UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2024 to October 31, 2025

EXPLANATORY NOTE
The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (0000351601-25-000016) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “first companion submission”) provides the information required by Item 1 with respect to some remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission and with respect to the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) and in the immediately following companion submission (the “second companion submission”). Apart from Item 1, this submission is identical in all material respects to the initial submission and the second companion submission, including with respect to Items 6 and 7, which cover all of the Registrant’s reports submitted with this first companion submission, the initial submission and the second companion submission.
Item 1. Reports to Stockholders

Multifactor U.S. Equity Fund

Class A

RTDAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$97	0.89%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class AFootnote Reference(a)	Russell 1000® Index
2015	9,425	10,000
2016	9,860	10,426
2017	12,228	12,893
2018	12,851	13,793
2019	14,426	15,745
2020	14,995	17,456
2021	21,318	25,051
2022	18,486	20,948
2023	19,987	22,935
2024	27,082	31,665
2025	32,201	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales chargeFootnote Reference(a)	12.04%	15.15%	12.41%
Class A - no sales chargeFootnote Reference(a)	18.90%	16.52%	13.07%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class A

Annual Shareholder Report

RTDAX

October 31, 2025

Multifactor U.S. Equity Fund

Class C

RTDCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$179	1.64%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class CFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,461	10,426
2017	12,974	12,893
2018	13,592	13,793
2019	15,138	15,745
2020	15,620	17,456
2021	22,034	25,051
2022	18,962	20,948
2023	20,354	22,935
2024	27,365	31,665
2025	32,289	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class CFootnote Reference(a)	17.99%	15.63%	12.44%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class C

Annual Shareholder Report

RTDCX

October 31, 2025

Multifactor U.S. Equity Fund

Class M

RTDTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$54	0.49%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class M	Russell 1000® Index
2015	10,000	10,000
2016	10,475	10,426
2017	13,013	12,893
2018	13,712	13,793
2019	15,453	15,745
2020	16,133	17,456
2021	23,013	25,051
2022	20,031	20,948
2023	21,762	22,935
2024	29,584	31,665
2025	35,314	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class M	19.37%	16.96%	13.45%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Multifactor U.S. Equity Fund

Class M

Annual Shareholder Report

RTDTX

October 31, 2025

Multifactor U.S. Equity Fund

Class R6

RTDRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$52	0.47%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,478	10,426
2017	13,018	12,893
2018	13,720	13,793
2019	15,465	15,745
2020	16,138	17,456
2021	23,042	25,051
2022	20,060	20,948
2023	21,798	22,935
2024	29,645	31,665
2025	35,380	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	19.34%	17.00%	13.47%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Multifactor U.S. Equity Fund

Class R6

Annual Shareholder Report

RTDRX

October 31, 2025

Multifactor U.S. Equity Fund

Class S

RTDSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$70	0.64%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index
2015	10,000	10,000
2016	10,461	10,426
2017	12,974	12,893
2018	13,652	13,793
2019	15,363	15,745
2020	16,008	17,456
2021	22,810	25,051
2022	19,833	20,948
2023	21,501	22,935
2024	29,202	31,665
2025	34,787	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	19.13%	16.79%	13.28%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Multifactor U.S. Equity Fund

Class S

Annual Shareholder Report

RTDSX

October 31, 2025

Multifactor U.S. Equity Fund

Class Y

RTDYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor U.S. Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.44%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality and smaller capitalization compared to the benchmark. Overall, the Fund’s factor tilts toward smaller size and away from the most expensive and most volatile stocks was not rewarded. Sector allocation decisions were mixed, as an underweight to healthcare and real estate added to Fund performance, while an overweight to energy and underweight to information technology detracted. Industry allocation was not rewarded mainly due to an underweight to the outperforming semiconductors & semiconductor equipment industry and an overweight to the underperforming insurance and media industries.

Russell Investment Management, LLC fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 1000® Index
2015	10,000	10,000
2016	10,470	10,426
2017	13,024	12,893
2018	13,719	13,793
2019	15,468	15,745
2020	16,157	17,456
2021	23,062	25,051
2022	20,081	20,948
2023	21,829	22,935
2024	29,684	31,665
2025	35,462	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	19.46%	17.02%	13.49%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$289,379
Total Number of Portfolio Holdings	819
Total Advisory Fees Paid (thousands)	$1,127
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	4.9%
Common Stocks	95.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.7%
Financial Services	13.3%
Consumer Discretionary	12.5%
Health Care	8.8%
Producer Durables	7.4%
Utilities	3.7%
Materials and Processing	3.4%
Consumer Staples	3.1%
Energy	3.1%
Other	5.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Multifactor U.S. Equity Fund

Class Y

Annual Shareholder Report

RTDYX

October 31, 2025

Equity Income Fund

Class A

RSQAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$117	1.12%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	9,425	10,000	10,000
2016	9,722	10,426	10,426
2017	11,922	12,893	12,893
2018	12,477	13,793	13,793
2019	13,794	15,745	15,634
2020	13,514	17,456	14,451
2021	19,462	25,051	20,774
2022	17,951	20,948	19,320
2023	18,395	22,935	19,346
2024	23,425	31,665	25,339
2025	25,391	38,358	28,164

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	2.15%	12.10%	9.77%
Class A - no sales charge	8.39%	13.44%	10.42%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, and the returns of the Russell 1000® Value Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Equity Income Fund

Class A

Annual Shareholder Report

RSQAX

October 31, 2025

Equity Income Fund

Class C

REQSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$194	1.87%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,239	10,426	10,426
2017	12,464	12,893	12,893
2018	12,944	13,793	13,793
2019	14,201	15,745	15,634
2020	13,809	17,456	14,451
2021	19,743	25,051	20,774
2022	18,066	20,948	19,320
2023	18,373	22,935	19,346
2024	23,224	31,665	25,339
2025	24,987	38,358	28,164

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	7.59%	12.59%	9.59%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, and the returns of the Russell 1000® Value Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Equity Income Fund

Class C

Annual Shareholder Report

REQSX

October 31, 2025

Equity Income Fund

Class S

RLISX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$87	0.83%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,345	10,426	10,426
2017	12,719	12,893	12,893
2018	13,348	13,793	13,793
2019	14,797	15,745	15,634
2020	14,542	17,456	14,451
2021	21,007	25,051	20,774
2022	19,428	20,948	19,320
2023	19,957	22,935	19,346
2024	25,494	31,665	25,339
2025	27,712	38,358	28,164

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	8.70%	13.76%	10.73%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(a)	11.15%	14.28%	10.91%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, and the returns of the Russell 1000® Value Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Equity Income Fund

Class S

Annual Shareholder Report

RLISX

October 31, 2025

Equity Income Fund

Class Y

REAYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$70	0.67%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s two money managers outperformed its assigned benchmark. Stock selection was mixed over the period, as selection within the utilities, healthcare and consumer staples sectors was positive while selection in the information technology and communication services sectors detracted. Factor positioning was negative, as tilts toward smaller size and away from the most expensive stocks were not rewarded. Sector allocation detracted over the period, as an overweight to healthcare and underweight to financials detracted from performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most volatile stocks in favor of higher dividend yield, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Value Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class YFootnote Reference(a)	Russell 1000® Index	Equity Income Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,354	10,426	10,426
2017	12,747	12,893	12,893
2018	13,399	13,793	13,793
2019	14,877	15,745	15,634
2020	14,646	17,456	14,451
2021	21,188	25,051	20,774
2022	19,624	20,948	19,320
2023	20,191	22,935	19,346
2024	25,829	31,665	25,339
2025	28,129	38,358	28,164

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	8.91%	13.94%	10.90%
Russell 1000® Index	21.14%	17.05%	14.39%
Equity Income Linked BenchmarkFootnote Reference(b)	11.15%	14.28%	10.91%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$161,264
Total Number of Portfolio Holdings	265
Total Advisory Fees Paid (thousands)	$801
Portfolio Turnover Rate	25%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Short-Term Investments	3.9%
Common Stocks	95.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.3%
Health Care	11.5%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Technology	9.7%
Producer Durables	9.2%
Utilities	8.3%
Energy	7.2%
Materials and Processing	5.3%
Other	4.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y Shares on March 1, 2017. The returns shown for Class Y Shares for the period May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class I Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Equity Income Linked Benchmark represents the returns of the Russell 1000® Index through September 30, 2019, and the returns of the Russell 1000® Value Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Equity Income Fund

Class Y

Annual Shareholder Report

REAYX

October 31, 2025

Sustainable Aware Equity Fund

Class A

REQAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.27%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	9,426	10,000	10,000
2016	9,822	10,426	10,440
2017	11,614	12,893	12,619
2018	12,447	13,793	13,764
2019	14,275	15,745	16,339
2020	14,954	17,456	17,475
2021	20,332	25,051	24,116
2022	18,246	20,948	20,166
2023	19,169	22,935	22,079
2024	24,848	31,665	30,484
2025	27,926	38,358	36,927

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	5.93%	11.97%	10.82%
Class A - no sales charge	12.36%	13.31%	11.47%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Aware Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Aware Equity Fund

Class A

Annual Shareholder Report

REQAX

October 31, 2025

Sustainable Aware Equity Fund

Class C

REQCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$214	2.02%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,343	10,426	10,440
2017	12,139	12,893	12,619
2018	12,912	13,793	13,764
2019	14,694	15,745	16,339
2020	15,275	17,456	17,475
2021	20,616	25,051	24,116
2022	18,361	20,948	20,166
2023	19,147	22,935	22,079
2024	24,637	31,665	30,484
2025	27,477	38,358	36,927

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	11.53%	12.46%	10.64%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Aware Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Aware Equity Fund

Class C

Annual Shareholder Report

REQCX

October 31, 2025

Sustainable Aware Equity Fund

Class S

REQTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$104	0.98%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,446	10,426	10,440
2017	12,386	12,893	12,619
2018	13,314	13,793	13,764
2019	15,314	15,745	16,339
2020	16,084	17,456	17,475
2021	21,934	25,051	24,116
2022	19,740	20,948	20,166
2023	20,800	22,935	22,079
2024	27,043	31,665	30,484
2025	30,477	38,358	36,927

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	12.70%	13.64%	11.79%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Aware Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Aware Equity Fund

Class S

Annual Shareholder Report

REQTX

October 31, 2025

Sustainable Aware Equity Fund

Class Y

REUYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Sustainable Aware Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$87	0.82%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. None of the Fund’s money managers outperformed their assigned benchmarks. Stock selection was the primary detractor over the period, specifically within the information technology and industrials sectors. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to healthcare and underweight to communication services detracted from performance, while an overweight to information technology and underweight to energy added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 1000® Index	Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,467	10,426	10,440
2017	12,434	12,893	12,619
2018	13,385	13,793	13,764
2019	15,419	15,745	16,339
2020	16,218	17,456	17,475
2021	22,153	25,051	24,116
2022	19,968	20,948	20,166
2023	21,074	22,935	22,079
2024	27,443	31,665	30,484
2025	30,977	38,358	36,927

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	12.88%	13.82%	11.97%
Russell 1000® Index	21.14%	17.05%	14.39%
Sustainable Aware Equity Linked BenchmarkFootnote Reference(a)	21.14%	16.14%	13.96%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$162,030
Total Number of Portfolio Holdings	546
Total Advisory Fees Paid (thousands)	$784
Portfolio Turnover Rate	75%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(6.0)%
Short-Term Investments	5.1%
Common Stocks	100.7%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.6%
Financial Services	12.8%
Producer Durables	11.7%
Health Care	11.3%
Consumer Discretionary	11.1%
Consumer Staples	4.3%
Materials and Processing	4.2%
Energy	1.6%
Utilities	1.1%
Other	(0.7)%

Material Fund Changes

Until February 28, 2025, the Fund’s name was Sustainable Equity Fund. Effective March 1, 2025, the Fund changed its name to Sustainable Aware Equity Fund.

In June 2025, RIM terminated Sustainable Growth Advisers, LP and Coho Partners, Ltd. as money managers for the Fund and hired Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Sustainable Aware Equity Linked Benchmark represents the returns of the Russell 1000® Defensive Index through December 31, 2020 and the returns of the Russell 1000® Index thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund, taking into account historical changes in the Fund’s benchmark and investment strategies. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Sustainable Aware Equity Fund

Class Y

Annual Shareholder Report

REUYX

October 31, 2025

U.S. Strategic Equity Fund

Class A

RSEAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$117	1.08%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 1000® Index
2015	10,000	10,000
2016	9,660	10,426
2017	11,928	12,893
2018	12,355	13,793
2019	13,763	15,745
2020	15,282	17,456
2021	21,275	25,051
2022	17,133	20,948
2023	18,790	22,935
2024	25,306	31,665
2025	29,520	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	9.96%	12.72%	11.43%
Class A - no sales charge	16.65%	14.07%	12.10%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class A

Annual Shareholder Report

RSEAX

October 31, 2025

U.S. Strategic Equity Fund

Class C

RSECX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$197	1.83%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 1000® Index
2015	10,000	10,000
2016	10,174	10,426
2017	12,461	12,893
2018	12,810	13,793
2019	14,159	15,745
2020	15,612	17,456
2021	21,574	25,051
2022	17,247	20,948
2023	18,764	22,935
2024	25,086	31,665
2025	29,060	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	15.84%	13.23%	11.26%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class C

Annual Shareholder Report

RSECX

October 31, 2025

U.S. Strategic Equity Fund

Class M

RUSTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$79	0.73%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,732	12,893
2018	13,234	13,793
2019	14,786	15,745
2020	16,469	17,456
2021	23,028	25,051
2022	18,606	20,948
2023	20,473	22,935
2024	27,672	31,665
2025	32,401	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	17.09%	14.49%	12.48%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

U.S. Strategic Equity Fund

Class M

Annual Shareholder Report

RUSTX

October 31, 2025

U.S. Strategic Equity Fund

Class S

RSESX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$90	0.83%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,717	12,893
2018	13,214	13,793
2019	14,746	15,745
2020	16,417	17,456
2021	22,923	25,051
2022	18,506	20,948
2023	20,339	22,935
2024	27,468	31,665
2025	32,122	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	16.94%	14.37%	12.38%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

U.S. Strategic Equity Fund

Class S

Annual Shareholder Report

RSESX

October 31, 2025

U.S. Strategic Equity Fund

Class Y

RUSPX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$71	0.65%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and materials sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class YFootnote Reference(a)	Russell 1000® Index
2015	10,000	10,000
2016	10,285	10,426
2017	12,717	12,893
2018	13,210	13,793
2019	14,767	15,745
2020	16,447	17,456
2021	22,998	25,051
2022	18,582	20,948
2023	20,451	22,935
2024	27,661	31,665
2025	32,414	38,358

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class YFootnote Reference(a)	17.18%	14.53%	12.48%
Russell 1000® Index	21.14%	17.05%	14.39%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$3,324,558
Total Number of Portfolio Holdings	503
Total Advisory Fees Paid (thousands)	$15,020
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(5.3)%
Short-Term Investments	1.9%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	44.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	10.3%
Producer Durables	7.3%
Consumer Staples	3.8%
Materials and Processing	3.6%
Energy	3.2%
Utilities	3.2%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund first issued Class Y Shares on July 30, 2018, closed its Class Y Shares on September 11, 2019 and reopened its Class Y shares on September 12, 2023. The returns shown for Class Y Shares for the period January 1, 2014 through July 29, 2018 are the returns of the Fund’s Class S Shares. The returns shown for Class Y Shares for the period September 12, 2019 through September 11, 2023 are the returns of the Fund’s Class M Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

U.S. Strategic Equity Fund

Class Y

Annual Shareholder Report

RUSPX

October 31, 2025

U.S. Small Cap Equity Fund

Class A

RLACX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$140	1.36%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	9,425	10,000	10,000
2016	9,797	10,424	10,411
2017	12,359	12,924	13,311
2018	12,698	13,776	13,557
2019	13,117	15,635	14,222
2020	12,062	17,221	14,203
2021	19,340	24,782	21,418
2022	16,685	20,688	17,447
2023	15,311	22,422	15,953
2024	19,723	30,910	21,388
2025	20,859	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	(0.31)%	10.26%	7.63%
Class A - no sales charge	5.76%	11.58%	8.27%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class A

Annual Shareholder Report

RLACX

October 31, 2025

U.S. Small Cap Equity Fund

Class C

RLECX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	2.11%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,319	10,424	10,411
2017	12,918	12,924	13,311
2018	13,175	13,776	13,557
2019	13,511	15,635	14,222
2020	12,331	17,221	14,203
2021	19,619	24,782	21,418
2022	16,797	20,688	17,447
2023	15,295	22,422	15,953
2024	19,558	30,910	21,388
2025	20,540	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	5.02%	10.74%	7.46%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class C

Annual Shareholder Report

RLECX

October 31, 2025

U.S. Small Cap Equity Fund

Class M

RUNTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$100	0.97%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 3000® Index	Russell 2000®IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,422	10,424	10,411
2017	13,192	12,924	13,311
2018	13,608	13,776	13,557
2019	14,115	15,635	14,222
2020	13,031	17,221	14,203
2021	20,972	24,782	21,418
2022	18,167	20,688	17,447
2023	16,735	22,422	15,953
2024	21,642	30,910	21,388
2025	22,981	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	6.19%	12.02%	8.68%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(b)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class M

Annual Shareholder Report

RUNTX

October 31, 2025

U.S. Small Cap Equity Fund

Class R6

RSCRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$97	0.94%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	Russell 3000® Index	Russell 2000®IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,442	10,424	10,411
2017	13,228	12,924	13,311
2018	13,645	13,776	13,557
2019	14,163	15,635	14,222
2020	13,077	17,221	14,203
2021	21,054	24,782	21,418
2022	18,240	20,688	17,447
2023	16,806	22,422	15,953
2024	21,740	30,910	21,388
2025	23,097	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	6.24%	12.05%	8.73%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(b)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class R6

Annual Shareholder Report

RSCRX

October 31, 2025

U.S. Small Cap Equity Fund

Class S

RLESX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$110	1.07%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,422	10,424	10,411
2017	13,185	12,924	13,311
2018	13,585	13,776	13,557
2019	14,079	15,635	14,222
2020	12,983	17,221	14,203
2021	20,872	24,782	21,418
2022	18,062	20,688	17,447
2023	16,618	22,422	15,953
2024	21,471	30,910	21,388
2025	22,782	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	6.10%	11.90%	8.58%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class S

Annual Shareholder Report

RLESX

October 31, 2025

U.S. Small Cap Equity Fund

Class Y

REBYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$94	0.91%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies RIM allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from higher volatility stocks detracting from performance. Sector allocation was negative over the period, as an overweight to the consumer discretionary sector and an underweight to the information technology sector detracted from performance. An underweight to the real estate sector helped reduce the negative impact. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,442	10,424	10,411
2017	13,234	12,924	13,311
2018	13,657	13,776	13,557
2019	14,171	15,635	14,222
2020	13,088	17,221	14,203
2021	21,079	24,782	21,418
2022	18,270	20,688	17,447
2023	16,839	22,422	15,953
2024	21,786	30,910	21,388
2025	23,147	37,343	24,471

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	6.25%	12.08%	8.76%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000®IndexFootnote Reference(a)	14.41%	11.50%	9.36%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$626,434
Total Number of Portfolio Holdings	1,114
Total Advisory Fees Paid (thousands)	$4,694
Portfolio Turnover Rate	85%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Securities Sold Short	(3.7)%
Short-Term Investments	3.8%
Common Stocks	99.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	20.9%
Health Care	17.6%
Producer Durables	16.6%
Technology	14.7%
Consumer Discretionary	12.1%
Materials and Processing	8.0%
Energy	5.0%
Utilities	2.5%
Consumer Staples	2.4%
Other	0.2%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Class Y

Annual Shareholder Report

REBYX

October 31, 2025

Multifactor International Equity Fund

Class M

RTITX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$88	0.79%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class M	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,675	9,773	9,766
2017	11,984	11,995	12,025
2018	11,049	11,183	11,226
2019	11,906	12,423	12,470
2020	10,553	11,579	11,623
2021	14,473	15,701	15,761
2022	11,423	12,241	12,287
2023	12,894	13,778	13,831
2024	15,727	17,063	17,127
2025	19,297	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class M	22.70%	12.83%	6.79%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Multifactor International Equity Fund

Class M

Annual Shareholder Report

RTITX

October 31, 2025

Multifactor International Equity Fund

Class R6

RTIRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$84	0.75%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	9,689	9,773	9,766
2017	12,009	11,995	12,025
2018	11,060	11,183	11,226
2019	11,921	12,423	12,470
2020	10,582	11,579	11,623
2021	14,491	15,701	15,761
2022	11,444	12,241	12,287
2023	12,928	13,778	13,831
2024	15,781	17,063	17,127
2025	19,375	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	22.78%	12.86%	6.84%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(b)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Multifactor International Equity Fund

Class R6

Annual Shareholder Report

RTIRX

October 31, 2025

Multifactor International Equity Fund

Class S

RTISX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$105	0.94%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,665	9,773	9,766
2017	11,956	11,995	12,025
2018	10,996	11,183	11,226
2019	11,846	12,423	12,470
2020	10,495	11,579	11,623
2021	14,343	15,701	15,761
2022	11,321	12,241	12,287
2023	12,758	13,778	13,831
2024	15,540	17,063	17,127
2025	19,035	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	22.49%	12.65%	6.65%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Multifactor International Equity Fund

Class S

Annual Shareholder Report

RTISX

October 31, 2025

Multifactor International Equity Fund

Class Y

RTIYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Multifactor International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$84	0.75%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. The Fund maintained exposure to companies with lower valuation, higher quality, lower volatility and smaller capitalization compared to the benchmark and these factor tilts were not rewarded. Sector allocations had a mixed impact on performance and were not a significant driver of active returns over the period. Industry allocation was a detractor from performance, specifically via underweight positions in banks and aerospace and defense.

Derivatives were used over the period to equitize a portion of the Fund’s cash, as well as to manage Fund-level country and region exposures on a tactical basis. The Fund’s use of index futures to equitize a portion of the Fund’s cash performed as intended. The tactical exposures contributed positively to overall performance during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World ex USA Index (Net)	Multifactor International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,689	9,773	9,766
2017	12,000	11,995	12,025
2018	11,064	11,183	11,226
2019	11,928	12,423	12,470
2020	10,588	11,579	11,623
2021	14,512	15,701	15,761
2022	11,470	12,241	12,287
2023	12,942	13,778	13,831
2024	15,810	17,063	17,127
2025	19,405	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	22.74%	12.88%	6.85%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
Multifactor International Equity Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$197,820
Total Number of Portfolio Holdings	610
Total Advisory Fees Paid (thousands)	$500
Portfolio Turnover Rate	59%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.9%
Preferred Stocks	0.6%
Short-Term Investments	3.3%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	19.0%
Canada	10.9%
United Kingdom	9.6%
Germany	8.2%
United States	7.7%
France	7.6%
Australia	5.6%
Netherlands	4.4%
Switzerland	3.5%
Italy	2.9%
Other Common Stocks	15.8%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Multifactor International Equity Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Multifactor International Equity Fund

Class Y

Annual Shareholder Report

RTIYX

October 31, 2025

International Developed Markets Fund

Class A

RLNAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$139	1.26%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	9,426	10,000	10,000
2016	9,249	9,773	9,766
2017	11,404	11,995	12,025
2018	10,448	11,183	11,226
2019	11,231	12,423	12,470
2020	10,098	11,579	11,623
2021	14,099	15,701	15,761
2022	10,854	12,241	12,287
2023	12,231	13,778	13,831
2024	14,787	17,063	17,127
2025	17,774	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	13.29%	10.65%	5.92%
Class A - no sales charge	20.20%	11.97%	6.55%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Class A

Annual Shareholder Report

RLNAX

October 31, 2025

International Developed Markets Fund

Class C

RLNCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$220	2.01%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,740	9,773	9,766
2017	11,919	11,995	12,025
2018	10,839	11,183	11,226
2019	11,563	12,423	12,470
2020	10,316	11,579	11,623
2021	14,297	15,701	15,761
2022	10,925	12,241	12,287
2023	12,216	13,778	13,831
2024	14,662	17,063	17,127
2025	17,493	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	19.31%	11.14%	5.75%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Class C

Annual Shareholder Report

RLNCX

October 31, 2025

International Developed Markets Fund

Class M

RNTTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$96	0.87%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	9,839	9,773	9,766
2017	12,170	11,995	12,025
2018	11,196	11,183	11,226
2019	12,081	12,423	12,470
2020	10,904	11,579	11,623
2021	15,283	15,701	15,761
2022	11,812	12,241	12,287
2023	13,362	13,778	13,831
2024	16,219	17,063	17,127
2025	19,572	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	20.67%	12.41%	6.95%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(b)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Class M

Annual Shareholder Report

RNTTX

October 31, 2025

International Developed Markets Fund

Class S

RINTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$107	0.97%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,839	9,773	9,766
2017	12,164	11,995	12,025
2018	11,178	11,183	11,226
2019	12,048	12,423	12,470
2020	10,865	11,579	11,623
2021	15,214	15,701	15,761
2022	11,747	12,241	12,287
2023	13,274	13,778	13,831
2024	16,093	17,063	17,127
2025	19,404	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	20.57%	12.30%	6.85%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Class S

Annual Shareholder Report

RINTX

October 31, 2025

International Developed Markets Fund

Class Y

RINYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$89	0.81%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to healthcare and overweights to information technology and communication services contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,856	9,773	9,766
2017	12,207	11,995	12,025
2018	11,235	11,183	11,226
2019	12,129	12,423	12,470
2020	10,954	11,579	11,623
2021	15,360	15,701	15,761
2022	11,880	12,241	12,287
2023	13,444	13,778	13,831
2024	16,327	17,063	17,127
2025	19,716	21,087	21,167

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	20.75%	12.47%	7.02%
MSCI World ex USA Index (Net)	23.59%	12.74%	7.75%
International Developed Markets Linked BenchmarkFootnote Reference(a)	23.59%	12.74%	7.79%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,112,288
Total Number of Portfolio Holdings	545
Total Advisory Fees Paid (thousands)	$7,258
Portfolio Turnover Rate	32%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.1%
Preferred Stocks	0.4%
Short-Term Investments	2.9%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.3%
United Kingdom	9.7%
United States	9.3%
France	8.2%
Germany	8.2%
Netherlands	4.5%
China	4.2%
Canada	3.9%
Switzerland	3.8%
Italy	3.1%
Other Common Stocks	23.4%
Other	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Class Y

Annual Shareholder Report

RINYX

October 31, 2025

Global Equity Fund

Class A

RGEAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$135	1.23%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	9,421	10,000	10,000
2016	9,517	10,118	10,117
2017	11,745	12,423	12,447
2018	11,746	12,567	12,601
2019	12,987	14,162	14,200
2020	13,174	14,780	14,820
2021	18,685	20,755	20,811
2022	15,357	16,920	16,965
2023	17,127	18,693	18,743
2024	22,248	24,988	25,056
2025	26,554	30,490	30,572

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	12.49%	13.70%	10.26%
Class A - no sales charge	19.35%	15.05%	10.92%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Equity Fund

Class A

Annual Shareholder Report

RGEAX

October 31, 2025

Global Equity Fund

Class C

RGECX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$216	1.98%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,024	10,118	10,117
2017	12,277	12,423	12,447
2018	12,187	12,567	12,601
2019	13,371	14,162	14,200
2020	13,470	14,780	14,820
2021	18,956	20,755	20,811
2022	15,473	16,920	16,965
2023	17,108	18,693	18,743
2024	22,064	24,988	25,056
2025	26,149	30,490	30,572

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	18.51%	14.19%	10.09%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Equity Fund

Class C

Annual Shareholder Report

RGECX

October 31, 2025

Global Equity Fund

Class M

RGDTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$97	0.88%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,126	10,118	10,117
2017	12,541	12,423	12,447
2018	12,587	12,567	12,601
2019	13,959	14,162	14,200
2020	14,217	14,780	14,820
2021	20,218	20,755	20,811
2022	16,681	16,920	16,965
2023	18,676	18,693	18,743
2024	24,343	24,988	25,056
2025	29,163	30,490	30,572

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	19.80%	15.45%	11.30%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(b)	22.02%	15.58%	11.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Equity Fund

Class M

Annual Shareholder Report

RGDTX

October 31, 2025

Global Equity Fund

Class S

RGESX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$108	0.98%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,126	10,118	10,117
2017	12,531	12,423	12,447
2018	12,566	12,567	12,601
2019	13,927	14,162	14,200
2020	14,168	14,780	14,820
2021	20,136	20,755	20,811
2022	16,601	16,920	16,965
2023	18,552	18,693	18,743
2024	24,146	24,988	25,056
2025	28,912	30,490	30,572

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	19.74%	15.33%	11.20%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Equity Fund

Class S

Annual Shareholder Report

RGESX

October 31, 2025

Global Equity Fund

Class Y

RLGYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$86	0.78%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Three of the Fund’s four money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilts towards quality and low volatility stocks, as well as smaller capitalization stocks were not rewarded. Sector positioning was flat, as an underweight to information technology was ineffective but was partially offset by the positive contribution from an overweight to communication services. Stock selection was generally beneficial over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and reflecting defensive positioning, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted from the Fund’s performance for the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI World Index (Net)	Global Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,150	10,118	10,117
2017	12,579	12,423	12,447
2018	12,629	12,567	12,601
2019	14,036	14,162	14,200
2020	14,303	14,780	14,820
2021	20,353	20,755	20,811
2022	16,814	16,920	16,965
2023	18,838	18,693	18,743
2024	24,578	24,988	25,056
2025	29,479	30,490	30,572

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	20.05%	15.56%	11.42%
MSCI World Index (Net)	22.02%	15.58%	11.79%
Global Equity Linked BenchmarkFootnote Reference(a)	22.02%	15.58%	11.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,918,669
Total Number of Portfolio Holdings	637
Total Advisory Fees Paid (thousands)	$13,149
Portfolio Turnover Rate	49%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	4.2%
Preferred Stocks	0.3%
Short-Term Investments	2.3%
Common Stocks	93.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	55.6%
Japan	5.8%
United Kingdom	4.6%
France	3.9%
Taiwan	2.7%
Germany	2.5%
Netherlands	2.3%
China	2.2%
Canada	1.3%
Switzerland	1.3%
Other Common Stocks	11.0%
Other	6.8%

Material Fund Changes

During the fiscal year, the Fund added a principal investment strategy to employ long-short strategies pursuant to which it gains exposure to a portfolio of long and short equity securities through derivative positions. The Fund may also purchase equity securities to implement its long-short strategies. Short positions are subject to risks, including the potential for losses.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Equity Fund

Class Y

Annual Shareholder Report

RLGYX

October 31, 2025

Emerging Markets Fund

Class A

REMAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$163	1.42%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	9,425	10,000	10,000
2016	10,306	10,927	10,940
2017	13,025	13,817	13,716
2018	11,160	12,088	12,035
2019	12,237	13,521	13,462
2020	12,291	14,636	14,572
2021	14,842	17,119	17,044
2022	9,964	11,807	11,756
2023	10,957	13,083	13,025
2024	13,486	16,394	16,323
2025	17,393	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	21.54%	5.92%	5.69%
Class A - no sales charge	28.97%	7.19%	6.32%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class A

Annual Shareholder Report

REMAX

October 31, 2025

Emerging Markets Fund

Class C

REMCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$247	2.17%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,852	10,927	10,940
2017	13,607	13,817	13,716
2018	11,576	12,088	12,035
2019	12,595	13,521	13,462
2020	12,563	14,636	14,572
2021	15,048	17,119	17,044
2022	10,033	11,807	11,756
2023	10,946	13,083	13,025
2024	13,371	16,394	16,323
2025	17,115	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	28.00%	6.38%	5.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class C

Annual Shareholder Report

REMCX

October 31, 2025

Emerging Markets Fund

Class M

RMMTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$123	1.07%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,955	10,927	10,940
2017	13,890	13,817	13,716
2018	11,942	12,088	12,035
2019	13,145	13,521	13,462
2020	13,247	14,636	14,572
2021	16,049	17,119	17,044
2022	10,818	11,807	11,756
2023	11,939	13,083	13,025
2024	14,742	16,394	16,323
2025	19,082	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	29.51%	7.57%	6.67%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(b)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class M

Annual Shareholder Report

RMMTX

October 31, 2025

Emerging Markets Fund

Class R6

REGRX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$117	1.02%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class R6Footnote Reference(a)	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,979	10,927	10,940
2017	13,932	13,817	13,716
2018	11,989	12,088	12,035
2019	13,203	13,521	13,462
2020	13,315	14,636	14,572
2021	16,135	17,119	17,044
2022	10,885	11,807	11,756
2023	12,017	13,083	13,025
2024	14,842	16,394	16,323
2025	19,216	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class R6Footnote Reference(a)	29.47%	7.61%	6.75%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(b)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class R6

Annual Shareholder Report

REGRX

October 31, 2025

Emerging Markets Fund

Class S

REMSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$134	1.17%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,955	10,927	10,940
2017	13,883	13,817	13,716
2018	11,924	12,088	12,035
2019	13,114	13,521	13,462
2020	13,200	14,636	14,572
2021	15,973	17,119	17,044
2022	10,755	11,807	11,756
2023	11,862	13,083	13,025
2024	14,624	16,394	16,323
2025	18,913	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	29.33%	7.46%	6.58%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class S

Annual Shareholder Report

REMSX

October 31, 2025

Emerging Markets Fund

Class Y

REMYX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$114	0.99%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its secondary benchmark for the fiscal year. Four of the Fund’s six money managers outperformed their assigned benchmarks. An underweight allocation to India and stock selection within certain sectors in South Korea, India, Taiwan, South Africa and UAE were beneficial to performance. Stock selection within China was the primary headwind to relative returns.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to value and momentum factors, was beneficial over the fiscal year. RIM’s other positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to the low volatility factor, reduced tracking error to the Fund’s benchmark but detracted from performance over the fiscal year.

During the fiscal year, RIM used index futures contracts to equitize a portion of the Fund’s cash and this strategy performed as intended. RIM also used index futures contracts to partially hedge country risk in India and Taiwan. These positions served to reduce tracking error to the Fund’s benchmark and had a neutral impact on performance.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class Y	MSCI Emerging Markets Index (Net)	Emerging Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,979	10,927	10,940
2017	13,935	13,817	13,716
2018	11,993	12,088	12,035
2019	13,210	13,521	13,462
2020	13,325	14,636	14,572
2021	16,153	17,119	17,044
2022	10,897	11,807	11,756
2023	12,035	13,083	13,025
2024	14,872	16,394	16,323
2025	19,262	20,971	20,879

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class Y	29.52%	7.65%	6.77%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
Emerging Markets Linked BenchmarkFootnote Reference(a)	27.91%	7.46%	7.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$831,321
Total Number of Portfolio Holdings	515
Total Advisory Fees Paid (thousands)	$6,272
Portfolio Turnover Rate	57%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Preferred Stocks	1.1%
Short-Term Investments	1.7%
Common Stocks	97.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	27.1%
Taiwan	17.0%
South Korea	15.1%
India	11.5%
Brazil	5.3%
South Africa	2.9%
Saudi Arabia	2.1%
Thailand	1.8%
Mexico	1.6%
United Arab Emirates	1.6%
Other Common Stocks	11.3%
Other	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Emerging Markets Fund

Class Y

Annual Shareholder Report

REMYX

October 31, 2025

Tax-Managed U.S. Large Cap Fund

Class A

RTLAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$124	1.15%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	S&P 500® Index
2015	9,424	10,000
2016	9,612	10,451
2017	11,783	12,921
2018	12,282	13,870
2019	13,738	15,857
2020	15,039	17,397
2021	21,029	24,862
2022	17,273	21,230
2023	18,995	23,383
2024	25,335	32,272
2025	29,432	39,196

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	9.50%	13.03%	11.40%
Class A - no sales charge	16.17%	14.37%	12.06%
S&P 500® Index	21.45%	17.64%	14.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class A

Annual Shareholder Report

RTLAX

October 31, 2025

Tax-Managed U.S. Large Cap Fund

Class C

RTLCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$205	1.90%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	S&P 500® Index
2015	10,000	10,000
2016	10,123	10,451
2017	12,317	12,921
2018	12,741	13,870
2019	14,146	15,857
2020	15,369	17,397
2021	21,331	24,862
2022	17,390	21,230
2023	18,981	23,383
2024	25,126	32,272
2025	28,967	39,196

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	15.30%	13.51%	11.22%
S&P 500® Index	21.45%	17.64%	14.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class C

Annual Shareholder Report

RTLCX

October 31, 2025

Tax-Managed U.S. Large Cap Fund

Class M

RTMTX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$87	0.80%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	S&P 500® Index
2015	10,000	10,000
2016	10,225	10,451
2017	12,575	12,921
2018	13,155	13,870
2019	14,765	15,857
2020	16,217	17,397
2021	22,758	24,862
2022	18,759	21,230
2023	20,700	23,383
2024	27,708	32,272
2025	32,298	39,196

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	16.57%	14.77%	12.44%
S&P 500® Index	21.45%	17.64%	14.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.

Tax-Managed U.S. Large Cap Fund

Class M

Annual Shareholder Report

RTMTX

October 31, 2025

Tax-Managed U.S. Large Cap Fund

Class S

RETSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$97	0.90%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark. Stock selection was the primary detractor over the period, as holdings within the information technology, industrials and consumer discretionary sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded. Sector allocation was mixed, as overweights to materials and healthcare detracted while an underweight to real estate positively impacted performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the S&P 500® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	S&P 500® Index
2015	10,000	10,000
2016	10,225	10,451
2017	12,565	12,921
2018	13,132	13,870
2019	14,723	15,857
2020	16,158	17,397
2021	22,649	24,862
2022	18,651	21,230
2023	20,564	23,383
2024	27,494	32,272
2025	32,017	39,196

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	16.45%	14.66%	12.34%
S&P 500® Index	21.45%	17.64%	14.64%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$11,174,667
Total Number of Portfolio Holdings	423
Total Advisory Fees Paid (thousands)	$63,087
Portfolio Turnover Rate	31%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.1%
Short-Term Investments	1.6%
Common Stocks	98.3%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	43.3%
Consumer Discretionary	14.0%
Financial Services	12.9%
Health Care	8.8%
Producer Durables	6.7%
Utilities	3.8%
Consumer Staples	3.3%
Materials and Processing	2.9%
Energy	2.6%
Other	1.7%

Material Fund Changes

In June 2025, RIM terminated Sustainable Growth Advisers, LP as a money manager for the Fund and hired Jacobs Levy Equity Management, Inc. as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Tax-Managed U.S. Large Cap Fund

Class S

Annual Shareholder Report

RETSX

October 31, 2025

Tax-Managed U.S. Mid & Small Cap Fund

Class A

RTSAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$151	1.49%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	9,423	10,000	10,000
2016	9,423	10,424	10,398
2017	11,672	12,924	12,964
2018	12,031	13,776	13,328
2019	12,788	15,635	14,506
2020	12,550	17,221	14,813
2021	18,535	24,782	22,135
2022	15,237	20,688	18,244
2023	14,369	22,422	17,400
2024	18,688	30,910	23,156
2025	19,170	37,343	25,920

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	(3.33)%	7.56%	6.72%
Class A - no sales charge	2.58%	8.84%	7.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Tax-Managed U.S. Mid & Small Cap Fund

Class A

Annual Shareholder Report

RTSAX

October 31, 2025

Tax-Managed U.S. Mid & Small Cap Fund

Class C

RTSCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$223	2.21%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	9,925	10,424	10,398
2017	12,208	12,924	12,964
2018	12,490	13,776	13,328
2019	13,183	15,635	14,506
2020	12,845	17,221	14,813
2021	18,838	24,782	22,135
2022	15,375	20,688	18,244
2023	14,394	22,422	17,400
2024	18,582	30,910	23,156
2025	18,926	37,343	25,920

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	1.88%	8.06%	6.59%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Tax-Managed U.S. Mid & Small Cap Fund

Class C

Annual Shareholder Report

RTSCX

October 31, 2025

Tax-Managed U.S. Mid & Small Cap Fund

Class M

RTOUX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$113	1.11%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,028	10,424	10,398
2017	12,466	12,924	12,964
2018	12,899	13,776	13,328
2019	13,765	15,635	14,506
2020	13,565	17,221	14,813
2021	20,102	24,782	22,135
2022	16,591	20,688	18,244
2023	15,705	22,422	17,400
2024	20,498	30,910	23,156
2025	21,113	37,343	25,920

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	3.00%	9.25%	7.76%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(b)	11.94%	11.84%	9.99%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Tax-Managed U.S. Mid & Small Cap Fund

Class M

Annual Shareholder Report

RTOUX

October 31, 2025

Tax-Managed U.S. Mid & Small Cap Fund

Class S

RTSSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed U.S. Mid & Small Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$123	1.21%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s eight money managers outperformed their assigned benchmarks. Stock selection was negative, with selection in the information technology, financials and industrials sectors detracting from performance. Factor positioning was a negative contributor, with exposure towards higher quality and away from higher volatility stocks detracting from performance. Sector allocation decisions were mixed over the period, as an overweight to the healthcare sector detracted while an underweight to the real estate sector was beneficial. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2500™ Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	Russell 3000® Index	Russell 2500™ IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,028	10,424	10,398
2017	12,456	12,924	12,964
2018	12,880	13,776	13,328
2019	13,726	15,635	14,506
2020	13,513	17,221	14,813
2021	20,006	24,782	22,135
2022	16,497	20,688	18,244
2023	15,597	22,422	17,400
2024	20,338	30,910	23,156
2025	20,930	37,343	25,920

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	2.91%	9.15%	7.67%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2500™ IndexFootnote Reference(a)	11.94%	11.84%	9.99%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,775,232
Total Number of Portfolio Holdings	830
Total Advisory Fees Paid (thousands)	$15,935
Portfolio Turnover Rate	55%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Short-Term Investments	3.5%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.9%
Producer Durables	18.5%
Health Care	13.0%
Technology	12.9%
Consumer Discretionary	12.7%
Materials and Processing	9.9%
Energy	3.5%
Consumer Staples	3.0%
Utilities	2.8%
Other	3.8%

Material Fund Changes

In March 2025, RIM terminated BAMCO Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026 at https://connect.rightprospectus.com/russellinvestmentsor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Tax-Managed U.S. Mid & Small Cap Fund

Class S

Annual Shareholder Report

RTSSX

October 31, 2025

Tax-Managed International Equity Fund

Class A

RTNAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$143	1.29%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class A	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	9,429	10,000	10,000
2016	9,590	10,022	10,026
2017	11,917	12,392	12,420
2018	10,632	11,370	11,405
2019	11,493	12,652	12,691
2020	10,620	12,321	12,359
2021	14,097	15,976	16,025
2022	10,441	12,026	12,063
2023	11,707	13,477	13,519
2024	14,056	16,757	16,808
2025	17,177	20,934	20,998

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class A - with sales charge	15.21%	8.80%	5.56%
Class A - no sales charge	22.21%	10.09%	6.18%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Tax-Managed International Equity Fund

Class A

Annual Shareholder Report

RTNAX

October 31, 2025

Tax-Managed International Equity Fund

Class C

RTNCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$226	2.04%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class C	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,089	10,022	10,026
2017	12,464	12,392	12,420
2018	11,025	11,370	11,405
2019	11,835	12,652	12,691
2020	10,848	12,321	12,359
2021	14,282	15,976	16,025
2022	10,504	12,026	12,063
2023	11,690	13,477	13,519
2024	13,935	16,757	16,808
2025	16,901	20,934	20,998

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class C	21.28%	9.27%	5.39%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Tax-Managed International Equity Fund

Class C

Annual Shareholder Report

RTNCX

October 31, 2025

Tax-Managed International Equity Fund

Class M

RTIUX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$105	0.94%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class MFootnote Reference(a)	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)
2015	10,000	10,000	10,000
2016	10,183	10,022	10,026
2017	12,709	12,392	12,420
2018	11,370	11,370	11,405
2019	12,342	12,652	12,691
2020	11,432	12,321	12,359
2021	15,238	15,976	16,025
2022	11,324	12,026	12,063
2023	12,749	13,477	13,519
2024	15,366	16,757	16,808
2025	18,826	20,934	20,998

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class MFootnote Reference(a)	22.60%	10.49%	6.53%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(b)	24.93%	11.18%	7.70%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the Fund’s Class S Shares. For more information, see the Performance Notes section in the Fund’s Prospectus.
Footnote(b)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Tax-Managed International Equity Fund

Class M

Annual Shareholder Report

RTIUX

October 31, 2025

Tax-Managed International Equity Fund

Class S

RTNSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed International Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$116	1.04%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Four of the Fund’s five money managers outperformed their assigned benchmarks. With respect to factor exposures, the Fund’s underweight to momentum and overweight to quality faced headwinds while an overweight to value was additive. Sector positioning was flat and stock selection detracted from performance over the period.  Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality and low volatility, lagged over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Class S	MSCI ACWI ex USA Index (Net)	Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,183	10,022	10,026
2017	12,697	12,392	12,420
2018	11,354	11,370	11,405
2019	12,300	12,652	12,691
2020	11,393	12,321	12,359
2021	15,158	15,976	16,025
2022	11,262	12,026	12,063
2023	12,653	13,477	13,519
2024	15,239	16,757	16,808
2025	18,658	20,934	20,998

Annual Fund Performance*

	1 Year	5 Years	10 Years
Class S	22.44%	10.37%	6.44%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Tax-Managed International Equity Linked BenchmarkFootnote Reference(a)	24.93%	11.18%	7.70%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$5,117,982
Total Number of Portfolio Holdings	953
Total Advisory Fees Paid (thousands)	$33,001
Portfolio Turnover Rate	29%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.5%
Preferred Stocks	0.6%
Short-Term Investments	2.7%
Common Stocks	95.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
China	11.7%
Japan	11.6%
United Kingdom	7.2%
United States	6.8%
Germany	6.1%
Taiwan	6.0%
France	5.9%
South Korea	4.6%
India	4.5%
Canada	3.3%
Other Common Stocks	27.5%
Other	4.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed International Equity Linked Benchmark represents the returns of the Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Tax-Managed International Equity Fund

Class S

Annual Shareholder Report

RTNSX

October 31, 2025

Tax-Managed Real Assets Fund

Class A

RTXAX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$136	1.32%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class A	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	9,425	10,000	10,000
2019	9,802	10,525	10,494
2020	8,660	10,985	8,623
2021	12,842	15,425	12,498
2022	11,332	12,575	11,564
2023	10,934	13,893	11,254
2024	13,283	18,572	14,215
2025	14,183	22,661	15,342

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class A - with sales charge	0.65%	9.06%	5.62%
Class A - no sales charge	6.85%	10.37%	6.60%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class A

Annual Shareholder Report

RTXAX

October 31, 2025

Tax-Managed Real Assets Fund

Class C

RTXCX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$213	2.07%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class C	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,370	10,525	10,494
2020	9,089	10,985	8,623
2021	13,380	15,425	12,498
2022	11,721	12,575	11,564
2023	11,218	13,893	11,254
2024	13,524	18,572	14,215
2025	14,337	22,661	15,342

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class C	6.09%	9.54%	5.80%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class C

Annual Shareholder Report

RTXCX

October 31, 2025

Tax-Managed Real Assets Fund

Class M

RTXMX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$100	0.97%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class M	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,224	10,985	8,623
2021	13,738	15,425	12,498
2022	12,169	12,575	11,564
2023	11,783	13,893	11,254
2024	14,358	18,572	14,215
2025	15,391	22,661	15,342

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class M	7.19%	10.78%	6.98%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class M

Annual Shareholder Report

RTXMX

October 31, 2025

Tax-Managed Real Assets Fund

Class S

RTXSX

Annual Shareholder Report

October 31, 2025

This annual shareholder report contains important information about Tax-Managed Real Assets Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$111	1.07%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Stock selection among office and specialized REITs detracted from performance. Stock selection within the energy and agriculture sectors also had a negative impact. An overweight to toll roads coupled with favorable stock selection within the gas utilities sector was additive.

Money manager performance was mixed for the fiscal year, with one manager outperforming its benchmark and two underperforming their respective benchmarks.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to improve the Fund’s after-tax returns and control Fund-level exposures and risks through the purchase of a stock portfolio providing broadly diversified exposure to the full set of real asset sub-sectors, outperformed the Fund’s secondary benchmark. Underweight positioning in communications infrastructure and exposure to integrated oil companies both benefited performance.

During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.

How did the Fund perform since inception?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment since inception in an appropriate broad-based securities market index for the same period.

	Class S	MSCI World Index (Net)	Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)
6/10/2019	10,000	10,000	10,000
2019	10,410	10,525	10,494
2020	9,219	10,985	8,623
2021	13,703	15,425	12,498
2022	12,125	12,575	11,564
2023	11,727	13,893	11,254
2024	14,279	18,572	14,215
2025	15,296	22,661	15,342

Annual Fund Performance*

	1 Year	5 Years	Since Inception
Class S	7.12%	10.66%	6.87%
MSCI World Index (Net)	22.02%	15.58%	13.65%
Tax-Managed Real Assets Blended BenchmarkFootnote Reference(a)	7.93%	12.21%	6.93%

*The Fund's past performance is not a good predictor of the Fund's future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Net Assets (thousands)	$1,198,128
Total Number of Portfolio Holdings	403
Total Advisory Fees Paid (thousands)	$8,258
Portfolio Turnover Rate	44%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.6%
Preferred Stocks	1.2%
Short-Term Investments	2.2%
Common Stocks	96.0%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.5%
Australia	5.7%
Canada	3.7%
France	3.0%
Mexico	2.7%
Brazil	1.9%
Spain	1.8%
China	1.5%
United Kingdom	1.4%
Argentina	1.3%
Other Common Stocks	10.5%
Other	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments.

Householding

To reduce expenses, we may mail only one copy of the Fund's prospectus and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Footnote	Description
Footnote(a)	The Tax-Managed Real Assets Blended Benchmark consists of 40% FTSE Nareit Equity REIT Index (Net), 30% S&P Global Infrastructure Index (Net) and 30% S&P Global Natural Resources Index (Net). This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund's Summary Prospectus.

Tax-Managed Real Assets Fund

Class S

Annual Shareholder Report

RTXSX

October 31, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024    $1,404,849
2025    $1,461,046

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $469,963                                 Tax Services performed in connection with the Audit
2025    $488,768                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2024    $419,548                                 Tax services
2025    $434,048                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0
2025    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Russell Investments Exchange Traded Funds
Russell Investments New Economy Infrastructure Fund
Russell Investments Strategic Credit Fund
(each an “Investment Company”)

Audit and Non-Audit Services Pre-Approval Policy
Effective Date: April 1, 2025

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of each Investment Company to apply to any and all engagements of the independent auditor with: (1) an Investment Company for audit and permissible non-audit services and (2) the Investment Company’s adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Investment Company’s operations or financial reporting (“fund-related services”) 1. The term “Funds” shall collectively refer to each series of an Investment Company that is a series company and to each Investment Company that is not a series company.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee. 2 As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A or Form N-2, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid the Investment Company to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by the Investment Company and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “Investment Company Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of the Investment Company will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of the Investment Company.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and the Investment Company, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2024   $0
2025   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Company
OCTOBER 31, 2025
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Aware Equity Fund (formerly, Sustainable Equity Fund) A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Strategy Fund (formerly, Multi-Asset Growth Strategy Fund) A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
29 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Page
Multifactor U.S. Equity Fund (Form N-CSR Item 7) 3
Equity Income Fund (Form N-CSR Item 7) 23
Sustainable Aware Equity Fund (Form N-CSR Item 7) 37
U.S. Strategic Equity Fund (Form N-CSR Item 7) 55
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 74
Multifactor International Equity Fund (Form N-CSR Item 7) 98
International Developed Markets Fund (Form N-CSR Item 7) 120
Global Equity Fund (Form N-CSR Item7) 143
Emerging Markets Fund (Form N-CSR Item 7) 167
Tax-Managed U.S. Large Cap Fund (Form N-CSR Item 7) 191
Tax-Managed U.S. Mid & Small Cap Fund (Form N-CSR Item 7) 207
Tax-Managed International Equity Fund (Form N-CSR Item 7) 226
Tax-Managed Real Assets Fund (Form N-CSR Item 7) 253
Opportunistic Credit Fund (Form N-CSR Item 7) 271
Long Duration Bond Fund (Form N-CSR Item 7) 331
Strategic Bond Fund (Form N-CSR Item 7) 347
Investment Grade Bond Fund (Form N-CSR Item 7) 387
Short Duration Bond Fund (Form N-CSR Item 7) 422
Tax-Exempt High Yield Bond Fund (Form N-CSR Item 7) 454
Tax-Exempt Bond Fund (Form N-CSR Item 7) 545
Global Infrastructure Fund (Form N-CSR Item 7) 632
Global Real Estate Securities Fund (Form N-CSR Item 7) 650
Multi-Strategy Income Fund (Form N-CSR Item 7) 667
Multi-Asset Strategy Fund (Form N-CSR Item 7) 708
Notes to Schedules of Investments (Form N-CSR Item 7) 742
Notes to Financial Highlights (Form N-CSR Item 7) 744
Notes to Financial Statements (Form N-CSR Item 7) 745
Report of Independent Registered Public Accounting Firm 777
Tax Information 779
Affiliated Brokerage Transactions (Form N-CSR Item 7) 781
Basis for Approval of Investment
Advisory Agreements (Form N-CSR Item 11) 782
Adviser, Money Managers and Service Providers 796
Russell Investment Company
Annual Financial Statements and Other Information
October 31, 2025
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.0%
Consumer Discretionary - 12.5%
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AutoNation, Inc.(Æ) 326 65
AutoZone, Inc.(Æ) 66 243
Axon Enterprise, Inc.(Æ) 439 321
Bath & Body Works, Inc. 1,920 47
Best Buy Co., Inc. 2,328 191
BJ's Wholesale Club Holdings, Inc.(Æ) 1,997 176
BorgWarner, Inc. 1,372 59
Boyd Gaming Corp. 723 56
Bright Horizons Family Solutions, Inc.(Æ) 469 51
Burlington Stores, Inc.(Æ) 211 58
CarMax, Inc.(Æ) 1,077 45
Carnival Corp.(Æ) 11,243 324
Carvana Co.(Æ) 742 228
Cava Group, Inc.(Æ) 681 37
Charter Communications, Inc. Class A(Æ) 1,152 269
Chewy, Inc. Class A(Æ) 1,975 67
Chipotle Mexican Grill, Inc. Class A(Æ) 5,551 176
Comcast Corp. Class A 23,559 656
Costco Wholesale Corp. 1,733 1,580
Coupang , Inc.(Æ) 10,047 321
Crocs, Inc.(Æ) 572 47
Curtiss-Wright Corp. 515 307
Darden Restaurants, Inc. 819 148
Deckers Outdoor Corp.(Æ) 786 64
Dick's Sporting Goods, Inc. 249 55
Dollar General Corp. 2,168 214
Domino's Pizza, Inc. 156 62
DR Horton, Inc. 2,403 358
DraftKings , Inc. Class A(Æ) 1,380 42
Duolingo , Inc.(Æ) 396 107
Dutch Bros, Inc. Class A(Æ) 998 55
eBay, Inc. 3,381 275
Expedia Group, Inc. 958 211
FactSet Research Systems, Inc. 381 102
Ferguson Enterprises, Inc. 502 125
Five Below, Inc.(Æ) 420 66
Floor & Decor Holdings, Inc. Class A(Æ) 985 62
Flutter Entertainment PLC(Æ) 353 82
Ford Motor Co. 24,092 316
Fox Corp. Class A 3,594 232
Freshpet , Inc.(Æ) 646 32
GameStop Corp. Class A(Æ) 2,561 57
Gap, Inc. (The) 4,379 100
Garmin, Ltd. 787 168
Gen Digital, Inc. 5,066 134
General Motors Co. 5,499 380
Genuine Parts Co. 569 72
Grand Canyon Education, Inc.(Æ) 314 59
Hasbro, Inc. 1,006 77
Hilton Worldwide Holdings, Inc. 686 176
Home Depot, Inc. (The) 2,210 839
Hubbell, Inc. Class B 432 203
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Interpublic Group of Cos., Inc. (The) 2,693 69
Lear Corp. 508 53
Lennar Corp. Class A 2,509 311
Leonardo DRS, Inc. 1,182 43
Liberty Broadband Corp. Class C(Æ) 1,701 92
Liberty Media Corp. Class C(Æ) 1,106 110
Lithia Motors, Inc. Class A 169 53
Lowe's Cos., Inc. 877 209
Lululemon Athletica , Inc.(Æ) 403 69
Macy's, Inc. 4,591 90
Marriott International, Inc. Class A 395 103
Mattel, Inc.(Æ) 5,521 102
McDonald's Corp. 1,404 419
MGM Resorts International(Æ) 1,835 59
Netflix, Inc. Class B(Æ) 1,608 1,799
New York Times Co. (The) Class A 1,401 80
Nexstar Media Group, Inc. Class A 312 61
NIKE, Inc. Class B 2,680 173
Norwegian Cruise Line Holdings, Ltd.(Æ) 1,565 35
nVent Electric PLC 732 84
NVR, Inc.(Æ) 48 346
Ollie's Bargain Outlet Holdings, Inc.(Æ) 656 79
Omnicom Group, Inc. 2,040 153
On Holding AG Class A(Æ) 1,676 62
O'Reilly Automotive, Inc.(Æ) 1,290 122
Paramount Skydance Corp. Class B 2,878 44
Penske Automotive Group, Inc. 297 48
Planet Fitness, Inc. Class A(Æ) 836 76
PulteGroup, Inc. 2,498 299
PVH Corp. 690 54
QXO, Inc.(Æ) 2,549 45
Ralph Lauren Corp. Class A 627 200
RB Global, Inc. 1,676 166
Restaurant Brands International, Inc. 1,149 76
Rivian Automotive, Inc. Class A(Æ) 5,631 76
Rocket Lab Corp.(Æ) 3,142 198
Ross Stores, Inc. 1,377 219
Royal Caribbean Cruises, Ltd. 968 278
Sensata Technologies Holding PLC 1,690 54
Service Corp. International 879 73
SharkNinja , Inc.(Æ) 855 73
Sirius Xm Holdings, Inc. 2,231 48
Somnigroup International, Inc. 1,075 85
Tapestry, Inc. 1,188 131
Target Corp. 3,473 322
Tesla, Inc.(Æ) 10,362 4,731
Texas Roadhouse, Inc. Class A 555 91
Thor Industries, Inc. 415 43
TJX Cos., Inc. (The) 4,590 643
TKO Group Holdings, Inc. 464 87
Toll Brothers, Inc. 654 88
Tractor Supply Co. 3,229 175
Travel + Leisure Co. 626 39
U-Haul Holding Co. 963 47
Ulta Beauty, Inc.(Æ) 214 111
Viking Holdings, Ltd.(Æ) 1,659 101
Walmart, Inc. 16,389 1,658

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The) 4,305 485
Wayfair, Inc. Class A(Æ) 929 96
Whirlpool Corp. 598 43
Williams-Sonoma, Inc. 721 140
YETI Holdings, Inc.(Æ) 1,718 58
Yum! Brands, Inc. 757 105
Zillow Group, Inc.(Æ) 552 41
36,035
Consumer Staples - 3.1%
Albertsons Cos., Inc. Class A 6,959 123
Altria Group, Inc. 6,537 369
Aramark Services, Inc. 2,155 82
Archer-Daniels-Midland Co. 4,920 298
Brown-Forman Corp. Class B 1,961 53
Bunge Global SA 844 80
Campbell's Co. (The) 2,489 75
Casey's General Stores, Inc. 519 266
Celsius Holdings, Inc.(Æ) 1,234 74
Church & Dwight Co., Inc. 1,685 148
Clorox Co. (The) 1,245 140
Coca-Cola Co. (The) 9,099 627
Coca-Cola Consolidated, Inc. 589 77
Colgate-Palmolive Co. 1,473 114
Conagra Brands, Inc. 5,400 93
CVS Health Corp. 10,087 788
elf Beauty, Inc.(Æ) 398 49
Flowers Foods, Inc. 3,696 44
General Mills, Inc. 5,257 245
Hershey Co. (The) 877 149
Hormel Foods Corp. 3,167 68
Ingredion, Inc. 1,340 155
JM Smucker Co. (The) 1,742 180
Kellanova 951 79
Kenvue , Inc. 7,105 102
Keurig Dr Pepper, Inc. 5,575 152
Kimberly-Clark Corp. 1,606 192
Kraft Heinz Co. (The) 7,779 192
Kroger Co. (The) 4,734 301
McCormick & Co., Inc. 926 59
Molson Coors Beverage Co. Class B 1,732 76
Mondelez International, Inc. Class A 4,529 260
Monster Beverage Corp.(Æ) 6,452 431
PepsiCo, Inc. 2,811 411
Performance Food Group Co.(Æ) 526 51
Philip Morris International, Inc. 3,625 523
Pilgrim's Pride Corp. 1,218 46
Post Holdings, Inc.(Æ) 731 76
Primo Brands Corp. Class A 4,398 97
Procter & Gamble Co. (The) 6,865 1,032
Sprouts Farmers Market, Inc.(Æ) 1,306 103
Sysco Corp. 1,923 143
Tyson Foods, Inc. Class A 2,967 153
US Foods Holding Corp.(Æ) 2,740 199
8,975
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 3.1%
Baker Hughes Co. 3,524 171
Chevron Corp. 10,150 1,601
Coterra Energy, Inc. 10,723 254
Devon Energy Corp. 6,337 206
Diamondback Energy, Inc. 1,960 281
Eaton Corp. PLC 858 327
Enphase Energy, Inc.(Æ) 1,272 39
EOG Resources, Inc. 3,962 419
EQT Corp. 5,582 299
Exxon Mobil Corp. 20,827 2,382
First Solar, Inc.(Æ) 367 98
Halliburton Co. 5,508 148
HF Sinclair Corp. 2,382 123
Kinder Morgan, Inc. 3,685 96
Marathon Petroleum Corp. 1,691 330
Matador Resources Co. 1,417 56
NOV, Inc. 3,971 58
Occidental Petroleum Corp. 4,026 166
ONEOK, Inc. 3,401 228
Phillips 66 2,492 339
Range Resources Corp. 1,841 65
Schlumberger NV 7,938 286
Targa Resources Corp. 513 79
TechnipFMC PLC 1,748 72
Texas Pacific Land Corp. 175 165
Valero Energy Corp. 2,302 390
Weatherford International PLC 1,080 80
Williams Cos., Inc. (The) 5,118 296
9,054
Financial Services - 13.3%
Affirm Holdings, Inc.(Æ) 582 42
Aflac, Inc. 4,000 429
AGNC Investment Corp.(ö) 5,781 58
Agree Realty Corp.(ö) 1,083 79
Air Lease Corp. Class A 1,547 99
Allstate Corp. (The) 1,823 349
Ally Financial, Inc. 1,838 72
American Express Co. 955 345
American Financial Group, Inc. 1,239 163
American Homes 4 Rent Class A(ö) 3,337 105
American International Group, Inc. 4,122 325
American Tower Corp.(ö) 523 94
Annaly Capital Management, Inc.(ö) 5,862 124
Aon PLC Class A 467 159
Apollo Global Management, Inc. 816 101
Arch Capital Group, Ltd. 3,538 305
Ares Management Corp. Class A 385 57
Arthur J Gallagher & Co. 1,028 256
Assurant, Inc. 451 96
Assured Guaranty, Ltd. 571 46
AvalonBay Communities, Inc.(ö) 311 54
Axis Capital Holdings, Ltd. 635 59
Bank of America Corp. 33,870 1,810
Bank of New York Mellon Corp. (The) 5,283 570
Bank OZK 1,058 48

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 7,506 3,584
BlackRock, Inc. 186 201
Blackstone, Inc. Class A 312 46
Brixmor Property Group, Inc.(ö) 2,193 57
Brown & Brown, Inc. 3,540 282
Capital One Financial Corp. 3,486 767
Cboe Global Markets, Inc. 1,330 327
CBRE Group, Inc. Class A(Æ) 1,049 160
Charles Schwab Corp. (The) 3,805 360
Chubb, Ltd. 2,436 675
Cincinnati Financial Corp. 1,424 220
Citigroup, Inc. 10,034 1,016
Citizens Financial Group, Inc. 2,577 131
CME Group, Inc. Class A 1,328 353
Columbia Banking System, Inc. 2,401 64
Comerica, Inc. 782 60
Commerce Bancshares, Inc. 1,953 103
Crown Castle, Inc.(ö) 474 43
CubeSmart (ö) 1,353 51
Cullen/Frost Bankers, Inc. 769 95
East West Bancorp, Inc. 2,042 207
EastGroup Properties, Inc.(ö) 328 57
Equinix , Inc.(ö) 237 201
Equitable Holdings, Inc. 2,473 122
Equity LifeStyle Properties, Inc. Class A(ö) 1,172 72
Equity Residential(ö) 1,094 65
Essex Property Trust, Inc.(ö) 438 110
Evercore , Inc. Class A 375 110
Everest Re Group, Ltd. 331 104
Extra Space Storage, Inc.(ö) 534 71
Federal Realty Investment Trust(ö) 578 56
Fidelity National Financial, Inc. 2,012 111
Fifth Third Bancorp 2,996 125
First American Financial Corp. 657 41
First Citizens BancShares , Inc. Class A 54 99
First Horizon Corp. 5,857 125
First Industrial Realty Trust, Inc.(ö) 1,114 62
FNB Corp. 3,415 54
Franklin Resources, Inc. 2,173 49
Gaming and Leisure Properties, Inc.(ö) 1,035 46
Globe Life, Inc. 1,222 161
Goldman Sachs Group, Inc. (The) 1,267 1,000
Hamilton Lane, Inc. Class A 357 41
Hanover Insurance Group, Inc. (The) 594 102
Hartford Insurance Group, Inc. (The) 3,140 390
Host Hotels & Resorts, Inc.(ö) 2,977 48
Houlihan Lokey , Inc. Class A 672 120
Huntington Bancshares, Inc. 8,546 132
Interactive Brokers Group, Inc. Class A 3,264 230
Intercontinental Exchange, Inc. 2,079 304
Invesco, Ltd. 3,140 74
Invitation Homes, Inc.(ö) 3,896 110
Iron Mountain, Inc.(ö) 552 57
Jefferies Financial Group, Inc. 675 36
Jones Lang LaSalle, Inc.(Æ) 429 131
JPMorgan Chase & Co. 11,490 3,575
KeyCorp 3,037 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinsale Capital Group, Inc. 278 111
KKR & Co., Inc. Class A 842 100
Lamar Advertising Co. Class A(ö) 436 52
Lazard, Inc. 1,128 55
Loews Corp. 2,050 204
LPL Financial Holdings, Inc. 869 328
M&T Bank Corp. 1,016 187
Markel Group, Inc.(Æ) 146 288
Marsh & McLennan Cos., Inc. 715 127
Mastercard , Inc. Class A 3,519 1,942
MetLife, Inc. 3,898 311
MGIC Investment Corp. 4,792 131
Mid-America Apartment Communities, Inc.
(ö) 1,101 141
Morgan Stanley 4,371 717
Morningstar, Inc. 230 49
Nasdaq, Inc. 3,291 281
NET Lease Office Properties(ö) 1 —
NNN REIT, Inc.(ö) 1,981 80
Northern Trust Corp. 877 113
NU Holdings, Ltd. Class A(Æ) 18,818 303
Old Republic International Corp. 2,417 95
Omega Healthcare Investors, Inc.(ö) 989 42
OneMain Holdings, Inc. 721 43
Pinnacle Financial Partners, Inc. 500 43
PNC Financial Services Group, Inc. (The) 2,006 366
Popular, Inc. 846 94
Primerica, Inc. 485 126
Principal Financial Group, Inc. 2,107 177
Progressive Corp. (The) 2,994 617
Prosperity Bancshares, Inc. 766 50
Prudential Financial, Inc. 1,607 167
Public Storage(ö) 321 89
Raymond James Financial, Inc. 1,162 184
Realty Income Corp.(ö) 3,225 187
Regency Centers Corp.(ö) 812 56
Regions Financial Corp. 4,074 99
Reinsurance Group of America, Inc. Class A 628 115
RenaissanceRe Holdings, Ltd. 477 121
Rexford Industrial Realty, Inc.(ö) 1,480 61
Rithm Capital Corp.(ö) 5,142 56
RLI Corp. 628 37
Robinhood Markets, Inc. Class A(Æ) 2,459 361
Rocket Cos., Inc. Class A 4,466 74
SBA Communications Corp.(ö) 232 44
SEI Investments Co. 1,570 127
Shift4 Payments, Inc. Class A(Æ) 528 37
Simon Property Group, Inc.(ö) 491 86
SLM Corp. 2,070 56
SoFi Technologies, Inc.(Æ) 8,465 251
SouthState Bank Corp. 560 50
STAG Industrial, Inc.(ö) 1,944 74
Starwood Property Trust, Inc.(ö) 2,656 48
State Street Corp. 2,063 239
Stifel Financial Corp. 655 78
Sun Communities, Inc.(ö) 434 55
Synchrony Financial 1,743 130

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Synovus Financial Corp. 1,598 71
T Rowe Price Group, Inc. 1,523 156
Tradeweb Markets, Inc. Class A 1,257 132
Travelers Cos., Inc. (The) 1,694 455
Truist Financial Corp. 5,907 264
Unum Group 1,046 77
US Bancorp 7,639 357
Ventas, Inc.(ö) 1,559 115
VICI Properties, Inc.(ö) 9,131 274
Virtu Financial, Inc. Class A 1,241 43
Visa, Inc. Class A 7,047 2,401
Voya Financial, Inc. 584 43
W.R. Berkley Corp. 4,443 317
Webster Financial Corp. 1,110 63
Welltower , Inc.(ö) 2,254 408
Western Alliance Bancorp 722 56
Western Union Co. (The) 6,292 59
White Mountains Insurance Group, Ltd. 34 65
Wintrust Financial Corp. 614 80
WP Carey, Inc.(ö) 1,742 115
XP, Inc. Class A 4,937 90
Zions Bancorp NA 829 43
38,630
Health Care - 8.8%
Abbott Laboratories 6,511 805
AbbVie, Inc. 4,758 1,037
Agilent Technologies, Inc. 1,500 220
Align Technology, Inc.(Æ) 455 63
Alnylam Pharmaceuticals, Inc.(Æ) 693 316
Amgen, Inc. 1,389 415
Avantor , Inc.(Æ) 4,279 51
Baxter International, Inc. 2,024 37
Becton Dickinson & Co. 1,637 293
Biogen, Inc.(Æ) 1,205 186
BioMarin Pharmaceutical, Inc.(Æ) 2,388 128
Boston Scientific Corp.(Æ) 6,224 627
Bristol-Myers Squibb Co. 15,524 715
Cardinal Health, Inc. 1,935 369
Cencora , Inc. Class A 918 310
Centene Corp.(Æ) 3,500 124
Charles River Laboratories International,
Inc.(Æ) 410 74
Chemed Corp. 134 58
Cigna Group (The) 2,517 615
Cooper Cos, Inc. (The)(Æ) 727 51
Corcept Therapeutics, Inc.(Æ) 759 56
Danaher Corp. 851 183
DaVita, Inc.(Æ) 297 35
DexCom , Inc.(Æ) 2,790 162
Doximity , Inc. Class A(Æ) 642 42
Edwards Lifesciences Corp.(Æ) 2,920 241
Elanco Animal Health, Inc.(Æ) 4,793 106
Elevance Health, Inc. 1,649 523
Eli Lilly & Co. 2,581 2,227
Encompass Health Corp. 1,388 158
Exelixis , Inc.(Æ) 4,431 171
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gilead Sciences, Inc. 6,171 739
Globus Medical, Inc. Class A(Æ) 951 57
Halozyme Therapeutics, Inc.(Æ) 1,006 66
HCA Healthcare, Inc. 809 372
Henry Schein, Inc.(Æ) 1,202 76
Hologic , Inc.(Æ) 742 55
Humana, Inc. 801 223
IDEXX Laboratories, Inc.(Æ) 520 327
Illumina, Inc.(Æ) 573 71
Incyte Corp.(Æ) 1,607 150
Insulet Corp.(Æ) 592 185
Intuitive Surgical, Inc.(Æ) 1,130 604
IQVIA Holdings, Inc.(Æ) 331 72
Jazz Pharmaceuticals PLC(Æ) 606 83
Johnson & Johnson 10,202 1,927
Labcorp Holdings, Inc. 1,077 274
McKesson Corp. 449 364
Medpace Holdings, Inc.(Æ) 112 66
Medtronic PLC 4,582 416
Merck & Co., Inc. 15,516 1,334
Molina Healthcare, Inc.(Æ) 770 118
Natera , Inc.(Æ) 874 174
Neurocrine Biosciences, Inc.(Æ) 825 118
Penumbra, Inc.(Æ) 448 102
Perrigo Co. PLC 2,003 42
Pfizer, Inc. 33,875 835
QIAGEN NV 1,874 88
Quest Diagnostics, Inc. 1,696 298
Regeneron Pharmaceuticals, Inc. 678 442
ResMed , Inc. 1,367 337
Royalty Pharma PLC Class A 2,939 110
Solventum Corp.(Æ) 804 56
STERIS PLC 1,196 282
Stryker Corp. 1,193 425
Teleflex, Inc. 587 73
Tenet Healthcare Corp.(Æ) 1,163 240
Thermo Fisher Scientific, Inc. 427 242
United Therapeutics Corp.(Æ) 581 259
UnitedHealth Group, Inc. 4,485 1,532
Universal Health Services, Inc. Class B 1,215 264
Veeva Systems, Inc. Class A(Æ) 1,226 357
Vertex Pharmaceuticals, Inc.(Æ) 915 389
Viatris , Inc. 9,504 98
Waters Corp.(Æ) 650 227
West Pharmaceutical Services, Inc. 316 89
Zimmer Biomet Holdings, Inc. 1,068 107
Zoetis, Inc. Class A 1,647 237
25,400
Materials and Processing - 3.4%
AAON, Inc. 1,024 101
Acuity, Inc. 376 137
Advanced Drainage Systems, Inc. 442 62
Air Products and Chemicals, Inc. 419 102
Albemarle Corp. 580 57
Alcoa Corp. 1,711 63
Allegheny Technologies, Inc.(Æ) 1,072 106

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amcor PLC 16,161 128
Anglogold Ashanti PLC 5,297 360
AptarGroup, Inc. 565 66
Armstrong World Industries, Inc. 841 160
Axalta Coating Systems, Ltd.(Æ) 1,917 55
Ball Corp. 1,012 48
Builders FirstSource , Inc.(Æ) 1,485 172
Carpenter Technology Corp. 389 123
Carrier Global Corp. 2,182 130
Celanese Corp. Class A 922 35
CF Industries Holdings, Inc. 3,022 252
Copart , Inc.(Æ) 6,496 279
CRH PLC 3,345 398
Crown Holdings, Inc. 1,574 153
Darling Ingredients, Inc.(Æ) 1,112 36
Eagle Materials, Inc. 242 51
Eastman Chemical Co. 673 40
Ecolab, Inc. 1,064 273
Fastenal Co. 8,612 354
FMC Corp. 980 15
Fortune Brands Innovations, Inc. 1,024 52
Freeport-McMoRan, Inc. 1,189 50
General Electric Co. 1,325 409
Graphic Packaging Holding Co. 3,975 64
International Flavors & Fragrances, Inc. 735 46
International Paper Co. 940 36
ITT, Inc. 1,377 255
James Hardie Industries PLC(Æ) 2,295 48
Johnson Controls International PLC 2,637 302
Linde PLC 555 232
LKQ Corp. 2,493 80
Louisiana-Pacific Corp. 798 69
LyondellBasell Industries NV Class A 1,742 81
Martin Marietta Materials, Inc. 127 78
Masco Corp. 757 49
MDU Resources Group, Inc. 2,731 52
Mohawk Industries, Inc.(Æ) 420 48
Mosaic Co. (The) 4,168 114
NewMarket Corp. 152 117
Newmont Corp. 8,600 696
Nucor Corp. 2,335 350
Owens Corning 678 86
Packaging Corp. of America 700 137
Pool Corp. 197 53
PPG Industries, Inc. 629 61
Reliance, Inc. 816 230
Royal Gold, Inc. 617 108
RPM International, Inc. 1,208 132
Sherwin-Williams Co. (The) 313 108
Silgan Holdings, Inc. 1,129 44
Simpson Manufacturing Co., Inc. 408 72
SiteOne Landscape Supply, Inc.(Æ) 416 54
Smurfit WestRock PLC 5,128 189
Solstice Advanced Materials Inc.(Æ) 370 17
Sonoco Products Co. 960 39
Southern Copper Corp. 601 83
Steel Dynamics, Inc. 1,629 255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Timken Co. (The) 696 55
Trane Technologies PLC 1,243 558
Trex Co., Inc.(Æ) 1,007 49
Valmont Industries, Inc. 225 93
Vulcan Materials Co. 873 253
Watsco , Inc. 132 49
9,709
Producer Durables - 7.4%
ADT, Inc. 6,390 56
AECOM 1,594 214
AGCO Corp. 863 89
Alaska Air Group, Inc.(Æ) 2,082 87
Allison Transmission Holdings, Inc. Class A 380 31
American Airlines Group, Inc.(Æ) 7,130 94
AMETEK, Inc. 499 101
Amphenol Corp. Class A 7,292 1,016
AO Smith Corp. 1,104 73
Applied Industrial Technologies, Inc. 401 103
Aptiv PLC(Æ) 1,743 141
Automatic Data Processing, Inc. 1,017 265
Avery Dennison Corp. 295 52
Boeing Co. (The)(Æ) 1,144 230
Booz Allen Hamilton Holding Corp. Class A 936 82
BWX Technologies, Inc. 485 104
Carlisle Cos., Inc. 382 124
Caterpillar, Inc. 499 288
CH Robinson Worldwide, Inc. 957 147
Cintas Corp. 2,144 393
Clean Harbors, Inc.(Æ) 237 50
CNH Industrial NV 10,911 114
Comfort Systems USA, Inc. 429 414
Corpay , Inc.(Æ) 175 46
CoStar Group, Inc.(Æ) 781 54
Crane Co. 586 111
CSX Corp. 3,150 113
Cummins, Inc. 687 301
Deere & Co. 706 326
Delta Air Lines, Inc. 6,054 347
Donaldson Co., Inc. 1,365 115
Dover Corp. 905 164
EMCOR Group, Inc. 550 372
Emerson Electric Co. 1,892 264
Equifax, Inc. 748 158
Euronet Worldwide, Inc.(Æ) 510 39
ExlService Holdings, Inc.(Æ) 2,308 90
Expeditors International of Washington, Inc. 1,417 173
FedEx Corp. 1,705 433
Flowserve Corp. 1,089 74
Fortive Corp. 997 50
FTAI Aviation, Ltd. 485 84
FTI Consulting, Inc.(Æ) 488 81
Gartner, Inc.(Æ) 719 179
Gates Industrial Corp. PLC(Æ) 2,815 62
GE Vernova , Inc. 1,043 610
Generac Holdings, Inc.(Æ) 526 88
General Dynamics Corp. 758 261

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gentex Corp. 3,393 80
Global Payments, Inc. 1,379 107
Graco , Inc. 1,759 144
HEICO Corp. 661 210
HEICO Corp. Class A 628 156
Honeywell International, Inc. 1,482 298
Howmet Aerospace, Inc. 1,713 353
Huntington Ingalls Industries, Inc. 622 200
IDEX Corp. 349 60
Illinois Tool Works, Inc. 698 170
Ingersoll Rand, Inc. 903 69
Jacobs Solutions, Inc. 457 71
JB Hunt Transport Services, Inc. 695 117
Keysight Technologies, Inc.(Æ) 1,608 294
Kirby Corp.(Æ) 531 55
Knight-Swift Transportation Holdings, Inc. 1,301 59
L3Harris Technologies, Inc. 368 106
Landstar System, Inc. 353 45
Lincoln Electric Holdings, Inc. 647 152
MarketAxess Holdings, Inc. 315 50
MasTec , Inc.(Æ) 603 123
Middleby Corp. (The)(Æ) 328 41
Moody's Corp. 529 254
MSA Safety, Inc. 513 81
MSC Industrial Direct Co., Inc. Class A 760 65
Mueller Industries, Inc. 1,238 131
Murphy USA, Inc. 216 77
Nordson Corp. 270 63
Norfolk Southern Corp. 408 116
Northrop Grumman Corp. 201 117
Old Dominion Freight Line, Inc. 829 116
Oshkosh Corp. 562 69
Otis Worldwide Corp. 989 92
PACCAR, Inc. 4,207 414
Parker-Hannifin Corp. 522 403
Paychex, Inc. 2,455 287
Paylocity Holding Corp.(Æ) 311 44
PayPal Holdings, Inc. 5,906 409
Pentair PLC 1,093 116
Quanta Services, Inc. 815 366
Ralliant Corp. 440 19
RBC Bearings, Inc.(Æ) 215 92
Regal Rexnord Corp. 593 84
Republic Services, Inc. Class A 1,023 213
Robert Half, Inc. 1,622 42
Rockwell Automation, Inc. 710 262
Rollins, Inc. 4,172 240
Ryder System, Inc. 401 68
S&P Global, Inc. 676 329
Saia, Inc.(Æ) 158 46
Snap-on, Inc. 867 291
Southwest Airlines Co. 3,763 114
StandardAero , Inc.(Æ) 1,821 53
Stanley Black & Decker, Inc. 985 67
Teledyne Technologies, Inc.(Æ) 335 176
Textron, Inc. 1,711 138
Toast, Inc. Class A(Æ) 6,171 223
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TopBuild Corp.(Æ) 191 81
Toro Co. (The) 1,632 122
Trade Desk, Inc. (The) Class A(Æ) 1,669 84
TransDigm Group, Inc. 227 297
TransUnion 1,201 98
Trimble, Inc.(Æ) 2,499 199
Union Pacific Corp. 742 164
United Airlines, Inc.(Æ) 3,320 312
United Parcel Service, Inc. Class B 4,632 447
United Rentals, Inc. 280 244
Veralto Corp. 502 50
Verisk Analytics, Inc. Class A 1,098 240
Vertiv Holdings Co. Class A 816 157
Vontier Corp. 1,794 69
W.W. Grainger, Inc. 301 295
Waste Management, Inc. 663 132
WESCO International, Inc. 322 84
Westinghouse Air Brake Technologies Corp. 1,569 321
Woodward, Inc. 529 139
XPO, Inc.(Æ) 502 72
Xylem, Inc. 1,131 171
Zebra Technologies Corp. Class A(Æ) 334 90
21,368
Technology - 39.7%
Accenture PLC Class A 2,266 567
Adobe, Inc.(Æ) 1,427 486
Advanced Micro Devices, Inc.(Æ) 1,316 337
Airbnb, Inc. Class A(Æ) 1,139 144
Akamai Technologies, Inc.(Æ) 2,349 176
Allegion PLC 1,275 211
Alphabet, Inc. Class A 32,691 9,192
Alphabet, Inc. Class C 13,595 3,831
Amdocs, Ltd. 2,717 229
Amentum Holdings, Inc.(Æ) 2,302 52
Amkor Technology, Inc. 2,184 70
Analog Devices, Inc. 451 106
Appfolio , Inc. Class A(Æ) 283 72
Apple, Inc. 62,510 16,901
Applied Materials, Inc. 2,159 503
AppLovin Corp. Class A(Æ) 1,412 900
Arista Networks, Inc.(Æ) 3,779 596
Arrow Electronics, Inc.(Æ) 1,118 125
AST SpaceMobile , Inc.(Æ) 1,242 100
Astera Labs, Inc.(Æ) 669 125
Atlassian Corp. Class A(Æ) 844 143
Autodesk, Inc.(Æ) 1,699 512
Avnet, Inc. 941 46
Bentley Systems, Inc. Class B 1,775 90
Bio- Techne Corp. 1,097 69
Booking Holdings, Inc. 141 716
Broadcom, Inc. 18,979 7,015
Broadridge Financial Solutions, Inc. 630 139
CACI International, Inc. Class A(Æ) 421 237
Cadence Design Systems, Inc.(Æ) 1,268 429
CDW Corp. 448 71
Ciena Corp.(Æ) 999 190

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cirrus Logic, Inc.(Æ) 933 124
Cisco Systems, Inc. 21,308 1,558
Cloudflare , Inc. Class A(Æ) 1,512 383
Cognex Corp. 1,573 65
Cognizant Technology Solutions Corp.
Class A 9,413 686
Coherent Corp.(Æ) 387 51
Concentrix Corp. 917 37
Corning, Inc. 3,291 293
Corteva , Inc. 3,279 201
Crane NXT Co. 922 58
Crowdstrike Holdings, Inc. Class A(Æ) 955 519
Datadog , Inc. Class A(Æ) 1,396 227
Dell Technologies, Inc. Class C 427 69
DocuSign, Inc.(Æ) 1,242 91
Dolby Laboratories, Inc. Class A 770 51
DoorDash , Inc. Class A(Æ) 2,085 530
Dropbox, Inc. Class A(Æ) 1,886 55
DXC Technology Co.(Æ) 3,068 44
Dynatrace , Inc.(Æ) 3,935 199
Elastic NV(Æ) 654 58
Electronic Arts, Inc. 1,782 357
Entegris , Inc. 482 44
EPAM Systems, Inc.(Æ) 1,019 167
F5, Inc.(Æ) 1,012 256
Fair Isaac Corp.(Æ) 95 158
Fidelity National Information Services, Inc. 544 34
Fiserv, Inc.(Æ) 1,439 96
Flextronics International, Ltd.(Æ) 5,747 359
Fortinet, Inc.(Æ) 3,594 311
GCI Liberty, Inc.(Æ)(Š) 7,417 —
GCI Liberty, Inc. Class C(Æ) 289 11
Genpact , Ltd. 3,560 136
Gitlab , Inc. Class A(Æ) 1,330 65
Globant SA(Æ) 549 34
Guidewire Software, Inc.(Æ) 674 157
Hewlett Packard Enterprise Co. 13,122 320
HP, Inc. 10,709 296
HubSpot , Inc.(Æ) 233 115
IBM Corp. 2,326 715
Intel Corp.(Æ) 5,257 210
Intuit, Inc. 934 623
Jabil, Inc. 556 123
Jack Henry & Associates, Inc. 1,164 173
KLA Corp. 341 412
Kyndryl Holdings, Inc.(Æ) 1,595 46
Lam Research Corp. 5,237 825
Lattice Semiconductor Corp.(Æ) 979 71
Leidos Holdings, Inc. 1,856 354
Lumentum Holdings, Inc. (Æ) 590 119
Lyft, Inc. Class A(Æ) 4,300 88
MACOM Technology Solutions Holdings,
Inc.(Æ) 426 63
Manhattan Associates, Inc.(Æ) 320 58
Maplebear , Inc.(Æ) 1,894 70
Marvell Technology, Inc. 1,201 113
Match Group, Inc. 1,117 36
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Meta Platforms, Inc. Class A 9,156 5,936
Micron Technology, Inc. 4,706 1,053
Microsoft Corp. 33,323 17,255
MicroStrategy , Inc. Class A(Æ) 586 158
Millicom International Cellular SA 1,460 69
MKS Instruments, Inc. 736 106
MongoDB, Inc.(Æ) 184 66
Monolithic Power Systems, Inc. 303 305
Motorola Solutions, Inc. 621 253
MSCI, Inc. Class A 181 107
NetApp, Inc. 341 40
Nutanix , Inc. Class A(Æ) 1,819 130
NVIDIA Corp. 100,993 20,450
Okta , Inc.(Æ) 1,494 137
ON Semiconductor Corp.(Æ) 2,243 112
Oracle Corp. 2,482 652
Palantir Technologies, Inc. Class A(Æ) 7,299 1,463
Palo Alto Networks, Inc.(Æ) 2,381 524
Paycom Software, Inc. 555 104
Pegasystems , Inc. 1,332 85
Pinterest, Inc. Class A(Æ) 3,778 125
Procore Technologies, Inc.(Æ) 641 47
PTC, Inc.(Æ) 1,135 225
Pure Storage, Inc. Class A(Æ) 2,257 223
Qorvo , Inc.(Æ) 632 60
QUALCOMM, Inc. 2,719 492
Reddit , Inc. Class A(Æ) 1,125 235
ROBLOX Corp. Class A(Æ) 1,468 167
Roper Technologies, Inc. 549 245
Rubrik , Inc. Class A(Æ) 771 58
Salesforce, Inc. 3,007 783
Samsara, Inc. Class A(Æ) 3,505 141
Science Applications International Corp. 559 52
SentinelOne , Inc. Class A(Æ) 3,048 54
ServiceNow , Inc.(Æ) 666 612
Skyworks Solutions, Inc. 2,707 210
Snowflake, Inc. Class A(Æ) 1,239 341
Spotify Technology SA(Æ) 488 320
SS&C Technologies Holdings, Inc. 3,525 299
Super Micro Computer, Inc.(Æ) 4,502 234
Synopsys, Inc.(Æ) 589 267
Take-Two Interactive Software, Inc.(Æ) 415 106
TD SYNNEX Corp. 1,139 178
Teradyne, Inc. 1,107 201
Texas Instruments, Inc. 2,675 432
Twilio , Inc. Class A(Æ) 1,230 166
Tyler Technologies, Inc.(Æ) 510 243
Uber Technologies, Inc.(Æ) 7,644 738
UiPath , Inc. Class A(Æ) 4,238 67
Unity Software, Inc.(Æ) 2,563 97
Universal Display Corp. 414 61
VeriSign, Inc. 927 222
Western Digital Corp. 4,040 607
Workday, Inc. Class A(Æ) 992 238
Zoom Video Communications, Inc. Class
A(Æ) 4,663 407

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zscaler , Inc.(Æ) 1,044 346
114,998
Utilities - 3.7%
AES Corp. (The) 4,471 62
Alliant Energy Corp. 2,487 166
Ameren Corp. 1,995 204
American Electric Power Co., Inc. 2,744 330
American Water Works Co., Inc. 931 120
Antero Midstream Corp. 3,135 54
APA Corp. 4,506 102
AT&T, Inc. 49,879 1,235
Atmos Energy Corp. 1,156 199
CenterPoint Energy, Inc. 2,240 86
Cheniere Energy, Inc. 363 77
Chord Energy Corp. 638 58
Civitas Resources, Inc. 1,545 45
CMS Energy Corp. 1,711 126
ConocoPhillips 8,241 732
Consolidated Edison, Inc. 3,687 359
Constellation Energy Corp. 690 260
Dominion Energy, Inc. 3,956 232
DT Midstream, Inc. 533 58
DTE Energy Co. 1,595 216
Duke Energy Corp. 2,445 304
Edison International 3,909 217
Entergy Corp. 2,273 218
Essential Utilities, Inc. 3,021 118
Eversource Energy 3,549 262
Exelon Corp. 10,588 488
Expand Energy Corp. 2,139 221
FirstEnergy Corp. 3,803 174
IDACORP, Inc. 520 67
National Fuel Gas Co. 1,113 88
NiSource, Inc. 3,015 127
NRG Energy, Inc. 991 170
Ovintiv , Inc. 3,207 120
Permian Resources Corp. 5,311 67
PG&E Corp. 14,035 224
Pinnacle West Capital Corp. 1,472 130
Public Service Enterprise Group, Inc. 932 75
Sempra 4,164 383
Southern Co. (The) 3,278 308
T-Mobile US, Inc. 1,654 347
UGI Corp. 2,112 71
Verizon Communications, Inc. 31,220 1,241
Vistra Corp. 262 49
WEC Energy Group, Inc. 1,417 158
Xcel Energy, Inc. 2,950 239
10,587
Total Common Stocks
(cost $104,097) 274,756
Warrants and Rights - 0.0%
ABIOMED, Inc.(Š)
Rights 505 —
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GameStop Corp.(Æ)
2026  Warrants 256 1
Walgreens Boots Alliance, Inc.(Æ)(Š)
  Rights 7,568 4
Total Warrants and Rights
(cost $5) 5
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 14,190,188
(∞)
14,187
Total Short-Term Investments
(cost $14,187) 14,187
Total Investments - 99.9%
(identified cost $118,289) 288,948
Other Assets and Liabilities,
Net - 0.1%
431
Net Assets - 100.0%
289,379

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 38 USD 13,061 12/25 225
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 225
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 36,035 $ — $ —
$ —
$ 36,035
Consumer Staples 8,975 — —
—
8,975
Energy 9,054 — —
—
9,054
Financial Services 38,630 — —
—
38,630
Health Care 25,400 — —
—
25,400
Materials and Processing 9,709 — —
—
9,709
Producer Durables 21,368 — —
—
21,368
Technology 114,998 — —
—
114,998
Utilities 10,587 — —
—
10,587
Warrants and Rights 1 — 4 — 5
Short-Term Investments — — — 14,187 14,187
Total Investments
274,757 — 4 14,187 288,948
Other Financial Instruments
Assets
Futures Contracts 225 — — — 225
Total Other Financial Instruments
*
$ 225 $ — $ — $ — $ 225
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 225
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 625
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 280
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 118,289
Investments, at fair value(>) ........................................................................................................................................................
288,948
Receivables:
Dividends and interest ...................................................................................................................................................... 139
Dividends from affiliated funds ....................................................................................................................................... 38
Fund shares sold ............................................................................................................................................................... 10
From broker(a) ................................................................................................................................................................. 619
Variation margin on futures contracts .............................................................................................................................. 225
Total assets ...............................................................................................................................................................
289,979
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 125
Fund shares redeemed ...................................................................................................................................................... 262
Accrued fees to affiliates .................................................................................................................................................. 102
Other accrued expenses .................................................................................................................................................... 111
Total liabilities ...........................................................................................................................................................
600
Net Assets ...............................................................................................................................................................
$ 289,379

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 239,753
Shares of beneficial interest .........................................................................................................................................................
165
Additional paid-in capital ............................................................................................................................................................
49,461
Net Assets ...............................................................................................................................................................
$ 289,379
(>)   Investments in affiliates, U.S. Cash Management Fund $ 14,187
(a)     Receivable from Broker for Futures $ 619
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.43
Class A — Net assets ........................................................................................................................................................... $ 10,486,388
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 603,861
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.62
Class C — Net assets ........................................................................................................................................................... $ 4,640,254
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 263,339
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.55
Class M — Net assets .......................................................................................................................................................... $ 1,445,547
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 82,364
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 17.54
Class R6 — Net assets ......................................................................................................................................................... $ 535,109
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 30,501
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.52
Class S — Net assets ............................................................................................................................................................ $ 29,200,335
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 1,666,437
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.53
Class Y — Net assets ........................................................................................................................................................... $ 243,071,338
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 13,867,531
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 5,272
Dividends from affiliated funds ....................................................................................................................................... 602
Interest .............................................................................................................................................................................. 32
Total investment income ..............................................................................................................................................................
5,906
Expenses
Advisory fees ................................................................................................................................................................... 1,127
Administrative fees .......................................................................................................................................................... 179
Custodian fees .................................................................................................................................................................. 53
Distribution fees - Class A ............................................................................................................................................... 25
Distribution fees - Class C ............................................................................................................................................... 33
Transfer agent fees - Class A ........................................................................................................................................... 20
Transfer agent fees - Class C ........................................................................................................................................... 9
Transfer agent fees - Class M .......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................ 82
Transfer agent fees - Class Y ........................................................................................................................................... 14
Professional fees .............................................................................................................................................................. 69
Registration fees ............................................................................................................................................................... 90
Shareholder servicing fees - Class C ............................................................................................................................... 11
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 75
Expenses before reductions .............................................................................................................................................. 1,825
Expense reductions .......................................................................................................................................................... (2)
Net expenses ................................................................................................................................................................................
1,823
Net investment income (loss) .......................................................................................................................................................
4,083
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 117,069
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 625
Net realized gain (loss) ................................................................................................................................................................
117,691
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (56,699)
Futures contracts .............................................................................................................................................................. 280
Net change in unrealized appreciation (depreciation) ................................................................................................................. (56,419)
Net realized and unrealized gain (loss) ........................................................................................................................................ 61,272
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 65,355

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,083 $ 5,318
Net realized gain (loss) ................................................................................................................ 117,691 125,605
Net change in unrealized appreciation (depreciation) ................................................................. (56,419) 32,176
Net increase (decrease) in net assets from operations ....................................................................... 65,355 163,099
Distributions
To shareholders
Class A ..................................................................................................................................... (2,354) (347)
Class C ..................................................................................................................................... (1,018) (131)
Class M .................................................................................................................................... (365) (593)
Class R6 ................................................................................................................................... (112) (16)
Class S ...................................................................................................................................... (13,709) (3,209)
Class Y ..................................................................................................................................... (83,185) (19,986)
Net decrease in net assets from distributions ..................................................................................... (100,743) (24,282)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (96,362) (245,142)
Total Net Increase (Decrease) in Net Assets ...................................................................
(131,750) (106,325)
Net Assets
Beginning of period ........................................................................................................................... 421,129 527,454
End of period ......................................................................................................................................
$ 289,379 $ 421,129

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 17
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 115 $ 1,828 34 $ 587
Proceeds from reinvestment of distributions 155 2,354 21 347
Payments for shares redeemed (149) (2,353) (107) (1,895)
Net increase (decrease)
121 1,829 (52) (961)
Class C
Proceeds from shares sold 86 1,361 52 902
Proceeds from reinvestment of distributions 66 1,011 8 130
Payments for shares redeemed (11 1 ) (1,769) (65) (1,118)
Net increase (decrease)
4 1 603 (5) (86)
Class M
Proceeds from shares sold 13 19 2 98 1,658
Proceeds from reinvestment of distributions 24 36 5 36 592
Payments for shares redeemed (33) (530) (952) (16,865)
Net increase (decrease)
4 27 (818) (14,615)
Class R6
Proceeds from shares sold 1 13 1 11
Proceeds from reinvestment of distributions 7 112 1 16
Payments for shares redeemed ( — )
**
(4) (1) (7)
Net increase (decrease)
8 121 1 20
Class S
Proceeds from shares sold 228 3,666 788 13,730
Proceeds from reinvestment of distributions 895 13,709 194 3,209
Payments for shares redeemed (2,418) (37,448) (2,684) (47,832)
Net increase (decrease)
(1,295) (20,073) (1,702) (30,893)
Class Y
Proceeds from shares sold 1,051 15,044 198 3,258
Proceeds from reinvestment of distributions 5,427 83,110 1,201 19,966
Payments for shares redeemed (10,550) (177,023) (12,528) (221,831)
Net increase (decrease)
(4,072) (78,869) (11,129) (198,607)
Total increase (decrease)
(5,19 3 ) $ (96,362) (13,705) $ (245,142)
** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.26 14.78 14.41 17.74 12.83
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.11 .11 .14 .13 .11
$ Net Realized and Unrealized Gain (Loss) 2.80 5.02 .97 (2.35) 5.21
$ Total from Investment Operations 2.91 5.13 1.11 (2.22) 5.32
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.21) (.08) (.13) (.15) (.13)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.80) (.65) (.74) (1.11) (.41)
$ Net Asset Value, End of Period 17.37 19.26 14.78 14.41 17.74
% Total Return
(±)
18.90 35.50 8.12 (13.28) 42.16
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 10,487 9,297 7,896 8,515 10,672
Ratio to average net assets:
– – – – –
% Expenses, Gross .89 .88 .87 .86 .86
% Expenses, Net
(Ƃ)
.89 .86 .80 .80 .81
% Net Investment Income
(Ƃ)
.68 .64 .92 .84 .68
% Portfolio Turnover Rate 25 19 16 22 37
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.49 15.00 14.62 17.95 12.99
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.01) (.02) .02 .01 (.01)
$ Net Realized and Unrealized Gain (Loss) 2.84 5.08 1.00 (2.38) 5.27
$ Total from Investment Operations 2.83 5.06 1.02 (2.37) 5.26
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.11) — (.03) — (.02)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.70) (.57) (.64) (.96) (.30)
$ Net Asset Value, End of Period 17.62 19.49 15.00 14.62 17.95
% Total Return 17.99 34.44 7.34 (13.94) 41.06
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,640 4,323 3,407 2,609 2,922
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.64 1.63 1.62 1.62 1.61
% Expenses, Net
(Ƃ)
1.64 1.61 1.55 1.55 1.56
% Net Investment Income
(Ƃ)
(.07) (.11) .15 .09 (.08)
% Portfolio Turnover Rate 25 19 16 22 37

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 19
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.42 14.91 14.52 17.86 12.91
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.18 .20 .20 .20 .17
$ Net Realized and Unrealized Gain (Loss) 2.83 5.04 1.00 (2.38) 5.24
$ Total from Investment Operations 3.01 5.24 1.20 (2.18) 5.41
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.29) (.16) (.20) (.20) (.18)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.88) (.73) (.81) (1.16) (.46)
$ Net Asset Value, End of Period 17.55 19.42 14.91 14.52 17.86
% Total Return 19.37 35.94 8.64 (12.96) 42.64
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,446 1,518 13,360 11,640 22,361
Ratio to average net assets:
– – – – –
% Expenses, Gross .64 .63 .62 .62 .61
% Expenses, Net
(Ƃ)
.49 .44 .40 .40 .41
% Net Investment Income
(Ƃ)
1.08 1.17 1.31 1.25 1.07
% Portfolio Turnover Rate 25 19 16 22 37
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.42 14.91 14.52 17.86 12.90
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.18 .19 .20 .20 .18
$ Net Realized and Unrealized Gain (Loss) 2.82 5.05 1.00 (2.37) 5.25
$ Total from Investment Operations 3.00 5.24 1.20 (2.17) 5.43
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.29) (.16) (.20) (.21) (.19)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.88) (.73) (.81) (1.17) (.47)
$ Net Asset Value, End of Period 17.54 19.42 14.91 14.52 17.86
% Total Return 19.34 36.00 8.67 (12.94) 42.78
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 535 440 320 394 442
Ratio to average net assets:
– – – – –
% Expenses, Gross .49 .48 .47 .47 .46
% Expenses, Net
(Ƃ)
.47 .44 .38 .38 .39
% Net Investment Income
(Ƃ)
1.11 1.05 1.36 1.26 1.09
% Portfolio Turnover Rate 25 19 16 22 37

See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.40 14.89 14.51 17.84 12.89
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.15 .16 .18 .17 .15
$ Net Realized and Unrealized Gain (Loss) 2.82 5.05 .98 (2.36) 5.24
$ Total from Investment Operations 2.97 5.21 1.16 (2.19) 5.39
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.26) (.13) (.17) (.18) (.16)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.85) (.70) (.78) (1.14) (.44)
$ Net Asset Value, End of Period 17.52 19.40 14.89 14.51 17.84
% Total Return 19.13 35.81 8.41 (13.05) 42.49
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 29,200 57,442 69,450 71,665 126,658
Ratio to average net assets:
– – – – –
% Expenses, Gross .64 .63 .62 .61 .61
% Expenses, Net
(Ƃ)
.64 .61 .55 .55 .56
% Net Investment Income
(Ƃ)
.92 .91 1.17 1.08 .93
% Portfolio Turnover Rate 25 19 16 22 37
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 19.40 14.90 14.51 17.85 12.90
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.19 .20 .21 .20 .18
$ Net Realized and Unrealized Gain (Loss) 2.83 5.04 .99 (2.37) 5.24
$ Total from Investment Operations 3.02 5.24 1.20 (2.17) 5.42
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.30) (.17) (.20) (.21) (.19)
$ Distributions from Net Realized Gain (4.59) (.57) (.61) (.96) (.28)
$ Total Distributions (4.89) (.74) (.81) (1.17) (.47)
$ Net Asset Value, End of Period 17.53 19.40 14.90 14.51 17.85
% Total Return 19.46 35.98 8.70 (12.93) 42.74
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 243,071 348,109 433,021 463,734 634,212
Ratio to average net assets:
– – – – –
% Expenses, Gross .44 .43 .42 .42 .41
% Expenses, Net
(Ƃ)
.44 .41 .35 .35 .36
% Net Investment Income
(Ƃ)
1.14 1.11 1.37 1.28 1.11
% Portfolio Turnover Rate 25 19 16 22 37

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 21
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 73,881
Administrative fees 11,698
Distribution fees 5,126
Shareholder servicing fees 968
Transfer agent fees 8,500
Trustees' fees 1,607
$ 101,780
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,067 $ 232,525 $ 228,402 $ (3) $ — $ 14,187 $ 602 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 120,759,787 $ 172,643,803 $ (4,455,849) $ 168,187,954
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 1,236,451 $ 70,328,483 $ 168,187,954 $ — $ 239,752,888
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 10,884,292 $ 89,858,679 $ — $ 4,415,034 $ 19,867,447 $ —

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
22 Multifactor U.S. Equity Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due equalization, to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (46,926)
Additional paid-in capital
46,926
Federal Income Taxes, continued

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.9%
Consumer Discretionary - 10.2%
Abercrombie & Fitch Co. Class A(Æ) 8,490 616
Amazon.com, Inc.(Æ) 8,146 1,989
Best Buy Co., Inc. 2,848 234
Comcast Corp. Class A 77,548 2,159
Dillard's, Inc. Class A 400 240
Dollar General Corp. 12,998 1,282
eBay, Inc. 5,488 446
Ferguson Enterprises, Inc. 708 176
Five Below, Inc.(Æ) 816 128
Garmin, Ltd. 1,303 279
General Motors Co. 8,985 621
Hasbro, Inc. 1,735 132
Home Depot, Inc. (The) 581 221
Hubbell, Inc. Class B 573 269
Lennar Corp. Class A 4,742 587
Lowe's Cos., Inc. 450 107
McDonald's Corp. 898 268
New York Times Co. (The) Class A 5,039 287
NIKE, Inc. Class B 2,588 167
PulteGroup, Inc. 1,982 238
Ralph Lauren Corp. Class A 795 254
RB Global, Inc. 2,781 276
RTX Corp. 2,084 372
TJX Cos., Inc. (The) 2,441 342
TKO Group Holdings, Inc. 2,473 466
Vail Resorts, Inc. 1,952 290
Walmart, Inc. 12,797 1,295
Walt Disney Co. (The) 8,873 999
Warner Music Group Corp. Class A 18,987 607
Wayfair, Inc. Class A(Æ) 4,059 420
Wendy's Co. (The) 34,815 297
Whirlpool Corp. 4,606 330
16,394
Consumer Staples - 10.2%
Altria Group, Inc. 4,312 243
Ambev SA - ADR 197,943 457
Archer-Daniels-Midland Co. 14,209 860
Church & Dwight Co., Inc. 1,172 103
Coca-Cola Co. (The) 6,760 466
Coca-Cola Europacific Partners PLC 9,715 863
Conagra Brands, Inc. 23,678 407
CVS Health Corp. 41,081 3,211
Estee Lauder Cos., Inc. (The) Class A 7,050 682
Hershey Co. (The) 561 95
Kraft Heinz Co. (The) 29,015 718
Kroger Co. (The) 25,637 1,631
Molson Coors Beverage Co. Class B 15,362 672
Mondelez International, Inc. Class A 2,593 149
PepsiCo, Inc. 1,802 263
Philip Morris International, Inc. 8,697 1,255
Pilgrim's Pride Corp. 14,115 538
Procter & Gamble Co. (The) 10,117 1,521
Tyson Foods, Inc. Class A 19,417 998
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unilever PLC - ADR 20,719 1,247
16,379
Energy - 7.2%
BP PLC - ADR 15,882 558
Canadian Natural Resources, Ltd. 22,113 708
Chevron Corp. 15,372 2,424
Coterra Energy, Inc. 9,495 225
Devon Energy Corp. 7,302 237
Eaton Corp. PLC 1,413 539
Enbridge, Inc. 21,977 1,024
EOG Resources, Inc. 2,551 270
Exxon Mobil Corp. 11,470 1,312
Kinder Morgan, Inc. 5,219 137
Magna International, Inc. Class A 9,109 430
ONEOK, Inc. 2,341 157
Phillips 66 9,716 1,323
Plains GP Holdings, LP Class A(Æ) 63,244 1,092
Schlumberger NV 11,830 427
Shell PLC - ADR 9,469 709
11,572
Financial Services - 24.3%
AerCap Holdings NV 11,457 1,492
Aflac, Inc. 2,525 271
AGNC Investment Corp.(ö) 47,889 479
Allstate Corp. (The) 3,401 651
American Express Co. 569 205
American Financial Group, Inc. 1,565 206
American International Group, Inc. 2,408 190
Annaly Capital Management, Inc.(ö) 62,732 1,328
Arch Capital Group, Ltd. 2,537 219
AvalonBay Communities, Inc.(ö) 870 151
Bank of America Corp. 36,257 1,938
Bank of Nova Scotia (The) 13,961 916
Bank OZK 2,326 105
Berkshire Hathaway, Inc. Class B(Æ) 6,896 3,293
BlackRock, Inc. 534 578
CBRE Group, Inc. Class A(Æ) 1,657 253
Charles Schwab Corp. (The) 2,968 281
Chubb, Ltd. 4,724 1,308
Citigroup, Inc. 24,798 2,510
CME Group, Inc. Class A 1,340 356
Crown Castle, Inc.(ö) 1,752 158
Digital Realty Trust, Inc.(ö) 1,300 222
Equinix , Inc.(ö) 275 233
Evercore , Inc. Class A 744 219
Everest Re Group, Ltd. 2,125 668
Extra Space Storage, Inc.(ö) 1,339 179
First American Financial Corp. 14,651 916
Goldman Sachs Group, Inc. (The) 401 317
Hartford Insurance Group, Inc. (The) 1,862 231
Healthcare Realty Trust, Inc.(ö) 11,408 202
Healthpeak Properties, Inc.(ö) 32,879 590
Host Hotels & Resorts, Inc.(ö) 38,781 621
Houlihan Lokey , Inc. Class A 1,458 261
Howard Hughes Holdings, Inc.(Æ) 4,683 371

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
24 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intercontinental Exchange, Inc. 1,418 207
Invitation Homes, Inc.(ö) 4,537 128
JPMorgan Chase & Co. 13,559 4,218
Lazard, Inc. 1,661 81
M&T Bank Corp. 3,424 630
Mid-America Apartment Communities, Inc.
(ö) 7,145 916
Northern Trust Corp. 10,115 1,302
Old Republic International Corp. 5,622 222
Park Hotels & Resorts, Inc.(ö) 10,196 105
PNC Financial Services Group, Inc. (The) 997 182
Principal Financial Group, Inc. 1,726 145
Progressive Corp. (The) 1,312 270
Prologis, Inc.(ö) 13,897 1,724
Public Storage(ö) 5,383 1,499
Rayonier, Inc.(ö) 4,663 103
Realty Income Corp.(ö) 3,758 218
Regions Financial Corp. 5,936 144
RLI Corp. 2,361 139
SEI Investments Co. 2,976 240
Simon Property Group, Inc.(ö) 1,024 180
T Rowe Price Group, Inc. 2,422 248
Tradeweb Markets, Inc. Class A 2,510 265
Travelers Cos., Inc. (The) 963 259
Wells Fargo & Co. 27,234 2,369
Welltower , Inc.(ö) 2,747 497
Willis Towers Watson PLC 2,645 828
XP, Inc. Class A 9,211 168
39,205
Health Care - 11.5%
Abbott Laboratories 5,589 691
Amgen, Inc. 532 159
AstraZeneca PLC - ADR 4,429 365
BioMarin Pharmaceutical, Inc.(Æ) 10,346 554
Bio- Techne Corp. 970 61
Boston Scientific Corp.(Æ) 4,917 495
Bristol-Myers Squibb Co. 4,858 224
Danaher Corp. 1,611 347
Elevance Health, Inc. 387 123
Genmab A/S - ADR(Æ) 10,680 306
Gilead Sciences, Inc. 4,905 588
GSK PLC - ADR 14,651 686
Humana, Inc. 6,760 1,881
Icon PLC(Æ) 3,859 663
Johnson & Johnson 7,806 1,474
Medtronic PLC 25,575 2,320
Merck & Co., Inc. 17,707 1,522
Pfizer, Inc. 25,055 618
QIAGEN NV 6,493 304
Regeneron Pharmaceuticals, Inc. 364 237
ResMed , Inc. 1,090 269
Royalty Pharma PLC Class A 12,918 485
Sanofi SA - ADR 39,333 1,989
STERIS PLC 999 235
Stryker Corp. 856 305
UnitedHealth Group, Inc. 3,635 1,242
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Viatris , Inc. 42,177 437
West Pharmaceutical Services, Inc. 142 40
18,620
Materials and Processing - 5.3%
Air Products and Chemicals, Inc. 6,165 1,496
AptarGroup, Inc. 1,341 156
Carrier Global Corp. 4,354 259
Celanese Corp. Class A 13,552 521
CRH PLC 1,827 218
Crown Holdings, Inc. 4,431 431
Dow, Inc. 4,671 111
DuPont de Nemours, Inc. 16,757 1,368
Ecolab, Inc. 913 234
Fastenal Co. 4,671 192
FMC Corp. 22,909 348
International Flavors & Fragrances, Inc. 7,330 462
International Paper Co. 3,659 141
Johnson Controls International PLC 6,942 794
Linde PLC 1,067 446
LyondellBasell Industries NV Class A 1,725 80
Newmont Corp. 3,583 290
O-I Glass, Inc.(Æ) 20,400 230
Packaging Corp. of America 1,023 200
Royal Gold, Inc. 1,685 295
Solstice Advanced Materials Inc.(Æ) 320 14
Watsco , Inc. 563 207
8,493
Producer Durables - 9.2%
3M Co. 2,543 423
AMETEK, Inc. 757 153
AO Smith Corp. 2,751 182
Caterpillar, Inc. 1,075 621
CoStar Group, Inc.(Æ) 1,780 122
Crane Co. 1,353 257
Cummins, Inc. 842 368
Delta Air Lines, Inc. 13,646 783
EMCOR Group, Inc. 723 489
Emerson Electric Co. 1,873 261
Equifax, Inc. 873 184
FedEx Corp. 2,638 670
Fortive Corp. 12,409 625
FTI Consulting, Inc.(Æ) 1,071 177
General Dynamics Corp. 5,209 1,797
Global Payments, Inc. 18,081 1,406
Graco , Inc. 2,015 165
Honeywell International, Inc. 1,280 258
Illinois Tool Works, Inc. 709 173
JB Hunt Transport Services, Inc. 972 164
L3Harris Technologies, Inc. 3,477 1,005
Nordson Corp. 432 100
Parker-Hannifin Corp. 532 411
Paychex, Inc. 2,364 277
Quanta Services, Inc. 828 372
Ralliant Corp. 4,102 180
Regal Rexnord Corp. 4,203 592

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Republic Services, Inc. Class A 808 168
S&P Global, Inc. 686 334
Saia, Inc.(Æ) 420 123
Snap-on, Inc. 619 208
Southwest Airlines Co. 4,260 129
United Parcel Service, Inc. Class B 3,483 336
United Rentals, Inc. 470 409
Vontier Corp. 15,310 589
Xylem, Inc. 1,747 264
14,775
Technology - 9.7%
Accenture PLC Class A 1,675 419
Adobe, Inc.(Æ) 2,521 858
Advanced Micro Devices, Inc.(Æ) 787 201
Alphabet, Inc. Class A 9,425 2,650
Alphabet, Inc. Class C 2,365 666
Analog Devices, Inc. 1,929 452
Applied Materials, Inc. 998 233
Broadridge Financial Solutions, Inc. 629 139
Cisco Systems, Inc. 12,945 946
Cognizant Technology Solutions Corp.
Class A 2,702 197
Electronic Arts, Inc. 1,856 371
Fidelity National Information Services, Inc. 16,460 1,029
Globant SA(Æ) 565 35
Hewlett Packard Enterprise Co. 12,483 305
IBM Corp. 2,581 793
Microchip Technology, Inc. 17,498 1,092
Micron Technology, Inc. 3,377 756
Millicom International Cellular SA 2,519 119
Motorola Solutions, Inc. 320 130
NetApp, Inc. 1,107 130
ON Semiconductor Corp.(Æ) 15,976 800
Oracle Corp. 3,406 894
QUALCOMM, Inc. 1,544 279
Roper Technologies, Inc. 515 230
Salesforce, Inc. 5,498 1,432
Skyworks Solutions, Inc. 1,310 102
Synopsys, Inc.(Æ) 204 93
Texas Instruments, Inc. 2,221 359
15,710
Utilities - 8.3%
AT&T, Inc. 78,565 1,945
Brookfield Renewable Corp. 6,502 281
Chord Energy Corp. 1,798 163
Civitas Resources, Inc. 3,186 92
ConocoPhillips 10,490 932
Dominion Energy, Inc. 2,544 149
Edison International 12,409 687
Entergy Corp. 13,142 1,263
Eversource Energy 10,244 756
FirstEnergy Corp. 11,423 524
IDACORP, Inc. 1,451 187
NextEra Energy, Inc. 2,720 221
NRG Energy, Inc. 2,905 499
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pinnacle West Capital Corp. 17,534 1,552
Sempra 10,555 971
Southern Co. (The) 1,458 137
T-Mobile US, Inc. 747 157
Verizon Communications, Inc. 12,362 491
Xcel Energy, Inc. 30,339 2,463
13,470
Total Common Stocks
(cost $110,473) 154,618
Warrants and Rights - 0.0%
Walgreens Boots Alliance, Inc. (Æ)(Š)
  Rights 30,792 16
Total Warrants and Rights
(cost $16) 16
Short-Term Investments - 3.9%
U.S. Cash Management Fund(@) 6,385,823
(∞)
6,385
Total Short-Term Investments
(cost $6,384) 6,385
Total Investments - 99.8%
(identified cost $116,873) 161,019
Other Assets and Liabilities,
Net - 0.2%
245
Net Assets - 100.0%
161,264

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
26 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 17 USD 5,843 12/25 166
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 166
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 16,394 $ — $ —
$ —
$ 16,394
Consumer Staples 16,379 — —
—
16,379
Energy 11,572 — —
—
11,572
Financial Services 39,205 — —
—
39,205
Health Care 18,620 — —
—
18,620
Materials and Processing 8,493 — —
—
8,493
Producer Durables 14,775 — —
—
14,775
Technology 15,710 — —
—
15,710
Utilities 13,470 — —
—
13,470
Warrants and Rights — — 16 — 16
Short-Term Investments — — — 6,385 6,385
Total Investments
154,618 — 16 6,385 161,019
Other Financial Instruments
Assets
Futures Contracts 166 — — — 166
Total Other Financial Instruments
*
$ 166 $ — $ — $ — $ 166
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 27
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 166
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 927
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 134
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 116,873
Investments, at fair value(>) ........................................................................................................................................................
161,019
Receivables:
Dividends and interest ...................................................................................................................................................... 158
Dividends from affiliated funds ....................................................................................................................................... 26
Investments sold ............................................................................................................................................................... 24
Fund shares sold ............................................................................................................................................................... 18
From broker(a) ................................................................................................................................................................. 212
Variation margin on futures contracts .............................................................................................................................. 166
Total assets ...............................................................................................................................................................
161,623
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 57
Fund shares redeemed ...................................................................................................................................................... 89
Accrued fees to affiliates .................................................................................................................................................. 125
Other accrued expenses .................................................................................................................................................... 88
Total liabilities ...........................................................................................................................................................
359
Net Assets ...............................................................................................................................................................
$ 161,264

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 29
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 58,936
Shares of beneficial interest .........................................................................................................................................................
65
Additional paid-in capital ............................................................................................................................................................
102,263
Net Assets ...............................................................................................................................................................
$ 161,264
(>)   Investments in affiliates, U.S. Cash Management Fund $ 6,385
(a)     Receivable from Broker for Futures $ 212
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 25.24
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.78
Class A — Net assets ........................................................................................................................................................... $ 16,573,919
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 656,715
Net asset value per share: Class C (#) .......................................................................................................................................... $ 23.55
Class C — Net assets ........................................................................................................................................................... $ 15,549,366
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 660,392
Net asset value per share: Class S (#) .......................................................................................................................................... $ 25.01
Class S — Net assets ............................................................................................................................................................ $ 114,927,427
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,595,073
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 24.93
Class Y — Net assets ........................................................................................................................................................... $ 14,213,253
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 570,187
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,260
Dividends from affiliated funds ....................................................................................................................................... 351
Interest .............................................................................................................................................................................. 22
Total investment income ..............................................................................................................................................................
4,633
Expenses
Advisory fees ................................................................................................................................................................... 924
Administrative fees .......................................................................................................................................................... 80
Custodian fees .................................................................................................................................................................. 42
Distribution fees - Class A ............................................................................................................................................... 43
Distribution fees - Class C ............................................................................................................................................... 122
Transfer agent fees - Class A ........................................................................................................................................... 34
Transfer agent fees - Class C ........................................................................................................................................... 32
Transfer agent fees - Class S ............................................................................................................................................ 242
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 72
Registration fees ............................................................................................................................................................... 65
Shareholder servicing fees - Class C ............................................................................................................................... 41
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 1,764
Expense reductions .......................................................................................................................................................... (172)
Net expenses ................................................................................................................................................................................
1,592
Net investment income (loss) .......................................................................................................................................................
3,041
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 17,064
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 927
Net realized gain (loss) ................................................................................................................................................................
17,989
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (7,813)
Futures contracts .............................................................................................................................................................. 134
Net change in unrealized appreciation (depreciation) ................................................................................................................. (7,679)
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,310
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,351

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 31
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,041 $ 3,424
Net realized gain (loss) ................................................................................................................ 17,989 23,820
Net change in unrealized appreciation (depreciation) ................................................................. (7,679) 18,280
Net increase (decrease) in net assets from operations ....................................................................... 13,351 45,524
Distributions
To shareholders
Class A ..................................................................................................................................... (2,300) (1,949)
Class C ..................................................................................................................................... (2,305) (2,050)
Class S ...................................................................................................................................... (18,285) (16,844)
Class Y ..................................................................................................................................... (1,842) (1,499)
Net decrease in net assets from distributions ..................................................................................... (24,732) (22,342)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (15,378) (7,832)
Total Net Increase (Decrease) in Net Assets ...................................................................
(26,759) 15,350
Net Assets
Beginning of period ........................................................................................................................... 188,023 172,673
End of period ......................................................................................................................................
$ 161,264 $ 188,023

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
32 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 74 $ 1,893 42 $ 1,072
Proceeds from reinvestment of distributions 99 2,292 81 1,942
Payments for shares redeemed (145) (3,531) (166) (4,230)
Net increase (decrease)
28 654 (43) (1,216)
Class C
Proceeds from shares sold 21 505 36 856
Proceeds from reinvestment of distributions 107 2,301 91 2,049
Payments for shares redeemed (161) (3,633) (164) (3,894)
Net increase (decrease)
(33) (827) (37) (989)
Class S
Proceeds from shares sold 259 6,239 301 7,521
Proceeds from reinvestment of distributions 781 17,929 702 16,634
Payments for shares redeemed (1,708) (40,827) (1,204) (30,497)
Net increase (decrease)
(668) (16,659) (201) (6,342)
Class Y
Proceeds from shares sold 11 240 2 45
Proceeds from reinvestment of distributions 80 1,842 63 1,499
Payments for shares redeemed (26) (628) (33) (829)
Net increase (decrease)
65 1,454 32 715
Total increase (decrease)
(608) $ (15,378) (249) $ (7,832)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 33
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 26.85 23.79 27.74 33.38 23.86
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.40 .41 .38 .30 .22
$ Net Realized and Unrealized Gain (Loss) 1.49 5.69 .28 (2.62) 10.11
$ Total from Investment Operations 1.89 6.10 .66 (2.32) 10.33
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.51) (.32) (.36) (.28) (.24)
$ Distributions from Net Realized Gain (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.50) (3.04) (4.61) (3.32) (.81)
$ Net Asset Value, End of Period 25.24 26.85 23.79 27.74 33.38
% Total Return
(±)
8.39 27.35 2.47 (7.76) 44.01
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 16,574 16,872 15,970 19,714 23,189
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.19 1.20 1.19 1.17 1.16
% Expenses, Net
(Ƃ)
1.12 1.13 1.14 1.12 1.11
% Net Investment Income
(Ƃ)
1.63 1.63 1.50 .99 .71
% Portfolio Turnover Rate 25 35 31 39 19
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 25.29 22.57 26.55 32.11 23.00
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.20 .21 .18 .07 (.01)
$ Net Realized and Unrealized Gain (Loss) 1.39 5.37 .27 (2.51) 9.75
$ Total from Investment Operations 1.59 5.58 .45 (2.44) 9.74
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.14) (.18) (.08) (.06)
$ Distributions from Net Realized Gain (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.33) (2.86) (4.43) (3.12) (.63)
$ Net Asset Value, End of Period 23.55 25.29 22.57 26.55 32.11
% Total Return 7.59 26.41 1.70 (8.49) 42.96
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 15,549 17,533 16,485 19,593 23,097
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.94 1.95 1.94 1.92 1.91
% Expenses, Net
(Ƃ)
1.87 1.88 1.89 1.87 1.86
% Net Investment Income
(Ƃ)
.89 .88 .74 .24 (.04)
% Portfolio Turnover Rate 25 35 31 39 19

See accompanying notes which are an integral part of the financial statements.
34 Equity Income Fund
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 26.64 23.62 27.59 33.23 23.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.47 .48 .45 .38 .30
$ Net Realized and Unrealized Gain (Loss) 1.47 5.65 .26 (2.61) 10.08
$ Total from Investment Operations 1.94 6.13 .71 (2.23) 10.38
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.58) (.39) (.43) (.37) (.33)
$ Distributions from Net Realized Gain (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.57) (3.11) (4.68) (3.41) (.90)
$ Net Asset Value, End of Period 25.01 26.64 23.62 27.59 33.23
% Total Return 8.70 27.75 2.72 (7.51) 44.45
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 114,928 140,204 129,070 171,669 187,082
Ratio to average net assets:
– – – – –
% Expenses, Gross .94 .95 .94 .92 .91
% Expenses, Net
(Ƃ)
.83 .84 .85 .83 .82
% Net Investment Income
(Ƃ)
1.93 1.92 1.79 1.28 1.00
% Portfolio Turnover Rate 25 35 31 39 19
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 26.56 23.56 27.53 33.17 23.71
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.50 .52 .49 .42 .35
$ Net Realized and Unrealized Gain (Loss) 1.48 5.63 .26 (2.60) 10.06
$ Total from Investment Operations 1.98 6.15 .75 (2.18) 10.41
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.62) (.43) (.47) (.42) (.38)
$ Distributions from Net Realized Gain (2.99) (2.72) (4.25) (3.04) (.57)
$ Total Distributions (3.61) (3.15) (4.72) (3.46) (.95)
$ Net Asset Value, End of Period 24.93 26.56 23.56 27.53 33.17
% Total Return 8.91 27.92 2.89 (7.38) 44.67
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 14,213 13,414 11,148 17,636 20,411
Ratio to average net assets:
– – – – –
% Expenses, Gross .75 .75 .74 .72 .71
% Expenses, Net
(Ƃ)
.67 .68 .69 .67 .66
% Net Investment Income
(Ƃ)
2.07 2.07 1.97 1.44 1.17
% Portfolio Turnover Rate 25 35 31 39 19

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 35
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 78,991
Administrative fees 6,582
Distribution fees 13,675
Shareholder servicing fees 3,363
Transfer agent fees 21,428
Trustees' fees 748
$ 124,787
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 4,830 $ 38,822 $ 37,265 $ (2) $ — $ 6,385 $ 351 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 119,054,068 $ 48,368,158 $ (6,403,235) $ 41,964,923
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 607,128 $ 16,364,000 $ 41,964,921 $ — $ 58,936,049
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 5,933,765 $ 18,797,961 $ — $ 3,363,142 $ 18,978,381 $ —

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Income Fund
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (1,369)
Additional paid-in capital
$ 1,369
Federal Income Taxes, continued

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.7%
Consumer Discretionary - 11.1%
Amazon.com, Inc.(Æ)(Û) 22,203 5,422
Autoliv, Inc. 812 95
AutoNation, Inc.(Æ)(Ð) 496 99
AutoZone, Inc.(Æ) 125 459
Axon Enterprise, Inc.(Æ) 58 42
Best Buy Co., Inc. 867 71
Chipotle Mexican Grill, Inc. Class A(Æ) 1,029 33
Cinemark Holdings, Inc. 2,791 75
Comcast Corp. Class A 42,317 1,178
Costco Wholesale Corp. 475 433
Coupang, Inc.(Æ) 12,448 398
Deckers Outdoor Corp.(Æ) 246 20
Dollar General Corp. 695 69
Domino's Pizza, Inc. 661 263
DR Horton, Inc. 736 110
eBay, Inc. 11,068 900
Expedia Group, Inc. 182 40
FactSet Research Systems, Inc. 216 58
Ferrari NV 682 275
Fox Corp. Class A(Ð) 936 61
Garmin, Ltd. 336 72
General Motors Co.(Û) 9,481 655
Grand Canyon Education, Inc.(Æ)(Ð) 222 42
Home Depot, Inc. (The) 1,009 383
Hubbell, Inc. Class B 91 43
IAC, Inc.(Æ)(Ð) 2,211 71
Laureate Education, Inc. Class A(Æ) 3,259 95
Lear Corp.(Ð) 1,098 115
Lennar Corp. Class A(Û) 3,118 386
Leonardo DRS, Inc. 2,092 76
Lowe's Cos., Inc. 271 65
Lululemon Athletica, Inc.(Æ) 136 23
Madison Square Garden Sports Corp. Class
A(Æ)(Ð) 453 97
McDonald's Corp. 183 55
Netflix, Inc. Class B(Æ) 649 726
NIKE, Inc. Class B 1,041 67
NVR, Inc.(Æ) 43 310
Omnicom Group, Inc. 12,574 943
O'Reilly Automotive, Inc.(Æ)(Û) 6,064 573
PulteGroup, Inc. 800 96
Ross Stores, Inc. 755 120
Tapestry, Inc. 490 54
Target Corp.(Ð) 5,231 485
Tesla, Inc.(Æ) 2,843 1,298
TJX Cos., Inc. (The) 1,538 216
Tractor Supply Co. 835 45
Tri Pointe Homes, Inc.(Æ) 1,830 58
Ulta Beauty, Inc.(Æ) 159 83
Walmart, Inc. 4,094 414
Walt Disney Co. (The) 379 43
Warner Music Group Corp. Class A 2,706 86
Yum! Brands, Inc. 283 39
17,935
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.3%
Archer-Daniels-Midland Co.(Ð) 6,069 367
Campbell's Co. (The) 23,308 702
Church & Dwight Co., Inc.(Ð) 1,901 167
Clorox Co. (The) 2,675 301
Coca-Cola Co. (The) 8,692 599
Colgate-Palmolive Co. 556 43
Conagra Brands, Inc. 2,207 38
Constellation Brands, Inc. Class A(Ð) 849 112
CVS Health Corp. 938 73
Estee Lauder Cos., Inc. (The) Class A 278 27
General Mills, Inc. 941 44
Hershey Co. (The) 479 81
JM Smucker Co. (The) 507 53
Kellanova 567 47
Kenvue, Inc. 1,441 21
Keurig Dr Pepper, Inc. 1,709 46
Kimberly-Clark Corp. 11,403 1,365
Kraft Heinz Co. (The) 2,311 57
Kroger Co. (The) 2,742 174
Marzetti, Co.(The) 545 85
McCormick & Co., Inc. 467 30
Mondelez International, Inc. Class A 932 54
Monster Beverage Corp.(Æ)(Ð)(Û) 9,863 659
PepsiCo, Inc. 1,342 196
Pilgrim's Pride Corp.(Ð) 3,532 135
Procter & Gamble Co. (The) 2,281 343
Reynolds Consumer Products, Inc. 4,082 100
Smithfield Foods, Inc. 3,166 70
Sysco Corp. 472 35
Tyson Foods, Inc. Class A 5,177 266
Unilever PLC - ADR 8,903 536
WD-40 Co.(Ð) 578 112
6,938
Energy - 1.6%
Chevron Corp. 2,109 333
Coterra Energy, Inc.(Ð) 12,233 289
Devon Energy Corp. 947 31
Diamondback Energy, Inc. 210 30
Eaton Corp. PLC 161 61
EOG Resources, Inc.(Ð) 2,455 260
Exxon Mobil Corp. 3,759 430
HF Sinclair Corp.(Ð) 4,484 231
Kinder Morgan, Inc. 1,982 52
Phillips 66(Û) 3,233 440
Valero Energy Corp.(Û) 2,862 485
Williams Cos., Inc. (The) 561 33
2,675
Financial Services - 12.8%
Aflac, Inc. 562 60
Ally Financial, Inc. 6,232 243
American Express Co. 2,665 961
American Homes 4 Rent Class A(ö) 6,820 215
American International Group, Inc. 473 37
American Tower Corp.(ö) 2,600 465

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aon PLC Class A 99 34
Arch Capital Group, Ltd. 816 70
Arthur J Gallagher & Co. 187 47
Assurant, Inc. 168 36
AvalonBay Communities, Inc.(ö) 158 27
Bank of America Corp. 4,239 227
Bank of New York Mellon Corp. (The)(Û) 6,524 704
Berkshire Hathaway, Inc. Class B(Æ) 2,713 1,296
BlackRock, Inc. 471 510
BOK Financial Corp.(Ð) 1,271 133
Broadstone Net Lease, Inc.(ö) 5,062 91
Brown & Brown, Inc. 648 52
Camden Property Trust(Ð)(ö) 1,965 195
Capital One Financial Corp. 636 140
Carlyle Group, Inc. (The) 10,728 572
Cboe Global Markets, Inc. 204 50
Chubb, Ltd. 4,937 1,367
Citigroup, Inc. 1,261 128
Citizens Financial Group, Inc. 1,126 57
CME Group, Inc. Class A 244 65
CNA Financial Corp. 1,826 81
Corebridge Financial, Inc.(Ð) 4,455 145
Crown Castle, Inc.(ö) 395 36
Cullen/Frost Bankers, Inc.(Ð) 1,485 183
Equinix, Inc.(ö) 34 29
Equity Residential(ö) 498 30
Erie Indemnity Co. Class A 84 25
Essex Property Trust, Inc.(Ð)(ö) 1,109 279
Everest Re Group, Ltd.(Ð) 973 306
Fifth Third Bancorp 1,149 48
First American Financial Corp. 2,366 148
Genworth Financial, Inc. Class A(Æ) 10,948 92
Globe Life, Inc. 1,225 161
Goldman Sachs Group, Inc. (The) 171 135
Hanover Insurance Group, Inc. (The) 960 164
Hartford Insurance Group, Inc. (The) 1,112 138
HCI Group, Inc. 376 77
Howard Hughes Holdings, Inc.(Æ)(Ð) 1,357 108
Huntington Bancshares, Inc. 3,401 52
Interactive Brokers Group, Inc. Class A(Û) 7,712 543
Intercontinental Exchange, Inc. 4,377 640
InvenTrust Properties Corp.(ö) 1,220 33
Invitation Homes, Inc.(ö) 10,678 301
Janus Henderson Group PLC 2,534 110
JPMorgan Chase & Co. 2,150 669
Lineage, Inc.(Ð)(ö) 1,998 79
M&T Bank Corp. 319 59
Marsh & McLennan Cos., Inc. 299 53
Mastercard, Inc. Class A 2,044 1,128
MetLife, Inc.(Û) 5,629 449
Mid-America Apartment Communities, Inc.
(ö) 225 29
Morgan Stanley 592 97
Nasdaq, Inc. 609 52
National Storage Affiliates Trust(Ð)(ö) 3,263 95
Northern Trust Corp. 2,383 307
Old Republic International Corp. 4,789 189
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PNC Financial Services Group, Inc. (The) 386 70
Popular, Inc. 1,909 213
Progressive Corp. (The) 817 168
Prudential Financial, Inc. 3,452 359
Public Storage(ö) 161 45
Raymond James Financial, Inc. 306 49
Realty Income Corp.(ö) 817 47
Regions Financial Corp. 1,897 46
Reinsurance Group of America, Inc. Class A 1,682 307
RenaissanceRe Holdings, Ltd. 648 165
RLI Corp. 1,582 93
SEI Investments Co. 7,092 572
Selective Insurance Group, Inc. 785 59
SLM Corp.(Ð) 6,622 178
State Street Corp.(Ð) 3,469 401
Stewart Information Services Corp. 616 42
Synchrony Financial 890 66
Texas Capital Bancshares, Inc.(Æ) 1,634 137
Travelers Cos., Inc. (The) 223 60
US Bancorp 1,563 73
Valley National Bancorp 6,420 70
VICI Properties, Inc.(ö) 1,508 45
Visa, Inc. Class A 7,352 2,505
W.R. Berkley Corp. 2,070 148
20,770
Health Care - 11.3%
Abbott Laboratories 1,922 238
AbbVie, Inc. 1,498 327
Agilent Technologies, Inc. 515 75
Align Technology, Inc.(Æ) 1,019 140
Amgen, Inc. 4,364 1,302
Becton Dickinson & Co. 212 38
Boston Scientific Corp.(Æ) 658 66
Bristol-Myers Squibb Co.(Û) 12,955 597
Cardinal Health, Inc. 2,883 550
Cencora, Inc. Class A 956 323
Centene Corp.(Æ) 3,070 109
Cigna Group (The) 216 53
Cooper Cos, Inc. (The)(Æ) 1,603 112
Danaher Corp. 6,800 1,465
Edwards Lifesciences Corp.(Æ) 7,808 644
Elevance Health, Inc. 2,289 726
Eli Lilly & Co. 512 442
Exelixis, Inc.(Æ)(Ð) 7,573 293
GE HealthCare Technologies, Inc.(Û) 5,367 402
Gilead Sciences, Inc. 1,815 217
HCA Healthcare, Inc. 129 59
Henry Schein, Inc.(Æ) 554 35
Hologic, Inc.(Æ) 411 30
IDEXX Laboratories, Inc.(Æ) 431 271
Illumina, Inc.(Æ)(Ð) 2,579 319
Incyte Corp.(Æ) 3,977 372
Intuitive Surgical, Inc.(Æ) 947 506
Johnson & Johnson 8,407 1,588
Labcorp Holdings, Inc. 172 44
McKesson Corp.(Û) 873 708

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medtronic PLC 13,776 1,249
Merck & Co., Inc. 17,367 1,493
Molina Healthcare, Inc.(Æ)(Ð) 1,330 204
Pfizer, Inc. 3,213 79
QIAGEN NV 907 42
Quest Diagnostics, Inc. 414 73
Regeneron Pharmaceuticals, Inc. 736 480
ResMed, Inc. 351 87
STERIS PLC 122 29
Stryker Corp. 2,766 985
Thermo Fisher Scientific, Inc. 133 75
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 1,987 69
UnitedHealth Group, Inc. 1,631 557
Universal Health Services, Inc. Class B 264 57
Veeva Systems, Inc. Class A(Æ) 1,325 386
Vertex Pharmaceuticals, Inc.(Æ) 328 140
Waters Corp.(Æ) 136 48
West Pharmaceutical Services, Inc. 125 35
Zimmer Biomet Holdings, Inc. 692 70
Zoetis, Inc. Class A 736 106
18,315
Materials and Processing - 4.2%
Acuity, Inc.(Û) 524 191
Amcor PLC 3,543 28
Armstrong World Industries, Inc. 804 153
Ball Corp.(Û) 4,854 228
Builders FirstSource, Inc.(Æ) 232 27
CF Industries Holdings, Inc. 343 29
Copart, Inc.(Æ) 1,567 67
Crown Holdings, Inc. 3,216 313
Ecolab, Inc. 471 121
Fastenal Co.(Û) 5,356 220
General Electric Co. 1,994 616
Hayward Holdings, Inc.(Æ)(Ð) 5,590 95
Huntsman Corp.(Ð) 7,188 59
Linde PLC 2,636 1,103
Louisiana-Pacific Corp.(Ð) 1,448 126
Masco Corp.(Ð) 11,775 763
MDU Resources Group, Inc.(Ð) 6,347 122
Nucor Corp. 326 49
Packaging Corp. of America 445 87
Pool Corp. 98 26
PPG Industries, Inc. 11,025 1,078
Reliance, Inc. 569 161
Sherwin-Williams Co. (The) 179 62
Smurfit WestRock PLC 1,901 70
Solstice Advanced Materials Inc.(Æ) 48 2
Sonoco Products Co. 651 26
Southern Copper Corp. 1,872 260
Steel Dynamics, Inc. 287 45
Trane Technologies PLC 352 158
Vulcan Materials Co. 1,083 313
Watsco, Inc.(Ð) 313 115
Westlake Corp.(Ð) 1,423 98
6,811
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 11.7%
Alarm.com Holdings, Inc.(Æ)(Ð) 1,538 76
AMETEK, Inc. 4,486 907
Amphenol Corp. Class A 11,966 1,667
AO Smith Corp.(Ð) 2,633 174
Automatic Data Processing, Inc.(Û) 1,890 492
Avery Dennison Corp. 259 45
Caterpillar, Inc. 387 223
CH Robinson Worldwide, Inc. 357 55
Cintas Corp. 988 181
CoStar Group, Inc.(Æ) 4,238 292
CSX Corp. 1,356 49
Cummins, Inc. 1,595 698
Deere & Co. 134 62
Dover Corp. 527 96
Emerson Electric Co. 534 75
Equifax, Inc. 1,722 363
Expeditors International of Washington, Inc.
(Ð) 2,422 295
FedEx Corp. 509 129
Flowserve Corp. 11,201 764
Fortive Corp. 1,037 52
FTI Consulting, Inc.(Æ)(Ð) 902 149
Gartner, Inc.(Æ) 61 15
General Dynamics Corp. 238 82
Global Payments, Inc. 407 32
Graco, Inc. 3,066 251
HEICO Corp. 1,173 373
Honeywell International, Inc. 194 39
Huntington Ingalls Industries, Inc. 620 200
IDEX Corp. 174 30
Illinois Tool Works, Inc. 465 113
Ingersoll Rand, Inc. 447 34
Jacobs Solutions, Inc.(Ð) 1,652 257
JB Hunt Transport Services, Inc. 1,671 282
Keysight Technologies, Inc.(Æ) 443 81
L3Harris Technologies, Inc. 214 62
Landstar System, Inc. 1,119 144
Lockheed Martin Corp.(Û) 1,154 568
ManpowerGroup, Inc. 2,383 73
MarketAxess Holdings, Inc. 153 24
MasTec, Inc.(Æ) 584 119
Mettler-Toledo International, Inc.(Æ) 449 636
Moody's Corp. 2,218 1,065
Murphy USA, Inc. 300 107
Norfolk Southern Corp. 113 32
Northrop Grumman Corp. 85 50
Old Dominion Freight Line, Inc. 1,079 151
Otis Worldwide Corp.(Û) 4,925 457
PACCAR, Inc. 865 85
Parker-Hannifin Corp. 115 89
Paychex, Inc. 859 101
PayPal Holdings, Inc. 559 39
Pentair PLC 310 33
Quanta Services, Inc. 98 44
Ralliant Corp. 345 15
Republic Services, Inc. Class A 258 54

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Robert Half, Inc.(Ð) 2,074 54
Rockwell Automation, Inc. 120 44
Rollins, Inc. 1,871 108
Ryder System, Inc. 978 165
S&P Global, Inc. 927 452
Schneider National, Inc. Class B(Ð) 1,212 26
Scotts Miracle-Gro Co. (The) Class A 1,731 93
Snap-on, Inc. 360 121
Teledyne Technologies, Inc.(Æ) 91 48
Textron, Inc.(Ð)(Û) 1,433 116
TransDigm Group, Inc. 1,047 1,370
Trimble, Inc.(Æ) 468 37
TriNet Group, Inc. 737 44
U-Haul Holding Co.(Æ) 352 19
Union Pacific Corp. 159 35
United Parcel Service, Inc. Class B 797 77
United Rentals, Inc. 155 135
Veralto Corp. 6,767 668
Verisk Analytics, Inc. Class A 2,868 627
W.W. Grainger, Inc.(Ð) 284 278
Waste Connections, Inc. 2,559 429
Waste Management, Inc. 266 53
Westinghouse Air Brake Technologies Corp. 6,291 1,286
Zebra Technologies Corp. Class A(Æ) 85 23
18,889
Technology - 42.6%
Accenture PLC Class A 674 169
Adobe, Inc.(Æ) 1,946 662
Advanced Micro Devices, Inc.(Æ) 1,295 332
Airbnb, Inc. Class A(Æ)(Û) 2,740 347
Akamai Technologies, Inc.(Æ) 869 65
Alphabet, Inc. Class A 12,287 3,455
Alphabet, Inc. Class C(Û) 11,423 3,219
Amdocs, Ltd. 14,961 1,261
Analog Devices, Inc. 3,268 765
Appfolio, Inc. Class A(Æ) 444 113
Apple, Inc.(Û) 34,054 9,207
Applied Materials, Inc. 3,402 793
Arista Networks, Inc.(Æ) 1,035 163
Atlassian Corp. Class A(Æ) 821 139
Autodesk, Inc.(Æ) 1,246 376
Blackbaud, Inc.(Æ) 1,126 72
Booking Holdings, Inc.(Û) 171 868
Broadcom, Inc.(Û) 7,508 2,775
Broadridge Financial Solutions, Inc.(Ð) 2,462 543
Cadence Design Systems, Inc.(Æ) 409 139
Cargurus, Inc.(Æ)(Ð) 1,496 53
CDW Corp. 748 119
Cirrus Logic, Inc.(Æ)(Ð) 3,426 454
Cisco Systems, Inc. 5,243 383
Cognizant Technology Solutions Corp.
Class A 2,205 161
Corteva, Inc.(Û) 982 60
Crowdstrike Holdings, Inc. Class A(Æ) 139 76
Dropbox, Inc. Class A(Æ)(Ð) 9,839 285
Electronic Arts, Inc. 631 126
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F5, Inc.(Æ) 191 48
Fidelity National Information Services, Inc.
(Ð) 4,195 262
Fiserv, Inc.(Æ) 415 28
Fortinet, Inc.(Æ) 5,581 482
GoDaddy, Inc. Class A(Æ)(Ð) 1,432 191
Grindr, Inc.(Æ) 3,450 48
Hewlett Packard Enterprise Co. 3,161 77
HP, Inc. 1,860 51
IBM Corp. 499 153
Ingram Micro Holding, Corp. 1,134 26
InterDigital, Inc.(Ð) 373 135
Intuit, Inc. 2,688 1,794
IPG Photonics Corp.(Æ) 873 74
Jabil, Inc. 359 79
Jack Henry & Associates, Inc. 184 27
KBR, Inc. 2,475 106
KLA Corp. 40 48
Lam Research Corp. 1,601 252
Leidos Holdings, Inc. 256 49
Lyft, Inc. Class A(Æ) 11,424 234
Maplebear, Inc.(Æ)(Ð) 3,908 144
Match Group, Inc.(Ð) 3,896 126
Meta Platforms, Inc. Class A 4,010 2,600
Microchip Technology, Inc. 402 25
Microsoft Corp. 20,501 10,616
Monolithic Power Systems, Inc. 64 64
Motorola Solutions, Inc. 497 202
MSCI, Inc. Class A 421 248
NetApp, Inc. 12,527 1,475
Nutanix, Inc. Class A(Æ) 6,296 449
NVIDIA Corp. 61,929 12,540
ON Semiconductor Corp.(Æ) 527 26
Oracle Corp. 5,732 1,505
Palantir Technologies, Inc. Class A(Æ) 692 139
Palo Alto Networks, Inc.(Æ) 499 110
Pegasystems, Inc.(Ð) 2,482 158
QUALCOMM, Inc.(Ð) 10,508 1,901
RingCentral, Inc. Class A(Æ)(Ð) 2,126 64
Roper Technologies, Inc. 681 304
Salesforce, Inc. 3,931 1,024
SAP SE - ADR 3,394 883
ServiceNow, Inc.(Æ) 186 171
Skyworks Solutions, Inc. 328 26
Super Micro Computer, Inc.(Æ) 620 32
Synopsys, Inc.(Æ) 930 422
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 1,738 522
TE Connectivity PLC 946 234
Teradata Corp.(Æ)(Ð) 3,456 72
Teradyne, Inc. 250 45
Texas Instruments, Inc. 780 126
Twilio, Inc. Class A(Æ)(Ð) 2,428 328
VeriSign, Inc. 1,897 455
Workiva, Inc.(Æ)(Ð) 973 83
Yelp, Inc. Class A(Æ)(Ð) 3,536 117

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoom Video Communications, Inc. Class
A(Æ) 4,437 387
68,967
Utilities - 1.1%
American Electric Power Co., Inc. 533 64
American States Water Co. 582 42
American Water Works Co., Inc. 273 35
Array Digital Infrastructure, Inc.(Û) 678 33
AT&T, Inc. 6,325 157
Atmos Energy Corp. 228 39
Avista Corp. 1,945 74
ConocoPhillips 1,645 146
Consolidated Edison, Inc. 702 68
Dominion Energy, Inc. 167 10
DTE Energy Co. 412 56
Duke Energy Corp. 244 30
Edison International 433 24
Eversource Energy 528 39
Exelon Corp. 1,721 79
FirstEnergy Corp. 657 30
NRG Energy, Inc. 3 1
PG&E Corp. 2,472 39
Public Service Enterprise Group, Inc.(Ð)(Û) 5,442 438
Sempra 454 42
Southwest Gas Holdings, Inc.(Ð) 1,468 117
T-Mobile US, Inc. 359 75
Verizon Communications, Inc. 3,513 140
WEC Energy Group, Inc. 114 13
1,791
Total Common Stocks
(cost $102,470) 163,091
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 8,337,899 (∞) 8,336
Total Short-Term Investments
(cost $8,336) 8,336
Total Investments - 105.8%
(identified cost $110,806) 171,427
Securities Sold Short - (6.0)%
Consumer Discretionary - (0.6)%
Archer Aviation, Inc. Class A(Æ) (1,754) (20)
Avis Budget Group, Inc.(Æ) (690) (94)
Dutch Bros, Inc. Class A(Æ) (2,483) (138)
Hilton Grand Vacations, Inc.(Æ) (637) (26)
Joby Aviation, Inc.(Æ) (6,496) (113)
Lithia Motors, Inc. Class A (485) (152)
QXO, Inc.(Æ) (475) (8)
Rocket Lab Corp.(Æ) (1,271) (80)
Somnigroup International, Inc. (1,937) (154)
Stride, Inc.(Æ) (366) (25)
Vail Resorts, Inc. (576) (85)
(895)
Consumer Staples - (0.1)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kraft Heinz Co. (The) (4,763) (118)
Primo Brands Corp. Class A (4,267) (94)
(212)
Energy - (0.9)%
Centrus Energy Corp. Class A(Æ) (228) (84)
Cleanspark, Inc.(Æ) (1,461) (26)
Core Natural Resources, Inc. (1,992) (157)
Diamondback Energy, Inc. (1,161) (166)
EQT Corp. (3,574) (191)
Patterson-UTI Energy, Inc. (15,012) (94)
Sunrun, Inc.(Æ) (5,193) (108)
Texas Pacific Land Corp. (168) (158)
Uranium Energy Corp.(Æ) (12,535) (190)
Viper Energy, Inc. Class A (3,298) (124)
Warrior Met Coal, Inc. (1,543) (105)
(1,403)
Financial Services - (0.8)%
AGNC Investment Corp.(ö) (19,490) (195)
Applied Digital Corp.(Æ) (900) (31)
Atlantic Union Bankshares Corp. (2,733) (89)
Cipher Mining, Inc.(Æ) (2,583) (48)
Dave, Inc.(Æ) (67) (16)
Erie Indemnity Co. Class A (199) (58)
Iron Mountain, Inc.(ö) (1,517) (156)
Old National Bancorp (1,025) (21)
Piper Sandler Cos. (284) (91)
Realty Income Corp.(ö) (3,532) (205)
Rocket Cos., Inc. Class A (8,889) (148)
Shift4 Payments, Inc. Class A(Æ) (1,768) (122)
UWM Holdings Corp. (20,734) (117)
(1,297)
Health Care - (1.1)%
Acadia Healthcare Co., Inc.(Æ) (4,416) (95)
Addus HomeCare Corp.(Æ) (1,455) (170)
Certara, Inc.(Æ) (5,328) (62)
Elanco Animal Health, Inc.(Æ) (9,951) (221)
HealthEquity, Inc.(Æ) (1,026) (97)
IDEXX Laboratories, Inc.(Æ) (255) (161)
Labcorp Holdings, Inc. (631) (160)
Nuvalent, Inc. Class A(Æ) (432) (43)
PROCEPT BioRobotics Corp.(Æ) (889) (30)
Protagonist Therapeutics, Inc.(Æ) (1,690) (133)
Quest Diagnostics, Inc. (934) (164)
RadNet, Inc.(Æ) (2,187) (166)
Revolution Medicines, Inc.(Æ) (3,251) (191)
Scholar Rock Holding Corp.(Æ) (384) (11)
Soleno Therapeutics, Inc.(Æ) (389) (26)
Vaxcyte, Inc.(Æ) (1,110) (50)
Zimmer Biomet Holdings, Inc. (143) (15)
(1,795)
Materials and Processing - (0.2)%
International Paper Co. (3,603) (140)
Quaker Chemical Corp. (476) (66)
VSE Corp. (632) (114)

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Aware Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(320)
Producer Durables - (1.0)%
AeroVironment, Inc.(Æ) (398) (147)
Bloom Energy Corp. Class A(Æ) (410) (54)
Casella Waste Systems, Inc. Class A(Æ) (1,789) (158)
CBIZ, Inc.(Æ) (1,364) (75)
CoreCivic, Inc.(Æ) (3,654) (68)
Dorman Products, Inc.(Æ) (1,024) (137)
Emerson Electric Co. (1,203) (168)
First Advantage Corp.(Æ) (8,994) (114)
GEO Group, Inc. (The)(Æ) (3,157) (54)
JBT Marel Corp. (1,304) (164)
MARA Holdings, Inc.(Æ) (1,314) (24)
Mercury Systems, Inc.(Æ) (1,417) (110)
NuScale Power Corp.(Æ) (2,238) (100)
OSI Systems, Inc.(Æ) (44) (12)
Standex International Corp. (521) (122)
Zurn Elkay Water Solutions Corp. (1,795) (85)
(1,592)
Technology - (0.8)%
Advanced Micro Devices, Inc.(Æ) (864) (221)
Analog Devices, Inc. (588) (138)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (8,080) (149)
Crane NXT Co. (60) (4)
DigitalBridge Group, Inc. (7,984) (94)
D-Wave Quantum, Inc.(Æ) (789) (29)
Globalstar, Inc.(Æ) (648) (35)
Impinj, Inc.(Æ) (374) (76)
IonQ, Inc.(Æ) (522) (32)
Oracle Corp. (658) (173)
Quantum Computing, Inc.(Æ) (939) (16)
TTM Technologies, Inc.(Æ) (2,772) (186)
Unity Software, Inc.(Æ) (5,040) (191)
(1,344)
Utilities - (0.5)%
American Electric Power Co., Inc. (853) (103)
Crescent Energy Co. Class A (4,629) (39)
Dominion Energy, Inc. (2,678) (157)
Expand Energy Corp. (1,672) (173)
Northern Oil and Gas, Inc. (3,404) (75)
UGI Corp. (4,658) (156)
Xcel Energy, Inc. (1,964) (159)
(862)
Total Securities Sold Short
(proceeds $8,437) (9,720)
Other Assets and Liabilities,
Net - 0.2%
323
Net Assets - 100.0%
162,030

Russell Investment Company
Sustainable Aware Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 43
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 23 USD 7,905 12/25 158
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 158
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 17,935 $ — $ —
$ —
$ 17,935
Consumer Staples 6,938 — —
—
6,938
Energy 2,675 — —
—
2,675
Financial Services 20,770 — —
—
20,770
Health Care 18,315 — —
—
18,315
Materials and Processing 6,811 — —
—
6,811
Producer Durables 18,889 — —
—
18,889
Technology 68,967 — —
—
68,967
Utilities 1,791 — —
—
1,791
Short-Term Investments — — — 8,336 8,336
Total Investments
163,091 — — 8,336 171,427
Securities Sold Short
*
(9,720) — — — (9,720)
Other Financial Instruments
Assets
Futures Contracts 158 — — — 158
Total Other Financial Instruments
**
$ 158 $ — $ — $ — $ 158
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
44 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 158
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 722
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 121
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Aware Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 45
Amounts in thousands
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 9,720 $ — $ 9,720
Total Financial and Derivative Liabilities
9,720 — 9,720
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,720 $ — $ 9,720
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 9,720 $ — $ 9,720 $ —
Total
$ 9,720 $ — $ 9,720 $ —

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
46 Sustainable Aware Equity Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 110,806
Investments, at fair value(>) ........................................................................................................................................................
171,427
Receivables:
Dividends and interest ...................................................................................................................................................... 54
Dividends from affiliated funds ....................................................................................................................................... 25
Investments sold ............................................................................................................................................................... 331
From broker(a) ................................................................................................................................................................. 353
Variation margin on futures contracts .............................................................................................................................. 158
Total assets ...............................................................................................................................................................
172,348
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 79
Investments purchased ..................................................................................................................................................... 289
Accrued fees to affiliates .................................................................................................................................................. 136
Other accrued expenses .................................................................................................................................................... 94
Securities sold short, at fair value(‡) ........................................................................................................................................... 9,720
Total liabilities ...........................................................................................................................................................
10,318
Net Assets ...............................................................................................................................................................
$ 162,030

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 47
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 74,720
Shares of beneficial interest .........................................................................................................................................................
33
Additional paid-in capital ............................................................................................................................................................
87,277
Net Assets ...............................................................................................................................................................
$ 162,030
(>)   Investments in affiliates, U.S. Cash Management Fund $ 8,336
(a)     Receivable from Broker for Futures $ 353
(‡)     Proceeds on securities sold short $ 8,437
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 48.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 51.50
Class A — Net assets ........................................................................................................................................................... $ 17,834,338
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 367,435
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 45.48
Class C — Net assets ........................................................................................................................................................... $ 17,808,508
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 391,581
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 48.89
Class S — Net assets ............................................................................................................................................................ $ 115,553,031
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,363,612
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 48.72
Class Y — Net assets ........................................................................................................................................................... $ 10,834,140
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 222,374
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
48 Sustainable Aware Equity Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,498
Dividends from affiliated funds ....................................................................................................................................... 341
Interest .............................................................................................................................................................................. 21
Total investment income ..............................................................................................................................................................
2,860
Expenses
Advisory fees ................................................................................................................................................................... 916
Administrative fees .......................................................................................................................................................... 80
Custodian fees .................................................................................................................................................................. 39
Distribution fees - Class A ............................................................................................................................................... 46
Distribution fees - Class C ............................................................................................................................................... 145
Transfer agent fees - Class A ........................................................................................................................................... 37
Transfer agent fees - Class C ........................................................................................................................................... 39
Transfer agent fees - Class S ............................................................................................................................................ 237
Professional fees .............................................................................................................................................................. 78
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ............................................................................................................................... 48
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 19
Dividends from securities sold short ................................................................................................................................ 168
Interest expense paid on securities sold short .................................................................................................................. 76
Miscellaneous .................................................................................................................................................................. 40
Expenses before reductions .............................................................................................................................................. 2,045
Expense reductions .......................................................................................................................................................... (179)
Net expenses ................................................................................................................................................................................
1,866
Net investment income (loss) .......................................................................................................................................................
994
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,911
Futures contracts .............................................................................................................................................................. 722
Securities sold short ......................................................................................................................................................... (1,266)
Net realized gain (loss) ................................................................................................................................................................
21,367
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (2,296)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 121
Securities sold short ......................................................................................................................................................... (685)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2,861)
Net realized and unrealized gain (loss) ........................................................................................................................................ 18,506
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 19,500

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 49
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 994 $ 809
Net realized gain (loss) ................................................................................................................ 21,367 21,283
Net change in unrealized appreciation (depreciation) ................................................................. (2,861) 25,047
Net increase (decrease) in net assets from operations ....................................................................... 19,500 47,139
Distributions
To shareholders
Class A ..................................................................................................................................... (2,401) (1,149)
Class C ..................................................................................................................................... (2,619) (1,385)
Class S ...................................................................................................................................... (16,313) (8,682)
Class Y ..................................................................................................................................... (1,289) (607)
Net decrease in net assets from distributions ..................................................................................... (22,622) (11,823)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (16,732) (21,228)
Total Net Increase (Decrease) in Net Assets ...................................................................
(19,854) 14,088
Net Assets
Beginning of period ........................................................................................................................... 181,884 167,796
End of period ......................................................................................................................................
$ 162,030 $ 181,884

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
50 Sustainable Aware Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 21 $ 930 23 $ 1,084
Proceeds from reinvestment of distributions 53 2,358 26 1,135
Payments for shares redeemed (97) (4,438) (58) (2,656)
Net increase (decrease)
(23) (1,150) (9) (437)
Class C
Proceeds from shares sold 4 179 5 230
Proceeds from reinvestment of distributions 63 2,615 34 1,385
Payments for shares redeemed (120) (5,125) (84) (3,696)
Net increase (decrease)
(53) (2,331) (45) (2,081)
Class S
Proceeds from shares sold 35 1,547 70 3,174
Proceeds from reinvestment of distributions 355 15,738 195 8,458
Payments for shares redeemed (685) (31,536) (651) (30,082)
Net increase (decrease)
(295) (14,251) (386) (18,450)
Class Y
Proceeds from shares sold 6 238 1 40
Proceeds from reinvestment of distributions 29 1,289 14 607
Payments for shares redeemed (11) (527) (20) (907)
Net increase (decrease)
24 1,000 (5) (260)
Total increase (decrease)
(347) $ (16,732) (445) $ (21,228)

See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 51
Russell Investment Company
Sustainable Aware Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 49.36 40.66 43.52 59.98 51.21
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.20 .13 .16 .11 .11
$ Net Realized and Unrealized Gain (Loss) 5.23 11.51 1.83 (4.92) 16.63
$ Total from Investment Operations 5.43 11.64 1.99 (4.81) 16.74
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.41) (.09) (.15) (.09) (.33)
$ Distributions from Net Realized Gain (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (6.25) (2.94) (4.85) (11.65) (7.97)
$ Net Asset Value, End of Period 48.54 49.36 40.66 43.52 59.98
% Total Return
(±)
12.36 29.62 5.09 (10.28) 35.97
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 17,834 19,252 16,229 18,283 24,380
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.35 1.49 1.45 1.37 1.33
% Expenses, Net
(Ƃ) (∆)
1.27 1.39 1.36 1.29 1.28
% Net Investment Income
(Ƃ)
.45 .29 .38 .24 .21
% Portfolio Turnover Rate 75 74 68 129 131
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 46.68 38.80 41.89 58.42 50.27
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.13) (.20) (.15) (.24) (.29)
$ Net Realized and Unrealized Gain (Loss) 4.90 10.94 1.76 (4.73) 16.27
$ Total from Investment Operations 4.77 10.74 1.61 (4.97) 15.98
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.13) (.01) — — (.19)
$ Distributions from Net Realized Gain (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (5.97) (2.86) (4.70) (11.56) (7.83)
$ Net Asset Value, End of Period 45.48 46.68 38.80 41.89 58.42
% Total Return 11.53 28.67 4.28 (10.94) 34.97
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 17,809 20,744 18,994 22,260 31,130
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.10 2.24 2.20 2.12 2.08
% Expenses, Net
(Ƃ) (∆)
2.02 2.14 2.11 2.04 2.03
% Net Investment Income
(Ƃ)
(.30) (.46) (.37) (.52) (.54)
% Portfolio Turnover Rate 75 74 68 129 131

See accompanying notes which are an integral part of the financial statements.
52 Sustainable Aware Equity Fund
Russell Investment Company
Sustainable Aware Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 49.67 40.82 43.66 60.11 51.29
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.34 .27 .28 .25 .28
$ Net Realized and Unrealized Gain (Loss) 5.26 11.56 1.83 (4.93) 16.65
$ Total from Investment Operations 5.60 11.83 2.11 (4.68) 16.93
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.54) (.13) (.25) (.21) (.47)
$ Distributions from Net Realized Gain (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (6.38) (2.98) (4.95) (11.77) (8.11)
$ Net Asset Value, End of Period 48.89 49.67 40.82 43.66 60.11
% Total Return 12.70 30.01 5.37 (10.00) 36.37
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 115,553 132,043 124,288 165,484 225,751
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.10 1.24 1.20 1.12 1.08
% Expenses, Net
(Ƃ) (∆)
.98 1.10 1.07 1.00 .99
% Net Investment Income
(Ƃ)
.74 .58 .67 .53 .50
% Portfolio Turnover Rate 75 74 68 129 131
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 49.52 40.66 43.51 59.95 51.18
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.41 .34 .35 .33 .37
$ Net Realized and Unrealized Gain (Loss) 5.25 11.51 1.82 (4.92) 16.60
$ Total from Investment Operations 5.66 11.85 2.17 (4.59) 16.97
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.62) (.14) (.32) (.29) (.56)
$ Distributions from Net Realized Gain (5.84) (2.85) (4.70) (11.56) (7.64)
$ Total Distributions (6.46) (2.99) (5.02) (11.85) (8.20)
$ Net Asset Value, End of Period 48.72 49.52 40.66 43.51 59.95
% Total Return 12.88 30.22 5.54 (9.86) 36.57
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 10,834 9,845 8,285 8,066 11,331
Ratio to average net assets:
– – – – –
% Expenses, Gross .89 1.04 1.01 .92 .88
% Expenses, Net
(Ƃ) (∆)
.82 .94 .92 .84 .83
% Net Investment Income
(Ƃ)
.89 .74 .83 .69 .66
% Portfolio Turnover Rate 75 74 68 129 131

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Aware Equity Fund 53
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 86,860
Administrative fees 6,561
Distribution fees 15,544
Shareholder servicing fees 3,908
Transfer agent fees 21,952
Trustees' fees 683
$ 135,508
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 5,531 $ 50,598 $ 47,792 $ — $ (1) $ 8,336 $ 341 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 105,413,030 $ 62,622,368 $ (6,328,646) $ 56,293,722
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 1,370,182 $ 17,056,130 $ 56,293,722 $ — $ 74,720,034
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,744,513 $ 17,877,016 $ — $ 713,541 $ 11,108,968 $ —

Russell Investment Company
Sustainable Aware Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 Sustainable Aware Equity Fund
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (1,591)
Additional paid-in capital
1,591
Federal Income Taxes, continued

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.4%
Consumer Discretionary - 13.4%
Abercrombie & Fitch Co. Class A(Æ) 66,061 4,793
Amazon.com, Inc.(Æ)(Û) 500,302 122,184
Atkore, Inc. 11,923 826
AutoZone, Inc.(Æ) 1,387 5,096
Axon Enterprise, Inc.(Æ) 4,709 3,448
Best Buy Co., Inc. 30,302 2,489
Carnival Corp.(Æ) 93,642 2,700
Cava Group, Inc.(Æ) 44,389 2,385
Charter Communications, Inc. Class A(Æ) 4,845 1,133
Chipotle Mexican Grill, Inc. Class A(Æ) 312,222 9,894
Cinemark Holdings, Inc.(Ð) 20,246 547
Columbia Sportswear Co.(Ð) 5,659 281
Comcast Corp. Class A 409,089 11,387
Costco Wholesale Corp. 22,459 20,470
Coupang, Inc.(Æ) 276,928 8,853
Deckers Outdoor Corp.(Æ)(Ð) 50,875 4,146
Dollar General Corp. 122,846 12,120
Domino's Pizza, Inc.(Ð) 11,693 4,659
Expedia Group, Inc. 7,150 1,573
Ford Motor Co. 220,920 2,901
General Motors Co.(Û) 276,682 19,116
Hilton Worldwide Holdings, Inc. 9,054 2,327
Home Depot, Inc. (The) 21,129 8,020
Las Vegas Sands Corp.(Ð) 14,028 833
Lear Corp.(Ð) 51,541 5,394
Lennar Corp. Class A 17,317 2,143
Live Nation Entertainment, Inc.(Æ) 54,883 8,207
Lowe's Cos., Inc. 63,321 15,079
Marriott International, Inc. Class A 10,530 2,744
McDonald's Corp. 45,075 13,452
MercadoLibre, Inc.(Æ) 871 2,027
Netflix, Inc. Class B(Æ) 13,955 15,614
NIKE, Inc. Class B 30,833 1,991
O'Reilly Automotive, Inc.(Æ)(Û) 235,968 22,285
Royal Caribbean Cruises, Ltd. 12,447 3,570
RTX Corp. 18,552 3,312
Starbucks Corp. 21,259 1,719
Target Corp.(Û) 98,596 9,142
Tesla, Inc.(Æ) 75,664 34,545
TJX Cos., Inc. (The) 26,326 3,689
Walmart, Inc. 186,016 18,821
Walt Disney Co. (The) 156,161 17,587
Wayfair, Inc. Class A(Æ)(Ð) 33,138 3,430
Whirlpool Corp. 36,032 2,581
Williams-Sonoma, Inc. 17,461 3,393
Wingstop, Inc.(Ð) 3,066 664
Yum! Brands, Inc. 13,410 1,853
445,423
Consumer Staples - 3.8%
Altria Group, Inc. 53,420 3,012
Ambev SA - ADR 1,571,671 3,631
Archer-Daniels-Midland Co.(Ð) 224,865 13,611
Coca-Cola Co. (The) 63,256 4,358
Conagra Brands, Inc. 196,875 3,384
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVS Health Corp. 226,439 17,696
Estee Lauder Cos., Inc. (The) Class A 42,540 4,113
General Mills, Inc. 34,830 1,623
Kenvue, Inc. 64,769 931
Kimberly-Clark Corp. 17,535 2,099
Kroger Co. (The) 207,516 13,204
Marzetti, Co.(The) 1,352 212
Mondelez International, Inc. Class A 114,176 6,561
Monster Beverage Corp.(Æ)(Ð)(Û) 306,064 20,454
PepsiCo, Inc. 33,233 4,855
Philip Morris International, Inc. 37,170 5,365
Pilgrim's Pride Corp. 63,719 2,428
Procter & Gamble Co. (The) 45,185 6,794
Smithfield Foods, Inc. 58,578 1,298
Sysco Corp. 30,414 2,259
Tyson Foods, Inc. Class A(Û) 160,707 8,262
WD-40 Co.(Ð) 5,881 1,143
127,293
Energy - 3.2%
Baker Hughes Co. 244,138 11,819
BP PLC - ADR 120,662 4,239
Canadian Natural Resources, Ltd. 172,557 5,525
Chevron Corp. 32,490 5,124
CVR Energy, Inc.(Ð) 69,623 2,478
Devon Energy Corp. 121,536 3,949
Eaton Corp. PLC 28,747 10,969
EOG Resources, Inc.(Ð) 60,214 6,373
Exxon Mobil Corp. 107,331 12,274
HF Sinclair Corp.(Ð) 76,178 3,931
ONEOK, Inc. 23,778 1,593
Phillips 66(Û) 78,866 10,737
Schlumberger NV 137,076 4,943
Shell PLC - ADR 74,426 5,576
Valero Energy Corp.(Ð) 70,731 11,993
Williams Cos., Inc. (The) 63,469 3,673
105,196
Financial Services - 14.1%
AerCap Holdings NV 89,087 11,603
Affiliated Managers Group, Inc. 17,613 4,191
Aflac, Inc. 40,232 4,312
Allstate Corp. (The) 31,074 5,951
Ally Financial, Inc.(Ð) 215,971 8,416
American Express Co. 47,712 17,211
American International Group, Inc. 26,856 2,121
American Tower Corp.(ö) 10,858 1,943
Ameriprise Financial, Inc. 13,570 6,144
Annaly Capital Management, Inc.(ö) 257,256 5,446
Aon PLC Class A 6,583 2,243
Arthur J Gallagher & Co. 37,585 9,377
Bank of America Corp. 356,402 19,050
Bank of New York Mellon Corp. (The)(Û) 113,403 12,240
Berkshire Hathaway, Inc. Class B(Æ) 40,048 19,125
BlackRock, Inc. 4,391 4,755
Blackstone, Inc. Class A 65,138 9,552

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blue Owl Capital, Inc. 176,048 2,776
BOK Financial Corp.(Ð) 11,834 1,238
Bread Financial Holdings, Inc.(Ð) 52,497 3,289
Brown & Brown, Inc. 21,166 1,688
Camden Property Trust(Ð)(ö)(Û) 61,968 6,165
Capital One Financial Corp. 17,038 3,748
Carlyle Group, Inc. (The) 183,445 9,781
Charles Schwab Corp. (The) 36,460 3,446
Chubb, Ltd. 8,665 2,400
Citigroup, Inc. 222,444 22,518
CME Group, Inc. Class A 11,253 2,988
CNA Financial Corp.(Û) 20,040 893
Compass, Inc. Class A(Æ) 71,376 550
Corebridge Financial, Inc.(Ð) 242,304 7,889
Cullen/Frost Bankers, Inc.(Ð) 24,401 3,005
Essex Property Trust, Inc.(Ð)(ö) 24,531 6,176
Federated Hermes, Inc. Class B(Ð) 15,920 772
First American Financial Corp. 52,281 3,268
First Industrial Realty Trust, Inc.(ö) 11,650 644
Globe Life, Inc. 44,350 5,832
Goldman Sachs Group, Inc. (The) 8,011 6,324
Hanover Insurance Group, Inc. (The) 17,975 3,072
HCI Group, Inc. 4,995 1,019
Healthpeak Properties, Inc.(ö) 273,804 4,915
Host Hotels & Resorts, Inc.(ö) 304,920 4,885
Howard Hughes Holdings, Inc.(Æ) 39,173 3,106
Interactive Brokers Group, Inc. Class A 146,772 10,327
Intercontinental Exchange, Inc. 11,239 1,644
JPMorgan Chase & Co. 73,254 22,791
KKR & Co., Inc. Class A 18,548 2,195
M&T Bank Corp. 24,560 4,516
Marsh & McLennan Cos., Inc. 15,630 2,784
Mastercard, Inc. Class A 85,059 46,952
Mercury General Corp. 10,588 818
MetLife, Inc. 28,649 2,287
Morgan Stanley 65,069 10,671
NU Holdings, Ltd. Class A(Æ)(Ð) 590,865 9,519
Popular, Inc. 38,507 4,292
Progressive Corp. (The) 32,869 6,771
Prologis, Inc.(ö) 43,847 5,441
Public Storage(ö) 5,005 1,394
Realty Income Corp.(ö) 33,843 1,962
Reinsurance Group of America, Inc. Class
A(Ð)(Û) 32,009 5,840
Selective Insurance Group, Inc. 19,645 1,480
Synchrony Financial 131,339 9,769
Synovus Financial Corp. 35,020 1,563
Travelers Cos., Inc. (The) 23,856 6,408
Truist Financial Corp. 56,302 2,513
US Bancorp 76,610 3,576
VICI Properties, Inc.(ö) 71,461 2,143
Visa, Inc. Class A 37,120 12,648
Wells Fargo & Co. 260,609 22,665
Welltower, Inc.(ö) 13,483 2,441
Willis Towers Watson PLC 20,523 6,426
467,903
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 10.3%
Abbott Laboratories 47,238 5,840
AbbVie, Inc. 66,393 14,476
Acadia Pharmaceuticals, Inc.(Æ) 31,182 708
Agilent Technologies, Inc. 98,833 14,465
Align Technology, Inc.(Æ) 39,612 5,462
Alnylam Pharmaceuticals, Inc.(Æ) 15,980 7,288
Amgen, Inc. 10,301 3,074
AstraZeneca PLC - ADR 36,966 3,046
Becton Dickinson & Co. 11,110 1,985
BioMarin Pharmaceutical, Inc.(Æ) 72,097 3,862
Boston Scientific Corp.(Æ) 27,177 2,737
Bristol-Myers Squibb Co. 54,853 2,527
Cardinal Health, Inc. 14,878 2,838
Cencora, Inc. Class A 6,803 2,298
Centene Corp.(Æ) 121,242 4,288
Cigna Group (The) 12,575 3,073
Dentsply Sirona, Inc.(Ð) 184,350 2,325
DexCom, Inc.(Æ) 22,183 1,291
Edwards Lifesciences Corp.(Æ) 171,815 14,166
Elevance Health, Inc. 10,071 3,195
Eli Lilly & Co. 25,634 22,119
Exelixis, Inc.(Æ)(Ð) 62,263 2,408
GE HealthCare Technologies, Inc.(Û) 116,009 8,695
Genmab A/S - ADR(Æ) 82,928 2,373
Gilead Sciences, Inc. 42,941 5,144
GSK PLC - ADR 114,791 5,379
HCA Healthcare, Inc. 6,606 3,037
Humana, Inc. 20,467 5,694
Icon PLC(Æ) 26,790 4,603
IDEXX Laboratories, Inc.(Æ) 21,286 13,400
Illumina, Inc.(Æ)(Ð) 53,411 6,598
Incyte Corp.(Æ) 104,517 9,770
Intuitive Surgical, Inc.(Æ) 8,581 4,585
Johnson & Johnson 85,691 16,184
Lantheus Holdings, Inc.(Æ)(Ð) 14,179 818
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 2,388 457
McKesson Corp.(Û) 17,116 13,887
Medtronic PLC 163,226 14,805
Merck & Co., Inc. 65,904 5,666
Moderna, Inc.(Æ)(Ð) 93,263 2,533
Molina Healthcare, Inc.(Æ)(Ð) 1 —
Oscar Health, Inc. Class A(Æ)(Ð) 22,018 396
Pfizer, Inc. 286,523 7,063
Quest Diagnostics, Inc. 10,950 1,927
Regeneron Pharmaceuticals, Inc. 20,028 13,054
ResMed, Inc. 9,099 2,246
Royalty Pharma PLC Class A 107,479 4,035
Sanofi SA - ADR 114,461 5,789
Sarepta Therapeutics, Inc.(Æ)(Ð) 58,306 1,400
Stryker Corp. 22,930 8,169
Thermo Fisher Scientific, Inc. 4,399 2,496
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 73,075 2,528
UnitedHealth Group, Inc. 49,503 16,908
Veeva Systems, Inc. Class A(Æ) 29,339 8,543
Vertex Pharmaceuticals, Inc.(Æ) 16,424 6,990
Viatris, Inc. 343,776 3,562

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
West Pharmaceutical Services, Inc.(Ð) 25,636 7,231
Zoetis, Inc. Class A 22,096 3,184
342,620
Materials and Processing - 3.6%
Acuity, Inc. 772 282
Air Products and Chemicals, Inc. 6,852 1,662
Boise Cascade Co. 11,636 820
Carrier Global Corp. 52,028 3,095
Celanese Corp. Class A 181,165 6,964
Commercial Metals Co. 54,135 3,213
Copart, Inc.(Æ) 231,045 9,937
Crown Holdings, Inc. 114,225 11,100
Ecolab, Inc. 13,335 3,419
Fastenal Co. 56,757 2,336
FMC Corp.(Ð) 266,525 4,043
Freeport-McMoRan, Inc. 51,818 2,161
General Electric Co. 14,591 4,508
Huntsman Corp.(Ð) 189,051 1,565
James Hardie Industries PLC(Æ)(Û) 129,344 2,707
Johnson Controls International PLC 18,463 2,112
Linde PLC 21,601 9,036
Louisiana-Pacific Corp.(Ð) 48,236 4,202
Martin Marietta Materials, Inc. 10,937 6,705
Masco Corp.(Ð) 90,049 5,832
Newmont Corp. 51,267 4,151
O-I Glass, Inc.(Æ) 159,570 1,802
Reliance, Inc.(Û) 5,153 1,455
Solstice Advanced Materials Inc.(Æ) 2,940 133
Southern Copper Corp.(Ð) 18,648 2,588
Trane Technologies PLC 18,762 8,418
Trex Co., Inc.(Æ) 23,809 1,150
Vulcan Materials Co. 29,295 8,481
Watsco, Inc.(Ð) 8,007 2,947
Westlake Corp.(Ð) 19,539 1,345
118,169
Producer Durables - 7.3%
3M Co. 12,131 2,020
Amphenol Corp. Class A 34,000 4,738
Argan, Inc. 6,889 2,109
Automatic Data Processing, Inc. 7,372 1,919
Boeing Co. (The)(Æ) 9,224 1,854
Caterpillar, Inc. 9,544 5,509
Cintas Corp. 11,485 2,105
Comfort Systems USA, Inc.(Ð) 10,548 10,185
CSX Corp. 69,688 2,510
Deere & Co. 15,638 7,219
Delta Air Lines, Inc. 149,870 8,600
EMCOR Group, Inc. 12,032 8,131
Emerson Electric Co. 18,168 2,536
Expeditors International of Washington, Inc.
(Ð) 11,636 1,418
FedEx Corp. 35,156 8,923
FTI Consulting, Inc.(Æ)(Ð)(Û) 18,814 3,104
Gartner, Inc.(Æ) 4,513 1,121
GE Vernova, Inc.(Û) 12,969 7,589
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Global Payments, Inc. 140,853 10,953
Graco, Inc. 42,636 3,486
Honeywell International, Inc. 11,763 2,368
Howmet Aerospace, Inc. 21,245 4,375
Huntington Ingalls Industries, Inc.(Ð) 29,229 9,412
Illinois Tool Works, Inc. 7,772 1,896
JB Hunt Transport Services, Inc.(Û) 22,851 3,859
Keysight Technologies, Inc.(Æ) 16,906 3,093
Landstar System, Inc. 28,545 3,666
Lockheed Martin Corp.(Û) 23,983 11,797
Magna International, Inc. Class A 76,544 3,614
ManpowerGroup, Inc. 43,753 1,341
MasTec, Inc.(Æ) 29,917 6,108
Moody's Corp. 4,107 1,973
Norfolk Southern Corp. 9,112 2,582
Northrop Grumman Corp. 17,026 9,934
Old Dominion Freight Line, Inc. 8,677 1,218
Otis Worldwide Corp.(Ð) 42,658 3,957
PACCAR, Inc. 33,767 3,323
Paychex, Inc. 25,517 2,986
PayPal Holdings, Inc. 25,874 1,792
Powell Industries, Inc.(Ð) 2,966 1,137
Quanta Services, Inc. 6,431 2,888
Regal Rexnord Corp. 33,107 4,664
Republic Services, Inc. Class A 14,242 2,966
Robert Half, Inc. 47,869 1,254
Rockwell Automation, Inc. 8,901 3,279
Rollins, Inc.(Ð) 23,327 1,344
Ryder System, Inc. 19,459 3,293
S&P Global, Inc. 6,268 3,054
Schneider National, Inc. Class B(Ð) 68,200 1,457
Scotts Miracle-Gro Co. (The) Class A(Ð) 51,500 2,756
Teledyne Technologies, Inc.(Æ) 3,768 1,985
Tetra Tech, Inc.(Ð)(Û) 24,209 774
Trade Desk, Inc. (The) Class A(Æ)(Ð) 86,955 4,372
TransDigm Group, Inc. 1,351 1,768
TransUnion 109,755 8,910
TriNet Group, Inc. 24,562 1,474
Tutor Perini Corp.(Ð) 2,210 149
Union Pacific Corp. 11,140 2,455
United Airlines, Inc.(Æ) 22,402 2,107
United Parcel Service, Inc. Class B 23,115 2,229
United Rentals, Inc. 1,986 1,730
Verisk Analytics, Inc. Class A 6,110 1,337
Vontier Corp. 121,707 4,686
Waste Management, Inc. 14,696 2,936
Westinghouse Air Brake Technologies Corp. 9,304 1,902
242,229
Technology - 44.5%
Accenture PLC Class A 16,519 4,131
Adobe, Inc.(Æ)(Û) 53,998 18,376
Advanced Micro Devices, Inc.(Æ) 36,707 9,401
Airbnb, Inc. Class A(Æ) 13,725 1,737
Alphabet, Inc. Class A 359,300 101,032
Alphabet, Inc. Class C(Û) 124,596 35,114
Amkor Technology, Inc.(Ð) 8,655 279

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Appfolio, Inc. Class A(Æ)(Ð) 9,274 2,360
Apple, Inc.(Û) 748,280 202,312
Applied Materials, Inc. 37,772 8,805
Arista Networks, Inc.(Æ) 110,712 17,458
ASML Holding NV Class G 1,231 1,304
Atlassian Corp. Class A(Æ) 36,253 6,142
Autodesk, Inc.(Æ) 7,909 2,383
AvePoint, Inc.(Æ) 50,372 709
Booking Holdings, Inc. 3,003 15,248
Braze, Inc. Class A(Æ) 41,108 1,178
Broadcom, Inc.(Û) 267,412 98,843
Broadridge Financial Solutions, Inc. 7,825 1,725
Cadence Design Systems, Inc.(Æ) 9,568 3,241
Cirrus Logic, Inc.(Æ)(Ð) 31,659 4,200
Cisco Systems, Inc. 101,643 7,431
Clear Secure, Inc. Class A(Ð) 58,892 1,794
Cognizant Technology Solutions Corp.
Class A 51,333 3,741
Confluent, Inc. Class A(Æ) 41,420 968
Corteva, Inc. 31,711 1,948
Crowdstrike Holdings, Inc. Class A(Æ) 11,554 6,274
Datadog, Inc. Class A(Æ) 17,410 2,834
DigitalOcean Holdings, Inc.(Æ) 40,364 1,641
DoorDash, Inc. Class A(Æ) 17,401 4,426
Dropbox, Inc. Class A(Æ)(Ð) 263,456 7,640
Fiserv, Inc.(Æ) 24,819 1,655
Fortinet, Inc.(Æ) 49,620 4,289
Grindr, Inc.(Æ) 94,350 1,308
Hewlett Packard Enterprise Co. 92,845 2,267
IBM Corp. 18,650 5,733
Ingram Micro Holding, Corp. 11,850 272
Intel Corp.(Æ) 110,990 4,438
Intuit, Inc. 32,535 21,719
IPG Photonics Corp.(Æ)(Ð) 10,847 923
Jabil, Inc.(Ð) 34,832 7,694
KBR, Inc.(Ð)(Û) 52,152 2,234
KLA Corp. 6,633 8,018
Kulicke & Soffa Industries, Inc. 25,620 1,023
Lam Research Corp. 171,015 26,928
Lyft, Inc. Class A(Æ) 332,091 6,795
Manhattan Associates, Inc.(Æ) 33,808 6,155
Maplebear, Inc.(Æ) 62,469 2,303
Marqeta, Inc. Class A(Æ) 264,826 1,200
Match Group, Inc.(Ð) 164,180 5,310
Meta Platforms, Inc. Class A(Û) 123,090 79,805
Micron Technology, Inc. 41,624 9,314
Microsoft Corp.(Û) 406,056 210,260
Monolithic Power Systems, Inc. 4,350 4,372
Motorola Solutions, Inc. 10,616 4,318
Nutanix, Inc. Class A(Æ) 68,325 4,867
NVIDIA Corp. 1,329,223 269,154
NXP Semiconductors NV 43,321 9,059
ON Semiconductor Corp.(Æ) 170,419 8,535
Oracle Corp. 71,368 18,742
Palantir Technologies, Inc. Class A(Æ) 49,322 9,888
Palo Alto Networks, Inc.(Æ) 29,280 6,449
Pegasystems, Inc.(Ð) 96,336 6,132
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QUALCOMM, Inc.(Ð) 107,830 19,506
RingCentral, Inc. Class A(Æ)(Ð) 64,692 1,949
Roblox Corp. Class A(Æ)(Ð) 78,553 8,933
Roku, Inc.(Æ) 70,035 7,433
Roper Technologies, Inc. 9,857 4,398
Salesforce, Inc. 47,001 12,240
ServiceNow, Inc.(Æ) 25,751 23,672
Silicon Laboratories, Inc.(Æ)(Ð) 20,849 2,733
Snap, Inc. Class A(Æ)(Ð) 75,967 593
Snowflake, Inc. Class A(Æ) 38,142 10,484
Sonos, Inc.(Æ) 18,300 314
Spotify Technology SA(Æ)(Ð)(Û) 9,956 6,524
Super Micro Computer, Inc.(Æ) 52,364 2,721
Synopsys, Inc.(Æ) 4,434 2,012
TE Connectivity PLC 14,950 3,693
Teradata Corp.(Æ)(Ð) 64,190 1,338
Teradyne, Inc. 20,166 3,665
Texas Instruments, Inc. 12,620 2,038
Tyler Technologies, Inc.(Æ) 21,333 10,160
Uber Technologies, Inc.(Æ) 134,829 13,011
UiPath, Inc. Class A(Æ) 236,620 3,753
VeriSign, Inc. 31,070 7,451
Western Digital Corp. 31,630 4,751
Workday, Inc. Class A(Æ) 7,531 1,807
1,481,013
Utilities - 3.2%
American Electric Power Co., Inc. 23,182 2,788
Array Digital Infrastructure, Inc. 3,710 182
AT&T, Inc. 708,697 17,540
ConocoPhillips 91,952 8,171
Consolidated Edison, Inc. 19,745 1,923
Duke Energy Corp. 19,826 2,464
Edison International 85,920 4,758
Entergy Corp. 52,255 5,021
Eversource Energy 78,989 5,830
Exelon Corp. 83,271 3,841
FirstEnergy Corp. 88,086 4,037
NextEra Energy, Inc. 96,467 7,853
NRG Energy, Inc. 23,681 4,070
Sempra 111,932 10,291
Southern Co. (The) 87,382 8,217
T-Mobile US, Inc. 17,061 3,584
Verizon Communications, Inc. 119,618 4,754
WEC Energy Group, Inc. 18,286 2,043
Xcel Energy, Inc. 116,764 9,478
106,845
Total Common Stocks
(cost $2,042,115) 3,436,691
Short-Term Investments - 1.9%
U.S. Cash Management Fund(@) 62,437,897 (∞) 62,425
Total Short-Term Investments
(cost $62,422) 62,425

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 105.3%
(identified cost $2,104,537) 3,499,116
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (2,457) (498)
Avis Budget Group, Inc.(Æ) (11,320) (1,540)
Caesars Entertainment, Inc.(Æ) (97,062) (1,951)
Dutch Bros, Inc. Class A(Æ) (57,460) (3,191)
Hilton Grand Vacations, Inc.(Æ) (63,269) (2,623)
Hims & Hers Health, Inc.(Æ) (19,798) (900)
Joby Aviation, Inc.(Æ) (174,871) (3,032)
Lithia Motors, Inc. Class A (8,426) (2,647)
(16,382)
Consumer Staples - (0.0)%
Primo Brands Corp. Class A (42,540) (934)
Energy - (0.6)%
Core Natural Resources, Inc. (23,715) (1,873)
Diamondback Energy, Inc. (20,395) (2,920)
EQT Corp. (56,740) (3,040)
Patterson-UTI Energy, Inc. (68,087) (427)
Sunrun, Inc.(Æ) (74,880) (1,555)
Texas Pacific Land Corp. (3,236) (3,053)
Uranium Energy Corp.(Æ) (235,555) (3,564)
Viper Energy, Inc. Class A (5,273) (198)
Warrior Met Coal, Inc. (53,018) (3,597)
(20,227)
Financial Services - (0.3)%
AGNC Investment Corp.(ö) (56,523) (565)
Apollo Global Management, Inc. (1,763) (219)
Applied Digital Corp.(Æ) (17,613) (611)
Atlantic Union Bankshares Corp. (12,380) (403)
HA Sustainable Infrastructure Capital, Inc. (6,050) (168)
Old National Bancorp (32,933) (673)
Rocket Cos., Inc. Class A (169,530) (2,824)
Shift4 Payments, Inc. Class A(Æ) (32,205) (2,225)
UWM Holdings Corp. (302,357) (1,702)
(9,390)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (134,226) (2,886)
Agios Pharmaceuticals, Inc.(Æ) (42,461) (1,836)
Arrowhead Pharmaceuticals, Inc.(Æ) (32,900) (1,395)
Certara, Inc.(Æ) (120,339) (1,399)
Crinetics Pharmaceuticals, Inc.(Æ) (46,421) (2,019)
Elanco Animal Health, Inc.(Æ) (132,457) (2,934)
HealthEquity, Inc.(Æ) (17,859) (1,689)
Immunovant, Inc.(Æ) (6,840) (169)
Labcorp Holdings, Inc. (728) (185)
PROCEPT BioRobotics Corp.(Æ) (28,084) (956)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Protagonist Therapeutics, Inc.(Æ) (17,310) (1,361)
RadNet, Inc.(Æ) (48,098) (3,655)
Revolution Medicines, Inc.(Æ) (67,169) (3,952)
Surgery Partners, Inc.(Æ) (5,060) (111)
Vaxcyte, Inc.(Æ) (36,236) (1,641)
(26,188)
Materials and Processing - (0.2)%
Cleveland-Cliffs, Inc.(Æ) (108,486) (1,348)
International Paper Co. (71,624) (2,768)
Knife River Corp.(Æ) (47,551) (2,875)
(6,991)
Producer Durables - (1.2)%
AeroVironment, Inc.(Æ) (10,432) (3,859)
Bloom Energy Corp. Class A(Æ) (5,998) (793)
Casella Waste Systems, Inc. Class A(Æ) (35,041) (3,103)
CBIZ, Inc.(Æ) (52,810) (2,905)
CoreCivic, Inc.(Æ) (59,154) (1,096)
Emerson Electric Co. (21,938) (3,062)
First Advantage Corp.(Æ) (136,392) (1,723)
GEO Group, Inc. (The)(Æ) (78,988) (1,340)
JBT Marel Corp. (22,636) (2,854)
Loar Holdings, Inc.(Æ) (37,654) (2,980)
MARA Holdings, Inc.(Æ) (18,823) (344)
Mercury Systems, Inc.(Æ) (42,431) (3,285)
Mirion Technologies, Inc.(Æ) (122,142) (3,587)
NuScale Power Corp.(Æ) (72,683) (3,261)
OSI Systems, Inc.(Æ) (16,085) (4,479)
Zurn Elkay Water Solutions Corp. (37,392) (1,761)
(40,432)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (6,058) (1,552)
Amentum Holdings, Inc.(Æ) (92,587) (2,075)
Analog Devices, Inc. (15,111) (3,538)
CCC Intelligent Solutions Holdings, Inc.(Æ) (27,216) (237)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (145,401) (2,677)
Coherent Corp.(Æ) (23,593) (3,113)
Concentrix Corp. (56,289) (2,269)
Crane NXT Co. (24,280) (1,536)
EchoStar Corp. Class A(Æ) (40,578) (3,038)
Entegris, Inc. (35,584) (3,259)
Five9, Inc.(Æ) (61,955) (1,504)
Freshworks, Inc. Class A(Æ) (83,544) (927)
Impinj, Inc.(Æ) (14,647) (2,961)
IonQ, Inc.(Æ) (6,266) (391)
Lattice Semiconductor Corp.(Æ) (32,863) (2,398)
Oracle Corp. (12,767) (3,353)
Progress Software Corp.(Æ) (32,349) (1,379)
Rambus, Inc.(Æ) (24,747) (2,545)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TTM Technologies, Inc.(Æ) (59,061) (3,969)
Unity Software, Inc.(Æ) (91,196) (3,456)
(46,177)
Utilities - (0.3)%
Chord Energy Corp. (19,313) (1,752)
Dominion Energy, Inc. (22,968) (1,348)
Expand Energy Corp. (30,225) (3,123)
Northern Oil and Gas, Inc. (27,900) (617)
UGI Corp. (69,103) (2,310)
(9,150)
Total Securities Sold Short
(proceeds $146,765) (175,871)
Other Assets and Liabilities,
Net - 0.0%
1,313
Net Assets - 100.0%
3,324,558

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 180 USD 61 , 866 12/25 1,768
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,768
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 445,423 $ — $ —
$ —
$ 445,423
Consumer Staples 127,293 — —
—
127,293
Energy 105,196 — —
—
105,196
Financial Services 467,903 — —
—
467,903
Health Care 342,620 — —
—
342,620
Materials and Processing 118,169 — —
—
118,169
Producer Durables 242,229 — —
—
242,229
Technology 1,481,013 — —
—
1,481,013
Utilities 106,845 — —
—
106,845
Short-Term Investments — — — 62,425 62,425
Total Investments
3,436,691 — — 62,425 3,499,116
Securities Sold Short
*
(175,871) — — — (175,871)
Other Financial Instruments
Assets
Futures Contracts 1,768 — — — 1,768
Total Other Financial Instruments
**
$ 1,768 $ — $ — $ — $ 1,768
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 1,768
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 8,112
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 3,549
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 175,871 $ — $ 175,871
Total Financial and Derivative Liabilities
175,871 — 175,871
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 175,871 $ — $ 175,871
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 175,871 $ — $ 175,871 $ —
Total
$ 175,871 $ — $ 175,871 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,104,537
Investments, at fair value(>) ........................................................................................................................................................
3,499,116
Receivables:
Dividends and interest ...................................................................................................................................................... 1,344
Dividends from affiliated funds ....................................................................................................................................... 266
Investments sold ............................................................................................................................................................... 4,804
Fund shares sold ............................................................................................................................................................... 3,105
From broker(a) ................................................................................................................................................................. 2,232
Variation margin on futures contracts .............................................................................................................................. 1,768
Total assets ...............................................................................................................................................................
3,512,635
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 602
Investments purchased ..................................................................................................................................................... 4,715
Fund shares redeemed ...................................................................................................................................................... 4,572
Accrued fees to affiliates .................................................................................................................................................. 1,895
Other accrued expenses .................................................................................................................................................... 422
Securities sold short, at fair value(‡) ........................................................................................................................................... 175,871
Total liabilities ...........................................................................................................................................................
188,077
Net Assets ...............................................................................................................................................................
$ 3,324,558

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,618,942
Shares of beneficial interest .........................................................................................................................................................
1,777
Additional paid-in capital ............................................................................................................................................................
1,703,839
Net Assets ...............................................................................................................................................................
$ 3,324,558
(>)   Investments in affiliates, U.S. Cash Management Fund $ 62,425
(a)     Receivable from Broker for Futures $ 2,232
(‡)     Proceeds on securities sold short $ 146,765
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.66
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 19.80
Class A — Net assets ........................................................................................................................................................... $ 28,668,593
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,536,054
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.18
Class C — Net assets ........................................................................................................................................................... $ 6,896,536
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 379,423
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.69
Class M — Net assets .......................................................................................................................................................... $ 632,052,944
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 33,819,874
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.72
Class S — Net assets ............................................................................................................................................................ $ 2,461,436,804
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 131,487,007
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.69
Class Y — Net assets ........................................................................................................................................................... $ 195,503,260
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,460,180
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 42,880
Dividends from affiliated funds ....................................................................................................................................... 4,070
Interest .............................................................................................................................................................................. 244
Total investment income ..............................................................................................................................................................
47,194
Expenses
Advisory fees ................................................................................................................................................................... 17,594
Administrative fees .......................................................................................................................................................... 1,526
Custodian fees .................................................................................................................................................................. 181
Distribution fees - Class A ............................................................................................................................................... 63
Distribution fees - Class C ............................................................................................................................................... 48
Transfer agent fees - Class A ........................................................................................................................................... 50
Transfer agent fees - Class C ........................................................................................................................................... 13
Transfer agent fees - Class M .......................................................................................................................................... 1,192
Transfer agent fees - Class S ............................................................................................................................................ 4,783
Transfer agent fees - Class Y ........................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 159
Registration fees ............................................................................................................................................................... 143
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 176
Printing fees ..................................................................................................................................................................... 117
Dividends from securities sold short ................................................................................................................................ 1,447
Interest expense paid on securities sold short .................................................................................................................. 1,435
Miscellaneous .................................................................................................................................................................. 434
Expenses before reductions .............................................................................................................................................. 29,385
Expense reductions .......................................................................................................................................................... (3,774)
Net expenses ................................................................................................................................................................................
25,611
Net investment income (loss) .......................................................................................................................................................
21,583
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 343,721
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 8,112
Securities sold short ......................................................................................................................................................... (25,778)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
326,052
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 169,025
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 3,549
Securities sold short ......................................................................................................................................................... (10,522)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 162,053
Net realized and unrealized gain (loss) ........................................................................................................................................ 488,105
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 509,688

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 21,583 $ 22,815
Net realized gain (loss) ................................................................................................................ 326,052 310,171
Net change in unrealized appreciation (depreciation) ................................................................. 162,053 593,740
Net increase (decrease) in net assets from operations ....................................................................... 509,688 926,726
Distributions
To shareholders
Class A ..................................................................................................................................... (2,320) (599)
Class C ..................................................................................................................................... (643) (189)
Class M .................................................................................................................................... (59,964) (22,990)
Class S ...................................................................................................................................... (250,995) (90,937)
Class Y ..................................................................................................................................... (16,216) (6,246)
Net decrease in net assets from distributions ..................................................................................... (330,138) (120,961)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (96,315) (401,965)
Total Net Increase (Decrease) in Net Assets ...................................................................
83,235 403,800
Net Assets
Beginning of period ........................................................................................................................... 3,241,323 2,837,523
End of period ......................................................................................................................................
$ 3,324,558 $ 3,241,323

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 525 $ 8,873 346 $ 5,579
Proceeds from reinvestment of distributions 141 2,319 40 599
Payments for shares redeemed (338) (5,651) (223) (3,665)
Net increase (decrease)
328 5,541 163 2,513
Class C
Proceeds from shares sold 41 712 68 1,103
Proceeds from reinvestment of distributions 40 643 13 189
Payments for shares redeemed (76) (1,274) (74) (1,202)
Net increase (decrease)
5 81 7 90
Class M
Proceeds from shares sold 6,118 103,439 5,863 97,463
Proceeds from reinvestment of distributions 3,644 59,938 1,502 22,990
Payments for shares redeemed (11,734) (205,727) (8,762) (143,410)
Net increase (decrease)
(1,972) (42,350) (1,397) (22,957)
Class S
Proceeds from shares sold 14,881 260,962 10,328 168,257
Proceeds from reinvestment of distributions 15,218 250,662 5,936 90,793
Payments for shares redeemed (34,706) (595,936) (38,565) (619,076)
Net increase (decrease)
(4,607) (84,312) (22,301) (360,026)
Class Y
Proceeds from shares sold 2,676 41,688 1 23
Proceeds from reinvestment of distributions 985 16,216 408 6,246
Payments for shares redeemed (1,922) (33,179) (1,711) (27,854)
Net increase (decrease)
1,739 24,725 (1,302) (21,585)
Total increase (decrease)
(4,507) $ (96,315) (24,830) $ (401,965)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 69
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 17.75 13.68 13.31 17.88 12.88
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.07 .07 .09 .06 .02
$ Net Realized and Unrealized Gain (Loss) 2.63 4.58 1.12 (3.31) 5.02
$ Total from Investment Operations 2.70 4.65 1.21 (3.25) 5.04
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.10) (.07) (.09) (.06) (.04)
$ Distributions from Net Realized Gain (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.79) (.58) (.84) (1.32) (.04)
$ Net Asset Value, End of Period 18.66 17.75 13.68 13.31 17.88
% Total Return
(±)
16.65 34.67 9.67 (19.47) 39.21
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 28,669 21,457 14,309 11,144 12,928
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.18 1.24 1.39 1.26 1.25
% Expenses, Net
(Ƃ) (Δ)
1.08 1.10 1.12 1.00 .99
% Net Investment Income
(Ƃ)
.40 .43 .63 .41 .15
% Portfolio Turnover Rate 61 51 57 91 38
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 17.36 13.44 13.11 17.68 12.80
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.06) (.05) (.01) (.05) (.10)
$ Net Realized and Unrealized Gain (Loss) 2.58 4.49 1.09 (3.26) 4.99
$ Total from Investment Operations 2.52 4.44 1.08 (3.31) 4.89
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.01) (.01) — — (.01)
$ Distributions from Net Realized Gain (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.70) (.52) (.75) (1.26) (.01)
$ Net Asset Value, End of Period 18.18 17.36 13.44 13.11 17.68
% Total Return 15.84 33.69 8.80 (20.06) 38.18
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 6,896 6,499 4,938 5,302 7,142
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.93 2.00 2.14 2.01 2.00
% Expenses, Net
(Ƃ) (Δ)
1.83 1.85 1.87 1.75 1.74
% Net Investment Income
(Ƃ)
(.35) (.31) (.10) (.34) (.60)
% Portfolio Turnover Rate 61 51 57 91 38

See accompanying notes which are an integral part of the financial statements.
70 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 17.77 13.69 13.32 17.90 12.88
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.13 .13 .14 .11 .08
$ Net Realized and Unrealized Gain (Loss) 2.64 4.58 1.12 (3.31) 5.04
$ Total from Investment Operations 2.77 4.71 1.26 (3.20) 5.12
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.16) (.12) (.14) (.12) (.10)
$ Distributions from Net Realized Gain (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.85) (.63) (.89) (1.38) (.10)
$ Net Asset Value, End of Period 18.69 17.77 13.69 13.32 17.90
% Total Return 17.09 35.16 10.03 (19.20) 39.83
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 632,053 636,086 509,184 525,351 704,072
Ratio to average net assets:
– – – – –
% Expenses, Gross .93 1.00 1.14 1.01 .99
% Expenses, Net
(Ƃ) (Δ)
.73 .75 .77 .65 .64
% Net Investment Income
(Ƃ)
.75 .79 1.00 .76 .50
% Portfolio Turnover Rate 61 51 57 91 38
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 17.80 13.71 13.34 17.92 12.90
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.11 .11 .12 .10 .07
$ Net Realized and Unrealized Gain (Loss) 2.65 4.59 1.12 (3.32) 5.03
$ Total from Investment Operations 2.76 4.70 1.24 (3.22) 5.10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.15) (.10) (.12) (.10) (.08)
$ Distributions from Net Realized Gain (1.69) (.51) (.75) (1.26) —
$ Total Distributions (1.84) (.61) (.87) (1.36) (.08)
$ Net Asset Value, End of Period 18.72 17.80 13.71 13.34 17.92
% Total Return 16.94 35.05 9.90 (19.27) 39.62
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,461,437 2,422,271 2,171,846 2,526,335 3,565,540
Ratio to average net assets:
– – – – –
% Expenses, Gross .93 1.00 1.14 1.01 .99
% Expenses, Net
(Ƃ) (Δ)
.83 .85 .87 .75 .74
% Net Investment Income
(Ƃ)
.65 .70 .90 .66 .40
% Portfolio Turnover Rate 61 51 57 91 38

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 71
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23
(ƶ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 17. 77 13. 69 1 4 . 52
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.14 .14 .01
$ Net Realized and Unrealized Gain (Loss) 2.65 4.58 (.81)
$ Total from Investment Operations 2.79 4.72 (.80)
Less distributions:
– – –
$ Distributions from Net Investment Income (.18) (.13) (.03)
$ Distributions from Net Realized Gain (1.69) (.51) —
$ Total Distributions (1.87) (.64) (.03)
$ Net Asset Value, End of Period 18.69 17.77 13.69
% Total Return
(ǿ)
17.18 35.26 (5.50)
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 195,503 155,010 137,246
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.73 .80 .94
% Expenses, Net
(Ƃ) (Δ)(ɯ)
.65 .67 .69
% Net Investment Income
(Ƃ) (ɯ)
.82 .87 .59
% Portfolio Turnover Rate
(ǿ)
61 51 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
72 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 1,317,837
Administrative fees 133,037
Distribution fees 10,337
Shareholder servicing fees 1,465
Transfer agent fees 422,277
Trustees' fees 10,280
$ 1,895,233
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 109,156 $ 710,695 $ 757,425 $ (2) $ 1 $ 62,425 $ 4,070 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,000,826,055 $ 1,449,189,959 $ (126,860,361) $ 1,322,329,598
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 20,246, 1 08 $ 276 , 365 , 616 $ 1,322,329,785 $ — $ 1,6 18 , 941 , 5 0 9
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 47,516,270 $ 282,621,319 $ — $ 54,208,086 $ 66,752,693 $ —

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 73
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (33,639)
Additional paid-in capital
33,639
Federal Income Taxes, continued

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.8%
Consumer Discretionary - 12.1%
Abercrombie & Fitch Co. Class A(Æ) 3,259 236
Academy Sports & Outdoors, Inc. 11,604 556
Accel Entertainment, Inc.(Æ) 3,835 39
Adtalem Global Education, Inc.(Æ) 2,463 241
Advance Auto Parts, Inc. 5,902 278
Advanced Energy Industries, Inc. 2,122 430
AerSale Corp.(Æ) 38,419 285
AMC Networks, Inc. Class A(Æ) 4,607 35
Amer Sports, Inc.(Æ)(Û) 19,351 604
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 40,931 254
American Eagle Outfitters, Inc. 173,374 2,897
American Outdoor Brands, Inc.(Æ) 651 4
American Public Education, Inc.(Æ) 9,751 327
America's Car-Mart, Inc.(Æ) 4,688 104
Asbury Automotive Group, Inc.(Æ) 1,714 402
Atkore , Inc. 6,211 430
Axon Enterprise, Inc.(Æ) 455 333
Bath & Body Works, Inc. 11,504 282
Best Buy Co., Inc.(Û) 1,636 134
Beyond, Inc.(Æ) 9,409 73
Birkenstock Holding PLC(Æ) 11,767 470
Blade Air Mobility, Inc.(Æ) 89,931 452
BlueLinx Holdings, Inc.(Æ) 1,371 90
Boot Barn Holdings, Inc.(Æ) 16,832 3,192
BorgWarner, Inc. 16,903 726
Brilliant Earth Group, Inc. Class A 130,335 314
Brinker International, Inc.(Æ) 3,269 355
Brunswick Corp. 32,218 2,130
Buckle, Inc. (The) 7,219 396
Cadre Holdings, Inc. 37,064 1,574
Cava Group, Inc.(Æ)(Ð) 3,295 177
Cavco Industries, Inc.(Æ) 643 341
Celestica, Inc.(Æ) 732 252
Central Garden & Pet Co. Class A(Æ)(Û) 1,800 50
Century Communities, Inc. 17,516 1,040
Chegg , Inc.(Æ) 9,281 10
Citi Trends, Inc.(Æ) 1,515 54
Clarus Corp. 405,086 1,353
Clear Channel Outdoor Holdings, Inc.(Æ)
(Ð) 11,100 20
Cooper-Standard Holdings, Inc.(Æ) 2,771 84
Coty, Inc. Class A(Æ)(Ð) 53,893 214
CuriosityStream , Inc. 57,753 251
Dana, Inc. 21,156 429
Dave & Buster's Entertainment, Inc.(Æ) 3,096 45
Denny's Corp.(Æ) 131,486 514
Designer Brands, Inc. Class A 13,492 50
Dillard's, Inc. Class A(Ð)(Û) 503 302
Douglas Dynamics, Inc. 54,849 1,658
Driven Brands Holdings, Inc.(Æ) 39,770 571
Enovix Corp.(Æ)(Ð) 9,073 109
Ethan Allen Interiors, Inc. 13,213 319
EW Scripps Co. (The) Class A(Æ) 62,322 151
FIGS, Inc. Class A(Æ) 36,876 275
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FirstCash Holdings, Inc. 5,088 806
Five Below, Inc.(Æ)(Ð)(Û) 10,754 1,691
Forestar Group, Inc.(Æ) 3,975 103
Funko , Inc. Class A(Æ)(Ð) 12,678 40
Genesco, Inc.(Æ) 2,894 84
Genius Sports, Ltd.(Æ) 83,190 937
Gentherm , Inc.(Æ) 8,516 313
G-III Apparel Group, Ltd.(Æ) 5,520 148
Gildan Activewear , Inc. Class A 4,589 267
Golden Entertainment, Inc. 49,719 1,004
GoPro, Inc. Class A(Æ) 19,859 39
Gray Television, Inc.(Ð) 78,441 358
Green Brick Partners, Inc.(Æ) 23,109 1,496
Group 1 Automotive, Inc. 1,014 403
Haverty Furniture Cos., Inc. 46,967 1,024
HealthStream , Inc. 1,191 29
Hillenbrand, Inc. 21,005 664
IAC, Inc.(Æ) 8,756 282
International Game Technology PLC 32,869 548
iRobot Corp.(Æ) 12,608 40
Johnson Outdoors, Inc. Class A 31,120 1,268
Karman Holdings Inc.(Æ) 9,519 802
KB Home 13,072 816
Kura Sushi USA, Inc. Class A(Æ) 30,707 1,748
Lands' End, Inc.(Æ) 2,913 46
Lear Corp.(Ð) 8,769 918
Legacy Education, Inc.(Æ) 35,973 325
Leonardo DRS, Inc. 12,539 458
Leslie's, Inc.(Æ)(Ð) 1,123 4
LGI Homes, Inc.(Æ) 6,585 269
Life Time Group Holdings, Inc.(Æ) 15,581 385
Lincoln Educational Services Corp.(Æ) 9,230 179
Madison Square Garden Entertainment
Corp.(Æ) 7,892 349
Magnite , Inc.(Æ) 10,061 180
Marine Products Corp. 85,821 725
Marriott Vacations Worldwide Corp. 9,781 645
MasterCraft Boat Holdings, Inc.(Æ) 2,923 59
Matthews International Corp. Class A 28,556 669
Monro Muffler Brake, Inc. 16,250 238
Motorcar Parts of America, Inc.(Æ) 29,792 508
Movado Group, Inc.(Ð) 75,989 1,384
Neonode Inc.(Æ) 3,226 10
Newell Brands, Inc. 281,969 959
Nu Skin Enterprises, Inc. Class A 31,962 343
OneSpaWorld Holdings, Ltd. 95,560 2,224
OptimizeRx Corp.(Æ) 35,612 730
Papa John's International, Inc. 60,889 3,094
Patrick Industries, Inc. 5,189 542
Peloton Interactive, Inc. Class A(Æ)(Ð) 34,566 251
QuinStreet , Inc.(Æ) 51,143 756
Reservoir Media, Inc.(Æ) 136,649 1,039
REV Group, Inc. 13,184 676
Rocky Brands, Inc. 38,263 1,079
Rush Street Interactive, Inc.(Æ)(Û) 78,353 1,329
Sally Beauty Holdings, Inc.(Æ) 35,846 542
Scholastic Corp. 5,190 149

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Shake Shack, Inc. Class A(Æ) 3,868 373
SharkNinja , Inc.(Æ)(Ð) 6,213 531
Shoe Carnival, Inc.(Ð) 4,311 79
Signet Jewelers, Ltd. 5,081 502
Sonic Automotive, Inc. Class A(Ð) 4,856 309
Sportradar Holding AG Class A(Æ) 5,940 152
Stitch Fix, Inc. Class A(Æ) 32,840 138
Stride, Inc.(Æ) 1,741 118
Sturm Ruger & Co., Inc. 26,888 1,140
Super Group SGHC, Ltd. 64,978 702
Superior Group of Cos., Inc. 622 6
TEGNA, Inc. 30,013 590
Texas Roadhouse, Inc. Class A 6,281 1,027
Thor Industries, Inc. 8,372 874
Toll Brothers, Inc.(Û) 8,639 1,166
Topgolf Callaway Brands Corp.(Æ)(Ð) 25,824 243
Tri Pointe Homes, Inc.(Æ) 5,531 176
Udemy , Inc.(Æ) 24,443 139
Under Armour , Inc. Class A(Æ) 50,852 234
Upbound Group, Inc. Class A 15,716 305
Urban Outfitters, Inc.(Æ) 7,023 454
VF Corp. 39,299 552
Visteon Corp. 3,407 365
Wabash National Corp. 13,684 110
Wayfair, Inc. Class A(Æ)(Ð) 9,165 949
Wingstop , Inc.(Ð) 5,238 1,135
Winmark Corp. 863 348
Winnebago Industries, Inc. 29,073 1,096
Wyndham Hotels & Resorts, Inc. 2,364 174
Zumiez , Inc.(Æ) 4,245 92
75,965
Consumer Staples - 2.4%
Andersons, Inc. (The) 12,281 569
Arko Corp. 11,323 50
Beauty Health Co. (The)(Æ) 16,833 24
BellRing Brands, Inc.(Æ) 3,306 100
Calavo Growers, Inc. 25,584 568
Cal-Maine Foods, Inc. 8,882 780
Celsius Holdings, Inc.(Æ) 13,014 784
Dole PLC 9,415 120
elf Beauty, Inc.(Æ) 1,224 150
Fresh Del Monte Produce, Inc. 7,591 268
Grocery Outlet Holding Corp.(Æ) 28,692 391
Helen of Troy, Ltd.(Æ)(Ð) 8,270 154
Herbalife, Ltd.(Æ)(Û) 19,052 152
Ingles Markets, Inc. Class A 3,594 248
Lifevantage Corp. 984 8
National Beverage Corp.(Æ)(Ð) 3,505 120
National Vision Holdings, Inc.(Æ) 40,422 1,041
Nomad Foods, Ltd. 24,603 278
Olaplex Holdings, Inc.(Æ) 132,069 137
Pilgrim's Pride Corp.(Ð)(Û) 18,492 705
Quanex Building Products Corp. 147,208 2,092
Smithfield Foods, Inc.(Û) 14,460 320
Sprouts Farmers Market, Inc.(Æ) 1,602 127
United Natural Foods, Inc.(Æ) 14,371 541
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Corp. 5,528 280
USANA Health Sciences, Inc.(Æ) 2,051 43
Vita Coco Co., Inc. (The)(Æ) 36,868 1,518
Vital Farms, Inc.(Æ)(Ð) 52,051 1,710
Warby Parker, Inc. Class A(Æ) 75,501 1,479
14,757
Energy - 5.0%
Antero Resources Corp.(Æ) 10,287 318
Atlas Energy Solutions, Inc. 22,139 274
CVR Energy, Inc. 11,924 424
Delek US Holdings, Inc. 14,494 547
DNOW, Inc.(Æ) 31,548 464
Expro Group Holdings NV(Æ) 23,114 314
Fluence Energy, Inc.(Æ) 15,110 317
Forum Energy Technologies, Inc.(Æ) 780 21
Green Plains, Inc.(Æ) 15,337 158
Hallador Energy Co.(Æ) 14,185 307
Helmerich & Payne, Inc. 11,122 292
HF Sinclair Corp.(Ð) 13,751 710
Innovex International, Inc.(Æ) 19,932 400
Kodiak Gas Services, Inc. 21,100 778
Liberty Energy, Inc. Class A 18,106 328
Matrix Service Co.(Æ) 91,139 1,369
National Energy S
ervicees
Reunited Corp.
(Æ) 122,744 1,549
Natural Gas Services Group, Inc. 23,904 665
Noble Corp. PLC 23,972 704
NPK International, Inc.(Æ) 203,768 2,506
Oceaneering International, Inc.(Æ) 49,145 1,145
Oil States International, Inc.(Æ) 46,992 281
Ormat Technologies, Inc. 4,983 530
Par Pacific Holdings, Inc.(Æ) 7,617 305
Patterson-UTI Energy, Inc. 210,014 1,317
PBF Energy, Inc. Class A 9,945 340
Ranger Energy Services, Inc. Class A 984 13
RPC, Inc. 56,536 294
Select Water Solutions, Inc. Class A 348,639 4,030
SM Energy Co. 12,662 264
SolarEdge Technologies, Inc.(Æ)(Ð) 1,678 59
Solaris Energy Infrastructure, Inc. Class A 51,140 2,722
TechnipFMC PLC(Û) 36,640 1,515
TETRA Technologies, Inc.(Æ) 274,684 1,939
United States Antimony Corp.(Æ) 53,428 431
Viper Energy, Inc. Class A 6,162 231
W&T Offshore, Inc. 429,528 902
Warrior Met Coal, Inc. 8,348 566
WaterBridge Infrastructure LLC Class A(Æ) 40,557 973
Weatherford International PLC 10,497 774
World Kinect Corp.(Ð) 14,527 376
31,452
Financial Services - 20.9%
1st Source Corp. 4,029 239
Acadian Asset Management Inc 5,252 253
Ally Financial, Inc. 29,321 1,143
Alpine Income Property Trust, Inc.(ö) 44,048 647

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ambac Financial Group, Inc.(Æ) 15,751 129
American Assets Trust, Inc.(ö) 15,714 300
American Integrity Insurance Group, Inc.
(Æ) 34,978 833
Ameris Bancorp 7,033 504
Arbor Realty Trust, Inc.(ö) 36,954 373
Artisan Partners Asset Management, Inc.
Class A 1,804 79
Axos Financial, Inc.(Æ) 7,828 610
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 10,389 230
Banc of California, Inc. 38,805 658
Bancorp, Inc. (The)(Æ) 8,657 566
Bank of Hawaii Corp. 3,281 213
Bank of NT Butterfield & Son, Ltd. (The) 12,630 584
Bank OZK 9,652 434
BankUnited , Inc. 19,307 774
Banner Corp. 14,390 869
BGC Group, Inc. Class A 93,697 856
Blackstone Mortgage Trust, Inc. Class A(ö) 32,588 602
BOK Financial Corp.(Ð) 3,546 371
Bowhead Specialty Holdings, Inc.(Æ) 24,989 599
Bread Financial Holdings, Inc. 18,881 1,183
Brighthouse Financial, Inc.(Æ)(Ð) 8,576 489
Brixmor Property Group, Inc.(ö) 31,546 825
Broadstone Net Lease, Inc.(ö) 57,501 1,030
Business First Bancshares, Inc. 70,003 1,716
Cadence Bank 25,962 980
Camden Property Trust(Ð)(ö)(Û) 10,113 1,006
Capital Bancorp, Inc. 34,361 955
Capital City Bank Group, Inc. 22,101 860
Cathay General Bancorp 8,862 403
Centerspace (ö) 11,884 704
Central Pacific Financial Corp. 25,090 715
Chatham Lodging Trust(ö) 3,555 23
City Holding Co. 2,462 290
CNA Financial Corp.(Û) 4,057 181
CNO Financial Group, Inc. 28,466 1,139
Coastal Financial Corp.(Æ) 14,076 1,499
Community Bank System, Inc. 15,323 850
Community Healthcare Trust, Inc.(ö) 103,997 1,525
Compass, Inc. Class A(Æ) 81,951 632
COPT Defense Properties(ö) 14,009 395
Core Scientific Inc.(Æ) 6,213 134
Corebridge Financial, Inc.(Ð) 32,427 1,056
CTO Realty Growth, Inc.(ö) 44,029 734
Cullen/Frost Bankers, Inc.(Ð) 10,491 1,292
Cushman & Wakefield PLC(Æ) 34,702 545
Dave, Inc.(Æ) 7,108 1,701
DiamondRock Hospitality Co.(ö) 60,959 477
Dime Community Bancshares, Inc. 27,912 733
Donegal Group, Inc. Class A 507 9
Douglas Elliman , Inc.(Æ) 65,852 163
Eastern Bankshares , Inc. 19,926 349
Employers Holdings, Inc. 385 15
Enact Holdings, Inc. 10,094 361
Encore Capital Group, Inc.(Æ) 9,965 414
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enova International, Inc.(Æ) 5,141 615
Enterprise Financial Services Corp. 20,303 1,063
Esquire Financial Holdings, Inc. 5,662 531
eXp World Holdings, Inc.(Ð) 22,100 226
EZCORP, Inc. Class A(Æ) 9,275 169
Farmers & Merchants Bancorp, Inc. 5,568 133
FB Financial Corp. 20,002 1,080
Federal Agricultural Mortgage Corp. Class
C 4,453 706
Fidelis Insurance Holdings, Ltd. 12,535 225
Financial Institutions, Inc. 11,058 314
First American Financial Corp. 11,996 750
First BanCorp 47,147 1,143
First Busey Corp. 16,261 364
First Commonwealth Financial Corp. 18,527 283
First Internet Bancorp 1,620 29
First Interstate BancSystem , Inc. Class A 9,169 287
First Merchants Corp. 9,683 344
First Mid Bancshares, Inc. 30,143 1,077
Five Star Bancorp 33,000 1,172
Flagstar Bank NA 41,380 473
Fulton Financial Corp. 19,770 343
Genworth Financial, Inc. Class A(Æ) 86,268 728
German American Bancorp, Inc. 49,211 1,897
Getty Realty Corp.(ö) 25,760 707
Glacier Bancorp, Inc. 32,467 1,326
Globe Life, Inc.(Û) 4,004 527
Goosehead Insurance, Inc. Class A(Ð) 4,536 311
Grid Dynamics Holdings, Inc.(Æ)(Ð) 11,823 110
Hamilton Insurance Group, Ltd. Class B(Æ) 15,629 370
Hancock Holding Co. 6,962 398
Hanover Insurance Group, Inc. (The) 6,385 1,091
HCI Group, Inc. 1,401 286
Heritage Financial Corp. 44,015 977
Heritage Insurance Holdings, Inc.(Æ) 8,051 190
Hilltop Holdings, Inc. 4,445 144
Hippo Holdings, Inc.(Æ)(Ð) 2,958 109
Home BancShares , Inc. 11,130 297
Horace Mann Educators Corp. 2,069 92
Horizon Bancorp, Inc. 111,794 1,744
Independence Realty Trust, Inc.(ö) 24,789 395
Independent Bank Corp. 47,519 2,379
International Bancshares Corp. 6,750 448
InvenTrust Properties Corp.(ö) 45,466 1,246
Jackson Financial, Inc. Class A 8,388 846
James River Group Holdings, Ltd. 7,911 40
John Wiley & Sons, Inc. Class A 7,662 282
Jones Lang LaSalle, Inc.(Æ) 2,896 884
Kearny Financial Corp. 4,022 26
Kemper Corp. 7,553 340
Kingstone Cos., Inc. 14,802 216
Kite Realty Group Trust(ö) 24,909 551
Lazard, Inc. 21,690 1,058
Legacy Housing Corp.(Æ) 36,391 817
Legalzoom.com, Inc.(Æ) 12,644 126
LendingClub Corp.(Æ) 28,580 497
LendingTree , Inc.(Æ) 3,838 246

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Live Oak Bancshares, Inc. 11,996 374
LiveRamp Holdings, Inc.(Æ) 17,458 477
Macerich Co. (The)(ö) 20,566 353
Marcus & Millichap, Inc. 55,617 1,625
McGrath RentCorp 5,239 563
Mercury General Corp. 8,505 657
Metropolitan Bank Holding Corp. 26,000 1,723
Mid Penn Bancorp, Inc. 41,016 1,167
Moelis & Co. Class A 5,198 329
National Bank Holdings Corp. Class A 70,213 2,504
NBT Bancorp, Inc. 27,171 1,100
Nelnet, Inc. Class A 874 113
NerdWallet , Inc. Class A(Æ) 8,974 105
NETSTREIT Corp.(ö) 140,362 2,614
New York Mortgage Trust, Inc.(ö) 46,159 308
Newmark Group, Inc. Class A 42,881 765
NexPoint Residential Trust, Inc.(ö) 3,123 96
NMI Holdings, Inc. Class A(Æ) 10,363 377
NNN REIT, Inc.(ö) 17,262 698
Northeast Bank 13,855 1,195
Northpointe Bancshares, Inc. 57,281 908
Northwest Bancshares, Inc. 18,056 211
OceanFirst Financial Corp. 36,267 659
OFG Bancorp 16,349 632
OppFi , Inc. 20,567 201
Origin Bancorp, Inc. 18,231 632
OUTFRONT Media, Inc.(ö) 27,857 493
Pagseguro Digital, Ltd. Class A(Ð) 39,431 378
Paysign , Inc.(Æ) 12,356 64
Peapack -Gladstone Financial Corp. 19,224 486
PennyMac Financial Services, Inc. 4,170 525
Perella Weinberg Partners(Ð) 109,710 2,049
Phillips Edison & Co., Inc.(ö) 2,433 82
Piedmont Office Realty Trust, Inc. Class
A(Ð)(ö) 13,487 109
Piper Sandler Cos. 1,545 493
Popular, Inc. 11,948 1,332
PotlatchDeltic Corp.(ö) 47,764 1,911
PRA Group, Inc.(Æ) 6,853 94
Preferred Bank 4,212 380
Primerica, Inc. 1,850 481
Progyny , Inc.(Æ)(Ð) 1,204 22
Prosperity Bancshares, Inc. 16,459 1,083
Provident Financial Services, Inc. 11,268 206
Radian Group, Inc. 11,288 383
RE/MAX Holdings, Inc. Class A(Æ) 1,000 8
Real Brokerage, Inc. (The)(Æ)(Ð) 32,191 120
Regional Management Corp. 354 14
Reinsurance Group of America, Inc. Class A 6,102 1,113
Renasant Corp. 14,261 480
RLI Corp. 2,043 120
RLJ Lodging Trust(ö) 57,011 388
RMR Group, Inc. (The) Class A 13,730 212
Root, Inc. Class A(Æ) 3,878 312
Ryman Hospitality Properties, Inc.(ö) 4,417 384
S&T Bancorp, Inc. 8,740 320
Seacoast Banking Corp. of Florida 56,056 1,698
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Selective Insurance Group, Inc. 4,669 352
ServisFirst Bancshares, Inc. 14,483 1,018
SiriusPoint , Ltd.(Æ) 28,786 524
Skyward Specialty Insurance Group, Inc.
(Æ)(Ð) 7,260 331
SL Green Realty Corp.(ö) 8,416 432
SLM Corp.(Ð) 54,551 1,465
SmartFinancial , Inc. 31,323 1,095
South Plains Financial, Inc. 30,210 1,103
Stewart Information Services Corp. 7,923 541
Stock Yards Bancorp, Inc. 21,792 1,417
StoneX Group, Inc.(Æ) 7,187 661
Summit Hotel Properties, Inc.(ö) 57,373 295
TeraWulf , Inc.(Æ) 38,160 591
Texas Capital Bancshares, Inc.(Æ) 4,485 376
Third Coast Bancshares, Inc.(Æ) 566 21
Tiptree, Inc. Class A 36,271 642
Towne Bank 40,786 1,326
Transcontinental Realty Investors, Inc.(Æ) 4,259 191
TriCo Bancshares 20,595 911
Triumph Financial, Inc.(Æ) 28,906 1,574
TWFG, Inc.(Æ) 1,749 43
UL Solutions, Inc. Class A 15,650 1,219
UMB Financial Corp. 3,972 425
UMH Properties, Inc.(ö) 105,437 1,533
United Community Banks, Inc. 12,721 371
United Fire Group, Inc. 11,221 339
Universal Insurance Holdings, Inc. 4,081 126
Univest Financial Corp. 6,584 193
Unum Group(Ð) 13,711 1,007
Upstart Holdings, Inc.(Æ) 1,143 54
Valley National Bancorp 38,813 422
Vestis Corp. 33,396 175
Walker & Dunlop, Inc. 12,621 1,009
Webster Financial Corp. 14,604 833
WesBanco , Inc. 36,308 1,093
Whitestone REIT Class B(ö) 937 12
Xenia Hotels & Resorts, Inc.(ö) 15,195 187
Zions Bancorp NA(Û) 15,258 795
131,105
Health Care - 17.7%
10X Genomics, Inc. Class A(Æ) 39,342 537
Abivax SA - ADR(Æ) 11,453 1,173
Acadia Healthcare Co., Inc.(Æ) 9,698 208
Acadia Pharmaceuticals, Inc.(Æ) 2,080 47
AdaptHealth Corp.(Æ) 40,744 366
Adaptive Biotechnologies Corp.(Æ) 39,729 690
ADMA Biologics, Inc.(Æ) 226,840 3,511
agilon health, Inc.(Æ)(Ð) 53,695 43
Akebia Therapeutics, Inc.(Æ) 43,920 97
Akero Therapeutics, Inc.(Æ) 1,939 105
Aldeyra Therapeutics, Inc.(Æ)(Ð) 17,797 90
Alector , Inc.(Æ) 13,065 19
Align Technology, Inc.(Æ)(Û) 1,346 186
Alkermes PLC(Æ) 11,100 341
Amylyx Pharmaceuticals, Inc.(Æ) 11,527 161

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AnaptysBio , Inc.(Æ) 6,340 232
ANI Pharmaceuticals, Inc.(Æ) 25,006 2,266
Annexon , Inc.(Æ)(Ð) 1,700 5
Apogee Therapeutics, Inc.(Æ) 6,443 365
Arcellx , Inc.(Æ) 15,710 1,418
Arcturus Therapeutics Holdings, Inc.(Æ) 2,887 29
Arcus Biosciences, Inc.(Æ) 15,027 296
Arrowhead Pharmaceuticals, Inc.(Æ) 7,857 333
Artivion , Inc.(Æ) 3,412 155
Arvinas , Inc.(Æ)(Ð) 984 10
Ascendis Pharma A/S - ADR(Æ) 5,361 1,081
Astrana Health, Inc.(Æ) 5,940 185
Aurinia Pharmaceuticals, Inc.(Æ) 19,892 262
Avanos Medical, Inc.(Æ) 25,399 282
Aveanna Healthcare Holdings, Inc.(Æ) 48,158 436
Avidity Biosciences, Inc.(Æ) 31,608 2,208
Axogen , Inc.(Æ) 6,308 140
Axsome Therapeutics, Inc.(Æ) 3,185 430
Beam Therapeutics, Inc.(Æ)(Ð) 7,455 186
Beta Bionics, Inc.(Æ) 10,205 278
Bicara Therapeutics, Inc.(Æ) 6,550 106
BioCryst Pharmaceuticals, Inc.(Æ) 32,140 235
BioLife Solutions, Inc.(Æ) 59,505 1,658
BridgeBio Pharma, Inc.(Æ) 52,740 3,304
CareDx , Inc.(Æ)(Ð) 75,874 1,138
Caribou Biosciences, Inc.(Æ) 1,658 4
Carlsmed , Inc.(Æ) 46,789 603
Celcuity , Inc.(Æ) 10,599 818
Centessa Pharmaceuticals PLC - ADR(Æ) 24,549 611
Chemed Corp. 1,454 627
Cidara Therapeutics, Inc.(Æ) 16,758 1,831
Cogent Biosciences, Inc.(Æ) 38,163 622
CONMED Corp. 7,307 321
Corcept Therapeutics, Inc.(Æ) 2,604 191
Crinetics Pharmaceuticals, Inc.(Æ) 22,539 980
CRISPR Therapeutics AG(Æ) 11,361 727
Cytek Biosciences, Inc.(Æ) 59,695 233
Cytokinetics, Inc.(Æ) 17,780 1,131
Day One Biopharmaceuticals, Inc.(Æ) 8,300 62
Definitive Healthcare Corp.(Æ) 9,500 26
Dentsply Sirona, Inc.(Ð)(Û) 35,767 451
Editas Medicine, Inc.(Æ) 15,600 48
Enanta Pharmaceuticals, Inc.(Æ) 3,878 42
Enhabit , Inc.(Æ) 36,724 299
Enovis Corp. Class W(Æ) 24,256 758
Ensign Group, Inc. (The) 2,882 519
Entrada Therapeutics, Inc.(Æ) 616 4
ETON Pharmaceuticals, Inc.(Æ) 13,983 252
Exagen , Inc.(Æ) 34,925 408
Exelixis , Inc.(Æ)(Û) 30,615 1,184
Fulgent Genetics, Inc.(Æ) 14,195 319
GeneDx Holdings Corp.(Æ) 8,957 1,226
Ginkgo Bioworks Holdings, Inc.(Æ) 5,000 65
Glaukos Corp.(Æ) 3,818 336
GoodRx Holdings, Inc. Class A(Æ) 18,467 62
Gossamer Bio, Inc.(Æ) 121,221 297
GRAIL, Inc.(Æ) 1,642 151
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guardant Health, Inc.(Æ) 28,205 2,624
Guardian Pharmacy Services, Inc. Class
A(Æ) 24,969 700
Haemonetics Corp.(Æ) 4,016 201
Halozyme Therapeutics, Inc.(Æ)(Û) 22,222 1,449
Harrow Health, Inc.(Æ) 2,775 105
HealthEquity , Inc.(Æ) 14,829 1,403
Humacyte , Inc.(Æ) 32,417 54
Indivior PLC(Æ) 24,554 721
Inhibrx Biosciences, Inc.(Æ) 1,257 103
Innoviva , Inc.(Æ) 63,844 1,162
Inogen , Inc.(Æ) 2,584 21
Insmed , Inc.(Æ) 10,467 1,985
Insulet Corp.(Æ) 1,867 584
iRadimed Corp. 28,896 2,219
iRhythm Technologies, Inc.(Æ) 9,018 1,689
Ironwood Pharmaceuticals, Inc. Class A(Æ) 27,622 53
Joint Corp. (The)(Æ) 31,670 250
Keros Therapeutics, Inc.(Æ) 14,004 213
Kodiak Sciences, Inc.(Æ)(Ð) 3,535 64
KORU Medical Systems, Inc.(Æ) 30,705 122
Krystal Biotech, Inc.(Æ) 5,643 1,115
Kura Oncology, Inc.(Æ) 20,956 215
Kymera Therapeutics, Inc.(Æ) 5,018 310
Lantheus Holdings, Inc.(Æ)(Ð) 7,539 435
LeMaitre Vascular, Inc. 30,674 2,657
LENZ Therapeutics, Inc.(Æ) 14,677 436
LifeStance Health Group, Inc.(Æ) 23,582 116
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 26,351 5,041
Madrigal Pharmaceuticals, Inc.(Æ) 6,256 2,621
MannKind Corp.(Æ) 67,525 377
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 20,711 65
MDxHealth SA(Æ) 11,845 58
Medpace Holdings, Inc.(Æ) 1,856 1,086
Merit Medical Systems, Inc.(Æ) 11,494 1,006
Mineralys Therapeutics, Inc.(Æ) 15,754 644
Mirum Pharmaceuticals, Inc.(Æ) 24,993 1,816
Multiplan Corp.(Æ) 1,557 101
Myriad Genetics, Inc.(Æ) 35,113 282
Natera , Inc.(Æ) 3,798 756
National HealthCare Corp. 3,864 461
Nektar Therapeutics(Æ) 3,012 196
Neurocrine Biosciences, Inc.(Æ) 3,680 527
Newamsterdam Pharma Co. NV(Æ) 6,682 254
Novavax , Inc.(Æ)(Ð) 7,034 59
Novocure , Ltd.(Æ)(Û) 12,204 156
Nurix Therapeutics, Inc.(Æ) 12,991 168
Nuvalent , Inc. Class A(Æ) 13,638 1,355
Ocular Therapeutix , Inc.(Æ)(Ð) 23,119 270
Option Care Health, Inc.(Æ) 9,985 260
OraSure Technologies, Inc.(Æ)(Ð) 9,735 27
ORIC Pharmaceuticals, Inc.(Æ) 31,251 411
Orthofix Medical, Inc.(Æ) 51,495 795
Oscar Health, Inc. Class A(Æ)(Ð) 26,074 469
Owlet, Inc.(Æ) 22,361 208
Pacira BioSciences , Inc.(Æ) 13,196 282

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pediatrix Medical Group, Inc.(Æ) 30,067 510
Pennant Group, Inc. (The)(Æ) 62,334 1,541
Perrigo Co. PLC 51,198 1,062
Phibro Animal Health Corp. Class A(Ð) 61,724 2,596
Phreesia , Inc.(Æ) 17,166 389
Praxis Precision Medicines, Inc.(Æ) 1,727 343
Prestige Brands Holdings, Inc.(Æ) 4,940 299
Prime Medicine, Inc.(Æ) 13,602 67
Prothena Corp. PLC(Æ) 17,727 191
PTC Therapeutics, Inc.(Æ) 37,716 2,576
Quipt Home Medical Corp.(Æ) 171,098 419
Repligen Corp.(Æ) 6,047 901
Revolution Medicines, Inc.(Æ) 15,486 911
Rhythm Pharmaceuticals, Inc.(Æ) 22,525 2,562
Rigel Pharmaceuticals, Inc.(Æ) 13,319 421
Sangamo Therapeutics, Inc.(Æ) 1,093 1
Sarepta Therapeutics, Inc.(Æ)(Ð) 13,761 330
Select Medical Holdings Corp. 31,567 437
SI-BONE, Inc.(Æ) 9,783 145
SIGA Technologies, Inc. 5,586 46
Soleno Therapeutics, Inc.(Æ) 14,196 953
Stevanato Group SpA 48,265 1,217
Supernus Pharmaceuticals, Inc.(Æ) 8,702 480
Tandem Diabetes Care, Inc.(Æ) 23,588 330
Tarsus Pharmaceuticals, Inc.(Æ) 25,072 1,725
Teleflex, Inc. 9,488 1,181
Terns Pharmaceuticals, Inc.(Æ)(Ð) 2,912 24
TG Therapeutics, Inc.(Æ) 16,478 573
Theravance Biopharma, Inc.(Æ) 1,000 15
Travere Therapeutics, Inc.(Æ) 30,408 1,069
Trevi Therapeutics, Inc.(Æ) 19,296 225
Twist Bioscience Corp.(Æ)(Ð) 12,364 407
Tyra Biosciences, Inc.(Æ) 2,954 47
UFP Technologies, Inc.(Æ) 7,542 1,453
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 19,036 659
uniQure NV(Æ) 22,755 1,540
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 3,400 15
Varex Imaging Corp.(Æ) 9,221 108
Vera Therapeutics, Inc.(Æ) 20,086 572
Viemed Healthcare, Inc.(Æ) 61,882 400
Vir Biotechnology, Inc.(Æ)(Ð) 6,318 38
Viridian Therapeutics, Inc.(Æ) 20,410 482
Xenon Pharmaceuticals, Inc.(Æ) 10,394 436
Xeris Biopharma Holdings, Inc.(Æ) 31,531 306
110,579
Materials and Processing - 8.0%
AAON, Inc. 15,950 1,569
Acuity, Inc. 3,469 1,266
AdvanSix , Inc. 69,241 1,287
Alcoa Corp. 10,501 386
Algoma Steel Group, Inc. 83,028 346
A-Mark Precious Metals, Inc. 4,702 125
American Vanguard Corp.(Æ) 4,392 20
Apogee Enterprises, Inc. 35,410 1,296
Ardagh Metal Packaging SA 32,892 117
Ashland, Inc. 7,917 387
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avient Corp. 27,301 876
Belden, Inc. 4,888 596
BrightView Holdings, Inc. 56,543 697
Capstone Copper Corp.(Æ) 60,063 536
Carpenter Technology Corp. 2,454 775
Celanese Corp. Class A 17,574 676
Century Aluminum Co.(Æ) 28,229 836
Clearwater Paper Corp.(Æ) 4,451 79
Codexis , Inc.(Æ) 11,623 28
Commercial Metals Co. 19,419 1,153
Compass Minerals International, Inc.(Æ) 16,061 279
Constellium SE(Æ) 65,250 1,026
Crown Holdings, Inc.(Û) 11,581 1,125
Fabrinet (Æ) 2,263 997
Ferroglobe PLC(Ð) 185,370 899
FMC Corp.(Ð) 19,784 300
Gibraltar Industries, Inc.(Æ) 4,118 257
Global Industrial Co. 937 27
Greif, Inc. Class A 20,774 1,182
H.B. Fuller Co. 16,701 958
Hudson Technologies, Inc.(Æ) 41,036 372
Huntsman Corp.(Ð) 50,049 414
Ingevity Corp.(Æ) 5,910 317
Installed Building Products, Inc. 695 173
Insteel Industries, Inc. 11,416 357
Intrepid Potash, Inc.(Æ) 8,943 238
James Hardie Industries PLC(Æ)(Û) 24,723 517
JELD-WEN Holding, Inc.(Æ) 31,069 135
Kaiser Aluminum Corp. 13,856 1,254
Karat Packaging, Inc. 67,883 1,631
Knife River Corp.(Æ) 4,515 273
Koppers Holdings, Inc. 38,471 1,086
Kronos Worldwide, Inc. 78,765 388
Louisiana-Pacific Corp. 13,491 1,175
Magnera Corp.(Æ) 11,090 101
Masco Corp.(Ð) 3,387 219
Mativ Holdings, Inc. 116,045 1,239
Metallus , Inc.(Æ) 60,027 1,056
Modine Manufacturing Co.(Æ) 10,630 1,629
MP Materials Corp.(Æ) 5,301 334
MRC Global, Inc.(Æ) 25,444 355
Myers Industries, Inc. 79,985 1,386
Northwest Pipe Co.(Æ) 18,550 1,116
O-I Glass, Inc. Class I(Æ) 20,155 228
Orion SA 37,696 200
Quaker Chemical Corp. 5,335 741
Ranpak Holdings Corp.(Æ) 86,683 459
Rayonier Advanced Materials, Inc.(Æ) 68,637 477
Reliance, Inc.(Û) 3,138 886
Resideo Technologies, Inc.(Æ) 25,588 1,095
Rush Enterprises, Inc. Class A 7,069 349
ScanSource , Inc.(Æ) 3,677 158
Simpson Manufacturing Co., Inc. 5,640 995
Sonoco Products Co. 5,474 222
SPX Technologies, Inc.(Æ) 3,443 771
Stepan Co. 43,943 1,905
Taseko Mines, Ltd.(Æ) 139,149 630

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tecogen Inc.(Æ) 13,292 133
ThredUp , Inc. Class A(Æ) 18,901 166
thyssenkrupp AG 64,309 673
Timken Co. (The) 10,301 809
Trex Co., Inc.(Æ) 12,013 580
USA Rare Earth, Inc.(Æ) 32,127 625
Westlake Corp.(Ð) 1,612 111
Worthington Industries, Inc. 7,362 413
Worthington Steel, Inc. 41,915 1,341
49,833
Producer Durables - 16.6%
ABM Industries, Inc. 23,647 1,017
ACCO Brands Corp. 67,670 254
ADT, Inc. 49,424 437
Albany International Corp. Class A 11,983 678
Allegiant Travel Co. Class A(Æ) 6,911 430
Allient , Inc. 8,669 474
AMN Healthcare Services, Inc.(Æ) 26,625 524
Amprius Technologies, Inc.(Æ) 23,752 335
ArcBest Corp. 11,001 818
Arcosa , Inc. 4,233 432
Ardmore Shipping Corp. 84,462 1,063
Argan , Inc. 13,837 4,237
ASGN, Inc.(Æ) 4,872 218
Barrett Business Services, Inc. 1,635 66
Bloom Energy Corp. Class A(Æ) 1,904 252
Bowman Consulting Group, Ltd.(Æ) 16,670 722
Brink's Co. (The) 3,879 431
Casella Waste Systems, Inc. Class A(Æ) 11,054 979
CECO Environmental Corp.(Æ) 20,524 1,003
Champion Homes, Inc.(Æ) 11,429 780
Columbus McKinnon Corp. 5,750 93
Comfort Systems USA, Inc. 1,545 1,492
Compass Diversified Holdings 18,357 117
Costamare , Inc. 3,900 48
Covenant Logistics Group, Inc. Class A(Ð) 92,268 1,861
CryoPort , Inc.(Æ) 7,525 70
Custom Truck One Source, Inc.(Æ) 157,874 930
Deluxe Corp. 102,629 1,859
DHT Holdings, Inc. 38,005 505
Dorian LPG, Ltd. 19,090 551
Dycom Industries, Inc.(Æ) 1,703 490
Electrovaya , Inc.(Æ) 10,705 69
EMCOR Group, Inc.(Û) 2,247 1,518
Energy Recovery, Inc.(Æ) 6,743 115
EnerSys 18,564 2,342
ESCO Technologies, Inc. 1,141 250
Federal Signal Corp. 11,167 1,318
First Advantage Corp.(Æ) 5,541 70
Flowserve Corp. 17,079 1,166
Fluor Corp.(Æ)(Ð) 16,539 807
Fox Factory Holding Corp.(Æ) 8,619 191
Franklin Covey Co.(Æ) 1,932 33
Franklin Electric Co., Inc. 3,015 286
Frontier Group Holdings, Inc.(Æ) 38,867 150
FTAI Aviation, Ltd. 2,590 448
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FTI Consulting, Inc.(Æ)(Ð) 4,563 753
Genco Shipping & Trading, Ltd. 21,066 359
Generac Holdings, Inc.(Æ) 1,504 253
Gentex Corp. 18,915 444
Graco , Inc. 6,801 556
Great Lakes Dredge & Dock Corp.(Æ) 40,651 461
Green Dot Corp. Class A(Æ) 11,858 138
GXO Logistics, Inc.(Æ) 14,425 811
Helios Technologies, Inc. 54,577 3,021
Hillman Solutions Corp.(Æ) 50,633 467
HNI Corp. 5,996 245
Holley, Inc.(Æ) 302,209 867
Hub Group, Inc. Class A 37,499 1,381
Huntington Ingalls Industries, Inc. 4,825 1,554
Hyster -Yale, Inc. 1,837 66
I3 Verticals, Inc. Class A(Æ) 91,838 2,824
ICF International, Inc. 3,312 266
Insperity , Inc.(Ð) 8,139 359
JetBlue Airways Corp.(Æ)(Ð) 108,201 454
Kelly Services, Inc. Class A 8,141 91
Kennametal, Inc. 99,532 2,185
Kforce , Inc. 65,133 1,648
Knight-Swift Transportation Holdings, Inc. 13,193 595
Korn & Ferry International 5,968 386
Kratos Defense & Security Solutions, Inc.
(Æ) 2,386 216
Landstar System, Inc. 4,161 534
Latham Group, Inc.(Æ) 27,280 198
Limbach Holdings, Inc.(Æ) 9,211 870
Lovesac Co. (The)(Æ) 2,800 39
Mama's Creations, Inc.(Æ) 69,999 741
Manitowoc Co., Inc. (The)(Æ) 64,886 660
ManpowerGroup , Inc. 8,582 263
Marten Transport, Ltd. 133,101 1,364
MasTec , Inc.(Æ) 5,842 1,193
Matson, Inc. 2,849 288
Maximus, Inc. 9,806 815
Mayville Engineering Co., Inc.(Æ) 1,212 22
Mercury Systems, Inc.(Æ) 7,261 562
Mesa Laboratories, Inc. 25,936 1,865
Methode Electronics, Inc. 6,770 46
Microvast Holdings, Inc.(Æ) 102,009 556
MillerKnoll , Inc. 164,988 2,577
MSA Safety, Inc. 2,950 463
MSC Industrial Direct Co., Inc. Class A 10,683 907
Mueller Industries, Inc. 3,558 377
MYR Group, Inc.(Æ)(Ð) 6,538 1,423
NEXTracker , Inc. Class A(Æ) 5,113 518
Nexxen International, Ltd.(Æ) 27,750 228
Orion Group Holdings, Inc.(Æ) 77,170 831
Paylocity Holding Corp.(Æ) 6,574 929
Payoneer Global, Inc.(Æ) 12,827 74
Paysafe , Ltd.(Æ) 5,705 63
Perma -Pipe International Holdings, Inc.(Æ) 5,387 149
Phinia , Inc. 18,563 964
Pitney Bowes, Inc. 40,611 401
Primoris Services Corp. 4,251 602

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Priority Technology Holdings, Inc.(Æ) 47,273 329
Proficient Auto Logistics, Inc.(Æ) 125,545 939
PROG Holdings, Inc. 11,306 327
Radiant Logistics, Inc.(Æ) 163,355 988
Regal Rexnord Corp. 2,678 377
Resources Connection, Inc. 4,348 19
Riot Blockchain , Inc.(Æ) 26,290 520
Robert Half, Inc. 45,724 1,197
Ryder System, Inc. 4,527 766
Ryerson Holding Corp. 4,314 95
Saia, Inc.(Æ)(Û) 4,789 1,401
Schneider National, Inc. Class B(Ð) 38,873 831
Scorpio Tankers, Inc. 12,923 797
Scotts Miracle- Gro Co. (The) Class A 23,641 1,265
Sezzle , Inc.(Æ) 2,771 182
SkyWest, Inc.(Æ) 5,519 555
Sleep Number Corp.(Æ) 5,795 32
Star Bulk Carriers Corp. 21,788 410
Sterling Infrastructure, Inc.(Æ) 5,577 2,108
StoneCo , Ltd. Class A(Æ) 37,361 710
Stoneridge, Inc.(Æ) 102,109 695
Strattec Security Corp.(Æ) 1,016 62
Sun Country Airlines Holdings, Inc.(Æ) 78,306 962
TAT Technologies, Ltd.(Æ) 21,726 912
Teekay Tankers, Ltd. Class A 17,175 1,048
Tennant Co. 17,927 1,434
Terex Corp. 6,449 297
Tetra Tech, Inc.(Ð)(Û) 27,043 865
Thermon Group Holdings, Inc.(Æ) 20,890 600
Titan Machinery, Inc.(Æ) 35,671 585
TopBuild Corp.(Æ) 2,425 1,025
Toro Co. (The) 6,796 508
TriNet Group, Inc. 6,673 400
TrueBlue , Inc.(Æ) 120,765 572
TSS, Inc.(Æ) 12,606 255
Tutor Perini Corp.(Ð) 14,247 960
UFP Industries, Inc. 10,586 975
UniFirst Corp. 1,860 287
V2X, Inc.(Æ) 17,469 997
Werner Enterprises, Inc. 95,302 2,497
Willscot Holdings Corp. 30,834 671
Xerox Holdings Corp.(Ð) 106,370 353
ZipRecruiter, Inc. Class A(Æ) 19,233 89
103,748
Technology - 14.7%
8x8, Inc.(Æ) 238,429 439
ACI Worldwide, Inc.(Æ) 11,433 545
ACM Research, Inc. Class A(Æ) 15,702 651
Aeluma , Inc.(Æ) 8,819 144
Alpha & Omega Semiconductor, Ltd.(Æ) 32,578 914
Ambarella , Inc.(Æ) 12,502 1,066
Amkor Technology, Inc.(Ð) 22,934 740
Appfolio , Inc. Class A(Æ) 4,257 1,083
Appian Corp. Class A(Æ) 25,335 758
Arteris , Inc.(Æ) 8,818 120
Asana, Inc. Class A(Æ)(Ð) 28,400 399
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aviat Networks, Inc.(Æ)(Ð) 11,837 295
Bandwidth, Inc. Class A(Æ) 4,327 70
Benchmark Electronics, Inc. 9,658 423
BigBear.ai Holdings, Inc.(Æ) 13,019 90
BigCommerce Holdings, Inc.(Æ) 18,323 85
BK Technologies Corp.(Æ) 5,202 389
Blend Labs, Inc. Class A(Æ) 91,800 304
Box, Inc. Class A(Æ) 15,035 483
Bumble, Inc. Class A(Æ) 617 3
C3.ai, Inc. Class A(Æ) 18,742 330
Calix, Inc.(Æ) 23,392 1,601
Cargurus , Inc.(Æ)(Ð) 9,195 323
Cars.com, Inc.(Æ) 48,051 516
Cerence , Inc.(Æ) 29,544 317
Ciena Corp.(Æ) 1,494 284
Cirrus Logic, Inc.(Æ)(Ð) 7,992 1,060
Clear Secure, Inc. Class A 36,073 1,099
Clearfield, Inc.(Æ) 6,686 236
Coherent Corp.(Æ) 2,034 268
CommScope Holding Co., Inc.(Æ) 63,897 1,105
CommVault Systems, Inc.(Æ) 3,577 498
Concentrix Corp. 14,546 586
Conduent , Inc.(Æ) 13,675 33
Confluent, Inc. Class A(Æ) 26,090 610
Consensus Cloud Solutions, Inc. Class
W(Æ) 26,162 767
Crane NXT Co. 10,770 681
Credo Technology Group Holding, Ltd.(Æ)
(Û) 12,428 2,332
Cricut , Inc. Class A(Ð) 6,233 33
CSG Systems International, Inc. 4,265 334
Digital Turbine, Inc.(Æ) 55,408 346
DigitalOcean Holdings, Inc.(Æ) 22,892 931
Diodes, Inc.(Æ) 5,482 293
Domo, Inc. Class B(Æ) 9,021 124
Dropbox, Inc. Class A(Æ) 33,117 960
D-Wave Quantum, Inc.(Æ) 49,662 1,841
ePlus , Inc. 5,733 419
Etsy, Inc.(Æ)(Ð) 15,941 988
Eventbrite, Inc. Class A(Æ) 16,716 39
EverQuote , Inc. Class A(Æ) 12,872 277
Evolent Health, Inc. Class A(Æ) 26,779 179
Evolv Technologies Holdings, Inc.(Æ) 78,095 604
Extreme Networks, Inc.(Æ) 19,703 375
FormFactor , Inc.(Æ) 7,960 437
GCI Liberty, Inc. Class C(Æ) 24,808 909
Graham Corp.(Æ) 15,111 941
Grindr, Inc.(Æ) 9,373 130
Guidewire Software, Inc.(Æ) 4,510 1,054
Ibotta , Inc. Class A(Æ) 2,064 67
IDT Corp. Class B(Û) 3,078 156
Impinj , Inc.(Æ) 1,543 312
Ingram Micro Holding, Corp. 7,129 164
Insight Enterprises, Inc.(Æ) 3,252 325
IonQ , Inc.(Æ) 23,909 1,491
Ituran Location and Control, Ltd. 19,624 756
Jabil, Inc.(Ð)(Û) 3,004 664

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JFrog , Ltd.(Æ) 12,029 571
Kaltura , Inc.(Æ) 404,209 627
KBR, Inc.(Ð) 15,163 650
Kimball Electronics, Inc.(Æ) 12,154 353
LightPath Technologies, Inc. Class A(Æ) 84,928 737
Lumentum Holdings, Inc. Class E(Æ) 9,410 1,897
Lyft, Inc. Class A(Æ) 48,311 988
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,416 802
Manhattan Associates, Inc.(Æ) 5,738 1,045
Maplebear , Inc.(Æ)(Ð)(Û) 25,172 928
Marqeta , Inc. Class A(Æ) 129,201 585
Match Group, Inc.(Û) 33,993 1,099
MediaAlpha , Inc. Class A(Æ) 7,723 98
monday.com, Ltd.(Æ) 2,181 448
Napco Security Technologies, Inc. 33,311 1,471
nCino , Inc.(Æ) 86,181 2,299
NCR Voyix Corp.(Æ) 125,976 1,437
NETGEAR, Inc.(Æ) 19,032 661
Nextdoor Holdings, Inc.(Æ) 42,725 83
nLight , Inc.(Æ) 4,657 154
Nutanix , Inc. Class A(Æ)(Û) 16,465 1,173
Nutex Health, Inc.(Æ) 2,227 274
NVE Corp. 25,449 1,757
Oddity Tech, Ltd. Class A(Æ) 5,767 261
ON24, Inc.(Æ) 2,932 16
OneSpan , Inc. 66,923 763
Onto Innovation, Inc.(Æ) 3,570 482
Ooma , Inc.(Æ) 54,403 611
PDF Solutions, Inc.(Æ) 108,405 3,158
Pegasystems , Inc. 45,290 2,883
Photronics , Inc.(Æ) 15,664 374
Planet Labs PBC(Æ) 57,016 767
Plexus Corp.(Æ) 2,795 391
Porch Group, Inc.(Æ) 62,978 948
PubMatic, Inc. Class A(Æ)(Ð) 8,474 71
Qualys , Inc.(Æ) 2,536 313
Quantum Computing, Inc.(Æ) 9,713 162
Rackspace Technology, Inc.(Æ) 4,802 8
Radcom , Ltd.(Æ) 31,434 432
Rambus, Inc.(Æ) 11,842 1,218
Rapid7, Inc.(Æ) 17,677 327
Red Violet, Inc. 19,417 1,041
Ribbon Communications, Inc.(Æ) 8,698 29
RingCentral, Inc. Class A(Æ)(Ð) 25,372 764
Roku, Inc.(Æ)(Û) 10,974 1,165
Sanmina Corp.(Æ) 5,488 752
SEMrush Holdings, Inc. Class A(Æ) 7,901 57
Semtech Corp.(Æ) 16,372 1,111
Silicon Laboratories, Inc.(Æ)(Ð) 5,954 780
Silicon Motion Technology Corp. 10,542 1,034
SiTime Corp.(Æ) 6,484 1,878
Sonos , Inc.(Æ) 34,301 589
SPS Commerce, Inc.(Æ) 2,349 193
Telos Corp.(Æ)(Ð) 6,117 42
Teradata Corp.(Æ)(Ð) 50,866 1,061
Tower Semiconductor, Ltd.(Æ) 6,248 532
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TrueCar , Inc.(Æ) 204,675 450
TTEC Holdings, Inc.(Æ) 39,534 138
UiPath , Inc. Class A(Æ) 72,594 1,151
Unisys Corp.(Æ) 10,740 38
Universal Display Corp. 7,931 1,168
Upland Software, Inc.(Æ) 83,276 173
Varonis Systems, Inc.(Æ) 5,980 211
Veeco Instruments, Inc.(Æ) 19,097 549
Viavi Solutions, Inc. Class W(Æ) 8,287 147
Vimeo, Inc.(Æ) 273,861 2,136
Vishay Intertechnology , Inc. 101,648 1,726
Vivid Seats Inc. Class A(Æ) 10,805 134
VTEX Class A(Æ) 124,795 560
Weave Communications, Inc.(Æ) 14,653 109
Workiva , Inc.(Æ) 20,241 1,721
Xperi , Inc.(Æ)(Ð) 6,608 44
Yelp, Inc. Class A(Æ)(Ð) 6,042 199
Zeta Global Holdings Corp. Class A(Æ) 25,983 467
92,267
Utilities - 2.5%
Allot, Ltd.(Æ) 11,814 114
Artesian Resources Corp. Class A 16,988 547
BKV Corp.(Æ)(Ð) 38,139 900
Black Hills Corp. 7,672 487
California Resources Corp. 5,529 261
Chesapeake Utilities Corp. 5,234 666
CNX Resources Corp.(Æ) 12,376 416
Comstock Resources, Inc.(Æ) 1,992 37
Evolution Petroleum Corp. 185,394 812
Excelerate Energy, Inc. Class A(Ð) 94,121 2,439
Genie Energy, Ltd. Class B 16,018 241
Golar LNG, Ltd. 11,964 491
Granite Ridge Resources, Inc.(Ð) 3,200 17
Gulfport Energy Corp.(Æ) 2,364 440
IDACORP, Inc. 6,253 807
Infinity Natural Resources, Inc. Class A(Æ) 50,966 585
New Jersey Resources Corp. 6,931 307
Northwestern Energy Group, Inc. 8,283 494
ONE Gas, Inc. 9,748 782
Permian Resources Corp. 50,678 636
Portland General Electric Co. 11,212 512
RGC Resources, Inc. 23,743 492
Riley Exploration Permian, Inc. 9,603 250
Southwest Gas Holdings, Inc. 4,544 361
Spire, Inc. 14,012 1,211
Telephone and Data Systems, Inc. 7,295 283
Unitil Corp. 22,031 1,074
15,662
Total Common Stocks
(cost $532,231) 625,368
Warrants and Rights - 0.0%
Contra Inhibrx , Inc.(Æ)(Š) 21,895
14
Rights

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Resolute Forest Products, Inc.(Æ)(Š) 33,567
48
Rights
Total Warrants and Rights
(cost $62) 62
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 23,866,372 (∞) 23,862
Total Short-Term Investments
(cost $23,860) 23,862
Total Investments - 103.6%
(identified cost $556,153) 649,292
Securities Sold Short - (3.7)%
Consumer Discretionary - (0.4)%
Avis Budget Group, Inc.(Æ) (1,964) (267)
Dave & Buster's Entertainment, Inc.(Æ) (5,391) (79)
Dutch Bros, Inc. Class A(Æ) (8,224) (457)
Jack in the Box, Inc. (6,843) (110)
Joby Aviation, Inc.(Æ) (30,370) (527)
Leggett & Platt, Inc. (1,000) (9)
LGI Homes, Inc.(Æ) (3,212) (131)
Lithia Motors, Inc. Class A (1,223) (384)
SEACOR Marine Holdings, Inc.(Æ) (926) (6)
Sirius Xm Holdings, Inc. (13,344) (289)
TechTarget Inc.(Æ) (11,787) (65)
Unusual Machines, Inc.(Æ) (1,290) (19)
(2,343)
Consumer Staples - (0.1)%
Alico , Inc. (478) (17)
Cadiz, Inc.(Æ) (10,660) (56)
Energizer Holdings, Inc. (13,418) (312)
Grocery Outlet Holding Corp.(Æ) (9,325) (127)
Quanex Building Products Corp. (8,465) (120)
Westrock Coffee Co.(Æ) (11,134) (49)
(681)
Energy - (0.4)%
ASP Isotopes, Inc.(Æ) (6,188) (63)
Atlas Energy Solutions, Inc. (1,700) (21)
Cleanspark , Inc.(Æ) (920) (16)
Core Laboratories, Inc. (8,420) (134)
Core Natural Resources, Inc. (5,465) (432)
Flotek Industries, Inc.(Æ) (79) (1)
Hallador Energy Co.(Æ) (4,997) (108)
Innovex International, Inc.(Æ) (7,071) (142)
Shoals Technologies Group, Inc. Class A(Æ) (21,562) (227)
Solaris Energy Infrastructure, Inc. Class A (8,045) (428)
Sunrun , Inc.(Æ) (11,004) (229)
T1 Energy, Inc.(Æ) (23,496) (87)
Uranium Energy Corp.(Æ) (31,643) (479)
(2,367)
Financial Services - (0.5)%
AGNC Investment Corp.(ö) (16,297) (163)
Atlantic Union Bankshares Corp. (8,616) (280)
Burke & Herbert Financial Services Corp. (1,269) (75)
Cipher Mining, Inc.(Æ) (2,770) (52)
Forge Global Holdings, Inc.(Æ) (750) (16)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FTAI Infrastructure, Inc. (25,586) (137)
Glacier Bancorp, Inc. (4,243) (173)
Global Net Lease, Inc.(ö) (25,984) (198)
Hudson Pacific Properties, Inc.(Æ)(ö) (56,343) (137)
Hut 8 Corp.(Æ) (1,102) (56)
loanDepot , Inc. Class A(Æ) (22,116) (67)
MBIA, Inc.(Æ) (2,916) (20)
Old National Bancorp (17,934) (366)
Piper Sandler Cos. (1,448) (462)
Ready Capital Corp.(ö) (16,053) (47)
Rithm Property Trust, Inc.(ö) (934) (3)
Rocket Cos., Inc. Class A (3,827) (64)
Shift4 Payments, Inc. Class A(Æ) (4,107) (284)
Sunrise Realty Trust, Inc.(ö) (1,334) (13)
UWM Holdings Corp. (59,905) (337)
(2,950)
Health Care - (0.9)%
4D Molecular Therapeutics, Inc.(Æ) (3,538) (41)
Acadia Healthcare Co., Inc.(Æ) (14,373) (309)
AdaptHealth Corp.(Æ) (13,243) (119)
Alphatec Holdings, Inc.(Æ) (7,000) (133)
Arrowhead Pharmaceuticals, Inc.(Æ) (7,710) (327)
aTyr Pharma, Inc.(Æ) (14,571) (13)
Aura Biosciences, Inc.(Æ) (3,479) (21)
Axsome Therapeutics, Inc.(Æ) (934) (126)
Benitec Biopharma, Inc.(Æ) (1,400) (23)
Capricor Therapeutics, Inc.(Æ) (1,000) (6)
CG Oncology, Inc.(Æ) (12,597) (545)
ClearPoint Neuro, Inc.(Æ) (1,349) (31)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (3,755) (46)
Erasca , Inc.(Æ) (4,600) (11)
ETON Pharmaceuticals, Inc.(Æ) (7,710) (139)
Geron Corp.(Æ) (149,181) (188)
HealthEquity , Inc.(Æ) (4,442) (420)
InfuSystem Holdings, Inc.(Æ) (2,163) (22)
Inhibikase Therapeutics, Inc.(Æ) (1,714) (2)
Jade Biosciences, Inc. (2,951) (29)
KalVista Pharmaceuticals, Inc.(Æ) (6,447) (70)
Pennant Group, Inc. (The)(Æ) (3,499) (87)
PROCEPT BioRobotics Corp.(Æ) (5,184) (176)
Pursuit Attractions and Hospitality, Inc.(Æ) (1,210) (43)
QuidelOrtho Corp.(Æ) (5,250) (142)
RadNet , Inc.(Æ) (6,761) (514)
Relay Therapeutics, Inc.(Æ) (28,267) (202)
Revolution Medicines, Inc.(Æ) (9,641) (567)
Standard BioTools , Inc.(Æ) (3,000) (4)
Treace Medical Concepts, Inc.(Æ) (5,877) (38)
UFP Technologies, Inc.(Æ) (925) (178)
US Physical Therapy, Inc. (2,135) (184)
Vaxcyte , Inc.(Æ) (10,750) (487)
Verastem , Inc.(Æ) (7,678) (73)
Viridian Therapeutics, Inc.(Æ) (11,942) (282)
(5,598)
Materials and Processing - (0.1)%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Compass Minerals International, Inc.(Æ) (3,400) (59)
Dakota Gold Corp.(Æ) (20,488) (83)
Interface, Inc. Class A (7,858) (196)
Ivanhoe Electric, Inc.(Æ) (12,902) (191)
Knife River Corp.(Æ) (1,200) (72)
LSI Industries, Inc. (2,215) (51)
VSE Corp. (419) (76)
(728)
Producer Durables - (0.6)%
AeroVironment , Inc.(Æ) (1,324) (490)
Casella Waste Systems, Inc. Class A(Æ) (4,484) (397)
CBIZ, Inc.(Æ) (1,563) (86)
CoreCivic , Inc.(Æ) (9,297) (172)
Dorman Products, Inc.(Æ) (761) (102)
First Advantage Corp.(Æ) (8,530) (108)
Forward Air Corp.(Æ) (1,623) (31)
GEO Group, Inc. (The)(Æ) (18,228) (310)
I3 Verticals, Inc. Class A(Æ) (4,335) (133)
indie Semiconductor, Inc. Class A(Æ) (48,192) (259)
JBT Marel Corp. (3,230) (408)
Kadant , Inc. (1,030) (285)
Mercury Systems, Inc.(Æ) (2,160) (167)
NET Power, Inc.(Æ) (26,735) (102)
NuScale Power Corp.(Æ) (8,453) (379)
Proficient Auto Logistics, Inc.(Æ) (948) (7)
Red Cat Holdings, Inc.(Æ) (4,105) (46)
Sabre Corp.(Æ) (55,767) (114)
Standex International Corp. (1,583) (369)
(3,965)
Technology - (0.6)%
Applied Optoelectronics, Inc.(Æ) (2,132) (76)
BlackSky Technology, Inc.(Æ) (2,674) (56)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (22,697) (418)
Entegris , Inc. (1,417) (130)
Five9, Inc.(Æ) (15,191) (369)
Freshworks , Inc. Class A(Æ) (6,893) (76)
Gen Digital, Inc. (5,453) (144)
Immersion Corp. (7,266) (49)
Impinj , Inc.(Æ) (2,663) (538)
Lattice Semiconductor Corp.(Æ) (6,877) (502)
NextNav , Inc.(Æ) (14,802) (198)
PAR Technology Corp.(Æ) (5,619) (199)
Powerfleet , Inc.(Æ) (31,457) (160)
Progress Software Corp.(Æ) (9,581) (409)
Simulations Plus, Inc.(Æ) (1,527) (26)
Unity Software, Inc.(Æ) (11,886) (450)
(3,800)
Utilities - (0.1)%
Gogo , Inc.(Æ) (14,074) (128)
Kosmos Energy, Ltd.(Æ) (71,260) (112)
NextDecade Corp.(Æ) (6,001) (36)
Northern Oil and Gas, Inc. (10,176) (225)
Prairie Operating Co.(Æ) (13,586) (28)
Sable Offshore Corp.(Æ) (11,441) (120)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UGI Corp. (8,176) (273)
(922)
Total Securities Sold Short
(proceeds $20,934 ) (23,354)
Other Assets and Liabilities,
Net - 0.1%
496
Net Assets - 100.0%
626,434

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 173 USD 21,538 12/25 638
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 638
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 75,965 $ — $ —
$ —
$ 75,965
Consumer Staples 14,757 — —
—
14,757
Energy 31,452 — —
—
31,452
Financial Services 131,105 — —
—
131,105
Health Care 110,579 — —
—
110,579
Materials and Processing 49,833 — —
—
49,833
Producer Durables 103,748 — —
—
103,748
Technology 92,267 — —
—
92,267
Utilities 15,662 — —
—
15,662
Warrants and Rights — — 62 — 62
Short-Term Investments — — — 23,862 23,862
Total Investments
625,368 — 62 23,862 649,292
Securities Sold Short
*
(23,354) — — — (23,354)
Other Financial Instruments
Assets
Futures Contracts 638 — — — 638
Total Other Financial Instruments
**
$ 638 $ — $ — $ — $ 638
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 638
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 9,742 $ —
Foreign currency exchange contracts — (2)
Total
$ 9,742 $ (2)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
; 0 0
Futures contracts $ 1,212 $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 23,354 $ — $ 23,354
Total Financial and Derivative Liabilities
23,354 — 23,354
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 23,354 $ — $ 23,354
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 23,354 $ — $ 23,354 $ —
Total
$ 23,354 $ — $ 23,354 $ —
^      Collateral pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 556,153
Investments, at fair value(>) ........................................................................................................................................................
649,292
Receivables:
Dividends and interest ...................................................................................................................................................... 126
Dividends from affiliated funds ....................................................................................................................................... 96
Investments sold ............................................................................................................................................................... 4,181
Fund shares sold ............................................................................................................................................................... 504
From broker(a) ................................................................................................................................................................. 1,370
Variation margin on futures contracts .............................................................................................................................. 638
Total assets ...............................................................................................................................................................
656,207
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 166
Investments purchased ..................................................................................................................................................... 4,740
Fund shares redeemed ...................................................................................................................................................... 821
Accrued fees to affiliates .................................................................................................................................................. 481
Other accrued expenses .................................................................................................................................................... 211
Securities sold short, at fair value(‡) ........................................................................................................................................... 23,354
Total liabilities ...........................................................................................................................................................
29,773
Net Assets ...............................................................................................................................................................
$ 626,434

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 114,356
Shares of beneficial interest .........................................................................................................................................................
235
Additional paid-in capital ............................................................................................................................................................
511,843
Net Assets ...............................................................................................................................................................
$ 626,434
(>)   Investments in affiliates, U.S. Cash Management Fund $ 23,862
(a)     Receivable from Broker for Futures $ 1,370
(‡)     Proceeds on securities sold short $ 20,934
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 26.02
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 27.61
Class A — Net assets ........................................................................................................................................................... $ 13,942,976
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 535,835
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.75
Class C — Net assets ........................................................................................................................................................... $ 5,696,568
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 261,965
Net asset value per share: Class M (#) ......................................................................................................................................... $ 26.66
Class M — Net assets .......................................................................................................................................................... $ 93,641,276
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,512,346
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 26.71
Class R6 — Net assets ......................................................................................................................................................... $ 920,478
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 34,464
Net asset value per share: Class S (#) .......................................................................................................................................... $ 26.71
Class S — Net assets ............................................................................................................................................................ $ 450,077,748
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 16,853,271
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 26.71
Class Y — Net assets ........................................................................................................................................................... $ 62,154,730
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,326,737
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,425
Dividends from affiliated funds ....................................................................................................................................... 1,300
Interest .............................................................................................................................................................................. 107
Total investment income ..............................................................................................................................................................
11,832
Expenses
Advisory fees ................................................................................................................................................................... 4,694
Administrative fees .......................................................................................................................................................... 320
Custodian fees .................................................................................................................................................................. 82
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 44
Transfer agent fees - Class A ........................................................................................................................................... 28
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 186
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 960
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 94
Registration fees ............................................................................................................................................................... 108
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ..................................................................................................................................................................... 137
Dividends from securities sold short ................................................................................................................................ 247
Interest expense paid on securities sold short .................................................................................................................. 220
Miscellaneous .................................................................................................................................................................. 12 4
Expenses before reductions .............................................................................................................................................. 7,3 49
Expense reductions .......................................................................................................................................................... (32 2 )
Net expenses ................................................................................................................................................................................
7,027
Net investment income (loss) .......................................................................................................................................................
4,805
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 53,28 8
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 9,742
Foreign currency exchange contracts ............................................................................................................................... (2)
Securities sold short ......................................................................................................................................................... (5,271)
Foreign currency-related transactions .............................................................................................................................. (8)
Net realized gain (loss) ................................................................................................................................................................
57,74 4
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (19,573)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,212
Securities sold short ......................................................................................................................................................... 742
Foreign currency-related transactions .............................................................................................................................. 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. (17,61 3 )
Net realized and unrealized gain (loss) ........................................................................................................................................ 40,131
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 44,936

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,805 $ 5,912
Net realized gain (loss) ................................................................................................................ 57,74 4 73,325
Net change in unrealized appreciation (depreciation) ................................................................. (17,61 3 ) 135,458
Net increase (decrease) in net assets from operations ....................................................................... 44,936 214,695
Distributions
To shareholders
Class A ..................................................................................................................................... (1,670) (321)
Class C ..................................................................................................................................... (800) (172)
Class M .................................................................................................................................... (10,947) (2,613)
Class R6 ................................................................................................................................... (377) (16)
Class S ...................................................................................................................................... (59,612) (16,361)
Class Y ..................................................................................................................................... (9,703) (2,389)
Net decrease in net assets from distributions ..................................................................................... (83,109) (21,872)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (194,588) (91,071)
Total Net Increase (Decrease) in Net Assets ...................................................................
(232,761) 101,752
Net Assets
Beginning of period ........................................................................................................................... 859,195 757,443
End of period ......................................................................................................................................
$ 626,434 $ 859,195

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 71 $ 1,747 61 $ 1,591
Proceeds from reinvestment of distributions 67 1,667 12 320
Payments for shares redeemed (130) (3,236) (105) (2,766)
Net increase (decrease)
8 178 (32) (855)
Class C
Proceeds from shares sold 9 196 9 214
Proceeds from reinvestment of distributions 38 799 8 172
Payments for shares redeemed (56) (1,187) (87) (1,967)
Net increase (decrease)
(9) (192) (70) (1,581)
Class M
Proceeds from shares sold 1,078 27,329 702 18,958
Proceeds from reinvestment of distributions 431 10,936 100 2,613
Payments for shares redeemed (1,806) (48,231) (857) (23,039)
Net increase (decrease)
(297) (9,966) (55) (1,468)
Class R6
Proceeds from shares sold 375 9,846 60 1,633
Proceeds from reinvestment of distributions 15 377 1 16
Payments for shares redeemed (411) (10,640) (21) (583)
Net increase (decrease)
(21) (417) 40 1,066
Class S
Proceeds from shares sold 2,424 63,713 2,288 60,412
Proceeds from reinvestment of distributions 2,333 59,339 621 16,305
Payments for shares redeemed (10,511) (288,617) (5,660) (151,078)
Net increase (decrease)
(5,754) (165,565) (2,751) (74,361)
Class Y
Proceeds from shares sold 181 3,978 47 1,232
Proceeds from reinvestment of distributions 382 9,703 91 2,388
Payments for shares redeemed (1,277) (32,307) (643) (17,492)
Net increase (decrease)
(714) (18,626) (505) (13,872)
Total increase (decrease)
(6,787) $ (194,588) (3,373) $ (91,071)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 27.76 22.04 25.20 38.76 24.25
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.10 .10 .11 .01 (.05)
$ Net Realized and Unrealized Gain (Loss) 1.35 6.20 (2.12) (4.34) 14.65
$ Total from Investment Operations 1.45 6.30 (2.01) (4.33) 14.60
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.37) (.06) (.06) — (.09)
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.19) (.58) (1.15) (9.23) (.09)
$ Net Asset Value, End of Period 26.02 27.76 22.04 25.20 38.76
% Total Return
(±)
5.76 28.81 (8.23) (13.71) 60.30
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 13,943 14,646 12,342 15,358 19,963
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.36 1.37 1.38 1.34 1.35
% Expenses, Net
(Ƃ)(∆)
1.36 1.37 1.38 1.34 1.35
% Net Investment Income
(Ƃ)
.41 .38 .46 .05 (.15)
% Portfolio Turnover Rate 85 76 80 95 110
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 23.69 18.96 21.96 35.21 22.12
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.07) (.08) (.06) (.17) (.29)
$ Net Realized and Unrealized Gain (Loss) 1.14 5.33 (1.85) (3.85) 13.38
$ Total from Investment Operations 1.07 5.25 (1.91) (4.02) 13.09
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.19) — — — —
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.01) (.52) (1.09) (9.23) —
$ Net Asset Value, End of Period 21.75 23.69 18.96 21.96 35.21
% Total Return 5.02 27.87 (8.98) (14.35) 59.18
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 5,697 6,415 6,462 8,052 11,220
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.11 2.12 2.13 2.09 2.10
% Expenses, Net
(Ƃ)(∆)
2.11 2.12 2.13 2.09 2.10
% Net Investment Income
(Ƃ)
(.34) (.36) (.29) (.70) (.89)
% Portfolio Turnover Rate 85 76 80 95 110

See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 28.37 22.51 25.72 39.32 24.58
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.21 .21 .21 .12 .09
$ Net Realized and Unrealized Gain (Loss) 1.38 6.33 (2.17) (4.42) 14.84
$ Total from Investment Operations 1.59 6.54 (1.96) (4.30) 14.93
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.48) (.16) (.16) (.07) (.19)
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.30) (.68) (1.25) (9.30) (.19)
$ Net Asset Value, End of Period 26.66 28.37 22.51 25.72 39.32
% Total Return 6.19 29.32 (7.88) (13.38) 60.95
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 93,641 108,075 86,971 139,979 167,700
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.11 1.12 1.13 1.09 1.10
% Expenses, Net
(Ƃ)(∆)
.97 .98 .99 .95 .96
% Net Investment Income
(Ƃ)
.82 .77 .83 .44 .24
% Portfolio Turnover Rate 85 76 80 95 110
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 28.42 22.55 25.77 39.38 24.60
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.12
— (Ɵ)
.22 .14 .10
$ Net Realized and Unrealized Gain (Loss) 1.48 6.56 (2.18) (4.43) 14.85
$ Total from Investment Operations 1.60 6.56 (1.96) (4.29) 14.95
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.49) (.17) (.17) (.09) (.17)
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.31) (.69) (1.26) (9.32) (.17)
$ Net Asset Value, End of Period 26.71 28.42 22.55 25.77 39.38
% Total Return 6.24 29.36 (7.86) (13.35) 60.96
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 920 1,586 356 532 912
Ratio to average net assets:
– – – – –
% Expenses, Gross .96 .97 .98 .94 .95
% Expenses, Net
(Ƃ)(∆)
.94 .95 .96 .92 .93
% Net Investment Income
(Ƃ)
.45 .77 .89 .48 .27
% Portfolio Turnover Rate 85 76 80 95 110

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 28.40 22.53 25.74 39.33 24.59
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.18 .18 .19 .09 .05
$ Net Realized and Unrealized Gain (Loss) 1.39 6.35 (2.19) (4.42) 14.85
$ Total from Investment Operations 1.57 6.53 (2.00) (4.33) 14.90
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.44) (.14) (.12) (.03) (.16)
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.26) (.66) (1.21) (9.26) (.16)
$ Net Asset Value, End of Period 26.71 28.40 22.53 25.74 39.33
% Total Return 6.10 29.21 (8.00) (13.46) 60.76
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 450,078 642,064 571,387 809,051 1,147,967
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.11 1.12 1.13 1.09 1.10
% Expenses, Net
(Ƃ)(∆)
1.07 1.08 1.09 1.05 1.06
% Net Investment Income
(Ƃ)
.70 .67 .75 .34 .15
% Portfolio Turnover Rate 85 76 80 95 110
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 28.42 22.55 25.77 39.38 24.61
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.22 .22 .22 .14 .12
$ Net Realized and Unrealized Gain (Loss) 1.39 6.35 (2.17) (4.43) 14.85
$ Total from Investment Operations 1.61 6.57 (1.95) (4.29) 14.97
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.50) (.18) (.18) (.09) (.20)
$ Distributions from Net Realized Gain (2.82) (.52) (1.09) (9.23) —
$ Total Distributions (3.32) (.70) (1.27) (9.32) (.20)
$ Net Asset Value, End of Period 26.71 28.42 22.55 25.77 39.38
% Total Return 6.25 29.38 (7.83) (13.33) 61.06
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 62,155 86,409 79,925 94,100 166,076
Ratio to average net assets:
– – – – –
% Expenses, Gross .91 .92 .93 .89 .90
% Expenses, Net
(Ƃ)(∆)
.91 .92 .93 .89 .90
% Net Investment Income
(Ƃ)
.87 .83 .90 .49 .33
% Portfolio Turnover Rate 85 76 80 95 110

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 374,215
Administrative fees 25,363
Distribution fees 6,687
Shareholder servicing fees 1,220
Transfer agent fees 69,880
Trustees' fees 3,686
$ 481,051
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,310 $ 388,589 $ 402,034 $ (5) $ 2 $ 23,862 $ 1,300 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 552,593,389 $ 116,922,978 $ (43,578,003) $ 73,344,975
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 4,444,081 $ 36,567,416 $ 73,344,975 $ — $ 114,356,472
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 18,126,592 $ 64,981,929 $ — $ 4,787,334 $ 17,084,844 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 97
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (5,482)
Additional paid-in capital
5,482 .
Federal Income Taxes, continued

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
98 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Australia - 5.6%
ANZ Group Holdings, Ltd. 19,707 474
Aristocrat Leisure, Ltd. 5,514 228
ASX, Ltd. 6,861 253
BHP Group, Ltd. 36,377 1,035
BlueScope Steel, Ltd. 5,832 87
Brambles, Ltd. 24,537 399
Cochlear, Ltd. 769 144
Coles Group, Ltd. 23,889 345
Commonwealth Bank of Australia 10,879 1,220
Computershare, Ltd. 7,597 181
Evolution Mining, Ltd. 38,703 274
Fortescue, Ltd. 24,293 337
Goodman Group(ö) 6,327 136
Insurance Australia Group, Ltd. 35,722 184
Medibank Pvt , Ltd. 100,261 320
National Australia Bank, Ltd. 10,652 305
Northern Star Resources, Ltd. 20,919 335
Pro Medicus , Ltd. 662 114
Qantas Airways, Ltd. 13,950 93
QBE Insurance Group, Ltd. 39,486 514
REA Group, Ltd. 616 86
Rio Tinto PLC 14,628 1,047
Rio Tinto, Ltd. 4,329 376
Santos, Ltd. 39,040 161
SGH, Ltd. 1,224 39
Sigma Healthcare, Ltd. 61,361 125
Suncorp Group, Ltd. 25,220 324
Telstra Group, Ltd. 71,009 227
Transurban Group(Æ) 9,475 90
Vicinity, Ltd.(ö) 24,109 40
Washington H Soul Pattinson & Co.,
Ltd. 3,903 96
Wesfarmers, Ltd. 11,509 631
Westpac Banking Corp. 12,588 320
WiseTech Global, Ltd. 2,321 105
Woodside Energy Group, Ltd. 21,992 356
Woolworths Group, Ltd. 7,775 145
11,146
Austria - 0.3%
Erste Group Bank AG 2,591 268
OMV AG 2,375 130
Verbund AG Class A 1,296 100
498
Belgium - 0.6%
Ageas SA 2,996 198
Anheuser-Busch InBev SA 6,133 374
KBC Groep NV 2,200 265
UCB SA 1,240 320
1,157
Brazil - 0.2%
Wheaton Precious Metals Corp. 2,520 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 4,942 180
424
Canada - 10.9%
Agnico Eagle Mines, Ltd. 3,342 538
Alamos Gold, Inc. Class A 8,640 266
Alimentation Couche-Tard, Inc. 6,266 318
AltaGas , Ltd. 4,639 136
ARC Resources, Ltd. 11,006 203
Bank of Montreal 5,615 698
Bank of Nova Scotia (The) 6,887 452
Barrick Mining Corp. 30,610 1,005
Brookfield Asset Management, Inc.
Class A 6,421 347
CAE, Inc.(Æ) 3,126 88
Cameco Corp. 3,965 405
Canadian Imperial Bank of Commerce 8,453 700
Canadian National Railway Co. 3,052 293
Canadian Natural Resources, Ltd. 13,162 421
Canadian Pacific Kansas City, Ltd. 2,624 189
Canadian Tire Corp., Ltd. Class A 1,192 137
CCL Industries, Inc. Class B 3,788 211
Celestica, Inc.(Æ) 1,333 459
Cenovus Energy, Inc. 22,949 388
CGI, Inc. 1,979 172
Constellation Software, Inc. 180 474
Descartes System Group, Inc. (The)(Æ) 1,226 108
Dollarama , Inc. 4,282 557
Emera , Inc. 3,793 180
Empire Co., Ltd. Class A 4,318 147
Enbridge, Inc. 13,368 623
Fairfax Financial Holdings, Ltd. 379 615
Fortis, Inc. 3,274 165
Franco-Nevada Corp. Class T 1,147 214
George Weston, Ltd. 2,878 175
Great-West Lifeco , Inc. 8,883 377
Hydro One, Ltd.(Þ) 4,221 156
iA Financial Corp., Inc. 2,500 295
Imperial Oil, Ltd. 4,093 362
Intact Financial Corp. 2,408 449
Kinross Gold Corp. 26,573 618
Loblaw Cos., Ltd. 9,085 361
Lundin Gold, Inc. 2,351 160
Magna International, Inc. Class A 6,284 297
Manulife Financial Corp. 6,948 225
Metro, Inc. Class A 2,793 186
National Bank of Canada 2,554 285
Nutrien , Ltd. 838 46
Open Text Corp. 5,661 217
Pan American Silver Corp. 3,783 133
Pembina Pipeline Corp. 4,531 171
Power Corp. of Canada 9,788 458
Quebecor, Inc. Class B 6,446 206
RB Global, Inc. 2,888 287
Rogers Communications, Inc. Class B 10,822 424
Royal Bank of Canada 10,043 1,471
Shopify, Inc. Class A(Æ) 5,627 978

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stantec , Inc. 1,808 200
Sun Life Financial, Inc. 7,951 484
Suncor Energy, Inc. 14,350 571
TC Energy Corp. 2,265 114
TELUS Corp. 2,823 41
TFI International, Inc. 2,516 226
TMX Group, Ltd. 6,831 252
Toromont Industries, Ltd. 1,553 187
Tourmaline Oil Corp. 5,480 241
Whitecap Resources, Inc. 25,921 193
WSP Global, Inc. 791 151
21,506
Chile - 0.0%
Antofagasta PLC 2,407 88
China - 0.6%
Bank of China (Hong Kong), Ltd. 84,500 416
Prosus NV 5,461 377
SITC International Holdings Co., Ltd. 31,000 114
Wilmar International, Ltd. 39,900 96
Yangzijiang Shipbuilding Holdings,
Ltd. 62,400 168
1,171
Denmark - 1.3%
Coloplast A/S Class B 1,472 133
Danske Bank A/S 5,329 238
DSV A/S 502 107
Genmab A/S(Æ) 1,232 352
Novo Nordisk A/S Class B 24,086 1,188
Novonesis ( Novozymes ) B Class B 4,401 262
Pandora A/S 1,131 151
Tryg A/S 3,815 94
Vestas Wind Systems A/S 2,095 43
2,568
Finland - 1.0%
Elisa Oyj 2,474 109
Kone Oyj Class B 3,566 238
Nokia Oyj 44,981 307
Nordea Bank Abp 30,666 524
Orion Oyj Class B 2,640 185
Sampo Oyj Class A 17,779 198
UPM- Kymmene Oyj 5,231 140
Wartsila OYJ Abp Class B 6,339 208
1,909
France - 7.6%
Airbus SE 838 207
Amundi SA(Þ) 596 44
Arkema SA 741 44
AXA SA 17,828 773
bioMerieux 1,654 213
BNP Paribas SA 5,082 393
Bouygues SA 6,386 288
Bureau Veritas SA 5,295 174
Capgemini SE 2,434 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrefour SA 12,408 186
Cie de Saint-Gobain SA 3,443 334
Cie Generale des Etablissements
Michelin SCA 23,170 740
Credit Agricole SA 15,951 288
Danone SA 4,788 423
Dassault Aviation SA 490 157
Dassault Systemes SE 4,802 136
Eiffage SA 2,140 264
Engie SA 31,858 746
EssilorLuxottica SA 1,734 637
Hermes International 184 455
Ipsen SA 1,460 205
Kering SA 554 196
Klepierre SA(ö) 8,094 309
La Francaise des Jeux SAEM 2,715 79
L'Air Liquide SA Class A 3,464 671
Legrand SA 1,483 256
L'Oreal SA 1,098 459
LVMH Moet Hennessy Louis Vuitton
SE 1,479 1,046
Orange SA 36,335 579
Pernod Ricard SA 3,003 294
Publicis Groupe SA 2,720 272
Renault SA 5,172 201
Rexel SA Class H 4,141 143
Safran SA 783 278
Sartorius Stedim Biotech 707 169
Societe Generale SA 8,649 547
Sodexo SA 2,022 112
Teleperformance 1,192 85
Thales SA 718 204
TotalEnergies SE 15,974 995
Veolia Environnement SA 3,577 118
Vinci SA 6,870 919
15,014
Germany - 8.2%
adidas AG 630 119
Allianz SE 3,611 1,450
AUMOVIO SE(Æ) 929 40
BASF SE 2,126 105
Bayerische Motoren Werke AG 4,264 397
Beiersdorf AG 1,622 172
Brenntag SE 3,777 210
Commerzbank AG 12,814 465
Continental AG 2,966 224
CTS Eventim AG & Co. KGaA 1,389 124
Daimler Truck Holding AG 8,484 340
Deutsche Bank AG 13,692 488
Deutsche Boerse AG 1,626 411
Deutsche Lufthansa AG 15,406 135
Deutsche Post AG 11,824 543
Deutsche Telekom AG 27,837 863
E.ON SE 20,934 389
Evonik Industries AG 4,768 80
Fresenius Medical Care AG 2,246 121

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
100 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius SE & Co. KGaA 8,342 481
GEA Group AG 2,452 175
Hannover Rueck SE 807 230
Heidelberg Materials AG 4,105 961
Infineon Technologies AG 4,918 194
Knorr- Bremse AG 542 50
Mercedes-Benz Group AG 6,667 431
Merck KGaA 2,564 335
MTU Aero Engines AG 188 82
Muenchener Rueckversicherungs-
Gesellschaft AG 1,211 749
Nemetschek SE 1,483 171
Rheinmetall AG 370 726
RWE AG 3,908 192
SAP SE 8,757 2,263
Scout24 SE(Þ) 1,879 217
Siemens AG 4,176 1,182
Siemens Energy AG(Æ) 4,323 536
Siemens Healthineers AG(Þ) 1,647 92
Symrise AG 1,681 139
Talanx AG 921 112
Zalando SE(Æ)(Þ) 5,549 155
16,149
Hong Kong - 1.8%
AIA Group, Ltd. 40,937 398
CK Asset Holdings, Ltd. 29,830 147
CK Infrastructure Holdings, Ltd. 13,501 88
Futu Holdings, Ltd. - ADR 1,119 223
Hang Seng Bank, Ltd. 11,596 226
HKT Trust & HKT, Ltd. 92,075 134
Hong Kong Exchanges & Clearing, Ltd. 16,416 899
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 23
MTR Corp., Ltd. 14,500 53
Prudential PLC 61,855 859
Sun Hung Kai Properties, Ltd. 19,071 231
Techtronic Industries Co., Ltd. 11,348 133
WH Group, Ltd.(Þ) 248,289 238
3,652
Indonesia - 0.1%
Jardine Matheson Holdings, Ltd. 2,800 164
Ireland - 0.4%
AerCap Holdings NV 1,553 202
AIB Group PLC 21,695 200
Bank of Ireland Group PLC 11,150 183
Kerry Group PLC Class A 494 45
Kingspan Group PLC 1,879 141
771
Israel - 1.1%
Bank Hapoalim BM 20,451 415
Bank Leumi Le-Israel BM 23,512 477
Check Point Software Technologies,
Ltd.(Æ) 2,037 399
Elbit Systems, Ltd. 395 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICL Group, Ltd. 33,921 222
Israel Discount Bank, Ltd. Class A 21,556 215
Mizrahi Tefahot Bank, Ltd. 3,288 214
Nice, Ltd.(Æ) 798 109
2,240
Italy - 2.9%
Banco BPM SpA 13,660 199
BPER Banca SpA 15,628 187
Coca-Cola HBC AG 9,058 411
Enel SpA 62,540 632
Eni SpA 20,983 387
FinecoBank Banca Fineco SpA 3,967 91
Generali 12,890 496
Intesa Sanpaolo SpA 86,348 556
Leonardo SpA 4,551 267
Mediobanca Banca di Credito
Finanziario SpA 2,017 38
Moncler SpA 1,638 98
Poste Italiane SpA (Þ) 8,573 206
Prysmian SpA 1,424 148
Recordati SpA 1,649 98
Ryanair Holdings PLC 9,373 284
Snam SpA 51,493 317
Telecom Italia SpA (Æ) 158,523 93
Terna - Rete Elettrica Nazionale 17,927 184
UniCredit SpA 11,805 873
Unipol Gruppo SpA 4,101 90
5,655
Japan - 19.0%
Advantest Corp. 4,700 703
Aeon Co., Ltd. 23,900 378
Aisin Corp. 8,700 156
Ajinomoto Co., Inc. 7,600 215
ANA Holdings, Inc. 2,600 49
Asahi Group Holdings, Ltd. 22,800 245
Asahi Kasei Corp. 15,900 122
Asics Corp. 15,800 403
Astellas Pharma, Inc. 16,600 174
Bandai Namco Holdings, Inc. 10,200 317
Bridgestone Corp. 12,100 530
Canon, Inc. 11,400 327
Capcom Co., Ltd. 9,200 240
Central Japan Railway Co. 7,100 173
Chiba Bank, Ltd. (The) 4,400 43
Chubu Electric Power Co., Inc. 10,500 146
Chugai Pharmaceutical Co., Ltd. 6,700 309
Concordia Financial Group, Ltd. 15,100 110
Dai Nippon Printing Co., Ltd. 5,500 92
Daifuku Co., Ltd. 3,600 115
Dai-ichi Life Holdings, Inc. 43,700 307
Daiichi Sankyo Co., Ltd. 8,600 206
Daikin Industries, Ltd. 2,800 327
Daito Trust Construction Co., Ltd. 3,000 56
Daiwa House Industry Co., Ltd. 11,300 383
Daiwa Securities Group, Inc. 15,400 119

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denso Corp. 19,300 270
Disco Corp. 600 201
East Japan Railway Co. 10,800 263
ENEOS Holdings, Inc. 37,900 239
Fast Retailing Co., Ltd. 1,500 549
Fuji Electric Co., Ltd. 3,900 284
FUJIFILM Holdings Corp. 12,900 299
Fujikura, Ltd. 4,700 642
Fujitsu, Ltd. 12,700 331
Hankyu Hanshin Holdings, Inc. 4,900 131
Hikari Tsushin, Inc. 300 79
Hitachi, Ltd. 30,700 1,053
Honda Motor Co., Ltd. 28,800 292
Hoya Corp. 2,600 421
Hulic Co., Ltd. 7,600 78
Idemitsu Kosan Co., Ltd. 13,700 95
IHI Corp. 6,300 131
Inpex Corp. 10,800 199
Isuzu Motors, Ltd. 12,400 152
ITOCHU Corp. 7,900 455
Japan Exchange Group, Inc. 25,800 289
Japan Post Bank Co., Ltd. Class A 18,300 206
Japan Post Holdings Co., Ltd. 26,500 248
Japan Post Insurance Co., Ltd. Class A 3,100 80
Japan Tobacco, Inc. 2,500 87
JFE Holdings, Inc. 3,500 40
Kajima Corp. 8,700 280
Kansai Electric Power Co., Inc. (The) 9,100 142
Kao Corp. 5,400 228
Kawasaki Kisen Kaisha, Ltd. 5,700 82
KDDI Corp. 19,100 305
Keyence Corp. 600 223
Kikkoman Corp. 4,600 36
Kirin Holdings Co., Ltd. 10,500 147
Kobe Bussan Co., Ltd. 4,100 95
Komatsu, Ltd. 6,500 217
Konami Holdings Corp. 2,500 419
Kubota Corp. 13,200 172
Kyocera Corp. 12,600 167
Lasertec Corp. 1,100 217
LY Corp. 43,900 129
M3, Inc. 9,400 132
Marubeni Corp. 10,600 261
MatsukiyoCocokara & Co. 8,700 158
Minebea Co., Ltd. 2,600 51
Mitsubishi Chemical Group Corp. 8,700 45
Mitsubishi Corp. 15,100 363
Mitsubishi Estate Co., Ltd. 12,600 267
Mitsubishi HC Capital, Inc. 23,600 185
Mitsubishi Heavy Industries, Ltd. 16,100 482
Mitsubishi UFJ Financial Group, Inc. 74,300 1,122
Mitsui & Co., Ltd. 12,100 298
Mitsui Fudosan Co., Ltd. 31,100 323
Mitsui OSK Lines, Ltd. 4,600 137
Mizuho Financial Group, Inc. 12,900 431
MonotaRO Co., Ltd. 8,300 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MS&AD Insurance Group Holdings,
Inc. 16,900 348
Murata Manufacturing Co., Ltd. 9,500 208
NEC Corp. 12,100 439
Nidec Corp. 2,300 28
Nintendo Co., Ltd. 4,300 368
Nippon Building Fund, Inc.(ö) 134 124
Nippon Paint Holdings Co., Ltd. 15,600 99
Nippon Steel Corp. 27,000 111
Nippon Yusen 5,100 176
Nitto Denko Corp. 9,400 234
Nomura Holdings, Inc. 20,100 143
Nomura Research Institute, Ltd. 7,500 294
NTT, Inc. 492,050 507
Obayashi Corp. 11,100 188
Obic Co., Ltd. 5,900 183
Olympus Corp. 10,000 124
Ono Pharmaceutical Co., Ltd. 14,000 171
Oracle Corp. 900 83
Oriental Land Co., Ltd. 5,500 111
ORIX Corp. 13,500 329
Osaka Gas Co., Ltd. 10,500 330
Otsuka Corp. 2,400 47
Otsuka Holdings Co., Ltd. 1,900 103
Pan Pacific International Holdings
Corp. 22,500 134
Panasonic Holdings Corp. 36,500 425
Recruit Holdings Co., Ltd. 8,500 425
Resona Holdings, Inc. 18,900 184
Ricoh Co., Ltd. 15,100 129
Sanrio Co., Ltd. 2,800 130
SBI Holdings, Inc. 5,900 264
SCSK Corp. 4,600 169
Secom Co., Ltd. 8,400 284
Sekisui Chemical Co., Ltd. 16,600 287
Sekisui House, Ltd. 11,400 244
Seven & i Holdings Co., Ltd. 9,700 124
Shimadzu Corp. 3,900 105
Shin-Etsu Chemical Co., Ltd. 7,100 214
Shionogi & Co., Ltd. 21,500 361
SoftBank Corp. 233,500 331
Sompo Holdings, Inc. 8,300 253
Sony Financial Group, Inc.(Æ) 22,300 22
Sony Group Corp. 35,000 980
Subaru Corp. 12,392 266
Sumitomo Corp. 10,800 313
Sumitomo Electric Industries, Ltd. 8,100 295
Sumitomo Metal Mining Co., Ltd. 2,700 89
Sumitomo Mitsui Financial Group, Inc. 15,100 409
Sumitomo Mitsui Trust Holdings, Inc. 7,000 193
Suntory Beverage & Food, Ltd. 1,600 48
Suzuki Motor Corp. 35,900 536
Sysmex Corp. 3,900 43
T&D Holdings, Inc. 5,100 110
Taisei Corp. 1,700 124
Taiyo Nippon Sanso Corp. 2,800 93
Takeda Pharmaceutical Co., Ltd. 12,866 348

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
102 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TDK Corp. 11,300 195
Terumo Corp. 18,600 303
TIS, Inc. 5,500 189
Toho Co., Ltd. 2,500 147
Tokio Marine Holdings, Inc. 15,800 591
Tokyo Electron, Ltd. 3,000 665
Tokyo Gas Co., Ltd. 6,500 227
Toyota Motor Corp. 60,100 1,226
Toyota Tsusho Corp. 7,800 238
Trend Micro, Inc. 2,800 143
Unicharm Corp. 16,900 104
West Japan Railway Co. 5,500 113
Yakult Honsha Co., Ltd. 2,800 42
Yamaha Motor Co., Ltd. 15,300 110
Zozo , Inc. 9,100 79
37,642
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 5,334 159
Adyen NV(Æ)(Þ) 617 1,058
Argenx SE(Æ) 387 316
ASM International NV 517 335
ASML Holding NV 2,965 3,140
ASR Nederland NV 2,682 179
BE Semiconductor Industries NV 683 116
Euronext NV(Þ) 1,173 167
EXOR NV 2,308 200
Ferrari NV 852 341
Heineken Holding NV 2,702 183
ING Groep NV 15,714 394
JDE Peet's NV 3,644 133
Koninklijke Ahold Delhaize NV 15,597 638
Koninklijke KPN NV 64,299 298
Koninklijke Philips NV 4,336 118
NN Group NV 4,615 316
Randstad NV 3,014 118
Universal Music Group NV 8,033 216
Wolters Kluwer NV 1,882 231
8,656
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp., Ltd. 6,649 141
Xero , Ltd.(Æ) 1,254 119
260
Norway - 1.0%
Aker BP ASA 6,786 176
DNB Bank ASA 10,490 268
Equinor ASA Class N 16,397 393
Gjensidige Forsikring ASA 3,660 98
Kongsberg Gruppen ASA 9,070 232
Mowi ASA 4,024 89
Norsk Hydro ASA 37,415 253
Orkla ASA 16,452 167
Telenor ASA 15,947 237
1,913
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.3%
EDP SA 48,744 242
Galp Energia SGPS SA Class B 9,679 194
Jeronimo Martins SGPS SA 8,417 217
653
Singapore - 1.6%
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 81,778 149
DBS Group Holdings, Ltd. 15,136 626
Grab Holdings, Ltd. Class A(Æ) 20,533 123
Keppel, Ltd. 18,900 148
Oversea-Chinese Banking Corp., Ltd. 34,479 451
Sea, Ltd. - ADR(Æ) 1,772 277
Sembcorp Industries, Ltd. 22,000 110
Singapore Airlines, Ltd. 21,500 110
Singapore Exchange, Ltd. 28,000 363
Singapore Technologies Engineering,
Ltd. 21,300 139
Singapore Telecommunications, Ltd. 52,300 171
STMicroelectronics NV 6,641 163
United Overseas Bank, Ltd. 14,700 391
3,221
Spain - 2.8%
Acciona SA 581 128
ACS Actividades de Construccion y
Servicios SA 1,701 140
Aena SME SA(Þ) 10,952 297
Amadeus IT Group SA Class A 5,230 400
Banco Bilbao Vizcaya Argentaria SA 41,488 837
Banco de Sabadell SA 55,175 206
Banco Santander SA 92,395 940
Bankinter SA 8,091 122
CaixaBank SA 30,992 327
Cellnex Telecom SA(Þ) 3,871 121
Endesa SA 8,084 290
Grifols SA 8,573 111
Iberdrola SA 35,170 712
Industria de Diseno Textil SA 5,669 312
Redeia Corp. SA 5,559 100
Repsol SA 16,157 296
Telefonica SA 59,268 300
5,639
Sweden - 2.6%
AddTech AB Class B 3,518 119
Alfa Laval AB 4,502 214
Assa Abloy AB Class B 5,730 217
Atlas Copco AB Class A 14,985 253
Boliden AB(Æ) 6,842 309
Epiroc AB Class A 6,989 148
EQT AB 3,330 116
Essity Aktiebolag Class B 5,935 163
Evolution AB(Þ) 2,134 143
Fastighets AB Balder Class B(Æ) 20,213 148
Indutrade AB 4,058 109
Investor AB Class B 6,026 199

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lifco AB Class B 5,282 205
Saab AB Class B 4,050 224
Sandvik AB 3,898 118
Securitas AB Class B 14,263 210
Skandinaviska Enskilda Banken AB
Class A 13,203 252
Skanska AB Class B 7,487 205
SKF AB Class B 8,587 221
Svenska Handelsbanken AB Class A 21,365 281
Swedbank AB Class A 10,200 311
Swedish Orphan Biovitrum AB Class
B(Æ) 1,259 43
Tele2 AB Class B 10,656 169
Telefonaktiebolaget LM Ericsson Class
B 27,671 279
Telia Co. AB 28,567 112
Volvo AB Class B 10,540 291
5,059
Switzerland - 3.5%
ABB, Ltd. 9,311 691
Baloise Holding AG 536 133
Chocoladefabriken Lindt & Spruengli
AG 27 553
Cie Financiere Richemont SA Class A 1,767 349
DSM- Firmenich AG 1,152 94
EMS- Chemie Holding AG 59 40
Galderma Group AG 560 103
Geberit AG 413 302
Givaudan SA 33 135
Helvetia Holding AG 498 122
Julius Baer Group, Ltd. 1,368 92
Kuehne & Nagel International AG 450 86
Logitech International SA 1,412 170
Lonza Group AG 509 351
Partners Group Holding AG 32 39
Sandoz Group AG 1,681 112
Schindler Holding AG 959 341
SGS SA 2,321 261
Sonova Holding AG 423 115
Straumann Holding AG 1,336 168
Swiss Life Holding AG 196 213
Swiss Prime Site AG Class A 2,054 292
Swisscom AG 475 348
UBS Group AG 24,837 949
VAT Group AG(Þ) 386 168
Zurich Insurance Group AG 1,076 748
6,975
United Kingdom - 9.6%
3i Group PLC 13,252 766
Admiral Group PLC 5,615 242
Ashtead Group PLC 4,582 306
Associated British Foods PLC 5,632 170
AstraZeneca PLC 11,797 1,943
Auto Trader Group PLC(Þ) 17,475 179
Aviva PLC 27,245 240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAE Systems PLC 29,295 721
Barclays PLC 115,430 617
British American Tobacco PLC 19,237 985
BT Group PLC 143,892 351
Centrica PLC 162,797 384
CK Hutchison Holdings, Ltd. Class B 29,758 198
Coca-Cola Europacific Partners PLC 997 89
Compass Group PLC 7,923 262
DCC PLC 2,643 174
Diageo PLC 9,405 216
Halma PLC 9,185 428
Hikma Pharmaceuticals PLC 1,984 48
HSBC Holdings PLC 134,400 1,873
Imperial Tobacco Group PLC 14,185 564
International Consolidated Airlines
Group SA 51,983 285
Intertek Group PLC 2,811 187
J Sainsbury PLC 26,825 120
Kingfisher PLC 39,650 161
Lloyds Banking Group PLC 493,865 578
London Stock Exchange Group PLC 3,420 426
Marks & Spencer Group PLC 30,893 161
National Grid PLC 33,789 505
NatWest Group PLC 61,922 475
Next PLC 2,730 514
Pearson PLC 6,520 91
Reckitt Benckiser Group PLC 3,506 268
RELX PLC 12,453 550
Rolls-Royce Holdings PLC 62,097 953
Sage Group PLC (The) 17,927 271
Smith & Nephew PLC 18,318 339
Smiths Group PLC 11,390 378
SSE PLC 4,631 117
Standard Chartered PLC 22,806 467
Tesco PLC 31,346 189
Unilever PLC 12,798 768
United Utilities Group PLC 7,899 125
Vodafone Group PLC 198,437 240
WPP PLC 8,038 30
18,954
United States - 7.7%
Alcon AG 653 49
Amrize , Ltd.(Æ) 4,875 251
AP Moller - Maersk A/S Class B 186 383
BP PLC 65,955 386
CSL, Ltd. 2,134 250
CyberArk Software, Ltd.(Æ) 883 460
Experian PLC 8,238 384
Ferrovial SE 2,466 151
GSK PLC 37,880 887
Haleon PLC 51,557 240
Holcim AG(Æ) 4,803 426
monday.com, Ltd.(Æ) 466 96
Nestle SA 18,511 1,768
Novartis AG 15,112 1,870
QIAGEN NV 2,137 100

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
104 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holding AG 6,097 1,973
Sanofi SA 7,513 760
Schneider Electric SE 3,226 915
Shell PLC 54,523 2,037
Spotify Technology SA(Æ) 1,292 847
Stellantis NV 31,488 319
Swiss Re AG 2,557 466
Tenaris SA 9,215 184
15,202
Total Common Stocks
(cost $139,227) 188,286
Preferred Stocks - 0.6%
Germany - 0.6%
Dr Ing hc F Porsche AG
5.018% (Ÿ)(Þ) 3,488 183
Henkel AG & Co. KGaA
2.864% (Ÿ) 5,108 414
Porsche Automobil Holding SE
5.129% (Ÿ) 3,094 123
Volkswagen AG
6.526% (Ÿ) 4,372 454
1,174
Total Preferred Stocks
(cost $1,194) 1,174
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 6,621,472 (∞) 6,620
Total Short-Term Investments
(cost $6,620) 6,620
Total Investments - 99.1%
(identified cost $147,041) 196,080
Other Assets and Liabilities,
Net - 0.9%
1,740
Net Assets - 100.0%
197,820

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
1.8%
ABN AMRO Bank NV 06/06/22 EUR 5,334 19.26 103
159
Adyen NV 12/20/19 EUR 617 1,423.15 878
1,058
Aena SME SA 06/16/23 EUR 10,952 20.80 228
297
Amundi SA 01/10/17 EUR 596 52.76 31
44
Auto Trader Group PLC 12/11/20 GBP 17,475 8.54 149
179
Cellnex Telecom SA 10/21/22 EUR 3,871 32.71 127
121
Dr Ing hc F Porsche AG 03/22/23 EUR 3,488 62.61 218
183
Euronext NV 06/06/22 EUR 1,173 94.86 111
167
Evolution AB 11/24/20 SEK 2,134 79.42 170
143
Hydro One, Ltd. 06/16/23 CAD 4,221 33.06 140
156
Poste Italiane SpA 04/06/17 EUR 8,573 12.99 111
206
Scout24 SE 10/21/22 EUR 1,879 92.16 173
217
Siemens Healthineers AG 04/14/20 EUR 1,647 45.78 75
92
VAT Group AG 02/04/22 CHF 386 365.24 141
168
WH Group, Ltd. 03/18/20 HKD 248,289 0.93 232
238
Zalando SE 06/16/23 EUR 5,549 31.70 176 155
3,583
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 44 USD 6,176 12/25
62
S&P/TSX 60 Index Futures 3 CAD 1,069 12/25 11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 73
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,008 CAD 1,400 12/17/25 (8)
Bank of America USD 7,632 CAD 10,600 12/17/25 (57)
Bank of America CAD 320 USD 230 12/17/25 1
Bank of America CAD 11,600 USD 8,363 12/17/25 74
Citigroup USD 358 CAD 494 12/17/25 (5)
Royal Bank of Canada USD 358 CAD 494 12/17/25 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
106 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 11,146 $ —
$ —
$ 11,146
Austria — 498 —
—
498
Belgium — 1,157 —
—
1,157
Brazil 244 180 —
—
424
Canada 21,506 — —
—
21,506
Chile — 88 —
—
88
China — 1,171 —
—
1,171
Denmark — 2,568 —
—
2,568
Finland — 1,909 —
—
1,909
France — 15,014 —
—
15,014
Germany 40 16,109 —
—
16,149
Hong Kong 223 3,406 23
—
3,652
Indonesia — 164 —
—
164
Ireland 202 569 —
—
771
Israel 399 1,841 —
—
2,240
Italy — 5,655 —
—
5,655
Japan 22 37,620 —
—
37,642
Netherlands — 8,656 —
—
8,656
New Zealand — 260 —
—
260
Norway — 1,913 —
—
1,913
Portugal — 653 —
—
653
Singapore 400 2,821 —
—
3,221
Spain — 5,639 —
—
5,639
Sweden — 5,059 —
—
5,059
Switzerland — 6,975 —
—
6,975
United Kingdom 89 18,865 —
—
18,954
United States 1,402 13,800 —
—
15,202
Preferred Stocks — 1,174 — — 1,174
Warrants and Rights — — — — —
Short-Term Investments — — — 6,620 6,620
Total Investments 24,527 164,910 23 6,620 196,080
Other Financial Instruments
Assets
Futures Contracts 73 — — — 73
Foreign Currency Exchange Contracts — 75 — — 75
Liabilities

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 107
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — (75) — — (75)
Total Other Financial Instruments
*
$ 73 $ — $ — $ — $ 73
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
22,292 11 .3
Consumer Staples ...............................................................................
11,253 5 .7
Energy ................................................................................................
8,539 4 .3
Financial Services ..............................................................................
52,924 26 .8
Health Care ........................................................................................
17,770 9 .0
Materials and Processing ...................................................................
17,035 8 .6
Producer Durables ..............................................................................
25,572 12 .9
Technology .........................................................................................
20,197 10 .2
Utilities ...............................................................................................
12,704 6 .4
Preferred Stocks
Consumer Discretionary ....................................................................
760 0 .4
Consumer Staples ...............................................................................
414 0 .2
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
6,620 3 .3
Total Investments ............................................................................... 196,080 99 .1

See accompanying notes which are an integral part of the financial statements.
108 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 75
Variation margin on futures contracts 73 —
Total
$ 73 $ 75
Location: Statement of Assets and Liabilities - Liabilities
0 0
Unrealized depreciation on foreign currency exchange contracts $ — $ 75
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,136 $ —
Foreign currency exchange contracts — (27)
Total
$ 2,136 $ (27)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 55 $ —
Foreign currency exchange contracts — 34
Total
$ 55 $ 34
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 109
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 75 $ — $ 75
Total Financial and Derivative Assets
75 — 75
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 75 $ — $ 75
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 75 $ 6 5 $ — $ 1 0
Total
$ 75 $ 6 5 $ — $ 1 0

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
110 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 75 $ — $ 75
Total Financial and Derivative Liabilities
75 — 75
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 75 $ — $ 75
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 6 5 $ 6 5 $ — $ —
Citigroup 5 — — 5
Royal Bank of Canada 5 — — 5
Total
$ 7 5 $ 6 5 $ — $ 1 0
^
Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 111
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 147,041
Investments, at fair value(>) ........................................................................................................................................................
196,080
Foreign currency holdings(^) ....................................................................................................................................................... 218
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 75
Receivables:
Dividends and interest ...................................................................................................................................................... 301
Dividends from affiliated funds ....................................................................................................................................... 18
Investments sold ............................................................................................................................................................... 36
Fund shares sold ............................................................................................................................................................... 13
Foreign capital gains taxes recoverable ........................................................................................................................... 1,217
From broker(a) ................................................................................................................................................................. 139
Variation margin on futures contracts .............................................................................................................................. 73
Total assets ...............................................................................................................................................................
198,170
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 27
Fund shares redeemed ...................................................................................................................................................... 10
Accrued fees to affiliates .................................................................................................................................................. 120
Other accrued expenses .................................................................................................................................................... 118
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 75
Total liabilities ...........................................................................................................................................................
350
Net Assets ...............................................................................................................................................................
$ 197,820

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
112 Multifactor International Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 30,799
Shares of beneficial interest .........................................................................................................................................................
158
Additional paid-in capital ............................................................................................................................................................
166,863
Net Assets ...............................................................................................................................................................
$ 197,820
(>)   Investments in affiliates, U.S. Cash Management Fund $ 6,620
(^)     Foreign currency holdings - cost $ 220
(a)     Receivable from Broker for Futures $ 139
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 12.51
Class M — Net assets .......................................................................................................................................................... $ 1,543,694
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 123,427
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 12.73
Class R6 — Net assets ......................................................................................................................................................... $ 89,311
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 7,018
Net asset value per share: Class S (#) .......................................................................................................................................... $ 12.49
Class S — Net assets ............................................................................................................................................................ $ 34,003,823
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,723,107
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 12.49
Class Y — Net assets ........................................................................................................................................................... $ 162,183,662
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 12,986,121
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 113
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,516
Dividends from affiliated funds ....................................................................................................................................... 219
Interest .............................................................................................................................................................................. 13
Less foreign taxes withheld ............................................................................................................................................. (444)
Total investment income ..............................................................................................................................................................
4,304
Expenses
Advisory fees ................................................................................................................................................................... 611
Administrative fees .......................................................................................................................................................... 65
Custodian fees .................................................................................................................................................................. 87
Transfer agent fees - Class M .......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................ 68
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 76
Registration fees ............................................................................................................................................................... 63
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 10
Foreign tax expense ......................................................................................................................................................... 136
Miscellaneous .................................................................................................................................................................. 61
Expenses before reductions .............................................................................................................................................. 1,191
Expense reductions .......................................................................................................................................................... (113)
Net expenses ................................................................................................................................................................................
1,078
Net investment income (loss) .......................................................................................................................................................
3,226
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 15,887
Futures contracts .............................................................................................................................................................. 2,136
Foreign currency exchange contracts ............................................................................................................................... (27)
Foreign currency-related transactions .............................................................................................................................. (301)
Net realized gain (loss) ................................................................................................................................................................
17,695
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 6,474
Futures contracts .............................................................................................................................................................. 55
Foreign currency exchange contracts ............................................................................................................................... 34
Foreign currency-related transactions .............................................................................................................................. 119
Net change in unrealized appreciation (depreciation) ................................................................................................................. 6,682
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,377
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 27,603

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
114 Multifactor International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,226 $ 4,907
Net realized gain (loss) ................................................................................................................ 17,695 31,988
Net change in unrealized appreciation (depreciation) ................................................................. 6,682 11,818
Net increase (decrease) in net assets from operations ....................................................................... 27,603 48,713
Distributions
To shareholders
Class M .................................................................................................................................... (77) (534)
Class R6 ................................................................................................................................... (3) (2)
Class S ...................................................................................................................................... (1,577) (2,258)
Class Y ..................................................................................................................................... (5,365) (5,772)
Net decrease in net assets from distributions ..................................................................................... (7,022) (8,566)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 33,943 (132,723)
Total Net Increase (Decrease) in Net Assets ...................................................................
54,524 (92,576)
Net Assets
Beginning of period ........................................................................................................................... 143,296 235,872
End of period ......................................................................................................................................
$ 197,820 $ 143,296

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 115
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 14 $ 145 211 $ 2,149
Proceeds from reinvestment of distributions 8 77 54 533
Payments for shares redeemed (49) (519) (1,680) (17,577)
Net increase (decrease)
(27) (297) (1,415) (14,895)
Class R6
Proceeds from shares sold 1 6 —
**
4
Proceeds from reinvestment of distributions —
**
3 —
**
2
Payments for shares redeemed ( — )
**
( — )
***
( — )
**
(4)
Net increase (decrease)
1 9 —
**
2
Class S
Proceeds from shares sold 272 3,013 684 7,035
Proceeds from reinvestment of distributions 158 1,577 229 2,258
Payments for shares redeemed (908) (10,171) (4,885) (51,019)
Net increase (decrease)
(478) (5,581) (3,972) (41,726)
Class Y
Proceeds from shares sold 6,437 78,320 112 1,098
Proceeds from reinvestment of distributions 540 5,363 586 5,770
Payments for shares redeemed (4,005) (43,871) (7,90 7 ) (82,972)
Net increase (decrease)
2,972 39,812 (7,2 09 ) (76,104)
Total increase (decrease)
2,468 $ 33,943 (12,59 6 ) $ (132,723)
***   Less than $500.

See accompanying notes which are an integral part of the financial statements.
116 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.72 9.09 8.23 11.11 8.27
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.2 7 .24 .25 .28 .29
$ Net Realized and Unrealized Gain (Loss) 2.03 1.73 .80 (2.50) 2.75
$ Total from Investment Operations 2.30 1.97 1.05 (2.22) 3.04
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.51 ) (.34) (.19) (.66) (.20)
$ Total Distributions (.51) (.34) (.19) (.66) (.20)
$ Net Asset Value, End of Period 12.51 10.72 9.09 8.23 11.11
% Total Return 22.70 21.97 12.87 (21.07) 37.15
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,544 1,616 14,236 12,297 21,121
Ratio to average net assets:
– – – – –
% Expenses, Gross 1 . 03 .91 .84 .83 .79
% Expenses, Net
(Ƃ)
.79 .61 .49 .49 .50
% Net Investment Income
(Ƃ)
2.41 2.35 2.70 2.96 2.72
% Portfolio Turnover Rate 59 21 16 36 40
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.91 9.24 8.36 11.27 8.40
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.28 .26 .26 .29 .30
$ Net Realized and Unrealized Gain (Loss) 2.07 1.75 .82 (2.54) 2.77
$ Total from Investment Operations 2.35 2.01 1.08 (2.25) 3.07
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.53) (.34) (.20) (.66) (.20)
$ Total Distributions (.53) (.34) (.20) (.66) (.20)
$ Net Asset Value, End of Period 12.73 10.91 9.24 8.36 11.27
% Total Return 22.78 22.07 12.96 (21.02) 36.94
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 89 67 55 46 54
Ratio to average net assets:
– – – – –
% Expenses, Gross .8 6 .80 .69 .68 .64
% Expenses, Net
(Ƃ)
.75 .65 .47 .47 .48
% Net Investment Income
(Ƃ)
2.46 2.47 2.72 2.97 2.78
% Portfolio Turnover Rate 59 21 16 36 40

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 117
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.71 9.08 8.22 11.08 8.26
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.26 .24 .24 .26 .27
$ Net Realized and Unrealized Gain (Loss) 2.02 1.71 .80 (2.47) 2.73
$ Total from Investment Operations 2.28 1.95 1.04 (2.21) 3.00
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.50) (.32) (.18) (.65) (.18)
$ Total Distributions (.50) (.32) (.18) (.65) (.18)
$ Net Asset Value, End of Period 12.49 10.71 9.08 8.22 11.08
% Total Return 22.49 21.81 12.70 (21.07) 36.67
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 34,004 34,267 65,101 65,107 100,757
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.03 .96 .84 .83 .79
% Expenses, Net
(Ƃ)
.94 .82 .64 .64 .65
% Net Investment Income
(Ƃ)
2.28 2.31 2.54 2.78 2.53
% Portfolio Turnover Rate 59 21 16 36 40
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.72 9.09 8.23 11.10 8.27
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
. 27 .26 .25 .28 .27
$ Net Realized and Unrealized Gain (Loss) 2.0 3 1.71 .81 (2.48) 2.77
$ Total from Investment Operations 2.30 1.97 1.06 (2.20) 3.04
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.53) (.34) (.20) (.67) (.21)
$ Total Distributions (.53) (.34) (.20) (.67) (.21)
$ Net Asset Value, End of Period 12.49 10.72 9.09 8.23 11.10
% Total Return 22.74 22.03 12.95 (20.96) 37.07
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 162,183 107,346 156,480 163,627 229,824
Ratio to average net assets:
– – – – –
% Expenses, Gross .83 .76 .65 .63 .60
% Expenses, Net
(Ƃ)
.75 .62 .45 .44 .45
% Net Investment Income
(Ƃ)
2.41 2.50 2.70 2.95 2.62
% Portfolio Turnover Rate 59 21 16 36 40

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
118 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 104,632
Administrative fees 8,022
Transfer agent fees 6,501
Trustees' fees 551
$ 119,706
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 1,582 $ 207,374 $ 202,336 $ — $ — $ 6,620 $ 219 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 151,345,449 $ 46,099,169 $ (1,364,908) $ 44,734,261
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 3,684,357 $ (17,696,218) $ 44,811,264 $ — $ 30,799,403
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 7,021,993 $ — $ — $ 8,566,195 $ — $ —

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 119
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Australia - 2.0%
Aristocrat Leisure, Ltd. 10,600 438
ASX, Ltd. 6,818 252
BHP Group, Ltd. 147,549 4,199
Brambles, Ltd. 56,274 914
Coles Group, Ltd. 52,973 764
Commonwealth Bank of Australia 14,420 1,617
Computershare, Ltd. 15,185 363
Evolution Mining, Ltd. 67,890 480
Medibank Pvt , Ltd. 80,367 256
Northern Star Resources, Ltd. 56,605 908
Pro Medicus , Ltd. 1,736 298
Qantas Airways, Ltd. 46,798 312
QBE Insurance Group, Ltd. 201,729 2,626
Rio Tinto PLC 45,437 3,253
Rio Tinto, Ltd. 2,745 238
Sigma Healthcare, Ltd. 174,217 355
Suncorp Group, Ltd. 84,867 1,092
Telstra Group, Ltd. 508,975 1,624
Transurban Group(Æ) 80,913 766
Wesfarmers, Ltd. 23,043 1,264
Westpac Banking Corp. 23,159 589
22,608
Austria - 0.7%
ams -OSRAM AG(Æ) 28,579 394
Erste Group Bank AG 61,700 6,382
Mondi PLC 82,756 923
7,699
Belgium - 0.3%
Ageas SA 25,135 1,664
Anheuser-Busch InBev SA 10,055 613
KBC Groep NV 3,686 444
Proximus SADP 45,465 391
3,112
Brazil - 1.1%
Ambev SA 935,995 2,211
Banco Bradesco SA - ADR 744,890 2,518
Banco do Brasil SA 235,016 957
Lojas Renner SA 306,210 845
MercadoLibre , Inc.(Æ) 1,077 2,506
Natura Cosmeticos SA(Æ) 481,067 806
Telefonica Brasil SA 276,106 1,644
Ultrapar Participacoes SA 175,075 697
Wheaton Precious Metals Corp. 4,496 434
12,618
Burkina Faso - 0.0%
Endeavour Mining PLC 10,349 415
Canada - 3.9%
Agnico Eagle Mines, Ltd. 8,107 1,304
Alamos Gold, Inc. Class A 11,476 354
Bank of Montreal 2,956 367
Barrick Mining Corp. 78,474 2,576
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc.
Class A 5,552 300
Canadian Imperial Bank of Commerce 8,222 681
Canadian Natural Resources, Ltd. 10,085 323
CCL Industries, Inc. Class B 5,370 300
Constellation Software, Inc. 268 705
Dollarama , Inc. 20,027 2,603
Enbridge, Inc. 20,647 963
Fairfax Financial Holdings, Ltd. 525 852
Franco-Nevada Corp. Class T 2,251 420
George Weston, Ltd. 4,680 285
Great-West Lifeco , Inc. 36,766 1,559
iA Financial Corp., Inc. 10,100 1,192
Imperial Oil, Ltd. 24,711 2,186
Intact Financial Corp. 4,086 762
Kinross Gold Corp. 44,918 1,045
Loblaw Cos., Ltd. 16,012 636
Magna International, Inc. Class A 76,550 3,616
Manulife Financial Corp. 77,680 2,514
Metro, Inc. Class A 3,785 252
Nutrien , Ltd. 13,925 758
RB Global, Inc. 2,980 296
Royal Bank of Canada 36,372 5,328
Saputo, Inc. 23,643 571
Shopify, Inc. Class A(Æ) 23,706 4,122
Stantec , Inc. 20,514 2,272
Sun Life Financial, Inc. 43,951 2,673
Suncor Energy, Inc. 7,305 291
Tourmaline Oil Corp. 33,087 1,455
WSP Global, Inc. 1,692 324
43,885
China - 4.2%
Alibaba Group Holding, Ltd. 455,400 9,676
Alibaba Group Holding, Ltd. - ADR 11,023 1,879
Baidu, Inc. Class A(Æ) 119,000 1,799
Bank of China (Hong Kong), Ltd. 104,500 514
China Mengniu Dairy Co., Ltd. 273,000 497
China Merchants Bank Co., Ltd. Class
H 167,000 1,042
China Overseas Land & Investment,
Ltd. 968,000 1,624
Haier Smart Home Co., Ltd. Class H 565,400 1,841
Laopu Gold Co., Ltd. Class H 17,386 1,531
Prosus NV 12,570 868
Tencent Holdings, Ltd. 201,488 16,378
Trip.com Group, Ltd. - ADR 82,830 5,852
Weichai Power Co., Ltd. Class H 396,000 818
Xiaomi Corp. Class B(Æ)(Þ) 235,400 1,306
Yangzijiang Shipbuilding Holdings,
Ltd. 243,200 655
46,280
Denmark - 1.4%
Carlsberg A/S Class B 8,996 1,057
Danske Bank A/S 97,258 4,342
DSV A/S 9,918 2,104

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 159,009 7,845
Novonesis ( Novozymes ) B Class B 1,619 97
15,445
Finland - 1.3%
Elisa Oyj 14,422 635
Nokia Oyj 1,354,658 9,250
Nordea Bank Abp 21,027 360
Sampo Oyj Class A 227,255 2,534
Wartsila OYJ Abp Class B 47,363 1,551
14,330
France - 8.2%
Accor SA 75,634 3,858
Airbus SE 11,995 2,958
Amundi SA(Þ) 37,747 2,798
Arkema SA 48,583 2,884
AXA SA 55,571 2,410
BNP Paribas SA 37,250 2,881
Bureau Veritas SA 84,759 2,783
Capgemini SE 4,992 769
Carrefour SA 96,629 1,449
Cie de Saint-Gobain SA 19,900 1,932
Cie Generale des Etablissements
Michelin SCA 140,132 4,475
Credit Agricole SA 99,729 1,799
Danone SA 36,691 3,241
Dassault Aviation SA 5,089 1,635
Engie SA 148,853 3,483
EssilorLuxottica SA 2,268 833
Hermes International 1,290 3,187
L'Air Liquide SA Class A 3,440 667
L'Oreal SA 4,958 2,070
LVMH Moet Hennessy Louis Vuitton
SE 14,920 10,550
Orange SA 170,397 2,714
Publicis Groupe SA 41,370 4,142
Renault SA 24,074 935
Rexel SA Class H 106,103 3,671
Safran SA 8,921 3,167
Sartorius Stedim Biotech 23,856 5,708
Societe Generale SA 69,839 4,419
Teleperformance 52,755 3,757
Thales SA 1,351 384
TotalEnergies SE 63,164 3,933
Valeo SE 56,007 774
Vinci SA 7,625 1,020
91,286
Germany - 8.2%
adidas AG 8,863 1,674
Allianz SE 5,829 2,341
AUMOVIO SE(Æ) 9,346 402
BASF SE 110,114 5,434
Bayer AG 82,531 2,564
Continental AG 48,473 3,658
CTS Eventim AG & Co. KGaA 63,821 5,711
Daimler Truck Holding AG 148,905 5,960
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG 15,637 557
Deutsche Boerse AG 21,070 5,333
Deutsche Post AG 10,096 463
Deutsche Telekom AG 38,624 1,197
E.ON SE 26,241 488
Evonik Industries AG 218,091 3,654
Fresenius Medical Care AG 59,000 3,167
Fresenius SE & Co. KGaA 47,745 2,754
GEA Group AG 14,205 1,015
Hannover Rueck SE 8,402 2,397
Heidelberg Materials AG 4,932 1,155
Infineon Technologies AG 51,990 2,056
Mercedes-Benz Group AG 39,924 2,583
MTU Aero Engines AG 15,804 6,891
Muenchener Rueckversicherungs-
Gesellschaft AG 5,202 3,216
Rheinmetall AG 2,272 4,458
SAP SE 43,801 11,318
Siemens AG 9,060 2,564
Siemens Energy AG(Æ) 7,328 908
Symrise AG 82,393 6,816
90,734
Hong Kong - 1.9%
AIA Group, Ltd. 766,175 7,455
ASMPT, Ltd. 73,900 774
CK Asset Holdings, Ltd. 218,657 1,079
CLP Holdings, Ltd. 165,000 1,407
Hong Kong Exchanges & Clearing, Ltd. 24,700 1,352
Power Assets Holdings, Ltd. 143,500 911
Prudential PLC 481,115 6,682
Sino Land Co., Ltd. 398,000 494
Sun Hung Kai Properties, Ltd. 28,500 346
WH Group, Ltd.(Þ) 1,191,000 1,142
21,642
India - 0.8%
HDFC Bank, Ltd. - ADR 198,448 7,188
Larsen & Toubro, Ltd. - GDR(Þ) 48,053 2,165
9,353
Indonesia - 0.6%
Bank Central Asia Tbk PT 9,806,800 5,007
Bank Negara Indonesia Persero Tbk PT 3,141,400 826
Bank Rakyat Indonesia Persero Tbk PT 4,911,800 1,175
7,008
Ireland - 1.0%
AIB Group PLC 215,457 1,984
Bank of Ireland Group PLC 345,692 5,660
Flutter Entertainment PLC(Æ) 13,474 3,104
10,748
Israel - 0.2%
Bank Hapoalim BM 22,743 462
Bank Leumi Le-Israel BM 25,511 518

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Check Point Software Technologies,
Ltd.(Æ) 3,862 756
1,736
Italy - 3.1%
BPER Banca SpA 166,633 1,992
Coca-Cola HBC AG 29,718 1,349
Davide Campari-Milano SpA 612,789 4,228
Enel SpA 441,454 4,463
Eni SpA 127,029 2,341
FinecoBank Banca Fineco SpA 406,352 9,290
Generali 9,020 347
Intesa Sanpaolo SpA 87,670 564
Recordati SpA 11,220 666
Ryanair Holdings PLC 11,729 355
Ryanair Holdings PLC - ADR 38,974 2,435
Snam SpA 55,324 341
Terna - Rete Elettrica Nazionale 23,893 245
UniCredit SpA 71,745 5,307
33,923
Japan - 16.3%
Advantest Corp. 28,700 4,294
Aeon Co., Ltd. 31,800 502
Ajinomoto Co., Inc. 21,388 606
Alfresa Holdings Corp. 35,000 494
Alps Alpine Co., Ltd. 34,100 434
Amada Co., Ltd. 38,200 455
Asahi Group Holdings, Ltd. 16,800 181
Asics Corp. 30,700 782
Bandai Namco Holdings, Inc. 22,400 696
Bridgestone Corp. 97,000 4,248
Canon, Inc. 76,700 2,201
Capcom Co., Ltd. 13,000 340
Chiba Bank, Ltd. (The) 166,100 1,628
Chugai Pharmaceutical Co., Ltd. 60,300 2,781
Daifuku Co., Ltd. 12,500 399
Dai-ichi Life Holdings, Inc. 107,700 756
Daiichi Sankyo Co., Ltd. 13,600 325
Daikin Industries, Ltd. 28,300 3,302
Daito Trust Construction Co., Ltd. 41,500 774
Daiwa House Industry Co., Ltd. 13,500 458
Denso Corp. 157,400 2,199
Dentsu , Inc. 54,800 1,087
East Japan Railway Co. 17,700 431
Eisai Co., Ltd. 15,110 450
FANUC Corp. 80,500 2,648
Fast Retailing Co., Ltd. 3,900 1,428
Fujikura, Ltd. 8,300 1,133
Fujitsu, Ltd. 44,600 1,163
Fukuoka Financial Group, Inc. 51,000 1,481
Hakuhodo DY Holdings, Inc. 58,500 423
Hino Motors, Ltd.(Æ) 99,200 225
Hitachi, Ltd. 141,000 4,836
Honda Motor Co., Ltd. 120,174 1,220
Horiba, Ltd. 8,800 818
Hoya Corp. 42,500 6,889
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IHI Corp. 30,800 642
Iida Group Holdings Co., Ltd. 55,200 845
Isuzu Motors, Ltd. 9,800 120
Japan Airlines Co., Ltd. 35,700 643
Japan Post Insurance Co., Ltd. Class A 64,300 1,662
Japan Tobacco, Inc. 77,400 2,691
JGC Holdings Corp. 57,600 584
Kajima Corp. 24,700 795
KDDI Corp. 24,900 397
Keyence Corp. 16,400 6,084
Kirin Holdings Co., Ltd. 30,800 432
Kobe Bussan Co., Ltd. 10,000 233
Koito Manufacturing Co., Ltd. 79,800 1,190
Komatsu, Ltd. 46,500 1,553
Konami Holdings Corp. 3,800 636
Kubota Corp. 135,300 1,764
Kyocera Corp. 118,000 1,568
LY Corp. 82,400 242
M3, Inc. 22,200 313
MatsukiyoCocokara & Co. 15,500 281
MEIJI Holdings Co., Ltd. 18,200 350
Minebea Co., Ltd. 178,900 3,531
Mitsubishi Estate Co., Ltd. 107,300 2,271
Mitsubishi Gas Chemical Co., Inc. 35,500 656
Mitsubishi Heavy Industries, Ltd. 50,300 1,506
Mitsubishi UFJ Financial Group, Inc. 106,122 1,603
Mitsui Fudosan Co., Ltd. 34,700 360
Mizuho Financial Group, Inc. 32,700 1,092
MonotaRO Co., Ltd. 15,100 213
MS&AD Insurance Group Holdings,
Inc. 105,600 2,175
Murata Manufacturing Co., Ltd. 369,600 8,101
NEC Corp. 28,000 1,016
Nikon Corp. 40,700 468
Nintendo Co., Ltd. 31,400 2,690
Nippon Television Holdings, Inc. 22,700 550
Nissan Motor Co., Ltd.(Æ) 334,400 773
Nitto Denko Corp. 140,600 3,498
Nomura Research Institute, Ltd. 14,200 556
NTT, Inc. 324,700 334
Obayashi Corp. 32,600 551
Obic Co., Ltd. 7,000 217
Olympus Corp. 251,100 3,106
Ono Pharmaceutical Co., Ltd. 27,592 337
Oracle Corp. 2,600 240
Osaka Gas Co., Ltd. 12,100 380
Otsuka Holdings Co., Ltd. 13,900 753
Pan Pacific International Holdings
Corp. 66,500 396
Panasonic Holdings Corp. 79,300 923
Persol Holdings Co., Ltd. 479,300 796
Recruit Holdings Co., Ltd. 16,300 815
Resona Holdings, Inc. 640,500 6,229
Rinnai Corp. 32,200 730
Rohm Co., Ltd. 105,600 1,685
Sanrio Co., Ltd. 6,700 310
SCREEN Holdings Co., Ltd. 12,300 1,166

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCSK Corp. 4,800 177
Secom Co., Ltd. 12,800 432
Sega Sammy Holdings, Inc. 24,600 455
Sekisui Chemical Co., Ltd. 57,400 993
Shionogi & Co., Ltd. 101,500 1,705
SMC Corp. 3,700 1,262
SoftBank Corp. 2,116,600 5,300
Sompo Holdings, Inc. 100,700 3,068
Sony Financial Group, Inc.(Æ) 42,750 43
Sony Group Corp. 193,350 5,412
Stanley Electric Co., Ltd. 30,423 598
Subaru Corp. 61,088 1,309
Sumitomo Heavy Industries, Ltd. 18,500 494
Sumitomo Mitsui Financial Group, Inc. 49,000 1,326
Sumitomo Mitsui Trust Holdings, Inc. 80,900 2,228
Sumitomo Rubber Industries, Ltd. 51,000 597
Suntory Beverage & Food, Ltd. 123,200 3,725
Suzuki Motor Corp. 59,300 885
T&D Holdings, Inc. 116,000 2,493
Taiheiyo Cement Corp. 17,000 461
Taisei Corp. 7,500 545
Taiyo Nippon Sanso Corp. 7,700 256
Takeda Pharmaceutical Co., Ltd. 96,800 2,618
TDK Corp. 239,100 4,123
THK Co., Ltd. 21,100 564
TIS, Inc. 4,600 158
Toho Co., Ltd. 5,500 324
Tokio Marine Holdings, Inc. 90,700 3,394
Tokyo Electron, Ltd. 31,068 6,892
Toray Industries, Inc. 130,800 801
Toyota Motor Corp. 39,400 804
Trend Micro, Inc. 4,700 240
Tsuruha Holdings, Inc. 57,600 1,000
Yamato Holdings Co., Ltd. 61,684 900
Zozo , Inc. 28,500 246
180,967
Luxembourg - 0.3%
ArcelorMittal SA 89,816 3,420
RTL Group SA 11,186 431
3,851
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 648,883 3,219
Mexico - 0.2%
America Movil SAB de CV - ADR 80,426 1,831
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 89,716 2,680
Adyen NV(Æ)(Þ) 1,964 3,369
Argenx SE(Æ) 3,300 2,696
ASML Holding NV 7,787 8,245
Ferrari NV 5,275 2,110
Heineken NV 5,524 427
ING Groep NV 286,162 7,174
Koninklijke Ahold Delhaize NV 13,509 553
Koninklijke KPN NV 472,956 2,189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koninklijke Philips NV 182,881 4,994
NN Group NV 31,294 2,142
Randstad NV 90,993 3,565
Universal Music Group NV 347,118 9,312
VEON, Ltd. - ADR(Æ) 7,343 353
49,809
New Zealand - 0.1%
Contact Energy, Ltd. 75,598 403
Meridian Energy, Ltd. 123,145 417
Xero , Ltd.(Æ) 2,430 230
1,050
Norway - 0.8%
DNB Bank ASA 99,024 2,530
Equinor ASA Class N 179,099 4,291
Gjensidige Forsikring ASA 21,635 582
Kongsberg Gruppen ASA 16,606 424
Norsk Hydro ASA 22,543 152
Orkla ASA 94,338 957
Telenor ASA 20,996 312
9,248
Poland - 0.3%
Zabka Group SA(Æ) 599,434 3,480
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
LUKOIL PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 2.0%
DBS Group Holdings, Ltd. 93,080 3,852
Grab Holdings, Ltd. Class A(Æ) 849,545 5,106
Oversea-Chinese Banking Corp., Ltd. 218,560 2,860
Sea, Ltd. - ADR(Æ) 40,569 6,339
Singapore Exchange, Ltd. 47,200 612
Singapore Technologies Engineering,
Ltd. 52,100 339
Singapore Telecommunications, Ltd. 956,400 3,118
22,226
South Africa - 0.3%
Anglo American PLC 26,123 985
MTN Group, Ltd. 181,820 1,810
Old Mutual, Ltd. 1,068,638 835
Valterra Platinum, Ltd. 3,534 216
3,846
South Korea - 1.7%
Coway Co., Ltd. 5,633 353
Hankook Tire & Technology Co., Ltd. 13,952 453
Hyundai Mobis Co., Ltd. 7,314 1,620
KB Financial Group, Inc. 20,880 1,701
KT Corp. - ADR 68,380 1,268

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 57,134 4,301
Shinhan Financial Group Co., Ltd. 75,715 3,903
SK Hynix, Inc. 9,718 3,797
SK Telecom Co., Ltd. 29,266 1,075
18,471
Spain - 1.5%
Aena SME SA(Þ) 20,096 545
Banco Bilbao Vizcaya Argentaria SA 49,856 1,006
Banco Santander SA 109,343 1,113
CaixaBank SA 145,229 1,534
Endesa SA 42,027 1,506
Iberdrola SA 58,722 1,189
Industria de Diseno Textil SA 164,298 9,057
Telefonica SA 75,688 383
16,333
Sweden - 1.4%
Assa Abloy AB Class B 34,856 1,320
Atlas Copco AB Class A 106,015 1,792
Atlas Copco AB Class B 150,395 2,265
Essity Aktiebolag Class B 61,720 1,695
Industrivarden AB Class C 14,579 607
Investor AB Class B 10,971 362
Lifco AB Class B 7,942 309
Saab AB Class B 9,100 503
Skanska AB Class B 32,045 876
SKF AB Class B 67,516 1,740
Svenska Cellulosa AB SCA Class B 57,207 763
Svenska Handelsbanken AB Class A 24,410 321
Tele2 AB Class B 51,551 816
Telefonaktiebolaget LM Ericsson Class
B 223,292 2,253
15,622
Switzerland - 3.8%
ABB, Ltd. 17,422 1,293
Adecco Group AG 28,119 784
Chocoladefabriken Lindt & Spruengli
AG 35 814
Cie Financiere Richemont SA Class A 5,821 1,150
Galderma Group AG 15,902 2,940
Geberit AG 418 305
Helvetia Holding AG 609 149
Julius Baer Group, Ltd. 48,204 3,251
Lonza Group AG 11,051 7,624
Partners Group Holding AG 1,400 1,711
Schindler Holding AG 1,583 563
SGS SA 15,349 1,729
Swatch Group AG (The) Class B 6,299 1,310
Swisscom AG 843 617
UBS Group AG 390,722 14,924
Zurich Insurance Group AG 4,728 3,286
42,450
Taiwan - 3.0%
Delta Electronics, Inc. 60,000 1,922
E Ink Holdings, Inc. 120,000 824
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MediaTek , Inc. 39,000 1,655
Taiwan Semiconductor Manufacturing
Co., Ltd. 294,000 14,225
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 48,028 14,429
33,055
Thailand - 0.2%
Kasikornbank PCL 433,700 2,503
United Kingdom - 9.7%
3i Group PLC 18,314 1,059
AstraZeneca PLC 35,833 5,903
Auto Trader Group PLC(Þ) 22,671 233
BAE Systems PLC 36,994 911
Barclays PLC 676,768 3,619
British American Tobacco PLC 114,205 5,846
British Land Co. PLC (The)(ö) 168,518 840
BT Group PLC 915,651 2,234
Burberry Group PLC(Æ) 61,358 997
CK Hutchison Holdings, Ltd. Class B 184,631 1,226
Compass Group PLC 246,571 8,153
Croda International PLC 12,492 474
DCC PLC 13,884 915
Diageo PLC 30,407 700
Diploma PLC 71,867 5,295
easyJet PLC 204,113 1,303
Halma PLC 14,322 667
Hikma Pharmaceuticals PLC 18,045 437
HSBC Holdings PLC 501,029 6,982
Imperial Tobacco Group PLC 7,706 306
Intermediate Capital Group PLC 67,391 1,713
International Consolidated Airlines
Group SA 73,767 405
Intertek Group PLC 92,996 6,200
J Sainsbury PLC 1,003,088 4,501
Kingfisher PLC 286,258 1,162
Klarna Group PLC(Æ) 48,244 1,813
Land Securities Group PLC(ö) 126,658 1,035
Lloyds Banking Group PLC 354,564 415
London Stock Exchange Group PLC 43,308 5,397
National Grid PLC 62,000 927
NatWest Group PLC 63,451 487
Next PLC 4,411 830
Reckitt Benckiser Group PLC 109,100 8,330
RELX PLC 159,577 7,053
Rolls Royce Holdings PLC 245,709 3,769
Schroders PLC 68,254 341
Smiths Group PLC 10,481 348
Standard Chartered PLC 294,558 6,036
Tate & Lyle PLC 114,538 581
Tesco PLC 216,480 1,307
Travis Perkins PLC 61,834 510
Unilever PLC 62,464 3,748
Wise PLC Class A(Æ) 153,786 1,953

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 205,637 778
107,739
United States - 9.3%
Amrize , Ltd.(Æ) 25,320 1,302
Aon PLC Class A 9,352 3,186
AP Moller - Maersk A/S Class B 171 352
BP PLC 496,809 2,904
CyberArk Software, Ltd.(Æ) 1,490 776
Experian PLC 9,267 432
Ferrovial SE 7,232 444
GSK PLC 377,814 8,852
Haleon PLC 2,132,785 9,931
Holcim AG(Æ) 24,851 2,205
James Hardie Industries PLC(Æ) 74,672 1,569
Linde PLC 18,527 7,750
Medtronic PLC 26,771 2,428
Nestle SA 51,676 4,937
Novartis AG 47,593 5,890
Roche Holding AG 25,463 8,223
Sanofi SA 104,588 10,581
Schneider Electric SE 51,017 14,470
Shell PLC 286,909 10,724
Spotify Technology SA(Æ) 5,572 3,651
Swiss Re AG 13,223 2,411
Tenaris SA 38,009 757
103,775
Total Common Stocks
(cost $858,686) 1,052,297
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen SA
0.000% (Æ) 1,113,007 197
Germany - 0.4%
Henkel AG & Co. KGaA
2.864% (Ÿ) 26,939 2,182
Volkswagen AG
6.526% (Ÿ) 17,857 1,855
4,037
Total Preferred Stocks
(cost $5,982) 4,234
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 32,871,958 (∞) 32,865
Total Short-Term Investments
(cost $32,863) 32,865
Total Investments - 97.9%
(identified cost $897,531) 1,089,396
Other Assets and Liabilities,
Net - 2.1%
22,892
Net Assets - 100.0%
1,112,288

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
1.3%
ABN AMRO Bank NV 10/03/19 EUR 89,716 17.28 1,550
2,680
Adyen NV 04/19/22 EUR 1,964 1,747.31 3,432
3,369
Aena SME SA 01/23/25 EUR 20,096 23.36 470
545
Amundi SA 02/28/19 EUR 37,747 66.73 2,519
2,798
Auto Trader Group PLC 08/04/23 GBP 22,671 8.08 183
233
Larsen & Toubro, Ltd. 02/23/24 48,053 41.66 2,002
2,165
WH Group, Ltd. 06/26/19 HKD 1,191,000 0.84 1,005
1,142
Xiaomi Corp. 04/11/25 HKD 235,400 5.68 1,336 1,306
14,238
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 73 EUR 5,936 11/25
126
DAX Index Futures 8 EUR 4,807 12/25
22
EURO STOXX 50 Index Futures 60 EUR 3,401 12/25
163
FTSE/MIB Index Futures 8 EUR 1 , 714 12/25
21
IBEX 35 Index Futures 12 EUR 1,920 11/25
65
OMXS30 Index Futures 56 SEK 15,512 11/25
29
S&P 500 E-Mini Index Futures 4 USD 1,375 12/25
56
S&P/TSX 60 Index Futures 264 CAD 94,068 12/25
1,745
SPI 200 Index Futures 155 AUD 34 , 457 12/25
(39)
TOPIX Index Futures 94 JPY 3 , 133 , 960 12/25 1,297
Short Positions
FTSE 100 Index Futures 83 GBP 8,089 12/25
(490)
Hang Seng Index Futures 67 HKD 86,788 11/25
230
MSCI Emerging Markets Index Futures 893 USD 62 , 849 12/25
(2,724)
MSCI Singapore Index Futures 286 SGD 12 , 758 11/25 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 498
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 587 EUR 507 11/04/25 (2)
Bank of America USD 2,063 EUR 1,790 11/04/25 —
Bank of America USD 375 HKD 2,915 11/04/25 —
Bank of America USD 13,655 JPY 2,000,000 12/17/25 (622)
Bank of America EUR 823 USD 948 11/04/25 —
Bank of America GBP 137 USD 180 11/04/25 —
Bank of America JPY 225,976 USD 1,465 11/05/25 (2)
BNP Paribas USD 6,920 AUD 10,425 12/17/25 (95)
BNP Paribas USD 11,632 CAD 16,034 12/17/25 (174)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 9,501 JPY 1,386,037 12/17/25 (469)
BNP Paribas USD 2,202 SEK 20,393 12/17/25 (50)
BNP Paribas CHF 1,788 USD 2,268 12/17/25 35
BNP Paribas EUR 3,404 USD 4,014 12/17/25 81
BNP Paribas GBP 2,085 USD 2,828 12/17/25 88
Morgan Stanley USD 6,901 AUD 10,425 12/17/25 (77)
Morgan Stanley USD 11,624 CAD 16,034 12/17/25 (166)
Morgan Stanley USD 9,489 JPY 1,386,037 12/17/25 (456)
Morgan Stanley USD 2,192 SEK 20,394 12/17/25 (40)
Morgan Stanley CHF 1,788 USD 2,265 12/17/25 32
Morgan Stanley EUR 3,404 USD 4,005 12/17/25 72
Morgan Stanley GBP 2,085 USD 2,823 12/17/25 83
Royal Bank of Canada USD 6,914 AUD 10,425 12/17/25 (89)
Royal Bank of Canada USD 11,626 CAD 16,034 12/17/25 (168)
Royal Bank of Canada USD 9,496 JPY 1,386,037 12/17/25 (463)
Royal Bank of Canada USD 2,198 SEK 20,394 12/17/25 (46)
Royal Bank of Canada CHF 1,788 USD 2,267 12/17/25 34
Royal Bank of Canada EUR 3,404 USD 4,012 12/17/25 79
Royal Bank of Canada GBP 2,085 USD 2,825 12/17/25 86
Standard Chartered USD 6,899 AUD 10,425 12/17/25 (75)
Standard Chartered USD 11,623 CAD 16,034 12/17/25 (165)
Standard Chartered USD 9,492 JPY 1,386,037 12/17/25 (459)
Standard Chartered USD 2,192 SEK 20,393 12/17/25 (40)
Standard Chartered CHF 1,788 USD 2,265 12/17/25 33
Standard Chartered EUR 3,404 USD 4,006 12/17/25 72
Standard Chartered GBP 2,085 USD 2,823 12/17/25 83
State Street USD 1,547 DKK 9,800 12/17/25 (30)
State Street USD 330 SGD 420 12/17/25 (7)
State Street HKD 2,290 USD 295 12/17/25 —
State Street NOK 55,940 USD 5,641 12/17/25 118
State Street NZD 960 USD 573 12/17/25 23
UBS USD 6,926 AUD 10,425 12/17/25 (102)
UBS USD 11,642 CAD 16,034 12/17/25 (184)
UBS USD 9,503 JPY 1,386,037 12/17/25 (470)
UBS USD 2,203 SEK 20,393 12/17/25 (51)
UBS CHF 1,788 USD 2,270 12/17/25 37
UBS EUR 3,404 USD 4,014 12/17/25 81
UBS GBP 2,085 USD 2,829 12/17/25 89
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3,376)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 22,608 $ —
$ —
$ 22,608
Austria — 7,699 —
—
7,699
Belgium — 3,112 —
—
3,112
Brazil 12,618 — —
—
12,618
Burkina Faso 415 — —
—
415
Canada 43,885 — —
—
43,885
China 7,731 38,549 —
—
46,280
Denmark — 15,445 —
—
15,445
Finland — 14,330 —
—
14,330
France — 91,286 —
—
91,286
Germany 402 90,332 —
—
90,734
Hong Kong — 21,642 —
—
21,642
India 7,188 2,165 —
—
9,353
Indonesia — 7,008 —
—
7,008
Ireland — 10,748 —
—
10,748
Israel 756 980 —
—
1,736
Italy 2,435 31,488 —
—
33,923
Japan 43 180,924 —
—
180,967
Luxembourg — 3,851 —
—
3,851
Macao — 3,219 —
—
3,219
Mexico 1,831 — —
—
1,831
Netherlands 780 49,029 —
—
49,809
New Zealand — 1,050 —
—
1,050
Norway — 9,248 —
—
9,248
Poland — 3,480 —
—
3,480
Russia — — —
—
—
Singapore 11,445 10,781 —
—
22,226
South Africa — 3,846 —
—
3,846
South Korea 1,268 17,203 —
—
18,471
Spain — 16,333 —
—
16,333
Sweden — 15,622 —
—
15,622
Switzerland — 42,450 —
—
42,450
Taiwan 14,429 18,626 —
—
33,055
Thailand — 2,503 —
—
2,503
United Kingdom 1,813 105,926 —
—
107,739
United States 17,791 85,984 —
—
103,775
Preferred Stocks 197 4,037 — — 4,234
Warrants and Rights — — — — —
Short-Term Investments — — — 32,865 32,865

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 129
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 125,027 931,504 — 32,865 1,089,396
Other Financial Instruments
Assets
Futures Contracts 3,754 — — — 3,754
Foreign Currency Exchange Contracts — 1,126 — — 1,126
Liabilities
Futures Contracts (3,256) — — — (3,256)
Foreign Currency Exchange Contracts (4) (4,498) — — (4,502)
Total Other Financial Instruments
*
$ 494 $ (3,372) $ — $ — $ (2,878)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
183,109 16 .5
Consumer Staples ...............................................................................
72,442 6 .5
Energy ................................................................................................
46,130 4 .2
Financial Services ..............................................................................
271,428 24 .4
Health Care ........................................................................................
97,891 8 .8
Materials and Processing ...................................................................
82,611 7 .4
Producer Durables ..............................................................................
118,841 10 .7
Technology .........................................................................................
143,768 12 .9
Utilities ...............................................................................................
36,077 3 .2
Preferred Stocks
Consumer Discretionary ....................................................................
1,855 0 .2
Consumer Staples ...............................................................................
2,182 0 .2
Utilities ...............................................................................................
197 —
**
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
32,865 2 .9
Total Investments ............................................................................... 1,089,396 97 .9
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
130 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,126
Variation margin on futures contracts* 3,754 —
Total
$ 3,754 $ 1,126
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 3,256 $ —
Unrealized depreciation on foreign currency exchange contracts — 4,502
Total
$ 3,256 $ 4,502
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,135 $ —
Foreign currency exchange contracts — (7,057)
Total
$ 5,135 $ (7,057)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (495) $ —
Foreign currency exchange contracts — 2,151
Total
$ (495) $ 2,151
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 131
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,126 $ — $ 1,126
Total Financial and Derivative Assets
1,126 — 1,126
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,126 $ — $ 1,126
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 204 $ 204 $ — $ —
Morgan Stanley
187 187 — —
Royal Bank of Canada
199 199 — —
Standard Chartered
188 188 — —
State Street
141 3 7 — 10 4
UBS
207 207 — —
Total
$ 1,126 $ 1,02 2 $ — $ 10 4

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
132 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,502 $ — $ 4,502
Total Financial and Derivative Liabilities
4,502 — 4,502
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,498 $ — $ 4,498
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 622 $ — $ — $ 622
BNP Paribas 788 204 — 584
Morgan Stanley 739 187 — 552
Royal Bank of Canada 76 6 19 9 — 56 7
Standard Chartered 739 188 — 551
State Street 3 7 3 7 — —
UBS 807 207 — 600
Total
$ 4,498 $ 1,02 2 $ — $ 3,47 6
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 133
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 897,531
Investments, at fair value(>) ........................................................................................................................................................
1,089,396
Cash .............................................................................................................................................................................................. 887
Foreign currency holdings(^) ....................................................................................................................................................... 5,859
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,126
Receivables:
Dividends and interest ...................................................................................................................................................... 2,114
Dividends from affiliated funds ....................................................................................................................................... 117
Investments sold ............................................................................................................................................................... 3,714
Fund shares sold ............................................................................................................................................................... 914
Foreign capital gains taxes recoverable ........................................................................................................................... 6,054
From broker(a) ................................................................................................................................................................. 12,395
Variation margin on futures contracts .............................................................................................................................. 505
Total assets ...............................................................................................................................................................
1,123,081
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,715
Fund shares redeemed ...................................................................................................................................................... 1,513
Accrued fees to affiliates .................................................................................................................................................. 833
Other accrued expenses .................................................................................................................................................... 230
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 4,502
Total liabilities ...........................................................................................................................................................
10,793
Net Assets ...............................................................................................................................................................
$ 1,112,288

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
134 International Developed Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 252,719
Shares of beneficial interest .........................................................................................................................................................
218
Additional paid-in capital ............................................................................................................................................................
859,351
Net Assets ...............................................................................................................................................................
$ 1,112,288
(>)   Investments in affiliates, U.S. Cash Management Fund $ 32,865
(^)     Foreign currency holdings - cost $ 5,988
(a)     Receivable from Broker for Futures $ 12,395
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 50.83
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 53.93
Class A — Net assets ........................................................................................................................................................... $ 22,059,594
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 433,996
Net asset value per share: Class C (#) .......................................................................................................................................... $ 50.88
Class C — Net assets ........................................................................................................................................................... $ 6,521,269
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 128,179
Net asset value per share: Class M (#) ......................................................................................................................................... $ 51.12
Class M — Net assets .......................................................................................................................................................... $ 215,168,889
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,209,236
Net asset value per share: Class S (#) .......................................................................................................................................... $ 51.11
Class S — Net assets ............................................................................................................................................................ $ 820,897,278
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 16,062,582
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 51.22
Class Y — Net assets ........................................................................................................................................................... $ 47,641,052
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 930,111
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 135
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 32,133
Dividends from affiliated funds ....................................................................................................................................... 1,550
Interest .............................................................................................................................................................................. 222
Less foreign taxes withheld ............................................................................................................................................. (3,075)
Total investment income ..............................................................................................................................................................
30,830
Expenses
Advisory fees ................................................................................................................................................................... 7,471
Administrative fees .......................................................................................................................................................... 510
Custodian fees .................................................................................................................................................................. 171
Distribution fees - Class A ............................................................................................................................................... 50
Distribution fees - Class C ............................................................................................................................................... 47
Transfer agent fees - Class A ........................................................................................................................................... 40
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 407
Transfer agent fees - Class S ............................................................................................................................................ 1,585
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 122
Registration fees ............................................................................................................................................................... 96
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 58
Printing fees ..................................................................................................................................................................... 84
Miscellaneous .................................................................................................................................................................. 391
Expenses before reductions .............................................................................................................................................. 11,062
Expense reductions .......................................................................................................................................................... (815)
Net expenses ................................................................................................................................................................................
10,247
Net investment income (loss) .......................................................................................................................................................
20,583
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 69,967
Futures contracts .............................................................................................................................................................. 5,135
Foreign currency exchange contracts ............................................................................................................................... (7,057)
Foreign currency-related transactions .............................................................................................................................. 294
Net realized gain (loss) ................................................................................................................................................................
68,339
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 109,405
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (495)
Foreign currency exchange contracts ............................................................................................................................... 2,151
Foreign currency-related transactions .............................................................................................................................. 253
Net change in unrealized appreciation (depreciation) ................................................................................................................. 111,317
Net realized and unrealized gain (loss) ........................................................................................................................................ 179,656
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 200,239

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
136 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 20,583 $ 21,288
Net realized gain (loss) ................................................................................................................ 68,339 24,437
Net change in unrealized appreciation (depreciation) ................................................................. 111,317 156,360
Net increase (decrease) in net assets from operations ....................................................................... 200,239 202,085
Distributions
To shareholders
Class A ..................................................................................................................................... (554) (342)
Class C ..................................................................................................................................... (132) (72)
Class M .................................................................................................................................... (6,370) (4,372)
Class S ...................................................................................................................................... (25,324) (16,969)
Class Y ..................................................................................................................................... (1,480) (977)
Net decrease in net assets from distributions ..................................................................................... (33,860) (22,732)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (95,555) (199,006)
Total Net Increase (Decrease) in Net Assets ...................................................................
70,824 (19,653)
Net Assets
Beginning of period ........................................................................................................................... 1,041,464 1,061,117
End of period ......................................................................................................................................
$ 1,112,288 $ 1,041,464

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 137
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 61 $ 2,784 54 $ 2,243
Proceeds from reinvestment of distributions 13 553 8 341
Payments for shares redeemed (62) (2,839) (81) (3,400)
Net increase (decrease)
12 498 (19) (816)
Class C
Proceeds from shares sold 4 210 4 151
Proceeds from reinvestment of distributions 3 132 2 72
Payments for shares redeemed (2 1 ) (993) (23) (963)
Net increase (decrease)
(1 4 ) (651) (17) (740)
Class M
Proceeds from shares sold 757 34,285 804 34,312
Proceeds from reinvestment of distributions 155 6,368 107 4,372
Payments for shares redeemed (1,391) (63,075) (904) (38,228)
Net increase (decrease)
(479) (22,422) 7 456
Class S
Proceeds from shares sold 2,042 92,263 1,338 56,507
Proceeds from reinvestment of distributions 611 25,142 413 16,844
Payments for shares redeemed (4,044) (185,270) (6,711) (272,542)
Net increase (decrease)
(1,391) (67,865) (4,960) (199,191)
Class Y
Proceeds from shares sold 23 1,136 26 1,088
Proceeds from reinvestment of distributions 36 1,480 24 977
Payments for shares redeemed (16 6 ) (7,731) (18) (780)
Net increase (decrease)
(107) (5,115) 32 1,285
Total increase (decrease)
(1,979) $ (95,555) (4,957) $ (199,0 06 )

See accompanying notes which are an integral part of the financial statements.
138 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 43.63 36.79 33.13 44.41 32.08
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.75 .73 .66 .67 .67
$ Net Realized and Unrealized Gain (Loss) 7.75 6.90 3.53 (10.63) 11.99
$ Total from Investment Operations 8.50 7.63 4.19 (9.96) 12.66
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.30) (.79) — (1.05) (.33)
$ Distributions from Net Realized Gain — — (.53) (.27) —
$ Total Distributions (1.30) (.79) (.53) (1.32) (.33)
$ Net Asset Value, End of Period 50.83 43.63 36.79 33.13 44.41
% Total Return
(±)
20.20 20.90 12.68 (23.02) 39.61
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 22,060 18,390 16,197 16,547 23,364
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.28 1.28 1.26 1.26 1.25
% Expenses, Net
(Ƃ)
1.26 1.26 1.22 1.22 1.22
% Net Investment Income
(Ƃ)
1.62 1.73 1.70 1.75 1.60
% Portfolio Turnover Rate 32 28 30 32 34
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 43.62 36.76 33.35 44.66 32.24
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.4 0 .41 .38 .38 .35
$ Net Realized and Unrealized Gain (Loss) 7. 80 6.91 3.56 (10.71) 12.09
$ Total from Investment Operations 8.20 7.32 3.94 (10.33) 12.44
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.94) (.46) — (.71) (.02)
$ Distributions from Net Realized Gain — — (.53) (.27) —
$ Total Distributions (.94) (.46) (.53) (.98) (.02)
$ Net Asset Value, End of Period 50.88 43.62 36.76 33.35 44.66
% Total Return 19.31 19.99 11.84 (23.58) 38.59
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 6,521 6,208 5,865 6,326 9,663
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.03 2.03 2.01 2.01 2.00
% Expenses, Net
(Ƃ)
2.01 2.01 1.97 1.97 1.97
% Net Investment Income
(Ƃ)
.87 .97 .97 .98 .83
% Portfolio Turnover Rate 32 28 30 32 34

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 139
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 43.88 36.99 33.18 44.49 32.13
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.93 .89 .81 .82 .87
$ Net Realized and Unrealized Gain (Loss) 7.78 6.95 3.53 (10.63) 11.96
$ Total from Investment Operations 8.71 7.84 4.34 (9.81) 12.83
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.47) (.95) — (1.23) (.47)
$ Distributions from Net Realized Gain — — (.53) (.27) —
$ Total Distributions (1.47) (.95) (.53) (1.50) (.47)
$ Net Asset Value, End of Period 51.12 43.88 36.99 33.18 44.49
% Total Return 20.67 21.38 13.12 (22.71) 40.15
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 215,169 205,711 173,150 268,131 364,171
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.03 1.03 1.01 1.01 1.00
% Expenses, Net
(Ƃ)
.87 .87 .83 .83 .83
% Net Investment Income
(Ƃ)
2.02 2.10 2.10 2.15 2.06
% Portfolio Turnover Rate 32 28 30 32 34
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 43.86 36.97 33.20 44.51 32.14
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.88 .85 .77 .79 .78
$ Net Realized and Unrealized Gain (Loss) 7.80 6.93 3.53 (10.64) 12.02
$ Total from Investment Operations 8.68 7.78 4.30 (9.85) 12.80
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.43) (.89) — (1.19) (.43)
$ Distributions from Net Realized Gain — — (.53) (.27) —
$ Total Distributions (1.43) (.89) (.53) (1.46) (.43)
$ Net Asset Value, End of Period 51.11 43.86 36.97 33.20 44.51
% Total Return 20.57 21.24 12.99 (22.78) 40.02
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 820,897 765,590 828,666 1,131,900 1,578,103
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.03 1.03 1.01 1.01 1.00
% Expenses, Net
(Ƃ)
.97 .97 .93 .93 .93
% Net Investment Income
(Ƃ)
1.91 2.00 1.98 2.05 1.85
% Portfolio Turnover Rate 32 28 30 32 34

See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 43.96 37.06 33.23 44.56 32.17
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.97 .93 .84 .85 .86
$ Net Realized and Unrealized Gain (Loss) 7.79 6.94 3.52 (10.66) 12.02
$ Total from Investment Operations 8.76 7.87 4.36 (9.81) 12.88
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.50) (.97) — (1.25) (.49)
$ Distributions from Net Realized Gain — — (.53) (.27) —
$ Total Distributions (1.50) (.97) (.53) (1.52) (.49)
$ Net Asset Value, End of Period 51.22 43.96 37.06 33.23 44.56
% Total Return 20.75 21.45 13.16 (22.68) 40.26
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 47,641 45,565 37,239 36,313 61,501
Ratio to average net assets:
– – – – –
% Expenses, Gross .83 .83 .81 .81 .80
% Expenses, Net
(Ƃ)
.81 .81 .77 .77 .77
% Net Investment Income
(Ƃ)
2.10 2.17 2.17 2.22 2.05
% Portfolio Turnover Rate 32 28 30 32 34

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 141
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 645,818
Administrative fees 45,061
Distribution fees 8,879
Shareholder servicing fees 1,393
Transfer agent fees 128,205
Trustees' fees 3,309
$ 832,665
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,784 $ 347,132 $ 337,054 $ — $ 3 $ 32,865 $ 1,550 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 910,260,548 $ 235,891,169 $ (56,785,178) $ 179,105,991
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 35,539,318 $ 37,941,873 $ 179,238,222 $ — $ 252,719,413
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 33,860,424 $ — $ — $ 22,732,491 $ — $ —

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
142 International Developed Markets Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.2%
Australia - 0.7%
BHP Group, Ltd. 88,316 2,513
BlueScope Steel, Ltd. 25,018 374
Brambles, Ltd. 139,794 2,271
Computershare, Ltd. 39,306 939
HUB24, Ltd. 8,591 645
Medibank Pvt , Ltd. 169,169 539
Pro Medicus , Ltd. 1,212 208
Rio Tinto PLC 47,323 3,388
Santos, Ltd. 383,479 1,585
Sigma Healthcare, Ltd. 77,880 159
Technology One, Ltd. 16,769 404
Telstra Group, Ltd. 186,042 594
13,619
Austria - 0.4%
ams -OSRAM AG(Æ) 39,651 547
Erste Group Bank AG 45,845 4,742
Mondi PLC 131,081 1,461
Vienna Insurance Group AG Wiener
Versicherung Gruppe 2,688 138
6,888
Belgium - 0.3%
Ageas SA 47,390 3,138
Anheuser-Busch InBev SA 26,421 1,610
Proximus SADP 61,306 527
5,275
Brazil - 0.9%
Ambev SA 950,788 2,246
Banco Bradesco SA - ADR 1,209,008 4,086
Lojas Renner SA 508,171 1,402
MercadoLibre , Inc.(Æ) 2,374 5,525
Natura Cosmeticos SA(Æ) 628,791 1,053
Telefonica Brasil SA 431,293 2,569
Ultrapar Participacoes SA 311,228 1,239
18,120
Burkina Faso - 0.0%
Endeavour Mining PLC 18,892 757
Canada - 1.3%
Air Canada Class B(Æ) 47,433 624
ARC Resources, Ltd. 11,224 207
Bank of Montreal 8,448 1,049
Barrick Mining Corp. 166,332 5,460
Brookfield Corp. 9,634 444
Cameco Corp. 4,001 409
Canadian Imperial Bank of Commerce 12,691 1,051
Canadian National Railway Co. 15,099 1,448
CCL Industries, Inc. Class B 7,854 438
Enbridge, Inc. 3,200 149
iA Financial Corp., Inc. 6,015 710
Intact Financial Corp. 6,148 1,147
Keyera Corp. 23,390 690
Kinross Gold Corp. 32,977 767
Manulife Financial Corp. 47,763 1,546
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien , Ltd. 15,243 830
Royal Bank of Canada 18,675 2,736
Shopify, Inc. Class A(Æ) 16,385 2,849
Stantec , Inc. 14,232 1,576
Sun Life Financial, Inc. 13,171 801
Toronto-Dominion Bank (The) 2,377 195
Tourmaline Oil Corp. 7,072 311
25,437
China - 2.2%
Alibaba Group Holding, Ltd. 414,100 8,798
Alibaba Group Holding, Ltd. - ADR 20,333 3,465
Baidu, Inc. Class A(Æ) 190,800 2,884
China Mengniu Dairy Co., Ltd. 430,000 783
Kuaishou Technology(Þ) 236,200 2,203
PDD Holdings, Inc. - ADR(Æ) 27,057 3,649
Tencent Holdings, Ltd. 134,700 10,949
Trip.com Group, Ltd. - ADR 125,249 8,849
41,580
Denmark - 0.7%
Demant A/S(Æ) 14,888 495
DSV A/S 6,340 1,345
Genmab A/S(Æ) 4,459 1,273
H Lundbeck A/S 40,815 298
Novo Nordisk A/S Class B 190,449 9,396
12,807
Finland - 0.5%
Elisa Oyj 6,423 283
Konecranes Oyj 6,409 632
Nokia Oyj 819,830 5,598
Sampo Oyj Class A 103,835 1,158
Wartsila OYJ Abp Class B 38,979 1,277
8,948
France - 3.9%
Accor SA 33,719 1,720
Airbus SE 25,412 6,267
Arkema SA 14,795 878
AXA SA 62,933 2,730
BNP Paribas SA 115,398 8,926
Capgemini SE 6,750 1,039
Carrefour SA 147,610 2,213
Cie de Saint-Gobain SA 26,592 2,581
Credit Agricole SA 13,050 235
Danone SA 25,771 2,276
Dassault Aviation SA 2,382 765
Eiffage SA 7,533 929
Engie SA 193,926 4,538
EssilorLuxottica SA 7,505 2,756
Gaztransport Et Technigaz SA 4,504 891
Hermes International 618 1,527
Legrand SA 12,068 2,082
LVMH Moet Hennessy Louis Vuitton SE 13,683 9,675
Orange SA 270,204 4,303
Pernod Ricard SA 15,298 1,499
Renault SA 37,789 1,468

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA 137,318 8,689
TotalEnergies SE 87,024 5,419
Valeo SE 88,785 1,227
74,633
Germany - 2.5%
AUMOVIO SE(Æ) 12,676 545
BASF SE 58,825 2,903
Bayerische Motoren Werke AG 2,099 195
Continental AG 22,007 1,661
Daimler Truck Holding AG 146,617 5,868
Deutsche Telekom AG 87,320 2,707
Evonik Industries AG 104,238 1,747
Fresenius Medical Care AG 26,374 1,415
Fresenius SE & Co. KGaA 66,566 3,839
GEA Group AG 3,818 273
Hannover Rueck SE 2,723 777
Henkel AG & Co. KGaA 3,615 270
Infineon Technologies AG 43,000 1,701
LEG Immobilien SE 5,586 425
Mercedes-Benz Group AG 18,587 1,202
Muenchener Rueckversicherungs-
Gesellschaft AG 5,024 3,106
Rheinmetall AG 981 1,925
SAP SE 5,526 1,428
Siemens AG 12,848 3,636
Siemens Healthineers AG(Þ) 36,653 2,053
Symrise AG 106,860 8,840
Talanx AG 6,659 810
Volkswagen AG 5,398 568
47,894
Hong Kong - 1.1%
AIA Group, Ltd. 957,348 9,315
ASMPT, Ltd. 137,000 1,435
CK Asset Holdings, Ltd. 362,000 1,787
Hong Kong Exchanges & Clearing, Ltd. 33,360 1,827
Power Assets Holdings, Ltd. 65,500 416
Prudential PLC 346,698 4,815
WH Group, Ltd.(Þ) 1,445,791 1,386
20,981
India - 0.5%
HDFC Bank, Ltd. - ADR 250,104 9,059
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 4,807,600 1,264
Ireland - 0.8%
Accenture PLC Class A 29,025 7,259
AIB Group PLC 358,478 3,301
Bank of Ireland Group PLC 200,995 3,291
Flutter Entertainment PLC(Æ) 8,312 1,915
15,766
Israel - 0.1%
Bank Leumi Le-Israel BM 21,140 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nice, Ltd.(Æ) 5,633 771
1,200
Italy - 1.0%
BPER Banca SpA 271,263 3,243
De' Longhi SpA 6,620 241
Eni SpA 204,573 3,770
Intesa Sanpaolo SpA 274,599 1,768
Recordati SpA 4,903 291
Ryanair Holdings PLC - ADR 30,530 1,907
UniCredit SpA 93,333 6,904
Unipol Gruppo SpA 27,644 605
18,729
Japan - 5.8%
Advantest Corp. 15,100 2,259
Alfresa Holdings Corp. 56,000 790
Alps Alpine Co., Ltd. 40,000 509
Amada Co., Ltd. 62,800 749
Bridgestone Corp. 21,000 920
Canon, Inc. 76,500 2,195
Chiba Bank, Ltd. (The) 243,600 2,388
Dai-ichi Life Holdings, Inc. 88,200 619
Daiichi Sankyo Co., Ltd. 39,300 940
Denso Corp. 49,700 694
Dentsu , Inc. 88,900 1,763
Eisai Co., Ltd. 31,900 949
Fanuc Corp. 7,700 253
Hakuhodo DY Holdings, Inc. 102,700 742
Hino Motors, Ltd.(Æ) 121,700 276
Hitachi, Ltd. 86,400 2,963
Honda Motor Co., Ltd. 191,531 1,945
Horiba, Ltd. 12,900 1,199
Hoya Corp. 53,600 8,689
Isuzu Motors, Ltd. 26,800 329
Japan Airlines Co., Ltd. 53,400 962
Japan Post Insurance Co., Ltd. Class A 100,700 2,603
JGC Holdings Corp. 92,500 938
Keyence Corp. 20,100 7,456
Kirin Holdings Co., Ltd. 43,600 612
Koito Manufacturing Co., Ltd. 124,700 1,859
Kubota Corp. 213,000 2,777
Kyocera Corp. 142,300 1,891
Mitsubishi Corp. 81,707 1,963
Mitsubishi Estate Co., Ltd. 145,200 3,073
Mitsubishi Gas Chemical Co., Inc. 68,600 1,268
Mitsubishi UFJ Financial Group, Inc. 8,700 131
Mitsui Chemicals, Inc. 15,100 356
Mitsui Fudosan Co., Ltd. 66,000 685
Mizuho Financial Group, Inc. 31,400 1,048
MS&AD Insurance Group Holdings, Inc. 37,900 780
Murata Manufacturing Co., Ltd. 138,800 3,042
Nikon Corp. 61,900 712
Nintendo Co., Ltd. 13,600 1,165
Nippon Television Holdings, Inc. 38,600 936
Nissan Motor Co., Ltd.(Æ) 489,900 1,133
Ono Pharmaceutical Co., Ltd. 52,388 640
ORIX Corp. 34,908 851

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persol Holdings Co., Ltd. 663,100 1,101
Resona Holdings, Inc. 346,200 3,367
Rinnai Corp. 40,200 911
Rohm Co., Ltd. 166,300 2,654
SCREEN Holdings Co., Ltd. 17,900 1,697
Sega Sammy Holdings, Inc. 43,600 806
Sekisui Chemical Co., Ltd. 46,800 810
Sompo Holdings, Inc. 51,600 1,572
Sony Group Corp. 83,100 2,326
Stanley Electric Co., Ltd. 40,629 799
Subaru Corp. 96,485 2,068
Sumitomo Heavy Industries, Ltd. 33,100 884
Sumitomo Metal Mining Co., Ltd. 24,900 818
Sumitomo Mitsui Financial Group, Inc. 191,700 5,189
Sumitomo Mitsui Trust Holdings, Inc. 125,300 3,451
Sumitomo Rubber Industries, Ltd. 79,700 933
T&D Holdings, Inc. 185,300 3,982
Taiheiyo Cement Corp. 24,800 673
Takeda Pharmaceutical Co., Ltd. 57,400 1,552
THK Co., Ltd. 29,400 786
Tokio Marine Holdings, Inc. 55,400 2,073
Tokyo Broadcasting System Holdings,
Inc. 5,300 183
Toyota Motor Corp. 113,700 2,319
Tsuruha Holdings, Inc. 98,200 1,704
Yamato Holdings Co., Ltd. 103,300 1,507
112,217
Luxembourg - 0.0%
RTL Group SA 13,036 503
Mexico - 0.2%
America Movil SAB de CV - ADR 137,605 3,133
Netherlands - 2.3%
ABN AMRO Bank NV(Þ) 140,009 4,182
Argenx SE(Æ) 2,045 1,670
ASML Holding NV 6,500 6,883
Ferrari NV 1,752 701
Heineken NV 30,668 2,371
ING Groep NV 416,201 10,434
Koninklijke Philips NV 141,535 3,865
NN Group NV 64,868 4,440
Randstad NV 43,149 1,691
Universal Music Group NV 290,769 7,800
VEON, Ltd. - ADR(Æ) 12,474 601
44,638
Nigeria - 0.0%
Airtel Africa PLC(Þ) 80,263 292
Norway - 0.0%
Aker ASA Class A 1,841 143
DNB Bank ASA 9,973 255
Norsk Hydro ASA 46,230 312
Orkla ASA 29,875 303
1,013
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
LUKOIL PJSC(Æ)(Š) 3,764 —
LUKOIL PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—
Singapore - 0.6%
DBS Group Holdings, Ltd. 111,324 4,607
Oversea-Chinese Banking Corp., Ltd. 87,700 1,147
Sea, Ltd. - ADR(Æ) 15,787 2,467
Singapore Telecommunications, Ltd. 234,800 766
United Overseas Bank, Ltd. 81,401 2,167
11,154
South Africa - 0.3%
Anglo American PLC 42,721 1,610
MTN Group, Ltd. 287,459 2,863
Old Mutual, Ltd. 2,046,895 1,599
Valterra Platinum, Ltd. 6,635 405
6,477
South Korea - 1.3%
Coway Co., Ltd. 10,278 644
Hankook Tire & Technology Co., Ltd. 22,652 736
Hyundai Mobis Co., Ltd. 11,379 2,520
KB Financial Group, Inc. 32,403 2,640
KT Corp. - ADR 115,154 2,136
Samsung Electronics Co., Ltd. 120,103 9,041
Shinhan Financial Group Co., Ltd. 113,421 5,847
SK Telecom Co., Ltd. 54,364 1,997
25,561
Spain - 0.6%
Aena SME SA(Þ) 83,620 2,270
Industria de Diseno Textil SA 155,621 8,579
Mapfre SA 108,062 477
11,326
Sweden - 0.6%
Atlas Copco AB Class B 41,258 621
Essity Aktiebolag Class B 27,186 747
Industrivarden AB Class A 5,008 209
Investor AB Class B 57,328 1,892
SKF AB Class B 114,989 2,964
Telefonaktiebolaget LM Ericsson Class B 581,335 5,867
12,300
Switzerland - 1.3%
Adecco Group AG 45,681 1,273
Cie Financiere Richemont SA Class A 14,968 2,958
Galderma Group AG 9,735 1,800
Logitech International SA 3,234 389
SGS SA 7,175 808
Sonova Holding AG 1,656 450
Swatch Group AG (The) Class B 10,646 2,214
TE Connectivity PLC 1,771 437

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UBS Group AG 305,164 11,656
Zurich Insurance Group AG 3,604 2,504
24,489
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing
Co., Ltd. 129,000 6,242
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 153,904 46,237
52,479
Thailand - 0.3%
Kasikornbank PCL - NVDR 877,700 5,066
SCB X PCL - NVDR 165,500 671
5,737
Turkey - 0.0%
Coca-Cola Icecek AS 178,901 219
United Kingdom - 4.6%
AstraZeneca PLC 12,576 2,072
AstraZeneca PLC - ADR 43,359 3,573
BAE Systems PLC 44,064 1,085
British American Tobacco PLC 145,907 7,469
British Land Co. PLC (The)(ö) 280,035 1,397
BT Group PLC 1,208,111 2,948
Burberry Group PLC(Æ) 98,898 1,608
CK Hutchison Holdings, Ltd. Class B 295,000 1,958
Compass Group PLC 132,123 4,369
DCC PLC 27,407 1,807
easyJet PLC 331,671 2,117
Games Workshop Group PLC 1,694 355
Howden Joinery Group PLC 15,453 176
HSBC Holdings PLC 284,933 3,970
Imperial Tobacco Group PLC 6,246 248
International Consolidated Airlines Group
SA 57,904 318
J Sainsbury PLC 244,736 1,098
JET2 PLC 43,559 760
Kingfisher PLC 682,383 2,769
Klarna Group PLC(Æ) 47,979 1,802
Land Securities Group PLC(ö) 208,845 1,707
Lloyds Banking Group PLC 4,343,507 5,083
NatWest Group PLC 647,043 4,965
Next PLC 6,164 1,159
Reckitt Benckiser Group PLC 59,553 4,547
RELX PLC 174,775 7,725
Rolls-Royce Holdings PLC 84,992 1,304
Standard Chartered PLC 338,540 6,937
Subsea 7 SA 8,843 162
Tate & Lyle PLC 162,763 826
TechnipFMC PLC 48,575 2,008
Unilever PLC 132,272 7,937
Unite Group PLC (The)(ö) 29,616 221
WPP PLC 322,476 1,221
87,701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 55.6%
Abbott Laboratories 31,946 3,949
AbbVie, Inc. 14,786 3,224
Adobe, Inc.(Æ) 9,978 3,396
Advanced Micro Devices, Inc.(Æ) 811 208
Aflac, Inc. 22,614 2,424
Agilent Technologies, Inc. 2,032 297
Airbnb, Inc. Class A(Æ) 87,726 11,101
Akamai Technologies, Inc.(Æ) 2,723 205
Albemarle Corp. 1,430 140
Align Technology, Inc.(Æ) 655 90
Allstate Corp. (The) 11,498 2,202
Alphabet, Inc. Class A 38,134 10,723
Alphabet, Inc. Class C 217,263 61,229
Altria Group, Inc. 46,087 2,598
Amazon.com, Inc.(Æ) 193,210 47,186
American Express Co. 5,429 1,958
American Financial Group, Inc. 2,733 360
American International Group, Inc. 25,408 2,006
American Tower Corp.(ö) 8,722 1,561
Amphenol Corp. Class A 5,680 791
Amrize , Ltd.(Æ) 16,246 835
Analog Devices, Inc. 7,423 1,738
Antero Midstream Corp. 83,460 1,440
Antero Resources Corp.(Æ) 23,638 731
AP Moller - Maersk A/S Class A 352 726
AP Moller - Maersk A/S Class B 842 1,736
API Group Corp.(Æ) 10,157 374
Apollo Global Management, Inc. 1,712 213
Apple, Inc. 225,439 60,952
Applied Materials, Inc. 94,901 22,121
Arista Networks, Inc.(Æ) 22,399 3,532
Armstrong World Industries, Inc. 3,862 735
Astera Labs, Inc.(Æ) 5,527 1,032
Autodesk, Inc.(Æ) 1,405 423
Automatic Data Processing, Inc. 10,555 2,747
AvalonBay Communities, Inc.(ö) 4,478 779
Baker Hughes Co. 136,984 6,631
Bank of America Corp. 199,456 10,661
Berkshire Hathaway, Inc. Class B(Æ) 6,823 3,258
Best Buy Co., Inc. 2,658 218
BlackRock, Inc. 3,361 3,639
Blackstone, Inc. Class A 35,316 5,179
Boeing Co. (The)(Æ) 14,307 2,876
Booking Holdings, Inc. 1,563 7,937
Boston Scientific Corp.(Æ) 2,285 230
BP PLC 783,453 4,580
Bristol-Myers Squibb Co. 64,397 2,967
Broadcom, Inc. 77,443 28,625
Brown & Brown, Inc. 3,063 244
Brown-Forman Corp. Class B 18,943 516
Builders FirstSource , Inc.(Æ) 1,850 215
Cadence Design Systems, Inc.(Æ) 686 232
Capital One Financial Corp. 45,923 10,103
Carlisle Cos., Inc. 702 228
CF Industries Holdings, Inc. 2,569 214
Charles Schwab Corp. (The) 137,253 12,973

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chevron Corp. 8,963 1,414
Chipotle Mexican Grill, Inc. Class A(Æ) 152,487 4,832
Cigna Group (The) 21,361 5,221
Cincinnati Financial Corp. 6,817 1,054
Cintas Corp. 2,959 542
Cisco Systems, Inc. 70,149 5,129
Citigroup, Inc. 26,469 2,679
CME Group, Inc. Class A 23,310 6,189
Coca-Cola Co. (The) 12,066 831
Coca-Cola Consolidated, Inc. 7,967 1,039
Cognizant Technology Solutions Corp.
Class A 38,787 2,827
ConocoPhillips 5,535 492
Cooper Cos, Inc. (The)(Æ) 80,830 5,651
Copart , Inc.(Æ) 3,475 149
Corning, Inc. 47,838 4,261
Costco Wholesale Corp. 5,581 5,087
Coterra Energy, Inc. 7,734 183
CSX Corp. 79,452 2,862
Cummins, Inc. 1,191 521
Danaher Corp. 17,700 3,812
Deckers Outdoor Corp.(Æ) 26,996 2,200
Delta Air Lines, Inc. 80,582 4,624
Devon Energy Corp. 9,096 296
DexCom , Inc.(Æ) 50,241 2,925
Diamondback Energy, Inc. 1,715 246
DocuSign, Inc.(Æ) 2,857 209
DoorDash , Inc. Class A(Æ) 6,796 1,729
Doximity , Inc. Class A(Æ) 16,243 1,072
DraftKings , Inc. Class A(Æ) 18,580 568
eBay, Inc. 25,345 2,061
Ecolab, Inc. 784 201
Edison International 24,081 1,334
Edwards Lifesciences Corp.(Æ) 22,337 1,842
Electronic Arts, Inc. 998 200
Elevance Health, Inc. 16,959 5,379
Eli Lilly & Co. 12,666 10,929
EMCOR Group, Inc. 4,377 2,958
Emerson Electric Co. 1,775 248
EOG Resources, Inc. 25,100 2,657
EQT Corp. 4,628 248
Equifax, Inc. 33,281 7,026
Equity LifeStyle Properties, Inc. Class
A(ö) 14,324 875
Erie Indemnity Co. Class A 896 262
Expand Energy Corp. 2,384 246
Expedia Group, Inc. 1,200 264
Expeditors International of Washington,
Inc. 2,045 249
Exxon Mobil Corp. 59,634 6,820
F5, Inc.(Æ) 630 159
FactSet Research Systems, Inc. 509 136
Fastenal Co. 11,097 457
FedEx Corp. 1,760 447
Ferguson Enterprises, Inc. 12,100 3,007
Fiserv, Inc.(Æ) 6,946 463
Fortinet, Inc.(Æ) 3,251 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fox Corp. Class A 16,998 1,099
Fox Corp. Class B 47,123 2,752
Garmin, Ltd. 12,607 2,697
GE Vernova , Inc. 1,231 720
General Dynamics Corp. 32,874 11,338
General Electric Co. 2,512 776
General Motors Co. 45,711 3,158
Gilead Sciences, Inc. 48,100 5,762
Goldman Sachs Group, Inc. (The) 3,278 2,588
GSK PLC 300,156 7,033
Haleon PLC 2,534,721 11,802
Hartford Insurance Group, Inc. (The) 12,609 1,566
HCA Healthcare, Inc. 28,542 13,120
Hershey Co. (The) 9,149 1,552
Holcim AG(Æ) 14,463 1,283
Home Depot, Inc. (The) 7,404 2,811
Honeywell International, Inc. 15,038 3,028
Hormel Foods Corp. 22,969 496
Hubbell, Inc. Class B 3,594 1,689
HubSpot , Inc.(Æ) 2,658 1,308
IDEX Corp. 4,342 744
Illinois Tool Works, Inc. 1,510 368
Insulet Corp.(Æ) 8,000 2,504
Intuit, Inc. 9,806 6,546
Intuitive Surgical, Inc.(Æ) 10,963 5,857
Ionis Pharmaceuticals, Inc.(Æ) 2,496 185
Jack Henry & Associates, Inc. 1,280 191
Johnson & Johnson 56,490 10,669
JPMorgan Chase & Co. 33,794 10,514
Kellanova 15,437 1,282
Keysight Technologies, Inc.(Æ) 1,732 317
Kimberly-Clark Corp. 18,804 2,251
KLA Corp. 1,678 2,028
Kroger Co. (The) 6,607 420
Lam Research Corp. 16,197 2,550
Las Vegas Sands Corp. 44,207 2,624
Linde PLC 25,621 10,717
Lockheed Martin Corp. 1,701 837
LPL Financial Holdings, Inc. 1,028 388
Lululemon Athletica , Inc.(Æ) 1,114 190
Marsh & McLennan Cos., Inc. 14,374 2,561
Marvell Technology, Inc. 9,687 908
MasTec , Inc.(Æ) 7,496 1,530
Mastercard , Inc. Class A 36,640 20,225
McCormick & Co., Inc. 15,358 985
McDonald's Corp. 9,847 2,939
Medtronic PLC 13,077 1,186
Merck & Co., Inc. 61,176 5,260
Meta Platforms, Inc. Class A 58,138 37,694
MetLife, Inc. 21,960 1,753
Microsoft Corp. 105,004 54,372
Mid-America Apartment Communities,
Inc.(ö) 5,597 718
Mondelez International, Inc. Class A 46,157 2,652
Monster Beverage Corp.(Æ) 50,078 3,347
Moody's Corp. 1,179 566
MSCI, Inc. Class A 11,710 6,892

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 61,090 5,836
NetApp, Inc. 2,103 248
Netflix, Inc. Class B(Æ) 7,065 7,905
NEXTracker , Inc. Class A(Æ) 22,031 2,230
NIKE, Inc. Class B 55,680 3,596
Nordson Corp. 3,301 766
Northrop Grumman Corp. 12,308 7,181
Novartis AG 56,790 7,028
Nucor Corp. 1,602 240
NVIDIA Corp. 223,978 45,353
NVR, Inc.(Æ) 30 216
Old Dominion Freight Line, Inc. 1,782 250
ON Semiconductor Corp.(Æ) 5,502 276
Oracle Corp. 8,943 2,349
O'Reilly Automotive, Inc.(Æ) 17,883 1,689
Otis Worldwide Corp. 21,375 1,983
Packaging Corp. of America 6,461 1,265
Palantir Technologies, Inc. Class A(Æ) 35,330 7,083
Palo Alto Networks, Inc.(Æ) 1,145 252
Parker-Hannifin Corp. 2,873 2,220
Paychex, Inc. 18,773 2,197
PepsiCo, Inc. 42,508 6,210
PG&E Corp. 95,687 1,527
Philip Morris International, Inc. 22,974 3,316
Pilgrim's Pride Corp. 41,531 1,582
Principal Financial Group, Inc. 8,195 689
Procter & Gamble Co. (The) 51,057 7,677
Progressive Corp. (The) 24,180 4,981
Public Storage(ö) 4,791 1,335
PulteGroup, Inc. 2,273 272
QUALCOMM, Inc. 12,578 2,275
Range Resources Corp. 8,548 304
Regeneron Pharmaceuticals, Inc. 254 166
Reliance, Inc. 3,670 1,037
ResMed , Inc. 1,572 388
ROBLOX Corp. Class A(Æ) 19,921 2,265
Roche Holding AG 32,315 10,461
Roku, Inc.(Æ) 4,183 444
Ross Stores, Inc. 2,218 353
RPM International, Inc. 1,517 166
RTX Corp. 25,398 4,534
Salesforce, Inc. 5,957 1,551
Sanofi SA 85,340 8,634
Schneider Electric SE 50,775 14,401
Seagate Technology Holdings PLC 38,222 9,780
ServiceNow , Inc.(Æ) 2,360 2,170
Shell PLC 243,995 9,116
Smithfield Foods, Inc. 41,960 930
Smurfit WestRock PLC 4,479 165
Snap-on, Inc. 3,779 1,268
Solstice Advanced Materials Inc.(Æ) 3,759 169
Spotify Technology SA(Æ) 2,541 1,665
Starbucks Corp. 16,044 1,297
Swiss Re AG 7,625 1,390
Synopsys, Inc.(Æ) 11,349 5,150
Take-Two Interactive Software, Inc.(Æ) 11,398 2,922
Target Corp. 1,574 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 9,972 199
Teradyne, Inc. 1,877 341
Tesla, Inc.(Æ) 13,357 6,098
Texas Instruments, Inc. 3,052 493
Texas Pacific Land Corp. 266 251
TJX Cos., Inc. (The) 37,753 5,291
T-Mobile US, Inc. 8,017 1,684
Tractor Supply Co. 4,050 219
Trane Technologies PLC 1,043 468
TransDigm Group, Inc. 7,213 9,438
Travelers Cos., Inc. (The) 9,940 2,670
Uber Technologies, Inc.(Æ) 128,620 12,412
Ulta Beauty, Inc.(Æ) 4,025 2,093
Union Pacific Corp. 14,794 3,260
United Airlines, Inc.(Æ) 41,391 3,892
United Parcel Service, Inc. Class B 2,479 239
United Rentals, Inc. 641 558
United Therapeutics Corp.(Æ) 412 184
UnitedHealth Group, Inc. 36,820 12,576
Valero Energy Corp. 1,820 309
Veeva Systems, Inc. Class A(Æ) 1,187 346
Verisk Analytics, Inc. Class A 1,301 285
Vertex Pharmaceuticals, Inc.(Æ) 14,790 6,294
Vertiv Holdings Co. Class A 45,875 8,847
Viking Holdings, Ltd.(Æ) 29,834 1,815
Visa, Inc. Class A 18,618 6,344
W.W. Grainger, Inc. 295 289
Walmart, Inc. 18,504 1,872
Waste Management, Inc. 13,807 2,758
Waters Corp.(Æ) 656 229
Watsco , Inc. 570 210
Wells Fargo & Co. 2,257 196
Welltower , Inc.(ö) 33,578 6,079
Williams-Sonoma, Inc. 1,238 241
Workday, Inc. Class A(Æ) 1,734 416
Zebra Technologies Corp. Class A(Æ) 717 193
Zoetis, Inc. Class A 1,921 277
Zoom Video Communications, Inc. Class
A(Æ) 2,199 192
1,066,486
Total Common Stocks
(cost $1,178,339) 1,788,682
Preferred Stocks - 0.3%
Brazil - 0.0%
Raizen SA
0.972% (Æ) 2,492,790 440
Germany - 0.3%
Henkel AG & Co. KGaA
2.864% (Ÿ) 22,516 1,824
Volkswagen AG
6.526% (Ÿ) 29,126 3,026
4,850

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $6,579) 5,290
Short-Term Investments - 2.3%
United States - 2.3%
U.S. Cash Management Fund(@) 44,178,851 (∞) 44,170
Total Short-Term Investments
(cost $44,170) 44,170
Total Investments - 95.8%
(identified cost $1,229,088) 1,838,142
Other Assets and Liabilities,
Net - 4.2%
80,527
Net Assets - 100.0%
1,918,669

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.6%
ABN AMRO Bank NV 03/26/20 EUR 140,009 10.37 1,452
4,182
Aena SME SA 09/10/24 EUR 83,620 21.50 1,798
2,270
Airtel Africa PLC 09/09/25 GBP 80,263 3.02 243
292
Kuaishou Technology 11/01/24 HKD 236,200 5.88 1,388
2,203
Siemens Healthineers AG 09/25/25 EUR 36,653 54.11 1,983
2,053
WH Group, Ltd. 11/10/22 HKD 1,445,791 0.55 794 1,386
12,386
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 245 USD 30,501 12/25
870
S&P 500 E-Mini Index Futures 797 USD 273,929 12/25
8,427
S&P/TSX 60 Index Futures 103 CAD 36,701 12/25
681
SPI 200 Index Futures 117 AUD 26,009 12/25 (22)
Short Positions
CAC40 Euro Index Futures 270 EUR 21,956 11/25
(569)
DAX Index Futures 32 EUR 19,227 12/25
(325)
EURO STOXX 50 Index Futures 219 EUR 12,415 12/25
(629)
FTSE 100 Index Futures 501 GBP 48,828 12/25
(2,970)
FTSE/MIB Index Futures 31 EUR 6,643 12/25
(16)
Hang Seng Index Futures 35 HKD 45,337 11/25
120
IBEX 35 Index Futures 47 EUR 7,521 11/25
(256)
MSCI Emerging Markets Index Futures 1,191 USD 83,823 12/25
(3,652)
MSCI Singapore Index Futures 151 SGD 6,736 11/25
(2)
OMXS30 Index Futures 208 SEK 57,616 11/25
(110)
TOPIX Index Futures 26 JPY 866,840 12/25 (398)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,149
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 23,593 JPY 3,500,000 12/17/25 (784)
Bank of America AUD 338 USD 221 11/04/25 —
Bank of America CAD 1,350 USD 963 11/03/25 1
Bank of America CHF 899 USD 1,118 11/04/25 1
Bank of America EUR 4,611 USD 5,316 11/04/25 1
Bank of America GBP 1,368 USD 1,796 11/04/25 (1)
Bank of America HKD 1,778 USD 229 11/04/25 —
Bank of America JPY 438,083 USD 2,840 11/05/25 (3)
Bank of America SGD 291 USD 224 11/04/25 —
BNP Paribas USD 6,127 AUD 9,230 12/17/25 (85)
BNP Paribas USD 4,470 JPY 652,072 12/17/25 (220)
BNP Paribas CHF 9,271 USD 11,761 12/17/25 181
BNP Paribas EUR 17,542 USD 20,687 12/17/25 417
BNP Paribas GBP 9,397 USD 12,741 12/17/25 396
Morgan Stanley USD 6,110 AUD 9,230 12/17/25 (68)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 4,464 JPY 652,072 12/17/25 (215)
Morgan Stanley CHF 9,271 USD 11,748 12/17/25 168
Morgan Stanley EUR 17,542 USD 20,642 12/17/25 372
Morgan Stanley GBP 9,397 USD 12,718 12/17/25 373
Royal Bank of Canada USD 6,121 AUD 9,230 12/17/25 (79)
Royal Bank of Canada USD 4,468 JPY 652,072 12/17/25 (218)
Royal Bank of Canada CHF 9,271 USD 11,756 12/17/25 177
Royal Bank of Canada EUR 17,542 USD 20,677 12/17/25 406
Royal Bank of Canada GBP 9,397 USD 12,730 12/17/25 385
Standard Chartered USD 6,108 AUD 9,230 12/17/25 (66)
Standard Chartered USD 4,466 JPY 652,072 12/17/25 (216)
Standard Chartered CHF 9,271 USD 11,749 12/17/25 170
Standard Chartered EUR 17,542 USD 20,643 12/17/25 374
Standard Chartered GBP 9,397 USD 12,720 12/17/25 374
State Street USD 31 EUR 27 11/03/25 —
State Street USD 160 EUR 139 11/03/25 —
State Street USD 250 GBP 190 11/03/25 —
State Street USD 41 ILS 132 11/03/25 —
State Street USD 173 NZD 290 12/17/25 (7)
State Street USD 2,663 SEK 24,762 12/17/25 (50)
State Street BRL 1,129 USD 210 11/04/25 —
State Street CAD 2 USD 2 11/03/25 —
State Street CAD 14,555 USD 10,552 12/17/25 151
State Street CHF 226 USD 281 11/03/25 —
State Street CHF 279 USD 347 11/03/25 —
State Street DKK 27,019 USD 4,265 12/17/25 83
State Street EUR 46 USD 53 11/03/25 —
State Street EUR 90 USD 104 11/03/25 —
State Street GBP 4 USD 6 11/03/25 —
State Street GBP 72 USD 94 11/03/25 —
State Street HKD 2,830 USD 364 12/17/25 —
State Street NOK 29,929 USD 3,018 12/17/25 64
State Street SGD 120 USD 94 12/17/25 2
UBS USD 6,132 AUD 9,230 12/17/25 (90)
UBS USD 4,471 JPY 652,072 12/17/25 (222)
UBS CHF 9,271 USD 11,771 12/17/25 191
UBS EUR 17,542 USD 20,687 12/17/25 418
UBS GBP 9,397 USD 12,746 12/17/25 400
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,781
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 13,619 $ — $ — $ 13,619
Austria — 6,888 — — 6,888
Belgium — 5,275 — — 5,275
Brazil 18,120 — — — 18,120
Burkina Faso 757 — — — 757
Canada 25,437 — — — 25,437

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China 15,963 25,617 — — 41,580
Denmark — 12,807 — — 12,807
Finland — 8,948 — — 8,948
France — 74,633 — — 74,633
Germany 545 47,349 — — 47,894
Hong Kong — 20,981 — — 20,981
India 9,059 — — — 9,059
Indonesia — 1,264 — — 1,264
Ireland 7,259 8,507 — — 15,766
Israel — 1,200 — — 1,200
Italy 1,907 16,822 — — 18,729
Japan — 112,217 — — 112,217
Luxembourg — 503 — — 503
Mexico 3,133 — — — 3,133
Netherlands 601 44,037 — — 44,638
Nigeria — 292 — — 292
Norway — 1,013 — — 1,013
Russia — — — — —
Singapore 2,467 8,687 — — 11,154
South Africa — 6,477 — — 6,477
South Korea 2,136 23,425 — — 25,561
Spain — 11,326 — — 11,326
Sweden — 12,300 — — 12,300
Switzerland 437 24,052 — — 24,489
Taiwan 46,237 6,242 — — 52,479
Thailand — 5,737 — — 5,737
Turkey — 219 — — 219
United Kingdom 7,604 80,097 — — 87,701
United States 981,426 85,060 — — 1,066,486
Preferred Stocks 440 4,850 — — 5,290
Short-Term Investments — — — 44,170 44,170
Total Investments 1,123,528 670,444 — 44,170 1,838,142
Other Financial Instruments
Assets
Futures Contracts 10,098 — — — 10,098
Foreign Currency Exchange Contracts 3 5,102 — — 5,105
Liabilities
Futures Contracts (8,949) — — — (8,949)
Foreign Currency Exchange Contracts (4) (2,320) — — (2,324)
Total Other Financial Instruments
*
$ 1,148 $ 2,782 $ — $ — $ 3,9 30

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 153
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
252,059 13.1
Consumer Staples ...............................................................................
90,369 4.7
Energy ................................................................................................
64,693 3.4
Financial Services ..............................................................................
359,437 18.7
Health Care ........................................................................................
186,772 9.7
Materials and Processing ...................................................................
62,781 3.3
Producer Durables ..............................................................................
164,426 8.6
Technology .........................................................................................
578,116 30.1
Utilities ...............................................................................................
30,029 1.6
Preferred Stocks
Consumer Discretionary ....................................................................
3,026 0.2
Consumer Staples ...............................................................................
1,824 0.1
Utilities ...............................................................................................
440 —
* *
Short-Term Investments .............................................................
44,170 2.3
Total Investments ............................................................................... 1,838,142 95.8
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,105
Variation margin on futures contracts* 10,098 —
Total
$ 10,098 $ 5,105
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 8, 949 $ —
Unrealized depreciation on foreign currency exchange contracts — 2,324
Total
$ 8,949 $ 2,324
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,470 $ —
Foreign currency exchange contracts — (14,443)
Total
$ 2,470 $ (14,443)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (1,033) $ —
Foreign currency exchange contracts — 2,072
Total
$ (1,033) $ 2,072
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 155
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,105 $ — $ 5,105
Total Financial and Derivative Assets
5,105 — 5,105
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,102 $ — $ 5,102
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 994 $ 305 $ — $ 689
Morgan Stanley
913 283 — 630
Royal Bank of Canada
96 8 297 — 67 1
Standard Chartered
918 282 — 636
State Street
300 57 — 24 3
UBS
1,009 312 — 697
Total
$ 5,102 $ 1,536 $ — $ 3,566

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
156 Global Equity Fund
Amounts in thousands
^
    Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
    Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,324 $ — $ 2,324
Total Financial and Derivative Liabilities
2,324 — 2,324
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,3 20 $ — $ 2,3 20
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 784 $ — $ — $ 784
BNP Paribas 305 305 — —
Morgan Stanley 283 283 — —
Royal Bank of Canada 297 297 — —
Standard Chartered 282 282 — —
State Street 57 57 — —
UBS 312 312 — —
Total
$ 2,320 $ 1,536 $ — $ 784
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 157
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,229,088
Investments, at fair value(>) ........................................................................................................................................................
1,838,142
Foreign currency holdings(^) ....................................................................................................................................................... 9,116
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,105
Receivables:
Dividends and interest ...................................................................................................................................................... 2,145
Dividends from affiliated funds ....................................................................................................................................... 204
Investments sold ............................................................................................................................................................... 34,867
Fund shares sold ............................................................................................................................................................... 1,209
Foreign capital gains taxes recoverable ........................................................................................................................... 3,505
From broker(a) ................................................................................................................................................................. 35,680
Variation margin on futures contracts .............................................................................................................................. 1,158
Total assets ...............................................................................................................................................................
1 , 931 ,131
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,695
Investments purchased ..................................................................................................................................................... 4,969
Fund shares redeemed ...................................................................................................................................................... 1,831
Accrued fees to affiliates .................................................................................................................................................. 1,381
Other accrued expenses .................................................................................................................................................... 262
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,324
Total liabilities ...........................................................................................................................................................
1 2 ,462
Net Assets ...............................................................................................................................................................
$ 1,918,669

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
158 Global Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 772,211
Shares of beneficial interest .........................................................................................................................................................
1,621
Additional paid-in capital ............................................................................................................................................................
1,144,837
Net Assets ...............................................................................................................................................................
$ 1,918,669
(>)   Investments in affiliates, U.S. Cash Management Fund $ 44,170
(^)     Foreign currency holdings - cost $ 9,209
(a)     Receivable from Broker for Futures $ 35,680
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.67
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.38
Class A — Net assets ........................................................................................................................................................... $ 15,603,953
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,336,737
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.38
Class C — Net assets ........................................................................................................................................................... $ 2,960,219
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 260,111
Net asset value per share: Class M (#) ......................................................................................................................................... $ 11.87
Class M — Net assets .......................................................................................................................................................... $ 293,707,836
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 24,740,449
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.86
Class S — Net assets ............................................................................................................................................................ $ 911,715,571
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 76,887,351
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 11.81
Class Y — Net assets ........................................................................................................................................................... $ 694,681,675
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 58,833,982
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 159
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 41,957
Dividends from affiliated funds ....................................................................................................................................... 3,074
Interest .............................................................................................................................................................................. 1,096
Less foreign taxes withheld ............................................................................................................................................. (3,081)
Total investment income ..............................................................................................................................................................
43,046
Expenses
Advisory fees ................................................................................................................................................................... 13,743
Administrative fees .......................................................................................................................................................... 924
Custodian fees .................................................................................................................................................................. 222
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 21
Transfer agent fees - Class A ........................................................................................................................................... 28
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 579
Transfer agent fees - Class S ............................................................................................................................................ 1,897
Transfer agent fees - Class Y ........................................................................................................................................... 30
Professional fees .............................................................................................................................................................. 170
Registration fees ............................................................................................................................................................... 118
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 109
Printing fees ..................................................................................................................................................................... 117
Miscellaneous .................................................................................................................................................................. 306
Expenses before reductions .............................................................................................................................................. 18,312
Expense reductions .......................................................................................................................................................... (883)
Net expenses ................................................................................................................................................................................
17,429
Net investment income (loss) .......................................................................................................................................................
25,617
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 184,083
Futures contracts .............................................................................................................................................................. 2,470
Foreign currency exchange contracts ............................................................................................................................... (14,443)
Foreign currency-related transactions .............................................................................................................................. 490
Net realized gain (loss) ................................................................................................................................................................
172,600
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 146,039
Futures contracts .............................................................................................................................................................. (1,033)
Foreign currency exchange contracts ............................................................................................................................... 2,072
Foreign currency-related transactions .............................................................................................................................. 443
Net change in unrealized appreciation (depreciation) ................................................................................................................. 147,521
Net realized and unrealized gain (loss) ........................................................................................................................................ 320,121
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 345,738

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
160 Global Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 25,617 $ 26,711
Net realized gain (loss) ................................................................................................................ 172, 600 129,945
Net change in unrealized appreciation (depreciation) ................................................................. 147,52 1 304,552
Net increase (decrease) in net assets from operations ....................................................................... 345,738 461,208
Distributions
To shareholders
Class A ..................................................................................................................................... (871) (95)
Class C ..................................................................................................................................... (172) (6)
Class M .................................................................................................................................... (19,815) (3,411)
Class S ...................................................................................................................................... (68,288) (9,871)
Class Y ..................................................................................................................................... (48,869) (10,064)
Net decrease in net assets from distributions ..................................................................................... (138,015) (23,447)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (186,494) 38,427
Total Net Increase (Decrease) in Net Assets ...................................................................
21,229 476,188
Net Assets
Beginning of period ........................................................................................................................... 1,897,440 1,421,252
End of period ......................................................................................................................................
$ 1,918,669 $ 1,897,440

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 161
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 335 $ 3,520 217 $ 2,102
Proceeds from reinvestment of distributions 88 871 11 95
Payments for shares redeemed (220) (2,359) (82) (802)
Net increase (decrease)
203 2,032 146 1,395
Class C
Proceeds from shares sold 17 171 26 243
Proceeds from reinvestment of distributions 18 171 1 6
Payments for shares redeemed (49) (507) (72) (690)
Net increase (decrease)
(14) (165) (45) (441)
Class M
Proceeds from shares sold 4,709 49,640 8,184 82,019
Proceeds from reinvestment of distributions 1,983 19,813 371 3,410
Payments for shares redeemed (12,733) (136,825) (5,635) (55,730)
Net increase (decrease)
(6,041) (67,372) 2,920 29,699
Class S
Proceeds from shares sold 23,539 253,876 34,551 316,455
Proceeds from reinvestment of distributions 6,823 68,099 1,069 9,837
Payments for shares redeemed (34,209) (365,526) (18,669) (186,231)
Net increase (decrease)
(3,847) (43,551) 16,951 140,061
Class Y
Proceeds from shares sold 1,313 12,432 246 2,395
Proceeds from reinvestment of distributions 4,926 48,869 1,100 10,064
Payments for shares redeemed (13,108) (138,739) (14,771) (144,746)
Net increase (decrease)
(6,869) (77,438) (13,42 5 ) (132,287)
Total increase (decrease)
(16,568) $ (186,494) 6,54 7 $ 38,427

See accompanying notes which are an integral part of the financial statements.
162 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.49 8.16 7.44 9.69 8.89
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.10 .11 .09 .09 .05
$ Net Realized and Unrealized Gain (Loss) 1.80 2.32 .76 (1.71) 3.18
$ Total from Investment Operations 1.90 2.43 .85 (1.62) 3.23
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.09) (.10) (.13) (.08) (.07)
$ Distributions from Net Realized Gain (.63) — — (.55) (2.36)
$ Total Distributions (.72) (.10) (.13) (.63) (2.43)
$ Net Asset Value, End of Period 11.67 10.49 8.16 7.44 9.69
% Total Retu rn
(±)
19.35 29.90 11.52 (17.81) 41.83
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 15,604 11,887 8,061 6,399 9,215
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.26 1.32 1.49 1.50 1.50
% Expenses, Net
(Ƃ)
1.23 1.23 1.24 1.24 1.27
% Net Investment Income
(Ƃ)
.99 1.12 1.14 1.13 .57
% Portfolio Turnover Rate 49 47 43 41 49
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.23 7.95 7.25 9.45 8.72
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.02 .04 .03 .03 (.02)
$ Net Realized and Unrealized Gain (Loss) 1.76 2.26 .73 (1.67) 3.11
$ Total from Investment Operations 1.78 2.30 .76 (1.64) 3.09
Less distributions:
– – – – –
$ Distributions from Net Investment Income — (.02) (.06) (.01) —
$ Distributions from Net Realized Gain (.63) — — (.55) (2.36)
$ Total Distributions (.63) (.02) (.06) (.56) (2.36)
$ Net Asset Value, End of Period 11.38 10.23 7.95 7.25 9.45
% Total Return 18.51 28.97 10.57 (18.38) 40.73
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,960 2,801 2,534 3,062 4,098
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.01 2.08 2.24 2.25 2.25
% Expenses, Net
(Ƃ)
1.98 1.98 1.99 1.99 2.02
% Net Investment Income
(Ƃ)
.23 .37 .39 .37 (.19)
% Portfolio Turnover Rate 49 47 43 41 49

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 163
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.65 8.28 7.55 9.82 8.99
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.14 .15 .13 .12 .08
$ Net Realized and Unrealized Gain (Loss) 1.83 2.34 .76 (1.72) 3.21
$ Total from Investment Operations 1.97 2.49 .89 (1.60) 3.29
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.12) (.12) (.16) (.12) (.10)
$ Distributions from Net Realized Gain (.63) — — (.55) (2.36)
$ Total Distributions (.75) (.12) (.16) (.67) (2.46)
$ Net Asset Value, End of Period 11.87 10.65 8.28 7.55 9.82
% Total Return 19.80 30.35 11.96 (17.49) 42.21
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 293,708 327,731 230,720 17,613 7,717
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.01 1.07 1.24 1.26 1.25
% Expenses, Net
(Ƃ)
.88 .88 .89 .89 .92
% Net Investment Income
(Ƃ)
1.34 1.46 1.53 1.48 .90
% Portfolio Turnover Rate 49 47 43 41 49
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.64 8.28 7.56 9.83 8.99
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.13 .14 .12 .12 .07
$ Net Realized and Unrealized Gain (Loss) 1.83 2.34 .76 (1.73) 3.22
$ Total from Investment Operations 1.96 2.48 .88 (1.61) 3.29
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.11) (.12) (.16) (.11) (.09)
$ Distributions from Net Realized Gain (.63) — — (.55) (2.36)
$ Total Distributions (.74) (.12) (.16) (.66) (2.45)
$ Net Asset Value, End of Period 11.86 10.64 8.28 7.56 9.83
% Total Return 19.74 30.16 11.75 (17.55) 42.12
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 911,715 858,898 528,001 99,740 117,789
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.01 1.07 1.24 1.25 1.25
% Expenses, Net
(Ƃ)
.98 .98 .99 .99 1.02
% Net Investment Income
(Ƃ)
1.26 1.37 1.42 1.37 .81
% Portfolio Turnover Rate 49 47 43 41 49

See accompanying notes which are an integral part of the financial statements.
164 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.59 8.24 7.51 9.77 8.96
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.15 .15 .13 .13 .10
$ Net Realized and Unrealized Gain (Loss) 1.83 2.33 .76 (1.71) 3.18
$ Total from Investment Operations 1.98 2.48 .89 (1.58) 3.28
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.13) (.13) (.16) (.13) (.11)
$ Distributions from Net Realized Gain (.63) — — (.55) (2.36)
$ Total Distributions (.76) (.13) (.16) (.68) (2.47)
$ Net Asset Value, End of Period 11.81 10.59 8.24 7.51 9.77
% Total Return 20.05 30.35 12.04 (17.39) 42.30
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 694,682 696,123 651,936 890,697 1,202,793
Ratio to average net assets:
– – – – –
% Expenses, Gross .82 .88 1.04 1.05 1.04
% Expenses, Net
(Ƃ)
.78 .78 .79 .79 .82
% Net Investment Income
(Ƃ)
1.42 1.55 1.61 1.57 1.10
% Portfolio Turnover Rate 49 47 43 41 49

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 165
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 1,106,664
Administrative fees 77,217
Distribution fees 5,243
Shareholder servicing fees 639
Transfer agent fees 185,438
Trustees' fees 6,197
$ 1,381,398
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 67,585 $ 1,120,122 $ 1,143,537 $ — $ — $ 44,170 $ 3,074 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,248,431,727 $ 635,931,551 $ (47,472,571) $ 588,458,980
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 49,230,974 $ 134,136,115 $ 588,844,280 $ — $ 772,211,369
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 25,133,374 $ 112,881,517 $ — $ 23,447,454 $ — $ —

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
166 Global Equity Fund
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (18,743)
Additional paid-in capital
18,743
Federal Income Taxes, continued

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.3%
Austria - 0.2%
Erste Group Bank AG 12,397 1,282
Brazil - 5.3%
Allos SA 58,766 273
Ambev SA 900,661 2,128
B3 SA - Brasil Bolsa Balcao 1,137,130 2,676
Banco Bradesco SA 67,507 194
Banco BTG Pactual SA 27,900 253
Banco do Brasil SA 229,000 932
BB Seguridade Participacoes SA 11,143 68
Centrais Eletricas Brasileiras SA 60,253 624
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 56,153 1,376
Cosan SA 187,665 214
Cyrela Brazil Realty SA 113,934 645
Embraer SA 199,026 3,218
Embraer SA - ADR 9,471 611
Equatorial Energia SA 85,788 584
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 224,073 1,303
Hypera SA 292,197 1,403
Itau Unibanco Holding SA - ADR 258,612 1,903
Localiza Rent a Car SA 207,089 1,518
Lojas Renner SA 404,701 1,116
Magazine Luiza SA 462,304 728
MBRF Global Foods Company SA 143,345 476
MercadoLibre, Inc.(Æ) 1,907 4,438
Natura Cosmeticos SA(Æ) 492,525 825
NU Holdings, Ltd. Class A(Æ) 406,294 6,545
Petroleo Brasileiro SA 156,840 919
PRIO SA(Æ) 50,121 336
Raia Drogasil SA 340,973 1,268
Rede D'Or Sao Luiz SA(Þ) 70,874 571
Suzano SA 48,131 437
Telefonica Brasil SA 75,680 451
TIM SA 214,058 966
Vale SA 116,217 1,410
Vale SA Class B - ADR 119,738 1,448
Vibra Energia SA 78,138 346
WEG SA 142,344 1,114
XP, Inc. Class A 41,043 748
44,065
Canada - 0.5%
Barrick Mining Corp. 66,002 2,165
Capstone Mining Corp.(Æ) 66,843 595
Parex Resources, Inc. 124,293 1,590
4,350
Chile - 0.1%
Banco de Chile 2,888,251 505
China - 27.1%
AAC Technologies Holdings, Inc. 75,000 385
Agricultural Bank of China, Ltd. Class
A 109,500 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Agricultural Bank of China, Ltd. Class
H 1,555,000 1,183
Akeso, Inc. Class B(Æ)(Þ) 33,000 479
Alibaba Group Holding, Ltd. 1,042,737 22,155
Alibaba Group Holding, Ltd. - ADR 5,819 992
Aluminum Corp. of China, Ltd. Class A 1,411,500 1,990
Aluminum Corp. of China, Ltd. Class H 600,000 764
Anhui Conch Cement Co., Ltd. Class H 133,500 397
Anta Sports Products, Ltd. 244,200 2,546
Atour Lifestyle Holdings, Ltd. - ADR 27,011 1,052
AVICOPTER PLC Class A 78,900 400
Baidu, Inc. Class A(Æ) 339,850 5,137
Bank of China, Ltd. Class H 4,620,000 2,612
Bank of Communications Co., Ltd.
Class H 741,000 657
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 679,800 1,235
Bilibili, Inc. - ADR(Æ) 5,938 180
Bilibili, Inc. Class Z(Æ) 46,480 1,402
Bosideng International Holdings, Ltd. 468,000 287
Budweiser Brewing Co. APAC, Ltd.(Þ) 1,198,400 1,213
BYD Co., Ltd. Class H 184,000 2,384
CGN Power Co., Ltd. Class H(Þ) 1,075,000 426
China CITIC Bank Corp., Ltd. Class H 777,679 741
China Construction Bank Corp. Class H 4,650,712 4,601
China CSSC Holdings, Ltd. Class A 157,044 793
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Galaxy Securities Co., Ltd. Class
H 134,000 193
China Gold International Resources
Corp., Ltd. 2,900 49
China Hongqiao Group, Ltd. 206,000 783
China International Capital Corp., Ltd.
Class H(Þ) 592,800 1,607
China Life Insurance Co., Ltd. Class H 530,000 1,674
China Mengniu Dairy Co., Ltd. 1,320,000 2,404
China Merchants Bank Co., Ltd. Class
A 31,100 179
China Merchants Bank Co., Ltd. Class
H 880,852 5,499
China Minsheng Banking Corp., Ltd.
Class A 529,600 291
China Overseas Land & Investment,
Ltd. 1,335,500 2,241
China Pacific Insurance Group Co., Ltd.
Class H 173,600 701
China Resources Gas Group, Ltd. 99,000 272
China Resources Land, Ltd. 587,000 2,112
China Tower Corp., Ltd. Class H(Þ) 464,300 671
China Yangtze Power Co., Ltd. Class A 51,893 205
Chow Tai Fook Jewellery Group, Ltd. 450,400 883
CITIC Securities Co., Ltd. Class A 245,100 1,015
CITIC, Ltd. 409,000 631
Contemporary Amperex Technology
Co., Ltd. Class A 59,880 3,297

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Contemporary Amperex Technology
Co., Ltd. Class H 49,000 3,498
CSPC Pharmaceutical Group, Ltd. 619,000 610
DiDi Global, Inc. - ADR(Æ) 117,892 759
Eastroc Beverage Group Co., Ltd. 31,225 1,231
ENN Energy Holdings, Ltd. 50,700 442
Eoptolink Technology Inc., Ltd. Class A 23,600 1,125
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 184,800 992
Full Truck Alliance Co., Ltd. - ADR 142,596 1,854
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 37,600 336
GDS Holdings, Ltd. Class A(Æ) 105,500 469
Geely Automobile Holdings, Ltd. 462,000 1,090
Great Wall Motor Co., Ltd. Class H 613,000 1,194
Guoquan Food (Shanghai) Co., Ltd.
Class H 412,800 204
Guosen Securities Co., Ltd. Class A 220,800 437
Guoyuan Securities Co., Ltd. Class A 704,285 869
H World Group, Ltd. 396,400 1,536
Haier Smart Home Co., Ltd. Class A 31,700 120
Haier Smart Home Co., Ltd. Class H 1,110,200 3,615
Hansoh Pharmaceutical Group Co.,
Ltd.(Þ) 154,000 710
Hisense Visual Technology Co., Ltd.
Class A 156,600 546
Huaming Power Equipment Co., Ltd.
Class A 291,658 1,072
Huatai Securities Co., Ltd. Class A 168,000 515
Huatai Securities Co., Ltd. Class H(Þ) 132,000 331
Industrial & Commercial Bank of
China, Ltd. Class H 3,717,401 2,876
Innovent Biologics, Inc.(Æ)(Þ) 117,500 1,309
JD Health International, Inc.(Æ)(Þ) 63,500 493
JD Logistics, Inc.(Æ)(Þ) 165,200 268
JD.com, Inc. - ADR 51,282 1,694
JD.com, Inc. Class A 140,726 2,317
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 8,892 81
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 127,400 1,234
Kanzhun, Ltd. - ADR 49,836 1,104
Kingsoft Corp., Ltd. 132,600 578
Kuaishou Technology(Þ) 52,900 493
Kunlun Energy Co., Ltd. 316,000 290
Kweichow Moutai Co., Ltd. Class A 763 154
Laopu Gold Co., Ltd. Class H 10,100 889
Lenovo Group, Ltd. 450,701 660
Lens Technology Co., Ltd. Class H 211,400 718
LexinFintech Holdings, Ltd. - ADR 65,331 315
Li Ning Co., Ltd. 656,000 1,426
Longfor Group Holdings, Ltd.(Þ) 853,500 1,052
Meituan Class B(Æ)(Þ) 70,428 928
NetEase, Inc. 35,000 979
NetEase, Inc. - ADR 20,528 2,876
Nongfu Spring Co., Ltd. Class H(Þ) 23,600 157
PDD Holdings, Inc. - ADR(Æ) 3,848 519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
People's Insurance Co. Group of China,
Ltd. (The) Class H 202,169 182
PICC Property & Casualty Co., Ltd.
Class H 788,545 1,864
Ping An Insurance Group Co. of China,
Ltd. Class A 62,000 505
Ping An Insurance Group Co. of China,
Ltd. Class H 793,000 5,733
Pop Mart International Group, Ltd.(Þ) 56,600 1,615
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 172,000 121
Prosus NV 21,785 1,505
Qfin Holdings, Inc. - ADR 38,124 921
SAIC Motor Corp., Ltd. Class A 424,965 996
Shandong Nanshan Aluminum Co., Ltd.
Class A 930,300 604
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 1,392,400 971
Shenwan Hongyuan Group Co., Ltd.
Class A 1,103,200 847
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 1,600 49
Shenzhou International Group
Holdings, Ltd. 58,900 506
Sino Biopharmaceutical, Ltd. 1,097,000 999
Sinopharm Group Co., Ltd. Class H 120,000 299
Starlake Bioscience Co., Inc. Zhaoqing
Guangdong Class A 209,400 212
Sunny Optical Technology Group Co.,
Ltd. 167,400 1,609
SY Holdings Group, Ltd.(Þ) 115,000 167
Tencent Holdings, Ltd. 483,513 39,302
Tencent Music Entertainment Group
- ADR 70,295 1,569
Tingyi Cayman Islands Holding Corp. 46,000 63
Trip.com Group, Ltd. 17,350 1,220
Trip.com Group, Ltd. - ADR 13,016 920
Tsingtao Brewery Co., Ltd. Class H 16,000 108
Vipshop Holdings, Ltd. - ADR 52,937 926
Weichai Power Co., Ltd. Class H 1,051,000 2,172
Western Mining Co., Ltd. Class A 359,600 1,217
Wilmar International, Ltd. 637,500 1,531
Wuliangye Yibin Co., Ltd. Class A 20,379 341
WuXi AppTec Co., Ltd. Class H(Þ) 256,200 3,564
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 383,500 1,788
Xiaomi Corp. Class B(Æ)(Þ) 1,235,000 6,851
Xinyi Glass Holdings, Ltd. 1,155,000 1,352
Yadea Group Holdings, Ltd.(Þ) 64,000 100
Yum China Holdings, Inc. 16,994 735
Zai Lab, Ltd.(Æ) 139,500 365
Zhejiang China Commodities City
Group Co., Ltd. Class A 265,800 689
Zhejiang Leapmotor Technology Co.,
Ltd. Class H(Æ)(Þ) 134,139 1,007
Zhejiang Longsheng Group Co., Ltd.
Class A 859,173 1,272
Zhejiang NHU Co., Ltd. Class A 281,593 964

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhongsheng Group Holdings, Ltd. 725,000 1,142
Zijin Mining Group Co., Ltd. Class A 218,274 933
Zijin Mining Group Co., Ltd. Class H 1,522,000 6,285
ZTO Express (Cayman), Inc. 73,150 1,350
ZTO Express (Cayman), Inc. - ADR 89,268 1,660
224,937
Colombia - 0.2%
Grupo Cibest SA - ADR 30,618 1,777
Czech Republic - 0.1%
CEZ AS 7,706 472
Germany - 0.0%
Siemens Energy AG(Æ) 2,295 284
Greece - 0.6%
Alpha Bank SA 520,446 2,037
Eurobank Ergasias SA 70,292 264
National Bank of Greece SA 83,478 1,225
OPAP SA 21,774 451
Piraeus Financial Holdings SA 109,066 851
4,828
Hong Kong - 1.2%
AIA Group, Ltd. 383,800 3,734
ASMPT, Ltd. 117,300 1,229
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Damai Entertainment Holdings, Ltd.(Æ) 1,990,000 235
Hong Kong Exchanges & Clearing, Ltd. 33,400 1,828
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 1,831,000 1,756
Zijin Gold International Co., Ltd.(Æ) 62,794 1,062
9,913
Hungary - 0.7%
MOL Hungarian Oil & Gas PLC 39,651 349
OTP Bank PLC 50,452 4,814
Richter Gedeon Nyrt 13,820 426
5,589
India - 11.5%
Apollo Hospitals Enterprise, Ltd. 25,431 2,202
Asian Paints, Ltd. 4,069 115
Axis Bank, Ltd. 167,456 2,325
Bajaj Auto, Ltd. 1,226 123
Bajaj Finance, Ltd. 353,477 4,139
Bank of Baroda 123,026 386
Bharat Electronics, Ltd. 1,208,742 5,792
Bharat Petroleum Corp., Ltd. 113,916 458
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharti Airtel, Ltd. 431,787 9,971
Britannia Industries, Ltd. 23,779 1,561
BSE, Ltd. 15,751 440
Canara Bank 443,813 684
Central Depository Services India, Ltd.
(Þ) 5,684 102
Cipla, Ltd. 45,740 773
Colgate-Palmolive India, Ltd. 1,221 31
Dabur India, Ltd. Class A 9,402 52
Dixon Technologies India, Ltd.(Þ) 1,418 248
DLF, Ltd. 164,202 1,397
Dr Reddy's Laboratories, Ltd. 6,063 82
Eternal, Ltd.(Æ) 374,715 1,339
GAIL India, Ltd. 193,740 399
GE Vernova T&D India, Ltd. 8,344 285
GMR Infrastructure, Ltd.(Æ) 799,649 847
Godrej Properties, Ltd.(Æ) 23,657 610
Grasim Industries, Ltd. 22,231 724
Havells India, Ltd. 9,120 153
HCL Technologies, Ltd. 110,086 1,911
HDFC Asset Management Co., Ltd.(Þ) 11,836 717
HDFC Bank, Ltd. 904,043 10,037
HDFC Life Insurance Co., Ltd.(Þ) 152,769 1,258
Hero MotoCorp, Ltd. 10,604 662
Hindalco Industries, Ltd. 96,856 925
Hindustan Aeronautics, Ltd.(Þ) 26,686 1,404
Hindustan Petroleum Corp., Ltd. 76,994 413
Hindustan Unilever, Ltd. 2,627 73
ICICI Bank, Ltd. 138,015 2,093
ICICI Bank, Ltd. - ADR 47,206 1,430
Indian Hotels Co., Ltd. (The) 154,778 1,293
Indian Oil Corp., Ltd. 225,949 422
Indus Towers, Ltd.(Æ) 95,397 390
Infosys, Ltd. 91,763 1,531
Infosys, Ltd. - ADR 70,140 1,162
InterGlobe Aviation, Ltd.(Þ) 9,024 572
ITC, Ltd. 50,606 239
JSW Energy, Ltd. 152,394 906
JSW Infrastructure, Ltd. 238,373 779
Kfin Technologies, Ltd. 9,978 123
Kotak Mahindra Bank, Ltd. 28,779 681
Lupin, Ltd. 40,616 900
Macrotech Developers, Ltd.(Þ) 10,914 147
Mahindra & Mahindra, Ltd. 79,816 3,134
MakeMyTrip, Ltd.(Æ) 3,589 287
Marico, Ltd. 18,169 147
Maruti Suzuki India, Ltd. 7,807 1,421
Max Healthcare Institute, Ltd. 19,802 257
Multi Commodity Exchange of India,
Ltd. 1,411 147
National Aluminium Co., Ltd. 234,318 618
Nestle India, Ltd. 9,354 134
Paradeep Phosphates, Ltd.(Þ) 191,053 358
Petronet LNG, Ltd. 256,659 813
Phoenix Mills, Ltd. (The) 54,874 1,041
Power Finance Corp., Ltd. 115,750 526
Power Grid Corp. of India, Ltd. 278,852 904

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
REC, Ltd. 86,672 366
Reliance Industries, Ltd. 228,119 3,811
Shriram Finance, Ltd. 302,292 2,547
Siemens Energy India, Ltd.(Æ) 14,367 515
Siemens, Ltd. 2,284 80
State Bank of India 112,351 1,186
Sun Pharmaceutical Industries, Ltd. 116,485 2,214
Tata Global Beverages, Ltd. 6,245 82
Tata Motors, Ltd.(Æ)(Š) 102,169 300
Tata Motors, Ltd. 102,169 470
Tata Steel, Ltd. 292,963 603
Titan Co., Ltd. 36,036 1,521
TVS Motor Co., Ltd. 32,136 1,269
UltraTech Cement, Ltd. 5,051 679
UPL, Ltd. 439,722 3,566
Vedanta, Ltd. 107,207 596
Wipro, Ltd. 213,103 578
95,476
Indonesia - 1.2%
Aneka Tambang Tbk PT 1,665,863 310
Astra International Tbk PT 5,595,421 2,075
Bank Central Asia Tbk PT 4,735,200 2,418
Bank Mandiri Persero Tbk PT 7,845,100 2,222
Bank Rakyat Indonesia Persero Tbk PT 6,197,554 1,482
Telkom Indonesia Persero Tbk PT 9,237,982 1,779
10,286
Kazakhstan - 0.5%
Kaspi.KZ JSC 21,120 1,653
Kaspi.KZ JSC - ADR 30,242 2,262
3,915
Kuwait - 0.1%
Kuwait Finance House 170,234 445
Kuwait International Bank 173,856 151
National Bank of Kuwait SAKP 163,974 563
1,159
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 682,000 3,384
Sands China, Ltd. 556,800 1,445
4,829
Malaysia - 0.3%
CIMB Group Holdings BHD 472,800 823
Malayan Banking BHD 376,400 887
Press Metal Berhad 50,700 77
Public Bank Bhd 1,019,800 1,028
2,815
Mexico - 1.6%
America Movil SAB de CV 1,241,415 1,416
Arca Continental SAB de CV 76,181 738
Fibra Uno Administracion SA de CV(ö) 38,348 56
Fresnillo PLC 136,983 3,994
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 12,483 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Financiero Banorte SAB de CV
Class O 272,413 2,564
Kimberly-Clark de Mexico SAB de CV
Class A 664,653 1,286
Southern Copper Corp. 3,214 446
Ternium SA - ADR 20,967 755
Wal-Mart de Mexico SAB de CV 684,602 2,263
13,672
Netherlands - 0.2%
ASML Holding NV Class G 1,263 1,338
Peru - 0.3%
Credicorp, Ltd. 11,050 2,884
Philippines - 0.4%
Ayala Land, Inc. 2,306,100 780
BDO Unibank, Inc. 429,100 973
International Container Terminal
Services, Inc. 154,910 1,394
SM Investments Corp. 7,500 93
3,240
Poland - 1.0%
Allegro.eu SA(Æ)(Þ) 68,777 642
Bank Polska Kasa Opieki SA 10,118 518
Dino Polska SA(Æ)(Þ) 146,703 1,749
ORLEN SA 73,263 1,983
Powszechna Kasa Oszczednosci Bank
Polski SA 115,016 2,352
Powszechny Zaklad Ubezpieczen SA 66,309 1,060
8,304
Qatar - 0.1%
Qatar National Bank QPSC 158,711 807
Romania - 0.0%
NEPI Rockcastle NV 54,700 444
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
LUKOIL PJSC(Æ)(Š) 143,733 —
LUKOIL PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 56,790 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
—
Saudi Arabia - 2.1%
Al Rajhi Bank 162,477 4,585
Alinma Bank 12,884 89
Almarai Co. JSC 5,360 71
Arab National Bank 52,906 342
Banque Saudi Fransi 121,544 578

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dr Sulaiman Al Habib Medical Services
Group Co. 3,380 245
Elm Co. 1,223 309
Etihad Etisalat Co. 107,457 1,938
Ridyadh Cables Group Co. 2,236 84
Riyad Bank 124,350 899
SABIC Agri-Nutrients Co. 15,185 496
Saudi Arabian Mining Co.(Æ) 38,509 660
Saudi Arabian Oil Co.(Þ) 161,787 1,117
Saudi Awwal Bank 148,136 1,276
Saudi National Bank (The) 320,005 3,405
Saudi Telecom Co. 123,353 1,483
17,577
Singapore - 0.9%
DBS Group Holdings, Ltd. 6,900 286
Grab Holdings, Ltd. Class A(Æ) 411,349 2,472
Sea, Ltd. - ADR(Æ) 28,328 4,426
7,184
South Africa - 2.9%
Absa Group, Ltd. 81,758 912
Anglogold Ashanti PLC 94,196 6,430
Aspen Pharmacare Holdings, Ltd. 35,115 199
Bid Corp., Ltd. 24,747 611
Bidvest Group, Ltd. (The) 97,684 1,268
FirstRand, Ltd. 215,939 1,025
Foschini Group, Ltd. (The) 82,007 437
Gold Fields, Ltd. 109,635 4,216
Gold Fields, Ltd. - ADR 35,020 1,345
Harmony Gold Mining Co., Ltd. - ADR 39,173 647
MTN Group, Ltd. 111,900 1,114
Naspers, Ltd. Class N 28,851 2,027
Nedbank Group, Ltd. 36,760 501
Sanlam, Ltd. 129,172 678
Sibanye Stillwater, Ltd.(Æ) 643,433 1,707
Standard Bank Group, Ltd. 67,038 987
24,104
South Korea - 15.1%
Amorepacific Corp. 16,679 1,414
Celltrion, Inc. 624 77
Cosmax, Inc. 4,127 594
Coupang, Inc.(Æ) 69,203 2,212
D'Alba Global Co., Ltd.(Æ) 1,510 159
DB Insurance Co., Ltd. 8,347 742
Hana Financial Group, Inc. 46,961 2,821
Hankook Tire & Technology Co., Ltd. 57,446 1,866
Hanwha Aerospace Co., Ltd. 2,948 2,024
HD Hyundai Electric Co., Ltd. 5,661 3,446
HD Hyundai Heavy Industries Co., Ltd. 8,794 3,703
HD Hyundai Marine Solution Co., Ltd. 5,069 856
Hyundai Engineering & Construction
Co., Ltd. 18,030 888
Hyundai Glovis Co., Ltd. 4,069 538
Hyundai Heavy Industries Co., Ltd. 12,492 4,151
Hyundai Mobis Co., Ltd. 12,947 2,867
Hyundai Motor Co. 12,693 2,575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hyundai Robotics Co., Ltd. 9,516 1,366
Hyundai Rotem Co., Ltd. 9,517 1,538
Kakao Corp. 10,819 492
KB Financial Group, Inc. 59,823 4,875
Kia Corp. 7,634 641
Korea Electric Power Corp. 111,610 3,323
KT&G Corp. 16,076 1,516
LG Corp. Class H 7,458 420
LG Electronics, Inc. Class H 12,816 785
NAVER Corp. 12,431 2,327
Samsung Biologics Co., Ltd.(Æ)(Š)(Þ) 1,580 1,354
Samsung C&T Corp. 6,908 1,093
Samsung Electro-Mechanics Co., Ltd. 26,049 4,458
Samsung Electronics Co., Ltd. 380,807 28,668
Samsung Fire & Marine Insurance Co.,
Ltd. 6,666 2,067
Samsung Heavy Industries Co., Ltd.(Æ) 119,401 2,471
Samsung SDS Co., Ltd. 3,036 389
Samsung Securities Co., Ltd. 15,769 853
Samyang Foods Co., Ltd. 1,145 1,083
Shinhan Financial Group Co., Ltd. 70,016 3,609
SK Hynix, Inc. 68,086 26,599
SK Square Co., Ltd.(Æ) 6,222 1,129
S-Oil Corp.(Æ) 24,635 1,241
Sung Kwang Bend Co., Ltd. 16,526 365
Woori Financial Group, Inc. 107,031 1,911
125,506
Taiwan - 17.0%
Accton Technology Corp. 162,000 5,664
Arcadyan Technology Corp. 38,000 249
ASE Technology Holding Co., Ltd. 190,000 1,517
Asia Cement Corp. 22,000 26
Asia Vital Components Co., Ltd. 36,000 1,641
ASPEED Technology, Inc. 14,000 2,479
Asustek Computer, Inc. 66,155 1,497
Bizlink Holding, Inc. 116,022 5,238
Catcher Technology Co., Ltd. 59,000 380
Cathay Financial Holding Co., Ltd. 361,000 751
Compal Electronics, Inc. 1,148,000 1,230
CTBC Financial Holding Co., Ltd. 1,052,000 1,431
Delta Electronics, Inc. 156,169 5,001
E.Sun Financial Holding Co., Ltd. 651,146 630
Elite Material Co., Ltd. 17,000 744
Eva Airways Corp. 229,000 269
First Financial Holding Co., Ltd. 74,952 70
Fubon Financial Holding Co., Ltd. 356,593 1,056
Gigabyte Technology Co., Ltd. 22,000 200
Globalwafers Co., Ltd. 115,000 1,886
Hiwin Technologies Corp. 227,000 1,644
Hon Hai Precision Industry Co., Ltd. 979,000 8,161
International Games System Co., Ltd. 6,000 140
KGI Financial Holding Co., Ltd. 2,158,040 1,114
Largan Precision Co., Ltd. 28,000 2,013
Lite-On Technology Corp. 15,107 88
MediaTek, Inc. 181,000 7,679
Mega Financial Holding Co., Ltd. 65,238 86

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pegatron Corp. 176,000 424
Quanta Computer, Inc. 86,000 840
Realtek Semiconductor Corp. 87,000 1,455
SinoPac Financial Holdings Co., Ltd. 786,227 656
Synnex Technology International Corp. 12,000 22
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,525,000 73,787
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 27,677 8,315
Uni-President Enterprises Corp. 21,000 54
United Microelectronics Corp. 332,707 502
Wistron Corp. 166,000 807
WPG Holdings, Ltd. 148,000 290
Yageo Corp. 124,260 1,001
Yuanta Financial Holding Co., Ltd. 657,792 737
141,774
Thailand - 1.8%
Advanced Info Service PCL - NVDR 220,000 2,054
Amata Corp. PCL - NVDR 205,100 91
Bangkok Bank PCL - NVDR 327,700 1,607
Charoen Pokphand Foods PCL - NVDR 1,081,900 706
CP ALL PCL - NVDR 986,300 1,407
Gulf Development PCL(Æ) - NVDR 102,900 140
Indorama Ventures PCL - NVDR 1,222,400 723
Kasikornbank PCL - NVDR 273,900 1,581
PTT Exploration & Production PCL
- NVDR 51,300 170
PTT Oil & Retail Business PCL
- NVDR 3,176,900 1,447
PTT PCL - NVDR 148,400 141
SCB X PCL - NVDR 363,400 1,473
Siam Cement PCL (The) - NVDR 183,400 1,157
Srisawad Corp. PCL - NVDR 1,518,050 1,322
Thai Beverage PCL 3,478,200 1,281
15,300
Turkey - 0.9%
Akbank TAS 979,229 1,417
Aselsan Elektronik Sanayi Ve Ticaret
AS 288,395 1,397
Astor Transformator Enerji Turizm
Insaat Ve Petrol Sanayi Ticaret AS 43,145 101
BIM Birlesik Magazalar AS 83,633 1,073
Haci Omer Sabanci Holding AS 270,117 524
Migros Ticaret AS 16,845 182
Turk Hava Yollari AO 166,612 1,155
Turkcell Iletisim Hizmetleri AS 456,628 1,083
Turkiye Petrol Rafinerileri AS 116,830 549
7,481
United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC 248,048 973
Aldar Properties PJSC 793,575 1,944
Dubai Islamic Bank PJSC 70,706 183
Emaar Development PJSC 79,344 322
Emaar Properties PJSC 1,460,561 5,645
Emirates NBD Bank PJSC 115,618 885
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First Abu Dhabi Bank PJSC 445,054 2,115
Parkin Co. PJSC 101,155 153
Salik Co. PJSC 526,440 857
13,077
United Kingdom - 0.2%
HSBC Holdings PLC 33,722 470
Investec PLC 125,076 944
1,414
United States - 0.8%
BeOne Medicines, Ltd. - ADR(Æ) 4,515 1,402
Cognizant Technology Solutions Corp.
Class A 24,600 1,793
Freeport-McMoRan, Inc. 26,705 1,113
Globant SA(Æ) 9,268 571
JBS NV Class A(Æ) 35,178 465
Meta Platforms, Inc. Class A 954 618
Netflix, Inc. Class B(Æ) 320 358
6,320
Vietnam - 0.2%
FPT Corp. 125,350 495
Vietnam Dairy Products JSC 720,400 1,577
2,072
Total Common Stocks
(cost $526,929) 808,980
Preferred Stocks - 1.1%
Brazil - 1.0%
Banco Bradesco SA
6.902% (Æ)(Ÿ) 610,158 2,060
Cia Energetica de Minas Gerais
13.023% (Ÿ) 1,081,725 2,280
Itau Unibanco Holding SA
6.467% (Ÿ) 224,548 1,646
Metalurgica Gerdau SA
3.697% (Ÿ) 118,000 243
Petroleo Brasileiro SA - Petrobras
9.222% (Ÿ) 368,990 2,040
8,269
India - 0.0%
TVS Motor Co.
6.000% (Æ)(Š) 104,180 12
Russia - 0.0%
Sberbank of Russia PJSC
0.000% (Æ)(Š) 348,120 —
Surgutneftegas OJSC
0.000% (Æ)(Š) 2,472,400 —
—
South Korea - 0.1%
Hyundai Motor Co.
5.428% (Ÿ) 2,901 447
Samsung Electronics Co., Ltd.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.906% (Ÿ) 3,024 179
626
Total Preferred Stocks
(cost $8,372) 8,907
Short-Term Investments - 1.7%
United States - 1.7%
U.S. Cash Management Fund(@) 14,523,565 (∞) 14,521
Total Short-Term Investments
(cost $14,520) 14,521
Total Investments - 100.1%
(identified cost $549,821) 832,408
Other Assets and Liabilities,
Net - (0.1%)
(1,087)
Net Assets - 100.0%
831,321

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
4.7%
Akeso, Inc. 05/22/25 HKD 33,000 10.67 352
479
Allegro.eu SA 02/19/25 PLN 68,777 7.81 537
642
Budweiser Brewing Co. APAC, Ltd. 03/26/25 HKD 1,198,400 1.15 1,374
1,213
Central Depository Services India, Ltd. 03/26/24 INR 5,684 10.76 61
102
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
426
China International Capital Corp., Ltd. 03/09/23 HKD 592,800 2.24 1,326
1,607
China Tower Corp., Ltd. 06/30/21 HKD 464,300 1.37 636
671
Dino Polska SA 06/24/19 PLN 146,703 3.73 547
1,749
Dixon Technologies India, Ltd. 01/13/25 INR 1,418 187.10 265
248
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 37,600 4.68 176
336
Hansoh Pharmaceutical Group Co., Ltd. 09/10/25 HKD 154,000 4.71 726
710
Hapvida Participacoes e Investimentos SA 09/03/25 BRL 224,073 7.37 1,651
1,303
HDFC Asset Management Co., Ltd. 07/31/24 INR 11,836 50.42 597
717
HDFC Life Insurance Co., Ltd. 09/20/23 INR 152,769 7.65 1,168
1,258
Hindustan Aeronautics, Ltd. 04/13/22 INR 26,686 20.39 544
1,404
Huatai Securities Co., Ltd. 03/12/25 HKD 132,000 1.89 249
331
Innovent Biologics, Inc. 07/23/25 HKD 117,500 12.05 1,416
1,309
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
572
JD Health International, Inc. 08/27/25 HKD 63,500 8.58 545
493
JD Logistics, Inc. 12/11/24 HKD 165,200 1.86 308
268
Kuaishou Technology 08/27/25 HKD 52,900 10.06 532
493
Longfor Group Holdings, Ltd. 04/30/25 HKD 853,500 1.36 1,164
1,052
Macrotech Developers, Ltd. 02/07/24 INR 10,914 13.67 149
147
Meituan 06/26/24 HKD 70,428 14.22 1,001
928
Nongfu Spring Co., Ltd. 02/27/24 HKD 23,600 5.70 134
157
Paradeep Phosphates, Ltd. 12/18/24 INR 191,053 1.33 255
358
Pop Mart International Group, Ltd. 08/28/24 HKD 56,600 6.71 380
1,615
Postal Savings Bank of China Co., Ltd. 09/25/25 HKD 172,000 0.69 118
121
Rede D'Or Sao Luiz SA 06/18/25 BRL 70,874 6.61 468
571
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,580 524.80 829
1,354
Saudi Arabian Oil Co. 11/27/24 SAR 161,787 7.23 1,170
1,117
SY Holdings Group, Ltd. 07/16/25 HKD 115,000 1.76 202
167
WH Group, Ltd. 01/31/24 HKD 1,831,000 0.60 1,103
1,756
WuXi AppTec Co., Ltd. 12/18/24 HKD 256,200 10.03 2,569
3,564
WuXi Biologics (Cayman), Inc. 06/13/25 HKD 383,500 3.81 1,460
1,788
Xiaomi Corp. 09/13/23 HKD 1,235,000 3.66 4,517
6,851
Yadea Group Holdings, Ltd. 09/25/25 HKD 64,000 1.79 115
100
Zhejiang Leapmotor Technology Co., Ltd. 05/28/25 HKD 134,139 7.49 1,005 1,007
38,984
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
IFSC NIFTY 50 Index Futures 77 USD 3,988 11/25
(11)
MSCI Emerging Markets Index Futures 209 USD 14,709 12/25 627
Short Positions
MSCI Emerging Markets Index Futures 60 USD 4,223 12/25 (182)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 434

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 78 HKD 604 11/03/25 —
Bank of America HKD 6,273 USD 807 11/03/25 —
Bank of America TRY 12,530 USD 298 11/03/25 —
Citigroup USD 3,781 INR 335,000 12/17/25 (17)
State Street USD 3,736 TWD 112,000 12/17/25 (94)
State Street TWD 112,000 USD 3,671 12/17/25 29
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (82)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ — $ 1,282 $ —
$ —
$ 1,282
Brazil 44,065 — —
—
44,065
Canada 4,350 — —
—
4,350
Chile — 505 —
—
505
China 18,075 206,862 —
—
224,937
Colombia 1,777 — —
—
1,777
Czech Republic — 472 —
—
472
Germany — 284 —
—
284
Greece — 4,828 —
—
4,828
Hong Kong 1,062 8,782 69
—
9,913
Hungary — 5,589 —
—
5,589
India 2,880 92,296 300
—
95,476
Indonesia — 10,286 —
—
10,286
Kazakhstan 2,262 1,653 —
—
3,915
Kuwait — 1,159 —
—
1,159
Macao — 4,829 —
—
4,829
Malaysia — 2,815 —
—
2,815
Mexico 9,678 3,994 —
—
13,672
Netherlands 1,338 — —
—
1,338
Peru 2,884 — —
—
2,884
Philippines — 3,240 —
—
3,240
Poland — 8,304 —
—
8,304
Qatar — 807 —
—
807
Romania — 444 —
—
444
Russia — — —
—
—
Saudi Arabia — 17,577 —
—
17,577
Singapore 6,898 286 —
—
7,184
South Africa 6,575 17,529 —
—
24,104

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
South Korea 2,213 121,939 1,354
—
125,506
Taiwan 8,315 133,459 —
—
141,774
Thailand — 15,300 —
—
15,300
Turkey — 7,481 —
—
7,481
United Arab Emirates — 13,077 —
—
13,077
United Kingdom — 1,414 —
—
1,414
United States 6,320 — —
—
6,320
Vietnam — 2,072 —
—
2,072
Preferred Stocks 8,269 626 12 — 8,907
Short-Term Investments — — — 14,521 14,521
Total Investments 126,961 689,191 1,735 14,521 832,408
Other Financial Instruments
Assets
Futures Contracts 627 — — — 627
Foreign Currency Exchange Contracts — 29 — — 29
Liabilities
Futures Contracts (193) — — — (193)
Foreign Currency Exchange Contracts — (111) — — (111)
Total Other Financial Instruments
*
$ 434 $ (82) $ — $ — $ 352
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
147,187 17 .7
Consumer Staples ...............................................................................
32,706 3 .9
Energy ................................................................................................
19,316 2 .3
Financial Services ..............................................................................
192,582 23 .2

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Health Care ........................................................................................
26,828 3 .2
Materials and Processing ...................................................................
58,019 7 .0
Producer Durables ..............................................................................
64,072 7 .7
Technology .........................................................................................
238,825 28 .7
Utilities ...............................................................................................
29,445 3 .6
Preferred Stocks
Consumer Discretionary ....................................................................
459 0 .1
Energy ................................................................................................
2,040 0 .2
Financial Services ..............................................................................
3,706 0 .5
Materials and Processing ...................................................................
243 —
**
Technology .........................................................................................
179 —
**
Utilities ...............................................................................................
2,280 0 .3
Short-Term Investments .............................................................
14,521 1 .7
Total Investments ............................................................................... 832,408 100 .1
**
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 29
Variation margin on futures contracts* 627 —
Total
$ 627 $ 29
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 193 $ —
Unrealized depreciation on foreign currency exchange contracts — 111
Total
$ 193 $ 111
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,986 $ —
Foreign currency exchange contracts — (426)
Total
$ 4,986 $ (426)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 174 $ —
Foreign currency exchange contracts — (82)
Total
$ 174 $ (82)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 29 $ — $ 29
Total Financial and Derivative Assets
29 — 29
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 29 $ — $ 29
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
State Street
$ 29 $ 29 $ — $ —
Total
$ 29 $ 29 $ — $ —

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 111 $ — $ 111
Total Financial and Derivative Liabilities
111 — 111
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 111 $ — $ 111
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 17 $ — $ — $ 17
State Street 94 29 — 65
Total
$ 111 $ 29 $ — $ 82
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 181
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 549,821
Investments, at fair value(>) ........................................................................................................................................................
832,408
Foreign currency holdings(^) ....................................................................................................................................................... 1,785
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 29
Receivables:
Dividends and interest ...................................................................................................................................................... 989
Dividends from affiliated funds ....................................................................................................................................... 74
Investments sold ............................................................................................................................................................... 1,990
Fund shares sold ............................................................................................................................................................... 569
Foreign capital gains taxes recoverable ........................................................................................................................... 76
From broker(a) ................................................................................................................................................................. 324
Variation margin on futures contracts .............................................................................................................................. 435
Total assets ...............................................................................................................................................................
838,679
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 134
Investments purchased ..................................................................................................................................................... 963
Fund shares redeemed ...................................................................................................................................................... 1,251
Accrued fees to affiliates .................................................................................................................................................. 716
Other accrued expenses .................................................................................................................................................... 397
Deferred capital gains tax liability ................................................................................................................................... 3,786
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 111
Total liabilities ...........................................................................................................................................................
7,358
Net Assets ...............................................................................................................................................................
$ 831,321

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 258,64 4
Shares of beneficial interest .........................................................................................................................................................
392
Additional paid-in capital ............................................................................................................................................................
572,28 5
Net Assets ...............................................................................................................................................................
$ 831,321
(>)     Investments in affiliates, U.S. Cash Management Fund $ 14,521
(^)     Foreign currency holdings - cost $ 3,432
(a)     Receivable from Broker for Futures $ 324
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 21.02
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 22.30
Class A — Net assets ........................................................................................................................................................... $ 10,545,499
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 501,574
Net asset value per share: Class C (#) .......................................................................................................................................... $ 19.10
Class C — Net assets ........................................................................................................................................................... $ 3,125,499
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 163,626
Net asset value per share: Class M (#) ......................................................................................................................................... $ 21.19
Class M — Net assets .......................................................................................................................................................... $ 125,217,667
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 5,909,988
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 21.27
Class R6 — Net assets ......................................................................................................................................................... $ 2,212,714
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 104,007
Net asset value per share: Class S (#) .......................................................................................................................................... $ 21.22
Class S — Net assets ............................................................................................................................................................ $ 542,909,615
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 25,581,756
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 21.25
Class Y — Net assets ........................................................................................................................................................... $ 147,309,868
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,931,060
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 183
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 21,516
Dividends from affiliated funds ....................................................................................................................................... 1,063
Interest .............................................................................................................................................................................. 60
Less foreign taxes withheld ............................................................................................................................................. (2,238)
Total investment income ..............................................................................................................................................................
20,401
Expenses
Advisory fees ................................................................................................................................................................... 7,028
Administrative fees .......................................................................................................................................................... 361
Custodian fees .................................................................................................................................................................. 417
Distribution fees - Class A ............................................................................................................................................... 23
Distribution fees - Class C ............................................................................................................................................... 21
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 224
Transfer agent fees - Class R6 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 1,025
Transfer agent fees - Class Y ........................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 160
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 41
Printing fees ..................................................................................................................................................................... 63
Miscellaneous .................................................................................................................................................................. 82
Expenses before reductions .............................................................................................................................................. 9,586
Expense reductions .......................................................................................................................................................... (996)
Net expenses ................................................................................................................................................................................
8,590
Net investment income (loss) .......................................................................................................................................................
11,811
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $1 , 187) .............................................................................................. 42,000
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 4,986
Foreign currency exchange contracts ............................................................................................................................... (426)
Foreign currency-related transactions .............................................................................................................................. (148)
Net realized gain (loss) ................................................................................................................................................................
46,407
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ($163)) ...................................................... 139,538
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 174
Foreign currency exchange contracts ............................................................................................................................... (82)
Foreign currency-related transactions .............................................................................................................................. 185
Net change in unrealized appreciation (depreciation) ................................................................................................................. 139,818
Net realized and unrealized gain (loss) ........................................................................................................................................ 186,225
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 198,036

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
184 Emerging Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 11,811 $ 13,651
Net realized gain (loss) ................................................................................................................ 46,407 32,280
Net change in unrealized appreciation (depreciation) ................................................................. 139,818 113,708
Net increase (decrease) in net assets from operations ....................................................................... 198,036 159,639
Distributions
To shareholders
Class A ..................................................................................................................................... (191) (173)
Class C ..................................................................................................................................... (49) (52)
Class M .................................................................................................................................... (2,669) (2,678)
Class R6 ................................................................................................................................... (99) (44)
Class S ...................................................................................................................................... (12,834) (12,362)
Class Y ..................................................................................................................................... (2,866) (2,818)
Net decrease in net assets from distributions ..................................................................................... (18,708) (18,127)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (114,602) (133,071)
Total Net Increase (Decrease) in Net Assets ...................................................................
64,726 8,441
Net Assets
Beginning of period ........................................................................................................................... 766,595 758,154
End of period ......................................................................................................................................
$ 831,321 $ 766,595

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 185
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 85 $ 1,456 83 $ 1,303
Proceeds from reinvestment of distributions 12 190 12 172
Payments for shares redeemed (110) (1,927) (111) (1,722)
Net increase (decrease)
(13) (281) (16) (247)
Class C
Proceeds from shares sold 6 104 8 106
Proceeds from reinvestment of distributions 4 49 4 52
Payments for shares redeemed (46) (719) (53) (756)
Net increase (decrease)
(36) (566) (41) (598)
Class M
Proceeds from shares sold 1,917 32,512 1,512 24,054
Proceeds from reinvestment of distributions 168 2,669 182 2,677
Payments for shares redeemed (3,366) (57,790) (1,492) (23,460)
Net increase (decrease)
(1,281) (22,609) 202 3,271
Class R6
Proceeds from shares sold 664 10,759 34 525
Proceeds from reinvestment of distributions 6 99 3 44
Payments for shares redeemed (677) (11,137) (26) (413)
Net increase (decrease)
(7) (279) 11 156
Class S
Proceeds from shares sold 3,572 61,466 3,153 49,411
Proceeds from reinvestment of distributions 798 12,735 830 12,278
Payments for shares redeemed (9,887) (174,837) (12,087) (185,343)
Net increase (decrease)
(5,517) (100,636) (8,104) (123,654)
Class Y
Proceeds from shares sold 1,837 34,735 137 2,113
Proceeds from reinvestment of distributions 179 2,865 190 2,818
Payments for shares redeemed (1,540) (27,831) (1,043) (16,930)
Net increase (decrease)
476 9,769 (716) (11,999)
Total increase (decrease)
(6,378) $ (114,602) (8,664) $ (133,071)

See accompanying notes which are an integral part of the financial statements.
186 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 16.68 13.86 12.84 21.81 18.13
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.23 .24 .33 .41 .27
$ Net Realized and Unrealized Gain (Loss) 4.48 2.91 .96 (6.79) 3.49
$ Total from Investment Operations 4.71 3.15 1.29 (6.38) 3.76
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.37) (.33) (.27) (.61) (.08)
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.37) (.33) (.27) (2.59) (.08)
$ Net Asset Value, End of Period 21.02 16.68 13.86 12.84 21.81
% Total Return
(±)
28.97 23.07 9.97 (32.86) 20.76
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 10,545 8,577 7,346 7,583 13,526
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.54 1.63 1.79 1.77 1.74
% Expenses, Net
(Ƃ)
1.42 1.44 1.45 1.44 1.42
% Net Investment Income
(Ƃ)
1.30 1.54 2.23 2.41 1.22
% Portfolio Turnover Rate 57 66 95 69 52
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 15.18 12.63 11.72 20.10 16.77
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.08 .11 .20 .25 .09
$ Net Realized and Unrealized Gain (Loss) 4.09 2.66 .87 (6.20) 3.24
$ Total from Investment Operations 4.17 2.77 1.07 (5.95) 3.33
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.25) (.22) (.16) (.45) —
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.25) (.22) (.16) (2.43) —
$ Net Asset Value, End of Period 19.10 15.18 12.63 11.72 20.10
% Total Return 28.00 22.16 9.09 (33.33) 19.86
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,125 3,036 3,046 3,368 6,121
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.29 2.38 2.54 2.52 2.49
% Expenses, Net
(Ƃ)
2.17 2.19 2.20 2.19 2.17
% Net Investment Income
(Ƃ)
.50 .77 1.51 1.63 .45
% Portfolio Turnover Rate 57 66 95 69 52

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 187
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 16.80 13.97 12.95 21.98 18.27
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.29 .30 .38 .47 .35
$ Net Realized and Unrealized Gain (Loss) 4.53 2.92 .97 (6.83) 3.51
$ Total from Investment Operations 4.82 3.22 1.35 (6.36) 3.86
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.39) (.33) (.69) (.15)
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.43) (.39) (.33) (2.67) (.15)
$ Net Asset Value, End of Period 21.19 16.80 13.97 12.95 21.98
% Total Return 29. 51 23.40 10.36 (32.59) 21.16
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 125,218 120,831 97,617 107,266 157,235
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.2 9 1.38 1.54 1.52 1.49
% Expenses, Net
(Ƃ)
1.0 7 1.09 1.10 1.09 1.07
% Net Investment Income
(Ƃ)
1.6 4 1.87 2.57 2.79 1.56
% Portfolio Turnover Rate 57 66 95 69 52
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 16.88 14.03 13.01 22.05 18.33
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.22 .30 .43 .48 .14
$ Net Realized and Unrealized Gain (Loss) 4.61 2.94 .93 (6.85) 3.73
$ Total from Investment Operations 4.83 3.24 1.36 (6.37) 3.87
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.44) (.39) (.34) (.69) (.15)
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.44) (.39) (.34) (2.67) (.15)
$ Net Asset Value, End of Period 21.27 16.88 14.03 13.01 22.05
% Total Return 29.47 23.51 10.39 (32.54) 21.18
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,213 1,882 1,414 220 308
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.1 4 1.23 1.38 1.37 1.35
% Expenses, Net
(Ƃ)
1.0 2 1.04 1.04 1.04 1.03
% Net Investment Income
(Ƃ)
1. 30 1.92 2.86 2.83 .64
% Portfolio Turnover Rate 57 66 95 69 52

See accompanying notes which are an integral part of the financial statements.
188 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 16.83 13.99 12.96 21.99 18.28
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.27 .28 .37 .45 .31
$ Net Realized and Unrealized Gain (Loss) 4.53 2.93 .97 (6.83) 3.53
$ Total from Investment Operations 4.80 3.21 1.34 (6.38) 3.84
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.41) (.37) (.31) (.67) (.13)
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.41) (.37) (.31) (2.65) (.13)
$ Net Asset Value, End of Period 21.22 16.83 13.99 12.96 21.99
% Total Return 29.33 23.28 10.29 (32.67) 21.01
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 542,910 523,461 548,280 640,012 1,006,019
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.29 1.38 1.54 1.52 1.49
% Expenses, Net
(Ƃ)
1.17 1.19 1.20 1.19 1.17
% Net Investment Income
(Ƃ)
1.5 3 1.77 2.47 2.69 1.41
% Portfolio Turnover Rate 57 66 95 69 52
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 16.86 14.01 12.99 22.04 18.32
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.30 .31 .39 .48 .23
$ Net Realized and Unrealized Gain (Loss) 4.53 2.94 .97 (6.84) 3.65
$ Total from Investment Operations 4.83 3.25 1.36 (6.36) 3.88
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.44) (.40) (.34) (.71) (.16)
$ Distributions from Net Realized Gain — — — (1.98) —
$ Total Distributions (.44) (.40) (.34) (2.69) (.16)
$ Net Asset Value, End of Period 21.25 16.86 14.01 12.99 22.04
% Total Return 29.52 23.57 10.44 (32.54) 21.23
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 147,310 108,808 100,451 65,124 96,275
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.09 1.18 1.34 1.33 1.29
% Expenses, Net
(Ƃ)
.99 1.01 1.02 1.01 .99
% Net Investment Income
(Ƃ)
1.70 1.95 2.63 2.84 1.04
% Portfolio Turnover Rate 57 66 95 69 52

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 189
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 581,863
Administrative fees 33,262
Distribution fees 4,176
Shareholder servicing fees 653
Transfer agent fees 93,543
Trustees' fees 2,378
$ 715,875
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,825 $ 307,996 $ 327,298 $ (5) $ 3 $ 14,521 $ 1,063 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 570,806,449 $ 320,164,053 $ (58,638,784) $ 261,525,269
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 14,176,830 $ (11,570,277) $ 256,037,923 $ — $ 258,644,476
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 18,707,879 $ — $ — $ 18,126,5 37 $ — $ —

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
190 Emerging Markets Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.3%
Consumer Discretionary - 14.0%
Abercrombie & Fitch Co. Class A(Æ) 195,224 14,163
Amazon.com, Inc.(Æ) 1,834,944 448,130
Autoliv , Inc. 32,888 3,841
AutoZone, Inc.(Æ) 3,781 13,893
Best Buy Co., Inc. 63,283 5,198
Capri Holdings, Ltd.(Æ) 255,643 5,305
Cava Group, Inc.(Æ) 170,051 9,137
Charter Communications, Inc. Class A(Æ) 13,349 3,121
Chipotle Mexican Grill, Inc. Class A(Æ) 687,450 21,785
Comcast Corp. Class A 799,983 22,267
Costco Wholesale Corp. 119,777 109,171
Deckers Outdoor Corp.(Æ) 3,577 291
Dollar General Corp. 442,144 43,622
Dollar Tree, Inc.(Æ) 182,184 18,058
Domino's Pizza, Inc. 7,051 2,809
DR Horton, Inc. 169,618 25,287
eBay, Inc. 26,648 2,167
Expedia Group, Inc. 5,900 1,298
Ford Motor Co. 577,448 7,582
Fox Corp. Class A 190,145 12,293
Garmin, Ltd. 46,864 10,026
General Motors Co. 544,696 37,633
Grand Canyon Education, Inc.(Æ) 17,657 3,325
Hilton Worldwide Holdings, Inc. 58,633 15,066
Home Depot, Inc. (The) 75,922 28,819
Lennar Corp. Class A 140,995 17,451
Lennar Corp. Class B 56 7
Leonardo DRS, Inc. 90,649 3,314
Liberty Media Corp. Class A(Æ) 21,159 1,856
Live Nation Entertainment, Inc.(Æ) 228,255 34,131
Lowe's Cos., Inc. 185,439 44,159
Marriott International, Inc. Class A 7,893 2,057
McDonald's Corp. 5,663 1,690
Netflix, Inc. Class B(Æ) 73,342 82,059
New York Times Co. (The) Class A 69,057 3,935
News Corp. Class A 251,088 6,654
NIKE, Inc. Class B 2,506 162
nVent Electric PLC 6,066 694
NVR, Inc.(Æ) 1,999 14,414
O'Reilly Automotive, Inc.(Æ) 750,240 70,853
Polaris, Inc. 110,327 7,293
PulteGroup, Inc. 240,752 28,859
Ross Stores, Inc. 30,823 4,898
Royal Caribbean Cruises, Ltd. 10,518 3,017
RTX Corp. 228,015 40,701
Starbucks Corp. 218,530 17,672
Tapestry, Inc. 78,600 8,632
Target Corp. 119,240 11,056
Tesla, Inc.(Æ) 257,915 117,754
TJX Cos., Inc. (The) 206,593 28,952
Tractor Supply Co. 166,363 9,002
Travel + Leisure Co. 52,623 3,304
Ulta Beauty, Inc.(Æ) 22,507 11,701
Walmart, Inc. 526,143 53,235
Walt Disney Co. (The) 95,095 10,710
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warner Bros Discovery, Inc.(Æ) 108,314 2,432
Williams-Sonoma, Inc. 44,282 8,606
Wyndham Hotels & Resorts, Inc. 59,865 4,396
Yum China Holdings, Inc. 29,534 1,278
Yum! Brands, Inc. 284,366 39,302
1,560,523
Consumer Staples - 3.3%
Ambev SA - ADR 3,573,200 8,254
Archer-Daniels-Midland Co. 257,537 15,589
Church & Dwight Co., Inc. 14,788 1,297
Coca-Cola Co. (The) 102,679 7,075
Coca-Cola Europacific Partners PLC 72,498 6,440
Colgate-Palmolive Co. 88,107 6,789
Conagra Brands, Inc. 794,561 13,658
Constellation Brands, Inc. Class A 18,440 2,423
CVS Health Corp. 564,710 44,132
Estee Lauder Cos., Inc. (The) Class A 153,792 14,870
Haleon PLC - ADR 958,773 8,888
Hershey Co. (The) 32,399 5,496
Ingredion, Inc. 138,487 15,983
Kenvue , Inc. 107,506 1,545
Keurig Dr Pepper, Inc. 14,941 406
Kimberly-Clark Corp. 5,800 694
Kroger Co. (The) 975,852 62,093
Molson Coors Beverage Co. Class B 200,585 8,769
Mondelez International, Inc. Class A 349,771 20,098
Monster Beverage Corp.(Æ) 339,237 22,671
PepsiCo, Inc. 131,961 19,278
Philip Morris International, Inc. 112,197 16,193
Procter & Gamble Co. (The) 266,025 40,002
Sysco Corp. 51,834 3,850
Tyson Foods, Inc. Class A 413,939 21,281
Unilever PLC - ADR 15,084 908
368,682
Energy - 2.6%
Baker Hughes Co. 191,902 9,290
BP PLC - ADR 91,575 3,217
Canadian Natural Resources, Ltd. 278,164 8,907
Chevron Corp. 225,302 35,535
Devon Energy Corp. 30,184 981
Diamondback Energy, Inc. 114,378 16,378
Eaton Corp. PLC 105,586 40,287
EOG Resources, Inc. 104,447 11,055
EQT Corp. 44,879 2,405
Exxon Mobil Corp. 661,848 75,689
Halliburton Co. 245,512 6,589
Marathon Petroleum Corp. 64,204 12,514
Phillips 66 103,255 14,057
Shell PLC - ADR 363,675 27,246
Valero Energy Corp. 128,835 21,845
285,995
Financial Services - 12.9%
AerCap Holdings NV 366,426 47,723
Aflac, Inc. 25,549 2,739

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allstate Corp. (The) 132,623 25,400
American Express Co. 170,417 61,475
American International Group, Inc. 99,016 7,818
American Tower Corp.(ö) 86,616 15,503
Ameriprise Financial, Inc. 5,878 2,661
Annaly Capital Management, Inc.(ö) 99,532 2,107
Aon PLC Class A 59,307 20,205
Apollo Global Management, Inc. 159,449 19,821
Arthur J Gallagher & Co. 67,311 16,793
Assurant, Inc. 5,910 1,251
Assured Guaranty, Ltd. 599 48
AvalonBay Communities, Inc.(ö) 5,000 870
Bank of America Corp. 820,165 43,838
Bank of New York Mellon Corp. (The) 60,794 6,561
Bank OZK 21,974 989
Berkshire Hathaway, Inc. Class B(Æ) 185,181 88,431
BOK Financial Corp. 15,319 1,602
Capital One Financial Corp. 183,447 40,357
Carlyle Group, Inc. (The) 377,151 20,110
Charles Schwab Corp. (The) 140,526 13,283
Chubb, Ltd. 142,769 39,538
Cincinnati Financial Corp. 26,369 4,076
Citigroup, Inc. 555,573 56,241
Citizens Financial Group, Inc. 462,301 23,517
CME Group, Inc. Class A 14,101 3,744
East West Bancorp, Inc. 28,223 2,867
Equinix , Inc.(ö) 32,204 27,245
Equity LifeStyle Properties, Inc. Class A(ö) 135,374 8,265
Essex Property Trust, Inc.(ö) 8,915 2,245
Evercore , Inc. Class A 14,201 4,183
Everest Group, Ltd. 900 283
Fifth Third Bancorp 223,451 9,300
First Citizens BancShares , Inc. Class A 1,845 3,367
Goldman Sachs Group, Inc. (The) 12,071 9,528
Hartford Insurance Group, Inc. (The) 63,811 7,924
Healthpeak Properties, Inc.(ö) 1,016,959 18,254
Host Hotels & Resorts, Inc.(ö) 478,642 7,668
Howard Hughes Holdings, Inc.(Æ) 277,402 21,992
Huntington Bancshares, Inc. 831,115 12,832
Intercontinental Exchange, Inc. 163,857 23,971
Janus Henderson Group PLC 119,188 5,192
JPMorgan Chase & Co. 357,953 111,366
Kimco Realty Corp.(ö) 434,379 8,974
Markel Group, Inc.(Æ) 9,476 18,711
Mastercard , Inc. Class A 257,728 142,263
MetLife, Inc. 171,966 13,726
Millrose Properties, Inc. Class A(ö) 339,559 10,937
Morgan Stanley 198,001 32,472
Northern Trust Corp. 1,828 235
PNC Financial Services Group, Inc. (The) 22,409 4,091
Progressive Corp. (The) 233,134 48,026
Prologis, Inc.(ö) 21,459 2,663
Prudential Financial, Inc. 67,246 6,994
Public Storage(ö) 20,445 5,695
Raymond James Financial, Inc. 10,375 1,646
Regions Financial Corp. 755,927 18,293
Reinsurance Group of America, Inc. Class A 57,212 10,439
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simon Property Group, Inc.(ö) 3 1
State Street Corp. 42,925 4,965
Synchrony Financial 264,937 19,706
Torchmark Corp. 116,150 15,275
Travelers Cos., Inc. (The) 26,691 7,170
Truist Financial Corp. 8,224 367
US Bancorp 11,100 518
Visa, Inc. Class A 289,631 98,689
Voya Financial, Inc. 21,215 1,580
Webster Financial Corp. 19,386 1,106
Wells Fargo & Co. 1,048,463 91,185
Welltower , Inc.(ö) 58,700 10,627
Willis Towers Watson PLC 62,325 19,514
WR Berkley Corp. 98,367 7,017
1,446,068
Health Care - 8.8%
10X Genomics, Inc. Class A(Æ) 305,338 4,165
Abbott Laboratories 254,958 31,518
AbbVie, Inc. 205,697 44,850
ABIOMED, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 189,859 27,788
Alnylam Pharmaceuticals, Inc.(Æ) 6,598 3,009
Amgen, Inc. 53,187 15,873
AstraZeneca PLC - ADR 68,212 5,621
Becton Dickinson & Co. 1,334 238
Biogen, Inc.(Æ) 10,200 1,574
BioMarin Pharmaceutical, Inc.(Æ) 216,241 11,584
Boston Scientific Corp.(Æ) 371,420 37,409
Bristol-Myers Squibb Co. 23,317 1,074
Centene Corp.(Æ) 268,533 9,498
Cigna Group (The) 74,733 18,266
Danaher Corp. 208,019 44,803
DaVita, Inc.(Æ) 44,461 5,292
Dentsply Sirona, Inc. 551,301 6,952
Edwards Lifesciences Corp.(Æ) 160,496 13,233
Elevance Health, Inc. 58,028 18,407
Eli Lilly & Co. 60,108 51,865
Exelixis , Inc.(Æ) 203,432 7,867
GE HealthCare Technologies, Inc. 204,324 15,314
Genmab A/S - ADR(Æ) 342,344 9,794
Gilead Sciences, Inc. 58,798 7,043
GSK PLC - ADR 450,872 21,128
Halozyme Therapeutics, Inc.(Æ) 37,472 2,443
HCA Healthcare, Inc. 17,182 7,898
Henry Schein, Inc.(Æ) 113,919 7,200
Humana, Inc. 42,354 11,782
Icon PLC(Æ) 105,071 18,053
IDEXX Laboratories, Inc.(Æ) 76,708 48,288
Incyte Corp.(Æ) 38,990 3,645
Intuitive Surgical, Inc.(Æ) 107,538 57,455
Johnson & Johnson 284,416 53,718
Koninklijke Philips NV 314,931 8,604
Labcorp Holdings, Inc. 10,723 2,723
McKesson Corp. 54,558 44,265
Medtronic PLC 113,267 10,273
Merck & Co., Inc. 124,130 10,673

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Novo Nordisk A/S - ADR 131,101 6,484
Organon & Co. 956,707 6,458
Pfizer, Inc. 137,510 3,390
Regeneron Pharmaceuticals, Inc. 69,828 45,514
ResMed , Inc. 11,906 2,939
Royalty Pharma PLC Class A 314,363 11,801
Sanofi SA - ADR 45,081 2,280
Stryker Corp. 30,069 10,712
Thermo Fisher Scientific, Inc. 34,905 19,805
Ultragenyx Pharmaceutical, Inc.(Æ) 342,640 11,855
UnitedHealth Group, Inc. 229,261 78,306
Universal Health Services, Inc. Class B 24,354 5,285
Veeva Systems, Inc. Class A(Æ) 51,589 15,023
Vertex Pharmaceuticals, Inc.(Æ) 68,724 29,247
Viatris , Inc. 768,147 7,958
Waters Corp.(Æ) 24,577 8,592
West Pharmaceutical Services, Inc. 48,607 13,711
Zoetis, Inc. Class A 13,700 1,974
982,519
Materials and Processing - 2.9%
AAON, Inc. 24,310 2,392
Air Products and Chemicals, Inc. 1,928 468
Ball Corp. 28,448 1,337
Builders FirstSource , Inc.(Æ) 26,676 3,099
Carrier Global Corp. 231,724 13,785
Celanese Corp. Class A 440,660 16,939
CF Industries Holdings, Inc. 78,223 6,515
Commercial Metals Co. 133,378 7,917
Copart , Inc.(Æ) 347,941 14,965
Crown Holdings, Inc. 43,095 4,188
DuPont de Nemours, Inc. 273,418 22,325
Ecolab, Inc. 98,808 25,334
Fastenal Co. 195,250 8,035
FMC Corp. 281,717 4,274
Fortune Brands Innovations, Inc. 21,352 1,085
General Electric Co. 31,968 9,877
Ingevity Corp.(Æ) 4,417 237
Johnson Controls International PLC 20,895 2,390
Linde PLC 127,662 53,401
Martin Marietta Materials, Inc. 17,986 11,027
Masco Corp. 209,563 13,571
Mohawk Industries, Inc.(Æ) 50,385 5,726
Mosaic Co. (The) 147,573 4,051
NewMarket Corp. 3,892 2,989
Newmont Corp. 49,580 4,014
Nucor Corp. 8,039 1,206
Owens Corning 10,445 1,330
Packaging Corp. of America 39,823 7,796
PPG Industries, Inc. 4,923 481
Reliance, Inc. 6,664 1,882
Rio Tinto PLC - ADR 37,916 2,720
Royal Gold, Inc. 14,458 2,527
Sherwin-Williams Co. (The) 25,042 8,638
Solstice Advanced Materials Inc.(Æ) 30,929 1,394
Southern Copper Corp. 641 89
Steel Dynamics, Inc. 34,119 5,350
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 101,010 45,318
Vulcan Materials Co. 10,433 3,020
Westlake Corp. 44,375 3,053
324,745
Producer Durables - 6.7%
Alaska Air Group, Inc.(Æ) 46,980 1,960
Amphenol Corp. Class A 155,440 21,659
Automatic Data Processing, Inc. 76,295 19,860
Canadian Pacific Kansas City, Ltd. 164,809 11,858
Comfort Systems USA, Inc. 6,753 6,521
Corpay , Inc.(Æ) 57,456 14,959
CSX Corp. 485,288 17,480
Cummins, Inc. 23,669 10,359
Deere & Co. 58,675 27,086
Delta Air Lines, Inc. 607,382 34,852
Dover Corp. 26,181 4,751
Esab Corp. 29,041 3,393
Expeditors International of Washington, Inc. 28,604 3,487
FedEx Corp. 125,584 31,876
Fortive Corp. 2,085 105
FTI Consulting, Inc.(Æ) 2,348 387
GE Vernova , Inc. 7,992 4,676
General Dynamics Corp. 33,727 11,632
Global Payments, Inc. 368,797 28,678
Honeywell International, Inc. 123,717 24,908
Howmet Aerospace, Inc. 125,164 25,778
Huntington Ingalls Industries, Inc. 23,894 7,694
Illinois Tool Works, Inc. 1,831 447
Ingersoll Rand, Inc. 185,713 14,175
Jacobs Solutions, Inc. 40,329 6,284
JB Hunt Transport Services, Inc. 38,898 6,568
Kirby Corp.(Æ) 8,376 867
L3Harris Technologies, Inc. 11,295 3,265
Lockheed Martin Corp. 17,114 8,418
Magna International, Inc. Class A 101,479 4,791
MasTec , Inc.(Æ) 35,630 7,274
Mettler -Toledo International, Inc.(Æ) 16,183 22,920
Moody's Corp. 58,542 28,118
Norfolk Southern Corp. 42,340 11,998
Northrop Grumman Corp. 11,110 6,482
Old Dominion Freight Line, Inc. 80,866 11,355
Otis Worldwide Corp. 183,325 17,005
PACCAR, Inc. 60,253 5,929
Parker-Hannifin Corp. 9,867 7,625
Pentair PLC 147,694 15,707
Phinia , Inc. 8,939 464
Ralliant Corp. 695 31
Regal Rexnord Corp. 35,304 4,974
S&P Global, Inc. 136,568 66,537
Southwest Airlines Co. 268,317 8,130
Textron, Inc. 333,837 26,977
TopBuild Corp.(Æ) 3,805 1,608
TransDigm Group, Inc. 4,855 6,353
TransUnion 254,252 20,640
Union Pacific Corp. 57,200 12,605
United Airlines Holdings, Inc.(Æ) 233,018 21,913

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Rentals, Inc. 18,522 16,136
Veralto Corp. 69,339 6,842
Vontier Corp. 741,366 28,543
Waste Management, Inc. 4,229 845
Westinghouse Air Brake Technologies Corp. 185,232 37,869
753,654
Technology - 43.3%
Accenture PLC Class A 56,902 14,231
Adobe, Inc.(Æ) 93,667 31,876
Advanced Micro Devices, Inc.(Æ) 223,010 57,117
Allegion PLC 17,438 2,891
Alphabet, Inc. Class A 542,231 152,470
Alphabet, Inc. Class C 1,046,053 294,799
Analog Devices, Inc. 83,183 19,476
Appfolio , Inc. Class A(Æ) 9,278 2,361
Apple, Inc. 2,690,419 727,409
Applied Materials, Inc. 171,585 39,996
Arista Networks, Inc.(Æ) 213,966 33,740
ARM Holdings PLC - ADR(Æ) 15,687 2,664
ASML Holding NV 1,204 1,275
Autodesk, Inc.(Æ) 105,904 31,913
Booking Holdings, Inc. 11,334 57,551
Broadcom, Inc. 787,489 291,080
CACI International, Inc. Class A(Æ) 4,386 2,466
Cadence Design Systems, Inc.(Æ) 14,186 4,805
Cisco Systems, Inc. 601,086 43,945
Cognizant Technology Solutions Corp.
Class A 60,920 4,440
Corteva , Inc. 230,444 14,158
Crowdstrike Holdings, Inc. Class A(Æ) 2,677 1,454
Datadog , Inc. Class A(Æ) 109,766 17,871
Dell Technologies, Inc. Class C 66,959 10,848
Dropbox, Inc. Class A(Æ) 274,482 7,960
EchoStar Corp. Class A(Æ) 81,367 6,092
Electronic Arts, Inc. 51,566 10,316
F5, Inc.(Æ) 12,816 3,243
Fidelity National Information Services, Inc. 2,700 169
Fortinet, Inc.(Æ) 121,310 10,485
HP, Inc. 96,623 2,674
International Business Machines Corp. 8,601 2,644
Intuit, Inc. 111,134 74,188
Jabil, Inc. 69,502 15,352
KLA Corp. 5,800 7,011
Lam Research Corp. 609,137 95,915
Manhattan Associates, Inc.(Æ) 34,189 6,225
Match Group, Inc. 407,267 13,171
Meta Platforms, Inc. Class A 457,781 296,802
Micron Technology, Inc. 268,875 60,166
Microsoft Corp. 1,462,406 757,248
Motorola Solutions, Inc. 72,772 29,597
Nutanix , Inc. Class A(Æ) 93,912 6,690
NVIDIA Corp. 4,831,219 978,274
NXP Semiconductors NV 52,598 10,999
ON Semiconductor Corp.(Æ) 636,587 31,880
Oracle Corp. 228,472 59,999
Palantir Technologies, Inc. Class A(Æ) 128,152 25,691
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Palo Alto Networks, Inc.(Æ) 148,228 32,646
Pegasystems , Inc. 149,249 9,500
Qorvo , Inc.(Æ) 178,393 16,933
QUALCOMM, Inc. 215,324 38,952
RingCentral, Inc. Class A(Æ) 479,007 14,428
Salesforce, Inc. 184,434 48,028
SAP SE - ADR 53,046 13,792
Seagate Technology Holdings PLC 47,326 12,110
ServiceNow , Inc.(Æ) 82,899 76,207
Snowflake, Inc. Class A(Æ) 36,223 9,957
Super Micro Computer, Inc.(Æ) 46,333 2,407
Synopsys, Inc.(Æ) 27,726 12,583
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 166,746 50,095
TE Connectivity PLC 70,983 17,534
Texas Instruments, Inc. 79,192 12,786
Tyler Technologies, Inc.(Æ) 50,449 24,027
Uber Technologies, Inc.(Æ) 330,715 31,914
VeriSign, Inc. 62,537 14,996
Workday, Inc. Class A(Æ) 92,465 22,184
4,834,706
Utilities - 3.8%
American Electric Power Co., Inc. 24,778 2,980
AT&T, Inc. 1,278,471 31,642
CenterPoint Energy, Inc. 401,392 15,349
Cheniere Energy, Inc. 73,004 15,477
CMS Energy Corp. 37,178 2,734
Comstock Resources, Inc.(Æ) 113,813 2,134
ConocoPhillips 459,603 40,840
Consolidated Edison, Inc. 89,657 8,734
Constellation Energy Corp. 24,576 9,265
DT Midstream, Inc. 31,773 3,479
DTE Energy Co. 6,566 890
Duke Energy Corp. 80,474 10,003
Edison International 335,146 18,560
Entergy Corp. 241,450 23,201
Eversource Energy 190,138 14,034
Exelon Corp. 347,748 16,038
FirstEnergy Corp. 283,393 12,988
NextEra Energy, Inc. 211,957 17,253
NiSource, Inc. 38,538 1,623
NRG Energy, Inc. 390,323 67,081
PG&E Corp. 529,059 8,444
Public Service Enterprise Group, Inc. 139,545 11,242
Sempra 94,509 8,689
Southern Co. (The) 186,463 17,535
T-Mobile US, Inc. 109,803 23,064
Verizon Communications, Inc. 51,038 2,028
Xcel Energy, Inc. 476,083 38,644
423,951
Total Common Stocks
(cost $4,504,33 9) 10,980,843
Warrants and Rights - 0.0%
ABIOMED, Inc.(Æ)(Š)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
  Rights 9,546 —
Total Warrants and Rights
(cost $10) —
Short-Term Investments - 1.6%
U.S. Cash Management Fund(@) 184,870,394
(∞)
184,834
Total Short-Term Investments
(cost $184,823) 184,834
Total Investments - 99.9%
(identified cost $4,689,172) 11,165,677
Other Assets and Liabilities,
Net - 0.1%
8,990
Net Assets - 100.0%
11,174,667

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 407 USD 139,886 12/25 4,292
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,292
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,560,523 $ — $ —
$ —
$ 1,560,523
Consumer Staples 368,682 — —
—
368,682
Energy 285,995 — —
—
285,995
Financial Services 1,446,068 — —
—
1,446,068
Health Care 982,519 — —
—
982,519
Materials and Processing 324,745 — —
—
324,745
Producer Durables 753,654 — —
—
753,654
Technology 4,834,706 — —
—
4,834,706
Utilities 423,951 — —
—
423,951
Warrants and Rights — — — — —
Short-Term Investments — — — 184,834 184,834
Total Investments
10,980,843 — — 184,834 11,165,677
Other Financial Instruments
Assets
Futures Contracts 4,292 — — — 4,292
Total Other Financial Instruments
*
$ 4,292 $ — $ — $ — $ 4,292
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 4,292
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 17,598 $ —
Foreign currency exchange contracts — 2
Total
$ 17,598 $ 2
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 3,536 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,689, 1 72
Investments, at fair value(>) ........................................................................................................................................................
11,165,677
Receivables:
Dividends and interest ...................................................................................................................................................... 3,987
Dividends from affiliated funds ....................................................................................................................................... 611
Fund shares sold ............................................................................................................................................................... 9,146
From broker(a) ................................................................................................................................................................. 4,752
Variation margin on futures contracts .............................................................................................................................. 4,293
Total assets ...............................................................................................................................................................
11,188,466
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,328
Fund shares redeemed ...................................................................................................................................................... 3,795
Accrued fees to affiliates .................................................................................................................................................. 8,048
Other accrued expenses .................................................................................................................................................... 628
Total liabilities ...........................................................................................................................................................
13,799
Net Assets ...............................................................................................................................................................
$ 11,174,667

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 199
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,407,79 2
Shares of beneficial interest .........................................................................................................................................................
1,162
Additional paid-in capital ............................................................................................................................................................
4,765,713
Net Assets ...............................................................................................................................................................
$ 11,174,667
(>)   Investments in affiliates, U.S. Cash Management Fund $ 184,834
(a)     Receivable from Broker for Futures $ 4,752
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 94.86
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 100.65
Class A — Net assets ........................................................................................................................................................... $ 178,414,628
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,880,873
Net asset value per share: Class C (#) .......................................................................................................................................... $ 87.18
Class C — Net assets ........................................................................................................................................................... $ 50,671,130
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 581,256
Net asset value per share: Class M (#) ......................................................................................................................................... $ 96.23
Class M — Net assets .......................................................................................................................................................... $ 2,935,297,503
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,502,513
Net asset value per share: Class S (#) .......................................................................................................................................... $ 96.21
Class S — Net assets ............................................................................................................................................................ $ 8,010,284,064
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 83,254,200
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 118,5 12
Dividends from affiliated funds ....................................................................................................................................... 7,874
Interest .............................................................................................................................................................................. 407
Total investment income ..............................................................................................................................................................
12 6 , 793
Expenses
Advisory fees ................................................................................................................................................................... 63,087
Administrative fees .......................................................................................................................................................... 4,774
Custodian fees .................................................................................................................................................................. 543
Distribution fees - Class A ............................................................................................................................................... 403
Distribution fees - Class C ............................................................................................................................................... 35 6
Transfer agent fees - Class A ........................................................................................................................................... 322
Transfer agent fees - Class C ........................................................................................................................................... 95
Transfer agent fees - Class M .......................................................................................................................................... 5,265
Transfer agent fees - Class S ............................................................................................................................................ 14,31 4
Professional fees .............................................................................................................................................................. 372
Registration fees ............................................................................................................................................................... 206
Shareholder servicing fees - Class C ............................................................................................................................... 119
Trustees’ fees .................................................................................................................................................................... 544
Printing fees ..................................................................................................................................................................... 227
Miscellaneous .................................................................................................................................................................. 717
Expenses before reductions .............................................................................................................................................. 91,344
Expense reductions .......................................................................................................................................................... (2,632)
Net expenses ................................................................................................................................................................................
88,712
Net investment income (loss) .......................................................................................................................................................
38,081
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 87 , 092
Investments in affiliated funds ......................................................................................................................................... (32)
Futures contracts .............................................................................................................................................................. 17,598
Foreign currency exchange contracts ............................................................................................................................... 2
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
104,65 7
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 1,425,657
Investments in affiliated funds ......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 3,536
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,429,202
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,533,859
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,571,940

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 201
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 38,081 $ 47,457
Net realized gain (loss) ................................................................................................................ 104,657 (37,196)
Net change in unrealized appreciation (depreciation) ................................................................. 1,429, 2 0 2 2,321,886
Net increase (decrease) in net assets from operations ....................................................................... 1,571,940 2,332,147
Distributions
To shareholders
Class A ..................................................................................................................................... (409) (391)
Class M .................................................................................................................................... (13,913) (13,377)
Class S ...................................................................................................................................... (33,699) (29,678)
Net decrease in net assets from distributions ..................................................................................... (48,021) (43,446)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 294,041 193,805
Total Net Increase (Decrease) in Net Assets ...................................................................
1,817,960 2,482,506
Net Assets
Beginning of period ........................................................................................................................... 9,356,707 6,874,201
End of period ......................................................................................................................................
$ 11,174,667 $ 9,356,707

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 208 $ 17,775 423 $ 31,474
Proceeds from reinvestment of distributions 5 408 6 391
Payments for shares redeemed (204) (17,154) (162) (12,033)
Net increase (decrease)
9 1,029 267 19,832
Class C
Proceeds from shares sold 79 6,214 82 5,687
Payments for shares redeemed (127) (9,977) (110) (7,66 4 )
Net increase (decrease)
(48) (3,763) (28) (1,97 7 )
Class M
Proceeds from shares sold 6,130 527,997 8,491 658,511
Proceeds from reinvestment of distributions 164 13,836 190 13,344
Payments for shares redeemed (9,131) (791,638) (5,753) (437,699)
Net increase (decrease)
(2,837) (249,805) 2,928 234,156
Class S
Proceeds from shares sold 17,498 1,513,792 12,477 947,277
Proceeds from reinvestment of distributions 397 33,448 419 29,468
Payments for shares redeemed (11,588) (1,000,660) (13,478) (1,034,95 1 )
Net increase (decrease)
6,307 546,580 (582) (58,20 6 )
Total increase (decrease)
3,431 $ 294,041 2,585 $ 193,805

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 203
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 81.87 61.59 56.20 68.42 49.07
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.10 .21 .27 .13 (.03)
$ Net Realized and Unrealized Gain (Loss) 13.11 20.30 5.31 (12.35) 19.54
$ Total from Investment Operations 13.21 20.51 5.58 (12.22) 19.51
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.22) (.23) (.19) — (.16)
$ Total Distributions (.22) (.23) (.19) — (.16)
$ Net Asset Value, End of Period 94.86 81.87 61.59 56.20 68.42
% Total Return
(±)
16.17 33.38 9.97 (17.86) 39.83
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 178,415 153,247 98,852 87,448 100,109
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.15 1.16 1.17 1.18 1.18
% Expenses, Net
(Ƃ)
1.15 1.16 1.17 1.17 1.17
% Net Investment Income
(Ƃ)
.11 .28 .44 .21 (.05)
% Portfolio Turnover Rate 31 19 25 46 22
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 75.61 57.11 52.33 64.19 46.25
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.50) (.32) (.17) (.31) (.46)
$ Net Realized and Unrealized Gain (Loss) 12.07 18.82 4.95 (11.55) 18.40
$ Total from Investment Operations 11.57 18.50 4.78 (11.86) 17.94
$ Net Asset Value, End of Period 87.18 75.61 57.11 52.33 64.19
% Total Return 15. 30 32.37 9.15 (18.48) 38.79
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 50,671 47,560 37,520 36,410 43,968
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.90 1.91 1.92 1.93 1.93
% Expenses, Net
(Ƃ)
1.90 1.91 1.92 1.92 1.92
% Net Investment Income
(Ƃ)
(.63) (.46) (.31) (.54) (.80)
% Portfolio Turnover Rate 31 19 25 46 22

See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 83.02 62.41 56.96 69.27 49.65
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.41 .48 .48 .35 .18
$ Net Realized and Unrealized Gain (Loss) 13.28 20.57 5.37 (12.49) 19.77
$ Total from Investment Operations 13.69 21.05 5.85 (12.14) 19.95
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.48) (.44) (.40) (.17) (.33)
$ Total Distributions (.48) (.44) (.40) (.17) (.33)
$ Net Asset Value, End of Period 96.23 83.02 62.41 56.96 69.27
% Total Return 16.57 33.86 10.35 (17.57) 40.33
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,935,297 2,767,751 1,898,077 1,506,693 1,518,925
Ratio to average net assets:
– – – – –
% Expenses, Gross .90 .91 .92 .93 .93
% Expenses, Net
(Ƃ)
.80 .81 .82 .82 .82
% Net Investment Income
(Ƃ)
.47 .63 .78 .56 .29
% Portfolio Turnover Rate 31 19 25 46 22
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 83.02 62.42 56.96 69.27 49.65
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.31 .41 .43 .29 .12
$ Net Realized and Unrealized Gain (Loss) 13.29 20.57 5.37 (12.50) 19.76
$ Total from Investment Operations 13.60 20.98 5.80 (12.21) 19.88
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.41) (.38) (.34) (.10) (.26)
$ Total Distributions (.41) (.38) (.34) (.10) (.26)
$ Net Asset Value, End of Period 96.21 83.02 62.42 56.96 69.27
% Total Return 16.45 33.70 10.26 (17.65) 40.18
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 8,010,284 6,388,149 4,839,752 4,115,348 4,617,227
Ratio to average net assets:
– – – – –
% Expenses, Gross .90 .91 .92 .93 .93
% Expenses, Net
(Ƃ)
.90 .91 .92 .92 .92
% Net Investment Income
(Ƃ)
.36 .54 .69 .46 .20
% Portfolio Turnover Rate 31 19 25 46 22

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 205
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 5,873,675
Administrative fees 444,34 8
Distribution fees 69,254
Shareholder servicing fees 10,635
Transfer agent fees 1,627,158
Trustees' fees 23,332
$ 8,048,402
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 181,164 $ 645,474 $ 641,781 $ (32) $ 9 $ 184,834 $ 7,874 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,694,929,073 $ 6,506,479,064 $ (35,731,482) $ 6,470,747,582
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 35,446,254 $ (98,402,175) $ 6,470,747,582 $ — $ 6,407,791,661
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 48,020,825 $ — $ — $ 43,445,801 $ — $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Large Cap Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 207
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.3%
Consumer Discretionary - 12.7%
Academy Sports & Outdoors, Inc. 121,561 5,822
Advance Auto Parts, Inc. 107,877 5,084
AMC Networks, Inc. Class A(Æ) 264,981 2,009
American Eagle Outfitters, Inc. 215,159 3,595
API Group Corp.(Æ) 259,483 9,554
Archer Aviation, Inc. Class A(Æ) 18,452 207
Atkore , Inc. 20,039 1,388
Atlanta Braves Holdings, Inc. Class C(Æ) 49,247 2,005
Atmus Filtration Technologies, Inc. 82,547 3,754
Bath & Body Works, Inc. 131,410 3,217
Beazer Homes USA, Inc.(Æ) 101,390 2,271
BJ's Restaurants, Inc.(Æ) 11,885 404
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 895
Bloomin ' Brands, Inc. 6,915 47
Boot Barn Holdings, Inc.(Æ) 25,777 4,889
BorgWarner, Inc. 73,176 3,144
Boyd Gaming Corp. 15,720 1,224
Brinker International, Inc.(Æ) 19,584 2,128
Brunswick Corp. 90,469 5,981
Caesars Entertainment, Inc.(Æ) 92,947 1,868
Caleres , Inc. 34,500 381
Capri Holdings, Ltd.(Æ) 22,242 461
Carter's, Inc. 8,753 275
Carvana Co.(Æ) 8,660 2,655
Cavco Industries, Inc.(Æ) 5,602 2,968
Century Communities, Inc. 24,211 1,438
Cheesecake Factory, Inc. (The) 22,697 1,130
Churchill Downs, Inc. 13,870 1,376
Dana, Inc. 9,122 185
Dave & Buster's Entertainment, Inc.(Æ) 26,610 391
Deckers Outdoor Corp.(Æ) 20,598 1,679
Dick's Sporting Goods, Inc. 29,536 6,541
Dollar Tree, Inc.(Æ) 18,397 1,823
Domino's Pizza, Inc. 7,114 2,835
Douglas Dynamics, Inc. 46,239 1,398
DraftKings , Inc. Class A(Æ) 29,374 899
Ethan Allen Interiors, Inc. 16,761 405
EW Scripps Co. (The) Class A(Æ) 655,733 1,593
FactSet Research Systems, Inc. 4,286 1,143
First Watch Restaurant Group, Inc.(Æ) 86,869 1,432
FirstCash Holdings, Inc. 9,286 1,472
Five Below, Inc.(Æ) 25,766 4,052
Floor & Decor Holdings, Inc. Class A(Æ) 4,821 301
Forestar Group, Inc.(Æ) 111,907 2,911
Gentherm , Inc.(Æ) 48,360 1,780
G-III Apparel Group, Ltd.(Æ) 101,715 2,731
Golden Entertainment, Inc. 26,595 537
Goodyear Tire & Rubber Co. (The)(Æ) 44,382 306
Grand Canyon Education, Inc.(Æ) 15,870 2,988
Gray Television, Inc. 472,505 2,159
Green Brick Partners, Inc.(Æ) 28,092 1,819
Group 1 Automotive, Inc. 2,622 1,042
Harley-Davidson, Inc. 19,170 517
Hillenbrand, Inc. 10,655 337
Hilton Grand Vacations, Inc.(Æ) 14,163 587
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Game Technology PLC 181,431 3,023
Interpublic Group of Cos., Inc. (The) 14,186 364
Joby Aviation, Inc.(Æ) 127,785 2,216
Johnson Outdoors, Inc. Class A 47,408 1,931
KB Home 44,541 2,780
Kontoor Brands, Inc. 40,545 3,281
Kura Sushi USA, Inc. Class A(Æ) 15,144 862
Leonardo DRS, Inc. 22,392 819
Liberty Broadband Corp. Class C(Æ) 10,689 575
Life Time Group Holdings, Inc.(Æ) 81,617 2,018
Light & Wonder, Inc. Class A(Æ) 24,104 1,752
Lionsgate Studios Corp.(Æ) 94,838 610
Lithia Motors, Inc. Class A 16,816 5,282
Madison Square Garden Entertainment
Corp.(Æ) 9,896 437
Magnite , Inc.(Æ) 118,033 2,110
Meritage Homes Corp. 11,254 760
MGM Resorts International(Æ) 17,653 565
Monro Muffler Brake, Inc. 144,889 2,123
Newell Brands, Inc. 634,959 2,159
Nexstar Media Group, Inc. Class A 26,169 5,122
Norwegian Cruise Line Holdings, Ltd.(Æ) 93,621 2,099
nVent Electric PLC 34,460 3,940
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 4,687
OneWater Marine, Inc. Class A(Æ) 102,060 1,585
Papa John's International, Inc. 126,721 6,439
Paramount Skydance Corp. Class B 39,812 613
Patrick Industries, Inc. 11,787 1,230
Penn Entertainment, Inc.(Æ) 113,504 1,868
Petco Health & Wellness Co., Inc.(Æ) 6,719 21
PriceSmart , Inc. 3,284 377
PulteGroup, Inc. 22,204 2,662
PVH Corp. 26,694 2,091
QXO, Inc.(Æ) 18,233 322
RB Global, Inc. 8,866 880
Revolve Group, Inc.(Æ) 12,423 275
Rocky Brands, Inc. 8,173 230
Sensata Technologies Holding PLC 11,302 360
Service Corp. International 12,051 1,006
Shoe Carnival, Inc. 13,128 241
Signet Jewelers, Ltd. 27,306 2,699
Sirius Xm Holdings, Inc. 1,755 38
Sphere Entertainment Co.(Æ) 5,963 408
Sportradar Holding AG Class A(Æ) 44,081 1,129
Starz Entertainment Corp.(Æ) 30,063 316
Taylor Morrison Home Corp. Class A(Æ) 53,604 3,177
Texas Roadhouse, Inc. Class A 9,894 1,618
Thor Industries, Inc. 30,290 3,161
Toll Brothers, Inc. 10,396 1,403
Transcat , Inc.(Æ) 5,568 404
Travel + Leisure Co. 35,817 2,249
Tri Pointe Homes, Inc.(Æ) 33,493 1,067
United Parks & Resorts, Inc.(Æ) 49,216 2,382
Urban Outfitters, Inc.(Æ) 43,349 2,801
Valvoline, Inc.(Æ) 46,246 1,527
VF Corp. 201,329 2,827
Victoria's Secret & Co.(Æ) 56,924 2,007

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wabash National Corp. 27,235 218
Wayfair, Inc. Class A(Æ) 14,739 1,526
Weyco Group, Inc. 7,024 201
Wingstop , Inc. 13,047 2,826
Wolverine World Wide, Inc. 101,223 2,298
Wyndham Hotels & Resorts, Inc. 11,079 814
YETI Holdings, Inc.(Æ) 76,838 2,612
Ziff Davis, Inc.(Æ) 46,891 1,590
225,046
Consumer Staples - 3.0%
Alico , Inc. 4,993 176
Aramark Services, Inc. 115,502 4,375
BellRing Brands, Inc.(Æ) 21,651 652
Calavo Growers, Inc. 166,638 3,701
Casey's General Stores, Inc. 17,092 8,772
Chefs' Warehouse Holdings, Inc. (The)(Æ) 31,777 1,875
elf Beauty, Inc.(Æ) 19,418 2,372
Energizer Holdings, Inc. 38,355 891
Hain Celestial Group, Inc. (The)(Æ) 1,053,555 1,222
Ingredion, Inc. 16,720 1,930
Interparfums , Inc. 5,425 484
Kellanova 4,893 406
Kimberly-Clark de Mexico SAB de CV
Class A 521,125 1,009
Limoneira Co. 24,211 342
Marzetti , Co.(The) 4,134 648
MGP Ingredients, Inc. 5,280 128
Nomad Foods, Ltd. 179,042 2,023
Performance Food Group Co.(Æ) 16,935 1,638
Pilgrim's Pride Corp. 57,405 2,187
Post Holdings, Inc.(Æ) 5,407 562
Primo Brands Corp. Class A 152,439 3,349
Smithfield Foods, Inc. 100,380 2,224
Spectrum Brands Holdings, Inc. 36,449 1,964
Sprouts Farmers Market, Inc.(Æ) 16,574 1,309
United Natural Foods, Inc.(Æ) 64,087 2,413
US Foods Holding Corp.(Æ) 27,044 1,964
Vita Coco Co., Inc. (The)(Æ) 47,311 1,948
Warby Parker, Inc. Class A(Æ) 76,727 1,503
Weis Markets, Inc. 6,526 413
52,480
Energy - 3.5%
Alpha Metallurgical Resources, Inc.(Æ) 11,007 1,907
Antero Resources Corp.(Æ) 88,117 2,724
Centrus Energy Corp. Class A(Æ) 18,076 6,642
Civitas Resources, Inc. 10,694 308
Core Laboratories, Inc. 200,292 3,193
Core Natural Resources, Inc. 7,881 623
Coterra Energy, Inc. 74,311 1,758
Delek US Holdings, Inc. 18,526 700
Diamondback Energy, Inc. 13,862 1,985
DNOW, Inc.(Æ) 119,789 1,761
Exxon Mobil Corp. 20,408 2,334
First Solar, Inc.(Æ) 4,789 1,278
Helix Energy Solutions Group, Inc.(Æ) 274,237 1,843
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HF Sinclair Corp. 52,918 2,731
Kodiak Gas Services, Inc. 26,127 964
Liberty Energy, Inc. Class A 80,925 1,466
Matador Resources Co. 38,825 1,532
Natural Gas Services Group, Inc. 23,760 661
NPK International, Inc.(Æ) 345,781 4,253
Oil States International, Inc.(Æ) 127,995 764
Par Pacific Holdings, Inc.(Æ) 56,998 2,279
Pason Systems, Inc. 270,337 2,303
Patterson-UTI Energy, Inc. 416,128 2,609
ProPetro Holding Corp.(Æ) 59,363 616
Select Water Solutions, Inc. Class A 224,914 2,600
Solaris Energy Infrastructure, Inc. Class A 55,034 2,929
Transocean, Ltd.(Æ) 678,339 2,605
Valaris , Ltd.(Æ) 18,800 1,055
Viper Energy, Inc. Class A 36,186 1,359
Weatherford International PLC 65,032 4,792
62,574
Financial Services - 19.9%
Affiliated Managers Group, Inc. 11,012 2,620
Affirm Holdings, Inc.(Æ) 24,268 1,744
Agree Realty Corp.(ö) 6,921 505
Air Lease Corp. Class A 82,396 5,262
Alpine Income Property Trust, Inc.(ö) 34,296 503
Ameris Bancorp 11,202 802
AMERISAFE, Inc. 63,015 2,526
Apple Hospitality REIT, Inc.(ö) 26,356 295
Associated Banc-Corp. 20,340 504
Assurant, Inc. 5,539 1,173
Assured Guaranty, Ltd. 71,505 5,762
Atlanticus Holdings Corp.(Æ) 5,704 314
Axis Capital Holdings, Ltd. 30,294 2,837
Axos Financial, Inc.(Æ) 11,131 868
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 17,166 379
Banc of California, Inc. 159,738 2,711
Bancorp, Inc. (The)(Æ) 29,842 1,951
Bank of NT Butterfield & Son, Ltd. (The) 795 37
Bank OZK 42,384 1,907
BankUnited , Inc. 65,135 2,611
Banner Corp. 10,529 636
BGC Group, Inc. Class A 296,615 2,711
Braemar Hotels & Resorts, Inc.(ö) 165,551 422
Bridgewater Bancshares, Inc.(Æ) 205,668 3,385
Brighthouse Financial, Inc.(Æ) 27,887 1,591
Burke & Herbert Financial Services Corp. 26,049 1,533
Cadence Bank 57,103 2,155
Cannae Holdings, Inc. 22,589 404
Capital One Financial Corp. 15,699 3,454
Carter Bankshares , Inc.(Æ) 121,557 2,076
CBL & Associates Properties, Inc.(ö) 29,725 879
CNO Financial Group, Inc. 74,306 2,974
Cohen & Steers, Inc. 13,642 932
Columbia Banking System, Inc. 30,339 813
Community Bank System, Inc. 28,319 1,571
Compass, Inc. Class A(Æ) 53,426 412

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CTO Realty Growth, Inc.(ö) 38,171 637
Cushman & Wakefield PLC(Æ) 324,154 5,089
Customers Bancorp, Inc.(Æ) 76,169 5,112
DiamondRock Hospitality Co.(ö) 450,881 3,526
Dime Community Bancshares, Inc. 70,211 1,843
Distribution Solutions Group, Inc.(Æ) 41,793 1,143
Diversified Healthcare Trust(ö) 29,006 124
Encore Capital Group, Inc.(Æ) 16,613 691
Enova International, Inc.(Æ) 30,176 3,608
EPR Properties(ö) 21,427 1,050
Equity Bancshares, Inc. Class A 49,936 2,023
Erie Indemnity Co. Class A 4,852 1,420
Esquire Financial Holdings, Inc. 3,503 329
Everest Re Group, Ltd. 1,367 430
Extra Space Storage, Inc.(ö) 6,730 899
EZCORP, Inc. Class A(Æ) 64,535 1,178
F&G Annuities & Life, Inc. 92,821 2,752
FB Financial Corp. 33,853 1,828
Federal Agricultural Mortgage Corp. Class
C 14,346 2,276
Fidelis Insurance Holdings, Ltd. 201,692 3,626
First BanCorp 106,817 2,082
First Bank 125,893 1,966
First Commonwealth Financial Corp. 59,331 907
First Horizon Corp. 98,309 2,100
First Industrial Realty Trust, Inc.(ö) 54,380 3,006
First Internet Bancorp 70,689 1,254
FirstService Corp. 12,673 2,020
FNB Corp. 90,478 1,422
Franklin Street Properties Corp.(ö) 163,686 196
Gaming and Leisure Properties, Inc.(ö) 47,461 2,120
GCM Grosvenor, Inc. Class A 141,882 1,633
Genworth Financial, Inc. Class A(Æ) 108,399 915
German American Bancorp, Inc. 51,072 1,968
Glacier Bancorp, Inc. 91,930 3,755
Globe Life, Inc. 7,789 1,024
Goosehead Insurance, Inc. Class A 10,049 690
Grid Dynamics Holdings, Inc.(Æ) 107,109 1,000
HA Sustainable Infrastructure Capital, Inc. 17,278 479
Hamilton Lane, Inc. Class A 26,009 2,964
Hanover Insurance Group, Inc. (The) 23,918 4,087
HBT Financial, Inc. 13,312 325
Hingham Institution for Savings 11,401 3,355
Home BancShares , Inc. 119,152 3,183
Horace Mann Educators Corp. 60,714 2,714
Host Hotels & Resorts, Inc.(ö) 21,421 343
Houlihan Lokey , Inc. Class A 46,738 8,370
Howard Hughes Holdings, Inc.(Æ) 68,036 5,394
Huntington Bancshares, Inc. 90,848 1,403
Independence Realty Trust, Inc.(ö) 61,288 976
Independent Bank Corp. 52,677 3,545
Industrial Logistics Properties Trust(ö) 61,038 322
International General Insurance Holdings,
Ltd. 301,956 6,432
Jackson Financial, Inc. Class A 62,653 6,316
Janus Henderson Group PLC 2,285 99
Jones Lang LaSalle, Inc.(Æ) 14,647 4,469
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinsale Capital Group, Inc. 872 348
Lamar Advertising Co. Class A(ö) 5,068 601
Lazard, Inc. 9,453 461
LendingClub Corp.(Æ) 121,664 2,116
Marex Group PLC 116,316 3,530
Merchants Bancorp 60,914 1,900
Metropolitan Bank Holding Corp. 45,485 3,014
MGIC Investment Corp. 87,321 2,394
Mid-America Apartment Communities, Inc.
(ö) 4,859 623
Millrose Properties, Inc. Class A(ö) 85,082 2,740
NET Lease Office Properties(ö) 62,250 1,827
NETSTREIT Corp.(ö) 24,195 450
Newmark Group, Inc. Class A 311,588 5,556
NewtekOne , Inc. 26,302 274
NexPoint Residential Trust, Inc.(ö) 7,918 243
NMI Holdings, Inc. Class A(Æ) 57,349 2,089
NNN REIT, Inc.(ö) 20,317 822
Northrim BanCorp , Inc. 60,716 1,334
OceanFirst Financial Corp. 194,316 3,533
OFG Bancorp 134,940 5,217
Old Second Bancorp, Inc. 106,577 1,913
Origin Bancorp, Inc. 80,621 2,794
Paramount Group, Inc.(Æ)(ö) 321,569 2,103
Pathward Financial, Inc. 24,076 1,639
Peapack -Gladstone Financial Corp. 18,179 460
Pebblebrook Hotel Trust(ö) 51,415 538
Perella Weinberg Partners 95,814 1,790
Popular, Inc. 38,925 4,339
Postal Realty Trust, Inc. Class A(ö) 29,957 444
PotlatchDeltic Corp.(ö) 218,388 8,735
PRA Group, Inc.(Æ) 21,411 294
Primerica, Inc. 8,016 2,083
Prosperity Bancshares, Inc. 35,667 2,348
Radian Group, Inc. 51,019 1,732
Raymond James Financial, Inc. 29,861 4,738
Rayonier, Inc.(ö) 138,317 3,053
RE/MAX Holdings, Inc. Class A(Æ) 388,442 3,080
Reinsurance Group of America, Inc. Class A 9,671 1,765
Remitly Global, Inc.(Æ) 80,121 1,285
RenaissanceRe Holdings, Ltd. 7,843 1,993
Renasant Corp. 24,218 814
Resolute Holdings Management, Inc.(Æ) 9,280 684
Robinhood Markets, Inc. Class A(Æ) 7,447 1,093
Rocket Cos., Inc. Class A 224,015 3,732
Ryman Hospitality Properties, Inc.(ö) 23,837 2,072
Safehold , Inc.(ö) 155,487 2,244
Seacoast Banking Corp. of Florida 203,794 6,175
Seaport Entertainment Group, Inc.(Æ) 21,522 518
Selective Insurance Group, Inc. 41,173 3,102
Shift4 Payments, Inc. Class A(Æ) 3,524 243
Simmons First National Corp. Class A 39,362 684
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 2,110
SLM Corp. 75,562 2,029
SoFi Technologies, Inc.(Æ) 90,719 2,693
Southern First Bancshares, Inc.(Æ) 59,022 2,587

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southern Missouri Bancorp, Inc. 31,039 1,628
SouthState Bank Corp. 42,421 3,761
St. Joe Co. (The) 28,774 1,634
Starwood Property Trust, Inc.(ö) 66,209 1,204
Stewart Information Services Corp. 26,394 1,802
Stock Yards Bancorp, Inc. 29,505 1,918
Summit Hotel Properties, Inc.(ö) 466,752 2,399
Sun Communities, Inc.(ö) 13,480 1,707
Synovus Financial Corp. 33,737 1,506
Tel Aviv Stock Exchange, Ltd. 335,495 7,825
Texas Capital Bancshares, Inc.(Æ) 28,980 2,430
TIC Solutions, Inc.(Æ) 142,014 1,723
Towne Bank 44,302 1,440
Tradeweb Markets, Inc. Class A 18,095 1,907
Triumph Financial, Inc.(Æ) 6,648 362
UMB Financial Corp. 9,870 1,055
United Community Banks, Inc. 20,570 601
Unum Group 41,015 3,011
Virtus Investment Partners, Inc. 1,898 309
Vornado Realty Trust(ö) 45,471 1,725
Voya Financial, Inc. 66,637 4,962
Walker & Dunlop, Inc. 51,822 4,142
Webster Financial Corp. 50,085 2,857
Western Alliance Bancorp 15,686 1,213
353,776
Health Care - 13.1%
Abivax SA - ADR(Æ) 11,187 1,146
Acadia Healthcare Co., Inc.(Æ) 5,395 116
AdaptHealth Corp.(Æ) 181,031 1,627
Addus HomeCare Corp.(Æ) 34,795 4,067
ADMA Biologics, Inc.(Æ) 84,911 1,314
Akero Therapeutics, Inc.(Æ) 37,783 2,048
Align Technology, Inc.(Æ) 9,207 1,269
Alphatec Holdings, Inc.(Æ) 123,473 2,345
Amneal Pharmaceuticals, Inc.(Æ) 161,781 1,750
Apogee Therapeutics, Inc.(Æ) 13,950 789
Arcellx , Inc.(Æ) 60,814 5,488
Argenx SE - ADR(Æ) 2,361 1,932
Ascendis Pharma A/S - ADR(Æ) 15,611 3,147
Avidity Biosciences, Inc.(Æ) 51,032 3,565
Axsome Therapeutics, Inc.(Æ) 2,975 402
Biohaven , Ltd.(Æ) 7,390 127
Bio- Techne Corp. 73,832 4,620
BridgeBio Pharma, Inc.(Æ) 92,408 5,788
Catalyst Pharmaceuticals, Inc.(Æ) 84,231 1,792
Celcuity , Inc.(Æ) 27,774 2,143
Centene Corp.(Æ) 7,352 260
Centessa Pharmaceuticals PLC - ADR(Æ) 58,696 1,462
Charles River Laboratories International,
Inc.(Æ) 7,982 1,437
Chemed Corp. 4,610 1,988
Cidara Therapeutics, Inc.(Æ) 32,182 3,516
Concentra Group Holdings Parent, Inc. 65,283 1,300
Cooper Cos, Inc. (The)(Æ) 8,232 576
CorVel Corp.(Æ) 35,961 2,659
Crinetics Pharmaceuticals, Inc.(Æ) 41,348 1,799
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CRISPR Therapeutics AG(Æ) 7,153 458
Cytokinetics, Inc.(Æ) 26,727 1,700
DaVita, Inc.(Æ) 8,875 1,056
DexCom , Inc.(Æ) 9,320 543
Doximity , Inc. Class A(Æ) 16,601 1,096
Elanco Animal Health, Inc.(Æ) 183,258 4,059
Embecta Corp. 91,792 1,225
Encompass Health Corp. 51,986 5,919
Enovis Corp.(Æ) 28,395 887
Ensign Group, Inc. (The) 29,828 5,372
Envista Holdings Corp.(Æ) 96,441 1,963
Evolus , Inc.(Æ) 60,884 393
Gossamer Bio, Inc.(Æ) 137,345 337
Guardant Health, Inc.(Æ) 17,763 1,652
Haemonetics Corp.(Æ) 20,950 1,048
Halozyme Therapeutics, Inc.(Æ) 35,238 2,297
Harrow Health, Inc.(Æ) 29,248 1,105
HealthEquity , Inc.(Æ) 48,485 4,586
Henry Schein, Inc.(Æ) 9,893 625
Icon PLC(Æ) 18,708 3,214
Inhibrx Biosciences, Inc.(Æ) 26,955 2,201
Insmed , Inc.(Æ) 45,822 8,688
iRhythm Technologies, Inc.(Æ) 2,188 410
Jazz Pharmaceuticals PLC(Æ) 551 76
KalVista Pharmaceuticals, Inc.(Æ) 52,939 578
Krystal Biotech, Inc.(Æ) 2,452 484
Kymera Therapeutics, Inc.(Æ) 13,023 805
LeMaitre Vascular, Inc. 52,245 4,525
Ligand Pharmaceuticals, Inc. Class B(Æ) 8,313 1,590
Liquidia Corp.(Æ) 67,960 1,656
Madrigal Pharmaceuticals, Inc.(Æ) 9,386 3,932
Medpace Holdings, Inc.(Æ) 9,373 5,482
MeiraGTx Holdings PLC(Æ) 79,392 721
Merus NV(Æ) 22,585 2,142
Mirum Pharmaceuticals, Inc.(Æ) 72,269 5,250
Molina Healthcare, Inc.(Æ) 3,512 538
Moonlake Immunotherapeutics (Æ) 2,357 24
Natera , Inc.(Æ) 5,978 1,189
Nektar Therapeutics(Æ) 6,206 403
Neurocrine Biosciences, Inc.(Æ) 9,627 1,379
NeuroPace , Inc.(Æ) 37,056 368
Nuvalent , Inc. Class A(Æ) 23,097 2,294
OmniAb , Inc. 6,830 —
Omnicell , Inc.(Æ) 8,346 280
Option Care Health, Inc.(Æ) 96,970 2,524
Pacira BioSciences , Inc.(Æ) 45,713 977
PACS Group, Inc.(Æ) 218,730 2,642
Pediatrix Medical Group, Inc.(Æ) 46,621 791
Pennant Group, Inc. (The)(Æ) 81,926 2,026
Perrigo Co. PLC 163,725 3,396
Prestige Brands Holdings, Inc.(Æ) 7,856 476
PTC Therapeutics, Inc.(Æ) 43,915 3,000
Puma Biotechnology, Inc.(Æ) 961,159 4,902
Pursuit Attractions and Hospitality, Inc.(Æ) 49,445 1,754
Quest Diagnostics, Inc. 7,338 1,291
RadNet , Inc.(Æ) 27,023 2,053
Repligen Corp.(Æ) 12,123 1,807

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Revolution Medicines, Inc.(Æ) 27,226 1,602
Rhythm Pharmaceuticals, Inc.(Æ) 39,141 4,453
Rigel Pharmaceuticals, Inc.(Æ) 66,207 2,091
Scholar Rock Holding Corp.(Æ) 38,230 1,132
Smith & Nephew PLC - ADR 89,775 3,306
Soleno Therapeutics, Inc.(Æ) 18,322 1,231
STERIS PLC 18,634 4,392
Summit Therapeutics, Inc.(Æ) 22,795 431
Supernus Pharmaceuticals, Inc.(Æ) 14,740 813
Surgery Partners, Inc.(Æ) 14,996 329
Talkspace , Inc.(Æ) 233,458 754
Tarsus Pharmaceuticals, Inc.(Æ) 35,276 2,427
Teleflex, Inc. 2,950 367
Tempus AI, Inc.(Æ) 10,603 953
Tenet Healthcare Corp.(Æ) 21,704 4,482
TG Therapeutics, Inc.(Æ) 62,728 2,182
Travere Therapeutics, Inc.(Æ) 36,595 1,287
uniQure NV(Æ) 50,202 3,398
United Therapeutics Corp.(Æ) 7,341 3,270
Universal Health Services, Inc. Class B 12,406 2,692
US Physical Therapy, Inc. 23,784 2,052
Vaxcyte , Inc.(Æ) 3,885 176
Veeva Systems, Inc. Class A(Æ) 6,119 1,782
Vera Therapeutics, Inc.(Æ) 37,636 1,071
Veracyte , Inc.(Æ) 38,560 1,391
Vericel Corp.(Æ) 105,344 3,693
Viking Therapeutics, Inc.(Æ) 21,452 817
Viridian Therapeutics, Inc.(Æ) 51,267 1,211
Waystar Holding Corp.(Æ) 33,331 1,195
West Pharmaceutical Services, Inc. 9,822 2,771
Xenon Pharmaceuticals, Inc.(Æ) 16,514 692
Zai Lab, Ltd. - ADR(Æ) 22,166 579
231,683
Materials and Processing - 9.9%
AAON, Inc. 20,757 2,042
Acuity, Inc. 2,856 1,043
Advanced Drainage Systems, Inc. 15,000 2,101
AdvanSix , Inc. 25,838 480
Alcoa Corp. 33,253 1,223
Amrize , Ltd.(Æ) 38,354 1,988
Apogee Enterprises, Inc. 7,884 289
Ashland, Inc. 4,413 216
Avient Corp. 64,320 2,063
Axalta Coating Systems, Ltd.(Æ) 50,647 1,442
Balchem Corp. 20,807 3,192
Ball Corp. 93,572 4,398
Belden, Inc. 5,651 689
Builders FirstSource , Inc.(Æ) 13,019 1,512
Cabot Corp. 4,571 308
Cameco Corp. Class A 11,148 1,139
Carpenter Technology Corp. 6,401 2,022
Celanese Corp. Class A 20,346 782
Clearwater Paper Corp.(Æ) 27,582 487
Cleveland-Cliffs, Inc.(Æ) 194,102 2,413
Commercial Metals Co. 77,975 4,629
Core & Main, Inc. Class A(Æ) 3,764 196
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Crown Holdings, Inc. 5,723 556
Darling Ingredients, Inc.(Æ) 23,590 756
DuPont de Nemours, Inc. 4,630 378
Eagle Materials, Inc. 17,343 3,682
Element Solutions, Inc. 210,929 5,636
Fabrinet (Æ) 5,341 2,353
Fortune Brands Innovations, Inc. 61,235 3,111
Gibraltar Industries, Inc.(Æ) 39,273 2,450
Graphic Packaging Holding Co. 79,203 1,266
Greif, Inc. Class A 40,721 2,317
H.B. Fuller Co. 12,637 725
Healthcare Services Group, Inc.(Æ) 389,593 6,962
Huntsman Corp. 223,658 1,852
Ingevity Corp.(Æ) 105,085 5,645
Innospec , Inc. 4,161 306
Installed Building Products, Inc. 6,798 1,687
Insteel Industries, Inc. 33,466 1,046
Intrepid Potash, Inc.(Æ) 21,124 563
ITT, Inc. 39,309 7,275
Knife River Corp.(Æ) 25,914 1,567
Koppers Holdings, Inc. 14,523 410
Lennox International, Inc. 3,222 1,627
LKQ Corp. 82,286 2,630
Magnera Corp.(Æ) 203,093 1,846
Masterbrand, Inc.(Æ) 335,754 4,241
MDU Resources Group, Inc. 206,611 3,963
Metallus , Inc.(Æ) 22,790 401
Minerals Technologies, Inc. 22,605 1,283
Modine Manufacturing Co.(Æ) 52,531 8,048
Mohawk Industries, Inc.(Æ) 12,972 1,474
Mosaic Co. (The) 2,010 55
MRC Global, Inc.(Æ) 102,533 1,430
Olin Corp. 23,277 482
Olympic Steel, Inc. 22,978 850
OPENLANE, Inc.(Æ) 46,088 1,218
OR Royalties, Inc. 44,839 1,434
Owens Corning 10,132 1,290
Packaging Corp. of America 4,726 925
Pool Corp. 15,013 4,009
Quaker Chemical Corp. 24,041 3,339
Reliance, Inc. 4,978 1,406
Resideo Technologies, Inc.(Æ) 54,070 2,314
Rogers Corp.(Æ) 3,305 289
Royal Gold, Inc. 15,993 2,795
RPM International, Inc. 6,601 721
Rush Enterprises, Inc. Class A 70,983 3,507
ScanSource , Inc.(Æ) 13,149 564
Sealed Air Corp. 26,493 888
Silgan Holdings, Inc. 171,459 6,622
SiteOne Landscape Supply, Inc.(Æ) 5,004 649
Sonoco Products Co. 47,365 1,922
SPX Technologies, Inc.(Æ) 34,868 7,807
Steel Dynamics, Inc. 19,144 3,002
Stepan Co. 27,848 1,207
Timken Co. (The) 60,653 4,762
Titan America SA 54,482 804
Trex Co., Inc.(Æ) 18,885 913

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UFP Industries, Inc. 58,829 5,420
Valmont Industries, Inc. 2,427 1,003
Vox Royalty Corp. 122,252 522
Watsco , Inc. 4,901 1,804
Worthington Industries, Inc. 9,630 540
Worthington Steel, Inc. 9,630 308
175,511
Producer Durables - 18.5%
ABM Industries, Inc. 4,061 175
ADT, Inc. 52,953 468
Advantage Solutions, Inc.(Æ) 1,025,837 1,313
Aebi Schmidt Holding AG 341,133 3,804
AECOM 25,754 3,460
Alamo Group, Inc. 5,697 1,018
Alarm.com Holdings, Inc.(Æ) 33,211 1,635
Allison Transmission Holdings, Inc. Class A 13,732 1,134
Alta Equipment Group, Inc. 49,965 306
Applied Industrial Technologies, Inc. 4,001 1,029
ArcBest Corp. 31,963 2,375
Arcosa , Inc. 45,271 4,618
Arhaus , Inc.(Æ) 6,423 64
Avery Dennison Corp. 4,784 837
Badger Meter, Inc. 12,047 2,174
Barrett Business Services, Inc. 110,728 4,481
Bloom Energy Corp. Class A(Æ) 52,453 6,932
Booz Allen Hamilton Holding Corp. Class A 9,028 787
Brady Corp. Class A 32,151 2,441
BWX Technologies, Inc. 33,050 7,060
Cactus, Inc. Class A 8,807 389
Carlisle Cos., Inc. 4,205 1,367
Casella Waste Systems, Inc. Class A(Æ) 25,830 2,288
CBIZ, Inc.(Æ) 22,584 1,242
Centuri Holdings, Inc.(Æ) 25,285 511
Chart Industries, Inc.(Æ) 9,336 1,864
Comfort Systems USA, Inc. 8,542 8,248
CompoSecure , Inc. Class A 96,496 1,916
Construction Partners, Inc. Class A(Æ) 64,944 7,426
Costamare Bulkers Holdings, Ltd.(Æ) 79,001 1,022
CoStar Group, Inc.(Æ) 25,317 1,742
Crane Co. 15,572 2,959
Cross Country Healthcare, Inc.(Æ) 12,878 158
Deluxe Corp. 127,569 2,310
Dorian LPG, Ltd. 21,165 611
Dorman Products, Inc.(Æ) 17,788 2,386
Dycom Industries, Inc.(Æ) 11,879 3,419
Eastman Kodak Co.(Æ) 252,670 1,602
Embraer SA - ADR 37,949 2,447
EnerSys 61,027 7,699
EnPro Industries, Inc. 10,599 2,459
Esab Corp. 43,467 5,078
ESCO Technologies, Inc. 24,586 5,396
Euronet Worldwide, Inc.(Æ) 24,415 1,852
Everus Construction Group, Inc.(Æ) 61,054 5,549
ExlService Holdings, Inc.(Æ) 74,302 2,905
Flowserve Corp. 81,016 5,529
Fluor Corp.(Æ) 37,800 1,844
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Forward Air Corp.(Æ) 18,160 342
Franklin Covey Co.(Æ) 64,533 1,096
Franklin Electric Co., Inc. 24,410 2,313
FreightCar America, Inc.(Æ) 88,860 790
Frontdoor , Inc.(Æ) 30,373 2,018
FTAI Aviation, Ltd. 41,237 7,130
FTI Consulting, Inc.(Æ) 2,997 495
Gartner, Inc.(Æ) 3,010 748
Gates Industrial Corp. PLC(Æ) 58,701 1,296
Generac Holdings, Inc.(Æ) 374 63
Gentex Corp. 27,386 642
GFL Environmental, Inc. 23,751 1,038
Gorman-Rupp Co. (The) 19,777 889
Granite Construction, Inc. 19,905 2,048
GXO Logistics, Inc.(Æ) 14,529 817
Hackett Group, Inc. (The) 286,850 5,195
HEICO Corp. 9,724 3,090
Helios Technologies, Inc. 69,040 3,822
Herc Holdings, Inc. 7,336 1,042
Hexcel Corp. 8,499 607
HNI Corp. 40,934 1,675
Howmet Aerospace, Inc. 15,354 3,162
Hub Group, Inc. Class A 50,580 1,863
IDEX Corp. 16,931 2,903
Innovative Solutions & Support, Inc.(Æ) 35,859 337
Insperity , Inc. 25,395 1,120
Jacobs Solutions, Inc. 1,899 296
Keysight Technologies, Inc.(Æ) 14,446 2,643
Kforce , Inc. 52,163 1,320
Kirby Corp.(Æ) 783 81
Knight-Swift Transportation Holdings, Inc. 9,433 426
Lamb Weston Holdings, Inc. 89,415 5,520
Landstar System, Inc. 6,047 777
Limbach Holdings, Inc.(Æ) 15,212 1,437
Lincoln Electric Holdings, Inc. 8,301 1,946
Littelfuse , Inc. 11,063 2,692
MarketAxess Holdings, Inc. 378 60
MasTec , Inc.(Æ) 17,488 3,570
Matson, Inc. 32,889 3,320
Maximus, Inc. 14,490 1,204
Mayville Engineering Co., Inc.(Æ) 104,246 1,858
Mercury Systems, Inc.(Æ) 11,964 926
Middleby Corp. (The)(Æ) 11,158 1,386
MillerKnoll , Inc. 23,385 365
Montrose Environmental Group, Inc.(Æ) 101,827 2,635
MSC Industrial Direct Co., Inc. Class A 96,526 8,196
Murphy USA, Inc. 1,877 672
MYR Group, Inc.(Æ) 11,935 2,598
National CineMedia , Inc. 125,208 553
Nordson Corp. 6,859 1,591
Orion Group Holdings, Inc.(Æ) 171,904 1,851
Paylocity Holding Corp.(Æ) 19,836 2,802
Paysafe , Ltd.(Æ) 116,476 1,282
Pentair PLC 13,065 1,389
Phinia , Inc. 72,265 3,751
PROG Holdings, Inc. 67,376 1,949
Quanta Services, Inc. 6,277 2,819

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ralliant Corp. 64,756 2,844
RBC Bearings, Inc.(Æ) 1,938 830
RCM Technologies, Inc.(Æ) 54,410 1,257
Regal Rexnord Corp. 7,842 1,105
Repay Holdings Corp.(Æ) 115,604 496
Robert Half, Inc. 54,159 1,418
RXO, Inc.(Æ) 89,769 1,592
Ryder System, Inc. 13,972 2,364
Ryerson Holding Corp. 33,671 743
Saia, Inc.(Æ) 14,253 4,169
Schneider National, Inc. Class B 50,685 1,083
Scotts Miracle- Gro Co. (The) Class A 18,518 991
Snap-on, Inc. 3,029 1,016
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 65
Stagwell , Inc.(Æ) 480,842 2,284
Standex International Corp. 16,214 3,782
Sterling Infrastructure, Inc.(Æ) 21,014 7,941
Sun Country Airlines Holdings, Inc.(Æ) 5,779 71
Teekay Tankers, Ltd. Class A 6,916 422
Teledyne Technologies, Inc.(Æ) 2,321 1,223
Tennant Co. 13,172 1,054
Terex Corp. 16,159 744
Tetra Tech, Inc. 72,170 2,308
Textron, Inc. 11,075 895
Thermon Group Holdings, Inc.(Æ) 79,805 2,293
Tidewater, Inc.(Æ) 10,522 532
TopBuild Corp.(Æ) 6,629 2,801
Toro Co. (The) 32,482 2,427
TransUnion 7,119 578
Trimble, Inc.(Æ) 49,203 3,924
UniFirst Corp. 4,203 649
United Rentals, Inc. 3,201 2,789
V2X, Inc.(Æ) 37,580 2,145
Vontier Corp. 192,466 7,410
Watts Water Technologies, Inc. Class A 4,528 1,234
Werner Enterprises, Inc. 111,158 2,912
WESCO International, Inc. 30,963 8,036
Westinghouse Air Brake Technologies Corp. 15,241 3,116
Willdan Group, Inc.(Æ) 32,255 3,048
XPO, Inc.(Æ) 48,776 7,017
328,393
Technology - 12.9%
ACI Worldwide, Inc.(Æ) 19,516 930
ACM Research, Inc. Class A(Æ) 50,379 2,089
Advanced Micro Devices, Inc.(Æ) 6,838 1,751
Agilysys , Inc.(Æ) 32,102 4,028
Amentum Holdings, Inc.(Æ) 142,859 3,201
Angi , Inc.(Æ) 265,670 3,525
Appfolio , Inc. Class A(Æ) 15,654 3,983
Arista Networks, Inc.(Æ) 11,749 1,853
Aviat Networks, Inc.(Æ) 9,905 247
Avnet, Inc. 13,838 670
Bandwidth, Inc. Class A(Æ) 10,470 169
Bel Fuse, Inc. Class B 32,441 4,996
Bentley Systems, Inc. Class B 7,084 360
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Box, Inc. Class A(Æ) 18,284 587
Bumble, Inc. Class A(Æ) 112,814 626
CACI International, Inc. Class A(Æ) 11,126 6,256
Calix, Inc.(Æ) 25,969 1,777
Camtek , Ltd.(Æ) 26,051 3,226
CCC Intelligent Solutions Holdings, Inc.(Æ) 335,216 2,923
Clear Secure, Inc. Class A 23,935 729
Clearfield, Inc.(Æ) 41,126 1,452
Clearwater Analytics Holdings, Inc. Class
A(Æ) 53,210 980
Coherent Corp.(Æ) 37,904 5,002
CommScope Holding Co., Inc.(Æ) 180,396 3,121
Concentrix Corp. 55,662 2,244
Conduent , Inc.(Æ) 506,482 1,205
Consensus Cloud Solutions, Inc.(Æ) 73,443 2,153
Crane NXT Co. 83,540 5,284
Credo Technology Group Holding, Ltd.(Æ) 8,426 1,581
Daily Journal Corp.(Æ) 3,665 1,484
Descartes Systems Group, Inc. (The)(Æ) 42,401 3,740
Diebold Nixdorf, Inc.(Æ) 27,224 1,610
Diodes, Inc.(Æ) 22,989 1,227
Dolby Laboratories, Inc. Class A 32,605 2,162
Donnelley Financial Solutions, Inc.(Æ) 36,452 1,675
DXC Technology Co.(Æ) 70,922 1,007
Dynatrace , Inc.(Æ) 40,960 2,071
Etsy, Inc.(Æ) 2,131 132
Evolent Health, Inc. Class A(Æ) 18,960 126
Extreme Networks, Inc.(Æ) 117,408 2,233
Fair Isaac Corp.(Æ) 4,834 8,022
Five9, Inc.(Æ) 12,337 300
Fortinet, Inc.(Æ) 30,166 2,607
GCI Liberty, Inc.(Æ)(Š) 39,677 —
GCI Liberty, Inc. Class C(Æ) 119,846 4,389
Genpact , Ltd. 46,885 1,789
Global-e Online, Ltd.(Æ) 45,122 1,644
Globant SA(Æ) 17,710 1,091
GoDaddy , Inc. Class A(Æ) 24,884 3,313
Guidewire Software, Inc.(Æ) 16,199 3,785
IDT Corp. Class B 60,963 3,088
Jabil, Inc. 8,864 1,958
Jack Henry & Associates, Inc. 8,675 1,292
KBR, Inc. 83,294 3,568
Kimball Electronics, Inc.(Æ) 20,531 597
Kulicke & Soffa Industries, Inc. 106,055 4,235
Kyndryl Holdings, Inc.(Æ) 365,588 10,573
Lumentum Holdings, Inc.(Æ) 28,358 5,716
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 840
Match Group, Inc. 46,078 1,490
MKS Instruments, Inc. 13,737 1,974
monday.com, Ltd.(Æ) 2,201 452
Monolithic Power Systems, Inc. 7,910 7,950
NCR Atleos Corp.(Æ) 71,555 2,640
NCR Voyix Corp.(Æ) 81,908 935
NetApp, Inc. 7,186 846
Nice, Ltd. - ADR(Æ) 9,581 1,309
Nutanix , Inc. Class A(Æ) 4,514 322

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oddity Tech, Ltd. Class A(Æ) 23,492 1,063
ON Semiconductor Corp.(Æ) 9,018 452
Paycom Software, Inc. 1,383 259
Pegasystems , Inc. 85,954 5,471
Photronics , Inc.(Æ) 34,924 835
Plexus Corp.(Æ) 29,571 4,137
Power Integrations, Inc. 12,373 518
Progress Software Corp.(Æ) 36,263 1,546
PTC, Inc.(Æ) 15,291 3,036
Pure Storage, Inc. Class A(Æ) 49,016 4,838
Q2 Holdings, Inc.(Æ) 25,656 1,585
Qorvo , Inc.(Æ) 10,049 954
Qualys , Inc.(Æ) 11,943 1,472
Rambus, Inc.(Æ) 32,101 3,301
Red Violet, Inc. 47,815 2,564
Sandisk Corp.(Æ) 19,009 3,789
Sapiens International Corp. NV 23,622 1,017
Semtech Corp.(Æ) 28,165 1,911
SentinelOne , Inc. Class A(Æ) 58,964 1,053
Shutterstock , Inc. 17,457 437
SiTime Corp.(Æ) 4,346 1,259
SPS Commerce, Inc.(Æ) 30,480 2,507
Super Micro Computer, Inc.(Æ) 7,627 396
Symbotic , Inc.(Æ) 1,855 150
Synaptics , Inc.(Æ) 20,011 1,420
TD SYNNEX Corp. 7,146 1,118
Tyler Technologies, Inc.(Æ) 7,467 3,556
Ultra Clean Holdings(Æ) 55,885 1,532
Unity Software, Inc.(Æ) 13,943 528
Universal Display Corp. 5,422 799
Verint Systems, Inc.(Æ) 93,858 1,903
Verra Mobility Corp.(Æ) 64,131 1,488
Vishay Intertechnology , Inc. 270,946 4,601
Western Digital Corp. 1,764 265
Workiva , Inc.(Æ) 12,780 1,086
Zeta Global Holdings Corp. Class A(Æ) 264,775 4,763
228,749
Utilities - 2.8%
ALLETE, Inc. 1,035 70
American States Water Co. 15,862 1,131
Brookfield Infrastructure Corp. Class A 22,051 999
Chesapeake Utilities Corp. 9,745 1,240
Cogent Communications Holdings, Inc. 5,674 234
ConocoPhillips 20,213 1,796
DT Midstream, Inc. 61,692 6,755
Essential Utilities, Inc. 59,312 2,315
Expand Energy Corp. 22,768 2,352
Gulfport Energy Corp.(Æ) 9,317 1,733
IDACORP, Inc. 18,388 2,372
Lumen Technologies, Inc.(Æ) 389,683 4,006
Magnolia Oil & Gas Corp. Class A 5,997 135
Northern Oil and Gas, Inc. 65,867 1,458
Northwestern Energy Group, Inc. 62,367 3,721
NRG Energy, Inc. 14,477 2,488
Ovintiv , Inc. 7,842 294
Permian Resources Corp. 76,169 957
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RGC Resources, Inc. 55,588 1,151
Talen Energy Corp.(Æ) 12,558 5,020
UGI Corp. 132,731 4,437
Vistra Corp. 28,505 5,368
Vital Energy, Inc.(Æ) 27,424 431
50,463
Total Common Stocks
(cost $950,380) 1,708,675
Warrants and Rights - 0.0%
Blueprint Medicines Corp.(Æ)(Š)
  Rights 17,339 8
Chinook Therapeutics, Inc.(Æ)(Š)
  Rights 15,391 —
Contra Inhibrx , Inc.(Æ)(Š)
  Rights 95,150 62
Nabors Industries, Ltd.(Æ)
2026  Warrants 3,926 1
Rain Oncology, Inc.(Æ)(Š)
  Rights 23,153 1
Total Warrants and Rights
(cost $71) 72
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 61,283,156
(∞)
61,271
Total Short-Term Investments
(cost $61,268) 61,271
Total Investments - 99.7%
(identified cost $1,011,719) 1,770,018
Other Assets and Liabilities,
Net - 0.3%
5,214
Net Assets - 100.0%
1,775,232

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 390 USD 48,553 12/25 1,167
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,167
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 225,046 $ — $ —
$ —
$ 225,046
Consumer Staples 52,480 — —
—
52,480
Energy 62,574 — —
—
62,574
Financial Services 353,776 — —
—
353,776
Health Care 231,683 — —
—
231,683
Materials and Processing 175,511 — —
—
175,511
Producer Durables 328,393 — —
—
328,393
Technology 228,749 — —
—
228,749
Utilities 50,463 — —
—
50,463
Warrants and Rights 1 — 71 — 72
Short-Term Investments — — — 61,271 61,271
Total Investments
1,708,676 — 71 61,271 1,770,018
Other Financial Instruments
Assets
Futures Contracts 1,167 — — — 1,167
Total Other Financial Instruments
*
$ 1,167 $ — $ — $ — $ 1,167
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,167
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 9,022 $ —
Foreign currency exchange contracts — 1
Total
$ 9,022 $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1,523 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 217
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,011,719
Investments, at fair value(>) ........................................................................................................................................................
1,770,018
Foreign currency holdings(^) ....................................................................................................................................................... 1,571
Receivables:
Dividends and interest ...................................................................................................................................................... 437
Dividends from affiliated funds ....................................................................................................................................... 180
Fund shares sold ............................................................................................................................................................... 2,014
From broker(a) ................................................................................................................................................................. 2,706
Variation margin on futures contracts .............................................................................................................................. 1,168
Total assets ...............................................................................................................................................................
1,778,094
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 273
Fund shares redeemed ...................................................................................................................................................... 647
Accrued fees to affiliates .................................................................................................................................................. 1,730
Other accrued expenses .................................................................................................................................................... 212
Total liabilities ...........................................................................................................................................................
2,862
Net Assets ...............................................................................................................................................................
$ 1,775,232

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 747,016
Shares of beneficial interest .........................................................................................................................................................
416
Additional paid-in capital ............................................................................................................................................................
1,027,800
Net Assets ...............................................................................................................................................................
$ 1,775,232
(>)   Investments in affiliates, U.S. Cash Management Fund $ 61,271
(^)     Foreign currency holdings - cost $ 1,506
(a)     Receivable from Broker for Futures $ 2,706
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 40.41
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 42.88
Class A — Net assets ........................................................................................................................................................... $ 33,225,910
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 822,133
Net asset value per share: Class C (#) .......................................................................................................................................... $ 33.00
Class C — Net assets ........................................................................................................................................................... $ 12,956,403
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 392,677
Net asset value per share: Class M (#) ......................................................................................................................................... $ 42.92
Class M — Net assets .......................................................................................................................................................... $ 450,701,166
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,499,811
Net asset value per share: Class S (#) .......................................................................................................................................... $ 42.75
Class S — Net assets ............................................................................................................................................................ $ 1,278,348,866
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,904,327
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 219
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 20,312
Dividends from affiliated funds ....................................................................................................................................... 1,905
Interest .............................................................................................................................................................................. 139
Total investment income ..............................................................................................................................................................
22,356
Expenses
Advisory fees ................................................................................................................................................................... 16,003
Administrative fees .......................................................................................................................................................... 793
Custodian fees .................................................................................................................................................................. 107
Distribution fees - Class A ............................................................................................................................................... 81
Distribution fees - Class C ............................................................................................................................................... 101
Transfer agent fees - Class A ........................................................................................................................................... 65
Transfer agent fees - Class C ........................................................................................................................................... 27
Transfer agent fees - Class M .......................................................................................................................................... 831
Transfer agent fees - Class S ............................................................................................................................................ 2,397
Professional fees .............................................................................................................................................................. 107
Registration fees ............................................................................................................................................................... 105
Shareholder servicing fees - Class C ............................................................................................................................... 34
Trustees’ fees .................................................................................................................................................................... 92
Printing fees ..................................................................................................................................................................... 176
Miscellaneous .................................................................................................................................................................. 225
Expenses before reductions .............................................................................................................................................. 21,144
Expense reductions .......................................................................................................................................................... (1,304)
Net expenses ................................................................................................................................................................................
19,840
Net investment income (loss) .......................................................................................................................................................
2,516
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 8,275
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 9,022
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. 53
Net realized gain (loss) ................................................................................................................................................................
17,350
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 36,254
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,523
Foreign currency-related transactions .............................................................................................................................. 74
Net change in unrealized appreciation (depreciation) ................................................................................................................. 37,852
Net realized and unrealized gain (loss) ........................................................................................................................................ 55,202
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 57,718

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2,516 $ 2,554
Net realized gain (loss) ................................................................................................................ 17,350 (1,004)
Net change in unrealized appreciation (depreciation) ................................................................. 37,852 383,611
Net increase (decrease) in net assets from operations ....................................................................... 57,718 385,161
Distributions
To shareholders
Class A ..................................................................................................................................... (165) —
Class M .................................................................................................................................... (3,230) (711)
Class S ...................................................................................................................................... (8,619) (1,174)
Net decrease in net assets from distributions ..................................................................................... (12,014) (1,885)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 1,436 86,901
Total Net Increase (Decrease) in Net Assets ...................................................................
47,140 470,177
Net Assets
Beginning of period ........................................................................................................................... 1,728,092 1,257,915
End of period ......................................................................................................................................
$ 1,775,232 $ 1,728,092

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 221
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 113 $ 4,424 239 $ 8,624
Proceeds from reinvestment of distributions 4 165 — —
Payments for shares redeemed (146) (5,582) (84) (3,101)
Net increase (decrease)
(29) (993) 155 5,523
Class C
Proceeds from shares sold 47 1,473 70 2,154
Payments for shares redeemed (111) (3,467) (85) (2,585)
Net increase (decrease)
(64) (1,994) (15) (431)
Class M
Proceeds from shares sold 2,524 102,215 2,850 113,304
Proceeds from reinvestment of distributions 77 3,215 19 710
Payments for shares redeemed (2,726) (116,819) (1,608) (63,270)
Net increase (decrease)
(125) (11,389) 1,261 50,744
Class S
Proceeds from shares sold 6,522 270,307 5,269 207,252
Proceeds from reinvestment of distributions 206 8,554 30 1,165
Payments for shares redeemed (6,295) (263,049) (4,560) (177,352)
Net increase (decrease)
433 15,812 739 31,065
Total increase (decrease)
215 $ 1,436 2,140 $ 86,901

See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 39.59 30.44 32.28 39.31 26.66
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.05) (.05) .01 (.09) (.15)
$ Net Realized and Unrealized Gain (Loss) 1.07 9.20 (1.85) (6.90) 12.85
$ Total from Investment Operations 1.02 9.15 (1.84) (6.99) 12.70
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.20) — — — (.05)
$ Distributions from Net Realized Gain — — — (.04) —
$ Total Distributions (.20) — — (.04) (.05)
$ Net Asset Value, End of Period 40.41 39.59 30.44 32.28 39.31
% Total Return
(±)
2.58 30.06 (5.70) (17.79) 47.69
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 33,226 33,681 21,180 26,204 29,140
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.51 1.51 1.51 1.52 1.52
% Expenses, Net
(Ƃ)
1.49 1.49 1.48 1.48 1.48
% Net Investment Income
(Ƃ)
(.1 4 ) (.13) .03 (.25) (.40)
% Portfolio Turnover Rate 55 49 71 66 35
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 32.39 25.09 26.80 32.88 22.42
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
(.27) (.26) (.19) (.28) (.35)
$ Net Realized and Unrealized Gain (Loss) .88 7.56 (1.52) (5.76) 10.81
$ Total from Investment Operations .61 7.30 (1.71) (6.04) 10.46
Less distributions:
– – – – –
$ Distributions from Net Realized Gain — — — (.04) —
$ Total Distributions — — — (.04) —
$ Net Asset Value, End of Period 33.00 32.39 25.09 26.80 32.88
% Total Return 1.88 29.10 (6.38) (18.38) 46.65
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 12,956 14,805 11,837 13,595 16,259
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.26 2.26 2.26 2.27 2.27
% Expenses, Net
(Ƃ)
2.21 2.21 2.20 2.20 2.20
% Net Investment Income
(Ƃ)
(.8 6 ) (.84) (.69) (.97) (1.13)
% Portfolio Turnover Rate 55 49 71 66 35

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 223
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 42.01 32.25 34.19 41.47 28.11
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.10 .10 .14 .05 (.01)
$ Net Realized and Unrealized Gain (Loss) 1.15 9.74 (1.96) (7.29) 13.52
$ Total from Investment Operations 1.25 9.84 (1.82) (7.24) 13.51
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.08) (.12) — (.15)
$ Distributions from Net Realized Gain — — — (.04) —
$ Total Distributions (.34) (.08) (.12) (.04) (.15)
$ Net Asset Value, End of Period 42.92 42.01 32.25 34.19 41.47
% Total Return 3.00 30.52 (5.34) (17.47) 48.19
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 450,701 446,411 301,992 331,061 308,276
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.26 1.26 1.26 1.27 1.27
% Expenses, Net
(Ƃ)
1.11 1.11 1.10 1.10 1.10
% Net Investment Income
(Ƃ)
.24 .25 .40 .15 (.03)
% Portfolio Turnover Rate 55 49 71 66 35
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 41.84 32.12 34.06 41.35 28.03
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.06 .06 .11 .01 (.05)
$ Net Realized and Unrealized Gain (Loss) 1.15 9.70 (1.96) (7.26) 13.49
$ Total from Investment Operations 1.21 9.76 (1.85) (7.25) 13.44
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.30) (.04) (.09) — (.12)
$ Distributions from Net Realized Gain — — — (.04) —
$ Total Distributions (.30) (.04) (.09) (.04) (.12)
$ Net Asset Value, End of Period 42.75 41.84 32.12 34.06 41.35
% Total Return 2.91 30.40 (5.45) (17.54) 48.05
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,278,349 1,233,195 922,906 939,714 1,020,504
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.26 1.26 1.26 1.27 1.27
% Expenses, Net
(Ƃ)
1.21 1.21 1.20 1.20 1.20
% Net Investment Income
(Ƃ)
.14 .15 .30 .04 (.12)
% Portfolio Turnover Rate 55 49 71 66 35

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 1,446,430
Administrative fees 71,488
Distribution fees 15,393
Shareholder servicing fees 2,773
Transfer agent fees 188,682
Trustees' fees 5,157
$ 1,729,923
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 64,646 $ 319,864 $ 323,239 $ (1) $ 1 $ 61,271 $ 1,905 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,023,064,371 $ 770,242,346 $ (23,288,774) $ 746,953,572
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 6,941,487 $ (6,943,937) $ 747,018,145 $ — $ 747,015,695
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 12,013 , 5 67 $ — $ — $ 1,884,887 $ — $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 225
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (111)
Additional paid-in capital
111
Federal Income Taxes, continued

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Argentina - 0.3%
Grupo Financiero Galicia SA - ADR(Æ) 176,980 10,465
YPF SA - ADR(Æ) 181,696 6,619
17,084
Australia - 0.8%
Aristocrat Leisure, Ltd. 43,905 1,815
ASX, Ltd. 4,813 178
BHP Group, Ltd. 14,029 399
BlueScope Steel, Ltd. 40,510 606
Brambles, Ltd. 164,769 2,677
Commonwealth Bank of Australia 93,336 10,467
Glencore PLC 509,251 2,435
Goodman Group(ö) 276,481 5,959
Medibank Pvt , Ltd. 519,559 1,657
Northern Star Resources, Ltd. 106,919 1,714
Pro Medicus , Ltd. 7,655 1,315
Qantas Airways, Ltd. 391,162 2,608
QBE Insurance Group, Ltd. 163,228 2,125
REA Group, Ltd. 6,026 839
Rio Tinto PLC 4,261 305
Rio Tinto, Ltd. 7,211 626
Santos, Ltd. 84,190 348
SGH, Ltd. 38,236 1,215
Wesfarmers, Ltd. 68,218 3,741
41,029
Austria - 0.5%
ams -OSRAM AG(Æ) 93,905 1,295
Erste Group Bank AG 234,487 24,254
Mondi PLC 145,435 1,622
27,171
Belgium - 0.2%
Ageas SA 61,712 4,086
Anheuser-Busch InBev SA 37,682 2,297
Lotus Bakeries NV 134 1,170
UCB SA 13,307 3,431
10,984
Brazil - 2.5%
Ambev SA 4,764,906 11,257
B3 SA - Brasil Bolsa Balcao 474,818 1,117
Banco Bradesco SA - ADR 2,143,205 7,244
Banco BTG Pactual SA 814,019 7,387
Banco do Brasil SA 492,128 2,003
Caixa Seguridade Participacoes SA 119,822 333
Centrais Eletricas Brasileiras SA 435,030 4,506
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp 306,008 7,498
Embraer SA - ADR 56,421 3,638
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 334,607 1,946
Hypera SA 31,472 151
Itau Unibanco Holding SA - ADR 1,001,195 7,369
Localiza Rent a Car SA 817,099 5,990
Lojas Renner SA 1,227,418 3,386
Magazine Luiza SA 1,259,459 1,983
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MBRF Global Foods Company SA 682,913 2,268
MercadoLibre , Inc.(Æ) 6,361 14,804
Natura Cosmeticos SA(Æ) 1,963,439 3,288
NU Holdings, Ltd. Class A(Æ) 785,893 12,661
Petroleo Brasileiro SA - ADR 127,342 1,482
PRIO SA(Æ) 241,527 1,618
Rumo SA 225,560 667
Telefonica Brasil SA 1,116,160 6,647
Ultrapar Participacoes SA 490,826 1,953
Vale SA Class B - ADR 767,722 9,282
Wheaton Precious Metals Corp. 29,676 2,866
XP, Inc. Class A 65,244 1,189
Yara International ASA 44,055 1,607
126,140
Burkina Faso - 0.1%
Endeavour Mining PLC 71,773 2,875
Canada - 3.3%
Agnico Eagle Mines, Ltd. 9,779 1,573
Alimentation Couche-Tard, Inc. 94,175 4,786
ARC Resources, Ltd. 134,430 2,479
Bank of Montreal 7,324 910
Bank of Nova Scotia (The) 12,742 836
Barrick Mining Corp. 432,510 14,192
Brookfield Asset Management, Inc. Class
A 24,440 1,322
Brookfield Corp. 15,819 728
CAE, Inc.(Æ) 25,067 704
Cameco Corp. Class A 24,306 2,484
Canadian National Railway Co. 38,666 3,708
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Kansas City, Ltd. 38,780 2,791
Capstone Mining Corp.(Æ) 118,782 1,058
CCL Industries, Inc. Class B 59,400 3,314
Cenovus Energy, Inc. 50,145 847
CGI, Inc. 45,028 3,919
Constellation Software, Inc. 1,754 4,616
Dollarama , Inc. 87,191 11,333
Empire Co., Ltd. Class A 159,757 5,427
Enbridge, Inc. 58,672 2,736
Fairfax Financial Holdings, Ltd. 3,122 5,069
Fortis, Inc. 20,091 1,010
Franco-Nevada Corp. Class T 11,708 2,187
George Weston, Ltd. 32,343 1,966
Gildan Activewear , Inc. Class A 17,159 1,001
Granite Real Estate Investment Trust(ö) 17,450 981
Great-West Lifeco , Inc. 29,092 1,233
Hydro One, Ltd.(Þ) 26,918 993
iA Financial Corp., Inc. 7,703 909
Imperial Oil, Ltd. 17,826 1,577
Intact Financial Corp. 28,889 5,389
Kinross Gold Corp. 80,989 1,884
Loblaw Cos., Ltd. 212,012 8,426
Magna International, Inc. Class A 149,485 7,062
Manulife Financial Corp. 106,997 3,463
MEG Energy Corp. Class A 51,724 1,094
Metro, Inc. Class A 75,193 5,012

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Canada 9,586 1,071
Nutrien , Ltd. 17,543 955
Open Text Corp. 7,239 278
Pembina Pipeline Corp. 10,204 386
Quebecor, Inc. Class B 45,351 1,447
Royal Bank of Canada 45,502 6,666
Saputo, Inc. 16,604 401
Shopify, Inc. Class A(Æ) 67,575 11,749
Stantec , Inc. 86,383 9,566
Sun Life Financial, Inc. 70,261 4,274
Suncor Energy, Inc. 18,907 753
Teck Resources, Ltd. Class B 41,866 1,796
Thomson Reuters Corp. 10,827 1,658
Toronto-Dominion Bank (The) 83,171 6,829
166,848
Chile - 0.1%
Antofagasta PLC 35,475 1,297
Cencosud SA 318,889 989
Enel Americas SA 2,848,293 270
Sociedad Quimica y Minera de Chile
SA - ADR 98,601 4,831
7,387
China - 11.7%
Agricultural Bank of China, Ltd. Class A 5,855,000 6,553
Akeso , Inc. Class B(Æ)(Þ) 79,000 1,147
Alibaba Group Holding, Ltd. 5,191,377 110,300
Aluminum Corp. of China, Ltd. Class A 1,950,033 2,749
Aluminum Corp. of China, Ltd. Class H 7,286,689 9,277
Anhui Conch Cement Co., Ltd. Class H 61,891 184
Baidu, Inc. Class A(Æ) 142,850 2,159
Baidu, Inc. - ADR(Æ) 23,510 2,842
Bank of China, Ltd. Class A 1,108,900 875
Bank of China, Ltd. Class H 1,994,000 1,127
Bilibili , Inc. Class Z(Æ) 55,940 1,688
Bilibili , Inc. - ADR(Æ) 87,027 2,633
BYD Co., Ltd. Class H 574,500 7,444
CGN Power Co., Ltd. Class A 2,088,100 1,156
CGN Power Co., Ltd. Class H(Þ) 2,578,000 1,022
China Construction Bank Corp. Class H 9,398,000 9,298
China Energy Engineering Group Co.,
Ltd. 865,720 293
China Galaxy Securities Co., Ltd. Class A 408,800 1,009
China International Capital Corp., Ltd.
Class A 345,000 1,785
China International Capital Corp., Ltd.
Class H(Þ) 2,018,800 5,472
China Life Insurance Co., Ltd. Class A 873,900 5,415
China Life Insurance Co., Ltd. Class H 782,000 2,470
China Mengniu Dairy Co., Ltd. 614,000 1,118
China Merchants Bank Co., Ltd. Class A 41,016 236
China Merchants Bank Co., Ltd. Class H 1,145,598 7,152
China Merchants Securities Co., Ltd.
Class A 761,750 1,853
China Merchants Shekou Industrial Zone
Holdings Co., Ltd. Class A 740,854 986
China Oilfield Services, Ltd. Class H 212,593 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Overseas Land & Investment, Ltd. 2,270,500 3,810
China Pacific Insurance Group Co., Ltd.
Class A 183,400 917
China Resources Land, Ltd. 1,166,617 4,198
China Southern Airlines Co., Ltd. Class
A(Æ) 380,000 357
China Tower Corp., Ltd. Class H(Þ) 927,200 1,341
Contemporary Amperex Technology Co.,
Ltd. Class A 116,534 6,417
Contemporary Amperex Technology Co.,
Ltd. Class H 171,200 12,222
Country Garden Services Holdings Co.,
Ltd. 4,290,751 3,407
DiDi Global, Inc. - ADR(Æ) 519,004 3,342
East Money Information Co., Ltd. Class A 525,600 1,894
Foxconn Industrial Internet Co., Ltd.
Class A 82,000 817
Full Truck Alliance Co., Ltd. - ADR 198,314 2,578
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 912
GDS Holdings, Ltd. Class A(Æ) 481,200 2,138
Geely Automobile Holdings, Ltd. 1,342,421 3,167
GF Securities Co., Ltd. Class A 385,300 1,228
H World Group, Ltd. - ADR 4,877 188
Haier Smart Home Co., Ltd. Class A 836,100 3,158
Haier Smart Home Co., Ltd. Class H 1,188,716 3,870
Horizon Robotics(Æ) 6,946,800 7,823
Huaming Power Equipment Co., Ltd.
Class A 898,500 3,304
Huatai Securities Co., Ltd. Class A 702,300 2,151
Industrial & Commercial Bank of China,
Ltd. Class H 9,921,463 7,676
Inner Mongolia Dian Tou Energy Corp.,
Ltd. Class A 2,689,620 9,570
JD.com, Inc. Class A 129,500 2,132
JD.com, Inc. - ADR 25,444 841
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 298,545 2,704
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 420,200 4,070
JOYY, Inc. - ADR 20,497 1,216
Kanzhun , Ltd. 16,300 179
Kanzhun , Ltd. - ADR 307,513 6,814
KE Holdings, Inc. - ADR 36,079 615
Kuaishou Technology(Þ) 1,563,017 14,574
Kweichow Moutai Co., Ltd. Class A 9,500 1,911
Laopu Gold Co., Ltd. Class H 53,300 4,693
Lenovo Group, Ltd. 182,000 266
Lens Technology Co., Ltd. Class H 472,400 1,605
Li Auto, Inc. - ADR(Æ) 38,134 795
Li Ning Co., Ltd. 160,453 349
Longfor Group Holdings, Ltd.(Þ) 3,957,000 4,879
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ) 1,861,675 5,537
Meituan Class B(Æ)(Þ) 53,836 709
Midea Group Co., Ltd. Class A 53,600 575
Muyuan Foods Co., Ltd. Class A 95,573 676

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NetEase , Inc. - ADR 11,465 1,606
New China Life Insurance Co., Ltd.
Class A 93,051 886
Ningbo Tuopu Group Co.,Ltd . Class A 846,534 8,837
NIO, Inc. Class A(Æ) 24,730 179
NIO, Inc. - ADR(Æ) 856,169 6,207
Nongfu Spring Co., Ltd. Class H(Þ) 295,000 1,960
PDD Holdings, Inc. - ADR(Æ) 68,638 9,257
PICC Property & Casualty Co., Ltd.
Class A 893,354 1,059
PICC Property & Casualty Co., Ltd.
Class H 590,000 1,395
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 1,255
Ping An Insurance Group Co. of China,
Ltd. Class H 2,300,000 16,629
Pop Mart International Group, Ltd.(Þ) 65,200 1,861
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 919
Prosus NV 19,441 1,343
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 680,900 2,372
Sany Heavy Industry Co., Ltd. Class A 189,007 590
SF Holding Co., Ltd. Class H 115,132 535
Shandong Gold Mining Co., Ltd. Class
H(Þ) 191,500 803
Shandong Nanshan Aluminum Co., Ltd.
Class A 605,900 394
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 1,035
Shenergy Co., Ltd. Class A 225,100 260
Shenwan Hongyuan Group Co., Ltd.
Class A 1,136,500 873
Tencent Holdings, Ltd. 1,629,528 132,456
Tencent Music Entertainment Group
- ADR 46,496 1,038
Trip.com Group, Ltd. - ADR 252,008 17,804
Tsingtao Brewery Co., Ltd. Class H 92,000 621
Vipshop Holdings, Ltd. - ADR 38,131 667
Wanhua Chemical Group Co., Ltd. Class
A(Æ) 247,300 2,184
Want Want China Holdings, Ltd. 339,000 219
Weichai Power Co., Ltd. Class H 2,089,041 4,316
Will Semiconductor, Ltd. Class A 3,557 66
Wilmar International, Ltd. 192,800 463
Wuliangye Yibin Co., Ltd. Class A 3,800 64
WuXi AppTec Co., Ltd. Class H(Þ) 646,000 8,988
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 582,000 2,714
Xiaomi Corp. Class B(Æ)(Þ) 2,047,000 11,355
XPeng , Inc. Class A(Æ) 65,800 764
Yum China Holdings, Inc. 55,062 2,382
Zai Lab, Ltd.(Æ) 457,000 1,195
Zijin Mining Group Co., Ltd. Class H 4,586,000 18,936
ZTE Corp. Class H 106,800 453
ZTO Express (Cayman), Inc. - ADR 14,239 265
597,280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colombia - 0.0%
Ecopetrol SA - ADR 45,891 428
Congo, the Democratic Republic of the - 0.1%
Ivanhoe Mines, Ltd. Class A(Æ) 460,447 4,606
Denmark - 0.9%
Carlsberg A/S Class B 15,496 1,821
Danske Bank A/S 299,241 13,359
Demant A/S(Æ) 64,918 2,160
DSV A/S 31,644 6,714
Novo Nordisk A/S Class B 417,613 20,604
Novonesis ( Novozymes ) B Class B 40,193 2,391
Rockwool A/S Class B 21,360 732
47,781
Finland - 0.6%
Elisa Oyj 9,821 432
Kone Oyj Class B 21,879 1,462
Nokia Oyj 3,848,862 26,282
Stora Enso Oyj Class R 19,693 229
Wartsila OYJ Abp Class B 82,868 2,714
31,119
France - 5.9%
Accor SA 370,716 18,908
Air Liquide SA Class A 30,934 5,994
Airbus SE 58,601 14,451
Amundi SA(Þ) 124,438 9,226
Arkema SA 158,186 9,391
AXA SA 231,803 10,054
bioMerieux 6,339 816
BNP Paribas SA 84,222 6,514
Bouygues SA 32,409 1,463
Bureau Veritas SA 226,949 7,451
Capgemini SE 4,842 745
Carrefour SA 244,946 3,673
Cie de Saint-Gobain SA 104,612 10,154
Cie Generale des Etablissements Michelin
SCA 551,687 17,615
Dassault Aviation SA 34,376 11,047
Dassault Systemes SE 22,710 645
Eiffage SA 10,409 1,284
Engie SA 407,351 9,532
EssilorLuxottica SA 16,130 5,923
Hermes International 3,052 7,541
Ipsen SA 13,906 1,955
Legrand SA 16,313 2,814
L'Oreal SA 24,826 10,367
Louis Hachette Group 191,147 328
LVMH Moet Hennessy Louis Vuitton SE 25,949 18,348
Orange SA 545,184 8,682
Publicis Groupe SA 140,850 14,103
Renault SA 71,422 2,774
Rexel SA Class H 513,660 17,774
Safran SA 19,463 6,909
Sartorius Stedim Biotech 69,290 16,578
Societe Generale SA 275,983 17,463

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance SE 129,071 9,191
Thales SA 5,357 1,524
TotalEnergies SE 221,974 13,823
Valeo SE 226,226 3,127
Vinci SA 18,756 2,510
300,697
Germany - 6.1%
adidas AG 26,214 4,952
Allianz SE 10,299 4,136
AUMOVIO SE(Æ) 56,964 2,449
BASF SE 332,034 16,385
Bayer AG 203,706 6,329
Beiersdorf AG 19,685 2,082
CECONOMY AG(Æ) 98,566 504
Commerzbank AG 17,994 654
Continental AG 159,810 12,060
Covestro AG(Æ)(Þ) 161,277 10,953
CTS Eventim AG & Co. KGaA 195,628 17,505
Daimler Truck Holding AG 490,113 19,616
Deutsche Bank AG 48,899 1,743
Deutsche Boerse AG 83,151 21,044
Deutsche Telekom AG 204,209 6,330
E.ON SE 90,006 1,674
Evonik Industries AG 523,000 8,763
Fresenius Medical Care AG 174,867 9,385
Fresenius SE & Co. KGaA 184,568 10,644
Hannover Rueck SE 11,665 3,328
Heidelberg Materials AG 73,450 17,197
Henkel AG & Co. KGaA 12,769 953
Infineon Technologies AG 121,213 4,795
Knorr- Bremse AG 20,753 1,928
Mercedes-Benz Group AG 107,904 6,981
Merck KGaA 14,110 1,846
MTU Aero Engines AG 41,530 18,108
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 8,669
Rheinmetall AG 10,035 19,691
SAP SE 150,763 38,957
Siemens AG 49,626 14,044
Symrise AG 247,916 20,509
314,214
Greece - 0.7%
Alpha Bank SA 2,449,436 9,589
Eurobank Ergasias SA 4,362,128 16,383
Hellenic Telecommunications
Organization SA 33,711 634
National Bank of Greece SA 68,580 1,006
Piraeus Financial Holdings SA 733,084 5,717
33,329
Hong Kong - 1.3%
AIA Group, Ltd. 2,111,287 20,543
ASMPT, Ltd. 372,300 3,901
CK Asset Holdings, Ltd. 543,000 2,680
Damai Entertainment Holdings, Ltd.(Æ) 7,240,000 854
Hang Seng Bank, Ltd. 36,094 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong Exchanges & Clearing, Ltd. 185,217 10,141
Orient Overseas International, Ltd. 34,000 589
Prudential PLC 1,359,918 18,887
Swire Pacific, Ltd. Class A 6,813 56
Techtronic Industries Co., Ltd. 76,000 889
WH Group, Ltd.(Þ) 3,780,826 3,625
Zijin Gold International Co., Ltd.(Æ) 314,000 5,310
68,178
Hungary - 0.1%
OTP Bank PLC 58,986 5,629
India - 4.5%
Asian Paints, Ltd. 65,074 1,841
Avenue Supermarts , Ltd.(Æ)(Þ) 31,612 1,478
Axis Bank, Ltd. 226,667 3,147
Bajaj Auto, Ltd. 12,169 1,219
Bajaj Finance, Ltd. 97,380 1,140
Bajaj Holdings & Investment, Ltd. 4 1
Bharat Electronics, Ltd. 250,896 1,202
Bharat Forge, Ltd. 65,153 972
Bharti Airtel, Ltd. 780,971 18,034
Britannia Industries, Ltd. 32,753 2,150
Cadila Healthcare, Ltd. 148,459 1,630
Canara Bank 3,530,995 5,446
Cipla , Ltd. 188,918 3,191
Dabur India, Ltd. Class A 159,294 875
Divi's Laboratories, Ltd. 31,409 2,382
DLF, Ltd. 614,743 5,233
Dr Reddy's Laboratories, Ltd. 181,440 2,447
Eternal, Ltd.(Æ) 483,101 1,727
GAIL India, Ltd. 44,357 91
GMR Infrastructure, Ltd.(Æ) 5,659,247 5,991
Godrej Consumer Products, Ltd. 153,604 1,932
HDFC Asset Management Co., Ltd.(Þ) 15,132 917
HDFC Bank, Ltd. 2,825,823 31,374
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,425
Hindalco Industries, Ltd. 153,603 1,467
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,489
ICICI Bank, Ltd. 954,104 14,470
ICICI Bank, Ltd. - ADR 149,631 4,534
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 2,019
ICICI Prudential Life Insurance Co., Ltd.
(Þ) 233,913 1,558
Indus Towers, Ltd.(Æ) 1,713,021 7,012
Infosys, Ltd. 66,289 1,106
Infosys, Ltd. - ADR 63,951 1,060
InterGlobe Aviation, Ltd.(Þ) 150,050 9,510
ITC Hotels, Ltd.(Æ) 43,830 107
ITC, Ltd. 438,304 2,074
Jio Financial Services, Ltd. 143,335 495
JSW Energy, Ltd. 615,006 3,654
JSW Infrastructure, Ltd. 525,938 1,718
Kotak Mahindra Bank, Ltd. 109,538 2,593
Larsen & Toubro, Ltd. 116,915 5,308
Larsen & Toubro, Ltd. - GDR(Þ) 44,502 2,005
Macrotech Developers, Ltd.(Þ) 212,537 2,867

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mahindra & Mahindra, Ltd. 44,725 1,756
MakeMyTrip , Ltd.(Æ) 8,542 683
Marico, Ltd. 174,709 1,416
Maruti Suzuki India, Ltd. 26,358 4,798
Nestle India, Ltd. 193,225 2,767
NTPC, Ltd. 176,098 668
Oil & Natural Gas Corp., Ltd. 591,620 1,702
PB Fintech, Ltd.(Æ) 46,735 940
PI Industries, Ltd. 19,123 771
Pidilite Industries, Ltd. 46,384 754
Power Grid Corp. of India, Ltd. 1,363,434 4,422
Reliance Industries, Ltd. 480,600 8,028
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,173
SBI Life Insurance Co., Ltd.(Þ) 182,761 4,025
Shriram Finance, Ltd. 711,443 5,994
Siemens Energy India, Ltd.(Æ) 26,374 945
Siemens, Ltd. 26,374 920
SRF, Ltd. Class 7 23,406 773
State Bank of India 615,001 6,491
Sun Pharmaceutical Industries, Ltd. 161,738 3,074
Tata Motors, Ltd. 106,942 492
Tata Motors, Ltd.(Æ)(Š) 106,942 314
Tech Mahindra, Ltd. 46,416 743
Titan Co., Ltd. 26,519 1,120
Torrent Pharmaceuticals, Ltd. 8,381 336
UltraTech Cement, Ltd. 36,526 4,914
United Spirits, Ltd. 225,970 3,640
Wipro, Ltd. 714,896 1,940
230,490
Indonesia - 0.7%
Bank Central Asia Tbk PT 38,375,490 19,595
Bank Mandiri Persero Tbk PT 15,680,206 4,442
Bank Negara Indonesia Persero Tbk PT 11,176,730 2,938
Bank Rakyat Indonesia Persero Tbk PT 10,634,380 2,543
Charoen Pokphand Indonesia Tbk PT 8,943,500 2,510
Indofood CBP Sukses Makmur Tbk PT 2,554,774 1,336
Indofood Sukses Makmur Tbk PT 2,259,100 1,005
Kalbe Farma Tbk PT 15,970,200 1,222
Telkom Indonesia Persero Tbk PT 5,028,400 968
36,559
Ireland - 0.8%
AerCap Holdings NV 6,729 876
AIB Group PLC 554,378 5,104
Bank of Ireland Group PLC 1,144,089 18,734
Flutter Entertainment PLC(Æ) 42,515 9,795
Kerry Group PLC Class A 54,296 4,950
Kingspan Group PLC 20,703 1,555
41,014
Israel - 0.4%
Bank Hapoalim BM 121,768 2,473
Bank Leumi Le-Israel BM 66,942 1,359
Check Point Software Technologies, Ltd.
(Æ) 53,621 10,493
Elbit Systems, Ltd. 3,216 1,539
ICL Group, Ltd. 151,168 987
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Discount Bank, Ltd. Class A 29,972 299
Nice, Ltd.(Æ) 4,306 589
Teva Pharmaceutical Industries, Ltd.
- ADR 51,862 1,062
18,801
Italy - 2.3%
BPER Banca SpA 828,821 9,908
Davide Campari-Milano NV SpA 1,525,298 10,525
Enel SpA 1,841,460 18,618
Eni SpA 381,970 7,040
FinecoBank Banca Fineco SpA 803,025 18,358
Generali 228,914 8,807
Leonardo SpA 30,392 1,785
Moncler SpA 43,358 2,590
Nexi SpA (Þ) 161,277 849
Prysmian SpA 16,081 1,670
Ryanair Holdings PLC - ADR 138,567 8,658
UniCredit SpA 367,910 27,214
Unipol Gruppo SpA 29,092 636
116,658
Japan - 11.6%
Advantest Corp. 105,800 15,828
Aeon Co., Ltd. 102,600 1,621
Ajinomoto Co., Inc. 86,400 2,447
Alfresa Holdings Corp. 180,700 2,548
Alps Alpine Co., Ltd. 14,300 182
Amada Co., Ltd. 329,000 3,922
Asahi Group Holdings, Ltd. 133,600 1,439
Asics Corp. 48,000 1,223
Astellas Pharma, Inc. 156,700 1,639
Bandai Namco Holdings, Inc. 93,900 2,917
Bridgestone Corp. 122,400 5,360
Canon, Inc. 60,200 1,727
Central Japan Railway Co. 230,400 5,623
Chiba Bank, Ltd. (The) 203,700 1,997
Chugai Pharmaceutical Co., Ltd. 185,800 8,570
Concordia Financial Group, Ltd. 144,500 1,048
Dai-ichi Life Holdings, Inc. 772,740 5,424
Daiichi Sankyo Co., Ltd. 101,000 2,417
Daikin Industries, Ltd. 73,700 8,600
Daiwa House Industry Co., Ltd. 61,900 2,099
DeNA Co., Ltd. 47,200 828
Dentsu , Inc. 127,700 2,532
Disco Corp. 2,000 670
Eisai Co., Ltd. 70,400 2,094
ENEOS Holdings, Inc. 187,400 1,180
Fast Retailing Co., Ltd. 6,600 2,417
FUJIFILM Holdings Corp. 241,263 5,593
Fujitsu, Ltd. 127,440 3,323
Fukuoka Financial Group, Inc. 140,900 4,091
Hakuhodo DY Holdings, Inc. 129,300 934
Hankyu Hanshin Holdings, Inc. 26,800 719
Hirose Electric Co., Ltd. 6,800 910
Hitachi, Ltd. 343,100 11,768
Honda Motor Co., Ltd. 424,295 4,308
Horiba, Ltd. 31,600 2,936

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hoya Corp. 161,700 26,212
Iida Group Holdings Co., Ltd. 138,500 2,119
Isuzu Motors, Ltd. 480,100 5,886
ITOCHU Corp. 101,818 5,869
Japan Airlines Co., Ltd. 8,900 160
Japan Exchange Group, Inc. 71,800 803
Japan Post Holdings Co., Ltd. 301,700 2,826
Japan Post Insurance Co., Ltd. Class A 175,300 4,532
Japan Tobacco, Inc. 47,300 1,644
Kajima Corp. 90,400 2,911
Kao Corp. 104,400 4,414
KDDI Corp. 225,500 3,596
Keyence Corp. 43,400 16,100
Kirin Holdings Co., Ltd. 129,500 1,817
Koito Manufacturing Co., Ltd. 70,100 1,045
Komatsu, Ltd. 304,000 10,153
Kubota Corp. 327,800 4,274
Makita Corp. 65,800 2,055
MatsukiyoCocokara & Co. 49,200 891
McDonald's Holdings Co. Japan, Ltd. 32,900 1,286
Minebea Co., Ltd. 509,500 10,055
Mitsubishi Corp. 39,700 954
Mitsubishi Electric Corp. 199,800 5,644
Mitsubishi Estate Co., Ltd. 407,700 8,627
Mitsubishi Gas Chemical Co., Inc. 131,400 2,428
Mitsubishi Heavy Industries, Ltd. 71,200 2,132
Mitsubishi UFJ Financial Group, Inc. 1,048,500 15,834
Mitsui Fudosan Co., Ltd. 254,600 2,644
Mizuho Financial Group, Inc. 115,300 3,850
MS&AD Insurance Group Holdings, Inc. 282,200 5,812
Murata Manufacturing Co., Ltd. 639,800 14,023
NEC Corp. 98,500 3,575
Nikon Corp. 112,800 1,297
Nintendo Co., Ltd. 72,350 6,199
Nippon Express Holdings, Inc. 18,200 387
Nissan Motor Co., Ltd.(Æ) 749,100 1,733
Nitto Denko Corp. 479,200 11,923
Nomura Holdings, Inc. 520,500 3,709
Nomura Research Institute, Ltd. 50,000 1,958
NTT, Inc. 5,635,700 5,802
Obayashi Corp. 136,800 2,313
Obic Co., Ltd. 74,200 2,301
Olympus Corp. 762,000 9,425
Ono Pharmaceutical Co., Ltd. 92,100 1,125
Oracle Corp. 23,900 2,205
Oriental Land Co., Ltd. 58,200 1,176
Osaka Gas Co., Ltd. 383,700 12,049
Otsuka Corp. 5,700 113
Otsuka Holdings Co., Ltd. 70,800 3,836
Pan Pacific International Holdings Corp. 161,500 961
Panasonic Holdings Corp. 152,300 1,772
Persol Holdings Co., Ltd. 1,335,700 2,219
Rakuten , Inc.(Æ) 139,500 912
Recruit Holdings Co., Ltd. 37,300 1,866
Renesas Electronics Corp. 39,700 490
Resona Holdings, Inc. 1,937,800 18,847
Rinnai Corp. 73,800 1,673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rohm Co., Ltd. 331,200 5,286
Secom Co., Ltd. 74,726 2,524
Sega Sammy Holdings, Inc. 176,600 3,266
Sekisui Chemical Co., Ltd. 96,600 1,671
Sekisui House, Ltd. 93,600 2,006
Seven & i Holdings Co., Ltd. 88,200 1,124
Shimadzu Corp. 47,800 1,284
Shimizu Corp. 147,600 1,980
Shin-Etsu Chemical Co., Ltd. 84,200 2,543
Shionogi & Co., Ltd. 443,400 7,448
Shizuoka Financial Group, Inc. 28,300 380
SMC Corp. 9,300 3,172
SoftBank Corp. 921,900 1,306
SoftBank Group Corp. 39,500 6,888
Sompo Holdings, Inc. 3,603 110
Sony Financial Group, Inc.(Æ) 397,600 401
Sony Group Corp. 397,600 11,128
Stanley Electric Co., Ltd. 135,900 2,672
Subaru Corp. 202,300 4,336
Sumitomo Electric Industries, Ltd. 347,400 12,673
Sumitomo Heavy Industries, Ltd. 3,900 104
Sumitomo Mitsui Financial Group, Inc. 446,706 12,091
Sumitomo Mitsui Trust Holdings, Inc. 273,400 7,531
Sumitomo Realty & Development Co.,
Ltd. 31,500 1,341
Sumitomo Rubber Industries, Ltd. 186,200 2,180
Suntory Beverage & Food, Ltd. 303,900 9,188
T&D Holdings, Inc. 487,500 10,475
Taiheiyo Cement Corp. 84,800 2,301
Taiyo Nippon Sanso Corp. 24,600 817
Takeda Pharmaceutical Co., Ltd. 334,500 9,047
TDK Corp. 849,700 14,653
Terumo Corp. 203,300 3,309
THK Co., Ltd. 101,800 2,721
TIS, Inc. 53,700 1,849
Toho Co., Ltd. 38,200 2,252
Tokio Marine Holdings, Inc. 142,800 5,343
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 548,100 2,736
Tokyo Electron, Ltd. 88,000 19,522
Tokyo Gas Co., Ltd. 16,200 567
Toray Industries, Inc. 813,400 4,982
Toyota Motor Corp. 390,200 7,958
Trend Micro, Inc. 8,500 434
Tsuruha Holdings, Inc. 215,500 3,740
Unicharm Corp. 395,364 2,445
USS Co., Ltd. 46,600 515
Yamato Holdings Co., Ltd. 244,900 3,572
595,267
Kazakhstan - 0.0%
Air Astana JSC - GDR(Þ) 115,761 771
Luxembourg - 0.3%
ArcelorMittal SA 408,994 15,574
Eurofins Scientific SE 14,425 1,017

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTL Group SA 27,227 1,049
17,640
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 2,161,792 10,726
Sands China, Ltd. 1,670,400 4,336
15,062
Malaysia - 0.2%
Celcomdigi Berhad 99,900 86
CIMB Group Holdings BHD 895,115 1,559
Gamuda Berhad 835,400 1,006
Hong Leong Bank BHD 158,291 777
Hong Leong Financial Group BHD 261,314 1,054
IOI Corp. Berhad 956,700 919
Press Metal Berhad 381,300 576
Public Bank Bhd 680,000 686
QL Resources BHD 1,301,400 1,289
Tenaga Nasional BHD 147,800 468
8,420
Mexico - 1.0%
America Movil SAB de CV 6,503,802 7,418
America Movil SAB de CV - ADR 384,689 8,759
Arca Continental SAB de CV 35,048 340
Cemex SAB de CV - ADR 451,165 4,579
Fresnillo PLC 525,070 15,309
Grupo Aeroportuario del Sureste SAB de
CV Class B 18,911 572
Grupo Carso SAB de CV 176,166 1,259
Grupo Financiero Banorte SAB de CV
Class O 529,861 4,987
Grupo Financiero Inbursa SAB de CV
Class O 1,552,145 3,770
Wal-Mart de Mexico SAB de CV 1,921,144 6,351
53,344
Netherlands - 3.2%
ABN AMRO Bank NV(Þ) 272,609 8,143
Adyen NV(Æ)(Þ) 3,623 6,215
Argenx SE(Æ) 6,920 5,653
ASML Holding NV 28,804 30,499
EXOR NV 34,372 2,982
Ferrari NV 32,211 12,883
Heineken NV 3,822 296
ING Groep NV 1,103,847 27,673
JDE Peet's NV 31,574 1,149
Koninklijke Ahold Delhaize NV 90,943 3,722
Koninklijke Philips NV 593,476 16,206
NN Group NV 98,261 6,726
Randstad NV 280,788 11,002
Universal Music Group NV 1,041,362 27,936
VEON, Ltd. - ADR(Æ) 28,690 1,382
Wolters Kluwer NV 28,739 3,520
165,987
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 975
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xero , Ltd.(Æ) 8,227 778
1,753
Nigeria - 0.1%
Guaranty Trust Holding Co. PLC 41,722,677 2,796
Norway - 0.3%
DNB Bank ASA 38,350 980
Equinor ASA Class N 479,025 11,477
Mowi ASA 27,678 610
Norsk Hydro ASA 104,627 708
Orkla ASA 102,691 1,041
14,816
Peru - 0.0%
Credicorp , Ltd. 4,057 1,059
Philippines - 0.1%
Bank of the Philippine Islands 1,163,077 2,083
BDO Unibank , Inc. 578,361 1,312
SM Investments Corp. 81,010 1,002
4,397
Poland - 0.3%
Allegro.eu SA(Æ)(Þ) 175,133 1,635
Cyfrowy Polsat SA(Æ) 102,903 369
Dino Polska SA(Æ)(Þ) 76,390 910
KGHM Polska Miedz SA(Æ) 18,243 956
Santander Bank Polska SA 7,027 925
Zabka Group SA(Æ) 2,124,712 12,334
17,129
Portugal - 0.0%
EDP SA 232,497 1,155
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
LUKOIL PJSC(Æ)(Š) 45,621 —
LUKOIL PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 114,710 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
—
Saudi Arabia - 0.2%
Al Rajhi Bank 112,377 3,171
Saudi Basic Industries Corp. 219,838 3,576
Saudi Telecom Co. 68,099 819
7,566
Singapore - 1.0%
DBS Group Holdings, Ltd. 210,015 8,691
Grab Holdings, Ltd. Class A(Æ) 3,376,855 20,295
Oversea-Chinese Banking Corp., Ltd. 114,995 1,505
Sea, Ltd. - ADR(Æ) 126,839 19,819
STMicroelectronics NV 28,239 691

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Overseas Bank, Ltd. 4,600 122
UOL Group, Ltd. 163,600 998
52,121
South Africa - 1.7%
Absa Group, Ltd. 46,039 514
Anglo American Platinum, Ltd. 3,984 246
Anglo American PLC 76,743 2,893
Anglogold Ashanti PLC 360,833 24,537
Capitec Bank Holdings, Ltd. 32,083 7,081
Clicks Group, Ltd. 89,938 1,892
Discovery, Ltd. 92,425 1,160
FirstRand, Ltd. 664,180 3,151
Foschini Group, Ltd. (The) 272,982 1,453
Gold Fields, Ltd. - ADR 311,639 11,970
Impala Platinum Holdings, Ltd. 332,707 3,554
Mr. Price Group, Ltd. 206,177 2,461
MTN Group, Ltd. 1,322,776 13,172
Old Mutual, Ltd. 1,216,230 950
Shoprite Holdings, Ltd. - ADR 35,561 594
Standard Bank Group, Ltd. 127,735 1,881
Valterra Platinum, Ltd. 87,537 5,347
Vodacom Group, Ltd. 187,984 1,518
84,374
South Korea - 4.6%
Amorepacific Corp. 6,273 532
Celltrion , Inc. 22,417 2,760
Coupang , Inc.(Æ) 34,061 1,089
Coway Co., Ltd. 68,466 4,288
D'Alba Global Co., Ltd.(Æ) 8,341 879
Hana Financial Group, Inc. 24,469 1,470
Hankook Tire & Technology Co., Ltd. 37,097 1,205
HD Hyundai Electric Co., Ltd. 13,168 8,017
Hyundai Engineering & Construction
Co., Ltd. 55,009 2,709
Hyundai Mobis Co., Ltd. 22,357 4,951
Hyundai Motor Co. 10,232 2,076
KB Financial Group, Inc. 234,777 19,131
Kia Corp. 78,917 6,628
Korea Electric Power Corp. 17,503 521
Korea Zinc Co., Ltd. 430 312
Krafton , Inc.(Æ) 8,243 1,595
KT Corp. 2,504 86
KT Corp. - ADR 324,673 6,023
KT&G Corp. 5,455 514
LG Electronics, Inc. Class H 16,667 1,021
NAVER Corp. 18,932 3,544
Orion Corp. 40,299 2,813
POSCO Holdings, Inc. 3,903 851
Samsung Biologics Co., Ltd.(Æ)(Š)(Þ) 2,419 2,073
Samsung Electro-Mechanics Co., Ltd. 6,681 1,143
Samsung Electronics Co., Ltd. 1,336,811 100,637
Samsung Engineering Co., Ltd. 43,793 798
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 4,256
Samsung Heavy Industries Co., Ltd.(Æ) 338,447 7,004
Samyang Foods Co., Ltd. 2,244 2,123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 272,012 14,022
SK Hynix, Inc. 62,956 24,595
SK Telecom Co., Ltd. 119,849 4,403
Sung Kwang Bend Co., Ltd. 45,549 1,007
235,076
Spain - 1.4%
Amadeus IT Group SA Class A 127,410 9,741
Banco Santander SA 159,637 1,625
CaixaBank SA 2,185,668 23,086
Cellnex Telecom SA(Þ) 131,595 4,100
Iberdrola SA 231,967 4,696
Industria de Diseno Textil SA 466,691 25,728
68,976
Sweden - 1.2%
Assa Abloy AB Class B 242,764 9,196
Atlas Copco AB Class A 455,556 7,701
Boliden AB(Æ) 86,534 3,908
Epiroc AB Class A 282,066 5,973
Essity Aktiebolag Class B 76,946 2,113
Fastighets AB Balder Class B(Æ) 276,232 2,026
Hexagon AB Class B 24,824 305
L E Lundbergforetagen AB Class B 43,887 2,353
Lifco AB Class B 45,014 1,750
Sandvik AB 230,424 6,996
Securitas AB Class B 156,948 2,315
Skandinaviska Enskilda Banken AB
Class A 48,485 925
SKF AB Class B 272,311 7,020
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,650
Telefonaktiebolaget LM Ericsson Class B 671,085 6,773
61,004
Switzerland - 2.9%
ABB, Ltd. 61,676 4,578
ABB, Ltd. - ADR 45,954 3,408
Adecco Group AG 83,250 2,320
Baloise Holding AG 5,975 1,480
BKW AG 5,265 1,177
Chocoladefabriken Lindt & Spruengli AG 177 4,653
Cie Financiere Richemont SA Class A 12,652 2,500
Galderma Group AG 60,107 11,112
Geberit AG 2,872 2,097
Givaudan SA 512 2,099
Helvetia Holding AG 5,359 1,315
Julius Baer Group, Ltd. 145,937 9,843
Lonza Group AG 29,708 20,496
Partners Group Holding AG 5,406 6,608
Sandoz Group AG 16,388 1,091
Schindler Holding AG 11,995 4,218
SGS SA 24,865 2,800
Sika AG 2,809 549
Sonova Holding AG 6,291 1,711
Straumann Holding AG 12,918 1,622
Swatch Group AG (The) Class B 21,652 4,502
Swiss Life Holding AG 818 887

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Prime Site AG Class A 9,281 1,318
Swisscom AG 3,976 2,910
UBS Group AG 1,304,751 49,834
Zurich Insurance Group AG 8,129 5,649
150,777
Taiwan - 6.0%
Advantech Co., Ltd. 49,087 499
Alchip Technologies, Ltd. 1 —
Catcher Technology Co., Ltd. 58,000 374
Cathay Financial Holding Co., Ltd. 2,073,000 4,312
Chunghwa Telecom Co., Ltd. 367,000 1,564
Compal Electronics, Inc. 86,000 92
CTBC Financial Holding Co., Ltd. 505,236 687
Delta Electronics, Inc. 510,000 16,332
E Ink Holdings, Inc. 279,000 1,917
E.Sun Financial Holding Co., Ltd. 2,636,374 2,551
Eclat Textile Co., Ltd. 69,000 919
Evergreen Marine Corp. Taiwan, Ltd. 90,417 568
Far EasTone Telecommunications Co.,
Ltd. 393,000 1,182
First Financial Holding Co., Ltd. 561,723 521
Fubon Financial Holding Co., Ltd. 1,103,876 3,270
Globalwafers Co., Ltd. 85,246 1,398
Hon Hai Precision Industry Co., Ltd. 1,262,115 10,522
Hua Nan Financial Holdings Co., Ltd. 1,233,048 1,171
KGI Financial Holding Co., Ltd. 6,198,059 3,200
MediaTek , Inc. 414,241 17,574
Mega Financial Holding Co., Ltd. 111,492 147
Nan Ya Plastics Corp. 605,000 813
Realtek Semiconductor Corp. 269,000 4,498
SinoPac Financial Holdings Co., Ltd. 85,413 71
Taishin Financial Holding Co., Ltd. 882,976 536
Taiwan Business Bank 2,304,314 1,150
Taiwan Cooperative Financial Holding
Co., Ltd. 744,881 575
Taiwan Mobile Co., Ltd. 774,000 2,756
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 173,492
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 175,195 52,634
Uni -President Enterprises Corp. 416,000 1,066
United Microelectronics Corp. 333,059 503
Yuanta Financial Holding Co., Ltd. 56,352 63
306,957
Thailand - 0.3%
Advanced Info Service PCL - NVDR 189,400 1,768
Charoen Pokphand Foods PCL - NVDR 1,306,500 853
Kasikornbank PCL - NVDR 1, 560 , 2 00 9,005
PTT PCL - NVDR 784,200 745
True Corp. PCL - NVDR(Æ) 5,177,100 1,808
14,179
Turkey - 0.2%
Akbank TAS 1,625,902 2,352
BIM Birlesik Magazalar AS 315,234 4,043
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkiye Garanti Bankasi AS 388,240 1,244
7,639
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 4,033
Emaar Properties PJSC 707,160 2,733
Emirates NBD Bank PJSC 231,816 1,775
8,541
United Kingdom - 7.2%
3i Group PLC 53,930 3,117
Ashtead Group PLC 12,579 841
AstraZeneca PLC 135,596 22,336
Aviva PLC 361,516 3,181
Babcock International Group PLC 472,642 7,533
BAE Systems PLC 296,242 7,294
Barclays PLC 1,992,472 10,655
British American Tobacco PLC 292,342 14,964
British Land Co. PLC (The)(ö) 875,908 4,368
BT Group PLC 2,470,673 6,029
Bunzl PLC 21,696 659
Burberry Group PLC(Æ) 218,702 3,555
Centrica PLC 1,302,113 3,067
CK Hutchison Holdings, Ltd. Class B 454,461 3,017
Compass Group PLC 659,542 21,809
DCC PLC 48,123 3,173
Diploma PLC 158,101 11,648
easyJet PLC 555,538 3,546
Halma PLC 19,331 901
Hikma Pharmaceuticals PLC 20,406 494
HSBC Holdings PLC 1,721,446 23,987
Intermediate Capital Group PLC 168,959 4,294
Intertek Group PLC 245,102 16,340
J Sainsbury PLC 3,681,085 16,519
Kingfisher PLC 960,760 3,898
Klarna Group PLC(Æ) 138,361 5,198
Land Securities Group PLC(ö) 615,177 5,029
London Stock Exchange Group PLC 147,994 18,444
Marks & Spencer Group PLC 325,982 1,704
NatWest Group PLC 1,798,687 13,803
Next PLC 13,758 2,588
Pearson PLC 115,955 1,614
Reckitt Benckiser Group PLC 267,663 20,437
RELX PLC 432,910 19,132
Rolls-Royce Holdings PLC 279,223 4,284
Sage Group PLC (The) 147,524 2,228
Smith & Nephew PLC 48,438 896
Smiths Group PLC 32,733 1,085
Spirax Group PLC 12,289 1,148
Standard Chartered PLC 1,552,306 31,808
Tate & Lyle PLC 302,968 1,537
Tesco PLC 2,675,808 16,153
Travis Perkins PLC 124,440 1,027
Unilever PLC 112,217 6,733
Vodafone Group PLC 1,072,427 1,297
Weir Group PLC (The) 154,605 6,023
Wise PLC Class A(Æ) 437,301 5,553

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 538,546 2,039
366,985
United States - 6.8%
Accenture PLC Class A 40,019 10,009
Alcon AG 21,038 1,566
Allegion PLC 19,477 3,229
Amdocs, Ltd. 17,861 1,505
Amrize , Ltd.(Æ) 77,164 3,968
Aon PLC Class A 36,924 12,579
ARM Holdings PLC - ADR(Æ) 7,632 1,296
BeOne Medicines, Ltd. Class H(Æ) 47,700 1,136
BP PLC 1,581,338 9,245
CRH PLC 14,570 1,735
CSL, Ltd. 8,428 987
CyberArk Software, Ltd.(Æ) 3,158 1,645
Experian PLC 66,058 3,077
Freeport-McMoRan, Inc. 78,000 3,252
GSK PLC 1,134,614 26,585
Haleon PLC 7,104,612 33,080
Holcim AG(Æ) 77,164 6,846
James Hardie Industries PLC(Æ) 266,721 5,606
JBS NV Class A(Æ) 120,151 1,587
Las Vegas Sands Corp. 12,625 749
Linde PLC 60,449 25,286
Medtronic PLC 72,775 6,601
Nestle SA 199,821 19,089
Newmont Corp. 3,657 296
Novartis AG 151,344 18,729
Roche Holding AG 71,460 23,152
Sanofi SA 239,904 24,271
Schlumberger NV 1,937 70
Schneider Electric SE 149,789 42,485
Shell PLC 1,132,173 42,319
Spotify Technology SA(Æ) 25,667 16,820
Tenaris SA 32,274 643
349,443
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 573,219 11,901
Total Common Stocks
(cost $3,007,461) 4,871,436
Preferred Stocks - 0.6%
Brazil - 0.1%
Cia Paranaense de Energia - Copel
4.543% (Ÿ) 400,789 1,037
Itau Unibanco Holding SA
6.515% (Ÿ) 810,130 5,939
Raizen SA
0.972% (Æ) 6,080,475 1,074
8,050
Germany - 0.2%
Henkel AG & Co. KGaA
2.899% (Ÿ) 64,929 5,259
Volkswagen AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.657% (Ÿ) 47,561 4,942
10,201
South Korea - 0.3%
Samsung Electronics Co., Ltd.
1.926% (Ÿ) 232,288 13,728
Taiwan - 0.0%
Taishin Financial Holding Co., Ltd.
0.000% (Æ) 185,675 56
Total Preferred Stocks
(cost $23,400) 32,035
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 1,754 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 136,115,941 (∞) 136,089
Total Short-Term Investments
(cost $136,081) 136,089
Total Investments - 98.5%
(identified cost $3,166,942) 5,039,560
Other Assets and Liabilities,
Net - 1.5%
78,422
Net Assets - 100.0%
5,117,982

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
2.8%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
8,143
Adyen NV 11/15/23 EUR 3,623 1,197.30 4,338
6,215
Air Astana JSC 09/13/24 115,761 6.53 756
771
Akeso , Inc. 07/11/25 HKD 79,000 14.45 1,142
1,147
Allegro.eu SA 04/09/25 PLN 175,133 7.77 1,361
1,635
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
9,226
Avenue Supermarts , Ltd. 01/16/23 INR 31,612 44.47 1,406
1,478
Cellnex Telecom SA 04/18/19 EUR 131,595 31.32 4,121
4,100
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
1,022
China International Capital Corp., Ltd. 10/06/23 HKD 2,018,800 1.19 2,408
5,472
China Tower Corp., Ltd. 08/09/23 HKD 927,200 1.08 1,006
1,341
Covestro AG 03/17/20 EUR 161,277 32.33 5,213
10,953
Dino Polska SA 10/06/23 PLN 76,390 8.13 621
910
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Hapvida Participacoes e Investimentos SA 09/25/25 BRL 334,607 6.88 2,302
1,946
HDFC Asset Management Co., Ltd. 06/27/24 INR 15,132 48.31 731
917
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7.38 1,276
1,425
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22.81 645
1,489
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 693
993
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
2,019
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5.33 1,246
1,558
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
9,510
Kuaishou Technology 11/09/22 HKD 1,563,017 6.31 9,856
14,574
Larsen & Toubro, Ltd. 06/27/24 44,502 43.02 1,915
2,005
Longfor Group Holdings, Ltd. 03/27/24 HKD 3,957,000 1.27 5,044
4,879
Macrotech Developers, Ltd. 03/27/24 INR 212,537 13.23 2,811
2,867
Meituan 03/27/24 HKD 53,836 11.79 635
709
Nexi SpA 04/09/25 EUR 161,277 4.64 748
849
Nongfu Spring Co., Ltd. 09/13/24 HKD 295,000 3.21 947
1,960
Pop Mart International Group, Ltd. 12/11/24 HKD 65,200 11.82 771
1,861
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0.47 610
919
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
5,173
Samsung Biologics Co., Ltd. 02/13/24 KRW 2,419 630.87 1,526
2,073
SBI Life Insurance Co., Ltd. 03/23/22 INR 182,761 16.33 2,984
4,025
Shandong Gold Mining Co., Ltd. 04/09/25 HKD 191,500 2.33 447
803
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
3,625
WuXi AppTec Co., Ltd. 09/13/24 HKD 646,000 8.27 5,342
8,988
Wuxi Biologics Cayman, Inc. 09/25/25 HKD 582,000 5.14 2,994
2,714
Xiaomi Corp. 03/27/24 HKD 2,047,000 4.65 9,525 11,355
141,649
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar / US Dollar Pair Currency Futures 2,119 USD 138,710 12/25
(1,899)
Canadian Dollar Currency Futures 2,152 USD 153,900 12/25
(2,094)
Japanese Yen Currency Futures 2,575 USD 209,750 12/25
(10,815)
New Zealand Dollar Currency Futures 185 USD 10,606 12/25
(452)
Norwegian Krone Currency Futures 103 USD 20,337 12/25
(442)
S&P/TSX 60 Index Futures 907 CAD 323,182 12/25
5,690
SPI 200 Index Futures 929 AUD 206,517 12/25
(176)
TOPIX Index Futures 420 JPY 14,002,800 12/25 6,203
Short Positions
CAC40 Euro Index Futures 55 EUR 4,473 11/25
(116)
DAX Index Futures 6 EUR 3,605 12/25
(28)
Euro/US Dollar Pair Currency Futures 874 USD 126,206 12/25
2,571
EURO STOXX 50 Index Futures 45 EUR 2,551 12/25
(80)
FTSE 100 Index Futures 329 GBP 32,064 12/25
(1,939)
FTSE/MIB Index Futures 6 EUR 1,286 12/25
(14)
British Pound Currency Futures 180 USD 14,782 12/25
465
Hang Seng Index Futures 98 HKD 126,944 11/25
337
IBEX 35 Index Futures 9 EUR 1,440 11/25
(49)
MSCI Emerging Markets Index Futures 2,455 USD 172,783 12/25
(7,910)
MSCI Singapore Index Futures 352 SGD 15,703 11/25
(4)
OMXS30 Index Futures 43 SEK 11,911 11/25
(23)
S&P 500 E-Mini Index Futures 121 USD 41,588 12/25
(1,311)
Swiss Franc Currency Futures 65 USD 10,148 12/25 160
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (11,926)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,683 AUD 2,558 11/03/25 (9)
Bank of America USD 665 CHF 531 11/03/25 (5)
Bank of America USD 1,388 DKK 8,928 11/03/25 (10)
Bank of America USD 24,904 EUR 21,503 11/03/25 (119)
Bank of America USD 92 GBP 70 11/03/25 —
Bank of America USD 9,611 GBP 7,293 11/03/25 (31)
Bank of America USD 4,342 HKD 33,730 11/03/25 (1)
Bank of America USD 8 HKD 60 11/04/25 —
Bank of America USD 33 HKD 257 11/04/25 —
Bank of America USD 6,916 JPY 1,063,090 11/04/25 (17)
Bank of America CHF 1,979 USD 2,472 11/03/25 14
Bank of America CHF 2,443 USD 3,050 11/03/25 14
Bank of America EUR 1,090 USD 1,265 11/03/25 9
Bank of America EUR 1,317 USD 1,529 11/03/25 12
Bank of America EUR 7,379 USD 8,533 11/03/25 28
Bank of America GBP 3,830 USD 5,037 11/03/25 5
Bank of America HKD 4,077 USD 525 11/03/25 —
Bank of America HKD 51,637 USD 6,647 11/03/25 2
Bank of America NOK 5,006 USD 499 11/03/25 5

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America SEK 3,075 USD 326 11/03/25 3
Bank of America SEK 13,660 USD 1,447 11/03/25 9
Bank of America TRY 45,924 USD 1,091 11/03/25 (1)
Bank of America TRY 55,277 USD 1,314 11/03/25 (1)
Bank of America ZAR 120,699 USD 6,984 11/04/25 22
State Street USD 481 BRL 2,589 11/03/25 —
State Street USD — IDR 3,281 11/03/25 —
State Street USD 1,036 IDR 17,234,160 11/03/25 —
State Street USD 1,747 KRW 2,491,213 11/03/25 1
State Street USD 2,716 KRW 3,872,432 11/03/25 2
State Street USD 3,390 KRW 4,832,347 11/03/25 2
State Street USD 1,003 MYR 4,206 11/03/25 1
State Street USD 1,064 SAR 3,989 11/03/25 —
State Street USD 1,032 THB 33,309 11/03/25 (2)
State Street IDR 17,797,835 USD 1,071 11/03/25 1
State Street MYR 2,109 USD 503 11/03/25 (1)
State Street TWD 15,168 USD 493 11/03/25 —
State Street TWD 16,469 USD 535 11/03/25 —
State Street TWD 17,706 USD 576 11/03/25 —
State Street TWD 26,147 USD 850 11/03/25 (1)
State Street TWD 26,843 USD 873 11/03/25 (1)
State Street TWD 31,010 USD 1,008 11/03/25 (1)
State Street TWD 50,539 USD 1,643 11/03/25 (1)
State Street TWD 74,927 USD 2,435 11/03/25 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (73)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 17,084 $ — $ —
$ —
$ 17,084
Australia — 41,029 —
—
41,029
Austria — 27,17 1 —
—
27,17 1
Belgium — 10,984 —
—
10,984
Brazil 124,533 1,607 —
—
126,140
Burkina Faso 2,875 — —
—
2,875
Canada 166,848 — —
—
166,848
Chile 4,831 2,556 —
—
7,387
China 61,090 536,190 —
—
597,280
Colombia 428 — —
—
428
Congo, the Democratic Republic of the 4,606 — —
—
4,606

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 239
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Denmark — 47,781 —
—
47,781
Finland — 31,119 —
—
31,119
France — 300,697 —
—
300,697
Germany 2,449 311,765 —
—
314,214
Greece — 33,329 —
—
33,329
Hong Kong 5,310 62,868 —
—
68,178
Hungary — 5,629 —
—
5,629
India 6,277 223,899 314
—
230,490
Indonesia — 36,559 —
—
36,559
Ireland 876 40,138 —
—
41,014
Israel 11,555 7,246 —
—
18,801
Italy 8,658 108,000 —
—
116,658
Japan 401 594,866 —
—
595,267
Kazakhstan — 771 —
—
771
Luxembourg — 17,640 —
—
17,640
Macao — 15,062 —
—
15,062
Malaysia — 8,420 —
—
8,420
Mexico 38,035 15,309 —
—
53,344
Netherlands 1,381 164,606 —
—
165,987
New Zealand — 1,753 —
—
1,753
Nigeria — 2,796 —
—
2,796
Norway — 14,816 —
—
14,816
Peru 1,059 — —
—
1,059
Philippines — 4,397 —
—
4,397
Poland — 17,129 —
—
17,129
Portugal — 1,155 —
—
1,155
Russia — — —
—
—
Saudi Arabia — 7,566 —
—
7,566
Singapore 40,113 12,008 —
—
52,121
South Africa 36,507 47,867 —
—
84,374
South Korea 7,112 225,891 2,073
—
235,076
Spain — 68,976 —
—
68,976
Sweden — 61,004 —
—
61,004
Switzerland 3,408 147,369 —
—
150,777
Taiwan 52,634 254,323 —
—
306,957
Thailand — 14,179 —
—
14,179
Turkey — 7,639 —
—
7,639
United Arab Emirates — 8,541 —
—
8,541
United Kingdom 5,198 361,787 —
—
366,985
United States 86,659 262,784 —
—
349,443
Zambia 11,901 — —
—
11,901
Preferred Stocks 8,050 23,985 — — 32,035
Warrants and Rights — — — — —
Short-Term Investments — — — 136,089 136,089

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 709,878 4,191,20 6 2,387 136,089 5,039,5 60
Other Financial Instruments
Assets
Futures Contracts 15,426 — — — 15,426
Foreign Currency Exchange Contracts 130 — — — 130
Liabilities
Futures Contracts (27,352) — — — (27,352)
Foreign Currency Exchange Contracts (203) — — — (203)
Total Other Financial Instruments
*
$ (11,999) $ — $ — $ — $ (11,999)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
840,718 16 .4
Consumer Staples ...............................................................................
296,483 5 .8
Energy ................................................................................................
188,369 3 .7
Financial Services ..............................................................................
1,230,244 24 .0
Health Care ........................................................................................
372,823 7 .3
Materials and Processing ...................................................................
486,093 9 .5
Producer Durables ..............................................................................
475,295 9 .3
Technology .........................................................................................
810,083 15 .8
Utilities ...............................................................................................
171,328 3 .4
Preferred Stocks
Consumer Discretionary ....................................................................
4,942 0 .1
Consumer Staples ...............................................................................
5,259 0 .1
Financial Services ..............................................................................
5,995 0 .1
Technology .........................................................................................
13,728 0 .3
Utilities ...............................................................................................
2,111 —
**
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
136,089 2 .7
Total Investments ............................................................................... 5,039,560 98 .5
**
Less than .05% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 241
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 130
Variation margin on futures contracts* 12,230 3,196
Total
$ 12,230 $ 3,326
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 11,650 $ 15,702
Unrealized depreciation on foreign currency exchange contracts — 203
Total
$ 11,650 $ 15,905
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 29,587 $ (29,502)
Foreign currency exchange contracts — (703)
Total
$ 29 , 587 $ (30 , 205 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (3 , 683) $ 7 , 416
Foreign currency exchange contracts — (73)
Total
$ (3,683) $ 7 , 343
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 130 $ — $ 130
Total Financial and Derivative Assets
130 — 130
Financial and Derivative Assets not subject to a netting agreement
(130) — (130)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 243
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 203 $ — $ 203
Total Financial and Derivative Liabilities
203 — 203
Financial and Derivative Liabilities not subject to a netting agreement
(203) — (203)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed International Equity Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 3,166,942
Investments, at fair value(>) ........................................................................................................................................................
5,039,560
Cash .............................................................................................................................................................................................. 338
Foreign currency holdings(^) ....................................................................................................................................................... 12,640
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 130
Receivables:
Dividends and interest ...................................................................................................................................................... 7,882
Dividends from affiliated funds ....................................................................................................................................... 501
Investments sold ............................................................................................................................................................... 146,581
Fund shares sold ............................................................................................................................................................... 4,859
Foreign capital gains taxes recoverable ........................................................................................................................... 9,463
From broker(a) ................................................................................................................................................................. 68,373
Variation margin on futures contracts .............................................................................................................................. 596
Total assets ...............................................................................................................................................................
5,290,923
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 142,949
Fund shares redeemed ...................................................................................................................................................... 2,404
Accrued fees to affiliates .................................................................................................................................................. 4,184
Other accrued expenses .................................................................................................................................................... 577
Variation margin on futures contracts .............................................................................................................................. 12,478
Deferred capital gains tax liability ................................................................................................................................... 10,146
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 203
Total liabilities ...........................................................................................................................................................
172,941
Net Assets ...............................................................................................................................................................
$ 5,117,982

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 245
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,306,274
Shares of beneficial interest .........................................................................................................................................................
3,575
Additional paid-in capital ............................................................................................................................................................
3,808,133
Net Assets ...............................................................................................................................................................
$ 5,117,982
(>)   Investments in affiliates, U.S. Cash Management Fund $ 136,089
(^)     Foreign currency holdings - cost $ 12,723
(a)     Receivable from Broker for Futures $ 68,373
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 14.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.10
Class A — Net assets ........................................................................................................................................................... $ 54,240,777
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,811,457
Net asset value per share: Class C (#) .......................................................................................................................................... $ 14.04
Class C — Net assets ........................................................................................................................................................... $ 8,607,102
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 612,953
Net asset value per share: Class M (#) ......................................................................................................................................... $ 14.33
Class M — Net assets .......................................................................................................................................................... $ 1,426,068,868
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 99,541,470
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.31
Class S — Net assets ............................................................................................................................................................ $ 3,629,065,721
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 253,547,013
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 123,120
Dividends from affiliated funds ....................................................................................................................................... 6,880
Interest .............................................................................................................................................................................. 1,717
Less foreign taxes withheld ............................................................................................................................................. (12,872)
Total investment income ..............................................................................................................................................................
118,845
Expenses
Advisory fees ................................................................................................................................................................... 36,085
Administrative fees .......................................................................................................................................................... 2,129
Custodian fees .................................................................................................................................................................. 687
Distribution fees - Class A ............................................................................................................................................... 121
Distribution fees - Class C ............................................................................................................................................... 62
Transfer agent fees - Class A ........................................................................................................................................... 97
Transfer agent fees - Class C ........................................................................................................................................... 16
Transfer agent fees - Class M .......................................................................................................................................... 2,482
Transfer agent fees - Class S ............................................................................................................................................ 6,324
Professional fees .............................................................................................................................................................. 225
Registration fees ............................................................................................................................................................... 163
Shareholder servicing fees - Class C ............................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 239
Printing fees ..................................................................................................................................................................... 157
Miscellaneous .................................................................................................................................................................. 812
Expenses before reductions .............................................................................................................................................. 49,620
Expense reductions .......................................................................................................................................................... (4,325)
Net expenses ................................................................................................................................................................................
45,295
Net investment income (loss) .......................................................................................................................................................
73,550
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (56,91 5 )
Investments in affiliated funds ......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. 85
Foreign currency exchange contracts ............................................................................................................................... (703)
Foreign currency-related transactions .............................................................................................................................. 1,82 6
Net realized gain (loss) ................................................................................................................................................................
(55,718)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ($3 , 792) ) ................................................... 912,087
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 3,733
Foreign currency exchange contracts ............................................................................................................................... (73)
Foreign currency-related transactions .............................................................................................................................. (401)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 915,350
Net realized and unrealized gain (loss) ........................................................................................................................................ 859,632
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 933,182

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 247
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 73,550 $ 65,551
Net realized gain (loss) ................................................................................................................ (55,718) (89,235)
Net change in unrealized appreciation (depreciation) ................................................................. 915,350 652,141
Net increase (decrease) in net assets from operations ....................................................................... 933,182 628,457
Distributions
To shareholders
Class A ..................................................................................................................................... (766) (510)
Class C ..................................................................................................................................... (71) (72)
Class M .................................................................................................................................... (21,651) (18,754)
Class S ...................................................................................................................................... (55,061) (42,536)
Net decrease in net assets from distributions ..................................................................................... (77,549) (61,872)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 280,722 362,697
Total Net Increase (Decrease) in Net Assets ...................................................................
1,136,355 929,282
Net Assets
Beginning of period ........................................................................................................................... 3,981,627 3,052,345
End of period ......................................................................................................................................
$ 5,117,982 $ 3,981,627

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 537 $ 6,557 1,243 $ 14,164
Proceeds from reinvestment of distributions 68 766 46 510
Payments for shares redeemed (531) (6,427) (520) (5,677)
Net increase (decrease)
74 896 769 8,997
Class C
Proceeds from shares sold 104 1,283 113 1,272
Proceeds from reinvestment of distributions 6 71 7 72
Payments for shares redeemed (213) (2,618) (214) (2,410)
Net increase (decrease)
(103) (1,264) (94) (1,066)
Class M
Proceeds from shares sold 23,002 285,282 31,552 364,861
Proceeds from reinvestment of distributions 1,902 21,547 1,699 18,720
Payments for shares redeemed (30,800) (374,749) (14,848) (170,263)
Net increase (decrease)
(5,89 6 ) (67,920) 18,403 213,318
Class S
Proceeds from shares sold 64,241 790,266 48,231 552,627
Proceeds from reinvestment of distributions 4,855 55,013 3,857 42,498
Payments for shares redeemed (39,72 6 ) (496,269) (39,906) (453,677)
Net increase (decrease)
29,3 70 349,010 12,182 141,448
Total increase (decrease)
23,44 5 $ 280,722 31,260 $ 362,697

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 249
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.85 10.03 9.05 12.48 9.53
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.17 .17 .16 .17 .18
$ Net Realized and Unrealized Gain (Loss) 2.41 1.83 .94 (3.35) 2.92
$ Total from Investment Operations 2.58 2.00 1.10 (3.18) 3.10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.20) (.18) (.12) (.25) (.15)
$ Total Distributions (.20) (.18) (.12) (.25) (.15)
$ Net Asset Value, End of Period 14.23 11.85 10.03 9.05 12.48
% Total Return
(±)
22.21 20.06 12.13 (25.93) 32.74
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 54,241 44,295 29,757 23,630 27,480
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.36 1.39 1.38 1.38 1.38
% Expenses, Net
(Ƃ)
1.29 1.32 1.29 1.29 1.29
% Net Investment Income
(Ƃ)
1.37 1.49 1.49 1.61 1.45
% Portfolio Turnover Rate 29 31 56 68 48
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.68 9.88 8.92 12.30 9.41
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.07 .08 .08 .09 .08
$ Net Realized and Unrealized Gain (Loss) 2.39 1.81 .93 (3.30) 2.89
$ Total from Investment Operations 2.46 1.89 1.01 (3.21) 2.97
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.10) (.09) (.05) (.17) (.08)
$ Total Distributions (.10) (.09) (.05) (.17) (.08)
$ Net Asset Value, End of Period 14.04 11.68 9.88 8.92 12.30
% Total Return 21.28 19.21 11.29 (26.45) 31.65
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 8,607 8,360 8,005 7,485 9,172
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.11 2.15 2.13 2.13 2.13
% Expenses, Net
(Ƃ)
2.04 2.07 2.04 2.04 2.04
% Net Investment Income
(Ƃ)
.60 .75 .74 .87 .68
% Portfolio Turnover Rate 29 31 56 68 48

See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.93 10.09 9.10 12.55 9.57
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.22 .22 .20 .21 .23
$ Net Realized and Unrealized Gain (Loss) 2.41 1.83 .94 (3.37) 2.94
$ Total from Investment Operations 2.63 2.05 1.14 (3.16) 3.17
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.23) (.21) (.15) (.29) (.19)
$ Total Distributions (.23) (.21) (.15) (.29) (.19)
$ Net Asset Value, End of Period 14.33 11.93 10.09 9.10 12.55
% Total Return 22.60 20.54 12.58 (25.68) 33.29
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,426,069 1,257,429 877,826 728,774 776,828
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.11 1.15 1.13 1.14 1.13
% Expenses, Net
(Ƃ)
.94 .97 .94 .94 .94
% Net Investment Income
(Ƃ)
1.72 1.87 1.86 1.98 1.86
% Portfolio Turnover Rate 29 31 56 68 48
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.92 10.08 9.10 12.54 9.57
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.21 .20 .19 .20 .20
$ Net Realized and Unrealized Gain (Loss) 2.41 1.84 .93 (3.36) 2.94
$ Total from Investment Operations 2.62 2.04 1.12 (3.16) 3.14
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.23) (.20) (.14) (.28) (.17)
$ Total Distributions (.23) (.20) (.14) (.28) (.17)
$ Net Asset Value, End of Period 14.31 11.92 10.08 9.10 12.54
% Total Return 22.44 20.44 12.35 (25.70) 33.04
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,629,065 2,671,543 2,136,757 1,781,840 2,032,628
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.11 1.15 1.13 1.13 1.13
% Expenses, Net
(Ƃ)
1.04 1.07 1.04 1.04 1.04
% Net Investment Income
(Ƃ)
1.63 1.77 1.75 1.87 1.68
% Portfolio Turnover Rate 29 31 56 68 48

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 251
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 3,204,895
Administrative fees 205,490
Distribution fees 16,953
Shareholder servicing fees 1,822
Transfer agent fees 745,687
Trustees' fees 8,800
$ 4,183,647
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 135,615 $ 879,370 $ 878,889 $ (11) $ 4 $ 136,089 $ 6,880 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,230,452,456 $ 1,870,088,623 $ (54,896,483) $ 1,815,192,140
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 96,532,142 $ (594,693,792) $ 1,804,435,307 $ — $ 1,306,273,657
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 77,548,718 $ — $ — $ 61,872,318 $ — $ —

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed International Equity Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Argentina - 1.3%
Corp. America Airports SA(Æ) 59,152 1,311
Vista Energy SAB de CV - ADR(Æ) 133,277 6,457
YPF SA - ADR(Æ) 217,818 7,935
15,703
Australia - 5.7%
Atlas Arteria, Ltd. 1,963,396 6,233
BHP Group, Ltd. 191,908 5,459
Dalrymple Bay Infrastructure, Ltd. 103,389 300
Fortescue, Ltd. 129,847 1,803
Glencore PLC 3,075,469 14,703
Mineral Resources, Ltd.(Æ) 15,772 510
Perenti , Ltd. 16,262 29
Qube Holdings, Ltd. 732,797 2,104
Rio Tinto PLC 189,783 13,587
Rio Tinto, Ltd. 12,512 1,087
Sandfire Resources, Ltd.(Æ) 131,100 1,396
Santos, Ltd. 131,706 544
South32, Ltd. Class B 337,987 699
Sunrise Energy Metals, Ltd.(Æ) 413,160 1,215
Transurban Group(Æ) 1,972,536 18,668
Woodside Energy Group, Ltd. 30,204 490
68,827
Austria - 0.2%
Mondi PLC 1,327 15
OMV AG 32,755 1,792
1,807
Brazil - 1.9%
Adecoagro SA 54,199 437
Centrais Eletricas Brasileiras SA - ADR 75,132 778
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 36,851 904
Cia Energetica de Minas Gerais - ADR 225,906 472
Companhia Paranaense de Energia -
Copel - ADR 31,980 331
Motiva Infraestrutura de Mobilidade SA 749,472 2,212
Petroleo Brasileiro SA 11,405 67
Petroleo Brasileiro SA - ADR 80,010 931
Petroreconcavo SA(Æ) 110,702 256
PRIO SA(Æ) 163,343 1,094
Rumo SA 398,966 1,181
Sao Martinho S/A 214,349 559
Suzano SA 394,664 3,587
Suzano SA - ADR 144,902 1,308
Ultrapar Participacoes SA - ADR 69,292 274
Vale SA 439,268 5,328
Vale SA Class B - ADR 133,978 1,620
Wheaton Precious Metals Corp. 12,541 1,211
Yara International ASA 17,391 634
23,184
Canada - 3.7%
Agnico Eagle Mines, Ltd. 15,613 2,511
AltaGas , Ltd. 40,730 1,196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ARC Resources, Ltd. 111,946 2,065
Barrick Mining Corp. 61,777 2,028
Canadian Natural Resources, Ltd. 63,091 2,018
Cenovus Energy, Inc. 14,308 242
Enbridge, Inc. 199,530 9,304
Enerflex , Ltd. 56,123 706
Franco-Nevada Corp. Class T 9,445 1,764
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,651
Largo, Inc.(Æ) 184,580 220
Logan Energy Corp.(Æ) 25,659 15
NexGen Energy, Ltd.(Æ) 660,653 6,458
Nutrien , Ltd. 68,124 3,710
Pembina Pipeline Corp. 61,349 2,321
Precision Drilling Corp.(Æ) 7,331 440
South Bow Corp. Class W 9,265 240
Suncor Energy, Inc. 39,577 1,576
Tamarack Valley Energy, Ltd. 231,541 1,028
TC Energy Corp. 46,325 2,325
Teck Resources, Ltd. Class B 24,870 1,067
Vermilion Energy, Inc. 40,183 300
Westshore Terminals Investment Corp. 18,767 345
Whitecap Resources, Inc. 172,443 1,284
44,816
Chile - 0.6%
Antofagasta PLC 29,173 1,066
Sociedad Quimica y Minera de Chile
SA - ADR 135,737 6,650
7,716
China - 1.5%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 6,708,798 2,409
CGN Power Co., Ltd. Class H(Þ) 1,301,000 516
China Merchants Port Holdings Co., Ltd. 584,264 1,131
China Tower Corp., Ltd. Class H(Þ) 2,254,000 3,259
COSCO SHIPPING Ports, Ltd. 864,000 637
ENN Energy Holdings, Ltd. 247,941 2,160
Guangdong Investment, Ltd. 338,000 322
Henan Shenhuo Coal Industry & Electric
Power Co., Ltd. Class A 337,000 1,176
Jiangsu Expressway Co., Ltd. Class H 845,153 1,030
Kunlun Energy Co., Ltd. 118,000 109
Shenzhen Expressway Corp., Ltd. Class
H 238,000 222
Shenzhen International Holdings, Ltd. 582,000 603
Western Mining Co., Ltd. Class A 488,101 1,652
Wilmar International, Ltd. 857,200 2,059
Yuexiu Transport Infrastructure, Ltd. 376,000 205
Zhejiang Expressway Co., Ltd. Class H 312,000 304
Zijin Mining Group Co., Ltd. Class H 86,000 355
18,149
Congo, the Democratic Republic of the - 0.4%
Ivanhoe Mines, Ltd. Class A(Æ) 445,919 4,461

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.4%
Vestas Wind Systems A/S 209,377 4,332
Faroe Islands - 0.2%
Bakkafrost P/F 39,331 1,803
Finland - 1.0%
Kemira Oyj 50,412 1,110
Neste Oyj 359,395 7,439
Stora Enso Oyj Class R 92,043 1,071
UPM- Kymmene Oyj 68,049 1,824
11,444
France - 3.0%
Aeroports de Paris SA 72,083 9,897
Eiffage SA 6,335 781
Engie SA 48,151 1,127
Eramet SA 2,144 146
Gaztransport Et Technigaz SA 130 26
Getlink SE 698,562 12,749
Rubis SCA 14,047 510
Technip Energies NV 20,026 813
TotalEnergies SE 52,146 3,247
Veolia Environnement SA 80,354 2,655
Vinci SA 27,653 3,701
35,652
Germany - 0.6%
E.ON SE 83,362 1,551
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 14,087 1,205
K+S AG 26,874 350
RWE AG 76,622 3,768
6,874
Ghana - 0.7%
Kosmos Energy, Ltd.(Æ) 5,695,604 8,942
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 1,796,100 378
United Energy Group, Ltd. 12,352,000 787
1,165
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,414
India - 0.2%
Reliance Industries, Ltd. - GDR(Þ) 32,185 2,134
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 244,612 1,216
Israel - 0.2%
Equital , Ltd.(Æ) 7,002 334
ICL Group, Ltd. 80,378 525
Israel Corp., Ltd. 1,927 681
Naphtha Israel Petroleum Corp., Ltd. 56,274 472
2,012
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 0.6%
Enav SpA (Þ) 102,704 537
Enel SpA 220,044 2,225
Eni SpA 49,771 917
Hera SpA 500,113 2,242
Infrastrutture Wireless Italiane SpA (Þ) 122,290 1,343
7,264
Japan - 1.0%
Ebara Corp. 72,100 1,924
Inpex Corp. 35,000 646
Japan Airport Terminal Co., Ltd. 200,400 6,222
Japan Petroleum Exploration Co., Ltd. 80,200 667
JFE Holdings, Inc. 5,600 64
Kanadevia Corp. 2,500 19
Mitsubishi Materials Corp. 8,100 156
Modec , Inc. 9,100 589
Nippon Steel Corp. 150,000 619
Nittetsu Mining Co., Ltd. 45,000 493
West Japan Railway Co. 22,700 465
11,864
Luxembourg - 0.1%
ArcelorMittal SA 37,979 1,446
Mexico - 2.7%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 16,580 1,635
Grupo Aeroportuario del Pacifico SAB de
CV Class B 573,390 11,952
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 17,496 3,645
Grupo Aeroportuario del Sureste SAB de
CV Class B 265,555 8,033
Grupo Aeroportuario del Sureste SAB de
CV - ADR 4,011 1,213
Grupo Mexico SAB de CV 471,938 4,080
Promotora y Operadora de Infraestructura
SAB de CV 138,547 1,794
Southern Copper Corp. 1,771 246
32,598
Netherlands - 0.0%
SBM Offshore NV 9,885 256
New Zealand - 0.6%
Auckland International Airport, Ltd. 1,503,925 6,982
Norway - 0.6%
Aker BP ASA 91,143 2,365
Austevoll Seafood ASA 155,885 1,465
Borregaard ASA 22,679 430
DNO ASA 577,404 790
DOF Group ASA 27,014 243
Equinor ASA Class N 57,663 1,382
Frontline PLC 5,903 145
Norsk Hydro ASA 24,266 164

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TGS ASA 56,809 491
7,475
Poland - 0.0%
ORLEN SA 21,816 590
Portugal - 0.4%
Galp Energia SGPS SA Class B 266,363 5,344
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
GMK Norilskiy Nickel PAO(Æ)(Š) 1,789,700 —
LUKOIL PJSC(Æ)(Š) 35,888 —
LUKOIL PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC - ADR(Æ)(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 17,780 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ) (Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.2%
SATS, Ltd. 617,800 1,621
SIA Engineering Co., Ltd. 112,100 304
1,925
South Africa - 0.8%
African Rainbow Minerals, Ltd. 44,371 441
Anglo American PLC 177,113 6,676
Gold Fields, Ltd. - ADR 38,878 1,493
Impala Platinum Holdings, Ltd. 22,654 242
Sibanye Stillwater, Ltd.(Æ) 261,122 693
Thungela Resources, Ltd. 7,364 33
9,578
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 722
Spain - 1.8%
Aena SME SA(Þ) 519,960 14,114
Iberdrola SA 310,947 6,296
Repsol SA 67,381 1,233
21,643
Sweden - 0.2%
Boliden AB(Æ) 13,208 596
Svenska Cellulosa AB SCA Class B 165,322 2,204
2,800
Switzerland - 0.9%
Flughafen Zurich AG 35,797 10,566
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 327
United Kingdom - 1.4%
EnQuest PLC 980,377 156
Harbour Energy PLC 714,978 2,111
National Grid PLC 752,142 11,250
Severn Trent PLC Class H 38,332 1,401
SSE PLC 22,480 566
United Utilities Group PLC 50,916 803
16,287
United States - 62.5%
Acadia Realty Trust(ö) 15,425 294
Advanced Drainage Systems, Inc. 14,555 2,038
Aemetis , Inc.(Æ) 66,933 143
AES Corp. (The) 80,483 1,116
AGCO Corp. 18,205 1,878
Agree Realty Corp.(ö) 184,434 13,466
Albemarle Corp. 56,920 5,591
Alexander & Baldwin, Inc.(ö) 10,313 165
Alexandria Real Estate Equities, Inc.(ö) 22,686 1,321
Alliant Energy Corp. 12,104 809
Amcor PLC 127,858 1,010
Ameresco , Inc. Class A(Æ) 200,896 7,939
American Assets Trust, Inc.(ö) 14,055 269
American Electric Power Co., Inc. 68,259 8,209
American Healthcare REIT, Inc.(ö) 192,105 8,706
American Homes 4 Rent Class A(ö) 140,933 4,453
American Tower Corp.(ö) 1,843 330
Americold Realty Trust, Inc.(ö) 34,742 448
Apple Hospitality REIT, Inc.(ö) 37,174 416
Archer-Daniels-Midland Co. 27,213 1,647
Array Technologies, Inc.(Æ) 705,591 6,110
Atmos Energy Corp. 4,584 787
AvalonBay Communities, Inc.(ö) 28,553 4,966
Avery Dennison Corp. 2,165 379
Baker Hughes Co. 6,537 316
BP PLC 2,417,451 14,133
Brixmor Property Group, Inc.(ö) 359,638 9,408
Broadstone Net Lease, Inc.(ö) 14,640 262
Bunge Global SA 6,910 654
BXP, Inc.(ö) 64,777 4,611
California Resources Corp. 172,425 8,133
Camden Property Trust(ö) 8,406 836
CareTrust REIT, Inc.(ö) 32,578 1,129
CenterPoint Energy, Inc. 60,047 2,296
Centerspace (ö) 1,392 82
CF Industries Holdings, Inc. 8,863 738
Cheniere Energy, Inc. 56,056 11,884
Chevron Corp. 16,503 2,603
Civitas Resources, Inc. 77,256 2,227
Clean Energy Fuels Corp.(Æ) 632,127 1,808
CNX Resources Corp.(Æ) 22,415 754
ConocoPhillips 84,036 7,467
Consolidated Edison, Inc. 4,472 436
Constellation Energy Corp. 26,283 9,909

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
COPT Defense Properties(ö) 16,229 457
Corteva , Inc. 66,558 4,089
Cousins Properties, Inc.(ö) 28,371 736
Crescent Energy Co. Class A 122,270 1,031
CSX Corp. 16,621 599
CubeSmart (ö) 139,170 5,243
Curbline Properties Corp.(ö) 14,267 329
Darling Ingredients, Inc.(Æ) 325,894 10,445
Deere & Co. 643 297
Diamondback Energy, Inc. 1,838 263
DiamondRock Hospitality Co.(ö) 27,431 214
Digital Realty Trust, Inc.(ö) 116,663 19,881
Diversified Healthcare Trust(ö) 57,035 243
Dominion Energy, Inc. 87,136 5,114
Douglas Emmett, Inc.(ö) 15,026 194
DT Midstream, Inc. 38,245 4,187
Duke Energy Corp. 88,529 11,004
Easterly Government Properties, Inc.(ö) 6,203 134
EastGroup Properties, Inc.(ö) 51,619 9,009
Elme Communities(ö) 14,560 240
Empire State Realty Trust, Inc. Class A(ö) 40,565 300
Entergy Corp. 5,380 517
Enterprise Products Partners, LP 28,820 887
EOG Resources, Inc. 8,795 931
EPR Properties(ö) 59,125 2,898
EQT Corp. 15,072 808
Equinix , Inc.(ö) 40,051 33,884
Equity LifeStyle Properties, Inc. Class
A(ö) 5,454 333
Equity Residential(ö) 213,674 12,701
Essential Properties Realty Trust, Inc.(ö) 327,521 9,786
Essex Property Trust, Inc.(ö) 28,803 7,252
Evergy , Inc. 35,614 2,736
Eversource Energy 36,226 2,674
Exelon Corp. 57,043 2,631
Expand Energy Corp. 9,226 953
Extra Space Storage, Inc.(ö) 113,228 15,120
Exxon Mobil Corp. 41,602 4,758
Farmland Partners, Inc.(ö) 34,149 343
Federal Realty Investment Trust(ö) 11,276 1,085
First Industrial Realty Trust, Inc.(ö) 121,374 6,710
First Solar, Inc.(Æ) 20,889 5,576
FirstEnergy Corp. 24,731 1,133
Four Corners Property Trust, Inc.(ö) 11,225 265
Franklin Street Properties Corp.(ö) 67,977 82
Freeport-McMoRan, Inc. 113,340 4,726
Gaming and Leisure Properties, Inc.(ö) 44,116 1,970
GFL Environmental, Inc. 8,229 360
Global Net Lease, Inc.(ö) 11,227 86
GrafTech International, Ltd.(Æ) 8,608 116
Green Plains, Inc.(Æ) 359,888 3,700
Gulfport Energy Corp.(Æ) 9,271 1,724
Halliburton Co. 31,579 848
Healthcare Realty Trust, Inc.(ö) 336,155 5,957
Healthpeak Properties, Inc.(ö) 99,363 1,784
Helmerich & Payne, Inc. 26,056 684
Highwoods Properties, Inc.(ö) 8,520 244
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 496,225 7,950
Hudson Pacific Properties, Inc.(Æ)(ö) 490,745 1,197
Hyatt Hotels Corp. Class A 8,899 1,223
Independence Realty Trust, Inc.(ö) 28,272 450
Innovative Industrial Properties, Inc.(ö) 4,247 213
International Paper Co. 8,706 336
InvenTrust Properties Corp.(ö) 11,383 312
Invitation Homes, Inc.(ö) 81,424 2,292
Iron Mountain, Inc.(ö) 149,495 15,390
JBG Smith Properties(ö) 1,750 34
Kilroy Realty Corp.(ö) 128,982 5,449
Kimco Realty Corp.(ö) 175,150 3,619
Kinder Morgan, Inc. 195,580 5,122
Kite Realty Group Trust(ö) 99,755 2,209
Lamar Advertising Co. Class A(ö) 32,388 3,841
Liberty Energy, Inc. Class A 51,762 937
Lineage, Inc.(ö) 31,803 1,253
Macerich Co. (The)(ö) 26,538 455
Magnolia Oil & Gas Corp. Class A 69,013 1,550
Medical Properties Trust, Inc.(ö) 54,856 284
Mid-America Apartment Communities,
Inc.(ö) 86,033 11,032
Millrose Properties, Inc. Class A(ö) 7,420 239
Mosaic Co. (The) 49,161 1,349
National Health Investors, Inc.(ö) 5,771 430
National Storage Affiliates Trust(ö) 8,150 237
NET Lease Office Properties(ö) 1,247 37
NETSTREIT Corp.(ö) 4,558 85
Newmont Corp. 41,779 3,383
NexPoint Residential Trust, Inc.(ö) 7,245 222
NextEra Energy, Inc. 173,027 14,084
NEXTracker , Inc. Class A(Æ) 40,823 4,132
NiSource, Inc. 21,022 885
NNN REIT, Inc.(ö) 2,151 87
Noble Corp. PLC 14,841 436
Norfolk Southern Corp. 4,531 1,284
Northern Oil & Gas, Inc. 15,021 332
Nucor Corp. 7,145 1,072
Occidental Petroleum Corp. 5,710 235
Omega Healthcare Investors, Inc.(ö) 185,409 7,793
ONEOK, Inc. 122,115 8,182
OUTFRONT Media, Inc.(ö) 15,798 279
Ovintiv , Inc. 9,708 364
Packaging Corp. of America 5,263 1,030
Park Hotels & Resorts, Inc.(ö) 24,898 256
Patterson-UTI Energy, Inc. 36,518 229
Pebblebrook Hotel Trust(ö) 11,275 118
Permian Resources Corp. 20,008 251
Phillips 66 640 87
Phillips Edison & Co., Inc.(ö) 13,007 440
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 13
Pinnacle West Capital Corp. 5,317 471
Plymouth Industrial REIT, Inc.(ö) 5,993 132
Prologis, Inc.(ö) 341,434 42,369
ProPetro Holding Corp.(Æ) 49,442 513
Public Service Enterprise Group, Inc. 70,802 5,704

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage(ö) 22,619 6,301
Realty Income Corp.(ö) 204,634 11,865
Regal Rexnord Corp. 3,044 429
Regency Centers Corp.(ö) 109,965 7,582
Reliance, Inc. 1,301 367
Republic Services, Inc. Class A 10,233 2,131
REX American Resources Corp.(Æ) 16,288 522
Rexford Industrial Realty, Inc.(ö) 29,318 1,211
RLJ Lodging Trust(ö) 28,630 195
Ryman Hospitality Properties, Inc.(ö) 20,846 1,812
Sabra Health Care REIT, Inc.(ö) 34,397 613
Schlumberger NV 5,364 193
Sealed Air Corp. 7,430 249
Select Water Solutions, Inc. Class A 21,426 248
Sempra 91,954 8,454
Shell PLC 375,793 14,040
Simon Property Group, Inc.(ö) 134,824 23,697
SL Green Realty Corp.(ö) 26,039 1,337
SM Energy Co. 48,357 1,010
Smartstop Self Storage REIT, Inc.(ö) 118,743 4,079
Smurfit WestRock PLC 25,629 925
SolarEdge Technologies, Inc.(Æ) 216,609 7,601
Southern Co. (The) 54,333 5,109
Steel Dynamics, Inc. 3,364 527
Summit Hotel Properties, Inc.(ö) 51,855 267
Sun Communities, Inc.(ö) 73,890 9,354
Sunrun , Inc.(Æ) 435,309 9,037
Sunstone Hotel Investors, Inc.(ö) 24,220 214
Tanger , Inc.(ö) 13,216 430
Targa Resources Corp. 45,580 7,021
Tenaris SA 57,063 1,137
Terreno Realty Corp.(ö) 16,286 930
TXNM Energy, Inc. 602 34
UDR, Inc.(ö) 51,023 1,719
UGI Corp. 61,379 2,052
Union Pacific Corp. 4,120 908
Ventas, Inc.(ö) 206,734 15,255
Veris Residential, Inc.(ö) 26,987 388
VICI Properties, Inc.(ö) 578,890 17,361
Vistra Corp. 8,267 1,557
Vital Energy, Inc.(Æ) 7,169 113
Vornado Realty Trust(ö) 43,137 1,637
Welltower , Inc.(ö) 236,434 42,804
Weyerhaeuser Co.(ö) 12,899 297
Whitestone REIT Class B(ö) 29,192 366
Williams Cos., Inc. (The) 46,843 2,711
WP Carey, Inc.(ö) 31,278 2,064
Xcel Energy, Inc. 65,802 5,341
Xenia Hotels & Resorts, Inc.(ö) 19,880 245
Zurn Elkay Water Solutions Corp. 13,656 643
748,737
Zambia - 0.2%
First Quantum Minerals, Ltd.(Æ) 126,204 2,620
Total Common Stocks
(cost $843,968) 1,150,675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 1.2%
Brazil - 1.2%
Bradespar SA
10.655% (Ÿ) 2,273,773 7,836
Petroleo Brasileiro SA - Petrobras
9.222% (Ÿ) 1,266,872 7,005
14,841
Russia - 0.0%
Surgutneftegas PJSC
0.000% (Æ)(Š) 1,385,000 —
Tatneft PJSC
0.000% (Æ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $16,279) 14,841
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 25,826,103 (∞) 25,821
Total Short-Term Investments
(cost $25,820) 25,821
Total Investments - 99.4%
(identified cost $886,067) 1,191,337
Other Assets and Liabilities,
Net - 0.6%
6,791
Net Assets - 100.0%
1,198,128

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.8%
Aena SME SA 04/22/20 EUR 519,960 12.53 6,513
14,114
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
516
China Tower Corp., Ltd. 03/03/25 HKD 2,254,000 1.41 3,176
3,259
Enav SpA 09/28/22 EUR 102,704 3.71 381
537
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 122,290 10.27 1,256
1,343
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 03/20/23 32,185 61.54 1,980 2,134
21,903
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 31 USD 10,655 12/25 284
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 284
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 15,703 $ — $ — $ — $ 15,703
Australia — 68,827 — — 68,827
Austria — 1,807 — — 1,807
Brazil 22,550 634 — — 23,184
Canada 44,816 — — — 44,816
Chile 6,650 1,066 — — 7,716
China — 18,149 — — 18,149
Congo, the Democratic Republic of the 4,461 — — — 4,461
Denmark — 4,332 — — 4,332
Faroe Islands — 1,803 — — 1,803
Finland — 11,444 — — 11,444
France — 35,652 — — 35,652
Germany — 6,874 — — 6,874
Ghana 8,942 — — — 8,942
Hong Kong — 1,165 — — 1,165
Hungary — 1,414 — — 1,414
India — 2,134 — — 2,134
Isle of Man 1,216 — — — 1,216

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 259
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Israel — 2,012 — — 2,012
Italy — 7,264 — — 7,264
Japan — 11,864 — — 11,864
Luxembourg — 1,446 — — 1,446
Mexico 32,598 — — — 32,598
Netherlands — 256 — — 256
New Zealand — 6,982 — — 6,982
Norway — 7,475 — — 7,475
Poland — 590 — — 590
Portugal — 5,344 — — 5,344
Russia — — — — —
Singapore — 1,925 — — 1,925
South Africa 1,493 8,085 — — 9,578
South Korea — 722 — — 722
Spain — 21,643 — — 21,643
Sweden — 2,800 — — 2,800
Switzerland — 10,566 — — 10,566
Thailand — 327 — — 327
United Kingdom — 16,287 — — 16,287
United States 718,502 30,235 — — 748,737
Zambia 2,620 — — — 2,620
Preferred Stocks 14,841 — — — 14,841
Short-Term Investments — — — 25,821 25,821
Total Investments 874,392 291,124 — 25,821 1,191,337
Other Financial Instruments
Assets
Futures Contracts 284 — — — 284
Total Other Financial Instruments
*
$ 284 $ — $ — $ — $ 284
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed Real Assets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 2,844 0 .2
Consumer Staples ............................................................................... 8,065 0 .7
Energy ................................................................................................ 163,354 13 .6
Financial Services .............................................................................. 449,378 37 .5
Materials and Processing ................................................................... 160,628 13 .4
Producer Durables .............................................................................. 145,970 12 .2
Technology ......................................................................................... 4,089 0 .3
Utilities ............................................................................................... 216,347 18 .1
Preferred Stocks
Energy ................................................................................................ 7,005 0 .6
Financial Services .............................................................................. 7,836 0 .6
Short-Term Investments .............................................................
25,821 2 .2
Total Investments ............................................................................... 1,191,337 99 .4

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 261
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 284
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3 ,1 01 $ —
Foreign currency exchange contracts — 240
Total
$ 3 ,1 01 $ 240
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1 9 5 $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 886,067
Investments, at fair value(>) ........................................................................................................................................................
1,191,337
Foreign currency holdings(^) ....................................................................................................................................................... 4,785
Receivables:
Dividends and interest ...................................................................................................................................................... 1,512
Dividends from affiliated funds ....................................................................................................................................... 77
Fund shares sold ............................................................................................................................................................... 1,405
From broker(a) ................................................................................................................................................................. 405
Variation margin on futures contracts .............................................................................................................................. 284
Total assets ...............................................................................................................................................................
1,199,805
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 85
Fund shares redeemed ...................................................................................................................................................... 384
Accrued fees to affiliates .................................................................................................................................................. 998
Other accrued expenses .................................................................................................................................................... 210
Total liabilities ...........................................................................................................................................................
1,677
Net Assets ...............................................................................................................................................................
$ 1,198,128

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 263
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 221,798
Shares of beneficial interest .........................................................................................................................................................
888
Additional paid-in capital ............................................................................................................................................................
975,442
Net Assets ...............................................................................................................................................................
$ 1,198,128
(>)   Investments in affiliates, U.S. Cash Management Fund $ 25,821
(^)     Foreign currency holdings - cost $ 4,846
(a)     Receivable from Broker for Futures $ 405
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 13.43
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 14.25
Class A — Net assets ........................................................................................................................................................... $ 10,271,581
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 765,100
Net asset value per share: Class C (#) .......................................................................................................................................... $ 13.25
Class C — Net assets ........................................................................................................................................................... $ 1,188,957
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 89,760
Net asset value per share: Class M (#) ......................................................................................................................................... $ 13.50
Class M — Net assets .......................................................................................................................................................... $ 344,582,829
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 25,519,908
Net asset value per share: Class S (#) .......................................................................................................................................... $ 13.49
Class S — Net assets ............................................................................................................................................................ $ 842,085,055
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 62,439,087
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
264 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 35,843
Dividends from affiliated funds ....................................................................................................................................... 1,178
Interest .............................................................................................................................................................................. 52
Total investment income ..............................................................................................................................................................
37,073
Expenses
Advisory fees ................................................................................................................................................................... 9,201
Administrative fees .......................................................................................................................................................... 519
Custodian fees .................................................................................................................................................................. 117
Distribution fees - Class A ............................................................................................................................................... 26
Distribution fees - Class C ............................................................................................................................................... 8
Transfer agent fees - Class A ........................................................................................................................................... 21
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 631
Transfer agent fees - Class S ............................................................................................................................................ 1,519
Professional fees .............................................................................................................................................................. 113
Registration fees ............................................................................................................................................................... 103
Shareholder servicing fees - Class C ............................................................................................................................... 3
Trustees’ fees .................................................................................................................................................................... 60
Printing fees ..................................................................................................................................................................... 125
Miscellaneous .................................................................................................................................................................. 206
Expenses before reductions .............................................................................................................................................. 12,654
Expense reductions .......................................................................................................................................................... (1,259)
Net expenses ................................................................................................................................................................................
11,395
Net investment income (loss) .......................................................................................................................................................
25,678
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (11,909)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 3,101
Foreign currency exchange contracts ............................................................................................................................... 240
Foreign currency-related transactions .............................................................................................................................. (184)
Net realized gain (loss) ................................................................................................................................................................
(8,754)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 61,316
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 195
Foreign currency-related transactions .............................................................................................................................. 179
Net change in unrealized appreciation (depreciation) ................................................................................................................. 61,689
Net realized and unrealized gain (loss) ........................................................................................................................................ 52,935
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 78,613

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 265
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 25,678 $ 23,338
Net realized gain (loss) ................................................................................................................ (8,754) (31,02 6 )
Net change in unrealized appreciation (depreciation) ................................................................. 61,689 184,95 6
Net increase (decrease) in net assets from operations ....................................................................... 78,613 177,268
Distributions
To shareholders
Class A ..................................................................................................................................... (218) (152)
Class C ..................................................................................................................................... (13) (14)
Class M .................................................................................................................................... (6,543) (6,554)
Class S ...................................................................................................................................... (15,838) (13,286)
Net decrease in net assets from distributions ..................................................................................... (22,612) (20,006)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 93,166 114,804
Total Net Increase (Decrease) in Net Assets ...................................................................
149,167 272,066
Net Assets
Beginning of period ........................................................................................................................... 1,048,961 776,895
End of period ......................................................................................................................................
$ 1,198,128 $ 1,048,961

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
266 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 160 $ 2,012 331 $ 3,986
Proceeds from reinvestment of distributions 18 218 13 152
Payments for shares redeemed (259) (3,227) (115) (1,338)
Net increase (decrease)
(81) (997) 229 2,800
Class C
Proceeds from shares sold 18 224 25 287
Proceeds from reinvestment of distributions 1 13 1 14
Payments for shares redeemed (23) (287) (22) (262)
Net increase (decrease)
(4) (50) 4 39
Class M
Proceeds from shares sold 6,626 83,096 8,292 100,571
Proceeds from reinvestment of distributions 544 6,510 540 6,539
Payments for shares redeemed (8,446) (108,400) (5,579) (67,105)
Net increase (decrease)
(1,276) (18,794) 3,253 40,005
Class S
Proceeds from shares sold 16,988 216,279 14,377 171,972
Proceeds from reinvestment of distributions 1,319 15,774 1,092 13,231
Payments for shares redeemed (9,555) (119,046) (9,378) (113,243)
Net increase (decrease)
8,752 113,007 6,091 71,960
Total increase (decrease)
7,391 $ 93,166 9,577 $ 114,804

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 267
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.83 10.77 11.51 13.28 9.11
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.26 .26 .31 .31 .17
$ Net Realized and Unrealized Gain (Loss) .59 2.04 (.69) (1.85) 4.18
$ Total from Investment Operations .85 2.30 (.38) (1.54) 4.35
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.25) (.24) (.36) (.23) (.18)
$ Total Distributions (.25) (.24) (.36) (.23) (.18)
$ Net Asset Value, End of Period 13.43 12.83 10.77 11.51 13.28
% Total Return
(±)
6.85 21.49 (3.51) (11.76) 48.29
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 10,271 10,859 6,654 6,073 5,370
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.41 1.42 1.42 1.42 1.42
% Expenses, Net
(Ƃ)
1.32 1.33 1.33 1.33 1.33
% Net Investment Income
(Ƃ)
2.09 2.15 2.62 2.47 1.44
% Portfolio Turnover Rate 44 42 50 43 40
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.64 10.62 11.39 13.15 9.04
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.17 .17 .22 .22 .08
$ Net Realized and Unrealized Gain (Loss) .58 2.00 (.69) (1.83) 4.16
$ Total from Investment Operations .75 2.17 (.47) (1.61) 4.24
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.14) (.15) (.30) (.15) (.13)
$ Total Distributions (.14) (.15) (.30) (.15) (.13)
$ Net Asset Value, End of Period 13.25 12.64 10.62 11.39 13.15
% Total Return 6.09 20.56 (4.30) (12.40) 47.21
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,189 1,188 960 828 531
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.16 2.17 2.17 2.17 2.17
% Expenses, Net
(Ƃ)
2.07 2.08 2.08 2.08 2.08
% Net Investment Income
(Ƃ)
1.33 1.46 1.90 1.74 .65
% Portfolio Turnover Rate 44 42 50 43 40

See accompanying notes which are an integral part of the financial statements.
268 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.89 10.82 11.56 13.33 9.13
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.31 .31 .35 .36 .22
$ Net Realized and Unrealized Gain (Loss) .58 2.04 (.69) (1.85) 4.20
$ Total from Investment Operations .89 2.35 (.34) (1.49) 4.42
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.28) (.28) (.40) (.28) (.22)
$ Total Distributions (.28) (.28) (.40) (.28) (.22)
$ Net Asset Value, End of Period 13.50 12.89 10.82 11.56 13.33
% Total Return 7.19 21.85 (3.17) (11.42) 48.95
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 344,583 345,440 254,716 255,604 255,918
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.16 1.17 1.17 1.17 1.17
% Expenses, Net
(Ƃ)
.97 .98 .98 .98 .98
% Net Investment Income
(Ƃ)
2.44 2.52 2.97 2.84 1.79
% Portfolio Turnover Rate 44 42 50 43 40
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 12.88 10.81 11.55 13.32 9.13
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.30 .30 .34 .35 .20
$ Net Realized and Unrealized Gain (Loss) .58 2.04 (.70) (1.86) 4.19
$ Total from Investment Operations .88 2.34 (.36) (1.51) 4.39
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.27) (.27) (.38) (.26) (.20)
$ Total Distributions (.27) (.27) (.38) (.26) (.20)
$ Net Asset Value, End of Period 13.49 12.88 10.81 11.55 13.32
% Total Return 7.12 21.77 (3.28) (11.51) 48.63
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 842,085 691,474 514,565 540,826 532,442
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.16 1.17 1.17 1.17 1.17
% Expenses, Net
(Ƃ)
1.07 1.08 1.08 1.08 1.08
% Net Investment Income
(Ƃ)
2.34 2.44 2.87 2.74 1.66
% Portfolio Turnover Rate 44 42 50 43 40

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 269
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
yy
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 770,633
Administrative fees 48,111
Distribution fees 2,896
Shareholder servicing fees 247
Transfer agent fees 173,574
Trustees' fees 2,838
$ 998,299
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 44,610 $ 232,522 $ 251,308 $ (2) $ (1) $ 25,821 $ 1,178 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 894,929,029 $ 324,899,993 $ (28,492,254) $ 296,407,739
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 29,053,632 $ (103,539,592) $ 296,284,424 $ — $ 221,798,464
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 22,611,517 $ — $ — $ 20,005,692 $ — $ —

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed Real Assets Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 88.3%
Asset-Backed Securities - 3.1%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 656 508
CLI Funding LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 486 457
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 56 46
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 172 135
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 879
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 533
Driven Brands Funding LLC
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 258 243
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 70 65
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 972 758
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 390 362
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 125 118
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 48 44
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 165 143
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 186 154
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 487 394
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 305 243
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 91 86
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 365
Pagaya AI Debt Grantor Trust
Series 2025-1 Class B
5.628% due 07/15/32 (Þ) 300 301
SoFi Professional Loan Program LLC
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 560
Series 2019-C Class BFX
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.050% due 11/16/48 (Þ) 1,000 909
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 821
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 257
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 520
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 522 514
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 576 495
Sunnova Helios II Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 760 728
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 540 470
Sunnova Helios IV Issuer LLC
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 307 278
Sunnova Sol II Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 299 255
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 673 565
Sunrun Bacchus Issuer LLC
Series 2025-1A Class A2A
6.410% due 04/30/60 (Þ) 695 702
Sunrun Xanadu Issuer LLC
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 318 302
Wingstop Funding LLC
Series 2024-1A Class A2
5.858% due 12/05/54 (Þ) 900 927
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 718 675
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 444 455
15,318
Corporate Bonds and Notes - 30.3%
Consumer Discretionary - 8.3%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 129 121
Adient Global Holdings, Ltd.
7.500% due 02/15/33 (Þ) 697 721
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 (Þ) 135 115
American Airlines, Inc./ AAdvantage
Loyalty IP, Ltd.
5.750% due 04/20/29 (Þ) 186 187
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 290 291
Aptiv Swiss Holdings, Ltd.
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 264 269

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 182 182
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 198 194
Ashton Woods USA LLC / Ashton
Woods Finance Co.
6.875% due 08/01/33 (Þ) 217 218
Avianca Midco 2 PLC
9.625% due 02/14/30 (Þ) 112 111
Bath & Body Works, Inc.
6.950% due 03/01/33 140 145
6.750% due 07/01/36 78 81
7.600% due 07/15/37 80 83
Series WI
6.875% due 11/01/35 210 219
BCPE Flavor Debt Merger Sub LLC /
BCPE Flavor Issuer, Inc.
9.500% due 07/01/32 (Þ) 305 308
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 134 144
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 192 191
Brunswick Corp.
5.100% due 04/01/52 128 103
Caesars Entertainment, Inc.
7.000% due 02/15/30 (Þ) 151 155
6.000% due 10/15/32 (Þ) 10 10
Carnival Corp.
4.000% due 08/01/28 (Þ) 163 160
6.000% due 05/01/29 (Þ) 629 638
7.000% due 08/15/29 (Þ) 59 62
5.750% due 03/15/30 (Þ) 13 13
5.750% due 08/01/32 (Þ) 118 121
6.125% due 02/15/33 (Þ) 35 36
Carvana Co.
9.000% due 06/01/31 (Þ) 1,132 1,261
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 758 720
4.250% due 01/15/34 (Þ) 1,111 933
Series DMTN
5.000% due 02/01/28 (Þ) 29 29
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Series WI
3.750% due 02/15/28 132 130
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 05/15/28 (Þ) 211 216
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 387 406
CMG Media Corp.
8.875% due 06/18/29 (Þ) 687 604
Comcast Corp.
Series WI
2.887% due 11/01/51 64 39
CSC Holdings LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.750% due 01/31/29 (Þ) 811 639
4.625% due 12/01/30 (Þ) 243 87
Darden Restaurants, Inc.
3.850% due 05/01/27 124 123
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,386 1,385
10.000% due 02/15/31 (Þ) 137 137
Discovery Communications LLC
Series *
4.125% due 05/15/29 325 315
5.000% due 09/20/37 47 40
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 264 260
5.750% due 12/01/28 (Þ) 272 261
EchoStar Corp.
3.875% due 11/30/30 159 384
6.750% due 11/30/30 188 194
Series .
10.750% due 11/30/29 1,237 1,362
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 317 301
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 128
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 73
4.500% due 10/24/28 (Þ) 51 51
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 303 290
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 526 539
Fox Corp.
Series WI
4.709% due 01/25/29 179 181
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 546 485
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 119
Goodyear Tire & Rubber Co. (The)
5.250% due 04/30/31 117 108
5.625% due 04/30/33 60 54
Hasbro, Inc.
3.500% due 09/15/27 130 129
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 (Þ) 132 122
Hyatt Hotels Corp.
4.375% due 09/15/28 42 42
iHeart Communications, Inc.
4.750% due 01/15/28 (Þ) 375 341
Jacobs Entertainment, Inc.
6.750% due 02/15/29 (Þ) 514 498
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 679
JetBlue Airways Corp. / JetBlue
Loyalty, LP
9.875% due 09/20/31 (Þ) 162 159
Kohl's Corp.
5.125% due 05/01/31 510 398

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 07/17/45 132 86
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 382 381
LKQ Corp.
Series WI
5.750% due 06/15/28 115 119
Macy's Retail Holdings LLC
4.500% due 12/15/34 253 224
6.375% due 03/15/37 227 211
5.125% due 01/15/42 229 185
4.300% due 02/15/43 417 301
Marriott International, Inc.
5.550% due 10/15/28 162 168
Mattel, Inc.
3.750% due 04/01/29 (Þ) 223 216
McDonald's Corp.
Series MTN
5.700% due 02/01/39 66 70
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 119 116
MGM Resorts International
6.500% due 04/15/32 220 223
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 488 474
Murphy Oil USA, Inc.
4.750% due 09/15/29 179 177
Neptune Bidco US, Inc.
9.290% due 04/15/29 (Þ) 576 569
New Home Co., Inc. (The)
8.500% due 11/01/30 (Þ) 299 310
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 316 325
6.375% due 05/15/30 446 424
7.375% due 04/01/36 759 715
7.500% due 04/01/46 650 539
Nexstar Media Group, Inc.
4.750% due 11/01/28 (Þ) 111 109
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 (Þ) 34 34
6.950% due 09/15/26 (Þ) 1,518 1,539
Nordstrom, Inc.
4.375% due 04/01/30 395 375
5.000% due 01/15/44 721 546
Series WI
4.250% due 08/01/31 403 369
Paramount Global
4.200% due 06/01/29 99 97
Phinia , Inc.
6.625% due 10/15/32 (Þ) 459 473
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 391 406
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 1,045 943
4.625% due 04/06/31 (Þ) 101 86
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 158 156
Sabre GLBL, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.320% due 08/01/26 276 280
8.625% due 06/01/27 (Þ) 267 269
10.750% due 11/15/29 (Þ) 374 355
11.125% due 07/15/30 (Þ) 88 83
Sirius XM Radio, Inc.
3.875% due 09/01/31 (Þ) 188 171
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 311 315
Somnigroup International, Inc.
3.875% due 10/15/31 (Þ) 33 30
Staples, Inc.
10.750% due 09/01/29 (Þ) 438 427
12.750% due 01/15/30 (Þ) 255 197
Starbucks Corp.
3.750% due 12/01/47 74 57
Station Casinos LLC
4.625% due 12/01/31 (Þ) 110 103
Steelcase, Inc.
5.125% due 01/18/29 555 543
TEGNA, Inc.
4.625% due 03/15/28 199 197
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 991 1,151
Time Warner Cable LLC
6.750% due 06/15/39 69 71
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 59 59
Travel + Leisure Co.
6.000% due 04/01/27 494 500
Under Armour , Inc.
3.250% due 06/15/26 337 334
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 160 160
Univision Communications, Inc.
8.000% due 08/15/28 (Þ) 119 123
8.500% due 07/31/31 (Þ) 43 44
Versant Media Group, Inc.
7.250% due 01/30/31 (Þ) 85 87
VF Corp.
6.450% due 11/01/37 883 827
Viking Cruises, Ltd.
5.875% due 10/15/33 (Þ) 1,168 1,186
WarnerMedia Holdings, Inc.
5.141% due 03/15/52 248 189
Series *
4.054% due 03/15/29 655 636
5.050% due 03/15/42 91 73
Wayfair LLC
7.250% due 10/31/29 (Þ) 313 324
Whirlpool Corp.
4.700% due 05/14/32 227 208
5.500% due 03/01/33 554 523
5.750% due 03/01/34 121 115
4.500% due 06/01/46 295 223
4.600% due 05/15/50 632 471
White Cap Supply Holdings LLC
7.375% due 11/15/30 (Þ) 220 222

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 143 137
Yum! Brands, Inc.
3.625% due 03/15/31 226 212
6.875% due 11/15/37 207 231
5.350% due 11/01/43 269 264
41,463
Consumer Staples - 1.8%
ADT Corp. (The)
4.875% due 07/15/32 (Þ) 178 173
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
3.500% due 03/15/29 (Þ) 141 135
5.750% due 03/31/34 (Þ) 738 741
Allied Universal Holdco LLC
7.875% due 02/15/31 (Þ) 25 26
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 442 401
Altria Group, Inc.
6.200% due 11/01/28 142 150
5.800% due 02/14/39 69 71
Avery Dennison Corp.
4.875% due 12/06/28 117 119
Chobani Holdco II LLC
9.500% due 10/01/29 (Þ) 221 235
Church & Dwight Co., Inc.
3.950% due 08/01/47 158 127
Conagra Brands, Inc.
1.375% due 11/01/27 137 129
4.850% due 11/01/28 87 88
Constellation Brands, Inc.
3.600% due 02/15/28 109 108
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 185 190
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 54 57
Flowers Foods, Inc.
2.400% due 03/15/31 250 222
General Mills, Inc.
5.500% due 10/17/28 85 88
Herc Holdings, Inc.
7.000% due 06/15/30 (Þ) 204 214
7.250% due 06/15/33 (Þ) 224 236
Hertz Corp. (The)
12.625% due 07/15/29 (Þ) 168 166
HRB Winddown , Inc.
8.875% due 03/15/25 (Š)(Þ) 970 —
JM Smucker Co. (The)
6.500% due 11/15/43 67 73
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 220 221
Kraft Heinz Foods Co.
4.625% due 01/30/29 131 132
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kroger Co. (The)
3.950% due 01/15/50 143 111
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 193
Mondelez International, Inc.
2.625% due 09/04/50 114 69
NESCO Holdings II, Inc.
5.500% due 04/15/29 (Þ) 656 641
Performance Food Group, Inc.
6.125% due 09/15/32 (Þ) 148 152
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 327 271
Series USD
6.125% due 09/30/32 261 264
Post Holdings, Inc.
6.375% due 03/01/33 (Þ) 38 39
6.250% due 10/15/34 (Þ) 128 130
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 177 176
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
5.750% due 04/15/26 (Þ) 45 45
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 751
RRD Intermediate Holdings, Inc.
11.000% due 12/01/30 (Þ) 225 219
Safeway, Inc.
7.250% due 02/01/31 204 221
Sysco Corp.
3.150% due 12/14/51 105 70
Tyson Foods, Inc.
4.350% due 03/01/29 147 147
United Rentals NA, Inc.
3.875% due 11/15/27 270 267
6.000% due 12/15/29 (Þ) 154 158
3.875% due 02/15/31 178 169
Upbound Group, Inc.
6.375% due 02/15/29 (Þ) 305 295
US Foods, Inc.
4.750% due 02/15/29 (Þ) 213 211
Williams Scotsman, Inc.
4.625% due 08/15/28 (Þ) 188 186
8,887
Energy - 3.7%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 89 90
APA Corp.
Series .
5.100% due 09/01/40 140 123
4.750% due 04/15/43 118 92
5.350% due 07/01/49 210 174
Buckeye Partners, LP
3.950% due 12/01/26 413 410
4.125% due 12/01/27 817 807
5.850% due 11/15/43 96 90
5.600% due 10/15/44 58 54
Cameron LNG LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.902% due 07/15/31 (Þ) 146 134
CHC Group LLC
11.750% due 09/01/30 (Þ) 100 93
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 108 108
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 180 187
Civitas Resources, Inc.
8.750% due 07/01/31 (Þ) 603 620
9.625% due 06/15/33 (Þ) 241 258
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 122 121
4.375% due 03/15/29 91 91
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 751
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 725 717
DCP Midstream Operating, LP
5.125% due 05/15/29 114 117
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 114 112
El Paso Natural Gas Co. LLC
Series *
8.375% due 06/15/32 52 62
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 65
Energy Transfer, LP
6.850% due 02/15/40 113 123
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 42
EQT Corp.
3.900% due 10/01/27 223 221
Excelerate Energy, LP
8.000% due 05/15/30 (Þ) 112 118
Expand Energy Corp.
4.750% due 02/01/32 175 172
Genesis Energy, LP / Genesis Energy
Finance Corp.
7.875% due 05/15/32 188 194
Global Marine, Inc.
7.000% due 06/01/28 203 194
Global Partners, LP / GLP Finance
Corp.
7.125% due 07/01/33 (Þ) 70 71
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 115 113
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,221
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 176 167
7.250% due 02/15/35 (Þ) 313 301
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 451 437
Kodiak Gas Services LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/15/29 (Þ) 160 166
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 108 108
MPLX, LP
2.650% due 08/15/30 132 122
Series WI
4.250% due 12/01/27 98 98
Murphy Oil Corp.
5.875% due 12/01/42 534 452
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 307
8.375% due 02/15/32 (Þ) 379 387
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 120
Occidental Petroleum Corp.
6.375% due 09/01/28 88 92
6.450% due 09/15/36 119 126
Oceaneering International, Inc.
6.000% due 02/01/28 193 195
Series *
6.000% due 02/01/28 164 165
ONEOK, Inc.
5.650% due 11/01/28 123 127
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 528 523
4.800% due 05/15/30 (Þ) 273 267
6.875% due 04/15/40 (Þ) 467 481
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 147 146
SunCoke Energy, Inc.
4.875% due 06/30/29 (Þ) 308 288
Sunoco, LP
5.625% due 03/15/31 (Þ) 171 171
5.875% due 03/15/34 (Þ) 796 796
Tallgrass Energy Partners, LP /
Tallgrass Energy Finance Corp.
7.375% due 02/15/29 (Þ) 207 213
Targa Resources Corp.
6.150% due 03/01/29 139 146
TC PipeLines , LP
3.900% due 05/25/27 105 104
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 73
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 535 535
Transocean International, Ltd.
7.500% due 04/15/31 141 135
6.800% due 03/15/38 495 433
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 224
4.125% due 08/15/31 (Þ) 416 385
3.875% due 11/01/33 (Þ) 470 415
Venture Global LNG, Inc.
9.875% due 02/01/32 (Þ) 378 404
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36(Þ) 357 378
7.500% due 05/01/33 (Þ) 131 144
WBI Operating LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/15/30 (Þ) 326 325
6.500% due 10/15/33 (Þ) 326 326
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 202 206
Western Midstream Operating, LP
4.500% due 03/01/28 104 104
6.350% due 01/15/29 114 120
Williams Cos., Inc. (The)
4.900% due 03/15/29 106 108
18,565
Financial Services - 4.4%
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 142 143
Aircastle , Ltd.
6.500% due 07/18/28 (Þ) 131 137
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 108 114
6.646% due 01/17/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê) 77 77
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 176 169
Ares Capital Corp.
2.875% due 06/15/28 77 73
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 684 744
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 150 128
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 180 176
Block Financial LLC
2.500% due 07/15/28 111 105
Blue Owl Capital Corp.
2.625% due 01/15/27 103 100
Brandywine Operating Partnership, LP
3.950% due 11/15/27 78 77
8.300% due 03/15/28 261 279
4.550% due 10/01/29 224 215
Brighthouse Financial, Inc.
3.850% due 12/22/51 155 101
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 203 220
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CNO Financial Group, Inc.
5.250% due 05/30/29 114 116
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 402 383
3.625% due 10/01/31 (Þ) 120 107
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 200 182
Corebridge Financial, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 126 129
CoreLogic , Inc.
4.500% due 05/01/28 (Þ) 181 175
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 136 133
Diversified Healthcare Trust
4.750% due 02/15/28 457 436
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 860
Enova International, Inc.
11.250% due 12/15/28 (Þ) 272 289
EPR Properties Co.
4.950% due 04/15/28 109 110
Equifax, Inc.
5.100% due 06/01/28 113 115
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
Fifth Third Bancorp
8.250% due 03/01/38 83 102
First Citizens Bank & Trust Co.
6.125% due 03/09/28 101 105
FS KKR Capital Corp.
3.250% due 07/15/27 59 57
3.125% due 10/12/28 148 136
Genworth Holdings, Inc.
6.500% due 06/15/34 323 333
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 175 172
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 999 969
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 93 96
4.000% due 01/15/31 99 95
Golub Capital BDC, Inc.
7.050% due 12/05/28 142 149
Hat Holdings I LLC
8.000% due 06/15/27 (Þ) 37 38
Hercules Capital, Inc.
3.375% due 01/20/27 132 129
Highwoods Realty, LP
4.200% due 04/15/29 122 120
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 192 192
Hudson Pacific Properties, LP
5.950% due 02/15/28 271 265
4.650% due 04/01/29 451 416
3.250% due 01/15/30 129 110
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
10.000% due 11/15/29 (Þ) 145 146
Series WI
6.250% due 05/15/26 134 134
5.250% due 05/15/27 450 442

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 02/01/29 334 287
9.000% due 06/15/30 226 217
ION Platform Finance US, Inc.
7.875% due 09/30/32 (Þ) 200 195
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 4 4
4.500% due 02/15/31 (Þ) 171 164
Jane Street Group / JSG Finance, Inc.
6.750% due 05/01/33 (Þ) 26 27
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 762
9.500% due 02/15/29 (Þ) 351 370
8.250% due 05/15/30 (Þ) 421 436
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 174
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 131 151
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 192 188
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 76 82
Mercury General Corp.
4.400% due 03/15/27 123 123
MGIC Investment Corp.
5.250% due 08/15/28 151 151
Millrose Properties, Inc.
6.250% due 09/15/32 (Þ) 338 340
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 59
Navient Corp.
7.875% due 06/15/32 34 35
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 130
Piedmont Operating Partnership, LP
9.250% due 07/20/28 187 207
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 203
5.000% due 10/01/29 (Þ) 991 902
8.875% due 01/31/30 (Þ) 414 421
Prospect Capital Corp.
3.437% due 10/15/28 552 497
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 135 136
Rocket Cos., Inc.
6.125% due 08/01/30 (Þ) 346 357
6.375% due 08/01/33 (Þ) 346 361
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 180 169
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 123
Service Properties Trust
4.950% due 02/15/27 142 142
3.950% due 01/15/28 274 254
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 06/15/29 232 231
4.950% due 10/01/29 495 428
4.375% due 02/15/30 452 380
8.875% due 06/15/32 233 230
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 82 84
Synchrony Financial
5.150% due 03/19/29 101 102
Synovus Financial Corp.
5.625% due 02/15/28 157 160
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 962 900
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 264
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 01/15/28 (Þ) 126 126
Vornado Realty, LP
2.150% due 06/01/26 287 283
3.400% due 06/01/31 331 298
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 119 114
Webster Financial Corp.
4.100% due 03/25/29 123 121
Wells Fargo & Co.
Series *
5.950% due 12/01/86 108 113
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 5 5
Wilton RE, Ltd.
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.266%)(Ê)(ƒ)(Þ) 132 131
Zions Bancorp NA
3.250% due 10/29/29 91 85
21,892
Health Care - 3.7%
1261229 BC, Ltd.
10.000% due 04/15/32 (Þ) 827 865
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 193 183
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 86 86
Avantor , Inc.
4.625% due 07/15/28 (Þ) 199 196
Bausch Health Americas, Inc.
8.500% due 01/31/27 (Þ) 165 164
Bausch Health Cos., Inc.
4.875% due 06/01/28 (Þ) 488 446
11.000% due 09/30/28 (Þ) 453 477
6.250% due 02/15/29 (Þ) 554 451
5.250% due 01/30/30 (Þ) 340 245
14.000% due 10/15/30 (Þ) 102 103

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BellRing Brands, Inc.
7.000% due 03/15/30 (Þ) 279 288
Centene Corp.
Series WI
4.250% due 12/15/27 125 123
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 455
6.875% due 04/15/29 (Þ) 175 159
6.125% due 04/01/30 (Þ) 180 151
5.250% due 05/15/30 (Þ) 330 309
4.750% due 02/15/31 (Þ) 329 294
CVS Health Corp.
5.125% due 07/20/45 75 68
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 112 117
DaVita, Inc.
4.625% due 06/01/30 (Þ) 177 171
Edwards Lifesciences Corp.
4.300% due 06/15/28 123 123
Embecta Corp.
5.000% due 02/15/30 (Þ) 170 161
6.750% due 02/15/30 (Þ) 181 179
Fortrea Holdings, Inc.
7.500% due 07/01/30 (Þ) 347 333
Global Medical Response, Inc.
7.375% due 10/01/32 (Þ) 215 225
HCA, Inc.
5.625% due 09/01/28 78 80
4.125% due 06/15/29 140 139
Herbalife, Ltd.
4.250% due 06/15/28 572 542
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 670 728
4.875% due 06/01/29 (Þ) 989 872
Humana, Inc.
8.150% due 06/15/38 57 69
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 633 684
11.000% due 10/15/30 (Þ) 712 785
8.375% due 02/15/32 (Þ) 53 57
10.000% due 06/01/32 (Þ) 820 872
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 134 130
5.250% due 10/01/29 (Þ) 40 40
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 160
3.875% due 11/15/30 (Þ) 203 188
6.250% due 01/15/33 (Þ) 856 861
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 130
Paradigm Parent LLC and Paradigm
Parent CO-Issuer, Inc.
8.750% due 04/17/32 (Þ) 315 299
Prime Healthcare Services, Inc.
9.375% due 09/01/29 (Þ) 175 184
Radiology Partners, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.781% due 02/15/30 (Þ) 1,444 1,414
8.500% due 07/15/32 (Þ) 761 792
Team Health Holdings, Inc.
8.375% due 06/30/28 (Þ) 237 240
13.500% due 06/30/28 (Þ) 1,074 1,158
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 153
Tenet Healthcare Corp.
6.125% due 06/15/30 277 282
6.875% due 11/15/31 286 311
Toledo Hospital (The)
4.982% due 11/15/45 291 248
6.015% due 11/15/48 326 316
Series B
5.325% due 11/15/28 185 189
18,295
Materials and Processing - 2.3%
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 178
Ashland, Inc.
3.375% due 09/01/31 (Þ) 60 53
Axalta Coating Systems LLC
4.750% due 06/15/27 (Þ) 160 159
Ball Corp.
2.875% due 08/15/30 250 229
Berry Global, Inc.
Series WI
1.650% due 01/15/27 131 127
Builders FirstSource , Inc.
5.000% due 03/01/30 (Þ) 170 168
Celanese US Holdings LLC
7.050% due 11/15/30 536 544
6.879% due 07/15/32 137 138
7.200% due 11/15/33 944 967
Cleveland-Cliffs, Inc.
6.875% due 11/01/29 (Þ) 100 103
7.000% due 03/15/32 (Þ) 26 27
6.250% due 10/01/40 52 44
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 (Þ) 698 700
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 481 494
Dow Chemical Co. (The)
6.900% due 05/15/53 111 118
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 204 197
H.B. Fuller Co.
4.000% due 02/15/27 480 473
Huntsman International LLC
4.500% due 05/01/29 494 457
5.700% due 10/15/34 342 299
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 137 131
4.450% due 09/26/28 76 76
Inversion Escrow Issuer LLC
6.750% due 08/01/32 (Þ) 363 354
James Hardie International Finance
Designated Activity Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/15/28 (Þ) 95 94
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 173 176
6.125% due 07/31/32 (Þ) 185 190
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 117 112
Mauser Packaging Solutions Holding
Co.
7.875% due 04/15/27 (Þ) 507 509
9.250% due 04/15/27 (Þ) 807 797
Novelis Corp.
6.375% due 08/15/33 (Þ) 109 111
RPM International, Inc.
3.750% due 03/15/27 58 58
4.550% due 03/01/29 142 143
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 761 828
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 155
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 179 173
Trident TPI Holdings, Inc.
12.750% due 12/31/28 (Þ) 580 619
United States Steel Corp.
6.650% due 06/01/37 575 600
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 322 172
Wilsonart LLC
11.000% due 08/15/32 (Þ) 545 515
11,288
Producer Durables - 2.2%
Avnet, Inc.
6.250% due 03/15/28 95 99
3.000% due 05/15/31 500 453
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 283 292
6.250% due 03/15/33 (Þ) 197 204
Boeing Co. (The)
Series WI
6.528% due 05/01/34 399 442
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 160
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 694
Enviri Corp.
5.750% due 07/31/27 (Þ) 641 635
Fluor Corp.
4.250% due 09/15/28 583 578
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 175 171
4.750% due 06/15/29 (Þ) 188 186
6.750% due 01/15/31 (Þ) 209 218
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 822
Goat Holdco LLC
6.750% due 02/01/32 (Þ) 615 631
Huntington Ingalls Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.483% due 12/01/27 125 123
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 175 184
Kirby Corp.
4.200% due 03/01/28 71 71
Lennox International, Inc.
5.500% due 09/15/28 111 115
Masco Corp.
1.500% due 02/15/28 132 124
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 638 634
Nordson Corp.
5.600% due 09/15/28 156 162
Quikrete Holdings, Inc.
6.750% due 03/01/33 (Þ) 46 48
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 641
Regal Rexnord Corp.
Series WI
6.400% due 04/15/33 1,420 1,521
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 169 165
RTX Corp.
6.700% due 08/01/28 178 190
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 451 476
Trimble, Inc.
4.900% due 06/15/28 112 114
UNITI Group, Inc.
7.500% due 12/01/27 216 232
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 88 89
XPO CNW, Inc.
6.700% due 05/01/34 222 237
Xylem, Inc.
4.375% due 11/01/46 151 129
10,840
Technology - 1.4%
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 173 182
ANGI Group LLC
3.875% due 08/15/28 (Þ) 307 284
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 157 154
4.000% due 07/01/29 (Þ) 225 220
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 91 88
Cloud Software Group Holdings, Inc.
9.000% due 09/30/29 (Þ) 51 53
Cloud Software Group, Inc.
6.500% due 03/31/29 (Þ) 504 508
8.250% due 06/30/32 (Þ) 312 328
Crane NXT Co.
6.550% due 11/15/36 68 73
4.200% due 03/15/48 171 122
Entegris , Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 04/15/29 (Þ) 1,125 1,117
Fiserv, Inc.
5.375% due 08/21/28 114 116
Gartner, Inc.
4.500% due 07/01/28 (Þ) 150 149
3.625% due 06/15/29 (Þ) 154 148
GrubHub Holdings, Inc.
13.000% due 07/31/30 (Þ) 75 63
McGraw-Hill Education, Inc.
5.750% due 08/01/28 (Þ) 474 473
Motorola Solutions, Inc.
4.600% due 05/23/29 103 104
NCR Atleos Corp.
9.500% due 04/01/29 (Þ) 164 177
News Corp.
3.875% due 05/15/29 (Þ) 184 178
Oracle Corp.
2.300% due 03/25/28 155 148
3.650% due 03/25/41 90 70
Parsons Corp.
2.625% due 03/01/29 302 344
Playtika Holding Corp.
4.250% due 03/15/29 (Þ) 70 63
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 154
Seagate Data Storage Technology Pte ,
Ltd.
4.091% due 06/01/29 (Þ) 146 142
5.750% due 12/01/34 (Þ) 192 197
Sinclair Television Group, Inc.
4.375% due 12/31/32 (Þ) 232 170
8.125% due 02/15/33 (Þ) 375 383
Twilio , Inc.
3.875% due 03/15/31 180 170
UKG, Inc.
6.875% due 02/01/31 (Þ) 166 171
Western Digital Corp.
4.750% due 02/15/26 77 77
2.850% due 02/01/29 126 119
Xerox Holdings Corp.
5.500% due 08/15/28 (Þ) 561 269
7,014
Utilities - 2.5%
AES Corp. (The)
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 99 96
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 152 159
Alpha Generation LLC
6.750% due 10/15/32 (Þ) 696 715
AmeriGas Partners, LP / AmeriGas
Finance Corp.
9.375% due 06/01/28 (Þ) 180 187
Appalachian Power Co.
Series Z
3.700% due 05/01/50 87 64
Avangrid , Inc.
3.800% due 06/01/29 149 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 82
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 103 101
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 91 82
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 128 126
CommScope LLC
4.750% due 09/01/29 (Þ) 155 155
9.500% due 12/15/31 (Þ) 327 333
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 311 310
Connect Holding II LLC
10.500% due 04/03/31 (Þ) 306 299
Duke Energy Carolinas LLC
5.300% due 02/15/40 54 55
Duke Energy Corp.
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 97 94
Edison International
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 129 133
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 243 250
Evergy Missouri West, Inc.
5.150% due 12/15/27 (Þ) 80 81
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 144 141
Frontier Florida LLC
Series E
6.860% due 02/01/28 229 238
Idaho Power Co.
Series MTN
5.800% due 04/01/54 96 99
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 127 129
Level 3 Financing, Inc.
3.625% due 01/15/29 (Þ) 143 129
7.000% due 03/31/34 (Þ) 680 698
Lightning Power LLC
7.250% due 08/15/32 (Þ) 962 1,020
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 246 244
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 56 57
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 116 114
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 127

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/01/33 (Þ) 24 24
6.250% due 11/01/34 (Þ) 111 114
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 33
4.200% due 03/01/29 81 80
Series WI
3.300% due 12/01/27 99 97
PacifiCorp
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 75 79
PG&E Corp.
5.250% due 07/01/30 292 289
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.883%)(Ê) 73 75
Pike Corp.
5.500% due 09/01/28 (Þ) 991 987
Public Service Electric and Gas Co.
5.450% due 08/01/53 133 133
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 108 113
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 135
South Jersey Industries, Inc.
5.020% due 04/15/31 31 27
Southern California Edison Co.
5.300% due 03/01/28 101 103
Series B
3.650% due 03/01/28 106 104
Sprint Capital Corp.
6.875% due 11/15/28 123 132
8.750% due 03/15/32 184 224
Sprint LLC
7.625% due 03/01/26 269 269
System Energy Resources, Inc.
6.000% due 04/15/28 57 59
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 842
6.250% due 02/01/34 (Þ) 353 362
6.500% due 02/01/36 (Þ) 235 243
T-Mobile USA, Inc.
3.375% due 04/15/29 100 97
Series WI
2.250% due 11/15/31 136 120
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 224 222
Windstream Services LLC
7.500% due 10/15/33 (Þ) 477 476
Windstream Services LLC /
Windstream Escrow Finance Corp.
8.250% due 10/01/31 (Þ) 65 66
Xcel Energy, Inc.
1.750% due 03/15/27 92 89
XPLR Infrastructure Operating
Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 01/15/31 (Þ) 232 243
Zayo Group Holdings, Inc.
6.250% due 03/09/30 (Þ) 275 261
9.000% due 09/09/30 (Þ) 134 123
12,686
150,930
International Debt - 31.4%
1011778 BC ULC / New Red Finance,
Inc.
5.625% due 09/15/29 (Þ) 347 353
4.000% due 10/15/30 (Þ) 206 195
AB BSL CLO, Ltd.
Series 2024-5A Class C
5.984% due 01/20/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 350 351
Series 2025-3A Class C2R
5.884% due 04/20/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 600 593
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/47 (Þ) 200 188
Abu Dhabi Developmental Holding
Co. PJSC
4.500% due 05/06/30 (Þ) 352 356
Abu Dhabi Government International
Bond
4.250% due 10/02/35 (Þ) 1,294 1,291
3.125% due 09/30/49 (Þ) 1,077 798
Acrec LLC
Series 2025-FL3 Class A
5.341% due 08/18/42 (CME Term
SOFR 1 Month + 1.310%)(Ê)(Þ) 500 500
Adani Ports & Special Economic Zone,
Ltd.
4.375% due 07/03/29 (Þ) 155 151
Aegea Finance SARL
7.625% due 01/20/36 (Þ) 384 375
Aeropuerto Internacional De Tocumen
SA
4.000% due 08/11/41 (Þ) 686 572
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 80 75
African Export-Import Bank (The)
3.798% due 05/17/31 (Þ) 443 399
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 220 217
Ahlstrom Holding 3 Oy
4.875% due 02/04/28 (Þ) 300 292
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 172 169
AltaGas , Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 44 45
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 278
Altice France SA
6.500% due 03/15/32 (Þ) 400 383

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
America Movil SAB de CV
3.625% due 04/22/29 123 120
AngloGold Ashanti PLC
3.375% due 11/01/28 102 99
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 801 782
8.750% due 04/14/32 (Þ) 200 187
AREIT, Ltd.
Series 2025-CRE10 Class C
6.129% due 01/17/30 (CME Term
SOFR 1 Month + 2.092%)(Ê)(Þ) 750 745
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 588 481
Series *
4.125% due 07/09/35 (~)(Ê) 2,285 1,602
ATS Corp.
4.125% due 12/15/28 (Þ) 173 167
Avation Capital SA
8.250% due 10/31/26 (Þ) — —
Bahrain Government International
Bond
7.000% due 10/12/28 (Þ) 443 464
6.750% due 09/20/29 (Þ) 413 432
6.625% due 10/06/37 (Þ) 651 659
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
5.760% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 451
Series 2025-1A Class CR
5.734% due 10/18/38 (CME Term
SOFR 3 Month + 1.850%)(Ê)(Þ) 1,100 1,102
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 125
Banco de Credito del Peru SA
5.650% due 01/15/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê)(Þ) 189 190
Banco do Estado do Rio Grande do
Sul SA
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 491
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 124
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 704 621
Bangkok Bank PCL
5.300% due 09/21/28 (Þ) 206 211
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 599
Bank of Montreal
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 224 220
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 57
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 64
Bapco Energies BSC Closed
7.500% due 10/25/27 (Þ) 340 355
Bapco Energies Sukuk , Ltd.
5.250% due 04/08/29 (Þ) 247 247
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 82 87
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 194 205
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 27 28
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 87 91
Benin Government International Bond
8.375% due 01/23/41 (Þ) 200 213
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 171 179
Birch Grove CLO, Ltd.
Series 2024-9A Class C
5.857% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 251
Series 2025-3A Class CR
5.684% due 01/19/38 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 300 300
BlueMountain CLO, Ltd.
Series 2025-34A Class CR
5.784% due 04/20/35 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 850 850
BNP Paribas SA
1.904% due 09/30/28 (SOFR +
1.609%)(Ê)(Þ) 137 131
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 94 88
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 200 163
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 242 269
Brant Point CLO, Ltd.
Series 2025-7A Class C
6.329% due 07/25/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 650 652
Brazilian Government International
Bond
7.250% due 01/12/56 1,090 1,104
C&W Senior Finance, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.000% due 01/15/33 (Þ) 419 426
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 72
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 66
Capstone Copper Corp.
6.750% due 03/31/33 (Þ) 13 13
Carnival PLC
1.000% due 10/28/29 EUR 350 372
CBB International Sukuk Programme ,
Co.
3.950% due 09/16/27 (Þ) 510 499
6.250% due 07/07/33 (Þ) 200 209
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 190 178
Cedar Funding CLO, Ltd.
Series 2016-5A Class CR
6.243% due 07/17/31 (CME Term
SOFR 3 Month + 2.362%)(Ê)(Þ) 250 250
Celanese US Holdings LLC
2.125% due 03/01/27 EUR 270 307
0.625% due 09/10/28 EUR 300 315
5.587% due 01/19/29 EUR 400 483
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 58
Series WI
3.875% due 11/02/27 58 58
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 68 69
5.200% due 09/17/30 (Þ) 144 146
Cencosud SA
4.375% due 07/17/27 (Þ) 123 123
Cenovus Energy, Inc.
2.650% due 01/15/32 150 133
Centrais Eletricas Brasileiras SA
6.500% due 01/11/35 (Þ) 259 268
CEZ AS
5.625% due 04/03/42 (Þ) 383 355
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 200 201
Chile Government International Bond
2.550% due 07/27/33 937 813
China Government International Bond
1.250% due 10/26/26 (Þ) 1,341 1,312
CI Financial Corp.
3.200% due 12/17/30 89 80
CIFC Funding, Ltd.
Series 2014-4RA Class BRR
5.682% due 01/17/35 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 500 498
Cimpress PLC
7.375% due 09/15/32 (Þ) 317 322
Colombia Government International
Bond
8.500% due 04/25/35 2,098 2,364
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 636 674
Comision Federal de Electricidad
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series EMTN
5.000% due 07/30/49 (Þ) 288 248
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 166 176
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 179 171
5.625% due 10/15/28 (Þ) 826 562
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 615 406
6.780% due 01/13/55 (Þ) 1,382 1,511
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 805 842
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 145 149
Crown European Holdings SA
5.000% due 05/15/28 (Þ) EUR 250 303
DAE Sukuk Difc , Ltd.
4.500% due 10/16/30 (Þ) 695 690
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 342 342
Deutsche Telekom International
Finance BV
4.375% due 06/21/28 (Þ) 62 62
Development Bank of the Republic of
Belarus JSC
6.750% due 05/02/24 (~)(Æ)(Ê)
(Ø)(Þ) 942 483
Digicel International Finance, Ltd. /
Difl US LLC
8.625% due 08/01/32 (Þ) 398 396
Dominican Republic International
Bond
5.875% due 10/28/35 (Þ) 1,503 1,501
6.950% due 03/15/37 (Þ) 986 1,055
6.400% due 06/05/49 (Þ) 202 203
7.150% due 02/24/55 (Þ) 175 190
Dryden Senior Loan Fund
Series 2017-30A Class DR
7.073% due 11/15/28 (CME Term
SOFR 3 Month + 2.862%)(Ê)(Þ) 500 500
Ecopetrol SA
8.875% due 01/13/33 74 80
8.375% due 01/19/36 249 258
7.375% due 09/18/43 201 186
5.875% due 05/28/45 95 73
5.875% due 11/02/51 120 88
Ecuador Government International
Bond
5.369% due 07/31/30 (Þ)(ž) 89 69
6.900% due 07/31/30 (~)(Ê)(Þ) 558 508
6.900% due 07/31/35 (~)(Ê)(Þ) 985 754
EDO Sukuk , Ltd.
5.662% due 07/03/31 (Þ) 554 583
Egypt Government International Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 02/04/30 (Þ) 670 717
8.500% due 01/31/47 (Þ) 1,511 1,391
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 534 590
Elevation CLO, Ltd.
Series 2025-14A Class C2R
6.034% due 01/20/38 (CME Term
SOFR 3 Month + 2.150%)(Ê)(Þ) 300 299
Empresa de Transporte de Pasajeros
Metro SA
5.000% due 01/25/47 (Þ) 568 533
Empresa Nacional del Petroleo
4.500% due 09/14/47 (Þ) 338 283
EMRLD Borrower, LP / Emerald Co-
Issuer, Inc.
6.375% due 12/15/30 (Þ) EUR 400 482
Enbridge, Inc.
6.000% due 11/15/28 97 102
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 112
Enel Finance International NV
2.125% due 07/12/28 (Þ) 140 132
Energizer Gamma Acquisition BV
3.500% due 06/30/29 (Þ) EUR 575 649
Eni USA, Inc.
7.300% due 11/15/27 97 103
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 (Þ) 416 446
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 200 191
2.250% due 01/13/31 (Þ) 500 448
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 158 160
Fibercop SpA
7.721% due 06/04/38 (Þ) 191 194
Series 2033
6.375% due 11/15/33 (Þ) 200 199
Series 2034
6.000% due 09/30/34 (Þ) 200 190
First Quantum Minerals, Ltd.
8.000% due 03/01/33 (Þ) 490 521
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 719 729
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 139 135
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 (Þ) 89 79
Gabon Government International Bond
7.000% due 11/24/31 (Þ) 200 155
Galaxy CLO, Ltd.
Series 2023-31A Class CR
5.905% due 07/15/38 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 550 551
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/37 (Æ)(Þ) 1,000 723
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 451 423
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 947
5.875% due 03/15/30 (Þ) 125 127
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 7 14 694
goeasy , Ltd.
4.375% due 05/01/26 (Þ) 187 184
9.250% due 12/01/28 (Þ) 279 289
Greenland Global Investment, Ltd.
5.875% due 07/03/30 (~)(Ê)(Þ) 523 49
Series EMTN
6.125% due 04/22/29 (Þ) 876 162
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 44
Guatemala Government International
Bond
4.875% due 02/13/28 (Þ) 389 390
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 1,288 1,339
HSBC Holdings PLC
4.583% due 06/19/29 (CME Term
SOFR 3 Month + 1.796%)(Ê) 127 128
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 334 348
5.375% due 09/26/30 (Þ) 1,199 1,234
6.750% due 09/23/55 (Þ) 646 701
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 114 113
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 97 100
Indonesia Government International
Bond
4.550% due 01/11/28 293 295
3.550% due 03/31/32 200 190
4.300% due 03/31/52 200 169
5.650% due 01/11/53 720 743
INEOS Finance PLC
7.500% due 04/15/29 (Þ) 90 83
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 162 159
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 94
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 561 554
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 130 129
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 218 229
8.250% due 01/30/37 (Þ) 350 372
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 75
Jordan Government International Bond

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/13/29 (Þ) 436 462
JSCB Agrobank
9.250% due 10/02/29 (Þ) 463 504
Kazakhstan Government International
Bond
4.412% due 10/28/30 (Þ) 238 236
5.000% due 07/01/32 (Þ) 576 585
5.500% due 07/01/37 (Þ) 200 204
KazMunayGas National Co. JSC
5.750% due 04/19/47 (Þ) 726 688
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 299 304
Kioxia Holdings Corp.
6.250% due 07/24/30 (Þ) 261 270
6.625% due 07/24/33 (Þ) 320 334
Kondor Finance PLC
7.625% due 11/08/28 (Þ) 818 641
KSA Ijarah Sukuk , Ltd.
4.875% due 09/09/35 (Þ) 1,134 1,148
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 2,709 2,720
LCM 28, Ltd.
Series 2018-28A Class C
6.296% due 10/20/30 (CME Term
SOFR 3 Month + 2.412%)(Ê)(Þ) 500 500
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 336 210
Lebanon Government International
Bond
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,227 280
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 213 48
7.000% due 03/20/28 (Æ)(Ø)(Þ) 38 9
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 141 146
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 81
Madison Park Funding, Ltd.
Series 2024-31A Class CR
6.110% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 251
Market Street CLO Ltd.
Series 2025-2A Class C
1.000% due 03/20/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 1,400 1,402
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 122
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 602
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 254 260
MDGH GMTN RSC, Ltd.
Series EMTN
3.400% due 06/07/51 (Þ) 309 227
Melco Resorts Finance, Ltd.
7.625% due 04/17/32 (Þ) 92 97
Methanex Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 12/15/29 757 753
5.650% due 12/01/44 36 31
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 225 198
Mexico Government International
Bond
6.875% due 05/13/37 411 445
7.375% due 05/13/55 722 810
MF1, Ltd.
Series 2021-FL6 Class D
6.696% due 07/16/36 (CME Term
SOFR 1 Month + 2.664%)(Ê)(Þ) 500 500
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 124
Mongolia Government International
Bond
6.625% due 02/25/30 (Þ) 200 205
Montego Bay Airport Revenue Finance,
Ltd.
6.600% due 06/15/35 (Þ) 200 198
MVM Energetika Zrt .
7.500% due 06/09/28 (Þ) 435 462
Nakilat , Inc.
6.067% due 12/31/33 (Þ) 74 78
Neuberger Berman Loan Advisers
CLO, Ltd.
Series 2018-27A Class CR
6.005% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 552
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 1,004 1,093
10.375% due 12/09/34 (Þ) 352 395
Nissan Motor Co., Ltd.
4.810% due 09/17/30 (Þ) 69 65
Nokia Oyj
4.375% due 06/12/27 123 123
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 163 163
Northriver Midstream Finance, LP
6.750% due 07/15/32 (Þ) 779 793
Oaktree CLO, Ltd.
Series 2024-3A Class CR
6.005% due 10/15/37 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 250 251
OCP CLO, Ltd.
Series 2024-24A Class CR
5.834% due 10/20/37 (CME Term
SOFR 3 Month + 1.950%)(Ê)(Þ) 500 501
OCP SA
6.875% due 04/25/44 (Þ) 582 612
7.500% due 05/02/54 (Þ) 5 9 5 665
Olympus Water US Holding Corp.
3.875% due 10/01/28 (Þ) EUR 200 229
5.375% due 10/01/29 (Þ) EUR 170 185
Oman Government International Bond
6.750% due 10/28/27 (Þ) 200 209
Oman Sovereign Sukuk Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.525% due 04/17/33 (Þ) 858 858
OmGrid Funding, Ltd.
5.196% due 05/16/27 (Þ) 277 279
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 630 638
Ontario Gaming GTA, LP
8.000% due 08/01/30 (Þ) 898 886
Open Text Corp.
6.900% due 12/01/27 (Þ) 107 111
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 195 186
OQ SAOC
5.125% due 05/06/28 (Þ) 893 901
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 568 576
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 765 724
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
6.394% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,256
Panama Government International
Bond
3.875% due 03/17/28 288 284
2.252% due 09/29/32 1,434 1,183
8.000% due 03/01/38 619 722
Paraguay Government International
Bond
4.950% due 04/28/31 (Þ) 400 405
5.850% due 08/21/33 (Þ) 200 211
Perrigo Finance Unlimited Co.
Series EUR
5.375% due 09/30/32 EUR 100 120
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 537 549
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 1, 41 2 1,426
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
6.250% due 01/25/49 (Þ) 245 256
Peruvian Government International
Bond
5.375% due 02/08/35 41 42
5.500% due 03/30/36 1,013 1,041
6.200% due 06/30/55 335 353
Petrobras Global Finance BV
6.250% due 01/10/36 752 743
6.850% due 06/05/15 556 537
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 320 71
5.375% due 04/12/27 (Æ)(Ø)(Þ) 1,180 265
Petroleos del Peru SA
4.750% due 06/19/32 (Þ) 261 223
5.625% due 06/19/47 (Þ) 1,532 1,104
Petroleos Mexicanos
6.375% due 01/23/45 489 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 12/31/99 (Þ) 597 455
Series WI
6.750% due 09/21/47 3,475 2,865
7.690% due 01/23/50 480 435
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 717 740
2.480% due 01/28/32 (Þ) 912 820
5.848% due 04/03/55 (Þ) 580 618
3.404% due 04/28/61 (Þ) 884 616
Philippine Government International
Bond
5.170% due 10/13/27 1,175 1,199
1.950% due 01/06/32 1,205 1,049
Philippines Government International
Bond
2.650% due 12/10/45 280 189
Phoenix Aviation Capital, Ltd.
9.250% due 07/15/30 (Þ) 85 90
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 258 261
PRA Group Europe Holding II SARL
6.250% due 09/30/32 (Þ) EUR 250 279
PRIO Luxembourg Holding SARL
6.750% due 10/15/30 (Þ) 726 714
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Æ)(Ø)(Þ) 1,577 5
Series EMTN
10.250% due 01/23/18 (Æ)(Ø) 1,240 20
Prosus NV
3.680% due 01/21/30 (Þ) 142 136
PTTEP Treasury Center Co., Ltd.
6.350% due 06/12/42 (Þ) 370 405
Qatar Petroleum
2.250% due 07/12/31 (Þ) 690 623
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 123
Republic of Azerbaijan Government
International Bond
3.500% due 09/01/32 (Þ) 200 187
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 816 875
Republic of Poland Government
International Bond
Series 10Y
5.375% due 02/12/35 962 1,006
Series 30Y
5.500% due 03/18/54 566 556
Series 5Y
4.875% due 02/12/30 782 805
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 771 829
7.950% due 11/19/54 (Þ) 400 427
Series 12Y
4.300% due 10/12/28 492 488
Series 30Y
5.750% due 09/30/49 633 534

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Uzbekistan Government
International Bond
3.900% due 10/19/31 (Þ) 461 428
6.947% due 05/25/32 (Þ) 200 217
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 702 699
Series NC5
7.000% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê) 96 101
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 466 477
3.000% due 02/14/31 (Þ) 760 681
7.500% due 02/10/37 (Þ) 998 1,093
4.000% due 02/14/51 (Þ) 186 128
7.625% due 01/17/53 (Þ) 206 229
Russian Agricultural Bank OJSC Via
RSHB Capital SA
8.500% due 10/16/23 (~)(Æ)(Ê)(Þ) 6 75 163
SA Global Sukuk , Ltd.
2.694% due 06/17/31 (Þ) 327 297
4.625% due 09/17/35 (Þ) 308 302
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 446 295
SABIC Capital II BV
4.500% due 10/10/28 (Þ) 149 150
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 96
5.625% due 09/15/45 (Þ) 34 31
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 619 565
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/44 (Þ) 501 516
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 5 6 8 579
5.000% due 01/18/53 (Þ) 1,798 1,650
Seaspan Corp.
5.500% due 08/01/29 (Þ) 980 941
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 262 187
Serbia International Bond
2.125% due 12/01/30 (Þ) 222 195
6.000% due 06/12/34 (Þ) 232 244
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc.
5.500% due 05/15/33 (Þ) EUR 100 119
SK Hynix, Inc.
6.375% due 01/17/28 (Þ) 109 114
Societe Generale SA
5.519% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 211 214
Sri Lanka Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 06/15/35 (~)(Ê)(Þ) 398 308
3.600% due 05/15/36 (~)(Ê)(Þ) 77 70
3.600% due 02/15/38 (~)(Ê)(Þ) 465 428
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 612 646
Standard Industries, Inc.
2.250% due 11/21/26 (Þ) EUR 242 277
State Oil Co. of the Azerbaijan
Republic
6.950% due 03/18/30 (Þ) 233 251
Suncor Energy, Inc.
7.000% due 11/15/28 192 207
Suzano Austria GmbH
2.500% due 09/15/28 86 82
Series WI
6.000% due 01/15/29 79 82
Symphony CLO, Ltd.
Series 2018-19A Class C
5.905% due 04/16/31 (CME Term
SOFR 3 Month + 2.012%)(Ê)(Þ) 500 500
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 349 359
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 599 632
TCW CLO Ltd.
Series 2025-1A Class CR4
6.021% due 03/24/38 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 800 801
Tecpetrol SA
7.625% due 11/03/30 (Þ) 322 322
Telecom Italia Capital SA
6.375% due 11/15/33 441 464
6.000% due 09/30/34 321 329
7.200% due 07/18/36 67 73
7.721% due 06/04/38 679 757
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 543 546
TELUS Corp.
2.800% due 02/16/27 109 107
Threelands Energy, Ltd. SARL
7.450% due 10/20/35 (Þ) 220 220
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 216 213
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 77 81
Toucan FinCo , Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 117 110
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 467 462
TransAlta Corp.
6.500% due 03/15/40 286 292
TransCanada Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 112
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 409 433
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 147 150
Trinidad Generation UnLimited
7.750% due 06/16/33 (Þ) 522 548
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 305 282
Turk Telekomunikasyon AS
6.950% due 10/07/32 (Þ) 651 658
Turkiye Government International
Bond
Series 5Y
9.875% due 01/15/28 400 440
Turkiye Ihracat Kredi Bankasi AS
5.750% due 07/06/26 (Þ) 449 451
6.875% due 07/03/28 (Þ) 227 233
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 422
Ukraine Government International
Bond
11.323% due 02/01/34 (~)(Ê)(Þ)(ž) 564 233
0.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 149 76
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 172 95
7.581% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 1,211 616
Series GDP
0.000% due 08/01/41 (~)(Æ)(Ê)
(Ø)(Þ) 195 165
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 123 125
United Utilities PLC
6.875% due 08/15/28 90 96
Uruguay Government International
Bond
5.750% due 10/28/34 1,334 1,434
5.442% due 02/14/37 323 339
4.975% due 04/20/55 116 108
5.250% due 09/10/60 104 100
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 201 191
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 118
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 902 213
12.750% due 08/23/22 (Æ)(Ø)(Þ) 268 79
9.000% due 05/07/23 (Æ)(Ø)(Þ) 681 177
Venture CLO, Ltd.
Series 2021-33A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.446% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,001
VEON Holdings BV
3.375% due 11/25/27 (Þ) 207 194
Verde CLO, Ltd.
Series 2019-1A Class CRR
5.905% due 04/15/32 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 300 300
VF Corp.
0.250% due 02/25/28 EUR 250 264
0.625% due 02/25/32 EUR 300 265
Series EMTN
4.250% due 03/07/29 EUR 400 460
Videotron, Ltd.
5.125% due 04/15/27 (Þ) 104 104
Virgin Media Finance PLC
5.000% due 07/15/30 (Þ) 200 178
Viridien
10.000% due 10/15/30 (Þ) 500 524
VistaJet Malta Finance PLC / Vista
Management Holding, Inc.
6.375% due 02/01/30 (Þ) 50 48
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 1,301 1,373
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 364 293
VTB Bank
6.950% due 10/17/22 (~)(Æ)(Ê)
(Š)(Þ) 200 —
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(Š)(Þ) 714 —
Whirlpool EMEA Finance SARL
0.500% due 02/20/28 EUR 300 324
Whirlpool Finance Luxembourg SARL
1.250% due 11/02/26 EUR 250 284
1.100% due 11/09/27 EUR 350 388
Wynn Macau, Ltd.
6.750% due 02/15/34 (Þ) 113 114
Yara International ASA
4.750% due 06/01/28 (Þ) 61 61
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
6.950% due 07/21/27 (Þ) 250 250
8.500% due 06/27/29 (Þ) 387 393
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 221 213
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 48 44
156,285

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mortgage-Backed Securities - 13.3%
ARES Commercial Mortgage Trust
Series 2025-IND3 Class A
5.532% due 04/15/42 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 750 750
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 53 52
BAHA Trust
Series 2024-MAR Class C
7.516% due 12/10/41 (~)(Ê)(Þ) 700 730
BAMLL Trust
Series 2025-ASHF Class C
7.033% due 02/15/42 (CME Term
SOFR 1 Month + 3.000%)(Ê)(Þ) 500 500
Bank Commercial Mortgage Pass-
Through Certificates
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,517 77
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 487
Barclays Commercial Mortgage Trust
Series 2024-5C27 Class D
4.000% due 07/15/57 (Þ) 500 444
Series 2024-5C31 Class D
4.250% due 12/15/57 (Þ) 250 221
Series 2025-C32 Class D
4.500% due 02/15/62 (Þ) 500 400
BAY Mortgage Trust
Series 2025-LIVN Class A
5.832% due 05/15/35 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 250 253
Benchmark Mortgage Trust
Series 2025-V17 Class C
5.873% due 09/15/58 (~)(Ê) 500 503
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.355% due 05/25/52 (~)(Ê)(Þ) 892 760
BOCA Commercial Mortgage Trust
Series 2024-BOCA Class B
6.372% due 08/15/41 (CME Term
SOFR 1 Month + 2.340%)(Ê)(Þ) 500 501
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.318% due 10/15/36 (CME Term
SOFR 1 Month + 2.285%)(Ê)(Þ) 175 175
Series 2021-VOLT Class F
6.547% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 388 387
Series 2024-KING Class D
6.522% due 05/15/34 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 494 495
BX Trust
Series 2021-ARIA Class D
6.042% due 10/15/36 (CME Term
SOFR 1 Month + 2.010%)(Ê)(Þ) 500 499
Series 2021-LGCY Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.151% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 378
Series 2021-RISE Class D
5.897% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 423 422
Series 2022-LBA6 Class E
6.732% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 499
Series 2025-LUNR Class B
5.882% due 06/15/40 (~)(Ê)(Þ) 478 479
Series 2025-VLT6 Class E
7.223% due 03/15/42 (CME Term
SOFR 1 Month + 3.191%)(Ê)(Þ) 500 497
CALI Mortgage Trust
Series 2024-SUN Class A
5.975% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 301
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 602
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
9.358% due 08/29/29 (Þ)(ž) 4,500 3,195
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.382% due 08/15/57 (~)(Ê) 7,423 309
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 63 57
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 403 354
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 102 92
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 301 303
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 281 271
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 158 148
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 23 22
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 332 300
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 677 564
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 340 283
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
3.250% due 08/10/49 (~)(Ê)(Þ) 500 476
Series 2019-GC41 Class XA
Interest Only STRIPS
1.031% due 08/10/56 (~)(Ê) 2,072 62
Citigroup Mortgage Loan Trust
Series 2021-J1 Class A4A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 04/25/51 (~)(Ê)(Þ) 503 417
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 428 357
COMM Mortgage Trust
Series 2024-CBM Class D
7.926% due 12/10/41 (~)(Ê)(Þ) 500 516
DBC Mortgage Trust
Series 2025-DBC Class A
5.400% due 06/15/38 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 750 752
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 958
DK Trust
Series 2025-LXP Class B
5.875% due 08/15/37 (CME Term
SOFR 1 Month + 1.843%)(Ê)(Þ) 750 752
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 89 87
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 367 363
Extended Stay America Trust
Series 2025-ESH Class E
7.500% due 10/15/42 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 500 502
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
7.297% due 01/25/40 (SOFR 30 Day
Average + 3.114%)(Ê)(Þ) 1,200 1,226
Series 2022-R01 Class 1B1
7.333% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 714
Series 2023-R01 Class 1M2
7.933% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 630
Series 2023-R05 Class 1B1
8.933% due 06/25/43 (SOFR 30 Day
Average + 4.750%)(Ê)(Þ) 500 537
Series 2024-R01 Class 1M2
5.983% due 01/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 504
Series 2024-R03 Class 2B1
6.983% due 03/25/44 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 1,000 1,034
Series 2024-R03 Class 2M2
6.133% due 03/25/44 (SOFR 30 Day
Average + 1.950%)(Ê)(Þ) 700 705
Flagstar Mortgage Trust
Series 2018-1 Class B1
3.928% due 03/25/48 (~)(Ê)(Þ) 118 110
Series 2018-6RR Class B1
4.906% due 10/25/48 (~)(Ê)(Þ) 396 391
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 68 64
Fontainebleau Miami Beach Mortgage
Trust
Series 2024-FBLU Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.182% due 12/15/39 (CME Term
SOFR 1 Month + 3.150%)(Ê)(Þ) 250 251
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
5.833% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 332 333
Series 2022-DNA6 Class M1B
7.883% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 210
Series 2024-HQA2 Class M2
5.983% due 08/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 500 503
Series 2025-HQA1 Class M2
5.833% due 02/25/45 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 700 702
FREMF Mortgage Trust
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 13,115 6
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 3
FS Rialto 2025-FL10 Issuer LLC
Series 2025-FL10 Class C
6.178% due 08/19/42 (CME Term
SOFR 1 Month + 2.146%)(Ê)(Þ) 500 492
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
Principal Only STRIPS
6.061% due 07/28/27 (Þ)(ž) 837 755
Series 2021-FRR1 Class 1D
Principal Only STRIPS
6.701% due 07/28/27 (Þ)(ž) 1,258 1,124
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.063% due 05/27/48 (Þ)(ž) 6 5
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.121% due 05/27/48 (Þ)(ž) 251 244
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.115% due 07/10/52 (~)(Ê) 2,926 96
Series 2019-PJ2 Class B2
4.364% due 11/25/49 (~)(Ê)(Þ) 837 803
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 793 661
Series 2021-PJ11 Class B3
2.853% due 04/25/52 (~)(Ê)(Þ) 444 343
Series 2023-FUN Class C
7.422% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 503
GS Mortgage-Backed Securities Trust
Series 2020-PJ1 Class B2
3.602% due 05/25/50 (~)(Ê)(Þ) 851 755
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 704 585
Series 2021-PJ5 Class B3
2.583% due 10/25/51 (~)(Ê)(Þ) 353 279

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 588
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 732 608
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 899 749
Series 2025-PJ1 Class A19
6.000% due 06/25/55 (~)(Ê)(Þ) 424 427
GSAT Trust
Series 2025-BMF Class D
6.532% due 07/15/40 (CME Term
SOFR 1 Month + 2.500%)(Ê)(Þ) 400 401
Hawaii Hotel Trust
Series 2025-MAUI Class D
6.623% due 03/15/42 (CME Term
SOFR 1 Month + 2.591%)(Ê)(Þ) 250 250
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
7.371% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 500
ICNQ Mortgage Trust
Series 2024-MF Class A
5.778% due 12/10/34 (Þ) 600 616
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 338 335
INTOWN Mortgage Trust
Series 2025-STAY Class C
6.282% due 03/15/42 (CME Term
SOFR 1 Month + 2.250%)(Ê)(Þ) 500 501
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA
Interest Only STRIPS
0.709% due 02/15/48 (~)(Ê) 351 1
Series 2021-MHC Class E
6.848% due 04/15/38 (CME Term
SOFR 1 Month + 2.814%)(Ê)(Þ) 250 250
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 55 50
Series 2018-3 Class B3
3.698% due 09/25/48 (~)(Ê)(Þ) 680 622
Series 2018-6 Class B1
3.900% due 12/25/48 (~)(Ê)(Þ) 224 208
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 22 21
Series 2019-2 Class A3
3.997% due 08/25/49 (~)(Ê)(Þ) 14 14
Series 2019-7 Class B2A
2.952% due 02/25/50 (~)(Ê)(Þ) 337 295
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 46 41
Series 2019-HYB1 Class B1
4.942% due 10/25/49 (~)(Ê)(Þ) 596 599
Series 2019-LTV3 Class A5
3.473% due 03/25/50 (~)(Ê)(Þ) 1 1
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 125 114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 282 252
Series 2020-5 Class B1
3.570% due 12/25/50 (~)(Ê)(Þ) 393 345
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 143 125
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 269 224
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 199 166
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 390 338
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 525 533
Series 2023-8 Class B3
6.226% due 02/25/54 (~)(Ê)(Þ) 969 963
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 603 613
Series 2024-INV1 Class A5A
5.500% due 04/25/55 (~)(Ê)(Þ) 1,000 1,007
Series 2025-CCM1 Class A2
5.500% due 06/25/55 (~)(Ê)(Þ) 770 773
KSL Commercial Mortgage Trust
Series 2024-HT2 Class D
7.322% due 12/15/39 (CME Term
SOFR 1 Month + 3.290%)(Ê)(Þ) 583 581
LoanCore Issuer, Ltd.
Series 2025-CRE8 Class C
6.178% due 08/17/42 (CME Term
SOFR 1 Month + 2.141%)(Ê)(Þ) 500 494
Series 2025-CRE9 Class A
5.513% due 08/18/42 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 750 750
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.362% due 10/25/48 (~)(Ê)(Þ) 836 804
MF1 LLC
Series 2025-FL20 Class A
5.481% due 02/18/43 (CME Term
SOFR 1 Month + 1.450%)(Ê)(Þ) 500 502
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
6.747% due 04/15/38 (CME Term
SOFR 1 Month + 2.715%)(Ê)(Þ) 320 320
MHP
Series 2022-MHIL Class E
6.643% due 01/15/39 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 240 240
MHP Commercial Mortgage Trust
Series 2025-MHIL2 Class D
6.682% due 09/15/40 (CME Term
SOFR 1 Month + 2.650%)(Ê)(Þ) 350 350
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2016-C29 Class XB
Interest Only STRIPS
0.928% due 05/15/49 (~)(Ê) 7,710 10
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
0.847% due 12/15/50 (~)(Ê) 2,379 35
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 295
Series 2019-H7 Class XA
Interest Only STRIPS
1.219% due 07/15/52 (~)(Ê) 5,686 197
Series 2019-L3 Class XA
Interest Only STRIPS
0.603% due 11/15/52 (~)(Ê) 5,119 107
Series 2021-L5 Class XA
Interest Only STRIPS
1.262% due 05/15/54 (~)(Ê) 1,472 67
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.126% due 03/25/54 (~)(Ê)(Þ) 490 524
NXPT Commercial Mortgage Trust
Series 2024-STOR Class E
6.703% due 11/05/41 (~)(Ê)(Þ) 500 505
NYC Commercial Mortgage Trust
Series 2025-28L Class B
1.000% due 11/05/38 (~)(Ê)(Þ) 500 498
OBX Trust
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 90 81
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 347 340
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 96 96
ORL Trust
Series 2024-GLKS Class E
7.222% due 12/15/39 (CME Term
SOFR 1 Month + 3.190%)(Ê)(Þ) 500 501
PMT Loan Trust
Series 2025-J3 Class A29
5.500% due 11/27/56 (~)(Ê)(Þ) 500 501
PRM Trust
Series 2025-PRM6 Class E
6.583% due 07/05/33 (~)(Ê)(Þ) 250 249
PRMI Trust
Series 2025-PRM5 Class D
5.625% due 03/10/33 (~)(Ê)(Þ) 500 498
Series 2025-PRM7 Class D
5.850% due 11/10/42 (~)(Ê)(Þ) 500 494
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 164 141
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 132 110
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.252% due 02/27/51 (~)(Ê)(Þ) 270 267
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB60
2.333% due 11/08/49 (~)(Ê)(Þ) 1,000 961
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.415% due 11/08/49 (Þ)(ž) 560 507
SCG Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-FLWR Class C
5.782% due 08/15/42 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 650 650
SDAL Trust
Series 2025-DAL Class A
6.474% due 04/15/42 (CME Term
SOFR 1 Month + 2.441%)(Ê)(Þ) 250 252
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 44 40
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 686 616
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 45 42
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 451 376
Series 2025-1 Class A1
6.000% due 01/25/55 (~)(Ê)(Þ) 167 169
Series 2025-10 Class A28
6.000% due 11/25/55 (~)(Ê)(Þ) 500 503
SWCH Commercial Mortgage Trust
Series 2025-DATA Class E
7.372% due 02/15/42 (CME Term
SOFR 1 Month + 3.340%)(Ê)(Þ) 500 496
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 705 587
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 773
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 402 351
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
5.256% due 07/25/34 (~)(Ê) 138 135
Series 2006-AR15 Class 1A
4.949% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 158 162
Wells Fargo Commercial Mortgage
Trust
Series 2016-LC25 Class D
3.026% due 12/15/59 (~)(Ê)(Þ) 450 416
Series 2017-C41 Class XA
Interest Only STRIPS
1.152% due 11/15/50 (~)(Ê) 4,670 82
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 17 14
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 146 127
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 187 165
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 656 546
66,177
Non-US Bonds - 10.2%
888 Acquisitions, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.750% due 05/15/30 (Þ) GBP 250 323
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 100 127
Albion Financing 1 SARL / Aggreko
Holdings, Inc.
5.375% due 05/21/30 (Þ) EUR 200 239
Anarafe SL
14.800% due 12/31/26 (3 Month
EURIBOR + 12.750%)(Ê)(Þ) EUR 323 283
Aroundtown Finance SARL
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.349%)(Ê)(ƒ) EUR 300 336
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.508%)(Ê)(ƒ) EUR 480 554
8.625% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.493%)(Ê)(ƒ) GBP 200 274
Atos SE
9.000% due 12/18/29 (~)(Ê)(Þ) EUR 220 290
5.000% due 12/18/30 (~)(Ê)(Þ) EUR 250 283
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 180 207
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 255
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 357
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 400 455
BCP V Modular Services Finance II
PLC
4.750% due 11/30/28 (Þ) EUR 200 217
6.750% due 11/30/29 (Þ) EUR 350 244
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 400 465
British Telecommunications PLC
Series EMTN
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 200 283
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
5.625% due 02/15/32 (Þ) EUR 150 178
Canary Wharf Group Investment
Holdings PLC
3.375% due 04/23/28 (Þ) GBP 200 247
Castor SpA
7.264% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 148
CD&R Firefly Bidco PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 04/30/29 (Þ) GBP 200 274
Cerba Healthcare SACA
3.500% due 05/31/28 (Þ) EUR 300 241
Cidron Aida Finco SARL
9.125% due 10/27/31 (Þ) GBP 270 356
Citycon Treasury BV
Series EMTN
1.625% due 03/12/28 (Þ) EUR 200 218
6.500% due 03/08/29 (Þ) EUR 150 182
5.000% due 03/11/30 (Þ) EUR 250 287
5.375% due 07/08/31 (Þ) EUR 250 289
CPI Property Group SA
Series EMTN
7.000% due 05/07/29 (Þ) EUR 500 617
1.750% due 01/14/30 (Þ) EUR 210 211
1.500% due 01/27/31 (Þ) EUR 420 401
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 131
Dynamo Newco II GmbH
6.250% due 10/15/31 (Þ) EUR 140 162
EDP SA
Series EMTN
4.500% due 05/27/55 (EURIBOR
ICE Swap Rate + 2.239%)(Ê)(Þ) EUR 300 354
eircom Finance DAC
5.000% due 04/30/31 (Þ) EUR 100 118
Electricite de France SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 454
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 200 221
Series EMTN
5.875% due 12/31/99 (ICE SWAP
Rate GBP SONIA 15 Year +
3.323%)(Ê)(ƒ)(Þ) GBP 500 653
7.375% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.775%)(Ê)
(ƒ)(Þ) GBP 200 268
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 485
Emeria SA
3.375% due 03/31/28 (Þ) EUR 200 194
Enel SpA
4.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.196%)(Ê)(ƒ)(Þ) EUR 300 353
Energia Group Roi Financeco DAC
6.875% due 07/31/28 (Þ) EUR 350 418
Engineering - Ingegneria Informatica
- SpA
11.125% due 05/15/28 (Þ) EUR 300 366
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 228
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 456

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 10/13/28 (Þ) EUR 300 325
9.750% due 04/13/29 (Þ) EUR 100 124
Fiber Bidco SpA
6.125% due 06/15/31 (Þ) EUR 300 336
Fibercop SpA
5.125% due 06/30/32 (Þ) EUR 199 234
Forvia SE
5.500% due 06/15/31 (Þ) EUR 200 238
Froneri Lux FinCo SARL
4.750% due 08/01/32 (Þ) EUR 120 141
Galaxy Bidco , Ltd.
8.125% due 12/19/29 (Þ) GBP 173 236
Grand City Properties Finance SARL
6.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.508%)(Ê)(ƒ) EUR 200 240
Grand City Properties SA
Series EMTN
1.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.184%)(Ê)(ƒ)(Þ) EUR 300 339
Grifols SA
7.125% due 05/01/30 (Þ) EUR 680 824
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 200 264
Hella GmbH & Co. KGAA
0.500% due 01/26/27 EUR 250 281
Holding d'Infrastructures des Metiers
de l'Environnement
Series .
0.625% due 09/16/28 (Þ) EUR 260 278
House of Fraser Funding PLC
0.000% due 09/15/20 (Æ)(Ø)(Þ) GBP 400 —
HX Hold Co., Ltd.
7.000% due 02/12/30 (~)(Ê) EUR 400 385
IHO Verwaltungs GmbH
7.000% due 11/15/31 (Þ) EUR 400 500
iliad SA
4.250% due 01/09/32 (Þ) EUR 200 233
Intrum Investments and Financing AB
Series ...
7.750% due 09/11/27 EUR 90 96
8.500% due 09/11/30 (Þ) EUR 225 223
ION Platform Finance SARL
6.500% due 09/30/30 (Þ) EUR 160 181
6.875% due 09/30/32 (Þ) EUR 160 181
Kaixo Bondco Telecom SA
5.125% due 09/30/29 (Þ) EUR 100 116
La Poste SA
5.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.679%)(Ê)(ƒ)(Þ) EUR 200 240
Luna 1.5 SARL
10.500% due 07/01/32 (Þ) EUR 139 166
Luna 2 5SARL
5.500% due 07/01/32 (Þ) EUR 100 117
Mahle GmbH
6.500% due 05/02/31 (Þ) EUR 250 298
Mangrove LuxCo III SARL
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.026% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 405
Maya SAS
6.875% due 04/15/31 (Þ) EUR 150 185
METRO AG
4.625% due 03/07/29 (Þ) EUR 450 536
Series EMTN
4.000% due 03/05/30 (Þ) EUR 285 342
Mobico Group PLC
3.625% due 11/20/28 (Þ) GBP 200 231
Series EMTN
4.875% due 09/26/31 (Þ) EUR 250 222
Monitchem HoldCo 3 SA
8.750% due 05/01/28 (Þ) EUR 125 141
Mundys SpA
Series EMTN
1.875% due 07/13/27 (Þ) EUR 575 655
New Immo Holding SA
Series EMTN
3.250% due 07/23/27 (Þ) EUR 200 229
4.875% due 12/08/28 (Þ) EUR 400 467
6.000% due 03/22/29 (Þ) EUR 400 481
Nexi SpA
Series .
0.000% due 02/24/28 (Æ)(Þ) EUR 200 212
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 535 608
Nidda Healthcare Holding GmbH
5.375% due 10/23/30 (Þ) EUR 567 667
Nissan Motor Co., Ltd.
3.201% due 09/17/28 (Þ) EUR 500 568
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 700 851
10.500% due 08/08/29 (Þ) GBP 230 300
Odido Group Holding BV
5.500% due 01/15/30 (Þ) EUR 300 348
Orange SA
Series EMTN
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 200 248
Orsted A/S
1.750% due 12/09/19 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(Þ) EUR 510 563
1.500% due 02/18/21 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.860%)(Ê)(Þ) EUR 100 98
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 125 147
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 370 364
OVH Groupe SAS
4.750% due 02/05/31 (Þ) EUR 100 117

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PCF GmbH
4.750% due 04/15/29 (Þ) EUR 400 299
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 200 260
6.625% due 01/16/34 GBP 200 262
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 850 993
Series EMTN
4.875% due 02/21/28 (Þ) EUR 200 235
Pinewood Finco PLC
6.000% due 03/27/30 (Þ) GBP 300 397
PLT VII Finance SARL
6.000% due 06/15/31 (Þ) EUR 400 479
ProGroup AG
5.375% due 04/15/31 (Þ) EUR 350 407
RAC Bond Co. PLC
5.250% due 11/04/46 (Þ) GBP 250 326
Renault SA
Series EMTN
1.125% due 10/04/27 (Þ) EUR 500 558
Russian Railways Via RZD Capital
PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Š)(Þ) RUB 115,000 —
Schaeffler AG
Series EMTN
2.875% due 03/26/27 (Þ) EUR 500 576
SGL Carbon SE
5.750% due 06/28/28 (Þ) EUR 200 226
Sherwood Financing PLC
7.625% due 12/15/29 (Þ) EUR 200 227
SNF Group SACA
4.500% due 03/15/32 (Þ) EUR 100 119
Summer BC Holdco B SARL
5.875% due 02/15/30 (Þ) EUR 330 364
Sunrise FinCo I BV
4.625% due 05/15/32 (Þ) EUR 200 234
TDC Net A/S
Series EMTN
5.000% due 08/09/32 (Þ) EUR 500 601
TeamSystem SpA
5.000% due 07/01/31 (Þ) EUR 160 186
Techem Verwaltungsgesellschaft 675
mbH
5.074% due 07/15/32 (3 Month
EURIBOR + 3.000%)(Ê)(Þ) EUR 522 603
Tele Columbus AG
10.000% due 01/01/29 (Þ) EUR 276 214
Telecom Italia Finance SA
Series EMTN
7.750% due 01/24/33 EUR 370 529
Telecom Italia SpA
Series EMTN
5.250% due 03/17/55 EUR 300 357
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 200 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 250 284
1.625% due 10/15/28 (Þ) EUR 560 620
Travelex Financing PLC
8.000% due 05/15/22 (Æ)(Ø)(Š)(Þ) EUR 1,400 —
Travelex Issuerco , Ltd.
3.010% due 03/31/29 (Þ) GBP 2,659 2,180
Trivium Packaging Finance BV
6.625% due 07/15/30 (Þ) EUR 240 289
TUI Cruises GmbH
5.000% due 05/15/30 (Þ) EUR 120 141
TVL Finance PLC
10.250% due 04/28/28 (Þ) GBP 250 331
Unibail - Rodamco -Westfield
4.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.505%)(Ê)(Þ) EUR 500 597
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 350 449
Veolia Environnement SA
Series EMTN
4.322% due 12/31/99 (EURIBOR
ICE Swap Rate + 1.837%)(Ê)(ƒ)(Þ) EUR 400 464
Verisure Midholding AB
5.250% due 02/15/29 (Þ) EUR 300 348
Virgin Media Vendor Financing PLC
4.875% due 07/15/28 (Þ) GBP 250 319
Vmed O2 UK Financing I PLC
4.000% due 01/31/29 (Þ) GBP 200 249
4.500% due 07/15/31 (Þ) GBP 250 297
5.625% due 04/15/32 (Þ) EUR 241 283
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 550 653
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 750 836
Volkswagen International Finance NV
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 115
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 266
Wintershall Dea Finance 2 BV
6.117% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.940%)(Ê)(ƒ)(Þ) EUR 250 299
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 100 111
Worldline SA
0.000% due 07/30/26 (Æ)(Þ) EUR 7 7
Series EMTN

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.875% due 06/30/27 (Þ) EUR 500 499
4.125% due 09/12/28 (Þ) EUR 300 290
5.250% due 11/27/29 (Þ) EUR 600 553
5.500% due 06/10/30 (Þ) EUR 400 367
Zegona Finance PLC
6.750% due 07/15/29 (Þ) EUR 180 219
ZF Europe Finance BV
2.500% due 10/23/27 (Þ) EUR 400 443
3.000% due 10/23/29 (Þ) EUR 600 625
Series EMTN
6.125% due 03/13/29 (Þ) EUR 200 232
7.000% due 06/12/30 (Þ) EUR 100 118
50,468
Total Long-Term Fixed
Income Investments
(cost $445,326) 439,178
Common Stocks - 1.2%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
182
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,880
Producer Durables - 0.6%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Real Alloy(Š) 39
2,968
2,968
Total Common Stocks
(cost $5,737) 6,030
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Æ)(Š) 2,128 —
Technology - 0.0%
Veritas US, Inc.
0.000% (Æ) 2,973 70
70
Total Preferred Stocks
(cost $343) 70
Warrants and Rights - 0.0%
Travelex Issuerco , Ltd.(Æ)
Warrants 675 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 8.7%
Canadian Natural Resources, Ltd.
3.386% due 11/05/25 (ç)(Þ)(ž) 1,000 1,000
Education Management LLC Term
Loan B
0.000% due 11/30/23 (~)(Æ)(Ê)(Š) 284 —
OGE Energy Corp.
2.834% due 11/03/25 (ç)(Þ)(ž) 1,000 1,000
U.S. Cash Management Fund(@) 41,276,726(∞) 41,268
Total Short-Term Investments
(cost $43,729) 43,268
Total Investments - 98.2%
(identified cost $495,135) 488,546
Other Assets and Liabilities,
Net - 1.8%
8,856
Net Assets - 100.0%
497,402

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
68.8%
1011778 BC ULC / New Red Finance, Inc. 07/06/21 206,000 98.52 203
195
1011778 BC ULC / New Red Finance, Inc. 09/03/24 347,000 100.00 347
353
1261229 BC, Ltd. 03/25/25 827,000 100.54 831
865
7-Eleven, Inc. 10/02/24 129,000 93.34 120
121
888 Acquisitions, Ltd. 05/02/24 GBP 250,000 125.37 313
323
AB BSL CLO, Ltd. 11/18/24 350,000 100.00 350
351
AB BSL CLO, Ltd. 02/04/25 600,000 100.00 600
593
Abu Dhabi Crude Oil Pipeline LLC 10/03/25 200,000 92.86 186
188
Abu Dhabi Developmental Holding Co. PJSC 04/29/25 352,000 99.46 350
356
Abu Dhabi Government International Bond 11/02/22 1,077,000 71.75 773
798
Abu Dhabi Government International Bond 09/25/25 1,294,000 99.08 1,282
1,291
Accor SA 10/04/23 EUR 100,000 104.99 105
127
ACE Securities Corp. Mortgage Loan Trust 02/23/21 656,092 98.44 646
508
Acrec LLC 01/10/25 500,000 99.76 499
500
Adani Ports & Special Economic Zone, Ltd. 10/15/25 155,000 97.63 151
151
AdaptHealth LLC 01/28/21 193,000 101.28 195
183
Adient Global Holdings, Ltd. 02/11/25 697,000 98.53 684
721
ADT Corp. (The) 08/05/25 178,000 95.56 170
173
Aegea Finance SARL 09/25/25 384,000 99.94 384
375
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 73.72 506
572
AES Panama Generation Holdings SRL 07/06/22 79,971 91.18 73
75
African Export-Import Bank (The) 07/26/22 443,000 86.61 384
399
Agua y Saneamientos Argentinos SA 10/16/19 220,014 97.42 214
217
Ahlstrom Holding 3 Oy 02/26/24 300,000 95.06 285
292
AHP Health Partners, Inc. 08/16/21 86,000 100.45 86
86
Aircastle, Ltd. 06/12/25 131,000 103.38 135
137
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 141,000 92.83 131
135
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 10/21/25 738,000 100.00 738
741
Albion Financing 1 SARL / Aggreko Holdings, Inc. 05/14/25 EUR 200,000 111.67 223
239
Alliant Energy Finance LLC 03/17/25 152,000 102.76 156
159
Allied Universal Holdco LLC 05/12/25 25,000 103.35 26
26
Alpha Generation LLC 09/19/24 696,000 101.02 703
715
Alta Equipment Group, Inc. 05/21/24 442,000 94.95 420
401
AltaGas, Ltd. 08/05/25 44,000 100.72 44
45
Altice France Holding SA 04/20/22 324,000 92.92 301
278
Altice France SA 10/14/25 400,000 95.15 381
383
AMC Entertainment Holdings, Inc. 07/21/25 135,000 87.84 119
115
AMC Networks, Inc. 07/09/24 173,000 101.36 175
182
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 08/10/23 186,000 97.88 182
187
American Axle & Manufacturing, Inc. 10/24/25 290,000 100.45 291
291
AmeriGas Partners, LP / AmeriGas Finance Corp. 01/22/25 180,000 98.24 177
187
Anarafe SL 01/12/22 EUR 322,868 123.71 399
283
ANGI Group LLC 10/10/25 307,000 93.04 286
284
Angolan Government International Bond 04/29/25 200,000 80.33 161
187
Angolan Government International Bond 10/07/25 801,000 99.39 796
782
Antero Resources Corp. 12/11/24 89,000 98.75 88
90
Apollo Commercial Real Estate Finance, Inc. 09/02/21 176,000 98.80 174
169
Aramark Services, Inc. 01/28/21 182,000 101.57 185
182
Arches Buyer, Inc. 05/03/23 198,000 92.81 184
194
AREIT, Ltd. 01/24/25 750,000 99.79 748
745
ARES Commercial Mortgage Trust 04/03/25 750,000 100.00 750
750
Aretec Escrow Issuer 2, Inc. 10/26/23 684,000 100.18 685
744
Arroyo Mortgage Trust 05/12/20 53,184 97.37 52
52
Arsenal AIC Parent LLC 08/10/23 168,000 101.47 170
178
Ashland, Inc. 08/05/25 60,000 88.91 53
53
Ashton Woods USA LLC / Ashton Woods Finance Co. 07/21/25 217,000 100.00 217
218
Atos SE 01/28/25 EUR 219,982 114.39 252
290
Atos SE 01/28/25 EUR 250,000 66.71 167
283
ATS Corp. 01/28/21 173,000 100.77 174
167
Avantor, Inc. 01/28/21 199,000 101.97 203
196
Avation Capital SA 07/06/21 291 95.98 —
—
Avianca Midco 2 PLC 05/12/25 112,000 92.65 104
111
Axalta Coating Systems LLC 01/28/21 160,000 101.48 162
159
Axon Enterprise, Inc. 03/05/25 283,000 100.00 283
292

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Axon Enterprise, Inc. 03/05/25 197,000 100.00 197
204
Azzurra Aeroporti SpA 10/31/22 EUR 180,000 101.63 183
207
BAHA Trust 11/22/24 700,000 99.99 700
730
Bahrain Government International Bond 03/17/25 413,000 101.60 420
432
Bahrain Government International Bond 05/16/25 443,000 102.11 452
464
Bahrain Government International Bond 10/01/25 651,000 100.00 651
659
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
451
Bain Capital Credit CLO, Ltd. 10/09/25 1,100,000 100.00 1,100
1,102
BAMLL Trust 02/07/25 500,000 100.00 500
500
Banco de Bogota SA 03/06/24 126,000 97.27 123
125
Banco de Credito del Peru SA 10/09/25 189,000 99.75 189
190
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 92.51 456
491
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 98.37 122
124
Banco Nacional de Panama 01/23/24 704,000 81.23 572
621
Bangkok Bank PCL 11/13/24 206,000 101.45 209
211
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
599
Bapco Energies BSC Closed 06/18/20 340,000 103.05 350
355
Bapco Energies Sukuk, Ltd. 07/21/21 247,000 102.43 253
247
Barclays Commercial Mortgage Trust 11/20/24 500,000 86.72 434
444
Barclays Commercial Mortgage Trust 12/04/24 250,000 88.60 221
221
Barclays Commercial Mortgage Trust 01/24/25 500,000 82.06 410
400
Bausch Health Americas, Inc. 07/02/25 165,000 96.39 159
164
Bausch Health Cos., Inc. 12/17/19 453,000 170.18 771
477
Bausch Health Cos., Inc. 11/18/20 102,000 140.47 143
103
Bausch Health Cos., Inc. 09/18/24 340,000 61.89 210
245
Bausch Health Cos., Inc. 08/27/25 488,000 91.29 446
446
Bausch Health Cos., Inc. 10/07/25 554,000 80.78 448
451
BAY Mortgage Trust 04/28/25 250,000 100.00 250
253
Bayer AG 09/04/23 EUR 300,000 100.87 303
357
Bayer AG 09/26/23 EUR 200,000 104.79 210
255
Bayer US Finance II LLC 12/16/22 EUR 400,000 98.87 395
455
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 103.03 206
217
BCP V Modular Services Finance II PLC 01/22/25 EUR 350,000 96.31 337
244
BCPE Flavor Debt Merger Sub LLC / BCPE Flavor Issuer, Inc. 10/28/25 305,000 102.50 313
308
Beach Acquisition Bidco LLC 08/05/25 134,000 105.02 141
144
BellRing Brands, Inc. 10/10/25 279,000 103.25 288
288
Benin Government International Bond 06/13/25 200,000 94.49 189
213
Bertelsmann SE & Co. KGaA 05/03/22 EUR 400,000 103.99 416
465
Bimbo Bakeries USA, Inc. 02/10/25 171,000 103.29 177
179
Birch Grove CLO, Ltd. 07/18/24 250,000 100.00 250
251
Birch Grove CLO, Ltd. 01/23/25 300,000 100.00 300
300
Blackstone Mortgage Trust, Inc. 11/02/21 180,000 99.92 180
176
BlueMountain CLO, Ltd. 10/02/25 850,000 100.00 850
850
BMD2 Re-Remic Trust 02/03/21 892,000 90.01 803
760
BNP Paribas SA 12/11/24 137,000 93.84 129
131
BNP Paribas SA 08/14/25 94,000 93.81 88
88
BOCA Commercial Mortgage Trust 08/07/24 500,000 99.76 499
501
Bolivia Government International Bond 04/04/23 200,000 70.18 140
163
Bombardier, Inc. 06/04/25 242,000 106.10 257
269
Booz Allen Hamilton, Inc. 03/03/21 157,000 100.99 159
154
Booz Allen Hamilton, Inc. 03/17/25 225,000 95.27 214
220
Boston Gas Co. 04/16/24 83,000 95.50 79
82
Brand Industrial Services, Inc. 08/10/23 166,000 101.50 168
160
Brant Point CLO, Ltd. 06/03/25 650,000 100.00 650
652
British Telecommunications PLC 02/26/24 GBP 200,000 135.02 270
283
Brooklyn Union Gas Co. (The) 09/08/25 103,000 98.76 102
101
Builders FirstSource, Inc. 03/03/21 170,000 103.62 176
168
BX Commercial Mortgage Trust 02/23/23 175,000 96.29 169
175
BX Commercial Mortgage Trust 04/24/24 387,531 99.30 385
387
BX Commercial Mortgage Trust 05/08/24 493,503 99.78 492
495
BX Trust 02/06/23 500,000 96.59 483
499
BX Trust 01/24/24 500,000 97.90 490
499
BX Trust 04/26/24 422,665 98.82 418
422
BX Trust 06/06/24 380,000 98.42 374
378
BX Trust 02/20/25 500,000 99.76 499
497

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
BX Trust 05/30/25 477,793 100.00 478
479
C&W Senior Finance, Ltd. 02/06/25 419,000 100.10 419
426
Caesars Entertainment, Inc. 12/09/24 151,000 103.08 156
155
Caesars Entertainment, Inc. 05/12/25 10,000 96.58 10
10
CALI Mortgage Trust 07/03/24 300,000 99.76 299
301
California Buyer, Ltd. / Atlantica Sustainable Infrastructure PLC 10/23/24 EUR 150,000 107.86 162
178
Cameron LNG LLC 05/07/25 146,000 89.22 130
134
Canadian Natural Resources, Ltd. 10/16/25 1,000,000 99.95 1,000
1,000
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 200,000 109.58 219
247
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.72 703
602
Capstone Copper Corp. 05/12/25 13,000 99.69 13
13
Carnival Corp. 02/23/23 629,000 85.62 539
638
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carnival Corp. 03/17/25 163,000 96.51 157
160
Carnival Corp. 05/12/25 35,000 100.12 35
36
Carnival Corp. 05/12/25 13,000 100.35 13
13
Carnival Corp. 08/05/25 118,000 101.10 119
121
Carriage Purchaser, Inc. 09/23/21 744,000 98.98 736
694
Carvana Co. 04/05/24 1,132,041 104.72 1,233
1,261
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
3,195
Castor SpA 02/10/22 EUR 138,000 114.00 157
148
CBB International Sukuk Programme, Co. 07/18/24 510,000 96.82 494
499
CBB International Sukuk Programme, Co. 05/13/25 200,000 99.33 199
209
CCL Industries, Inc. 05/08/25 190,000 91.51 174
178
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 98.40 746
720
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,111,000 93.43 1,085
934
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 99.00 29
29
CD&R Firefly Bidco PLC 04/05/24 GBP 200,000 126.34 253
274
Cedar Funding CLO, Ltd. 03/22/19 250,000 98.92 247
250
Celulosa Arauco y Constitucion SA 01/08/24 60,000 93.37 56
58
Cemex SAB de CV 02/10/25 68,000 98.69 67
69
Cemex SAB de CV 07/08/25 144,000 99.72 144
146
Cencosud SA 09/12/23 123,000 97.16 120
123
Centrais Eletricas Brasileiras SA 01/15/25 259,000 94.16 244
268
Cerba Healthcare SACA 11/12/24 EUR 300,000 93.32 280
241
CEZ AS 06/15/17 383,000 108.81 417
355
CFAMC III Co., Ltd. 06/08/21 200,000 92.02 184
201
Chase Home Lending Mortgage Trust 07/29/19 101,567 100.89 102
92
Chase Home Lending Mortgage Trust 10/30/19 63,008 100.71 64
57
Chase Home Lending Mortgage Trust 10/30/19 403,253 101.46 409
354
Chase Home Lending Mortgage Trust 06/21/24 300,733 98.48 296
303
CHC Group LLC 09/17/25 100,000 98.22 98
93
China Government International Bond 06/02/25 1,341,000 97.52 1,308
1,312
CHNGE Mortgage Trust 01/21/22 281,223 99.99 281
271
Chobani Holdco II LLC 12/04/24 221,321 105.12 233
235
CHS/Community Health Systems, Inc. 01/26/21 329,000 94.92 312
294
CHS/Community Health Systems, Inc. 05/04/21 180,000 100.00 180
151
CHS/Community Health Systems, Inc. 01/20/22 330,000 95.23 314
309
CHS/Community Health Systems, Inc. 04/29/22 460,000 97.19 447
455
CHS/Community Health Systems, Inc. 12/13/24 175,000 83.45 146
159
Cidron Aida Finco SARL 04/01/25 GBP 270,000 129.19 349
356
CIFC Funding, Ltd. 02/20/25 500,000 100.00 500
498
CIM Trust 09/27/18 158,049 97.07 153
148
CIM Trust 03/22/19 23,190 101.29 23
22
CIM Trust 11/07/19 332,397 100.52 334
300
CIM Trust 03/01/21 677,204 101.81 689
564
CIM Trust 03/29/21 340,141 100.36 341
283
Cimpress PLC 11/01/24 317,000 96.15 305
322
CITGO Petroleum Corp. 07/09/24 180,000 102.74 185
187
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.96 435
476
Citigroup Mortgage Loan Trust 05/06/21 502,687 101.12 508
417
Citigroup Mortgage Loan Trust 06/25/21 428,279 100.35 430
357
Citycon Treasury BV 09/29/25 EUR 200,000 111.11 222
218
Citycon Treasury BV 09/29/25 EUR 250,000 117.56 294
287
Citycon Treasury BV 09/29/25 EUR 250,000 118.12 295
289

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Citycon Treasury BV 09/29/25 EUR 150,000 123.69 186
182
Civitas Resources, Inc. 06/11/25 603,000 101.12 610
620
Civitas Resources, Inc. 08/27/25 241,000 104.64 252
258
Clarios Global, LP / Clarios US Finance Co. 04/05/24 211,000 100.44 212
216
Clear Channel Outdoor Holdings, Inc. 03/04/24 387,000 100.52 389
406
Cleveland-Cliffs, Inc. 12/09/24 100,000 101.09 101
103
Cleveland-Cliffs, Inc. 05/12/25 26,000 93.36 24
27
CLI Funding LLC 03/23/21 486,403 100.21 487
457
Cloud Software Group Holdings, Inc. 01/29/24 51,000 96.49 49
53
Cloud Software Group, Inc. 11/09/22 504,000 94.96 486
508
Cloud Software Group, Inc. 10/17/24 312,000 103.69 324
328
Clydesdale Acquisition Holdings, Inc. 03/30/22 698,000 92.19 643
700
CMG Media Corp. 10/16/24 687,102 90.42 621
604
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
107
Coinbase Global, Inc. 09/14/21 402,000 94.37 379
383
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 636,000 101.37 645
674
Comision Federal de Electricidad 03/20/25 288,000 84.92 245
248
COMM Mortgage Trust 11/21/24 500,000 101.43 507
516
Commonbond Student Loan Trust 11/27/18 55,131 100.64 55
51
Commonbond Student Loan Trust 06/02/20 56,105 99.99 56
46
Commonbond Student Loan Trust 03/10/21 172,371 100.00 172
135
CommScope LLC 02/18/25 327,000 103.75 339
333
CommScope LLC 03/04/25 155,000 91.38 142
155
CommScope Technologies LLC 03/04/25 311,000 96.67 301
310
Compass Group Diversified Holdings LLC 04/07/21 200,447 102.23 205
182
Connect Finco SARL / Connect US Finco LLC 09/11/24 166,000 100.00 166
176
Connect Holding II LLC 08/14/25 306,000 99.33 304
299
Consolidated Energy Finance SA 09/30/21 826,000 96.90 800
562
Consolidated Energy Finance SA 11/09/22 179,000 98.75 177
171
CoreLogic, Inc. 07/06/21 181,000 99.84 181
175
Corp. Nacional del Cobre de Chile 12/14/22 615,000 75.33 463
406
Corp. Nacional del Cobre de Chile 01/08/25 782,000 104.97 821
855
Corp. Nacional del Cobre de Chile 04/28/25 600,000 100.91 605
656
Costa Rica Government International Bond 09/08/25 805,000 104.05 838
842
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 03/17/25 185,000 101.98 189
190
CPI Property Group SA 07/10/24 EUR 500,000 118.85 594
617
CPI Property Group SA 07/10/24 EUR 210,000 92.38 194
211
CPI Property Group SA 11/06/24 EUR 420,000 84.97 357
401
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
751
Credit Agricole SA 08/14/25 145,000 102.67 149
149
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
303
CSC Holdings LLC 07/16/21 243,000 64.21 156
87
CSC Holdings LLC 04/05/24 811,000 97.91 794
639
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 136,000 95.98 131
133
CVR Energy, Inc. 01/10/20 725,000 97.86 709
717
DAE Sukuk Difc, Ltd. 10/08/25 695,000 99.51 692
690
DaVita, Inc. 11/09/22 177,000 83.45 148
171
DBC Mortgage Trust 10/20/25 750,000 100.00 750
752
DBWF Mortgage Trust 10/25/18 1,000,000 92.24 922
958
Deutsche Telekom International Finance BV 07/12/24 62,000 98.80 61
62
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
483
Digicel International Finance, Ltd. / Difl US LLC 07/30/25 398,000 100.00 398
396
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 07/22/21 1,386,000 100.23 1,383
1,385
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 05/12/25 137,000 96.46 132
137
DISH DBS Corp. 11/10/21 272,000 95.23 259
261
DISH DBS Corp. 10/01/24 264,000 96.14 254
260
DK Trust 08/12/25 750,000 99.75 748
752
Dominican Republic International Bond 05/14/25 986,000 100.06 987
1,055
Dominican Republic International Bond 06/05/25 202,000 92.32 186
203
Dominican Republic International Bond 06/05/25 175,000 98.56 172
190
Dominican Republic International Bond 10/22/25 1,503,000 100.04 1,504
1,501
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
879
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 584
533
Dresdner Funding Trust I 03/02/22 778,000 109.39 851
860

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Driven Brands Funding LLC 05/30/24 257,563 87.11 224
243
Dryden Senior Loan Fund 10/05/18 500,000 99.58 498
500
DT Midstream, Inc. 06/12/25 114,000 96.34 110
112
Dynamo Newco II GmbH 09/25/24 EUR 140,000 111.26 156
162
Ecuador Government International Bond 10/12/22 985,468 51.86 511
754
Ecuador Government International Bond 02/29/24 88,699 53.82 48
69
Ecuador Government International Bond 02/13/25 558,135 77.24 435
508
EDO Sukuk, Ltd. 06/26/24 554,000 100.00 554
583
EDP SA 05/20/25 EUR 300,000 112.04 336
354
Education Management Corp. 01/05/15 4,460,190 — 327
—
Egypt Government International Bond 04/15/24 1,511,000 78.30 1,183
1,391
Egypt Government International Bond 10/03/25 670,000 106.83 716
717
eircom Finance DAC 04/28/25 EUR 100,000 114.21 114
118
El Salvador Government International Bond 07/21/25 534,000 107.60 575
590
Electricite de France SA 11/28/22 GBP 500,000 117.31 587
653
Electricite de France SA 02/28/23 EUR 400,000 94.76 379
454
Electricite de France SA 01/10/24 EUR 200,000 96.28 193
221
Electricite de France SA 09/10/24 GBP 200,000 130.85 262
268
Elevation CLO, Ltd. 02/07/25 300,000 100.00 300
299
ELFI Graduate Loan Program 06/18/20 69,881 99.98 70
65
Elia Group SA 01/02/24 EUR 400,000 113.69 459
485
Ellington Financial Mortgage Trust 11/05/19 89,439 99.98 89
87
Ellington Financial Mortgage Trust 04/14/22 367,375 99.59 366
363
Embecta Corp. 07/18/25 170,000 90.71 154
161
Embecta Corp. 07/23/25 181,000 97.14 176
179
Emeria SA 08/28/25 EUR 200,000 103.95 208
194
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 106.93 607
533
Empresa Nacional del Petroleo 11/02/17 338,000 91.55 309
283
EMRLD Borrower, LP / Emerald Co-Issuer, Inc. 05/04/23 EUR 400,000 110.14 441
482
Enel Finance International NV 06/12/25 140,000 93.64 131
132
Enel SpA 01/07/25 EUR 300,000 102.60 308
353
Energia Group Roi Financeco DAC 07/20/23 EUR 350,000 111.28 389
418
Energizer Gamma Acquisition BV 06/09/21 EUR 575,000 109.38 629
649
Engineering - Ingegneria Informatica - SpA 05/09/23 EUR 300,000 108.88 327
366
Enova International, Inc. 10/10/25 272,000 105.92 288
289
Entegris, Inc. 05/01/25 1,125,000 98.03 1,103
1,117
Enviri Corp. 02/24/25 641,000 98.54 632
635
Eskom Holdings SOC, Ltd. 01/28/21 416,000 97.27 405
446
Esselunga SpA 10/27/21 EUR 200,000 118.39 237
228
Eutelsat SA 11/01/23 EUR 400,000 99.30 397
456
Eutelsat SA 04/05/24 EUR 300,000 89.72 269
325
Eutelsat SA 01/07/25 EUR 100,000 94.60 95
124
Evergy Missouri West, Inc. 11/13/24 80,000 100.39 80
81
EW Scripps Co. (The) 07/29/25 317,000 99.53 316
301
Excelerate Energy, LP 05/12/25 112,000 103.41 116
118
Export-Import Bank of India 06/27/22 500,000 86.43 432
448
Export-Import Bank of India 11/06/24 200,000 92.96 186
191
Extended Stay America Trust 09/26/25 500,000 100.00 500
502
Fannie Mae Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
714
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.90 1,103
1,226
Fannie Mae Connecticut Avenue Securities Trust 05/07/24 600,000 106.30 638
630
Fannie Mae Connecticut Avenue Securities Trust 09/10/24 500,000 108.14 541
537
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 500,000 101.21 506
504
Fannie Mae Connecticut Avenue Securities Trust 02/05/25 700,000 101.58 711
705
Fannie Mae Connecticut Avenue Securities Trust 07/29/25 1,000,000 103.15 1,032
1,034
Ferguson Finance PLC 12/07/23 73,000 98.82 72
73
Ferguson Finance PLC 10/02/24 51,000 99.93 51
51
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 10/10/25 303,000 94.54 286
290
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
336
Fibercop SpA 07/01/24 191,000 105.03 201
194
Fibercop SpA 04/23/25 200,000 95.47 191
199
Fibercop SpA 04/25/25 200,000 92.63 185
190
Fibercop SpA 06/18/25 EUR 199,000 114.75 228
234
First Quantum Minerals, Ltd. 02/19/25 490,000 100.00 490
521
FirstEnergy Pennsylvania Electric Co. 06/13/25 144,000 96.87 139
141

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Flagstar Mortgage Trust 10/24/18 396,051 102.86 407
391
Flagstar Mortgage Trust 06/03/19 68,221 102.55 70
64
Flagstar Mortgage Trust 02/04/21 117,711 102.52 121
110
Flutter Treasury DAC 05/22/25 719,000 100.00 719
729
Fontainebleau Miami Beach Mortgage Trust 12/05/24 250,000 100.00 250
251
Forestar Group, Inc. 04/28/25 526,000 98.06 516
539
Fortescue Metals Group, Ltd. 11/09/22 139,000 84.85 118
135
Fortrea Holdings, Inc. 03/05/25 347,000 96.33 334
333
Forvia SE 01/08/25 EUR 200,000 102.94 206
238
Freddie Mac STACR REMIC Trust 03/08/23 331,926 99.46 330
333
Freddie Mac STACR REMIC Trust 09/26/23 200,000 104.60 209
210
Freddie Mac STACR REMIC Trust 02/12/25 700,000 100.00 700
702
Freddie Mac STACR REMIC Trust 05/01/25 500,000 100.00 500
503
FREMF Mortgage Trust 03/24/21 13,115,022 0.05 6
6
FREMF Mortgage Trust 03/24/21 3,675,088 0.07 3
3
Fresenius Medical Care US Finance III, Inc. 03/24/25 89,000 85.57 76
79
Froneri Lux FinCo SARL 07/16/25 EUR 120,000 116.35 140
141
FS Rialto 2025-FL10 Issuer LLC 01/31/25 500,000 99.76 499
492
Full House Resorts, Inc. 04/29/25 546,000 95.07 519
485
Gabon Government International Bond 03/17/25 200,000 79.64 159
155
Galaxy Bidco, Ltd. 12/05/24 GBP 173,000 127.52 221
236
Galaxy CLO, Ltd. 05/19/25 550,000 100.00 550
551
GAM Re-REMIC Trust 04/01/21 1,258,000 110.06 1,385
1,124
GAM Re-REMIC Trust 04/01/21 837,000 72.87 610
755
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
244
GAM Re-REMIC Trust 01/28/22 5,567 88.48 5
5
Gartner, Inc. 02/18/21 150,000 102.52 154
149
Gartner, Inc. 03/17/25 154,000 94.94 146
148
Gazprom PJSC Via Gaz Capital SA 08/17/16 1,000,000 112.09 1,121
723
Georgian Railway JSC 04/07/22 451,000 91.89 414
423
GFL Environmental, Inc. 10/12/21 188,000 100.78 189
186
GFL Environmental, Inc. 12/09/24 175,000 96.50 170
171
GFL Environmental, Inc. 05/01/25 209,000 103.84 217
218
GGAM Finance, Ltd. 12/27/23 925,000 101.22 936
947
GGAM Finance, Ltd. 01/02/25 125,000 100.35 127
127
Ghana Government International Bond 10/09/24 207,000 89.80 186
201
Ghana Government International Bond 11/20/24 507,000 91.24 463
493
Global Infrastructure Solutions, Inc. 01/10/24 822,000 93.26 767
822
Global Medical Response, Inc. 09/10/25 215,000 100.00 215
225
Global Net Lease, Inc. 01/12/22 175,000 99.78 175
172
Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP 01/28/21 999,000 98.06 962
969
Global Partners, LP / GLP Finance Corp. 07/18/25 70,000 100.61 70
71
Goat Holdco LLC 10/30/25 615,000 102.75 632
631
goeasy, Ltd. 05/12/21 187,000 100.16 187
184
goeasy, Ltd. 10/10/25 279,000 102.46 286
289
GoodLeap Sustainable Home Solutions Trust 06/09/21 972,458 99.96 972
758
Grand City Properties SA 03/25/25 EUR 300,000 105.64 317
339
Graphic Packaging International LLC 07/06/21 204,000 100.53 205
197
Gray Oak Pipeline LLC 03/17/25 115,000 96.93 111
113
Greenland Global Investment, Ltd. 01/10/18 523,153 97.55 510
49
Greenland Global Investment, Ltd. 09/07/21 876,412 88.64 777
162
Grifols SA 12/11/24 EUR 680,000 104.94 714
824
GrubHub Holdings, Inc. 09/29/25 74,782 100.49 75
63
Grupo Bimbo SAB de CV 12/07/23 49,000 89.47 44
44
GS Mortgage Securities Trust 08/01/19 836,543 105.37 881
803
GS Mortgage Securities Trust 12/06/21 444,328 96.67 430
343
GS Mortgage Securities Trust 01/10/22 793,495 97.53 774
661
GS Mortgage Securities Trust 03/08/23 500,000 99.87 499
503
GS Mortgage-Backed Securities Trust 03/12/21 704,327 101.28 713
585
GS Mortgage-Backed Securities Trust 05/14/21 353,002 96.98 342
279
GS Mortgage-Backed Securities Trust 06/03/21 850,664 103.56 881
755
GS Mortgage-Backed Securities Trust 06/15/21 731,910 100.47 735
608
GS Mortgage-Backed Securities Trust 06/15/21 800,000 100.83 807
588
GS Mortgage-Backed Securities Trust 09/22/21 898,864 100.81 906
749
GS Mortgage-Backed Securities Trust 01/21/25 423,554 99.26 420
427

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
GSAT Trust 06/25/25 400,000 100.00 400
401
Guatemala Government International Bond 10/24/25 389,000 100.65 392
390
Harvest Midstream I, LP 08/05/20 1,206,000 101.07 1,219
1,221
Hat Holdings I LLC 03/24/25 37,000 102.77 38
38
Hawaii Hotel Trust 03/06/25 250,000 99.76 249
250
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 1,288,000 99.65 1,284
1,339
Heathrow Finance PLC 05/14/24 GBP 200,000 124.99 250
264
Herc Holdings, Inc. 05/15/25 204,000 100.00 204
214
Herc Holdings, Inc. 05/15/25 224,000 100.00 224
236
Hertz Corp. (The) 05/12/25 168,000 100.48 169
166
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 176,000 93.61 165
167
Hilcorp Energy I, LP / Hilcorp Finance Co. 08/27/25 313,000 98.02 307
301
Hilton Domestic Operating Co., Inc. 05/12/25 132,000 90.78 120
122
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 989,000 82.01 809
872
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 670,000 98.12 657
728
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.77 499
500
Holding d'Infrastructures des Metiers de l'Environnement 09/20/24 EUR 260,000 102.19 266
278
House of Fraser Funding PLC 06/13/17 GBP 400,000 103.15 413
—
Howard Hughes Corp. (The) 02/18/21 192,000 102.69 197
192
HRB Winddown, Inc. 10/30/20 970,000 — —
—
Hungary Government International Bond 07/19/23 334,000 101.15 338
348
Hungary Government International Bond 06/16/25 646,000 97.93 633
701
Hungary Government International Bond 06/16/25 542,000 99.99 542
558
Hungary Government International Bond 10/07/25 657,000 102.94 676
676
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 11/13/24 145,000 100.00 145
146
ICICI Bank, Ltd. 03/24/25 114,000 98.11 112
113
ICNQ Mortgage Trust 11/04/24 600,000 100.90 605
616
iHeart Communications, Inc. 01/13/25 375,000 86.16 323
341
IHO Verwaltungs GmbH 01/07/25 EUR 400,000 107.54 430
500
iliad SA 09/02/25 EUR 200,000 116.36 233
233
Imperial Brands Finance PLC 03/17/25 97,000 102.20 99
100
Imperial Fund Mortgage Trust 04/14/22 337,866 99.98 338
335
INEOS Finance PLC 09/17/25 90,000 99.99 90
83
Infraestructura Energetica Nova SAPI de CV 06/03/22 162,000 96.54 156
159
InRetail Consumer 02/07/24 97,000 93.58 91
94
Instituto Costarricense de Electricidad 02/07/18 561,000 82.50 463
554
International Flavors & Fragrances, Inc. 08/05/24 137,000 95.07 130
131
Intesa Sanpaolo SpA 12/06/23 130,000 97.62 127
129
INTOWN Mortgage Trust 03/05/25 500,000 100.00 500
501
Intrum Investments and Financing AB 07/29/25 EUR 225,496 103.85 234
223
Inversion Escrow Issuer LLC 07/24/25 363,000 100.00 363
354
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
181
ION Platform Finance SARL 09/30/25 EUR 160,000 117.41 188
181
ION Platform Finance US, Inc. 09/30/25 200,000 99.35 199
195
Iron Mountain, Inc. 05/12/21 4,000 101.04 4
4
Iron Mountain, Inc. 12/09/24 171,000 94.27 161
164
ITC Holdings Corp. 04/16/24 127,000 98.92 126
129
ITT Holdings LLC 06/23/21 451,000 99.96 451
437
Ivory Coast Government International Bond 01/23/24 350,000 98.25 344
372
Ivory Coast Government International Bond 03/25/25 218,000 97.59 213
229
J.G. Wentworth XLII LLC 10/02/18 389,825 99.97 390
362
Jacobs Entertainment, Inc. 09/09/25 514,000 97.35 500
498
James Hardie International Finance Designated Activity Co. 03/24/25 95,000 98.53 94
94
Jane Street Group / JSG Finance, Inc. 05/12/25 26,000 101.68 26
27
JB Poindexter & Co., Inc. 12/07/23 649,000 100.47 652
679
JDE Peet's NV 12/07/23 78,000 95.45 74
75
Jefferson Capital Holdings LLC 07/28/21 763,000 99.72 761
762
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
370
Jefferson Capital Holdings LLC 04/29/25 421,000 100.94 423
436
JetBlue Airways Corp. / JetBlue Loyalty, LP 05/12/25 162,000 97.05 157
159
JH North America Holdings, Inc. 06/03/25 173,000 100.00 173
176
JH North America Holdings, Inc. 06/03/25 185,000 100.00 185
190
Jordan Government International Bond 04/04/23 172,000 99.27 171
182
Jordan Government International Bond 01/17/24 264,000 99.23 262
280
JPMorgan Commercial Mortgage Securities Trust 09/20/24 250,000 99.71 249
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 12/06/18 680,042 91.04 619
622
JPMorgan Mortgage Trust 01/18/19 22,388 99.92 22
21
JPMorgan Mortgage Trust 03/22/19 14,404 100.98 15
14
JPMorgan Mortgage Trust 01/24/20 281,580 103.82 292
252
JPMorgan Mortgage Trust 01/28/20 46,190 101.54 47
41
JPMorgan Mortgage Trust 01/30/20 336,564 100.96 340
295
JPMorgan Mortgage Trust 06/02/20 125,402 101.80 128
114
JPMorgan Mortgage Trust 07/15/20 596,413 103.46 617
599
JPMorgan Mortgage Trust 07/21/20 392,651 106.28 417
345
JPMorgan Mortgage Trust 08/20/20 223,627 104.88 235
208
JPMorgan Mortgage Trust 10/28/20 143,254 102.84 147
125
JPMorgan Mortgage Trust 11/10/20 55,182 102.51 57
50
JPMorgan Mortgage Trust 12/07/20 1,465 103.69 2
1
JPMorgan Mortgage Trust 01/19/21 268,575 102.99 277
224
JPMorgan Mortgage Trust 05/21/21 199,146 100.90 201
166
JPMorgan Mortgage Trust 04/27/22 389,712 91.15 355
338
JPMorgan Mortgage Trust 09/21/23 968,704 92.02 891
963
JPMorgan Mortgage Trust 09/21/23 525,000 97.70 513
533
JPMorgan Mortgage Trust 04/17/24 602,808 99.70 601
613
JPMorgan Mortgage Trust 10/29/24 1,000,000 97.12 971
1,007
JPMorgan Mortgage Trust 01/14/25 770,193 96.77 745
773
JSCB Agrobank 01/15/25 463,000 102.27 474
504
Kaixo Bondco Telecom SA 09/02/22 EUR 100,000 88.71 89
116
Kazakhstan Government International Bond 06/24/25 576,000 100.00 576
585
Kazakhstan Government International Bond 10/23/25 200,000 102.40 205
204
Kazakhstan Government International Bond 10/23/25 238,000 99.50 237
236
KazMunayGas National Co. JSC 10/19/18 726,000 85.24 619
688
Kingston Airport Revenue Finance, Ltd. 09/25/24 299,000 99.97 299
304
Kioxia Holdings Corp. 07/16/25 261,000 100.00 261
270
Kioxia Holdings Corp. 07/16/25 320,000 100.00 320
334
Kodiak Gas Services LLC 07/09/24 160,000 102.19 164
166
Kondor Finance PLC 01/28/21 818,460 98.59 807
641
KSA Ijarah Sukuk, Ltd. 09/02/25 1,134,000 98.85 1,121
1,148
KSL Commercial Mortgage Trust 11/27/24 582,544 99.76 581
581
Kuwait International Government Bond 09/30/25 2,709,000 100.00 2,709
2,720
La Poste SA 01/09/25 EUR 200,000 102.34 205
240
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.19 202
193
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 336,000 100.58 338
210
Lebanon Government International Bond 02/14/19 213,000 100.00 213
48
Lebanon Government International Bond 10/31/22 1,227,000 14.48 178
280
Lebanon Government International Bond 07/18/25 38,000 21.23 8
9
Level 3 Financing, Inc. 08/04/25 679,630 100.00 680
698
Level 3 Financing, Inc. 09/12/25 143,000 86.35 123
129
LG Energy Solution, Ltd. 08/14/25 141,000 103.06 145
146
Liberty Mutual Group, Inc. 05/03/22 131,000 121.69 157
151
LifePoint Health, Inc. 07/31/23 633,000 100.01 633
684
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
785
LifePoint Health, Inc. 05/09/24 820,000 100.02 820
872
LifePoint Health, Inc. 05/12/25 53,000 104.42 55
57
Lightning Power LLC 08/07/24 962,000 102.19 983
1,020
Live Nation Entertainment, Inc. 04/08/20 382,000 96.18 367
381
LoanCore Issuer, Ltd. 01/24/25 500,000 99.76 499
494
LoanCore Issuer, Ltd. 10/20/25 750,000 100.00 750
750
Louisiana-Pacific Corp. 09/17/25 117,000 96.54 113
112
LPL Holdings, Inc. 03/17/25 192,000 95.97 184
188
Luna 1.5 SARL 08/08/25 EUR 139,000 116.44 162
166
Luna 2 5SARL 06/18/25 EUR 100,000 114.75 115
117
LYB Finance Co. BV 12/07/23 77,000 103.13 79
81
Madison Park Funding, Ltd. 05/30/24 250,000 100.00 250
251
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
298
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.29 376
405
Market Street CLO Ltd. 10/16/25 1,400,000 100.00 1,400
1,402
Marks & Spencer PLC 09/27/18 111,000 107.10 119
122
Mattamy Group Corp. 04/29/20 620,000 94.35 585
602

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Mattel, Inc. 02/25/25 223,000 95.64 213
216
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 96.52 779
797
Mauser Packaging Solutions Holding Co. 01/30/23 507,000 100.00 507
509
Maya SAS 04/30/24 EUR 150,000 106.72 160
185
Mazoon Assets Co. SAOC 10/02/24 254,000 99.77 253
260
McGraw-Hill Education, Inc. 11/01/24 474,000 98.92 469
473
MDGH GMTN RSC, Ltd. 06/05/25 309,000 68.21 211
227
Medline Borrower, LP 04/20/22 134,000 94.58 127
130
Medline Borrower, LP 05/03/23 40,000 90.43 36
40
Melco Resorts Finance, Ltd. 09/17/25 92,000 105.52 97
97
Mello Mortgage Capital Acceptance 01/24/20 836,395 104.55 874
804
Meritage Homes Corp. 10/15/25 119,000 97.99 117
116
METRO AG 06/26/25 EUR 285,000 120.30 343
342
METRO AG 06/27/25 EUR 450,000 120.99 544
536
Mexico City Airport Trust 01/28/21 225,000 100.59 226
198
MF1 LLC 08/15/25 500,000 100.00 500
502
MF1, Ltd. 02/13/23 500,000 94.57 473
500
MHC Commercial Mortgage Trust 12/12/23 320,000 97.42 312
320
MHP 03/26/24 240,000 99.43 239
240
MHP Commercial Mortgage Trust 08/19/25 350,000 100.00 350
350
Midwest Connector Capital Co. LLC 03/24/25 108,000 98.93 107
108
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 488,000 90.43 441
474
Millrose Properties, Inc. 09/08/25 338,000 100.00 338
340
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 96.55 121
124
Mobico Group PLC 12/23/24 EUR 250,000 105.51 264
222
Mobico Group PLC 06/02/25 GBP 200,000 121.07 242
231
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
160
Molina Healthcare, Inc. 06/09/21 203,000 101.74 207
188
Molina Healthcare, Inc. 11/13/24 856,000 100.00 856
861
Mongolia Government International Bond 02/19/25 200,000 99.85 200
205
Monitchem HoldCo 3 SA 04/20/23 EUR 125,000 109.64 137
141
Montego Bay Airport Revenue Finance, Ltd. 08/07/25 200,000 100.67 201
198
Morgan Stanley Capital I Trust 06/05/19 377,000 88.36 333
295
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 489,985 103.66 508
524
Mosaic Solar Loan Trust 11/27/18 48,073 98.63 47
44
Mosaic Solar Loan Trust 11/27/18 125,394 99.11 124
118
Mosaic Solar Loan Trust 06/12/20 164,571 99.98 165
143
Mosaic Solar Loan Trust 03/10/21 486,870 99.49 484
394
Mosaic Solar Loan Trust 03/24/21 185,821 100.13 186
154
Mosaic Solar Loan Trust 06/15/21 304,678 99.57 303
243
MPH Acquisition Holdings LLC 05/03/23 167,000 85.78 143
130
Mundys SpA 12/17/21 EUR 575,000 103.17 593
655
MVM Energetika Zrt. 01/23/24 435,000 102.33 445
462
Nakilat, Inc. 06/15/17 73,712 109.09 80
78
Navient Private Education Refi Loan Trust 11/03/20 90,564 99.99 91
86
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
365
NCR Atleos Corp. 12/09/24 164,000 108.17 177
177
Neptune Bidco US, Inc. 02/05/25 576,000 93.01 536
569
NESCO Holdings II, Inc. 10/28/25 656,000 97.75 641
641
Neuberger Berman Loan Advisers CLO, Ltd. 06/27/24 550,000 100.00 550
552
New Enterprise Stone & Lime Co., Inc. 10/24/25 638,000 99.50 635
634
New Home Co., Inc. (The) 07/08/25 299,000 102.14 305
310
New Immo Holding SA 04/23/24 EUR 400,000 98.35 393
467
New Immo Holding SA 04/29/24 EUR 400,000 104.43 418
481
New Immo Holding SA 01/09/25 EUR 200,000 94.98 190
229
Newell Brands, Inc. 05/08/25 316,000 100.00 316
325
News Corp. 03/17/25 184,000 94.91 175
178
Nexi SpA 08/02/24 EUR 200,000 98.55 197
212
Nexstar Media Group, Inc. 10/24/25 111,000 98.40 109
109
NGG Finance PLC 09/21/22 EUR 535,000 90.57 485
608
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
307
NGL Energy Operating LLC 01/25/24 379,000 100.00 379
387
NGPL PipeCo LLC 03/03/22 103,000 127.73 132
120
Nidda Healthcare Holding GmbH 04/29/25 EUR 567,000 113.81 645
667
Nigeria Government International Bond 06/05/25 1,004,000 104.91 1,073
1,093

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Nigeria Government International Bond 06/06/25 352,000 101.72 358
395
Nissan Motor Acceptance Co. LLC 03/04/25 1,518,000 101.30 1,538
1,539
Nissan Motor Acceptance Co. LLC 03/04/25 34,000 98.88 34
34
Nissan Motor Co., Ltd. 03/06/25 EUR 500,000 106.81 534
568
Nissan Motor Co., Ltd. 06/04/25 69,000 93.39 64
65
Nordea Bank Abp 08/14/25 163,000 99.57 162
163
Northriver Midstream Finance, LP 08/07/24 779,000 101.55 791
793
Novelis Corp. 09/17/25 109,000 102.06 111
111
NRG Energy, Inc. 05/20/24 133,000 93.80 125
127
NRG Energy, Inc. 05/12/25 24,000 99.86 24
24
NRG Energy, Inc. 08/05/25 111,000 102.26 114
114
NXPT Commercial Mortgage Trust 10/01/24 500,000 98.57 493
505
NYC Commercial Mortgage Trust 10/23/25 500,000 99.66 498
498
Oaktree CLO, Ltd. 08/23/24 250,000 100.00 250
251
OBX Trust 01/15/20 89,812 101.49 91
81
OBX Trust 02/16/23 346,518 96.30 334
340
OBX Trust 09/25/24 95,921 101.07 97
96
Ocado Group PLC 08/01/24 GBP 230,000 127.41 293
300
Ocado Group PLC 01/08/25 GBP 700,000 113.00 791
851
OCP CLO, Ltd. 08/07/24 500,000 100.00 500
501
OCP SA 10/05/17 582,000 112.69 646
611
OCP SA 04/24/24 296,000 97.30 288
331
OCP SA 01/15/25 299,000 99.01 296
334
Odido Group Holding BV 12/09/21 EUR 300,000 104.39 313
348
OGE Energy Corp. 10/16/25 1,000,000 99.98 1,000
1,000
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
185
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 104.14 208
229
Oman Government International Bond 10/26/22 200,000 100.00 200
209
Oman Sovereign Sukuk Co. 10/09/25 858,000 100.00 858
858
OmGrid Funding, Ltd. 10/05/17 277,000 100.10 277
279
Omniyat Sukuk 1, Ltd. 08/07/25 630,000 103.15 650
638
Ontario Gaming GTA, LP 07/20/23 898,000 100.72 902
886
Open Text Corp. 03/17/25 107,000 102.59 110
111
Open Text Holdings, Inc. 08/16/21 195,000 102.41 200
186
OQ SAOC 07/21/21 893,000 100.26 896
901
Orange SA 09/04/23 EUR 200,000 107.56 215
248
ORL Trust 12/09/24 500,000 99.76 499
501
Orsted A/S 02/27/24 EUR 125,000 109.96 137
147
Orsted A/S 12/16/24 EUR 510,000 101.10 516
563
Orsted A/S 03/17/25 GBP 370,000 96.56 357
364
Orsted A/S 06/25/25 EUR 100,000 95.92 96
98
OVH Groupe SAS 01/29/25 EUR 100,000 104.10 104
117
Pagaya AI Debt Grantor Trust 01/27/25 299,974 100.00 300
301
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 568,000 100.22 569
576
Pakistan Water and Power Development Authority 08/25/21 765,000 80.85 618
724
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,256
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 07/24/25 315,000 94.65 298
299
Paraguay Government International Bond 11/18/24 400,000 96.62 386
405
Paraguay Government International Bond 06/12/25 200,000 101.25 203
211
PCF GmbH 10/29/24 EUR 400,000 95.44 382
299
Performance Food Group, Inc. 10/10/24 148,000 101.11 150
152
Pertamina Hulu Energi PT 05/14/25 537,000 100.00 537
549
Perusahaan Penerbit SBSN Indonesia III 07/16/25 1,209,000 100.00 1,209
1,221
Perusahaan Penerbit SBSN Indonesia III 10/01/25 203,000 100.92 205
205
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.21 265
256
Petroleos de Venezuela SA 01/07/25 1,180,300 22.48 265
265
Petroleos de Venezuela SA 05/28/25 319,770 19.44 62
71
Petroleos del Peru SA 10/05/17 1,532,000 80.77 1,245
1,104
Petroleos del Peru SA 03/20/25 261,000 77.87 203
223
Petroleos Mexicanos 07/11/19 597,000 79.86 477
455
Petroleos Mexicanos 03/22/22 EUR 850,000 107.41 913
993
Petroleos Mexicanos 10/03/25 EUR 200,000 120.44 241
235
Petronas Capital, Ltd. 12/14/22 912,000 88.46 807
820
Petronas Capital, Ltd. 10/31/23 884,000 67.63 598
616
Petronas Capital, Ltd. 03/26/25 580,000 100.00 580
618

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Petronas Capital, Ltd. 09/10/25 717,000 103.52 742
740
Phinia, Inc. 11/01/24 459,000 100.05 459
473
Phoenix Aviation Capital, Ltd. 09/17/25 85,000 106.55 91
90
Pike Corp. 09/13/21 991,000 96.09 952
987
Pinewood Finco PLC 05/15/24 GBP 300,000 125.45 376
397
Playtika Holding Corp. 05/12/25 70,000 90.22 63
63
PLT VII Finance SARL 05/30/24 EUR 400,000 108.30 433
479
PMT Loan Trust 10/03/25 500,000 99.50 498
501
Port of Spain Waterfront Development 02/11/25 258,100 99.35 256
261
Post Holdings, Inc. 05/12/25 38,000 99.77 38
39
Post Holdings, Inc. 08/05/25 128,000 100.65 129
130
PRA Group Europe Holding II SARL 09/24/25 EUR 250,000 117.39 293
279
PRA Group, Inc. 11/09/21 991,000 95.68 948
902
PRA Group, Inc. 02/14/23 200,000 100.33 201
203
PRA Group, Inc. 05/15/24 414,000 100.00 414
421
Prestige Brands Holdings, Inc. 04/05/24 177,000 98.15 174
176
Prime Healthcare Services, Inc. 05/12/25 175,000 99.56 174
184
Prime Security Services Borrower LLC / Prime Finance, Inc. 12/09/24 45,000 100.12 45
45
PRIO Luxembourg Holding Sarl 10/06/25 726,000 100.00 726
714
Privatbank CJSC Via UK SPV Credit Finance PLC 01/22/16 1,577,000 61.49 970
5
PRM Trust 06/16/25 250,000 98.38 246
249
PRMI Trust 02/10/25 500,000 98.07 490
498
PRMI Trust 10/07/25 500,000 98.40 492
494
PROG Holdings, Inc. 11/10/21 770,000 100.03 770
751
ProGroup AG 09/10/25 EUR 350,000 119.18 417
407
Prosus NV 12/02/20 142,000 104.66 149
136
PTC, Inc. 03/03/21 157,000 101.30 159
154
PTTEP Treasury Center Co., Ltd. 06/15/17 370,000 123.56 457
405
Qatar Petroleum 07/26/22 690,000 89.86 620
623
Quikrete Holdings, Inc. 05/12/25 46,000 101.79 47
48
QXO Building Products, Inc. 04/23/25 391,000 100.00 391
406
RAC Bond Co. PLC 10/21/21 GBP 250,000 137.88 345
326
Radiology Partners, Inc. 08/20/24 1,443,781 92.34 1,333
1,414
Radiology Partners, Inc. 06/26/25 761,000 100.00 761
792
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 97.07 620
641
RCKT Mortgage Trust 02/06/20 163,927 100.65 165
141
RCKT Mortgage Trust 03/11/21 131,692 101.52 134
110
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 101.96 275
267
Reliance Industries, Ltd. 02/07/24 125,000 97.75 122
123
Renault SA 06/18/24 EUR 500,000 105.87 529
558
Republic of Azerbaijan Government International Bond 09/21/22 200,000 86.86 174
187
Republic of Kenya Government International Bond 09/10/25 816,000 107.04 873
875
Republic of South Africa Government International Bond 03/17/25 771,000 98.35 758
829
Republic of South Africa Government International Bond 07/30/25 400,000 98.39 394
427
Republic of Uzbekistan Government International Bond 02/14/25 461,000 85.21 393
428
Republic of Uzbekistan Government International Bond 02/19/25 200,000 99.81 200
217
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 93.31 543
525
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 94.43 95
86
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 463,000 85.63 402
418
RFM Re-REMIC Trust 08/03/22 560,000 83.10 465
507
RFM Re-REMIC Trust 08/03/22 1,000,000 87.15 871
961
Rocket Cos., Inc. 06/05/25 346,000 100.00 346
361
Rocket Cos., Inc. 06/05/25 346,000 100.00 346
357
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 180,000 89.99 162
169
Rockies Express Pipeline LLC 05/06/20 273,000 95.13 260
267
Rockies Express Pipeline LLC 02/02/22 467,000 101.55 474
481
Rockies Express Pipeline LLC 04/02/24 528,000 94.85 501
523
Rogers Communications, Inc. 05/02/23 702,000 94.10 661
699
Roller Bearing Co. of America, Inc. 01/11/22 169,000 101.23 171
165
Romanian Government International Bond 04/29/25 998,000 101.02 1,008
1,093
Romanian Government International Bond 06/05/25 186,000 62.82 117
128
Romanian Government International Bond 06/05/25 206,000 98.95 204
229
Romanian Government International Bond 06/12/25 760,000 87.04 662
681
Romanian Government International Bond 07/09/25 466,000 99.89 465
477
RRD Intermediate Holdings, Inc. 05/12/25 225,002 89.39 201
219

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Russian Agricultural Bank OJSC Via RSHB Capital SA 06/14/17 475,000 100.00 475
115
Russian Agricultural Bank OJSC Via RSHB Capital SA 11/09/18 200,000 100.00 200
48
Russian Railways Via RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,046
—
SA Global Sukuk, Ltd. 12/14/22 327,000 91.44 299
297
SA Global Sukuk, Ltd. 09/10/25 308,000 98.40 303
302
Sabal Trail Transmission LLC 03/17/25 147,000 98.42 145
146
SABIC Capital I BV 06/05/25 446,000 64.94 290
295
SABIC Capital II BV 10/15/25 149,000 101.13 151
150
Sabre GLBL, Inc. 07/25/24 267,000 98.55 263
269
Sabre GLBL, Inc. 11/25/24 374,000 100.25 375
355
Sabre GLBL, Inc. 05/20/25 88,000 100.00 88
83
Santander UK Group Holdings PLC 01/07/25 34,000 83.60 28
31
Saudi Arabian Oil Co. 12/14/22 619,000 93.61 579
565
Saudi Electricity Global Sukuk Co. 06/14/17 501,000 107.24 535
516
Saudi Government International Bond 01/18/24 226,000 99.26 224
230
Saudi Government International Bond 11/06/24 342,000 99.27 340
348
Saudi Government International Bond 06/16/25 1,798,000 85.56 1,538
1,650
SCG Commercial Mortgage Trust 07/30/25 650,000 100.00 650
650
Schaeffler AG 03/23/23 EUR 500,000 107.02 535
576
SDAL Trust 04/17/25 250,000 99.76 249
252
Seagate Data Storage Technology Pte, Ltd. 06/30/25 146,000 95.66 140
142
Seagate Data Storage Technology Pte, Ltd. 06/30/25 192,000 98.40 189
197
Sealed Air Corp. 10/26/16 761,000 105.77 800
828
Seaspan Corp. 07/09/21 980,000 92.73 907
941
Senegal Government International Bond 03/03/25 262,000 79.54 208
187
Sequoia Mortgage Trust 09/17/19 44,743 101.56 45
42
Sequoia Mortgage Trust 10/08/19 44,347 101.18 45
40
Sequoia Mortgage Trust 11/14/19 685,769 102.58 703
616
Sequoia Mortgage Trust 06/22/22 450,695 84.99 383
376
Sequoia Mortgage Trust 01/10/25 166,860 99.38 166
169
Sequoia Mortgage Trust 10/08/25 500,000 100.86 504
503
Serbia International Bond 06/10/25 222,000 84.75 188
195
Serbia International Bond 08/19/25 232,000 102.16 237
244
SGL Carbon SE 11/08/24 EUR 200,000 104.65 209
226
Sherwood Financing PLC 08/15/25 EUR 200,000 119.12 238
227
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 05/08/25 EUR 100,000 112.26 112
119
Sinclair Television Group, Inc. 01/29/25 375,000 100.74 378
383
Sinclair Television Group, Inc. 05/12/25 232,000 74.13 172
170
Sirius XM Radio, Inc. 09/24/24 188,000 88.58 167
171
Six Flags Entertainment Corp. 03/24/25 311,000 101.07 314
315
SK Hynix, Inc. 11/13/24 109,000 102.60 112
114
Smyrna Ready Mix Concrete LLC 09/08/25 451,000 106.38 480
476
SNF Group SACA 03/11/25 EUR 100,000 109.21 109
119
Societe Generale SA 04/28/25 211,000 100.63 212
214
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
560
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.97 1,000
909
SoFi Professional Loan Program Trust 03/15/19 850,000 100.33 853
821
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
519
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
257
Somnigroup International, Inc. 08/05/25 33,000 91.02 30
30
Sonic Capital LLC 01/15/20 521,583 100.00 522
514
Sonic Capital LLC 07/29/21 575,500 100.00 576
495
Sri Lanka Government International Bond 12/20/24 77,223 70.31 54
70
Sri Lanka Government International Bond 12/20/24 398,307 71.64 285
308
Sri Lanka Government International Bond 12/20/24 464,511 76.58 351
428
Standard Chartered PLC 10/14/16 612,000 115.49 698
646
Standard Industries, Inc. 04/21/22 179,000 92.73 166
173
Standard Industries, Inc. 01/10/25 EUR 241,859 105.62 255
277
Staples, Inc. 04/19/21 255,185 101.39 259
197
Staples, Inc. 05/23/24 438,000 95.62 418
427
State Oil Co. of the Azerbaijan Republic 10/05/17 233,000 104.32 243
251
Station Casinos LLC 08/05/25 110,000 94.64 104
103
Summer BC Holdco B SARL 02/07/25 EUR 330,000 103.28 341
364
SunCoke Energy, Inc. 10/10/25 308,000 93.47 288
288
Sunnova Helios II Issuer LLC 10/26/18 759,623 99.98 759
728

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sunnova Helios II Issuer LLC 10/26/18 540,110 99.98 540
470
Sunnova Helios IV Issuer LLC 06/15/20 306,934 99.99 307
278
Sunnova Sol II Issuer LLC 11/20/20 298,757 99.98 299
255
Sunnova Sol III Issuer LLC 06/11/21 673,418 99.96 673
565
Sunoco, LP 09/04/25 171,000 100.00 171
171
Sunoco, LP 09/04/25 796,000 100.17 797
796
Sunrise FinCo I BV 05/21/25 EUR 200,000 113.19 226
234
Sunrun Bacchus Issuer LLC 01/28/25 694,911 99.98 695
702
Sunrun Xanadu Issuer LLC 05/31/19 317,682 100.00 318
302
SWCH Commercial Mortgage Trust 02/05/25 500,000 99.76 499
496
Symphony CLO, Ltd. 03/21/19 500,000 98.03 490
500
Talen Energy Supply LLC 04/28/23 793,000 100.55 797
842
Talen Energy Supply LLC 10/10/25 353,000 100.00 353
362
Talen Energy Supply LLC 10/10/25 235,000 100.00 235
243
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 207,000 100.66 208
213
TC Ziraat Bankasi AS 01/15/25 599,000 102.59 614
632
TC Ziraat Bankasi AS 01/28/25 349,000 99.55 347
359
TCW CLO Ltd. 10/01/25 800,000 100.00 800
801
TDC Net A/S 08/15/25 EUR 500,000 121.65 608
601
Team Health Holdings, Inc. 11/04/24 1,073,990 109.02 1,171
1,158
Team Health Holdings, Inc. 07/23/25 237,000 100.21 237
240
TeamSystem SpA 06/18/25 EUR 160,000 114.75 184
186
Techem Verwaltungsgesellschaft 675 mbH 06/26/25 EUR 522,000 117.07 611
603
Tecpetrol SA 10/29/25 322,000 100.02 322
322
Tele Columbus AG 11/13/24 EUR 275,625 89.97 248
214
Telecommunications Co. Telekom Srbija AD Belgrade 01/15/25 543,000 99.56 541
546
Teleflex, Inc. 01/28/21 156,000 102.07 159
153
Telefonica Europe BV 03/01/23 EUR 200,000 102.66 205
249
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 250,000 101.06 253
284
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 560,000 95.14 533
620
Texas Eastern Transmission, LP 12/05/19 74,000 101.06 75
73
Threelands Energy, Ltd. Sarl 10/09/25 220,000 100.00 220
220
Tierra Mojada Luxembourg II SARL 04/07/22 216,391 90.96 197
213
Topaz Solar Farms LLC 04/02/24 534,988 99.65 533
535
Toucan FinCo, Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC 09/17/25 117,000 99.86 117
110
Trade and Development Bank of Mongolia LLC 08/07/25 467,000 98.08 458
462
Transnet SOC, Ltd. 10/17/23 409,000 97.92 401
433
Transportadora de Gas Internacional SA ESP 09/08/25 147,000 102.01 150
150
Travelex Financing PLC 06/13/17 EUR 1,400,000 118.34 1,657
—
Travelex Issuerco, Ltd. 08/06/20 GBP 2,658,848 126.36 3,360
2,180
Trident TPI Holdings, Inc. 11/01/24 580,000 107.97 626
619
Trinidad Generation UnLimited 08/07/25 522,000 103.33 539
548
Triton Container International, Ltd. 02/19/21 305,208 99.84 305
282
Trivium Packaging Finance BV 05/21/25 EUR 240,000 113.19 272
289
TUI Cruises GmbH 11/19/24 EUR 120,000 105.95 127
141
Turk Telekomunikasyon AS 09/30/25 651,000 100.00 651
658
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 99.24 446
451
Turkiye Ihracat Kredi Bankasi AS 06/23/25 227,000 99.70 226
233
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 100.79 400
422
TVL Finance PLC 04/21/23 GBP 250,000 131.34 328
331
UKG, Inc. 12/09/24 166,000 102.85 171
171
Ukraine Government International Bond 04/23/15 195,000 46.44 91
165
Ukraine Government International Bond 08/30/24 149,083 45.27 67
76
Ukraine Government International Bond 08/30/24 172,000 47.87 82
95
Ukraine Government International Bond 10/10/24 1,211,000 54.60 661
616
Ukraine Government International Bond 10/15/25 564,000 42.57 240
233
Unibail-Rodamco-Westfield 10/03/25 EUR 500,000 121.35 607
597
UniCredit SpA 06/12/25 123,000 100.35 123
125
United Airlines, Inc. 07/09/24 160,000 99.20 159
160
United Rentals NA, Inc. 03/17/25 154,000 101.51 156
158
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 11/06/24 962,000 91.24 878
900
Univision Communications, Inc. 08/10/23 119,000 100.26 119
123
Univision Communications, Inc. 05/12/25 43,000 95.79 41
44
Upbound Group, Inc. 07/30/25 305,000 97.89 299
295
US Foods, Inc. 03/03/21 213,000 100.77 215
211

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
UWM Mortgage Trust 05/27/21 705,100 100.45 708
587
Uzbekneftegaz JSC 01/23/24 201,000 88.55 178
191
Var Energi ASA 07/24/23 111,000 102.21 113
118
Var Energi ASA 11/08/23 EUR 350,000 108.21 379
449
Venezuela Government International Bond 07/30/24 901,500 16.12 145
213
Venezuela Government International Bond 03/07/25 267,600 17.98 48
79
Venezuela Government International Bond 05/21/25 680,900 19.71 134
176
Venture CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,001
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
224
Venture Global Calcasieu Pass LLC 07/29/21 416,000 97.72 409
385
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
416
Venture Global LNG, Inc. 05/12/25 378,000 105.69 404
404
Venture Global Plaquemines LNG LLC 05/12/25 131,000 104.08 136
144
Venture Global Plaquemines LNG LLC 06/30/25 357,000 105.07 375
378
Veolia Environnement SA 09/17/25 EUR 400,000 118.17 473
464
VEON Holdings BV 12/09/24 207,000 91.42 189
194
Verde CLO, Ltd. 08/14/24 300,000 100.00 300
300
Verisure Midholding AB 01/15/21 EUR 300,000 120.79 362
348
Versant Media Group, Inc. 10/23/25 85,000 100.00 85
87
Verus Securitization Trust 02/08/21 1,000,000 99.98 1,000
773
Verus Securitization Trust 06/22/22 402,098 88.77 357
351
Vibrantz Technologies, Inc. 10/07/24 322,000 94.43 304
172
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 126,000 96.18 121
126
Videotron, Ltd. 04/05/24 104,000 98.87 103
104
Viking Cruises, Ltd. 09/29/25 1,168,000 100.00 1,168
1,186
Virgin Media Finance PLC 07/31/25 200,000 90.67 181
178
Virgin Media Vendor Financing PLC 06/03/20 GBP 250,000 125.83 315
319
Viridien 03/11/25 500,000 99.95 500
524
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 09/17/25 50,000 98.39 49
48
Vistra Operations Co. LLC 03/06/24 224,000 98.46 221
222
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
249
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
297
Vmed O2 UK Financing I PLC 06/27/25 EUR 241,000 118.77 286
283
Vodafone Group PLC 02/03/21 EUR 750,000 94.88 712
836
Vodafone Group PLC 01/30/23 EUR 550,000 107.38 591
653
Volkswagen International Finance NV 03/01/23 EUR 100,000 93.33 93
115
Volkswagen International Finance NV 08/29/23 EUR 200,000 108.86 218
266
VTB Bank 10/05/17 200,000 100.00 200
—
VTB Bank 10/18/18 714,000 105.07 750
—
Wayfair LLC 10/21/24 313,000 101.29 317
324
WBI Operating LLC 09/30/25 326,000 99.65 325
325
WBI Operating LLC 09/30/25 326,000 99.67 325
326
Weatherford International, Ltd. 05/17/22 202,000 94.98 192
206
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.81 373
416
Wells Fargo Mortgage Backed Securities Trust 02/14/20 16,711 100.71 17
14
Wells Fargo Mortgage Backed Securities Trust 08/10/20 145,601 102.77 150
127
Wells Fargo Mortgage Backed Securities Trust 09/17/20 187,475 102.11 191
165
Wells Fargo Mortgage Backed Securities Trust 03/12/21 655,920 101.26 664
546
White Cap Supply Holdings LLC 10/27/25 220,000 100.00 220
222
Williams Scotsman, Inc. 01/28/21 188,000 101.58 191
186
Wilsonart LLC 07/25/24 545,000 99.10 540
515
Wilton RE, Ltd. 09/17/25 132,000 99.77 132
131
Windstream Services LLC 09/25/25 477,000 100.00 477
476
Windstream Services LLC / Windstream Escrow Finance Corp. 05/12/25 65,000 103.56 67
66
Wingstop Funding LLC 11/19/24 900,000 100.00 900
927
Wintershall Dea Finance 2 BV 02/24/23 EUR 100,000 83.86 84
111
Wintershall Dea Finance 2 BV 04/29/25 EUR 250,000 113.81 285
299
WMG Acquisition Corp. 10/15/25 143,000 95.85 137
137
Worldline SA 09/16/24 EUR 6,602 106.98 7
7
Worldline SA 11/21/24 EUR 600,000 103.21 619
554
Worldline SA 06/03/25 EUR 400,000 107.64 420
367
Worldline SA 08/29/25 EUR 300,000 104.49 313
290
Worldline SA 08/29/25 EUR 500,000 103.98 523
500
Wynn Macau, Ltd. 09/17/25 113,000 101.64 115
114
Xerox Holdings Corp. 10/10/25 561,000 54.11 304
269

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
XPLR Infrastructure Operating Partners, LP 03/20/25 232,000 100.00 232
243
Yara International ASA 12/11/24 61,000 99.49 61
61
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 138 84.25 —
—
YPF SA 03/08/23 250,000 89.34 223
250
YPF SA 01/23/24 387,000 96.19 372
393
Zambia Government International Bond 06/28/24 221,310 90.58 203
213
Zaxbys Funding LLC 05/03/24 444,375 100.00 444
455
Zaxbys Funding LLC 05/13/24 718,125 88.43 635
675
Zayo Group Holdings, Inc. 10/28/24 134,085 88.15 118
123
Zayo Group Holdings, Inc. 11/01/24 274,541 99.62 274
261
Zegona Finance PLC 07/10/24 EUR 180,000 108.29 195
219
ZF Europe Finance BV 03/30/22 EUR 600,000 102.37 609
625
ZF Europe Finance BV 09/06/23 EUR 200,000 106.90 214
232
ZF Europe Finance BV 12/20/24 EUR 400,000 106.99 428
443
ZF Europe Finance BV 06/04/25 EUR 100,000 114.14 114
118
ZF North America Capital, Inc. 08/05/25 48,000 94.19 45 44
342,403
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 80 AUD 9,089 12/25
6
Euro-Bobl Futures 32 EUR 3,784 12/25
20
Long Gilt Futures 39 GBP 3,651 12/25
162
United States 2 Year Treasury Note Futures 357 USD 74,343 12/25
(68)
United States 5 Year Treasury Note Futures 130 USD 14,197 12/25
14
United States 10 Year Treasury Note Futures 37 USD 4,169 12/25
13
United States 10 Year Ultra Treasury Note Futures 20 USD 2,310 12/25
27
United States Treasury Long Bond Futures 40 USD 4,692 12/25
64
United States Treasury Ultra Bond Futures 21 USD 2,547 12/25 83
Short Positions
Euro-Bund Futures 39 EUR 5,046 12/25
(62)
Japanese 10 Year Government Bond Futures 8 JPY 1,088,320 12/25
46
United States 2 Year Treasury Note Futures 115 USD 23,948 12/25
21
United States 5 Year Treasury Note Futures 35 USD 3,822 12/25
—
United States 10 Year Treasury Note Futures 67 USD 7,549 12/25
(35)
United States 10 Year Ultra Treasury Note Futures 34 USD 3,927 12/25
(46)
United States Treasury Long Bond Futures 73 USD 8,563 12/25
(203)
United States Treasury Ultra Bond Futures 19 USD 2,305 12/25 (73)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (31)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 122 EUR 105 12/17/25 (1)
Bank of America USD 129 EUR 110 12/17/25 (2)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 159 EUR 135 12/17/25 (3)
Bank of America USD 13 GBP 10 12/17/25 —
Bank of America USD 962 THB 31,149 11/10/25 1
Bank of America USD 94 TRY 3,992 11/10/25 —
Bank of America USD 1,564 TRY 67,096 11/10/25 26
Bank of America USD 670 ZAR 11,602 11/10/25 (1)
Bank of America CZK 973 USD 46 11/10/25 —
Bank of America CZK 19,823 USD 958 11/10/25 19
Bank of America EUR 12 USD 14 12/17/25 —
Bank of America EUR 61 USD 71 12/17/25 1
Bank of America EUR 85 USD 100 12/17/25 2
Bank of America EUR 100 USD 118 12/17/25 2
Bank of America EUR 201 USD 237 12/17/25 5
Bank of America HKD 7,403 USD 952 11/10/25 —
Bank of America HUF 12,357 USD 37 11/10/25 —
Bank of America HUF 319,336 USD 960 11/10/25 11
Bank of America MXN 5,261 USD 284 11/10/25 1
Bank of America PLN 3,616 USD 985 11/10/25 6
Bank of America SGD 862 USD 670 11/10/25 8
Bank of America THB 21,494 USD 665 11/10/25 —
Bank of New York USD 2,376 CAD 3,312 11/10/25 (14)
BNP Paribas CAD 256 USD 183 11/28/25 —
BNP Paribas CHF 3,237 USD 4,080 11/10/25 55
BNP Paribas EUR 4,929 USD 5,813 12/17/25 117
BNP Paribas GBP 464 USD 630 12/17/25 20
HSBC USD 115 CAD 160 11/10/25 —
HSBC USD 1,212 EUR 1,048 11/10/25 (5)
HSBC USD 73 EUR 63 12/17/25 —
HSBC USD 67 NOK 675 11/10/25 (1)
HSBC USD 21 ZAR 362 11/10/25 —
HSBC CHF 121 USD 151 11/10/25 1
HSBC EUR 28 USD 33 12/17/25 —
HSBC EUR 39 USD 46 12/17/25 1
HSBC GBP 20 USD 27 11/10/25 —
HSBC GBP 8 USD 10 12/17/25 —
HSBC HKD 339 USD 44 11/10/25 —
HSBC JPY 164,479 USD 1,068 11/10/25 —
HSBC MXN 244 USD 13 11/10/25 —
HSBC SEK 547 USD 58 11/10/25 —
HSBC SGD 41 USD 31 11/10/25 —
JPMorgan Chase USD 3,795 EUR 3,226 11/10/25 (76)
JPMorgan Chase USD 582 EUR 500 11/28/25 (6)
JPMorgan Chase USD 58 GBP 44 11/28/25 —
JPMorgan Chase EUR 21,860 USD 25,419 11/28/25 188
JPMorgan Chase GBP 6,580 USD 8,765 11/28/25 120

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley EUR 4,929 USD 5,800 12/17/25 105
Morgan Stanley GBP 464 USD 628 12/17/25 18
Royal Bank of Canada EUR 4,929 USD 5,810 12/17/25 115
Royal Bank of Canada GBP 464 USD 629 12/17/25 19
Standard Chartered EUR 4,929 USD 5,801 12/17/25 106
Standard Chartered GBP 464 USD 628 12/17/25 18
State Street USD 977 BRL 5,268 11/10/25 1
State Street USD 30 CLP 28,241 11/10/25 —
State Street USD 946 CLP 911,537 11/10/25 21
State Street USD 28 COP 107,557 11/10/25 —
State Street USD 662 COP 2,600,167 11/10/25 12
State Street USD 24 EUR 21 12/17/25 —
State Street USD 37 IDR 618,063 11/10/25 —
State Street USD 956 IDR 15,928,282 11/10/25 2
State Street USD 949 INR 84,372 11/10/25 2
State Street USD 13 MYR 53 11/10/25 —
State Street USD 287 MYR 1,202 11/10/25 1
State Street USD 1,678 NOK 16,704 11/10/25 (29)
State Street BRL 1,528 USD 283 11/10/25 (1)
State Street EUR 11 USD 13 12/17/25 —
State Street EUR 30 USD 35 12/17/25 —
State Street EUR 50 USD 58 12/17/25 —
State Street EUR 85 USD 101 12/17/25 2
State Street GBP 12 USD 16 12/17/25 —
State Street GBP 17 USD 23 12/17/25 1
State Street INR 84,372 USD 951 11/10/25 1
State Street KRW 69,638 USD 49 11/10/25 —
State Street KRW 932,813 USD 663 11/10/25 10
State Street SEK 15,771 USD 1,686 11/10/25 25
State Street TWD 1,087 USD 35 11/10/25 —
State Street TWD 20,268 USD 666 11/10/25 7
Westpac GBP 386 USD 518 11/10/25 11
Westpac JPY 100,852 USD 688 11/10/25 33
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 955
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 15,061 $ 257
$ —
$ 15,318
Corporate Bonds and Notes — 150,930 —
—
150,930

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
International Debt — 156,285 —
—
156,285
Mortgage-Backed Securities — 66,177 —
—
66,177
Non-US Bonds — 50,468 —
—
50, 4 68
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 182
—
182
Financial Services — — —
—
—
Materials and Processing — — 2,880
—
2,880
Producer Durables — — 2,968
—
2,968
Preferred Stocks — 70 — — 70
Warrants and Rights — — — — —
Short-Term Investments — 2,000 — 41,268 43,268
Total Investments
— 440,991 6,287 41,268 488,546
Other Financial Instruments
Assets
Futures Contracts 456 — — — 456
Foreign Currency Exchange Contracts — 1,094 — — 1,094
Liabilities
Futures Contracts (487) — — — (487)
Foreign Currency Exchange Contracts — (139) — — (139)
Total Other Financial Instruments
*
$ (31) $ 955 $ — $ — $ 924
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 257
Common Stocks
Energy Other* 182
Materials and Processing Discounted cash flow*** Discount rate** 17.1% 2,880
Market approach*** EBITDA multiple**** 8.59x
Discount to guideline comparables 12.3%
Producer Durables Discounted cash flow*** Discount rate** 13.3% 2,968
Market approach*** EBITDA multiple**** 6.41x
Discount to guideline comparables 30.3%
Total Investments 6,287
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2025 were less than 1% of net assets.
**  The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
10/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
10/31/2025
Long-Term Fixed Income
Investments
Asset Backed Securities $ 264 $ — $ — $ — $ — $ — $ — $ (7) $ 257 $ (7)
Common Stocks
Energy 183 — — — — — — (1) 182 (1)
Material Processing 3,718 — — — — — — (838) 2,880 (838)
Producer Durables 3,188 — — — — — — (220) 2,968 (220)
Short-Term Investments 408 — — — — — 483 75 — —
Total Investments
$ 7,761 $ — $ — $ — $ — $ — $ 483 $ (991) $ 6,287 $ (1,066)
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
970 0 .2
Argentina ............................................................................................
3,267 0 .7
Australia .............................................................................................
135 — **
Azerbaijan ..........................................................................................
438 0 .1
Bahrain ...............................................................................................
2,865 0 .6
Belarus ...............................................................................................
483 0 .1
Belgium ..............................................................................................
485 0 .1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Benin ..................................................................................................
213 — **
Bermuda .............................................................................................
282 0 .1
Bolivia, Plurinational State of ............................................................
163 — **
Brazil ..................................................................................................
4,980 1 .0
Canada ................................................................................................
9,404 1 .9
Cayman Islands ..................................................................................
15,359 3 .1
Chile ...................................................................................................
3,783 0 .8
China ..................................................................................................
1,860 0 .4
Colombia ............................................................................................
3,324 0 .7
Costa Rica ..........................................................................................
1,395 0 .3
Czech Republic ..................................................................................
1,585 0 .3
Denmark .............................................................................................
1,773 0 .4
Dominican Republic ..........................................................................
2,948 0 .6
Ecuador ..............................................................................................
1,331 0 .3
Egypt ..................................................................................................
2,507 0 .5
El Salvador .........................................................................................
1,263 0 .3
Finland ...............................................................................................
1,553 0 .3
France .................................................................................................
11,572 2 .3
Gabon .................................................................................................
155 — **
Georgia ...............................................................................................
423 0 .1
Germany .............................................................................................
11,265 2 .3
Ghana .................................................................................................
694 0 .1
Guatemala ..........................................................................................
610 0 .1
Hong Kong .........................................................................................
1,038 0 .2
Hungary ..............................................................................................
2,744 0 .5
India ...................................................................................................
1,026 0 .2
Indonesia ............................................................................................
4,228 0 .9
Ireland ................................................................................................
2,751 0 .5
Israel ...................................................................................................
903 0 .2
Italy ....................................................................................................
6,506 1 .3
Ivory Coast .........................................................................................
601 0 .1
Jamaica ...............................................................................................
899 0 .2
Japan ..................................................................................................
1,236 0 .2
Jersey ..................................................................................................
351 0 .1
Jordan .................................................................................................
462 0 .1
Kazakhstan .........................................................................................
1,713 0 .3
Kenya .................................................................................................
875 0 .2
Kuwait ................................................................................................
2,720 0 .5
Lebanon ..............................................................................................
337 0 .1
Luxembourg .......................................................................................
2,711 0 .5
Macao .................................................................................................
114 — **
Malaysia .............................................................................................
2,918 0 .6
Mexico ...............................................................................................
8,136 1 .6
Mongolia ............................................................................................
667 0 .1
Morocco .............................................................................................
1,276 0 .3
Netherlands ........................................................................................
1,220 0 .2

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Nigeria ................................................................................................
1,487 0 .3
Norway ...............................................................................................
951 0 .2
Oman ..................................................................................................
3,091 0 .6
Pakistan ..............................................................................................
1,300 0 .3
Panama ...............................................................................................
3,882 0 .8
Paraguay .............................................................................................
616 0 .1
Peru ....................................................................................................
3,048 0 .6
Philippines ..........................................................................................
2,437 0 .5
Poland ................................................................................................
2,367 0 .5
Portugal ..............................................................................................
354 0 .1
Puerto Rico .........................................................................................
210 — **
Qatar ...................................................................................................
701 0 .1
Romania .............................................................................................
2,608 0 .5
Russia .................................................................................................
886 0 .2
Saudi Arabia .......................................................................................
5,502 1 .1
Senegal ...............................................................................................
187 — **
Serbia .................................................................................................
985 0 .2
Singapore ...........................................................................................
— *** — **
South Africa .......................................................................................
3,257 0 .7
South Korea .......................................................................................
260 0 .1
Spain ..................................................................................................
1,472 0 .3
Sri Lanka ............................................................................................
807 0 .2
Sweden ...............................................................................................
667 0 .1
Switzerland ........................................................................................
782 0 .2
Thailand .............................................................................................
617 0 .1
Trinidad and Tobago ..........................................................................
809 0 .2
Turkey ................................................................................................
4,534 0 .9
Ukraine ...............................................................................................
1,851 0 .4
United Arab Emirates .........................................................................
4,188 0 .8
United Kingdom .................................................................................
14,599 2 .9
United States ......................................................................................
286,715 57 .6
Uruguay ..............................................................................................
1,981 0 .4
Uzbekistan ..........................................................................................
1,340 0 .3
Venezuela, Bolivarian Republic of ....................................................
805 0 .2
Zambia ...............................................................................................
733 0 .1
Total Investments ............................................................................... 488,546 98 .2
**
Less than .05% of net assets.
***
Less than $500.

See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,094 $ —
Variation margin on futures contracts* — 456
Total
$ 1,094 $ 456
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 487
Unrealized depreciation on foreign currency exchange contracts 139 —
Total
$ 139 $ 487
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (1,098)
Credit default swap contracts 17 — —
Foreign currency exchange contracts — (2,658) —
Total
$ 17 $ (2,658) $ (1,098)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 1,227
Foreign currency exchange contracts — 946 —
Total
$ — $ 946 $ 1,227
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 319
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,094 $ — $ 1,094
Total Financial and Derivative Assets
1,094 — 1,094
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,094 $ — $ 1,094
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 83 $ 8 $ — $ 75
BNP Paribas
192 — — 192
HSBC
2 1 — 1
JPMorgan Chase
308 5 — 303
Morgan Stanley
123 — — 123
Royal Bank of Canada
133 — — 133
Standard Chartered
123 — — 123
State Street
86 30 — 56
Westpac
44 — — 44
Total
$ 1,094 $ 44 $ — $ 1,050

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
320 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 139 $ — $ 139
Total Financial and Derivative Liabilities
139 — 139
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 139 $ — $ 139
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 8 $ 8 $ — $ —
Bank of New York 14 — — 14
HSBC 6 1 — 5
JPMorgan Chase 81 5 — 76
State Street 30 30 — —
Total
$ 139 $ 44 $ — $ 95
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 321
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 495,135
Investments, at fair value(>) ........................................................................................................................................................
488,546
Cash .............................................................................................................................................................................................. 625
Foreign currency holdings(^) ....................................................................................................................................................... 72
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,094
Receivables:
Dividends and interest ...................................................................................................................................................... 5,503
Dividends from affiliated funds ....................................................................................................................................... 163
Investments sold ............................................................................................................................................................... 90
Fund shares sold ............................................................................................................................................................... 640
Foreign capital gains taxes recoverable ........................................................................................................................... 9
From broker(a) ................................................................................................................................................................. 5,115
Variation margin on futures contracts .............................................................................................................................. 211
Total assets ...............................................................................................................................................................
502,068
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 3,439
Fund shares redeemed ...................................................................................................................................................... 379
Accrued fees to affiliates .................................................................................................................................................. 249
Other accrued expenses .................................................................................................................................................... 221
Variation margin on futures contracts .............................................................................................................................. 239
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 139
Total liabilities ...........................................................................................................................................................
4,666
Net Assets ...............................................................................................................................................................
$ 497,402

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
322 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (140,772)
Shares of beneficial interest .........................................................................................................................................................
567
Additional paid-in capital ............................................................................................................................................................
637,607
Net Assets ...............................................................................................................................................................
$ 497,402
(>)   Investments in affiliates, U.S. Cash Management Fund $ 41,268
(^)     Foreign currency holdings - cost $ 73
(a)     Receivable from Broker for Futures $ 5,115
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.71
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.05
Class A — Net assets ........................................................................................................................................................... $ 4,766,471
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 547,479
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.58
Class C — Net assets ........................................................................................................................................................... $ 1,937,785
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 225,742
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.77
Class M — Net assets .......................................................................................................................................................... $ 52,396,984
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 5,976,722
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.77
Class S — Net assets ............................................................................................................................................................ $ 339,303,868
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 38,678,142
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.77
Class Y — Net assets ........................................................................................................................................................... $ 98,997,352
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,283,536
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 323
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 28,072
Dividends from affiliated funds ....................................................................................................................................... 1,533
Dividends ......................................................................................................................................................................... 242
Less foreign taxes withheld ............................................................................................................................................. (4)
Total investment income ..............................................................................................................................................................
29,843
Expenses
Advisory fees ................................................................................................................................................................... 2,760
Administrative fees .......................................................................................................................................................... 227
Custodian fees .................................................................................................................................................................. 107
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 108
Transfer agent fees - Class S ............................................................................................................................................ 686
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 188
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 89
Miscellaneous .................................................................................................................................................................. 41
Expenses before reductions .............................................................................................................................................. 4,361
Expense reductions .......................................................................................................................................................... (958)
Net expenses ................................................................................................................................................................................
3,403
Net investment income (loss) .......................................................................................................................................................
26,440
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,362
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (1,098)
Foreign currency exchange contracts ............................................................................................................................... (2,658)
Credit default swap contracts ........................................................................................................................................... 17
Foreign currency-related transactions .............................................................................................................................. (112)
Net realized gain (loss) ................................................................................................................................................................
(1,494)
Net change in unrealized appreciation (depreciation) on:
Invest ments ...................................................................................................................................................................... 9,937
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,227
Foreign currency exchange contracts ............................................................................................................................... 946
Foreign currency-related transactions .............................................................................................................................. (9)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,102
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,608
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 37,048

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
324 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 26,440 $ 25,180
Net realized gain (loss) ................................................................................................................ (1,494) (23,647)
Net change in unrealized appreciation (depreciation) ................................................................. 12,102 57,384
Net increase (decrease) in net assets from operations ....................................................................... 37,048 58,917
Distributions
To shareholders
Class A ..................................................................................................................................... (243) (155)
Class C ..................................................................................................................................... (77) (69)
Class M .................................................................................................................................... (3,359) (2,886)
Class S ...................................................................................................................................... (20,522) (16,648)
Class Y ..................................................................................................................................... (4,180) (2,968)
Net decrease in net assets from distributions ..................................................................................... (28,381) (22,726)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 29,801 (68,125)
Total Net Increase (Decrease) in Net Assets ...................................................................
38,468 (31,934)
Net Assets
Beginning of period ........................................................................................................................... 458,934 490,868
End of period ......................................................................................................................................
$ 497,402 $ 458,934

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 325
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 321 $ 2,739 96 $ 797
Proceeds from reinvestment of distributions 28 243 19 155
Payments for shares redeemed (186) (1,592) (98) (819)
Net increase (decrease)
163 1,390 17 133
Class C
Proceeds from shares sold 99 838 33 274
Proceeds from reinvestment of distributions 9 77 8 68
Payments for shares redeemed (59) (499) (66) (544)
Net increase (decrease)
49 416 (25) (202)
Class M
Proceeds from shares sold 1,535 13,157 2,248 19,005
Proceeds from reinvestment of distributions 393 3,358 348 2,885
Payments for shares redeemed (3,584) (30,650) (1,385) (11,594)
Net increase (decrease)
(1,656) (14,135) 1,211 10,296
Class S
Proceeds from shares sold 12,050 103,155 7,719 64,996
Proceeds from reinvestment of distributions 2,399 20,502 2,005 16,630
Payments for shares redeemed (14,183) (121,410) (19,466) (159,095)
Net increase (decrease)
266 2,247 (9,742) (77,469)
Class Y
Proceeds from shares sold 5,253 45,261 123 1,030
Proceeds from reinvestment of distributions 488 4,179 357 2,968
Payments for shares redeemed (1,128) (9,557) (579) (4,881)
Net increase (decrease)
4,613 39,883 (99) (883)
Total increase (decrease)
3,435 $ 29,801 (8,638) $ (68,125)

See accompanying notes which are an integral part of the financial statements.
326 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.56 7.88 7.70 9.43 8.95
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.45 .46 .42 .38 .31
$ Net Realized and Unrealized Gain (Loss) .20 .63 .09 (1.70) .46
$ Total from Investment Operations .65 1.09 .51 (1.32) .77
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.50) (.41) (.33) (.41) (.29)
$ Total Distributions (.50) (.41) (.33) (.41) (.29)
$ Net Asset Value, End of Period 8.71 8.56 7.88 7.70 9.43
% Total Return
(±)
7.85 14.19 6.63 (14.40) 8.65
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,766 3,287 2,897 2,839 3,100
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.19 1.34 1.61 1.60 1.60
% Expenses, Net
(Ƃ)
.98 1.00 1.01 1.04 1.08
% Net Investment Income
(Ƃ)
5.29 5.50 5.30 4.46 3.33
% Portfolio Turnover Rate 75 67 55 47 51
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.44 7.79 7.63 9.35 8.89
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.38 .39 .36 .31 .24
$ Net Realized and Unrealized Gain (Loss) .19 .62 .09 (1.68) .44
$ Total from Investment Operations .57 1.01 .45 (1.37) .68
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.36) (.29) (.35) (.22)
$ Total Distributions (.43) (.36) (.29) (.35) (.22)
$ Net Asset Value, End of Period 8.58 8.44 7.79 7.63 9.35
% Total Return 7.04 13.24 5.88 (15.08) 7.73
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,938 1,494 1,571 1,764 2,686
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.94 2.10 2.36 2.35 2.35
% Expenses, Net
(Ƃ)
1.73 1.75 1.76 1.79 1.83
% Net Investment Income
(Ƃ)
4.52 4.74 4.53 3.67 2.60
% Portfolio Turnover Rate 75 67 55 47 51

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 327
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.61 7.92 7.73 9.47 8.99
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.48 .49 .45 .41 .34
$ Net Realized and Unrealized Gain (Loss) .20 .63 .08 (1.71) .46
$ Total from Investment Operations .68 1.12 .53 (1.30) .80
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.52) (.43) (.34) (.44) (.32)
$ Total Distributions (.52) (.43) (.34) (.44) (.32)
$ Net Asset Value, End of Period 8.77 8.61 7.92 7.73 9.47
% Total Return 8.24 14.53 6.94 (14.19) 8.91
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 52,397 65,722 50,885 82,621 102,177
Ratio to average net assets:
– – – – –
% Expenses, Gross .94 1.09 1.36 1.35 1.35
% Expenses, Net
(Ƃ)
.68 .70 .71 .74 .78
% Net Investment Income
(Ƃ)
5.59 5.80 5.56 4.77 3.61
% Portfolio Turnover Rate 75 67 55 47 51
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.62 7.93 7.74 9.48 9.00
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.48 .48 .44 .40 .34
$ Net Realized and Unrealized Gain (Loss) .19 .64 .09 (1.71) .45
$ Total from Investment Operations .67 1.12 .53 (1.31) .79
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.52) (.43) (.34) (.43) (.31)
$ Total Distributions (.52) (.43) (.34) (.43) (.31)
$ Net Asset Value, End of Period 8.77 8.62 7.93 7.74 9.48
% Total Return 8.05 14.46 6.90 (14.22) 8.85
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 339,304 330,956 381,847 497,914 624,965
Ratio to average net assets:
– – – – –
% Expenses, Gross .94 1.09 1.36 1.35 1.35
% Expenses, Net
(Ƃ)
.73 .75 .76 .79 .83
% Net Investment Income
(Ƃ)
5.55 5.74 5.52 4.71 3.56
% Portfolio Turnover Rate 75 67 55 47 51

See accompanying notes which are an integral part of the financial statements.
328 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.62 7.93 7.74 9.47 8.99
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.48 .49 .45 .41 .36
$ Net Realized and Unrealized Gain (Loss) .19 .64 .08 (1.70) .44
$ Total from Investment Operations .67 1.13 .53 (1.29) .80
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.52) (.44) (.34) (.44) (.32)
$ Total Distributions (.52) (.44) (.34) (.44) (.32)
$ Net Asset Value, End of Period 8.77 8.62 7.93 7.74 9.47
% Total Return 8.13 14.53 6.96 (14.06) 8.93
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 98,997 57,475 53,668 15,861 3,352
Ratio to average net assets:
– – – – –
% Expenses, Gross .75 .89 1.16 1.16 1.14
% Expenses, Net
(Ƃ)
.65 .67 .68 .71 .75
% Net Investment Income
(Ƃ)
5.60 5.82 5.70 5.00 3.81
% Portfolio Turnover Rate 75 67 55 47 51

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 200,214
Administrative fees 19,957
Distribution fees 2,157
Shareholder servicing fees 381
Transfer agent fees 25,114
Trustees' fees 1,352
$ 249,175
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 40,165 $ 362,577 $ 361,470 $ (5) $ 1 $ 41,268 $ 1,533 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 499,113,302 $ 27,967,696 $ (38,451,875) $ (10,484,179)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 7,976,060 $ (138,260,746) $ (10,486,957) $ — $ (140,771,643)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 28,380,571 $ — $ — $ 22,726,334 $ — $ —

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 95.4%
Asset-Backed Securities - 0.1%
Oklahoma Development Finance
Authority Revenue Bonds
Series 2022-OGE Class A2
4.851% due 02/01/45 230 232
Series 2022-PSO Class A2
4.623% due 06/01/44 145 144
376
Municipal Bonds - 10.9%
Alabama Federal Aid Highway Finance
Authority Revenue Bonds
2.650% due 09/01/37 30 25
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 250 287
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 190 228
6.449% due 02/15/44 105 113
8.084% due 02/15/50 410 527
Bay Area Toll Authority Revenue
Bonds
6.263% due 04/01/49 595 649
7.043% due 04/01/50 385 450
6.907% due 10/01/50 220 255
3.126% due 04/01/55 270 190
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 140 134
4.353% due 06/01/41 165 154
California State University Revenue
Bonds
3.899% due 11/01/47 200 170
2.897% due 11/01/51 120 87
2.975% due 11/01/51 360 254
2.719% due 11/01/52 105 71
2.939% due 11/01/52 85 59
5.183% due 11/01/53 70 69
Central Puget Sound Regional Transit
Authority Revenue Bonds
5.491% due 11/01/39 100 104
Charlotte-Mecklenburg Hospital
Authority (The) Revenue Bonds
3.204% due 01/15/51 100 70
Chicago O'Hare International Airport
Revenue Bonds
6.395% due 01/01/40 215 241
4.472% due 01/01/49 100 89
4.572% due 01/01/54 180 160
Chicago Transit Authority Sales and
Transfer Tax Receipts Revenue
Bonds
6.899% due 12/01/40 676 762
Chicago Transit Authority Sales Tax
Receipts Fund Revenue Bonds
6.200% due 12/01/40 195 205
City of Houston General Obligation
Limited
3.961% due 03/01/47 235 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City of Los Angeles Department of
Airports Customer Facility Charge
Revenue Bonds
4.242% due 05/15/48 (µ) 160 139
City of New York General Obligation
Unlimited
4.610% due 09/01/37 145 144
5.517% due 10/01/37 110 113
6.271% due 12/01/37 265 288
5.264% due 10/01/44 120 120
6.291% due 02/01/45 490 529
5.559% due 10/01/45 240 241
5.094% due 10/01/49 120 115
5.372% due 10/01/51 40 40
5.263% due 10/01/52 160 159
5.828% due 10/01/53 160 170
5.114% due 10/01/54 105 102
5.935% due 02/01/55 140 152
6.385% due 02/01/55 190 203
5.392% due 10/01/55 240 241
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 26
City of San Antonio Electric and Gas
Systems Revenue Bonds
5.985% due 02/01/39 165 176
5.808% due 02/01/41 335 349
4.427% due 02/01/42 110 104
5.569% due 02/01/50 365 366
Commonwealth Financing Authority
Revenue Bonds
3.864% due 06/01/38 165 153
4.144% due 06/01/38 255 241
2.991% due 06/01/42 95 73
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 345 356
2.900% due 09/01/49 240 167
Commonwealth of Massachusetts
Transportation Fund Revenue Bonds
5.731% due 06/01/40 120 126
County of Broward Airport System
Revenue Bonds
3.477% due 10/01/43 140 119
County of Clark Department of
Aviation Revenue Bonds
6.820% due 07/01/45 315 355
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 160 149
County of Miami-Dade Seaport
Department Revenue Bonds
6.224% due 11/01/55 160 166
County of Miami-Dade Transit System
Revenue Bonds
2.600% due 07/01/42 95 73
County of Riverside Revenue Bonds
3.818% due 02/15/38 90 86
Dallas Area Rapid Transit Revenue
Bonds

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
332 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.999% due 12/01/44 75 80
2.613% due 12/01/48 440 306
5.022% due 12/01/48 150 144
Dallas Convention Center Hotel
Development Corp. Revenue Bonds
7.088% due 01/01/42 130 147
Dallas County Hospital District
General Obligation Limited
5.621% due 08/15/44 130 132
Dallas Fort Worth International Airport
Revenue Bonds
2.994% due 11/01/38 145 127
3.089% due 11/01/40 85 70
2.843% due 11/01/46 315 232
2.919% due 11/01/50 365 262
4.087% due 11/01/51 45 37
4.507% due 11/01/51 355 314
District of Columbia Water and Sewer
Authority Revenue Bonds
4.814% due 10/01/14 115 102
East Bay Municipal Utility District
Water System Revenue Bonds
5.874% due 06/01/40 170 181
Empire State Development Corp.
Revenue Bonds
5.770% due 03/15/39 200 208
Foothill-Eastern Transportation
Corridor Agency Revenue Bonds
4.094% due 01/15/49 135 109
3.924% due 01/15/53 (µ) 165 127
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.115% due 06/01/38 90 79
3.714% due 06/01/41 145 114
3.293% due 06/01/42 110 92
4.214% due 06/01/50 490 363
Grand Parkway Transportation Corp.
Revenue Bonds
5.184% due 10/01/42 95 98
3.236% due 10/01/52 570 406
Idaho Energy Resources Authority
Revenue Bonds
2.861% due 09/01/46 85 61
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 155 117
JobsOhio Beverage System Revenue
Bonds
2.833% due 01/01/38 95 81
Kansas Development Finance Authority
Revenue Bonds
4.927% due 04/15/45 115 113
2.774% due 05/01/51 (µ) 105 76
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 245 277
Los Angeles County Public Works
Financing Authority Revenue Bonds
7.618% due 08/01/40 120 144
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Los Angeles Department of Water and
Power Revenue Bonds
6.574% due 07/01/45 325 351
6.603% due 07/01/50 180 193
Louisiana Local Government
Environmental Facilities and
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 450 467
Series 2022-ELL Class A3
4.275% due 02/01/36 155 153
Series 2022-ELL Class A4
4.475% due 08/01/39 501 491
Louisville and Jefferson County
Metropolitan Sewer District
Revenue Bonds
6.250% due 05/15/43 95 101
Maryland Economic Development
Corp. Revenue Bonds
5.433% due 05/31/56 125 122
5.942% due 05/31/57 145 148
Maryland Health and Higher
Educational Facilities Authority
Revenue Bonds
3.052% due 07/01/40 155 122
3.197% due 07/01/50 90 63
Massachusetts Educational Financing
Authority Revenue Bonds
6.352% due 07/01/49 105 110
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 140 147
Metropolitan Government of Nashville
and Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 125 135
Metropolitan Transportation Authority
Dedicated Tax Fund Revenue Bonds
7.336% due 11/15/39 285 339
Metropolitan Transportation Authority
Revenue Bonds
6.668% due 11/15/39 160 175
6.814% due 11/15/40 60 67
Metropolitan Washington Airports
Authority Dulles Toll Road Revenue
Bonds
7.462% due 10/01/46 265 320
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 200 210
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 205 173
Michigan State University Revenue
Bonds
4.496% due 08/15/48 155 142
4.165% due 08/15/22 190 143
Michigan Strategic Fund Revenue
Bonds
3.225% due 09/01/47 90 70

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Missouri State Health and Educational
Facilities Authority Revenue Bonds
3.229% due 05/15/50 205 149
3.652% due 08/15/57 250 188
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 516 567
6.655% due 04/01/57 425 468
7.055% due 04/01/57 271 308
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 195 218
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 629 761
7.102% due 01/01/41 845 988
New York City Municipal Water
Finance Authority Revenue Bonds
5.750% due 06/15/41 75 78
5.724% due 06/15/42 165 169
5.952% due 06/15/42 90 95
6.011% due 06/15/42 295 313
5.440% due 06/15/43 310 310
5.882% due 06/15/44 140 145
New York City Transitional Finance
Authority Revenue Bonds
4.375% due 05/01/37 105 102
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 185 192
5.600% due 03/15/40 140 145
4.946% due 08/01/48 (µ) 225 199
5.832% due 07/01/55 150 161
North Texas Tollway Authority
Revenue Bonds
6.718% due 01/01/49 375 422
Ohio State University (The) Revenue
Bonds
4.910% due 06/01/40 305 301
4.800% due 06/01/11 230 200
Ohio Turnpike and Infrastructure
Commission Revenue Bonds
3.216% due 02/15/48 130 97
Oklahoma Development Finance
Authority Revenue Bonds
4.380% due 11/01/45 120 116
5.087% due 02/01/52 240 234
Series 2022-ONG Class A3
4.714% due 05/01/52 350 331
Oregon State University Revenue
Bonds
3.424% due 03/01/60 (µ) 80 58
Pennsylvania Economic Development
Financing Authority Revenue Bonds
5.689% due 06/01/54 345 352
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 121
2.840% due 09/01/50 95 65
Pennsylvania Turnpike Commission
Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.511% due 12/01/45 110 110
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 72
3.100% due 07/01/49 145 111
Permanent University Fund -
University of Texas System Revenue
Bonds
3.376% due 07/01/47 100 77
Port Authority of New York and New
Jersey Revenue Bonds
5.647% due 11/01/40 465 498
4.960% due 08/01/46 270 261
5.310% due 08/01/46 195 193
4.031% due 09/01/48 75 63
3.139% due 02/15/51 310 230
4.926% due 10/01/51 395 373
5.072% due 07/15/53 170 164
4.229% due 10/15/57 140 117
3.175% due 07/15/60 110 73
4.458% due 10/01/62 885 763
4.810% due 10/15/65 235 217
3.287% due 08/01/69 85 56
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 63
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 230 252
6.583% due 05/15/49 170 185
3.006% due 05/15/50 310 209
4.563% due 05/15/53 320 281
3.256% due 05/15/60 435 285
3.706% due 05/15/20 175 114
Regional Transportation District Sales
Tax Revenue Bonds
5.844% due 11/01/50 80 83
Rutgers The State University of New
Jersey Revenue Bonds
5.665% due 05/01/40 95 99
3.270% due 05/01/43 290 239
3.915% due 05/01/19 245 169
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 340 280
3.587% due 01/01/43 155 134
3.820% due 01/01/48 140 113
4.787% due 01/01/48 80 74
Salt River Project Agricultural
Improvement and Power District
Revenue Bonds
4.839% due 01/01/41 415 410
San Diego County Regional
Transportation Commission
Revenue Bonds
5.911% due 04/01/48 135 140
San Diego County Water Authority
Revenue Bonds

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
334 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.138% due 05/01/49 240 253
San Francisco City and County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 165 186
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 330 256
South Carolina Public Service
Authority Revenue Bonds
6.454% due 01/01/50 250 275
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 76
4.600% due 04/01/38 115 117
7.550% due 04/01/39 1,375 1,676
7.300% due 10/01/39 755 886
7.350% due 11/01/39 385 454
7.625% due 03/01/40 525 641
7.600% due 11/01/40 940 1,165
5.875% due 10/01/41 515 540
5.200% due 03/01/43 145 145
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 620 645
4.681% due 04/01/40 180 175
State of Wisconsin Revenue Bonds
3.954% due 05/01/36 120 116
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 780 801
Texas Private Activity Bond Surface
Transportation Corp. Revenue
Bonds
3.922% due 12/31/49 330 268
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 350 251
United Nations Development Corp.
Revenue Bonds
6.536% due 08/01/55 150 162
University of California Revenue
Bonds
3.071% due 05/15/51 465 321
4.858% due 05/15/12 395 344
4.767% due 05/15/15 225 191
University of Michigan Revenue Bonds
2.437% due 04/01/40 250 190
3.599% due 04/01/47 75 65
2.562% due 04/01/50 85 55
3.504% due 04/01/52 257 195
4.454% due 04/01/22 620 502
University of Minnesota Revenue
Bonds
4.048% due 04/01/52 350 288
University of Nebraska Facilities Corp.
(The) Revenue Bonds
3.037% due 10/01/49 130 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
University of Pittsburgh of the
Commonwealth System of Higher
Education Tax Revenue Bonds
3.555% due 09/15/19 150 99
University of Texas System Revenue
Bonds
4.794% due 08/15/46 50 48
3.354% due 08/15/47 95 73
2.439% due 08/15/49 410 258
University of Virginia Revenue Bonds
2.256% due 09/01/50 220 131
2.584% due 11/01/51 95 60
4.179% due 09/01/17 180 139
3.227% due 09/01/19 240 143
46,889
United States Government Agencies - 15.5%
Federal Farm Credit Bank Funding
Corp.
5.400% due 10/04/38 374 373
2.750% due 03/07/39 485 390
1.950% due 08/13/40 536 367
3.700% due 03/24/42 856 718
5.370% due 10/23/45 350 349
5.860% due 12/02/49 124 121
Federal Home Loan Bank
5.625% due 03/14/36 1,725 1,898
5.500% due 07/15/36 8,570 9,410
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 1,011 1,149
4.447% due 09/15/36 (ž) 3,074 1,915
4.695% due 11/15/38 (ž) 2,128 1,170
Series 1
4.748% due 11/15/38 (ž) 6,686 3,652
Federal National Mortgage Association
5.625% due 07/15/37 5,713 6,340
6.210% due 08/06/38 2,368 2,767
Tennessee Valley Authority
4.650% due 06/15/35 580 595
5.880% due 04/01/36 8,529 9,577
6.150% due 01/15/38 4,484 5,202
5.500% due 06/15/38 2,739 2,994
5.250% due 09/15/39 11,346 12,096
3.500% due 12/15/42 5,772 4,879
4.250% due 09/15/52 753 652
66,614
United States Government Treasuries - 68.9%
United States Treasury Notes
4.500% due 02/15/36 16,227 16,820
4.750% due 02/15/37 10,195 10,754
5.000% due 05/15/37 13,175 14,190
4.375% due 02/15/38 13,851 14,052
4.500% due 05/15/38 15,663 16,077
3.500% due 02/15/39 15,940 14,667
4.250% due 05/15/39 23,840 23,598
4.500% due 08/15/39 25,478 25,804
4.375% due 11/15/39 27,381 27,308

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 02/15/40 27,611 28,241
1.125% due 05/15/40 36,929 23,756
4.375% due 05/15/40 26,719 26,573
1.125% due 08/15/40 46,836 29,807
3.875% due 08/15/40 26,571 24,919
296,566
Total Long-Term Fixed
Income Investments
(cost $402,694) 410,445
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 11,700,136 (∞) 11,698
Total Short-Term Investments
(cost $11,697) 11,698
Total Investments - 98.1%
(identified cost $414,391) 422,143
Other Assets and Liabilities,
Net - 1.9%
8,361
Net Assets - 100.0%
430,504

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
336 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
United States 10 Year Ultra Treasury Note Futures 49 USD 5,659 12/25
53
United States Treasury Long Bond Futures 68 USD 7,977 12/25
106
United States Treasury Ultra Bond Futures 40 USD 4,851 12/25 167
Short Positions
United States 5 Year Treasury Note Futures 1 USD 109 12/25
—
United States 10 Year Treasury Note Futures 21 USD 2,366 12/25
(10)
United States Treasury Long Bond Futures 2 USD 235 12/25
(7)
United States Treasury Ultra Bond Futures 5 USD 606 12/25 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 313
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 376 $ —
$ —
$ 376
Municipal Bonds — 46,889 —
—
46,889
United States Government Agencies — 66,614 —
—
66,614
United States Government Treasuries — 296,566 —
—
296,566
Short-Term Investments — — — 11,698 11,698
Total Investments
— 410,445 — 11,698 422,143
Other Financial Instruments
Assets
Futures Contracts 330 — — — 330
Liabilities
Futures Contracts (17) — — — (17)
Total Other Financial Instruments
*
$ 313 $ — $ — $ — $ 313
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 337
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
United States ......................................................................................
422,143 98 .1
Total Investments ............................................................................... 422,143 98 .1

See accompanying notes which are an integral part of the financial statements.
338 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 330
1
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 17
1
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,026)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 91 8
1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 339
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 414,391
Investments, at fair value(>) ........................................................................................................................................................
422,143
Cash .............................................................................................................................................................................................. 2,897
Receivables:
Dividends and interest ...................................................................................................................................................... 5,085
Dividends from affiliated funds ....................................................................................................................................... 46
Fund shares sold ............................................................................................................................................................... 589
From broker(a) ................................................................................................................................................................. 218
Variation margin on futures contracts .............................................................................................................................. 314
Total assets ...............................................................................................................................................................
431,292
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 370
Fund shares redeemed ...................................................................................................................................................... 153
Accrued fees to affiliates .................................................................................................................................................. 120
Other accrued expenses .................................................................................................................................................... 145
Total liabilities ...........................................................................................................................................................
788
Net Assets ...............................................................................................................................................................
$ 430,504

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
340 Long Duration Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,506
Shares of beneficial interest .........................................................................................................................................................
534
Additional paid-in capital ............................................................................................................................................................
427,464
Net Assets ...............................................................................................................................................................
$ 430,504
(>)   Investments in affiliates, U.S. Cash Management Fund $ 11,698
(a)     Receivable from Broker for Futures $ 218
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.06
Class M — Net assets .......................................................................................................................................................... $ 61,779,180
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,665,646
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.06
Class S — Net assets ............................................................................................................................................................ $ 261,423,059
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 32,446,263
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.06
Class Y — Net assets ........................................................................................................................................................... $ 107,302,119
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 13,312,059
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 341
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 17,305
Dividends from affiliated funds ....................................................................................................................................... 674
Total investment income ..............................................................................................................................................................
17,979
Expenses
Advisory fees ................................................................................................................................................................... 595
Administrative fees .......................................................................................................................................................... 190
Custodian fees .................................................................................................................................................................. 53
Transfer agent fees - Class M .......................................................................................................................................... 119
Transfer agent fees - Class S ............................................................................................................................................ 488
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 140
Registration fees ............................................................................................................................................................... 54
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 70
Miscellaneous .................................................................................................................................................................. 37
Expenses before reductions .............................................................................................................................................. 1,766
Expense reductions .......................................................................................................................................................... (89)
Net expenses ................................................................................................................................................................................
1,677
Net investment income (loss) .......................................................................................................................................................
16,302
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (2,78 4 )
Futures contracts .............................................................................................................................................................. (1,026)
Net realized gain (loss) ................................................................................................................................................................
(3,81 0 )
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 8,133
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 918
Foreign currency-related transactions .............................................................................................................................. 2
Net change in unrealized appreciation (depreciation) ................................................................................................................. 9,05 2
Net realized and unrealized gain (loss) ........................................................................................................................................ 5,24 2
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 21,54 4

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
342 Long Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 16,302 $ 10,668
Net realized gain (loss) ................................................................................................................ (3,81 0 ) 2,717
Net change in unrealized appreciation (depreciation) ................................................................. 9,05 2 14,608
Net increase (decrease) in net assets from operations ....................................................................... 21,54 4 27,993
Distributions
To shareholders
Class M .................................................................................................................................... (2,496) (2,048)
Class S ...................................................................................................................................... (9,63 3 ) (3,880)
Class Y ..................................................................................................................................... (3,926) (3,139)
Net decrease in net assets from distributions ..................................................................................... (16,05 5 ) (9,067)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 144,14 3 32,715
Total Net Increase (Decrease) in Net Assets ...................................................................
149,632 51,641
Net Assets
Beginning of period ........................................................................................................................... 280,872 229,231
End of period ......................................................................................................................................
$ 430,504 $ 280,872
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 1,797 $ 14,069 2,845 $ 22,517
Proceeds from reinvestment of distributions 318 2,496 253 2,047
Payments for shares redeemed (2,743) (21,672) (1,186) (9,549)
Net increase (decrease)
(628) (5,107) 1,912 15,015
Class S
Proceeds from shares sold 21,195 167,32 4 5,440 43,324
Proceeds from reinvestment of distributions 1,229 9,629 480 3,880
Payments for shares redeemed (6,213) (48,631) (2,828) (22,741)
Net increase (decrease)
16,211 128,32 2 3,092 24,463
Class Y
Proceeds from shares sold 4,593 36,202 340 2,704
Proceeds from reinvestment of distributions 500 3,926 389 3,138
Payments for shares redeemed (2,426) (19,200) (1,552) (12,605)
Net increase (decrease)
2,667 20,928 (823) (6,763)
Total increase (decrease)
18,250 $ 144,14 3 4,181 $ 32,715

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 343
Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 7.99 7.40 7.89
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.33 .33 .33
$ Net Realized and Unrealized Gain (Loss) .07 .54 (.82)
$ Total from Investment Operations .40 .87 (.49)
Less distributions:
– – –
$ Distributions from Net Investment Income (.33) (.28) —
$ Total Distributions (.33) (.28) —
$ Net Asset Value, End of Period 8.06 7.99 7.40
% Total Return
(ǿ)
5.23 11.80 (6.21)
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 61,779 66,237 47,202
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.49 .57 .57
% Expenses, Net
(Ƃ) (ɯ)
.34 .37 .31
% Net Investment Income
(Ƃ) (ɯ)
4.17 4.09 4.37
% Portfolio Turnover Rate
(ǿ)
59 49 84
Class S
10/31/25 10/31/24 10/31/23
(ſ)
Per-Share Data – – –
$ Net Asset Value, Beginning of Period 7.98 7.40 7.89
Income (loss) from investment operations:
— — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.32 .32 .32
$ Net Realized and Unrealized Gain (Loss) .08 .53 (.81)
$ Total from Investment Operations .40 .85 (.49)
Less distributions:
– – –
$ Distributions from Net Investment Income (.32) (.27) —
$ Total Distributions (.32) (.27) —
$ Net Asset Value, End of Period 8.06 7.98 7.40
% Total Return
(ǿ)
5.21 11.51 (6.21)
– – –
Ratios/Supplemental Data – – –
$ Net Assets, End of Period (000) 261,423 129,604 97,194
Ratio to average net assets:
– – –
% Expenses, Gross
(ɯ)
.49 .57 .58
% Expenses, Net
(Ƃ) (ɯ)
.49 .52 .46
% Net Investment Income
(Ƃ) (ɯ)
4.05 3.94 4.19
% Portfolio Turnover Rate
(ǿ)
59 49 84

See accompanying notes which are an integral part of the financial statements.
344 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Period Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 7.99 7.40 8.26 10.13 10.46
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.33 .33 .26 .13 .10
$ Net Realized and Unrealized Gain (Loss) .08 .54 (.51) (1.47) (.08)
$ Total from Investment Operations .41 .87 (.25) (1.34) .02
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.28) (.61) (.25) (.05)
$ Distributions from Net Realized Gain — — — (.28) (.30)
$ Total Distributions (.34) (.28) (.61) (.53) (.35)
$ Net Asset Value, End of Period 8.06 7.99 7.40 8.26 10.13
% Total Return 5.28 11.84 (3.53) (13.88) .17
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 107,302 85,031 84,835 26,518 39,361
Ratio to average net assets:
– – – – –
% Expenses, Gross .29 .37 .98 1.19 .82
% Expenses, Net
(Ƃ)
.29 .32 .26 .26 .27
% Net Investment Income
(Ƃ)
4.22 4.15 3.31 1.47 .99
% Portfolio Turnover Rate 59 49 84 80 88

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 345
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
.
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 54,985
Administrative fees 17,392
Transfer agent fees 47,413
Trustees' fees 357
$ 120,147
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,845 $ 180,390 $ 180,536 $ — $ (1) $ 11,698 $ 674 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 414,825,587 $ 7,997,311 $ (680,254) $ 7,317,057
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 1,872,615 $ (6,626,820) $ 7,317,954 $ (57,349) $ 2,506,400
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 16,054,589 $ — $ — $ 9,066,812 $ — $ —

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
346 Long Duration Bond Fund
At October 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 14 .
Additional paid-in capital
(14)
Federal Income Taxes, continued

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 85.2%
Asset-Backed Securities - 4.1%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.607% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 4,160 4,158
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 674 681
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 2,460 2,471
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 2,019 2,032
Churchill Middle Market CLO LLC
Series 2022-1A Class BR
5.584% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 3,910 3,907
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 2,804 2,823
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 53 53
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.283% due 04/25/47 (~)(Ê) 7,479 7,194
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 861 895
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,176 1,200
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 4,284 4,358
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,434 1,461
Series 2024-HE3 Class A
5.937% due 07/25/54 (~)(Ê)(Þ) 3,307 3,353
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 2,321 2,325
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,208 2,229
Series 2025-HE1 Class A
5.829% due 01/25/55 (~)(Ê)(Þ) 1,096 1,108
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 4,088 4,129
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 2,100 2,097
Series 2025-PF1 Class A
5.758% due 06/25/55 (~)(Ê)(Þ) 1,504 1,525
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.250% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 1,375 1,331
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 59 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 39 39
JPMorgan Mortgage Trust
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 2,083 2,081
Series 2025-HE2 Class A1
5.431% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 6,452 6,452
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 125 125
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,095 1,080
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 2,091 2,105
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,923 2,950
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 2,220 2,224
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 2,536 2,616
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,659 1,719
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 5,191 5,314
Towd Point Mortgage Trust
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 2,015 2,040
78,148
Corporate Bonds and Notes - 27.0%
Consumer Discretionary - 3.9%
American Airlines Pass-Through Trust
4.900% due 11/11/39 6,500 6,512
Series A
2.875% due 01/11/36 2,356 2,139
Series AA Class AA
3.650% due 02/15/29 6,829 6,660
3.575% due 07/15/29 1,503 1,477
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 1,005 778
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 326 333
Bath & Body Works, Inc.
6.950% due 03/01/33 420 435
7.600% due 07/15/37 65 68
Best Buy Co., Inc.
1.950% due 10/01/30 980 872
BorgWarner, Inc.
5.400% due 08/15/34 525 540
Brunswick Corp.
5.100% due 04/01/52 2,121 1,711
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,890 1,859

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
348 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.700% due 04/01/51 545 354
5.250% due 04/01/53 965 786
Series WI
3.750% due 02/15/28 715 704
4.200% due 03/15/28 965 960
Comcast Corp.
3.400% due 04/01/30 505 488
Series WI
4.049% due 11/01/52 2,392 1,795
2.937% due 11/01/56 1,460 848
Cummins, Inc.
5.450% due 02/20/54 1,170 1,166
Darden Restaurants, Inc.
4.550% due 02/15/48 391 326
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 2,653 2,670
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 2,671 2,668
Ford Motor Co.
7.400% due 11/01/46 1,236 1,343
Fox Corp.
Series WI
4.709% due 01/25/29 2,922 2,957
General Motors Financial Co., Inc.
5.800% due 06/23/28 2,469 2,558
Home Depot, Inc. (The)
3.350% due 04/15/50 1,830 1,319
Hyatt Hotels Corp.
4.375% due 09/15/28 1,143 1,145
Hyundai Capital America
2.375% due 10/15/27 (Þ) 1,215 1,172
1.800% due 01/10/28 (Þ) 825 783
Kohl's Corp.
5.125% due 05/01/31 1,122 876
LKQ Corp.
Series WI
5.750% due 06/15/28 2,528 2,611
Lowe's Cos., Inc.
3.000% due 10/15/50 475 308
Macy's Retail Holdings LLC
4.500% due 12/15/34 333 295
6.375% due 03/15/37 50 47
5.125% due 01/15/42 146 118
4.300% due 02/15/43 294 212
Marriott International, Inc.
4.900% due 04/15/29 2,254 2,300
Mattel, Inc.
3.750% due 04/01/29 (Þ) 3,000 2,910
McDonald's Corp.
5.450% due 08/14/53 490 483
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,761 1,722
Newell Brands, Inc.
7.375% due 04/01/36 625 589
7.500% due 04/01/46 556 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 2,000 2,027
Nordstrom, Inc.
4.375% due 04/01/30 703 667
5.000% due 01/15/44 820 621
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 475 429
4.625% due 04/06/31 (Þ) 880 751
Southwest Airlines Co.
5.250% due 11/15/35 1,000 977
Starbucks Corp.
3.750% due 12/01/47 526 403
Steelcase, Inc.
5.125% due 01/18/29 658 644
Time Warner Cable LLC
5.500% due 09/01/41 1,496 1,345
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,392 1,395
Travel + Leisure Co.
6.000% due 04/01/27 620 627
Under Armour, Inc.
3.250% due 06/15/26 438 434
United Airlines Pass-Through Trust
Series AA
4.150% due 02/25/33 1,318 1,294
2.700% due 11/01/33 1,493 1,363
VF Corp.
2.950% due 04/23/30 168 147
6.450% due 11/01/37 416 390
Whirlpool Corp.
4.700% due 05/14/32 505 463
5.500% due 03/01/33 275 259
5.750% due 03/01/34 281 268
4.600% due 05/15/50 129 96
Yum! Brands, Inc.
6.875% due 11/15/37 404 452
5.350% due 11/01/43 343 336
75,746
Consumer Staples - 1.4%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 370
3.500% due 03/15/29 (Þ) 110 105
Altria Group, Inc.
2.450% due 02/04/32 2,024 1,779
5.950% due 02/14/49 537 545
Coca-Cola Co. (The)
2.600% due 06/01/50 955 605
Conagra Brands, Inc.
1.375% due 11/01/27 3,141 2,966
Constellation Brands, Inc.
4.350% due 05/09/27 1,223 1,226
2.875% due 05/01/30 1,820 1,703
Keurig Dr Pepper, Inc.
Series 31*

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 03/15/31 3,301 2,929
Kraft Heinz Foods Co.
4.625% due 01/30/29 1,325 1,339
Kroger Co. (The)
7.500% due 04/01/31 1,392 1,592
5.500% due 09/15/54 1,565 1,523
Mars, Inc.
5.000% due 03/01/32 (Þ) 340 349
5.200% due 03/01/35 (Þ) 1,360 1,396
5.700% due 05/01/55 (Þ) 1,070 1,089
5.800% due 05/01/65 (Þ) 670 689
Philip Morris International, Inc.
5.750% due 11/17/32 2,405 2,560
Safeway, Inc.
7.250% due 02/01/31 356 385
Smithfield Foods, Inc.
3.000% due 10/15/30 (Þ) 1,215 1,114
Sysco Corp.
3.300% due 02/15/50 727 509
Tyson Foods, Inc.
5.100% due 09/28/48 2,743 2,530
United Rentals NA, Inc.
3.875% due 11/15/27 429 424
27,727
Energy - 2.9%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 1,002 1,009
Boardwalk Pipelines, LP
3.400% due 02/15/31 3,181 2,978
BP Capital Markets America, Inc.
2.939% due 06/04/51 2,690 1,751
Buckeye Partners, LP
3.950% due 12/01/26 796 789
4.125% due 12/01/27 436 431
5.850% due 11/15/43 252 237
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 1,864 1,708
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 2,130 2,217
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 2,069 2,025
Enbridge Energy Partners, LP
7.375% due 10/15/45 939 1,110
Energy Transfer, LP
6.100% due 12/01/28 2,656 2,789
5.000% due 05/15/50 1,810 1,538
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 2,873 2,866
EQT Corp.
5.700% due 04/01/28 2,201 2,273
Exxon Mobil Corp.
3.452% due 04/15/51 540 397
Global Marine, Inc.
7.000% due 06/01/28 454 434
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,118 1,281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 09/01/44 1,685 1,611
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 1,455 1,440
MPLX, LP
4.000% due 03/15/28 4,434 4,413
Murphy Oil Corp.
5.875% due 12/01/42 484 410
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,675
Occidental Petroleum Corp.
6.200% due 03/15/40 2,852 2,916
Oceaneering International, Inc.
6.000% due 02/01/28 18 18
ONEOK, Inc.
4.550% due 07/15/28 2,460 2,477
5.650% due 11/01/28 1,090 1,129
6.100% due 11/15/32 820 878
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 224 222
4.800% due 05/15/30 (Þ) 458 448
7.500% due 07/15/38 (Þ) 134 145
6.875% due 04/15/40 (Þ) 290 299
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 2,479 2,461
Targa Resources Corp.
6.150% due 03/01/29 2,687 2,827
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 413 413
Transocean International, Ltd.
7.500% due 04/15/31 692 660
6.800% due 03/15/38 410 359
Valero Energy Corp.
4.350% due 06/01/28 25 25
Western Midstream Operating, LP
4.500% due 03/01/28 805 806
6.350% due 01/15/29 1,868 1,965
Williams Cos., Inc. (The)
4.900% due 03/15/29 1,284 1,308
XTO Energy, Inc.
6.750% due 08/01/37 844 968
56,706
Financial Services - 8.3%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 1,210 1,225
Acadian Asset Management, Inc.
4.800% due 07/27/26 160 160
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 1,265 1,279
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 2,796 2,700
5.950% due 02/15/29 (Þ) 2,700 2,811
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 1,511 1,594
American Tower Corp.
5.500% due 03/15/28 1,685 1,733

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
350 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 02/15/34 830 861
American Tower Trust #1
5.490% due 03/15/28 (Þ) 7,133 7,260
3.652% due 03/23/28 (Þ) 2,394 2,355
Aon NA, Inc.
5.750% due 03/01/54 1,040 1,050
Ares Capital Corp.
2.875% due 06/15/28 1,965 1,871
AXIS Specialty Finance PLC
4.000% due 12/06/27 2,130 2,122
Banc of California
Series MTN
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 484 447
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 915 955
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,895 2,646
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 1,565 1,559
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,735 1,582
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 2,040 1,343
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 1,195 1,056
Block Financial LLC
2.500% due 07/15/28 1,562 1,485
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,552
Brandywine Operating Partnership, LP
3.950% due 11/15/27 174 171
8.300% due 03/15/28 62 66
4.550% due 10/01/29 229 220
Brown & Brown, Inc.
5.250% due 06/23/32 290 297
5.550% due 06/23/35 420 433
6.250% due 06/23/55 430 452
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 2,648 2,775
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 1,000 1,082
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š) 400 —
Citigroup, Inc.
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 2,182 2,177
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 1,285 1,198
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 1,600 1,444
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 1,830 1,899
CNO Financial Group, Inc.
5.250% due 05/30/29 1,439 1,462
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 428 432
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 2,350 2,408
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 1,568 1,536
Diversified Healthcare Trust
4.750% due 02/15/28 745 710
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 995 1,101
EPR Properties Co.
4.500% due 06/01/27 1,173 1,174
3.750% due 08/15/29 1,693 1,631
Equifax, Inc.
5.100% due 06/01/28 1,308 1,334
3.100% due 05/15/30 935 883
2.350% due 09/15/31 1,480 1,308
Equinix, Inc.
3.900% due 04/15/32 1,565 1,504
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,234
First Citizens Bank & Trust Co.
6.125% due 03/09/28 1,475 1,527
FS KKR Capital Corp.
2.625% due 01/15/27 1,117 1,081
3.125% due 10/12/28 1,913 1,765
Genworth Holdings, Inc.
6.500% due 06/15/34 436 449
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 2,153 2,194
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 1,630 1,625
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 1,145 1,050
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 1,400 1,458
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 1,160 1,154
Golub Capital BDC, Inc.
2.050% due 02/15/27 2,580 2,486
Hercules Capital, Inc.
3.375% due 01/20/27 316 310
Hudson Pacific Properties, LP
5.950% due 02/15/28 296 289
4.650% due 04/01/29 373 344
3.250% due 01/15/30 307 263
Intercontinental Exchange, Inc.
3.000% due 06/15/50 620 416
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 1,250 1,245

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 1,600 1,639
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 640 638
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 1,455 1,325
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 1,380 1,447
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,560 1,555
KeyBank National Association
5.000% due 01/26/33 1,915 1,926
Kilroy Realty, LP
4.250% due 08/15/29 1,918 1,874
Lehman Brothers Holdings, Inc.
1.000% due 09/27/27 734 —
1.000% due 05/02/49 (Æ)(Ø) 681 —
6.625% due 12/31/49 455 —
Liberty Mutual Group, Inc.
7.800% due 03/07/87 (Þ) 218 251
LPL Holdings, Inc.
6.750% due 11/17/28 847 902
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 2,965 3,000
MBIA, Inc.
5.700% due 12/01/34 299 272
Mercury General Corp.
4.400% due 03/15/27 2,320 2,314
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 945 860
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 745 584
Series 10YR
3.625% due 01/20/27 1,685 1,679
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 1,030 1,024
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 1,725 1,798
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,035
Nuveen LLC
4.000% due 11/01/28 (Þ) 690 688
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 2,787 2,701
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 715 663
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 770 809
Piedmont Operating Partnership, LP
9.250% due 07/20/28 2,330 2,579
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 505 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prospect Capital Corp.
3.437% due 10/15/28 867 780
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 717 724
Raymond James Financial, Inc.
4.900% due 09/11/35 1,391 1,378
5.650% due 09/11/55 1,180 1,165
Realty Income Corp.
2.850% due 12/15/32 1,270 1,136
S&P Global, Inc.
2.300% due 08/15/60 830 433
Series WI
3.900% due 03/01/62 250 192
Sabra Health Care, LP
3.200% due 12/01/31 1,050 952
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 1,400 1,397
Santander Holdings USA, Inc.
6.565% due 06/12/29 (SOFR +
2.700%)(Ê) 2,642 2,760
Series WI
4.400% due 07/13/27 420 420
Service Properties Trust
3.950% due 01/15/28 356 331
4.950% due 10/01/29 262 226
4.375% due 02/15/30 28 24
Simon Property Group, LP
1.750% due 02/01/28 610 581
3.250% due 09/13/49 2,195 1,536
Synchrony Bank
5.625% due 08/23/27 1,788 1,825
Synovus Financial Corp.
5.625% due 02/15/28 2,585 2,637
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 1,165 1,180
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 1,105 1,041
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 1,335 1,333
Unum Group
4.046% due 08/15/41 (Þ) 1,185 976
4.500% due 12/15/49 410 336
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 2,375 2,399
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 985 1,038
Virginia Electric and Power Co.
6.375% due 11/10/28 2,127 2,242
Vornado Realty, LP
2.150% due 06/01/26 522 514
3.400% due 06/01/31 157 141
Voya Financial, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
352 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 2,797 2,676
Webster Financial Corp.
4.100% due 03/25/29 1,961 1,927
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 1,515 1,559
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 3,165 3,287
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 354 341
159,816
Health Care - 1.7%
AbbVie, Inc.
5.400% due 03/15/54 545 541
Series WI
3.200% due 11/21/29 620 598
4.250% due 11/21/49 1,600 1,347
Amgen, Inc.
5.150% due 03/02/28 935 956
4.200% due 02/22/52 475 383
Biogen, Inc.
5.750% due 05/15/35 560 587
6.450% due 05/15/55 820 875
Bristol-Myers Squibb Co.
2.550% due 11/13/50 1,295 783
5.550% due 02/22/54 855 850
5.650% due 02/22/64 665 660
Series WI
3.900% due 02/20/28 1,305 1,304
Centene Corp.
2.450% due 07/15/28 5,034 4,690
CVS Health Corp.
4.300% due 03/25/28 40 40
4.780% due 03/25/38 2,391 2,244
Elevance Health, Inc.
4.750% due 02/15/30 495 504
5.200% due 02/15/35 1,300 1,326
HCA, Inc.
5.750% due 03/01/35 1,220 1,280
3.500% due 07/15/51 1,763 1,219
Series WI
3.625% due 03/15/32 1,370 1,289
Humana, Inc.
8.150% due 06/15/38 1,841 2,234
Merck & Co., Inc.
2.750% due 12/10/51 1,475 933
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 1,265 1,280
Pfizer, Inc.
2.550% due 05/28/40 770 569
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 1,250 1,198
Tenet Healthcare Corp.
6.875% due 11/15/31 576 626
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Toledo Hospital (The)
4.982% due 11/15/45 178 152
6.015% due 11/15/48 458 443
UnitedHealth Group, Inc.
5.875% due 02/15/53 2,025 2,079
6.050% due 02/15/63 935 977
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 1,573 1,427
33,394
Materials and Processing - 0.8%
Celanese US Holdings LLC
7.050% due 11/15/30 127 129
6.879% due 07/15/32 1,217 1,223
7.200% due 11/15/33 840 861
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 567 582
H.B. Fuller Co.
4.000% due 02/15/27 582 574
Huntsman International LLC
4.500% due 05/01/29 414 383
5.700% due 10/15/34 253 221
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 3,196 3,050
2.300% due 11/01/30 (Þ) 1,580 1,415
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 1,796 1,787
RPM International, Inc.
4.550% due 03/01/29 2,630 2,651
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 584 635
Sherwin-Williams Co. (The)
4.500% due 06/01/47 874 759
United States Steel Corp.
6.650% due 06/01/37 520 542
14,812
Producer Durables - 1.9%
Avnet, Inc.
6.250% due 03/15/28 1,821 1,891
Caterpillar, Inc.
5.200% due 05/15/35 1,610 1,671
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 1,993 1,994
Flowserve Corp.
3.500% due 10/01/30 620 590
Fluor Corp.
4.250% due 09/15/28 779 773
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 2,508 2,451
6.750% due 01/15/31 (Þ) 398 416
Honeywell International, Inc.
4.500% due 01/15/34 925 917
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,919 1,889
2.043% due 08/16/28 818 770
Jacobs Engineering Group, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 08/18/28 2,588 2,728
Kirby Corp.
4.200% due 03/01/28 2,474 2,468
Lennox International, Inc.
5.500% due 09/15/28 2,151 2,222
Masco Corp.
1.500% due 02/15/28 1,943 1,826
Nordson Corp.
5.600% due 09/15/28 1,244 1,288
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 1,195 1,277
Republic Services, Inc.
5.000% due 04/01/34 790 812
RTX Corp.
4.125% due 11/16/28 2,270 2,272
6.400% due 03/15/54 935 1,051
United Parcel Service, Inc.
5.950% due 05/14/55 467 490
Waste Management, Inc.
4.625% due 02/15/33 1,335 1,350
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 2,741 2,773
XPO CNW, Inc.
6.700% due 05/01/34 87 93
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,750 1,786
35,798
Technology - 2.8%
Apple, Inc.
3.000% due 06/20/27 1,705 1,685
4.100% due 08/08/62 1,314 1,057
Belo Corp.
7.750% due 06/01/27 99 103
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 1,378 1,352
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 2,937 2,837
Crane NXT Co.
4.200% due 03/15/48 580 415
Entegris, Inc.
4.750% due 04/15/29 (Þ) 2,792 2,773
Fiserv, Inc.
5.375% due 08/21/28 1,399 1,428
4.200% due 10/01/28 1,405 1,392
3.500% due 07/01/29 1,050 1,010
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 2,865 3,030
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,829 2,717
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 985 976
5.600% due 10/15/54 1,020 962
Intuit, Inc.
5.200% due 09/15/33 1,175 1,227
5.500% due 09/15/53 735 736
Jabil, Inc.
3.600% due 01/15/30 1,195 1,154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kyndryl Holdings, Inc.
6.350% due 02/20/34 860 915
Marvell Technology, Inc.
5.950% due 09/15/33 495 529
5.450% due 07/15/35 560 574
Series *
4.875% due 06/22/28 755 766
Meta Platforms, Inc.
4.600% due 05/15/28 1,630 1,657
5.400% due 08/15/54 1,175 1,130
5.750% due 11/15/65 1,580 1,564
Series .
5.625% due 11/15/55 2,020 2,004
Motorola Solutions, Inc.
4.600% due 05/23/29 1,790 1,809
2.300% due 11/15/30 540 488
NetApp, Inc.
2.700% due 06/22/30 1,285 1,192
5.700% due 03/17/35 1,079 1,128
News Corp.
3.875% due 05/15/29 (Þ) 3,023 2,916
Oracle Corp.
3.250% due 11/15/27 2,215 2,173
6.150% due 11/09/29 1,371 1,453
2.875% due 03/25/31 1,455 1,326
3.900% due 05/15/35 1,521 1,361
5.200% due 09/26/35 790 778
3.950% due 03/25/51 505 360
5.950% due 09/26/55 1,496 1,418
Seagate Data Storage Technology Pte,
Ltd.
4.091% due 06/01/29 (Þ) 132 128
VMware LLC
1.800% due 08/15/28 3,050 2,864
Western Digital Corp.
4.750% due 02/15/26 421 421
53,808
Utilities - 3.3%
Ameren Illinois Co.
3.800% due 05/15/28 880 877
American Water Capital Corp.
5.700% due 09/01/55 397 404
Appalachian Power Co.
Series Z
3.700% due 05/01/50 1,430 1,056
AT&T, Inc.
4.250% due 03/01/27 1,250 1,251
4.550% due 11/01/32 703 698
4.900% due 11/01/35 1,303 1,285
3.650% due 06/01/51 2,270 1,629
Berkshire Hathaway Energy Co.
Series WI
2.850% due 05/15/51 1,560 997
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 268
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 2,208 2,174

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
354 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cleveland Electric Illuminating Co.
(The)
3.500% due 04/01/28 (Þ) 1,074 1,057
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 1,028
Dominion Energy South Carolina, Inc.
6.250% due 10/15/53 1,085 1,199
DTE Electric Co.
Series A
1.900% due 04/01/28 650 619
Duke Energy Carolinas LLC
2.450% due 08/15/29 1,745 1,646
Duke Energy Corp.
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,710
Duke Energy Florida LLC
6.200% due 11/15/53 567 622
Duke Energy Progress LLC
3.450% due 03/15/29 1,165 1,145
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,066 1,059
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 1,455 1,404
Frontier Communications Corp.
Series G
6.730% due 02/15/28 113 117
Frontier Florida LLC
Series E
6.860% due 02/01/28 293 305
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 1,160 1,172
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 1,788 1,811
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 242 240
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 2,743 2,687
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 3,046 2,920
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 1,725 1,269
Pacific Gas and Electric Co.
3.300% due 03/15/27 1,273 1,256
3.000% due 06/15/28 1,728 1,666
PacifiCorp
3.500% due 06/15/29 665 648
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 337 354
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 1,785 1,868
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 1,824 1,783
Southern California Edison Co.
5.650% due 10/01/28 2,016 2,084
Southwestern Electric Power Co.
Series M
4.100% due 09/15/28 553 552
Sprint Capital Corp.
6.875% due 11/15/28 1,272 1,367
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,948
T-Mobile USA, Inc.
4.950% due 03/15/28 860 876
Series WI
3.750% due 04/15/27 1,165 1,158
2.050% due 02/15/28 2,429 2,319
2.550% due 02/15/31 670 609
3.300% due 02/15/51 1,335 902
Union Electric Co.
5.250% due 01/15/54 1,070 1,029
Verizon Communications, Inc.
3.550% due 03/22/51 3,755 2,705
Series WI
4.272% due 01/15/36 1,917 1,790
Virginia Electric and Power Co.
5.550% due 08/15/54 495 491
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 2,896 2,872
4.300% due 07/15/29 (Þ) 2,730 2,703
63,629
521,436
International Debt - 16.1%
Adani Ports & Special Economic Zone,
Ltd.
4.200% due 08/04/27 (Þ) 650 641
4.375% due 07/03/29 (Þ) 1,319 1,287
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 630 645
3.300% due 01/30/32 1,410 1,302
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 1,193 1,114
Africa Finance Corp.
4.375% due 04/17/26 (Þ) 1,158 1,154
AGL CLO, Ltd.
Series 2022-21A Class A1R
5.230% due 10/21/37 (~)(Ê)(Þ) 10,600 10,629
Series 2022-23A Class A1R
5.034% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 6,130 6,124
Series 2024-37A Class A1
5.097% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 2,100 2,102
Allianz SE

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 1,400 1,508
America Movil SAB de CV
3.625% due 04/22/29 1,547 1,515
Ares CLO, Ltd.
Series 2022-67A Class A1R
5.048% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 3,650 3,651
Series 2025-56A Class A1R2
5.108% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 3,000 3,001
Series 2025-ALF8 Class A1
5.115% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,340 1,342
ARES Loan Funding III, Ltd.
Series 2024-ALF3A Class A1R
5.128% due 07/25/36 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 2,000 2,000
AstraZeneca PLC
2.125% due 08/06/50 620 357
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 1,385 1,240
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 1,215 1,168
Bain Capital Credit CLO, Ltd.
Series 2024-2A Class A1
5.425% due 07/15/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 2,800 2,811
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 4,000 4,002
Banco Santander SA
3.490% due 05/28/30 1,400 1,345
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 2,753 2,752
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 607
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,870 1,980
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 1,880 1,986
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 2,736 2,774
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 2,370 2,551
Barings CLO, Ltd.
Series 2020-1A Class A1R2
5.165% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 7,280 7,286
Series 2025-1A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.014% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 3,260 3,262
BAT Capital Corp.
7.081% due 08/02/53 578 662
Series WI
4.540% due 08/15/47 1,495 1,250
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 1,595 1,672
BNP Paribas SA
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 2,370 2,448
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 2,825 2,793
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 482 536
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 590 608
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 1,638 1,629
5.850% due 02/01/35 258 269
Canadian Pacific Railway Co.
7.125% due 10/15/31 1,078 1,224
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.374% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 4,300 4,314
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 1,389 1,304
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 1,385 1,112
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 2,050 2,032
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 1,514 1,537
Cencosud SA
4.375% due 07/17/27 (Þ) 2,875 2,877
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
CI Financial Corp.
3.200% due 12/17/30 1,155 1,041
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.262% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 5,400 5,416
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,546
Credit Agricole SA
3.250% due 01/14/30 (Þ) 1,050 992
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,385 1,363
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 1,410 1,436
Danske Bank A/S

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
356 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 2,720 2,828
Delhaize America LLC
9.000% due 04/15/31 809 961
Deutsche Bank AG
5.882% due 07/08/31 (SOFR +
5.438%)(Ê) 2,300 2,383
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 388
Diageo Capital PLC
5.625% due 10/05/33 1,385 1,474
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 5,100 5,181
Elmwood CLO, Ltd.
Series 2024-2A Class ARR
5.254% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 8,200 8,213
EMD Finance LLC
4.625% due 10/15/32 (Þ) 760 761
5.000% due 10/15/35 (Þ) 1,260 1,265
Enbridge, Inc.
5.700% due 03/08/33 2,133 2,249
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 304
Enel Finance International NV
4.625% due 06/15/27 (Þ) 1,318 1,327
2.125% due 07/12/28 (Þ) 1,648 1,559
Export-Import Bank of Korea
4.875% due 01/11/26 3,900 3,905
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.235% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,600 2,606
Series 2025-30A Class A1
5.065% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 2,500 2,496
Fresenius Medical Care US Finance
III, Inc.
2.375% due 02/16/31 (Þ) 1,720 1,523
Gildan Activewear, Inc.
4.700% due 10/07/30 (Þ) 467 465
5.400% due 10/07/35 (Þ) 467 466
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 1,510 1,575
5.893% due 04/04/54 (Þ) 755 768
Home RE, Ltd.
Series 2021-2 Class M2
7.433% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,246
Series 2022-1 Class B1
13.183% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,000 2,273
HSBC Holdings PLC
2.013% due 09/22/28 (SOFR +
1.732%)(Ê) 2,847 2,734
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 840 889
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 1,375 1,418
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,467 1,449
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,385 1,376
3.875% due 07/26/29 (Þ) 2,813 2,759
6.375% due 07/01/55 (Þ) 1,700 1,768
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,312
InRetail Consumer
3.250% due 03/22/28 (Þ) 2,843 2,764
Intesa Sanpaolo SpA
6.625% due 06/20/33 (Þ) 2,627 2,889
JDE Peet's NV
1.375% due 01/15/27 (Þ) 2,095 2,021
Kuwait International Government Bond
4.016% due 10/09/28 (Þ) 10,960 10,930
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 2,622 2,714
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 2,370 2,400
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 3,149 3,121
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 300 315
5.150% due 03/17/30 (Þ) 1,050 1,062
6.500% due 03/26/31 (Þ) 435 464
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,825 2,760
Magnetite CLO, Ltd.
Series 2025-26A Class AR2
5.008% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 3,370 3,367
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 297 327
Methanex Corp.
5.250% due 12/15/29 361 359
5.650% due 12/01/44 397 346
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 1,562 1,596
Mexico Government International
Bond
5.375% due 03/22/33 3,568 3,576
Series 10
5.625% due 09/22/35 717 714
MF1, Ltd.
Series 2022-FL8 Class A
5.352% due 02/19/37 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 5,099 5,101
MISC Capital Two Labuan, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 04/06/27 (Þ) 2,700 2,675
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 2,225 2,334
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 1,730 1,562
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 262 257
4.810% due 09/17/30 (Þ) 173 162
Nokia Oyj
4.375% due 06/12/27 2,839 2,836
NTT Finance Corp.
5.502% due 07/16/35 (Þ) 1,150 1,197
nVent Finance SARL
Series WI
4.550% due 04/15/28 1,352 1,355
Oaktown Re, Ltd.
Series 2021-2 Class M1C
7.533% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,869
Series 2021-1A Class B1
9.683% due 10/25/33 (SOFR 30 Day
Average + 5.500%)(Ê)(Þ) 2,183 2,224
Series 2021-1A Class M1C
7.183% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 159 159
OCP CLO, Ltd.
Series 2021-22A Class AR
5.234% due 10/20/37 (~)(Ê)(Þ) 3,800 3,806
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 2,900 2,904
Octagon Investment Partners 32, Ltd.
Series 2024-1A Class A1R3
5.285% due 10/31/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 1,700 1,704
Open Text Corp.
6.900% due 12/01/27 (Þ) 866 901
Petroleos Mexicanos
Series WI
6.700% due 02/16/32 3,941 3,938
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 337 348
Prosus NV
3.680% due 01/21/30 (Þ) 2,853 2,740
3.832% due 02/08/51 (Þ) 1,530 1,048
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 1,753 1,705
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 1,732 1,711
Rogers Communications, Inc.
5.000% due 02/15/29 640 652
5.300% due 02/15/34 1,250 1,265
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 1,180 1,264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 891 887
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 2,985 2,920
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,185
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,530 1,539
SK Hynix, Inc.
5.500% due 01/16/29 (Þ) 1,949 2,018
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 1,395 1,451
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,964 2,906
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 850 897
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,441
Telecom Italia Capital SA
6.375% due 11/15/33 446 469
6.000% due 09/30/34 882 904
7.200% due 07/18/36 211 230
7.721% due 06/04/38 274 305
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 3,832 3,848
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 242 255
TransAlta Corp.
6.500% due 03/15/40 585 596
TransCanada PipeLines, Ltd.
Series 10YR
4.250% due 05/15/28 1,633 1,633
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 944
Turkiye Government International
Bond
6.800% due 11/04/36 4,261 4,237
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 840 750
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 865 1,089
UniCredit SpA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
358 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.127% due 06/03/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 3,210 2,965
United Utilities PLC
6.875% due 08/15/28 634 677
Var Energi ASA
7.500% due 01/15/28 (Þ) 2,622 2,776
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 1,671 1,764
Voya CLO, Ltd.
Series 2024-4A Class A1RR
5.265% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 2,000 2,003
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
1.000% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 4,200 4,206
Yara International ASA
4.750% due 06/01/28 (Þ) 2,861 2,881
311,348
Mortgage-Backed Securities - 25.3%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,373 625
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.497% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,339 1,342
Series 2022-FL1 Class A
5.684% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,804 2,804
Banc of America Mortgage Trust
Series 2005-D Class 2A7
5.387% due 05/25/35 (~)(Ê) 118 119
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,288 1,284
BDS LLC
Series 2022-FL11 Class ATS
5.802% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 6,502 6,503
Series 2025-FL14 Class A
5.284% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 1,625 1,629
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.188% due 07/25/34 (~)(Ê) 90 80
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 6,858 6,913
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.818% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 8,674 8,657
Series 2024-MDHS Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.873% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 4,766 4,767
BX Trust
Series 2024-BIO Class C
6.672% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,475
Series 2024-VLT4 Class C
6.173% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 4,564 4,559
Series 2025-ROIC Class C
5.575% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 2,383 2,374
Series 2025-ROIC Class D
6.025% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 8,038 8,004
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 11,536
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 5,889 4,789
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.483% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 3,041 3,042
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 4,612 3,771
DK Trust
Series 2024-SPBX Class A
5.532% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,025
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 3,124 3,143
Fannie Mae
2.600% due 2031 1,651 1,523
5.500% due 2034 124 128
4.500% due 2035 609 611
5.500% due 2035 85 88
6.000% due 2035 85 88
5.500% due 2036 169 176
5.500% due 2037 52 55
6.000% due 2039 71 75
5.500% due 2040 1,064 1,107
5.000% due 2041 574 587
6.000% due 2041 273 289
3.500% due 2045 1,627 1,539
4.000% due 2045 910 884
3.000% due 2046 328 300
3.500% due 2046 432 410
4.500% due 2046 770 767
3.000% due 2047 1,586 1,451
3.500% due 2047 766 730
4.000% due 2047 1,017 982
4.500% due 2048 1,878 1,863
5.000% due 2048 1,167 1,179
3.000% due 2049 13,480 12,086

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2049 56 53
4.000% due 2049 1,635 1,581
5.000% due 2049 78 79
2.000% due 2050 4,767 3,946
2.500% due 2050 2,687 2,286
3.000% due 2050 11,831 10,591
2.000% due 2051 3,526 2,862
2.500% due 2051 1,493 1,290
5.000% due 2052 15,045 15,056
4.500% due 2053 9,328 9,130
5.000% due 2053 11,084 11,105
5.000% due 2055 6,945 6,924
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 2 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 3 —
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 1 —
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
4.202% due 05/18/27 (SOFR 30 Day
Average + 8.386%)(Ê) — —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 9 1
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 9 1
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 43 6
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 8 1
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 10 1
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 4 1
Series 2006-118 Class A1
4.531% due 12/25/36 (SOFR 30 Day
Average + 0.174%)(Ê) 7 7
Series 2007-73 Class A1
4.658% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 52 51
Series 2009-70 Class PS
Interest Only STRIPS
2.453% due 01/25/37 (SOFR 30 Day
Average + 6.636%)(Ê) 1,899 209
Series 2010-95 Class S
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
2.303% due 09/25/40 (-1 x SOFR 30
Day Average + 6.486%)(Ê) 1,875 206
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 3,127 3,167
Freddie Mac
6.000% due 2038 426 451
4.500% due 2039 1,326 1,331
5.500% due 2039 175 183
5.500% due 2040 262 273
4.000% due 2041 1,659 1,622
5.500% due 2041 356 370
4.000% due 2044 862 842
3.500% due 2045 3,545 3,380
3.000% due 2046 5,828 5,334
4.000% due 2046 450 438
4.500% due 2046 161 160
3.000% due 2047 1,694 1,552
3.000% due 2048 183 167
4.000% due 2048 620 601
4.500% due 2048 1,166 1,155
3.000% due 2049 750 678
2.500% due 2050 7,503 6,516
3.000% due 2050 9,484 8,557
2.000% due 2051 16,207 13,273
2.500% due 2051 8,345 7,211
4.000% due 2052 13,324 12,711
4.500% due 2052 15,077 14,762
5.000% due 2052 11,070 11,088
5.500% due 2053 11,846 12,002
6.000% due 2054 10,130 10,372
5.500% due 2055 14,912 15,192
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
2.744% due 06/17/27 (SOFR 30 Day
Average + 6.886%)(Ê) 27 —
Series 2000-2247 Class SC
Interest Only STRIPS
3.244% due 08/15/30 (-1 x SOFR 30
Day Average + 7.386%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
3.744% due 03/15/32 (SOFR 30 Day
Average + 7.886%)(Ê) 5 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 78 79
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 11 2
Series 2006-R007 Class ZA
6.000% due 05/15/36 317 329
Freddie Mac Strips
Series 1998-191 Class IO

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
360 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 2 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 4 —
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 5 1
Ginnie Mae II
4.500% due 2039 1,985 1,991
5.500% due 2055 3,983 4,034
30 Year TBA(Ï)
5.000% 6,000 5,980
Government National Mortgage
Association
Series 1999-27 Class SE
Interest Only STRIPS
4.527% due 08/16/29 (-1 x CME
Term SOFR 1 Month + 8.486%)(Ê) 1 —
Series 2014-190 Class PL
3.500% due 12/20/44 951 900
Gracechurch Mortgage Financing PLC
Series 2020-GRCE Class A
2.347% due 12/10/40 (Þ) 938 836
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,507 2,499
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 3,405 3,518
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 67 61
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 123 114
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 382 346
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 10,893 10,133
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,147 4,638
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,222 1,993
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 8,568 7,603
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 3,928 3,585
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 1,238 1,247
Series 2024-HE2 Class A1
5.384% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,112 1,111
Series 2025-CES1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.666% due 05/25/55 (~)(Ê)(Þ) 2,114 2,123
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 4,974 5,001
Series 2025-HE1 Class A1
5.334% due 07/20/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 3,252 3,245
Series 2025-HE1 Class M1
5.584% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 5,160 5,160
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,272 1,110
MF1 LLC
Series 2022-FL9 Class A
6.152% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,901 1,903
Series 2024-FL14 Class A
5.768% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 7,668 7,701
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
4.947% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,845 1,843
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 280
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 35,996 47
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
4.180% due 05/26/36 (~)(Ê)(Þ) 428 422
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 1,654 1,655
Series 2024-8 Class A1
5.897% due 12/25/29 (~)(Ê)(Þ) 983 982
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 3,837 3,792
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 3,668 3,677
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 4,729 4,739
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 2,388 2,391
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 3,525 3,527
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 8,181 8,101
Series 2025-RCF5 Class A2
5.310% due 10/25/55 (~)(Ê)(Þ) 1,778 1,772
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 666 669
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 1,699 1,711
Series 2024-CES9 Class A1A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.582% due 12/25/44 (~)(Ê)(Þ) 7,059 7,103
Series 2025-CES1 Class A3
6.163% due 01/25/45 (~)(Ê)(Þ) 998 1,004
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 7,210 7,272
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 6,748 6,901
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 5,579 5,675
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 2,193 2,232
Series 2025-LOC4 Class A1A
5.933% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 5,757 5,762
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 358 335
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
4.546% due 04/19/35 (CME Term
SOFR 1 Month + 0.514%)(Ê) 110 105
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.275% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 3,910 3,909
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 3,416 3,435
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.304% due 07/13/44 (~)(Ê)(Þ) 3,311 3,334
Series 2025-AZ Class C
5.838% due 07/13/44 (~)(Ê)(Þ) 6,406 6,468
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.398% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,306 1,306
488,827
Non-US Bonds - 6.2%
Apna Park CLO DAC
Series 2025-1A Class A
1.000% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 13,100 15,100
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 1,422 810
Series 162
1.750% due 06/21/51 (Þ) AUD 7,958 2,787
Colombia Government International
Bond
3.750% due 09/19/28 EUR 4,758 5,461
Colombian TES
Series B
13.250% due 02/09/33 COP 31,945,900 8,906
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.750% due 01/24/35 COP 2,533,100 649
European Union
Series UFA
3.375% due 12/12/35 (Þ) EUR 5,527 6,539
Hong Kong Government Bond
Programme
1.680% due 01/21/26 HKD 13,950 1,789
1.250% due 06/29/27 HKD 24,900 3,139
Iceland Rikisbref
6.500% due 01/24/31 ISK 412,087 3,245
6.500% due 02/15/38 ISK 26,131 209
Japan 30 Year Government
International Bond
Series 81
1.600% due 12/20/53 JPY 848,350 3,967
Series 82
1.800% due 03/20/54 JPY 107,750 528
Series 84
2.100% due 09/20/54 JPY 791,500 4,164
Series 85
2.300% due 12/20/54 JPY 436,350 2,399
Series 87
2.800% due 06/20/55 JPY 176,750 1,086
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 788,850 2,359
Series 17
2.200% due 03/20/64 JPY 241,250 1,196
Mexico Government International
Bond
4.500% due 03/19/34 EUR 1,636 1,914
2.250% due 08/12/36 EUR 452 427
5.125% due 05/04/37 EUR 583 691
4.000% due 03/15/15 EUR 2,092 1,749
New Zealand Government International
Bond
Series 0531
1.500% due 05/15/31 NZD 12,566 6,477
Series 0535
4.500% due 05/15/35 NZD 6,062 3,588
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 4,049 4,731
Series EMTN
3.750% due 11/16/25 (Þ) GBP 2,179 2,860
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 39,510 2,282
Romanian Government International
Bond
1.750% due 07/13/30 (Þ) EUR 1,152 1,190
5.375% due 06/07/33 (Þ) EUR 3,252 3,781
3.750% due 02/07/34 (Þ) EUR 1,678 1,713
5.625% due 02/22/36 (Þ) EUR 1,481 1,679
2.625% due 12/02/40 (Þ) EUR 3,214 2,445
2.750% due 04/14/41 (Þ) EUR 254 194
2.875% due 04/13/42 (Þ) EUR 2,987 2,281
6.500% due 10/07/45 (Þ) EUR 1,000 1,142

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
362 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 04/03/49 (Þ) EUR 802 730
3.375% due 01/28/50 (Þ) EUR 285 212
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.284% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 1,211 1,591
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 6,578 7,746
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,833
119,589
United States Government Treasuries - 6.5%
United States Treasury Notes
1.250% due 12/31/26 6,050 5,882
0.625% due 03/31/27 4,803 4,605
2.375% due 05/15/27 5,205 5,107
0.500% due 05/31/27 3,970 3,782
2.250% due 08/15/27 4,999 4,882
2.250% due 11/15/27 2,495 2,430
0.625% due 11/30/27 6,000 5,647
2.750% due 02/15/28 219 215
1.125% due 02/29/28 117 111
3.125% due 11/15/28 666 657
3.750% due 12/31/28 3,376 3,389
1.875% due 02/28/29 8,797 8,319
4.250% due 02/28/29 2,460 2,508
4.625% due 04/30/29 2,915 3,009
2.375% due 05/15/29 2,052 1,967
4.000% due 07/31/29 16 16
3.625% due 08/31/29 2,615 2,612
4.000% due 10/31/29 1,478 1,496
1.750% due 11/15/29 2,766 2,573
0.625% due 05/15/30 696 608
6.250% due 05/15/30 2,534 2,799
3.750% due 06/30/30 1,612 1,615
0.625% due 08/15/30 2,591 2,244
3.625% due 09/30/30 243 242
0.875% due 11/15/30 3,500 3,049
1.625% due 05/15/31 411 367
1.250% due 08/15/31 1,081 939
1.375% due 11/15/31 5,042 4,384
1.875% due 02/15/32 2,454 2,187
2.875% due 05/15/32 2,582 2,436
3.875% due 08/31/32 1,799 1,799
3.875% due 09/30/32 5,200 5,198
3.500% due 02/15/33 675 658
3.875% due 08/15/33 2,243 2,232
4.500% due 11/15/33 2,999 3,109
4.000% due 02/15/34 1,985 1,987
4.375% due 05/15/34 470 482
3.875% due 08/15/34 4,221 4,173
4.625% due 02/15/35 550 574
4.250% due 05/15/35 617 625
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 08/15/35 760 769
4.500% due 02/15/36 1,000 1,037
1.125% due 05/15/40 491 316
1.125% due 08/15/40 1,748 1,112
1.375% due 11/15/40 1,621 1,068
1.750% due 08/15/41 1,939 1,328
2.000% due 11/15/41 627 444
3.250% due 05/15/42 1,805 1,530
2.750% due 11/15/42 140 109
2.875% due 05/15/43 1,312 1,036
4.125% due 08/15/44 2,205 2,064
4.625% due 11/15/44 1,573 1,571
4.875% due 08/15/45 139 143
2.500% due 05/15/46 1,723 1,225
2.750% due 11/15/47 1,574 1,150
3.375% due 11/15/48 384 311
3.000% due 02/15/49 309 234
2.875% due 05/15/49 989 729
1.250% due 05/15/50 77 38
1.375% due 08/15/50 557 284
1.625% due 11/15/50 686 373
2.375% due 05/15/51 1,309 852
2.000% due 08/15/51 1,199 711
1.875% due 11/15/51 2,595 1,485
2.875% due 05/15/52 1,506 1,086
3.625% due 02/15/53 511 427
4.750% due 11/15/53 1,050 1,062
4.625% due 05/15/54 1,030 1,022
4.250% due 08/15/54 1,000 933
4.500% due 11/15/54 549 534
4.750% due 08/15/55 246 249
126,146
Total Long-Term Fixed
Income Investments
(cost $1,673,824) 1,645,494
Short-Term Investments - 14.2%
Japan Treasury Discount Bills
Series 1333
0.000% due 12/22/25 (ž) JPY 4,014,000 26,032
Series 1340
0.000% due 02/02/26 (ž) JPY 3,063,000 19,853
U.S. Cash Management Fund(@) 128,518,935(∞) 128,493

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Bills
3.676% due 12/23/25 (ž) 101,276 100,731
Total Short-Term Investments
(cost $276,403) 275,109
Total Investments - 99.4%
(identified cost $1,950,227) 1,920,603
Other Assets and Liabilities,
Net - 0.6%
11,398
Net Assets - 100.0%
1,932,001

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
364 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
37.0%
200 Park Funding Trust 02/25/25 1,210,000 100.00 1,210
1,225
Adani Ports & Special Economic Zone, Ltd. 02/11/25 650,000 96.38 626
641
Adani Ports & Special Economic Zone, Ltd. 10/14/25 1,319,000 97.60 1,287
1,287
AES Panama Generation Holdings SRL 04/26/21 1,192,983 102.02 1,217
1,114
Africa Finance Corp. 11/02/21 1,158,000 100.32 1,162
1,154
AGL CLO, Ltd. 12/18/24 2,100,000 100.00 2,100
2,102
AGL CLO, Ltd. 01/31/25 6,130,000 100.00 6,130
6,124
AGL CLO, Ltd. 04/01/25 10,600,000 99.97 10,597
10,629
Aircastle, Ltd. 07/07/22 2,796,000 92.18 2,577
2,700
Aircastle, Ltd. 10/30/24 2,700,000 101.89 2,751
2,811
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 98.27 364
370
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 110,000 94.68 104
105
Allianz SE 10/30/24 1,400,000 106.22 1,487
1,508
American Tower Trust #1 06/21/23 7,133,000 100.39 7,160
7,260
American Tower Trust #1 05/08/24 2,394,000 96.10 2,301
2,355
Antero Resources Corp. 05/09/25 1,002,000 97.88 981
1,009
Apna Park CLO DAC 10/07/25 EUR 13,100,000 116.51 15,262
15,100
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 1,339,403 98.98 1,326
1,342
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 2,804,185 99.98 2,804
2,804
Ares CLO, Ltd. 12/19/24 1,340,000 100.00 1,340
1,342
Ares CLO, Ltd. 12/27/24 3,000,000 100.00 3,000
3,001
Ares CLO, Ltd. 01/21/25 3,650,000 100.00 3,650
3,651
ARES Loan Funding III, Ltd. 10/16/25 2,000,000 100.00 2,000
2,000
Audax Senior Debt CLO LLC 02/21/25 4,160,000 100.00 4,160
4,158
Australia and New Zealand Banking Group, Ltd. 10/30/24 1,385,000 86.08 1,192
1,240
Australia Government International Bond 04/01/25 AUD 7,958,000 33.45 2,662
2,787
Australia Government International Bond 04/01/25 AUD 1,422,000 54.43 774
810
Avolon Holdings Funding, Ltd. 10/30/24 1,215,000 94.62 1,150
1,168
Bain Capital Credit CLO, Ltd. 04/17/25 2,800,000 99.90 2,797
2,811
Bain Capital Credit CLO, Ltd. 09/18/25 4,000,000 100.00 4,000
4,002
Bangkok Bank PCL 05/09/25 2,753,000 99.58 2,742
2,752
Barclays Mortgage Loan Trust 03/26/24 1,288,198 97.93 1,262
1,284
Barings CLO, Ltd. 12/20/24 7,280,000 100.00 7,280
7,286
Barings CLO, Ltd. 02/14/25 3,260,000 100.00 3,260
3,262
BDS LLC 04/04/22 6,501,913 100.00 6,502
6,503
BDS LLC 02/21/25 1,625,000 99.76 1,621
1,629
Bimbo Bakeries USA, Inc. 10/14/25 1,595,000 104.97 1,674
1,672
Blackstone Holdings Finance Co. LLC 10/30/24 1,195,000 86.53 1,034
1,056
BNP Paribas SA 04/17/24 2,825,000 94.63 2,673
2,793
BNP Paribas SA 10/30/24 2,370,000 101.18 2,398
2,448
Bombardier, Inc. 06/04/25 482,000 106.99 516
536
Booz Allen Hamilton, Inc. 03/25/25 1,378,000 96.15 1,325
1,352
Boston Gas Co. 01/05/24 272,000 96.55 263
268
BRAVO Residential Funding Trust 04/30/24 674,200 99.99 674
681
BRAVO Residential Funding Trust 10/09/24 2,460,292 99.99 2,460
2,471
BRAVO Residential Funding Trust 04/08/25 6,857,862 99.99 6,857
6,913
Brooklyn Union Gas Co. (The) 09/05/25 2,208,000 98.87 2,183
2,174
Business Jet Securities LLC 09/06/24 2,019,310 100.00 2,019
2,032
BX Commercial Mortgage Trust 12/02/21 8,674,180 99.89 8,665
8,657
BX Commercial Mortgage Trust 05/02/24 4,766,282 99.77 4,755
4,767
BX Trust 01/24/24 15,622,000 98.77 15,430
15,475
BX Trust 02/20/25 8,037,652 99.78 8,020
8,004
BX Trust 02/20/25 2,382,707 99.78 2,378
2,374
BX Trust 06/13/25 4,564,000 99.75 4,553
4,559
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.55 13,375
11,536
CAMB Commercial Mortgage Trust 09/24/24 5,889,000 81.83 4,819
4,789
Cameron LNG LLC 05/08/25 1,864,000 89.01 1,659
1,708
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 4,300,000 99.90 4,296
4,314
Carnival Corp. 03/25/25 1,890,000 96.67 1,827
1,859
CCL Industries, Inc. 05/09/25 1,389,000 91.45 1,270
1,304
Cellnex Telecom SA 10/30/24 1,385,000 79.22 1,097
1,112
Cemex SAB de CV 02/11/25 1,514,000 98.61 1,493
1,537
Cencosud SA 11/06/23 2,875,000 96.47 2,774
2,877
Chase Home Lending Mortgage Trust 03/14/25 3,041,007 100.00 3,041
3,042

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 365
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Churchill Middle Market CLO LLC 02/24/25 3,910,000 100.00 3,910
3,907
CIFC Funding, Ltd. 04/24/25 5,400,000 99.90 5,395
5,416
Cleveland Electric Illuminating Co. (The) 07/08/25 1,074,000 97.23 1,044
1,057
CLI Funding LLC 07/24/24 2,803,865 100.48 2,817
2,823
Coca-Cola Icecek AS 04/25/24 2,579,000 94.41 2,435
2,546
Columbia Pipelines Holding Co. LLC 06/16/25 2,130,000 103.21 2,198
2,217
Constellation Insurance, Inc. 09/16/24 428,000 100.94 432
432
Credit Agricole SA 04/17/24 1,385,000 93.50 1,295
1,363
Credit Agricole SA 10/30/24 1,050,000 92.37 970
992
CTR Partnership, LP / CareTrust Capital Corp. 06/16/25 1,568,000 95.98 1,505
1,536
Daimler Truck Finance North America LLC 10/30/24 1,410,000 100.67 1,419
1,436
Danske Bank A/S 10/30/24 2,720,000 101.81 2,769
2,828
DBGS Mortgage Trust 04/03/19 4,612,000 100.94 4,655
3,771
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/17/24 2,653,000 97.73 2,593
2,670
DK Trust 03/01/24 4,021,000 100.00 4,021
4,025
Dresdner Funding Trust I 04/25/24 995,000 105.66 1,051
1,101
DT Midstream, Inc. 06/16/25 2,069,000 96.28 1,992
2,025
Eagle Funding Luxco SARL 07/28/25 5,100,000 99.76 5,088
5,181
Ellington Financial Mortgage Trust 12/10/24 3,123,888 99.99 3,124
3,143
Elmwood CLO, Ltd. 04/24/25 8,200,000 99.86 8,188
8,213
EMD Finance LLC 08/12/25 1,260,000 99.47 1,253
1,265
EMD Finance LLC 08/12/25 760,000 99.52 756
761
Enel Finance International NV 04/17/24 1,318,000 98.58 1,299
1,327
Enel Finance International NV 06/16/25 1,648,000 93.62 1,543
1,559
Entegris, Inc. 08/06/24 2,792,000 97.78 2,730
2,773
European Union 10/30/25 EUR 5,527,000 118.70 6,560
6,539
Ferguson Finance PLC 05/06/24 2,671,000 98.36 2,627
2,668
FIGRE Trust 03/19/24 4,284,018 100.03 4,285
4,358
FIGRE Trust 06/06/24 1,176,156 100.97 1,188
1,200
FIGRE Trust 09/05/24 1,433,814 102.62 1,471
1,461
FIGRE Trust 09/09/24 2,320,604 100.00 2,321
2,325
FIGRE Trust 12/11/24 2,208,204 100.40 2,217
2,229
FIGRE Trust 12/11/24 3,127,406 99.99 3,127
3,167
FIGRE Trust 02/20/25 861,098 103.45 891
895
FIGRE Trust 03/20/25 4,088,447 100.09 4,092
4,129
FIGRE Trust 04/30/25 1,096,124 100.95 1,107
1,108
FIGRE Trust 05/07/25 3,307,307 101.05 3,342
3,353
FIGRE Trust 08/27/25 1,504,437 101.36 1,525
1,525
FIGRE Trust 10/15/25 2,100,000 100.00 2,100
2,097
FirstEnergy Transmission LLC 01/07/25 1,455,000 94.21 1,371
1,404
Flatiron CLO, Ltd. 11/01/24 2,600,000 100.00 2,600
2,606
Flatiron CLO, Ltd. 03/24/25 2,500,000 100.00 2,500
2,496
Foundry JV Holdco LLC 02/04/25 2,865,000 99.92 2,863
3,030
Fresenius Medical Care US Finance III, Inc. 08/04/22 1,720,000 87.32 1,502
1,523
Gartner, Inc. 03/25/25 2,829,000 95.01 2,688
2,717
GFL Environmental, Inc. 05/01/25 398,000 103.84 413
416
GFL Environmental, Inc. 06/16/25 2,508,000 96.38 2,417
2,451
Gildan Activewear, Inc. 09/23/25 467,000 100.00 467
465
Gildan Activewear, Inc. 09/23/25 467,000 99.89 467
466
Glencore Funding LLC 10/30/24 755,000 101.01 763
768
Glencore Funding LLC 10/30/24 1,510,000 101.24 1,529
1,575
Gracechurch Mortgage Financing PLC 10/21/25 938,000 89.70 841
836
GS Mortgage Securities Trust 08/04/23 2,507,000 96.29 2,414
2,499
GSAA Home Equity Trust 10/21/15 59,105 80.82 48
73
HMH Trust 06/09/17 7,770,000 99.96 7,767
—
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,246
Home RE, Ltd. 05/09/25 2,000,000 113.17 2,263
2,273
Hudson Yards Mortgage Trust 01/07/25 3,405,000 100.48 3,421
3,518
Hyundai Capital America 10/30/24 825,000 93.44 771
783
Hyundai Capital America 10/30/24 1,215,000 95.30 1,158
1,172
ICICI Bank, Ltd. 09/06/24 1,467,000 98.75 1,449
1,449
Imperial Brands Finance PLC 10/30/24 1,385,000 98.90 1,370
1,376
Imperial Brands Finance PLC 06/24/25 1,700,000 99.52 1,692
1,768
Imperial Brands Finance PLC 10/14/25 2,813,000 98.73 2,777
2,759
Indianapolis Power & Light Co. 10/30/24 1,160,000 101.38 1,176
1,172

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
366 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 96.31 2,267
2,312
InRetail Consumer 01/05/24 2,843,000 94.72 2,693
2,764
International Flavors & Fragrances, Inc. 07/15/24 3,196,000 94.50 3,031
3,050
International Flavors & Fragrances, Inc. 10/30/24 1,580,000 87.45 1,382
1,415
Intesa Sanpaolo SpA 08/09/23 2,627,000 98.98 2,600
2,889
Irwin Home Equity Loan Trust 06/30/15 39,363 101.15 40
39
ITC Holdings Corp. 01/22/25 1,788,000 100.30 1,793
1,811
James Hardie International Finance Designated Activity Co. 02/11/25 1,796,000 98.24 1,764
1,787
JDE Peet's NV 03/06/24 2,095,000 95.60 2,003
2,021
JPMorgan Mortgage Trust 06/05/20 67,354 102.62 69
61
JPMorgan Mortgage Trust 06/05/20 123,435 103.16 127
114
JPMorgan Mortgage Trust 03/30/21 382,221 101.87 389
346
JPMorgan Mortgage Trust 04/26/21 10,892,582 101.68 11,075
10,133
JPMorgan Mortgage Trust 01/26/22 8,567,777 99.17 8,497
7,603
JPMorgan Mortgage Trust 04/27/22 3,927,615 95.95 3,768
3,585
JPMorgan Mortgage Trust 03/10/23 5,147,073 88.86 4,574
4,638
JPMorgan Mortgage Trust 04/20/23 2,222,133 88.77 1,973
1,993
JPMorgan Mortgage Trust 12/05/24 1,237,852 100.56 1,245
1,247
JPMorgan Mortgage Trust 12/18/24 1,112,496 100.35 1,116
1,111
JPMorgan Mortgage Trust 01/29/25 2,113,853 99.99 2,114
2,123
JPMorgan Mortgage Trust 02/26/25 3,251,525 100.00 3,252
3,245
JPMorgan Mortgage Trust 02/26/25 5,160,000 100.00 5,160
5,160
JPMorgan Mortgage Trust 03/18/25 4,974,267 99.99 4,974
5,001
JPMorgan Mortgage Trust 07/30/25 6,452,175 100.00 6,452
6,452
JPMorgan Mortgage Trust 09/26/25 2,082,926 100.00 2,083
2,081
JPMorgan Wealth Management 07/30/20 1,272,468 103.21 1,313
1,110
Kuwait International Government Bond 09/30/25 10,960,000 100.00 10,960
10,930
LG Energy Solution, Ltd. 09/05/25 2,622,000 103.51 2,714
2,714
Liberty Mutual Group, Inc. 05/03/22 218,000 127.88 279
251
Macquarie Airfinance Holdings, Ltd. 10/30/24 300,000 102.39 307
315
Macquarie Airfinance Holdings, Ltd. 10/30/24 435,000 103.26 449
464
Macquarie Airfinance Holdings, Ltd. 10/30/24 1,050,000 98.33 1,032
1,062
Macquarie Group, Ltd. 10/30/24 2,825,000 96.00 2,712
2,760
Magnetite CLO, Ltd. 01/28/25 3,370,000 100.00 3,370
3,367
Marks & Spencer PLC 09/16/24 297,000 109.71 326
327
Mars, Inc. 03/05/25 670,000 99.42 666
689
Mars, Inc. 03/05/25 1,070,000 99.46 1,064
1,089
Mars, Inc. 03/05/25 340,000 99.81 339
349
Mars, Inc. 03/05/25 1,360,000 99.83 1,358
1,396
Mattel, Inc. 02/11/25 3,000,000 95.39 2,862
2,910
Meritage Homes Corp. 10/14/25 1,761,000 97.95 1,725
1,722
Mexico Generadora de Energia S de RL de CV 04/04/23 1,562,384 97.40 1,522
1,596
MF1 LLC 07/19/23 1,900,848 100.22 1,905
1,903
MF1 LLC 03/17/25 7,668,000 100.33 7,693
7,701
MF1, Ltd. 12/03/24 5,098,918 100.00 5,099
5,101
MHC Commercial Mortgage Trust 04/06/21 1,845,343 99.36 1,834
1,843
MISC Capital Two Labuan, Ltd. 02/06/24 2,700,000 97.93 2,644
2,675
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.13 47
47
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0.48 281
280
National Australia Bank, Ltd. 10/30/24 1,730,000 87.59 1,515
1,562
News Corp. 02/11/25 3,023,000 94.97 2,871
2,916
NGPL PipeCo LLC 09/26/19 2,298,000 122.93 2,825
2,675
Nissan Motor Acceptance Co. LLC 03/05/25 2,000,000 101.23 2,025
2,027
Nissan Motor Co., Ltd. 06/04/25 173,000 92.93 161
162
Nissan Motor Co., Ltd. 10/01/25 262,000 98.32 258
257
Nomura Resecuritization Trust 10/23/15 427,769 95.50 409
422
NRG Energy, Inc. 04/25/24 3,046,000 94.72 2,885
2,920
NTT Finance Corp. 07/09/25 1,150,000 100.00 1,150
1,197
Nuveen LLC 10/30/24 690,000 98.06 677
688
Oaktown Re, Ltd. 09/28/21 158,590 101.33 161
159
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,869
Oaktown Re, Ltd. 10/02/25 2,183,000 102.29 2,233
2,224
OCP CLO, Ltd. 04/01/25 3,800,000 99.95 3,798
3,806
OCP CLO, Ltd. 09/17/25 2,900,000 100.00 2,900
2,904
Octagon Investment Partners 32, Ltd. 04/28/25 1,700,000 99.88 1,698
1,704

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 367
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Open Text Corp. 08/08/23 866,000 100.74 872
901
Peachtree Corners Funding Trust II 05/14/25 770,000 100.00 770
809
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 1,195,000 104.78 1,252
1,277
Petroleos Mexicanos 04/02/24 EUR 4,049,000 95.64 3,872
4,731
Petroleos Mexicanos 07/17/25 GBP 2,179,000 133.85 2,917
2,860
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 337,000 96.17 324
348
Prosus NV 08/04/22 2,853,000 90.50 2,582
2,740
Prosus NV 10/30/24 1,530,000 67.71 1,036
1,048
PRPM LLC 10/07/24 3,837,030 96.82 3,715
3,792
PRPM LLC 11/08/24 1,654,098 100.00 1,654
1,655
PRPM LLC 11/26/24 982,910 100.00 983
982
PRPM LLC 04/25/25 3,668,119 99.96 3,667
3,677
PRPM LLC 06/03/25 4,728,690 99.97 4,727
4,739
PRPM LLC 07/24/25 2,387,709 99.97 2,387
2,391
PRPM LLC 08/08/25 8,181,133 98.70 8,075
8,101
PRPM LLC 08/19/25 3,525,386 99.99 3,525
3,527
PRPM LLC 10/14/25 1,778,000 100.00 1,778
1,772
PTTEP Treasury Center Co., Ltd. 12/12/24 1,753,000 96.55 1,692
1,705
RCKT Mortgage Trust 07/13/23 666,037 99.12 660
669
RCKT Mortgage Trust 02/15/24 2,090,914 99.97 2,090
2,105
RCKT Mortgage Trust 03/19/24 2,923,293 99.97 2,923
2,950
RCKT Mortgage Trust 08/14/24 2,219,670 99.98 2,219
2,224
RCKT Mortgage Trust 12/12/24 1,698,682 100.65 1,710
1,711
RCKT Mortgage Trust 12/12/24 7,058,785 99.99 7,058
7,103
RCKT Mortgage Trust 02/20/25 998,000 100.52 1,003
1,004
RCKT Mortgage Trust 02/26/25 7,210,397 99.99 7,210
7,272
Reliance Industries, Ltd. 12/12/24 1,732,000 97.77 1,693
1,711
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 475,000 92.42 439
429
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 880,000 78.80 693
751
RFR Trust 02/18/25 6,748,000 100.06 6,752
6,901
RFR Trust 02/18/25 5,579,000 99.99 5,579
5,675
Rockies Express Pipeline LLC 07/07/22 290,000 91.42 265
299
Rockies Express Pipeline LLC 08/07/23 224,000 94.56 212
222
Rockies Express Pipeline LLC 12/06/23 458,000 92.99 426
448
Rockies Express Pipeline LLC 09/17/24 134,000 104.77 140
145
Rogers Communications, Inc. 02/02/24 891,000 97.74 871
887
Romanian Government International Bond 03/11/21 EUR 3,214,000 111.78 3,592
2,445
Romanian Government International Bond 07/08/21 EUR 2,987,000 108.84 3,251
2,281
Romanian Government International Bond 02/24/22 EUR 802,000 95.53 766
730
Romanian Government International Bond 12/02/22 EUR 1,152,000 88.05 1,014
1,190
Romanian Government International Bond 02/15/24 EUR 1,481,000 106.82 1,582
1,679
Romanian Government International Bond 04/19/24 EUR 1,678,000 94.21 1,581
1,713
Romanian Government International Bond 05/08/25 EUR 285,000 64.20 183
212
Romanian Government International Bond 10/02/25 EUR 1,000,000 115.66 1,157
1,142
Romanian Government International Bond 10/02/25 EUR 3,252,000 115.76 3,765
3,781
Romanian Government International Bond 10/30/25 EUR 254,000 76.61 195
194
Sabal Trail Transmission LLC 09/16/24 2,479,000 99.65 2,470
2,461
Saluda Grade Alternative Mortgage Trust 11/17/23 2,535,872 101.48 2,573
2,616
Saluda Grade Alternative Mortgage Trust 02/07/24 1,659,209 102.03 1,693
1,719
Saluda Grade Alternative Mortgage Trust 04/05/24 5,191,046 99.99 5,190
5,314
Saluda Grade Alternative Mortgage Trust 10/16/24 2,192,598 101.36 2,223
2,232
Saluda Grade Alternative Mortgage Trust 07/10/25 5,756,762 100.00 5,757
5,762
Sammons Financial Group, Inc. 10/30/24 1,400,000 98.73 1,382
1,397
Saudi Arabian Oil Co. 08/08/23 2,394,000 88.47 2,118
2,185
Scentre Group Trust 2 10/30/24 1,530,000 98.42 1,506
1,539
Seagate Data Storage Technology Pte, Ltd. 06/30/25 132,000 95.66 126
128
Sealed Air Corp. 04/22/20 584,000 104.15 608
635
Sequoia Mortgage Trust 10/21/16 358,335 102.36 367
335
SK Hynix, Inc. 10/14/25 1,949,000 103.82 2,023
2,018
SMBC Aviation Capital Finance DAC 10/30/24 1,395,000 100.58 1,403
1,451
Smithfield Foods, Inc. 10/30/24 1,215,000 88.49 1,075
1,114
Societe Generale SA 02/03/23 2,964,000 96.27 2,853
2,906
Standard Chartered PLC 04/02/20 850,000 94.16 800
897
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,591
TCO Commercial Mortgage Trust 12/06/24 3,910,000 99.76 3,901
3,909

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
368 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Textainer Marine Containers VII, Ltd. 08/06/24 3,832,017 100.00 3,832
3,848
Topaz Solar Farms LLC 04/25/24 413,086 99.02 409
413
Towd Point Mortgage Trust 07/21/23 3,416,030 99.84 3,411
3,435
Towd Point Mortgage Trust 10/19/23 2,015,158 99.99 2,015
2,040
UBS Group AG 10/30/24 865,000 121.13 1,048
1,089
UBS Group AG 10/30/24 840,000 86.37 725
750
UniCredit SpA 05/09/25 3,210,000 89.34 2,868
2,965
Unum Group 10/30/24 1,185,000 80.24 951
976
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 6,578,000 112.78 7,419
7,746
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 4,320,000 127.07 5,490
5,833
Var Energi ASA 12/05/23 2,622,000 102.72 2,693
2,776
VDCM Commercial Mortgage Trust 06/24/25 6,406,000 100.00 6,406
6,468
VDCM Commercial Mortgage Trust 06/24/25 3,311,000 100.00 3,311
3,334
Vistra Operations Co. LLC 04/17/24 2,896,000 97.37 2,820
2,872
Vistra Operations Co. LLC 10/30/24 2,730,000 96.69 2,640
2,703
Voya CLO, Ltd. 04/03/25 2,000,000 99.95 1,999
2,003
Wellesley Park CLO, Ltd. 10/10/25 4,200,000 100.00 4,200
4,206
Wells Fargo Commercial Mortgage Trust 11/15/22 1,306,170 97.46 1,273
1,306
XPO, Inc. 06/16/25 1,750,000 101.18 1,771
1,786
Yara International ASA 07/15/24 2,861,000 99.20 2,838 2,881
715,539
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 501 AUD 56,920 12/25
40
Euro-Btp Futures 28 EUR 3,400 12/25
3
Long Gilt Futures 245 GBP 22,937 12/25
1,012
United States 2 Year Treasury Note Futures 1,245 USD 259,261 12/25
(260)
United States 5 Year Treasury Note Futures 1,200 USD 131,053 12/25
(4)
United States 10 Year Treasury Note Futures 1,206 USD 135,882 12/25
425
United States 10 Year Ultra Treasury Note Futures 2,050 USD 236 ,743 12/25
3,103
United States Treasury Long Bond Futures 843 USD 98,894 12/25
1,889
United States Treasury Ultra Bond Futures 719 USD 87,201 12/25 2,921
Short Positions
Euro-Bobl Futures 85 EUR 10,052 12/25
(36)
Euro-Bund Futures 429 EUR 55,508 12/25
(457)
Euro-Buxl 30 Year Bond Futures 16 EUR 1,858 12/25
(79)
Euro-Schatz Futures 66 EUR 7,067 12/25
(7)
Japanese 10 Year Government Bond Futures 129 JPY 17,549,160 12/25
547
Long Gilt Futures 18 GBP 1,685 12/25
(76)
United States 2 Year Treasury Note Futures 594 USD 123,696 12/25
93
United States 5 Year Treasury Note Futures 90 USD 9,829 12/25
16
United States 10 Year Treasury Note Futures 11 USD 1,239 12/25
3
United States 10 Year Ultra Treasury Note Futures 316 USD 36,493 12/25
(363)
United States Treasury Ultra Bond Futures 227 USD 27,531 12/25 (674)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,096

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 9,649 CAD 13,450 11/10/25 (56)
BNP Paribas CHF 11,598 USD 14,620 11/10/25 197
Citigroup USD 2,850 CAD 3,966 01/22/26 (11)
Citigroup USD 2,808 CLP 2,709,446 01/22/26 66
Citigroup USD 12 COP 46,891 01/22/26 —
Citigroup USD 531 COP 2,081,634 01/22/26 3
Citigroup USD 5,463 EUR 4,725 11/03/25 (16)
Citigroup USD 2,108 EUR 1,785 01/22/26 (42)
Citigroup USD 8,401 EUR 7,200 01/22/26 (65)
Citigroup USD 22 GBP 17 01/22/26 —
Citigroup USD 2,600 JPY 379,081 01/22/26 (120)
Citigroup USD 5,490 KRW 7,692,051 01/22/26 (89)
Citigroup USD 588 KZT 331,980 01/22/26 23
Citigroup USD 1,177 KZT 668,079 01/22/26 54
Citigroup USD 131 ZAR 2,269 01/22/26 (1)
Citigroup USD 3,165 ZAR 55,249 01/22/26 4
Citigroup AUD 5,545 USD 3,666 01/22/26 35
Citigroup COP 53,095,442 USD 13,584 01/22/26 (43)
Citigroup EUR 4,857 NOK 57,128 01/22/26 15
Citigroup EUR 215 USD 252 01/22/26 3
Citigroup EUR 2,100 USD 2,443 01/22/26 12
Citigroup EUR 2,200 USD 2,598 01/22/26 51
Citigroup EUR 2,434 USD 2,850 01/22/26 32
Citigroup EUR 2,444 USD 2,850 01/22/26 20
Citigroup EUR 4,725 USD 5,487 01/22/26 17
Citigroup EUR 29,783 USD 35,157 01/22/26 678
Citigroup GBP 6,325 EUR 7,235 01/22/26 67
Citigroup GBP 213 USD 285 01/22/26 4
Citigroup GBP 2,448 USD 3,294 01/22/26 78
Citigroup GBP 4,280 USD 5,695 01/22/26 72
Citigroup HKD 38,852 USD 4,996 11/14/25 (5)
Citigroup JPY 5,218 USD 34 01/22/26 —
Citigroup JPY 421,868 USD 2,840 01/22/26 81
Citigroup JPY 9,852,652 USD 67,528 01/22/26 3,093
Citigroup KRW 2,029,343 USD 1,425 01/22/26 —
Citigroup NZD 6,430 USD 3,704 01/22/26 12
Citigroup NZD 10,918 USD 6,393 01/22/26 125
Citigroup ZAR 30,031 USD 1,720 01/22/26 (3)
Citigroup ZAR 92,893 USD 5,342 01/22/26 14
HSBC USD 89 CAD 125 11/10/25 —
HSBC USD 21 CHF 17 11/10/25 —
HSBC USD 4,174 EUR 3,608 11/10/25 (15)
HSBC USD 8 NOK 77 11/10/25 —
HSBC USD 19 SEK 181 11/10/25 —
HSBC GBP 41 USD 53 11/10/25 —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC JPY 620,502 USD 4,027 11/10/25 (1)
JPMorgan Chase USD 15,415 EUR 13,100 11/10/25 (309)
JPMorgan Chase EUR 6,739 USD 7,806 11/12/25 34
State Street USD 4,868 NOK 48,459 11/10/25 (85)
State Street GBP 5,735 USD 7,701 11/12/25 168
State Street SEK 45,751 USD 4,890 11/10/25 72
Westpac GBP 3,016 USD 4,047 11/10/25 86
Westpac JPY 120,468 USD 822 11/10/25 39
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,294
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 35,965 3.743%
(4)
SOFR
(4)
05/22/27
— 48 48
Citigroup USD 36,185 3.768%
(4)
SOFR
(4)
05/22/27
— 66 66
Citigroup USD 36,000 3.742%
(4)
SOFR
(4)
05/27/27
— 52 52
Citigroup USD 10,713 3.389%
(4)
SOFR
(4)
09/17/27
— (16) (16)
Citigroup USD 10,713 3.390%
(4)
SOFR
(4)
09/17/27
— (15) (15)
Citigroup USD 10,713 3.386%
(4)
SOFR
(4)
09/17/27
— (17) (17)
Citigroup USD 11,860 3.382%
(4)
SOFR
(4)
09/17/27
— (19) (19)
Citigroup NZD 25,450
3 Month
NZD-BBR-Telerate
(3)
2.495%
(2)
10/28/27
— 18 18
Citigroup NZD 13,020
3 Month
NZD-BBR-Telerate
(3)
3.568%
(2)
07/07/30 — (252) (252)
Total Open Interest Rate Swap Contracts (å) — (135) (135)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index BNP Paribas USD 3,160 (1.000%)
(2)
12/20/30 82 (34) 48
Total Open Credit Indices - Purchase Protection Contracts 82 (34) 48

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.832%
USD 2,377
(1.000%)
(2)
06/20/30
43 (63) (20)
Mexico Government
International Bond
Morgan Stanley 0.832%
USD 4,280
(1.000%)
(2)
06/20/30
78 (113) (35)
Total Open Sovereign Issues - Purchase Protection Contracts 121 (176) (55)
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Citigroup USD 3,160 1.000%
(2)
12/20/30 (71) 23 (48)
Total Open Credit Indices - Sell Protection Contracts (71) 23 (48)
Total Open Credit Default Swap Contracts (å) 132 (187) (55)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 78,148 $ —
$ —
$ 78,148
Corporate Bonds and Notes — 521,436 —
—
521,436
International Debt — 311,348 —
—
311,348
Mortgage-Backed Securities — 488,827 —
—
488,827
Non-US Bonds — 119,589 —
—
119,589
United States Government Treasuries — 126,146 —
—
126,146
Short-Term Investments — 146,616 — 128,493 275,109
Total Investments
— 1,792,110 — 128,493 1,920,603
Other Financial Instruments
Assets
Futures Contracts 10,052 — — — 10,052
Foreign Currency Exchange Contracts — 5,155 — — 5,155
Interest Rate Swap Contracts — 184 — — 184
Credit Default Swap Contracts — 48 — — 48
Liabilities

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts (1,956) — — — (1,956)
Foreign Currency Exchange Contracts (17) (844) — — (861)
Interest Rate Swap Contracts — (319) — — (319)
Credit Default Swap Contracts — (103) — — (103)
Total Other Financial Instruments
*
$ 8,079 $ 4,121 $ — $ — $ 12,200
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
13,390 0 .7
Bermuda .............................................................................................
9,771 0 .5
Brazil ..................................................................................................
2,881 0 .2
Canada ................................................................................................
24,235 1 .3
Cayman Islands ..................................................................................
66,527 3 .4
Chile ...................................................................................................
4,909 0 .3
China ..................................................................................................
7,636 0 .4
Colombia ............................................................................................
15,017 0 .8
Denmark .............................................................................................
2,828 0 .1
Finland ...............................................................................................
2,836 0 .1
France .................................................................................................
10,502 0 .5
Germany .............................................................................................
9,266 0 .5
Hong Kong .........................................................................................
4,927 0 .3
Iceland ................................................................................................
3,453 0 .2
India ...................................................................................................
5,088 0 .3
Ireland ................................................................................................
21,256 1 .1
Italy ....................................................................................................
10,649 0 .6
Japan ..................................................................................................
65,533 3 .4
Jersey ..................................................................................................
31,653 1 .6
Kuwait ................................................................................................
10,930 0 .6
Luxembourg .......................................................................................
14,285 0 .7
Malaysia .............................................................................................
2,675 0 .1
Mexico ...............................................................................................
34,413 1 .8
Netherlands ........................................................................................
2,981 0 .2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
New Zealand ......................................................................................
10,065 0 .5
Nigeria ................................................................................................
1,154 0 .1
Norway ...............................................................................................
2,776 0 .1
Panama ...............................................................................................
1,114 0 .1
Peru ....................................................................................................
2,764 0 .1
Romania .............................................................................................
15,367 0 .8
Saudi Arabia .......................................................................................
2,185 0 .1
South Africa .......................................................................................
2,282 0 .1
South Korea .......................................................................................
8,637 0 .4
Spain ..................................................................................................
2,457 0 .1
Switzerland ........................................................................................
1,840 0 .1
Thailand .............................................................................................
4,457 0 .2
Turkey ................................................................................................
6,783 0 .4
United Kingdom .................................................................................
37,300 1 .9
United States ......................................................................................
1,443,781 74 .7
Total Investments ............................................................................... 1,920,603 99 .4

See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ — $ — $ 10,052
Unrealized appreciation on foreign currency exchange contracts — 5,1 5 5 —
Interest rate swap contracts, at fair value — — 184
Credit default swap contracts, at fair value 48 — —
Total
$ 48 $ 5,155 $ 10,236
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ — $ 1,956
Unrealized depreciation on foreign currency exchange contracts — 861 —
Interest rate swap contracts, at fair value — — 319
Credit default swap contracts, at fair value 103 — —
Total
$ 103 $ 861 $ 2,275
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (41,528)
Interest rate swap contracts — — (1,440)
Credit default swap contracts (130) — —
Foreign currency exchange contracts — (3,205) —
Total
$ (130) $ (3,205) $ (42,968)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 46,398
Interest rate swap contracts — — 2,048
Credit default swap contracts (187) — —
Foreign currency exchange contracts — 2,984 —
Total
$ (187) $ 2,984 $ 48,446
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilit ies.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,155 $ — $ 5,155
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 184 — 184
Credit Default Swap Contracts Credit default swap contracts, at fair value 48 — 48
Total Financial and Derivative Assets
5,387 — 5,387
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,387 $ — $ 5,387
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 245 $ — $ 80 $ 165
Citigroup
4,742 745 — 3,997
JPMorgan Chase
35 — — 35
State Street
240 72 — 168
Westpac
125 — — 125
Total
$ 5,387 $ 817 $ 80 $ 4,490

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 861 $ — $ 861
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 319 — 319
Credit Default Swap Contracts Credit default swap contracts, at fair value 103 — 103
Total Financial and Derivative Liabilities
1,283 — 1,283
Financial and Derivative Liabilities not subject to a netting agreement
(16) — (16)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,2 67 $ — $ 1,2 67
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 57 $ — $ — $ 57
Barclays 20 — — 20
Citigroup 745 745 — —
HSBC 16 — — 16
JPMorgan Chase 309 — — 309
Morgan Stanley 35 — 35 —
State Street 85 72 — 13
Total
$ 1,267 $ 817 $ 35 $ 415
^
    Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
    Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,950,227
Investments, at fair value(>) ........................................................................................................................................................
1,920,603
Foreign currency holdings(^) ....................................................................................................................................................... 1,597
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,155
Receivables:
Dividends and interest ...................................................................................................................................................... 13,353
Dividends from affiliated funds ....................................................................................................................................... 396
Investments sold ............................................................................................................................................................... 13,474
Fund shares sold ............................................................................................................................................................... 1,912
From broker(a)(b) ............................................................................................................................................................ 39,839
Variation margin on futures contracts .............................................................................................................................. 8,831
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 184
Credit default swap contracts, at fair value(+) ............................................................................................................................. 48
Total assets ...............................................................................................................................................................
2,005,392
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 5,391
Due to broker(c) ............................................................................................................................................................... 80
Investments purchased ..................................................................................................................................................... 62,683
Fund shares redeemed ...................................................................................................................................................... 2,164
Accrued fees to affiliates .................................................................................................................................................. 793
Other accrued expenses .................................................................................................................................................... 287
Variation margin on futures contracts .............................................................................................................................. 710
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 861
Interest rate swap contracts, at fair value( • ) ................................................................................................................................. 319
Credit default swap contracts, at fair value(+) ............................................................................................................................. 103
Total liabilities ...........................................................................................................................................................
73,391
Net Assets ...............................................................................................................................................................
$ 1,932,001

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (581,686)
Shares of beneficial interest .........................................................................................................................................................
2,073
Additional paid-in capital ............................................................................................................................................................
2,511,614
Net Assets ...............................................................................................................................................................
$ 1,932,001
(>)   Investments in affiliates, U.S. Cash Management Fund $ 128,493
(^)     Foreign currency holdings - cost $ 1,613
(a)     Receivable from Broker for Futures $ 34,379
(b)     Receivable from Broker for Swaps $ 5,460
(•)   Interest rate swap contracts - premiums paid (received) $ —
(+)     Credit default swap contracts - premiums paid (received) $ 132
(c)     Due to Broker for Swaps $ 80
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.26
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.62
Class A — Net assets ........................................................................................................................................................... $ 18,748,150
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,023,956
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.13
Class C — Net assets ........................................................................................................................................................... $ 7,135,965
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 781,265
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.34
Class M — Net assets .......................................................................................................................................................... $ 360,802,501
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 38,632,906
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 9.20
Class R6 — Net assets ......................................................................................................................................................... $ 1,786,072
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 194,185
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.35
Class S — Net assets ............................................................................................................................................................ $ 1,277,339,774
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 136,662,674
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.18
Class Y — Net assets ........................................................................................................................................................... $ 266,188,241
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 28,987,612
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 87,214
Dividends from affiliated funds ....................................................................................................................................... 8,543
Dividends ......................................................................................................................................................................... 7
Total investment income ..............................................................................................................................................................
95,764
Expenses
Advisory fees ................................................................................................................................................................... 7,547
Administrative fees .......................................................................................................................................................... 948
Custodian fees .................................................................................................................................................................. 196
Distribution fees - Class A ............................................................................................................................................... 46
Distribution fees - Class C ............................................................................................................................................... 54
Transfer agent fees - Class A ........................................................................................................................................... 37
Transfer agent fees - Class C ........................................................................................................................................... 15
Transfer agent fees - Class M .......................................................................................................................................... 697
Transfer agent fees - Class R6 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 2,667
Transfer agent fees - Class Y ........................................................................................................................................... 12
Professional fees .............................................................................................................................................................. 235
Registration fees ............................................................................................................................................................... 149
Shareholder servicing fees - Class C ............................................................................................................................... 18
Trustees’ fees .................................................................................................................................................................... 110
Printing fees ..................................................................................................................................................................... 133
Miscellaneous .................................................................................................................................................................. 91
Expenses before reductions .............................................................................................................................................. 12,959
Expense reductions .......................................................................................................................................................... (2,547)
Net expenses ................................................................................................................................................................................
10,412
Net investment income (loss) .......................................................................................................................................................
85,352
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,340)
Investments in affiliated funds ......................................................................................................................................... (22)
Futures contracts .............................................................................................................................................................. (41,528)
Foreign currency exchange contracts ............................................................................................................................... (3,205)
Interest rate swap contracts .............................................................................................................................................. (1,440)
Credit default swap contracts ........................................................................................................................................... (130)
Foreign currency-related transactions .............................................................................................................................. (154)
Net realized gain (loss) ................................................................................................................................................................
(49,819)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 32,425
Investments in affiliated funds ......................................................................................................................................... (15)
Futures contracts .............................................................................................................................................................. 46,398
Foreign currency exchange contracts ............................................................................................................................... 2,984
Interest rate swap contracts .............................................................................................................................................. 2,048
Credit default swap contracts ........................................................................................................................................... (187)
Foreign currency-related transactions .............................................................................................................................. 188
Net change in unrealized appreciation (depreciation) ................................................................................................................. 83,841
Net realized and unrealized gain (loss) ........................................................................................................................................ 34,022
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 119,374

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 85,352 $ 103,659
Net realized gain (loss) ................................................................................................................ (49,819) 4,023
Net change in unrealized appreciation (depreciation) ................................................................. 83,841 102,218
Net increase (decrease) in net assets from operations ....................................................................... 119,374 209,900
Distributions
To shareholders
Class A ..................................................................................................................................... (815) (737)
Class C ..................................................................................................................................... (272) (288)
Class M .................................................................................................................................... (16,627) (16,407)
Class R6 ................................................................................................................................... (272) (130)
Class S ...................................................................................................................................... (62,520) (63,269)
Class Y ..................................................................................................................................... (13,094) (16,455)
Net decrease in net assets from distributions ..................................................................................... (93,600) (97,286)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (181,715) (25,474)
Total Net Increase (Decrease) in Net Assets ...................................................................
(155,941) 87,140
Net Assets
Beginning of period ........................................................................................................................... 2,087,942 2,000,802
End of period ......................................................................................................................................
$ 1,932,001 $ 2,087,942

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 450 $ 4,082 276 $ 2,508
Proceeds from reinvestment of distributions 89 806 79 726
Payments for shares redeemed (426) (3,863) (413) (3,760)
Net increase (decrease)
113 1,025 (58) (526)
Class C
Proceeds from shares sold 72 644 156 1,407
Proceeds from reinvestment of distributions 30 272 32 286
Payments for shares redeemed (182) (1,628) (264) (2,374)
Net increase (decrease)
(80) (712) (76) (681)
Class M
Proceeds from shares sold 12,161 110,531 7,214 66,277
Proceeds from reinvestment of distributions 1,821 16,627 1,786 16,405
Payments for shares redeemed (15,998) (146,009) (8,253) (75,872)
Net increase (decrease)
(2,016) (18,851) 747 6,810
Class R6
Proceeds from shares sold 4,923 43,789 321 2,885
Proceeds from reinvestment of distributions 30 271 14 130
Payments for shares redeemed (5,153) (45,868) (141) (1,285)
Net increase (decrease)
(200) (1,808) 194 1,730
Class S
Proceeds from shares sold 22,380 204,827 39,871 359,619
Proceeds from reinvestment of distributions 6,826 62,337 6,862 63,052
Payments for shares redeemed (45,420) (415,413) (37,035) (340,367)
Net increase (decrease)
(16,214) (148,249) 9,698 82,304
Class Y
Proceeds from shares sold 2,847 25,720 1,017 9,208
Proceeds from reinvestment of distributions 1,459 13,094 1,825 16,455
Payments for shares redeemed (5,768) (51,934) (15,598) (140,774)
Net increase (decrease)
(1,462) (13,120) (12,756) (115,111)
Total increase (decrease)
(19,859) $ (181,715) (2,251) $ (25,474)

See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.14 8.68 8.92 10.96 11.64
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.36 .40 .31 .14 .12
$ Net Realized and Unrealized Gain (Loss) .16 .44 (.38) (1.98) (.07)
$ Total from Investment Operations .52 .84 (.07) (1.84) .05
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.40) (.38) (.17) (.13) (.14)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.40) (.38) (.17) (.20) (.73)
$ Net Asset Value, End of Period 9.26 9.14 8.68 8.92 10.96
% Total Return
(±)
5.88 9.76 (.84) (17.01) .33
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 18,748 17,460 17,085 20,294 26,257
Ratio to average net assets:
– – – – –
% Expenses, Gross .92 .95 1.02 1.01 1.01
% Expenses, Net
(Ƃ)
.83 .84 .84 .85 .86
% Net Investment Income
(Ƃ)
4.00 4.40 3.38 1.39 1.10
% Portfolio Turnover Rate 56 91 72 54 89
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.02 8.57 8.84 10.88 11.57
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.29 .33 .24 .06 .04
$ Net Realized and Unrealized Gain (Loss) .15 .43 (.37) (1.96) (.06)
$ Total from Investment Operations .44 .76 (.13) (1.90) (.02)
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.33) (.31) (.14) (.07) (.08)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.33) (.31) (.14) (.14) (.67)
$ Net Asset Value, End of Period 9.13 9.02 8.57 8.84 10.88
% Total Return 5.05 8.97 (1.51) (17.71) (.32)
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 7,136 7,767 8,035 10,827 15,321
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.67 1.70 1.77 1.76 1.76
% Expenses, Net
(Ƃ)
1.58 1.59 1.59 1.60 1.61
% Net Investment Income
(Ƃ)
3.25 3.65 2.61 .62 .36
% Portfolio Turnover Rate 56 91 72 54 89

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 383
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.21 8.74 8.96 11.02 11.69
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.40 .44 .34 .18 .16
$ Net Realized and Unrealized Gain (Loss) .16 .44 (.37) (2.00) (.07)
$ Total from Investment Operations .56 .88 (.03) (1.82) .09
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.41) (.19) (.17) (.17)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.43) (.41) (.19) (.24) (.76)
$ Net Asset Value, End of Period 9.34 9.21 8.74 8.96 11.02
% Total Return 6.33 10.20 (.45) (16.79) .74
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 360,803 374,338 348,932 507,577 657,098
Ratio to average net assets:
– – – – –
% Expenses, Gross .67 .70 .77 .76 .75
% Expenses, Net
(Ƃ)
.46 .47 .47 .48 .49
% Net Investment Income
(Ƃ)
4.37 4.77 3.74 1.76 1.41
% Portfolio Turnover Rate 56 91 72 54 89
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.08 8.62 8.84 10.87 11.54
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.39 .43 .34 .18 .16
$ Net Realized and Unrealized Gain (Loss) .16 .44 (.37) (1.97) (.06)
$ Total from Investment Operations .55 .87 (.03) (1.79) .10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.41) (.19) (.17) (.18)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.43) (.41) (.19) (.24) (.77)
$ Net Asset Value, End of Period 9.20 9.08 8.62 8.84 10.87
% Total Return 6.32 10.24 (.45) (16.74) .75
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,786 3,578 1,727 2,218 1,744
Ratio to average net assets:
– – – – –
% Expenses, Gross .52 .55 .62 .61 .61
% Expenses, Net
(Ƃ)
.45 .46 .46 .47 .48
% Net Investment Income
(Ƃ)
4.35 4.79 3.73 1.81 1.45
% Portfolio Turnover Rate 56 91 72 54 89

See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.22 8.75 8.98 11.03 11.70
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.39 .43 .34 .17 .15
$ Net Realized and Unrealized Gain (Loss) .16 .44 (.39) (1.99) (.07)
$ Total from Investment Operations .55 .87 (.05) (1.82) .08
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.42) (.40) (.18) (.16) (.16)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.42) (.40) (.18) (.23) (.75)
$ Net Asset Value, End of Period 9.35 9.22 8.75 8.98 11.03
% Total Return 6.22 10.09 (.61) (16.77) .64
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,277,340 1,408,877 1,252,987 1,751,847 2,500,018
Ratio to average net assets:
– – – – –
% Expenses, Gross .67 .70 .77 .76 .76
% Expenses, Net
(Ƃ)
.56 .57 .57 .58 .59
% Net Investment Income
(Ƃ)
4.27 4.67 3.64 1.64 1.35
% Portfolio Turnover Rate 56 91 72 54 89
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.06 8.61 8.83 10.85 11.52
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.40 .43 .34 .18 .15
$ Net Realized and Unrealized Gain (Loss) .16 .44 (.37) (1.95) (.05)
$ Total from Investment Operations .56 .87 (.03) (1.77) .10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.44) (.42) (.19) (.18) (.18)
$ Distributions from Net Realized Gain — — — (.07) (.59)
$ Total Distributions (.44) (.42) (.19) (.25) (.77)
$ Net Asset Value, End of Period 9.18 9.06 8.61 8.83 10.85
% Total Return 6.36 10.17 (.44) (16.65) .77
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 266,188 275,922 372,036 604,817 831,475
Ratio to average net assets:
– – – – –
% Expenses, Gross .48 .50 .57 .56 .55
% Expenses, Net
(Ƃ)
.42 .43 .43 .44 .45
% Net Investment Income
(Ƃ)
4.41 4.80 3.75 1.79 1.41
% Portfolio Turnover Rate 56 91 72 54 89

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 527,235
Administrative fees 78,182
Distribution fees 8,464
Shareholder servicing fees 1,513
Transfer agent fees 169,537
Trustees' fees 7,583
$ 792,514
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 293,882 $ 1,459,477 $ 1,624,829 $ (22) $ (15) $ 128,493 $ 8,543 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,960,430,340 $ 32,340,995 $ (71,432,109) $ (39,091,114)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 30,39 8 ,040 $ (573,130,197) $ (38,954,308) $ — $ (581,686 ,465)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 93,600,364 $ — $ — $ 97,285,618 $ — $ —

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 92.4%
Asset-Backed Securities - 3.1%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.607% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,800 1,799
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 742 745
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 1,033 1,040
Churchill Middle Market CLO LLC
Series 2022-1A Class BR
5.584% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,700 1,699
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,433 1,443
Credit-Based Asset Servicing and
Securitization LLC
Series 2004-CB7 Class AF5
3.387% due 09/25/34 (~)(Ê) 12 14
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 526 533
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 371 385
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,104 2,141
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 615 627
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,179 1,182
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 991 1,000
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,200 1,212
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 954 956
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.250% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 350 339
JPMorgan Mortgage Trust
Series 2023-HE1 Class A1
5.934% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 1,076 1,079
Series 2024-HE3 Class A1
5.384% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,055 1,054
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 992 991
Series 2025-HE2 Class A1
5.431% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 2,197 2,197
OneSky Loan Trust
Series A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 01/15/31 1,490 1,437
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,026 1,033
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,432 1,445
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,772 1,794
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,135 1,137
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,095 1,130
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 814 844
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,580 2,641
31,897
Corporate Bonds and Notes - 27.9%
Consumer Discretionary - 3.7%
7-Eleven, Inc.
1.800% due 02/10/31 (Þ) 1,525 1,327
American Airlines Pass-Through Trust
4.900% due 11/11/39 3,975 3,982
Series AA Class AA
3.650% due 02/15/29 1,502 1,465
Carnival Corp.
4.000% due 08/01/28 (Þ) 351 345
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
6.100% due 06/01/29 795 832
3.900% due 06/01/52 1,330 873
6.700% due 12/01/55 630 622
Series WI
4.200% due 03/15/28 504 501
Comcast Corp.
6.450% due 03/15/37 835 927
5.350% due 05/15/53 520 479
Series WI
3.999% due 11/01/49 265 201
2.887% due 11/01/51 412 249
Corning, Inc.
5.450% due 11/15/79 274 256
Darden Restaurants, Inc.
4.550% due 02/15/48 202 169
Delta Air Lines, Inc.
4.950% due 07/10/28 1,060 1,075
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 357 359
Discovery Communications LLC
5.000% due
09/
20/37 65 55
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 346 346
Ford Motor Co.
7.400% due 11/01/46 150 163
Ford Motor Credit Co. LLC
5.850% due 05/17/27 1,154 1,170

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
388 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 05/28/27 1,096 1,097
5.113% due 05/03/29 626 623
6.054% due 11/05/31 1,435 1,468
Fox Corp.
Series WI
4.709% due 01/25/29 338 342
5.576% due 01/25/49 275 267
General Motors Co.
5.350% due 04/15/28 770 788
5.200% due 04/01/45 302 274
General Motors Financial Co., Inc.
2.400% due 04/10/28 273 261
4.900% due 10/06/29 1,375 1,395
5.750% due 02/08/31 1,175 1,230
5.950% due 04/04/34 1,165 1,220
Hasbro, Inc.
3.500% due 09/15/27 438 433
Hyatt Hotels Corp.
4.375% due 09/15/28 363 364
LKQ Corp.
Series WI
5.750% due 06/15/28 261 270
Marriott International, Inc.
5.550% due 10/15/28 211 219
Mattel, Inc.
3.750% due 04/01/29 (Þ) 402 390
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 133
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 408 399
Paramount Global
6.875% due 04/30/36 665 698
5.900% due 10/15/40 380 349
4.600% due 01/15/45 235 180
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 434
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 337
Starbucks Corp.
4.300% due 06/15/45 314 267
Stellantis Finance US, Inc.
5.350% due 03/17/28 (Þ) 870 881
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 840
Time Warner Cable LLC
6.550% due 05/01/37 2,538 2,600
7.300% due 07/01/38 660 711
6.750% due 06/15/39 370 379
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 506 507
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,618 1,695
Series AA
4.150% due 02/25/33 712 700
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 11/01/33 631 576
WarnerMedia Holdings, Inc.
Series *
5.050% due 03/15/42 1,086 871
38,594
Consumer Staples - 0.9%
Altria Group, Inc.
6.200% due 11/01/28 226 238
5.250% due 08/06/35 750 756
3.400% due 02/04/41 397 307
Avery Dennison Corp.
4.875% due 12/06/28 457 465
Conagra Brands, Inc.
1.375% due 11/01/27 334 315
4.850% due 11/01/28 364 368
Constellation Brands, Inc.
2.875% due 05/01/30 565 529
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 278 274
General Mills, Inc.
5.500% due 10/17/28 281 291
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
6.500% due 12/01/52 870 903
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 694 684
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 623 520
Mars, Inc.
5.700% due 05/01/55 (Þ) 915 932
PepsiCo, Inc.
3.375% due 07/29/49 561 414
Pernod Ricard International Finance
LLC
1.250% due 04/01/28 (Þ) 420 392
Philip Morris International, Inc.
4.375% due 11/01/27 720 725
Sysco Corp.
5.750% due 01/17/29 311 325
Tyson Foods, Inc.
4.350% due 03/01/29 431 431
United Rentals NA, Inc.
6.000% due 12/15/29 (Þ) 374 384
9,253
Energy - 2.0%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 289 291
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 298
3.700% due 11/15/29 697 679
2.742% due 12/31/39 695 581
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 319 319

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 307 320
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 114
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 515 504
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 502 499
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 324 317
Energy Transfer, LP
4.000% due 10/01/27 655 652
6.100% due 12/01/28 325 341
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 379 378
EQT Corp.
3.900% due 10/01/27 270 268
Expand Energy Corp.
5.375% due 03/15/30 383 389
Hess Corp.
6.000% due 01/15/40 1,500 1,634
5.600% due 02/15/41 315 329
5.800% due 04/01/47 440 460
HF Sinclair Corp.
Series WI
5.000% due 02/01/28 965 966
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 307 308
MPLX, LP
4.000% due 03/15/28 521 519
4.500% due 04/15/38 190 172
5.950% due 04/01/55 730 711
6.200% due 09/15/55 355 358
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 346
Occidental Petroleum Corp.
7.875% due 09/15/31 440 503
5.550% due 10/01/34 715 724
6.450% due 09/15/36 838 889
6.050% due 10/01/54 300 293
ONEOK, Inc.
4.550% due 07/15/28 1,291 1,300
5.400% due 10/15/35 965 969
Plains All American Pipeline, LP / PAA
Finance Corp.
3.800% due 09/15/30 197 190
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 515 511
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 815 820
Targa Resources Corp.
6.150% due 03/01/29 504 530
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 251 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TC PipeLines , LP
3.900% due 05/25/27 222 221
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 308 331
8.375% due 06/15/32 515 612
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 175
Western Midstream Operating, LP
4.750% due 08/15/28 302 304
5.250% due 02/01/50 234 202
Williams Cos., Inc. (The)
4.900% due 03/15/29 509 518
21,100
Financial Services - 8.4%
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 237 240
Air Lease Corp.
2.100% due 09/01/28 487 456
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 187 181
Ally Financial, Inc.
6.848% due 01/03/30 (SOFR +
2.820%)(Ê) 449 474
Aon NA, Inc.
5.750% due 03/01/54 875 883
Ares Capital Corp.
3.200% due 11/15/31 384 340
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,525 1,505
2.500% due 03/24/28 (Þ) 855 817
Athene Holding, Ltd.
3.950% due 05/25/51 352 253
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 1,620 1,625
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 510 509
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 2,745 2,839
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,996
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 580 462
Bank of America NA
Series BKNT
6.000% due 10/15/36 715 776
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 465 306
Block Financial LLC
2.500% due 07/15/28 370 352
Blue Owl Capital Corp.
2.625% due 01/15/27 291 283
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,470 1,491
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 603
Capital One Financial Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
390 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 491 515
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 587
Citadel, LP
4.875% due 01/15/27 (Þ) 615 615
Citibank NA
Series .
4.914% due 05/29/30 1,790 1,841
Series BKNT
5.570% due 04/30/34 415 440
Citigroup, Inc.
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 840 851
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 845 867
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,720 3,357
8.125% due 07/15/39 450 576
4.750% due 05/18/46 482 429
CNO Financial Group, Inc.
5.250% due 05/30/29 365 371
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 615 621
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 455
CTR Partnership, LP / CareTrust
Capital Corp.
3.875% due 06/30/28 (Þ) 311 305
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
5.950% due 09/17/30 (Þ) 775 750
EPR Properties Co.
4.500% due 06/01/27 152 152
4.950% due 04/15/28 182 183
Essent Group, Ltd.
6.250% due 07/01/29 420 440
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 379
Farmers Exchange Capital
7.050% due 07/15/28 (Þ) 705 743
Farmers Exchange Capital III
5.454% due 10/15/54 (CME Term
SOFR 3 Month + 3.716%)(Ê)(Þ) 660 619
Farmers Insurance Exchange
7.000% due 10/15/64 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.864%)(Ê)(Þ) 720 750
Fifth Third Bank NA
4.967% due 01/28/28 (SOFR +
0.810%)(Ê) 755 762
First Citizens Bank & Trust Co.
6.125% due 03/09/28 246 255
Fortitude Group Holdings LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 04/01/30 (Þ) 650 674
FS KKR Capital Corp.
2.625% due 01/15/27 218 211
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 376 386
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 1,220 1,306
Goldman Sachs Group, Inc. (The)
4.692% due 10/23/30 (SOFR +
1.135%)(Ê) 1,275 1,290
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 540 562
6.450% due 05/01/36 585 642
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 625 622
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 2,940 2,620
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,165 1,161
Golub Capital BDC, Inc.
7.050% due 12/05/28 299 314
Hercules Capital, Inc.
3.375% due 01/20/27 227 223
Highwoods Realty, LP
4.125% due 03/15/28 353 349
HSBC Bank (USA), NA
Series BKNT
7.000% due 01/15/39 1,435 1,690
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 457
Jackson National Life Global Funding
5.250% due 04/12/28 (Þ) 403 411
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 515 514
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 1,725 1,738
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 970 1,068
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 767
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 845 901
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 537
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 1,105 1,101
3.157% due 04/22/42 (CME Term
SOFR 3 Month + 1.460%)(Ê) 1,590 1,245
Series *
8.750% due 09/01/30 405 480
Kilroy Realty, LP
4.250% due 08/15/29 530 518
Lehman Brothers Holdings, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.857% due 11/30/56 (Æ)(Ø) 1,450 1
LPL Holdings, Inc.
6.750% due 11/17/28 493 525
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 452 489
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,470 912
Mercury General Corp.
4.400% due 03/15/27 852 850
Morgan Stanley
4.654% due 10/18/30 (SOFR +
1.100%)(Ê) 1,330 1,346
5.230% due 01/15/31 (SOFR +
1.108%)(Ê) 1,200 1,239
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 855 889
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 900 961
5.664% due 04/17/36 (SOFR +
1.757%)(Ê) 1,130 1,189
Series I
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 910 905
Series MTN
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,781
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 183
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 700 947
New York Life Insurance Co.
5.875% due 05/15/33 (Þ) 680 723
NMI Holdings, Inc.
6.000% due 08/15/29 940 973
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 358 347
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
SOFR + 2.796%)(Ê)(Þ) 255 208
Piedmont Operating Partnership, LP
9.250% due 07/20/28 447 495
Prologis Targeted US Logistics Fund,
LP
4.250% due 01/15/31 (Þ) 615 610
Prologis, LP
5.250% due 05/15/35 720 741
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 331 334
3.700% due 10/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.035%)(Ê) 251 234
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,812
Santander Holdings USA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 247
6.174% due 01/09/30 (SOFR +
2.500%)(Ê) 256 266
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 345 354
Synchrony Bank
5.625% due 08/23/27 362 370
Synchrony Financial
3.950% due 12/01/27 291 289
Synovus Financial Corp.
5.625% due 02/15/28 170 173
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 1,770 1,873
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 565 602
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 223 218
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 310 297
Webster Financial Corp.
4.100% due 03/25/29 305 300
Wells Fargo & Co.
4.970% due 04/23/29 (SOFR +
1.370%)(Ê) 810 825
5.244% due 01/24/31 (SOFR +
1.110%)(Ê) 1,035 1,071
Series *
4.666% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,508
5.950% due 12/01/86 100 105
Series MTN
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 2,052
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,257
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,091
Zions Bancorp NA
3.250% due 10/29/29 204 190
86,823
Health Care - 2.5%
AbbVie, Inc.
5.050% due 03/15/34 660 679
Series WI
4.550% due 03/15/35 425 420
4.250% due 11/21/49 320 269
Aetna, Inc.
6.750% due 12/15/37 1,240 1,374
Amgen, Inc.
3.150% due 02/21/40 1,200 947
5.650% due 03/02/53 880 878

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
392 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Biogen, Inc.
6.450% due 05/15/55 900 960
Centene Corp.
2.450% due 07/15/28 560 522
3.000% due 10/15/30 1,020 912
Series WI
4.625% due 12/15/29 2,000 1,940
CommonSpirit Health
5.662% due 09/01/55 805 801
CVS Health Corp.
4.780% due 03/25/38 625 587
5.050% due 03/25/48 3,404 3,047
Elevance Health, Inc.
5.700% due 02/15/55 905 894
HCA, Inc.
4.500% due 02/15/27 670 671
5.200% due 06/01/28 236 242
4.125% due 06/15/29 290 288
5.600% due 04/01/34 595 619
5.450% due 09/15/34 680 699
5.500% due 06/15/47 965 926
3.500% due 07/15/51 765 529
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 (Þ) 1,000 979
Humana, Inc.
3.700% due 03/23/29 612 599
Merck & Co., Inc.
2.750% due 12/10/51 515 326
PeaceHealth Obligated Group
4.335% due 11/15/28 1,070 1,075
4.855% due 11/15/32 780 789
Pfizer Investment Enterprises Pte., Ltd.
5.300% due 05/19/53 940 906
Royalty Pharma PLC
5.200% due 09/25/35 980 983
3.350% due 09/02/51 280 190
5.900% due 09/02/54 605 604
UnitedHealth Group, Inc.
5.875% due 02/15/53 790 811
5.950% due 06/15/55 590 614
Universal Health Services, Inc.
Series WI
2.650% due 10/15/30 253 229
26,309
Materials and Processing - 0.4%
Berry Global, Inc.
Series WI
1.650% due 01/15/27 526 509
Dow Chemical Co. (The)
9.400% due 05/15/39 274 356
Huntsman International LLC
4.500% due 05/01/29 441 408
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 145 138
James Hardie International Finance
Designated Activity Co.
5.000% due 01/15/28 (Þ) 506 504
Rentokil Terminix Funding LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/28/30 (Þ) 1,190 1,210
Rollins, Inc.
Series WI
5.250% due 02/24/35 685 696
RPM International, Inc.
3.750% due 03/15/27 174 173
4.550% due 03/01/29 339 342
4,336
Producer Durables - 1.1%
Avnet, Inc.
6.250% due 03/15/28 644 669
Boeing Co. (The)
2.196% due 02/04/26 865 860
5.705% due 05/01/40 615 627
Series WI
6.298% due 05/01/29 2,055 2,181
6.528% due 05/01/34 1,275 1,411
Burlington Northern Santa Fe LLC
3.050% due 02/15/51 175 118
5.500% due 03/15/55 585 586
Carlisle Cos., Inc.
3.750% due 12/01/27 264 262
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 285 279
HEICO Corp.
5.250% due 08/01/28 605 623
Hexcel Corp.
4.200% due 02/15/27 379 377
Howmet Aerospace, Inc.
6.750% due 01/15/28 336 355
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 369 363
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 170
Kirby Corp.
4.200% due 03/01/28 195 194
Komatsu Finance America, Inc.
4.196% due 09/18/30 (Þ) 930 927
Lennox International, Inc.
5.500% due 09/15/28 357 369
Masco Corp.
1.500% due 02/15/28 374 352
Nordson Corp.
5.600% due 09/15/28 295 306
Waste Management, Inc.
3.900% due 03/01/35 255 238
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 240 243
XPO, Inc.
6.250% due 06/01/28 (Þ) 202 206
11,716
Technology - 2.6%
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 (Þ) 587 576
Broadcom, Inc.
4.800% due 10/15/34 460 462

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 02/15/36 1,105 1,096
4.926% due 05/15/37 (Þ) 508 507
Series WI
4.150% due 11/15/30 346 344
3.419% due 04/15/33 895 835
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 373
Dell International LLC / EMC Corp.
5.100% due 02/15/36 1,095 1,084
Fiserv, Inc.
5.375% due 08/21/28 169 172
Foundry JV Holdco LLC
5.900% due 01/25/33 (Þ) 1,880 1,977
6.100% due 01/25/36 (Þ) 880 931
Gartner, Inc.
3.750% due 10/01/30 (Þ) 418 395
Intel Corp.
3.750% due 08/05/27 880 873
3.050% due 08/12/51 770 487
Series WI
3.734% due 12/08/47 414 304
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 930
Meta Platforms, Inc.
4.600% due 11/15/32 880 884
4.875% due 11/15/35 1,050 1,053
5.400% due 08/15/54 710 683
5.550% due 08/15/64 665 644
Series .
5.625% due 11/15/55 670 665
Series WI
4.450% due 08/15/52 840 703
4.650% due 08/15/62 254 211
Motorola Solutions, Inc.
4.600% due 05/23/29 254 257
MSCI, Inc.
3.625% due 09/01/30 (Þ) 312 297
News Corp.
3.875% due 05/15/29 (Þ) 420 405
Oracle Corp.
6.150% due 11/09/29 471 499
4.450% due 09/26/30 1,120 1,110
4.800% due 09/26/32 860 851
3.900% due 05/15/35 200 179
5.200% due 09/26/35 1,090 1,073
3.800% due 11/15/37 160 136
3.600% due 04/01/40 1,526 1,196
5.375% due 09/27/54 1,145 1,003
4.375% due 05/15/55 380 287
5.950% due 09/26/55 905 858
Paychex, Inc.
5.350% due 04/15/32 735 762
Qorvo , Inc.
Series WI
4.375% due 10/15/29 288 284
Roper Technologies, Inc.
4.200% due 09/15/28 182 182
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verisk Analytics, Inc.
4.500% due 08/15/30 805 808
VMware LLC
1.800% due 08/15/28 288 270
Western Digital Corp.
2.850% due 02/01/29 377 357
27,003
Utilities - 6.3%
AEP Texas, Inc.
5.450% due 05/15/29 1,335 1,386
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 441 461
Ameren Corp.
5.000% due 01/15/29 384 393
American Electric Power Co., Inc.
5.625% due 03/01/33 1,405 1,479
Arizona Public Service Co.
5.550% due 08/01/33 915 958
5.700% due 08/15/34 895 941
AT&T, Inc.
6.800% due 05/15/36 525 585
3.500% due 06/01/41 760 601
5.700% due 11/01/54 780 763
Series *
4.300% due 02/15/30 865 864
8.750% due 11/15/31 415 501
Series WI
4.900% due 08/15/37 780 760
3.500% due 09/15/53 695 477
3.550% due 09/15/55 1,285 878
Basin Electric Power Cooperative
5.850% due 10/15/55 (Þ) 680 681
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 181 197
Black Hills Corp.
3.150% due 01/15/27 288 284
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 855 903
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 400 393
Consolidated Edison Co. of New York,
Inc.
4.625% due 12/01/54 870 752
Dayton Power & Light Co. (The)
4.550% due 08/15/30 (Þ) 1,280 1,274
Dominion Energy, Inc.
5.450% due 03/15/35 1,155 1,186
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 990 1,032
Series **
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 680 690
DTE Energy Co.
4.950% due 07/01/27 895 906

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
394 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 06/01/34 1,230 1,310
Duke Energy Corp.
4.950% due 09/15/35 1,050 1,044
5.000% due 08/15/52 1,278 1,156
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 273 263
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 291
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/28 (Þ) 511 500
FirstEnergy Transmission LLC
2.866% due 09/15/28 (Þ) 270 261
Florida Power & Light Co.
5.960% due 04/01/39 169 184
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 399
Interstate Power and Light Co.
5.600% due 06/29/35 1,030 1,075
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 328 332
Series WI
3.350% due 11/15/27 294 290
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 722
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 665 659
5.850% due 02/15/34 (Þ) 600 637
National Fuel Gas Co.
4.750% due 09/01/28 258 260
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 1,055 1,067
5.900% due 03/15/55 1,135 1,172
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 204 200
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 299 293
NiSource, Inc.
5.350% due 04/01/34 1,035 1,065
5.850% due 04/01/55 610 622
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 535
5.407% due 10/15/35 (Þ) 835 833
OGE Energy Corp.
5.450% due 05/15/29 735 762
Ohio Edison Co.
4.950% due 12/15/29 (Þ) 740 757
Oklahoma Gas and Electric Co.
5.800% due 04/01/55 460 473
Oncor Electric Delivery Co. LLC
Series WI
5.550% due 06/15/54 865 861
Pacific Gas and Electric Co.
2.100% due 08/01/27 1,325 1,274
5.000% due 06/04/28 880 892
6.100% due 01/15/29 169 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 02/01/31 635 568
5.900% due 06/15/32 890 931
4.500% due 07/01/40 302 263
4.200% due 06/01/41 360 298
PacifiCorp
2.900% due 06/15/52 865 526
Pinnacle West Capital Corp.
5.150% due 05/15/30 365 376
PSEG Power LLC
5.200% due 05/15/30 (Þ) 795 815
5.750% due 05/15/35 (Þ) 1,095 1,145
Public Service Co. of Colorado
5.750% due 05/15/54 895 916
Public Service Co. of Oklahoma
5.200% due 01/15/35 686 695
Series G
6.625% due 11/15/37 115 128
Public Service Electric and Gas Co.
5.450% due 08/01/53 232 233
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 318 333
Sempra
3.700% due 04/01/29 492 483
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 77
Southern California Edison Co.
5.300% due 03/01/28 401 408
Southern Power Co.
Series B
4.900% due 10/01/35 875 865
Southwestern Electric Power Co.
Series M
4.100% due 09/15/28 321 320
Sprint Capital Corp.
6.875% due 11/15/28 628 675
8.750% due 03/15/32 1,345 1,636
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 09/20/29 (Þ) 1,460 1,469
System Energy Resources, Inc.
6.000% due 04/15/28 574 596
5.300% due 12/15/34 600 606
T-Mobile USA, Inc.
3.375% due 04/15/29 300 292
5.700% due 01/15/56 875 865
Series WI
2.050% due 02/15/28 289 276
4.500% due 04/15/50 1,330 1,114
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 (Þ) 580 596
Verizon Communications, Inc.
7.750% due 12/01/30 640 735
Series WI
2.355% due 03/15/32 1,990 1,743
4.272% due 01/15/36 181 169
Virginia Electric and Power Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/15/34 840 852
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 509 505
4.300% due 10/15/28 (Þ) 1,140 1,136
4.600% due 10/15/30 (Þ) 1,200 1,193
5.700% due 12/30/34 (Þ) 1,325 1,360
5.250% due 10/15/35 (Þ) 775 770
65,678
290,812
International Debt - 13.0%
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 396 383
Adani Ports & Special Economic Zone,
Ltd.
4.375% due 07/03/29 (Þ) 426 416
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 575 555
4.625% due 09/10/29 985 993
4.375% due 11/15/30 1,105 1,099
4.950% due 09/10/34 680 677
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 826
AGL CLO, Ltd.
Series 2022-21A Class A1R
5.230% due 10/21/37 (~)(Ê)(Þ) 4,600 4,612
Series 2022-23A Class A1R
5.034% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,740 2,737
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 1,325 1,331
America Movil SAB de CV
3.625% due 04/22/29 392 384
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 672
Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide, Inc.
Series *
4.900% due 02/01/46 885 832
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 259
5.450% due 01/23/39 480 498
Series WI
4.439% due 10/06/48 370 324
ArcelorMittal SA
6.350% due 06/17/54 490 514
Ares CLO, Ltd.
Series 2022-67A Class A1R
5.048% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,640 1,640
Series 2025-56A Class A1R2
5.108% due 01/25/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 2,000 2,001
Avolon Holdings Funding, Ltd.
4.950% due 01/15/28 (Þ) 1,970 1,989
6.375% due 05/04/28 (Þ) 1,150 1,198
5.750% due 03/01/29 (Þ) 1,400 1,446
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 11/15/29 (Þ) 290 301
5.375% due 05/30/30 (Þ) 520 532
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,030 1,067
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,850 1,851
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 367 365
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 540
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,282
6.607% due 11/07/28 362 386
5.439% due 07/15/31 1,200 1,258
Bangkok Bank PCL
4.450% due 09/19/28 (Þ) 241 242
9.025% due 03/15/29 (Þ) 330 372
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 269 264
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 234
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 267 283
Barclays PLC
5.086% due 02/25/29 (SOFR +
0.960%)(Ê) 320 325
4.470% due 11/11/29 (SOFR +
1.080%)(Ê) 1,825 1,828
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 656 665
4.942% due 09/10/30 (SOFR +
1.560%)(Ê) 1,635 1,661
Barings CLO, Ltd.
Series 2020-1A Class A1R2
5.165% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,260 3,263
Series 2025-1A Class A
5.014% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,410 1,411
Barrick North America Finance LLC
5.750% due 05/01/43 500 517
BAT Capital Corp.
2.259% due 03/25/28 895 856
5.350% due 08/15/32 1,065 1,101
6.421% due 08/02/33 665 730
Series WI
4.390% due 08/15/37 800 732

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
396 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
6.383% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 299 299
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 421 441
BNP Paribas SA
4.625% due 03/13/27 (Þ) 233 233
5.176% due 01/09/30 (SOFR +
1.520%)(Ê)(Þ) 259 265
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 177 175
British Airways Pass-Through Trust
4.250% due 05/15/34 (Þ) 187 184
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 249
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.374% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 2,000 2,006
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 249 240
Series WI
3.875% due 11/02/27 392 389
Cemex SAB de CV
5.450% due 11/19/29 (Þ) 431 438
Cencosud SA
4.375% due 07/17/27 (Þ) 477 477
Chile Electricity MPC SARL
6.010% due 01/20/33 (Þ) 958 1,001
CI Financial Corp.
3.200% due 12/17/30 2,197 1,979
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.262% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 700 702
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 280 276
Credit Agricole SA
5.335% due 01/10/30 (SOFR +
1.690%)(Ê)(Þ) 476 490
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 196 193
Danske Bank A/S
4.613% due 10/02/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 905 910
Deutsche Bank AG
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,100 1,174
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 565 573
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 474 474
Element Fleet Management Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.319% due 12/04/28 (Þ) 494 521
Elmwood CLO, Ltd.
Series 2024-2A Class ARR
5.254% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 3,600 3,606
Series 2025-2A Class A1
5.022% due 04/17/38 (CME Term
SOFR 3 Month + 1.140%)(Ê)(Þ) 1,300 1,299
EMD Finance LLC
4.625% due 10/15/32 (Þ) 1,365 1,366
Emera US Finance, LP
Series WI
2.639% due 06/15/31 344 307
Enbridge, Inc.
5.700% due 03/08/33 289 305
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 65
Enel Finance International NV
3.500% due 04/06/28 (Þ) 214 210
2.125% due 07/12/28 (Þ) 426 403
4.125% due 09/30/28 (Þ) 1,305 1,302
5.000% due 09/30/35 (Þ) 635 629
Eni USA, Inc.
7.300% due 11/15/27 286 303
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 232 235
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.235% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 2,900 2,907
Series 2025-30A Class A1
5.065% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,200 1,198
Flutter Treasury DAC
6.375% due 04/29/29 (Þ) 325 337
Freeport Indonesia PT
4.763% due 04/14/27 (Þ) 462 464
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 486 473
Galaxy Pipeline Assets Bidco , Ltd.
2.940% due 09/30/40 (Þ) 702 599
Glencore Funding LLC
5.186% due 04/01/30 (Þ) 855 880
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 733
Home RE, Ltd.
Series 2022-1 Class B1
13.183% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 2,940 3,341
HSBC Holdings PLC
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 508 506
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 730 742
5.130% due 11/19/28 (SOFR +
1.040%)(Ê) 1,385 1,408

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.619% due 11/06/31 (SOFR +
1.190%)(Ê) 1,365 1,367
Imperial Brands Finance PLC
4.500% due 06/30/28 (Þ) 870 875
3.875% due 07/26/29 (Þ) 467 458
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 302
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 264
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 432 430
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 353 351
JDE Peet's NV
1.375% due 01/15/27 (Þ) 546 527
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 760 770
4.425% due 11/04/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 1,095 1,093
LLPL Capital Pte , Ltd.
6.875% due 02/04/39 (Þ) 286 299
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 473 450
Magnetite CLO, Ltd.
Series 2025-26A Class AR2
5.008% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,510 1,509
Mexico Government International
Bond
5.375% due 03/22/33 935 937
6.625% due 01/29/38 1,235 1,305
MF1, Ltd.
Series 2022-FL8 Class A
5.352% due 02/19/37 (SOFR 30 Day
Average + 1.350%)(Ê)(Þ) 2,344 2,345
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 251 249
NatWest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 576
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 780 799
Nokia Oyj
4.375% due 06/12/27 509 509
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.690%)(Ê)(Þ) 492 491
NTT Finance Corp.
4.620% due 07/16/28 (Þ) 1,070 1,081
4.876% due 07/16/30 (Þ) 895 911
5.171% due 07/16/32 (Þ) 915 940
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Series WI
4.300% due 06/18/29 318 317
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.183% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 124 124
OCP CLO, Ltd.
Series 2021-22A Class AR
5.234% due 10/20/37 (~)(Ê)(Þ) 1,600 1,603
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,400 1,402
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 302
Prosus NV
3.257% due 01/19/27 (Þ) 304 299
4.850% due 07/06/27 (Þ) 260 262
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 232 226
Raizen Fuels Finance SA
6.250% due 07/08/32 (Þ) 785 672
Regatta XX Funding, Ltd.
Series 2021-2A Class AR
5.085% due 01/15/38 (CME Term
SOFR 3 Month + 1.180%)(Ê)(Þ) 3,440 3,437
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.388% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,001
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 364 360
Repsol E&P Capital Markets LLC
5.204% due 09/16/30 (Þ) 790 794
Reynolds American, Inc.
Series *
8.125% due 05/01/40 695 834
Rogers Communications, Inc.
7.500% due 08/15/38 346 403
Royal Bank of Canada
Series GMTN
5.153% due 02/04/31 (SOFR +
1.030%)(Ê) 1,220 1,256
RWE Finance US LLC
5.875% due 09/18/55 (Þ) 965 951
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 405 401
4.320% due 09/22/29 (SOFR +
1.070%)(Ê) 1,420 1,416
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 307
6.375% due 06/02/55 (Þ) 990 1,069
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 1,050 1,056
SK Hynix, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
398 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/16/27 (Þ) 155 157
5.500% due 01/16/29 (Þ) 318 329
Societe Generale SA
5.250% due 02/19/27 (Þ) 1,380 1,394
4.750% due 09/14/28 (Þ) 405 408
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 269 288
Standard Chartered PLC
6.750% due 02/08/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.850%)(Ê)(Þ) 203 209
Suncor Energy, Inc.
7.000% due 11/15/28 497 535
Suzano Austria GmbH
Series WI
6.000% due 01/15/29 399 412
TELUS Corp.
2.800% due 02/16/27 361 354
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,961 1,969
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 62
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 330 329
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 449 457
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,202
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 199 200
6.246% due 09/22/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.800%)(Ê)(Þ) 428 451
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 253 257
United Utilities PLC
6.875% due 08/15/28 333 356
Vale Overseas, Ltd.
6.400% due 06/28/54 580 604
Var Energi ASA
8.000% due 11/15/32 (Þ) 436 503
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 276 267
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
1.000% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,903
Yara International ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 06/01/28 (Þ) 177 178
134,913
Mortgage-Backed Securities - 22.8%
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.864% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,120 2,129
Series 2025-FL1 Class B
6.323% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,300 1,311
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.497% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 1,658 1,661
Series 2022-FL1 Class A
5.684% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 2,596 2,596
Banc of America Mortgage Trust
Series 2004-D Class 2A2
6.455% due 05/25/34 (~)(Ê) 24 24
Series 2006-B Class 1A1
6.622% due 10/20/46 (~)(Ê) 2 2
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 5,212 5,254
BX Commercial Mortgage Trust
Series 2024-MDHS Class A
5.674% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,043 2,045
Series 2024-MDHS Class B
5.873% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 2,973 2,974
BX Trust
Series 2024-BIO Class C
6.672% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,362
Series 2024-VLT4 Class B
5.973% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 650 650
Series 2024-VLT4 Class C
6.173% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 485 484
Series 2025-ROIC Class C
5.575% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,034 1,030
Series 2025-ROIC Class D
6.025% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,485 3,471
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,315
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
6.356% due 10/25/57 (CME Term
SOFR 1 Month + 2.364%)(Ê)(Þ) 860 886
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 2,174 2,204

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 1,961 1,603
DK Trust
Series 2024-SPBX Class A
5.532% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,294
Eagle RE, Ltd.
Series 2023-1 Class M1A
6.183% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 616 616
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,447 1,456
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
5.667% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 3,518 3,509
Fannie Mae
2.600% due 2031 324 299
5.500% due 2033 9 9
5.500% due 2034 88 90
4.500% due 2035 125 126
6.000% due 2035 23 24
5.500% due 2036 68 71
5.500% due 2037 50 52
5.500% due 2038 216 225
6.000% due 2039 14 15
4.500% due 2040 50 50
5.500% due 2040 209 217
4.000% due 2041 58 57
3.500% due 2043 582 558
4.000% due 2043 61 60
4.000% due 2044 322 314
3.500% due 2045 460 434
4.000% due 2045 255 248
4.000% due 2046 648 629
4.500% due 2046 154 153
4.000% due 2047 212 204
4.500% due 2047 44 44
4.000% due 2048 264 255
5.000% due 2048 674 680
3.000% due 2049 2,345 2,086
4.000% due 2049 273 264
2.000% due 2051 3,846 3,167
4.000% due 2052 6,795 6,481
5.000% due 2052 2,633 2,635
5.500% due 2052 4,430 4,515
5.000% due 2053 5,719 5,729
5.500% due 2053 9,253 9,410
5.500% due 2054 6,725 6,853
5.000% due 2055 2,876 2,868
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 243 256
Fannie Mae REMICS
Series 1999-56 Class Z
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/18/29 4 4
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,404 1,421
Freddie Mac
5.500% due 2032 2 2
7.500% due 2032 3 3
5.500% due 2034 8 8
4.000% due 2040 256 251
5.500% due 2041 75 78
3.500% due 2044 60 57
4.000% due 2044 204 200
4.000% due 2045 415 405
3.500% due 2046 53 50
4.000% due 2047 365 353
4.500% due 2048 150 149
3.000% due 2050 5,296 4,757
2.500% due 2051 1,175 1,017
3.500% due 2051 1,676 1,555
3.500% due 2052 3,619 3,352
4.000% due 2052 5,144 4,907
5.000% due 2052 2,709 2,714
5.500% due 2053 18,486 18,794
6.000% due 2054 4,300 4,402
5.500% due 2055 6,671 6,796
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 92 95
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 158 161
Series 2006-3123 Class HT
5.000% due 03/15/26 — —
Series 2010-3632 Class PK
5.000% due 02/15/40 28 29
Series 2012-4019 Class JD
3.000% due 05/15/41 21 21
Ginnie Mae II
4.500% due 2042 66 66
2.500% due 2052 3,685 3,192
5.500% due 2053 1,217 1,234
5.500% due 2055 6,871 6,959
6.000% due 2055 9,451 9,648
30 Year TBA(Ï)
5.000% 4,000 3,986
5.500% 3,139 3,165
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,321
Hudson Yards Mortgage Trust
Series 2025-SPRL Class E
6.678% due 01/13/40 (~)(Ê)(Þ) 1,657 1,712
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 131 119
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 1,799 1,611
Series 2021-6 Class A6

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
400 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/25/51 (~)(Ê)(Þ) 2,526 2,350
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 425 381
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 1,929 1,795
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,531 2,281
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,191 1,068
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,216 1,079
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 522 463
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 742 677
Series 2024-HE2 Class A1
5.384% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,237 1,236
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 736 740
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 2,161 2,172
Series 2025-HE1 Class A1
5.334% due 07/20/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 2,574 2,569
Series 2025-HE1 Class M1
5.584% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,230 2,230
MF1 LLC
Series 2022-FL9 Class A
6.152% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,636 2,638
Series 2024-FL14 Class A
5.768% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 3,312 3,326
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
4.947% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 723 722
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 49
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 6,248 8
PRPM LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 2,669 2,648
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 1,574 1,578
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 2,310 2,287
RCKT Mortgage Trust
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 768 773
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,109 3,128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,147 3,174
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 992 1,003
RFR Trust
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 3,086 3,156
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 2,425 2,467
Saluda Grade Alternative Mortgage
Trust
Series 2023-SEQ3 Class A1
7.162% due 06/01/53 (~)(Ê)(Þ) 1,092 1,112
Series 2025-LOC4 Class A1A
5.933% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,573 2,575
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.275% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,117 1,117
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.304% due 07/13/44 (~)(Ê)(Þ) 1,480 1,490
Series 2025-AZ Class C
5.838% due 07/13/44 (~)(Ê)(Þ) 2,863 2,891
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
5.398% due 02/15/40 (CME Term
SOFR 1 Month + 1.264%)(Ê)(Þ) 1,351 1,350
237,081
Municipal Bonds - 0.1%
Maricopa County Industrial
Development Authority Revenue
Bonds
7.375% due 10/01/29 (Þ) 610 639
Municipal Electric Authority of
Georgia Revenue Bonds
6.637% due 04/01/57 373 410
1,049
Non-US Bonds - 1.3%
Apna Park CLO DAC
Series 2025-1A Class A
1.000% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 5,900 6,801
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.284% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 652
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,941 3,463
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,822
13,738
United States Government Treasuries - 24.2%
United States Treasury Notes

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 11/15/26 8,371 8,224
4.625% due 11/15/26 10 10
6.500% due 11/15/26 332 342
4.125% due 01/31/27 5,941 5,971
0.625% due 03/31/27 5,327 5,108
2.375% due 05/15/27 4,803 4,713
0.500% due 05/31/27 4,958 4,723
6.375% due 08/15/27 7,500 7,844
0.625% due 12/31/27 5,471 5,136
4.250% due 01/15/28 9,600 9,730
2.750% due 02/15/28 6,391 6,273
1.250% due 03/31/28 8,100 7,665
2.875% due 05/15/28 6,246 6,138
3.875% due 06/15/28 4,420 4,451
3.375% due 09/15/28 782 777
1.250% due 09/30/28 6,597 6,172
3.500% due 10/15/28 4,230 4,218
3.125% due 11/15/28 6,937 6,842
1.500% due 11/30/28 8,744 8,209
2.375% due 05/15/29 4,850 4,648
1.625% due 08/15/29 3,558 3,310
3.625% due 08/31/29 6,598 6,590
4.000% due 10/31/29 1,771 1,793
0.625% due 05/15/30 5,001 4,366
0.625% due 08/15/30 5,923 5,129
3.625% due 09/30/30 1,780 1,774
3.625% due 10/31/30 570 568
0.875% due 11/15/30 6,400 5,574
4.375% due 11/30/30 5,456 5,618
1.125% due 02/15/31 4,548 3,992
1.625% due 05/15/31 4,069 3,638
1.250% due 08/15/31 4,753 4,130
1.875% due 02/15/32 4,959 4,419
2.875% due 05/15/32 4,530 4,274
2.750% due 08/15/32 1,697 1,583
3.875% due 09/30/32 841 841
4.125% due 11/15/32 2,371 2,405
3.500% due 02/15/33 5,011 4,882
3.375% due 05/15/33 2,498 2,409
4.500% due 11/15/33 3,609 3,742
4.000% due 02/15/34 1,900 1,901
4.375% due 05/15/34 2,773 2,847
4.250% due 11/15/34 2,665 2,706
4.625% due 02/15/35 1,265 1,320
4.250% due 05/15/35 6,934 7,028
4.250% due 08/15/35 2,665 2,698
4.500% due 02/15/36 949 984
1.125% due 08/15/40 3,097 1,971
1.375% due 11/15/40 1,254 826
1.875% due 02/15/41 51 36
2.250% due 05/15/41 2,192 1,637
1.750% due 08/15/41 1,448 992
3.125% due 11/15/41 1,780 1,494
2.750% due 11/15/42 3,977 3,105
3.750% due 11/15/43 1,515 1,354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 08/15/44 1,692 1,368
4.625% due 11/15/44 1,287 1,285
5.000% due 05/15/45 551 577
2.875% due 08/15/45 3,070 2,357
4.875% due 08/15/45 4,515 4,650
3.000% due 02/15/48 3,342 2,551
3.125% due 05/15/48 3,256 2,537
3.375% due 11/15/48 1,567 1,271
2.375% due 11/15/49 648 429
1.250% due 05/15/50 1,475 733
1.375% due 08/15/50 1,126 574
1.625% due 11/15/50 4,172 2,269
1.875% due 02/15/51 4,234 2,448
2.000% due 08/15/51 4,074 2,415
1.875% due 11/15/51 3,879 2,220
2.250% due 02/15/52 2,498 1,567
2.875% due 05/15/52 1,485 1,071
3.625% due 05/15/53 1,856 1,548
4.750% due 11/15/53 1,710 1,730
4.750% due 05/15/55 6,803 6,892
4.750% due 08/15/55 2,685 2,721
252,343
Total Long-Term Fixed
Income Investments
(cost $965,158) 961,833
Short-Term Investments - 8.9%
U.S. Cash Management Fund(@) 92,805,014(∞) 92,786
Total Short-Term Investments
(cost $92,779) 92,786
Total Investments - 101.3%
(identified cost $1,057,937) 1,054,619
Other Assets and Liabilities,
Net - (1.3)%
(13,238)
Net Assets - 100.0%
1,041,381

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
402 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
28.4%
180 Medical, Inc. 10/14/25 396,000 96.84 383
383
7-Eleven, Inc. 07/30/25 1,525,000 86.19 1,314
1,327
Adani Ports & Special Economic Zone, Ltd. 10/14/25 426,000 97.60 416
416
AGL CLO, Ltd. 01/31/25 2,740,000 100.00 2,740
2,737
AGL CLO, Ltd. 04/01/25 4,600,000 99.97 4,599
4,612
Aircastle , Ltd. 08/07/24 187,000 94.73 177
181
Alliant Energy Finance LLC 07/07/25 441,000 104.23 460
461
Anglo American Capital PLC 04/03/24 640,000 99.69 638
672
Antero Resources Corp. 12/11/24 289,000 98.74 285
291
Apna Park CLO DAC 10/07/25 EUR 5,900,000 116.51 6,874
6,801
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,120,000 99.75 2,115
2,129
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,300,000 99.75 1,297
1,311
Arbor Realty Commercial Real Estate Notes, Ltd. 11/23/22 1,657,626 97.19 1,611
1,660
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 2,595,791 100.03 2,597
2,596
Ares CLO, Ltd. 12/27/24 2,000,000 100.00 2,000
2,001
Ares CLO, Ltd. 01/21/25 1,640,000 100.00 1,640
1,640
Athene Global Funding 11/06/19 1,525,000 97.92 1,493
1,505
Athene Global Funding 09/24/24 855,000 95.43 816
817
Audax Senior Debt CLO LLC 02/21/25 1,800,000 100.00 1,800
1,799
Avolon Holdings Funding, Ltd. 12/05/23 1,150,000 100.18 1,152
1,198
Avolon Holdings Funding, Ltd. 01/16/24 1,400,000 100.76 1,411
1,446
Avolon Holdings Funding, Ltd. 05/08/24 290,000 100.21 291
301
Avolon Holdings Funding, Ltd. 12/03/24 1,970,000 99.64 1,963
1,989
Avolon Holdings Funding, Ltd. 03/24/25 520,000 99.64 518
532
BAE Systems PLC 03/19/24 1,030,000 99.54 1,025
1,067
Bain Capital Credit CLO, Ltd. 09/18/25 1,850,000 100.00 1,850
1,851
Banco de Bogota SA 05/06/24 367,000 96.44 354
365
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 98.07 529
540
Bangkok Bank PCL 01/07/25 330,000 110.60 365
372
Bangkok Bank PCL 08/01/25 241,000 99.92 241
242
Barings CLO, Ltd. 12/20/24 3,260,000 100.00 3,260
3,263
Barings CLO, Ltd. 02/14/25 1,410,000 100.00 1,410
1,411
Basin Electric Power Cooperative 10/06/25 680,000 99.85 679
681
Bellemeade Re, Ltd. 10/18/23 298,891 100.00 299
299
Bimbo Bakeries USA, Inc. 10/14/25 421,000 104.97 442
441
BNP Paribas SA 05/06/24 233,000 98.81 230
233
BNP Paribas SA 08/07/24 177,000 96.69 171
175
BNP Paribas SA 08/01/25 259,000 102.13 264
265
Booz Allen Hamilton, Inc. 06/12/25 587,000 96.53 567
576
BRAVO Residential Funding Trust 10/09/24 741,670 99.99 742
745
BRAVO Residential Funding Trust 04/08/25 5,211,975 99.99 5,212
5,254
Brighthouse Financial Global Funding 04/04/24 1,470,000 100.08 1,471
1,491
British Airways Pass-Through Trust 11/17/20 187,260 100.00 187
184
Broadcom, Inc. 05/05/20 508,000 93.79 476
507
Brooklyn Union Gas Co. (The) 07/15/24 855,000 100.00 855
903
Business Jet Securities LLC 09/06/24 1,033,232 100.00 1,033
1,040
BX Commercial Mortgage Trust 05/02/24 2,043,236 99.77 2,038
2,045
BX Commercial Mortgage Trust 05/02/24 2,973,223 99.77 2,966
2,974
BX Trust 01/24/24 7,432,000 99.77 7,415
7,362
BX Trust 02/20/25 3,485,406 99.78 3,478
3,471
BX Trust 02/20/25 1,033,967 99.78 1,032
1,030
BX Trust 07/24/25 650,000 100.03 650
650
BX Trust 07/24/25 485,000 99.91 485
484
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.55 2,684
2,315
Cantor Fitzgerald, LP 11/14/22 605,000 97.64 591
603
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 2,000,000 99.90 1,998
2,006
Carnival Corp. 06/12/25 351,000 97.46 342
345
Celulosa Arauco y Constitucion SA 08/01/25 249,000 95.60 238
240
Cemex SAB de CV 12/12/24 431,000 99.57 429
438
Cencosud SA 12/11/23 477,000 97.05 463
477
Chase Home Lending Mortgage Trust 07/22/20 859,532 100.00 859
886
Chase Home Lending Mortgage Trust 01/25/24 2,173,646 100.37 2,182
2,204
Chile Electricity MPC SARL 08/14/23 957,650 100.01 958
1,001
Churchill Middle Market CLO LLC 02/24/25 1,700,000 100.00 1,700
1,699

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 403
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
CIFC Funding, Ltd. 04/24/25 700,000 99.90 699
702
Citadel Finance LLC 03/03/21 590,000 99.96 590
587
Citadel, LP 09/11/19 615,000 99.95 615
615
CLI Funding LLC 07/24/24 1,432,890 100.48 1,440
1,443
Coca-Cola Icecek AS 07/12/24 280,000 94.96 266
276
Columbia Pipelines Holding Co. LLC 10/02/24 307,000 103.52 318
320
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.85 99
114
Constellation Insurance, Inc. 01/16/20 615,000 103.03 634
621
Continental Resources, Inc. 10/25/24 515,000 97.11 500
503
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 06/12/25 278,000 97.21 270
274
Credit Agricole SA 09/13/23 196,000 93.16 183
193
Credit Agricole SA 08/01/25 476,000 102.44 488
490
CTR Partnership, LP / CareTrust Capital Corp. 06/12/25 311,000 96.00 299
305
Danske Bank A/S 09/25/24 905,000 100.00 905
910
Dayton Power & Light Co. (The) 08/14/25 1,280,000 99.91 1,279
1,275
DBGS Mortgage Trust 04/03/19 1,961,000 100.94 1,979
1,603
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 357,000 97.42 348
359
DK Trust 03/01/24 2,292,000 100.00 2,292
2,294
Drawbridge Special Opportunities Fund, LP/Drawbridge Special
Opportunities Finance 09/10/25 775,000 99.46 771
750
DT Midstream, Inc. 06/12/25 324,000 96.19 312
317
Eagle RE, Ltd. 09/20/23 615,626 100.00 616
616
East Ohio Gas Co. (The) 07/12/24 445,000 63.90 284
291
Element Fleet Management Corp. 08/01/25 494,000 105.31 520
521
Ellington Financial Mortgage Trust 12/10/24 1,447,032 99.99 1,447
1,456
Elmwood CLO, Ltd. 02/18/25 1,300,000 100.00 1,300
1,299
Elmwood CLO, Ltd. 04/24/25 3,600,000 99.86 3,595
3,606
ELP Commercial Mortgage Trust 09/19/23 3,517,690 97.89 3,444
3,509
EMD Finance LLC 08/12/25 1,365,000 99.52 1,358
1,366
Enel Finance International NV 07/12/24 214,000 96.37 206
210
Enel Finance International NV 07/07/25 426,000 93.88 400
403
Enel Finance International NV 09/23/25 635,000 99.17 630
629
Enel Finance International NV 09/23/25 1,305,000 99.77 1,302
1,302
Farmers Exchange Capital 03/27/25 705,000 103.45 729
743
Farmers Exchange Capital III 10/12/16 660,000 93.80 619
619
Farmers Insurance Exchange 10/02/24 720,000 100.00 720
750
Ferguson Finance PLC 03/06/24 346,000 98.80 342
346
FIGRE Trust 04/28/23 526,230 99.44 523
533
FIGRE Trust 03/19/24 2,104,288 100.03 2,105
2,141
FIGRE Trust 07/19/24 615,491 101.25 623
627
FIGRE Trust 09/09/24 1,179,449 100.00 1,179
1,182
FIGRE Trust 10/31/24 991,248 100.10 992
1,000
FIGRE Trust 12/11/24 1,403,684 99.99 1,404
1,421
FIGRE Trust 02/20/25 370,671 103.45 383
385
FIGRE Trust 03/20/25 1,199,963 99.99 1,200
1,212
FIGRE Trust 08/21/25 953,597 100.00 954
956
FirstEnergy Pennsylvania Electric Co. 08/01/25 511,000 97.45 498
500
FirstEnergy Transmission LLC 07/07/25 270,000 95.48 258
261
Flatiron CLO, Ltd. 11/01/24 2,900,000 100.00 2,900
2,907
Flatiron CLO, Ltd. 03/24/25 1,200,000 100.00 1,200
1,198
Flutter Treasury DAC 10/08/25 325,000 103.20 335
337
Fortitude Group Holdings LLC 03/26/25 650,000 99.86 649
674
Foundry JV Holdco LLC 02/04/25 1,880,000 103.04 1,937
1,977
Foundry JV Holdco LLC 02/04/25 880,000 99.95 880
931
Freeport Indonesia PT 06/12/25 462,000 99.99 462
464
Fresenius Medical Care US Finance III, Inc. 05/08/25 486,000 96.81 470
473
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 701,768 80.42 564
599
Gartner, Inc. 05/08/25 418,000 93.14 389
395
GFL Environmental, Inc. 05/08/25 285,000 96.04 274
279
Glencore Funding LLC 03/24/25 855,000 100.00 855
880
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
733
GS Mortgage Securities Trust 08/04/23 2,328,000 96.29 2,242
2,321
Home RE, Ltd. 05/09/25 2,940,000 113.17 3,327
3,341
Horizon Mutual Holdings, Inc. 10/31/24 1,000,000 99.75 997
979

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
404 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Hudson Yards Mortgage Trust 01/07/25 1,657,000 100.66 1,668
1,712
Imperial Brands Finance PLC 06/24/25 870,000 99.76 868
875
Imperial Brands Finance PLC 10/14/25 467,000 98.73 461
458
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
399
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 96.31 297
302
InRetail Consumer 12/11/23 272,000 92.53 252
264
Intercorp Financial Services, Inc. 10/14/25 432,000 99.38 429
430
International Flavors & Fragrances, Inc. 07/24/24 145,000 93.97 136
138
Intesa Sanpaolo SpA 11/14/24 353,000 97.86 345
351
ITC Holdings Corp. 06/12/25 328,000 100.60 330
332
Jackson National Life Global Funding 08/01/25 403,000 101.87 411
411
James Hardie International Finance Designated Activity Co. 02/10/25 506,000 97.95 496
504
JDE Peet's NV 02/07/24 546,000 95.67 522
527
JPMorgan Mortgage Trust 03/30/21 131,003 101.87 133
119
JPMorgan Mortgage Trust 04/26/21 2,526,474 101.55 2,565
2,350
JPMorgan Mortgage Trust 06/24/21 1,929,320 102.27 1,973
1,795
JPMorgan Mortgage Trust 02/24/22 521,738 97.71 510
463
JPMorgan Mortgage Trust 04/27/22 741,898 95.95 712
677
JPMorgan Mortgage Trust 01/19/23 1,216,206 90.28 1,098
1,079
JPMorgan Mortgage Trust 01/30/23 1,799,340 89.55 1,611
1,611
JPMorgan Mortgage Trust 01/31/23 424,583 89.68 381
381
JPMorgan Mortgage Trust 03/10/23 2,530,704 88.79 2,247
2,281
JPMorgan Mortgage Trust 04/20/23 1,190,826 88.77 1,057
1,068
JPMorgan Mortgage Trust 06/22/23 1,076,141 100.00 1,076
1,079
JPMorgan Mortgage Trust 05/29/24 1,237,216 100.21 1,240
1,236
JPMorgan Mortgage Trust 01/29/25 736,286 99.99 736
740
JPMorgan Mortgage Trust 02/26/25 2,574,434 100.00 2,574
2,569
JPMorgan Mortgage Trust 02/26/25 2,230,000 100.00 2,230
2,230
JPMorgan Mortgage Trust 03/18/25 2,160,819 99.99 2,161
2,172
JPMorgan Mortgage Trust 07/30/25 2,197,417 100.00 2,197
2,197
JPMorgan Mortgage Trust 09/26/25 991,869 100.00 992
991
JPMorgan Mortgage Trust 10/22/25 1,055,282 100.00 1,055
1,054
Komatsu Finance America, Inc. 09/10/25 930,000 100.00 930
927
LLPL Capital Pte , Ltd. 02/10/25 285,836 101.38 290
299
LSEGA Financing PLC 08/01/25 473,000 94.75 448
450
Magnetite CLO, Ltd. 01/28/25 1,510,000 100.00 1,510
1,509
Maricopa County Industrial Development Authority Revenue Bonds 11/22/24 610,000 100.00 610
639
Mars, Inc. 03/05/25 915,000 99.46 910
932
Massachusetts Mutual Life Insurance Co. 11/18/21 1,470,000 73.49 1,080
912
Mattel, Inc. 02/25/25 402,000 95.79 385
390
Meritage Homes Corp. 06/12/25 408,000 96.31 393
399
MF1 LLC 05/13/22 2,635,500 99.21 2,615
2,638
MF1 LLC 01/30/24 3,312,000 100.05 3,314
3,326
MF1, Ltd. 10/16/25 2,344,069 100.03 2,345
2,345
MHC Commercial Mortgage Trust 04/06/21 723,330 99.41 719
722
Midwest Connector Capital Co. LLC 03/25/25 307,000 98.99 304
308
MISC Capital Two Labuan, Ltd. 11/14/24 251,000 98.28 247
249
Monongahela Power Co. 07/26/23 665,000 97.18 646
660
Monongahela Power Co. 09/12/23 600,000 99.49 597
637
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.13 8
8
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.48 49
49
MSCI, Inc. 03/25/25 312,000 92.92 290
297
Nationwide Mutual Insurance Co. 09/15/23 700,000 124.44 871
947
New York Life Insurance Co. 07/07/25 680,000 104.19 708
723
News Corp. 06/12/25 420,000 95.49 401
405
NGPL PipeCo LLC 10/02/19 297,000 122.31 363
346
Nordea Bank Abp 08/01/25 492,000 99.35 489
491
NRG Energy, Inc. 04/16/24 558,000 93.63 522
535
NRG Energy, Inc. 09/24/25 835,000 100.00 835
834
NTT Finance Corp. 07/09/25 915,000 100.00 915
940
NTT Finance Corp. 07/09/25 895,000 100.00 895
911
NTT Finance Corp. 07/09/25 1,070,000 100.00 1,070
1,081
Oaktown Re, Ltd. 08/23/23 123,861 101.42 126
124
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,603
OCP CLO, Ltd. 09/17/25 1,400,000 100.00 1,400
1,402

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 405
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Ohio Edison Co. 07/11/25 740,000 100.77 746
757
Open Text Corp. 08/01/23 290,000 100.99 293
302
Pacific Life Insurance Co. 06/15/18 255,000 92.49 236
208
Pernod Ricard International Finance LLC 06/12/25 420,000 92.56 389
392
Prologis Targeted US Logistics Fund, LP 10/27/25 615,000 99.69 613
610
Prosus NV 08/01/23 260,000 97.99 255
262
Prosus NV 06/12/25 304,000 98.28 299
299
PRPM LLC 06/09/23 2,668,943 94.14 2,512
2,648
PRPM LLC 02/03/25 1,574,259 97.91 1,541
1,578
PRPM LLC 08/08/25 2,309,967 98.70 2,280
2,287
PSEG Power LLC 05/14/25 1,095,000 99.64 1,091
1,145
PSEG Power LLC 07/07/25 795,000 101.46 807
815
PTTEP Treasury Center Co., Ltd. 11/14/24 232,000 96.43 224
226
Raizen Fuels Finance SA 06/26/25 785,000 98.80 775
672
RCKT Mortgage Trust 02/15/24 1,025,579 99.97 1,025
1,033
RCKT Mortgage Trust 03/19/24 1,431,817 99.97 1,431
1,445
RCKT Mortgage Trust 06/27/24 1,772,339 101.10 1,792
1,794
RCKT Mortgage Trust 08/14/24 1,134,931 99.98 1,135
1,137
RCKT Mortgage Trust 12/12/24 767,605 100.65 773
773
RCKT Mortgage Trust 12/12/24 3,109,227 99.99 3,109
3,128
RCKT Mortgage Trust 02/26/25 3,146,903 99.99 3,147
3,174
RCKT Mortgage Trust 04/24/25 992,477 100.44 997
1,003
Regatta XX Funding, Ltd. 01/28/25 3,440,000 100.00 3,440
3,437
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.81 998
1,001
Reliance Industries, Ltd. 02/07/24 364,000 97.27 354
360
Rentokil Terminix Funding LLC 04/23/25 1,190,000 99.28 1,181
1,211
Repsol E&P Capital Markets LLC 09/09/25 790,000 100.00 790
794
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.61 389
337
RFR Trust 02/18/25 3,086,000 100.13 3,090
3,156
RFR Trust 02/18/25 2,425,000 99.99 2,425
2,467
RWE Finance US LLC 09/15/25 965,000 99.36 959
951
Sabal Trail Transmission LLC 08/07/24 515,000 98.51 507
511
Saluda Grade Alternative Mortgage Trust 02/07/24 814,117 102.03 831
844
Saluda Grade Alternative Mortgage Trust 04/05/24 2,580,285 99.99 2,580
2,641
Saluda Grade Alternative Mortgage Trust 10/16/24 1,091,949 101.36 1,107
1,112
Saluda Grade Alternative Mortgage Trust 03/13/25 1,095,184 102.46 1,122
1,130
Saluda Grade Alternative Mortgage Trust 07/10/25 2,572,737 100.00 2,573
2,575
Saudi Arabian Oil Co. 08/01/23 336,000 88.92 299
307
Saudi Arabian Oil Co. 05/27/25 990,000 98.07 971
1,069
Scentre Group Trust 2 09/25/24 1,050,000 99.16 1,041
1,056
SK Hynix, Inc. 11/14/24 155,000 100.57 156
157
SK Hynix, Inc. 07/07/25 318,000 102.29 325
329
Societe Generale SA 11/12/24 1,380,000 100.00 1,380
1,394
Societe Generale SA 06/12/25 269,000 100.70 271
288
Societe Generale SA 10/14/25 405,000 101.21 410
408
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 1,460,000 99.78 1,457
1,469
Standard Chartered PLC 11/14/24 203,000 102.55 208
209
Stellantis Finance US, Inc. 03/12/25 870,000 99.92 869
881
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
652
TCO Commercial Mortgage Trust 12/06/24 1,117,000 99.76 1,114
1,117
Texas Eastern Transmission, LP 11/13/19 178,000 101.06 180
175
Textainer Marine Containers VII, Ltd. 08/06/24 1,960,567 100.00 1,960
1,969
Trans-Allegheny Interstate Line Co. 04/14/25 580,000 99.91 579
596
Transportadora de Gas Internacional SA ESP 06/12/25 449,000 101.30 455
457
Triton Container International, Ltd. 04/06/21 1,215,000 98.89 1,201
1,202
UBS Group AG 11/14/24 199,000 99.57 198
200
UBS Group AG 08/01/25 428,000 104.95 449
451
UniCredit SpA 06/12/25 253,000 100.32 254
257
United Rentals NA, Inc. 05/07/25 374,000 101.38 379
384
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 2,941,000 112.78 3,317
3,463
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,822
Var Energi ASA 08/01/23 436,000 106.02 462
503
VDCM Commercial Mortgage Trust 06/24/25 1,480,000 100.00 1,480
1,490
VDCM Commercial Mortgage Trust 06/24/25 2,863,000 100.00 2,863
2,891

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
406 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
VICI Properties, LP / VICI Note Co., Inc. 03/25/25 223,000 96.03 214
218
Videotron, Ltd. 05/07/25 276,000 95.00 262
267
Vistra Operations Co. LLC 05/06/24 509,000 97.59 497
505
Vistra Operations Co. LLC 11/19/24 1,325,000 100.06 1,326
1,360
Vistra Operations Co. LLC 10/01/25 775,000 99.69 773
770
Vistra Operations Co. LLC 10/01/25 1,200,000 99.93 1,199
1,193
Vistra Operations Co. LLC 10/01/25 1,140,000 99.97 1,140
1,136
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,903
Wells Fargo Commercial Mortgage Trust 11/15/22 1,350,660 94.42 1,275
1,350
XPO, Inc. 12/11/24 202,000 101.62 205
206
Yara International ASA 12/11/24 177,000 99.42 176 178
295,593
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 153 AUD 17,383 12/25
12
Long Gilt Futures 75 GBP 7,022 12/25
310
United States 2 Year Treasury Note Futures 274 USD 57,058 12/25
(46)
United States 5 Year Treasury Note Futures 229 USD 25,009 12/25
5
United States 10 Year Treasury Note Futures 591 USD 66,589 12/25
340
United States 10 Year Ultra Treasury Note Futures 1,045 USD 120,681 12/25
1,664
United States Treasury Long Bond Futures 132 USD 15,485 12/25
251
United States Treasury Ultra Bond Futures 257 USD 31,169 12/25 1,001
Short Positions
Euro- Bobl Futures 22 EUR 2,602 12/25
(8)
Euro-Bund Futures 76 EUR 9,834 12/25
(117)
Japanese 10 Year Government Bond Futures 15 JPY 2,040,600 12/25
88
Japanese 10 Year Mini Government Bond Futures 2 JPY 27,200 12/25
—
Long Gilt Futures 8 GBP 749 12/25
(34)
United States 2 Year Treasury Note Futures 152 USD 31,652 12/25
16
United States 5 Year Treasury Note Futures 243 USD 26,538 12/25
(22)
United States 10 Year Ultra Treasury Note Futures 268 USD 30,950 12/25 (382)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,078
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,449 CAD 4,808 11/10/25 (20)
BNP Paribas CHF 4,146 USD 5,226 11/10/25 71
HSBC USD 48 CAD 66 11/10/25 —
HSBC USD 1,523 EUR 1,316 11/10/25 (6)
HSBC USD 10 NOK 105 11/10/25 —
HSBC CHF 13 USD 16 11/10/25 —
HSBC GBP 19 USD 26 11/10/25 —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 407
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC JPY 223,008 USD 1,447 11/10/25 —
HSBC SEK 8 USD 1 11/10/25 —
JPMorgan Chase USD 5,510 EUR 4,683 11/10/25 (111)
JPMorgan Chase EUR 2,999 USD 3,474 11/12/25 15
Royal Bank of Canada GBP 2,838 USD 3,810 11/12/25 82
State Street USD 1,740 NOK 17,324 11/10/25 (30)
State Street SEK 16,355 USD 1,748 11/10/25 26
Westpac GBP 1,078 USD 1,447 11/10/25 31
Westpac JPY 43,066 USD 294 11/10/25 14
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 72
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 31,897 $ —
$ —
$ 31,897
Corporate Bonds and Notes — 290,812 —
—
290,812
International Debt — 134,913 —
—
134,913
Mortgage-Backed Securities — 237,081 —
—
237,081
Municipal Bonds — 1,049 —
—
1,049
Non-US Bonds — 13,738 —
—
13,738
United States Government Treasuries — 252,343 —
—
252,343
Short-Term Investments — — — 92,786 92,786
Total Investments
— 961,833 — 92,786 1,054,619
Other Financial Instruments
Assets
Futures Contracts 3,687 — — — 3,687
Foreign Currency Exchange Contracts — 239 — — 239
Liabilities
Futures Contracts (609) — — — (609)
Foreign Currency Exchange Contracts — (167) — — (167)
Total Other Financial Instruments
*
$ 3,078 $ 72 $ — $ — $ 3,150
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
408 Investment Grade Bond Fund
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,936 0 .2
Belgium ..............................................................................................
1,913 0 .2
Bermuda .............................................................................................
4,966 0 .5
Brazil ..................................................................................................
1,867 0 .2
Canada ................................................................................................
9,800 0 .9
Cayman Islands ..................................................................................
29,535 2 .8
Chile ...................................................................................................
2,107 0 .2
China ..................................................................................................
2,530 0 .2
Colombia ............................................................................................
821 0 .1
Denmark .............................................................................................
910 0 .1
Finland ...............................................................................................
999 0 .1
France .................................................................................................
3,446 0 .3
Germany .............................................................................................
5,011 0 .5
India ...................................................................................................
775 0 .1
Indonesia ............................................................................................
763 0 .1
Ireland ................................................................................................
17,405 1 .7
Italy ....................................................................................................
3,454 0 .3
Japan ..................................................................................................
2,933 0 .3
Jersey ..................................................................................................
15,720 1 .5
Luxembourg .......................................................................................
3,977 0 .4
Malaysia .............................................................................................
249
— **
Mexico ...............................................................................................
4,347 0 .4
Netherlands ........................................................................................
844 0 .1
Norway ...............................................................................................
503 —
**
Peru ....................................................................................................
694 0 .1
Saudi Arabia .......................................................................................
2,108 0 .2
South Africa .......................................................................................
672 0 .1
South Korea .......................................................................................
486 —
**
Spain ..................................................................................................
3,720 0 .4
Switzerland ........................................................................................
652 0 .1
Thailand .............................................................................................
840 0 .1
Turkey ................................................................................................
277
— **
United Arab Emirates .........................................................................
599 —
**
United Kingdom .................................................................................
21,792 2 .1
United States ......................................................................................
905,968 87 .0
Total Investments ............................................................................... 1,054,619 101 .3
** Less than .05% of net assets.

Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 409
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 239 $ —
Variation margin on futures contracts* — 3,687
Total
$ 239 $ 3,687
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ — $ 609
Unrealized depreciation on foreign currency exchange contracts 167 —
Total
$ 167 $ 609
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (10,379)
Foreign currency exchange contracts (445) —
Total
$ (445) $ (10,379)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ — $ 12,355
Foreign currency exchange contracts 454 —
Total
$ 454 $ 12,355
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
410 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 239 $ — $ 239
Total Financial and Derivative Assets
239 — 239
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 239 $ — $ 239
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received ^ Net Amount
BNP Paribas
$ 71 $ — $ — $ 71
JPMorgan Chase
15 — — 15
Royal Bank of Canada
82 — — 82
State Street
26 26 — —
Westpac
45 — — 45
Total
$ 239 $ 26 $ — $ 213

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 411
Amounts in thousands
^      Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 167 $ — $ 167
Total Financial and Derivative Liabilities
167 — 167
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 167 $ — $ 167
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 20 $ — $ — $ 20
HSBC 6 — — 6
JPMorgan Chase 111 — — 111
State Street 30 26 — 4
Total
$ 167 $ 26 $ — $ 141
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
412 Investment Grade Bond Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,057,937
Investments, at fair value(>) ........................................................................................................................................................
1,054,619
Foreign currency holdings(^) ....................................................................................................................................................... 154
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 239
Receivables:
Dividends and interest ...................................................................................................................................................... 7,854
Dividends from affiliated funds ....................................................................................................................................... 306
Investments sold ............................................................................................................................................................... 9,657
Fund shares sold ............................................................................................................................................................... 1,266
From broker(a) ................................................................................................................................................................. 3,348
Variation margin on futures contracts .............................................................................................................................. 3,085
Total assets ...............................................................................................................................................................
1,080,528
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1,193
Due to broker (b) ............................................................................................................................................................... 210
Investments purchased ..................................................................................................................................................... 36,394
Fund shares redeemed ...................................................................................................................................................... 648
Accrued fees to affiliates .................................................................................................................................................. 366
Other accrued expenses .................................................................................................................................................... 169
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 167
Total liabilities ...........................................................................................................................................................
39,147
Net Assets ...............................................................................................................................................................
$ 1,041,381

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 413
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (76,447)
Shares of beneficial interest .........................................................................................................................................................
560
Additional paid-in capital ............................................................................................................................................................
1,117,268
Net Assets ...............................................................................................................................................................
$ 1,041,381
(>)   Investments in affiliates, U.S. Cash Management Fund $ 92,786
(^)     Foreign currency holdings - cost $ 156
(a)     Receivable from Broker for Futures $ 3,348
(b)   Due to Broker for Futures $ 210
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.59
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 19.31
Class A — Net assets ........................................................................................................................................................... $ 12,129,335
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 652,610
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.30
Class C — Net assets ........................................................................................................................................................... $ 2,808,130
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 153,421
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.59
Class M — Net assets .......................................................................................................................................................... $ 181,441,592
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,761,776
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.68
Class R6 — Net assets ......................................................................................................................................................... $ 4,278,548
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 229,098
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.58
Class S — Net assets ............................................................................................................................................................ $ 668,399,052
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 35,968,798
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.64
Class Y — Net assets ........................................................................................................................................................... $ 172,323,936
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,244,635
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
414 Investment Grade Bond Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 44,028
Dividends from affiliated funds ....................................................................................................................................... 4,462
Total investment income ..............................................................................................................................................................
48,490
Expenses
Advisory fees ................................................................................................................................................................... 2,484
Administrative fees .......................................................................................................................................................... 475
Custodian fees .................................................................................................................................................................. 92
Distribution fees - Class A ............................................................................................................................................... 30
Distribution fees - Class C ............................................................................................................................................... 22
Transfer agent fees - Class A ........................................................................................................................................... 24
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 341
Transfer agent fees - Class R6 ......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................ 1,253
Transfer agent fees - Class Y ........................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 162
Registration fees ............................................................................................................................................................... 125
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 55
Printing fees ..................................................................................................................................................................... 63
Miscellaneous .................................................................................................................................................................. 52
Expenses before reductions .............................................................................................................................................. 5,202
Expense reductions .......................................................................................................................................................... (590)
Net expenses ................................................................................................................................................................................
4,612
Net investment income (loss) .......................................................................................................................................................
43,878
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,368)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (10,379)
Foreign currency exchange contracts ............................................................................................................................... (445)
Foreign currency-related transactions .............................................................................................................................. 10
Net realized gain (loss) ................................................................................................................................................................
(12,187)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 16,268
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. 12,355
Foreign currency exchange contracts ............................................................................................................................... 454
Foreign currency-related transactions .............................................................................................................................. 92
Net change in unrealized appreciation (depreciation) ................................................................................................................. 29,160
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,973
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 60,851

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 415
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 43,878 $ 50,050
Net realized gain (loss) ................................................................................................................ (12,187) (1,14 7 )
Net change in unrealized appreciation (depreciation) ................................................................. 29,160 58,974
Net increase (decrease) in net assets from operations ....................................................................... 60,851 107,87 7
Distributions
To shareholders
Class A ..................................................................................................................................... (552) (393)
Class C ..................................................................................................................................... (115) (89)
Class M .................................................................................................................................... (8,501) (7,138)
Class R6 ................................................................................................................................... (287) (137)
Class S ...................................................................................................................................... (30,741) (25,771)
Class Y ..................................................................................................................................... (8,863) (7,208)
Net decrease in net assets from distributions ..................................................................................... (49,059) (40,736)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (29,895) (60,960)
Total Net Increase (Decrease) in Net Assets ...................................................................
(18,103) 6,18 1
Net Assets
Beginning of period ........................................................................................................................... 1,059,484 1,053,303
End of period ......................................................................................................................................
$ 1,041,381 $ 1,059,484

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
416 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025
2024
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
38
$ 687
58
$ 1,063
Proceeds from reinvestment of distributions
30
551
22
393
Payments for shares redeemed
(67)
(1,214)
(62)
(1,119)
Net increase (decrease)
1
24
18
337
Class C
Proceeds from shares sold
14
248
25
448
Proceeds from reinvestment of distributions
6
115
5
89
Payments for shares redeemed
(36)
(653)
(69)
(1,240)
Net increase (decrease)
(16)
(290)
(39)
(703)
Class M
Proceeds from shares sold
3,638
65,902
2,275
41,588
Proceeds from reinvestment of distributions
467
8,501
391
7,137
Payments for shares redeemed
(4,2 79 )
(77,896)
(3,908)
(70,877)
Net increase (decrease)
(17 4 )
(3,493)
(1,242)
(22,152)
Class R6
Proceeds from shares sold
1,416
25,649
58
1,064
Proceeds from reinvestment of distributions
16
287
8
137
Payments for shares redeemed
(1,416)
(25,606)
(37)
(678)
Net increase (decrease)
16
330
29
523
Class S
Proceeds from shares sold
9,297
169,643
8,188
147,636
Proceeds from reinvestment of distributions
1,685
30,647
1,410
25,694
Payments for shares redeemed
(11,722)
(213,660)
(11,153)
(202,485)
Net increase (decrease)
(740)
(13,370)
(1,555)
(29,155)
Class Y
Proceeds from shares sold
894
16,268
187
3,432
Proceeds from reinvestment of distributions
486
8,863
394
7,208
Payments for shares redeemed
(2,087)
(38,227)
(1,111)
(20,450)
Net increase (decrease)
(707)
(13,096)
(530)
(9,810)
Total increase (decrease)
(1,62 0 )
$ (29,895)
(3,319)
$ (60,960)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 417
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.38 17.28 17.93 22.02 22.98
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.75 .77 .67 .35 .28
$ Net Realized and Unrealized Gain (Loss) .30 .95 (.78) (4.07) (.20)
$ Total from Investment Operations 1.05 1.72 (.11) (3.72) .08
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.84) (.62) (.54) (.29) (.23)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.84) (.62) (.54) (.37) (1.04)
$ Net Asset Value, End of Period 18.59 18.38 17.28 17.93 22.02
% Total Return
(±)
5.92 10.03 (.76) (17.16) .32
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 12,129 11,968 10,934 10,828 6,911
Ratio to average net assets:
– – – – –
% Expenses, Gross .80 .80 .81 .84 .82
% Expenses, Net
(Ƃ)
.79 .78 .77 .77 .77
% Net Investment Income
(Ƃ)
4.09 4.20 3.65 1.75 1.24
% Portfolio Turnover Rate 82 77 77 60 91
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.11 17.04 17.69 21.78 22.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.60 .63 .52 .19 .11
$ Net Realized and Unrealized Gain (Loss) .30 .93 (.77) (4.02) (.19)
$ Total from Investment Operations .90 1.56 (.25) (3.83) (.08)
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.71) (.49) (.40) (.18) (.08)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.71) (.49) (.40) (.26) (.89)
$ Net Asset Value, End of Period 18.30 18.11 17.04 17.69 21.78
% Total Return 5.11 9.18 (1.50) (17.78) (.41)
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,808 3,072 3,562 4,176 6,041
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.55 1.55 1.56 1.58 1.57
% Expenses, Net
(Ƃ)
1.54 1.53 1.52 1.52 1.52
% Net Investment Income
(Ƃ)
3.34 3.48 2.88 .97 .50
% Portfolio Turnover Rate 82 77 77 60 91

See accompanying notes which are an integral part of the financial statements.
418 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.38 17.28 17.93 21.99 22.95
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.82 .84 .74 .43 .36
$ Net Realized and Unrealized Gain (Loss) .30 .95 (.78) (4.07) (.19)
$ Total from Investment Operations 1.12 1.79 (.04) (3.64) .17
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.91) (.69) (.61) (.34) (.32)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.91) (.69) (.61) (.42) (1.13)
$ Net Asset Value, End of Period 18.59 18.38 17.28 17.93 21.99
% Total Return 6.33 10.45 (.37) (16.84) .72
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 181,442 182,613 193,112 53,538 59,008
Ratio to average net assets:
– – – – –
% Expenses, Gross .55 .55 .56 .59 .57
% Expenses, Net
(Ƃ)
.40 .39 .38 .38 .38
% Net Investment Income
(Ƃ)
4.48 4.61 4.05 2.13 1.60
% Portfolio Turnover Rate 82 77 77 60 91
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.47 17.36 18.01 22.08 23.04
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.81 .85 .76 .43 .37
$ Net Realized and Unrealized Gain (Loss) .32 .95 (.80) (4.08) (.19)
$ Total from Investment Operations 1.13 1.80 (.04) (3.65) .18
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.92) (.69) (.61) (.34) (.33)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.92) (.69) (.61) (.42) (1.14)
$ Net Asset Value, End of Period 18.68 18.47 17.36 18.01 22.08
% Total Return 6.33 10.49 (.34) (16.80) .75
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,279 3,933 3,193 852 1,045
Ratio to average net assets:
– – – – –
% Expenses, Gross .40 .40 .42 .44 .42
% Expenses, Net
(Ƃ)
.37 .36 .35 .35 .35
% Net Investment Income
(Ƃ)
4.47 4.65 4.15 2.15 1.65
% Portfolio Turnover Rate 82 77 77 60 91

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 419
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.37 17.27 17.93 21.99 22.95
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.80 .83 .72 .40 .34
$ Net Realized and Unrealized Gain (Loss) .31 .94 (.79) (4.06) (.19)
$ Total from Investment Operations 1.11 1.77 (.07) (3.66) .15
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.90) (.67) (.59) (.32) (.30)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.90) (.67) (.59) (.40) (1.11)
$ Net Asset Value, End of Period 18.58 18.37 17.27 17.93 21.99
% Total Return 6.23 10.35 (.53) (16.90) .62
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 668,399 674,506 660,950 408,587 648,787
Ratio to average net assets:
– – – – –
% Expenses, Gross .55 .55 .56 .58 .57
% Expenses, Net
(Ƃ)
.50 .49 .48 .48 .48
% Net Investment Income
(Ƃ)
4.38 4.52 3.93 1.99 1.53
% Portfolio Turnover Rate 82 77 77 60 91
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.43 17.32 17.98 22.04 23.00
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.83 .86 .78 .44 .37
$ Net Realized and Unrealized Gain (Loss) .30 .95 (.82) (4.07) (.19)
$ Total from Investment Operations 1.13 1.81 (.04) (3.63) .18
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.92) (.70) (.62) (.35) (.33)
$ Distributions from Net Realized Gain — — — (.08) (.81)
$ Total Distributions (.92) (.70) (.62) (.43) (1.14)
$ Net Asset Value, End of Period 18.64 18.43 17.32 17.98 22.04
% Total Return 6.37 10.54 (.38) (16.77) .78
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 172,324 183,392 181,552 31,536 48,672
Ratio to average net assets:
– – – – –
% Expenses, Gross .35 .36 .38 .39 .37
% Expenses, Net
(Ƃ)
.34 .33 .33 .32 .32
% Net Investment Income
(Ƃ)
4.54 4.67 4.37 2.17 1.66
% Portfolio Turnover Rate 82 77 77 60 91

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
420 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 212,167
Administrative fees 41,944
Distribution fees 4,380
Shareholder servicing fees 597
Transfer agent fees 103,140
Trustees' fees 3,582
$ 365,810
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 165,912 $ 492,852 $ 565,964 $ (5) $ (9) $ 92,786 $ 4,462 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,062,843,054 $ 33,294,848 $ (41,418,124) $ (8,123,276)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 14,744,655 $ (83,152,192) $ (8,039,078) $ — $ (76,446,615)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 49,058,866 $ — $ — $ 40,735,967 $ — $ —

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 421
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
422 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 90.9%
Asset-Backed Securities - 13.6%
American Express Credit Account
Master Trust
Series 2024-1 Class A
5.230% due 04/15/29 700 713
Series 2025-2 Class A
4.280% due 04/15/30 1,860 1,878
Series 2025-4 Class A
4.300% due 07/15/30 3,380 3,419
AMSR Trust
Series 2021-SFR2 Class A
1.527% due 08/17/38 (Þ) 2,650 2,589
Series 2024-SFR2 Class A
4.150% due 11/17/41 (Þ) 150 148
AutoNation Finance Trust
Series 2025-1A Class A3
4.620% due 11/13/29 (Þ) 475 478
Avis Budget Rental Car Funding
AESOP LLC
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 890 906
Series 2025-4A Class A
4.400% due 02/20/32 (Þ) 780 776
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/15/28 200 200
Series 2025-A1 Class A
4.310% due 05/15/30 200 202
BMW Vehicle Lease Trust
Series 2025-1 Class A4
4.490% due 10/25/28 240 242
Series 2025-2 Class A3
3.970% due 09/25/28 1,725 1,724
CarMax Auto Owner Trust
Series 2024-1 Class B
5.170% due 08/15/29 75 76
Series 2025-1 Class A3
4.840% due 01/15/30 275 278
Carvana Auto Receivables Trust
Series 2025-P3 Class A4
4.240% due 08/11/31 430 428
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,685 1,702
Series 2025-A1 Class A
4.160% due 07/15/30 500 504
CoreVest American Finance, Ltd.
Series 2022-1 Class A
4.744% due 06/17/55 (~)(Ê)(Þ) 502 505
Credit Acceptance Auto Loan Trust
Series 2025-1A Class A
5.020% due 03/15/35 (Þ) 700 700
DLLAA LLC
Series 2025-1A Class A3
4.950% due 09/20/29 (Þ) 420 427
FirstKey Homes Trust
Series 2022-SFR3 Class A
4.250% due 07/17/38 (Þ) 1,982 1,975
Ford Credit Auto Owner Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-B Class A4
3.930% due 08/15/27 361 361
Series 2025-B Class A3
3.910% due 04/15/30 1,240 1,238
Ford Credit Floorplan Master Owner
Trust
Series 2025-2 Class B
4.330% due 09/15/30 215 215
GM Financial Automobile Leasing
Trust
Series 2025-3 Class B
4.410% due 08/20/29 370 371
Hertz Vehicle Financing LLC
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 3,910 3,814
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 890 865
Series 2022-5A Class A
3.890% due 09/25/28 (Þ) 210 209
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 975 1,017
Series 2025-1A Class A
4.910% due 09/25/29 (Þ) 845 853
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 71 70
Series 2025-1A Class A
4.880% due 05/27/42 (Þ) 581 585
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 114 117
Home Partners of America Trust
Series 2019-2 Class B
2.922% due 10/19/39 (Þ) 888 860
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 909 831
Series 2021-2 Class B
2.302% due 12/17/26 (Þ) 312 304
Honda Auto Receivables Owner Trust
Series 2024-2 Class A2
5.480% due 11/18/26 22 22
Hyundai Auto Receivables Trust
Series 2024-A Class A2A
5.290% due 04/15/27 109 110
Series 2025-C Class A2A
3.970% due 07/17/28 600 600
Hyundai Floorplan Master Owner Trust
Series 2025-1A Class A
4.410% due 10/15/30 (Þ) 885 885
Invitation Homes Trust
Series 2024-SFR1 Class A
4.000% due 09/17/41 (Þ) 190 186
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 160 160
Series 2025-B Class A2A
4.280% due 07/17/28 900 902
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.556% due 01/25/37 (CME Term
SOFR 1 Month + 0.414%)(Ê) 192 188
Mercedes-Benz Auto Lease Trust
Series 2025-B Class A3
3.880% due 04/16/29 930 927
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A2A
4.500% due 02/15/28 767 768
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 235 237
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
4.961% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 73 75
MVW LLC
Series 2021-1WA Class A
1.140% due 01/22/41 (Þ) 62 59
Navient Private Education Refi Loan
Trust
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 33 31
Series 2021-BA Class A
0.940% due 07/15/69 (Þ) 338 309
Series 2021-EA Class A
0.970% due 12/16/69 (Þ) 193 174
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 234 229
Nelnet Student Loan Trust
Series 2021-CA Class AFX
1.320% due 04/20/62 (Þ) 304 283
NextGear Floorplan Master Owner
Trust
Series 2024-2A Class A2
4.420% due 09/15/29 (Þ) 856 860
Nissan Auto Lease Trust
Series 2025-A Class B
5.030% due 02/15/29 265 268
Series 2025-A Class C
5.110% due 06/15/29 265 268
Nissan Master Owner Trust
Receivables
Series 2024-B Class A
5.050% due 02/15/29 (Þ) 235 238
Progress Residential Trust
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 175 172
Series 2022-SFR2 Class A
2.950% due 04/17/27 (Þ) 530 518
Series 2025-SFR4 Class A
4.300% due 08/17/42 (Þ) 525 520
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 164 165
Series 2025-CES10 Class A1B
4.995% due 11/25/55 (~)(Ê)(Þ) 675 673
Sierra Timeshare Receivables Funding
LLC
Series 2025-2A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.720% due 04/20/44 (Þ) 298 298
Series 2025-3A Class A
4.440% due 08/22/44 (Þ) 605 603
SLM Private Credit Student Loan Trust
Series 2006-B Class A5
4.569% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 144 141
SMB Private Education Loan Trust
Series 2021-B Class A
1.310% due 07/17/51 (Þ) 51 48
Series 2023-B Class A1B
6.034% due 10/16/56 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 192 197
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 186 189
STAR Trust
Series 2022-SFR3 Class A
5.682% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,623 1,626
Series 2024-SFR4 Class A
5.782% due 10/17/41 (CME Term
SOFR 1 Month + 1.750%)(Ê)(Þ) 2,205 2,215
Stellantis Financial Underwritten
Enhanced Lease Trust
Series 2025-BA Class A4
4.290% due 06/20/29 (Þ) 235 236
Tesla Sustainable Energy Trust
Series 2024-1A Class A2
5.080% due 06/21/50 (Þ) 509 510
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3
4.830% due 10/16/28 565 569
Series 2025-D Class A3
3.840% due 06/17/30 1,025 1,023
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,759 1,667
USB Auto Owner Trust
Series 2025-1A Class A3
4.490% due 06/17/30 (Þ) 185 187
Series 2025-1A Class A4
4.620% due 12/16/30 (Þ) 205 208
Series 2025-1A Class B
4.810% due 01/15/31 (Þ) 65 66
Verizon Master Trust
Series 2024-3 Class A1A
5.340% due 04/22/30 775 790
Series 2024-6 Class A1A
4.170% due 08/20/30 1,190 1,194
Series 2024-6 Class B
4.420% due 08/20/30 470 471
Series 2025-1 Class B
4.940% due 01/21/31 315 319
Series 2025-1 Class C
5.090% due 01/21/31 335 339
Western Funding Auto Loan Trust
Series 2025-1 Class A
4.750% due 07/16/35 (Þ) 690 684
Series 2025-1 Class B

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
424 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.980% due 09/17/35 (Þ) 305 297
Westlake Automobile Receivables Trust
Series 2025-P1 Class A3
4.580% due 06/15/29 (Þ) 200 201
Series 2025-P1 Class A4
4.660% due 04/15/30 (Þ) 185 188
WF Card Issuance Trust
Series 2024-A2 Class A
4.290% due 10/15/29 935 943
Wheels Fleet Lease Funding 1 LLC
Series 2025-3A Class A1
4.080% due 09/18/40 (Þ) 1,000 998
57,614
Corporate Bonds and Notes - 35.9%
Consumer Discretionary - 4.4%
Alaska Airlines Pass-Through Trust
4.800% due 02/15/29 (Þ) 392 393
American Honda Finance Corp.
Series GMTN
4.950% due 01/09/26 1,300 1,301
Carnival Corp.
4.000% due 08/01/28 (Þ) 352 346
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Series WI
3.750% due 02/15/28 703 692
Cummins, Inc.
4.250% due 05/09/28 655 660
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 1,663 1,674
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 608
Ferguson Finance PLC
4.500% due 10/24/28 (Þ) 298 300
Ford Motor Credit Co. LLC
5.800% due 03/05/27 1,170 1,183
4.950% due 05/28/27 855 856
General Motors Financial Co., Inc.
5.400% due 05/08/27 915 930
5.050% due 04/04/28 595 605
4.300% due 04/06/29 735 732
Hasbro, Inc.
3.900% due 11/19/29 440 430
Home Depot, Inc. (The)
4.875% due 06/25/27 660 671
Hyundai Capital America
4.875% due 06/23/27 (Þ) 690 696
5.275% due 06/24/27 (Þ) 200 203
Las Vegas Sands Corp.
5.900% due 06/01/27 275 280
Lennar Corp.
Series WI
4.750% due 11/29/27 313 315
Lowe's Cos., Inc.
Series 10YR
3.650% due 04/05/29 1,095 1,076
McDonald's Corp.
Series MTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 07/01/27 710 705
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 425 415
PACCAR Financial Corp.
4.550% due 03/03/28 1,200 1,219
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 172 182
United Airlines Pass-Through Trust
Series A
4.000% due 10/11/27 395 394
3.750% due 03/03/28 766 761
WMG Acquisition Corp.
3.750% due 12/01/29 (Þ) 376 359
YMCA of Greater New York
2.303% due 08/01/26 385 378
Series 2021
2.303% due 08/01/26 380 374
18,738
Consumer Staples - 2.7%
Altria Group, Inc.
4.875% due 02/04/28 475 483
Avery Dennison Corp.
4.875% due 12/06/28 590 601
Campbell's Co. (The)
2.375% due 04/24/30 316 289
Conagra Brands, Inc.
1.375% due 11/01/27 622 587
Constellation Brands, Inc.
4.350% due 05/09/27 337 338
3.150% due 08/01/29 464 446
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 490 503
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 335 339
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 550 545
Kraft Heinz Foods Co.
Series WI
3.750% due 04/01/30 723 703
Mars, Inc.
4.450% due 03/01/27 (Þ) 915 921
4.600% due 03/01/28 (Þ) 660 668
McCormick & Co., Inc.
2.500% due 04/15/30 292 270
Mondelez International, Inc.
4.250% due 05/06/28 665 667
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,506
Philip Morris International, Inc.
4.750% due 02/12/27 945 954
Procter & Gamble Co. (The)
2.800% due 03/25/27 600 592
Sysco Corp.
2.400% due 02/15/30 766 710
Tyson Foods, Inc.
3.550% due 06/02/27 393 389

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11,511
Energy - 3.7%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 381 384
Boardwalk Pipelines, LP
4.450% due 07/15/27 249 250
Chevron Corp.
2.954% due 05/16/26 1,800 1,790
Chevron USA, Inc.
4.475% due 02/26/28 1,120 1,135
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 565 588
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 186
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 563 560
Enterprise Products Operating LLC
4.600% due 01/11/27 700 705
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 711 709
EQT Corp.
7.000% due 02/01/30 224 243
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,794
Gray Oak Pipeline LLC
3.450% due 10/15/27 (Þ) 819 807
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 344 345
MPLX, LP
Series 0005
4.125% due 03/01/27 715 714
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 537
Northwest Pipeline LLC
Series WI
4.000% due 04/01/27 391 390
Occidental Petroleum Corp.
5.000% due 08/01/27 1,865 1,891
6.625% due 09/01/30 537 576
Plains All American Pipeline, LP / PAA
Finance Corp.
3.550% due 12/15/29 280 271
Targa Resources Corp.
5.200% due 07/01/27 348 353
TC PipeLines, LP
3.900% due 05/25/27 413 411
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 427 401
Western Midstream Operating, LP
4.500% due 03/01/28 389 390
15,430
Financial Services - 12.6%
Air Lease Corp.
5.850% due 12/15/27 769 790
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 731 706
American Express Co.
1.650% due 11/04/26 1,900 1,859
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 530 537
4.731% due 04/25/29 (SOFR +
1.260%)(Ê) 705 716
Ares Capital Corp.
7.000% due 01/15/27 506 520
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 278 270
Bank of America Corp.
6.204% due 11/10/28 (SOFR +
1.990%)(Ê) 800 832
5.162% due 01/24/31 (SOFR +
1.000%)(Ê) 1,455 1,502
Series frn
5.000% due 01/24/29 (SOFR +
0.830%)(Ê) 1,585 1,587
Series MTN
2.551% due 02/04/28 (SOFR +
1.050%)(Ê) 1,000 980
Bank of New York Mellon (The)
4.729% due 04/20/29 (SOFR +
1.135%)(Ê) 430 437
Block Financial LLC
2.500% due 07/15/28 304 289
Blue Owl Capital Corp.
2.625% due 01/15/27 527 513
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 784 791
Citigroup, Inc.
4.643% due 05/07/28 (SOFR +
1.143%)(Ê) 990 996
4.786% due 03/04/29 (SOFR +
0.870%)(Ê) 1,255 1,271
4.075% due 04/23/29 (CME Term
SOFR 3 Month + 1.454%)(Ê) 770 768
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 687
CNO Financial Group, Inc.
5.250% due 05/30/29 665 676
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 464 475
Corebridge Global Funding
4.900% due 01/07/28 (Þ) 340 345
Equifax, Inc.
5.100% due 12/15/27 779 793
Equitable America Global Funding
4.650% due 06/09/28 (Þ) 565 571
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 596
FS KKR Capital Corp.
2.625% due 01/15/27 586 567

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
426 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GLP Capital, LP / GLP Financing II,
Inc.
5.750% due 06/01/28 500 514
Goldman Sachs Group, Inc. (The)
4.937% due 04/23/28 (SOFR +
1.319%)(Ê) 710 718
3.691% due 06/05/28 (CME Term
SOFR 3 Month + 1.772%)(Ê) 950 943
4.153% due 10/21/29 (SOFR +
0.900%)(Ê) 735 733
Golub Capital BDC, Inc.
2.050% due 02/15/27 298 287
Healthcare Realty Holdings, LP
2.400% due 03/15/30 888 805
Hercules Capital, Inc.
3.375% due 01/20/27 706 692
Highwoods Realty, LP
4.200% due 04/15/29 477 468
JPMorgan Chase & Co.
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 1,000 999
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 1,455 1,470
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 920 933
4.915% due 01/24/29 (SOFR +
0.800%)(Ê) 710 722
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 745 734
Lehman Brothers Holdings Capital
Trust VII
Series MTN
0.000% due 11/29/49 (Æ)(Ø)(Š)(ž) 270 —
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 779 762
M&T Bank Corp.
4.553% due 08/16/28 (SOFR +
1.780%)(Ê) 641 643
Series MTN
4.833% due 01/16/29 (SOFR +
0.930%)(Ê) 725 733
Markel Group, Inc.
3.500% due 11/01/27 805 794
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27 610 616
Mercury General Corp.
4.400% due 03/15/27 668 666
Morgan Stanley
6.407% due 11/01/29 (SOFR +
1.830%)(Ê) 895 949
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 640 652
Series MTN
5.652% due 04/13/28 (SOFR +
1.010%)(Ê) 2,030 2,072
Morgan Stanley Direct Lending Fund
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 02/11/27 608 605
Mutual of Omaha Cos. Global Funding
4.514% due 06/09/28 (Þ) 690 696
Northern Trust Corp.
3.375% due 05/08/32 (USD 3 Month
SOFR + 1.131%)(Ê) 542 533
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 666
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 738 709
PNC Financial Services Group, Inc.
(The)
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 960 973
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
SOFR + 2.665%)(Ê) 612 618
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 769 801
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 452 475
6.125% due 03/01/29 261 268
State Street Corp.
4.993% due 03/18/27 1,925 1,953
Synchrony Bank
5.625% due 08/23/27 258 263
Synchrony Financial
3.950% due 12/01/27 646 641
Synovus Financial Corp.
5.625% due 02/15/28 455 464
Truist Bank
Series BKNT
4.136% due 10/23/29 (SOFR +
0.911%)(Ê) 1,190 1,185
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 284 278
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 397 380
Wells Fargo & Co.
4.078% due 09/15/29 (SOFR +
0.880%)(Ê) 735 733
Series MTN
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,090 1,114
Series W
4.900% due 01/24/28 (SOFR +
0.780%)(Ê) 1,270 1,281
Zions Bancorp NA
3.250% due 10/29/29 725 675
53,290
Health Care - 1.8%
AbbVie, Inc.
4.800% due 03/15/27 715 722
Bon Secours Mercy Health, Inc.
Series 2018

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.302% due 07/01/28 285 285
Centene Corp.
2.450% due 07/15/28 730 680
CommonSpirit Health
6.073% due 11/01/27 405 419
CVS Health Corp.
1.300% due 08/21/27 635 603
HCA, Inc.
5.140% due 03/01/28 (SOFR +
0.870%)(Ê) 1,115 1,120
5.200% due 06/01/28 585 599
Merck & Co., Inc.
1.900% due 12/10/28 1,400 1,318
Orlando Health Obligated Group
3.777% due 10/01/28 865 836
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 909 806
7,388
Materials and Processing - 0.8%
Berry Global, Inc.
Series WI
1.650% due 01/15/27 709 687
Georgia-Pacific LLC
4.400% due 06/30/28 (Þ) 695 700
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 847 808
RPM International, Inc.
3.750% due 03/15/27 672 667
Sherwin-Williams Co. (The)
2.950% due 08/15/29 644 615
3,477
Producer Durables - 3.1%
Allegion US Holding Co., Inc.
3.550% due 10/01/27 323 319
Avnet, Inc.
6.250% due 03/15/28 666 691
Carlisle Cos., Inc.
3.750% due 12/01/27 362 360
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,767
Hexcel Corp.
4.200% due 02/15/27 607 604
Honeywell International, Inc.
2.500% due 11/01/26 1,400 1,380
Howmet Aerospace, Inc.
6.750% due 01/15/28 551 582
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 292 287
John Deere Capital Corp.
Series MTN
5.150% due 09/08/26 1,725 1,743
Keysight Technologies, Inc.
3.000% due 10/30/29 296 282
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,450 1,471
Lennox International, Inc.
5.500% due 09/15/28 541 559
Masco Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 11/15/27 278 274
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 336
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 595 586
Vontier Corp.
Series WI
2.400% due 04/01/28 671 640
Waste Management, Inc.
4.500% due 03/15/28 965 976
12,857
Technology - 2.0%
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 370 361
Broadcom, Inc.
4.150% due 02/15/28 560 561
5.050% due 07/12/29 1,095 1,128
CDW LLC / CDW Finance Corp.
3.276% due 12/01/28 420 406
3.250% due 02/15/29 314 301
Fiserv, Inc.
3.500% due 07/01/29 721 694
Gartner, Inc.
3.625% due 06/15/29 (Þ) 408 392
Hubbell, Inc.
3.150% due 08/15/27 271 266
Meta Platforms, Inc.
4.600% due 05/15/28 700 712
Microsoft Corp.
3.125% due 11/03/25 325 325
MSCI, Inc.
4.000% due 11/15/29 (Þ) 276 269
News Corp.
3.875% due 05/15/29 (Þ) 357 344
Oracle Corp.
5.067% due 08/03/28 (SOFR +
0.760%)(Ê) 530 532
2.950% due 04/01/30 429 401
Synopsys, Inc.
4.650% due 04/01/28 1,045 1,056
VMware LLC
3.900% due 08/21/27 784 782
8,530
Utilities - 4.8%
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 600
American Electric Power Co., Inc.
2.300% due 03/01/30 526 483
AT&T, Inc.
1.700% due 03/25/26 1,800 1,782
4.350% due 03/01/29 1,315 1,319
Series *
2.300% due 06/01/27 735 714
Avangrid, Inc.
3.800% due 06/01/29 585 575
CMS Energy Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
428 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 305 300
Consumers Energy Co.
4.900% due 02/15/29 775 795
DTE Energy Co.
4.950% due 07/01/27 765 774
2.950% due 03/01/30 282 266
Duke Energy Corp.
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 562 542
FirstEnergy Corp.
Series B
3.900% due 07/15/27 363 361
Florida Power & Light Co.
5.050% due 04/01/28 495 508
Georgia Power Co.
5.004% due 02/23/27 210 213
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 770 780
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 1,826 1,811
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 380 384
5.107% due 02/04/28 (SOFR +
0.800%)(Ê) 560 563
4.800% due 12/01/77 (USD 3 Month
SOFR + 2.409%)(Ê) 265 259
NRG Energy, Inc.
4.450% due 06/15/29 (Þ) 576 572
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 633
Sempra
3.250% due 06/15/27 420 413
3.700% due 04/01/29 353 347
Southern California Edison Co.
4.875% due 02/01/27 538 541
Sprint Capital Corp.
6.875% due 11/15/28 649 697
System Energy Resources, Inc.
6.000% due 04/15/28 581 603
T-Mobile USA, Inc.
4.950% due 03/15/28 825 840
Verizon Communications, Inc.
2.100% due 03/22/28 750 716
Vistra Operations Co. LLC
5.050% due 12/30/26 (Þ) 365 368
3.700% due 01/30/27 (Þ) 684 678
Xcel Energy, Inc.
2.600% due 12/01/29 851 796
20,233
151,454
International Debt - 12.9%
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 555 521
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 01/15/27 1,755 1,791
4.875% due 04/01/28 620 629
Alimentation Couche-Tard, Inc.
2.950% due 01/25/30 (Þ) 327 309
America Movil SAB de CV
3.625% due 04/22/29 270 264
Apidos CLO, Ltd.
Series 2024-12A Class ARR
4.985% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 27 27
ArcelorMittal SA
6.550% due 11/29/27 651 677
Ares CLO, Ltd.
Series 2017-44A Class A1RR
5.035% due 04/15/34 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,025 1,024
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 859
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 634 635
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 400 399
6.607% due 11/07/28 600 640
Bangkok Bank PCL
4.300% due 06/15/27 (Þ) 579 579
Bank of Montreal
5.266% due 12/11/26 1,300 1,317
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 310 305
Bank of Nova Scotia (The)
4.750% due 02/02/26 1,450 1,451
4.404% due 09/08/28 (SOFR +
1.000%)(Ê) 1,120 1,126
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 620 656
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 670 679
Bardot CLO, Ltd.
Series 2025-2A Class ARR
4.837% due 10/22/32 (CME Term
SOFR 3 Month + 0.980%)(Ê)(Þ) 790 790
BAT Capital Corp.
4.700% due 04/02/27 526 529
3.462% due 09/06/29 595 578
Series WI
3.557% due 08/15/27 650 643
Battery Park CLO, Ltd.
Series 2024-1A Class AR
5.305% due 07/15/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
BCRED MML CLO LLC
Series 2021-1A Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.646% due 01/15/35 (CME Term
SOFR 3 Month + 1.742%)(Ê)(Þ) 200 200
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 658 690
BNP Paribas SA
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 850 798
Caisse d'Amortissement de la Dette
Sociale
3.750% due 05/24/28 (Þ) 500 499
Canadian Imperial Bank of Commerce
5.615% due 07/17/26 1,740 1,758
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 304 302
Carlyle US CLO, Ltd.
Series 2025-9A Class AR
4.994% due 10/20/34 (CME Term
SOFR 3 Month + 1.110%)(Ê)(Þ) 1,040 1,040
CarVal CLO, Ltd.
Series 2024-3A Class A1
5.274% due 10/20/37 (CME Term
SOFR 3 Month + 1.390%)(Ê)(Þ) 180 181
Cedar Funding CLO, Ltd.
Series 2016-5A Class AFRR
1.937% due 07/17/31 (Þ) 145 142
Series 2025-12A Class ARR
5.058% due 01/25/38 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 375 375
Celulosa Arauco y Constitucion SA
4.250% due 04/30/29 (Þ) 314 307
Cencosud SA
4.375% due 07/17/27 (Þ) 796 797
Coca-Cola Europacific Partners PLC
1.500% due 01/15/27 (Þ) 717 695
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 447
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 521 513
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 508 508
Dryden Senior Loan Fund
Series 2018-55A Class A1
5.186% due 04/15/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 62 62
Elmwood CLO, Ltd.
Series 2024-1A Class A1RR
5.404% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 130
Enbridge, Inc.
4.600% due 06/20/28 435 439
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel Finance International NV
3.625% due 05/25/27 (Þ) 224 222
3.500% due 04/06/28 (Þ) 584 574
Equinor ASA
3.000% due 04/06/27 475 470
Evergreen Credit Card Trust
Series 2025-CRT5 Class B
5.240% due 05/15/29 (Þ) 320 324
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 710 691
Golden Credit Card Trust
Series 2021-1A Class A
1.140% due 08/15/28 (Þ) 1,000 977
Honda Motor Co., Ltd.
2.534% due 03/10/27 440 431
HSBC Holdings PLC
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 204
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 212 214
5.210% due 08/11/28 (SOFR +
2.610%)(Ê) 558 567
Imperial Brands Finance PLC
6.125% due 07/27/27 (Þ) 452 466
3.875% due 07/26/29 (Þ) 341 334
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 269
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 499
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 230
JDE Peet's NV
1.375% due 01/15/27 (Þ) 722 696
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 309 307
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 259
MF1, Ltd.
Series 2021-FL7 Class A
5.218% due 10/16/36 (CME Term
SOFR 1 Month + 1.194%)(Ê)(Þ) 66 66
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 348 345
Nokia Oyj
4.375% due 06/12/27 674 673
NTT Finance Corp.
4.567% due 07/16/27 (Þ) 960 967
4.372% due 07/27/27 (Þ) 315 316
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 535
Open Text Corp.
6.900% due 12/01/27 (Þ) 630 656
Prosus NV
3.257% due 01/19/27 (Þ) 647 637

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
430 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PTTEP Treasury Center Co., Ltd.
2.587% due 06/10/27 (Þ) 680 662
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,775
Series GMTN
4.875% due 01/19/27 210 212
4.522% due 10/18/28 (SOFR +
0.860%)(Ê) 785 792
Sands China, Ltd.
Series WI
2.300% due 03/08/27 200 194
Santander UK Group Holdings PLC
3.823% due 11/03/28 (USD 3 Month
SOFR + 1.400%)(Ê) 367 363
Saudi Government International Bond
5.125% due 01/13/28 (Þ) 610 623
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 764 775
Societe Generale SA
5.519% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê)(Þ) 596 603
Standard Chartered PLC
2.608% due 01/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 801 785
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 333
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 259 261
Telefonica Emisiones SA
4.103% due 03/08/27 263 262
TELUS Corp.
2.800% due 02/16/27 698 685
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 138 136
Toronto-Dominion Bank (The)
4.109% due 10/13/28 705 705
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 485
Series MTN
4.693% due 09/15/27 755 764
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
SOFR + 3.208%)(Ê) 371 369
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 492
Trillium Credit Card Trust
Series 2025-1A Class B
4.405% due 09/26/30 (Þ) 175 175
UBS Group AG
4.864% due 01/10/28 (SOFR +
0.720%)(Ê) 815 822
7.500% due 02/15/28 750 809
UniCredit SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 272 292
Unilever Capital Corp.
3.500% due 03/22/28 650 645
Vale Overseas, Ltd.
3.750% due 07/08/30 238 230
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 348 337
Yamana Gold, Inc.
Series WI
4.625% due 12/15/27 318 319
Yara International ASA
4.750% due 06/01/28 (Þ) 593 597
Zais CLO, Ltd.
Series 2024-13A Class A1AR
5.205% due 07/15/32 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 58 58
54,538
Mortgage-Backed Securities - 15.7%
A&D Mortgage Trust
Series 2025-NQM4 Class A1
5.225% due 10/25/70 (~)(Ê)(Þ) 7 7
Angel Oak Mortgage Trust
Series 2025-10 Class A1
4.960% due 09/25/70 (~)(Ê)(Þ) 245 245
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 335
Bank Commercial Mortgage Pass-
Through Certificates
Series 2019-BN22 Class ASB
2.897% due 11/15/62 92 90
Series 2019-BN24 Class ASB
2.929% due 11/15/62 118 116
Series 2025-5YR17 Class A3
5.225% due 11/15/58 505 521
Barclays Commercial Mortgage Trust
Series 2020-C8 Class ASB
1.867% due 10/15/53 58 55
Series 2025-5C37 Class A3
5.015% due 09/15/58 495 506
Barclays Mortgage Loan Trust
Series 2024-NQM4 Class A1
4.794% due 12/26/64 (~)(Ê)(Þ) 1,842 1,832
Benchmark Mortgage Trust
Series 2019-B15 Class AAB
2.859% due 12/15/72 123 120
Series 2021-B27 Class XA
Interest Only STRIPS
1.233% due 07/15/54 (~)(Ê) 4,040 178
Series 2025-V17 Class A3
5.075% due 09/15/58 615 630
Series 2025-V18 Class A3
5.184% due 10/15/58 290 298
BMO Mortgage Trust
Series 2025-5C12 Class A3
5.180% due 10/15/58 585 602
BOCA Commercial Mortgage Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-BOCA Class A
5.953% due 08/15/41 (CME Term
SOFR 1 Month + 1.921%)(Ê)(Þ) 370 371
BRAVO Residential Funding Trust
Series 2025-CES2 Class A1
4.960% due 07/26/55 (~)(Ê)(Þ) 1,348 1,345
Series 2025-NQM9 Class A1
5.043% due 09/25/65 (~)(Ê)(Þ) 1,101 1,101
BX Commercial Mortgage Trust
Series 2021-VOLT Class C
5.247% due 09/15/36 (CME Term
SOFR 1 Month + 1.214%)(Ê)(Þ) 460 460
BX Trust
Series 2021-ARIA Class A
5.046% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 310 309
Series 2022-LBA6 Class A
5.032% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 250 250
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 840 833
Series 2019-GC41 Class AAB
2.720% due 08/10/56 116 113
COLT Mortgage Loan Trust
Series 2024-INV3 Class A1
5.443% due 09/25/69 (~)(Ê)(Þ) 574 576
Series 2025-10 Class A1
5.088% due 10/25/70 (~)(Ê)(Þ) 1,110 1,110
Connecticut Avenue Securities Trust
Series 2025-R03 Class 2M2
6.433% due 03/25/45 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 100 101
Credit Suisse Mortgage Trust
Series 2018-RPL9 Class A1
3.850% due 09/25/57 (~)(Ê)(Þ) 161 159
Cross Mortgage Trust
Series 2023-H2 Class A1A
7.135% due 11/25/68 (~)(Ê)(Þ) 184 187
CSAIL Commercial Mortgage Trust
Series 2020-C19 Class A1
1.296% due 03/15/53 17 17
DBC Mortgage Trust
Series 2025-DBC Class A
5.400% due 11/15/42 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 755 757
ELM Trust
Series 2024-ELM Class A15
5.801% due 06/10/39 (~)(Ê)(Þ) 450 453
Series 2024-ELM Class B15
5.995% due 06/10/39 (~)(Ê)(Þ) 100 102
Fannie Mae
2.280% due 2026 270 265
3.000% due 2033 315 306
2.000% due 2036 254 235
4.882% due 2053 (~)(Ê) 230 232
5.298% due 2055 (~)(Ê) 229 232
Fannie Mae Connecticut Avenue
Securities Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-R03 Class 1M2
5.833% due 12/25/41 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 185 186
Series 2023-R08 Class 1M2
6.683% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 450 462
Series 2024-R02 Class 1M2
5.983% due 02/25/44 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 230 231
Fannie Mae REMICS
Series 2007-73 Class A1
4.250% due 07/25/37 (SOFR 30 Day
Average + 0.174%)(Ê) 5 5
Series 2024-25 Class AD
5.000% due 03/25/44 848 850
Series 2024-90 Class B
5.000% due 07/25/51 374 375
Series 2024-103 Class FH
5.433% due 01/25/55 (SOFR 30 Day
Average + 1.250%)(Ê) 2,107 2,112
Series 2025-46
5.000% due 03/25/52 1,665 1,670
Series 2025-61 Class DA
4.500% due 09/25/51 1,327 1,319
Freddie Mac REMICS
Series 2020-5050 Class YA
1.000% due 01/15/46 114 107
Series 2024-5487 Class EA
5.000% due 12/25/51 2,078 2,085
Series 2024-5488 Class HA
5.000% due 01/25/52 890 892
Series 2025-5543 Class DC
5.000% due 11/25/52 2,427 2,444
Series 2025-5543 Class HE
5.000% due 02/25/52 2,214 2,216
Series 2025-5568 Class DA
5.000% due 03/25/51 684 685
Series 2025-5569 Class BA
5.000% due 07/25/52 1,442 1,444
Series 2025-5572 Class GB
4.500% due 09/25/37 1,464 1,459
Series 2025-5582 Class LA
4.500% due 08/25/52 1,529 1,519
Series 2025-5585 Class EC
4.500% due 09/25/54 1,845 1,839
Series 2025-5588 Class BA
4.500% due 11/25/52 1,629 1,616
Freddie Mac STACR REMIC Trust
Series 2021-DNA6 Class M2
5.683% due 10/25/41 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 318 319
Series 2022-DNA2 Class M1A
5.483% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 15 15
Series 2022-DNA2 Class M1B
6.583% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 300 305
FRESB Mortgage Trust
Series 2018-SB52 Class A10F

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
432 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.448% due 06/25/28 (~)(Ê) 143 141
Series 2018-SB53 Class A10F
3.610% due 06/25/28 (~)(Ê) 216 214
Series 2018-SB54 Class A10F
3.520% due 05/25/28 (~)(Ê) 18 18
GCAT Trust
Series 2025-NQM6 Class A1
4.935% due 10/25/70 (~)(Ê)(Þ) 875 872
Government National Mortgage
Association
Series 2015-52 Class EA
2.000% due 01/16/43 255 244
Series 2022-174 Class AG
3.000% due 07/20/44 317 306
GS Mortgage-Backed Securities Trust
Series 2025-NQM5
5.013% due 07/25/65 (~)(Ê)(Þ) 1,030 1,027
Series 2025-PJ4 Class A5
5.500% due 09/25/55 (~)(Ê)(Þ) 743 746
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 119 118
Series 2017-JP7 Class A3
3.379% due 09/15/50 57 56
JPMorgan Commercial Mortgage
Securities Trust
Series 2019-COR6 Class ASB
2.982% due 11/13/52 86 84
JPMorgan Mortgage Trust
Series 2024-CCM1 Class A4A
5.500% due 04/25/55 (~)(Ê)(Þ) 2,313 2,326
Series 2025-3 Class A1A
5.603% due 09/25/55 (~)(Ê)(Þ) 1,002 1,005
Series 2025-5MPR Class A1D
5.500% due 11/25/55 (~)(Ê)(Þ) 801 804
Series 2025-7MPR Class A1D
5.324% due 02/25/56 (~)(Ê)(Þ) 451 452
Series 2025-NQM4
4.954% due 03/25/66 (~)(Ê)(Þ) 490 489
MFRA TRUST
Series 2025-NQM4 Class A1
5.229% due 08/25/70 (~)(Ê)(Þ) 2,212 2,214
Mill City Mortgage Loan Trust
Series 2019-1 Class A1
3.250% due 10/25/69 (~)(Ê)(Þ) 114 111
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2025-C35 Class A1
4.609% due 08/15/58 147 147
NYC Commercial Mortgage Trust
Series 2025-3BP Class A
5.245% due 02/15/42 (CME Term
SOFR 1 Month + 1.213%)(Ê)(Þ) 730 725
OBX Trust
Series 2025-NQM19 Class A1
4.869% due 10/25/65 (~)(Ê)(Þ) 365 364
Series 2025-NQM20 Class A1
5.021% due 10/25/65 (~)(Ê)(Þ) 820 820
PMT Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-J3 Class A8
5.500% due 11/27/56 (~)(Ê)(Þ) 785 788
PRPM LLC
Series 2024-RCF1 Class A1
4.000% due 01/25/54 (~)(Ê)(Þ) 586 578
Series 2025-RCF1 Class A1
4.500% due 02/25/55 (~)(Ê)(Þ) 528 529
Series 2025-RCF5 Class A1
4.839% due 10/25/55 (~)(Ê)(Þ) 490 489
Rate Mortgage Trust
Series 2024-J1 Class J7
6.000% due 07/25/54 (~)(Ê)(Þ) 14 14
Series 2024-J4 Class A5
5.500% due 12/25/54 (~)(Ê)(Þ) 2,695 2,715
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 188 189
Series 2024-CES8 Class A1A
5.490% due 11/25/44 (~)(Ê)(Þ) 782 785
Series 2025-CES1 Class A1A
5.653% due 01/25/45 (~)(Ê)(Þ) 798 804
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 745 752
Series 2025-CES7 Class A1A
5.377% due 07/25/55 (~)(Ê)(Þ) 289 291
Series 2025-CES7 Class A1B
5.478% due 07/25/55 (~)(Ê)(Þ) 144 145
Series 2025-CES8 Class A1B
5.249% due 08/25/55 (~)(Ê)(Þ) 170 170
Sequoia Mortgage Trust
Series 2024-INV1 Class A6
5.500% due 10/25/54 (~)(Ê)(Þ) 1,882 1,887
Series 2025-4 Class A5
5.500% due 04/25/55 (~)(Ê)(Þ) 1,007 1,012
Towd Point Mortgage Trust
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 302 292
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 233 225
Series 2021-SJ2 Class A1A
2.250% due 12/25/61 (~)(Ê)(Þ) 154 150
Verus Securitization Trust
Series 2025-9 Class A1
4.935% due 10/27/70 (~)(Ê)(Þ) 555 554
Wells Fargo Commercial Mortgage
Trust
Series 2016-C35 Class A3
2.674% due 07/15/48 601 597
Series 2019-C52 Class ASB
2.833% due 08/15/52 68 66
Series 2020-C55 Class ASB
2.651% due 02/15/53 53 51
Series 2025-5C6 Class A3
5.186% due 10/15/58 560 576
66,146
Municipal Bonds - 0.4%
County of Miami-Dade Seaport
Department Revenue Bonds
1.522% due 10/01/27 (µ) 345 330

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New York State Dormitory Authority
Revenue Bonds
4.150% due 03/15/27 345 346
Pennsylvania Higher Educational
Facilities Authority Revenue Bonds
4.861% due 11/01/26 (µ) 605 611
Redevelopment Authority of the City of
Philadelphia Revenue Bonds
4.518% due 09/01/27 470 473
Taxable Municipal Funding Trust
Revenue Bonds
4.350% due 09/01/30 (~)(Ê)(Þ) 110 110
1,870
United States Government Agencies - 2.7%
Federal Farm Credit Bank Funding
Corp.
4.250% due 03/30/27 620 620
4.400% due 02/04/28 500 500
3.880% due 03/23/28 825 824
3.950% due 09/25/28 600 597
4.720% due 05/28/30 2,275 2,274
Federal Home Loan Bank
4.220% due 09/29/27 (SOFR +
0.180%)(Ê) 2,800 2,800
4.550% due 05/06/30 2,000 1,996
Federal Home Loan Bank Discount
Notes
4.041% due 01/02/26 (ž) 500 496
Federal Home Loan Mortgage Corp.
4.550% due 02/11/28 1,200 1,201
11,308
United States Government Treasuries - 9.7%
United States Treasury Floating Rate
Notes
4.011% due 01/31/26 (U.S. Treasury
3 Month Bill Money Market Yield +
0.245%)(Ê) 2,000 2,000
United States Treasury Notes
2.500% due 03/31/27 235 231
4.500% due 04/15/27 4,500 4,553
3.250% due 06/30/27 1,560 1,551
3.750% due 08/15/27 2,000 2,004
3.125% due 08/31/27 475 471
3.375% due 09/15/27 4,350 4,332
0.500% due 10/31/27 2,125 2,000
2.250% due 11/15/27 700 682
4.250% due 02/15/28 1,160 1,176
3.625% due 05/31/28 7,395 7,400
2.875% due 08/15/28 2,215 2,173
3.125% due 11/15/28 2,000 1,973
4.375% due 11/30/28 3,745 3,827
3.625% due 08/31/30 6,745 6,722
41,095
Total Long-Term Fixed
Income Investments
(cost $380,785) 384,025
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 8.9%
Cabot Trail Funding LLC
3.993% due 11/12/25 (ç)(Þ)(ž) 600 599
4.249% due 12/16/25 (ç)(Þ)(ž) 600 597
Caisse des Depots et Consignations
4.079% due 11/26/25 (ç)(Þ)(ž) 600 598
3.994% due 01/30/26 (Þ)(ž) 600 594
Credit Agricole Corp.
4.510% due 11/07/25 (ç) 300 300
Fairway Finance Corp.
4.163% due 12/10/25 (ç)(Þ)(ž) 580 577
Gotham Funding Corp.
4.042% due 01/16/26 (Þ)(ž) 600 595
Mont Blanc Capital Corp.
3.514% due 11/05/25 (ç)(Þ)(ž) 400 400
Nieuw Amsterdam Receivables Corp.
4.032% due 01/20/26 (Þ)(ž) 300 297
Sheffield Receivables Co. LLC
3.992% due 12/12/25 (ç)(Þ)(ž) 600 597
Skandinaviska Enskilda Banken AB
Series GLOB
4.019% due 05/06/26 (Þ)(ž) 500 490
4.015% due 06/15/26 (Þ)(ž) 280 273
Starbird Funding Corp.
3.474% due 11/05/25 (ç)(Þ)(ž) 700 700
Toronto-Dominion Bank (The)
4.110% due 01/07/26 (Þ)(ž) 500 496
4.088% due 02/10/26 (Þ)(ž) 370 366
TotalEnergies Capital SA
0.000% due 12/29/25 (ž) 375 373
Toyota Credit de Puerto Rico Corp.
4.114% due 04/07/26 (ž) 600 590
U.S. Cash Management Fund(@) 29,052,593(∞) 29,047
United States Treasury Bills
3.455% due 11/28/25 (ž) 30 30
Total Short-Term Investments
(cost $37,516) 37,519
Total Investments - 99.8%
(identified cost $418,301) 421,544
Other Assets and Liabilities,
Net - 0.2%
753
Net Assets - 100.0%
422,297

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
434 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
29.6%
A&D Mortgage Trust 09/25/25 7,478 100 .00 7
7
Adani Electricity Mumbai, Ltd. 05/14/25 555,000 88 .48 491
521
Aircastle, Ltd. 09/14/23 731,000 94 .15 688
706
Alaska Airlines Pass-Through Trust 11/17/23 392,198 97 .84 384
393
Alimentation Couche-Tard, Inc. 05/14/25 327,000 92 .30 302
309
AMSR Trust 06/07/24 2,649,522 92 .31 2,446
2,589
AMSR Trust 10/29/24 150,000 95 .88 144
148
Angel Oak Mortgage Trust 10/06/25 245,000 100 .00 245
245
Antero Resources Corp. 09/05/25 381,000 101 .06 385
384
Apidos CLO, Ltd. 06/24/24 27,110 100 .00 27
27
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102 .66 354
335
Ares CLO, Ltd. 07/30/25 1,025,000 100 .00 1,025
1,024
AutoNation Finance Trust 05/13/25 475,000 100 .24 476
478
Avis Budget Rental Car Funding AESOP LLC 05/24/23 890,000 100 .11 891
906
Avis Budget Rental Car Funding AESOP LLC 09/25/25 780,000 99 .27 774
776
BAE Systems PLC 03/19/24 850,000 99 .76 848
859
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 11/13/24 634,000 98 .58 625
635
Bangkok Bank PCL 05/14/25 579,000 99 .13 574
579
Barclays Mortgage Loan Trust 04/01/25 1,842,154 98 .92 1,822
1,832
Bardot CLO, Ltd. 10/07/25 790,270 100 .09 791
790
Battery Park CLO, Ltd. 10/31/24 100,000 100 .23 100
100
BCRED MML CLO LLC 11/10/21 200,000 100 .00 200
200
Bimbo Bakeries USA, Inc. 05/14/25 658,000 102 .96 677
690
BNP Paribas SA 05/14/25 850,000 92 .00 782
798
BOCA Commercial Mortgage Trust 08/07/24 370,000 100 .13 370
371
Booz Allen Hamilton, Inc. 05/14/25 370,000 95 .43 353
361
BRAVO Residential Funding Trust 09/04/25 1,348,101 100 .00 1,348
1,345
BRAVO Residential Funding Trust 09/29/25 1,101,456 100 .00 1,101
1,101
BX Commercial Mortgage Trust 12/13/24 460,193 99 .42 458
460
BX Trust 10/13/21 310,000 99 .81 309
309
BX Trust 11/12/24 250,000 99 .65 249
250
Cabot Trail Funding LLC 07/23/25 600,000 99 .46 597
597
Cabot Trail Funding LLC 07/23/25 600,000 99 .87 599
599
Caisse d'Amortissement de la Dette Sociale 10/27/25 500,000 99 .98 500
499
Caisse des Depots et Consignations 09/02/25 600,000 99 .71 598
598
Caisse des Depots et Consignations 10/24/25 600,000 99 .03 594
594
Carlyle US CLO, Ltd. 07/18/25 1,040,000 100 .00 1,040
1,040
Carnival Corp. 05/14/25 352,000 96 .81 341
346
CarVal CLO, Ltd. 08/14/24 180,000 100 .00 180
181
Cedar Funding CLO, Ltd. 07/23/21 144,877 100 .00 145
142
Cedar Funding CLO, Ltd. 02/13/25 375,000 100 .00 375
375
Celulosa Arauco y Constitucion SA 05/14/25 314,000 95 .35 299
307
Cencosud SA 08/14/23 796,000 98 .16 781
797
Coca-Cola Europacific Partners PLC 09/12/24 717,000 96 .75 694
695
COLT Mortgage Loan Trust 08/12/24 574,086 99 .99 574
576
COLT Mortgage Loan Trust 09/25/25 1,110,000 100 .00 1,110
1,110
Columbia Pipelines Holding Co. LLC 09/14/23 565,000 100 .35 567
588
Connecticut Avenue Securities Trust 09/30/25 100,000 101 .62 102
101
Continental Resources, Inc. 04/25/22 190,000 96 .95 184
186
Cooperatieve Rabobank UA 04/05/22 450,000 99 .60 448
447
Corebridge Global Funding 07/02/25 340,000 101 .27 344
345
CoreVest American Finance, Ltd. 06/23/25 502,297 100 .31 504
505
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 09/05/25 490,000 102 .95 504
503
Credit Acceptance Auto Loan Trust 03/18/25 700,000 100 .00 700
700

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 435
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Credit Agricole SA 01/22/24 521,000 94 .13 490
513
Credit Suisse Mortgage Trust 10/03/25 161,074 98 .63 159
159
Cross Mortgage Trust 01/08/25 184,313 101 .84 188
187
DBC Mortgage Trust 10/20/25 755,000 100 .02 755
757
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 08/13/24 1,663,000 99 .26 1,650
1,674
DLLAA LLC 01/14/25 420,000 100 .44 422
427
Dryden Senior Loan Fund 07/26/21 62,370 100 .00 62
62
ELM Trust 11/01/24 450,000 101 .04 455
453
ELM Trust 06/10/25 100,000 100 .52 101
102
Elmwood CLO, Ltd. 02/01/24 130,000 100 .00 130
130
Enel Finance International NV 04/29/24 584,000 95 .38 557
574
Enel Finance International NV 07/09/25 224,000 98 .83 221
222
Equitable America Global Funding 06/02/25 565,000 99 .97 565
571
ERAC USA Finance LLC 04/26/23 335,000 99 .80 334
339
Evergreen Credit Card Trust 01/08/25 320,000 100 .00 320
324
Fairway Finance Corp. 08/13/25 580,000 99 .54 577
577
Fannie Mae Connecticut Avenue Securities Trust 11/13/24 185,000 100 .66 186
186
Fannie Mae Connecticut Avenue Securities Trust 01/14/25 450,000 102 .57 462
462
Fannie Mae Connecticut Avenue Securities Trust 01/15/25 230,000 101 .09 233
231
Ferguson Finance PLC 05/14/25 298,000 99 .04 295
300
FirstKey Homes Trust 05/06/24 1,981,837 97 .73 1,937
1,975
Freddie Mac STACR REMIC Trust 02/07/22 14,664 100 .00 15
15
Freddie Mac STACR REMIC Trust 02/07/22 300,000 101 .93 306
305
Freddie Mac STACR REMIC Trust 12/27/24 317,998 100 .48 320
319
Fresenius Medical Care US Finance III, Inc. 08/13/24 710,000 95 .19 676
691
Gartner, Inc. 05/14/25 408,000 94 .71 386
392
GCAT Trust 10/16/25 875,000 100 .00 875
872
Georgia-Pacific LLC 05/28/25 695,000 99 .82 694
700
Golden Credit Card Trust 11/13/24 1,000,000 95 .56 956
977
Gotham Funding Corp. 09/30/25 600,000 99 .14 595
595
Gray Oak Pipeline LLC 10/16/25 819,000 98 .94 810
807
GS Mortgage-Backed Securities Trust 04/16/25 742,996 99 .70 741
746
GS Mortgage-Backed Securities Trust 10/28/25 1,030,000 100 .00 1,030
1,027
Hertz Vehicle Financing LLC 05/27/22 3,910,000 95 .49 3,713
3,814
Hertz Vehicle Financing LLC 12/26/23 975,000 102 .53 1,000
1,017
Hertz Vehicle Financing LLC 02/06/24 890,000 95 .02 846
865
Hertz Vehicle Financing LLC 03/05/25 845,000 99 .99 845
853
Hertz Vehicle Financing LLC 09/10/25 210,000 99 .37 209
209
Hilton Grand Vacations Trust 06/02/20 71,455 100 .00 71
70
Hilton Grand Vacations Trust 06/10/25 581,250 99 .97 581
585
HINNT LLC 03/19/24 114,427 99 .98 114
117
Home Partners of America Trust 02/13/24 908,964 86 .66 788
831
Home Partners of America Trust 01/30/25 888,375 96 .33 856
860
Home Partners of America Trust 02/06/25 311,836 96 .93 302
304
Hyundai Capital America 06/18/24 200,000 100 .05 200
203
Hyundai Capital America 06/17/25 690,000 99 .99 690
696
Hyundai Floorplan Master Owner Trust 10/28/25 885,000 99 .99 885
885
Imperial Brands Finance PLC 05/14/25 341,000 96 .08 328
334
Imperial Brands Finance PLC 08/04/25 452,000 102 .96 465
466
InRetail Consumer 02/14/24 513,000 93 .24 478
499
International Flavors & Fragrances, Inc. 08/04/25 847,000 95 .42 808
808
Inversiones CMPC SA 08/23/23 230,000 97 .78 225
230
Invitation Homes Trust 08/16/24 189,675 96 .18 182
186
ITC Holdings Corp. 05/14/25 770,000 100 .81 776
780
JDE Peet's NV 09/12/24 722,000 96 .42 696
696

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
436 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
JPMorgan Mortgage Trust 11/13/24 2,312,773 98 .65 2,282
2,326
JPMorgan Mortgage Trust 04/15/25 1,001,652 100 .00 1,002
1,005
JPMorgan Mortgage Trust 05/28/25 801,250 99 .23 795
804
JPMorgan Mortgage Trust 08/19/25 450,600 99 .69 449
452
JPMorgan Mortgage Trust 10/24/25 490,000 100 .00 490
489
LPL Holdings, Inc. 10/09/24 779,000 96 .07 748
762
Mars, Inc. 03/05/25 660,000 100 .00 660
668
Mars, Inc. 03/05/25 915,000 99 .94 914
921
MEGlobal BV 08/23/23 260,000 98 .58 256
259
Merchants Fleet Funding LLC 06/11/24 235,296 99 .99 235
237
Meritage Homes Corp. 05/14/25 425,000 95 .19 405
415
MF1, Ltd. 09/10/21 65,794 100 .00 66
66
MFRA TRUST 09/26/25 2,212,080 100 .00 2,212
2,214
Midwest Connector Capital Co. LLC 05/14/25 344,000 98 .14 338
345
Mill City Mortgage Loan Trust 01/29/25 113,693 96 .75 110
111
MISC Capital Two Labuan, Ltd. 07/09/25 348,000 98 .79 344
345
Monongahela Power Co. 12/12/23 1,826,000 98 .54 1,798
1,811
Mont Blanc Capital Corp. 07/08/25 400,000 99 .95 400
400
MSCI, Inc. 05/14/25 276,000 95 .58 264
269
Mutual of Omaha Cos. Global Funding 06/04/25 690,000 100 .00 690
696
MVW LLC 11/19/24 61,712 94 .21 58
59
Navient Private Education Refi Loan Trust 01/27/23 234,348 97 .30 228
229
Navient Private Education Refi Loan Trust 11/22/24 337,601 89 .65 303
309
Navient Private Education Refi Loan Trust 03/24/25 33,342 91 .66 31
31
Navient Private Education Refi Loan Trust 03/26/25 193,286 88 .53 171
174
Nelnet Student Loan Trust 07/01/25 304,458 93 .59 285
283
Nestle Holdings, Inc. 02/29/24 1,500,000 100 .11 1,502
1,506
News Corp. 05/14/25 357,000 94 .44 337
344
NextGear Floorplan Master Owner Trust 11/22/24 856,000 99 .17 849
860
NGPL PipeCo LLC 04/26/23 536,000 98 .97 531
537
Nieuw Amsterdam Receivables Corp. 08/13/25 300,000 99 .07 297
297
Nissan Master Owner Trust Receivables 11/04/24 235,000 100 .68 237
238
NRG Energy, Inc. 12/05/24 576,000 97 .39 561
572
NTT Finance Corp. 07/09/25 960,000 100 .00 960
967
NTT Finance Corp. 07/09/25 315,000 99 .80 314
316
NYC Commercial Mortgage Trust 02/05/25 730,000 99 .76 728
725
OBX Trust 10/17/25 365,000 100 .00 365
364
OBX Trust 10/30/25 820,000 100 .00 820
820
Open Text Corp. 08/13/24 630,000 103 .02 649
656
PMT Loan Trust 10/03/25 785,000 100 .24 787
788
Progress Residential Trust 02/29/24 174,824 92 .24 161
172
Progress Residential Trust 11/21/24 529,777 96 .88 513
518
Progress Residential Trust 07/28/25 525,000 97 .46 512
520
Prosus NV 02/15/23 647,000 96 .65 625
637
PRPM LLC 01/07/25 585,992 97 .36 571
578
PRPM LLC 02/03/25 527,685 97 .91 517
529
PRPM LLC 10/14/25 490,000 100 .00 490
489
PTTEP Treasury Center Co., Ltd. 02/10/25 680,000 96 .40 656
662
Rate Mortgage Trust 06/28/24 14,000 99 .47 14
14
Rate Mortgage Trust 11/14/24 2,695,337 98 .88 2,665
2,715
RCKT Mortgage Trust 11/12/24 781,530 99 .41 777
785
RCKT Mortgage Trust 11/19/24 188,247 100 .67 190
189
RCKT Mortgage Trust 12/03/24 164,208 100 .45 165
165
RCKT Mortgage Trust 01/17/25 797,564 99 .99 797
804
RCKT Mortgage Trust 02/26/25 745,161 99 .99 745
752

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 437
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
RCKT Mortgage Trust 07/17/25 288,594 100 .00 289
291
RCKT Mortgage Trust 07/17/25 144,297 100 .00 144
145
RCKT Mortgage Trust 08/14/25 170,355 100 .00 170
170
RCKT Mortgage Trust 10/17/25 675,000 100 .00 675
673
Saudi Government International Bond 01/06/25 610,000 99 .89 609
623
Sealed Air Corp. 09/15/21 345,000 100 .00 345
336
Sequoia Mortgage Trust 11/15/24 1,881,909 99 .21 1,867
1,887
Sequoia Mortgage Trust 04/16/25 1,006,893 99 .73 1,004
1,012
Sheffield Receivables Co. LLC 10/14/25 600,000 99 .54 597
597
Sierra Timeshare Receivables Funding LLC 07/14/25 297,746 100 .00 298
298
Sierra Timeshare Receivables Funding LLC 10/06/25 605,000 99 .99 605
603
SK Hynix, Inc. 06/20/25 764,000 100 .91 771
775
Skandinaviska Enskilda Banken AB 08/08/25 500,000 97 .90 490
490
Skandinaviska Enskilda Banken AB 09/16/25 280,000 97 .59 273
273
SMB Private Education Loan Trust 05/12/23 192,018 100 .00 192
197
SMB Private Education Loan Trust 03/07/24 186,128 99 .97 186
189
SMB Private Education Loan Trust 06/17/25 51,112 93 .21 48
48
Societe Generale SA 06/20/25 596,000 100 .69 600
603
Standard Chartered PLC 05/14/25 801,000 96 .83 776
785
STAR Trust 07/06/23 1,623,478 99 .79 1,620
1,626
STAR Trust 09/18/24 2,205,122 100 .01 2,205
2,215
Starbird Funding Corp. 07/01/25 700,000 99 .95 700
700
Stellantis Financial Underwritten Enhanced Lease Trust 08/12/25 235,000 99 .99 235
236
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 110,000 100 .00 110
110
Tennessee Gas Pipeline Co. LLC 05/14/25 427,000 91 .41 390
401
Tesla Sustainable Energy Trust 11/01/24 508,693 100 .00 509
510
Toronto-Dominion Bank (The) 08/08/25 370,000 98 .82 366
366
Toronto-Dominion Bank (The) 10/06/25 500,000 99 .25 496
496
Towd Point Mortgage Trust 11/18/21 232,568 100 .89 235
225
Towd Point Mortgage Trust 12/15/21 154,484 96 .29 149
150
Towd Point Mortgage Trust 11/19/24 302,156 95 .36 288
292
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 98 .47 477
492
Tricon American Homes Trust 01/12/24 1,758,631 89 .58 1,575
1,667
Trillium Credit Card Trust 10/06/25 175,000 100 .00 175
175
UniCredit SpA 05/14/25 272,000 104 .01 283
292
USB Auto Owner Trust 06/10/25 205,000 100 .00 205
208
USB Auto Owner Trust 06/10/25 65,000 99 .97 65
66
USB Auto Owner Trust 06/10/25 185,000 99 .98 185
187
Vertiv Group Corp. 10/16/25 595,000 98 .25 585
586
Verus Securitization Trust 10/03/25 555,000 100 .00 555
554
VICI Properties, LP / VICI Note Co., Inc. 05/14/25 284,000 95 .68 272
278
Videotron, Ltd. 12/05/24 348,000 95 .15 331
337
Vistra Operations Co. LLC 09/14/23 684,000 98 .08 671
678
Vistra Operations Co. LLC 11/19/24 365,000 99 .97 365
368
Western Funding Auto Loan Trust 07/18/25 305,000 99 .98 305
297
Western Funding Auto Loan Trust 07/18/25 690,000 99 .98 690
684
Westlake Automobile Receivables Trust 05/20/25 185,000 99 .98 185
188
Westlake Automobile Receivables Trust 05/20/25 200,000 99 .99 200
201
Wheels Fleet Lease Funding 1 LLC 10/28/25 1,000,000 99 .99 1,000
998
WMG Acquisition Corp. 05/14/25 376,000 93 .20 350
359
Yara International ASA 08/14/23 593,000 96 .87 574
597
Zais CLO, Ltd. 08/07/24 58,222 100 .00 58 58
125,129
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
438 Short Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 91 AUD 10,339 12/25
6
Long Gilt Futures 44 GBP 4,119 12/25
183
United States 2 Year Treasury Note Futures 330 USD 68,720 12/25
(52)
United States 5 Year Treasury Note Futures 93 USD 10,157 12/25
1
United States Treasury Ultra Bond Futures 2 USD 242 12/25 12
Short Positions
Euro-Bund Futures 45 EUR 5,823 12/25
(69)
Japanese 10 Year Government Bond Futures 9 JPY 1,224,360 12/25
53
United States 2 Year Treasury Note Futures 18 USD 3,748 12/25 3
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 137
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 3,827 CAD 5,334 11/10/25 (22)
HSBC USD 53 CAD 74 11/10/25 —
HSBC USD 1,244 EUR 1,075 11/10/25 (4)
HSBC USD 11 NOK 107 11/10/25 —
HSBC CHF 14 USD 17 11/10/25 —
HSBC CHF 4,461 USD 5,622 11/10/25 76
HSBC GBP 25 USD 33 11/10/25 —
HSBC JPY 176,843 USD 1,148 11/10/25 —
HSBC SEK 10 USD 1 11/10/25 —
JPMorgan Chase USD 5,499 EUR 4,674 11/10/25 (110)
State Street USD 1,755 NOK 17,472 11/10/25 (31)
State Street SEK 16,495 USD 1,763 11/10/25 26
Westpac USD 474 JPY 69,496 11/10/25 (23)
Westpac GBP 1,392 USD 1,868 11/10/25 39
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (49)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Goldman Sachs USD 4,585 5.000%
(2)
12/20/30 350 9 359
Total Open Credit Indices - Sell Protection Contracts (å) 350 9 359
Total Open Credit Default Swap Contracts (å) 350 9 359

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 439
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 57,614 $ —
$ —
$ 57,614
Corporate Bonds and Notes — 151,454 —
—
151,454
International Debt — 54,538 —
—
54,538
Mortgage-Backed Securities — 66,146 —
—
66,146
Municipal Bonds — 1,870 —
—
1,870
United States Government Agencies — 11,308 —
—
11,308
United States Government Treasuries — 41,095 —
—
41,095
Short-Term Investments — 8,472 — 29,047 37,519
Total Investments
— 392,497 — 29,047 421,544
Other Financial Instruments
Assets
Futures Contracts 258 — — — 258
Foreign Currency Exchange Contracts — 141 — — 141
Credit Default Swap Contracts — 359 — — 359
Liabilities
Futures Contracts (121) — — — (121)
Foreign Currency Exchange Contracts — (190) — — (190)
Total Other Financial Instruments
*
$ 137 $ 310 $ — $ — $ 447
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Brazil ..................................................................................................
1,088 0 .2
Canada ................................................................................................
18,045 4 .3
Cayman Islands ..................................................................................
4,196 1 .0
Chile ...................................................................................................
1,333 0 .3
China ..................................................................................................
637 0 .1
Colombia ............................................................................................
492 0 .1
Finland ...............................................................................................
673 0 .2
France .................................................................................................
4,277 1 .0

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
440 Short Duration Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Germany .............................................................................................
1,199 0 .3
India ...................................................................................................
521 0 .1
Ireland ................................................................................................
2,420 0 .6
Israel ...................................................................................................
136 — **
Italy ....................................................................................................
1,088 0 .2
Japan ..................................................................................................
2,047 0 .5
Kuwait ................................................................................................
259 0 .1
Luxembourg .......................................................................................
677 0 .2
Macao .................................................................................................
194 — **
Malaysia .............................................................................................
345 0 .1
Mexico ...............................................................................................
1,589 0 .4
Netherlands ........................................................................................
1,710 0 .4
Norway ...............................................................................................
470 0 .1
Peru ....................................................................................................
499 0 .1
Saudi Arabia .......................................................................................
623 0 .1
South Korea .......................................................................................
775 0 .2
Spain ..................................................................................................
1,302 0 .3
Sweden ...............................................................................................
763 0 .2
Switzerland ........................................................................................
1,630 0 .4
Thailand .............................................................................................
1,240 0 .3
United Kingdom .................................................................................
8,695 2 .1
United States ......................................................................................
362,621 85 .9
Total Investments ............................................................................... 421,544 99 .8
**
Less than .05% of net assets.

Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 441
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 141 $ —
Variation margin on futures contracts* — — 258
Credit default swap contracts, at fair value 359 — —
Total
$ 359 $ 141 $ 258
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ — $ 121
Unrealized depreciation on foreign currency exchange contracts — 190 —
Total
$ — $ 190 $ 121
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (787)
Credit default swap contracts 470 — —
Foreign currency exchange contracts — 38 —
Total
$ 470 $ 38 $ (787)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 1 ,359
Credit default swap contracts 9 — —
Foreign currency exchange contracts — 156 —
Total
$ 9 $ 156 $ 1,359
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
442 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 141 $ — $ 141
Credit Default Swap Contracts Credit default swap contracts, at fair value 359 — 359
Total Financial and Derivative Assets
500 — 500
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 500 $ — $ 500
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Goldman Sachs
$ 359 $ — $ — $ 359
HSBC
76 5 — 71
State Street
26 26 — —
Westpac
39 23 — 16
Total
$ 500 $ 54 $ — $ 446

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 443
Amounts in thousands
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 190 $ — $ 190
Total Financial and Derivative Liabilities
190 — 190
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 190 $ — $ 190
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 22 $ — $ — $ 22
HSBC 5 5 — —
JPMorgan Chase 1 09 — — 1 09
State Street 31 26 — 5
Westpac 23 23 — —
Total
$ 19 0 $ 54 $ — $ 13 6

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
444 Short Duration Bond Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 418,301
Investments, at fair value(>) ........................................................................................................................................................
421,544
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 141
Receivables:
Dividends and interest ...................................................................................................................................................... 2,972
Dividends from affiliated funds ....................................................................................................................................... 105
Fund shares sold ............................................................................................................................................................... 373
From broker(a)(b) ............................................................................................................................................................ 793
Variation margin on futures contracts .............................................................................................................................. 140
Credit default swap contracts, at fair value(+) ............................................................................................................................. 359
Total assets ...............................................................................................................................................................
426,427
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 89
Investments purchased ..................................................................................................................................................... 3,082
Fund shares redeemed ...................................................................................................................................................... 466
Accrued fees to affiliates .................................................................................................................................................. 145
Other accrued expenses .................................................................................................................................................... 156
Variation margin on futures contracts .............................................................................................................................. 2
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 190
Total liabilities ...........................................................................................................................................................
4,130
Net Assets ...............................................................................................................................................................
$ 422,297

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 445
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (5,367)
Shares of beneficial interest .........................................................................................................................................................
221
Additional paid-in capital ............................................................................................................................................................
427,443
Net Assets ...............................................................................................................................................................
$ 422,297
(>)   Investments in affiliates, U.S. Cash Management Fund $ 29,047
(a)     Receivable from Broker for Futures $ 784
(b)     Receivable from Broker for Swaps $ 9
(+)     Credit default swap contracts - premiums paid (received) $ 350
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 19.02
Maximum offering price per share (Net as set value plus sales charge of 2.50%): Class A ..................................................... $ 19. 51
Class A — Net assets ........................................................................................................................................................... $ 8,589,392
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 451,643
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.63
Class C — Net assets ........................................................................................................................................................... $ 6,812,689
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 365,600
Net asset value per share: Class M (#) ......................................................................................................................................... $ 19.08
Class M — Net assets .......................................................................................................................................................... $ 39,329,355
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,060,908
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 19.11
Class R6 — Net assets ......................................................................................................................................................... $ 1,110,542
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 58,099
Net asset value per share: Class S (#) .......................................................................................................................................... $ 19.07
Class S — Net assets ............................................................................................................................................................ $ 170,792,099
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,956,893
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 19.09
Class Y — Net assets ........................................................................................................................................................... $ 195,662,731
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,250,438
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
446 Short Duration Bond Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 19,082
Dividends from affiliated funds ....................................................................................................................................... 992
Total investment income ..............................................................................................................................................................
20,074
Expenses
Advisory fees ................................................................................................................................................................... 1,498
Administrative fees .......................................................................................................................................................... 204
Custodian fees .................................................................................................................................................................. 61
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 45
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 12
Transfer agent fees - Class M .......................................................................................................................................... 81
Transfer agent fees - Class S ............................................................................................................................................ 345
Transfer agent fees - Class Y ........................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 152
Registration fees ............................................................................................................................................................... 88
Shareholder servicing fees - Class C ............................................................................................................................... 15
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ..................................................................................................................................................................... 75
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 2,685
Expense reductions .......................................................................................................................................................... (543)
Net expenses ................................................................................................................................................................................
2,142
Net investment income (loss) .......................................................................................................................................................
17,932
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,545
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (787)
Foreign currency exchange contracts ............................................................................................................................... 38
Credit default swap contracts ........................................................................................................................................... 470
Net realized gain (loss) ................................................................................................................................................................
1,260
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,955
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,359
Foreign currency exchange contracts ............................................................................................................................... 156
Credit default swap contracts ........................................................................................................................................... 9
Foreign currency-related transactions .............................................................................................................................. 5
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,486
Net realized and unrealized gain (loss) ........................................................................................................................................ 5,746
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 23,678

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 447
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 17,932 $ 16,561
Net realized gain (loss) ................................................................................................................ 1,260 (474)
Net change in unrealized appreciation (depreciation) ................................................................. 4,486 11,994
Net increase (decrease) in net assets from operations ....................................................................... 23,678 28,081
Distributions
To shareholders
Class A ..................................................................................................................................... (341) (317)
Class C ..................................................................................................................................... (192) (219)
Class M .................................................................................................................................... (1,676) (1,769)
Class R6 ................................................................................................................................... (36) (23)
Class S ...................................................................................................................................... (7,107) (7,072)
Class Y ..................................................................................................................................... (8,394) (6,230)
Net decrease in net assets from distributions ..................................................................................... (17,746) (15,630)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (42,330) (16,441)
Total Net Increase (Decrease) in Net Assets ...................................................................
(36,398) (3,990)
Net Assets
Beginning of period ........................................................................................................................... 458,695 462,685
End of period ......................................................................................................................................
$ 422,297 $ 458,695

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
448 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 34 $ 634 50 $ 944
Proceeds from reinvestment of distributions 17 332 17 309
Payments for shares redeemed (71) (1,339) (108) (1,999)
Net increase (decrease)
(20) (373) (41) (746)
Class C
Proceeds from shares sold 134 2,481 23 429
Proceeds from reinvestment of distributions 10 192 12 218
Payments for shares redeemed (120) (2,222) (185) (3,374)
Net increase (decrease)
24 451 (150) (2,727)
Class M
Proceeds from shares sold 955 17,993 428 7,981
Proceeds from reinvestment of distributions 89 1,676 95 1,769
Payments for shares redeemed (1,309) (24,681) (1,029) (19,092)
Net increase (decrease)
(265) (5,012) (506) (9,342)
Class R6
Proceeds from shares sold 48 912 18 338
Proceeds from reinvestment of distributions 2 36 1 23
Payments for shares redeemed (25) (472) (15) (286)
Net increase (decrease)
25 476 4 75
Class S
Proceeds from shares sold 2,104 39,709 4,866 91,270
Proceeds from reinvestment of distributions 377 7,099 380 7,057
Payments for shares redeemed (2,889) (54,505) (9,736) (180,463)
Net increase (decrease)
(408) (7,697) (4,490) (82,136)
Class Y
Proceeds from shares sold 205 3,874 4,057 76,352
Proceeds from reinvestment of distributions 445 8,394 334 6,230
Payments for shares redeemed (2,255) (42,443) (222) (4,147)
Net increase (decrease)
(1,605) (30,175) 4,169 78,435
Total increase (decrease)
(2,249) $ (42,330) (1,014) $ (16,441)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 449
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.75 18.17 18.00 19.56 19.74
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.74 .71 .48 .18 .15
$ Net Realized and Unrealized Gain (Loss) .26 .54 .09 (1.48) (.15)
$ Total from Investment Operations 1.00 1.25 .57 (1.30) —
(Ɵ)
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.73) (.67) (.40) (.06) (.18)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.03) —
$ Total Distributions (.73) (.67) (.40) (.26) (.18)
$ Net Asset Value, End of Period 19.02 18.75 18.17 18.00 19.56
% Total Return
(±)
5.44 6.98 3.17 (6.72) .01
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 8,589 8,839 9,304 9,274 13,720
Ratio to average net assets:
– – – – –
% Expenses, Gross .95 1.01 1.08 1.07 1.06
% Expenses, Net
(Ƃ)
.77 .81 .81 .81 .80
% Net Investment Income
(Ƃ)
3.92 3.83 2.64 .97 .75
% Portfolio Turnover Rate 11 3 122 82 55 109
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.39 17.83 17.68 19.31 19.55
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.58 .56 .34 .04 ( — )
(Ɵ)
$ Net Realized and Unrealized Gain (Loss) .25 .53 .09 (1.46) (.14)
$ Total from Investment Operations .83 1.09 .43 (1.42) (.14)
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.59) (.53) (.28) (.02) (.10)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.02) —
$ Total Distributions (.59) (.53) (.28) (.21) (.10)
$ Net Asset Value, End of Period 18.63 18.39 17.83 17.68 19.31
% Total Return 4.61 6.20 2.42 (7.45) (.74)
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 6,813 6,285 8,766 12,863 19,621
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.70 1.76 1.83 1.82 1.81
% Expenses, Net
(Ƃ)
1.52 1.56 1.56 1.56 1.55
% Net Investment Income
(Ƃ)
3.17 3.06 1.86 .21 (.01)
% Portfolio Turnover Rate 11 3 122 82 55 109

See accompanying notes which are an integral part of the financial statements.
450 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.82 18.23 18.04 19.59 19.77
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.80 .77 .55 .26 .20
$ Net Realized and Unrealized Gain (Loss) .24 .54 .09 (1.52) (.14)
$ Total from Investment Operations 1.04 1.31 .64 (1.26) .06
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.78) (.72) (.45) (.08) (.24)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.04) —
$ Total Distributions (.78) (.72) (.45) (.29) (.24)
$ Net Asset Value, End of Period 19.08 18.82 18.23 18.04 19.59
% Total Return 5.68 7.33 3.55 (6.50) .31
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 39,329 43,771 51,631 34,488 18,909
Ratio to average net assets:
– – – – –
% Expenses, Gross .70 .76 .82 .82 .81
% Expenses, Net
(Ƃ)
.47 .51 .51 .51 .50
% Net Investment Income
(Ƃ)
4.22 4.12 3.03 1.42 1.01
% Portfolio Turnover Rate 11 3 122 82 55 109
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.84 18.25 18.07 19.61 19.80
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.80 .77 .55 .25 .20
$ Net Realized and Unrealized Gain (Loss) .25 .54 .08 (1.50) (.15)
$ Total from Investment Operations 1.05 1.31 .63 (1.25) .05
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.78) (.72) (.45) (.08) (.24)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.04) —
$ Total Distributions (.78) (.72) (.45) (.29) (.24)
$ Net Asset Value, End of Period 19.11 18.84 18.25 18.07 19.61
% Total Return 5.73 7.32 3.49 (6.44) .26
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,111 622 530 210 177
Ratio to average net assets:
– – – – –
% Expenses, Gross .55 .61 .68 .67 .66
% Expenses, Net
(Ƃ)
.47 .51 .51 .51 .50
% Net Investment Income
(Ƃ)
4.24 4.13 2.98 1.33 1.03
% Portfolio Turnover Rate 11 3 122 82 55 109

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 451
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.80 18.21 18.03 19.58 19.76
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.79 .76 .53 .24 .19
$ Net Realized and Unrealized Gain (Loss) .25 .54 .09 (1.50) (.14)
$ Total from Investment Operations 1.04 1.30 .62 (1.26) .05
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.77) (.71) (.44) (.08) (.23)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.04) —
$ Total Distributions (.77) (.71) (.44) (.29) (.23)
$ Net Asset Value, End of Period 19.07 18.80 18.21 18.03 19.58
% Total Return 5.69 7.28 3.45 (6.53) .26
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 170,792 176,077 252,345 235,416 221,213
Ratio to average net assets:
– – – – –
% Expenses, Gross .70 .76 .83 .82 .81
% Expenses, Net
(Ƃ)
.52 .56 .56 .56 .55
% Net Investment Income
(Ƃ)
4.17 4.07 2.92 1.31 .99
% Portfolio Turnover Rate 11 3 122 82 55 109
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 18.82 18.23 18.05 19.59 19.77
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.80 .78 .55 .25 .21
$ Net Realized and Unrealized Gain (Loss) .26 .54 .08 (1.49) (.14)
$ Total from Investment Operations 1.06 1.32 .63 (1.24) .07
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.79) (.73) (.45) (.09) (.25)
$ Distributions from Net Realized Gain — — — (.17) —
$ Return of Capital — — — (.04) —
$ Total Distributions (.79) (.73) (.45) (.30) (.25)
$ Net Asset Value, End of Period 19.09 18.82 18.23 18.05 19.59
% Total Return 5.76 7.35 3.52 (6.43) .33
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 195,663 223,101 140,109 114,263 129,318
Ratio to average net assets:
– – – – –
% Expenses, Gross .50 .56 .63 .62 .61
% Expenses, Net
(Ƃ)
.44 .48 .49 .48 .47
% Net Investment Income
(Ƃ)
4.24 4.17 3.01 1.33 1.06
% Portfolio Turnover Rate 113 122 82 55 109

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
452 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 104,736
Administrative fees 17,020
Distribution fees 6,008
Shareholder servicing fees 1,392
Transfer agent fees 14,410
Trustees' fees 1,584
$ 145,150
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 24,217 $ 370,323 $ 365,489 $ (6) $ 2 $ 29,047 $ 992 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 418,760,306 $ 3,814,112 $ (627,601) $ 3,186,511
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 3,958,351 $ (12,515,830) $ 3,190,061 $ — $ (5,367,418)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 17,745,501 $ — $ — $ 15,62 9, 500 $ — $ —

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 453
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
454 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 90.5%
Alabama - 2.6%
Alabama State University Revenue Bonds 200 5.750 09/01/50 218
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.625 06/01/55 1,002
Baldwin County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,250 5.000 06/01/55 1,283
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,000
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,646
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 545
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,550 5.250 05/01/55 1,695
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,162
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/45 6,306
County of Jefferson Sewer Revenue Bonds 4,205 5.250 10/01/49 4,371
County of Jefferson Sewer Revenue Bonds 3,615 5.500 10/01/53 3,800
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 251
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,371
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 1,948
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 96
Hoover Industrial Development Board Revenue Bonds 1,905 5.750 10/01/49 1,927
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 869
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,089
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 857
MidCity Improvement District Special Assessment (Þ) 100 6.500 11/01/44 96
MidCity Improvement District Special Assessment 250 4.750 11/01/49 220
Mobile County Industrial Development Authority Revenue Bonds 1,250 5.000 06/01/54 1,220
Mobile County Industrial Development Authority Revenue Bonds 3,225 4.750 12/01/54 3,009
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 820
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 690 4.000 11/01/49 419
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 5,103
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,735 5.250 03/01/55 1,898
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 1,130 5.000 05/01/55 1,219
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 2,550 5.000 01/01/56 2,678
Sumter County Industrial Development Authority Revenue Bonds (Š) 1,100 6.000 07/15/52 —
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 9,685 5.250 05/01/44 9,726
60,844
Alaska - 0.1%
Alaska Industrial Development and Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,757
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 202
1,959
Arizona - 1.4%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 4,795 2.870 01/01/37 4,710
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,209
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,290 6.000 07/01/37 1,326
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 362
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 66
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 101
Arizona Industrial Development Authority Revenue Bonds (Þ) 675 7.125 05/01/44 732
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 796
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 167

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 466
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 86
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 51
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,665
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 23
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,804
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 164
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 96
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 656
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,050 7.625 05/01/54 1,158
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 263
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,300
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 96
Arizona Industrial Development Authority Revenue Bonds 2,014 5.125 01/01/59 1,809
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,190
City of Phoenix Industrial Development Authority (The) Revenue Bonds 600 5.000 07/01/35 600
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/44 1,005
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,650 5.000 07/01/46 1,637
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 20
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 98
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 665
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,153
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 25 5.500 05/01/40 25
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 50 5.750 05/01/50 47
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 538
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 269
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 105
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 420
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 96
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê)(Þ) 225 3.500 07/01/44 178
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 288
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 175 4.000 10/15/47 149
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 79
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 88
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 6.250 07/01/53 225
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 325 6.375 10/01/54 320
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 78
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 201
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 256
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 100 6.750 06/01/45 103
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 125 5.000 06/15/59 114
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 600 7.000 06/01/65 618
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 72
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 88
31,968

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
456 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 810 5.000 02/01/34 853
Arkansas Development Finance Authority Revenue Bonds 800 5.000 02/01/36 836
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 245
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 127
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 616
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,372
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,625 4.750 09/01/49 1,574
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,308
Arkansas Development Finance Authority Revenue Bonds 230 5.700 05/01/53 232
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,745
12,908
California - 6.4%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 101
Alameda Corridor Transportation Authority Revenue Bonds 150 1.000 10/01/47 91
Alameda Corridor Transportation Authority Revenue Bonds 150 1.000 10/01/48 87
Alameda Corridor Transportation Authority Revenue Bonds 800 1.000 10/01/49 478
Alameda Corridor Transportation Authority Revenue Bonds 125 1.000 10/01/50 74
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 1.000 10/01/51 163
Alhambra Unified School District General Obligation Unlimited (µ) 1,150
Zero
coupon 08/01/37 775
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 492
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 180 2.900 02/01/52 172
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,185
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 02/01/55 1,082
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 382
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 157
California Community Housing Agency Revenue Bonds (Þ) 3,095 4.000 02/01/56 2,401
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 118
California County Tobacco Securitization Agency Revenue Bonds 14,520
Zero
coupon 06/01/55 2,256
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 814
California Enterprise Development Authority Revenue Bonds (Þ) 250 5.000 06/01/64 225
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,018
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,837
California Health Facilities Financing Authority Revenue Bonds 530 4.000 04/01/49 481
California Health Facilities Financing Authority Revenue Bonds (ae) 20 4.000 04/01/49 22
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 210
California Infrastructure and Economic Development Bank Revenue Bonds (Þ) 730 4.125 01/01/35 700
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)
(Ê)(Þ) 4,900 9.500 01/01/65 3,902
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 661
California Municipal Finance Authority Revenue Bonds 1,325 4.000 07/15/29 1,334
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 104
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 232
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 257
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,505
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,084
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,000
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,624
California Municipal Finance Authority Revenue Bonds (Þ) 775 5.375 11/01/45 781
California Municipal Finance Authority Revenue Bonds (~)(Ê)(Þ) 250 3.536 06/20/49 158
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,722
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 53
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,667
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 756
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 84
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 230
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 60
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 83
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.375 01/01/55 268
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 42
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.500 01/01/60 124
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 246
California Municipal Finance Authority Special Tax 200 5.500 09/01/48 210
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 250
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 568
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 265
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 531
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,604
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 617
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,006
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 452
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 998
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 52
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 481
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 933
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 127
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 363
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 48
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 999
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 230
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 238
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 170
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 783
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 239
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 539
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 145
California School Finance Authority Revenue Bonds (Þ) 280 4.000 06/01/61 132
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 85
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 282
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 250
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 183
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 396
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 513
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 242
California School Finance Authority Revenue Bonds (Þ) 375 5.000 06/01/64 343

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
458 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 202
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 514
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 202
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 400
California Statewide Communities Development Authority Revenue Bonds 1,450 5.250 12/01/44 1,450
California Statewide Communities Development Authority Revenue Bonds (Þ) 5,800 5.000 12/01/46 5,749
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,228
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 276
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 93
California Statewide Communities Development Authority Revenue Bonds (Þ) 475 5.250 07/01/52 460
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,445
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,500 5.250 12/01/56 1,485
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,003
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 75
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 47
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 398
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 257
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 508
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,824
California Statewide Financing Authority Revenue Bonds 3,325
Zero
coupon 06/01/46 531
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City and County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 65
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 85
City and County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 287
City of Dublin Special Tax 100 5.375 09/01/51 103
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 50
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,531
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,505
City of Oroville Revenue Bonds 100 5.250 04/01/34 81
City of Oroville Revenue Bonds 185 5.250 04/01/39 146
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,170
City of Oroville Revenue Bonds 600 5.250 04/01/54 474
City of Roseville Special Tax 25 4.000 09/01/40 24
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,369
City of Roseville Special Tax 150 5.250 09/01/53 151
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 186
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 233
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500
Zero
coupon 08/01/43 1,124
County of El Dorado Special Tax 80 5.000 09/01/49 78
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 735
County of San Diego Special Tax 40 3.000 09/01/50 27
CSCDA Community Improvement Authority Revenue Bonds (Þ) 910 3.600 05/01/47 727
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 978
CSCDA Community Improvement Authority Revenue Bonds (Þ) 925 3.000 12/01/56 678

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 682
CSCDA Community Improvement Authority Revenue Bonds (Þ) 600 3.250 04/01/57 429
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 151
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,219
Foothill-Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,903
Golden State Tobacco Securitization Corp. Revenue Bonds 870 3.850 06/01/50 816
Golden State Tobacco Securitization Corp. Revenue Bonds 2,180 5.000 06/01/51 2,164
Golden State Tobacco Securitization Corp. Revenue Bonds 55,700
Zero
coupon 06/01/66 5,911
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 2,000 5.000 07/01/45 1,885
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/61 3,062
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 868
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,250
Zero
coupon 06/01/36 1,094
Inland Empire Tobacco Securitization Corp. Revenue Bonds 110 3.678 06/01/38 109
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 234
Irvine Unified School District Special Tax 570 5.000 03/01/57 574
Los Angeles Department of Water and Power Revenue Bonds (~)(Ê) 6,900
Zero
coupon 07/01/50 6,900
Los Angeles Department of Water and Power Revenue Bonds 875 5.000 07/01/50 916
Los Angeles Department of Water and Power Revenue Bonds (µ) 500 5.000 07/01/53 525
Los Angeles Department of Water and Power Revenue Bonds (µ) 375 5.000 07/01/55 394
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 805
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,362
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 425
Northern California Gas Authority No. 1 Revenue Bonds (~)(Ê) 550 3.565 07/01/27 553
Orange County Community Facilities District Special Tax 115 5.500 08/15/53 120
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 5.000 08/01/47 483
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 232
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 317
River Islands Public Financing Authority Special Tax (µ) 300 5.250 09/01/52 315
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 150
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 301
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 125
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 165 3.520 06/01/34 158
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,790
San Francisco City and County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,552
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,500 5.500 05/01/55 1,616
San Francisco City and County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,201
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 69
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 91
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 90
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 86
Silicon Valley Tobacco Securitization Authority Revenue Bonds 9,550
Zero
coupon 06/01/56 1,083
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/53 523
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,029
State of California General Obligation Unlimited 230 4.000 04/01/49 221

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
460 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Securitization Authority of Southern California Revenue Bonds 385 5.000 06/01/48 378
Tobacco Securitization Authority of Southern California Revenue Bonds 515
Zero
coupon 06/01/54 101
University of California Revenue Bonds 450 3.000 05/15/51 343
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
149,233
Colorado - 3.6%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 648
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 481
Arista Metropolitan District General Obligation Limited (~)(Ê) 500 8.250 12/15/39 505
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/50 502
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (~)(Ê)
(Þ) 500 4.875 12/01/51 447
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (~)(Ê) 500 5.750 12/01/51 482
Baseline Metropolitan District No. 1 General Obligation Unlimited (~)(Ê) 500 6.750 12/15/54 507
Belford North Metropolitan District General Obligation Limited (~)(Ê) 500 8.500 12/15/50 502
BNC Metropolitan District No. 1 General Obligation Limited (~)(Ê) 456 7.375 12/15/47 456
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 474
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,648
Canyons Metropolitan District No. 5 General Obligation Limited (~)(Ê) 500 6.500 12/15/54 503
Cascade Ridge Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 438
Castleview Metropolitan District No. 1 General Obligation Limited (~)(Ê) 500 5.000 12/01/50 411
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (~)(Ê) 600 6.000 12/01/51 557
Citadel on Colfax Business Improvement District Revenue Bonds 700 5.350 12/01/50 633
Citadel on Colfax Business Improvement District Revenue Bonds (~)(Ê) 365 7.875 12/15/50 367
City and County of Denver Airport System Revenue Bonds 550 5.500 11/15/53 579
City and County of Denver Special Facilities Airport Revenue Bonds 2,360 5.000 10/01/32 2,361
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 506
Colorado Educational and Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 493
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 20
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,415
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 146
Colorado Educational and Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,708
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 402
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 304
Colorado Educational and Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 170
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 250 8.500 02/01/59 274
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 201
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 297
Colorado Educational and Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 389
Colorado Educational and Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,067
Colorado Educational and Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 99
Colorado Educational and Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 174
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 496
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 780
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 402
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 44
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,013

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 197
Colorado Health Facilities Authority Revenue Bonds 1,395 3.250 08/01/49 1,056
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,061
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 500 2.500 12/01/52 500
Colorado Health Facilities Authority Revenue Bonds 500 5.250 12/01/54 518
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,386
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 98
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 804
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,707
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 380
Constitution Heights Metropolitan District General Obligation Limited 1,755 5.000 12/01/49 1,669
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 722
Copperleaf Metropolitan District No. 5 General Obligation Limited 500 6.500 12/01/55 500
Copperleaf Metropolitan District No. 6 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 507
Copperleaf Metropolitan District No. 9 General Obligation Limited (~)(Ê) 500 4.875 12/01/51 401
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 493
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited (Þ) 500 1.000 12/01/55 383
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 445
Crowfoot Valley Ranch Metropolitan District No. 2 General Obligation Limited (~)
(Ê) 500 6.125 12/15/54 488
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 379
Denver Health and Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health and Hospital Authority Certificate of Participation 175 4.000 12/01/38 166
Denver Health and Hospital Authority Certificate of Participation 110 5.000 12/01/48 110
Denver Health and Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 305
Denver Health and Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 200
Denver Health and Hospital Authority Revenue Bonds (Þ) 340 4.000 12/01/36 336
Denver Health and Hospital Authority Revenue Bonds 100 4.000 12/01/39 95
Denver Health and Hospital Authority Revenue Bonds 50 4.000 12/01/40 47
Denver Health and Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,502
Denver Health and Hospital Authority Revenue Bonds 250 6.000 12/01/55 270
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 257
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 276
Denver Urban Renewal Authority Tax Allocation (Þ) 525 5.250 12/01/39 525
Dinosaur Ridge Metropolitan District Revenue Bonds 470 5.000 06/01/49 446
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,260
Foster Farm Business Improvement District General Obligation Limited (Þ) 5,390 1.000 12/01/55 3,744
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 506
Glen Metropolitan District No. 3 (The) General Obligation Limited 500 4.250 12/01/51 401
Granary Metropolitan District No. 9 Special Assessment (Þ) 260 5.450 12/01/44 252
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 480
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 219
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 429
Independence Metropolitan District No. 3 General Obligation Limited 500 5.375 12/01/54 502
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,156
Johnstown Farms East Metropolitan District General Obligation Limited (~)(Ê) 500 5.000 12/01/51 428
Johnstown Plaza Metropolitan District General Obligation Limited 2,229 4.250 12/01/46 1,985

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
462 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jones District Community Authority Board Revenue Bonds 500 1.000 12/01/50 503
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 1,012
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 496
Loretto Heights Community Authority Revenue Bonds (~)(Ê) 500 4.875 12/01/51 397
Meridian Ranch Metropolitan District 2018 Subdistrict General Obligation Limited 500 6.750 12/01/52 513
Mineral Business Improvement District General Obligation Limited (Þ) 150 5.750 12/01/54 146
Mineral Business Improvement District General Obligation Limited (~)(Ê)(Þ) 100 8.500 12/15/54 100
Mirabelle Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.125 12/15/49 497
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 801
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 470
Newlin Crossing Metropolitan District General Obligation Limited (Þ) 500 5.375 12/01/54 485
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 455
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,000
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 500
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 Revenue Bonds (Þ) 500 1.000 12/15/54 478
Parkdale Community Authority Revenue Bonds (~)(Ê) 500 7.000 12/15/44 509
Parkdale Community Authority Revenue Bonds (Þ) 500 1.000 12/01/53 432
Parterre Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/55 517
Pinery Commercial Metropolitan District No. 2 Revenue Bonds 500 5.750 12/01/54 502
Powhaton Community Authority Revenue Bonds (~)(Ê) 500 5.000 12/01/51 446
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 525
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 502
Prairie Center Metropolitan District No. 7 General Obligation Limited 2,825 4.875 12/15/44 2,754
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 462
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 99
Pueblo Urban Renewal Authority Tax Allocation (Þ) 2,265 4.750 12/01/45 2,118
Redtail Ridge Metropolitan District General Obligation Limited 500
Zero
coupon 12/01/32 319
RRC Metropolitan District No. 2 Revenue General Obligation Limited (~)(Ê) 500 5.250 12/01/51 446
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 455
Senac South Metropolitan District No. 1 General Obligation Limited (~)(Ê) 625 5.250 12/01/51 599
Sky Dance Metropolitan District No. 2 General Obligation Limited 500 6.000 12/01/54 504
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 721
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,010
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 954
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 101
Sterling Ranch Community Authority Board Special Assessment 425 5.625 12/01/43 430
Sunset Parks Metropolitan District General Obligation Limited (Þ) 500 5.125 12/01/54 465
Tailholt Metropolitan District No. 3 General Obligation Limited 1,750 5.500 12/01/54 1,721
Takoda Metropolitan District General Obligation Limited 500 6.000 12/01/50 506
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (~)(Ê) 500 6.875 12/15/52 505
Trevenna Metropolitan District General Obligation Limited 500 5.750 12/01/54 491
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,349 5.625 12/01/48 1,346
Waterview North Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.750 12/01/54 485
Weems Neighborhood Metropolitan District General Obligation Limited 500 5.875 12/01/55 510

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 528
Winsome Metropolitan District No. 3 General Obligation Limited (~)(Ê)(Þ) 500 5.125 12/01/50 446
83,855
Connecticut - 1.5%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 106
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,160
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 413
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 733
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 647
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,041
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 971
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 14,700 3.300 07/01/42 14,700
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 975
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,500 5.000 07/01/48 1,386
Connecticut State Health and Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 132
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,028
Connecticut State Health and Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 187
Connecticut State Health and Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 395
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 187
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 349
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,045 7.000 02/01/45 2,045
Stamford Housing Authority Revenue Bonds 150 5.500 10/01/35 159
Stamford Housing Authority Revenue Bonds 175 6.000 10/01/40 184
Stamford Housing Authority Revenue Bonds 150 6.375 10/01/45 156
Stamford Housing Authority Revenue Bonds 225 6.500 10/01/55 229
Stamford Housing Authority Revenue Bonds 150 6.250 10/01/60 150
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 218
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 127
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,580
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 105
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,830
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 375 6.000 04/01/52 394
Town of Hamden Revenue Bonds 750 7.000 01/01/53 787
34,624
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 135 5.000 11/15/48 135
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 43
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 101
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 57
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 56
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 320
Delaware State Health Facilities Authority Revenue Bonds 400 4.375 06/01/48 354
Town of Bridgeville Special Tax 300 4.000 07/01/35 293
1,359
District of Columbia - 0.9%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,510
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,007
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 946

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
464 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 934
District of Columbia Tax Allocation Revenue Bonds (Þ) 325 1.000 06/01/49 191
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 11,835
Zero
coupon 06/15/46 2,697
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,016
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,397
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 6,870 4.000 10/01/49 6,099
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 936
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 3,850 4.000 10/01/53 3,340
22,073
Florida - 9.9%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 115
Abbott Square Community Development District Special Assessment 115 5.625 05/01/55 115
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,256
Anabelle Sandridge Community Development District Special Assessment 175 6.125 05/01/55 181
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 120
Antillia Community Development District Special Assessment 100 5.600 05/01/44 102
Antillia Community Development District Special Assessment 100 5.875 05/01/54 102
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 100 5.150 05/01/44 101
Arbors Community Development District Special Assessment Revenue Bonds 200 5.625 05/01/53 201
Arbors Community Development District Special Assessment Revenue Bonds (Þ) 125 5.500 05/01/55 126
Armstrong Community Development District Special Assessment Revenue Bonds 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment Revenue Bonds 160 4.000 11/01/50 128
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 69
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 238
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 744
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 358
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,097
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 39
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 154
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 101
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,384
Avenir Community Development District Special Assessment (Þ) 255 5.000 05/01/41 251
Avenir Community Development District Special Assessment 120 5.375 05/01/43 121
Avenir Community Development District Special Assessment 320 3.400 05/01/52 239
Avenir Community Development District Special Assessment 405 5.625 05/01/54 407
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 95
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 89
Babcock Ranch Community Independent Special District Special Assessment (Þ) 1,060 5.000 11/01/39 1,057
Babcock Ranch Community Independent Special District Special Assessment 1,250 3.200 05/01/41 994
Babcock Ranch Community Independent Special District Special Assessment 500 5.000 05/01/42 486
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 94
Bartram Park Community Development District Special Assessment 310 4.250 05/01/29 310
Bartram Park Community Development District Special Assessment 470 4.500 05/01/35 470
Bay Laurel Center Community Development District Special Assessment 85 4.000 05/01/37 81
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 175
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 91
Bella Tara Community Development District Special Assessment 215 6.125 05/01/56 220

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bella Tara Community Development District Special Assessment 140 6.500 05/01/56 145
Bellehaven Community Development District Special Assessment 150 6.050 05/01/55 154
Berry Bay Community Development District Special Assessment Revenue Bonds 55 2.625 05/01/26 55
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.000 05/01/44 75
Berry Bay Community Development District Special Assessment Revenue Bonds 150 5.750 05/01/53 152
Berry Bay Community Development District Special Assessment Revenue Bonds 75 5.350 05/01/54 75
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 40
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 93
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,432
Bonterra Community Development District Special Assessment 565 5.000 05/01/47 539
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 200
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 249
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 64
Brightwater Community Development District Special Assessment 235 3.150 05/01/41 186
Brightwater Community Development District Special Assessment (Þ) 50 5.350 05/01/44 52
Brightwater Community Development District Special Assessment (Þ) 125 5.625 05/01/55 127
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 251
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 104
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 102
Buckhead Trails Community Development District Special Assessment 110 5.875 05/01/54 107
Buena Lago Community Development District Special Assessment 100 5.500 05/01/52 100
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 100
Caldera Community Development District Special Assessment 1,000 5.200 05/01/54 973
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 121
Capital Projects Finance Authority Revenue Bonds (Þ) 2,295 5.000 06/01/49 2,166
Capital Projects Finance Authority Revenue Bonds (Þ) 155 5.000 06/01/54 143
Capital Projects Finance Authority Revenue Bonds (Þ) 100 6.500 06/15/54 102
Capital Projects Finance Authority Revenue Bonds (Þ) 1,250 6.500 06/15/55 1,260
Capital Projects Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/58 115
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 940
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,970 4.500 01/01/35 1,942
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 307
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 300
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 436
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,056
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 78
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 411
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 76
Capital Trust Agency, Inc. Revenue Bonds (Þ) 4,015 5.250 12/01/58 3,786
Capital Trust Agency, Inc. Revenue Bonds 4,000
Zero
coupon 01/01/60 307
Capital Trust Authority Revenue Bonds (Þ) 900 12.000 10/03/29 1,033
Capital Trust Authority Revenue Bonds 100 5.000 06/15/44 100
Capital Trust Authority Revenue Bonds (Þ) 350 6.875 12/01/44 354
Capital Trust Authority Revenue Bonds (Þ) 100 5.250 07/01/50 96
Capital Trust Authority Revenue Bonds (Þ) 200 5.250 07/01/55 189

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
466 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Authority Revenue Bonds 100 5.125 06/15/59 100
Capital Trust Authority Revenue Bonds (Þ) 1,000 6.750 06/15/65 1,014
Capital Trust Authority Revenue Bonds (Þ) 2,100 6.625 07/01/65 2,146
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caymas Community Development District Special Assessment Revenue Bonds 100 5.625 05/01/54 100
Cedar Crossings Community Development District Special Assessment (Þ) 100 5.500 05/01/55 98
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 231
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 100
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 101
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 772
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 485
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,248
CFM Community Development District Special Assessment Revenue Bonds 490 4.000 05/01/51 390
Chaparral Palm Bay Community Development District Special Assessment 100 5.200 05/01/44 99
Chaparral Palm Bay Community Development District Special Assessment 200 5.500 05/01/55 197
Chapel Creek Community Development District Special Assessment (Þ) 30 3.375 05/01/41 24
Chapel Creek Community Development District Special Assessment (Þ) 45 4.000 05/01/52 36
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 79
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 195 5.500 10/01/36 195
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 337
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,000 4.000 10/01/51 1,627
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,000
City of Cape Coral Water and Sewer Revenue Bonds 1,000 4.000 10/01/36 1,000
City of Palmetto Revenue Bonds 75 5.250 06/01/52 75
City of Palmetto Revenue Bonds 150 5.375 06/01/57 151
City of Palmetto Revenue Bonds 125 5.625 06/01/62 127
City of Tampa Revenue Bonds 960 5.000 04/01/45 961
City of Venice Revenue Bonds (Þ) 100 5.500 01/01/55 95
City of Venice Revenue Bonds (Þ) 175 5.625 01/01/60 167
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 1.000 05/01/46 1,565
Coddington Community Development District Special Assessment 100 5.750 05/01/52 101
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,346
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 853
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 264
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 236
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 93
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 195
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 153
Copes Landing Community Development District Special Assessment 100 5.450 05/01/54 98
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 115 4.000 05/01/40 102
Cordova Palms Community Development District Special Assessment 1,010 5.400 05/01/42 1,022
Cordova Palms Community Development District Special Assessment 1,455 4.000 05/01/52 1,148
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 145
Corkscrew Farms Community Development District Special Assessment (Þ) 90 5.000 11/01/38 90
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 95
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 346
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 130
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 187
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,068
County of Lake Revenue Bonds 500 5.750 08/15/50 484
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,788
County of Miami-Dade Revenue Bonds (µ) 450
Zero
coupon 10/01/45 183
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,201
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,174
County of Osceola Transportation Revenue Bonds (ae) 3,700 1.000 10/01/36 4,420
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,351
County of Palm Beach Revenue Bonds (Þ) 625 5.750 10/01/55 638
County of Palm Beach Revenue Bonds (Þ) 100 6.750 10/01/55 102
County of Palm Beach Revenue Bonds (Þ) 1,000 5.750 10/01/65 1,014
Creekview Community Development District Special Assessment Revenue Bonds 200 5.375 05/01/44 190
Creekview Community Development District Special Assessment Revenue Bonds 300 5.625 05/01/55 278
Cresswind Lake Harris Community Development District Special Assessment 1,000 5.300 05/01/55 987
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 172
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 117
Crossings Community Development District Special Assessment 175 5.125 05/01/52 165
Crossings Community Development District Special Assessment 100 5.600 05/01/54 100
Crosswinds East Community Development District Special Assessment 100 5.450 05/01/54 101
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.400 05/01/44 102
Curiosity Creek Community Development District Special Assessment (Þ) 100 5.700 05/01/55 101
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 100
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 99
Cypress Creek Reserve Community Development District Special Assessment 75 5.750 05/01/45 78
Cypress Creek Reserve Community Development District Special Assessment 160 6.000 05/01/56 164
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 83
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 80
Cypress Reserve Community Development District Special Assessment (Þ) 200 5.800 05/01/56 200
Davenport Road South Community Development District Special Assessment (Þ) 295 5.000 11/01/38 295
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 144
Deer Run Community Development District Special Assessment 160 5.400 05/01/39 164
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 203
Deerbrook Community Development District Special Assessment 100 5.500 05/01/53 99
Deering Park Stewardship District Special Assessment 350 6.000 05/01/45 364
Deering Park Stewardship District Special Assessment 250 6.250 05/01/55 258
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 335
Del Webb River Reserve Community Development District Special Assessment 145 5.875 05/01/55 148
Del Webb Sunchase Community Development District Special Assessment 1,000 5.625 05/01/55 998
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 76
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 121
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 61
Eagle Hammock Community Development District Special Assessment 190 5.375 05/01/52 186
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 68
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 183
East 547 Community Development District Special Assessment 70 6.500 05/01/54 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
468 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 625
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,050
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 43
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 161
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 63
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 130
Edgewater East Community Development District Special Assessment 100 6.100 05/01/45 104
Edgewater East Community Development District Special Assessment 150 6.300 05/01/55 154
Edgewater West Community Development District Special Assessment 250 5.500 05/01/54 247
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 639
Enclave at Black Point Marina Community Development District Special Assessment 1,170 4.000 05/01/37 1,130
Entrada Community Development District Special Assessment 100 5.800 05/01/53 102
Epperson North Community Development District Special Assessment 50 5.300 05/01/44 50
Epperson North Community Development District Special Assessment 75 5.600 05/01/55 75
Escambia County Health Facilities Authority Revenue Bonds 830 4.000 08/15/45 725
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 183
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,647
Esplanade Lake Club Community Development District Special Assessment 100 5.875 05/01/55 102
Everlands Community Development District Special Assessment (Þ) 100 5.200 06/15/44 101
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 98
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 81
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 450
Firelight Community Development District Special Assessment Revenue Bonds 225 6.125 05/01/55 231
Fish Lake Cover Community Development District Special Assessment 100 5.550 05/01/55 101
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 60
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,975 12.000 07/15/32 4,988
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 80
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 843
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 74
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,128
Florida Development Finance Corp. Revenue Bonds 225 5.000 06/01/50 196
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 212
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 103
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 06/01/51 137
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 394
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,387
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 358
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 243
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 328
Florida Development Finance Corp. Revenue Bonds (µ) 350 5.250 07/01/53 347
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 239
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 146
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 105
Florida Development Finance Corp. Revenue Bonds (Þ) 1,220 5.250 06/01/55 1,122
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 136
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 279
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 165

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 5,300 10.000 07/01/57 4,505
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 219
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 166
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,100 10.000 07/15/59 1,550
Florida Higher Educational Facilities Financial Authority Revenue Bonds 125 5.000 03/01/39 103
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 269
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,170
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 375
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 2,220 6.250 07/01/55 2,188
Florida Local Government Finance Commission Revenue Bonds (Þ) 250 6.000 07/01/50 257
Florida Local Government Finance Commission Revenue Bonds (Þ) 125 6.000 07/01/55 128
Florida Local Government Finance Commission Revenue Bonds (Þ) 430 6.875 11/15/64 444
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 308
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 265
Fox Branch Ranch Community Development District Special Assessment 100 5.400 05/01/55 96
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 100
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 100
Gas Worx Community Development District Special Assessment (Þ) 125 5.750 05/01/45 129
Gas Worx Community Development District Special Assessment (Þ) 250 6.000 05/01/57 255
GIR East Community Development District Special Assessment 125 5.300 05/01/45 125
GIR East Community Development District Special Assessment 175 5.500 05/01/55 172
Governors Park South Community Development District Special Assessment 75 5.400 05/01/45 77
Governors Park South Community Development District Special Assessment 100 5.650 05/01/55 102
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 70 5.000 05/01/46 67
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 79
Greenbriar Community Development District Special Assessment 100 5.650 05/01/45 105
Greenbriar Community Development District Special Assessment 100 5.875 05/01/54 104
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 92
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 264
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 126
Hammock Oaks Community Development District Special Assessment (Þ) 155 5.750 05/01/55 156
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 47
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 134
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 93
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 83
Harmony on Lake Eloise Community Development District Special Assessment 100 5.450 11/01/45 101
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 98
Harmony on Lake Eloise Community Development District Special Assessment 100 5.650 11/01/54 100
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,155
Harmony West Community Development District Special Assessment 100 5.650 05/01/55 100
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 89
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 151
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 79
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 129
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 109
Heights Community Development District County of Hillsborough Tax Allocation 150 5.000 01/01/38 150
Heights Community Development District County of Hillsborough Tax Allocation 300 5.000 01/01/50 281

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
470 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 83
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 419
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 100
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hillcrest Preserve Community Development District Special Assessment (Þ) 100 5.000 05/01/44 97
Hillcrest Preserve Community Development District Special Assessment (Þ) 150 5.300 05/01/54 146
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 143
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 51
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 185
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 102
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,575
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,904
Hobe-St. Lucie Conservancy District Special Assessment 100 5.600 05/01/44 102
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 135
Island Lakes Estate Special Assessment 150 6.000 12/15/53 154
Isles of Bartram Park Community Development District Special Assessment 195 4.625 11/01/37 190
Juniper Cove Community Development District Special Assessment 100 5.450 05/01/45 101
Juniper Cove Community Development District Special Assessment 100 5.700 05/01/55 100
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 177
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 79
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 247
K-Bar Ranch III Community Development District Special Assessment (Þ) 375 5.875 05/01/45 395
K-Bar Ranch III Community Development District Special Assessment (Þ) 275 6.125 05/01/55 287
Kelly Park Community Development District Special Assessment 135 5.300 05/01/45 134
Kelly Park Community Development District Special Assessment 75 6.250 11/01/53 78
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.650 05/01/43 103
Kindred Community Development District II Special Assessment Revenue Bonds 100 3.750 05/01/50 77
Kindred Community Development District II Special Assessment Revenue Bonds 100 5.875 05/01/54 102
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 76
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 48
Kings Creek I Community Development District Special Assessment 100 5.750 05/01/45 103
Kings Creek I Community Development District Special Assessment 175 6.000 05/01/55 179
Kingston One Community Development District Special Assessment 1,000 6.000 05/01/57 1,026
Kissimmee Park Community Development District Special Assessment 130 6.125 05/01/56 133
Kissimmee Park Community Development District Special Assessment 255 6.500 05/01/56 264
Knightsbridge Community Development District Special Assessment (Þ) 1,000 5.500 06/15/54 989
Lake Deer Community Development District Special Assessment 125 5.625 05/01/53 126
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 50
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 99
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 86
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 671
Lakes of Sarasota Community Development District 2 Special Assessment 275 5.200 05/01/35 299
Lakes of Sarasota Community Development District 2 Special Assessment 100 5.700 05/01/55 102
Lakes of Sarasota Community Development District Special Assessment 285 3.900 05/01/41 248
Lakes of Sarasota Community Development District Special Assessment 200 4.125 05/01/41 176
Lakeside Preserve Community Development District Special Assessment 25 5.250 05/01/30 26
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 74

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 121
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 101
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 915
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 100
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 100
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 151
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 315
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 97
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 225
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 240
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 79
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 631
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 100
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 334
Lakewood Ranch Stewardship District Special Assessment 100 5.500 05/01/55 99
Lakewood Ranch Stewardship District Special Assessment 500 6.000 05/01/56 514
Landings at Miami Community Development District Special Assessment (Þ) 330 4.625 11/01/38 319
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 91
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 105
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 101
Landmark at Doral Community Development District Special Assessment 125 4.000 05/01/38 125
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 257
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 304
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 711
Leomas Landing Community Development District Special Assessment 100 5.700 11/04/54 101
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 177
Longleaf Community Development District Special Assessment Revenue Bonds 100 5.450 05/01/55 98
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 161
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,018
LTC Ranch West Residential Community Development District Special Assessment 60 3.250 05/01/31 57
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 41
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 97
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 50
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 103
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 91
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 86
Magnolia Island Community Development District Special Assessment 50 5.550 05/01/45 51
Magnolia Island Community Development District Special Assessment 120 5.750 05/01/55 121
Mandarin Grove Community Development District Special Assessment (Þ) 70 6.625 05/01/53 78
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 52
Marion Ranch Community Development District Special Assessment 135 5.950 05/01/54 138
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 201
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 243
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 650
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 75
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 95

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
472 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 100
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,752
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 918
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 511
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,153
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 117
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 169
Midtown Miami Community Development District Special Assessment 80 5.000 05/01/29 80
Mirada Community Development District Special Assessment Revenue Bonds 120 5.625 05/01/44 118
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 103
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,286
Mirada II Community Development District Special Assessment 150 5.750 05/01/53 152
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 183
Newfield Community Development District Special Assessment Revenue Bonds 1,805 5.625 05/01/45 1,858
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 150 5.300 05/01/44 150
Normandy Community Development District Special Assessment Revenue Bonds (Þ) 200 5.550 05/01/54 198
North AR-1 Pasco Community Development District Special Assessment 390 5.750 05/01/43 403
North AR-1 Pasco Community Development District Special Assessment 50 5.750 05/01/44 52
North AR-1 Pasco Community Development District Special Assessment 125 6.000 05/01/54 129
North Loop Community Development District Special Assessment 150 6.625 05/01/54 161
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 81
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 119
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 141
Northlake Stewardship District Special Assessment 250 6.000 05/01/45 262
Northlake Stewardship District Special Assessment 250 6.200 05/01/56 258
Northridge Community Development District Special Assessment (Þ) 160 5.750 05/01/45 166
Northridge Community Development District Special Assessment (Þ) 200 6.000 05/01/55 205
Ocala Preserve Community Development District Special Assessment 1,135 3.100 11/01/41 881
Ocala Preserve Community Development District Special Assessment 95 5.700 05/01/43 98
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 102
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 138
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 100
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 202
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 97
Orange County Health Facilities Authority Revenue Bonds 805 4.500 10/01/56 788
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,247
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 89
Pacific Ace Community Development District Special Assessment 100 5.500 05/01/55 102
Paddocks Community Development District Special Assessment (Þ) 140 5.450 05/01/55 141
Palermo Community Development District Special Assessment 100 5.000 06/15/43 97
Palermo Community Development District Special Assessment 100 5.350 06/15/45 103
Palermo Community Development District Special Assessment 125 5.250 06/15/53 120
Palermo Community Development District Special Assessment 100 5.500 06/15/55 102
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 700 11.500 07/01/27 953
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 168
Palm Beach County Health Facilities Authority Revenue Bonds 435 5.000 05/15/53 403
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 243

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 473
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.625 05/15/58 227
Palm Coast 145 Community Development District Special Assessment (Þ) 500 6.250 05/01/35 521
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.500 05/01/45 272
Palm Coast 145 Community Development District Special Assessment (Þ) 250 6.750 05/01/57 270
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 575
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 101
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 949
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 100
Palm Gate Community Development District Special Assessment 100 5.300 06/15/45 99
Palm Gate Community Development District Special Assessment 100 5.550 06/15/55 99
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 350
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 186
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 121
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 232
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,012
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 495
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 336
Parkway Center Community Development District Special Assessment 130 4.375 05/01/31 135
Parkway Center Community Development District Special Assessment 175 4.700 05/01/49 172
Parrish Lakes Community Development District Special Assessment 75 5.125 05/01/43 74
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 50
Parrish Lakes Community Development District Special Assessment 95 5.400 05/01/53 93
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 151
Parrish Lakes Community Development District Special Assessment 185 5.800 05/01/54 181
Parrish Lakes II Community Development District Special Assessment 250 5.125 05/01/44 246
Parrish Lakes II Community Development District Special Assessment 450 5.450 05/01/54 442
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 103
Pasadena Ridge Community Development District Special Assessment 100 5.050 05/01/44 98
Pasadena Ridge Community Development District Special Assessment 100 5.375 05/01/55 97
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 201
Peace Creek Community Development District Special Assessment 100 5.125 06/15/43 99
Peace Creek Community Development District Special Assessment 180 5.375 06/15/53 175
Peace Creek Community Development District Special Assessment 100 5.625 05/01/55 102
Peace Crossing Community Development District Special Assessment 225 5.700 05/01/44 221
Peace Crossing Community Development District Special Assessment 325 6.000 05/01/54 308
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 545 4.125 12/15/28 549
Pinellas County Industrial Development Authority Revenue Bonds 1,025 5.000 07/01/29 1,041
Pioneer Ranch Community Development District Special Assessment 100 5.000 05/01/44 100
Pioneer Ranch Community Development District Special Assessment 100 5.300 05/01/55 99
Portico Community Development District Special Assessment Revenue Bonds 25 3.625 05/01/40 21
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.625 05/01/45 103
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 100 5.875 05/01/55 102
Preserve at South Branch Community Development District Special Assessment 535 5.250 11/01/38 540
Preserve at South Branch Community Development District Special Assessment 100 4.000 11/01/39 93
Prosperity Lakes Community Development District Special Assessment 100 6.125 12/15/53 104
Radiance Community Development District Special Assessment (Þ) 175 6.200 05/01/45 183
Radiance Community Development District Special Assessment (Þ) 225 6.400 05/01/56 232
Randal Park Community Development District Special Assessment (Þ) 540 5.050 05/01/39 541

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
474 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Randal Park Community Development District Special Assessment (Þ) 895 5.200 05/01/49 866
Reflection Bay Community Development District Special Assessment 100 5.625 05/01/45 103
Reflection Bay Community Development District Special Assessment 100 5.875 05/01/55 102
Regal Village Community Development District Special Assessment 150 5.500 05/01/54 148
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 755
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,579
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 75
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Hall Community Development District Special Assessment (Þ) 65 5.350 05/01/44 65
River Hall Community Development District Special Assessment 600 4.000 05/01/51 478
River Hall Community Development District Special Assessment 150 6.500 05/01/54 159
River Hall Community Development District Special Assessment (Þ) 75 5.625 05/01/55 75
River Landing Community Development District Special Assessment 100 5.450 05/01/55 97
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 102
Riverwalk Community Development District Special Assessment (Þ) 100 5.450 05/01/55 97
Rivington Community Development District Special Assessment Revenue Bonds 300 4.000 05/01/52 237
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 750
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 101
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 200
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 153
Rookery Community Development District Special Assessment Revenue Bonds 225 5.350 05/01/55 220
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 809
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 96
Rye Ranch Community Development District Special Assessment (Þ) 60 6.000 11/01/53 62
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 214
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 802
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 306
Saltmeadows Community Development District Special Assessment 125 5.500 05/01/53 124
Saltmeadows Community Development District Special Assessment (Þ) 100 6.000 05/01/55 103
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 51
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 39
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 103
Sarasota County Public Hospital District Revenue Bonds 1,000 4.000 07/01/48 896
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 49
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 203
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 142
Scenic Terrace North Community Development District Special Assessment 120 5.875 05/01/43 125
Scenic Terrace North Community Development District Special Assessment 140 6.125 05/01/54 145
Scenic Terrace South Community Development District Special Assessment 100 4.500 05/01/42 92
Scenic Terrace South Community Development District Special Assessment 225 4.625 05/01/53 197
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 99
Sebastian Isles Community Development District Special Assessment 100 5.300 05/01/54 99
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 266
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 76
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 101

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Seminole Palms Community Development District Special Assessment 95 5.700 05/01/53 96
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 174
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 76
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 194
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 136
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 457
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 99
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 299
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 18
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 612
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 62
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 37
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 126
Six Mile Creek Community Development District Special Assessment 100 5.375 05/01/55 97
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 153
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 239
Solaeris Community Development District Special Assessment (Þ) 200 6.300 05/01/56 214
Somerset Bay Community Development District Special Assessment Revenue Bonds
(Þ) 100 5.900 05/01/54 98
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 982
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,315
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 200
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 86
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 517
Southern Groves Community Development District No. 5 Special Assessment 2,625 4.000 05/01/48 2,147
Southshore Bay Community Development District Special Assessment 100 5.625 05/01/54 100
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 50
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 100
St. Augustine Lakes Community Development District Special Assessment 995 5.500 06/15/53 987
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 455
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 154
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 308
Stellar North Community Development District Special Assessment 755 3.200 05/01/41 600
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 207
Stonegate Preserve Community Development District Special Assessment 125 5.875 06/15/55 128
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 109
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 190
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 134
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 99
Stoneybrook South Community Development District Special Assessment (Þ) 1,125 3.750 12/15/50 860
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 73
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 522
Stuart Crossing Community Development District Special Assessment (Þ) 100 5.500 05/01/54 99
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 12

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
476 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 225
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 196
Tamarindo Community Development District Special Assessment Revenue Bonds 50 3.375 05/01/41 41
Tapestry Community Development District Special Assessment Revenue Bonds 100 5.000 05/01/46 96
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 392
Terreno Community Development District Special Assessment 100 5.400 05/01/45 101
Terreno Community Development District Special Assessment 100 5.250 05/01/53 96
Terreno Community Development District Special Assessment 100 5.650 05/01/55 100
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 944
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 199
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 990
Tohoqua Community Development District Special Assessment Revenue Bonds 100 3.600 05/01/41 84
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 194
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 100
Toscana Isles Community Development District Special Assessment 215 5.375 11/01/39 219
Toscana Isles Community Development District Special Assessment 245 5.500 11/01/49 246
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 97
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 91
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 53
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 105
Tradition Community Development District No. 9 Special Assessment 125 3.000 05/01/41 97
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 20 5.250 11/01/27 20
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 264
TSR Community Development District Special Assessment Revenue Bonds 200 5.000 11/01/39 199
TSR Community Development District Special Assessment Revenue Bonds 200 4.750 11/01/47 184
TSR Community Development District Special Assessment Revenue Bonds 485 5.125 11/01/49 463
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 286
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 79
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 78
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 52
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 128
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 98
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 96
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 131
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 190
Two Lakes Community Development District Special Assessment 175 5.000 05/01/55 174
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 281
Two Rivers North Community Development District Special Assessment 270 5.250 05/01/52 261
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 157
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 313
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 150
Two Rivers West Community Development District Special Assessment 125 5.875 05/01/54 128
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 501
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 122
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 482

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
V-Dana Community Development District Special Assessment 85 5.250 05/01/43 85
V-Dana Community Development District Special Assessment 100 5.375 05/01/45 101
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 80
V-Dana Community Development District Special Assessment 160 5.500 05/01/54 159
V-Dana Community Development District Special Assessment 125 5.550 05/01/55 125
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 840 5.000 05/01/38 842
Ventana Community Development District Special Assessment Revenue Bonds (Þ) 500 5.125 05/01/49 479
Veranda Community Development District II Special Assessment 185 5.000 11/01/39 185
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 50
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 158
Veranda Community Development District II Special Assessment 65 5.375 05/01/44 66
Veranda Community Development District II Special Assessment 265 5.125 11/01/49 254
Veranda Community Development District II Special Assessment (Þ) 50 4.000 05/01/51 40
Veranda Community Development District II Special Assessment 15 5.625 05/01/54 15
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 99
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 196
Verano No. 1 Community Development District Special Assessment 30 4.750 11/01/25 30
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 100
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 254
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 96
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 242
Verano No. 2 Community Development District Special Assessment 50 5.350 05/01/44 50
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 48
Verano No. 2 Community Development District Special Assessment 65 5.625 05/01/55 65
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 500
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 75
Vida's Way Community Development District Special Assessment 100 4.875 05/01/44 98
Vida's Way Community Development District Special Assessment 150 5.200 05/01/54 146
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 42
Viera Stewardship District Special Assessment 100 5.300 05/01/43 100
Viera Stewardship District Special Assessment 250 5.500 05/01/54 247
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 260 3.250 05/01/40 212
Village Community Development District No. 13 Special Assessment Revenue Bonds
(Þ) 575 3.500 05/01/51 419
Village Community Development District No. 13 Special Assessment Revenue Bonds 320 3.250 05/01/52 237
Village Community Development District No. 14 Special Assessment Revenue Bonds 950 5.500 05/01/53 970
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 202
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 98
Villamar Community Development District Special Assessment 905 4.625 05/01/39 870
Villamar Community Development District Special Assessment 495 4.000 11/01/51 394
Villamar Community Development District Special Assessment 500 4.125 05/01/52 405
Villamar Community Development District Special Assessment 1,225 5.750 05/01/53 1,240
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 80
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 240
Waterford Community Development District Special Assessment 40 5.375 05/01/43 40
Waterford Community Development District Special Assessment 60 5.600 05/01/53 60
Waterford Community Development District Special Assessment 60 5.450 05/01/54 59

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
478 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Waterford Community Development District Special Assessment 160 6.250 05/01/56 166
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 253
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 152
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 150
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 124
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.000 06/15/44 100
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 122
Wellness Ridge Community Development District Special Assessment (Þ) 100 5.200 06/15/55 97
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 63
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 99
West Port Community Development District Special Assessment 90 3.400 05/01/41 73
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,358
West Port Community Development District Special Assessment 50 5.250 05/01/52 48
West Port East Community Development District Special Assessment (Þ) 100 6.000 05/01/55 102
West Villages Improvement District Special Assessment 135 4.750 05/01/39 131
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,600
West Villages Improvement District Special Assessment 100 5.375 05/01/42 101
West Villages Improvement District Special Assessment 100 5.375 05/01/43 101
West Villages Improvement District Special Assessment 210 5.000 05/01/50 200
West Villages Improvement District Special Assessment 150 5.500 05/01/53 149
West Villages Improvement District Special Assessment 200 5.625 05/01/53 201
West Villages Improvement District Special Assessment 100 5.625 05/01/54 100
West Villages Improvement District Special Assessment 100 6.250 05/01/54 105
West Villages Improvement District Special Assessment 150 6.000 05/01/55 158
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.100 05/01/37 93
Westside Community Development District Special Assessment Revenue Bonds (Þ) 100 4.125 05/01/38 92
Westside Community Development District Special Assessment Revenue Bonds 815 4.000 05/01/50 646
Westside Haines City Community Development District Special Assessment 160 5.750 05/01/44 161
Westside Haines City Community Development District Special Assessment 160 6.000 05/01/54 160
Westview North Community Development District Special Assessment 100 6.000 06/15/52 103
Westview South Community Development District Special Assessment 175 5.375 05/01/43 177
Westview South Community Development District Special Assessment 205 5.600 05/01/53 206
Westview South Community Development District Special Assessment 150 5.625 05/01/53 151
Westview South Community Development District Special Assessment (Þ) 250 6.200 05/01/55 260
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 505
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 99
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 99
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 116
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 215
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 102
Willows Community Development District Special Assessment 100 5.750 05/01/52 101
Wind Meadows South Community Development District Special Assessment 930 4.000 05/01/52 734
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 126
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 96
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 94
Winding Oaks Community Development District Special Assessment 100 5.400 05/01/44 101
Winding Oaks Community Development District Special Assessment 100 5.700 05/01/55 101
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 82

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Windward Preserve Community Development District Special Assessment 85 6.000 05/01/56 87
Woodland Crossing Community Development District Special Assessment (Þ) 200 6.125 05/01/56 207
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.300 05/01/45 100
Woodland Preserve Community Development District Special Assessment (Þ) 100 5.500 05/01/55 98
Woodland Ranch Estates Community Development District Special Assessment 60 5.550 05/01/45 61
Woodland Ranch Estates Community Development District Special Assessment 100 5.750 05/01/55 100
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,626
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 41
Zephyr Lakes Community Development District Special Assessment 80 4.000 05/01/51 64
233,383
Georgia - 2.0%
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,200 1.000 12/15/48 2,810
Atlanta Development Authority (The) Revenue Bonds (Þ) 3,540 6.000 07/01/50 3,682
Atlanta Development Authority (The) Tax Allocation (Þ) 1,125 5.500 04/01/39 1,147
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,818
City of Rockdale Special Assessment Revenue Bonds (Þ) 394 7.500 09/15/54 398
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 133
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,188
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 894
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 937
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,451
Development Authority of Lagrange Revenue Bonds 100 5.000 10/15/52 82
East Palm Drive Community Development District Special Assessment 100 5.375 06/15/54 96
Gainesville and Hall County Development Authority Educational Facilities Revenue
Bonds (Æ)(Ø) 100 5.125 03/01/52 51
George L Smith II Congress Center Authority Revenue Bonds (Þ) 1,210 3.625 01/01/31 1,169
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 163
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,355
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,619
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 1,002
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 44
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 76
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 356
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,103
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 156
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/55 1,090
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 3,500 5.000 12/01/55 3,797
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,443
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,819
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,400
Municipal Electric Authority of Georgia Revenue Bonds 2,000 4.000 01/01/49 1,773
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,004
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,009
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,317
Municipal Electric Authority of Georgia Revenue Bonds 1,500 5.000 01/01/63 1,483
Private Colleges and Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,001
Private Colleges and Universities Authority Revenue Bonds (~)(Ê) 450 2.500 09/01/52 450
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 225
Savannah Georgia Convention Center Authority Revenue Bonds 250 5.250 06/01/61 251

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
480 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Savannah Georgia Convention Center Authority Revenue Bonds (Þ) 800 6.250 06/01/61 801
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 174
47,767
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 97
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 632
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 108
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 108
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 106
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 104
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 751
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 540
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,606
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,008
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 203
Territory of Guam General Obligation Unlimited 325 5.000 11/15/31 341
Territory of Guam Revenue Bonds 500 5.000 12/01/31 505
Territory of Guam Revenue Bonds 500 5.000 11/01/35 530
Territory of Guam Revenue Bonds 2,825 4.000 01/01/36 2,850
Territory of Guam Revenue Bonds 1,420 4.000 01/01/42 1,351
10,840
Hawaii - 0.5%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,255
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,024
State of Hawaii Department of Budget and Finance Revenue Bonds 1,670 3.100 05/01/26 1,656
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 3,850 6.000 07/01/28 3,953
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 1,470 5.000 01/01/30 1,445
State of Hawaii Department of Budget and Finance Revenue Bonds 1,150 4.000 03/01/37 1,107
State of Hawaii Department of Budget and Finance Revenue Bonds 1,360 3.200 07/01/39 1,180
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.000 07/01/39 244
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 250 5.125 07/01/43 241
State of Hawaii Department of Budget and Finance Revenue Bonds 105 3.500 10/01/49 83
12,188
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 171 5.875 09/01/53 178
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 401
Idaho Health Facilities Authority Revenue Bonds 750 4.375 03/01/53 717
Idaho Housing and Finance Association Revenue Bonds 1,740 4.650 01/01/54 1,679
Spring Valley Community Infrastructure District No. 1 Special Assessment (Þ) 2,271 3.750 09/01/51 2,147
5,122
Illinois - 6.8%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,167
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 500 5.750 04/01/35 510
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,267
Chicago Board of Education General Obligation Unlimited 225 5.000 12/01/25 225
Chicago Board of Education General Obligation Unlimited (µ) 250
Zero
coupon 12/01/27 234
Chicago Board of Education General Obligation Unlimited (µ) 450
Zero
coupon 12/01/29 391
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,576

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 125 6.038 12/01/29 125
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 340
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,633
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,040
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 362
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 735
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 993
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,825
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,001
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 74
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,699
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,485
Chicago Board of Education General Obligation Unlimited 1,875 5.000 12/01/42 1,777
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,058
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 486
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 659
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,331
Chicago Board of Education General Obligation Unlimited 6,540 5.000 12/01/46 5,977
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,480
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,536
Chicago Board of Education General Obligation Unlimited 1,800 4.000 12/01/47 1,418
Chicago Board of Education General Obligation Unlimited 4,905 5.000 12/01/47 4,480
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 279
Chicago Board of Education General Obligation Unlimited 3,500 5.750 12/01/50 3,464
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,223
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,670
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,480
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 170
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 192
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 987
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 593
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,789
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 3,120 5.000 12/01/46 3,133
City of Belleville Sales Tax Revenue Tax Allocation 45 3.750 07/01/41 43
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,588
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,226
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 375
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 964
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,000
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,594
City of Chicago General Obligation Unlimited 275 6.000 01/01/43 295
City of Chicago General Obligation Unlimited 4,200 5.500 01/01/49 4,164
City of Chicago General Obligation Unlimited 1,000 6.000 01/01/50 1,036
City of Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 191
City of Marion Sales Tax Revenue Bonds 1,795 6.375 06/01/45 1,751
City of Marion Sales Tax Revenue Bonds 1,275 6.625 06/01/55 1,239
County of Cook Revenue Bonds 300 6.500 01/01/45 300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
482 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 423
Eastern Illinois Economic Development Authority Revenue Bonds 2,000 7.000 02/15/56 1,931
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 250
Illinois Finance Authority Revenue Bonds 875 5.000 05/15/33 791
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 437
Illinois Finance Authority Revenue Bonds (Þ) 1,500 5.250 08/01/35 1,532
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 446 5.000 05/15/36 38
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,004
Illinois Finance Authority Revenue Bonds 1,350 5.500 04/01/37 1,304
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,889
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 605
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 321 4.000 05/15/41 28
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,832
Illinois Finance Authority Revenue Bonds (Þ) 100 6.000 10/01/45 101
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 994
Illinois Finance Authority Revenue Bonds (Þ) 350 5.875 09/01/46 349
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 96
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 97
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 260
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,469
Illinois Finance Authority Revenue Bonds (Þ) 2,545 6.125 04/01/49 2,546
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 233
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/50 945
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,964
Illinois Finance Authority Revenue Bonds (Þ) 100 6.125 10/01/50 101
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 4.125 12/01/50 988
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 44
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 94
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 263
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 203
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 514
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 839
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 42
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 442
Illinois Finance Authority Revenue Bonds (Þ) 2,780 6.125 04/01/58 2,731
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 524
Illinois Housing Development Authority Revenue Bonds 825 4.875 04/01/50 838
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 620
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 260
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 234
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 208
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 286
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 10
Zero
coupon 06/15/30 9
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,247
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 748
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 467

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,285
Metropolitan Pier and Exposition Authority Revenue Bonds 250 4.000 06/15/50 219
Metropolitan Pier and Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,010
Metropolitan Pier and Exposition Authority Revenue Bonds 10,000
Zero
coupon 12/15/51 2,783
Metropolitan Pier and Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,103
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 550
Zero
coupon 12/15/52 150
Metropolitan Pier and Exposition Authority Revenue Bonds 2,170
Zero
coupon 12/15/54 518
Metropolitan Pier and Exposition Authority Revenue Bonds 7,100
Zero
coupon 12/15/56 1,521
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 12/15/56 466
Metropolitan Pier and Exposition Authority Revenue Bonds 720 5.000 06/15/57 719
Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Sangamon County Water Reclamation District General Obligation Limited 1,000 5.750 01/01/53 1,003
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,662
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,302
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 768
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 742
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/28 3,920
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 790
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,654
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 267
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,046
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 514
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 108
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,679
State of Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 988
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,358
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 816
State of Illinois General Obligation Unlimited 100 4.500 12/01/41 100
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 246
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 255
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 243
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,337
Town of Cortland Special Service Areas No. 9 Special Tax 19 5.800 03/01/37 17
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 303
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 183
Village of Bellwood Tax Allocation Revenue Bonds 225 5.000 12/01/50 221
Village of Lincolnwood Tax Allocation (Þ) 1,400 5.750 12/01/43 1,426
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 1,000
158,717
Indiana - 0.6%
City of Goshen Revenue Bonds (Þ) 995 5.000 08/01/41 871
City of Valparaiso Revenue Bonds (Þ) 450 9.500 10/01/35 441
City of Valparaiso Revenue Bonds (Þ) 300 6.250 10/01/50 304
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 389

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
484 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 237
Indiana Finance Authority Revenue Bonds 500 4.250 11/01/30 511
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,118
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 88
Indiana Finance Authority Revenue Bonds 100 5.250 07/01/45 95
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 84
Indiana Finance Authority Revenue Bonds 1,950 5.625 07/01/50 1,883
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 198
Indiana Finance Authority Revenue Bonds 560 5.000 07/01/55 509
Indiana Finance Authority Revenue Bonds 200 5.250 07/01/55 180
Indiana Finance Authority Revenue Bonds 2,750 5.000 07/01/59 2,726
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 519
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 262
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,624
Town of Upland Revenue Bonds 200 2.500 09/01/50 121
Town of Whiteland Tax Allocation Revenue Bonds (Þ) 125 6.125 03/01/49 126
13,686
Iowa - 0.9%
City of Coralville Revenue Bonds 1,720 5.000 05/01/42 1,746
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 880
Iowa Finance Authority Revenue Bonds 1,000 5.500 10/01/45 1,005
Iowa Finance Authority Revenue Bonds 150 5.500 12/01/45 160
Iowa Finance Authority Revenue Bonds 1,200 5.000 05/15/47 1,112
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 323
Iowa Finance Authority Revenue Bonds 2,000 5.000 05/15/49 1,878
Iowa Finance Authority Revenue Bonds (ae) 1,700 5.000 12/01/50 1,972
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 231
Iowa Finance Authority Revenue Bonds 200 5.250 12/01/50 205
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 89
Iowa Finance Authority Revenue Bonds 1,500 5.750 10/01/55 1,516
Iowa Finance Authority Revenue Bonds 250 5.750 12/01/55 264
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,817
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,467
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 101
Iowa Higher Education Loan Authority Revenue Bonds 250 6.000 10/01/55 265
Iowa Tobacco Settlement Authority Revenue Bonds 785
Zero
coupon 06/01/65 116
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,000 4.000 06/01/49 3,408
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 206
Xenia Rural Water District Revenue Bonds (ae) 1,250 5.000 12/01/36 1,282
21,043
Kansas - 0.2%
City of Garden Revenue Bonds (Þ) 200 5.375 06/01/39 203
City of Manhattan Revenue Bonds 75 4.000 06/01/46 61
City of Manhattan Revenue Bonds 150 4.000 06/01/52 116
City of Prairie Village Tax Allocation 60 3.125 04/01/36 57
City of Topeka Revenue Bonds 180 6.500 12/01/52 181
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 75

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 75
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 146
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 49
Wyandotte County City Unified Government Revenue Bonds 515 5.000 09/01/27 515
Wyandotte County City Unified Government Revenue Bonds (Þ) 4,800
Zero
coupon 09/01/34 2,694
Wyandotte County City Unified Government Revenue Bonds 290 4.500 06/01/40 289
Wyandotte County-Kansas City Unified Government Tax Allocation (Þ) 1,000 5.500 03/01/41 973
5,434
Kentucky - 0.5%
City of Ashland Revenue Bonds 750 4.000 02/01/38 736
City of Henderson Revenue Bonds (Þ) 1,350 4.450 01/01/42 1,270
City of Henderson Revenue Bonds (Þ) 675 4.700 01/01/52 619
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 373
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 272
Kentucky Bond Development Corp. Revenue Bonds 1,165 4.000 03/01/46 1,062
Kentucky Bond Development Corp. Revenue Bonds (~)(Ê) 1,100 3.970 08/15/55 1,100
Kentucky Economic Development Finance Authority Revenue Bonds (~)(Ê) 2,250 2.720 05/01/34 2,250
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 150
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 97
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 91
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,448
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,728
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 04/01/54 629
12,825
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 153
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 355
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/46 1,021
Lakeshore Villages Master Community Development District Special Assessment 220 4.125 06/01/39 194
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 76
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 738
Lakeshore Villages Master Community Development District Special Assessment 250 5.875 06/01/45 263
Lakeshore Villages Master Community Development District Special Assessment 200 4.375 06/01/48 165
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 210
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 5.250 11/15/53 456
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 625 5.250 11/15/59 559
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 500 6.625 06/15/62 508
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 615
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 454
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 300
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 283
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 194
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 103
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 695 5.250 12/01/52 772
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.375 06/01/54 427

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
486 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 163
Louisiana Public Facilities Authority Revenue Bonds (Þ) 400 7.500 06/01/59 428
Louisiana Public Facilities Authority Revenue Bonds (Þ) 275 6.000 06/15/59 280
Louisiana Public Facilities Authority Revenue Bonds 2,120 5.500 09/01/59 2,142
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 103
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 151
Louisiana Public Facilities Authority Revenue Bonds 8,140 5.000 09/01/66 7,732
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 110
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 136
Plaquemines Port Harbor and Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 458
Port New Orleans Board of Commissioners Revenue Bonds (µ) 260 5.500 04/01/51 279
Port New Orleans Board of Commissioners Revenue Bonds (µ) 240 5.500 04/01/54 257
20,186
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê)(Þ) 275 4.625 12/01/47 273
Maine Health and Higher Educational Facilities Authority Revenue Bonds 25 4.000 07/01/46 19
Maine Health and Higher Educational Facilities Authority Revenue Bonds 495 5.000 07/01/46 431
Maine Health and Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 505
Maine Health and Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 113
1,341
Maryland - 1.3%
City of Baltimore Revenue Bonds 100 5.000 09/01/28 102
City of Baltimore Revenue Bonds 150 5.000 09/01/35 151
City of Baltimore Revenue Bonds 300 5.000 09/01/38 302
City of Baltimore Revenue Bonds 180 5.000 09/01/39 180
City of Baltimore Revenue Bonds 735 5.000 09/01/42 732
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,066
City of Baltimore Revenue Bonds 130 5.000 06/01/51 128
City of Baltimore Tax Allocation (Þ) 100 3.500 06/01/39 87
City of Baltimore Tax Allocation (Þ) 100 3.625 06/01/46 82
City of Brunswick Special Tax 100 5.000 07/01/36 103
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 180
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 301
County of Baltimore Revenue Bonds 150 4.000 01/01/45 132
County of Baltimore Revenue Bonds 865 4.000 01/01/50 734
County of Frederick Special Tax (Þ) 225 4.000 07/01/50 195
County of Frederick Tax Allocation (Þ) 1,985 4.625 07/01/43 1,818
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 338
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 294
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,009
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 71
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/47 5,054
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,625 5.000 07/01/48 3,781
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 91
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 226
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,025
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,450
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/55 2,472
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 530
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 315
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 601
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,260
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,324
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 92
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 100
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 100
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 327
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 247
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 176
30,301
Massachusetts - 1.1%
Commonwealth of Massachusetts General Obligation Limited 1,500 5.000 10/01/51 1,576
Commonwealth of Massachusetts General Obligation Limited 560 5.000 05/01/53 583
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 575 5.250 07/01/48 620
Massachusetts Development Finance Agency Revenue Bonds 1,525 8.500 10/01/26 1,526
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,593
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,004
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 978
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 103
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 954
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,159
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 135
Massachusetts Development Finance Agency Revenue Bonds 3,585 5.000 07/01/44 3,486
Massachusetts Development Finance Agency Revenue Bonds 1,405 6.000 09/01/45 1,514
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 153
Massachusetts Development Finance Agency Revenue Bonds 4,000 5.000 10/01/48 3,805
Massachusetts Development Finance Agency Revenue Bonds 175 5.250 07/01/50 178
Massachusetts Development Finance Agency Revenue Bonds 225 6.000 07/01/50 241
Massachusetts Development Finance Agency Revenue Bonds 510 5.500 08/15/50 534
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 216
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 259
Massachusetts Development Finance Agency Revenue Bonds 2,000 4.500 07/01/54 1,832
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 07/01/54 92
Massachusetts Development Finance Agency Revenue Bonds 650 5.250 07/01/55 654
Massachusetts Educational Financing Authority Revenue Bonds 280 2.000 07/01/37 231
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,286
24,712
Michigan - 1.9%
City of Detroit General Obligation Limited (~)(Ê) 6,264 4.000 04/01/44 5,011
City of Detroit General Obligation Limited (~)(Ê) 600 4.000 04/01/44 480
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,038
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 109
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 326
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 46
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,030

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
488 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 686
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 501
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 322
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 369
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 70
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 69
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 111
City of Detroit General Obligation Unlimited 1,015 5.500 04/01/45 1,049
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 784
City of Detroit General Obligation Unlimited 1,900 5.000 04/01/50 1,908
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 884
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 125 5.000 05/15/37 128
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 375 5.000 05/15/44 369
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 98
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 100
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 301
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 88
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 21
Michigan Finance Authority Revenue Bonds 1,130 4.000 02/01/29 1,130
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,639
Michigan Finance Authority Revenue Bonds 390 3.267 06/01/39 375
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 87
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 89
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 661
Michigan Finance Authority Revenue Bonds 1,375 5.000 10/01/44 1,316
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,434
Michigan Finance Authority Revenue Bonds 1,025 4.000 09/01/45 828
Michigan Finance Authority Revenue Bonds 1,779 5.500 11/15/45 1,498
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 86
Michigan Finance Authority Revenue Bonds 430 5.000 02/01/47 399
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 19
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 288
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 79
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 221
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,456
Michigan Finance Authority Revenue Bonds 17,355
Zero
coupon 06/01/65 1,659
Michigan Mathematics and Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,000
Michigan Strategic Fund Revenue Bonds 200 5.000 05/15/37 204
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 980
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 99
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 414
Michigan Strategic Fund Revenue Bonds 4,500 5.000 06/30/48 4,493
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 300
Michigan Tobacco Settlement Finance Authority Revenue Bonds 9,690
Zero
coupon 06/01/46 1,355

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255
Zero
coupon 06/01/52 522
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 864
State of Michigan Trunk Line Revenue Bonds 3,500 5.250 11/15/49 3,738
Summit Academy North Revenue Bonds 555 2.250 11/01/26 542
Tipton Academy Revenue Bonds 305 4.000 06/01/51 227
Universal Academy Revenue Bonds 500 4.000 12/01/31 499
44,507
Minnesota - 0.5%
City of Apple Valley Revenue Bonds 100 5.625 09/01/65 101
City of Bethel Revenue Bonds 1,000 5.000 07/01/59 928
City of Eagan Revenue Bonds (Þ) 100 6.250 02/01/45 99
City of Eagan Revenue Bonds (Þ) 100 6.375 02/01/55 98
City of Eagan Revenue Bonds (Þ) 100 6.500 02/01/65 98
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 504
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,008
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,424
City of St. Cloud Revenue Bonds 125 4.000 05/01/49 112
City of St. Cloud Revenue Bonds 435 5.000 05/01/54 445
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 90
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 385
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 187
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,519
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,431
Duluth Independent School District No. 709 Certificate of Participation (ae) 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation (ae) 705 4.200 03/01/34 720
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 89
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 89
St. Paul Housing and Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 142
St. Paul Housing and Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 233
St. Paul Housing and Redevelopment Authority Revenue Bonds 200 5.500 12/01/57 195
11,973
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Æ)(Ê)(Ø)(Þ) 830 4.000 10/15/30 747
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 913
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 965
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 837
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 870
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 170
4,502
Missouri - 1.3%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 200
Branson Industrial Development Authority Tax Allocation 75 5.500 06/01/29 75
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,650 4.000 03/01/41 1,636
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 139
Cape Girardeau County Industrial Development Authority Tax Allocation (Þ) 500 5.750 05/01/54 467
City of St. Louis Industrial Development Authority (The) Revenue Bonds 470 4.875 06/15/34 471
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.000 05/15/41 202
City of St. Louis Industrial Development Authority (The) Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,313

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
490 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St. Louis Industrial Development Authority (The) Revenue Bonds 250 4.750 11/15/47 210
City of St. Louis Industrial Development Authority (The) Revenue Bonds 200 5.750 06/15/54 200
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 246
Joplin Industrial Development Authority Revenue Bonds 70 3.500 11/01/40 66
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 174
Kansas City Industrial Development Authority Revenue Bonds (Þ) 250 5.000 06/01/54 237
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,750 5.000 02/01/40 1,745
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 411
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 237
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 385 2.500 06/01/36 385
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 12,000 3.180 05/15/38 12,000
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 898
Missouri State Health and Educational Facilities Authority Revenue Bonds (Þ) 3,000 6.000 10/01/45 3,018
Missouri State Health and Educational Facilities Authority Revenue Bonds 250 5.500 06/15/47 256
Missouri State Health and Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 151
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,200 5.000 12/01/52 1,237
Missouri State Health and Educational Facilities Authority Revenue Bonds 130 5.250 02/01/54 129
Newco Transportation Development District Revenue Bonds 375 6.250 11/01/54 374
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 112
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 649
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 446
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 401
University City Industrial Development Authority Revenue Bonds 195 4.875 06/15/36 196
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 507
29,788
Montana - 0.2%
City of Kalispell Revenue Bonds 600 6.000 05/15/60 621
County of Gallatin Revenue Bonds (Þ) 230 4.000 10/15/41 162
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 678
County of Gallatin Revenue Bonds (Þ) 1,125 1.000 10/15/55 923
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,550
3,934
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,020
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 530
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 368
City of Las Vegas NV Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 65
City of Las Vegas NV Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 49
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 50
City of Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 14
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 22
City of Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 22
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 38
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 67
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,115 5.000 12/01/49 1,091
City of North Las Vegas NV Special Assessment (Þ) 430 6.750 06/01/55 433
City of Sparks Special Improvement District No. 1 Special Assessment 500 5.125 06/01/54 476
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 41

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 25
Las Vegas Convention and Visitors Authority Revenue Bonds 155 5.000 07/01/43 159
State of Nevada Department of Business and Industry Revenue Bonds 1,100 5.000 07/15/37 1,101
State of Nevada Department of Business and Industry Revenue Bonds (~)(ae)(Ê)(Þ) 1,425 9.500 01/01/65 1,128
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,044
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 166
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 172
8,081
New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 400 2.950 04/01/29 383
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500 5.625 02/01/30 502
New Hampshire Business Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/01/31 337
New Hampshire Business Finance Authority Revenue Bonds (Þ) 478 5.375 12/01/31 480
New Hampshire Business Finance Authority Revenue Bonds (Þ) 750 5.300 12/01/32 751
New Hampshire Business Finance Authority Revenue Bonds (Þ) 450 5.875 12/15/32 453
New Hampshire Business Finance Authority Revenue Bonds (Þ) 139 4.875 12/01/33 139
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,125
Zero
coupon 12/15/33 696
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,185 5.625 12/15/33 1,214
New Hampshire Business Finance Authority Revenue Bonds (Þ) 800 5.875 12/15/33 806
New Hampshire Business Finance Authority Revenue Bonds (Þ) 5,745 6.890 04/01/34 6,083
New Hampshire Business Finance Authority Revenue Bonds (Þ) 900
Zero
coupon 12/01/34 509
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,552 5.375 12/15/35 1,551
New Hampshire Business Finance Authority Revenue Bonds (Þ) 485 6.250 12/15/38 503
New Hampshire Business Finance Authority Revenue Bonds 982 4.250 07/20/41 979
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 149
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 428
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 352
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 819
New Hampshire Business Finance Authority Revenue Bonds 1,080 6.000 08/01/65 1,091
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 405
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 876
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 506
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 967
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,006
21,985
New Jersey - 3.3%
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 451
Atlantic City General Obligation Unlimited 160 5.000 12/01/28 160
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 519
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 710
New Jersey Economic Development Authority Revenue Bonds 2,290 5.250 09/15/29 2,291
New Jersey Economic Development Authority Revenue Bonds 500 5.625 11/15/30 501
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 501
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 503
New Jersey Economic Development Authority Revenue Bonds (Þ) 875 6.375 01/01/35 903
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 560
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 203

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
492 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 125 5.000 06/15/42 128
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,138
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,199
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 93
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 952
New Jersey Economic Development Authority Revenue Bonds 2,000 5.000 10/01/47 2,003
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,191
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 142
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 360
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Health Care Facilities Financing Authority Revenue Bonds 520 5.250 07/01/49 558
New Jersey Health Care Facilities Financing Authority Revenue Bonds 435 4.125 07/01/54 402
New Jersey Health Care Facilities Financing Authority Revenue Bonds 110 5.250 07/01/54 118
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400
Zero
coupon 12/15/26 1,353
New Jersey Transportation Trust Fund Authority Revenue Bonds 600
Zero
coupon 12/15/29 531
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 470
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400
Zero
coupon 12/15/30 2,067
New Jersey Transportation Trust Fund Authority Revenue Bonds 910
Zero
coupon 12/15/32 720
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500
Zero
coupon 12/15/33 387
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 477
New Jersey Transportation Trust Fund Authority Revenue Bonds 100
Zero
coupon 12/15/34 73
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975
Zero
coupon 12/15/35 2,068
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,125
Zero
coupon 12/15/35 2,172
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 388
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255
Zero
coupon 12/15/36 2,154
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425
Zero
coupon 12/15/36 2,267
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 484
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235
Zero
coupon 12/15/37 4,567
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,379
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750
Zero
coupon 12/15/38 1,651
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 324
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.000 06/15/41 500
New Jersey Transportation Trust Fund Authority Revenue Bonds 510 5.000 06/15/42 523
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,590
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 157
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 61
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 4.125 06/15/55 2,803
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.250 06/15/55 3,177
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,742
Passaic County Improvement Authority (The) Revenue Bonds 80 4.500 07/01/40 79
Passaic County Improvement Authority (The) Revenue Bonds 55 5.000 07/01/44 55
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,438
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,347
South Jersey Port Corp. Revenue Bonds 1,100 5.000 01/01/48 1,102
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,019
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,008
Tobacco Settlement Financing Corp. Revenue Bonds 3,970 5.000 06/01/46 3,877
Union County Improvement Authority Revenue Bonds (Þ) 96 6.000 12/01/25 95
Union County Improvement Authority Revenue Bonds (Þ) 1,054 6.750 12/01/41 646
77,739
New Mexico - 0.1%
Village of Los Ranchos de Albuquerque Revenue Bonds 500 4.000 09/01/40 494
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 1,000 4.250 05/01/40 934
1,428
New York - 7.0%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 94
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 195
Brooklyn Arena Local Development Corp. Revenue Bonds 2,730 5.000 07/15/42 2,730
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 135 3.000 07/15/43 105
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 358
Brooklyn Arena Local Development Corp. Revenue Bonds 435
Zero
coupon 07/15/46 147
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 2,500 6.375 05/01/55 2,626
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 95
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 171
Build NYC Resource Corp. Revenue Bonds 450 4.000 06/15/36 441
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 514
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/49 93
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 78
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 297
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 83
Build NYC Resource Corp. Revenue Bonds 80 5.000 07/01/52 78
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 151
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 98
Build NYC Resource Corp. Revenue Bonds 500 5.500 07/01/55 511
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 88
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 44
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 81
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 379
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 149
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 109
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.000 07/01/60 513
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 506
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 97
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 1,998
Dutchess County Local Development Corp. Revenue Bonds 725 5.000 07/01/45 724
Dutchess County Local Development Corp. Revenue Bonds 2,175 5.000 07/01/46 2,160
Dutchess County Local Development Corp. Revenue Bonds 1,775 5.000 07/01/51 1,766
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 161

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
494 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,902
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 482
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 499
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 690
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 552
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 935
Metropolitan Transportation Authority Revenue Bonds 125 5.000 11/15/25 125
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 143
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 323
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 51
Metropolitan Transportation Authority Revenue Bonds 40
Zero
coupon 11/15/40 21
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 371
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,422
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 505
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,543
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,328
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 184
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,883
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 814
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 295
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,157
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 694
New York City Housing Development Corp. Revenue Bonds 500 5.250 12/15/31 515
New York City Industrial Development Agency Revenue Bonds (µ) 1,665 3.000 01/01/46 1,297
New York City Industrial Development Agency Revenue Bonds 125 3.000 03/01/49 91
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,037
New York City Transitional Finance Authority Revenue Bonds 425 5.250 05/01/48 457
New York Counties Tobacco Trust IV Revenue Bonds 9,455
Zero
coupon 06/01/60 428
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 325
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,900
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 785
New York Liberty Development Corp. Revenue Bonds (Þ) 11,430 5.000 11/15/44 11,410
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,602
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,877
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 907
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 400
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,124
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/45 245
New York State Dormitory Authority Revenue Bonds (µ) 720 3.000 09/01/50 534
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 378
New York State Dormitory Authority Revenue Bonds 420 5.000 03/15/51 441
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 496
New York State Dormitory Authority Revenue Bonds 440 5.000 05/01/52 446
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,766
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,332
New York State Dormitory Authority Revenue Bonds 400 5.250 05/01/54 419
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 806

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 4.250 09/01/50 252
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 261
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,415
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,160
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 387
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,580
New York State Urban Development Corp. Revenue Bonds 1,650 5.000 03/15/52 1,722
New York Transportation Development Corp. Revenue Bonds 35 2.250 08/01/26 34
New York Transportation Development Corp. Revenue Bonds 370 5.000 08/01/26 370
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,941
New York Transportation Development Corp. Revenue Bonds 250 3.000 08/01/31 236
New York Transportation Development Corp. Revenue Bonds 615 5.000 08/01/31 615
New York Transportation Development Corp. Revenue Bonds 1,095 5.250 08/01/31 1,141
New York Transportation Development Corp. Revenue Bonds 100 5.000 01/01/34 102
New York Transportation Development Corp. Revenue Bonds 3,000 5.000 12/01/34 3,246
New York Transportation Development Corp. Revenue Bonds 1,745 5.000 10/01/35 1,823
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 1,998
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 805
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,685
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,580
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 659
New York Transportation Development Corp. Revenue Bonds 1,035 5.000 10/01/40 1,056
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,641
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 375
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,481
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 870
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 748
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,426
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.000 06/30/54 2,519
New York Transportation Development Corp. Revenue Bonds 7,235 5.500 06/30/54 7,383
New York Transportation Development Corp. Revenue Bonds 2,225 6.000 06/30/54 2,322
New York Transportation Development Corp. Revenue Bonds 4,000 5.500 12/31/54 4,066
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,586
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 4,067
New York Transportation Development Corp. Revenue Bonds 4,900 5.500 12/31/60 4,983
Niagara Area Development Corp. Revenue Bonds 250 5.000 07/01/52 207
Nuveen AMT-Free Municipal Credit Income Fund Tax-Exempt Preferreds (~)(Ê) 2,300 2.900 03/01/29 2,300
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 88
Oneida County Local Development Corp. Revenue Bonds 375 4.000 07/01/39 319
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 178
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Oneida Indian Nation of New York Revenue Bonds (Þ) 700 6.000 09/01/43 746
Onondaga Civic Development Corp. Revenue Bonds 100 5.000 08/01/32 97
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 87
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 87
Orange County Funding Corp. Revenue Bonds 100 5.000 07/01/42 74
Port Authority of New York and New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,506

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Authority of New York and New Jersey Revenue Bonds 200 5.500 08/01/52 211
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,227
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,218
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,706
Triborough Bridge and Tunnel Authority Sales Tax Revenue Bonds 1,850 4.250 05/15/58 1,772
TSASC, Inc. Revenue Bonds 350 5.000 06/01/48 307
Westchester County Industrial Development Agency Revenue Bonds (Þ) 350 7.000 06/01/46 360
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 97
Westchester County Local Development Corp. Revenue Bonds 170 5.000 11/01/34 161
Westchester County Local Development Corp. Revenue Bonds 1,000 7.250 11/01/45 1,080
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 109
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,046
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 106
Westchester County Local Development Corp. Revenue Bonds 2,075 7.500 11/01/55 2,225
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 103
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 251
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 92
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 69
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 91
165,280
North Carolina - 0.8%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,042
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 265
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 325
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 514
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 996
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,937
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 95
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 949
North Carolina Medical Care Commission Revenue Bonds 1,100 5.000 09/01/49 1,071
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 265
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 331
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,582
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 582
North Carolina Medical Care Commission Revenue Bonds 1,335 5.000 09/01/54 1,292
North Carolina Medical Care Commission Revenue Bonds 350 5.250 01/01/55 355
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,058
North Carolina Turnpike Authority Revenue Bonds (µ) 4,360 5.000 01/01/58 4,471
18,151
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 447
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 143
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,017
City of Horace General Obligation Unlimited 250 4.850 08/01/26 250
City of Horace General Obligation Unlimited 150 5.000 05/01/50 151
County of Burleigh Revenue Bonds 395 5.200 04/15/46 368

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 985
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,253
5,614
Ohio - 4.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,078
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 454
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 171
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,800 3.000 06/01/48 1,284
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,505
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 31,855 5.000 06/01/55 26,720
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915
Zero
coupon 06/01/57 2,726
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 100
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 140
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,246
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 906
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 150 5.875 01/01/49 151
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,561
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 78
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 165
Columbus Regional Airport Authority Revenue Bonds 3,000 5.500 01/01/50 3,196
Columbus-Franklin County Finance Authority Revenue Bonds 1,370 4.000 11/15/38 1,346
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 606
County of Darke Revenue Bonds 200 4.000 09/01/40 178
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 75 5.000 09/01/49 71
County of Franklin Revenue Bonds 400 5.250 07/01/41 420
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,130
County of Franklin Revenue Bonds 1,195 5.250 11/15/55 1,071
County of Lucas Hospital Revenue Bonds 120 4.000 11/15/45 98
County of Lucas Hospital Revenue Bonds 5,500 5.250 11/15/48 5,393
County of Muskingum Revenue Bonds 200 5.000 02/15/48 187
Cuyahoga County Hospital Revenue Bonds 155 5.000 05/15/32 155
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 225
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,108
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 393
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 982
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,033
Cuyahoga County Hospital Revenue Bonds 3,420 5.500 02/15/57 3,421
Dayton-Montgomery County Port Authority Revenue Bonds 930 5.000 12/01/44 935
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 1,000
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,057
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 21
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 22
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds (Þ) 445 4.250 01/15/38 419
Ohio Air Quality Development Authority Revenue Bonds (Þ) 4,365 4.500 01/15/48 3,995
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,343
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,863

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 976
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 206
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,516
Ohio Higher Educational Facility Commission Revenue Bonds 1,300 5.000 12/01/50 1,217
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 281
Ohio Housing Finance Agency Revenue Bonds (Þ) 250 5.700 08/01/43 259
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,212
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 366
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 115 4.250 12/01/50 108
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 180
Port of Greater Cincinnati Development Authority Tax Allocation 3,000 5.000 12/01/44 3,000
Port of Greater Cincinnati Development Authority Tax Allocation 600 5.000 11/01/51 587
Port of Greater Cincinnati Development Authority Tax Allocation 250 5.125 12/01/55 243
State of Ohio Revenue Bonds (Þ) 610 5.000 12/01/38 601
State of Ohio Revenue Bonds 350 3.000 01/15/45 267
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,704
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 249
State of Ohio Revenue Bonds 25 4.000 01/15/50 21
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 925
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 89
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 907
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/51 85
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 120
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,019
93,232
Oklahoma - 0.5%
Broken Arrow Economic Development Authority Tax Allocation 415 6.625 06/01/45 422
Broken Arrow Economic Development Authority Tax Allocation 900 6.750 06/01/50 909
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 200
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 446
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,832
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 948
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Airports Improvement Trust Revenue Bonds 2,875 6.250 12/01/35 3,297
Tulsa Airports Improvement Trust Revenue Bonds 375 6.250 12/01/40 412
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 503
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 690 4.000 12/01/43 606
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,021
Wagoner County Development Authority/OK Revenue Bonds 250 6.750 05/01/40 258
12,479
Oregon - 0.3%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 645
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 452
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 338
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,438
Medford Hospital Facilities Authority Revenue Bonds (µ) 100 3.000 08/15/50 74
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 188
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 1,001

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 927
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 798
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,596
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 105
7,617
Pennsylvania - 4.3%
Adams County General Authority Revenue Bonds 575 5.000 08/15/50 591
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,546
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 866
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,719
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 240
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 800 3.000 06/15/31 771
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 88
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 78
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 76
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,165 5.000 05/01/28 1,182
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 5.250 05/01/32 733
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 100 5.500 05/01/32 108
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,022
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,451
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 680 5.250 05/01/42 689
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 865 6.000 05/01/42 902
Berks County Municipal Authority (The) Revenue Bonds 195 6.000 06/30/34 206
Berks County Municipal Authority (The) Revenue Bonds 391 8.000 06/30/34 390
Berks County Municipal Authority (The) Revenue Bonds 3,182 5.000 06/30/39 2,828
Berks County Municipal Authority (The) Revenue Bonds 1,488 1.000 06/30/44 1,041
Berks County Municipal Authority (The) Revenue Bonds 1,175 5.000 10/01/49 1,024
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,615
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 610
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 2,204
Cheltenham Township Industrial Development Authority Revenue Bonds 985 5.000 04/01/44 976
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 204
Chester County Health and Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 625
Chester County Health and Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,807
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,008
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 2,014
Chester County Industrial Development Authority Revenue Bonds (Þ) 800 4.500 10/01/49 721
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,190
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 252
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,065 4.500 10/01/54 953
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,772
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 301
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,315
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,514

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 722
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 770
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,031
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,310
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 42
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 166
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 2,000 5.000 12/01/38 1,966
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 93
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 89
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 449
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 133
Geisinger Authority Revenue Bonds (~)(Ê) 100 4.461 05/01/37 100
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 71
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,812
Hospitals and Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 500 5.000 07/01/34 506
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 945
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 983
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 628
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,235
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,005
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 584
Lancaster Municipal Authority Healthcare Revenue Bonds 100 5.000 12/01/55 97
Lancaster Municipal Authority Healthcare Revenue Bonds 530 5.000 05/01/59 509
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 329
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 103
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 98
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 830
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 385 5.250 07/01/44 377
Mercer County Industrial Development Authority Revenue Bonds (Þ) 365 6.125 10/01/50 275
Monroe County Industrial Development Authority Tax Allocation 200 5.000 07/01/31 213
Monroe County Industrial Development Authority Tax Allocation 125 5.000 07/01/33 128
Montgomery County Higher Education and Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,525
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,637
Northeastern Pennsylvania Hospital and Education Authority Revenue Bonds 175 5.000 05/01/44 174
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,550 5.250 12/01/37 2,571
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 325 5.250 12/01/38 328
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 970
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,251
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 255
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,642
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 130
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 204

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 8,765
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 152
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 126
Pennsylvania Economic Development Financing Authority Revenue Bonds (µ) 500 5.000 12/31/57 496
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 711
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,467
Pennsylvania Higher Education Assistance Agency Revenue Bonds 2,500 5.500 06/01/52 2,578
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 250 4.000 05/01/32 210
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 225 5.000 05/01/37 181
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 256
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,021
Philadelphia Authority for Industrial Development Revenue Bonds 10 3.500 05/01/32 8
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 944
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 101
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 903
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 192
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 2,075 6.250 05/01/42 1,756
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 755
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 148
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 138
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 143
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê) 1,300 3.850 07/01/54 1,300
Scranton Redevelopment Authority Revenue Bonds 55 5.000 11/15/28 55
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 2,025
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 201
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 332
Washington County Redevelopment Authority Tax Allocation 140 5.000 07/01/28 142
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 356
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 471
99,992
Puerto Rico - 7.0%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,323
Commonwealth of Puerto Rico General Obligation Unlimited 653 5.625 07/01/29 693
Commonwealth of Puerto Rico General Obligation Unlimited 2,212 5.750 07/01/31 2,429
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,606
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,402
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,851
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 805
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,334
Commonwealth of Puerto Rico General Obligation Unlimited 4,337 4.000 07/01/46 3,762
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 13,550 1.000 11/01/43 8,630
Commonwealth of Puerto Rico Notes (~)(Ê) 5,055 1.000 11/01/51 1,759
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 2,492 1.000 11/01/51 1,470
Commonwealth of Puerto Rico Notes (~)(Æ)(Ê)(Ø) 5,670 1.000 11/01/51 3,731
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 7,569 7.500 08/20/40 7,359
HTA CL 6 Trust Revenue Bonds 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 571
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 400 5.000 07/01/30 415

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,881
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,623
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,480 4.000 07/01/42 4,139
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,700
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 12,035 5.000 07/01/47 11,773
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 427
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/20 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/21 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/21 66
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/24 131
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 100 5.250 07/01/25 66
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 509
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 885 5.250 07/01/26 581
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.000 07/01/27 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,905 5.250 07/01/27 1,251
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,370 5.000 07/01/28 2,214
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 150 5.250 07/01/28 99
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 2,560 3.539 07/01/29 2,317
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.250 07/01/30 33
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 755
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,812
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 100
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 190 6.050 07/01/32 125
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 350
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 200 5.250 07/01/33 131
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 89
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 805 5.250 07/01/35 529
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,520 6.750 07/01/36 998
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 213
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,675 5.500 07/01/38 2,414
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,305 5.250 07/01/40 2,828
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,965 5.000 07/01/42 1,291
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,115 7.000 07/01/43 732
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 50 5.375 07/01/49 33
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 150 6.250 01/01/40 171
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/41 114
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 200 6.500 01/01/42 230
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 600 6.750 01/01/45 687
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 225 6.750 01/01/46 256
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 282
Zero
coupon 07/01/27 267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273
Zero
coupon 07/01/29 241
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 276
Zero
coupon 07/01/31 225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 281
Zero
coupon 07/01/33 211

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,649 4.329 07/01/40 8,409
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 65,134
Zero
coupon 07/01/46 22,539
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,717
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 19,794
Zero
coupon 07/01/51 4,886
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 29
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,824 4.750 07/01/53 5,488
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,294 4.784 07/01/58 9,653
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 21,385 5.000 07/01/58 20,756
165,324
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds (~)(Ê) 485 2.500 09/01/43 485
Rhode Island Health and Educational Building Corp. Revenue Bonds 525 5.250 05/15/49 537
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 988
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 525
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 652
Tobacco Settlement Financing Corp. Revenue Bonds 250 5.000 06/01/50 245
Tobacco Settlement Financing Corp. Revenue Bonds 15,450
Zero
coupon 06/01/52 2,204
5,636
South Carolina - 0.7%
County of Berkeley Special Assessment Revenue Bonds 395 4.000 11/01/30 390
County of Berkeley Special Assessment Revenue Bonds 2,250 4.250 11/01/40 2,020
County of Lancaster Special Assessment Revenue Bonds (Þ) 100 6.000 06/01/45 104
County of Lancaster Special Assessment Revenue Bonds (Þ) 150 6.200 06/01/55 156
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 02/01/54 1,086
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 100 5.125 06/15/42 95
South Carolina Jobs-Economic Development Authority Revenue Bonds 215 5.000 11/15/47 209
South Carolina Jobs-Economic Development Authority Revenue Bonds 180 5.500 11/01/49 194
South Carolina Jobs-Economic Development Authority Revenue Bonds 270 5.500 11/01/50 291
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 445
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,377
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 567
South Carolina Jobs-Economic Development Authority Revenue Bonds 225 5.750 11/15/54 227
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 370
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,885
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,307
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,039
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 250
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,655
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 753
15,420
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,748
County of Lincoln Revenue Bonds 75 4.000 08/01/56 58
County of Lincoln Revenue Bonds 650 4.000 08/01/61 486
2,292

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tennessee - 0.3%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 500 4.000 08/01/36 505
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,032
Greenville Health and Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 268
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 263
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 236
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 100
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (µ) 1,500 4.000 05/01/51 1,307
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 170
Zero
coupon 06/01/43 73
Metropolitan Government Nashville and Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 84
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 100 5.000 06/01/44 96
Shelby County Health and Educational Facilities Board Revenue Bonds (Þ) 225 5.250 06/01/56 213
6,177
Texas - 5.4%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 24
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 44
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,408
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 41
Arlington Higher Education Finance Corp. Revenue Bonds 800 5.000 08/15/48 729
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 381
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 61
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 914
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 92
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 95
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 92
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 90
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 505
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 90
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bexar County Health Facilities Development Corp. Revenue Bonds 910 5.000 07/15/37 891
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 698
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 63
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 46
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 609 10.000 06/01/42 108
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 480
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 973
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,931
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 503
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 969
City of Alvarado Special Assessment Revenue Bonds (Þ) 100 6.000 09/01/54 103
City of Anna Special Assessment Revenue Bonds (Þ) 504 5.000 09/15/51 421
City of Anna Special Assessment Revenue Bonds (Þ) 175 6.000 09/01/52 174
City of Anna Special Assessment Revenue Bonds (Þ) 200 7.375 09/15/52 207

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Anna Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/53 125
City of Anna Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/54 99
City of Arlington Tax Allocation 920 4.000 08/15/41 837
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 122
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 191
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 126
City of Aubrey Special Assessment (Þ) 260 5.625 12/31/55 246
City of Austin Special Assessment Revenue Bonds (Þ) 230 5.125 11/01/33 235
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.500 11/01/51 97
City of Austin Special Assessment Revenue Bonds (Þ) 100 5.250 11/01/53 96
City of Balch Springs Special Assessment Revenue Bonds (Þ) 125 5.875 09/15/54 128
City of Bee Cave Special Assessment Revenue Bonds (Þ) 99 4.125 09/01/26 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/41 99
City of Bee Cave Special Assessment Revenue Bonds (Þ) 122 5.250 09/01/51 119
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/45 102
City of Boyd Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/55 102
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.625 09/01/45 502
City of Buda Special Assessment Revenue Bonds (Þ) 250 6.000 09/01/55 247
City of Buda Special Assessment Revenue Bonds (Þ) 500 6.750 09/01/55 490
City of Celina Special Assessment Revenue Bonds (Þ) 25 2.750 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.500 09/01/26 25
City of Celina Special Assessment Revenue Bonds (Þ) 25 3.250 09/01/31 24
City of Celina Special Assessment Revenue Bonds (Þ) 28 4.000 09/01/31 28
City of Celina Special Assessment Revenue Bonds (µ) 1,020 3.000 09/01/35 947
City of Celina Special Assessment Revenue Bonds (Þ) 125 4.125 09/01/39 115
City of Celina Special Assessment Revenue Bonds (µ) 1,955 2.625 09/01/40 1,510
City of Celina Special Assessment Revenue Bonds (Þ) 72 3.500 09/01/41 57
City of Celina Special Assessment Revenue Bonds (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment Revenue Bonds (Þ) 55 3.375 09/01/42 43
City of Celina Special Assessment Revenue Bonds (Þ) 100 6.250 09/01/42 100
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/43 88
City of Celina Special Assessment Revenue Bonds (Þ) 150 5.125 09/01/44 148
City of Celina Special Assessment Revenue Bonds (Þ) 300 5.500 09/01/45 304
City of Celina Special Assessment Revenue Bonds (Þ) 1,845 4.375 09/01/49 1,536
City of Celina Special Assessment Revenue Bonds (Þ) 131 4.000 09/01/51 99
City of Celina Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/51 83
City of Celina Special Assessment Revenue Bonds (Þ) 90 4.500 09/01/51 76
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.000 09/01/51 95
City of Celina Special Assessment Revenue Bonds (Þ) 255 4.000 09/01/52 194
City of Celina Special Assessment Revenue Bonds 100 5.250 09/01/52 94
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.625 09/01/52 98
City of Celina Special Assessment Revenue Bonds (Þ) 130 5.750 09/01/52 130
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.500 09/01/52 125
City of Celina Special Assessment Revenue Bonds (Þ) 650 6.750 09/01/52 656
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 91
City of Celina Special Assessment Revenue Bonds (Þ) 175 5.500 09/01/53 173
City of Celina Special Assessment Revenue Bonds (Þ) 140 6.000 09/01/53 144
City of Celina Special Assessment Revenue Bonds (Þ) 125 6.125 09/01/53 126

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment Revenue Bonds (Þ) 200 5.500 09/01/54 200
City of Celina Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/54 99
City of Celina Special Assessment Revenue Bonds (Þ) 730 5.625 09/01/55 728
City of Corpus Christi Special Assessment 100 6.125 09/15/44 97
City of Corpus Christi Special Assessment 175 6.500 09/15/54 170
City of Crandall Special Assessment Revenue Bonds (Þ) 222 6.125 09/15/32 231
City of Crandall Special Assessment Revenue Bonds (Þ) 240 4.250 09/15/41 219
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.000 09/15/41 98
City of Crandall Special Assessment Revenue Bonds (Þ) 75 5.250 09/15/45 74
City of Crandall Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/51 87
City of Crandall Special Assessment Revenue Bonds (Þ) 100 5.250 09/15/51 96
City of Crandall Special Assessment Revenue Bonds (Þ) 500 6.125 09/15/52 510
City of Crandall Special Assessment Revenue Bonds (Þ) 175 6.750 09/15/52 179
City of Crandall Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/55 125
City of Dayton Special Assessment Revenue Bonds (Þ) 105 5.250 09/01/52 105
City of Dayton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/52 100
City of Dayton Special Assessment Revenue Bonds (Þ) 150 5.750 09/01/54 148
City of Dayton Special Assessment Revenue Bonds (Þ) 200 6.250 09/01/54 200
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/45 100
City of Decatur Special Assessment Revenue Bonds (Þ) 200 6.875 09/15/54 207
City of Decatur Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/55 99
City of Decatur Special Assessment Revenue Bonds (Þ) 100 6.375 09/15/55 99
City of Dorchester Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/44 97
City of Dorchester Special Assessment Revenue Bonds (Þ) 131 7.000 09/15/44 126
City of Dorchester Special Assessment Revenue Bonds (Þ) 150 6.250 09/15/54 142
City of Dorchester Special Assessment Revenue Bonds (Þ) 146 7.250 09/15/54 137
City of Dripping Springs Special Assessment (Þ) 70 5.250 09/01/54 63
City of Elmendorf Special Assessment Revenue Bonds (Þ) 272 4.000 09/01/51 217
City of Fate Special Assessment Revenue Bonds (Þ) 100 3.750 08/15/41 91
City of Fate Special Assessment Revenue Bonds (Þ) 110 4.000 08/15/51 96
City of Fate Special Assessment Revenue Bonds (Þ) 105 4.375 08/15/52 85
City of Fate Special Assessment Revenue Bonds (Þ) 225 6.000 08/15/52 232
City of Fate Special Assessment Revenue Bonds (Þ) 100 5.375 08/15/53 98
City of Forney Special Assessment Revenue Bonds (Þ) 627 6.500 09/15/53 655
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 151
City of Friendswood Special Assessment Revenue Bonds 600 7.000 09/15/54 583
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/42 89
City of Georgetown Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/47 87
City of Granbury Special Assessment Revenue Bonds 150 7.250 09/15/45 151
City of Granbury Special Assessment Revenue Bonds 375 7.500 09/15/55 376
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 551
City of Hackberry Special Assessment Revenue Bonds 100 5.000 09/01/44 98
City of Hackberry Special Assessment Revenue Bonds 145 5.000 09/01/47 134
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.375 09/01/49 167
City of Haslet Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 154
City of Houston Airport System Revenue Bonds 695 5.000 07/01/27 707
City of Houston Airport System Revenue Bonds 420 5.000 07/15/27 427
City of Houston Airport System Revenue Bonds 3,915 5.000 07/15/28 4,020

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Airport System Revenue Bonds 410 5.000 07/01/29 410
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 100
City of Houston Airport System Revenue Bonds 1,200 5.000 07/15/35 1,200
City of Houston Airport System Revenue Bonds 1,400 5.500 07/15/38 1,502
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 519
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 483
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/44 99
City of Huntsville Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 97
City of Hutto Special Assessment Revenue Bonds (Þ) 705 5.125 09/01/45 686
City of Hutto Special Assessment Revenue Bonds (Þ) 200 4.000 09/01/51 169
City of Hutto Special Assessment Revenue Bonds (Þ) 296 4.000 09/01/56 222
City of Hutto Special Assessment Revenue Bonds (Þ) 170 5.625 09/01/58 163
City of Justin Special Assessment Revenue Bonds (Þ) 255 5.500 09/01/47 256
City of Justin Special Assessment Revenue Bonds (Þ) 802 5.750 09/01/53 797
City of Justin Special Assessment Revenue Bonds (Þ) 100 6.125 09/01/55 104
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.250 09/15/44 120
City of Kaufman Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Kaufman Special Assessment Revenue Bonds (Þ) 125 5.500 09/15/54 118
City of Kyle Special Assessment Revenue Bonds (Þ) 216 4.375 09/01/32 216
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 95
City of Kyle Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/41 84
City of Kyle Special Assessment Revenue Bonds 160 5.000 09/01/42 151
City of Kyle Special Assessment Revenue Bonds (Þ) 200 5.250 09/01/43 195
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 93
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/47 99
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/50 99
City of Kyle Special Assessment Revenue Bonds (Þ) 260 5.750 09/01/53 257
City of Kyle Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 91
City of Lago Vista Special Assessment Revenue Bonds 55 3.750 09/01/42 47
City of Lago Vista Special Assessment Revenue Bonds (Þ) 210 6.000 09/01/54 218
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 93
City of Lavon Special Assessment Revenue Bonds (Þ) 136 4.000 09/15/42 110
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/42 88
City of Lavon Special Assessment Revenue Bonds (Þ) 135 4.500 09/15/49 120
City of Lavon Special Assessment Revenue Bonds (Þ) 318 4.125 09/15/52 233
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/52 83
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.375 09/15/52 90
City of Lavon Special Assessment Revenue Bonds (Þ) 400 6.125 09/15/52 413
City of Lavon Special Assessment Revenue Bonds (Þ) 100 5.500 09/15/54 93
City of Lewisville Special Assessment Revenue Bonds (Þ) 125 8.000 09/01/53 132
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/42 88
City of Liberty Hill Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/52 83
City of Lowry Crossing Special Assessment (Þ) 740 5.750 09/15/45 764
City of Lowry Crossing Special Assessment (Þ) 150 6.000 09/15/55 155
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 96
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/41 87
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 77
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/51 82

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Manor Special Assessment Revenue Bonds (Þ) 100 5.625 09/15/54 101
City of Manor Special Assessment Revenue Bonds (Þ) 170 7.000 09/15/55 171
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/41 87
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/44 99
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.375 09/01/44 100
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 4.375 09/01/51 82
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 5.125 09/01/51 92
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 6.625 09/01/54 97
City of Marble Falls Special Assessment Revenue Bonds (Þ) 100 7.625 09/01/54 99
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 87
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 30
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 484
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 83
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 40
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 271
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 152
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,002
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 153
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/53 90
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 196
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 403
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/31 99
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/51 81
City of Midlothian Special Assessment Revenue Bonds (Þ) 200 5.375 09/15/52 199
City of Midlothian Special Assessment Revenue Bonds (Þ) 115 6.125 09/15/52 117
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 75 6.375 09/01/53 78
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 115 6.125 09/01/55 119
City of New Braunfels Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/41 92
City of Oak Point Special Assessment Revenue Bonds (Þ) 625 3.125 09/01/41 507
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.125 09/01/48 67
City of Oak Point Special Assessment Revenue Bonds (Þ) 75 4.500 09/01/48 63
City of Penitas General Obligation Limited 40 5.000 09/01/35 44
City of Penitas General Obligation Limited 100 5.750 09/01/45 108
City of Penitas General Obligation Limited 160 6.000 09/01/55 160
City of Pflugerville Special Assessment Revenue Bonds (Þ) 125 5.375 09/01/55 123
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 203
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 6.125 09/15/45 208
City of Pilot Point Special Assessment Revenue Bonds (Þ) 204 5.625 09/15/52 203
City of Pilot Point Special Assessment Revenue Bonds (Þ) 300 6.000 09/15/52 307
City of Pilot Point Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/52 153
City of Pilot Point Special Assessment Revenue Bonds (Þ) 114 6.500 09/15/52 119
City of Pilot Point Special Assessment Revenue Bonds (Þ) 310 6.375 09/15/55 322
City of Pilot Point Special Assessment Revenue Bonds (Þ) 200 7.125 09/15/55 202
City of Plano Special Assessment Revenue Bonds (Þ) 140 8.250 09/15/43 148
City of Plano Special Assessment Revenue Bonds (Þ) 115 7.500 09/15/53 122
City of Plano Special Assessment Revenue Bonds (Þ) 225 8.500 09/15/53 237
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.500 09/01/39 285

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment Revenue Bonds (Þ) 285 5.500 09/01/39 287
City of Princeton Special Assessment Revenue Bonds (Þ) 225 3.750 09/01/40 189
City of Princeton Special Assessment Revenue Bonds (Þ) 125 3.875 09/01/40 111
City of Princeton Special Assessment Revenue Bonds (Þ) 74 5.125 09/01/42 74
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/43 98
City of Princeton Special Assessment Revenue Bonds (Þ) 100 7.000 09/01/43 102
City of Princeton Special Assessment Revenue Bonds (Þ) 50 5.125 09/01/44 46
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/44 100
City of Princeton Special Assessment Revenue Bonds (Þ) 200 5.750 09/01/45 206
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 126
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment Revenue Bonds (Þ) 325 4.000 09/01/50 252
City of Princeton Special Assessment Revenue Bonds (Þ) 160 4.125 09/01/50 133
City of Princeton Special Assessment Revenue Bonds (Þ) 185 4.000 09/01/51 142
City of Princeton Special Assessment Revenue Bonds (Þ) 75 4.375 09/01/52 66
City of Princeton Special Assessment Revenue Bonds (Þ) 270 5.250 09/01/52 255
City of Princeton Special Assessment Revenue Bonds (Þ) 125 5.500 09/01/53 120
City of Princeton Special Assessment Revenue Bonds (Þ) 100 6.375 09/01/53 103
City of Princeton Special Assessment Revenue Bonds (Þ) 250 7.000 09/01/53 249
City of Princeton Special Assessment Revenue Bonds (Þ) 150 7.875 09/01/53 151
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/54 100
City of Princeton Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/54 147
City of Princeton Special Assessment Revenue Bonds (Þ) 200 6.000 09/01/55 205
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 3.375 09/15/41 82
City of Red Oak Special Assessment Revenue Bonds (Þ) 100 4.000 09/15/51 81
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 111
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 83
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 169
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Royse Special Assessment Revenue Bonds (Þ) 50 5.625 09/15/54 49
City of Royse Special Assessment Revenue Bonds (Þ) 100 5.875 09/15/54 103
City of Sachse Special Assessment Revenue Bonds (Þ) 100 6.875 09/15/42 108
City of Sachse Special Assessment Revenue Bonds (Þ) 150 7.000 09/15/52 160
City of San Marcos Special Assessment Revenue Bonds (Þ) 130 6.000 09/01/48 134
City of Seagoville Special Assessment Revenue Bonds (Þ) 149 6.000 09/15/44 152
City of Seagoville Special Assessment Revenue Bonds (Þ) 200 6.250 09/15/54 202
City of Seagoville Special Assessment Revenue Bonds (Þ) 325 7.000 09/15/54 327
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 140
City of Sinton Special Assessment Revenue Bonds (Þ) 200 5.125 09/01/42 194
City of Sinton Special Assessment Revenue Bonds (Þ) 100 5.250 09/01/51 94
City of Terrell Special Assessment Revenue Bonds (Þ) 250 6.250 09/15/55 259
City of Terrell Special Assessment Revenue Bonds (Þ) 560 7.000 09/15/55 573
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/45 154
City of Tomball Special Assessment Revenue Bonds (Þ) 112 5.750 09/15/52 112
City of Tomball Special Assessment Revenue Bonds (Þ) 199 5.500 09/15/53 199
City of Tomball Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/53 101
City of Tomball Special Assessment Revenue Bonds (Þ) 150 6.125 09/15/55 154

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Uhland Special Assessment Revenue Bonds (Þ) 750 6.625 09/01/52 800
City of Uhland Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/55 93
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 100
City of Wharton Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/55 101
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 25 5.000 06/15/34 25
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 50 5.750 06/15/44 48
Clifton Higher Education Finance Corp. Revenue Bonds (Þ) 100 6.000 06/15/54 96
Club Municipal Management District No. 1 Special Assessment (Þ) 100 5.100 09/01/44 99
Club Municipal Management District No. 1 Special Assessment (Þ) 1,172 5.375 09/01/55 1,162
County of Bastrop Special Assessment Revenue Bonds 100 5.250 09/01/44 95
County of Bastrop Special Assessment Revenue Bonds (Þ) 100 5.375 09/01/53 94
County of Bastrop Special Assessment Revenue Bonds 100 5.500 09/01/54 93
County of Denton Special Assessment Revenue Bonds (Þ) 175 5.250 12/31/44 175
County of Denton Special Assessment Revenue Bonds (Þ) 100 5.750 12/31/44 98
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.000 12/31/44 175
County of Denton Special Assessment Revenue Bonds (Þ) 200 5.375 12/31/45 201
County of Denton Special Assessment Revenue Bonds (Þ) 250 5.875 12/31/45 256
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/54 301
County of Denton Special Assessment Revenue Bonds (Þ) 175 6.125 12/31/54 173
County of Denton Special Assessment Revenue Bonds (Þ) 300 6.250 12/31/54 296
County of Denton Special Assessment Revenue Bonds (Þ) 300 5.625 12/31/55 302
County of Denton Special Assessment Revenue Bonds (Þ) 500 6.125 12/31/55 508
County of Hays Special Assessment Revenue Bonds (Þ) 200 5.500 09/15/42 200
County of Hays Special Assessment Revenue Bonds (Þ) 356 5.750 09/15/52 352
County of Montgomery Special Assessment 100 5.250 09/15/45 99
County of Montgomery Special Assessment 100 5.375 09/15/54 98
County of Montgomery Special Assessment 150 5.500 09/15/54 150
Crandall Economic Development Corp. Revenue Bonds (µ) 100 5.000 08/15/50 102
Dallas Independent School District General Obligation Unlimited 3,000 4.000 02/15/55 2,747
East Waller County Management District Special Assessment (Þ) 300 6.250 09/15/55 307
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 90
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 1.000 10/01/47 1,077
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,783
Hickory Tree Community Development District Special Assessment 150 5.450 05/01/55 147
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 113
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 112
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 112
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 106
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 105
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 103
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 933
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 90
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 308

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Karis Municipal Management District of Tarrant County Special Assessment 60 5.000 12/01/44 59
Karis Municipal Management District of Tarrant County Special Assessment 70 5.250 12/01/53 69
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 146
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 300
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 23
Lake Houston Redevelopment Authority Revenue Bonds 1,665 3.000 09/01/44 1,336
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 38
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 271
Mission Economic Development Corp. Revenue Bonds (Þ) 2,400 4.625 10/01/31 2,409
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 42
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 70
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 35
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 4.250 10/01/30 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.250 07/01/32 99
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 928
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 345 5.000 07/01/40 275
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 934
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 240
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 6.750 07/01/44 102
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 555
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 949
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,065 5.750 07/15/52 1,057
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 50 7.125 07/01/56 51
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 807
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 7,345 5.500 01/01/57 6,762
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 775 7.000 01/01/57 550
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 251
North East Texas Regional Mobility Authority Revenue Bonds 285 5.000 01/01/46 285
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 65
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,071
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,593
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 929
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 84
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.000 01/01/39 298
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 246
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 294
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 955
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 337
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,715
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,256
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 782
Sherman Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,041
South Manvel Development Authority Tax Allocation 150 4.500 04/01/39 150
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 122
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 505 5.000 05/15/45 476
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 285 5.000 10/01/49 283

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 218
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 668
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,082
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,091
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,350 5.500 12/31/58 4,454
Town of Argyle Special Assessment Revenue Bonds (Þ) 145 5.250 09/01/47 141
Town of Hickory Creek Special Assessment Revenue Bonds 200 3.875 09/01/37 191
Town of Little Elm Special Assessment Revenue Bonds (Þ) 727 5.750 09/01/38 744
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 3.750 09/01/42 85
Town of Little Elm Special Assessment Revenue Bonds (Þ) 100 4.000 09/01/51 81
Town of Little Elm Special Assessment Revenue Bonds (Þ) 750 6.875 09/01/52 804
Town of Providence Village Special Assessment (Þ) 76 5.350 09/01/45 76
Town of Providence Village Special Assessment (Þ) 370 5.250 09/01/54 349
Town of Providence Village Special Assessment (Þ) 100 5.500 09/01/55 100
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 96
Travis County Development Authority Special Assessment (Þ) 100 5.125 09/01/54 97
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 92
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 43
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 41
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 40
Village of Salado Special Assessment Revenue Bonds (Þ) 100 6.500 09/01/54 101
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 333
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 37
Westside 211 Special Improvement District General Obligation Limited 600 3.000 08/15/51 349
127,923
Utah - 1.4%
Arrowhead Springs Public Infrastructure District Special Assessment (Þ) 275 5.625 12/01/54 278
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 334 9.750 12/01/39 294
Black Desert Public Infrastructure District General Obligation Limited (Þ) 2,000 4.000 03/01/51 1,608
Black Desert Public Infrastructure District General Obligation Limited (~)(Ê)(Þ) 500 7.375 09/15/51 461
Black Desert Public Infrastructure District Special Assessment (Þ) 2,600 5.625 12/01/53 2,624
City of Salt Lake Airport Revenue Bonds 815 5.250 07/01/48 844
City of Salt Lake Airport Revenue Bonds 3,240 5.500 07/01/53 3,424
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 141 5.500 06/01/41 143
Desert Edge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 1.000 03/01/55 382
Downtown Revitalization Public Infrastructure District Revenue Bonds (Þ) 1,075 5.000 07/15/35 1,083
Firefly Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.625 03/01/54 504
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 522 5.625 12/01/43 527
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 618
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 550 1.000 06/01/55 464
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 500 8.500 06/15/55 514
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,216
MIDA Mountain Veterans Program Public Infrastructure District Tax Allocation (Þ) 500 5.200 06/01/54 489
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 977
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.125 06/15/54 484
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 6.000 06/15/54 511

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 498
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,876
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 505
Olympia Public Infrastructure District No. 1 Revenue Bonds (~)(Ê)(Þ) 500 5.125 12/01/29 504
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 385
UIPA Crossroads Public Infrastructure District Tax Allocation (Þ) 1,000 4.125 06/01/41 923
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 921
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,004
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 740
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,156
Utah State Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 386
Utah State Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 749
Utah State Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,086
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 141
Utah State Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 498
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 287
Utah State Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 295
Verk Industrial Regional Public Infrastructure District Tax Allocation (Þ) 2,000 6.625 09/01/47 2,065
Wolf Creek Infrastructure Financing District No. 1 Special Assessment 700 5.750 12/01/44 720
33,184
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 200 4.375 06/01/52 199
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 177
Vermont Educational and Health Buildings Financing Agency Revenue Bonds 450 5.000 10/01/42 385
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 268
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 875 5.250 10/01/52 752
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,480
3,261
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 774
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,171
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,761
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 1,125 5.000 10/01/39 1,149
Virgin Islands Public Finance Authority Revenue Bonds 1,530 5.000 10/01/32 1,527
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 433
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 350 6.000 04/01/53 360
15,175
Virginia - 1.1%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 429
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,106
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 179
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 47
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 34
Salem Economic Development Authority Revenue Bonds 100 6.000 04/01/55 106
Tobacco Settlement Financing Corp. Revenue Bonds 1,120 1.000 06/01/46 1,000
Tobacco Settlement Financing Corp. Revenue Bonds 3,745 6.706 06/01/46 2,802
Tobacco Settlement Financing Corp. Revenue Bonds 14,450
Zero
coupon 06/01/47 3,886
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 107

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Beach Development Authority Revenue Bonds 375 7.000 09/01/53 410
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 871
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 80
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 65
Virginia College Building Authority Revenue Bonds 250 6.000 06/01/55 267
Virginia Housing Development Authority Revenue Bonds 675 4.650 09/01/55 670
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,071
Virginia Small Business Financing Authority Revenue Bonds 3,000 4.000 01/01/48 2,650
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 990
Virginia Small Business Financing Authority Revenue Bonds 1,700 5.000 12/31/52 1,692
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,476
25,972
Washington - 1.3%
County of King General Obligation Limited 425 5.000 12/01/53 445
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,005
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,512
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 208
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,099
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,500 5.625 12/01/40 1,522
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 875
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 68
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,041
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,848
Washington State Convention Center Public Facilities District Revenue Bonds 1,250 5.000 07/01/48 1,264
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,878
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,186
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,399
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 1,996
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 177
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,344
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 164
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 139
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,000 5.500 07/01/50 986
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 179
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,160 5.750 07/01/60 1,169
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 6.000 07/01/60 152
Washington State Housing Finance Commission Revenue Bonds (Þ) 500 7.000 07/01/64 508
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,500
30,124
West Virginia - 0.4%
City of Huntington Tax Allocation Revenue Bonds 635 5.000 06/01/39 621
City of Huntington Tax Allocation Revenue Bonds 75 5.500 06/01/49 74
City of Huntington Tax Allocation Revenue Bonds 75 5.625 05/01/50 73
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 156
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 161
City of South Charleston Revenue Bonds (Þ) 1,000 4.500 06/01/50 779
County of Monongalia Tax Allocation (Þ) 90 5.750 06/01/43 95
County of Monongalia Tax Allocation (Þ) 130 6.000 06/01/53 136

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Ohio Special District Excise Tax Revenue Bonds 45 3.000 03/01/35 42
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,135 4.125 06/01/43 970
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,025 4.875 06/01/43 946
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 935 1.000 06/01/53 206
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 650 4.625 04/15/55 655
West Virginia Hospital Finance Authority Revenue Bonds 885 5.000 01/01/43 821
West Virginia Hospital Finance Authority Revenue Bonds 1,725 4.125 01/01/47 1,349
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 881
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 309
8,274
Wisconsin - 3.5%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,668
Public Finance Authority Revenue Bonds (Þ) 3,000 6.000 06/01/28 3,011
Public Finance Authority Revenue Bonds 1,010 5.250 07/01/28 1,011
Public Finance Authority Revenue Bonds 565 6.145 08/01/28 395
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,031
Public Finance Authority Revenue Bonds (Þ) 10 4.000 06/15/29 10
Public Finance Authority Revenue Bonds (Þ) 25 4.000 07/01/30 25
Public Finance Authority Revenue Bonds (Þ) 191 5.000 07/15/30 192
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/30 374
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 3,825 6.750 08/01/31 2,936
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 687
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 722
Public Finance Authority Revenue Bonds (Þ) 500
Zero
coupon 12/15/32 322
Public Finance Authority Revenue Bonds (Þ) 499 5.375 12/15/32 499
Public Finance Authority Revenue Bonds (Þ) 462 5.500 12/15/32 460
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds (Þ) 1,282
Zero
coupon 12/15/34 750
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,001
Public Finance Authority Revenue Bonds 50 5.000 06/15/35 52
Public Finance Authority Revenue Bonds (Þ) 90 5.000 12/01/35 91
Public Finance Authority Revenue Bonds (Þ) 722 5.000 12/15/36 706
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 631
Public Finance Authority Revenue Bonds (Þ) 775
Zero
coupon 12/15/37 394
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,817
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,627
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 524
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 152
Public Finance Authority Revenue Bonds (Þ) 1,800 4.750 06/01/40 1,811
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 49
Public Finance Authority Revenue Bonds (Þ) 1,670 7.125 06/01/41 1,730
Public Finance Authority Revenue Bonds (Þ) 600 5.000 01/01/42 563
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 88
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 736
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,015
Public Finance Authority Revenue Bonds (Þ) 350 5.500 12/01/44 357
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 68
Public Finance Authority Revenue Bonds (Þ) 525 5.250 03/01/45 491
Public Finance Authority Revenue Bonds (Þ) 1,285 6.500 06/01/45 1,194
Public Finance Authority Revenue Bonds 600 5.250 06/15/45 619
Public Finance Authority Revenue Bonds 800 5.500 06/15/45 809
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 738
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 102
Public Finance Authority Revenue Bonds (Þ) 100 6.250 09/01/46 103
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 339
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 135
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,610
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 70
Public Finance Authority Revenue Bonds (Þ) 700 5.625 06/01/50 701
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 75
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 45
Public Finance Authority Revenue Bonds (Þ) 725 7.000 12/01/50 642
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 537
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 80
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 916
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,458
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,666
Public Finance Authority Revenue Bonds (Þ) 650 5.750 02/01/52 662
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,297
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 90
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 154
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 173
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 418
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 756
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 52
Public Finance Authority Revenue Bonds (Þ) 270 4.500 07/15/53 235
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 68
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 101
Public Finance Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 5.875 10/01/54 603
Public Finance Authority Revenue Bonds (Þ) 500 5.750 12/01/54 503
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 398
Public Finance Authority Revenue Bonds 600 5.500 06/01/55 613
Public Finance Authority Revenue Bonds 75 5.500 06/15/55 77
Public Finance Authority Revenue Bonds 100 5.750 06/15/55 101
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 58
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 110
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 1,030
Public Finance Authority Revenue Bonds (Þ) 100 6.500 12/01/55 100
Public Finance Authority Revenue Bonds (Þ) 110 6.000 12/15/55 113
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,798
Public Finance Authority Revenue Bonds (Þ) 1,575 4.500 06/01/56 1,157
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 735

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 230
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 132
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 146
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 101
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 52
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 70
Public Finance Authority Revenue Bonds (Þ) 125 6.125 12/15/60 129
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 77
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 599
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 221
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 112
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/62 994
Public Finance Authority Revenue Bonds (Þ) 3,175 6.000 02/01/62 3,248
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 158
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 131
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 300
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 900 1.000 07/01/62 720
Public Finance Authority Revenue Bonds (Þ) 100 7.000 06/15/65 101
Public Finance Authority Revenue Bonds 1,725 5.750 12/31/65 1,784
Public Finance Authority Revenue Bonds 12,420 6.500 12/31/65 13,634
Public Finance Authority Tax Allocation 125 5.000 08/01/39 126
Public Finance Authority Tax Allocation (Þ) 1,150 5.000 06/01/41 1,164
Public Finance Authority Tax Allocation (~)(Ê)(Þ) 625 8.000 06/15/42 634
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 786
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,175
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 33
Wisconsin Health and Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 845
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 261
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 32
Wisconsin Health and Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 416
Wisconsin Health and Educational Facilities Authority Revenue Bonds 425 6.625 07/01/60 447
82,762
Wyoming - 0.0%
County of Campbell Solid Waste Facilities Revenue Bonds 1,000 3.625 07/15/39 932
Total Municipal Bonds
(cost $2,170,853) 2,125,126
Short-Term Investments - 7.9%
U.S. Cash Management Fund (@) 185,133,278 (∞) 185,096
Total Short-Term Investments
(cost $185,092) 185,096
Total Investments - 98.4%
(identified cost $2,355,945) 2,310,222
Other Assets and Liabilities, Net - 1.6%
37,546
Net Assets - 100.0%
2,347,768

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
21.0%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 800,000 101.82 815
771
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.08 4,522
4,451
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 104.73 1,047
1,022
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,165,000 100.55 1,172
1,182
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 865,000 100.51 868
902
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 680,000 99.51 679
689
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/20/24 710,000 103.15 732
733
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/27/25 100,000 106.91 107
108
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
97
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.33 633
632
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 125,000 100.15 125
126
Arbors Community Development District Special Assessment Revenue
Bonds 11/06/24 100,000 99.64 100
101
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,290,000 106.62 1,375
1,326
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.77 740
656
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.21 215
164
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.62 78
66
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 108.99 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.48 33
23
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,209
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.36 98
96
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.37 98
96
Arizona Industrial Development Authority Revenue Bonds 12/04/24 1,050,000 97.16 1,020
1,158
Arizona Industrial Development Authority Revenue Bonds 12/04/24 675,000 97.49 658
732
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 85.17 4,897
5,372
Arkansas Development Finance Authority Revenue Bonds 03/27/25 1,625,000 95.99 1,560
1,574
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.45 517
505
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.18 97
90
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97.49 97
90
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98.86 99
92
Arrowhead Springs Public Infrastructure District Special Assessment 02/13/25 275,000 100.00 275
278
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.82 1,378
1,097
Atlanta Development Authority (The) Revenue Bonds 08/22/24 3,200,000 84.59 2,707
2,810
Atlanta Development Authority (The) Revenue Bonds 10/16/25 3,540,000 100.35 3,552
3,682
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,125,000 100.00 1,125
1,147
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.78 2,890
2,818
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,384
Avenir Community Development District Special Assessment 03/19/24 255,000 100.23 256
251
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
95
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
89
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 171,000 100.00 171
178
Babcock Ranch Community Independent Special District Special Assessment 12/14/18 1,060,000 99.50 1,055
1,057
Baldwin County Industrial Development Authority Revenue Bonds 06/06/25 1,250,000 100.00 1,250
1,283
Baldwin County Industrial Development Authority Revenue Bonds 09/12/25 1,000,000 100.00 1,000
1,002
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
447
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
91
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 334,164 100.00 334
294
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
461
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 2,000,000 91.89 1,838
1,608
Black Desert Public Infrastructure District Special Assessment 05/09/24 2,600,000 98.14 2,525
2,624
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 609,290 97.93 597
108
Brightwater Community Development District Special Assessment 11/06/24 50,000 100.00 50
52
Brightwater Community Development District Special Assessment 11/06/24 125,000 100.00 125
127

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.66 309
297
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.79 106
78
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
95
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
171
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
149
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.88 151
151
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.67 508
514
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.77 99
88
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.36 97
97
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 99.01 99
98
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 98.49 98
93
Build NYC Resource Corp. Revenue Bonds 05/23/25 500,000 100.00 500
513
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
973
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100.33 2,007
1,931
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.62 464
382
California Community Housing Agency Revenue Bonds 05/03/22 3,095,000 86.89 2,653
2,401
California Community Housing Agency Revenue Bonds 08/30/22 200,000 76.18 152
157
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.72 115
118
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.66 839
814
California Enterprise Development Authority Revenue Bonds 10/18/24 250,000 102.13 255
225
California Infrastructure and Economic Development Bank Revenue Bonds 08/13/20 730,000 100.28 732
700
California Infrastructure and Economic Development Bank Revenue Bonds 02/21/25 4,900,000 96.94 4,750
3,902
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.53 995
1,000
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.10 1,531
1,505
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.33 65
60
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.16 99
83
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.42 63
53
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105.64 1,194
1,084
California Municipal Finance Authority Revenue Bonds 01/16/25 275,000 99.23 273
268
California Municipal Finance Authority Revenue Bonds 01/16/25 125,000 99.54 124
124
California Municipal Finance Authority Revenue Bonds 05/08/25 775,000 100.00 775
781
California Municipal Finance Authority Revenue Bonds 05/16/25 250,000 62.21 156
158
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.40 2,551
2,604
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.29 253
265
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 105.05 525
531
California Public Finance Authority Revenue Bonds 01/26/21 600,000 112.85 677
617
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.32 532
481
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.24 1,052
1,006
California School Finance Authority Revenue Bonds 10/22/20 600,000 103.97 624
539
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.08 158
145
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.99 59
52
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.03 109
85
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 109.88 1,209
933
California School Finance Authority Revenue Bonds 06/18/21 100,000 106.32 106
48
California School Finance Authority Revenue Bonds 06/18/21 280,000 64.43 180
132
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.27 409
363
California School Finance Authority Revenue Bonds 07/22/21 465,000 112.05 521
452
California School Finance Authority Revenue Bonds 03/11/22 250,000 98.01 245
183
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.62 320
282
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.55 256
230
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.82 1,028
998
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.22 251
250
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.43 172
170
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
396
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.15 250
238
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
239
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.26 251
242
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.08 490
513
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.55 961
999
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64.45 645
783
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.74 123
127
California School Finance Authority Revenue Bonds 05/22/24 375,000 98.34 371
343
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 104.88 210
202

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.30 1,073
1,003
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.42 209
202
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.10 110
93
California Statewide Communities Development Authority Revenue Bonds 08/24/22 1,500,000 100.70 1,510
1,485
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.66 399
400
California Statewide Communities Development Authority Revenue Bonds 01/30/24 5,800,000 97.20 5,637
5,749
California Statewide Communities Development Authority Revenue Bonds 10/30/24 475,000 96.33 458
460
Cape Girardeau County Industrial Development Authority Tax Allocation 09/25/24 500,000 97.94 490
467
Capital Projects Finance Authority Revenue Bonds 04/24/24 100,000 100.00 100
102
Capital Projects Finance Authority Revenue Bonds 12/06/24 155,000 100.22 155
143
Capital Projects Finance Authority Revenue Bonds 12/06/24 2,295,000 100.51 2,307
2,166
Capital Projects Finance Authority Revenue Bonds 12/06/24 125,000 99.36 124
115
Capital Projects Finance Authority Revenue Bonds 07/25/25 1,250,000 98.38 1,230
1,260
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 4,015,000 96.50 3,874
3,786
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 105.85 1,328
1,056
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 1,970,000 100.00 1,970
1,942
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 109.66 356
307
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.12 107
76
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.77 108
78
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 114.91 345
300
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
436
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
411
Capital Trust Authority Revenue Bonds 09/27/24 900,000 100.00 900
1,033
Capital Trust Authority Revenue Bonds 11/25/24 350,000 100.97 353
354
Capital Trust Authority Revenue Bonds 04/03/25 200,000 97.29 195
189
Capital Trust Authority Revenue Bonds 04/03/25 100,000 97.69 98
96
Capital Trust Authority Revenue Bonds 07/14/25 1,000,000 96.65 967
1,014
Capital Trust Authority Revenue Bonds 09/04/25 2,100,000 98.27 2,064
2,146
Cedar Crossings Community Development District Special Assessment 03/03/25 100,000 99.56 100
98
Chapel Creek Community Development District Special Assessment 05/27/21 30,000 100.00 30
24
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 103.41 47
36
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 195,000 99.19 193
195
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.83 363
337
Charlotte County Industrial Development Authority Revenue Bonds 06/17/22 2,000,000 76.69 1,534
1,627
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
252
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.19 1,984
2,014
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,065,000 94.43 1,006
953
Chester County Industrial Development Authority Revenue Bonds 10/18/24 800,000 97.99 784
721
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.24 1,399
1,536
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.76 1,895
2,058
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 05/07/21 100,000 110.18 110
85
City and County of San Francisco Special Tax District No. 2020-1 Special
Tax 11/17/23 275,000 97.02 267
287
City of Alvarado Special Assessment Revenue Bonds 05/20/25 100,000 100.00 100
103
City of Anna Special Assessment Revenue Bonds 07/28/21 504,000 100.00 504
421
City of Anna Special Assessment Revenue Bonds 12/14/22 175,000 100.00 175
174
City of Anna Special Assessment Revenue Bonds 09/13/23 125,000 99.38 124
125
City of Anna Special Assessment Revenue Bonds 10/11/23 200,000 98.55 197
207
City of Anna Special Assessment Revenue Bonds 07/10/24 100,000 100.00 100
99
City of Aubrey Special Assessment 09/23/22 183,000 99.42 182
191
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
122
City of Aubrey Special Assessment 08/25/23 125,000 99.33 124
126
City of Aubrey Special Assessment 02/28/25 260,000 99.49 259
246
City of Austin Special Assessment Revenue Bonds 12/14/18 230,000 100.00 230
235
City of Austin Special Assessment Revenue Bonds 12/01/22 100,000 99.31 99
97
City of Austin Special Assessment Revenue Bonds 11/22/24 100,000 99.56 100
96
City of Balch Springs Special Assessment Revenue Bonds 04/29/25 125,000 99.37 124
128
City of Baltimore Tax Allocation 10/03/19 100,000 100.00 100
82
City of Baltimore Tax Allocation 10/03/19 100,000 100.12 100
87
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 99,000 100.00 99
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 100,000 100.00 100
99
City of Bee Cave Special Assessment Revenue Bonds 10/27/21 122,000 100.00 122
119
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
102
City of Boyd Special Assessment Revenue Bonds 05/07/25 100,000 100.00 100
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 100.00 500
502
City of Buda Special Assessment Revenue Bonds 01/22/25 250,000 99.04 248
247
City of Buda Special Assessment Revenue Bonds 01/22/25 500,000 99.11 496
490
City of Celina Special Assessment Revenue Bonds 09/11/19 125,000 100.00 125
115
City of Celina Special Assessment Revenue Bonds 08/12/20 1,845,000 95.31 1,758
1,536
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 61,000 100.00 61
54
City of Celina Special Assessment Revenue Bonds 11/10/21 90,000 100.00 90
76
City of Celina Special Assessment Revenue Bonds 11/10/21 72,000 100.00 72
57
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment Revenue Bonds 11/10/21 25,000 100.00 25
25
City of Celina Special Assessment Revenue Bonds 11/10/21 28,000 100.00 28
28
City of Celina Special Assessment Revenue Bonds 11/10/21 131,000 98.86 130
99
City of Celina Special Assessment Revenue Bonds 12/15/21 255,000 99.33 253
194
City of Celina Special Assessment Revenue Bonds 12/15/21 55,000 99.42 55
43
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
88
City of Celina Special Assessment Revenue Bonds 01/12/22 100,000 100.00 100
83
City of Celina Special Assessment Revenue Bonds 04/13/22 100,000 100.00 100
95
City of Celina Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
98
City of Celina Special Assessment Revenue Bonds 02/15/23 650,000 100.00 650
656
City of Celina Special Assessment Revenue Bonds 03/15/23 100,000 100.00 100
100
City of Celina Special Assessment Revenue Bonds 03/15/23 125,000 100.00 125
125
City of Celina Special Assessment Revenue Bonds 03/15/23 130,000 100.00 130
130
City of Celina Special Assessment Revenue Bonds 04/12/23 175,000 100.00 175
173
City of Celina Special Assessment Revenue Bonds 06/14/23 125,000 100.00 125
126
City of Celina Special Assessment Revenue Bonds 07/12/23 140,000 100.00 140
144
City of Celina Special Assessment Revenue Bonds 04/10/24 100,000 99.57 100
99
City of Celina Special Assessment Revenue Bonds 11/13/24 200,000 100.00 200
200
City of Celina Special Assessment Revenue Bonds 11/13/24 150,000 99.10 149
148
City of Celina Special Assessment Revenue Bonds 11/13/24 100,000 99.63 100
91
City of Celina Special Assessment Revenue Bonds 01/15/25 300,000 100.00 300
304
City of Celina Special Assessment Revenue Bonds 01/15/25 730,000 99.17 723
728
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
96
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 100.00 100
87
City of Crandall Special Assessment Revenue Bonds 06/08/21 240,000 93.48 224
219
City of Crandall Special Assessment Revenue Bonds 06/08/21 100,000 99.34 99
98
City of Crandall Special Assessment Revenue Bonds 10/18/22 222,000 100.00 222
231
City of Crandall Special Assessment Revenue Bonds 10/18/22 500,000 100.00 500
510
City of Crandall Special Assessment Revenue Bonds 10/18/22 175,000 100.00 175
179
City of Crandall Special Assessment Revenue Bonds 02/19/25 125,000 100.00 125
125
City of Crandall Special Assessment Revenue Bonds 02/19/25 75,000 99.15 74
74
City of Dayton Special Assessment Revenue Bonds 04/19/22 100,000 100.00 100
100
City of Dayton Special Assessment Revenue Bonds 04/19/22 105,000 100.00 105
105
City of Dayton Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
200
City of Dayton Special Assessment Revenue Bonds 03/19/24 150,000 99.30 149
148
City of Decatur Special Assessment Revenue Bonds 11/28/23 200,000 100.00 200
207
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.16 99
100
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.27 99
99
City of Decatur Special Assessment Revenue Bonds 02/11/25 100,000 99.57 100
99
City of Dorchester Special Assessment Revenue Bonds 09/10/24 150,000 99.33 149
142
City of Dorchester Special Assessment Revenue Bonds 09/10/24 146,000 99.40 145
137
City of Dorchester Special Assessment Revenue Bonds 09/10/24 100,000 99.77 100
97
City of Dorchester Special Assessment Revenue Bonds 09/10/24 131,000 99.79 131
126
City of Dripping Springs Special Assessment 09/18/24 70,000 99.26 69
63
City of Eagan Revenue Bonds 02/06/25 100,000 99.11 99
99
City of Eagan Revenue Bonds 02/06/25 100,000 99.28 99
98
City of Eagan Revenue Bonds 02/06/25 100,000 99.29 99
98
City of Elmendorf Special Assessment Revenue Bonds 08/20/21 272,000 87.44 238
217
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 101.96 301
301
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 101.96 1,805
1,772
City of Fate Special Assessment Revenue Bonds 10/19/21 110,000 100.52 111
96
City of Fate Special Assessment Revenue Bonds 10/19/21 100,000 99.41 99
91
City of Fate Special Assessment Revenue Bonds 04/05/22 105,000 100.00 105
85
City of Fate Special Assessment Revenue Bonds 09/07/22 225,000 100.00 225
232
City of Fate Special Assessment Revenue Bonds 05/02/23 100,000 99.07 99
98

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Forney Special Assessment Revenue Bonds 06/27/23 627,000 96.87 607
655
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
151
City of Garden Revenue Bonds 09/10/25 200,000 99.37 199
203
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
89
City of Georgetown Special Assessment Revenue Bonds 03/23/22 100,000 100.00 100
87
City of Goshen Revenue Bonds 08/06/21 995,000 100.00 995
871
City of Haslet Special Assessment Revenue Bonds 07/30/20 200,000 105.14 210
167
City of Haslet Special Assessment Revenue Bonds 10/19/21 200,000 98.87 198
154
City of Henderson Revenue Bonds 03/25/22 1,350,000 96.40 1,278
1,270
City of Henderson Revenue Bonds 03/25/22 675,000 98.59 665
619
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
99
City of Huntsville Special Assessment Revenue Bonds 10/16/24 100,000 99.50 99
97
City of Hutto Special Assessment Revenue Bonds 04/05/21 296,000 99.89 296
222
City of Hutto Special Assessment Revenue Bonds 10/22/21 200,000 99.04 198
169
City of Hutto Special Assessment Revenue Bonds 07/07/23 170,000 99.62 169
163
City of Hutto Special Assessment Revenue Bonds 02/07/25 705,000 99.08 699
686
City of Justin Special Assessment Revenue Bonds 03/27/18 255,000 100.00 255
256
City of Justin Special Assessment Revenue Bonds 04/01/24 802,000 99.30 796
797
City of Justin Special Assessment Revenue Bonds 08/29/25 100,000 100.00 100
104
City of Kaufman Special Assessment Revenue Bonds 11/22/22 100,000 101.05 101
101
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
120
City of Kaufman Special Assessment Revenue Bonds 10/01/24 125,000 100.00 125
118
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
93
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
84
City of Kyle Special Assessment Revenue Bonds 03/23/22 216,000 100.00 216
216
City of Kyle Special Assessment Revenue Bonds 01/18/23 100,000 100.00 100
99
City of Kyle Special Assessment Revenue Bonds 01/18/23 200,000 99.42 199
195
City of Kyle Special Assessment Revenue Bonds 06/21/23 260,000 100.00 260
257
City of Kyle Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
91
City of Kyle Special Assessment Revenue Bonds 02/05/25 100,000 98.98 99
99
City of Lago Vista Special Assessment Revenue Bonds 01/05/24 210,000 100.00 210
218
City of Lavon Special Assessment Revenue Bonds 08/21/19 135,000 104.17 141
120
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.48 99
93
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
88
City of Lavon Special Assessment Revenue Bonds 02/02/22 100,000 100.00 100
83
City of Lavon Special Assessment Revenue Bonds 02/02/22 318,000 98.80 314
233
City of Lavon Special Assessment Revenue Bonds 02/02/22 136,000 99.15 135
110
City of Lavon Special Assessment Revenue Bonds 11/16/22 400,000 100.00 400
413
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
90
City of Lavon Special Assessment Revenue Bonds 10/16/24 100,000 100.00 100
93
City of Lewisville Special Assessment Revenue Bonds 10/03/23 125,000 100.00 125
132
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
83
City of Liberty Hill Special Assessment Revenue Bonds 12/14/21 100,000 100.00 100
88
City of Lowry Crossing Special Assessment 06/11/25 150,000 100.00 150
155
City of Lowry Crossing Special Assessment 06/11/25 740,000 99.76 738
764
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
96
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 100.00 100
82
City of Manor Special Assessment Revenue Bonds 05/06/21 100,000 102.33 102
77
City of Manor Special Assessment Revenue Bonds 05/16/24 100,000 99.07 99
101
City of Manor Special Assessment Revenue Bonds 02/19/25 100,000 87.98 88
87
City of Manor Special Assessment Revenue Bonds 05/08/25 170,000 100.00 170
171
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
87
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
92
City of Marble Falls Special Assessment Revenue Bonds 07/21/21 100,000 100.00 100
82
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
100
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
99
City of Marble Falls Special Assessment Revenue Bonds 08/21/24 100,000 100.00 100
97
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 104.88 105
83
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100.00 35
30
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101.57 51
40
City of McLendon -Chisholm Special Assessment 05/25/22 270,000 99.45 269
271
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,002
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
153
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.69 199
195
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
403
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.43 149
152
City of Mesquite Special Assessment Revenue Bonds 10/08/24 100,000 99.27 99
90
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
81
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
99
City of Midlothian Special Assessment Revenue Bonds 08/10/22 115,000 100.00 115
117
City of Midlothian Special Assessment Revenue Bonds 08/10/22 200,000 100.00 200
199
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.66 1,423
1,424
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 75,000 100.00 75
78
City of Mustang Ridge Special Assessment Revenue Bonds 04/15/25 115,000 100.00 115
119
City of New Braunfels Special Assessment Revenue Bonds 11/09/21 100,000 100.00 100
92
City of North Las Vegas NV Special Assessment 08/15/25 430,000 96.88 417
433
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 100.00 75
67
City of Oak Point Special Assessment Revenue Bonds 07/25/18 75,000 99.57 75
63
City of Oak Point Special Assessment Revenue Bonds 07/22/21 625,000 100.00 625
507
City of Pflugerville Special Assessment Revenue Bonds 02/12/25 125,000 99.19 124
123
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 114,000 100.00 114
119
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 300,000 100.00 300
307
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 200,000 100.00 200
203
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 204,000 100.00 204
203
City of Pilot Point Special Assessment Revenue Bonds 06/10/22 150,000 100.00 150
153
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
208
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 200,000 100.00 200
202
City of Pilot Point Special Assessment Revenue Bonds 04/25/25 310,000 100.00 310
322
City of Plano Special Assessment Revenue Bonds 10/24/23 225,000 100.00 225
237
City of Plano Special Assessment Revenue Bonds 10/24/23 140,000 100.00 140
148
City of Plano Special Assessment Revenue Bonds 10/24/23 115,000 100.00 115
122
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
126
City of Princeton Special Assessment Revenue Bonds 08/27/19 285,000 100.00 285
287
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 08/27/19 300,000 103.05 309
285
City of Princeton Special Assessment Revenue Bonds 06/23/20 125,000 100.00 125
111
City of Princeton Special Assessment Revenue Bonds 06/23/20 160,000 100.00 160
133
City of Princeton Special Assessment Revenue Bonds 06/23/20 225,000 100.00 225
189
City of Princeton Special Assessment Revenue Bonds 06/23/20 325,000 100.00 325
252
City of Princeton Special Assessment Revenue Bonds 05/25/21 185,000 101.00 185
142
City of Princeton Special Assessment Revenue Bonds 03/29/22 75,000 100.00 75
66
City of Princeton Special Assessment Revenue Bonds 06/28/22 270,000 100.00 270
255
City of Princeton Special Assessment Revenue Bonds 07/26/22 74,000 100.00 74
74
City of Princeton Special Assessment Revenue Bonds 07/25/23 100,000 100.00 100
98
City of Princeton Special Assessment Revenue Bonds 07/25/23 125,000 100.00 125
120
City of Princeton Special Assessment Revenue Bonds 09/12/23 100,000 100.00 100
102
City of Princeton Special Assessment Revenue Bonds 09/12/23 150,000 100.00 150
151
City of Princeton Special Assessment Revenue Bonds 09/12/23 250,000 98.19 245
249
City of Princeton Special Assessment Revenue Bonds 10/11/23 100,000 99.02 99
103
City of Princeton Special Assessment Revenue Bonds 08/27/24 100,000 99.63 100
100
City of Princeton Special Assessment Revenue Bonds 10/29/24 150,000 99.71 149
147
City of Princeton Special Assessment Revenue Bonds 10/29/24 100,000 100.00 100
100
City of Princeton Special Assessment Revenue Bonds 10/29/24 50,000 99.10 50
46
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.41 199
206
City of Princeton Special Assessment Revenue Bonds 05/28/25 200,000 99.71 199
205
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 102.56 103
81
City of Red Oak Special Assessment Revenue Bonds 06/15/21 100,000 99.09 99
82
City of Rockdale Special Assessment Revenue Bonds 10/31/23 394,000 97.12 383
398
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.53 124
111
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.69 103
83
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.68 201
169
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.22 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
103
City of Royse Special Assessment Revenue Bonds 04/24/24 100,000 99.65 100
103
City of Royse Special Assessment Revenue Bonds 07/10/24 50,000 98.94 49
49
City of Sachse Special Assessment Revenue Bonds 11/15/22 150,000 100.00 150
160
City of Sachse Special Assessment Revenue Bonds 11/15/22 100,000 100.00 100
108

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of San Marcos Special Assessment Revenue Bonds 12/20/23 130,000 100.00 130
134
City of Seagoville Special Assessment Revenue Bonds 03/19/24 200,000 100.00 200
202
City of Seagoville Special Assessment Revenue Bonds 03/19/24 149,000 100.00 149
152
City of Seagoville Special Assessment Revenue Bonds 03/19/24 325,000 98.77 321
327
City of Sinton Special Assessment Revenue Bonds 01/19/22 100,000 100.00 100
94
City of Sinton Special Assessment Revenue Bonds 01/19/22 200,000 98.97 198
194
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
161
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
156
City of South Charleston Revenue Bonds 01/14/22 1,000,000 100.35 1,003
779
City of St. Louis Industrial Development Authority (The) Revenue Bonds 07/29/22 2,350,000 98.39 2,312
2,313
City of Terrell Special Assessment Revenue Bonds 08/06/25 250,000 100.00 250
259
City of Terrell Special Assessment Revenue Bonds 08/06/25 560,000 98.76 553
573
City of Tomball Special Assessment Revenue Bonds 08/22/23 112,000 98.65 110
112
City of Tomball Special Assessment Revenue Bonds 08/22/23 100,000 99.33 99
101
City of Tomball Special Assessment Revenue Bonds 02/05/25 199,000 100.00 199
199
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 100.00 150
154
City of Tomball Special Assessment Revenue Bonds 08/05/25 150,000 99.39 149
154
City of Uhland Special Assessment Revenue Bonds 11/03/22 750,000 100.00 750
800
City of Uhland Special Assessment Revenue Bonds 10/31/24 100,000 100.00 100
93
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
389
City of Valparaiso Revenue Bonds 07/10/25 450,000 94.63 426
441
City of Valparaiso Revenue Bonds 07/10/25 300,000 98.74 296
304
City of Venice Revenue Bonds 11/20/24 100,000 101.21 101
95
City of Venice Revenue Bonds 11/20/24 175,000 101.63 178
167
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
100
City of Wharton Special Assessment Revenue Bonds 06/24/25 100,000 99.44 99
101
Cleveland-Cuyahoga County Port Authority Revenue Bonds 11/14/24 150,000 99.68 150
151
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 90.15 180
165
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.64 102
78
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 25,000 98.55 25
25
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 100,000 99.45 99
96
Clifton Higher Education Finance Corp. Revenue Bonds 08/21/24 50,000 99.88 50
48
Club Municipal Management District No. 1 Special Assessment 11/26/24 100,000 100.00 100
99
Club Municipal Management District No. 1 Special Assessment 11/26/24 1,172,000 100.00 1,172
1,162
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.82 262
186
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.40 323
233
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.09 435
389
Colorado Educational and Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.48 1,731
1,415
Colorado Educational and Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
402
Colorado Educational and Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.60 286
297
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
304
Colorado Educational and Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.82 196
201
Colorado Educational and Cultural Facilities Authority Revenue Bonds 09/23/25 250,000 107.86 270
274
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
606
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 12/18/19 1,000,000 112.15 1,121
971
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 1,100,000 92.86 926
975
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 225,000 91.89 207
187
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 141,000 100.00 141
143
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
95
Corkscrew Farms Community Development District Special Assessment 12/13/17 90,000 99.37 89
90
Cottonwood Creek Metropolitan District No. 5 General Obligation Limited 08/01/25 500,000 72.07 360
383
County of Bastrop Special Assessment Revenue Bonds 05/22/23 100,000 98.92 99
94
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 100.00 175
175
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 98.81 173
175
County of Denton Special Assessment Revenue Bonds 11/19/24 100,000 98.85 99
98
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.33 298
296
County of Denton Special Assessment Revenue Bonds 11/19/24 300,000 99.64 299
301
County of Denton Special Assessment Revenue Bonds 11/19/24 175,000 99.66 174
173
County of Denton Special Assessment Revenue Bonds 03/11/25 250,000 100.00 250
256
County of Denton Special Assessment Revenue Bonds 03/11/25 200,000 100.00 200
201
County of Denton Special Assessment Revenue Bonds 03/11/25 300,000 100.00 300
302
County of Denton Special Assessment Revenue Bonds 03/11/25 500,000 100.00 500
508

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
County of Frederick Special Tax 10/29/20 225,000 98.07 221
195
County of Frederick Tax Allocation 07/20/23 1,985,000 97.81 1,942
1,818
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102.87 1,029
678
County of Gallatin Revenue Bonds 02/11/25 230,000 68.85 158
162
County of Gallatin Revenue Bonds 03/21/25 1,125,000 81.63 918
923
County of Hays Special Assessment Revenue Bonds 12/06/22 356,000 100.00 356
352
County of Hays Special Assessment Revenue Bonds 12/06/22 200,000 100.00 200
200
County of Lancaster Special Assessment Revenue Bonds 08/01/25 150,000 100.00 150
156
County of Lancaster Special Assessment Revenue Bonds 08/01/25 100,000 100.00 100
104
County of Monongalia Tax Allocation 07/21/23 130,000 99.19 129
136
County of Monongalia Tax Allocation 07/21/23 90,000 99.23 89
95
County of Palm Beach Revenue Bonds 06/06/25 1,000,000 98.45 985
1,014
County of Palm Beach Revenue Bonds 06/06/25 100,000 98.85 99
102
County of Palm Beach Revenue Bonds 06/06/25 625,000 99.42 621
638
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.49 338
338
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 925,000 85.94 795
678
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 910,000 87.24 794
727
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.89 659
682
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.90 1,099
978
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 600,000 74.15 445
429
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
101
Curiosity Creek Community Development District Special Assessment 11/12/24 100,000 100.00 100
102
Cypress Reserve Community Development District Special Assessment 09/17/25 200,000 100.00 200
200
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.22 982
770
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
722
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.58 2,826
2,031
Davenport Road South Community Development District Special
Assessment 02/06/18 295,000 96.75 285
295
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.99 148
144
Denver Health and Hospital Authority Revenue Bonds 08/23/17 300,000 106.63 320
305
Denver Health and Hospital Authority Revenue Bonds 08/23/17 340,000 97.72 332
336
Denver Health and Hospital Authority Revenue Bonds 08/23/17 200,000 99.18 198
200
Denver Urban Renewal Authority Tax Allocation 10/11/18 525,000 99.31 523
525
Desert Edge Public Infrastructure District No. 1 General Obligation Limited 04/17/25 500,000 75.39 377
382
District of Columbia Tax Allocation Revenue Bonds 05/01/24 325,000 57.29 186
191
Downtown Revitalization Public Infrastructure District Revenue Bonds 06/06/25 1,075,000 100.00 1,075
1,083
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.90 2,068
2,310
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.70 75
61
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.24 228
183
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 94.00 71
68
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
625
East Waller County Management District Special Assessment 07/11/25 300,000 99.32 298
307
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.93 101
90
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.92 100
94
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6.79 272
161
Everlands Community Development District Special Assessment 10/30/24 100,000 100.00 100
101
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,260
Finance Authority of Maine Revenue Bonds 12/18/24 275,000 100.00 275
273
Firefly Public Infrastructure District No. 1 General Obligation Limited 04/18/24 500,000 99.41 497
504
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 521,959 99.49 519
527
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.44 119
103
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.64 163
105
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.62 103
80
Florida Development Finance Corp. Revenue Bonds 10/21/20 1,220,000 97.80 1,193
1,122
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 99.45 224
212
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.14 106
74
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.93 186
136
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.72 173
146
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.86 509
394
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.94 397
358
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.20 309
279
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
328
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
165

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
243
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
219
Florida Development Finance Corp. Revenue Bonds 04/26/24 9,975,000 100.95 10,070
4,988
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95.75 168
166
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96.70 242
239
Florida Development Finance Corp. Revenue Bonds 07/08/24 150,000 93.29 140
137
Florida Development Finance Corp. Revenue Bonds 12/20/24 3,100,000 98.45 3,052
1,550
Florida Development Finance Corp. Revenue Bonds 08/12/25 5,300,000 100.00 5,300
4,505
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.83 1,402
1,170
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 2,220,000 100.00 2,220
2,188
Florida Local Government Finance Commission Revenue Bonds 06/18/25 250,000 100.22 251
257
Florida Local Government Finance Commission Revenue Bonds 06/18/25 125,000 99.45 124
128
Florida Local Government Finance Commission Revenue Bonds 08/15/25 430,000 98.72 424
444
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
265
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
308
Foster Farm Business Improvement District General Obligation Limited 10/17/25 5,390,000 69.64 3,754
3,744
Gas Worx Community Development District Special Assessment 05/02/25 250,000 100.00 250
255
Gas Worx Community Development District Special Assessment 05/02/25 125,000 100.00 125
129
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.76 1,884
1,812
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 82.12 2,304
2,619
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 1,210,000 94.94 1,149
1,169
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.50 159
163
Granary Metropolitan District No. 9 Special Assessment 12/11/24 260,000 100.00 260
252
Hammock Oaks Community Development District Special Assessment 03/26/25 155,000 100.00 155
156
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,155
Hastings Campus Housing Finance Authority Revenue Bonds 02/29/24 2,000,000 86.98 1,740
1,885
Hastings Campus Housing Finance Authority Revenue Bonds 02/06/25 3,500,000 93.69 3,279
3,062
Hillcrest Preserve Community Development District Special Assessment 12/04/24 100,000 99.28 99
97
Hillcrest Preserve Community Development District Special Assessment 12/04/24 150,000 99.41 149
146
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.55 208
185
Hills Minneola Community Development District Special Assessment 07/16/20 160,000 93.55 150
143
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
246
Illinois Finance Authority Revenue Bonds 02/25/20 2,545,000 106.03 2,518
2,546
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.14 3,517
2,832
Illinois Finance Authority Revenue Bonds 10/13/22 2,780,000 97.24 2,671
2,731
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.23 496
514
Illinois Finance Authority Revenue Bonds 11/26/24 1,000,000 100.00 1,000
988
Illinois Finance Authority Revenue Bonds 02/26/25 1,500,000 100.00 1,500
1,532
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.06 101
101
Illinois Finance Authority Revenue Bonds 04/03/25 100,000 101.24 101
101
Illinois Finance Authority Revenue Bonds 05/08/25 350,000 96.22 337
349
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.45 994
868
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 25,000 100.00 25
25
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 05/22/20 50,000 100.00 50
47
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
269
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
538
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.03 307
308
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 250,000 97.69 244
237
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,750,000 100.05 1,751
1,745
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
177
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
247
K-Bar Ranch III Community Development District Special Assessment 07/18/25 375,000 100.00 375
395
K-Bar Ranch III Community Development District Special Assessment 07/18/25 275,000 99.65 274
287
Knightsbridge Community Development District Special Assessment 03/14/24 1,000,000 99.70 997
989
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.37 984
1,012
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
105
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
420
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.20 50
50
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.43 99
99
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.03 99
97
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.48 99
100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
91
Landings at Miami Community Development District Special Assessment 01/10/18 330,000 95.93 317
319
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 06/10/21 250,000 97.66 244
210
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 02/17/23 500,000 99.24 496
508
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 625,000 100.30 627
559
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 500,000 100.98 505
456
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.40 236
163
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.58 272
194
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.94 148
151
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.16 98
103
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.63 99
103
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.01 388
428
Louisiana Public Facilities Authority Revenue Bonds 02/05/24 400,000 97.09 388
427
Louisiana Public Facilities Authority Revenue Bonds 06/06/25 275,000 97.19 267
280
Mandarin Grove Community Development District Special Assessment 10/19/22 70,000 100.00 70
78
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.42 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.09 55
46
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.54 117
88
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.66 117
96
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
178
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.20 109
78
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 175,000 87.12 152
149
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.27 201
201
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 225,000 100.29 226
225
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 76.34 76
79
Maricopa County Industrial Development Authority Revenue Bonds 10/10/24 325,000 98.94 322
320
Maryland Economic Development Corp. Revenue Bonds 03/20/25 3,625,000 100.80 3,654
3,781
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 04/28/22 100,000 100.48 100
92
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.27 100
100
Maryland Health and Higher Educational Facilities Authority Revenue
Bonds 06/22/23 100,000 100.30 100
100
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 105.62 1,056
1,004
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
103
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
153
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.32 1,421
1,159
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 100,000 99.24 99
92
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.65 247
243
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.29 199
201
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
618
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 365,000 73.52 268
275
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
84
Metropolitan Government Nashville and Davidson County Industrial
Development Board Special Assessment 11/05/21 170,000 41.97 71
73
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.24 128
117
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.46 182
169
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 500,000 100.00 500
514
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 550,000 79.16 435
464
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.77 1,226
1,216
MIDA Mountain Veterans Program Public Infrastructure District Tax
Allocation 10/03/24 500,000 100.00 500
489
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
977
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 101.56 508
511
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 96.37 482
484
MidCity Improvement District Special Assessment 09/13/24 100,000 100.00 100
96
Mineral Business Improvement District General Obligation Limited 10/30/24 150,000 100.00 150
146

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Mineral Business Improvement District General Obligation Limited 10/30/24 100,000 100.00 100
100
Mission Economic Development Corp. Revenue Bonds 10/30/18 2,400,000 99.68 2,392
2,409
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.00 830
747
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.28 209
170
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 104.86 996
870
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 104.93 944
837
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.16 1,078
965
Missouri State Health and Educational Facilities Authority Revenue Bonds 07/10/25 3,000,000 97.16 2,915
3,018
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,045,000 100.20 2,049
2,045
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,135,000 95.19 1,041
970
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,025,000 99.27 1,011
946
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 935,000 23.34 218
206
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.52 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.66 189
183
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 400,000 97.05 388
383
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
149
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 90.17 482
428
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 5,745,000 100.00 5,745
6,083
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,185,000 100.00 1,185
1,214
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 485,000 100.00 485
503
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 139,000 100.00 139
139
New Hampshire Business Finance Authority Revenue Bonds 09/13/24 1,552,000 100.00 1,552
1,551
New Hampshire Business Finance Authority Revenue Bonds 10/18/24 750,000 100.00 750
751
New Hampshire Business Finance Authority Revenue Bonds 10/31/24 500,000 100.00 500
502
New Hampshire Business Finance Authority Revenue Bonds 11/20/24 900,000 56.45 508
509
New Hampshire Business Finance Authority Revenue Bonds 12/04/24 478,000 100.00 478
480
New Hampshire Business Finance Authority Revenue Bonds 12/06/24 450,000 99.29 447
453
New Hampshire Business Finance Authority Revenue Bonds 04/25/25 800,000 99.18 793
806
New Hampshire Business Finance Authority Revenue Bonds 06/17/25 1,125,000 61.46 691
696
New Hampshire Business Finance Authority Revenue Bonds 07/25/25 500,000 67.22 336
337
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.48 1,015
934
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.71 572
555
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 110.97 1,110
928
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.08 1,090
807
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,250,000 86.48 1,081
949
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 99.01 99
100
New Jersey Economic Development Authority Revenue Bonds 05/16/25 875,000 99.03 867
903
New York Liberty Development Corp. Revenue Bonds 05/27/20 11,430,000 94.21 10,607
11,410
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.21 2,631
2,602
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.63 314
325
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.54 1,891
1,900
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.42 410
400
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 95.38 858
907
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
261
New York State Environmental Facilities Corp. Revenue Bonds 09/02/25 250,000 100.00 250
252
Newlin Crossing Metropolitan District General Obligation Limited 10/24/24 500,000 100.00 500
485
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 150,000 100.00 150
150
Normandy Community Development District Special Assessment Revenue
Bonds 08/14/24 200,000 99.57 199
198
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.42 75
65
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
141
Northridge Community Development District Special Assessment 05/15/25 200,000 100.00 200
205
Northridge Community Development District Special Assessment 05/15/25 160,000 99.76 160
166
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 445,000 97.23 433
419
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 4,365,000 95.21 4,062
3,995
Ohio Housing Finance Agency Revenue Bonds 02/28/25 250,000 100.00 250
259
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99.38 497
505
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100.00 500
504
Oneida Indian Nation of New York Revenue Bonds 02/02/24 700,000 107.03 749
746
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 108.40 1,084
1,001
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.59 1,036
927
Paddocks Community Development District Special Assessment 10/17/24 140,000 100.00 140
141
Palisade Metropolitan District No. 2 Revenue Bonds 11/14/24 500,000 93.81 469
478

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 700,000 100.00 700
953
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
270
Palm Coast 145 Community Development District Special Assessment 08/20/25 500,000 100.00 500
521
Palm Coast 145 Community Development District Special Assessment 08/20/25 250,000 100.00 250
272
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
110
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
136
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 85.38 427
432
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110.27 992
903
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.88 148
148
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.59 100
101
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 91.67 862
944
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 2,075,000 93.16 1,933
1,756
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 545,000 98.35 536
549
Plaquemines Port Harbor and Terminal District Revenue Bonds 06/04/24 550,000 97.78 538
458
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
84
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.76 1,287
955
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.88 295
246
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
298
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100.00 350
337
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100.00 925
929
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100.00 300
294
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,715
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 115,000 99.23 114
108
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.67 498
502
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 100.00 100
102
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 100,000 99.70 100
103
Public Finance Authority Revenue Bonds 04/07/17 630,000 102.78 648
631
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.79 771
736
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.87 525
524
Public Finance Authority Revenue Bonds 05/01/19 10,000 100.31 10
10
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
603
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.42 77
68
Public Finance Authority Revenue Bonds 07/30/20 25,000 100.17 25
25
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.51 128
110
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.69 52
49
Public Finance Authority Revenue Bonds 08/10/20 150,000 105.91 159
152
Public Finance Authority Revenue Bonds 08/28/20 525,000 101.42 532
491
Public Finance Authority Revenue Bonds 08/28/20 450,000 104.92 472
398
Public Finance Authority Revenue Bonds 09/16/20 65,000 104.55 68
67
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 90.04 1,035
1,030
Public Finance Authority Revenue Bonds 03/26/21 1,285,000 91.41 1,175
1,194
Public Finance Authority Revenue Bonds 03/26/21 700,000 98.62 690
701
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.04 108
77
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.41 108
80
Public Finance Authority Revenue Bonds 08/02/21 1,575,000 85.83 1,352
1,157
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.74 905
735
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.31 1,083
916
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.86 1,683
1,668
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
112
Public Finance Authority Revenue Bonds 11/19/21 785,000 84.05 660
599
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.69 1,659
1,297
Public Finance Authority Revenue Bonds 01/21/22 100,000 104.73 105
88
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.37 282
230
Public Finance Authority Revenue Bonds 03/31/22 3,175,000 100.38 3,187
3,248
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
132
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.74 101
90
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.34 148
131
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.68 171
173
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.20 295
300
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.24 162
158
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 99.15 991
1,031
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.74 99
102
Public Finance Authority Revenue Bonds 08/04/23 90,000 93.28 84
91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
52
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
52
Public Finance Authority Revenue Bonds 09/08/23 1,670,000 92.89 1,551
1,730
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.17 1,735
1,817
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
756
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.84 403
418
Public Finance Authority Revenue Bonds 12/20/23 3,825,000 84.13 3,218
2,936
Public Finance Authority Revenue Bonds 06/28/24 499,000 100.00 499
499
Public Finance Authority Revenue Bonds 07/31/24 190,879 100.00 191
192
Public Finance Authority Revenue Bonds 08/28/24 461,604 100.00 462
460
Public Finance Authority Revenue Bonds 08/29/24 725,000 100.50 729
642
Public Finance Authority Revenue Bonds 10/04/24 1,282,000 58.47 748
750
Public Finance Authority Revenue Bonds 11/21/24 600,000 92.07 552
563
Public Finance Authority Revenue Bonds 11/25/24 100,000 97.16 97
103
Public Finance Authority Revenue Bonds 11/27/24 900,000 74.08 667
720
Public Finance Authority Revenue Bonds 12/04/24 270,000 93.40 252
235
Public Finance Authority Revenue Bonds 12/13/24 350,000 100.22 351
357
Public Finance Authority Revenue Bonds 12/13/24 500,000 100.37 502
503
Public Finance Authority Revenue Bonds 12/16/24 500,000 74.21 371
374
Public Finance Authority Revenue Bonds 01/28/25 650,000 104.33 678
662
Public Finance Authority Revenue Bonds 02/28/25 775,000 50.80 394
394
Public Finance Authority Revenue Bonds 03/12/25 721,680 100.00 722
706
Public Finance Authority Revenue Bonds 03/24/25 1,800,000 96.30 1,733
1,811
Public Finance Authority Revenue Bonds 03/24/25 3,000,000 99.52 2,986
3,011
Public Finance Authority Revenue Bonds 05/21/25 500,000 63.88 319
322
Public Finance Authority Revenue Bonds 08/15/25 110,000 97.81 108
113
Public Finance Authority Revenue Bonds 08/15/25 125,000 98.78 123
129
Public Finance Authority Revenue Bonds 09/10/25 100,000 100.00 100
101
Public Finance Authority Revenue Bonds 09/18/25 100,000 98.56 99
100
Public Finance Authority Tax Allocation 03/27/24 1,150,000 97.37 1,120
1,164
Public Finance Authority Tax Allocation 03/27/24 625,000 97.73 611
634
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 2,265,000 90.30 2,045
2,118
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 99.60 100
99
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/21 12,035,000 94.89 11,129
11,773
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/12/21 4,480,000 93.92 4,273
4,139
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
571
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.72 1,544
1,623
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/23/23 1,800,000 100.75 1,814
1,881
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 07/30/24 2,000,000 91.57 1,831
1,700
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 400,000 103.78 415
415
Radiance Community Development District Special Assessment 08/29/25 225,000 99.33 223
232
Radiance Community Development District Special Assessment 08/29/25 175,000 99.43 174
183
Randal Park Community Development District Special Assessment 11/30/18 895,000 100.00 895
866
Randal Park Community Development District Special Assessment 11/30/18 540,000 100.00 540
541
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
385
River Hall Community Development District Special Assessment 11/01/24 65,000 100.00 65
65
River Hall Community Development District Special Assessment 11/01/24 75,000 100.00 75
75
Riverwalk Community Development District Special Assessment 03/07/25 100,000 99.56 100
97
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.39 226
225
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
101
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
200
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.36 149
153
Rye Ranch Community Development District Special Assessment 09/13/23 60,000 99.32 60
62
Saltmeadows Community Development District Special Assessment 05/29/25 100,000 100.22 100
103
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
51
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.20 50
39
Savannah Georgia Convention Center Authority Revenue Bonds 09/11/25 800,000 97.52 780
801
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.29 99
99
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 335,000 92.19 309
266
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 111.88 112
76
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 225,000 100.52 226
213
Shelby County Health and Educational Facilities Board Revenue Bonds 08/01/24 100,000 100.73 101
96
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.66 174
174
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.77 198
194

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 531
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 125,000 98.87 124
114
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 600,000 100.00 600
618
Sierra Vista Industrial Development Authority Revenue Bonds 07/10/25 100,000 100.00 100
103
Solaeris Community Development District Special Assessment 06/25/25 200,000 100.00 200
214
Somerset Bay Community Development District Special Assessment
Revenue Bonds 05/20/24 100,000 100.00 100
98
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.58 415
370
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.14 496
445
South Carolina Jobs-Economic Development Authority Revenue Bonds 01/06/25 100,000 96.37 96
95
Spring Valley Community Infrastructure District No. 1 Special Assessment 07/29/25 2,271,000 89.06 2,023
2,147
St. Paul Housing and Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.67 141
142
St. Paul Housing and Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.83 232
233
State of Hawaii Department of Budget and Finance Revenue Bonds 12/04/15 1,470,000 101.35 1,490
1,445
State of Hawaii Department of Budget and Finance Revenue Bonds 10/10/23 3,850,000 100.00 3,850
3,953
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 100.37 251
244
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 250,000 98.57 246
241
State of Nevada Department of Business and Industry Revenue Bonds 02/21/25 1,425,000 97.65 1,392
1,128
State of Ohio Revenue Bonds 11/14/19 275,000 105.85 291
249
State of Ohio Revenue Bonds 12/05/19 610,000 100.72 614
601
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.74 1,687
1,830
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 375,000 102.01 383
394
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98.92 99
105
Stoneybrook South Community Development District Special Assessment 11/25/20 1,125,000 87.88 1,095
860
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.97 643
522
Stuart Crossing Community Development District Special Assessment 03/13/24 100,000 99.00 99
99
Sunset Parks Metropolitan District General Obligation Limited 10/30/24 500,000 100.00 500
465
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
401
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.32 983
944
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.36 99
100
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.31 99
91
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.47 99
97
Town of Argyle Special Assessment Revenue Bonds 01/24/18 145,000 100.00 145
141
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 727,000 100.00 727
744
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 100.00 100
81
Town of Little Elm Special Assessment Revenue Bonds 12/22/21 100,000 99.13 99
85
Town of Little Elm Special Assessment Revenue Bonds 11/02/22 750,000 100.00 750
804
Town of Providence Village Special Assessment 08/07/24 370,000 99.26 367
349
Town of Providence Village Special Assessment 02/19/25 76,000 100.00 76
76
Town of Providence Village Special Assessment 02/19/25 100,000 99.56 100
100
Town of Whiteland Tax Allocation Revenue Bonds 07/11/24 125,000 99.76 125
126
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.68 100
105
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
96
Travis County Development Authority Special Assessment 12/03/24 100,000 98.88 99
97
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.67 261
264
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 690,000 98.69 681
606
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.49 529
503
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 9,685,000 95.33 9,232
9,726
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.31 205
190
UIPA Crossroads Public Infrastructure District Tax Allocation 12/28/21 1,000,000 100.00 1,000
923
Union County Improvement Authority Revenue Bonds 10/23/19 1,054,348 85.23 899
646
Union County Improvement Authority Revenue Bonds 02/22/24 95,850 99.58 95
95
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.57 513
501
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
332
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.19 194
183
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 96.01 288
303
Utah State Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.57 453
295
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.04 908
749
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.18 1,451
1,086
Utah State Charter School Finance Authority Revenue Bonds 12/14/21 400,000 102.84 411
386
Utah State Charter School Finance
Authority
Revenue Bonds 06/16/22 500,000 100.00 500
498
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 74.02 315
287
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 69.45 139
141
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.42 98
80
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 840,000 97.53 819
842

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Ventana Community Development District Special Assessment Revenue
Bonds 03/01/18 500,000 97.66 488
479
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
50
Veranda Community Development District II Special Assessment 02/24/21 50,000 101.51 51
40
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.91 99
96
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
100
Verk Industrial Regional Public Infrastructure District Tax Allocation 07/18/25 2,000,000 100.00 2,000
2,065
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
177
Vermont Economic Development Authority Revenue Bonds 03/07/25 200,000 100.00 200
199
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 875,000 90.36 791
752
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 275,000 98.32 270
268
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,349,000 100.00 1,349
1,346
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 260,000 100.00 260
212
Village Community Development District No. 13 Special Assessment
Revenue Bonds 09/11/20 575,000 100.00 575
419
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.29 201
202
Village of Lincolnwood Tax Allocation 01/23/25 1,400,000 100.00 1,400
1,426
Village of Salado Special Assessment Revenue Bonds 06/07/24 100,000 100.00 100
101
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.01 455
433
Virgin Islands Public Finance Authority Revenue Bonds 10/24/24 350,000 102.48 359
360
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,500,000 103.03 1,545
1,522
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.35 215
179
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 107.81 162
139
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.38 2,636
1,996
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,160,000 100.30 1,163
1,169
Washington State Housing Finance Commission Revenue Bonds 05/16/25 500,000 100.35 502
508
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,000,000 98.93 989
986
Washington State Housing Finance Commission Revenue Bonds 06/18/25 150,000 99.42 149
152
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
152
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
150
Waterview North Metropolitan District No. 1 General Obligation Limited 12/18/24 500,000 100.00 500
485
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 100.46 100
100
Wellness Ridge Community Development District Special Assessment 12/05/24 100,000 99.70 100
97
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.26 496
528
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.75 1,730
1,358
West Port East Community Development District Special Assessment 06/13/25 100,000 99.17 99
102
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 350,000 102.40 358
360
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 99.01 114
103
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 100.00 100
93
Westside Community Development District Special Assessment Revenue
Bonds 09/20/19 100,000 99.85 100
92
Westview South Community Development District Special Assessment 07/31/25 250,000 100.00 250
260
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
116
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.26 251
215
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 1,000,000 93.58 936
934
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
446
Woodland Crossing Community Development District Special Assessment 04/16/25 200,000 99.66 199
207
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 100.00 100
100
Woodland Preserve Community Development District Special Assessment 03/06/25 100,000 99.56 100
98
Wyandotte County City Unified Government Revenue Bonds 04/03/23 4,800,000 47.95 2,326
2,694
Wyandotte County-Kansas City Unified Government Tax Allocation 10/24/25 1,000,000 97.47 975 973
492,978
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States Treasury Long Bond Futures 500 USD 58,656 12/25 (1,156)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,156)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 60,844 $ — $ — $ 60,844
Alaska — 1,959 — — 1,959
Arizona — 31,968 — — 31,968
Arkansas — 12,908 — — 12,908
California — 149,233 — — 149,233
Colorado — 83,855 — — 83,855
Connecticut — 34,624 — — 34,624
Delaware — 1,359 — — 1,359
District of Columbia — 22,073 — — 22,073
Florida — 233,383 — — 233,383
Georgia — 47,767 — — 47,767
Guam — 10,840 — — 10,840
Hawaii — 12,188 — — 12,188
Idaho — 5,122 — — 5,122
Illinois — 158,717 — — 158,717
Indiana — 13,686 — — 13,686
Iowa — 21,043 — — 21,043
Kansas — 5,434 — — 5,434
Kentucky — 12,825 — — 12,825
Louisiana — 20,186 — — 20,186
Maine — 1,341 — — 1,341
Maryland — 30,301 — — 30,301
Massachusetts — 24,712 — — 24,712
Michigan — 44,507 — — 44,507
Minnesota — 11,973 — — 11,973
Mississippi — 4,502 — — 4,502
Missouri — 29,788 — — 29,788
Montana — 3,934 — — 3,934
Nevada — 8,081 — — 8,081
New Hampshire — 21,985 — — 21,985
New Jersey — 77,739 — — 77,739

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
New Mexico — 1,428 — — 1,428
New York — 165,280 — — 165,280
North Carolina — 18,151 — — 18,151
North Dakota — 5,614 — — 5,614
Ohio — 93,232 — — 93,232
Oklahoma — 12,479 — — 12,479
Oregon — 7,617 — — 7,617
Pennsylvania — 99,992 — — 99,992
Puerto Rico — 165,324 — — 165,324
Rhode Island — 5,636 — — 5,636
South Carolina — 15,420 — — 15,420
South Dakota — 2,292 — — 2,292
Tennessee — 6,177 — — 6,177
Texas — 127,923 — — 127,923
Utah — 32,890 294 — 33,184
Vermont — 3,261 — — 3,261
Virgin Islands — 15,175 — — 15,175
Virginia — 25,972 — — 25,972
Washington — 30,124 — — 30,124
West Virginia — 8,274 — — 8,274
Wisconsin — 82,762 — — 82,762
Wyoming — 932 — — 932
Short-Term Investments — — — 185,096 185,096
Total Investments
— 2,124,832 294 185,096 2,310,222
Other Financial Instruments
T
Liabilities
Futures Contracts (1,156) — — — (1,156)
Total Other Financial Instruments
*
$ (1,156) $ — $ — $ — $ (1,156)
*
Futures contracts values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts* $ 1,156
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 786
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ (1,15 6 )
* Includes cumulative appreciation (depreciation) of futures contracts as repor ted in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,355,945
Investments, at fair value(>) ........................................................................................................................................................
2,310,222
Cash .............................................................................................................................................................................................. 59
Receivables:
Dividends and interest ...................................................................................................................................................... 33,347
Dividends from affiliated funds ....................................................................................................................................... 575
Investments sold ............................................................................................................................................................... 265
Fund shares sold ............................................................................................................................................................... 4,968
From broker(a) ................................................................................................................................................................. 3,146
Total assets ...............................................................................................................................................................
2,352,582
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 975
Fund shares redeemed ...................................................................................................................................................... 1,413
Accrued fees to affiliates .................................................................................................................................................. 1,099
Other accrued expenses .................................................................................................................................................... 172
Variation margin on futures contracts .............................................................................................................................. 1,155
Total liabilities ...........................................................................................................................................................
4,814
Net Assets ...............................................................................................................................................................
$ 2,347,768

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 537
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (155,943)
Shares of beneficial interest .........................................................................................................................................................
2,409
Additional paid-in capital ............................................................................................................................................................
2,501,302
Net Assets ...............................................................................................................................................................
$ 2,347,768
(>)   Investments in affiliates, U.S. Cash Management Fund $ 185,096
(a)     Receivable from Broker for Futures $ 3,146
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.74
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 10.12
Class A — Net assets ........................................................................................................................................................... $ 14,916,430
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,531,517
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.71
Class C — Net assets ........................................................................................................................................................... $ 6,134,100
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 631,695
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.74
Class M — Net assets .......................................................................................................................................................... $ 586,872,215
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 60,241,190
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.75
Class S — Net assets ............................................................................................................................................................ $ 1,739,845,692
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 178,483,061
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 104,471
Dividends from affiliated funds ....................................................................................................................................... 3,759
Total investment income ..............................................................................................................................................................
108,230
Expenses
Advisory fees ................................................................................................................................................................... 10,258
Administrative fees .......................................................................................................................................................... 1,042
Custodian fees .................................................................................................................................................................. 140
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 49
Transfer agent fees - Class A ........................................................................................................................................... 28
Transfer agent fees - Class C ........................................................................................................................................... 13
Transfer agent fees - Class M .......................................................................................................................................... 1,129
Transfer agent fees - Class S ............................................................................................................................................ 3,195
Professional fees .............................................................................................................................................................. 271
Registration fees ............................................................................................................................................................... 112
Shareholder servicing fees - Class C ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 120
Printing fees ..................................................................................................................................................................... 130
Miscellaneous .................................................................................................................................................................. 88
Expenses before reductions .............................................................................................................................................. 16,626
Expense reductions .......................................................................................................................................................... (3,663)
Net expenses ................................................................................................................................................................................
12,963
Net investment income (loss) .......................................................................................................................................................
95,267
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (14,473)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 786
Net realized gain (loss) ................................................................................................................................................................
(13,691)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (22,345)
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (1,156)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (23,498)
Net realized and unrealized gain (loss) ........................................................................................................................................ (37,189)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 58,078

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 95,267 $ 80,800
Net realized gain (loss) ................................................................................................................ (13,691) (3,887)
Net change in unrealized appreciation (depreciation) ................................................................. (23,498) 184,977
Net increase (decrease) in net assets from operations ....................................................................... 58,078 261,890
Distributions
To shareholders
Class A ..................................................................................................................................... (608) (453)
Class C ..................................................................................................................................... (231) (193)
Class M .................................................................................................................................... (26,010) (23,335)
Class S ...................................................................................................................................... (71,977) (55,511)
Net decrease in net assets from distributions ..................................................................................... (98,826) (79,492)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 313,872 307,234
Total Net Increase (Decrease) in Net Assets ...................................................................
273,124 489,632
Net Assets
Beginning of period ........................................................................................................................... 2,074,644 1,585,012
End of period ......................................................................................................................................
$ 2,347,768 $ 2,074,644

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 974 $ 9,327 477 $ 4,706
Proceeds from reinvestment of distributions 63 607 46 453
Payments for shares redeemed (809) (7,805) (296) (2,926)
Net increase (decrease)
228 2,129 227 2,233
Class C
Proceeds from shares sold 158 1,540 277 2,722
Proceeds from reinvestment of distributions 24 231 20 193
Payments for shares redeemed (249) (2,404) (182) (1,783)
Net increase (decrease)
(67) (633) 115 1,132
Class M
Proceeds from shares sold 16,151 156,930 19,001 187,416
Proceeds from reinvestment of distributions 2,670 25,915 2,383 23,298
Payments for shares redeemed (21,515) (211,690) (10,340) (101,393)
Net increase (decrease)
(2,694) (28,845) 11,044 109,321
Class S
Proceeds from shares sold 62,463 608,711 44,126 429,592
Proceeds from reinvestment of distributions 7,406 71,897 5,670 55,442
Payments for shares redeemed (35,017) (339,387) (29,667) (290,486)
Net increase (decrease)
34,852 341,221 20,129 194,548
Total increase (decrease)
32,319 $ 313,872 31,515 $ 307,234

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 541
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.94 8.95 9.08 11.26 10.69
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.39 .39 .36 .29 .29
$ Net Realized and Unrealized Gain (Loss) (.17) .98 (.11) (2.15) .61
$ Total from Investment Operations .22 1.37 .25 (1.86) .90
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.42) (.38) (.38) (.32) (.33)
$ Total Distributions (.42) (.38) (.38) (.32) (.33)
$ Net Asset Value, End of Period 9.74 9.94 8.95 9.08 11.26
% Total Return
(±)
2.26 15.51 2.52 (16.83) 8.45
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 14,916 12,961 9,631 12,202 21,752
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.01 1.03 1.04 1.04 1.05
% Expenses, Net
(Ƃ)
.89 .90 .89 .89 .89
% Net Investment Income
(Ƃ)
4.08 3.92 3.77 2.73 2.57
% Portfolio Turnover Rate 22 16 35 43 14
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.91 8.92 9.05 11.24 10.67
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.32 .31 .29 .22 .20
$ Net Realized and Unrealized Gain (Loss) (.18) .99 (.11) (2.17) .62
$ Total from Investment Operations .14 1.30 .18 (1.95) .82
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.34) (.31) (.31) (.24) (.25)
$ Total Distributions (.34) (.31) (.31) (.24) (.25)
$ Net Asset Value, End of Period 9.71 9.91 8.92 9.05 11.24
% Total Return 1.49 14.73 1.77 (17.56) 7.69
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 6,134 6,927 5,214 5,652 6,804
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.76 1.78 1.79 1.79 1.80
% Expenses, Net
(Ƃ)
1.64 1.65 1.64 1.64 1.64
% Net Investment Income
(Ƃ)
3.31 3.17 3.03 2.08 1.81
% Portfolio Turnover Rate 22 16 35 43 14

See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.94 8.95 9.08 11.27 10.70
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.43 .42 .40 .33 .33
$ Net Realized and Unrealized Gain (Loss) (.18) .99 (.12) (2.16) .60
$ Total from Investment Operations .25 1.41 .28 (1.83) .93
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.45) (.42) (.41) (.36) (.36)
$ Total Distributions (.45) (.42) (.41) (.36) (.36)
$ Net Asset Value, End of Period 9.74 9.94 8.95 9.08 11.27
% Total Return 2.61 15.90 2.88 (16.59) 8.81
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 586,872 625,790 464,352 468,687 472,832
Ratio to average net assets:
– – – – –
% Expenses, Gross .76 .78 .79 .79 .80
% Expenses, Net
(Ƃ)
.54 .55 .54 .54 .54
% Net Investment Income
(Ƃ)
4.42 4.27 4.13 3.20 2.92
% Portfolio Turnover Rate 22 16 35 43 14
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.95 8.95 9.08 11.28 10.70
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.42 .41 .39 .32 .32
$ Net Realized and Unrealized Gain (Loss) (.18) 1.00 (.12) (2.17) .61
$ Total from Investment Operations .24 1.41 .27 (1.85) .93
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.44) (.41) (.40) (.35) (.35)
$ Total Distributions (.44) (.41) (.40) (.35) (.35)
$ Net Asset Value, End of Period 9.75 9.95 8.95 9.08 11.28
% Total Return 2.54 15.94 2.81 (16.73) 8.80
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,739,846 1,428,966 1,105,815 1,037,125 1,104,233
Ratio to average net assets:
– – – – –
% Expenses, Gross .76 .78 .79 .79 .79
% Expenses, Net
(Ƃ)
.61 .62 .61 .61 .63
% Net Investment Income
(Ƃ)
4.35 4.20 4.07 3.12 2.84
% Portfolio Turnover Rate 22 16 35 43 14

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 543
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 690,267
Administrative fees 93,575
Distribution fees 7,049
Shareholder servicing fees 1,276
Transfer agent fees 301,253
Trustees' fees 5,753
$ 1,099,173
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 77,991 $ 768,875 $ 661,769 $ (4) $ 3 $ 185,096 $ 3,759 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,372,233,528 $ 82,403,357 $ (144,414,782) $ (62,011,425)
Tax-Exempt
Distributable
Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 11,362,697 $ (105,293,852) $ (62,011,423) $ — $ (155,942,578)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 7,663,010 $ — $ 91,162,750 $ 5,107,388 $ — $ 74,384,978

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt High Yield Bond Fund
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.1%
Alabama - 4.8%
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,500 5.000 09/01/36 1,748
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,250 5.000 09/01/37 1,445
Alabama Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 500 5.000 02/01/29 524
Alabama Housing Finance Authority Revenue Bonds 2,965 5.750 10/01/55 3,213
Alabama Housing Finance Authority Revenue Bonds 4,495 5.750 04/01/56 4,890
Alabama State University Revenue Bonds 1,700 5.250 09/01/40 940
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,655
Black Belt Energy Gas District Revenue Bonds 1,600 5.000 11/01/34 1,730
Black Belt Energy Gas District Revenue Bonds 28,000 5.000 10/01/35 29,076
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 850 4.000 12/01/49 850
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,135 3.570 10/01/52 2,114
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,300 4.000 10/01/52 14,388
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,842
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 24,865 3.870 04/01/53 24,376
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 721
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,288
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 7,860 5.250 12/01/53 8,571
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 14,000 5.000 03/01/55 7,590
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 8,170 5.250 05/01/55 8,933
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.000 12/01/55 4,966
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,001
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 1,000 5.000 06/01/38 1,123
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 1,085 5.250 06/01/43 1,194
County of Jefferson Sewer Revenue Bonds 500 5.000 10/01/39 541
County of Jefferson Sewer Revenue Bonds 580 5.250 10/01/42 627
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/45 1,077
County of Jefferson Sewer Revenue Bonds 7,500 5.500 10/01/53 7,885
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 254
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,070
Energy Southeast A Cooperative District Revenue Bonds 17,000 5.000 09/01/33 17,648
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 948
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 07/01/54 10,936
Health Care Authority for Baptist Health (The) Revenue Bonds 1,000 5.000 11/15/35 1,081
Health Care Authority for Baptist Health (The) Revenue Bonds 450 5.000 11/15/36 484
Health Care Authority for Baptist Health (The) Revenue Bonds 745 5.000 11/15/37 797
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,524
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 351
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 6,730 5.125 08/01/44 3,555
Jacksonville Public Educational Building Authority Revenue Bonds (µ) 1,400 5.250 08/01/49 733
Limestone County Water and Sewer Authority Revenue Bonds 750 5.000 12/01/41 412
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 1,020 3.900 07/15/32 510
Mobile County Industrial Development Authority Revenue Bonds (~)(Ê) 5,500 3.375 06/01/34 5,551
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 702
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 210 2.250 11/01/27 128
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 550 2.375 11/01/28 334
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,590 4.000 11/01/37 965
Prichard Waterworks and Sewer Board Water Revenue Bonds (Æ)(Ø) 1,670 4.000 11/01/38 1,014
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 4,090 5.000 08/01/54 4,427
Southeast Energy Authority, A Cooperative District Revenue Bonds 14,000 5.000 11/01/35 14,985

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,998
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 869
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 25,825 5.000 05/01/55 27,848
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 20,480 5.000 10/01/55 22,236
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 6,350 5.000 01/01/56 6,670
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,284
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,209
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 500 5.250 05/01/44 502
Water Works Board of the City of Birmingham (The) Revenue Bonds (Þ) 3,650 3.750 09/01/26 1,825
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,752
295,910
Alaska - 0.2%
Alaska Industrial Development and Export Authority Revenue Bonds 465 5.000 06/01/33 490
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 164
Alaska Municipal Bond Bank Authority Revenue Bonds 170 5.000 12/01/27 178
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 316
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 328
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 234
City of Valdez AK Revenue Bonds (~)(Ê) 9,080 3.900 12/01/33 4,540
CIVICVentures Revenue Bonds 800 4.000 09/01/38 800
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,002
State of Alaska General Obligation Unlimited 1,160 5.000 08/01/27 604
State of Alaska General Obligation Unlimited 1,740 5.000 08/01/28 928
9,584
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 6,575 2.870 01/01/37 6,458
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 3,035 3.470 01/01/46 3,022
Arizona Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 715 3.470 01/01/46 715
Arizona Industrial Development Authority Revenue Bonds 85 2.650 07/01/26 84
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 247
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 136
Arizona Industrial Development Authority Revenue Bonds 325 5.000 11/01/28 340
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,209
Arizona Industrial Development Authority Revenue Bonds (Þ) 215 3.000 12/15/31 201
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 253
Arizona Industrial Development Authority Revenue Bonds 1,500 4.700 10/01/40 1,563
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/42 13,296
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,300
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,916
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 226
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/58 1,520
Arizona Industrial Development Authority Revenue Bonds 895 5.125 01/01/59 829
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,669
City of Buckeye Revenue Bonds General Obligation Unlimited 1,100 5.000 07/01/42 1,215
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,591
City of Glendale Water and Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,648
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,200 5.000 07/01/40 1,352
City of Lake Havasu City Wastewater System Revenue General Obligation Limited 1,000 5.000 07/01/41 1,116
City of Mesa General Obligation Unlimited 2,000 5.000 07/01/42 2,209
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,120
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,113

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,750 5.000 07/01/39 3,080
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,321
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,500 5.000 07/01/41 1,385
City of Phoenix Civic Improvement Corp. Revenue Bonds 2,300 5.000 07/01/42 1,263
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/43 1,906
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 281
City of Phoenix Industrial Development Authority (The) Revenue Bonds 1,000 5.000 07/01/36 998
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 1,002
Entertainment Center Community Facilities District Revenue Bonds 2,606 4.000 07/01/37 2,638
Glendale Industrial Development Authority Revenue Bonds 2,000 5.000 05/15/43 1,068
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 541
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 47
Maricopa County and Phoenix  Industrial Development Authority Revenue Bonds 1,750 5.750 03/01/56 1,928
Maricopa County Elementary School District No. 8 Osborn General Obligation
Unlimited (µ) 400 5.000 07/01/26 406
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 892
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 98
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,052
Maricopa County Industrial Development Authority Revenue Bonds 4,000 5.000 01/01/32 4,091
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 973
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 842
Maricopa County Industrial Development Authority Revenue Bonds 2,230 4.000 07/01/34 1,135
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,088
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 590
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 458
Maricopa County Industrial Development Authority Revenue Bonds (~)(Ê) 5,060 3.900 12/01/48 2,530
Maricopa County Industrial Development Authority Revenue Bonds 3,780 6.250 03/01/55 4,218
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 01/01/38 5,113
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 3,005
Maricopa County Pollution Control Corp. Revenue Bonds 825 4.500 08/01/42 782
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 335
Navajo County Unified School District No. 27 Kayenta Revenue Bonds 2,000 5.000 07/01/30 1,051
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,115
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 129
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 221
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 786
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 429
Sierra Vista Industrial Development Authority Revenue Bonds (Þ) 325 5.000 06/15/44 317
Tucson Industrial Development Authority/Pima County Industrial Development
Authority Revenue Bonds 2,500 5.500 01/01/56 2,721
109,183
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 190
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 226
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 185
Batesville Public Facilities Board Revenue Bonds 625 5.000 06/01/26 629
Batesville Public Facilities Board Revenue Bonds 560 5.000 06/01/27 570
City of Fort Smith Water and Sewer Revenue Bonds 3,500 5.000 10/01/31 3,691

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 504
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,081
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,880
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,310
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,865
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 860
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 327
16,361
California - 7.5%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 126
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,750 3.520 04/01/56 1,722
Bay Area Toll Authority Revenue Bonds (~)(ae)(Ê) 1,200 3.630 04/01/56 1,184
Brentwood Infrastructure Financing Authority Special Assessment (µ) 990 5.000 09/02/29 991
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 203
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 254
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 937
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 02/01/52 1,276
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 18,220 5.250 01/01/54 19,341
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 295
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 02/01/55 703
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 14,745 5.000 08/01/55 15,784
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 13,810 5.000 11/01/55 14,663
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 9,480 5.000 12/01/55 10,166
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 2,000 5.000 03/01/56 2,194
California County Tobacco Securitization Agency Revenue Bonds 50 5.000 06/01/49 50
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 472
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 844
California Enterprise Development Authority Revenue Bonds 1,310 3.500 08/01/40 1,283
California Enterprise Development Authority Revenue Bonds 2,970 4.000 08/01/40 3,072
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,306
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,391
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 12/01/28 5,247
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 608
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,619
California Health Facilities Financing Authority Revenue Bonds 1,370 5.000 12/01/36 1,516
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/39 1,030
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,223
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 250
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/43 5,442
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,199
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,620
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 840
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 05/01/54 337
California Infrastructure and Economic Development Bank Revenue Bonds 2,515 3.250 08/01/29 2,532
California Infrastructure and Economic Development Bank Revenue Bonds 920 4.000 05/01/39 930
California Infrastructure and Economic Development Bank Revenue Bonds 295 4.000 05/01/40 297
California Infrastructure and Economic Development Bank Revenue Bonds 3,645 5.000 07/01/41 3,835
California Infrastructure and Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,876
California Infrastructure and Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,448
California Infrastructure and Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,026
California Infrastructure and Economic Development Bank Revenue Bonds 495 5.000 11/01/44 504

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Infrastructure and Economic Development Bank Revenue Bonds 6,400 5.250 07/01/49 6,574
California Infrastructure and Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,559
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,270
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 722
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 103
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/28 1,164
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 156
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 590
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 233
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,576
California Municipal Finance Authority Revenue Bonds (ae) 350 5.000 01/01/31 370
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 831
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 103
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,244
California Municipal Finance Authority Revenue Bonds (Þ) 405 5.125 11/01/40 408
California Municipal Finance Authority Revenue Bonds (~)(Ê) 2,500 4.325 11/20/40 2,518
California Municipal Finance Authority Revenue Bonds (~)(Ê) 12,943 3.356 02/20/41 12,070
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 223
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 845
California Municipal Finance Authority Revenue Bonds 1,470 5.000 05/15/43 1,491
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 570
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 1,750 5.000 06/01/56 925
California Municipal Finance Authority Revenue Bonds (~)(ae)(Ê) 2,400 3.150 08/01/59 1,208
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 331
California Public Finance Authority Revenue Bonds 415 4.000 10/15/26 416
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 364
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 498
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 103
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 784
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 435
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 998
California School Finance Authority Revenue Bonds (Þ) 500 5.000 06/01/44 242
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 119
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 85
California School Finance Authority Revenue Bonds (Þ) 500 5.000 06/01/54 230
California State University Revenue Bonds 6,350 5.000 11/01/41 6,410
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,620 3.500 11/01/27 1,612
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 359
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,225
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 283
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 731
California Statewide Communities Development Authority Revenue Bonds (Þ) 775 5.000 12/01/36 777
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 401
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 04/01/38 2,534
California Statewide Communities Development Authority Revenue Bonds 225 5.000 05/15/40 226
California Statewide Communities Development Authority Revenue Bonds 2,500 5.000 12/01/41 2,739
California Statewide Communities Development Authority Revenue Bonds 570 5.250 12/01/44 570
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,830
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/28 303
California Statewide Communities Development Authority Special Assessment 300 4.000 09/02/30 302
California Statewide Communities Development Authority Special Assessment 395 4.750 09/02/33 406

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,045
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 863
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 711
City and County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,490
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 391
City and County of San Francisco Infrastructure and Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 385
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 244
City of Beaumont Special Tax 600 5.000 09/01/43 620
City of Beaumont Special Tax 650 5.000 09/01/44 670
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 506
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 505
City of Calimesa Special Tax 185 4.000 09/01/33 187
City of Fillmore Special Tax 920 5.000 09/01/38 985
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,136
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 528
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,695
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 12,988
City of Los Angeles Department of Airports Revenue Bonds 9,645 5.000 05/15/41 10,852
City of Los Angeles Department of Airports Revenue Bonds 4,535 5.000 05/15/42 5,061
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 25
City of Rancho Cordova Special Tax 1,490 4.000 09/01/26 1,495
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,447
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 10
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 252
City of Roseville Special Tax 470 4.500 09/01/33 484
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 2,250 5.000 09/01/35 2,280
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 95
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 647
City of Roseville Special Tax 1,500 6.000 09/01/53 1,620
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,324
Corona Community Facilities District Special Tax 100 5.000 09/01/30 106
Corona Community Facilities District Special Tax 100 5.000 09/01/31 107
Corona Community Facilities District Special Tax 180 5.250 09/01/33 194
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 100 5.000 09/01/28 105
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 275 5.000 09/01/33 297
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 500 5.000 09/01/35 538
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 600 5.000 09/01/37 645
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 400 5.000 09/01/47 411
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,148
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 801
Dublin Community Facilities District No. 2015-1 Special Tax 2,385 5.000 09/01/37 2,419

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East County Advanced Water Purification Joint Powers Authority Revenue Bonds 20,000 3.125 09/01/26 10,018
El Camino Community College District Foundation (The) General Obligation
Unlimited 630 4.000 08/01/43 318
El Centro Elementary School District General Obligation Unlimited 1,930 5.000 06/15/30 1,076
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,059
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 3,690 5.000 06/01/28 3,843
Golden State Tobacco Securitization Corp. Revenue Bonds (ae) 750 5.000 06/01/33 802
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 2,000
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,011
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 434
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,952
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,716
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,160
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,026
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 294
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 350
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 506
Irvine Facilities Financing Authority Revenue Bonds 1,000 5.250 05/01/48 1,013
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 81
Irvine Unified School District Special Tax 800 4.000 09/01/39 811
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,168
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 630
Los Angeles Department of Water and Power Revenue Bonds 290 5.000 07/01/27 291
Los Angeles Department of Water and Power Revenue Bonds 4,465 5.000 07/01/27 4,608
Los Angeles Department of Water and Power Revenue Bonds 4,150 5.000 07/01/28 2,178
Los Angeles Department of Water and Power Revenue Bonds 2,000 5.000 07/01/29 2,168
Los Angeles Department of Water and Power Revenue Bonds 3,750 5.000 07/01/30 4,089
Los Angeles Department of Water and Power Revenue Bonds 1,270 5.000 07/01/30 1,402
Los Angeles Department of Water and Power Revenue Bonds 965 5.000 07/01/31 1,006
Los Angeles Department of Water and Power Revenue Bonds 2,000 5.000 07/01/32 2,139
Los Angeles Department of Water and Power Revenue Bonds 3,740 5.000 07/01/33 4,292
Los Angeles Department of Water and Power Revenue Bonds 7,265 5.000 07/01/33 8,156
Los Angeles Department of Water and Power Revenue Bonds 5,475 5.000 07/01/34 4,190
Los Angeles Department of Water and Power Revenue Bonds 1,500 5.000 07/01/35 1,748
Los Angeles Department of Water and Power Revenue Bonds 400 5.000 07/01/36 422
Los Angeles Department of Water and Power Revenue Bonds 2,070 5.000 07/01/36 2,339
Los Angeles Department of Water and Power Revenue Bonds 5,155 5.000 07/01/37 5,776
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/37 1,133
Los Angeles Department of Water and Power Revenue Bonds 1,035 5.000 07/01/38 1,134
Los Angeles Department of Water and Power Revenue Bonds 6,630 5.000 07/01/39 7,113
Los Angeles Department of Water and Power Revenue Bonds 1,615 5.000 07/01/39 1,719
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.000 07/01/39 1,114
Los Angeles Department of Water and Power Revenue Bonds 1,290 5.000 07/01/40 1,392
Los Angeles Department of Water and Power Revenue Bonds 380 5.000 07/01/41 408
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,250 5.000 07/01/41 1,370
Los Angeles Department of Water and Power Revenue Bonds 4,830 5.000 07/01/42 5,253
Los Angeles Department of Water and Power Revenue Bonds (µ) 2,250 5.250 07/01/44 2,460
Los Angeles Department of Water and Power Revenue Bonds 3,750 5.000 07/01/45 3,988
Los Angeles Department of Water and Power Revenue Bonds (µ) 1,000 5.250 07/01/46 1,081

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles Department of Water and Power Revenue Bonds 220 5.000 07/01/52 227
Los Angeles Department of Water and Power Water System Revenue Bonds 250 5.000 07/01/27 259
Los Angeles Department of Water and Power Water System Revenue Bonds 725 5.000 07/01/27 727
Los Angeles Department of Water and Power Water System Revenue Bonds 2,000 5.000 07/01/46 2,004
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,415
Lynwood Unified School District General Obligation Unlimited (µ) 565
Zero
coupon 08/01/31 457
Lynwood Unified School District General Obligation Unlimited (µ) 500
Zero
coupon 08/01/32 387
Lynwood Unified School District General Obligation Unlimited (µ) 685
Zero
coupon 08/01/33 507
Lynwood Unified School District General Obligation Unlimited (µ) 630
Zero
coupon 08/01/34 445
Lynwood Unified School District General Obligation Unlimited (µ) 785
Zero
coupon 08/01/35 527
Lynwood Unified School District General Obligation Unlimited (µ) 990
Zero
coupon 08/01/36 626
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,439
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,240
Menifee Union School District Special Tax 150 5.000 09/01/42 154
Modesto Irrigation District Revenue Bonds (~)(µ)(Ê) 2,500 3.600 09/01/37 2,442
Napa Valley Community College District General Obligation Unlimited 4,000 4.000 08/01/31 4,012
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 812
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 193
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 422
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,235
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 687
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 282
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 242
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 572
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 116
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,002
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,152
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490 5.000 10/01/28 499
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010 5.000 10/01/37 1,025
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 244
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 268
Root Creek Water District Community Facilities District No. 2016-1 Improvement
Area No. 2 Special Tax 2,690 5.000 09/01/43 2,776
Sacramento County Water Financing Authority Revenue Bonds (~)(µ)(Ê) 1,740 3.520 06/01/34 1,667
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950
Zero
coupon 07/01/34 2,082
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885
Zero
coupon 07/01/36 1,203
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180
Zero
coupon 07/01/37 1,914
San Diego Unified School District General Obligation Unlimited 110
Zero
coupon 07/01/31 96
San Diego Unified School District General Obligation Unlimited 1,000 1.000 07/01/41 1,079
San Francisco City and County Airports Commission International Airport Revenue
Bonds 5,000 5.000 05/01/43 5,411

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City and County Airports Commission International Airport Revenue
Bonds 3,000 5.250 05/01/48 3,229
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 281
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 337
San Jacinto Unified School District Financing Authority Revenue Bonds 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,640 5.250 01/15/49 1,641
San Joaquin Valley Clean Energy Authority Revenue Bonds (~)(ae)(Ê) 2,200 5.500 01/01/56 2,513
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 447
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,177
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 807
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,318
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,421
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,562
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,207
Santa Clara Unified School District General Obligation Unlimited 2,500 3.250 07/01/44 2,155
South Orange County Public Financing Authority Special Tax (µ) 700 5.000 08/15/30 741
Southern California Logistics Airport Authority Tax Allocation (µ) 500 5.000 12/01/39 283
Southern California Public Power Authority Revenue Bonds 1,475 5.000 07/01/31 1,652
Southern California Public Power Authority Revenue Bonds 715 5.000 07/01/35 808
Southern California Public Power Authority Revenue Bonds 500 5.000 07/01/36 568
Southern California Public Power Authority Revenue Bonds 340 5.000 07/01/39 375
Southern California Public Power Authority Revenue Bonds (µ) 2,000 5.000 07/01/39 2,237
Southern California Public Power Authority Revenue Bonds 1,650 5.000 07/01/43 1,772
Southern California Public Power Authority Revenue Bonds (µ) 1,730 5.250 07/01/45 1,884
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 10,980 5.000 07/01/53 7,222
State of California General Obligation Unlimited 270 5.000 04/01/49 278
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 57
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 64
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 66
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 43
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 128
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 103
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 121
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 824
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 531
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,675
Tobacco Securitization Authority of Northern California Revenue Bonds 70 4.000 06/01/49 70
Tobacco Securitization Authority of Southern California Revenue Bonds 130 5.000 06/01/28 136
Town of Tiburon Special Assessment 65 2.375 09/02/41 46
Town of Tiburon Special Assessment 130 2.500 09/02/46 80
Transbay Joint Powers Authority Tax Allocation 890 5.000 10/01/36 954
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 127
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 390
University of California Revenue Bonds 3,300 5.000 05/15/28 3,529
University of California Revenue Bonds 7,065 5.000 05/15/40 8,016
University of California Revenue Bonds 2,650 5.000 05/15/41 2,674
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,922
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 920
464,190

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado - 2.5%
Adams Co. 12 Five Star Schools General Obligation Unlimited 1,700 5.250 12/15/44 1,886
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,170
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,031
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,260
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,050
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,044
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 782
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,756
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 2,000 5.000 12/01/33 2,195
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 360 4.000 12/01/46 344
Baseline Metropolitan District No. 1 General Obligation Unlimited (µ) 275 5.000 12/01/49 289
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 370
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,040
City and County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 990
City and County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,327
City and County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,288
City and County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,612
City of Boulder Water and Sewer Revenue Bonds 4,250 4.000 12/01/42 4,183
City of Colorado Springs Utilities System Revenue Bonds 2,500 5.000 11/15/40 2,821
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,000 5.250 12/01/38 1,146
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 876
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 2,645 5.000 12/01/43 2,844
Colorado Bridge and Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,779
Colorado Educational and Cultural Facilities Authority Revenue Bonds 855 5.000 08/15/30 856
Colorado Educational and Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 851
Colorado Educational and Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 97
Colorado Educational and Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 22
Colorado Educational and Cultural Facilities Authority Revenue Bonds 325 4.000 10/01/46 272
Colorado Health Facilities Authority Revenue Bonds 3,450 5.000 11/01/25 1,725
Colorado Health Facilities Authority Revenue Bonds 685 2.125 05/15/28 668
Colorado Health Facilities Authority Revenue Bonds 250 5.000 08/01/30 265
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,414
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,097
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,572
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 892
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,328
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,018
Colorado Health Facilities Authority Revenue Bonds 85 5.000 08/01/38 88
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,206
Colorado Health Facilities Authority Revenue Bonds 400 5.000 05/15/39 420
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,032
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,092
Colorado Health Facilities Authority Revenue Bonds 1,330 5.000 12/01/39 1,448
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 932
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,156
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 760
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,370 5.000 11/15/59 3,753
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 11/15/60 1,941
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/43 455
Colorado Housing and Finance Authority Revenue Bonds 620 4.250 11/01/49 626

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Housing and Finance Authority Revenue Bonds 2,525 3.250 05/01/52 2,492
Colorado Housing and Finance Authority Revenue Bonds 1,500 6.250 05/01/55 1,693
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,430
Denver City and County School District No. 1 General Obligation Unlimited 4,000 5.250 12/01/38 4,661
Denver City and County School District No. 1 General Obligation Unlimited 2,000 5.500 12/01/49 2,221
Denver Health and Hospital Authority Revenue Bonds 1,500 5.000 12/01/30 1,593
Denver Health and Hospital Authority Revenue Bonds 620 5.000 12/01/31 658
Denver Health and Hospital Authority Revenue Bonds 450 5.000 12/01/33 475
Denver Health and Hospital Authority Revenue Bonds 1,000 5.000 12/01/45 510
Denver Urban Renewal Authority Tax Allocation (Þ) 1,125 5.250 12/01/39 1,126
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,673
E-470 Public Highway Authority Revenue Bonds 880 5.000 09/01/28 936
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,407
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 170
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,315
E-470 Public Highway Authority Revenue Bonds (~)(ae)(Ê) 5,400 3.638 09/01/39 5,384
Eagle County Housing and Development Authority Revenue Bonds (~)(ae)(Ê) 2,300 3.550 12/01/45 1,156
Elbert County Independence Water and Sanitation District Revenue Bonds 1,000 5.125 12/01/33 515
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,277
Flatiron Meadows Metropolitan District General Obligation Limited (µ) 800 5.000 12/01/39 858
Glen Metropolitan District No. 2 General Obligation Limited 1,320 5.000 12/01/47 1,277
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,054
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 525
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,664
Gunnison County Housing Authority Revenue Bonds (µ) 2,065 5.000 06/01/34 2,296
Gunnison County Housing Authority Revenue Bonds (µ) 1,525 5.000 06/01/36 1,678
Gunnison County Housing Authority Revenue Bonds (µ) 2,155 5.000 06/01/40 2,316
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 989
Metropolitan State University of Denver Revenue Bonds 1,800 5.000 12/01/42 1,972
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 464
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,001
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,163
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 365
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 500
Parterre Metropolitan District No. 5 General Obligation Limited 880 5.125 12/01/35 926
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,505
Public Authority for Colorado Energy Revenue Bonds 835 6.250 11/15/28 876
Public Authority for Colorado Energy Revenue Bonds 1,000 6.500 11/15/38 1,212
Regional Transportation District Certificate of Participation 2,000 5.000 06/01/39 2,254
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 518
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 310
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,332
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,500 5.000 12/01/36 1,639
STC Metropolitan District No. 2 General Obligation Limited (µ) 2,875 5.000 12/01/37 3,129
STC Metropolitan District No. 2 General Obligation Limited (µ) 1,045 5.000 12/01/39 1,129
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 500
Town of Castle Rock Certificate of Participation 750 5.000 12/01/39 839
Town of Castle Rock Certificate of Participation 775 5.000 12/01/40 858
Trails at Crowfoot Metropolitan District No. 3 General Obligation Limited (µ) 650 4.000 12/01/44 300

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Trailside Metropolitan District No. 4 General Obligation Limited (µ) 750 5.000 12/01/39 801
University of Colorado Hospital Authority Revenue Bonds 10,770 5.000 11/15/29 5,860
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 128
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 128
VDW Metropolitan District No. 2 General Obligation Limited (µ) 885 4.000 12/01/45 812
Village at Dry Creek Metropolitan District No. 2 (The) General Obligation Limited 500 4.375 12/01/44 467
Village Metropolitan District(The) General Obligation Limited 4,085 5.000 12/01/49 4,014
Wildwing Metropolitan District No. 5 General Obligation Limited (µ) 1,000 4.250 12/01/44 964
155,384
Connecticut - 1.5%
City of Ansonia Certificate of Participation 475 4.750 12/01/45 482
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,393
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,690
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 720
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 609
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 615
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 466
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 133
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 532
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,916
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 212
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 106
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 1,003
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,073
City of West Haven General Obligation Unlimited 800 5.000 11/01/25 400
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 536
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 453
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 11/15/64 1,605
Connecticut State Health and Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,006
Connecticut State Health and Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 100
Connecticut State Health and Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,371
Connecticut State Health and Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 449
Connecticut State Health and Educational Facilities Authority Revenue Bonds 950 5.000 07/01/44 468
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,994
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,315 2.950 07/01/49 1,308
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 6,700 5.000 07/01/49 7,139
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 07/01/53 1,872
Connecticut State Health and Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 16,000 5.000 07/01/64 9,311
Metropolitan District (The) General Obligation Unlimited (µ) 630 5.000 11/01/30 640
Norwalk Housing Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.050 09/01/58 996
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 4,015
Stamford Housing Authority Revenue Bonds 4,000 4.250 10/01/30 2,010
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,273
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,099
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,422
State of Connecticut General Obligation Unlimited 345 5.000 06/15/28 366
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,540
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 290

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,964
State of Connecticut General Obligation Unlimited 1,750 4.000 04/15/37 1,788
State of Connecticut General Obligation Unlimited 2,000 3.000 11/15/42 859
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,394
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,252
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 422
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,978
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,596
University of Connecticut Revenue Bonds (µ) 600 5.000 04/15/29 631
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,516
95,013
Delaware - 0.7%
Delaware State Economic Development Authority Revenue Bonds 35 4.000 08/01/29 35
Delaware State Economic Development Authority Revenue Bonds 2,000 3.600 01/01/31 1,034
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 188
Delaware State Economic Development Authority Revenue Bonds (~)(Ê) 2,200 4.000 10/01/40 1,107
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 166
Delaware State Economic Development Authority Revenue Bonds (~)(Ê) 5,000 4.000 10/01/45 2,526
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 619
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,117
Delaware State Housing Authority Revenue Bonds 4,160 4.300 07/01/44 2,048
Delaware State Housing Authority Revenue Bonds 5,785 5.750 01/01/55 6,276
Delaware State Housing Authority Revenue Bonds 2,270 6.000 01/01/55 2,493
Delaware State Housing Authority Revenue Bonds 2,770 5.500 07/01/55 2,992
Delaware State Housing Authority Revenue Bonds 3,980 5.750 01/01/56 4,356
Delaware State Housing Authority Revenue Bonds 7,200 6.000 01/01/56 7,982
Delaware Transportation Authority Revenue Bonds 3,460 3.000 07/01/41 1,551
Delaware Transportation Authority Revenue Bonds 3,560 3.000 07/01/42 1,570
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,741
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 365 4.000 07/01/30 362
Town of Bridgeville Special Tax (Þ) 1,945 5.250 07/01/44 1,988
41,341
District of Columbia - 0.8%
District of Columbia General Obligation Unlimited 455 5.250 01/01/48 489
District of Columbia General Obligation Unlimited 1,020 5.000 08/01/49 538
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,850 5.000 12/01/26 1,852
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,605 5.000 06/01/27 1,607
District of Columbia Housing Finance Agency Revenue Bonds 575 5.000 03/01/28 601
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/28 1,588
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 12/01/28 5,204
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/29 1,035
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,536
District of Columbia Income Tax Revenue Bonds 5,000 5.000 06/01/37 2,869
District of Columbia Income Tax Revenue Bonds 1,755 5.000 10/01/37 1,992
District of Columbia Income Tax Revenue Bonds 2,500 5.000 12/01/37 2,784
District of Columbia Income Tax Revenue Bonds 2,185 4.000 03/01/45 2,092
District of Columbia Income Tax Revenue Bonds 2,180 5.000 06/01/50 1,147
District of Columbia Income Tax Revenue Bonds 1,660 5.250 06/01/50 896
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,007

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,353
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,919
District of Columbia Revenue Bonds (~)(ae)(Ê) 3,050 5.000 04/01/60 1,718
District of Columbia Water and Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 425
Metropolitan Washington Airports Authority Aviation Revenue Bonds 4,000 5.000 10/01/26 4,083
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 636
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 893
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,049
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 3,000 4.000 10/01/44 2,878
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,602
Washington Convention and Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,355
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds 5,000 5.000 07/15/49 2,609
51,915
Florida - 5.7%
Abbott Square Community Development District Special Assessment 85 4.500 06/15/27 86
Abbott Square Community Development District Special Assessment 1,000 5.000 05/01/35 527
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 947
AH at Turnpike South Community Development District Special Assessment 35 2.350 05/01/26 35
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 178
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 400
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 224
Arbors Community Development District Special Assessment Revenue Bonds 90 4.500 05/01/30 91
Arbors Community Development District Special Assessment Revenue Bonds 130 5.400 05/01/43 131
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,250
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,287
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,340
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,381
Artisan Lakes East Community Development District Special Assessment 70 2.300 05/01/26 69
Artisan Lakes East Community Development District Special Assessment (Þ) 50 2.300 05/01/26 50
Astonia Community Development District Special Assessment (Þ) 45 2.500 05/01/26 45
Astonia Community Development District Special Assessment 185 4.350 06/15/30 186
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 240
Astonia Community Development District Special Assessment 185 4.500 05/01/31 187
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 203
Ave Maria Stewardship Community District Special Assessment 345 2.875 05/01/27 342
Ave Maria Stewardship Community District Special Assessment 115 3.000 05/01/27 114
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,086
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 504
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,603
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,739
Avenir Community Development District Special Assessment 100 4.500 05/01/30 101
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 163
Babcock Ranch Community Independent Special District Special Assessment 35 2.375 05/01/26 35
Babcock Ranch Community Independent Special District Special Assessment 250 2.875 05/01/31 239
Babcock Ranch Community Independent Special District Special Assessment (Þ) 850 4.300 05/01/31 864
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 48
Bauer Drive Community Development District Special Assessment 110 4.500 06/15/30 111
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 409
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 784

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bella Collina Community Development District Special Assessment 1,190 4.250 05/01/31 610
Berry Bay Community Development District Special Assessment Revenue Bonds 255 4.625 05/01/30 258
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 258
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 215
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 221
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 724
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 657
Bridgewalk Community Development District Special Assessment 70 2.500 06/15/27 67
Bridgewalk Community Development District Special Assessment 205 5.500 12/15/30 212
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 346
Buena Lago Community Development District Special Assessment 810 4.700 05/01/31 411
Buena Lago Community Development District Special Assessment 255 4.500 05/01/32 257
Capital Projects Finance Authority Revenue Bonds (Þ) 250 5.250 06/01/39 255
Capital Projects Finance Authority Revenue Bonds (Þ) 225 5.250 06/01/44 225
Capital Projects Finance Authority Revenue Bonds (Þ) 450 6.250 06/15/45 227
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 118
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 88
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,000
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 471
Capital Trust Authority Revenue Bonds (Þ) 300 4.750 07/01/40 145
Capital Trust Authority Revenue Bonds (Þ) 1,525 5.000 06/01/44 1,455
Capital Trust Authority Revenue Bonds (Þ) 800 6.500 06/15/45 405
Capital Trust Authority Revenue Bonds (Þ) 300 5.000 07/01/45 144
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 545
Caymas Community Development District Special Assessment Revenue Bonds 260 4.450 05/01/31 262
Celebration Community Development District Special Assessment 25 2.250 05/01/26 25
Celebration Community Development District Special Assessment 115 2.750 05/01/31 109
Center Lake Ranch West Community Development District Special Assessment 380 5.000 05/01/30 388
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 240
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 734
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 118
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 130
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 627
Century Gardens Village Community Development District Special Assessment 443 3.500 05/01/31 434
Century Gardens Village Community Development District Special Assessment 1,036 4.000 05/01/37 958
CFM Community Development District Special Assessment Revenue Bonds 100 2.400 05/01/26 99
CFM Community Development District Special Assessment Revenue Bonds 125 2.875 05/01/31 119
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 99
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 269
City of Cape Coral FL Water and Sewer Revenue Bonds 2,590 5.000 10/01/39 2,660
City of Fort Lauderdale Special Assessment (Þ) 210 5.000 07/01/28 220
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 249
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 263
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 281
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,445
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 924
City of Fort Lauderdale Water and Sewer Revenue Bonds 2,440 4.000 03/01/38 2,463
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,064
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,757
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,350

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Orlando Revenue Bonds (µ) 2,250 5.000 11/01/40 2,457
City of Orlando Revenue Bonds (µ) 1,955 5.250 11/01/41 2,172
City of Orlando Revenue Bonds (µ) 3,000 5.250 11/01/42 3,305
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/43 1,639
City of Orlando Revenue Bonds (µ) 1,500 5.250 11/01/44 1,627
City of Orlando Revenue Bonds (µ) 2,500 5.250 11/01/45 2,690
City of Palmetto Revenue Bonds 115 4.250 06/01/27 116
City of Palmetto Revenue Bonds 400 5.000 06/01/32 422
City of Palmetto Revenue Bonds 300 5.125 06/01/42 305
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 651
City of Tampa Special Assessment Revenue Bonds 2,345 5.250 05/01/46 2,429
City of Venice Revenue Bonds (Þ) 1,800 4.250 01/01/30 886
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 2,380 3.650 05/01/28 2,400
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 3,000 4.000 05/01/33 3,149
Cobblestone Community Development District Special Assessment 160 3.400 05/01/27 159
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 230
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 450
Coddington Community Development District Special Assessment 120 4.200 05/01/27 120
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,511
Connerton East Community Development District Special Assessment 510 4.250 06/15/30 511
Copes Landing Community Development District Special Assessment 410 4.875 05/01/30 417
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 666
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 682
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 99
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 101
Cordova Palms Community Development District Special Assessment 110 2.800 05/01/31 105
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 175
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 104
Corkscrew Crossing Community Development District Special Assessment 165 4.125 05/01/28 165
Corkscrew Farms Community Development District Special Assessment (Þ) 125 4.500 11/01/28 126
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 100
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,923
County of Broward Tourist Development Tax Revenue Bonds (µ) 4,500 4.000 09/01/39 4,543
County of Escambia Revenue Bonds (~)(ae)(Ê) 1,500 3.450 11/01/33 1,508
County of Miami-Dade Revenue Bonds (µ) 4,310
Zero
coupon 10/01/35 2,813
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,965
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,337
County of Okaloosa Revenue Bonds (Þ) 450 5.500 05/15/45 229
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 3,919
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/39 1,203
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 113
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 113
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 45
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,258
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 768
County of St. Johns Water and Sewer Revenue Bonds 3,000 5.000 06/01/52 3,139
Creek Preserve Community Development District Special Assessment (Þ) 500 4.250 11/01/30 501
Creek Preserve Community Development District Special Assessment (Þ) 1,255 4.700 11/01/39 1,213
Cresswind Lake Harris Community Development District Special Assessment 175 4.250 05/01/31 179

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cresswind Lake Harris Community Development District Special Assessment 740 5.000 05/01/44 737
Cross Creek North Community Development District Special Assessment 280 4.500 05/01/30 282
Crossings Community Development District Special Assessment 530 4.750 05/01/31 269
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,699
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 662
Cypress Bay West Community Development District Special Assessment 105 4.625 05/01/30 106
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 682
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 366
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 641
Cypress Reserve Community Development District Special Assessment (Þ) 600 4.000 05/01/30 297
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 115
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 305
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 350
Deer Run Community Development District Special Assessment 955 5.400 05/01/39 977
Deerbrook Community Development District Special Assessment 255 4.375 05/01/30 256
Del Webb River Reserve Community Development District Special Assessment 400 4.750 05/01/35 207
DW Bayview Community Development District Special Assessment (Þ) 10 2.375 05/01/26 10
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 57
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 59
East 547 Community Development District Special Assessment 185 5.500 05/01/30 191
East Bonita Beach Road Community Development District Special Assessment (Þ) 290 4.375 11/01/29 292
East Nassau Stewardship District Special Assessment 100 2.400 05/01/26 99
East Nassau Stewardship District Special Assessment 225 3.000 05/01/31 216
Eden Hills Community Development District Special Assessment 25 3.250 05/01/27 25
Edgewater East Community Development District Special Assessment 10 2.500 05/01/26 10
Edgewater East Community Development District Special Assessment 60 3.000 05/01/27 59
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 96
Edgewater West Community Development District Special Assessment 1,800 4.500 05/01/31 908
Elevation Pointe Community Development District Special Assessment 175 3.900 05/01/27 175
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 248
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,089
Enclave at Black Point Marina Community Development District Special Assessment 790 3.750 05/01/31 784
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 351
Epperson North Community Development District Special Assessment 20 2.500 05/01/26 20
Epperson North Community Development District Special Assessment 135 2.450 11/01/26 133
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 144
Epperson North Community Development District Special Assessment 270 3.100 11/01/31 258
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 378
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,049
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 371
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 563
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,041
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 165
Esplanade Lake Club Community Development District Special Assessment 80 3.250 11/01/25 40
Esplanade Lake Club Community Development District Special Assessment 490 4.750 05/01/35 254
Esplanade Lake Club Community Development District Special Assessment 100 4.000 11/01/40 89
Fish Lake Cover Community Development District Special Assessment 1,090 4.350 05/01/32 561
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 180
Florida Department of Management Services Certificate of Participation 1,000 3.000 11/01/35 927
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 287
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 100
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 137
Florida Development Finance Corp. Revenue Bonds 165 4.000 07/01/31 167
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 951
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 772
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 812
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 155
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 101
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,276
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,342
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,799
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,816
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 871
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 126
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.125 06/01/40 219
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 06/01/44 1,033
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 771
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 139
Florida Higher Educational Facilities Financing Authority Revenue Bonds (Þ) 2,350 6.000 07/01/45 1,173
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 275 3.350 10/01/27 275
Florida Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 14,000 3.500 11/01/42 7,045
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 605 5.000 09/01/26 609
Florida Insurance Assistance Interlocal Agency, Inc. Revenue Bonds 1,425 5.000 09/01/27 1,450
Florida Local Government Finance Commission Revenue Bonds (Þ) 1,250 5.750 07/01/44 650
Flow Way Community Development District Special Assessment 170 4.000 11/01/28 170
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 199
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 100
Flow Way Community Development District Special Assessment 2,200 5.000 05/01/44 1,058
Forest Brooke Community Development District Special Assessment 210 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 104
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 114
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 871
Fox Branch Ranch Community Development District Special Assessment 380 4.150 05/01/30 190
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 308
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 517
Gracewater Sarasota Community Development District Special Assessment 125 2.400 05/01/26 124
Grand Bay at Doral Community Development District Special Assessment 750 5.000 05/01/35 816
Grand Oaks Community Development District Special Assessment 75 2.625 11/01/26 74
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 773
Grove Resort Community Development District Special Assessment 60 2.950 05/01/27 59
Hacienda North Community Development District Special Assessment 900 5.500 05/01/33 942
Hammock Oaks Community Development District Special Assessment 145 4.875 05/01/30 148
Hammock Oaks Community Development District Special Assessment 305 5.000 05/01/31 309
Hammock Oaks Community Development District Special Assessment (Þ) 1,000 4.500 05/01/32 508
Harbor Bay Community Development District Special Assessment 775 3.300 05/01/29 763
Harmony West Community Development District Special Assessment (Þ) 345 4.750 05/01/29 349
Harmony West Community Development District Special Assessment 150 4.125 05/01/30 150
Harmony West Community Development District Special Assessment 300 4.600 05/01/32 306
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 625

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 619
Harvest Ridge Community Development District Special Assessment 1,300 5.375 05/01/54 626
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 102
Highlands County Health Facilities Authority Revenue Bonds (~)(Ê) 12,150 3.900 11/15/60 6,075
Hillcrest Community Development District Special Assessment 245 4.000 11/01/28 244
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 286
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 136
Hillsborough County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,420 3.250 09/01/42 707
Hillsborough County Industrial Development Authority Revenue Bonds 3,500 5.000 11/15/34 4,064
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 11,199
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 328
Hyde Park Community Development District No. 1 Special Assessment 180 3.250 05/01/27 179
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 485
Island Lakes Estate Special Assessment 265 4.875 12/15/28 269
Jacksonville Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 750 3.400 07/01/58 375
JEA Water and Sewer System Revenue Bonds 8,340 5.250 10/01/49 9,002
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,108
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 255
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 95
Kelly Park Community Development District Special Assessment 175 5.125 11/01/30 180
Keys Edge Community Development District Special Assessment 1,950 5.100 05/01/44 982
Kindred Community Development District II Special Assessment Revenue Bonds 65 2.200 05/01/26 64
Kindred Community Development District II Special Assessment Revenue Bonds 135 2.700 05/01/31 128
Kingman Gate Community Development District Special Assessment 40 2.500 06/15/26 40
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 241
Kings Creek I Community Development District Special Assessment 600 4.500 05/01/30 303
Kingston One Community Development District Special Assessment 3,170 4.250 05/01/30 1,592
Knightsbridge Community Development District Special Assessment (Þ) 690 5.200 06/15/44 685
Lake Emma Community Development District Special Assessment (Þ) 95 4.500 05/01/30 96
Lakes of Sarasota Community Development District Special Assessment 135 3.400 05/01/31 131
Lakes of Sarasota Community Development District Special Assessment 125 3.625 05/01/31 122
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 379
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 388
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 402
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 412
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,452
Lakewood Park Community Development District Special Assessment 145 4.750 05/01/30 147
Lakewood Ranch Stewardship District Special Assessment 155 2.125 05/01/26 154
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 536
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 545
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 303
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 98
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 246
Lakewood Ranch Stewardship District Special Assessment 400 2.700 05/01/31 380
Lakewood Ranch Stewardship District Special Assessment 545 4.500 05/01/31 550
Lakewood Ranch Stewardship District Special Assessment 365 4.625 05/01/31 369
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 528
Lakewood Ranch Stewardship District Special Assessment 585 5.250 05/01/44 585
Laurel Road Community Development District Special Assessment 75 2.600 05/01/26 75
Laurel Road Community Development District Special Assessment 270 3.125 05/01/31 253
Lee County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 2,000 3.500 12/01/42 1,005

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,561
Lee County Industrial Development Authority Revenue Bonds (~)(Ê) 3,635 5.000 04/01/33 2,638
Liberty Cove Community Development District Special Assessment 420 4.800 05/01/31 214
Longleaf Community Development District Special Assessment Revenue Bonds 250 4.375 05/01/31 251
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 849
LT Ranch Community Development District Special Assessment 70 5.200 05/01/27 71
LT Ranch Community Development District Special Assessment 770 4.650 05/01/31 780
LTC Ranch West Residential Community Development District Special Assessment 610 4.750 05/01/31 306
LTC Ranch West Residential Community Development District Special Assessment 125 4.850 05/01/31 126
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 986
Madeira Community Development District Special Assessment Revenue Bonds 3,120 5.000 05/01/35 1,657
Madeira Community Development District Special Assessment Revenue Bonds 1,170 5.000 05/01/39 623
Mangrove Point and Mangrove Manor Community Development District Special
Assessment 125 3.800 05/01/27 125
McJunkin Parkland Community Development District Special Assessment (Þ) 445 4.750 11/01/29 451
Meadow View at Twin Creeks Community Development District Special Assessment 275 2.400 05/01/26 273
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 197
Mediterranea Community Development District Special Assessment 180 4.250 05/01/29 180
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,119
Merrick Square Community Development District Special Assessment 150 4.500 05/01/30 151
Miami-Dade County Expressway Authority Revenue Bonds 2,000 5.000 07/01/40 2,003
Middleton Community Development District A Special Assessment Revenue Bonds 600 4.200 05/01/39 600
Midtown Miami Community Development District Special Assessment 85 5.000 05/01/29 85
Midtown Miami Community Development District Special Assessment 1,960 5.000 05/01/37 1,960
Mirabella Community Development District Special Assessment 1,456 5.000 05/01/44 742
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 465
Naples Reserve Community Development District Special Assessment (Þ) 455 4.625 11/01/29 460
Newfield Community Development District Special Assessment Revenue Bonds 770 4.400 05/01/30 778
North Dade Community Development District Special Assessment 96 3.500 05/01/26 96
North Dade Community Development District Special Assessment 100 3.500 05/01/27 99
North Dade Community Development District Special Assessment 99 3.500 05/01/28 98
North Dade Community Development District Special Assessment 327 3.750 05/01/31 325
North Dade Community Development District Special Assessment 824 4.000 05/01/38 784
North Miami Community Redevelopment Agency Revenue Bonds 540 5.000 03/01/28 283
North Miami Community Redevelopment Agency Revenue Bonds 560 5.000 03/01/34 322
North Miami Community Redevelopment Agency Revenue Bonds 830 5.000 03/01/40 456
North Miami Community Redevelopment Agency Revenue Bonds 830 5.000 03/01/42 448
Northridge Community Development District Special Assessment (Þ) 450 4.550 05/01/30 227
Orange County Health Facilities Authority Revenue Bonds 4,110 5.000 08/01/40 2,160
Orlando Utilities Commission Revenue Bonds (~)(ae)(Ê) 575 1.250 10/01/46 524
Pacific Ace Community Development District Special Assessment 375 4.450 05/01/31 388
Palm Beach County Educational Facilities Authority Revenue Bonds 1,000 5.000 10/01/34 1,081
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 304
Palm Beach County Health Facilities Authority Revenue Bonds 115 4.000 06/01/26 115
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 99
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 621
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,064
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 228
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,530
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 203
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 761

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Park East Community Development District Special Assessment 150 2.400 11/01/26 144
Parker Pointe Community Development District Special Assessment 395 4.950 05/01/31 404
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 250
Parkway Center Community Development District Special Assessment 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment 110 4.000 05/01/28 112
Parrish Plantation Community Development District Special Assessment 85 4.750 05/01/31 86
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 501
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 391
Peace Creek Community Development District Special Assessment 275 4.500 05/01/32 285
Pine Isle Community Development District Special Assessment (Þ) 125 2.375 12/15/26 124
Pine Isle Community Development District Special Assessment 85 4.500 06/15/30 86
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 96
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 530
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 809
Pinellas County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 365 3.300 01/01/42 365
Pioneer Ranch Community Development District Special Assessment 720 4.200 05/01/31 368
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 12/01/40 524
Portico Community Development District Special Assessment Revenue Bonds 25 3.250 05/01/31 24
Preserve at Legends Pointe Community Development District Special Assessment (Þ) 940 4.500 05/01/32 477
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 199
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 325
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,457
Prosperity Lakes Community Development District Special Assessment 205 5.150 12/15/30 210
Radiance Community Development District Special Assessment (Þ) 750 6.200 05/01/45 391
Ranches At Lake Mcleod Community Development District Special Assessment 130 4.625 06/15/30 132
Reflection Bay Community Development District Special Assessment 200 4.500 05/01/30 101
Reflection Bay Community Development District Special Assessment 200 5.000 05/01/35 106
Reunion East Community Development District Special Assessment 140 2.400 05/01/26 139
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 668
Reunion West Community Development District Special Assessment 50 2.600 05/01/27 49
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 393
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 384
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 380
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 408
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 386
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 514
River Hall Community Development District Special Assessment 151 2.500 05/01/29 145
River Hall Community Development District Special Assessment 190 5.375 05/01/30 196
River Hall Community Development District Special Assessment 159 2.500 05/01/31 149
River Hall Community Development District Special Assessment 750 3.000 05/01/31 726
River Hall Community Development District Special Assessment 509 3.000 05/01/34 467
River Hall Community Development District Special Assessment 750 3.000 05/01/36 650
River Hall Community Development District Special Assessment 685 3.000 05/01/38 585
River Landing Community Development District Special Assessment 1,250 4.200 05/01/32 627
River Landing Community Development District Special Assessment 850 4.125 05/01/40 767
Rivers Edge III Community Development District Special Assessment (Þ) 60 2.400 05/01/26 60
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 288
Riversong Community Development District Special Assessment (Þ) 740 4.000 05/01/30 367

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverwalk Community Development District Special Assessment (Þ) 500 4.150 05/01/30 250
Riverwalk Community Development District Special Assessment 530 4.650 05/01/31 537
Rivington Community Development District Special Assessment Revenue Bonds 145 3.250 05/01/27 144
Rivington Community Development District Special Assessment Revenue Bonds 430 3.625 05/01/32 418
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 346
Rolling Hills Community Development District Special Assessment 540 3.650 05/01/32 508
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 408
Rye Crossing Community Development District Special Assessment 155 4.125 05/01/30 155
Rye Ranch Community Development District Special Assessment (Þ) 185 5.000 11/01/30 189
Sabal Palm Community Development District Special Assessment 1,620 5.000 05/01/34 861
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 84
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 155
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 180
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 315
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 608
Sandmine Road Community Development District Special Assessment 125 2.300 11/01/26 123
Sandmine Road Community Development District Special Assessment 75 5.000 11/01/29 77
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,453
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 1,984
Savanna Lakes Community Development District Special Assessment (Þ) 150 4.250 06/15/30 150
Savanna Lakes Community Development District Special Assessment 660 4.625 06/15/31 334
Sawgrass Village Community Development District Special Assessment 85 4.875 05/01/30 86
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 244
Sawyers Landing Community Development District Special Assessment 200 3.250 05/01/26 199
Scenic Terrace South Community Development District Special Assessment 30 3.750 05/01/27 30
Scenic Terrace South Community Development District Special Assessment 195 5.750 11/01/30 204
School District of Broward County General Obligation Unlimited 590 5.000 07/01/40 642
Seaton Creek Reserve Community Development District Special Assessment (Þ) 190 4.625 06/15/30 192
Sebastian Isles Community Development District Special Assessment 500 4.250 05/01/31 256
Sebastian Isles Community Development District Special Assessment 1,400 5.000 05/01/44 697
Sedona Point Community Development District Special Assessment 220 4.125 06/15/30 220
Seminole Improvement District Revenue Bonds 240 4.400 10/01/27 240
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 356
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 503
Seminole Palms Community Development District Special Assessment 220 4.750 05/01/30 223
Seminole Palms Community Development District Special Assessment (Þ) 1,360 4.450 05/01/31 685
Sherwood Manor Community Development District Special Assessment (Þ) 470 4.625 11/01/29 475
Shingle Creek at Bronson Community Development District Special Assessment 50 2.500 06/15/26 50
Siena North Community Development District Special Assessment 55 2.875 06/15/27 54
Silver Oaks Community Development District Special Assessment 260 4.700 05/01/31 264
Silver Palms West Community Development District Special Assessment 170 2.600 06/15/27 168
Silverlake Community Development District Special Assessment 150 4.500 05/01/30 151
Six Mile Creek Community Development District Special Assessment 425 4.750 05/01/30 431
Six Mile Creek Community Development District Special Assessment 250 4.300 05/01/31 251
Somerset Bay Community Development District Special Assessment (Þ) 325 4.850 05/01/31 327
Somerset Community Development District Special Assessment 600 4.000 05/01/26 601
Somerset Community Development District Special Assessment 625 4.000 05/01/27 629
Somerset Community Development District Special Assessment 460 4.000 05/01/32 469
Sorrento Pines Community Development District Revenue Bonds 145 4.375 05/01/30 146
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 252
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,847

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 496
South Fork East Community Development District Special Assessment 1,720 5.000 05/01/44 877
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 222
South Village Community Development District Special Assessment Revenue Bonds 410 3.500 05/01/32 405
South Village Community Development District Special Assessment Revenue Bonds 230 3.750 05/01/38 214
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 99
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 656
Southshore Bay Community Development District Special Assessment 730 4.750 05/01/31 371
Stillwater Community Development District Special Assessment (Þ) 1,000 3.500 06/15/41 824
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 209
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 211
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 218
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 221
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,100
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,142
Stonegate Preserve Community Development District Special Assessment 920 4.800 06/15/35 469
Stonewater Community Development District Special Assessment (Þ) 115 2.250 11/01/26 113
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 484
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,240
Stoneybrook North Community Development District Special Assessment 145 5.500 11/01/29 150
Stoneybrook South at Championsgate Community Development District Special
Assessment 175 4.500 06/15/30 176
Storey Drive Community Development District Special Assessment 85 2.550 06/15/27 81
Stuart Crossing Community Development District Special Assessment (Þ) 230 4.375 05/01/31 231
Summer Woods Community Development District Special Assessment 55 2.500 05/01/26 55
Summerstone Community Development District Special Assessment (Þ) 60 2.200 05/01/26 60
Sumter County School Board Certificate of Participation (µ) 600 5.250 01/01/49 633
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 500
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 370
Talis Park Community Development District Special Assessment (Þ) 3,750 5.000 05/01/44 1,803
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,682
Tampa Bay Water Revenue Bonds 3,500 5.000 10/01/49 3,706
Tampa-Hillsborough County Expressway Authority Revenue Bonds 2,525 5.000 07/01/48 2,560
Tern Bay Community Development District Special Assessment 420 3.125 06/15/27 417
Terreno Community Development District Special Assessment 245 4.250 05/01/30 246
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 405
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 535
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 631
Tohoqua Community Development District Special Assessment Revenue Bonds 320 3.125 05/01/31 308
Tolomato Community Development District Special Assessment 715 2.625 05/01/27 706
Tolomato Community Development District Special Assessment 185 2.875 05/01/27 183
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,502
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,801
Tolomato Community Development District Special Assessment 1,330 3.200 05/01/32 1,258
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,140
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 851
Tolomato Community Development District Special Assessment (µ) 600 3.000 05/01/40 516
Tolomato Community Development District Special Assessment (µ) 1,300 4.000 05/01/40 1,271
Tolomato Community Development District Special Assessment 875 4.800 05/01/44 853
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,830
Town of Davie Revenue Bonds 550 5.000 04/01/33 570

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 65
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 257
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 427
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 191
Tuckers Pointe Community Development District Special Assessment 20 3.000 05/01/27 20
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 96
Two Lakes Community Development District Special Assessment 1,430 5.000 05/01/33 785
Two Lakes Community Development District Special Assessment 400 5.000 05/01/44 410
Two Ridges Community Development District Special Assessment 1,000 5.750 05/01/45 519
Two Rivers East Community Development District Special Assessment 705 4.875 05/01/30 717
Two Rivers North Community Development District Special Assessment 55 4.625 05/01/27 55
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 644
Union Park East Community Development District Special Assessment (Þ) 23 2.400 05/01/26 22
Varrea South Community Development District Special Assessment 255 4.250 05/01/30 256
V-Dana Community Development District Special Assessment 100 2.600 05/01/26 99
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 120
V-Dana Community Development District Special Assessment 405 4.450 05/01/32 408
V-Dana Community Development District Special Assessment 500 5.375 05/01/45 504
Venetian Parc Community Development District Special Assessment 2,680 5.000 05/01/44 1,403
Veranda Community Development District II Special Assessment (Þ) 10 2.500 05/01/26 10
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 48
Veranda Landing Community Development District Special Assessment 235 4.500 06/15/30 237
Verano No. 3 Community Development District Special Assessment 20 2.375 05/01/26 20
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 115
Verano No. 4 Community Development District Special Assessment 900 5.750 05/01/45 464
Vida's Way Community Development District Special Assessment 630 4.150 05/01/31 321
Viera Stewardship District Special Assessment 100 2.300 05/01/26 99
Viera Stewardship District Special Assessment 460 2.800 05/01/31 438
Viera Stewardship District Special Assessment 200 4.600 05/01/33 202
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,005
Village Community Development District No. 12 Special Assessment Revenue Bonds 855 3.800 05/01/28 857
Village Community Development District No. 13 Special Assessment Revenue Bonds 215 1.800 05/01/26 213
Village Community Development District No. 14 Special Assessment Revenue Bonds 1,275 5.125 05/01/37 1,325
Village Community Development District No. 15 Special Assessment (Þ) 130 4.250 05/01/28 131
Village Community Development District No. 15 Special Assessment (Þ) 655 4.375 05/01/33 676
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 206
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 99
Villamar Community Development District Special Assessment 185 4.875 05/01/30 188
Villamar Community Development District Special Assessment 255 3.625 05/01/32 248
Villamar Community Development District Special Assessment 295 3.500 11/01/32 283
Villamar Community Development District Special Assessment 875 5.625 05/01/43 897
Volusia County Educational Facility Authority Revenue Bonds 1,500 5.000 06/01/35 831
Volusia County Educational Facility Authority Revenue Bonds 1,000 5.000 06/01/36 550
Waterford Community Development District Special Assessment 350 4.375 05/01/31 176
Watergrass Community Development District II Special Assessment 100 2.000 05/01/26 99
Watergrass Community Development District II Special Assessment 485 4.450 05/01/28 488
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 966
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,270
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,046
West Hillcrest Community Development District Special Assessment 315 4.500 06/15/30 318
West Port Community Development District Special Assessment 85 4.250 05/01/27 85

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Port East Community Development District Special Assessment (Þ) 530 4.850 05/01/35 273
West Villages Improvement District Special Assessment (Þ) 200 4.000 05/01/30 100
West Villages Improvement District Special Assessment 240 5.250 05/01/30 246
West Villages Improvement District Special Assessment 825 3.125 05/01/31 795
West Villages Improvement District Special Assessment 650 4.500 05/01/31 656
West Villages Improvement District Special Assessment 1,750 5.000 05/01/35 931
West Villages Improvement District Special Assessment 1,810 5.750 05/01/45 964
Westside Haines City Community Development District Special Assessment 30 2.500 05/01/26 30
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 206
Westview North Community Development District Special Assessment 245 5.000 06/15/29 249
Westview South Community Development District Special Assessment 140 4.750 05/01/28 142
Westview South Community Development District Special Assessment (Þ) 1,000 4.050 05/01/30 499
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 101
Willowbrook Community Development District Special Assessment (Þ) 1,150 4.125 05/01/30 572
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 255
Willows Community Development District Special Assessment 245 4.700 05/01/29 248
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 929
Windward at Lakewood Ranch Community Development District Special Assessment 145 3.250 05/01/27 144
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 529
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 91
Wiregrass II Community Development District Special Assessment 235 4.800 05/01/32 239
Woodcreek Community Development District Special Assessment 600 5.350 05/01/45 602
355,312
Georgia - 3.4%
Athens-Clarke County Unified Government Development Authority Revenue Bonds 1,700 3.000 06/15/39 780
Atlanta Development Authority (The) Revenue Bonds (Þ) 1,000 5.250 07/01/40 1,026
Atlanta Development Authority (The) Revenue Bonds 1,550 5.250 07/01/40 1,552
Atlanta Development Authority (The) Tax Allocation (Þ) 1,000 5.000 04/01/34 509
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 445 2.375 07/01/26 442
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,977
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/28 4,841
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,370 2.900 09/01/28 2,160
Atlanta Urban Residential Finance Authority Revenue Bonds 500 3.400 02/01/29 503
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 777
Burke County Development Authority Pollution Control Revenue Bonds (~)(Ê) 21,770 3.950 11/01/52 10,885
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 8,750 5.000 07/01/41 9,499
City of Atlanta Water and Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,381
Columbus County Housing Authority Revenue Bonds (~)(ae)(Ê) 400 3.300 11/01/28 402
County of DeKalb Water and Sewerage Revenue Bonds 4,500 5.000 10/01/41 4,947
County of Fulton Water and Sewerage Revenue Bonds 1,000 4.000 01/01/35 1,001
Coweta County Water and Sewage Authority Revenue Bonds 160 4.000 06/01/46 152
Coweta County Water and Sewage Authority Revenue Bonds 325 5.000 06/01/54 342
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 10/01/32 761
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 9,350 3.600 01/01/40 9,454
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 1,425 3.375 11/01/48 1,426
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,203
Development Authority of Monroe County (The) Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 244
East Palm Drive Community Development District Special Assessment 660 4.375 06/15/31 333
Macon Water Authority Revenue Bonds 2,000 5.000 10/01/54 1,048
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 4,700 4.000 11/01/25 2,350
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 551

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 1,210 4.000 11/01/27 1,207
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,978
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,863
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,022
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,526
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 10,000 5.000 12/01/52 10,453
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,000 5.000 06/01/53 7,413
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 7,670 5.000 07/01/53 8,176
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 36,000 4.588 12/01/53 36,811
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 904
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,150 5.000 04/01/54 6,655
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 9,750 5.000 05/01/54 10,533
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 24,750 5.000 05/01/55 26,895
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,675 5.000 06/01/55 7,276
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 12,000 5.000 12/01/55 6,509
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,199
Municipal Electric Authority of Georgia Revenue Bonds 2,000 5.000 07/01/52 2,039
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,962
Private Colleges and Universities Authority Revenue Bonds 750 4.000 04/01/39 756
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 360
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 931
Warner Robins Housing Authority Resident Council Corp. Revenue Bonds (~)(ae)(Ê) 630 5.000 02/01/29 329
211,343
Guam - 0.6%
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/30 217
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/32 111
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/33 112
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.000 10/01/34 112
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/37 217
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/38 216
Antonio B Won Pat International Airport Authority Revenue Bonds 290 5.000 10/01/39 310
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/40 212
Antonio B Won Pat International Airport Authority Revenue Bonds 410 5.000 10/01/41 431
Antonio B Won Pat International Airport Authority Revenue Bonds 200 5.000 10/01/42 209
Antonio B Won Pat International Airport Authority Revenue Bonds 490 5.000 10/01/43 254
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 266
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 621
Guam Government Waterworks Authority Revenue Bonds 1,220 5.000 07/01/35 686
Guam Government Waterworks Authority Revenue Bonds 2,520 5.000 07/01/36 2,134
Guam Government Waterworks Authority Revenue Bonds 3,280 5.000 07/01/37 1,798
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,389
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,001
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 400
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,864
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,745
Guam Power Authority Revenue Bonds 900 5.000 10/01/40 482
Territory of Guam Revenue Bonds 50 5.000 11/01/27 51
Territory of Guam Revenue Bonds 75 5.000 01/01/28 77
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,729
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,025

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds 100 5.000 01/01/29 105
Territory of Guam Revenue Bonds 50 5.000 11/01/29 53
Territory of Guam Revenue Bonds 300 5.000 01/01/30 319
Territory of Guam Revenue Bonds 175 5.000 11/01/30 187
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,559
Territory of Guam Revenue Bonds 1,205 5.000 12/01/35 1,214
Territory of Guam Revenue Bonds 5,980 4.000 01/01/36 6,033
Territory of Guam Revenue Bonds 980 5.000 12/01/36 986
Territory of Guam Revenue Bonds 1,500 5.250 01/01/40 829
39,006
Hawaii - 0.2%
City and County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,590
City and County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,283
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 282
Kauai County Community Facilities District Special Tax 250 5.000 05/15/32 275
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 263
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 386
State of Hawaii Airports System Revenue Bonds 725 5.000 07/01/38 822
State of Hawaii Airports System Revenue Bonds 6,500 5.000 07/01/49 6,955
State of Hawaii Department of Budget and Finance Revenue Bonds (Þ) 600 5.000 07/01/34 612
State of Hawaii Department of Budget and Finance Revenue Bonds 1,400 3.200 07/01/39 1,215
13,683
Idaho - 0.2%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,026
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,106
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,059
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,407
Idaho Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 03/01/60 1,126
Idaho Housing and Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing and Finance Association Revenue Bonds 565 3.000 05/01/32 552
10,948
Illinois - 9.9%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,071
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 201
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 631
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 50
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 24
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 33
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 585
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 269
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 10,000 5.750 04/01/33 10,225
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 250 5.000 04/01/34 253
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 265 5.750 04/01/34 271
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 325 5.000 04/01/35 329
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 415 5.000 04/01/36 420
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 225 5.000 04/01/37 227
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 785 5.000 04/01/46 760
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 676
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,500

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (µ) 10,880
Zero
coupon 12/01/28 9,819
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,898
Chicago Board of Education General Obligation Unlimited (µ) 6,630
Zero
coupon
12/01/30 5,530
Chicago Board of Education General Obligation Unlimited (µ) 1,160 5.500 12/01/30 1,223
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 6.750 12/01/30 1,572
Chicago Board of Education General Obligation Unlimited (µ) 385
Zero
coupon 12/01/31 307
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,344
Chicago Board of Education General Obligation Unlimited 3,575 5.000 12/01/31 3,636
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,760
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,001
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,465
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,865
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,244
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,330
Chicago Board of Education General Obligation Unlimited 250 5.250 12/01/39 248
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,145
Chicago Board of Education General Obligation Unlimited 5,750 7.000 12/01/44 5,764
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,095
Chicago Board of Education General Obligation Unlimited 6,875 5.000 12/01/47 6,279
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,632
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,013
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,433
Chicago O'Hare International Airport Revenue Bonds 5,560 4.000 01/01/35 5,720
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,341
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,587
Chicago O'Hare International Airport Revenue Bonds 6,500 4.000 01/01/37 6,598
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,209
Chicago O'Hare International Airport Revenue Bonds 9,350 5.000 01/01/39 8,632
Chicago O'Hare International Airport Revenue Bonds 2,000 5.000 01/01/40 1,106
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,839
Chicago O'Hare International Airport Revenue Bonds 8,810 5.000 01/01/41 7,378
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 393
Chicago O'Hare International Airport Revenue Bonds 3,200 5.000 01/01/42 1,736
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,069
Chicago O'Hare International Airport Revenue Bonds 5,800 5.000 01/01/43 6,223
Chicago O'Hare International Airport Revenue Bonds 6,830 5.000 01/01/48 7,094
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/52 1,002
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,160
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 7,009
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,109
Chicago Park District General Obligation Limited 855 5.000 01/01/39 945
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,698
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,809
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,730 5.000 12/01/40 2,985
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds 2,425 5.000 12/01/49 2,493
City of Belleville Sales Tax Revenue Tax Allocation 290 3.750 07/01/41 276
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 769
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 868
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 433

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 588
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,671
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,560
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 685
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,811
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 893
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,195
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 220
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 626
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,700
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,822
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,009
City of Chicago General Obligation Unlimited 4,250 5.500 01/01/41 2,232
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 672
City of Chicago General Obligation Unlimited 4,290 5.000 01/01/44 4,097
City of Chicago General Obligation Unlimited 7,580 5.250 01/01/45 3,787
City of Chicago Revenue Bonds (~)(ae)(Ê) 6,000 5.000 11/01/26 3,000
City of Chicago Special Assessment (Þ) 300 3.200 12/01/29 282
City of Chicago Special Assessment (Þ) 325 3.290 12/01/30 303
City of Chicago Special Assessment (Þ) 348 3.380 12/01/31 322
City of Chicago Special Assessment (Þ) 275 3.450 12/01/32 251
City of Chicago Wastewater Transmission Revenue Bonds (µ) 4,840 5.000 01/01/32 2,712
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 4,990
City of Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 221
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,155
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,094
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,465
City of Chicago Waterworks Revenue Bonds 1,100 5.000 11/01/26 1,121
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,007
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,088
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,082
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,175
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,313
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,960
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 128
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 211
City of Springfield Electric Revenue Bonds (µ) 10,000 3.000 03/01/38 9,184
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,627
Cook County School District No. 135 Orland General Obligation Limited 630 5.000 12/01/27 329
Cook County School District No. 135 Orland General Obligation Limited 430 5.000 12/01/28 230
Cook County School District No. 135 Orland General Obligation Limited 450 5.000 12/01/29 245
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 331
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,296
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,011
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,767
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 291
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 501
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 452
County of Cook Sales Tax Revenue Bonds 3,000 5.000 11/15/41 1,613

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Cook Sales Tax Revenue Bonds 1,385 5.000 11/15/42 1,476
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 463
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 507
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 580 5.000 02/15/27 17
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 482
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,014
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 257
Illinois Finance Authority Revenue Bonds (ae) 3,000 5.000 01/01/29 3,083
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 408
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/29 770
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 323
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 410
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 692
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 256
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 241
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 327
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 264
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/32 1,048
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 511
Illinois Finance Authority Revenue Bonds 695 5.000 09/01/33 725
Illinois Finance Authority Revenue Bonds 305 5.000 10/01/33 327
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,902
Illinois Finance Authority Revenue Bonds 230 5.000 09/01/34 239
Illinois Finance Authority Revenue Bonds 520 5.000 09/01/35 538
Illinois Finance Authority Revenue Bonds (ae) 200 5.000 01/01/36 206
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,050
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,702
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,009
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,382
Illinois Finance Authority Revenue Bonds 790 5.000 09/01/38 802
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,132
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,012
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 815
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 198
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 87
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 92
Illinois Finance Authority Revenue Bonds 1,500 5.000 07/01/42 1,640
Illinois Finance Authority Revenue Bonds 500 5.000 07/01/43 542
Illinois Finance Authority Revenue Bonds (Þ) 310 6.000 10/01/45 156
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 194
Illinois Finance Authority Revenue Bonds (Þ) 1,400 5.875 09/01/46 698
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 490
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,112
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 08/15/54 461
Illinois Finance Authority Revenue Bonds 3,830 5.250 10/01/54 2,004
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,749
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/27 4,318
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,000 3.150 02/01/29 1,993
Illinois Housing Development Authority Revenue Bonds 725 4.250 10/01/39 730
Illinois Housing Development Authority Revenue Bonds 2,575 4.375 10/01/41 2,584
Illinois Housing Development Authority Revenue Bonds 6,560 4.450 04/01/43 3,266

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Housing Development Authority Revenue Bonds 590 4.700 10/01/44 599
Illinois Housing Development Authority Revenue Bonds 990 4.000 10/01/49 993
Illinois Housing Development Authority Revenue Bonds 1,810 3.000 04/01/51 1,772
Illinois Housing Development Authority Revenue Bonds 4,760 6.000 10/01/55 5,240
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 985
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,001
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,014
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,004
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,432
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,655
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,202
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,199
Jersey and Greene County Community Unit School District No. 100 Jerseyville
General Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,101
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,083
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,076
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,073
Lake County Community Consolidated School District No. 34 Antioch General
Obligation Unlimited 11,500 5.000 01/01/47 5,978
Metropolitan Pier and Exposition Authority Revenue Bonds 3,230 4.000 12/15/26 1,628
Metropolitan Pier and Exposition Authority Revenue Bonds 760 4.000 12/15/27 386
Metropolitan Pier and Exposition Authority Revenue Bonds 355 5.000 12/15/27 368
Metropolitan Pier and Exposition Authority Revenue Bonds 1,600 5.000 06/15/29 831
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 268
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,937
Metropolitan Pier and Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,349
Metropolitan Pier and Exposition Authority Revenue Bonds 555 5.000 12/15/31 576
Metropolitan Pier and Exposition Authority Revenue Bonds 600 5.000 12/15/33 621
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,860
Metropolitan Pier and Exposition Authority Revenue Bonds 500 5.000 12/15/34 517
Metropolitan Pier and Exposition Authority Revenue Bonds 540
Zero
coupon 12/15/37 430
Metropolitan Pier and Exposition Authority Revenue Bonds 1,500
Zero
coupon 12/15/42 1,125
Metropolitan Pier and Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,175
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 2,560
Zero
coupon 06/15/44 1,094
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 540
Zero
coupon 06/15/45 219
Metropolitan Pier and Exposition Authority Revenue Bonds 1,650
Zero
coupon 12/15/47 1,199
Metropolitan Pier and Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 771
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,528
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 335
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 347
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 491
Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,878
Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,532
Sales Tax Securitization Corp. Revenue Bonds 4,895 5.000 01/01/28 5,109
Sales Tax Securitization Corp. Revenue Bonds 10,035 5.000 01/01/29 10,693

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,436
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,171
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,114
Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 710
Sales Tax Securitization Corp. Revenue Bonds 4,600 5.000 01/01/43 4,902
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 806
Sangamon and Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 514
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 182
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 57
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 52
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 61
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,472
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 851
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,007
Southwestern Illinois Development Authority Revenue Bonds (µ) 4,100 5.000 04/01/38 4,613
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,793
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 135 5.000 01/01/26 135
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 250 5.000 01/01/29 264
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 300 5.000 01/01/38 325
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 350 5.000 01/01/40 374
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 220 5.000 01/01/41 233
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 525 5.000 01/01/43 549
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited 600 5.000 01/01/44 624
St. Clair County Community Unit School District No. 187 Cahokia General
Obligation Unlimited (µ) 400 5.000 01/01/49 409
State of Illinois General Obligation Unlimited 8,500 5.000 11/01/25 4,250
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,520
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,201
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,706
State of Illinois General Obligation Unlimited 11,210 5.000 11/01/28 11,642
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,357
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,377
State of Illinois General Obligation Unlimited 6,810 5.000 11/01/29 7,049
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,540
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,033
State of Illinois General Obligation Unlimited 600 5.500 05/01/30 645
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,358
State of Illinois General Obligation Unlimited 400 4.000 11/01/34 408
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited 650 5.000 05/01/38 714
State of Illinois General Obligation Unlimited 490 5.250 05/01/38 538
State of Illinois General Obligation Unlimited 1,375 5.000 05/01/39 1,495
State of Illinois General Obligation Unlimited 805 5.250 05/01/39 882
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 981
State of Illinois General Obligation Unlimited 550 5.000 05/01/40 591

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 797
State of Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,656
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 738
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 730
State of Illinois General Obligation Unlimited 700 5.000 12/01/45 718
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,192
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,676
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,211
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,386
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,119
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 418
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,063
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 625
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 638
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,463
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,566
Volo Village Special Service Area No. 3 and 6 Special Tax (µ) 1,094 5.000 03/01/34 1,098
Will County Forest Preserve District General Obligation Limited 1,000 5.000 12/15/41 544
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 392
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 844
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,129
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,046
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,452
614,874
Indiana - 1.2%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,120
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,700
Brownsburg 1999 School Building Corp. Revenue Bonds 3,800 5.000 07/15/42 2,027
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,267
Indiana Finance Authority Revenue Bonds 22 4.000 07/01/30 22
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 985
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 845
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 755
Indiana Finance Authority Revenue Bonds 340 5.000 03/01/39 185
Indiana Finance Authority Revenue Bonds 350 5.000 03/01/40 189
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds 230 5.000 03/01/41 124
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,633
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 874
Indiana Finance Authority Revenue Bonds 325 5.250 11/15/46 325
Indiana Finance Authority Revenue Bonds 1,500 4.250 03/01/49 690
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 394
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,410 5.000 10/01/54 4,966
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 440 5.000 10/01/57 509
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/59 5,149
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 2,600 5.000 10/01/64 1,397
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,560 2.900 03/01/29 1,764
Indiana Housing and Community Development Authority Revenue Bonds (~)(ae)(Ê) 615 3.300 01/01/45 615
Indiana Municipal Power Agency Revenue Bonds (µ) 5,685 5.000 01/01/43 6,127
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 375 5.000 01/01/37 424

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 600 5.000 01/01/39 668
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 460 5.000 01/01/40 509
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,600 5.000 07/15/40 882
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,240 5.000 01/01/41 900
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,650 5.000 07/15/41 901
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 1,000 5.000 01/01/42 544
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,000 5.000 07/15/42 1,082
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,751
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,679
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,131
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,818
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 273
Terre Haute Sanitary District Revenue Bonds (µ) 2,890 5.000 07/01/37 3,258
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/39 1,113
Terre Haute Sanitary District Revenue Bonds (µ) 1,910 5.000 07/01/40 2,110
Terre Haute Sanitary District Revenue Bonds (µ) 1,000 5.000 07/01/41 1,097
Terre Haute Sanitary District Revenue Bonds (µ) 1,700 5.000 07/01/42 1,853
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,208
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,528
72,431
Iowa - 0.8%
City of Coralville General Obligation Unlimited (µ) 735 5.000 05/01/36 785
City of Coralville General Obligation Unlimited (µ) 1,400 5.000 05/01/38 1,481
City of Coralville General Obligation Unlimited (µ) 2,265 5.000 05/01/40 2,383
City of Coralville General Obligation Unlimited (µ) 1,650 5.000 05/01/41 1,718
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,205
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,033
City of Coralville Revenue Bonds 860 5.000 05/01/42 873
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,212
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 440
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 706
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,664
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 660
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,529
Iowa Finance Authority Revenue Bonds 350 5.500 10/01/45 176
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 347
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 369
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 12/01/50 1,643
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 2,520 5.000 12/01/50 2,914
Iowa Finance Authority Revenue Bonds (ae) 1,000 5.000 12/01/50 1,160
Iowa Finance Authority Revenue Bonds 5,300 6.250 07/01/54 5,829
Iowa Higher Education Loan Authority Revenue Bonds 175 4.000 10/01/35 173
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 386
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 389
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 418
Iowa Higher Education Loan Authority Revenue Bonds 1,310 5.250 10/01/40 700
Iowa Higher Education Loan Authority Revenue Bonds 250 5.000 10/01/45 250
State of Iowa Board of Regents Revenue Bonds 7,000 4.125 09/01/42 6,998
State of Iowa Board of Regents Revenue Bonds 3,250 4.250 09/01/43 3,267
State of Iowa Board of Regents Revenue Bonds 3,500 4.375 09/01/45 3,520

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Des Moines Community School District Infrastructure Sales Services and Use
Tax Revenue Bonds (µ) 2,265 6.000 07/01/29 2,410
47,638
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,161
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 03/01/45 1,230
City of Garden Revenue Bonds (Þ) 1,000 4.000 06/01/29 501
City of Manhattan General Obligation Unlimited 2,210 5.000 11/01/40 2,456
City of Manhattan Revenue Bonds 125 4.000 06/01/36 115
City of Prairie Village Tax Allocation 820 3.125 04/01/36 778
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 89
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 165 5.000 09/01/28 171
Kansas Development Finance Authority Revenue Bonds (~)(ae)(Ê) 6,795 5.000 06/01/43 6,938
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,118
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,007
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,006
Wyandotte County City Unified Government Revenue Bonds 1,160 4.500 06/01/40 1,157
17,727
Kentucky - 2.1%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,576
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,750
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 204
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 766
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 791
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,071
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,344
Kentucky Bond Development Corp. Revenue Bonds (~)(µ)(ae)(Ê) 7,500 5.000 08/15/55 8,529
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,744
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,000
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 329
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,106
Kentucky Interlocal School Transportation Association Certificate of Participation 210 4.000 03/01/26 211
Kentucky Interlocal School Transportation Association Certificate of Participation 200 4.000 03/01/27 203
Kentucky Municipal Energy Agency Revenue Bonds 2,170 5.000 01/01/36 2,464
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/37 1,123
Kentucky Municipal Energy Agency Revenue Bonds 390 5.000 01/01/38 435
Kentucky Municipal Energy Agency Revenue Bonds 2,350 5.000 01/01/40 2,581
Kentucky Municipal Energy Agency Revenue Bonds 1,000 5.000 01/01/41 1,091
Kentucky Municipal Energy Agency Revenue Bonds (µ) 1,150 5.000 01/01/45 1,210
Kentucky Public Energy Authority Revenue Bonds 11,000 5.000 12/01/33 10,422
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,033
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 480
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 04/01/54 8,832
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 33,760 5.000 01/01/55 36,607
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.250 06/01/55 5,334
Kentucky State Property and Building Commission Revenue Bonds 3,800 5.000 11/01/25 1,900
Kentucky State Property and Building Commission Revenue Bonds 9,450 5.000 11/01/25 4,725
Kentucky State Property and Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,588
Kentucky State Property and Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,878
Kentucky State Property and Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisville and Jefferson County Metropolitan Sewer District Revenue Bonds 1,750 5.000 05/15/38 1,979
Louisville/Jefferson County Metropolitan Government Revenue Bonds 1,400 5.000 10/01/27 1,454
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 789
Louisville/Jefferson County Metropolitan Government Revenue Bonds 4,250 2.000 10/01/33 3,693
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 877
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,351
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 892
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 595
131,067
Louisiana - 2.2%
City of New Orleans General Obligation Limited 3,130 4.000 10/01/37 3,183
City of New Orleans General Obligation Unlimited 2,000 5.000 12/01/46 2,041
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 353
City of Shreveport General Obligation Unlimited (µ) 275 5.250 03/01/37 308
City of Shreveport General Obligation Unlimited (µ) 250 5.250 03/01/39 276
City of Shreveport General Obligation Unlimited (µ) 1,000 5.000 03/01/41 1,064
City of Shreveport General Obligation Unlimited (µ) 770 5.250 03/01/42 833
City of Shreveport Water and Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,072
City of Shreveport Water and Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,959
City of Shreveport Water and Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,001
City of Shreveport Water and Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,645
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 50,100 2.470 08/01/35 25,050
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 43,860 2.470 12/01/40 21,930
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 805
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,910
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 365
Juban Crossing Economic Development District Revenue Bonds 340 5.000 09/15/38 380
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 75
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 283
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 700
Lafayette Parish School Board Sale Tax Revenue Bonds 1,680 5.500 04/01/45 958
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,917
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/28 2,006
Louisiana Housing Corp. Revenue Bonds 6,460 4.750 06/01/40 3,358
Louisiana Housing Corp. Revenue Bonds 690 4.500 12/01/47 697
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 325 4.250 11/15/30 322
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 7,050 3.500 11/01/32 6,848
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 494
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,211
Louisiana Local Government Environmental Facilities and Community Development
Authority Revenue Bonds (Þ) 900 5.000 11/15/44 418
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,555
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/33 2,532
Louisiana Public Facilities Authority Revenue Bonds 17,000 5.000 05/15/30 12,962
Louisiana Public Facilities Authority Revenue Bonds 935 5.000 10/01/32 1,003
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 832

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,062
Louisiana Public Facilities Authority Revenue Bonds 250 5.000 05/15/42 252
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 972
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 98
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,625
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 2,700 5.250 12/01/52 1,500
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 9,000 3.950 05/01/54 4,500
Louisiana Stadium and Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,156
Louisiana Stadium and Exposition District Revenue Bonds 200 5.000 07/01/38 219
Parish of East Baton Rouge Capital Improvements District Revenue Bonds 4,000 5.000 08/01/46 4,244
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 6.100 12/01/40 1,097
Parish of St. James Revenue Bonds (~)(ae)(Ê) 1,500 3.700 08/01/41 747
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 4.050 06/01/37 1,419
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,010
Port New Orleans Board of Commissioners Revenue Bonds 1,650 5.250 04/01/55 878
Rapides Parish School District No. 52 Pineville General Obligation Unlimited (µ) 480 5.250 03/01/40 272
State of Louisiana Gasoline and Fuels Tax Revenue Bonds (~)(ae)(Ê) 535 3.517 05/01/43 532
136,051
Maine - 0.2%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 804
Finance Authority of Maine Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/65 2,815
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 167
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 302
Maine Health and Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 379
Maine Health and Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 941
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 512
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 494
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/31 1,119
Maine Turnpike Authority Revenue Bonds (µ) 1,000 5.000 07/01/32 1,134
Maine Turnpike Authority Revenue Bonds (µ) 360 5.000 07/01/33 413
Maine Turnpike Authority Revenue Bonds (µ) 500 5.000 07/01/34 579
9,659
Maryland - 1.0%
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,766
City of Baltimore Revenue Bonds 140 4.500 06/01/33 142
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,500
City of Baltimore Revenue Bonds (µ) 1,235 4.000 07/01/37 1,259
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 612
City of Baltimore Revenue Bonds 100 4.875 06/01/42 99
City of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,021
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 692
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 602
County of Baltimore Revenue Bonds 85 4.000 01/01/32 87
County of Baltimore Revenue Bonds 70 4.000 01/01/33 71
County of Baltimore Revenue Bonds 235 4.000 01/01/34 238
County of Baltimore Revenue Bonds 245 4.000 01/01/37 243
County of Baltimore Revenue Bonds 415 4.000 01/01/38 408
County of Baltimore Revenue Bonds 365 4.000 01/01/39 360
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,359
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,565
County of Frederick Tax Allocation 740 3.250 07/01/29 731

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Frederick Tax Allocation 500 3.750 07/01/39 451
County of Howard Tax Allocation 650 5.000 02/15/44 674
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 276
Maryland Community Development Administration Revenue Bonds 1,400 3.300 01/01/29 711
Maryland Community Development Administration Revenue Bonds 1,150 3.700 01/01/29 585
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,128
Maryland Community Development Administration Revenue Bonds 1,285 4.500 09/01/48 1,302
Maryland Department of Housing and Community Development Revenue Bonds 3,500 4.450 07/01/44 1,766
Maryland Department of Housing and Community Development Revenue Bonds 1,250 6.250 03/01/56 1,406
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,549
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,658
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,088
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,350
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,760 5.000 07/01/37 4,227
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 3,570 4.250 07/01/39 3,679
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (µ) 1,945 4.250 07/01/40 1,991
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/43 3,201
Maryland Health and Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 3,000 5.000 07/01/45 3,316
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/45 3,156
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 4,000 5.000 07/01/46 4,191
Maryland Health and Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 10/01/50 1,284
Montgomery County Housing Opportunities Commission Revenue Bonds 3,000 3.850 07/01/34 3,120
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,077
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,243
64,184
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,146
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,122
Commonwealth of Massachusetts General Obligation Limited 3,490 2.000 03/01/37 2,796
Commonwealth of Massachusetts General Obligation Limited 3,825 5.000 07/01/37 3,864
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 789
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,982
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,987
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,639
Commonwealth of Massachusetts General Obligation Limited 1,620 5.000 08/01/49 859
Commonwealth of Massachusetts General Obligation Limited 3,500 5.000 10/01/51 3,677
Commonwealth of Massachusetts General Obligation Limited 4,400 5.000 08/01/52 2,327
Commonwealth of Massachusetts General Obligation Unlimited 2,350 5.250 10/01/47 2,523
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 3,000
Zero
coupon 07/01/31 2,516
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds 5,000 5.250 07/01/48 5,395
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,500
Massachusetts Development Finance Agency Revenue Bonds (Þ) 825 5.000 11/15/28 851
Massachusetts Development Finance Agency Revenue Bonds 1,335 5.250 09/01/30 1,430
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,685
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,210
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,250
Massachusetts Development Finance Agency Revenue Bonds 1,160 5.250 09/01/33 1,277
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 756
Massachusetts Development Finance Agency Revenue Bonds (Þ) 900 4.250 07/01/34 448

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 841
Massachusetts Development Finance Agency Revenue Bonds 575 5.250 09/01/36 635
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 396
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 483
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 581
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/38 1,701
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 494
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 10/01/39 2,247
Massachusetts Development Finance Agency Revenue Bonds 590 5.500 09/01/40 638
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 10/01/40 1,671
Massachusetts Development Finance Agency Revenue Bonds 330 5.250 01/01/41 351
Massachusetts Development Finance Agency Revenue Bonds (~)(ae)(Ê) 3,020 3.300 07/01/41 1,526
Massachusetts Development Finance Agency Revenue Bonds 900 5.250 01/01/42 954
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 423
Massachusetts Development Finance Agency Revenue Bonds 2,185 5.250 07/01/50 2,250
Massachusetts Development Finance Agency Revenue Bonds 1,650 5.250 07/01/55 829
68,049
Michigan - 1.8%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 760
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,095
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 40
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 367
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 855
City of Detroit General Obligation Unlimited 305 5.000 04/01/30 327
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 813
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 659
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 811
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 510
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 1,003
City of Detroit General Obligation Unlimited 915 5.000 04/01/34 983
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 358
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 161
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 379
City of Detroit General Obligation Unlimited 350 5.000 04/01/38 369
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 262
City of Detroit General Obligation Unlimited 700 5.000 04/01/46 708
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 1,004
City of Detroit Sewage Disposal System Revenue Bonds (~)(µ)(Ê) 3,160 3.445 07/01/32 3,146
Detroit Downtown Development Authority Tax Allocation 1,370 5.000 07/01/48 1,428
Detroit Regional Convention Facility Authority Revenue Bonds 2,210 5.000 10/01/39 1,198
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 939
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,460
Four Lakes District Special Assessment (µ) 2,145 5.000 06/01/39 2,358
Four Lakes District Special Assessment (µ) 2,075 5.125 06/01/44 2,216
Gobles Public Schools General Obligation Unlimited 1,350 5.250 05/01/48 723
Gobles Public Schools General Obligation Unlimited 1,050 5.250 05/01/51 556
Grand Rapids Charter Township Economic Development Corp. Revenue Bonds 2,085 4.000 05/15/27 2,092
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,448

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,007
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 370
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 105
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,015
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,028
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,337
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,357
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,525 5.000 07/01/46 2,540
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 879
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,027
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,438
Michigan Finance Authority Revenue Bonds 1,075 5.250 02/01/27 1,085
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,553
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 286
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,521
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds (ae) 7,385 3.750 12/01/38 7,626
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,363
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 705
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,405
Michigan Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 6,495 3.875 12/01/44 6,545
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 370
Michigan State Building Authority Revenue Bonds 1,470 5.000 04/15/41 1,491
Michigan State Housing Development Authority Revenue Bonds 1,000 4.000 12/01/39 492
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 5,790 3.625 04/01/42 5,805
Michigan State Housing Development Authority Revenue Bonds 530 4.450 10/01/44 262
Michigan State Housing Development Authority Revenue Bonds 2,000 4.350 12/01/44 962
Michigan State Housing Development Authority Revenue Bonds 2,130 4.250 12/01/49 2,143
Michigan State Housing Development Authority Revenue Bonds 1,500 4.450 12/01/49 737
Michigan State Housing Development Authority Revenue Bonds 3,000 6.250 06/01/55 3,287
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,702
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,252
Summit Academy North Revenue Bonds 780 4.000 11/01/31 769
Wayne County Airport Authority Revenue Bonds (µ) 5,590 5.000 12/01/40 5,600
109,921
Minnesota - 0.5%
City of Apple Valley Revenue Bonds 950 5.375 09/01/45 484
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,670
City of Independence Revenue Bonds 160 4.000 07/01/31 159
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 178
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 225
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 462
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 530
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 392
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 248
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 397
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,731
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 828
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Minnesota Housing Finance Agency Revenue Bonds 1,825 6.250 01/01/55 2,029
Minnesota Housing Finance Agency Revenue Bonds 10,635 6.250 07/01/55 11,910
Minnesota Housing Finance Agency Revenue Bonds 1,250 6.250 01/01/56 1,381
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 236
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 476
St. Paul Housing and Redevelopment Authority Revenue Bonds 1,075 4.250 12/01/32 1,081
Woodbury Housing and Redevelopment Authority Revenue Bonds GM(~)(ae)(Ê) 2,000 3.200 02/01/46 1,001
28,597
Mississippi - 2.1%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,485
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 91,100 2.450 12/01/30 45,550
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 22,830 2.460 12/01/30 11,415
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 16,816 3.900 12/01/30 8,408
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 92,020 3.900 11/01/35 46,010
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/27 101
Mississippi Development Bank Revenue Bonds (Þ) 225 5.000 10/01/28 229
Mississippi Development Bank Revenue Bonds (Þ) 175 5.000 10/01/29 179
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,006
Mississippi Development Bank Revenue Bonds (µ) 570 5.000 03/01/36 645
Mississippi Development Bank Revenue Bonds (µ) 500 5.000 03/01/37 561
Mississippi Development Bank Revenue Bonds 1,330 5.250 06/01/41 1,464
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,318
Mississippi Development Bank Revenue Bonds 1,000 5.250 06/01/43 1,086
Mississippi Development Bank Revenue Bonds (µ) 2,000 5.000 03/01/45 2,110
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 650 5.000 11/01/28 337
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,160
Mississippi Home Corp. Revenue Bonds (~)(ae)(Ê) 4,500 3.625 06/01/43 2,260
Mississippi Hospital Equipment and Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,014
State of Mississippi General Obligation Unlimited 1,000 4.000 11/01/38 1,005
132,444
Missouri - 1.2%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,022
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 149
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 87
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 93
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,010
City of St. Louis Airport Revenue Bonds (µ) 7,990 5.250 07/01/49 8,536
City of St. Louis Industrial Development Authority (The) Revenue Bonds 60 4.875 06/15/34 60
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,119
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,451
County of Phelps Revenue Bonds 1,225 5.000 12/01/35 1,366
County of Phelps Revenue Bonds 1,010 5.000 12/01/40 1,067
County of Phelps Revenue Bonds 1,000 5.750 12/01/45 1,082
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,980
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 2,115 5.250 03/01/39 2,341
Jefferson County School District No. R-1 Northwest General Obligation Unlimited 1,500 5.250 03/01/41 1,644

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kansas City Industrial Development Authority Revenue Bonds (Þ) 275 5.000 06/01/46 269
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 225
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 225
Maryland Heights Industrial Development Authority Revenue Bonds 620 4.375 03/15/30 589
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,270
Missouri Housing Development Commission Revenue Bonds 4,700 5.750 05/01/56 5,102
Missouri Southern State University Revenue Bonds 25 3.000 10/01/26 25
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 123
Missouri State Health and Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,239
Missouri State Health and Educational Facilities Authority Revenue Bonds 3,000 5.000 11/15/35 3,405
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/36 48
Missouri State Health and Educational Facilities Authority Revenue Bonds 125 4.000 02/15/37 126
Missouri State Health and Educational Facilities Authority Revenue Bonds 215 4.000 02/15/38 216
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/39 1,043
Missouri State Health and Educational Facilities Authority Revenue Bonds 50 4.000 08/01/41 44
Missouri State Health and Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 717
Missouri State Health and Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 325
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 670 4.000 05/01/51 673
Missouri State Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 5,000 5.000 05/01/52 5,263
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,479
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 25
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,179
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,049
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,170
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,165
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,041
74,042
Montana - 0.2%
City of Forsyth Revenue Bonds 5,370 3.875 07/01/28 5,450
City of Forsyth Revenue Bonds (~)(Ê) 2,035 3.900 03/01/31 2,035
City of Kalispell Revenue Bonds 2,100 4.625 05/15/31 1,056
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,199
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 373
County of Gallatin Revenue Bonds (Þ) 655 4.000 10/15/41 462
Montana Board of Housing Revenue Bonds (~)(ae)(Ê) 325 3.320 07/01/46 326
Montana Board of Housing Revenue Bonds 1,170 5.750 06/01/55 1,266
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 410 5.000 06/01/33 424
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,000 5.000 06/01/34 1,034
14,625
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds (~)(Ê) 3,000 5.000 08/01/55 1,620
Nebraska State Highway Commission Revenue Bonds 1,100 4.000 06/15/41 1,124
Nebraska State Highway Commission Revenue Bonds 385 4.000 06/15/42 390
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,255
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 7,130 5.000 02/01/46 7,155
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,457
16,001
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 88
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 423
City of Las Vegas Special Improvement District No. 818 Special Assessment 1,870 5.000 12/01/44 1,878

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,322
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 231
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 110
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,435
Clark County School District General Obligation Limited 2,500 4.000 06/15/44 2,405
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,349
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,137
County of Clark General Obligation Limited 2,555 5.000 06/01/33 2,683
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,471
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,500
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,168
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 03/01/36 1,166
Henderson Local Improvement Districts Special Assessment 170 3.000 09/01/36 150
Las Vegas Convention and Visitors Authority Revenue Bonds 420 5.000 07/01/26 426
Las Vegas Convention and Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,832
Las Vegas Convention and Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,509
Las Vegas Convention and Visitors Authority Revenue Bonds 3,650 4.000 07/01/49 3,325
Nevada Department of Business and Industry Revenue Bonds (Þ) 390 4.500 12/15/29 390
Nevada Housing Division Revenue Bonds (~)(ae)(Ê) 600 5.000 07/01/28 309
Reno-Tahoe Airport Authority Revenue Bonds 450 5.000 07/01/39 492
Reno-Tahoe Airport Authority Revenue Bonds 600 5.000 07/01/41 645
Reno-Tahoe Airport Authority Revenue Bonds 650 5.000 07/01/42 692
Reno-Tahoe Airport Authority Revenue Bonds 690 5.000 07/01/43 730
Reno-Tahoe Airport Authority Revenue Bonds 670 5.000 07/01/44 705
State of Nevada Department of Business and Industry Revenue Bonds 145 5.000 07/15/27 145
State of Nevada Highway Improvement Revenue Bonds 2,850 3.000 12/01/39 2,620
State of Nevada Highway Improvement Revenue Bonds 1,000 3.000 12/01/41 880
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 885
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 204
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,616
53,921
New Hampshire - 1.3%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 277 4.875 12/01/33 277
New Hampshire Business Finance Authority Revenue Bonds 5,664 3.625 08/20/39 5,418
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,923 4.180 11/20/39 8,948
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 709
New Hampshire Business Finance Authority Revenue Bonds 5,263 4.168 01/20/41 5,244
New Hampshire Business Finance Authority Revenue Bonds 3,926 4.250 07/20/41 3,914
New Hampshire Business Finance Authority Revenue Bonds 18,369 4.086 11/20/42 18,055
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,869
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,809
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê) 8,436 4.034 10/01/51 8,304
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,797
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,804
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,986
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,069
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)
(ae)(Ê) 3,200 3.300 06/01/40 1,606
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,026
New Hampshire Housing Finance Authority Revenue Bonds 1,610 6.250 01/01/55 1,749

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Housing Finance Authority Revenue Bonds 6,095 6.500 01/01/56 6,899
New Hampshire Housing Finance Authority Revenue Bonds 5,300 6.500 07/01/56 6,034
82,537
New Jersey - 2.5%
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 454
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 771
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 322
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 342
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 954
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 289
City of Bayonne General Obligation Unlimited (µ)(ae) 1,500 5.000 07/01/33 1,524
City of Bayonne General Obligation Unlimited (µ)(ae) 1,865 5.000 07/01/34 1,894
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 2,300 5.750 10/15/48 1,303
Jersey City Municipal Utilities Authority Revenue Bonds (µ) 2,000 5.750 10/15/55 1,114
New Jersey Building Authority Revenue Bonds (µ)(ae) 580 5.000 06/15/28 589
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 523
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 803
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,057
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,032
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 346
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 683
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,140
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 365
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,034
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 327
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 371
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 369
New Jersey Economic Development Authority Revenue Bonds (ae) 900 5.000 06/15/41 924
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 423
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 3,940
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,012
New Jersey Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 9,400 5.000 07/01/64 8,027
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,812
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,171
New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,989
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 480 5.000 07/01/29 488
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,700 5.000 07/01/29 1,757
New Jersey Health Care Facilities Financing Authority Revenue Bonds (ae) 300 5.000 07/01/30 305
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,010
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 540 0.900 11/01/25 270
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,898
New Jersey Housing and Mortgage Finance Agency Revenue Bonds 3,250 3.375 11/01/27 3,260
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 75
Zero
coupon 12/15/25 75
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,095
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,100
Zero
coupon 12/15/26 2,030
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,361
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465
Zero
coupon 12/15/29 1,296
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,668

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 743
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320
Zero
coupon 12/15/31 264
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,250 4.000 12/15/31 1,289
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon
12/15/32 1,540
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,235
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,344
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,200
Zero
coupon 12/15/35 3,615
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 829
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860
Zero
coupon 12/15/36 9,834
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,052
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955
Zero
coupon 12/15/37 17,017
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,050 5.000 06/15/38 5,679
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 3,002
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 693
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,240
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,284
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,113
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,011
New Jersey Turnpike Authority Revenue Bonds 3,755 5.000 01/01/27 3,840
New Jersey Turnpike Authority Revenue Bonds 3,000 5.000 01/01/42 3,259
New Jersey Turnpike Authority Revenue Bonds 3,250 5.000 01/01/44 3,484
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 687
Randolph Township School District General Obligation Unlimited 990 1.000 08/01/26 487
Randolph Township School District General Obligation Unlimited 1,470 1.000 08/01/27 709
Randolph Township School District General Obligation Unlimited 1,600 1.000 08/01/28 759
Randolph Township School District General Obligation Unlimited 1,330 1.000 08/01/29 620
Randolph Township School District General Obligation Unlimited 3,450 1.000 08/01/30 1,578
Randolph Township School District General Obligation Unlimited 3,570 1.000 08/01/31 1,601
South Jersey Transportation Authority Revenue Bonds (µ) 1,000 5.000 11/01/39 1,094
South Jersey Transportation Authority Revenue Bonds (µ) 4,000 4.000 11/01/40 4,051
Tobacco Settlement Financing Corp. Revenue Bonds 2,825 5.000 06/01/46 2,759
156,129
New Mexico - 0.3%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,108
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/40 8,433
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,389
New Mexico Mortgage Finance Authority Revenue Bonds 490 4.700 09/01/49 502
New Mexico Mortgage Finance Authority Revenue Bonds 3,620 3.000 07/01/52 3,546
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,039
16,017
New York - 7.9%
Albany Capital Resource Corp. Revenue Bonds 680 4.000 06/01/29 646
Allegany County Capital Resource Corp. Revenue Bonds 500 5.250 04/01/39 275
Allegany County Capital Resource Corp. Revenue Bonds 750 5.250 04/01/54 768
Brooklyn Arena Local Development Corp. Revenue Bonds 1,845 5.000 07/15/42 1,845
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 1,330 5.500 05/01/35 710
Buffalo and Erie County Industrial Land Development Corp. Revenue Bonds 4,500 6.250 05/01/45 2,397

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 111
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 101
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 411
Build NYC Resource Corp. Revenue Bonds 375 5.000 07/01/32 397
Build NYC Resource Corp. Revenue Bonds 5 5.000 08/01/32 5
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 258
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 586
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 455
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 604
Build NYC Resource Corp. Revenue Bonds (Þ) 125 5.000 09/01/39 126
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 631
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 09/01/44 96
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,581
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,885
City of New York General Obligation Unlimited 5 5.000 06/01/34 5
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,289
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,799
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,228
City of New York General Obligation Unlimited 275 5.000 03/01/44 282
City of New York General Obligation Unlimited (µ) 3,000 5.000 09/01/44 3,191
City of New York General Obligation Unlimited 2,390 5.250 02/01/45 2,612
City of New York General Obligation Unlimited 3,215 5.250 03/01/47 3,445
City of New York General Obligation Unlimited (µ) 2,785 5.000 09/01/47 2,918
Clinton County Capital Resource Corp. Revenue Bonds (Þ) 460 5.000 07/01/37 517
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,763
Empire State Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,015
Genesee County Funding Corp. (The) Revenue Bonds 650 5.000 12/01/29 692
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/39 5,389
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,630
Hudson Yards Infrastructure Corp. Revenue Bonds 5,000 5.000 02/15/45 5,068
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 2,625 4.000 02/15/47 2,448
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 775
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,033
Long Island Power Authority Revenue Bonds 2,000 5.000 09/01/47 2,017
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 5,555 3.000 09/01/49 5,571
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,350 5.000 09/01/52 3,434
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,428
Metropolitan Transportation Authority Dedicated Tax Fund Special Tax 4,910 5.000 11/15/49 2,569
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 1,220 3.461 11/01/26 1,215
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 289
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,382
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 200
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,713
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 608
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 348
Metropolitan Transportation Authority Revenue Bonds 2,800
Zero
coupon 11/15/33 2,165
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 456
Metropolitan Transportation Authority Revenue Bonds 3,215 5.000 11/15/39 3,533
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 778

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,477
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,668
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,669
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,361
Metropolitan Transportation Authority Revenue Bonds 2,375 5.000 11/15/47 2,477
Metropolitan Transportation Authority Revenue Bonds 4,625 5.250 11/15/49 4,901
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 69,710 3.900 11/15/50 34,855
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 748
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,613
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,884
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 2,400 3.400 11/01/64 2,411
New York City Housing Development Corp. Revenue Bonds (~)(Ê) 5,275 3.750 05/01/65 5,322
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 277
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,904
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 402
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 292
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 305
New York City Industrial Development Agency Revenue Bonds 1,075 4.000 03/01/45 974
New York City Municipal Water Finance Authority Revenue Bonds 5,050 4.000 06/15/40 5,048
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,865
New York City Municipal Water Finance Authority Revenue Bonds 7,500 5.000 06/15/46 8,010
New York City Municipal Water Finance Authority Revenue Bonds 8,205 5.000 06/15/48 8,576
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,022
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,360 5.000 07/15/36 3,132
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,772
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,289
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,328
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 482
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 161
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,077
New York City Transitional Finance Authority Revenue Bonds 1,215 5.000 11/01/28 1,301
New York City Transitional Finance Authority Revenue Bonds 1,000 5.000 11/01/32 1,144
New York City Transitional Finance Authority Revenue Bonds 2,030 5.000 11/01/38 1,148
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,146
New York City Transitional Finance Authority Revenue Bonds 5,000 5.000 11/01/42 5,436
New York City Transitional Finance Authority Revenue Bonds 4,630 5.250 11/01/45 5,030
New York City Transitional Finance Authority Revenue Bonds 2,150 5.000 11/01/46 2,273
New York City Transitional Finance Authority Revenue Bonds 16,985 5.250 05/01/48 12,711
New York City Transitional Finance Authority Revenue Bonds 4,000 5.500 11/01/49 4,373
New York City Water and Sewer System Revenue Bonds (~)(Ê) 1,870 3.900 06/15/50 935
New York Convention Center Development Corp. Revenue Bonds (µ) 6,985
Zero
coupon 11/15/40 3,503
New York Energy Finance Development Corp. Revenue Bonds (~)(ae)(Ê) 9,500 5.000 07/01/56 10,213
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,491
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 750
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,206
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,390
New York Liberty Development Corp. Revenue Bonds (Þ) 7,160 5.000 11/15/44 7,147
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 676
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,133
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 460

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 514
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,325
New York State Dormitory Authority Revenue Bonds (ae) 450 5.000 02/15/27 458
New York State Dormitory Authority Revenue Bonds 2,015 5.000 03/15/30 2,050
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 15
New York State Dormitory Authority Revenue Bonds 2,620 3.450 11/15/31 1,308
New York State Dormitory Authority Revenue Bonds 2,630 5.000 03/15/32 1,502
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 103
New York State Dormitory Authority Revenue Bonds 4,800 5.000 10/01/32 4,987
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,539
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 82
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,794
New York State Dormitory Authority Revenue Bonds 200 4.000 07/01/35 189
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 91
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 265
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 81
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 68
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,899
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 329
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 96
New York State Dormitory Authority Revenue Bonds 2,000 5.000 10/01/37 2,143
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 508
New York State Dormitory Authority Revenue Bonds 4,500 4.000 03/15/38 2,320
New York State Dormitory Authority Revenue Bonds 3,655 5.000 07/01/38 3,703
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 69
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,023
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,066
New York State Dormitory Authority Revenue Bonds 1,000 5.250 05/01/39 536
New York State Dormitory Authority Revenue Bonds (µ) 3,000 5.000 07/01/39 3,311
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 79
New York State Dormitory Authority Revenue Bonds (ae) 10 5.000 02/15/40 10
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,517
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,082
New York State Dormitory Authority Revenue Bonds 200 5.250 05/01/40 106
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 85
New York State Dormitory Authority Revenue Bonds (µ) 1,360 5.000 07/01/40 1,478
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 92
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,408
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,692
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,352
New York State Dormitory Authority Revenue Bonds 1,250 5.250 05/01/41 661
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 99
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,009
New York State Dormitory Authority Revenue Bonds 1,050 5.250 05/01/42 551
New York State Dormitory Authority Revenue Bonds (µ) 2,000 5.250 07/01/42 1,646
New York State Dormitory Authority Revenue Bonds 4,200 4.000 03/15/43 2,072
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 07/01/43 545
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 10/01/43 1,083
New York State Dormitory Authority Revenue Bonds (µ) 1,000 5.250 07/01/44 542
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 965
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 328

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds (µ) 1,200 5.250 07/01/45 646
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 4,945
New York State Dormitory Authority Revenue Bonds 12,000 5.000 03/15/48 12,670
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,658
New York State Dormitory Authority Revenue Bonds 7,100 5.250 03/15/49 7,556
New York State Energy Research and Development Authority Revenue Bonds 2,900 4.000 04/01/34 2,935
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,158
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,730 3.350 06/15/54 1,887
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,750 3.450 06/15/54 1,385
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 410 1.100 11/01/61 391
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 2,355 3.100 05/01/62 2,344
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,502
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.600 11/01/64 3,005
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds 1,550 2.000 10/01/31 1,411
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,616
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,519
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 12/01/28 1,057
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,136
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,347
New York Transportation Development Corp. Revenue Bonds 950 5.000 12/01/34 1,032
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/35 541
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 539
New York Transportation Development Corp. Revenue Bonds 2,850 5.000 12/01/37 3,059
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 407
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 115
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 149
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 97
Oneida County Local Development Corp. Revenue Bonds (µ) 640 4.000 12/01/49 573
Oneida Indian Nation of New York Revenue Bonds (Þ) 1,000 6.000 09/01/43 1,066
Onondaga Civic Development Corp. Revenue Bonds 1,000 5.000 12/01/39 1,131
Onondaga Civic Development Corp. Revenue Bonds 395 5.000 12/01/40 442
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 641
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,112
Port Authority of New York and New Jersey Revenue Bonds 4,000 5.000 01/15/40 2,252
Port Authority of New York and New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,104
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 200 4.000 06/01/50 184
Triborough Bridge and Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,669
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 02/01/28 5,272
Triborough Bridge and Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,068
Triborough Bridge and Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,001
Triborough Bridge and Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,356
Triborough Bridge and Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,502
Triborough Bridge and Tunnel Authority Revenue Bonds 2,180 5.000 11/15/43 2,377
Triborough Bridge and Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 6,225
Triborough Bridge and Tunnel Authority Revenue Bonds 900 5.000 11/15/47 907
Triborough Bridge and Tunnel Authority Revenue Bonds 1,150 5.000 12/01/50 1,202
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,550
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,002
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,277

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 507
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 545
Westchester County Local Development Corp. Revenue Bonds 800 5.000 07/01/38 848
489,391
North Carolina - 1.1%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 500 5.000 01/15/49 558
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,062
City of Charlotte Airport Revenue Bonds 2,000 5.000 07/01/39 1,127
City of Charlotte Airport Revenue Bonds 3,900 5.000 07/01/40 2,959
City of Charlotte Airport Revenue Bonds 3,865 5.000 07/01/41 2,895
City of Charlotte Airport Revenue Bonds 2,500 5.000 07/01/42 1,372
City of Charlotte Airport Revenue Bonds 2,300 5.000 07/01/43 2,504
City of Charlotte Airport Revenue Bonds 500 5.000 07/01/47 506
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,376
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,183
County of Gaston General Obligation Unlimited 2,500 5.000 03/01/39 2,865
Nash Health Care Systems Revenue Bonds 2,270 5.500 02/01/43 2,507
Nash Health Care Systems Revenue Bonds 1,990 5.500 02/01/44 1,090
North Carolina Capital Facilities Finance Agency Revenue Bonds 500 5.000 10/01/44 506
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/29 834
North Carolina Housing Finance Agency Revenue Bonds 3,480 4.350 01/01/44 1,750
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,007
North Carolina Housing Finance Agency Revenue Bonds 755 4.000 01/01/50 758
North Carolina Housing Finance Agency Revenue Bonds 5,135 5.500 01/01/54 5,494
North Carolina Housing Finance Agency Revenue Bonds 2,475 6.250 01/01/55 2,756
North Carolina Housing Finance Agency Revenue Bonds 1,695 6.250 07/01/55 1,861
North Carolina Housing Finance Agency Revenue Bonds 2,000 6.250 01/01/56 2,248
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 6,575 3.200 07/01/56 6,576
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 240
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 567
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 26
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 794
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 207
North Carolina Medical Care Commission Revenue Bonds 370 4.250 09/01/28 369
North Carolina Medical Care Commission Revenue Bonds 680 3.900 01/01/29 680
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 565
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/29 25
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 658
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/30 25
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 707
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 625
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/31 25
North Carolina Medical Care Commission Revenue Bonds 1,450 4.000 09/01/34 1,480
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 98
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 505
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 06/01/38 1,695
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 201
North Carolina Medical Care Commission Revenue Bonds 2,800 5.000 06/01/42 3,049
North Carolina Medical Care Commission Revenue Bonds 420 5.375 10/01/45 220
North Carolina Medical Care Commission Revenue Bonds (~)(Ê) 4,030 5.000 06/01/55 3,759
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,036

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,340
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,553
69,264
North Dakota - 0.2%
City of Grand Forks Healthcare System Revenue Bonds 800 4.000 12/01/35 792
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 675
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 613
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 522
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,715
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 538
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 577
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,020
City of Horace General Obligation Unlimited 150 3.000 05/01/41 115
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,574
North Dakota Housing Finance Agency Revenue Bonds 990 6.250 01/01/55 1,104
North Dakota Housing Finance Agency Revenue Bonds 2,250 6.000 07/01/55 2,502
Williston Parks and Recreation District Revenue Bonds (µ) 3,160 4.750 12/01/50 1,588
13,335
Ohio - 1.0%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 749
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 484
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 89
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,045
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 962
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,752
City of Norwood Special Obligation Tax Allocation Revenue Bonds 1,000 4.375 12/01/30 510
City of Norwood Special Obligation Tax Allocation Revenue Bonds 1,500 5.000 12/01/35 814
City of Norwood Special Obligation Tax Allocation Revenue Bonds 2,500 5.000 12/01/41 1,554
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 611
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 501
Columbus Regional Airport Authority Revenue Bonds 2,500 5.250 01/01/55 2,653
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 328
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,344
County of Franklin Revenue Bonds 700 5.000 07/01/35 751
County of Franklin Revenue Bonds 800 5.000 07/01/36 853
County of Franklin Revenue Bonds 575 4.000 07/01/40 517
County of Franklin Revenue Bonds 580 5.250 11/15/40 564
County of Lucas Hospital Revenue Bonds 1,000 5.250 11/15/48 981
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,948
County of Montgomery Revenue Bonds 2,000 5.250 09/01/54 1,016
County of Warren Hospital Facilities Revenue Bonds 680 5.000 05/15/34 371
Cuyahoga County Hospital Revenue Bonds 1,000 5.500 02/15/52 1,001
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 398
Euclid City School District General Obligation Unlimited 3,925 5.250 01/15/44 3,939
Forest Hills Local School District General Obligation Unlimited 4,125 5.000 12/01/44 4,131
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,088
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 997
Ohio Air Quality Development Authority Revenue Bonds 4,500 3.200 05/01/26 4,495
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,403

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,053
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 536
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 772
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 432
Ohio Higher Educational Facility Commission Revenue Bonds 200 5.000 01/15/35 214
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 704
Ohio Higher Educational Facility Commission Revenue Bonds 325 5.000 01/15/37 347
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 603
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 268
Ohio Higher Educational Facility Commission Revenue Bonds 1,460 5.000 05/01/39 783
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 266
Ohio Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 600 3.400 07/01/42 301
Ohio Housing Finance Agency Revenue Bonds 2,785 6.250 03/01/56 3,070
Ohio Housing Finance Agency Revenue Bonds 1,585 6.500 03/01/56 1,806
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 100
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 150
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,212
State of Ohio Revenue Bonds (Þ) 300 5.000 12/01/38 296
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,428
Toledo-Lucas County Port Authority Revenue Bonds 1,605 5.000 07/01/29 1,606
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 241
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 92
63,179
Oklahoma - 0.5%
Broken Arrow Economic Development Authority Tax Allocation 1,300 6.625 06/01/45 660
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,792
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,663
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 787
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 779
Oklahoma County Finance Authority Revenue Bonds 550 5.000 09/01/32 292
Oklahoma County Finance Authority Revenue Bonds 1,100 5.000 09/01/35 582
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,002
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,022
Oklahoma Housing Finance Agency Revenue Bonds 4,975 6.500 03/01/56 5,620
Oklahoma Turnpike Authority Revenue Bonds 1,175 5.000 01/01/39 1,338
Oklahoma Turnpike Authority Revenue Bonds 1,000 5.000 01/01/40 1,121
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,134
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 508
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 518
Tulsa County Home Finance Authority Revenue Bonds 2,000 5.750 01/01/56 2,195
Wagoner County Development Authority/OK Revenue Bonds 700 6.500 05/01/35 351
28,364
Oregon - 0.5%
City of Forest Grove Revenue Bonds 500 5.000 05/01/33 266
City of Portland Sewer System Revenue Bonds 1,500 5.000 10/01/41 1,672
City of Portland Sewer System Revenue Bonds 375 5.000 10/01/42 414
City of Portland Sewer System Revenue Bonds 1,125 5.000 10/01/43 1,231
City of Portland Sewer System Revenue Bonds 2,000 5.000 12/01/47 2,112
Mount Hood Community College District General Obligation Unlimited 5,755 5.000 06/15/38 6,625
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 79

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 751
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
Salem Hospital Facility Authority Revenue Bonds 1,530 4.000 05/15/41 1,429
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,234
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 144
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 114
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 117
State of Oregon General Obligation Unlimited 3,250 5.000 05/01/39 3,708
State of Oregon General Obligation Unlimited 2,000 5.000 05/01/40 2,259
State of Oregon General Obligation Unlimited 2,000 5.250 06/01/42 2,278
State of Oregon General Obligation Unlimited 1,750 5.250 06/01/43 1,974
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 415
State of Oregon Housing and Community Services Department Revenue Bonds 2,345 6.500 07/01/54 2,594
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,601
Washington Clackamas and Yamhill Counties School District No. 88J General
Obligation Unlimited 2,900
Zero
coupon 06/15/42 1,315
33,573
Pennsylvania - 3.4%
Adams County General Authority Revenue Bonds 500 3.600 06/01/29 504
Adams County General Authority Revenue Bonds 495 5.000 06/01/34 539
Adams County General Authority Revenue Bonds 300 5.000 06/01/39 317
Adams County General Authority Revenue Bonds 375 5.000 06/01/44 381
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 806
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 854
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 890
Allegheny County Higher Education Building Authority Revenue Bonds (~)(ae)(Ê) 750 3.307 02/01/33 743
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 707
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 293
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,023
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,764
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 76
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 520 5.000 05/01/27 528
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 736
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 6,600 5.000 05/01/42 6,629
Bethel Park School District General Obligation Limited 2,590 5.000 08/01/42 1,413
Borough of Punxsutawney PA General Obligation Limited (µ) 2,000 5.250 12/01/55 1,020
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 51
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 52
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 52
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 80
Bucks County Industrial Development Authority Revenue Bonds 250 5.000 10/01/30 255
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 397
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 653
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 572
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 441
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 674

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,408
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,447
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,501
Butler County General Authority Revenue Bonds (~)(µ)(Ê) 14,725 3.545 10/01/34 13,776
Cheltenham Township Industrial Development Authority Revenue Bonds 2,380 5.000 04/01/34 2,482
Chester County Industrial Development Authority Revenue Bonds (Þ) 3,300 5.000 10/15/32 3,365
Chester County Industrial Development Authority Revenue Bonds 1,000 5.125 10/15/37 979
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,355
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,528
Chester County Industrial Development Authority Revenue Bonds (Þ) 1,080 4.250 10/01/44 969
Chester County Industrial Development Authority Special Assessment (Þ) 100 4.375 03/01/28 100
Chester County School Authority Revenue Bonds 1,000 5.000 04/01/44 524
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 99
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 91
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 978
City of York General Obligation Unlimited 955 5.000 11/15/26 965
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,792
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 361
Coatesville School District General Obligation Limited (µ) 12,940 5.250 11/15/37 13,977
Coatesville School District General Obligation Limited 5,880 5.250 11/15/42 3,176
Commonwealth Financing Authority Revenue Bonds (µ) 10,075 4.000 06/01/39 10,003
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,768
Commonwealth of Pennsylvania General Obligation Unlimited 4,400 4.000 08/15/44 2,135
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,716
County of Allegheny General Obligation Unlimited 2,205 5.000 11/01/41 2,228
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 522
Cumberland County Municipal Authority Revenue Bonds 940 5.000 01/01/38 940
Cumberland Valley School District General Obligation Limited (µ) 1,000 5.000 11/15/47 1,036
Doylestown Hospital Authority Revenue Bonds (Þ) 490 5.000 07/01/31 507
General Authority of Southcentral Pennsylvania Revenue Bonds 3,000 5.000 06/01/34 3,443
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 141
Haverford Township School District General Obligation Limited 900 5.000 03/15/43 967
Haverford Township School District General Obligation Limited 750 5.000 03/15/44 798
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 668
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,325
Lancaster Municipal Authority Healthcare Revenue Bonds 300 4.000 12/01/35 308
Lancaster Municipal Authority Healthcare Revenue Bonds 1,200 5.000 05/01/44 1,207
Lancaster Municipal Authority Healthcare Revenue Bonds 175 5.000 12/01/45 176
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 156
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,314
Lincoln University of The Commonwealth System of Higher Education Revenue
Bonds 650 5.250 07/01/44 637
Monroe County Industrial Development Authority Tax Allocation 350 5.000 07/01/31 187
Monroe County Industrial Development Authority Tax Allocation 810 5.000 07/01/33 828
Montgomery County Higher Education and Health Authority Revenue Bonds 450 4.000 09/01/38 447
Montgomery County Higher Education and Health Authority Revenue Bonds 1,000 4.000 09/01/39 975
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,698
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/36 49
Montgomery County Industrial Development Authority Revenue Bonds 1,500 5.000 11/15/36 1,510
Montgomery County Industrial Development Authority Revenue Bonds 50 4.000 10/01/41 47

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Industrial Development Authority Revenue Bonds 1,220 5.000 11/15/42 629
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 151
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,690
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,767
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 460
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 155
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,300 5.000 07/01/38 2,406
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,350
Pennsylvania Economic Development Financing Authority Revenue Bonds 300 4.000 07/01/41 277
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 500 5.000 08/15/34 576
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 900 5.000 08/15/35 1,040
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 25,000 3.900 11/01/61 12,500
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 4.900 06/01/41 1,079
Pennsylvania Housing Finance Agency Revenue Bonds 3,185 3.000 10/01/51 3,100
Pennsylvania Housing Finance Agency Revenue Bonds 2,361 5.750 10/01/53 2,502
Pennsylvania Housing Finance Agency Revenue Bonds 965 6.000 10/01/54 1,044
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 4,810 5.250 12/01/44 5,015
Pennsylvania Turnpike Commission Registration Fee Revenue Bonds (~)(ae)(Ê) 425 3.220 07/15/41 426
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 804
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 801
Pennsylvania Turnpike Commission Revenue Bonds 800 5.250 06/01/47 812
Pennsylvania Turnpike Commission Revenue Bonds 2,785 5.250 12/01/47 2,989
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 668
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 424
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 825 4.500 06/15/29 833
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 450
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 525
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 143
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 104
Philadelphia Authority for Industrial Development Revenue Bonds 235 5.000 06/15/32 244
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 245 5.000 06/15/33 249
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 517
Philadelphia Authority for Industrial Development Revenue Bonds 3,640 5.500 07/01/53 1,978
Philadelphia Housing Authority Revenue Bonds 3,670 5.250 03/01/39 4,177
Philadelphia Housing Authority Revenue Bonds 3,000 5.250 03/01/40 3,383
Philadelphia Housing Authority Revenue Bonds 4,000 5.250 03/01/41 4,477
Philadelphia Housing Authority Revenue Bonds 6,000 5.000 03/01/43 6,432
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,567
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/34 516
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 320
Pittsburgh Water and Sewer Authority Revenue Bonds (µ) 715 5.000 09/01/36 762
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 734
Redevelopment Authority of the City of Philadelphia Revenue Bonds 1,450 5.000 09/01/43 764
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Limited (µ) 490 5.000 06/01/32 513
Scranton School District General Obligation Limited (µ) 330 5.000 12/01/33 342
Scranton School District General Obligation Limited (µ) 575 5.000 06/01/34 601
Scranton School District General Obligation Limited (µ) 560 5.000 06/01/36 584
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,683
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,015
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,058

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westmoreland County Industrial Development Authority Revenue Bonds 700 5.000 07/01/28 723
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 64
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 285
210,264
Puerto Rico - 3.1%
Commonwealth of Puerto Rico General Obligation Unlimited 19,341 5.625 07/01/27 19,844
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,465
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,224
Commonwealth of Puerto Rico General Obligation Unlimited 4,805
Zero
coupon 07/01/33 3,433
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,618
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,126
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,007
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,501
HTA CL 6 Trust Revenue Bonds 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,908
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 775 5.000 07/01/30 804
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,755
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,092
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,875
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 1,290 4.000 07/01/42 1,192
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds (Þ) 10,400 5.000 07/01/47 10,173
Puerto Rico Electric Power Authority Revenue Bonds (~)(µ)(Ê) 6,420 3.359 07/01/29 5,812
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 226
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 250 5.000 07/01/32 268
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
Facilities Financing Authority Revenue Bonds 235 4.000 07/01/37 228
Puerto Rico Municipal Finance Agency Revenue Bonds (µ) 850 5.000 08/01/27 850
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,049
Zero
coupon 07/01/27 2,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,441
Zero
coupon 07/01/29 3,916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,003
Zero
coupon 07/01/31 10,615
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700
Zero
coupon 07/01/33 1,275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,822
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 66,630 4.329 07/01/40 64,787
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450
Zero
coupon 07/01/46 502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200
Zero
coupon 07/01/51 296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 580
192,692
Rhode Island - 0.4%
Providence Public Building Authority Revenue Bonds (µ) 115 5.875 06/15/26 115
Providence Public Building Authority Revenue Bonds (µ) 1,000 5.250 09/15/44 535
Rhode Island Health and Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 208
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,257
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,337
Rhode Island Health and Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,627
Rhode Island Health and Educational Building Corp. Revenue Bonds (µ) 400 5.000 07/01/45 206

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,327
Rhode Island Health and Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,307
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 541
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 509
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,549
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,049
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 776
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,570
24,913
South Carolina - 1.1%
Clemson University Revenue Bonds 2,000 5.000 05/01/41 1,111
Clemson University Revenue Bonds 2,750 5.000 05/01/55 2,874
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 5,150 4.761 02/01/54 5,150
Piedmont Municipal Power Agency Revenue Bonds (µ) 4,785
Zero
coupon 01/01/27 4,607
South Carolina Jobs-Economic Development Authority Revenue Bonds 525 5.000 11/15/30 537
South Carolina Jobs-Economic Development Authority Revenue Bonds 175 5.000 11/15/33 179
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,860
South Carolina Jobs-Economic Development Authority Revenue Bonds (µ) 2,075 4.000 11/01/42 1,996
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 4.000 11/01/42 595
South Carolina Jobs-Economic Development Authority Revenue Bonds 735 5.250 11/01/44 785
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,000 5.500 11/15/44 1,006
South Carolina Jobs-Economic Development Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.000 03/01/62 2,557
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,590
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,118
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 202
South Carolina Public Service Authority Revenue Bonds 3,965 5.000 12/01/36 4,014
South Carolina Public Service Authority Revenue Bonds (µ) 2,600 5.000 12/01/40 2,846
South Carolina Public Service Authority Revenue Bonds 2,035 5.000 12/01/41 2,197
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,895
South Carolina Public Service Authority Revenue Bonds (µ) 1,065 5.000 12/01/42 1,148
South Carolina Public Service Authority Revenue Bonds 3,000 5.000 12/01/42 3,221
South Carolina Public Service Authority Revenue Bonds 7,150 5.000 12/01/46 7,480
South Carolina Public Service Authority Revenue Bonds 1,500 5.750 12/01/47 1,650
South Carolina Public Service Authority Revenue Bonds 1,000 5.000 12/01/48 1,041
South Carolina State Housing Finance and Development Authority Revenue Bonds 3,585 4.600 07/01/49 3,625
South Carolina State Housing Finance and Development Authority Revenue Bonds 2,000 5.000 07/01/50 1,016
South Carolina State Housing Finance and Development Authority Revenue Bonds 6,720 6.500 07/01/55 7,633
66,933
South Dakota - 0.2%
Brookings School District No. 005-1 General Obligation Limited (µ) 575 5.250 06/15/34 666
Brookings School District No. 005-1 General Obligation Limited (µ) 1,600 5.500 06/15/43 1,803
County of Lincoln Revenue Bonds 100 4.000 08/01/41 90
South Dakota Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 11/01/51 3,919
South Dakota Housing Development Authority Revenue Bonds 1,990 6.250 11/01/55 2,225
South Dakota Housing Development Authority Revenue Bonds 2,500 6.500 11/01/55 2,845
South Dakota Housing Development Authority Revenue Bonds 1,000 6.250 11/01/56 1,111
12,659
Tennessee - 1.3%
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 600 5.000 10/01/26 600
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 2,000 5.000 08/01/31 2,112

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 130 5.000 10/01/35 130
Chattanooga Health Educational and Housing Facility Board Revenue Bonds 1,845 5.250 12/01/49 1,937
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,748
City of Murfreesboro General Obligation Unlimited 1,415 3.000 06/01/33 1,368
Greenville Health and Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 682
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,629
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,704
Knox County Health Educational and Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,336
Knox County Health Educational and Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,766
Knox County Health Educational and Housing Facility Board Revenue Bonds (µ) 250 5.500 07/01/54 263
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,225
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 530 3.650 10/01/46 269
Metropolitan Government Nashville and Davidson County Health and Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 315
Metropolitan Government of Nashville and Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,539
Metropolitan Knoxville Airport Authority Revenue Bonds 500 5.000 06/01/39 554
Metropolitan Knoxville Airport Authority Revenue Bonds 560 5.000 06/01/41 610
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (µ) 9,200 5.000 06/01/35 10,315
Shelby County Health Educational and Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,052
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 1,460 5.000 09/01/44 787
Shelby County Health Educational and Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/49 7,825
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 10/01/54 2,922
Tennessee Energy Acquisition Corp. Revenue Bonds 3,500 5.000 12/01/35 3,805
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,639
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,391
79,523
Texas - 9.6%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,425
Aldine Independent School District General Obligation Unlimited 1,000 3.000 02/15/42 430
Allen Independent School District General Obligation Unlimited 3,820 5.000 02/15/44 4,102
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 515
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 804
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 766
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,276
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 666
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,365
Arlington Higher Education Finance Corp. Revenue Bonds 550 5.000 08/15/37 616
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,088
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 08/15/38 557
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,222
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 192
Arlington Higher Education Finance Corp. Revenue Bonds 590 5.000 08/15/39 652
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,419
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 211
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 142
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,184

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Austin Community College District General Obligation Limited 3,000 5.000 08/01/39 3,357
Austin Community College District General Obligation Limited 750 5.250 08/01/53 796
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,631
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,519
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,588
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,653
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,699
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,435
Bexar Management and Development Corp. Revenue Bonds (~)(ae)(Ê) 1,670 3.020 05/10/45 833
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/54 1,028
Cedar Port Navigation and Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,389
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,452
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 148
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,197
Central Texas Turnpike System Revenue Bonds 2,150 5.000 08/15/39 2,287
Central Texas Turnpike System Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/42 4,357
City of Amarillo Waterworks and Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,013
City of Amarillo Waterworks and Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,138
City of Anna Special Assessment Revenue Bonds (Þ) 314 4.875 09/15/30 318
City of Anna Special Assessment Revenue Bonds (Þ) 1,650 4.500 09/15/35 832
City of Anna Special Assessment Revenue Bonds (Þ) 1,410 5.625 09/15/45 721
City of Arlington Special Tax Revenue Bonds (µ) 1,785 5.000 02/15/34 1,853
City of Arlington Special Tax Revenue Bonds (µ) 3,620 5.000 02/15/37 3,753
City of Arlington Special Tax Revenue Bonds (µ) 6,250 5.000 02/15/43 6,432
City of Aubrey Special Assessment (µ) 1,135 5.000 09/01/40 1,221
City of Austin Electric Utility Revenue Bonds 1,500 5.000 11/15/40 826
City of Austin Special Assessment Revenue Bonds (Þ) 930 4.250 11/01/32 462
City of Austin Water and Wastewater System Revenue Bonds 700 5.000 11/15/38 777
City of Austin Water and Wastewater System Revenue Bonds 500 5.000 11/15/39 552
City of Austin Water and Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,098
City of Beaumont Waterworks and Sewer System Revenue Bonds (µ) 1,100 5.000 09/01/41 598
City of Boyd Special Assessment Revenue Bonds (Þ) 1,005 5.125 09/15/43 966
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,141
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,140
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,133
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,175
City of Carrollton General Obligation Limited 450 5.000 08/15/38 502
City of Celina Special Assessment Revenue Bonds (Þ) 134 4.375 09/01/27 135
City of Celina Special Assessment Revenue Bonds (Þ) 88 4.500 09/01/27 88
City of Celina Special Assessment Revenue Bonds (Þ) 50 3.625 09/01/30 49
City of Celina Special Assessment Revenue Bonds (Þ) 460 4.375 09/01/30 462
City of Celina Special Assessment Revenue Bonds (Þ) 116 5.000 09/01/30 119
City of Celina Special Assessment Revenue Bonds (Þ) 300 4.375 09/01/31 149
City of Celina Special Assessment Revenue Bonds (Þ) 140 4.625 09/01/31 141
City of Celina Special Assessment Revenue Bonds 700 5.000 09/01/34 382
City of Celina Special Assessment Revenue Bonds 575 4.800 09/01/37 566
City of Celina Special Assessment Revenue Bonds 572 5.000 09/01/37 307
City of Celina Special Assessment Revenue Bonds 984 5.000 09/01/38 529
City of Celina Special Assessment Revenue Bonds (µ) 1,000 5.000 09/01/39 1,072
City of Celina Special Assessment Revenue Bonds (Þ) 230 4.250 09/01/40 205
City of Celina Special Assessment Revenue Bonds (µ) 750 5.000 09/01/45 772

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,498
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,651
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,477
City of College Station General Obligation Limited 1,295 2.125 02/15/40 961
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,760
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,484
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,244
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,356
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,264
City of Corpus Christi Utility System Revenue Bonds (µ) 2,000 5.000 07/15/34 2,317
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,713
City of Crandall Special Assessment Revenue Bonds (Þ) 50 3.375 09/15/26 50
City of Crandall Special Assessment Revenue Bonds (Þ) 600 4.000 09/15/31 597
City of Crandall Special Assessment Revenue Bonds (Þ) 425 4.500 09/15/35 421
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,222
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,101
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,116
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,413
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,021
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,892
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 410 5.000 08/01/27 208
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,870 5.000 10/01/28 972
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.050 08/01/30 999
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 358
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 665 3.300 01/01/43 667
City of Denton General Obligation Limited 10,000 4.125 02/15/50 4,679
City of Dripping Springs Special Assessment (Þ) 364 4.500 09/01/30 365
City of Dripping Springs Special Assessment (Þ) 762 4.250 09/01/31 376
City of Dripping Springs Special Assessment 600 4.250 09/01/35 299
City of Ennis TX Special Assessment Revenue Bonds (Þ) 1,204 4.125 09/15/35 598
City of Fate Special Assessment Revenue Bonds (Þ) 124 3.750 08/15/27 123
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,060
City of Fort Worth Special Assessment Revenue Bonds (µ) 995 5.000 09/01/44 1,035
City of Fort Worth Water and Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,783
City of Galveston Wharves and Terminal Revenue Bonds 2,360 5.000 08/01/39 1,880
City of Galveston Wharves and Terminal Revenue Bonds 1,100 5.250 08/01/40 606
City of Galveston Wharves and Terminal Revenue Bonds 2,600 5.250 08/01/41 2,082
City of Galveston Wharves and Terminal Revenue Bonds 1,500 5.250 08/01/42 817
City of Galveston Wharves and Terminal Revenue Bonds 1,200 5.250 08/01/43 647
City of Galveston Wharves and Terminal Revenue Bonds 1,350 5.250 08/01/44 720
City of Garland Electric Utility System Revenue Bonds (µ) 1,000 5.000 03/01/41 546
City of Garland Water and Sewer System Revenue Bonds 1,300 5.000 03/01/38 735
City of Garland Water and Sewer System Revenue Bonds 1,110 5.000 03/01/39 622
City of Garland Water and Sewer System Revenue Bonds 1,240 5.000 03/01/40 689
City of Garland Water and Sewer System Revenue Bonds 1,180 5.000 03/01/41 650
City of Garland Water and Sewer System Revenue Bonds 890 5.000 03/01/42 485
City of Garland Water and Sewer System Revenue Bonds 1,290 5.000 03/01/44 691
City of Greenville Waterworks and Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,181
City of Hackberry Special Assessment Contract Revenue Bonds 1,350 4.500 09/01/38 1,200
City of Hackberry Special Assessment Revenue Bonds 1,710 4.625 09/01/37 1,629
City of Haslet Special Assessment Revenue Bonds (Þ) 100 2.625 09/01/26 99

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,114
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,297
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 380
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 341
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,641
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,173
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,767
City of Houston Hotel Occupancy Tax and Special Revenue Bonds 1,470 5.000 09/01/27 1,485
City of Hutto Special Assessment Revenue Bonds (Þ) 109 2.500 09/01/26 108
City of Justin Special Assessment Revenue Bonds (Þ) 570 4.625 09/01/28 573
City of Kyle Special Assessment Revenue Bonds (Þ) 100 2.750 09/01/26 99
City of Kyle Special Assessment Revenue Bonds (Þ) 262 3.625 09/01/27 260
City of Kyle Special Assessment Revenue Bonds (Þ) 85 5.750 09/01/30 89
City of Kyle Special Assessment Revenue Bonds (Þ) 702 4.250 09/01/31 347
City of Kyle Special Assessment Revenue Bonds (Þ) 501 3.875 09/01/32 476
City of Kyle Special Assessment Revenue Bonds (Þ) 2,069 5.125 09/01/46 2,054
City of Laredo Waterworks and Sewer System Revenue Bonds 4,000 4.000 03/01/49 1,851
City of Lavon Special Assessment Revenue Bonds (Þ) 200 5.250 09/15/28 204
City of Lavon Special Assessment Revenue Bonds (µ) 365 3.000 09/15/30 355
City of Lavon Special Assessment Revenue Bonds (µ) 380 3.000 09/15/31 367
City of Lavon Special Assessment Revenue Bonds (Þ) 414 4.250 09/15/31 203
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 920
City of Lavon Special Assessment Revenue Bonds (Þ) 2,200 5.750 09/15/45 1,137
City of Lowry Crossing Special Assessment (Þ) 1,062 4.250 09/15/30 529
City of Lowry Crossing Special Assessment (Þ) 320 4.750 09/15/35 325
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 1,983
City of Manor Special Assessment Revenue Bonds (Þ) 233 4.500 09/15/30 233
City of Manor Special Assessment Revenue Bonds (Þ) 620 6.000 09/15/36 315
City of Mesquite Special Assessment Revenue Bonds (Þ) 185 4.750 09/01/28 188
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 601
City of Mesquite Special Assessment Revenue Bonds (Þ) 816 5.000 09/01/43 773
City of Mesquite Waterworks and Sewer System Revenue Bonds 1,085 5.000 03/01/27 1,117
City of Midlothian Special Assessment Revenue Bonds (Þ) 100 2.875 09/15/26 99
City of Mustang Ridge Special Assessment Revenue Bonds (Þ) 240 5.250 09/01/30 248
City of Oak Point Special Assessment Revenue Bonds (Þ) 309 4.250 09/15/31 307
City of Pilot Point Special Assessment Revenue Bonds (Þ) 269 4.875 09/15/27 273
City of Pilot Point Special Assessment Revenue Bonds (Þ) 500 5.125 09/15/32 516
City of Plano Waterworks and Sewer System Revenue Bonds 2,380 5.000 05/01/38 1,344
City of Plano Waterworks and Sewer System Revenue Bonds 2,500 5.000 05/01/39 1,402
City of Princeton Special Assessment Revenue Bonds (Þ) 111 3.750 09/01/27 111
City of Princeton Special Assessment Revenue Bonds (Þ) 225 4.375 09/01/28 227
City of Princeton Special Assessment Revenue Bonds (Þ) 619 4.250 09/01/30 620
City of Princeton Special Assessment Revenue Bonds (Þ) 289 5.500 09/01/30 297
City of Princeton Special Assessment Revenue Bonds (Þ) 210 2.875 09/01/31 195
City of Princeton Special Assessment Revenue Bonds (Þ) 128 3.000 09/01/31 117
City of Princeton Special Assessment Revenue Bonds (Þ) 280 4.000 09/01/32 277
City of Princeton Special Assessment Revenue Bonds (Þ) 300 4.600 09/01/35 301
City of Royse Special Assessment Revenue Bonds (Þ) 172 5.500 09/15/30 177
City of Royse Special Assessment Revenue Bonds (Þ) 1,196 4.375 09/15/32 597
City of Royse Special Assessment Revenue Bonds (Þ) 175 4.125 09/15/39 155

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 800 5.375 09/15/44 396
City of Royse Special Assessment Revenue Bonds (Þ) 1,212 5.750 09/15/45 623
City of Sachse Special Assessment Revenue Bonds (Þ) 659 5.625 09/15/42 668
City of San Antonio Electric and Gas Systems Revenue Bonds 1,800 5.000 02/01/41 992
City of Venus Special Assessment Revenue Bonds (Þ) 250 3.125 09/15/31 230
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,321
City of Waxahachie Special Assessment (Þ) 205 4.875 08/15/27 208
City of Wharton Special Assessment Revenue Bonds (Þ) 1,060 4.375 09/15/32 531
Clifton Higher Education Finance Corp. Revenue Bonds 405 4.000 08/15/30 417
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 255 3.000 08/15/33 250
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,511
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,503
Clifton Higher Education Finance Corp. Revenue Bonds 195 5.000 08/15/38 213
Clifton Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/39 1,084
Clifton Higher Education Finance Corp. Revenue Bonds (µ) 930 3.000 08/15/40 831
Clifton Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/15/55 1,043
Club Municipal Management District No. 1 Special Assessment (Þ) 41 2.500 09/01/26 40
Club Municipal Management District No. 1 Special Assessment (Þ) 399 4.375 09/01/31 403
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,725 5.250 09/01/30 1,831
Comal County Water Control and Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,577
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,450
Comal Independent School District General Obligation Unlimited 1,000 3.000 02/15/40 887
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 222
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 100
County of Bastrop Special Assessment Revenue Bonds (Þ) 311 4.375 09/01/30 310
County of Harris General Obligation Unlimited 1,000 4.000 09/15/42 1,004
County of Harris General Obligation Unlimited 1,315 4.000 09/15/43 1,309
County of Montgomery Special Assessment 453 4.375 09/15/32 453
County of Travis General Obligation Limited 160 4.000 03/01/43 157
County of Travis General Obligation Unlimited 185 4.000 03/01/44 180
County of Wise General Obligation Limited 210 5.000 02/15/26 211
County of Wise General Obligation Limited 220 5.000 02/15/27 226
County of Wise General Obligation Limited 210 5.000 02/15/28 220
Crandall Economic Development Corp. Revenue Bonds (µ) 550 5.000 08/15/40 291
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,403
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 700 5.000 08/15/37 375
Crosswinds at South Lake Special Improvement District General Obligation Limited
(µ) 1,110 5.000 08/15/41 580
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,241
Dallas Area Rapid Transit Revenue Bonds (ae) 515 5.000 12/01/48 516
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,485
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,008
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,503
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,183
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,666
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,213
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,343
Denton Independent School District General Obligation Unlimited (~)(ae)(Ê) 9,790 4.000 08/15/55 5,100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Eagle Mountain and Saginaw Independent School District General Obligation
Unlimited (~)(ae)(Ê) 1,200 4.000 08/01/50 612
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 1,440 5.000 08/15/40 791
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 1,500 5.000 08/15/41 817
East Montgomery County Improvement District Sales Tax Revenue Bonds (µ) 1,450 5.000 08/15/42 783
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 121
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 91
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 807
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,029
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 502
Forney Independent School District General Obligation Unlimited 1,000 5.000 08/15/40 1,114
Forney Independent School District General Obligation Unlimited 1,000 5.250 08/15/43 1,114
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 1,980 6.000 03/01/29 2,086
Fort Bend County Municipal Utility District No. 182 General Obligation Unlimited
(µ) 1,590 2.750 09/01/42 1,210
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/54 6,892
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 368
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 642
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,121
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 6,160 5.000 07/01/34 7,092
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 11,810 5.000 05/15/50 6,442
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 2,960 6.500 09/01/29 3,196
Harris County Municipal Utility District No. 490 General Obligation Unlimited (µ) 2,000 4.500 03/01/46 973
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,141
Harrisburg Redevelopment Authority Tax Allocation (µ) 100 5.000 09/01/27 103
Harrisburg Redevelopment Authority Tax Allocation (µ) 200 5.000 09/01/28 105
Harrisburg Redevelopment Authority Tax Allocation (µ) 230 5.000 09/01/29 123
Harrisburg Redevelopment Authority Tax Allocation (µ) 230 5.000 09/01/30 125
Harrisburg Redevelopment Authority Tax Allocation (µ) 200 5.000 09/01/31 110
Hays Consolidated Independent School District General Obligation Unlimited 2,000 5.000 02/15/39 2,249
Highland Park Independent School District/Potter County General Obligation
Unlimited 650 5.250 02/15/39 732
Highland Park Independent School District/Potter County General Obligation
Unlimited 2,195 5.250 02/15/40 2,456
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,012
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,602
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 52
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.125 10/01/51 1,546
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/48 1,058
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 704
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 350 4.375 09/01/30 352
Karnes County Hospital District Revenue Bonds (~)(ae)(Ê) 2,300 5.000 02/01/44 1,225
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 500 4.000 09/01/39 249
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(µ) 2,210 4.250 09/01/43 1,094
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 501
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,615
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,040
La Feria Independent School District General Obligation Unlimited 1,300 5.000 02/15/41 718
La Feria Independent School District General Obligation Unlimited 1,100 5.000 02/15/43 597

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,270
Lewisville Independent School District General Obligation Unlimited 7,150 5.000 08/15/43 7,709
Lower Colorado River Authority Revenue Bonds (µ) 7,000 5.000 05/15/41 3,827
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds (~)(Ê) 7,470 3.950 05/01/46 3,735
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,000
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,747
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(ae)(Ê) 4,000 3.350 08/01/29 2,005
Mitchell County Hospital District General Obligation Limited 70 5.250 02/15/30 70
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 54
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,371
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,341
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 230 5.000 11/01/25 115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 405
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/26 101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 100 5.000 11/01/27 103
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 530
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 130 5.000 11/01/28 136
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 11/01/29 185
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 916
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,200 4.250 10/01/30 1,209
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.000 11/01/30 268
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 515
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,190
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 165 5.000 11/01/31 178
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 258
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 860 5.000 11/01/32 935
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 309
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 210 5.000 11/01/33 229
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,205 4.000 08/15/34 1,193
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 5.000 11/01/34 197
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,167
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 185 5.000 11/01/35 202
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 422
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 515
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/39 1,003
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,250 5.250 08/15/40 2,540
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 319
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 5,000 5.250 08/15/42 5,563
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 711
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,572
North Texas Municipal Water District Water System Revenue Bonds 1,600 3.000 09/01/32 1,576
North Texas Municipal Water District Water System Revenue Bonds 4,000 5.000 09/01/32 4,572
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,074
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,019
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 603
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,911
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 50

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 980 3.000 08/01/53 979
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,955 3.450 08/01/54 1,966
Pasadena Independent School District General Obligation Unlimited (~)(ae)(Ê) 5,750 3.230 02/15/44 5,785
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,258
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/32 252
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,323
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,656
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 653
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,712
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,440
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,686
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,103
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 429
Ponder Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,400 4.000 02/15/51 715
Pottsboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,500 4.000 02/15/52 766
Prosper Independent School District General Obligation Unlimited 2,000 3.000 02/15/40 1,779
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 530
Reagan Hospital District of Reagan County General Obligation Limited 410 5.000 02/01/29 410
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,501
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 557
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 720
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,072
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,628
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,330 5.000 10/01/28 690
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 840 3.450 07/01/29 422
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(ae)(Ê) 1,350 5.000 08/01/50 702
San Antonio Water System Revenue Bonds 680 5.000 05/15/39 763
Sherman Independent School District General Obligation Unlimited 2,850 5.000 02/15/39 3,205
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,246
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 2,070 3.700 07/01/28 1,044
South Manvel Development Authority Tax Allocation 235 4.500 04/01/30 237
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 326
South Manvel Development Authority Tax Allocation 580 4.500 04/01/39 291
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 1,300 5.000 09/01/33 1,346
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 55 4.000 09/01/34 58
Southwest Houston Redevelopment Authority Tax Allocation Revenue Bonds (µ) 85 4.000 09/01/36 88
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,056
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 17,853
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,352
Strategic Housing Finance Corp. of Travis County Revenue Bonds (~)(ae)(Ê) 905 3.350 03/01/46 904
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 203
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 310
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 369
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 10/01/31 191
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 620 5.000 10/01/44 315
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 10,500 5.000 11/15/64 11,712
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,427
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,131
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 4,000 3.050 09/01/29 1,992
Texas Department of Housing and Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 666
Texas Department of Housing and Community Affairs Revenue Bonds 6,210 3.500 07/01/52 6,141

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Department of Housing and Community Affairs Revenue Bonds 5,920 5.750 01/01/56 6,523
Texas Department of Housing and Community Affairs Revenue Bonds 4,000 6.250 01/01/56 4,501
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds 1,425 6.250 12/15/26 1,452
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 525 3.000 09/15/27 519
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds (~)(Ê) 19,710 3.528 09/15/27 19,794
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 380 5.000 12/15/25 381
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,513
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,936
Texas Municipal Gas Acquisition and Supply Corp. V Revenue Bonds (~)(ae)(Ê) 15,500 5.000 01/01/55 16,852
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 6,890 5.000 12/31/32 7,374
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,149
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,458
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 494
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 668
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 550
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 547
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 488
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,203
Tomball Independent School District General Obligation Unlimited 4,750 3.875 02/15/36 4,960
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 750 3.250 09/01/31 726
Town of Flower Mound Special Assessment Revenue Bonds (Þ) 800 3.500 09/01/36 721
Town of Little Elm Special Assessment Revenue Bonds (Þ) 708 3.125 09/01/41 538
Travis County Development Authority Special Assessment (Þ) 492 4.500 09/01/31 492
Travis County Development Authority Special Assessment (Þ) 497 4.250 09/01/32 502
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 304
Travis County Development Authority Special Assessment 688 5.000 09/01/44 625
Travis County Development Authority Special Assessment (Þ) 600 5.000 09/01/44 591
Travis County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,450 3.400 01/01/59 730
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,437
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 137
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 823
Viridian Municipal Management District Special Assessment 52 2.375 12/01/25 52
Viridian Municipal Management District Special Assessment 465 3.750 12/01/27 456
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,863
Westpointe Special Improvement District General Obligation Limited (µ) 910 5.000 08/15/37 488
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,023
Westpointe Special Improvement District General Obligation Limited (µ) 1,100 5.000 08/15/41 576
Westside 211 Special Improvement District General Obligation Limited 295 2.125 08/15/30 259
Westside 211 Special Improvement District General Obligation Limited 310 3.000 08/15/32 278
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 898
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,001
590,940
Utah - 1.7%
Black Ridge Infrastructure Financing District Special Assessment 3,090 5.500 12/01/40 3,064
City of Salt Lake Airport Revenue Bonds 1,500 5.000 07/01/43 1,523
City of Salt Lake City Public Utilities Revenue Bonds 2,200 5.000 02/01/43 2,397
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,563
City of Salt Lake City Public Utilities Revenue Bonds 4,125 5.250 02/01/55 4,423
Copper Rim Infrastructure Financing District Special Assessment (Þ) 680 6.125 12/01/54 352
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,556
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,150 5.000 06/01/35 1,320

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.000 06/01/36 1,780
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,000 5.000 06/01/37 1,124
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,605 5.000 06/01/39 1,772
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 3,960 5.250 06/01/41 3,192
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 1,650 5.250 06/01/42 910
Downtown Revitalization Public Infrastructure District Revenue Bonds (µ) 4,000 5.250 06/01/44 4,382
Intermountain Power Agency Revenue Bonds 1,285 5.000 07/01/34 1,436
Intermountain Power Agency Revenue Bonds 1,600 5.000 07/01/36 1,784
Intermountain Power Agency Revenue Bonds 265 5.000 07/01/38 291
Intermountain Power Agency Revenue Bonds 1,610 5.000 07/01/39 1,753
Intermountain Power Agency Revenue Bonds 1,215 5.000 07/01/41 1,284
Intermountain Power Agency Revenue Bonds 3,385 5.000 07/01/42 3,549
Intermountain Power Agency Revenue Bonds 770 5.000 07/01/43 798
Intermountain Power Agency Revenue Bonds 3,365 5.250 07/01/43 3,592
Intermountain Power Agency Revenue Bonds 3,500 5.250 07/01/44 3,708
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,854
Mida Cormont Public Infrastructure District General Obligation Limited (Þ) 1,000 6.250 06/01/55 520
Mida Mountain Village Public Infrastructure District Tax Allocation (Þ) 500 5.500 06/15/39 512
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,605
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 235
Point Phase 1 Public Infrastructure District No. 1 Revenue Bonds 1,000 5.125 03/01/35 1,053
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 910 3.400 02/01/28 457
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/43 567
Utah Housing Corp. Revenue Bonds 3,435 6.500 07/01/55 3,821
Utah Housing Corp. Revenue Bonds 8,100 6.750 07/01/55 9,321
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,319
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 163
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 248
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,675
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,810
Utah Infrastructure Agency Revenue Bonds 2,585 5.500 10/15/33 2,760
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,015
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/36 950
Utah Infrastructure Agency Revenue Bonds 1,500 4.000 10/15/39 1,342
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,217
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/42 850
Utah State Charter School Finance Authority Revenue Bonds (µ) 1,110 4.000 04/15/35 1,108
Utah State Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,351
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,001
Utah Transit Authority Revenue Bonds 2,475 5.000 12/15/43 2,705
107,012
Vermont - 0.0%
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 417
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 950
Vermont Educational and Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 536
Vermont Housing Finance Agency Revenue Bonds 400 4.750 11/01/48 402
2,305
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,072
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,182
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,280

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,203
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 562
Virgin Islands Public Finance Authority Revenue Bonds (µ) 580 5.000 10/01/32 585
Virgin Islands Transportation and Infrastructure Corp. Revenue Bonds 2,000 5.000 09/01/43 1,052
31,936
Virginia - 1.4%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,300
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 2.950 09/01/49 2,098
Arlington County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,300 5.000 07/01/53 1,440
Ballston Quarter Community Development Authority Tax Allocation 140 5.000 03/01/26 139
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 384
Ballston Quarter Community Development Authority Tax Allocation 916 1.000 03/01/59 809
Chesapeake Bay Bridge and Tunnel District Revenue Bonds (µ) 3,760 5.000 07/01/41 3,786
Chesapeake Redevelopment and Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 857
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 996
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 150
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,400
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,668
FHLMC Multifamily VRD Certificates Revenue Bonds 14,917 4.759 08/25/41 15,378
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,089
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 832
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 772
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,027
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,108
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 11/01/35 4,293
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 811
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 32
Salem Economic Development Authority Revenue Bonds 800 5.500 04/01/45 419
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 835
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 370
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 122
Virginia College Building Authority Revenue Bonds 600 6.000 06/01/50 323
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,139
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 956
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,182
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,746
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,054
Virginia Small Business Financing Authority Revenue Bonds 1,020 5.000 10/01/36 558
Virginia Small Business Financing Authority Revenue Bonds 1,100 5.000 10/01/37 598
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,233
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 971
Winchester Economic Development Authority Revenue Bonds 550 5.000 01/01/40 298
Winchester Economic Development Authority Revenue Bonds 2,070 5.000 01/01/41 1,115
Winchester Economic Development Authority Revenue Bonds 840 5.000 01/01/42 448
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 3,500 3.125 10/01/40 3,522
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 11/01/40 11,614
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,369
88,293
Washington - 1.6%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Puget Sound Regional Transit Authority Revenue Bonds 3,850 5.000 11/01/41 3,895
City of Seattle Drainage and Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,654
City of Seattle Drainage and Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,920
City of Seattle Drainage and Wastewater Revenue Bonds 500 4.000 09/01/37 521
City of Seattle Municipal Light and Power Revenue Bonds 220 4.000 07/01/37 228
City of Seattle Municipal Light and Power Revenue Bonds 2,355 4.000 07/01/41 2,362
City of Tacoma Electric System Revenue Bonds 3,290 5.250 01/01/50 1,768
County of King Sewer Revenue Bonds (~)(ae)(Ê) 14,275 3.450 01/01/40 14,035
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,801
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 3,040
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,711
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,663
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,157
Energy Northwest Revenue Bonds 5,650 5.000 07/01/42 3,116
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,246
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,000 5.500 12/01/39 551
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,607
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 681
Pierce County School District No. 403 Bethel General Obligation Unlimited 2,020 5.000 12/01/42 2,211
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/43 1,409
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 879
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 957
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,564
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,074
State of Washington General Obligation Unlimited 4,715 5.000 06/01/38 5,093
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,899
State of Washington General Obligation Unlimited 2,500 5.000 08/01/39 2,840
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,342
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,310
State of Washington General Obligation Unlimited 1,250 5.000 08/01/47 1,326
Washington Health Care Facilities Authority Revenue Bonds 1,275 5.000 08/01/38 1,313
Washington Health Care Facilities Authority Revenue Bonds 1,650 4.000 03/01/41 1,605
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,500 4.000 10/01/42 1,538
Washington Health Care Facilities Authority Revenue Bonds (~)(µ)(ae)(Ê) 2,000 5.000 08/15/55 2,148
Washington State Convention Center Public Facilities District Revenue Bonds 2,940 4.000 07/01/31 3,045
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,910
Washington State Convention Center Public Facilities District Revenue Bonds 500 5.000 07/01/43 504
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,200 4.200 07/01/30 1,102
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,250 4.500 07/01/30 623
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,900 4.500 07/01/31 1,453
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,250 5.000 07/01/36 1,358
Washington State Housing Finance Commission Revenue Bonds (µ)(Þ) 1,500 5.000 07/01/37 1,613
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 277
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 233
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 3,725 4.221 03/20/40 3,644
Washington State Housing Finance Commission Revenue Bonds (~)(Ê) 2,496 3.950 11/20/41 2,402
99,628
West Virginia - 0.7%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 145 7.000 06/01/43 150
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,947

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,253
West Virginia Economic Development Authority Revenue Bonds (~)(ae) (Ê) 4,175 3.375 03/01/40 4,214
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 3,000 3.700 12/01/42 1,525
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,504
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 398
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 767
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 506
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 232
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 271
West Virginia Hospital Finance Authority Revenue Bonds 3,270 5.000 06/01/37 3,664
West Virginia Hospital Finance Authority Revenue Bonds 4,000 5.000 06/01/39 4,401
West Virginia Hospital Finance Authority Revenue Bonds 2,000 5.000 06/01/40 2,182
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,862
West Virginia Hospital Finance Authority Revenue Bonds 2,730 5.250 06/01/43 2,974
West Virginia Hospital Finance Authority Revenue Bonds 3,000 5.250 06/01/44 3,242
West Virginia Hospital Finance Authority Revenue Bonds 1,750 5.250 06/01/45 1,877
West Virginia Hospital Finance Authority Revenue Bonds (~)(Ê) 2,400 5.000 06/01/55 2,658
West Virginia Housing Development Fund Revenue Bonds (~)(ae)(Ê) 800 5.000 08/01/27 411
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,019
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,021
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,744
41,822
Wisconsin - 1.7%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,387
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,560
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,029
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,518
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,246
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds 1,580 4.000 01/01/29 793
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,065
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 448
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 46
Public Finance Authority Revenue Bonds (Þ) 1,320 4.000 04/01/32 1,322
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 450
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 56
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 826
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 2,300 4.000 07/15/34 1,307
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,031
Public Finance Authority Revenue Bonds (Þ) 825 5.000 12/15/34 849
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 235 5.000 07/01/35 245
Public Finance Authority Revenue Bonds (Þ) 215 5.000 12/01/35 218
Public Finance Authority Revenue Bonds (Þ) 260 5.000 12/15/35 134
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 42
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/37 30
Public Finance Authority Revenue Bonds 260 5.000 07/01/37 268
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 601

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/38 35
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 67
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 104
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/39 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds (Þ) 250 4.000 07/15/39 234
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 405
Public Finance Authority Revenue Bonds (Þ) 1,300 5.000 12/15/39 1,304
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 130
Public Finance Authority Revenue Bonds (Þ) 3,000 5.500 06/01/40 1,599
Public Finance Authority Revenue Bonds 400 5.000 06/15/40 420
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 34
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 4,977
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 113
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 66
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 1,270 4.000 10/01/41 681
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 658
Public Finance Authority Revenue Bonds 740 5.250 06/01/45 378
Public Finance Authority Revenue Bonds 650 5.250 06/15/45 491
Public Finance Authority Revenue Bonds (Þ) 650 6.500 06/15/45 326
Public Finance Authority Revenue Bonds 250 5.350 12/01/45 254
Public Finance Authority Revenue Bonds (Þ) 400 6.000 12/15/45 206
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,130
Public Finance Authority Revenue Bonds 725 5.250 11/15/50 738
Public Finance Authority Revenue Bonds 1,200 5.500 06/01/55 613
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/39 273
Racine Unified School District General Obligation Unlimited (µ) 585 5.000 04/01/40 635
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/41 378
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Þ) 2,605 5.000 08/01/27 2,631
Wisconsin Health and Educational Facilities Authority Revenue Bonds 640 4.200 08/15/28 640
Wisconsin Health and Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health and Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 51
Wisconsin Health and Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 125
Wisconsin Health and Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 267
Wisconsin Health and Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 121
Wisconsin Health and Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 511
Wisconsin Health and Educational Facilities Authority Revenue Bonds 1,415 5.000 04/01/42 1,544
Wisconsin Health and Educational Facilities Authority Revenue Bonds 310 6.375 07/01/45 164
Wisconsin Health and Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 107
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 68,580 3.900 02/15/50 34,290
Wisconsin Health and Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,057
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 400 3.400 08/15/54 398
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,548
Wisconsin Health and Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,271
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/27 4,859
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,145
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 2,077
Wisconsin Housing and Economic Development Authority Revenue Bonds 2,790 6.000 09/01/54 3,009
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 4,000 3.100 11/01/56 3,991
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/01/58 2,027

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Housing and Economic Development Authority Revenue Bonds (~)(Ê) 2,000 5.000 11/01/58 1,023
102,088
Wyoming - 0.1%
County of Campbell Solid Waste Facilities Revenue Bonds 6,795 3.625 07/15/39 6,334
Wyoming Community Development Authority Revenue Bonds 1,645 4.300 12/01/40 1,662
7,996
Total Municipal Bonds
(cost $5,989,528) 6,071,197
Total Investments - 98.1%
(identified cost $5,989,528) 6,071,197
Other Assets and Liabilities, Net - 1.9%
120,675
Net Assets - 100.0%
6,191,872

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
3.4%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 520,000 100.65 523
529
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 6,600,000 98.79 6,536
6,630
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.50 736
736
Arizona Industrial Development Authority Revenue Bonds 04/15/21 215,000 101.64 218
201
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,209
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.26 248
253
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.46 766
766
Artisan Lakes East Community Development District Special Assessment 06/17/21 50,000 100.00 50
50
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
240
Astonia Community Development District Special Assessment 07/09/21 45,000 100.00 45
45
Atlanta Development Authority (The) Revenue Bonds 10/16/25 1,000,000 99.49 995
1,026
Atlanta Development Authority (The) Tax Allocation 08/22/24 1,000,000 50.00 500
509
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 93.31 1,941
1,977
Atlanta Urban Redevelopment Agency Revenue Bonds 05/11/22 445,000 99.12 441
442
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.68 498
504
Babcock Ranch Community Independent Special District Special Assessment 11/14/24 850,000 100.00 850
864
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.22 256
258
Build NYC Resource Corp. Revenue Bonds 12/18/24 125,000 101.61 127
126
Build NYC Resource Corp. Revenue Bonds 12/18/24 100,000 99.39 99
96
California Municipal Finance Authority Revenue Bonds 05/08/25 405,000 100.00 405
408
California School Finance Authority Revenue Bonds 07/16/21 500,000 111.19 556
498
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.82 1,028
998
California School Finance Authority Revenue Bonds 06/28/22 830,000 89.42 742
784
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.93 124
119
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.54 89
85
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
103
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.70 429
435
California School Finance Authority Revenue Bonds 07/26/24 500,000 50.31 252
230
California School Finance Authority Revenue Bonds 07/26/24 500,000 50.77 254
242
California Statewide Communities Development Authority Revenue Bonds 09/22/17 1,620,000 99.73 1,616
1,612
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 102.82 360
359
California Statewide Communities Development Authority Revenue Bonds 05/15/25 775,000 100.00 775
777
Capital Projects Finance Authority Revenue Bonds 12/06/24 225,000 103.29 232
225
Capital Projects Finance Authority Revenue Bonds 12/06/24 250,000 105.70 264
255
Capital Projects Finance Authority Revenue Bonds 07/25/25 450,000 49.44 222
227
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
118
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.57 493
471
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.52 1,055
1,000
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.65 109
88
Capital Trust Authority Revenue Bonds 08/22/24 1,525,000 100.92 1,539
1,455
Capital Trust Authority Revenue Bonds 04/03/25 300,000 48.36 145
144
Capital Trust Authority Revenue Bonds 04/03/25 300,000 48.46 145
145
Capital Trust Authority Revenue Bonds 07/14/25 800,000 49.18 393
405
Chester County Industrial Development Authority Revenue Bonds 09/14/22 3,300,000 99.14 3,260
3,365
Chester County Industrial Development Authority Revenue Bonds 10/18/24 1,080,000 97.33 1,051
969
Chester County Industrial Development Authority Special Assessment 08/16/18 100,000 99.73 100
100
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.76 4,738
5,145
Chicago Board of Education General Obligation Unlimited 08/26/25 1,500,000 105.49 1,582
1,572
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 104.32 391
385
City and County of San Francisco Infrastructure and Revitalization Fing
District No. 1 Tax Allocation 08/12/22 375,000 106.54 400
391
City of Anna Special Assessment Revenue Bonds 09/13/23 314,000 100.00 314
318
City of Anna Special Assessment Revenue Bonds 08/27/25 1,410,000 49.56 699
721
City of Anna Special Assessment Revenue Bonds 08/27/25 1,650,000 49.80 822
832
City of Austin Special Assessment Revenue Bonds 11/22/24 930,000 49.70 462
462
City of Boyd Special Assessment Revenue Bonds 01/19/24 1,005,000 99.70 1,002
966
City of Celina Special Assessment Revenue Bonds 08/12/20 50,000 100.00 50
49
City of Celina Special Assessment Revenue Bonds 08/12/20 230,000 100.00 230
205
City of Celina Special Assessment Revenue Bonds 04/13/22 134,000 100.00 134
135
City of Celina Special Assessment Revenue Bonds 09/14/22 88,000 100.00 88
88

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Celina Special Assessment Revenue Bonds 04/12/23 460,000 100.00 460
462
City of Celina Special Assessment Revenue Bonds 07/12/23 116,000 100.00 116
119
City of Celina Special Assessment Revenue Bonds 04/10/24 140,000 100.00 140
141
City of Celina Special Assessment Revenue Bonds 11/13/24 300,000 50.00 150
149
City of Chicago Special Assessment 02/16/22 300,000 100.00 300
282
City of Chicago Special Assessment 02/16/22 325,000 100.00 325
303
City of Chicago Special Assessment 02/16/22 348,000 100.00 348
322
City of Chicago Special Assessment 02/16/22 275,000 100.00 275
251
City of Crandall Special Assessment Revenue Bonds 06/08/21 50,000 100.00 50
50
City of Crandall Special Assessment Revenue Bonds 01/31/22 600,000 100.00 600
597
City of Crandall Special Assessment Revenue Bonds 02/19/25 425,000 99.61 423
421
City of Dripping Springs Special Assessment 06/07/23 364,000 100.00 364
365
City of Dripping Springs Special Assessment 09/18/24 762,000 50.00 381
376
City of Ennis TX Special Assessment Revenue Bonds 10/22/25 1,204,000 49.78 599
598
City of Fate Special Assessment Revenue Bonds 04/05/22 124,000 100.00 124
123
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 104.89 1,049
924
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.48 1,529
1,445
City of Fort Lauderdale Special Assessment 02/11/22 230,000 110.01 253
249
City of Fort Lauderdale Special Assessment 02/11/22 240,000 111.61 268
263
City of Fort Lauderdale Special Assessment 02/11/22 255,000 113.02 288
281
City of Fort Lauderdale Special Assessment 10/02/23 210,000 100.09 210
220
City of Garden Revenue Bonds 09/10/25 1,000,000 50.00 500
501
City of Haslet Special Assessment Revenue Bonds 10/19/21 100,000 100.00 100
99
City of Hutto Special Assessment Revenue Bonds 10/22/21 109,000 100.00 109
108
City of Justin Special Assessment Revenue Bonds 03/27/18 570,000 100.00 570
573
City of Kyle Special Assessment Revenue Bonds 10/20/21 100,000 100.00 100
99
City of Kyle Special Assessment Revenue Bonds 03/23/22 262,000 100.00 262
260
City of Kyle Special Assessment Revenue Bonds 03/23/22 501,000 100.00 501
476
City of Kyle Special Assessment Revenue Bonds 01/18/23 2,069,000 99.53 2,061
2,054
City of Kyle Special Assessment Revenue Bonds 10/18/23 85,000 99.58 85
89
City of Kyle Special Assessment Revenue Bonds 10/16/24 702,000 50.00 351
347
City of Lavon Special Assessment Revenue Bonds 11/16/22 200,000 100.00 200
204
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 91.25 899
920
City of Lavon Special Assessment Revenue Bonds 10/16/24 414,000 50.00 207
203
City of Lavon Special Assessment Revenue Bonds 07/16/25 2,200,000 50.00 1,100
1,137
City of Lowry Crossing Special Assessment 06/11/25 1,062,000 50.00 531
529
City of Lowry Crossing Special Assessment 06/11/25 320,000 99.68 319
325
City of Manor Special Assessment Revenue Bonds 06/22/23 233,000 99.78 232
233
City of Manor Special Assessment Revenue Bonds 05/08/25 620,000 50.00 310
315
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
601
City of Mesquite Special Assessment Revenue Bonds 09/05/18 185,000 100.00 185
188
City of Mesquite Special Assessment Revenue Bonds 04/04/23 816,000 100.00 816
773
City of Midlothian Special Assessment Revenue Bonds 03/24/21 100,000 100.00 100
99
City of Mustang Ridge Special Assessment Revenue Bonds 11/21/23 240,000 100.00 240
248
City of Oak Point Special Assessment Revenue Bonds 09/26/24 309,000 99.74 308
307
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 500,000 100.00 500
516
City of Pilot Point Special Assessment Revenue Bonds 05/13/22 269,000 100.00 269
273
City of Princeton Special Assessment Revenue Bonds 04/24/18 225,000 100.00 225
227
City of Princeton Special Assessment Revenue Bonds 05/25/21 128,000 100.00 128
117
City of Princeton Special Assessment Revenue Bonds 09/28/21 210,000 100.00 210
195
City of Princeton Special Assessment Revenue Bonds 03/29/22 280,000 100.00 280
277
City of Princeton Special Assessment Revenue Bonds 03/29/22 111,000 100.00 111
111
City of Princeton Special Assessment Revenue Bonds 02/14/23 619,000 100.00 619
620
City of Princeton Special Assessment Revenue Bonds 10/11/23 289,000 100.00 289
297
City of Princeton Special Assessment Revenue Bonds 03/25/25 300,000 100.00 300
301
City of Royse Special Assessment Revenue Bonds 06/30/20 175,000 102.38 179
155
City of Royse Special Assessment Revenue Bonds 07/15/20 100,000 100.00 100
90
City of Royse Special Assessment Revenue Bonds 10/11/23 172,000 100.00 172
177
City of Royse Special Assessment Revenue Bonds 07/10/24 800,000 49.56 396
396
City of Royse Special Assessment Revenue Bonds 07/09/25 1,212,000 49.70 602
623
City of Royse Special Assessment Revenue Bonds 07/09/25 1,196,000 50.00 598
597
City of Sachse Special Assessment Revenue Bonds 11/15/22 659,000 100.00 659
668
City of Venice Revenue Bonds 11/20/24 1,800,000 50.00 900
886
City of Venus Special Assessment Revenue Bonds 11/09/21 250,000 99.71 249
230
City of Waxahachie Special Assessment 05/17/22 205,000 100.00 205
208

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 619
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
City of Wharton Special Assessment Revenue Bonds 06/24/25 1,060,000 49.84 528
531
Clinton County Capital Resource Corp. Revenue Bonds 01/15/25 460,000 106.11 488
517
Club Municipal Management District No. 1 Special Assessment 12/01/21 41,000 100.00 41
40
Club Municipal Management District No. 1 Special Assessment 11/26/24 399,000 100.00 399
403
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.66 234
230
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
328
Connecticut State Health and Educational Facilities Authority Revenue
Bonds 07/22/20 100,000 104.08 104
100
Copper Rim Infrastructure Financing District Special Assessment 08/28/25 680,000 50.00 340
352
Corkscrew Farms Community Development District Special Assessment 12/13/17 125,000 100.00 125
126
County of Bastrop Special Assessment Revenue Bonds 05/22/23 311,000 99.67 310
310
County of Gallatin Revenue Bonds 12/09/21 450,000 104.25 469
373
County of Gallatin Revenue Bonds 12/09/21 2,420,000 98.64 2,387
2,199
County of Gallatin Revenue Bonds 02/11/25 655,000 68.85 451
462
County of Okaloosa Revenue Bonds 09/25/25 450,000 50.00 225
229
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.77 274
276
Creek Preserve Community Development District Special Assessment 04/13/23 1,255,000 95.61 1,200
1,213
Creek Preserve Community Development District Special Assessment 01/17/24 500,000 98.80 494
501
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.49 796
682
Cypress Reserve Community Development District Special Assessment 09/17/25 600,000 50.00 300
297
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,125,000 99.31 1,120
1,126
Doylestown Hospital Authority Revenue Bonds 04/15/24 490,000 101.22 496
507
DW Bayview Community Development District Special Assessment 02/05/21 10,000 100.00 10
10
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
57
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.63 60
59
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 290,000 99.91 290
292
Entrada Community Development District Special Assessment 09/23/21 370,000 99.67 369
351
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.50 1,256
1,277
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 103.85 104
100
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 105.97 159
155
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.08 138
126
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 102.55 226
219
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 108.63 147
137
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 109.90 110
101
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 101.64 102
100
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.32 956
951
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.33 803
771
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.58 151
139
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/26/25 2,350,000 49.71 1,168
1,173
Florida Local Government Finance Commission Revenue Bonds 06/18/25 1,250,000 50.00 625
650
Hammock Oaks Community Development District Special Assessment 03/26/25 1,000,000 50.00 500
508
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
625
Harmony West Community Development District Special Assessment 06/19/18 345,000 100.00 345
349
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
136
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.54 1,294
1,382
Illinois Finance Authority Revenue Bonds 04/03/25 310,000 50.53 157
156
Illinois Finance Authority Revenue Bonds 05/08/25 1,400,000 48.11 673
698
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.53 503
541
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 350,000 100.00 350
352
Kansas City Industrial Development Authority Revenue Bonds 09/24/24 275,000 100.00 275
269
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
255
Knightsbridge Community Development District Special Assessment 03/14/24 690,000 100.00 690
685
Lake Emma Community Development District Special Assessment 07/07/23 95,000 99.79 95
96
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.94 310
303
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
98
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 325,000 100.36 326
322
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue Bonds 12/05/24 900,000 50.30 453
418
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 4,700,000 50.00 2,350
2,350
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 99.46 547
551
Main Street Natural Gas, Inc. Revenue Bonds 11/13/24 1,210,000 99.76 1,207
1,207
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 109.44 561
458

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 104.35 104
98
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 825,000 101.11 834
851
Massachusetts Development Finance Agency Revenue Bonds 08/21/24 900,000 49.68 447
448
McJunkin Parkland Community Development District Special Assessment 11/01/18 445,000 100.00 445
451
Michigan Finance Authority Revenue Bonds 02/03/25 6,495,000 100.00 6,495
6,545
Mida Cormont Public Infrastructure District General Obligation Limited 05/09/25 1,000,000 50.00 500
520
Mida Mountain Village Public Infrastructure District Tax Allocation 12/12/24 500,000 100.92 505
512
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 102.59 103
101
Mississippi Development Bank Revenue Bonds 11/07/23 100,000 99.79 100
101
Mississippi Development Bank Revenue Bonds 11/07/23 175,000 99.81 175
178
Mississippi Development Bank Revenue Bonds 05/13/25 225,000 100.03 225
229
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 145,000 99.05 144
150
Naples Reserve Community Development District Special Assessment 05/10/18 455,000 99.73 454
460
Nevada Department of Business and Industry Revenue Bonds 04/06/18 390,000 100.00 390
390
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 277,000 100.00 277
277
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 104.23 1,266
1,190
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 105.28 563
530
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 89.80 409
422
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 96.10 894
916
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.81 509
511
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 81.82 303
319
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 11/13/24 1,000,000 100.36 1,004
1,003
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/11/24 1,205,000 97.75 1,178
1,193
New York Liberty Development Corp. Revenue Bonds 07/07/20 7,160,000 97.21 6,859
7,147
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.55 679
676
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,491
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.92 742
750
Northridge Community Development District Special Assessment 05/15/25 450,000 50.00 225
227
Oneida Indian Nation of New York Revenue Bonds 11/15/24 1,000,000 109.84 1,098
1,066
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.00 780
751
Parish of St. James Revenue Bonds 04/11/25 1,000,000 103.82 1,038
1,097
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 104.12 687
668
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 106.25 441
424
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 107.14 471
450
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 245,000 100.44 246
249
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.02 143
143
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 825,000 100.00 825
833
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
96
Pine Isle Community Development District Special Assessment 11/04/21 125,000 100.00 125
124
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.20 100
100
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.25 1,444
1,505
Preserve at Legends Pointe Community Development District Special
Assessment 05/09/25 940,000 49.78 468
477
Public Finance Authority Revenue Bonds 12/03/20 215,000 109.73 236
218
Public Finance Authority Revenue Bonds 01/21/22 1,320,000 100.57 1,328
1,322
Public Finance Authority Revenue Bonds 02/02/22 450,000 103.23 464
448
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.25 774
658
Public Finance Authority Revenue Bonds 02/02/22 455,000 103.46 471
450
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.83 988
1,031
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.52 402
405
Public Finance Authority Revenue Bonds 09/25/24 1,300,000 104.01 1,352
1,304
Public Finance Authority Revenue Bonds 09/25/24 825,000 105.67 872
849
Public Finance Authority Revenue Bonds 12/04/24 2,300,000 74.73 1,295
1,307
Public Finance Authority Revenue Bonds 12/04/24 250,000 97.22 243
234
Public Finance Authority Revenue Bonds 03/24/25 3,000,000 51.61 1,548
1,598
Public Finance Authority Revenue Bonds 08/15/25 400,000 50.00 200
206
Public Finance Authority Revenue Bonds 08/15/25 260,000 50.23 131
134
Public Finance Authority Revenue Bonds 09/10/25 650,000 48.96 318
326
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 11/16/21 4,655,000 102.02 4,792
4,875
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 10/12/22 10,400,000 94.07 9,379
10,173
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 12/12/22 1,840,000 100.79 1,855
1,908
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/25/23 5,460,000 101.84 5,561
5,755
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.36 8,745
9,092
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 01/06/25 775,000 103.78 804
804
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds 03/21/25 1,290,000 92.21 1,189
1,192

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 621
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Radiance Community Development District Special Assessment 08/29/25 750,000 49.72 373
391
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.70 299
288
Rivers Edge III Community Development District Special Assessment 04/07/21 60,000 99.97 60
60
Riversong Community Development District Special Assessment 09/25/25 740,000 50.00 370
367
Riverwalk Community Development District Special Assessment 03/07/25 500,000 50.00 250
250
Rye Ranch Community Development District Special Assessment 09/13/23 185,000 100.00 185
189
Savanna Lakes Community Development District Special Assessment 05/11/23 150,000 99.87 150
150
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 190,000 100.00 190
192
Seminole Palms Community Development District Special Assessment 09/04/24 1,360,000 50.00 680
685
Sherwood Manor Community Development District Special Assessment 09/13/18 470,000 99.55 468
475
Sierra Vista Industrial Development Authority Revenue Bonds 09/26/24 325,000 100.87 328
317
Somerset Bay Community Development District Special Assessment 05/20/24 325,000 100.00 325
327
State of Hawaii Department of Budget and Finance Revenue Bonds 06/14/24 600,000 102.18 613
612
State of Ohio Revenue Bonds 10/23/25 300,000 99.25 298
296
Stillwater Community Development District Special Assessment 08/05/25 1,000,000 80.57 806
824
Stonewater Community Development District Special Assessment 10/13/21 115,000 100.00 115
113
Stuart Crossing Community Development District Special Assessment 03/13/24 230,000 100.00 230
231
Summerstone Community Development District Special Assessment 09/09/21 60,000 100.00 60
60
Talis Park Community Development District Special Assessment 11/13/24 3,750,000 50.00 1,875
1,803
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
535
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.91 400
405
Town of Bridgeville Special Tax 04/24/24 1,945,000 99.01 1,924
1,988
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 750,000 100.00 750
726
Town of Flower Mound Special Assessment Revenue Bonds 02/09/21 800,000 100.00 800
721
Town of Little Elm Special Assessment Revenue Bonds 12/08/21 708,000 100.00 708
538
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
304
Travis County Development Authority Special Assessment 03/19/24 492,000 100.00 492
492
Travis County Development Authority Special Assessment 12/03/24 600,000 100.12 601
591
Travis County Development Authority Special Assessment 12/03/24 497,000 99.88 496
502
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
427
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
191
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 500,000 95.98 480
502
Union Park East Community Development District Special Assessment 01/12/22 22,500 100.03 22
22
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.56 400
418
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
48
Veranda Community Development District II Special Assessment 02/24/21 10,000 100.00 10
10
Vermont Educational and Health Buildings Financing Agency Revenue
Bonds 05/11/23 550,000 98.32 541
536
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
206
Village Community Development District No. 15 Special Assessment 06/22/23 130,000 100.00 130
131
Village Community Development District No. 15 Special Assessment 06/22/23 655,000 100.00 655
676
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.53 212
233
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,500,000 104.39 1,566
1,613
Washington State Housing Finance Commission Revenue Bonds 05/16/25 1,250,000 105.10 1,314
1,358
Washington State Housing Finance Commission Revenue Bonds 06/18/25 1,250,000 50.00 625
623
Washington State Housing Finance Commission Revenue Bonds 09/26/25 2,200,000 50.00 1,100
1,102
Washington State Housing Finance Commission Revenue Bonds 09/26/25 2,900,000 50.00 1,450
1,453
Water Works Board of the City of Birmingham (The) Revenue Bonds 08/29/24 3,650,000 50.00 1,825
1,825
West Port East Community Development District Special Assessment 06/13/25 530,000 50.00 265
273
West Villages Improvement District Special Assessment 10/17/25 200,000 50.00 100
100
Westview South Community Development District Special Assessment 07/31/25 1,000,000 50.00 500
499
Willowbrook Community Development District Special Assessment 09/12/25 1,150,000 50.00 575
572
Wisconsin Health and Educational Facilities Authority Revenue Bonds 02/22/24 2,605,000 101.37 2,641 2,630
208,007
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 295,910 $ — $ — $ 295,910
Alaska — 9,584 — — 9,584
Arizona — 109,183 — — 109,183
Arkansas — 16,361 — — 16,361
California — 464,190 — — 464,190
Colorado — 155,384 — — 155,384
Connecticut — 95,013 — — 95,013
Delaware — 41,341 — — 41,341
District of Columbia — 51,915 — — 51,915
Florida — 355,312 — — 355,312
Georgia — 211,343 — — 211,343
Guam — 39,006 — — 39,006
Hawaii — 13,683 — — 13,683
Idaho — 10,948 — — 10,948
Illinois — 614,874 — — 614,874
Indiana — 72,431 — — 72,431
Iowa — 47,638 — — 47,638
Kansas — 17,727 — — 17,727
Kentucky — 131,067 — — 131,067
Louisiana — 136,051 — — 136,051
Maine — 9,659 — — 9,659
Maryland — 64,184 — — 64,184
Massachusetts — 68,049 — — 68,049
Michigan — 109,921 — — 109,921
Minnesota — 28,597 — — 28,597
Mississippi — 132,444 — — 132,444
Missouri — 74,042 — — 74,042
Montana — 14,625 — — 14,625
Nebraska — 16,001 — — 16,001
Nevada — 53,921 — — 53,921
New Hampshire — 82,537 — — 82,537
New Jersey — 156,129 — — 156,129
New Mexico — 16,017 — — 16,017
New York — 489,391 — — 489,391
North Carolina — 69,264 — — 69,264
North Dakota — 13,335 — — 13,335
Ohio — 63,179 — — 63,179
Oklahoma — 28,364 — — 28,364
Oregon — 33,573 — — 33,573
Pennsylvania — 210,264 — — 210,264
Puerto Rico — 192,692 — — 192,692
Rhode Island — 24,913 — — 24,913

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 623
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 66,933 — — 66,933
South Dakota — 12,659 — — 12,659
Tennessee — 79,523 — — 79,523
Texas — 590,940 — — 590,940
Utah — 107,012 — — 107,012
Vermont — 2,305 — — 2,305
Virgin Islands — 31,936 — — 31,936
Virginia — 88,293 — — 88,293
Washington — 99,628 — — 99,628
West Virginia — 41,822 — — 41,822
Wisconsin — 102,088 — — 102,088
Wyoming — 7,996 — — 7,996
Total Investments
$ — $ 6,071,197 $ — $ — $ 6,071,197
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt Bond Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 5,989,528
Investments, at fair value .............................................................................................................................................................
6,071,197
Cash .............................................................................................................................................................................................. 39,970
Receivables:
Dividends and interest ...................................................................................................................................................... 77,208
Fund shares sold ............................................................................................................................................................... 14,432
Total assets ...............................................................................................................................................................
6,202,807
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4,675
Fund shares redeemed ...................................................................................................................................................... 3,477
Accrued fees to affiliates .................................................................................................................................................. 2,447
Other accrued expenses .................................................................................................................................................... 336
Total liabilities ...........................................................................................................................................................
10,935
Net Assets ...............................................................................................................................................................
$ 6,191,872

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 625
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (226,094)
Shares of beneficial interest .........................................................................................................................................................
2,813
Additional paid-in capital ............................................................................................................................................................
6,415,153
Net Assets ...............................................................................................................................................................
$ 6,191,872
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 22.10
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 22.96
Class A — Net assets ........................................................................................................................................................... $ 47,358,044
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 2,142,747
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.94
Class C — Net assets ........................................................................................................................................................... $ 18,250,779
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 831,795
Net asset value per share: Class M (#) ......................................................................................................................................... $ 22.01
Class M — Net assets .......................................................................................................................................................... $ 1,701,866,118
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 77,310,120
Net asset value per share: Class S (#) .......................................................................................................................................... $ 22.01
Class S — Net assets ............................................................................................................................................................ $ 4,424,397,186
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 201,059,863
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt Bond Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 229,56 0
Expenses
Advisory fees ................................................................................................................................................................... 17,674
Administrative fees .......................................................................................................................................................... 2,814
Custodian fees .................................................................................................................................................................. 274
Distribution fees - Class A ............................................................................................................................................... 108
Distribution fees - Class C ............................................................................................................................................... 143
Transfer agent fees - Class A ........................................................................................................................................... 8 6
Transfer agent fees - Class C ........................................................................................................................................... 38
Transfer agent fees - Class M .......................................................................................................................................... 3,262
Transfer agent fees - Class S ............................................................................................................................................ 8,397
Professional fees .............................................................................................................................................................. 236
Registration fees ............................................................................................................................................................... 205
Shareholder servicing fees - Class C ............................................................................................................................... 48
Trustees’ fees .................................................................................................................................................................... 323
Printing fees ..................................................................................................................................................................... 177
Miscellaneous .................................................................................................................................................................. 21 3
Expenses before reductions .............................................................................................................................................. 33,998
Expense reductions .......................................................................................................................................................... (5,148)
Net expenses ................................................................................................................................................................................
28,850
Net investment income (loss) .......................................................................................................................................................
200,710
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (39,626)
Net realized gain (loss) ................................................................................................................................................................
(39,626)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 75,550
Net change in unrealized appreciation (depreciation) ................................................................................................................. 75,550
Net realized and unrealized gain (loss) ........................................................................................................................................ 35,924
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 236,634

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 627
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 200,710 $ 170,293
Net realized gain (loss) ................................................................................................................ (39,626) (46,999)
Net change in unrealized appreciation (depreciation) ................................................................. 75,55 0 298,473
Net increase (decrease) in net assets from operations ....................................................................... 236,63 4 421,767
Distributions
To shareholders
Class A ..................................................................................................................................... (1,456) (1,241)
Class C ..................................................................................................................................... (515) (456)
Class M .................................................................................................................................... (61,245) (54,479)
Class S ...................................................................................................................................... (153,180) (123,857)
Net decrease in net assets from distributions ..................................................................................... (216,396) (180,033)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 427,477 759,928
Total Net Increase (Decrease) in Net Assets ...................................................................
447,715 1,001,662
Net Assets
Beginning of period ........................................................................................................................... 5,744,157 4,742,495
End of period ......................................................................................................................................
$ 6,191,872 $ 5,744,157

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 602 $ 13,118 600 $ 13,228
Proceeds from reinvestment of distributions 66 1,451 56 1,235
Payments for shares redeemed (528) (11,527) (311) (6,875)
Net increase (decrease)
140 3,042 345 7,588
Class C
Proceeds from shares sold 204 4,420 230 5,052
Proceeds from reinvestment of distributions 24 515 21 456
Payments for shares redeemed (299) (6,480) (229) (5,014)
Net increase (decrease)
(71) (1,545) 22 494
Class M
Proceeds from shares sold 20,000 434,624 25,272 555,486
Proceeds from reinvestment of distributions 2,811 61,032 2,484 54,386
Payments for shares redeemed (26,605) (581,467) (12,819) (281,274)
Net increase (decrease)
(3,794) (85,811) 14,937 328,598
Class S
Proceeds from shares sold 60,580 1,318,647 48,943 1,073,935
Proceeds from reinvestment of distributions 7,048 152,962 5,650 123,638
Payments for shares redeemed (44,249) (959,818) (35,319) (774,325)
Net increase (decrease)
23,379 511,791 19,274 423,248
Total increase (decrease)
19,654 $ 427,477 34,578 $ 759,928

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 629
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 22.04 20.97 20.93 23.94 23.67
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.67 .63 .55 .39 .40
$ Net Realized and Unrealized Gain (Loss) .12 1.12 .10 (2.92) .36
$ Total from Investment Operations .79 1.75 .65 (2.53) .76
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.73) (.68) (.61) (.48) (.49)
$ Total Distributions (.73) (.68) (.61) (.48) (.49)
$ Net Asset Value, End of Period 22.10 22.04 20.97 20.93 23.94
% Total Return
(±)
3.70 8.39 3.03 (10.70) 3.22
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 47,358 44,132 34,759 30,595 39,060
Ratio to average net assets:
– – – – –
% Expenses, Gross .82 .82 .83 .84 .84
% Expenses, Net
(Ƃ)
.80 .80 .81 .82 .82
% Net Investment Income
(Ƃ)
3.09 2.87 2.55 1.74 1.67
% Portfolio Turnover Rate 45 39 48 42 19
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 21.89 20.83 20.80 23.78 23.53
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.52 .47 .39 .23 .23
$ Net Realized and Unrealized Gain (Loss) .11 1.12 .09 (2.89) .34
$ Total from Investment Operations .63 1.59 .48 (2.66) .57
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.58) (.53) (.45) (.32) (.32)
$ Total Distributions (.58) (.53) (.45) (.32) (.32)
$ Net Asset Value, End of Period 21.94 21.89 20.83 20.80 23.78
% Total Return 2.95 7.65 2.28 (11.29) 2.44
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 18,251 19,769 18,352 20,240 26,500
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.57 1.57 1.58 1.59 1.59
% Expenses, Net
(Ƃ)
1.51 1.51 1.52 1.53 1.53
% Net Investment Income
(Ƃ)
2.38 2.15 1.82 1.03 .96
% Portfolio Turnover Rate 45 39 48 42 19

See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 21.95 20.89 20.85 23.85 23.58
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.76 .72 .64 .48 .49
$ Net Realized and Unrealized Gain (Loss) .12 1.10 .09 (2.91) .36
$ Total from Investment Operations .88 1.82 .73 (2.43) .85
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.82) (.76) (.69) (.57) (.58)
$ Total Distributions (.82) (.76) (.69) (.57) (.58)
$ Net Asset Value, End of Period 22.01 21.95 20.89 20.85 23.85
% Total Return 4.12 8.78 3.43 (10.34) 3.63
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,701,866 1,780,639 1,381,959 1,168,139 1,168,245
Ratio to average net assets:
– – – – –
% Expenses, Gross .57 .57 .58 .59 .59
% Expenses, Net
(Ƃ)
.41 .41 .42 .43 .43
% Net Investment Income
(Ƃ)
3. 48 3.26 2.94 2.16 2.04
% Portfolio Turnover Rate 45 39 48 42 19
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 21.95 20.88 20.85 23.84 23.58
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.73 .69 .61 .46 .47
$ Net Realized and Unrealized Gain (Loss) .13 1.12 .09 (2.90) .35
$ Total from Investment Operations .86 1.81 .70 (2.44) .82
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.80) (.74) (.67) (.55) (.56)
$ Total Distributions (.80) (.74) (.67) (.55) (.56)
$ Net Asset Value, End of Period 22.01 21.95 20.88 20.85 23.84
% Total Return 4.01 8.73 3.28 (10.40) 3.49
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,424,397 3,899,617 3,307,425 2,795,945 3,006,439
Ratio to average net assets:
– – – – –
% Expenses, Gross .57 .57 .58 .59 .59
% Expenses, Net
(Ƃ)
.51 .51 .52 .53 .53
% Net Investment Income
(Ƃ)
3. 39 3.16 2.84 2.05 1.96
% Portfolio Turnover Rate 45 39 48 42 19

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 631
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,567,454
Administrative fees 247,902
Distribution fees 21,590
Shareholder servicing fees 3,881
Transfer agent fees 589,783
Trustees' fees 16,515
$ 2,447,125
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 6,027,706,400 $ 76,851,239 $ (33,360,354) $ 43,490,885
Tax-Exempt
Distributable
Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 20,268,331 $ (289,640,928) $ 43,490,886 $ — $ (212,502) $ (226,094,213)
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Tax-Exempt
Income
$ 438,322 $ — $ 215,958,168 $ 7,06 3 ,889 $ — $ 172,969,421
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
632 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.7%
Australia - 7.6%
Atlas Arteria, Ltd. 1,608,973 5,108
Cleanaway Waste Management, Ltd. 483,808 806
NEXTDC, Ltd.(Æ) 21,246 218
Qube Holdings, Ltd. 1,379,961 3,961
Transurban Group(Æ) 1,723,443 16,311
26,404
Brazil - 1.0%
Cia Paranaense de Energia - Copel 261,732 638
Equatorial Energia SA 30,477 208
Motiva Infraestrutura de Mobilidade SA 341,305 1,007
Rumo SA 485,768 1,437
3,290
Canada - 5.3%
AltaGas, Ltd. 29,351 862
Canadian National Railway Co. 580 56
Enbridge, Inc. 209,688 9,777
Keyera Corp. 30,042 887
Pembina Pipeline Corp. 40,732 1,541
Rockpoint Gas Storage, Inc. Class A 29,688 549
South Bow Corp. Class W 10,923 283
TC Energy Corp. 86,158 4,323
18,278
China - 2.1%
Beijing Capital International Airport Co.,
Ltd. Class H(Æ) 4,224,000 1,517
China Tower Corp., Ltd. Class H(Þ) 1,889,400 2,732
COSCO SHIPPING Ports, Ltd. 936,000 690
ENN Energy Holdings, Ltd. 201,182 1,752
Zhejiang Expressway Co., Ltd. Class H 648,000 632
7,323
Denmark - 0.6%
Orsted A/S Class A(Æ)(Þ) 111,086 1,984
France - 7.0%
Aeroports de Paris SA 68,294 9,377
Engie SA 75,463 1,766
Getlink SE 556,474 10,156
Veolia Environnement SA 32,370 1,069
Vinci SA 14,573 1,950
24,318
Germany - 1.9%
E.ON SE 87,331 1,625
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 21,519 1,840
RWE AG 60,602 2,980
6,445
Hong Kong - 0.2%
Power Assets Holdings, Ltd. 100,000 635
Italy - 3.1%
Enav SpA(Þ) 76,543 400
Enel SpA 594,972 6,016
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hera SpA 569,171 2,552
Infrastrutture Wireless Italiane SpA(Þ) 119,705 1,314
Italgas SpA 50,502 529
10,811
Japan - 1.9%
Central Japan Railway Co. 13,100 320
Chubu Electric Power Co., Inc. 26,400 367
Japan Airport Terminal Co., Ltd. 141,500 4,393
Osaka Gas Co., Ltd. 11,500 361
Tokyo Metro Co., Ltd. 53,500 562
West Japan Railway Co. 35,000 717
6,720
Luxembourg - 0.1%
SES SA 33,492 257
Malaysia - 0.2%
Tenaga Nasional BHD 262,800 833
Mexico - 6.8%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 74,075 913
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 10,012 987
Grupo Aeroportuario del Pacifico SAB de
CV Class B 383,088 7,986
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 12,179 2,537
Grupo Aeroportuario del Sureste SAB de
CV Class B 221,017 6,686
Grupo Aeroportuario del Sureste SAB de
CV - ADR 9,887 2,989
Promotora y Operadora de Infraestructura
SAB de CV 120,304 1,558
23,656
Netherlands - 0.2%
Koninklijke Vopak NV 10,815 490
New Zealand - 1.6%
Auckland International Airport, Ltd. 1,089,806 5,059
Infratil, Ltd. 77,023 545
5,604
Philippines - 0.4%
International Container Terminal
Services, Inc. 167,475 1,507
Singapore - 0.3%
Sembcorp Industries, Ltd. 194,600 974
Spain - 5.5%
Aena SME SA(Þ) 450,861 12,239
Cellnex Telecom SA(Þ) 33,386 1,040
Iberdrola SA 211,229 4,277
Redeia Corp. SA 79,722 1,433
18,989

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 633
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 1.8%
Flughafen Zurich AG 21,002 6,199
United Kingdom - 4.0%
National Grid PLC 666,307 9,966
National Grid PLC - ADR 6,763 509
Severn Trent PLC Class H 20,041 732
SSE PLC 46,504 1,171
United Utilities Group PLC 99,624 1,571
13,949
United States - 46.1%
AES Corp. (The) 51,665 717
Alliant Energy Corp. 34,305 2,292
Ameren Corp. 19,377 1,977
American Electric Power Co., Inc. 55,544 6,680
American Water Works Co., Inc. 2,633 338
Atmos Energy Corp. 3,289 565
Black Hills Corp. 7,075 449
Casella Waste Systems, Inc. Class A(Æ) 8,652 766
CenterPoint Energy, Inc. 113,066 4,324
Cheniere Energy, Inc. 39,557 8,386
CMS Energy Corp. 5,809 427
Constellation Energy Corp. 18,912 7,130
Crown Castle, Inc.(ö) 29,565 2,667
CSX Corp. 66,748 2,404
Digital Realty Trust, Inc.(ö) 4,637 790
Dominion Energy, Inc. 53,095 3,116
DT Midstream, Inc. 35,095 3,842
Duke Energy Corp. 58,326 7,250
Entergy Corp. 70,694 6,793
Equinix, Inc.(ö) 2,638 2,232
Evergy, Inc. 55,378 4,254
Eversource Energy 37,831 2,792
Exelon Corp. 25,610 1,181
Ferrovial SE 18,034 1,108
GFL Environmental, Inc. 10,738 469
IDACORP, Inc. 2,639 340
Kinder Morgan, Inc. 132,898 3,481
Kinetik Holdings, Inc. 7,578 292
NextEra Energy, Inc. 203,596 16,573
NiSource, Inc. 72,898 3,070
Norfolk Southern Corp. 8,832 2,503
NRG Energy, Inc. 7,602 1,306
ONEOK, Inc. 94,740 6,348
PG&E Corp. 114,515 1,828
PPL Corp. 1,719 63
Public Service Enterprise Group, Inc. 44,487 3,584
Republic Services, Inc. Class A 7,946 1,655
SBA Communications Corp.(ö) 5,151 986
Sempra 119,903 11,024
Spire, Inc. 4,633 400
Targa Resources Corp. 37,228 5,735
UGI Corp. 32,343 1,081
Union Pacific Corp. 5,157 1,136
Venture Global, Inc. Class A 32,721 280
Vistra Corp. 14,907 2,807
Waste Connections, Inc. 7,886 1,322
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Waste Management, Inc. 18,527 3,701
WEC Energy Group, Inc. 22,324 2,494
Williams Cos., Inc. (The) 116,151 6,722
Xcel Energy, Inc. 100,108 8,126
159,806
Total Common Stocks
(cost $259,093) 338,472
Short-Term Investments - 1.9%
United States - 1.9%
U.S. Cash Management Fund(@) 6,629,353 (∞) 6,628
Total Short-Term Investments
(cost $6,628) 6,628
Total Investments - 99.6%
(identified cost $265,721) 345,100
Other Assets and Liabilities,
Net - 0.4%
1,512
Net Assets - 100.0%
346,612

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
634 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
5.7%
Aena SME SA 02/11/15 EUR 450,861 9.54 4,300
12,239
Cellnex Telecom SA 03/20/19 EUR 33,386 32.10 1,071
1,040
China Tower Corp., Ltd. 03/03/25 HKD 1,889,400 1.43 2,704
2,732
Enav SpA 04/07/25 EUR 76,543 4.00 306
400
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 119,705 9.33 1,117
1,314
Orsted A/S 09/08/25 DKK 111,086 21.38 2,375 1,984
19,709
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 23 EUR 1,304 12/25
58
MSCI Emerging Markets Index Futures 8 USD 563 12/25
25
S&P E-Mini Energy Select Sector Futures 9 USD 833 12/25
(1)
S&P E-Mini Utilities Select Sector Futures 38 USD 3,428 12/25
133
SPI 200 Index Futures 6 AUD 1,334 12/25 (2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 213
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 123 HKD 958 11/03/25 —
Bank of America USD 18 HKD 137 11/04/25 —
Bank of America AUD 200 USD 133 12/17/25 3
Bank of America AUD 200 USD 130 12/17/25 (1)
Bank of America AUD 225 USD 146 12/17/25 (1)
Bank of America EUR 170 USD 198 12/17/25 1
Bank of America EUR 400 USD 473 12/17/25 11
Bank of America EUR 500 USD 582 12/17/25 5
Morgan Stanley USD 656 AUD 991 12/17/25 (7)
Morgan Stanley USD 1,368 EUR 1,163 12/17/25 (25)
Royal Bank of Canada USD 657 AUD 991 12/17/25 (9)
Royal Bank of Canada USD 1,37 1 EUR 1,163 12/17/25 (27)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (50)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 26,404 $ —
$ —
$ 26,404

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 635
x
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Brazil 3,290 — —
—
3,290
Canada 18,278 — —
—
18,278
China — 7,323 —
—
7,323
Denmark — 1,984 —
—
1,984
France — 24,318 —
—
24,318
Germany — 6,445 —
—
6,445
Hong Kong — 635 —
—
635
Italy — 10,811 —
—
10,811
Japan — 6,720 —
—
6,720
Luxembourg — 257 —
—
257
Malaysia — 833 —
—
833
Mexico 23,656 — —
—
23,656
Netherlands — 490 —
—
490
New Zealand — 5,604 —
—
5,604
Philippines — 1,507 —
—
1,507
Singapore — 974 —
—
974
Spain — 18,989 —
—
18,989
Switzerland — 6,199 —
—
6,199
United Kingdom 509 13,440 —
—
13,949
United States 158,698 1,108 —
—
159,806
Short-Term Investments — — — 6,628 6,628
Total Investments 204,431 134,041 — 6,628 345,100
Other Financial Instruments
Assets
Futures Contracts 216 — — — 216
Foreign Currency Exchange Contracts — 20 — — 20
Liabilities
Futures Contracts (3) — — — (3)
Foreign Currency Exchange Contracts — (70) — — (70)
Total Other Financial Instruments
*
$ 213 $ (50) $ — $ — $ 163
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
636 Global Infrastructure Fund
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
63,122 18.2
Cable & Satellite ................................................................................
257 0.1
Construction & Engineering ..............................................................
3,058 0.9
Data Center REITs .............................................................................
3,022 0.9
Electric Utilities .................................................................................
82,186 23.7
Environmental & Facilities Services .................................................
8,719 2.5
Gas Utilities .......................................................................................
5,550 1.6
Highways & Railtracks ......................................................................
34,772 10.0
Independent Power Producers & Energy Traders ..............................
6,504 1.9
Integrated Telecommunication Services ............................................
5,086 1. 4
Internet Services & Infrastructure ......................................................
218 0.1
Marine Ports & Services ....................................................................
6,158 1.8
Multi-Sector Holdings .......................................................................
545 0.2
Multi-Utilities ....................................................................................
48,926 14.1
Oil & Gas Exploration & Production .................................................
280 0.1
Oil & Gas Storage & Transportation .................................................
52,656 15.2
Rail Transportation .............................................................................
9,135 2.6
Renewable Electricity ........................................................................
1,984 0.6
Telecom Tower REITs ........................................................................
3,653 1. 0
Water Utilities ....................................................................................
2,641 0.8
Short-Term Investments .......................................................
6,628 1.9
Total Investments ............................................................................... 345,100 99.6

Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 637
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 20
Variation margin on futures contracts 216 —
Total
$ 216 $ 20
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts $ 3 $ —
Unrealized depreciation on foreign currency exchange contracts — 70
Total
$ 3 $ 70
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,764 $ —
Foreign currency exchange contracts — 63
Total
$ 1,764 $ 63
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 139 $ —
Foreign currency exchange contracts — 2
Total
$ 139 $ 2
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
638 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 20 $ — $ 20
Total Financial and Derivative Assets
20 — 20
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 20 $ — $ 20
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 20 $ 2 $ — $ 18
Total
$ 20 $ 2 $ — $ 18

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 639
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 70 $ — $ 70
Total Financial and Derivative Liabilities
70 — 70
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 70 $ — $ 70
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2 $ 2 $ — $ —
Morgan Stanley 32 — — 32
Royal Bank of Canada 36 — — 36
Total
$ 70 $ 2 $ — $ 68
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
640 Global Infrastructure Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 265, 721
Investments, at fair value(>) ........................................................................................................................................................
345,100
Foreign currency holdings(^) ....................................................................................................................................................... 1,061
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 20
Receivables:
Dividends and interest ...................................................................................................................................................... 212
Dividends from affiliated funds ....................................................................................................................................... 27
Fund shares sold ............................................................................................................................................................... 520
Foreign capital gains taxes recoverable ........................................................................................................................... 128
From broker(a) ................................................................................................................................................................. 204
Variation margin on futures contracts .............................................................................................................................. 21 3
Total assets ...............................................................................................................................................................
347,485
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 18
Investments purchased ..................................................................................................................................................... 141
Fund shares redeemed ...................................................................................................................................................... 213
Accrued fees to affiliates .................................................................................................................................................. 276
Other accrued expenses .................................................................................................................................................... 155
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 70
Total liabilities ...........................................................................................................................................................
873
Net Assets ...............................................................................................................................................................
$ 346,612

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 641
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 93,880
Shares of beneficial interest .........................................................................................................................................................
332
Additional paid-in capital ............................................................................................................................................................
252,400
Net Assets ...............................................................................................................................................................
$ 346,612
(>)   Investments in affiliates, U.S. Cash Management Fund $ 6,628
(^)     Foreign currency holdings - cost $ 1,071
(a)     Receivable from Broker for Futures $ 204
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.38
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 11.01
Class A — Net assets ........................................................................................................................................................... $ 9,452,815
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 910,288
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.21
Class C — Net assets ........................................................................................................................................................... $ 1,567,168
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 153,545
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.40
Class M — Net assets .......................................................................................................................................................... $ 42,222,477
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,058,633
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.43
Class S — Net assets ............................................................................................................................................................ $ 244,818,695
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 23,466,849
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.43
Class Y — Net assets ........................................................................................................................................................... $ 48,550,595
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 4,653,415
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
642 Global Infrastructure Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 12,85 6
Dividends from affiliated funds ....................................................................................................................................... 486
Interest .............................................................................................................................................................................. 22
Less foreign taxes withheld ............................................................................................................................................. (848)
Total investment income ..............................................................................................................................................................
12,51 6
Expenses
Advisory fees ................................................................................................................................................................... 2,941
Administrative fees .......................................................................................................................................................... 165
Custodian fees .................................................................................................................................................................. 96
Distribution fees - Class A ............................................................................................................................................... 19
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 16
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 85
Transfer agent fees - Class S ............................................................................................................................................ 492
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 97
Registration fees ............................................................................................................................................................... 85
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ..................................................................................................................................................................... 93
Miscellaneous .................................................................................................................................................................. 41
Expenses before reductions .............................................................................................................................................. 4,169
Expense reductions .......................................................................................................................................................... (767)
Net expenses ................................................................................................................................................................................
3,402
Net investment income (loss) .......................................................................................................................................................
9,11 4
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19, 90 2
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,76 4
Foreign currency exchange contracts ............................................................................................................................... 63
Foreign currency-related transactions .............................................................................................................................. 6 2
Net realized gain (loss) ................................................................................................................................................................
21,7 90
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 17,4 9 0
Futures contracts .............................................................................................................................................................. 139
Foreign currency exchange contracts ............................................................................................................................... 2
Foreign currency-related transactions .............................................................................................................................. 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 17, 632
Net realized and unrealized gain (loss) ........................................................................................................................................ 39, 422
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 48, 536

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 643
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 9, 114 $ 8,804
Net realized gain (loss) ................................................................................................................ 21,7 90 6,396
Net change in unrealized appreciation (depreciation) ................................................................. 17, 632 58,855
Net increase (decrease) in net assets from operations ....................................................................... 48,53 6 74,055
Distributions
To shareholders
Class A ..................................................................................................................................... (375) (102)
Class C ..................................................................................................................................... (69) (26)
Class M .................................................................................................................................... (2,23 1 ) (1,163)
Class S ...................................................................................................................................... (12,842) (5,775)
Class Y ..................................................................................................................................... (2,655) (1,365)
Net decrease in net assets from distributions ..................................................................................... (18,17 2 ) (8,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (25,853) 47,390
Total Net Increase (Decrease) in Net Assets ...................................................................
4,511 113,014
Net Assets
Beginning of period ........................................................................................................................... 342,101 229,087
End of period ......................................................................................................................................
$ 346,612 $ 342,101

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
644 Global Infrastructure Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 401 $ 3,956 161 $ 1,518
Proceeds from reinvestment of distributions 40 375 12 102
Payments for shares redeemed (98) (966) (71) (619)
Net increase (decrease)
343 3,365 102 1,001
Class C
Proceeds from shares sold 13 124 17 144
Proceeds from reinvestment of distributions 7 69 3 26
Payments for shares redeemed (32) (306) (61) (517)
Net increase (decrease)
(12) (113) (41) (347)
Class M
Proceeds from shares sold 783 7,696 934 8,202
Proceeds from reinvestment of distributions 239 2,231 131 1,163
Payments for shares redeemed (1,89 5 ) (18,644) (984) (8,614)
Net increase (decrease)
(87 3 ) (8,717) 81 751
Class S
Proceeds from shares sold 3,872 38,117 10,266 85,314
Proceeds from reinvestment of distributions 1,170 10,873 495 4,420
Payments for shares redeemed (6,440) (64,151) (4,296) (37,758)
Net increase (decrease)
(1,398) (15,161) 6,465 51,976
Class Y
Proceeds from shares sold 174 1,788 150 1,293
Proceeds from reinvestment of distributions 284 2,655 153 1,365
Payments for shares redeemed (1,001) (9,670) (967) (8,649)
Net increase (decrease)
(543) (5,227) (664) (5,991)
Total increase (decrease)
(2,48 3 ) $ (25,853) 5,943 $ 47,390

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 645
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.54 7.67 8.13 10.16 8.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.23 .22 .19 .14 .19
$ Net Realized and Unrealized Gain (Loss) 1.11 1.86 (.36) (.69) 1.97
$ Total from Investment Operations 1.34 2.08 (.17) (.55) 2.16
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.29) (.21) (.17) (.24) (.26)
$ Distributions from Net Realized Gain (.21) — (.12) (1.24) (.49)
$ Total Distributions (.50) (.21) (.29) (1.48) (.75)
$ Net Asset Value, End of Period 10.38 9.54 7.67 8.13 10.16
% Total Return
(±)
14.68 27.37 (2.35) (5.95) 25.50
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 9,453 5,415 3,574 4,039 4,719
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.47 1.61 1.96 2.17 2.00
% Expenses, Net
(Ƃ)
1.26 1.27 1.28 1.28 1.30
% Net Investment Income
(Ƃ)
2.35 2.45 2.25 1.58 1.99
% Portfolio Turnover Rate 71 67 61 62 66
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.40 7.55 8.01 10.03 8.64
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.15 .15 .12 .07 .12
$ Net Realized and Unrealized Gain (Loss) 1.09 1.85 (.36) (.68) 1.94
$ Total from Investment Operations 1.24 2.00 (.24) (.61) 2.06
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.22) (.15) (.10) (.17) (.18)
$ Distributions from Net Realized Gain (.21) — (.12) (1.24) (.49)
$ Total Distributions (.43) (.15) (.22) (1.41) (.67)
$ Net Asset Value, End of Period 10.21 9.40 7.55 8.01 10.03
% Total Return 13.84 26.57 (3.15) (6.67) 24.65
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 1,567 1,554 1,557 2,104 2,547
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.22 2.37 2.71 2.92 2.75
% Expenses, Net
(Ƃ)
2.01 2.02 2.03 2.03 2.05
% Net Investment Income
(Ƃ)
1.59 1.74 1.47 .84 1.23
% Portfolio Turnover Rate 71 67 61 62 66

See accompanying notes which are an integral part of the financial statements.
646 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.55 7.68 8.13 10.17 8.76
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.27 .25 .22 .17 .20
$ Net Realized and Unrealized Gain (Loss) 1.11 1.86 (.35) (.70) 1.99
$ Total from Investment Operations 1.38 2.11 (.13) (.53) 2.19
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.32) (.24) (.20) (.27) (.29)
$ Distributions from Net Realized Gain (.21) — (.12) (1.24) (.49)
$ Total Distributions (.53) (.24) (.32) (1.51) (.78)
$ Net Asset Value, End of Period 10.40 9.55 7.68 8.13 10.17
% Total Return 15.13 27.74 (1.87) (5.70) 25.91
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 42,222 47,115 37,232 8,829 8,775
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.22 1.36 1.70 1.92 1.78
% Expenses, Net
(Ƃ)
.91 .92 .93 .93 .95
% Net Investment Income
(Ƃ)
2.72 2.83 2.61 1.92 2.07
% Portfolio Turnover Rate 71 67 61 62 66
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.58 7.70 8.16 10.20 8.78
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.26 .24 .21 .16 .20
$ Net Realized and Unrealized Gain (Loss) 1.11 1.87 (.36) (.70) 1.99
$ Total from Investment Operations 1.37 2.11 (.15) (.54) 2.19
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.31) (.23) (.19) (.26) (.28)
$ Distributions from Net Realized Gain (.21) — (.12) (1.24) (.49)
$ Total Distributions (.52) (.23) (.31) (1.50) (.77)
$ Net Asset Value, End of Period 10.43 9.58 7.70 8.16 10.20
% Total Return 14.97 27.69 (2.08) (5.79) 25.84
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 244,819 238,223 141,617 53,243 73,700
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.22 1.36 1.71 1.91 1.77
% Expenses, Net
(Ƃ)
1.01 1.02 1.03 1.03 1.05
% Net Investment Income
(Ƃ)
2.61 2.75 2.48 1.81 2.10
% Portfolio Turnover Rate 71 67 61 62 66

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 647
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.58 7.70 8.16 10.20 8.77
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.27 .26 .25 .18 .24
$ Net Realized and Unrealized Gain (Loss) 1.12 1.87 (.39) (.70) 1.98
$ Total from Investment Operations 1.39 2.13 (.14) (.52) 2.22
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.33) (.25) (.20) (.28) (.30)
$ Distributions from Net Realized Gain (.21) — (.12) (1.24) (.49)
$ Total Distributions (.54) (.25) (.32) (1.52) (.79)
$ Net Asset Value, End of Period 10.43 9.58 7.70 8.16 10.20
% Total Return 15.17 27.89 (1.92) (5.60) 26.21
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 48,551 49,794 45,107 6,619 6,380
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.03 1.17 1.51 1.72 1.54
% Expenses, Net
(Ƃ)
.83 .84 .85 .85 .87
% Net Investment Income
(Ƃ)
2.74 2.92 2.99 1.99 2.44
% Portfolio Turnover Rate 71 67 61 62 66

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
648 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 214,674
Administrative fees 14,179
Distribution fees 3,040
Shareholder servicing fees 337
Transfer agent fees 42,788
Trustees' fees 1,071
$ 276,089
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,375 $ 133,868 $ 136,614 $ (1) $ — 6,628 $ 486 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 272,742,477 $ 77,009,908 $ (4,654,605) $ 72,355,303
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 9,849,253 $ 11,687,384 $ 72,343,544 $ — $ 93,880,181
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 12,319,717 $ 5,852,652 $ — $ 8,275,146 $ 156,281 $ —

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 649
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statements of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
650 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.1%
Australia - 6.3%
Charter Hall Group(ö) 99,790 1,463
Dexus Property Group(ö) 282,232 1,343
Gemlife Communities Group(Æ) 119,312 396
Goodman Group(ö) 481,819 10,384
HomeCo . Daily Needs REIT(ö)(Þ) 355,650 317
Ingenia Communities Group(ö) 360,002 1,321
Mirvac Group(ö) 1,883,163 2,842
NEXTDC, Ltd.(Æ) 68,063 699
Scentre Group(ö) 998,951 2,656
Stockland(ö) 654,261 2,696
24,117
Belgium - 1.1%
Aedifica SA(ö) 25,676 1,875
Shurgard Self Storage, Ltd.(ö) 1,706 62
VGP NV 5,548 641
Warehouses De Pauw CVA(ö) 61,117 1,551
4,129
Canada - 1.3%
Chartwell Retirement Residences 111,331 1,641
Choice Properties Real Estate Investment
Trust(ö) 135,395 1,433
First Capital Real Estate Investment
Trust(ö) 133,433 1,789
4,863
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 77,600 345
France - 2.5%
Argan SA(ö) 5,403 421
Covivio SA(ö) 17,926 1,149
Klepierre SA(ö) 90,949 3,477
Mercialys SA(ö) 54,928 670
Unibail - Rodamco -Westfield(ö) 37,328 3,862
9,579
Germany - 2.4%
LEG Immobilien SE 10,393 791
Sirius Real Estate, Ltd.(ö) 687,462 902
TAG Immobilien AG 155,004 2,572
Vonovia SE 166,448 4,997
9,262
Hong Kong - 2.9%
Henderson Land Development Co., Ltd. 342,000 1,198
Hongkong Land Holdings, Ltd. 201,700 1,232
Link REIT(ö) 710,083 3,701
Sun Hung Kai Properties, Ltd. 258,543 3,136
SUNeVision Holdings, Ltd. 334,000 260
Swire Properties, Ltd. 147,000 401
Wharf Real Estate Investment Co., Ltd. 463,000 1,315
11,243
Japan - 9.0%
Activia Properties, Inc.(ö) 981 897
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Securities Living Investments
Corp.(ö) 1,413 1,012
GLP J-REIT(ö) 786 712
Industrial & Infrastructure Fund
Investment Corp.(ö) 559 519
Invincible Investment Corp.(ö) 1,112 497
Japan Hotel REIT Investment Corp.(ö) 1,163 677
Japan Metropolitan Fund Investment
Corp.(ö) 3,071 2,372
Japan Real Estate Investment Corp.(ö) 1,680 1,385
KDX Realty Investment Corp. Class A(ö) 2,305 2,547
Keihanshin Building Co., Ltd. 94,800 1,064
Mitsubishi Estate Co., Ltd. 223,918 4,739
Mitsui Fudosan Co., Ltd. 497,881 5,171
Mitsui Fudosan Logistics Park, Inc.(ö) 2,541 1,840
Mori Trust Sogo REIT, Inc.(ö) 2,385 1,202
Nippon Accommodations Fund, Inc.(ö) 694 584
Nippon Prologis REIT, Inc.(ö) 4,387 2,550
Nomura Real Estate Master Fund, Inc.(ö) 1,927 2,055
Sumitomo Realty & Development Co.,
Ltd. 107,000 4,556
34,379
Netherlands - 0.2%
CTP NV(Þ) 41,127 858
Singapore - 3.3%
CapitaLand Ascendas REIT(ö) 643,300 1,393
CapitaLand Integrated Commercial Trust
Class A(Æ)(ö) 1,383,084 2,516
Capitaland Investment, Ltd. 250,000 506
Centurion Accommodation REIT(Æ)(ö) 3,155,800 2,570
City Developments, Ltd. 97,800 543
Digital Core REIT Management Pte , Ltd.
(ö) 1,179,000 608
Frasers Centrepoint Trust(ö) 340,200 612
Keppel REIT(ö) 1,133,600 914
Mapletree Logistics Trust(ö) 1,557,700 1,602
Parkway Life Real Estate Investment
Trust(ö) 168,982 532
Suntec Real Estate Investment Trust(ö) 621,400 639
12,435
Spain - 0.5%
Cellnex Telecom SA(Þ) 13,471 420
Merlin Properties Socimi SA(ö) 90,610 1,411
1,831
Sweden - 1.6%
Castellum AB 80,768 917
Catena AB 20,532 996
Fastighets AB Balder Class B(Æ) 374,448 2,747
Nyfosa AB 68,752 586
Wihlborgs Fastigheter AB 73,929 718
5,964

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 1.0%
Swiss Prime Site AG Class A 27,068 3,844
United Kingdom - 3.7%
Big Yellow Group PLC(ö) 83,376 1,218
British Land Co. PLC (The)(ö) 325,593 1,624
Derwent London PLC(ö) 22,208 515
Grainger PLC(ö) 298,542 735
Land Securities Group PLC(ö) 186,653 1,526
Life Science REIT PLC(Æ)(ö) 442,419 218
LondonMetric Property PLC(ö) 1,368,756 3,423
PRS REIT PLC (The)(ö) 246,163 360
Safestore Holdings PLC(ö) 53,073 498
Segro PLC(ö) 261,233 2,397
Shaftesbury Capital PLC(ö) 363,124 671
Unite Group PLC (The)(ö) 101,158 754
13,939
United States - 59.2%
Agree Realty Corp.(ö) 84,298 6,155
American Healthcare REIT, Inc.(ö) 49,336 2,236
American Homes 4 Rent Class A(ö) 100,131 3,164
Brixmor Property Group, Inc.(ö) 130,703 3,419
BXP, Inc.(ö) 52,132 3,711
Caesars Entertainment, Inc.(Æ) 48,215 969
CareTrust REIT, Inc.(ö) 45,464 1,575
Crown Castle, Inc.(ö) 50,783 4,582
CubeSmart (ö) 44,363 1,671
Digital Realty Trust, Inc.(ö) 82,781 14,107
EastGroup Properties, Inc.(ö) 26,306 4,591
Equinix , Inc.(ö) 16,532 13,986
Equity Residential(ö) 97,331 5,785
Essential Properties Realty Trust, Inc.(ö) 82,607 2,468
Essex Property Trust, Inc.(ö) 31,716 7,985
Extra Space Storage, Inc.(ö) 69,405 9,268
First Industrial Realty Trust, Inc.(ö) 51,174 2,829
Healthcare Realty Trust, Inc.(ö) 226,656 4,016
Highwoods Properties, Inc.(ö) 26,343 754
Host Hotels & Resorts, Inc.(ö) 421,103 6,746
Hudson Pacific Properties, Inc.(Æ)(ö) 523,862 1,278
Invitation Homes, Inc.(ö) 203,054 5,716
Iron Mountain, Inc.(ö) 71,019 7,312
Kilroy Realty Corp.(ö) 84,158 3,556
Kimco Realty Corp.(ö) 214,941 4,441
Kite Realty Group Trust(ö) 77,759 1,722
Mid-America Apartment Communities,
Inc.(ö) 31,158 3,996
Omega Healthcare Investors, Inc.(ö) 98,181 4,127
OUTFRONT Media, Inc.(ö) 28,733 508
PACS Group, Inc.(Æ) 16,278 197
Prologis, Inc.(ö) 154,476 19,169
Public Storage(ö) 10,986 3,060
Realty Income Corp.(ö) 101,679 5,895
Regency Centers Corp.(ö) 42,131 2,905
SBA Communications Corp.(ö) 334 64
Simon Property Group, Inc.(ö) 61,590 10,825
Smartstop Self Storage REIT, Inc.(ö) 50,080 1,720
Sun Communities, Inc.(ö) 54,247 6,868
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UDR, Inc.(ö) 70,804 2,385
Ventas, Inc.(ö) 61,781 4,559
VICI Properties, Inc.(ö) 242,154 7,262
Welltower , Inc.(ö) 148,165 26,824
Weyerhaeuser Co.(ö) 50,291 1,157
225,563
Total Common Stocks
(cost $276,147) 362,351
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 16,751,609 (∞) 16,748
Total Short-Term Investments
(cost $16,747) 16,748
Total Investments - 99.5%
(identified cost $292,894) 379,099
Other Assets and Liabilities,
Net - 0.5%
1,901
Net Assets - 100.0%
381,000

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
652 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or S hares $ $ $
0.4%
Cellnex Telecom SA 11/06/23 EUR 13,471 34.64 467
420
CTP NV 04/16/21 EUR 41,127 17.08 702
858
HomeCo . Daily Needs REIT 09/04/25 AUD 355,650 0.91 324 317
1,595
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 473 USD 17,037 12/25 (564)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (564)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 291 SGD 378 11/03/25 (1)
Bank of America EUR 115 USD 133 11/03/25 1
Bank of America JPY 18,152 USD 118 11/04/25 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 24,117 $ — $ — $ 24,117
Belgium — 4,129 — — 4,129
Canada 4,863 — — — 4,863
China — 345 — — 345
France — 9,579 — — 9,579
Germany — 9,262 — — 9,262
Hong Kong — 11,243 — — 11,243
Japan — 34,379 — — 34,379
Netherlands — 858 — — 858
Singapore 2,570 9,865 — — 12,435
Spain — 1,831 — — 1,831

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 653
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Sweden — 5,964 — — 5,964
Switzerland — 3,844 — — 3,844
United Kingdom — 13,939 — — 13,939
United States 225,563 — — — 225,563
Short-Term Investments — — — 16,748 16,748
Total Investments 232,996 129,355 — 16,748 379,099
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 — — — 1
Liabilities
Futures Contracts (564) — — — (564)
Foreign Currency Exchange Contracts (1) — — — (1)
Total Other Financial Instruments
*
$ (564) $ — $ — $ — $ (564)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
75,163 19 .7
Healthcare ..........................................................................................
45,706 12 .0
Industrial ............................................................................................
49,617 13 .0
Lodging/Resorts .................................................................................
16,151 4 .3
Office ..................................................................................................
22,238 5 .8
Residential ..........................................................................................
52,645 13 .8
Retail ..................................................................................................
53,543 14 .1
Self Storage ........................................................................................
17,499 4 .6
Technology .........................................................................................
29,789 7 .8
Short-Term Investments .......................................................
16,748 4 .4
Total Investments ............................................................................... 379,099 99 .5

See accompanying notes which are an integral part of the financial statements.
654 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2025
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 564 $ —
Unrealized depreciation on foreign currency exchange contracts — 1
Total
$ 564 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (205) $ —
Foreign currency exchange contracts — (33)
Total
$ (205) $ (33)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (9) $ —
Foreign currency exchange contracts — 1
Total
$ (9) $ 1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 655
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
656 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 657
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 292,894
Investments, at fair value(>) ........................................................................................................................................................
379,099
Cash .............................................................................................................................................................................................. 97
Foreign currency holdings(^) ....................................................................................................................................................... 249
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 452
Dividends from affiliated funds ....................................................................................................................................... 63
Investments sold ............................................................................................................................................................... 388
Fund shares sold ............................................................................................................................................................... 424
Foreign capital gains taxes recoverable ........................................................................................................................... 130
From broker(a) ................................................................................................................................................................. 1,816
Total assets ...............................................................................................................................................................
382,719
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 427
Fund shares redeemed ...................................................................................................................................................... 255
Accrued fees to affiliates .................................................................................................................................................. 310
Other accrued expenses .................................................................................................................................................... 163
Variation margin on futures contracts .............................................................................................................................. 563
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1
Total liabilities ...........................................................................................................................................................
1,719
Net Assets ...............................................................................................................................................................
$ 381,000

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
658 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 5,555
Shares of beneficial interest .........................................................................................................................................................
126
Additional paid-in capital ............................................................................................................................................................
375,319
Net Assets ...............................................................................................................................................................
$ 381,000
(>)   Investments in affiliates, U.S. Cash Management Fund $ 16,748
(^)     Foreign currency holdings - cost $ 251
(a)     Receivable from Broker for Futures $ 1,816
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 29.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 30.89
Class A — Net assets ........................................................................................................................................................... $ 9,416,499
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 323,467
Net asset value per share: Class C (#) .......................................................................................................................................... $ 27.43
Class C — Net assets ........................................................................................................................................................... $ 4,796,604
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 174,836
Net asset value per share: Class M (#) ......................................................................................................................................... $ 30.18
Class M — Net assets .......................................................................................................................................................... $ 59,169,951
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 1,960,356
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 30.24
Class R6 — Net assets ......................................................................................................................................................... $ 3,133,555
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 103,623
Net asset value per share: Class S (#) .......................................................................................................................................... $ 30.22
Class S — Net assets ............................................................................................................................................................ $ 250,747,570
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,296,375
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 30.23
Class Y — Net assets ........................................................................................................................................................... $ 53,735,804
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,777,835
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 659
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 12,438
Dividends from affiliated funds ....................................................................................................................................... 646
Interest .............................................................................................................................................................................. 45
Less foreign taxes withheld ............................................................................................................................................. (402)
Total investment income ..............................................................................................................................................................
12,727
Expenses
Advisory fees ................................................................................................................................................................... 3,034
Administrative fees .......................................................................................................................................................... 181
Custodian fees .................................................................................................................................................................. 86
Distribution fees - Class A ............................................................................................................................................... 24
Distribution fees - Class C ............................................................................................................................................... 39
Transfer agent fees - Class A ........................................................................................................................................... 19
Transfer agent fees - Class C ........................................................................................................................................... 11
Transfer agent fees - Class M .......................................................................................................................................... 117
Transfer agent fees - Class R6 ......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................ 490
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 94
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ............................................................................................................................... 13
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ..................................................................................................................................................................... 74
Miscellaneous .................................................................................................................................................................. 69
Expenses before reductions .............................................................................................................................................. 4,378
Expense reductions .......................................................................................................................................................... (363)
Net expenses ................................................................................................................................................................................
4,015
Net investment income (loss) .......................................................................................................................................................
8,712
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 8,786
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (205)
Foreign currency exchange contracts ............................................................................................................................... (33)
Foreign currency-related transactions .............................................................................................................................. 98
Net realized gain (loss) ................................................................................................................................................................
8,643
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (12,871)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (9)
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. 5
Net change in unrealized appreciation (depreciation) ................................................................................................................. (12,872)
Net realized and unrealized gain (loss) ........................................................................................................................................ (4,229)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,483

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
660 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 8,712 $ 9,541
Net realized gain (loss) ................................................................................................................ 8,643 8,242
Net change in unrealized appreciation (depreciation) ................................................................. (12,872) 80,373
Net increase (decrease) in net assets from operations ....................................................................... 4,483 98,156
Distributions
To shareholders
Class A ..................................................................................................................................... (307) (188)
Class C ..................................................................................................................................... (137) (87)
Class M .................................................................................................................................... (1,995) (1,407)
Class R6 ................................................................................................................................... (126) (86)
Class S ...................................................................................................................................... (8,134) (5,207)
Class Y ..................................................................................................................................... (1,954) (1,514)
Net decrease in net assets from distributions ..................................................................................... (12,653) (8,489)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (18,707) (41,951)
Total Net Increase (Decrease) in Net Assets ...................................................................
(26,877) 47,716
Net Assets
Beginning of period ........................................................................................................................... 407,877 360,161
End of period ......................................................................................................................................
$ 381,000 $ 407,877

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 661
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 30 $ 844 24 $ 668
Proceeds from reinvestment of distributions 11 305 7 187
Payments for shares redeemed (59) (1,683) (71) (1,953)
Net increase (decrease)
(18) (534) (40) (1,098)
Class C
Proceeds from shares sold 6 163 11 279
Proceeds from reinvestment of distributions 5 137 3 87
Payments for shares redeemed (48) (1,303) (56) (1,477)
Net increase (decrease)
(37) (1,003) (42) (1,111)
Class M
Proceeds from shares sold 581 17,134 446 12,830
Proceeds from reinvestment of distributions 68 1,994 48 1,406
Payments for shares redeemed (932) (27,881) (519) (14,887)
Net increase (decrease)
(283) (8,753) (25) (651)
Class R6
Proceeds from shares sold 231 6,709 22 614
Proceeds from reinvestment of distributions 4 126 3 86
Payments for shares redeemed (266) (7,789) (11) (315)
Net increase (decrease)
(31) (954) 14 385
Class S
Proceeds from shares sold 1,639 49,142 1,363 38,855
Proceeds from reinvestment of distributions 275 8,105 178 5,190
Payments for shares redeemed (1,857) (54,953) (2,518) (72,336)
Net increase (decrease)
57 2,294 (977) (28,291)
Class Y
Proceeds from shares sold 126 3,803 64 1,789
Proceeds from reinvestment of distributions 66 1,954 52 1,514
Payments for shares redeemed (531) (15,514) (493) (14,488)
Net increase (decrease)
(339) (9,757) (377) (11,185)
Total increase (decrease)
(651) $ (18,707) (1,447) $ (41,951)

See accompanying notes which are an integral part of the financial statements.
662 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 29.68 23.66 25.23 37.09 26.92
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.58 .58 .59 .46 .63
$ Net Realized and Unrealized Gain (Loss) (.23) 5.98 (1.62) (9.80) 9.99
$ Total from Investment Operations .35 6.56 (1.03) (9.34) 10.62
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.92) (.54) (.54) (1.12) (.45)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.39) —
$ Total Distributions (.92) (.54) (.54) (2.52) (.45)
$ Net Asset Value, End of Period 29.11 29.68 23.66 25.23 37.09
% Total Return
(±)
1.29 27.87 (4.24) (26.85) 39.58
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 9,416 10,149 9,037 10,570 16,012
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.42 1.42 1.42 1.39 1.38
% Expenses, Net
(Ƃ)
1.34 1.35 1.37 1.34 1.33
% Net Investment Income
(Ƃ)
2.03 2.10 2.24 1.44 1.87
% Portfolio Turnover Rate 67 70 63 68 81
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 28.02 22.39 23.95 35.34 25.77
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.35 .36 .37 .21 .35
$ Net Realized and Unrealized Gain (Loss) (.23) 5.65 (1.53) (9.31) 9.55
$ Total from Investment Operations .12 6.01 (1.16) (9.10) 9.90
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.71) (.38) (.40) (.99) (.33)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.29) —
$ Total Distributions (.71) (.38) (.40) (2.29) (.33)
$ Net Asset Value, End of Period 27.43 28.02 22.39 23.95 35.34
% Total Return .52 26.94 (4.97) (27.42) 38.50
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 4,797 5,932 5,678 7,166 11,271
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.17 2.17 2.17 2.14 2.13
% Expenses, Net
(Ƃ)
2.09 2.10 2.12 2.09 2.08
% Net Investment Income
(Ƃ)
1.28 1.36 1.49 .68 1.09
% Portfolio Turnover Rate 67 70 63 68 81

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 663
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 30.74 24.48 26.06 38.24 27.71
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.71 .70 .71 .59 .84
$ Net Realized and Unrealized Gain (Loss) (.25) 6.20 (1.68) (10.14) 10.22
$ Total from Investment Operations .46 6.90 (.97) (9.55) 11.06
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.02) (.64) (.61) (1.17) (.53)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.45) —
$ Total Distributions (1.02) (.64) (.61) (2.63) (.53)
$ Net Asset Value, End of Period 30.18 30.74 24.48 26.06 38.24
% Total Return 1.62 28.34 (3.90) (26.62) 40.07
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 59,170 68,961 55,520 83,807 123,210
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.16 1.17 1.17 1.14 1.13
% Expenses, Net
(Ƃ)
.99 1.00 1.02 .99 .98
% Net Investment Income
(Ƃ)
2.38 2.44 2.59 1.79 2.36
% Portfolio Turnover Rate 67 70 63 68 81
Class R6
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 30.79 24.52 26.10 38.29 27.74
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.67 .74 .72 .61 .78
$ Net Realized and Unrealized Gain (Loss) (.18) 6.19 (1.68) (10.14) 10.32
$ Total from Investment Operations .49 6.93 (.96) (9.53) 11.10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.04) (.66) (.62) (1.19) (.55)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.46) —
$ Total Distributions (1.04) (.66) (.62) (2.66) (.55)
$ Net Asset Value, End of Period 30.24 30.79 24.52 26.10 38.29
% Total Return 1.72 28.42 (3.84) (26.56) 40.16
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,134 4,138 2,955 1,893 2,888
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.02 1.02 1.02 .99 .98
% Expenses, Net
(Ƃ)
.92 .93 .95 .92 .91
% Net Investment Income
(Ƃ)
2.24 2.52 2.64 1.86 2.22
% Portfolio Turnover Rate 67 70 63 68 81

See accompanying notes which are an integral part of the financial statements.
664 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 30.78 24.51 26.10 38.28 27.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.68 .68 .68 .56 .74
$ Net Realized and Unrealized Gain (Loss) (.25) 6.20 (1.68) (10.14) 10.29
$ Total from Investment Operations .43 6.88 (1.00) (9.58) 11.03
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.99) (.61) (.59) (1.16) (.50)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.43) —
$ Total Distributions (.99) (.61) (.59) (2.60) (.50)
$ Net Asset Value, End of Period 30.22 30.78 24.51 26.10 38.28
% Total Return 1.52 28.22 (4.01) (26.67) 39.90
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 250,747 253,559 225,853 355,075 542,275
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.17 1.17 1.17 1.14 1.13
% Expenses, Net
(Ƃ)
1.09 1.10 1.12 1.09 1.08
% Net Investment Income
(Ƃ)
2.28 2.35 2.49 1.69 2.12
% Portfolio Turnover Rate 67 70 63 68 81
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 30.78 24.51 26.09 38.28 27.73
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.73 .74 .73 .62 .88
$ Net Realized and Unrealized Gain (Loss) (.23) 6.19 (1.68) (10.14) 10.22
$ Total from Investment Operations .50 6.93 (.95) (9.52) 11.10
Less distributions:
– – – – –
$ Distributions from Net Investment Income (1.05) (.66) (.63) (1.20) (.55)
$ Distributions from Net Realized Gain — — — (1.01) —
$ Return of Capital — — — (.46) —
$ Total Distributions (1.05) (.66) (.63) (2.67) (.55)
$ Net Asset Value, End of Period 30.23 30.78 24.51 26.09 38.28
% Total Return 1.75 28.46 (3.82) (26.54) 40.20
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 53,736 65,138 61,118 85,474 126,027
Ratio to average net assets:
– – – – –
% Expenses, Gross .97 .97 .97 .94 .93
% Expenses, Net
(Ƃ)
.89 .90 .92 .89 .88
% Net Investment Income
(Ƃ)
2.44 2.56 2.64 1.88 2.46
% Portfolio Turnover Rate 67 70 63 68 81

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 665
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 235,847
Administrative fees 15,543
Distribution fees 5,131
Shareholder servicing fees 1,034
Transfer agent fees 50,882
Trustees' fees 1,506
$ 309,943
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,047 $ 153,212 $ 147,510 $ (3) $ 2 $ 16,748 $ 646 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 316,871,181 $ 66,503,419 $ (4,275,098) $ 62,228,321
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 3,363,462 $ (60,021,965) $ 62,213,197 $ — $ 5,554,694
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 12,652,820 $ — $ — $ 8,488,602 $ — $ —

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
666 Global Real Estate Securities Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 667
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 34.7%
Corporate Bonds and Notes - 14.9%
Consumer Discretionary - 3.0%
Cable One, Inc.
6.838% due 03/15/26 (ž) 721 703
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 839 811
DraftKings , Inc.
4.982% due 03/15/28 (ž) 229 204
Etsy, Inc.
0.250% due 06/15/28 978 873
FuboTV , Inc.
3.250% due 02/15/26 556 552
JetBlue Airways Corp.
0.500% due 04/01/26 628 614
LCI Industries
1.125% due 05/15/26 798 782
Magnite , Inc.
0.250% due 03/15/26 812 793
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 800 763
Peloton Interactive, Inc.
5.604% due 02/15/26 (ž) 169 166
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 759 749
Vail Resorts, Inc.
5.093% due 01/01/26 (ž) 760 754
Winnebago Industries, Inc.
3.250% due 01/15/30 596 547
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 380 370
8,681
Consumer Staples - 0.6%
Alarm.com, Inc.
4.744% due 01/15/26 (ž) 469 464
CVS Health Corp.
7.000% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.886%)(Ê) 143 150
HRB Winddown , Inc.
8.875% due 03/15/25 (Š)(Þ) 1,640 —
MGP Ingredients, Inc.
1.875% due 11/15/41 716 688
Spectrum Brands, Inc.
3.375% due 06/01/29 510 476
1,778
Energy - 1.1%
Array Technologies, Inc.
1.000% due 12/01/28 698 618
BP Capital Markets PLC
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.924%)(Ê)(ƒ) 76 79
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 36 38
Energy Transfer, LP
Series B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 12/31/99 (USD 3 Month
SOFR + 4.155%)(Ê)(ƒ) 103 103
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 122 126
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 59 59
Enphase Energy, Inc.
5.606% due 03/01/26 (ž) 370 363
6.354% due 03/01/28 (ž) 608 527
Green Plains, Inc.
2.250% due 03/15/27 359 344
Nabors Industries, Inc.
1.750% due 06/15/29 640 497
Phillips 66 Co.
Series A
5.875% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.283%)(Ê) 95 95
Series B
6.200% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.166%)(Ê) 85 86
XPLR Infrastructure, LP
2.500% due 06/15/26 (Þ) 382 375
3,310
Financial Services - 3.7%
Affirm Holdings, Inc.
4.290% due 11/15/26 (ž) 525 503
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.868%)(Ê)(ƒ) 58 57
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 51 48
American National Group, Inc.
7.000% due 12/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.183%)(Ê) 30 31
Ares Finance Co. III LLC
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 40 39
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
SOFR + 4.135%)(Ê) 71 73
Athene Holding, Ltd.
6.875% due 06/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.582%)(Ê) 71 72
Bank of America Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
668 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.518% due 10/25/35 (SOFR +
1.738%)(Ê) 112 115
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.351%)(Ê)(ƒ) 130 132
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.684%)(Ê)(ƒ) 202 210
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 82 83
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 47 46
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 26 26
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 843 835
Block, Inc.
5.089% due 05/01/26 (ž) 248 242
0.250% due 11/01/27 297 273
Charles Schwab Corp. (The)
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 207 194
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 39 39
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 175 183
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 125 133
Series FF
6.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.726%)(Ê)(ƒ) 227 233
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 187 192
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 52 53
Enstar Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 73 72
Equitable Holdings, Inc.
6.700% due 03/28/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 55 58
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 53
Global Atlantic Finance Co.
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 95 93
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 48 50
Goldman Sachs Capital I, Ltd.
6.345% due 02/15/34 27 29
Goldman Sachs Group, Inc. (The)
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.461%)(Ê)(ƒ) 89 93
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 82
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 208 221
Hartford Insurance Group, Inc. (The)
Series ICON
6.598% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 61 58
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 36 35
Series K
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(ƒ) 70 69
JPMorgan Chase & Co.
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 130 137
Series OO
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.152%)(Ê)(ƒ) 67 70
Lincoln National Corp.
Series C

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 50 54
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 22
MetLife Capital Trust IV
7.875% due 12/15/67 (Þ) 150 168
MetLife, Inc.
6.400% due 12/15/66 25 26
9.250% due 04/08/68 (Þ) 125 151
Pebblebrook Hotel Trust
1.750% due 12/15/26 679 652
1.625% due 01/15/30 (Þ) 135 127
PennyMac Corp.
5.500% due 03/15/26 663 662
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 127 123
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 66 66
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 107 109
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 108 111
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 75 75
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 45 47
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 35 38
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 33 35
Redfin Corp.
0.500% due 04/01/27 759 709
Redwood Trust, Inc.
7.750% due 06/15/27 610 613
Reinsurance Group of America, Inc.
6.650% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.392%)(Ê) 62 65
Repay Holdings Corp.
7.974% due 02/01/26 (Þ)(ž) 293 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SBL Holdings, Inc.
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 99 95
9.508% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 85 88
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 126 131
Summit Hotel Properties, Inc.
1.500% due 02/15/26 657 648
Two Harbors Investment Corp.
6.250% due 01/15/26 440 439
Upstart Holdings, Inc.
0.250% due 08/15/26 194 186
US Bancorp
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 27 27
Voya Financial, Inc.
Series A
7.758% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.358%)(Ê)(ƒ) 17 18
Wells Fargo & Co.
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 74 78
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 101 108
Series *
5.950% due 12/01/86 44 46
10,936
Health Care - 2.5%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 639 576
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 645 614
BridgeBio Pharma, Inc.
2.250% due 02/01/29 155 164
CONMED Corp.
2.250% due 06/15/27 969 927
CVS Health Corp.
6.750% due 12/10/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.516%)(Ê) 18 19
DexCom , Inc.
0.250% due 11/15/25 559 558
Envista Holdings Corp.
1.750% due 08/15/28 650 616
Esperion Therapeutics, Inc.
4.000% due 11/15/25 264 263
Guardant Health, Inc.
0.000% due 11/15/27 (ž) 378 402

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
670 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Haemonetics Corp.
5.077% due 03/01/26 (ž) 659 648
2.500% due 06/01/29 246 230
Herbalife, Ltd.
4.250% due 06/15/28 449 426
NeoGenomics , Inc.
0.250% due 01/15/28 489 426
Novocure , Ltd.
79.936% due 11/01/25 (ž) 527 526
Teladoc Health, Inc.
1.250% due 06/01/27 937 881
7,276
Producer Durables - 0.1%
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 240 226
Technology - 3.2%
Airbnb, Inc.
4.718% due 03/15/26 (ž) 753 740
Bandwidth, Inc.
0.500% due 04/01/28 1,095 928
Bentley Systems, Inc.
0.375% due 07/01/27 235 223
Bill.com Holdings, Inc.
4.248% due 04/01/27 (ž) 413 389
Cerence , Inc.
1.500% due 07/01/28 390 331
DigitalOcean Holdings, Inc.
4.968% due 12/01/26 (ž) 259 246
Evolent Health, Inc.
3.500% due 12/01/29 127 100
Fastly , Inc.
4.674% due 03/15/26 (ž) 107 105
7.750% due 06/01/28 (Þ) 169 180
Five9, Inc.
1.000% due 03/15/29 970 865
Fiverr International, Ltd.
82.722% due 11/01/25 (ž) 553 552
Groupon, Inc.
1.125% due 03/15/26 297 269
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 401 390
Mitek Systems, Inc.
0.750% due 02/01/26 422 416
Okta , Inc.
0.375% due 06/15/26 884 860
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 274 281
Q2 Holdings, Inc.
0.125% due 11/15/25 270 269
Snap, Inc.
0.750% due 08/01/26 257 248
5.138% due 05/01/27 (ž) 294 273
0.125% due 03/01/28 166 149
Unity Software, Inc.
4.834% due 11/15/26 (ž) 511 487
Upwork , Inc.
0.250% due 08/15/26 579 562
Ziff Davis, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 11/01/26 380 365
9,228
Utilities - 0.7%
AES Corp. (The)
6.950% due 07/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê) 56 54
Alliant Energy Corp.
5.750% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.077%)(Ê) 55 55
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 29 32
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 68 66
Series *
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 85 89
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 85 85
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 80 81
CenterPoint Energy, Inc.
6.700% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.586%)(Ê) 22 23
Series A
7.000% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.254%)(Ê) 44 46
Series B
6.850% due 02/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.946%)(Ê) 22 24
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 127 117
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 53 55
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 45 47
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 138 140
Series **

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 671
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.262%)(Ê) 78 79
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 43 45
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 31 31
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 55 58
EUSHI Finance, Inc.
Series WI
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê) 44 46
Evergy , Inc.
6.650% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.558%)(Ê) 45 46
Exelon Corp.
6.500% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.975%)(Ê) 24 25
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 126 136
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 89 93
6.375% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.053%)(Ê) 36 38
5.650% due 05/01/79 (USD 3 Month
SOFR + 3.156%)(Ê) 20 20
Series .
6.500% due 08/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.979%)(Ê) 105 112
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 26 27
6.375% due 03/31/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.527%)(Ê) 51 53
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 112 110
6.400% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 114 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 101 105
6.375% due 04/01/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.632%)(Ê) 75 77
2,132
43,567
International Debt - 19.7%
Abu Dhabi Government International
Bond
4.250% due 10/02/35 (Þ) 380 379
3.125% due 09/30/49 (Þ) 255 189
Aeropuerto Internacional De Tocumen
SA
5.125% due 08/11/61 (Þ) 662 530
African Export-Import Bank (The)
3.994% due 09/21/29 (Þ) 348 329
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 150 147
AltaGas , Ltd.
7.200% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.573%)(Ê)(Þ) 62 64
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 200 195
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 150 123
Series *
4.125% due 07/09/35 (~)(Ê) 562 394
AXA SA
8.600% due 12/15/30 40 47
Bahrain Government International
Bond
6.750% due 09/20/29 (Þ) 200 209
6.625% due 10/06/37 (Þ) 200 203
Banco de Credito del Peru SA
5.650% due 01/15/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê)(Þ) 46 46
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 213
Banco do Estado do Rio Grande do
Sul SA
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 199
Banco Nacional de Panama
2.500% due 08/11/30 (Þ) 203 179
Banco Santander SA
Series _

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
672 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 244
Series 0000
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.753%)(Ê)(ƒ) 200 197
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 562 548
Bapco Energies BSC Closed
8.375% due 11/07/28 (Þ) 572 620
Barclays Bank PLC
6.278% due 12/31/99 (USD 3 Month
SOFR + 1.550%)(Ê)(ƒ) 40 42
Barclays PLC
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 226
Bell Canada
6.875% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.390%)(Ê) 80 84
7.000% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.363%)(Ê) 89 93
BNP Paribas SA
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 211
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.727%)(Ê)(ƒ)(Þ) 200 213
Brazilian Government International
Bond
7.250% due 01/12/56 200 203
Brookfield Finance, Inc.
6.300% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.076%)(Ê) 40 40
CBB International Sukuk Programme ,
Co.
3.950% due 09/16/27 (Þ) 200 196
Centrais Eletricas Brasileiras SA
4.625% due 02/04/30 (Þ) 350 339
CFAMC III Co., Ltd.
4.750% due 04/27/27 (Þ) 595 597
CFAMC IV Co., Ltd.
Series EMTN
3.375% due 02/24/30 (Þ) 377 359
Chile Government International Bond
2.550% due 07/27/33 203 176
China Government International Bond
4.125% due 11/20/27 (Þ) 273 278
Colombia Government International
Bond
8.500% due 04/25/35 455 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comision Ejecutiva Hidroelectrica del
Rio Lempa
8.650% due 01/24/33 (Þ) 709 751
Comision Federal de Electricidad
Series EMTN
5.000% due 07/30/49 (Þ) 352 303
Commerzbank AG
Series EMTN
7.500% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.322%)
(Ê)(ƒ)(Þ) 200 210
Corp. Financiera de Desarrollo SA
2.400% due 09/28/27 (Þ) 200 194
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51 (Þ) 671 443
6.780% due 01/13/55 (Þ) 200 219
6.780% due 01/13/55 (Þ) 200 219
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 232 243
Credit Agricole SA
7.125% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.584%)
(Ê)(ƒ)(Þ) 200 206
DAE Sukuk Difc , Ltd.
4.500% due 10/16/30 (Þ) 200 199
Dai-ichi Life Insurance Co., Ltd. (The)
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê)(ƒ)(Þ) 200 210
Dominican Republic International
Bond
5.875% due 10/28/35 (Þ) 326 325
6.950% due 03/15/37 (Þ) 300 321
6.850% due 01/27/45 (Þ) 138 145
5.875% due 01/30/60 (Þ) 314 285
DP World, Ltd.
6.850% due 07/02/37 (Þ) 620 715
Ecopetrol SA
4.625% due 11/02/31 232 208
8.375% due 01/19/36 62 64
7.375% due 09/18/43 306 283
5.875% due 05/28/45 105 80
5.875% due 11/02/51 179 132
Ecuador Government International
Bond
6.900% due 07/31/30 (~)(Ê)(Þ) 424 387
6.900% due 07/31/35 (~)(Ê)(Þ) 273 209
EDO Sukuk , Ltd.
5.662% due 07/03/31 (Þ) 268 282
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 214
8.500% due 01/31/47 (Þ) 400 368
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 171 189
Empresa de Transmision Electrica SA
5.125% due 05/02/49 (Þ) 732 565
Empresa Nacional del Petroleo

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 673
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 09/14/47 (Þ) 921 770
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 87 93
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 75 75
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 137 138
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 35 36
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 86 93
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 162 186
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 59 59
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 31 31
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 85 91
Eskom Holdings SOC, Ltd.
6.350% due 08/10/28 (Þ) 539 556
Export-Import Bank of India
2.250% due 01/13/31 (Þ) 784 703
First Majestic Silver Corp.
0.375% due 01/15/27 50 56
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 297
4.250% due 07/23/29 (Þ) 342 317
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 200 208
Gaci First Investment Co.
5.375% due 10/13/22 (Þ) 310 278
Georgian Railway JSC
4.000% due 06/17/28 (Þ) 363 340
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 19 18
5.000% due 07/03/29 (~)(Ê)(Þ) 171 166
Grupo Energia Bogota SA ESP
4.875% due 05/15/30 (Þ) 509 506
Guatemala Government International
Bond
4.875% due 02/13/28 (Þ) 200 200
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 497 517
HSBC Holdings PLC
6.500% due 09/15/37 100 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 204
Hungary Government International
Bond
5.375% due 09/26/30 (Þ) 533 548
Indonesia Asahan Aluminium PT /
Mineral Industri Indonesia Persero
PT
5.800% due 05/15/50 (Þ) 200 199
Indonesia Government International
Bond
5.650% due 01/11/53 200 206
ING Groep NV
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(Þ) 200 216
Series .
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.594%)
(Ê)(ƒ) 200 208
Instituto Costarricense de Electricidad
6.375% due 05/15/43 (Þ) 762 752
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 212
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 200 212
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 200 203
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 464 468
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 400 398
KSA Ijarah Sukuk , Ltd.
4.875% due 09/09/35 (Þ) 464 470
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 652 655
Lloyds Banking Group PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 216
Lebanon Government International
Bond
6.650% due 11/03/28 (Æ)(Ø)(Þ) 483 110
Mazoon Assets Co. SAOC
5.200% due 11/08/27 (Þ) 545 552
Meiji Yasuda Life Insurance Co.
5.800% due 09/11/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.033%)(Ê)(Þ) 200 206
6.100% due 06/11/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.911%)(Ê)(Þ) 200 210
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 213 187

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
674 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico Government International
Bond
7.375% due 05/13/55 200 224
MVM Energetika Zrt .
7.500% due 06/09/28 (Þ) 701 744
NatWest Group PLC
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 225
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 565 615
Nomura Holdings, Inc.
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.084%)(Ê)(ƒ) 200 207
OCP SA
3.750% due 06/23/31 (Þ) 755 708
7.500% due 05/02/54 (Þ) 103 115
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 245 245
Omniyat Sukuk 1, Ltd.
8.375% due 05/06/28 (Þ) 604 612
OQ SAOC
5.125% due 05/06/28 (Þ) 618 624
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 200 203
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 753 712
Panama Government International
Bond
3.875% due 03/17/28 200 197
2.252% due 09/29/32 200 165
8.000% due 03/01/38 200 233
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 211
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 200 204
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 650 493
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 270 273
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
4.875% due 07/17/49 (Þ) 318 277
Peruvian Government International
Bond
5.375% due 02/08/35 163 168
5.500% due 03/30/36 185 190
Petrobras Global Finance BV
5.125% due 09/10/30 8 8
6.250% due 01/10/36 280 277
6.900% due 03/19/49 100 100
6.750% due 06/03/50 2 2
6.850% due 12/31/99 677 654
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 63 14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/12/27 (Æ)(Ø)(Þ) 317 71
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 1,231 887
Petroleos Mexicanos
6.375% due 01/23/45 113 92
6.625% due 12/31/99 (Þ) 894 682
Series WI
6.750% due 09/21/47 750 618
7.690% due 01/23/50 701 635
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 207
5.848% due 04/03/55 (Þ) 200 213
3.404% due 04/28/61 (Þ) 1,323 921
Philippines Government International
Bond
5.170% due 10/13/27 200 204
1.950% due 01/06/32 401 349
PRIO Luxembourg Holding Sarl
6.750% due 10/15/30 (Þ) 200 197
Republic of Azerbaijan Government
International Bond
3.500% due 09/01/32 (Þ) 108 101
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 200 214
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 83 85
Series 10Y
5.375% due 02/12/35 345 361
Series 30Y
5.500% due 03/18/54 136 134
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 200 215
7.950% due 11/19/54 (Þ) 200 214
Republic of Uzbekistan Government
International Bond
3.900% due 10/19/31 (Þ) 200 186
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 106 108
3.000% due 02/14/31 (Þ) 190 170
7.500% due 02/10/37 (Þ) 240 263
4.000% due 02/14/51 (Þ) 202 139
7.625% due 01/17/53 (Þ) 202 224
Royal Bank of Canada
6.500% due 11/24/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.462%)(Ê) 200 200
SABIC Capital I BV
3.000% due 09/14/50 (Þ) 441 292
Samruk-Kazyna JSC
2.000% due 10/28/26 (Þ) 200 194
Saudi Arabian Oil Co.
2.250% due 11/24/30 (Þ) 660 595
3.500% due 11/24/70 (Þ) 214 141
Saudi Government International Bond

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 01/18/53 (Þ) 420 385
Sea, Ltd.
0.250% due 09/15/26 714 688
Societe Generale SA
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 200 200
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 221
South Bow Canadian Infrastructure
Holdings, Ltd.
Series WI
7.500% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.667%)(Ê) 77 82
7.625% due 03/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.949%)(Ê) 95 99
Southern Gas Corridor CJSC
6.875% due 03/24/26 (Þ) 281 284
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 62 48
3.600% due 05/15/36 (~)(Ê)(Þ) 34 31
3.600% due 02/15/38 (~)(Ê)(Þ) 131 121
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 190
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 215
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 665 702
Tecpetrol SA
7.625% due 11/03/30 (Þ) 78 78
Telecommunications Co. Telekom
Srbija AD Belgrade
7.000% due 10/28/29 (Þ) 432 435
TELUS Corp.
7.000% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.709%)(Ê) 50 53
Series **
6.625% due 10/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.769%)(Ê) 70 72
Tierra Mojada Luxembourg II SARL
5.750% due 12/01/40 (Þ) 211 208
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 211
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 10/31/85 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.721%)(Ê) 200 202
Trade and Development Bank of
Mongolia LLC
8.500% due 12/23/27 (Þ) 522 517
TransCanada Trust
5.300% due 03/15/77 (USD 3 Month
SOFR + 3.208%)(Ê) 19 19
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 37 37
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 131 130
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 607 643
Trinidad Generation UnLimited
7.750% due 06/16/33 (Þ) 583 612
Turkiye Government International
Bond
Series 5Y
9.875% due 01/15/28 210 231
Turkiye Ihracat Kredi Bankasi AS
5.750% due 07/06/26 (Þ) 700 704
UBS Group AG
7.000% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 3.296%)
(Ê)(ƒ)(Þ) 200 202
7.750% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 4.160%)
(Ê)(ƒ)(Þ) 200 212
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 218
Ukraine Government International
Bond
11.323% due 02/01/34 (~)(Ê)(Þ)(ž) 150 62
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 113 60
7.581% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 245 125
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (Æ)(Ø)(Þ) 733 564
Uruguay Government International
Bond
5.750% due 10/28/34 395 424
5.442% due 02/14/37 63 66
4.975% due 04/20/55 72 67
5.250% due 09/10/60 165 158
Uzbekneftegaz JSC
4.750% due 11/16/28 (Þ) 687 651
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 178 42
12.750% due 08/23/22 (Æ)(Ø)(Þ) 112 33
9.000% due 05/07/23 (Æ)(Ø)(Þ) 176 46
Vodafone Group PLC
Series NC30

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
676 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 50 40
YPF SA
6.950% due 07/21/27 (Þ) 166 166
8.500% due 06/27/29 (Þ) 523 532
7.000% due 12/15/47 (Þ) 40 34
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 64 61
57,662
Non-US Bonds - 0.1%
Banco de Sabadell SA
Series .
6.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.281%)(Ê)(ƒ)(Þ) EUR 200 242
Cooperatieve Rabobank UA
Series *
6.500% due 12/29/49 (~)(Ê)(Þ) EUR 37 49
291
Total Long-Term Fixed
Income Investments
(cost $98,486) 101,520
Common Stocks - 52.8%
Consumer Discretionary - 6.8%
Academy Sports & Outdoors, Inc. 4,740 227
Alibaba Group Holding, Ltd. 64,560 1,372
Alibaba Group Holding, Ltd. - ADR 1,021 174
Allegro.eu SA(Æ)(Þ) 4,703 44
Amazon.com, Inc.(Æ) 4,730 1,155
API Group Corp.(Æ) 1,145 42
Autoliv , Inc. 1,454 170
AutoZone, Inc.(Æ) 70 257
Bridgestone Corp. 2,700 118
BYD Co., Ltd. Class H 11,500 149
Caesars Entertainment, Inc.(Æ) 5,723 115
Chipotle Mexican Grill, Inc. Class
A(Æ)
2,591 82
Cie Financiere Richemont SA Class A 3,073 607
Cie Generale des Etablissements
Michelin SCA
8,518 272
Costco Wholesale Corp. 508 463
Coupang , Inc.(Æ) 1,308 42
Damai Entertainment Holdings, Ltd.
(Æ)
200,000 24
Dassault Aviation SA 269 86
Davide Campari-Milano NV SpA 41,909 289
De' Longhi SpA 748 27
Deckers Outdoor Corp.(Æ) 2,775 226
Denny's Corp.(Æ) 44,133 173
Diageo PLC 4,992 115
DiDi Global, Inc. - ADR(Æ) 8,336 54
DraftKings , Inc. Class A(Æ) 2,100 64
Driven Brands Holdings, Inc.(Æ) 13,782 198
eBay, Inc. 3,183 259
Ferguson Enterprises, Inc. 1,368 340
Ferrari NV 153 61
Foschini Group, Ltd. (The) 10,138 54
Fox Corp. Class A 1,918 124
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fox Corp. Class B 5,326 311
Games Workshop Group PLC 191 40
Garmin, Ltd. 1,268 271
General Motors Co. 5,167 357
Grab Holdings, Ltd. Class A(Æ) 20,599 124
Hanwha Aerospace Co., Ltd. 102 70
Home Depot, Inc. (The) 108 41
Howden Joinery Group PLC 21,171 241
Hoya Corp. 900 146
Hubbell, Inc. Class B 405 190
Hyundai Department Store Co., Ltd. 659 37
IAC, Inc.(Æ) 6,307 203
Industria de Diseno Textil SA 2,656 146
InterContinental Hotels Group PLC 1,462 176
JD.com, Inc. Class A 2,800 46
Kia Corp. 1,369 115
Kingfisher PLC 23,261 94
Kuaishou Technology(Þ) 32,000 298
Kyocera Corp. 18,300 243
Las Vegas Sands Corp. 4,998 297
Li Ning Co., Ltd. 49,500 108
LVMH Moet Hennessy Louis Vuitton
SE
961 679
Magazine Luiza SA 37,522 59
Matthews International Corp. Class A 7,579 177
McDonald's Corp. 1,268 378
MercadoLibre , Inc.(Æ) 191 445
Murata Manufacturing Co., Ltd. 18,700 410
Netflix, Inc. Class B(Æ) 425 476
Next PLC 1,534 289
NIKE, Inc. Class B 6,388 413
NIO, Inc. - ADR(Æ) 17,862 129
O'Reilly Automotive, Inc.(Æ) 2,022 191
Oriental Holdings BHD 11,974 20
Pernod Ricard SA 1,642 161
Remy Cointreau SA 2,443 121
Rolls-Royce Holdings PLC 9,613 147
Sands China, Ltd. 48,800 127
Scout24 SE(Þ) 525 61
SCREEN Holdings Co., Ltd. 2,400 228
Sea, Ltd. - ADR(Æ) 2,719 425
Sekisui Chemical Co., Ltd. 5,300 92
SJM Holdings, Ltd.(Æ) 63,000 23
Teleperformance SE 279 20
Tencent Holdings, Ltd. 17,032 1,384
Tencent Holdings, Ltd. - ADR 1,327 108
Tesla, Inc.(Æ) 955 436
TJX Cos., Inc. (The) 3,926 550
Tokyo Broadcasting System Holdings,
Inc.
600 21
Toyota Motor Corp. 12,800 261
Tri Pointe Homes, Inc.(Æ) 15,851 505
Universal Music Group NV 4,577 123
Volkswagen AG 602 63
Walmart, Inc. 676 68
Yamaha Corp. 26,000 164
Zalando SE(Æ)(Þ) 8,031 225
19,916
Consumer Staples - 2.3%
Altria Group, Inc. 5,207 294
Ambev SA 29,882 71

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 677
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch InBev SA 2,987 182
Astarta Holding PLC 1,291 16
Beiersdorf AG 1,075 114
BIM Birlesik Magazalar AS 5,204 67
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
5,335 20
Brown-Forman Corp. Class B 1,780 48
Carrefour SA 4,258 64
China Mengniu Dairy Co., Ltd. 51,000 93
Coca-Cola Consolidated, Inc. 900 117
DO & CO AG 341 81
Essity Aktiebolag Class B 3,256 89
First Pacific Co., Ltd. 22,000 18
First Resources, Ltd. 23,000 35
Genting Plantations Bhd 17,600 21
Golden Agri-Resources, Ltd. 506,020 109
Grocery Outlet Holding Corp.(Æ) 17,201 234
GS Holdings Corp. 945 32
Haleon PLC 46,163 215
Henkel AG & Co. KGaA 408 30
Hershey Co. (The) 1,081 183
Hormel Foods Corp. 2,925 63
Imperial Tobacco Group PLC 707 28
JBS NV Class A(Æ) 2,690 36
Kato Sangyo Co., Ltd. 200 8
Kellanova 2,040 169
Kimberly-Clark Corp. 2,175 260
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
MBRF Global Foods Company SA 14,109 47
McCormick & Co., Inc. 1,956 126
Metro, Inc. Class A 294 20
Mondelez International, Inc. Class A 6,301 362
Monster Beverage Corp.(Æ) 4,727 316
National Vision Holdings, Inc.(Æ) 19,219 495
PepsiCo, Inc. 4,279 625
Philip Morris International, Inc. 2,597 375
Pilgrim's Pride Corp. 4,695 179
Procter & Gamble Co. (The) 3,383 509
Puregold Price Club, Inc. 17,454 11
Reckitt Benckiser Group PLC 1,608 123
Shiseido Co., Ltd. 8,800 149
Smithfield Foods, Inc. 4,743 105
Unilever PLC 6,251 375
Wal-Mart de Mexico SAB de CV 30,549 101
Zabka Group SA(Æ) 6,089 35
6,650
Energy - 1.5%
Antero Resources Corp.(Æ) 2,673 83
ARC Resources, Ltd. 1,255 23
Baker Hughes Co. 2,744 133
Cenovus Energy, Inc. 11,208 189
Chevron Corp. 221 35
EOG Resources, Inc. 2,991 317
Eramet SA 743 51
Expro Group Holdings NV(Æ) 12,489 170
Exxon Mobil Corp. 6,395 731
Gazprom PJSC(Æ)(Š) 376,946 —
Japan Petroleum Exploration Co., Ltd. 6,000 50
Liberty Energy, Inc. Class A 10,726 194
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ)
32,700 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NAC Kazatomprom JSC - GDR(Þ) 1,417 83
National Energy Services Reunited
Corp.(Æ)
12,966 164
Paladin Energy, Ltd.(Æ) 16,529 103
Petroleo Brasileiro SA - ADR 5,044 59
Range Resources Corp. 3,659 130
Reliance Industries, Ltd. - GDR(Þ) 3,725 247
Santos, Ltd. 43,352 179
Schlumberger NV 1,440 52
Schneider Electric SE 1,314 373
Shell PLC 5,265 197
Subsea 7 SA 1,003 18
Targa Resources Corp. 802 123
TechnipFMC PLC 5,490 227
Teck Resources, Ltd. Class B 3,207 138
Tourmaline Oil Corp. 1,077 47
Tullow Oil PLC(Æ) 92,600 12
Viper Energy, Inc. Class A 4,806 180
Williams Cos., Inc. (The) 2,838 164
YPF SA - ADR(Æ) 325 12
4,581
Financial Services - 14.4%
3i Group PLC 1,893 109
ABN AMRO Bank NV(Þ) 3,775 113
Aedifica SA(ö) 1,930 141
Aflac, Inc. 2,880 309
Ageas SA 868 57
Agree Realty Corp.(ö) 2,956 216
AIA Group, Ltd. 17,800 173
Air Lease Corp. Class A 193 12
Akbank TAS 38,633 56
Allianz SE 259 104
Allstate Corp. (The) 1,464 280
Alpha Bank SA 44,675 175
American Financial Group, Inc. 240 32
American Homes 4 Rent Class A(ö) 3,751 119
American Integrity Insurance Group,
Inc.(Æ)
13,327 318
American International Group, Inc. 3,166 250
American Tower Corp.(ö) 986 176
Amundi SA(Þ) 324 24
ARGAN SA(ö) 576 45
AvalonBay Communities, Inc.(ö) 652 113
Banco BTG Pactual SA 11,436 104
Bank Leumi Le-Israel BM 2,394 49
Bank Mandiri Persero Tbk PT 1,134,392 321
Bank of America Corp. 7,026 376
Bank of Ireland Group PLC 10,076 165
Bank of Montreal 954 118
Beazley PLC 10,805 132
Berkshire Hathaway, Inc. Class B(Æ) 609 291
BGC Group, Inc. Class A 41,857 383
Big Yellow Group PLC(ö) 5,306 77
BlackRock, Inc. 456 494
Blackstone, Inc. Class A 3,058 448
BNP Paribas SA 1,095 85
Brambles, Ltd. 15,803 257
British Land Co. PLC (The)(ö) 5,770 29
Broadstone Net Lease, Inc.(ö) 23,629 423
Brookfield Corp. 1,091 50
BXP, Inc.(ö) 3,206 228

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
678 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce 1,434 119
Capital One Financial Corp. 1,169 257
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö)
124,700 227
Capitec Bank Holdings, Ltd. 538 119
CareTrust REIT, Inc.(ö) 4,777 166
Castellum AB 3,589 41
Catena AB 915 44
Centurion Accommodation REIT(Æ)
(ö)
96,800 79
Charles Schwab Corp. (The) 4,856 459
Charter Hall Group(ö) 9,031 132
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China International Capital Corp., Ltd.
Class H(Þ)
87,200 236
China Merchants Bank Co., Ltd. Class
H
20,000 125
China Resources Land, Ltd. 27,500 99
Cincinnati Financial Corp. 845 131
Citigroup, Inc. 2,787 282
CK Hutchison Holdings, Ltd. Class B 16,000 106
Close Brothers Group PLC(Æ) 4,313 24
CME Group, Inc. Class A 2,345 623
Country Garden Services Holdings
Co., Ltd.
73,000 58
Credit Agricole SA 1,626 29
Cresud SACIF y A - ADR 2,144 27
Crown Castle, Inc.(ö) 5,315 479
DBS Group Holdings, Ltd. 6,500 269
Derwent London PLC(ö) 1,494 35
Deutsche Boerse AG 155 39
Digital Core REIT Management Pte ,
Ltd.(ö)
144,600 75
Digital Realty Trust, Inc.(ö) 5,547 945
DNB Bank ASA 919 23
E.Sun Financial Holding Co., Ltd. 74,741 72
EastGroup Properties, Inc.(ö) 1,466 256
EQT AB 1,292 45
Equinix , Inc.(ö) 612 518
Equity LifeStyle Properties, Inc. Class
A(ö)
1,623 99
Essex Property Trust, Inc.(ö) 1,909 481
Extra Space Storage, Inc.(ö) 3,492 466
Fastighets AB Balder Class B(Æ) 13,931 102
FinecoBank Banca Fineco SpA 6,106 140
First Abu Dhabi Bank PJSC 7,303 35
First BanCorp 8,907 174
First Industrial Realty Trust, Inc.(ö) 981 54
flatexDEGIRO AG 639 24
Franklin Resources, Inc. 2,218 50
Frasers Centrepoint Trust(ö) 32,200 58
Futu Holdings, Ltd. - ADR 532 106
GLP J-REIT(ö) 44 40
Goldman Sachs Group, Inc. (The) 24 19
Goodman Group(ö) 23,440 505
Grupo Financiero Banorte SAB de CV
Class O
7,748 73
Grupo Financiero Galicia SA
- ADR(Æ)
3,357 198
Guaranty Trust Holding Co. PLC 1,317,906 88
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
697 19
Hana Financial Group, Inc. 3,856 232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Technology Group Co., Ltd. 1,375 23
Hannover Rueck SE 292 83
Hartford Insurance Group, Inc. (The) 1,555 193
HDFC Bank, Ltd. - ADR 22,258 806
Healthcare Realty Trust, Inc.(ö) 14,113 250
Highwoods Properties, Inc.(ö) 2,906 83
Hiscox , Ltd. 6,904 125
Hong Kong Exchanges & Clearing,
Ltd.
6,573 360
Hongkong Land Holdings, Ltd. 7,800 48
Host Hotels & Resorts, Inc.(ö) 27,743 444
HSBC Holdings PLC 1,941 27
Hudson Pacific Properties, Inc.(Æ)(ö) 27,351 67
iA Financial Corp., Inc. 680 80
ICICI Bank, Ltd. - ADR 16,589 503
Industrivarden AB Class A 580 24
ING Groep NV 3,477 87
Ingenia Communities Group(ö) 37,903 139
Intact Financial Corp. 851 159
Intesa Sanpaolo SpA 31,335 202
Investor AB Class B 6,439 213
Invincible Investment Corp.(ö) 95 42
Invitation Homes, Inc.(ö) 18,288 515
Iron Mountain, Inc.(ö) 4,086 421
Itau Unibanco Holding SA - ADR 19,518 144
Japan Hotel REIT Investment Corp.(ö) 77 45
Japan Metropolitan Fund Investment
Corp.(ö)
169 131
Japan Real Estate Investment Corp.(ö) 150 124
JPMorgan Chase & Co. 2,464 767
Kasikornbank PCL - NVDR 3,600 21
KB Financial Group, Inc. 2,183 178
KDX Realty Investment Corp. Class
A(ö)
64 71
Keppel REIT(ö) 112,900 91
Kilroy Realty Corp.(ö) 4,225 178
Kimco Realty Corp.(ö) 21,811 450
Kite Realty Group Trust(ö) 8,102 179
Klepierre SA(ö) 5,201 199
Korean Reinsurance Co. 2,076 15
Land Securities Group PLC(ö) 17,314 142
LEG Immobilien SE 1,484 113
Link REIT(ö) 35,230 184
LondonMetric Property PLC(ö) 96,742 242
Longfor Group Holdings, Ltd.(Þ) 162,500 200
LSR Group PJSC(Æ)(Š) 25,878 —
LX Holdings Corp. 1,079 6
Manulife Financial Corp. 6,201 201
Mapfre SA 12,195 54
Marsh & McLennan Cos., Inc. 1,855 330
Mastercard , Inc. Class A 1,101 608
Mercialys SA(ö) 6,567 80
MetLife, Inc. 2,481 198
Mid-America Apartment Communities,
Inc.(ö)
634 81
Mirvac Group(ö) 72,092 109
Mitsubishi Estate Co., Ltd. 7,800 165
Mitsubishi UFJ Financial Group, Inc. 1,000 15
Mitsui Fudosan Accommodations
Fund, Inc.(ö)
79 66
Mitsui Fudosan Co., Ltd. 36,275 377
Mizuho Financial Group, Inc. 3,500 117

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
5,500 113
Muenchener Rueckversicherungs-
Gesellschaft AG
732 453
NatWest Group PLC 19,238 148
New China Life Insurance Co., Ltd.
Class H
6,600 41
Newmark Group, Inc. Class A 11,885 212
Nippon Prologis REIT, Inc.(ö) 268 156
NN Group NV 1,732 119
Nomura Real Estate Master Fund, Inc.
(ö)
126 134
NU Holdings, Ltd. Class A(Æ) 6,430 104
Nyfosa AB 7,106 61
Omega Healthcare Investors, Inc.(ö) 4,485 188
ORIX Corp. 3,979 97
OUTFRONT Media, Inc.(ö) 3,718 66
Oversea-Chinese Banking Corp., Ltd. 12,700 166
Parkway Life Real Estate Investment
Trust(ö)
16,600 52
Perella Weinberg Partners 15,462 289
Ping An Insurance Group Co. of China,
Ltd. Class H
18,561 134
Piraeus Financial Holdings SA 17,938 140
Principal Financial Group, Inc. 1,220 103
Progressive Corp. (The) 2,709 558
Prologis, Inc.(ö) 6,442 799
Prosperity Bancshares, Inc. 10,963 722
Prosus NV 2,506 173
Public Storage(ö) 1,389 387
QBE Insurance Group, Ltd. 1,718 22
Realty Income Corp.(ö) 4,241 246
RELX PLC 3,212 142
Resona Holdings, Inc. 11,400 111
Royal Bank of Canada 2,478 363
Safestore Holdings PLC(ö) 6,029 57
Sampo Oyj Class A 12,483 139
Samsung Fire & Marine Insurance Co.,
Ltd.
355 110
Saudi National Bank (The) 6,410 68
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Schroders PLC 11,680 58
Segro PLC(ö) 6,477 59
SGS SA 720 81
Shinhan Financial Group Co., Ltd. 1,186 61
Simon Property Group, Inc.(ö) 2,152 378
Sirius Real Estate, Ltd.(ö) 13,869 18
SLM Corp. 16,404 440
Societe Generale SA 3,203 203
Sompo Holdings, Inc. 5,900 180
Standard Bank Group, Ltd. 5,816 86
Stockland(ö) 62,203 256
Sumitomo Mitsui Financial Group, Inc. 5,900 160
Sumitomo Realty & Development Co.,
Ltd.
4,500 192
Sun Communities, Inc.(ö) 2,762 350
Sun Hung Kai Properties, Ltd. 27,500 334
Sun Life Financial, Inc. 1,901 116
Swiss Prime Site AG Class A 1,311 186
Swiss Re AG 1,011 184
Swissquote Group Holding SA 68 43
TAG Immobilien AG 8,855 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Talanx AG 753 92
Tokio Marine Holdings, Inc. 7,000 262
Toronto-Dominion Bank (The) 264 22
Travelers Cos., Inc. (The) 1,266 340
UBS Group AG 4,276 163
UDR, Inc.(ö) 6,394 215
Unibail - Rodamco -Westfield(ö) 984 102
Unipol Gruppo SpA 3,118 68
VGP NV 225 26
VICI Properties, Inc.(ö) 4,484 134
Vienna Insurance Group AG Wiener
Versicherung Gruppe
304 16
Visa, Inc. Class A 532 181
Vonovia SE 5,769 173
VTB Bank PJSC(Æ)(Š) 143,250 —
Warehouses De Pauw CVA(ö) 2,844 72
Webster Financial Corp. 8,194 467
Wells Fargo & Co. 254 22
Welltower , Inc.(ö) 11,655 2,110
Weyerhaeuser Co.(ö) 5,716 131
Wharf Real Estate Investment Co., Ltd. 47,000 133
XP, Inc. Class A 2,306 42
Yellow Cake PLC(Æ)(Þ) 6,508 50
Yoma Strategic Holdings, Ltd.(Æ) 160,282 10
Zurich Insurance Group AG 469 326
42,091
Health Care - 4.5%
Abbott Laboratories 3,575 442
AbbVie, Inc. 1,277 278
Akeso , Inc. Class B(Æ)(Þ) 2,000 29
Ambu A/S Class B 2,256 35
Argenx SE(Æ) 48 39
AstraZeneca PLC 1,380 227
Becton Dickinson & Co. 1,267 226
Bristol-Myers Squibb Co. 7,279 335
Centene Corp.(Æ) 1,573 56
ChemoMetec A/S 959 117
Chong Kun Dang Pharmaceutical Corp. 374 22
Cooper Cos, Inc. (The)(Æ) 1,841 129
Cytek Biosciences, Inc.(Æ) 21,881 85
Daiichi Sankyo Co., Ltd. 4,500 108
Danaher Corp. 470 101
Doximity , Inc. Class A(Æ) 1,836 121
Edwards Lifesciences Corp.(Æ) 1,814 150
Eli Lilly & Co. 740 638
Enovis Corp. Class W(Æ) 9,622 301
Euroapi SA(Æ) 4,610 17
Fresenius Medical Care AG 2,982 160
Fresenius SE & Co. KGaA 1,421 82
Galderma Group AG 350 65
Genmab A/S(Æ) 504 144
Gilead Sciences, Inc. 5,816 697
H Lundbeck A/S 4,603 34
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
12,700 107
Hapvida Participacoes e Investimentos
SA(Æ)(Þ)
7,481 43
Humana, Inc. 661 184
Innovent Biologics, Inc.(Æ)(Þ) 9,000 100
Innoviva , Inc.(Æ) 19,194 349
Insulet Corp.(Æ) 904 283
Intuitive Surgical, Inc.(Æ) 744 397

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ionis Pharmaceuticals, Inc.(Æ) 282 21
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
10,821 105
Johnson & Johnson 7,726 1,459
Kyorin Pharmaceutical Co., Ltd. 3,200 29
Lifco AB Class B 1,335 52
Lonza Group AG 123 85
Medibank Pvt , Ltd. 19,124 61
Medtronic PLC 4,009 364
Merck & Co., Inc. 6,560 564
Novartis AG 3,954 489
Novo Nordisk A/S Class B 4,861 240
PACS Group, Inc.(Æ) 2,347 28
Pro Medicus , Ltd. 137 24
PTC Therapeutics, Inc.(Æ) 4,359 298
RaySearch Laboratories AB 1,523 36
Recordati SpA 624 37
Roche Holding AG 1,242 404
Sanofi SA 5,810 588
Sartorius Stedim Biotech 324 78
Sigma Healthcare, Ltd. 8,798 18
Smith & Nephew PLC 6,973 129
Suzuken Co., Ltd. 300 11
Teleflex, Inc. 7,461 929
Thermo Fisher Scientific, Inc. 274 155
UCB SA 443 114
UnitedHealth Group, Inc. 672 230
Vertex Pharmaceuticals, Inc.(Æ) 286 122
WuXi AppTec Co., Ltd. Class H(Þ) 16,200 225
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 19,500 91
Zai Lab, Ltd.(Æ) 12,600 33
13,120
Materials and Processing - 3.6%
AddTech AB Class B 1,708 58
Albemarle Corp. 162 16
Aluminum Corp. of China, Ltd. Class A 111,900 158
Aluminum Corp. of China, Ltd. Class
H
54,000 69
Amrize , Ltd.(Æ) 3,064 158
Anglo American Platinum, Ltd. 4,801 296
Anglo American PLC 2,355 89
Anglogold Ashanti PLC 7,200 490
ArcelorMittal SA 2,292 87
Aris Mining Corp.(Æ) 4,621 46
Armstrong World Industries, Inc. 437 83
Atlas Arteria, Ltd. 7,454 24
Barrick Mining Corp. 16,242 533
Bear Creek Mining Corp.(Æ) 25,338 10
BHP Group, Ltd. 11,925 339
BlueScope Steel, Ltd. 2,826 42
BrightView Holdings, Inc. 13,484 166
Cameco Corp. 452 46
Capstone Mining Corp.(Æ) 5,735 51
Carrier Global Corp. 1,901 113
CCL Industries, Inc. Class B 1,478 82
Century Aluminum Co.(Æ) 6,794 201
Copart , Inc.(Æ) 2,705 116
CRH PLC 988 117
Croda International PLC 5,683 216
Diploma PLC 1,747 129
First Quantum Minerals, Ltd.(Æ) 9,202 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freeport-McMoRan, Inc. 2,289 95
Fresnillo PLC 7,630 222
Gabriel Resources, Ltd.(Æ) 32,350 2
Geberit AG 156 114
General Electric Co. 283 87
Gibraltar Industries, Inc.(Æ) 3,467 216
Glencore PLC 50,024 239
Gold Fields, Ltd. - ADR 2,290 88
Holcim AG(Æ) 1,840 163
IMCD NV 2,557 265
Impala Platinum Holdings, Ltd. 15,470 165
Ingevity Corp.(Æ) 4,648 250
International Tower Hill Mines, Ltd.
(Æ)
8,741 16
Ivanhoe Electric, Inc.(Æ) 816 12
Ivanhoe Mines, Ltd. Class A(Æ) 14,798 148
K+S AG 8,675 113
Kinross Gold Corp. 3,733 87
Kronos Worldwide, Inc. 39,476 194
Linde PLC 1,193 499
Lotte Chemical Corp. 545 27
MHP SE - GDR(Æ)(Þ) 10,149 57
Mitsui Chemicals, Inc. 1,700 40
Newmont Corp. 455 37
Northern Dynasty Minerals, Ltd.(Æ) 29,820 60
NovaGold Resources, Inc.(Æ) 7,506 62
Nutrien , Ltd. 866 47
Packaging Corp. of America 709 139
Polyus PJSC(Æ)(Š) 57,760 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Reliance, Inc. 426 120
Rio Tinto PLC 6,120 438
Royal Gold, Inc. 296 52
Saudi Basic Industries Corp. 3,809 62
Seabridge Gold, Inc.(Æ) 6,169 148
Sherwin-Williams Co. (The) 490 169
Sibanye Stillwater, Ltd.(Æ) 9,208 24
Siemens AG 779 220
Sociedad Quimica y Minera de Chile
SA - ADR
3,387 166
SOL SpA 917 54
Solstice Advanced Materials Inc.(Æ) 481 22
Sumitomo Metal Mining Co., Ltd. 2,800 92
Symrise AG 3,903 323
Ternium SA - ADR 1,540 56
thyssenkrupp AG 43,745 458
Vale SA 10,810 131
Vale SA Class B - ADR 18,975 229
Wanhua Chemical Group Co., Ltd.
Class A(Æ)
8,900 79
Western Copper & Gold Corp.(Æ) 9,487 20
Zijin Gold International Co., Ltd.(Æ) 8,561 145
Zijin Mining Group Co., Ltd. Class H 74,000 306
10,684
Producer Durables - 7.2%
Aena SME SA(Þ) 15,377 417
Aeroports de Paris SA 1,142 157
Aker ASA Class A 208 16
AMN Healthcare Services, Inc.(Æ) 8,558 169
AP Moller - Maersk A/S Class A 41 85
AP Moller - Maersk A/S Class B 95 196
Atlas Copco AB Class B 4,160 63

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Auckland International Airport, Ltd. 16,502 77
Automatic Data Processing, Inc. 1,356 353
Boeing Co. (The)(Æ) 1,617 325
Canadian National Railway Co. 2,105 202
Canadian Pacific Kansas City, Ltd. 3,102 223
Canon, Inc. 9,700 278
Cellnex Telecom SA(Þ) 749 23
Central Japan Railway Co. 1,000 24
China Communications Services Corp.,
Ltd. Class H
70,000 42
Cleanaway Waste Management, Ltd. 23,565 39
Contemporary Amperex Technology
Co., Ltd. Class A
2,800 154
Contemporary Amperex Technology
Co., Ltd. Class H
4,164 297
COSCO SHIPPING Ports, Ltd. 56,000 41
CSX Corp. 15,566 561
Custom Truck One Source, Inc.(Æ) 56,434 332
Danone SA 3,498 309
Denso Corp. 4,700 66
Deutsche Post AG 5,995 275
DL E&C Co., Ltd. 1,931 58
Eiffage SA 852 105
Embraer SA - ADR 1,391 90
EMCOR Group, Inc. 442 299
Enav SpA (Þ) 3,202 17
Equifax, Inc. 679 143
Ferrovial SE 1,197 74
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
207 18
Fukuda Corp. 300 13
Full Truck Alliance Co., Ltd. - ADR 5,709 74
GEA Group AG 1,469 105
General Dynamics Corp. 2,335 805
Getlink SE 3,441 63
Graco , Inc. 1,183 97
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
4,601 57
Grupo Aeroportuario del Pacifico SAB
de CV Class B
1,022 21
Grupo Aeroportuario del Sureste SAB
de CV Class B
4,154 126
Guangshen Railway Co., Ltd. Class H 64,000 19
Halma PLC 2,924 136
HD Hyundai Electric Co., Ltd. 506 308
Hi Sun Technology China, Ltd.(Æ) 156,000 12
Holley, Inc.(Æ) 98,600 283
Honeywell International, Inc. 1,927 388
Huaming Power Equipment Co., Ltd.
Class A
24,800 91
Hyundai Engineering & Construction
Co., Ltd.
1,379 68
IDEX Corp. 640 110
IMI PLC 1,826 57
Infrastrutture Wireless Italiane SpA (Þ) 2,036 22
International Container Terminal
Services, Inc.
12,950 117
Intertek Group PLC 3,514 234
Japan Airport Terminal Co., Ltd. 1,100 34
JET2 PLC 4,908 86
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
4,500 61
Kamigumi Co., Ltd. 700 21
Kone Oyj Class B 1,244 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Konecranes Oyj 725 72
Koninklijke Vopak NV 708 32
Korean Air Lines Co., Ltd. 651 10
Larsen & Toubro, Ltd. - GDR(Þ) 3,521 159
Leader Harmonious Drive Systems Co.,
Ltd. Class A
3,041 70
Lens Technology Co., Ltd. Class H 18,000 61
Localiza Rent a Car SA 16,428 120
Logitech International SA 370 44
Mahindra & Mahindra, Ltd. - GDR(Þ) 922 37
MasTec , Inc.(Æ) 847 173
Maximus, Inc. 5,846 486
MEIJI Holdings Co., Ltd. 1,200 23
Mesa Laboratories, Inc. 2,575 185
Mettler -Toledo International, Inc.(Æ) 96 136
Mitsubishi Corp. 9,311 224
Moody's Corp. 609 293
MYR Group, Inc.(Æ) 1,499 326
Nestle SA 5,176 494
NEXTracker , Inc. Class A(Æ) 2,491 252
Ningbo Tuopu Group Co.,Ltd . Class A 18,600 194
Nordson Corp. 484 112
Norfolk Southern Corp. 79 22
Northrop Grumman Corp. 587 343
Orkla ASA 3,801 39
Otis Worldwide Corp. 4,145 385
Pan Ocean Co., Ltd. 9,445 25
Paychex, Inc. 2,106 246
PHA Co., Ltd. 548 5
Proficient Auto Logistics, Inc.(Æ) 29,335 219
Qube Holdings, Ltd. 36,366 104
Real Alloy(Š) 42 3,197
Regal Rexnord Corp. 2,399 338
Ryanair Holdings PLC 4,433 134
Samsung Heavy Industries Co., Ltd.
(Æ)
5,775 120
Samyang Foods Co., Ltd. 78 74
Snap-on, Inc. 418 140
Spirax Group PLC 1,776 166
Sung Kwang Bend Co., Ltd. 1,805 40
TAT Technologies, Ltd.(Æ) 1,109 47
Tenaris SA 1,626 32
TransDigm Group, Inc. 129 169
Transurban Group(Æ) 15,792 149
TrueBlue , Inc.(Æ) 28,525 135
Tutor Perini Corp. 4,043 272
Union Pacific Corp. 1,884 415
V2X, Inc.(Æ) 7,296 417
Vertiv Holdings Co. Class A 2,402 463
Vinci SA 261 35
Wartsila OYJ Abp Class B 4,406 144
Waste Connections, Inc. 82 14
Waste Management, Inc. 1,772 354
Weir Group PLC (The) 7,464 291
West Japan Railway Co. 2,300 47
21,103
Technology - 10.7%
8x8, Inc.(Æ) 104,138 192
AAC Technologies Holdings, Inc. 20,000 103
Adobe, Inc.(Æ) 938 319
Advanced Micro Devices, Inc.(Æ) 93 24

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbnb, Inc. Class A(Æ) 3,281 415
Airtel Africa PLC(Þ) 9,074 33
Alpha & Omega Semiconductor, Ltd.
(Æ)
8,852 248
Alphabet, Inc. Class A 3,938 1,107
Alphabet, Inc. Class C 3,322 936
Analog Devices, Inc. 946 221
Apple, Inc. 9,479 2,563
Applied Materials, Inc. 3,471 809
Asia Vital Components Co., Ltd. 2,000 91
ASM International NV 114 74
ASML Holding NV 891 943
Assa Abloy AB Class B 5,481 208
Astera Labs, Inc.(Æ) 625 117
Autodesk, Inc.(Æ) 159 48
Baidu, Inc. Class A(Æ) 4,550 69
BE Semiconductor Industries NV 482 82
Bilibili , Inc. Class Z(Æ) 4,160 126
Booking Holdings, Inc. 70 355
Broadcom, Inc. 3,339 1,234
Cadence Design Systems, Inc.(Æ) 78 26
Cambricon Technologies Corp., Ltd.
Class A(Æ)
568 109
Capgemini SE 910 140
Cisco Systems, Inc. 7,605 556
Cognizant Technology Solutions Corp.
Class A
4,496 328
Computershare, Ltd. 4,446 106
Corning, Inc. 6,458 575
DoorDash , Inc. Class A(Æ) 768 195
Fanuc Corp. 600 20
GDS Holdings, Ltd. Class A(Æ) 18,900 84
HMS Networks AB(Æ) 1,077 60
Hon Hai Precision Industry Co., Ltd. 39,000 325
Horizon Robotics(Æ) 158,664 179
HUB24, Ltd. 971 73
Intuit, Inc. 158 105
Kanzhun , Ltd. - ADR 7,398 164
Keyence Corp. 1,200 445
KLA Corp. 190 230
Lam Research Corp. 1,190 187
LG Corp. Class H 1,521 86
MakeMyTrip , Ltd.(Æ) 5,003 400
MediaTek , Inc. 7,000 297
Meta Platforms, Inc. Class A 1,113 722
Microsoft Corp. 4,652 2,409
MSCI, Inc. Class A 533 314
NAVER Corp. 532 100
NCR Voyix Corp.(Æ) 55,827 637
Nemetschek SE 525 61
Nice, Ltd.(Æ) 637 87
Nokia Oyj 28,968 198
NVIDIA Corp. 10,272 2,080
Onto Innovation, Inc.(Æ) 2,874 388
Oracle Corp. 1,200 315
Palantir Technologies, Inc. Class A(Æ) 2,524 506
Parade Technologies, Ltd. 4,000 88
PAX Global Technology, Ltd. 10,000 7
QUALCOMM, Inc. 1,113 201
ROBLOX Corp. Class A(Æ) 2,252 256
Roku, Inc.(Æ) 473 50
Samsung Electronics Co., Ltd. 17,160 1,292
SAP SE 625 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SES SA 2,458 19
Shopify, Inc. Class A(Æ) 191 33
Signify NV(Þ) 8,671 208
Silicon Motion Technology Corp.
- ADR
4,890 480
Singapore Telecommunications, Ltd. 28,300 92
SK Hynix, Inc. 1,078 421
Synopsys, Inc.(Æ) 184 84
Taiwan Semiconductor Manufacturing
Co., Ltd.
34,000 1,645
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
2,921 878
Take-Two Interactive Software, Inc.(Æ) 1,288 330
Technology One, Ltd. 1,896 46
Telefonaktiebolaget LM Ericsson Class
B
33,020 333
Teradata Corp.(Æ) 22,494 469
Trip.com Group, Ltd. - ADR 1,824 129
Uber Technologies, Inc.(Æ) 1,888 182
Vimeo, Inc.(Æ) 109,507 854
Vodafone Group PLC 29,360 35
Xiaomi Corp. Class B(Æ)(Þ) 21,400 119
31,236
Utilities - 1.8%
Alliant Energy Corp. 1,086 73
Ameren Corp. 249 25
American Water Works Co., Inc. 193 25
Antero Midstream Corp. 9,435 163
Atmos Energy Corp. 230 39
BKV Corp.(Æ) 23,913 564
Black Hills Corp. 514 33
CenterPoint Energy, Inc. 1,542 59
Centrais Eletricas Brasileiras SA 7,525 78
CGN Power Co., Ltd. Class H(Þ) 135,000 54
Cheniere Energy, Inc. 82 17
Chubu Electric Power Co., Inc. 1,900 26
Chunghwa Telecom Co., Ltd. 25,000 107
Cia Paranaense de Energia - Copel 16,449 40
Constellation Energy Corp. 229 86
Deutsche Telekom AG 9,874 306
Dominion Energy, Inc. 612 36
Edison International 2,690 149
Elisa Oyj 955 42
Empresa Nacional de
Telecomunicaciones SA
10,219 49
Enbridge, Inc. 1,687 79
Enel SpA 15,199 154
Engie SA 2,340 55
ENN Energy Holdings, Ltd. 5,296 46
Entergy Corp. 974 94
Equatorial Energia SA 1,920 13
Evergy , Inc. 607 47
Eversource Energy 559 41
Expand Energy Corp. 488 50
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 410,745,540 —
GAIL India, Ltd. - GDR(Þ) 6,370 77
Gaztransport Et Technigaz SA 992 196
Iberdrola SA 1,430 29
Inpex Corp. 2,200 41
Italgas SpA 4,035 42
Keyera Corp. 4,522 133
Kinetik Holdings, Inc. 430 17

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Korea Electric Power Corp. 2,832 84
KT Corp. - ADR 4,085 76
LG Uplus Corp. 20,044 214
MEG Energy Corp. Class A 4,009 85
MTN Group, Ltd. 14,248 142
National Grid PLC 19,335 289
NextEra Energy, Inc. 2,767 225
NiSource, Inc. 558 23
Osaka Gas Co., Ltd. 800 25
PG&E Corp. 13,131 210
Power Assets Holdings, Ltd. 14,000 89
RusHydro PJSC(Æ)(Š) 121,714,026 —
Sempra 1,504 138
South Bow Corp. Class W 663 17
Spire, Inc. 337 29
TC Energy Corp. 3,223 162
Telstra Group, Ltd. 17,293 55
Tenaga Nasional BHD 16,300 52
Venture Global, Inc. Class A 2,466 21
Veolia Environnement SA 5,830 193
Vistra Corp. 473 89
Xcel Energy, Inc. 472 38
5,341
Total Common Stocks
(cost $128,587) 154,722
Preferred Stocks - 1.3%
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/16/25(¢)(Þ) 2,500 239
Henkel AG & Co. KGaA
2.864% (Ÿ) 918 74
313
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
9.222% (Ÿ) 13,514 75
Financial Services - 1.0%
AEGON Funding Co. LLC
5.100% due 12/15/49 2,035 41
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,717 37
4.750% due 09/30/60 1,288 22
4.200% due 09/30/61 3,440 55
6.750% due 03/30/64 1,814 44
Allstate Corp. (The)
4.750% due 01/15/26(¢) 950 19
5.100% due 01/15/26(¢) 1,772 39
American Financial Group, Inc.
5.125% due 12/15/59 977 20
Apollo Global Management, Inc.
7.625% due 09/15/53 1,401 37
Arch Capital Group, Ltd.
5.450% due 12/17/25(¢) 2,064 44
4.550% due 06/11/26(¢) 2,758 48
Athene Holding, Ltd.
7.250% due 03/30/64 1,858 47
4.875% due 12/30/25(¢) 1,389 24
7.750% due 12/30/27(¢) 1,081 28
6.350% due 06/30/29(¢) 2,303 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Axis Capital Holdings, Ltd.
5.500% due 12/17/25(¢) 1,840 39
Bank of America Corp.
4.375% due 12/17/25(¢) 1,574 29
5.000% due 12/17/25(¢) 2,291 49
5.375% due 12/17/25(¢) 2,387 55
5.875% due 12/17/25(¢) 1,156 29
4.125% due 02/02/26(¢) 1,889 33
4.250% due 11/17/26(¢) 3,205 57
Brookfield BRP Holdings Canada, Inc.
4.875% due 12/09/26(¢) 1,219 20
Brookfield Finance, Inc.
4.625% due 10/16/80 1,856 30
Carlyle Finance LLC
4.625% due 05/15/61 1,095 19
Comerica, Inc.
6.875% due 10/01/30(¢) 3,873 99
Corebridge Financial, Inc.
6.375% due 12/15/64 1,160 29
Equitable Holdings, Inc.
5.250% due 03/15/26(¢) 2,487 52
F&G Annuities & Life, Inc.
7.950% due 12/15/53 1,712 45
First Horizon Bank
5.039% due 12/16/25(¢)(Þ) 129 97
Itau Unibanco Holding SA
6.467% (Ÿ) 15,496 113
JPMorgan Chase & Co.
4.550% due 06/01/26(¢) 3,246 65
4.625% due 06/01/26(¢) 4,776 97
KKR & Co., Inc.
6.875% due 06/01/65 2,100 54
Lincoln National Corp.
9.000% due 12/01/27(¢) 689 19
M&T Bank Corp.
6.350% due 12/15/30(¢) 4,000 100
7.500% due 06/15/29(¢) 3,154 84
MetLife, Inc.
4.750% due 03/15/26(¢) 2,803 58
Morgan Stanley
6.375% due 01/15/26(¢) 1,116 28
6.875% due 01/15/26(¢) 1,097 28
5.850% due 04/15/27(¢) 1,992 48
6.500% due 10/15/27(¢) 890 23
6.625% due 10/15/29(¢) 6,128 160
Public Storage
4.625% due 12/16/25(¢) 3,057 59
4.125% due 12/17/25(¢) 1,200 21
4.700% due 12/17/25(¢) 1,510 30
4.750% due 12/17/25(¢) 764 15
Regions Financial Corp.
5.700% due 05/15/29(¢) 1,574 39
6.950% due 09/15/29(¢) 1,835 47
TPG Operating Group II, LP
6.950% due 03/15/64 2,037 52
Truist Financial Corp.
5.250% due 03/01/26(¢) 1,315 30
W.R. Berkley Corp.
5.100% due 12/30/59 1,898 39

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo & Co.
4.375% due 03/15/26(¢) 2,192 40
4.700% due 03/15/26(¢) 2,475 49
4.750% due 03/15/26(¢) 6,023 120
4.250% due 09/15/26(¢) 5,275 94
2,756
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.972% (Ÿ) 406 34
Technology - 0.0%
T-Mobile USA, Inc.
6.250% due 09/01/69 1,255 31
5.500% due 03/01/70 1,580 37
5.500% due 06/01/70 1,576 37
105
Utilities - 0.2%
AT&T, Inc.
5.350% due 11/01/66 1,443 33
4.750% due 12/17/25(¢) 1,145 22
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,401 24
Brookfield Infrastructure Partners, LP
5.125% due 12/16/25(¢) 1,226 21
CMS Energy Corp.
5.875% due 10/15/78 1,997 47
DTE Energy Co.
4.375% due 10/15/80 1,350 24
4.375% due 12/01/81 1,367 25
6.250% due 10/01/85 3,653 92
NextEra Energy Capital Holdings, Inc.
6.500% due 06/01/85 4,220 108
Southern Co. (The)
4.200% due 10/15/60 1,688 31
4.950% due 01/30/80 1,377 29
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 1,388 28
Xcel Energy, Inc.
6.250% due 10/15/85 5,200 130
614
Total Preferred Stocks
(cost $3,835) 3,897
Short-Term Investments - 8.8%
U.S. Cash Management Fund(@) 25,687,050
(∞)
25,682
Total Short-Term Investments
(cost $25,681) 25,682
Total Investments - 97.6%
(identified cost $256,589) 285,821
Other Assets and Liabilities,
Net - 2.4%
7,077
Net Assets - 100.0%
292,898

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
17.6%
ABN AMRO Bank NV 03/23/23 EUR 3,775 15.92 60
113
Abu Dhabi Government International Bond 11/02/22 255,000 69.05 176
189
Abu Dhabi Government International Bond 09/25/25 380,000 99.08 377
379
Aena SME SA 11/10/15 EUR 15,377 16.08 266
417
Aeropuerto Internacional De Tocumen SA 02/16/23 662,000 79.63 527
530
African Export-Import Bank (The) 12/15/22 348,000 90.99 317
329
Airtel Africa PLC 09/09/25 GBP 9,074 3.02 27
33
Akeso , Inc. 07/11/25 HKD 2,000 14.17 28
29
Allegro.eu SA 03/20/25 PLN 4,703 8.02 38
44
AltaGas , Ltd. 09/16/24 62,000 99.99 62
64
Amundi SA 08/08/25 EUR 324 76.22 25
24
Angolan Government International Bond 10/07/25 200,000 100.00 200
195
Ares Finance Co. III LLC 06/24/21 40,000 100.00 40
39
Bahrain Government International Bond 09/24/24 200,000 104.11 208
209
Bahrain Government International Bond 10/01/25 200,000 100.00 200
203
Banco de Credito del Peru SA 10/09/25 46,000 99.75 46
46
Banco de Sabadell SA 05/13/25 EUR 200,000 111.90 224
242
Banco del Estado de Chile 04/24/25 200,000 103.92 208
213
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 94.25 189
199
Banco Nacional de Panama 01/23/24 203,000 81.95 166
179
Bank Negara Indonesia Persero Tbk PT 02/15/24 562,000 91.24 513
548
Bapco Energies BSC Closed 03/22/22 572,000 104.06 595
620
BNP Paribas SA 08/08/22 200,000 100.00 200
211
BNP Paribas SA 04/02/25 200,000 104.25 208
213
CBB International Sukuk Programme , Co. 08/08/24 200,000 96.75 193
196
Cellnex Telecom SA 10/07/22 EUR 749 30.82 23
23
Centrais Eletricas Brasileiras SA 07/23/24 350,000 92.71 324
339
CFAMC III Co., Ltd. 02/16/23 595,000 95.78 570
597
CFAMC IV Co., Ltd. 03/09/23 377,000 80.72 304
359
CGN Power Co., Ltd. 10/28/22 HKD 135,000 0.23 32
54
China Government International Bond 11/13/24 273,000 99.69 272
278
China International Capital Corp., Ltd. 05/17/24 HKD 87,200 2.00 174
236
Comision Ejecutiva Hidroelectrica del Rio Lempa 08/07/25 709,000 101.37 719
751
Comision Federal de Electricidad 03/20/25 352,000 84.92 299
303
Commerzbank AG 10/01/24 200,000 100.00 200
210
Cooperatieve Rabobank UA 05/03/24 EUR 37,100 116.04 43
49
Corp. Financiera de Desarrollo SA 02/16/23 200,000 93.95 188
194
Corp. Nacional del Cobre de Chile 03/22/22 671,000 81.25 545
443
Corp. Nacional del Cobre de Chile 05/06/25 200,000 100.68 201
219
Corp. Nacional del Cobre de Chile 09/29/25 200,000 107.30 215
219
Costa Rica Government International Bond 09/08/25 232,000 104.05 241
243
Credit Agricole SA 09/02/25 200,000 100.00 200
206
Cryoport , Inc. 10/23/25 240,000 94.48 227
226
DAE Sukuk Difc , Ltd. 10/08/25 200,000 99.51 199
199
Dai-ichi Life Insurance Co., Ltd. (The) 01/07/25 200,000 100.00 200
210
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
239
Dominican Republic International Bond 05/14/25 300,000 100.37 301
321
Dominican Republic International Bond 06/05/25 314,000 82.50 259
285
Dominican Republic International Bond 08/07/25 138,000 101.89 141
145
Dominican Republic International Bond 10/22/25 326,000 100.00 326
325
DP World, Ltd. 03/22/22 620,000 115.14 714
715
Ecuador Government International Bond 10/03/22 273,001 48.33 132
209
Ecuador Government International Bond 02/13/25 424,413 76.96 342
387
EDO Sukuk , Ltd. 06/03/25 268,000 101.20 271
282
Egypt Government International Bond 06/28/24 400,000 75.36 301
368
Egypt Government International Bond 10/03/25 200,000 106.85 214
214
El Salvador Government International Bond 10/21/25 171,000 108.90 186
189
Empresa de Transmision Electrica SA 03/22/22 732,000
99.98
732
565
Empresa Nacional del Petroleo 03/22/22 921,000 84.21 776
770
Enav SpA 04/11/25 EUR 3,202 4.04 13
17
Eskom Holdings SOC, Ltd. 03/22/22 539,000 101.19 545
556
Export-Import Bank of India 03/22/22 784,000 89.16 707
703
Fastly , Inc. 07/31/25 169,000 102.12 173
180
First Horizon Bank 12/07/22 129 808.04 104
97

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Franshion Brilliant, Ltd. 07/26/22 342,000 80.40 275
317
Franshion Brilliant, Ltd. 10/19/22 300,000 95.22 286
297
Freeport Indonesia PT 04/22/24 200,000 94.76 190
208
Gaci First Investment Co. 06/05/25 310,000 81.13 252
278
GAIL India, Ltd. 10/04/24 6,370 1,277.95 81
77
Georgian Railway JSC 03/22/22 363,000 92.32 335
340
Ghana Government International Bond 10/10/24 19,000 89.80 17
18
Ghana Government International Bond 11/20/24 171,000 90.66 155
166
Global Atlantic Finance Co. 06/24/21 95,000 98.84 94
93
Global Atlantic Finance Co. 06/04/24 48,000 100.00 48
50
Grupo Energia Bogota SA ESP 03/22/22 509,000 101.05 514
506
Guatemala Government International Bond 10/24/25 200,000 100.66 201
200
Halyk Savings Bank of Kazakhstan JSC 03/02/22 697 8.82 6
19
Hapvida Participacoes e Investimentos SA 09/11/25 BRL 7,481 7.39 55
43
Hartford Insurance Group, Inc. (The) 02/05/21 61,000 94.81 58
58
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 497,000 99.61 495
517
HRB Winddown , Inc. 10/30/20 1,640,000 — —
—
Hungary Government International Bond 06/16/25 222,000 99.50 221
228
Hungary Government International Bond 10/20/25 311,000 103.23 321
320
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 03/09/23 200,000 88.20 176
199
Infrastrutture Wireless Italiane SpA 05/16/25 EUR 2,036 11.83 24
22
ING Groep NV 09/25/24 200,000 107.75 215
216
Innovent Biologics, Inc. 04/12/24 HKD 9,000 4.95 45
100
Instituto Costarricense de Electricidad 03/22/22 762,000 79.97 609
752
Ivory Coast Government International Bond 01/23/24 200,000 98.25 197
212
Jordan Government International Bond 07/22/25 200,000 103.13 206
212
Kazakhstan Government International Bond 06/24/25 200,000 100.00 200
203
KazMunayGas National Co. JSC 03/22/22 464,000 91.18 423
468
Krung Thai Bank PCL 10/19/22 400,000 78.58 314
398
KSA Ijarah Sukuk , Ltd. 09/02/25 464,000 98.85 459
470
Kuaishou Technology 06/10/22 HKD 32,000 7.21 231
298
Kuwait International Government Bond 09/30/25 652,000 100.00 652
655
Larsen & Toubro, Ltd. 05/10/22 3,521 34.51 121
159
Lebanon Government International Bond 10/31/22 483,000 11.78 57
110
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 08/25/23 HKD 162,500 1.38 224
200
Mahindra & Mahindra, Ltd. 02/10/25 922 36.49 34
37
Match Group Financeco , Inc. 11/01/23 401,000 97.16 390
390
Mazoon Assets Co. SAOC 03/22/22 545,000 101.49 553
552
Meiji Yasuda Life Insurance Co. 03/04/25 200,000 100.00 200
210
Meiji Yasuda Life Insurance Co. 04/15/25 200,000 96.28 193
206
MetLife Capital Trust IV 12/09/22 150,000 106.35 160
168
MetLife, Inc. 07/14/16 125,000 138.78 173
151
Mexico City Airport Trust 03/22/22 213,000 88.49 188
187
MHP SE 03/16/21 10,149 5.59 57
57
MVM Energetika Zrt . 01/23/24 701,000 102.33 717
744
NAC Kazatomprom JSC 12/17/19 1,417 12.99 18
83
Nigeria Government International Bond 06/05/25 565,000 105.05 599
615
OCP SA 03/22/22 755,000 92.49 698
708
OCP SA 04/24/24 103,000 97.30 100
115
Oman Sovereign Sukuk Co. 10/09/25 245,000 100.00 245
245
Omniyat Sukuk 1, Ltd. 08/07/25 604,000 102.96 622
612
OQ SAOC 03/22/22 618,000 100.01 618
624
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 200,000 99.95 200
203
Pakistan Water and Power Development Authority 03/22/22 753,000 75.20 566
712
Paraguay Government International Bond 06/12/25 200,000 101.25 203
211
Pebblebrook Hotel Trust 09/17/25 135,000 100.00 135
127
Pertamina Hulu Energi PT 05/14/25 200,000 100.00 200
204
Pertamina Persero PT 04/18/22 650,000 82.10 534
493
Perusahaan Penerbit SBSN Indonesia III 07/16/25 270,000 100.00 270
273
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 07/25/23 318,000 83.33 265
277
Petroleos de Venezuela SA 01/15/25 317,100 22.00 70
71
Petroleos de Venezuela SA 07/17/25 63,291 94.42 60
14
Petroleos del Peru SA 03/22/22 1,231,000 69.10 903
887
Petroleos Mexicanos 03/22/22 894,000 64.84 580
682

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Petronas Capital, Ltd. 04/01/22 1,323,000 73.71 1,103
921
Petronas Capital, Ltd. 03/26/25 200,000 100.00 200
213
Petronas Capital, Ltd. 03/26/25 200,000 99.84 200
207
Polyus PJSC 10/20/22 1 — —
—
Porch Group, Inc. 07/14/25 274,000 96.38 264
281
PRIO Luxembourg Holding Sarl 10/06/25 200,000 100.00 200
197
Reliance Industries, Ltd. 03/21/22 3,725 56.97 212
247
Repay Holdings Corp. 05/26/23 293,000 98.44 288
287
Republic of Azerbaijan Government International Bond 09/21/22 108,000 86.94 94
101
Republic of Kenya Government International Bond 09/16/25 200,000 107.61 215
214
Republic of South Africa Government International Bond 04/16/25 200,000 93.44 187
215
Republic of South Africa Government International Bond 07/30/25 200,000 95.36 191
214
Republic of Uzbekistan Government International Bond 03/03/25 200,000 86.10 172
186
Romanian Government International Bond 04/28/25 240,000 100.25 241
263
Romanian Government International Bond 06/05/25 202,000 62.01 125
139
Romanian Government International Bond 06/05/25 202,000 98.95 200
224
Romanian Government International Bond 06/12/25 190,000 86.62 165
170
Romanian Government International Bond 07/09/25 106,000 99.89 106
108
SABIC Capital I BV 06/05/25 441,000 64.94 286
292
Samruk-Kazyna JSC 03/22/22 200,000 96.81 194
194
Saudi Arabian Oil Co. 03/22/22 660,000 94.41 623
595
Saudi Arabian Oil Co. 06/05/25 214,000 59.73 128
141
Saudi Government International Bond 06/16/25 420,000 85.49 359
385
SBL Holdings, Inc. 02/04/20 85,000 85.44 73
88
SBL Holdings, Inc. 06/17/21 99,000 98.12 97
95
Scout24 SE 07/25/24 EUR 525 86.19 45
61
Signify NV 08/05/22 EUR 8,671 25.37 220
208
Societe Generale SA 11/07/23 200,000 100.00 200
221
Societe Generale SA 01/21/25 200,000 95.88 192
200
Southern Gas Corridor CJSC 03/22/22 281,000 100.34 282
284
Sri Lanka Government International Bond 12/20/24 33,612 70.31 24
31
Sri Lanka Government International Bond 12/20/24 131,253 72.91 96
121
Sri Lanka Government International Bond 01/15/25 62,001 70.29 44
48
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
190
Swedbank AB 02/06/24 200,000 100.00 200
215
TC Ziraat Bankasi AS 01/15/25 665,000 102.59 682
702
Tecpetrol SA 10/29/25 78,000 100.02 78
78
Telecommunications Co. Telekom Srbija AD Belgrade 12/12/24 432,000 100.08 432
435
Tierra Mojada Luxembourg II SARL 10/19/22 211,320 70.56 149
208
Trade and Development Bank of Mongolia LLC 08/07/25 522,000 98.24 513
517
Transnet SOC, Ltd. 07/25/23 607,000 99.74 605
643
Trinidad Generation UnLimited 08/07/25 583,000 103.40 603
612
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 98.53 690
704
UBS Group AG 01/17/24 200,000 105.70 211
218
UBS Group AG 01/15/25 200,000 103.63 207
212
UBS Group AG 09/12/25 200,000 102.29 205
202
Ukraine Government International Bond 08/30/24 113,086 46.56 52
60
Ukraine Government International Bond 10/10/24 245,000 55.97 137
125
Ukraine Government International Bond 10/15/25 150,000 42.67 64
62
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 732,610 91.68 672
564
Uzbekneftegaz JSC 03/22/22 687,000 87.12 598
651
Venezuela Government International Bond 07/30/24 177,500 15.34 27
42
Venezuela Government International Bond 03/07/25 111,800 18.17 20
33
Venezuela Government International Bond 05/21/25 175,800 18.81 33
46
WuXi AppTec Co., Ltd. 12/17/24 HKD 16,200 9.15 148
225
Wuxi Biologics Cayman, Inc. 08/04/25 HKD 19,500 3.92 77
91
Xiaomi Corp. 07/02/25 HKD 21,400 7.60 163
119
XPLR Infrastructure, LP 09/02/25 382,000 97.98 374
375
Yellow Cake PLC 09/23/19 GBP 6,508 2.52 16
50
YPF SA 02/16/23 166,000 90.98 151
166
YPF SA 07/25/23 523,000 91.56 479
532
YPF SA 08/07/25 40,000 86.51 35
34
Zalando SE 07/21/25 EUR 8,031 31.36 252
225
Zambia Government International Bond 07/10/25 63,635 92.72 59
61
Ziff Davis, Inc. 10/15/25 380,000 96.70 367 370

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
51,574
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Futures 88 AUD 9,998 12/25
7
Dow Jones U.S. Real Estate Index Futures 125 USD 4,502 12/25
(155)
FTSE 100 Index Futures 10 GBP 975 12/25
47
Long Gilt Futures 43 GBP 4,026 12/25
177
MSCI Emerging Markets Index Futures 20 USD 1,408 12/25
62
SPI 200 Index Futures 4 AUD 889 12/25
(1)
TOPIX Index Futures 4 JPY 133,360 12/25
59
United States 2 Year Treasury Note Futures 160 USD 33,319 12/25
(30)
United States 5 Year Treasury Note Futures 373 USD 40,735 12/25
(10)
United States 10 Year Treasury Note Futures 128 USD 14,422 12/25
59
United States 10 Year Ultra Treasury Note Futures 24 USD 2,772 12/25
32
United States Treasury Long Bond Futures 47 USD 5,514 12/25
51
United States Treasury Ultra Bond Futures 50 USD 6,064 12/25 184
Short Positions
EURO STOXX 50 Index Futures 31 EUR 1,757 12/25
(78)
Euro-Bund Futures 44 EUR 5,693 12/25
(66)
Hang Seng Index Futures 56 HKD 72,540 11/25
193
Japanese 10 Year Government Bond Futures 8 JPY 1,088,320 12/25
51
Japanese 10 Year Mini Government Bond Futures 7 JPY 95,200 12/25
—
NASDAQ 100 E-Mini Index Futures 48 USD 24,964 12/25
(1,583)
Russell 2000 E-Mini Index Futures 81 USD 10,084 12/25
(299)
S&P 500 E-Mini Index Futures 13 USD 4,468 12/25
(127)
S&P/TSX 60 Index Futures 8 CAD 2,851 12/25
(58)
United States 5 Year Treasury Note Futures 10 USD 1,092 12/25
—
United States Treasury Ultra Bond Futures 13 USD 1,577 12/25 (55)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,540)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 28 EUR 24 11/03/25 —
Bank of America USD 31 EUR 27 11/03/25 —
Bank of America USD 128 EUR 110 11/03/25 (1)
Bank of America USD 55 SGD 72 11/03/25 —
Bank of America USD 32 ZAR 547 11/04/25 —
Bank of America CHF 28 USD 35 11/03/25 —
Bank of America EUR 18 USD 21 11/03/25 —
Bank of America GBP 12 USD 16 11/03/25 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 689
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 173 USD 22 11/03/25 —
Bank of America HKD 723 USD 93 11/03/25 —
Bank of America TRY 260 USD 6 11/03/25 —
Bank of New York USD 444 CAD 619 11/10/25 (3)
BNP Paribas USD 364 AUD 548 12/17/25 (5)
BNP Paribas USD 960 CHF 757 12/17/25 (15)
BNP Paribas USD 117 JPY 17,064 12/17/25 (6)
BNP Paribas USD 126 NOK 1,243 12/17/25 (3)
BNP Paribas CAD 248 USD 180 12/17/25 3
BNP Paribas DKK 6,243 USD 987 12/17/25 21
BNP Paribas EUR 355 USD 419 12/17/25 8
BNP Paribas GBP 655 USD 889 12/17/25 27
BNP Paribas HKD 16,948 USD 2,182 12/17/25 (1)
BNP Paribas SEK 2,700 USD 292 12/17/25 7
Brown Brothers Harriman EUR 269 USD 312 11/28/25 2
HSBC USD 5 CAD 6 11/10/25 —
HSBC USD — CHF — 11/10/25 —
HSBC USD 5 EUR 4 11/10/25 —
HSBC USD 5 GBP 4 11/10/25 —
HSBC USD 2 NOK 22 11/10/25 —
HSBC USD 2 SEK 23 11/10/25 —
HSBC CHF 1,017 USD 1,282 11/10/25 17
HSBC JPY 1,494 USD 10 11/10/25 —
JPMorgan Chase USD 448 EUR 381 11/10/25 (9)
Morgan Stanley USD 363 AUD 548 12/17/25 (4)
Morgan Stanley USD 959 CHF 757 12/17/25 (14)
Morgan Stanley USD 117 JPY 17,064 12/17/25 (6)
Morgan Stanley USD 125 NOK 1,243 12/17/25 (3)
Morgan Stanley CAD 248 USD 180 12/17/25 3
Morgan Stanley DKK 6,243 USD 985 12/17/25 19
Morgan Stanley EUR 355 USD 418 12/17/25 8
Morgan Stanley GBP 655 USD 887 12/17/25 26
Morgan Stanley HKD 16,948 USD 2,182 12/17/25 (1)
Morgan Stanley SEK 2,700 USD 290 12/17/25 5
Royal Bank of Canada USD 363 AUD 548 12/17/25 (5)
Royal Bank of Canada USD 960 CHF 757 12/17/25 (14)
Royal Bank of Canada USD 117 JPY 17,064 12/17/25 (6)
Royal Bank of Canada USD 126 NOK 1,243 12/17/25 (3)
Royal Bank of Canada CAD 248 USD 180 12/17/25 3
Royal Bank of Canada DKK 6,243 USD 986 12/17/25 20
Royal Bank of Canada EUR 355 USD 419 12/17/25 8
Royal Bank of Canada GBP 655 USD 888 12/17/25 27
Royal Bank of Canada HKD 16,948 USD 2,182 12/17/25 (1)
Royal Bank of Canada SEK 2,700 USD 291 12/17/25 6
Standard Chartered USD 849 EUR 725 12/17/25 (11)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
690 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 1,473 GBP 1,100 12/17/25 (27)
State Street USD 4 EUR 3 11/03/25 —
State Street USD 18 EUR 16 11/03/25 —
State Street USD 28 GBP 22 11/03/25 —
State Street USD 6 HKD 43 11/03/25 —
State Street USD 101 IDR 1,678,708 11/03/25 —
State Street USD 5 ILS 15 11/03/25 —
State Street USD 48 KRW 68,173 11/03/25 —
State Street USD 91 KRW 129,406 11/03/25 —
State Street USD 833 NOK 8,286 11/10/25 (14)
State Street CAD — USD — 11/03/25 —
State Street CHF 25 USD 31 11/03/25 —
State Street CHF 31 USD 39 11/03/25 —
State Street EUR 3 USD 4 11/03/25 —
State Street EUR 10 USD 12 11/03/25 —
State Street GBP — USD 1 11/03/25 —
State Street GBP 8 USD 11 11/03/25 —
State Street IDR 1,949,895 USD 117 11/03/25 —
State Street SEK 7,823 USD 836 11/10/25 12
Westpac USD 383 GBP 286 11/10/25 (8)
Westpac JPY 57,045 USD 389 11/10/25 19
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 81
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 9,500 (1.000%)
(2)
12/20/30 209 (66) 143
Total Open Credit Indices - Purchase Protection Contracts 209 (66) 143
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 7,500 5.000%
(2)
12/20/30 568 21 589
Total Open Credit Indices - Sell Protection Contracts 568 21 589
Total Open Credit Default Swap Contracts (å) 777 (45) 732

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 691
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 43,567 $ — $ — $ 43,567
International Debt — 57,66 2 — — 57,66 2
Non-US Bonds — 29 1 — — 29 1
Common Stocks
Consumer Discretionary 10,319 9,597 — — 19,916
Consumer Staples 4,754 1,896 — — 6,650
Energy 3,199 1,382 — — 4,581
Financial Services 26,444 15,647 — — 42,091
Health Care 8,986 4,134 — — 13,120
Materials and Processing 5,404 5,280 — — 10,684
Producer Durables 10,720 7,186 3,197 — 21,103
Technology 22,673 8,563 — — 31,236
Utilities 2,975 2,366 — — 5,341
Preferred Stocks 3,453 444 — — 3,897
Short-Term Investments — — — 25,682 25,682
Total Investments 98,927 158,015 3,197 25,682 285,821
Other Financial Instruments
Assets
Futures Contracts 922 — — — 922
Foreign Currency Exchange Contracts — 241 — — 241
Credit Default Swap Contracts — 732 — — 732
Liabilities
Futures Contracts (2,462) — — — (2,462)
Foreign Currency Exchange Contracts (2) (158) — — (160)
Total Other Financial Instruments
*
$ (1,542) $ 815 $ — $ — $ (727)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Producer Durables Discounted cash flow** Discount rate* 13.3% 3,197
Market approach** EBITDA multiple*** 6.41x

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
692 Multi-Strategy Income Fund
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2025 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2024
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
10/31/2025
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
10/31/2025
Long-Term Investments
Corporate Bonds and Notes
$ 13
$ —
$ 11
$ 1
$ (3)
$ —
$ —
$ —
$ —
$ —
Common Stocks
Producer Durables
3,433
—
—
—
—
—
—
(236)
3,197
(236)
Total Investments
$ 3,446
$ —
$ 11
$ 1
$ (3)
$ —
$ —
$ (236)
$ 3,197
$ (236)
Discount to guideline comparables 30.3%
Total Investments 3,197
* The discount rates were determined by calculating the weighted average cost of capital for the companies.
** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBITDA multiple.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
195 0 .1
Argentina ............................................................................................
1,564 0 .5
Australia .............................................................................................
3,462 1 .2
Austria ................................................................................................
97 — **
Azerbaijan ..........................................................................................
384 0 .1
Bahrain ...............................................................................................
1,228 0 .4
Belgium ..............................................................................................
593 0 .2
Brazil ..................................................................................................
4,003 1 .4
Canada ................................................................................................
6,228 2 .1
Chile ...................................................................................................
2,253 0 .8
China ..................................................................................................
10,516 3 .6
Colombia ............................................................................................
1,832 0 .6
Congo, the Democratic Republic of the .............................................
148 0 .1
Costa Rica ..........................................................................................
994 0 .3
Denmark .............................................................................................
570 0 .2
Dominican Republic ..........................................................................
1,076 0 .4
Ecuador ..............................................................................................
595 0 .2
Egypt ..................................................................................................
911 0 .3
El Salvador .........................................................................................
940 0 .3
Finland ...............................................................................................
678 0 .2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 693
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
France .................................................................................................
4,667 1 .6
Georgia ...............................................................................................
340 0 .1
Germany .............................................................................................
4,339 1 .5
Ghana .................................................................................................
197 0 .1
Greece ................................................................................................
315 0 .1
Guatemala ..........................................................................................
200 0 .1
Hong Kong .........................................................................................
1,613 0 .6
Hungary ..............................................................................................
1,292 0 .4
India ...................................................................................................
2,931 1 .0
Indonesia ............................................................................................
2,891 1 .0
Ireland ................................................................................................
165 0 .1
Israel ...................................................................................................
136 — **
Italy ....................................................................................................
1,186 0 .4
Ivory Coast .........................................................................................
212 0 .1
Japan ..................................................................................................
6,887 2 .4
Jordan .................................................................................................
212 0 .1
Kazakhstan .........................................................................................
967 0 .3
Kenya .................................................................................................
214 0 .1
Kuwait ................................................................................................
655 0 .2
Lebanon ..............................................................................................
110 — **
Luxembourg .......................................................................................
106 — **
Macao .................................................................................................
150 0 .1
Malaysia .............................................................................................
1,434 0 .5
Mexico ...............................................................................................
3,604 1 .2
Mongolia ............................................................................................
517 0 .2
Morocco .............................................................................................
823 0 .3
Myanmar ............................................................................................
10 — **
Netherlands ........................................................................................
2,452 0 .8
New Zealand ......................................................................................
77 — **
Nigeria ................................................................................................
736 0 .3
Norway ...............................................................................................
78 — **
Oman ..................................................................................................
1,703 0 .6
Pakistan ..............................................................................................
915 0 .3
Panama ...............................................................................................
1,869 0 .6
Paraguay .............................................................................................
211 0 .1
Peru ....................................................................................................
1,485 0 .5
Philippines ..........................................................................................
681 0 .2
Poland ................................................................................................
659 0 .2
Puerto Rico .........................................................................................
174 0 .1
Romania .............................................................................................
905 0 .3
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
2,292 0 .8
Serbia .................................................................................................
435 0 .1
Singapore ...........................................................................................
2,345 0 .8
South Africa .......................................................................................
3,180 1 .1
South Korea .......................................................................................
3,949 1 .3

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
694 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Spain ..................................................................................................
1,353 0 .5
Sri Lanka ............................................................................................
200 0 .1
Sweden ...............................................................................................
2,002 0 .7
Switzerland ........................................................................................
2,347 0 .8
Taiwan ................................................................................................
3,983 1 .4
Thailand .............................................................................................
983 0 .3
Trinidad and Tobago ..........................................................................
612 0 .2
Turkey ................................................................................................
2,276 0 .8
Ukraine ...............................................................................................
883 0 .3
United Arab Emirates .........................................................................
2,127 0 .7
United Kingdom .................................................................................
6,497 2 .2
United States ......................................................................................
161,962 55 .3
Uruguay ..............................................................................................
715 0 .2
Uzbekistan ..........................................................................................
837 0 .3
Venezuela, Bolivarian Republic of ....................................................
206 0 .1
Zambia ...............................................................................................
252 0 .1
Total Investments ............................................................................... 285,821 97 .6
** Less than .05% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 695
!?!!?
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 241 $ —
Variation margin on futures contracts* 361 — — 561
Credit default swap contracts, at fair value — 732 — —
Total
$ 361 $ 732 $ 241 $ 561
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 2,301 $ — $ — $ 161
Unrealized depreciation on foreign currency exchange contracts — — 160 —
Total
$ 2,301 $ — $ 160 $ 161
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ (131) $ — $ — $ —
Futures contracts (12,699) — — (1,914)
Options written 137 — — —
Credit default swap contracts — 573 — —
Foreign currency exchange contracts — — 1,991 —
Total
$ (12,693) $ 573 $ 1,991 $ (1,914)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
; 0 0 0 0
Investments*** $ 128 $ — $ — $ —
Futures contracts (879) — — 3,587
Options written (45) — — —
Credit default swap contracts — (40) — —
Foreign currency exchange contracts — — (1,015) —
Total
$ (796) $ (40) $ (1,015) $ 3,587
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
696 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 241 $ — $ 241
Credit Default Swap Contracts Credit default swap contracts, at fair value 732 — 732
Total Financial and Derivative Assets
973 — 973
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 973 $ — $ 973
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 73 2 $ — $ 269 $ 46 3
BNP Paribas
66 30 — 36
Brown Brothers Harriman
2 — — 2
HSBC
1 8 — — 1 8
Morgan Stanley
60 27 33 —
Royal Bank of Canada
64 29 — 35
State Street
12 12 — —
Westpac
19 8 — 11
Total
$ 97 3 $ 106 $ 302 $ 56 5

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 697
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 160 $ — $ 160
Total Financial and Derivative Liabilities
160 — 160
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 158 $ — $ 158
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 3 $ — $ — $ 3
BNP Paribas 30 30 — —
JPMorgan Chase 9 — — 9
Morgan Stanley 27 27 — —
Royal Bank of Canada 29 29 — —
Standard Chartered 3 8 — — 3 8
State Street 14 12 — 2
Westpac 8 8 — —
Total
$ 15 8 $ 106 $ — $ 5 2
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
698 Multi-Strategy Income Fund
xt
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 256,589
Investments, at fair value(>) ........................................................................................................................................................
285,821
Cash .............................................................................................................................................................................................. 370
Foreign currency holdings(^) ....................................................................................................................................................... 550
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 241
Receivables:
Dividends and interest ...................................................................................................................................................... 1,525
Dividends from affiliated funds ....................................................................................................................................... 70
Investments sold ............................................................................................................................................................... 792
Fund shares sold ............................................................................................................................................................... 152
From broker(a) ................................................................................................................................................................. 12,317
Variation margin on futures contracts .............................................................................................................................. 406
Credit default swap contracts, at fair value(+) ............................................................................................................................. 732
Total assets ...............................................................................................................................................................
302,976
Liabilities
Payables:
Due to broker(b)(c) .......................................................................................................................................................... 5,868
Investments purchased ..................................................................................................................................................... 1,520
Fund shares redeemed ...................................................................................................................................................... 273
Accrued fees to affiliates .................................................................................................................................................. 140
Other accrued expenses .................................................................................................................................................... 175
Variation margin on futures contracts .............................................................................................................................. 1,942
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 160
Total liabilities ...........................................................................................................................................................
10,078
Net Assets ...............................................................................................................................................................
$ 292,898

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 699
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,228
Shares of beneficial interest .........................................................................................................................................................
289
Additional paid-in capital ............................................................................................................................................................
286,381
Net Assets ...............................................................................................................................................................
$ 292,898
(>)   Investments in affiliates, U.S. Cash Management Fund $ 25,682
(^)     Foreign currency holdings - cost $ 552
(a)     Receivable from Broker for Futures $ 12,317
(+)   Credit default swap contracts - premiums paid (received) $ 777
(b) Due to Broker for Options $ 5,599
(c) Due to Broker for Swaps $ 269
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.08
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.69
Class A — Net assets ........................................................................................................................................................... $ 2,832,740
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 280,931
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.94
Class C — Net assets ........................................................................................................................................................... $ 3,239,523
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 326,059
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.13
Class M — Net assets .......................................................................................................................................................... $ 29,120,817
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,874,759
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.12
Class S   — Net assets .......................................................................................................................................................... $ 172,841,469
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 17,071,227
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.15
Class Y — Net assets ........................................................................................................................................................... $ 84,863,100
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,358,946
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
700 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 7,55 3
Dividends ......................................................................................................................................................................... 4,118
Dividends from affiliated funds ....................................................................................................................................... 722
Total investment income ..............................................................................................................................................................
12,39 3
Expenses
Advisory fees ................................................................................................................................................................... 1,546
Administrative fees .......................................................................................................................................................... 139
Custodian fees .................................................................................................................................................................. 178
Distribution fees - Class A ............................................................................................................................................... 7
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 57
Transfer agent fees - Class S   .......................................................................................................................................... 344
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 122
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 31
Miscellaneous .................................................................................................................................................................. 7 2
Expenses before reductions .............................................................................................................................................. 2,63 8
Expense reductions .......................................................................................................................................................... (525)
Net expenses ................................................................................................................................................................................
2,11 3
Net investment income (loss) .......................................................................................................................................................
10,280
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,572
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (14,613)
Options written ................................................................................................................................................................. 137
Foreign currency exchange contracts ............................................................................................................................... 1,991
Credit default swap contracts ........................................................................................................................................... 573
Foreign currency-related transactions .............................................................................................................................. 35
Net realized gain (loss) ................................................................................................................................................................
7,691
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,883
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 2,708
Options written ................................................................................................................................................................. (45)
Foreign currency exchange contracts ............................................................................................................................... (1,015)
Credit default swap contracts ........................................................................................................................................... (40)
Foreign currency-related transactions .............................................................................................................................. (87)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 9,406
Net realized and unrealized gain (loss) ........................................................................................................................................ 17,09 7
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 27,37 7

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 701
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 10,280 $ 13,131
Net realized gain (loss) ................................................................................................................ 7,691 11,39 7
Net change in unrealized appreciation (depreciation) ................................................................. 9,406 32,04 5
Net increase (decrease) in net assets from operations ....................................................................... 27,377 56,573
Distributions
To shareholders
Class A ..................................................................................................................................... (171) (110)
Class C ..................................................................................................................................... (165) (88)
Class M .................................................................................................................................... (1,773) (1,124)
Class S   .................................................................................................................................... (10,677) (7,033)
Class Y ..................................................................................................................................... (5,436) (3,568)
Net decrease in net assets from distributions ..................................................................................... (18,222) (11,923)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (34,362) (53,886)
Total Net Increase (Decrease) in Net Assets ...................................................................
(25,207) (9,236)
Net Assets
Beginning of period ........................................................................................................................... 318,105 327,341
End of period ......................................................................................................................................
$ 292,898 $ 318,105

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
702 Multi-Strategy Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 36 $ 341 34 $ 317
Proceeds from reinvestment of distributions 18 171 12 110
Payments for shares redeemed (83) (792) (95) (879)
Net increase (decrease)
(29) (280) (49) (452)
Class C
Proceeds from shares sold 44 431 49 457
Proceeds from reinvestment of distributions 18 165 10 88
Payments for shares redeemed (69) (652) (81) (755)
Net increase (decrease)
(7) (56) (22) (210)
Class M
Proceeds from shares sold 559 5,393 695 6,611
Proceeds from reinvestment of distributions 187 1,773 120 1,123
Payments for shares redeemed (1,047) (10,182) (972) (9,151)
Net increase (decrease)
(301) (3,016) (157) (1,417)
Class S
Proceeds from shares sold 2,315 22,504 2,344 22,143
Proceeds from reinvestment of distributions 1,125 10,673 753 7,027
Payments for shares redeemed (5,968) (57,952) (7,582) (69,199)
Net increase (decrease)
(2,528) (24,775) (4,485) (40,029)
Class Y
Proceeds from shares sold 150 1,473 81 747
Proceeds from reinvestment of distributions 571 5,436 381 3,568
Payments for shares redeemed (1,369) (13,144) (1,702) (16,093)
Net increase (decrease)
(648) (6,235) (1,240) (11,778)
Total increase (decrease)
(3,513) $ (34,362) (5,953) $ (53,886)

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 703
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.77 8.49 8.47 11.11 9.39
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.31 .36 .36 .05 .03
$ Net Realized and Unrealized Gain (Loss) .58 1.24 .11 (2.03) 1.79
$ Total from Investment Operations .89 1.60 .47 (1.98) 1.82
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.58) (.32) (.45) (.30) (.10)
$ Distributions from Net Realized Gain — — — (.36) —
$ Total Distributions (.58) (.32) (.45) (.66) (.10)
$ Net Asset Value, End of Period 10.08 9.77 8.49 8.47 11.11
% Total Return
(±)
9.56 19.12 5.44 (18.70) 19.41
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 2,833 3,032 3,050 3,893 5,074
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.20 1.24 1.42 1.40 1.35
% Expenses, Net
(Ƃ)
1.03 1.01 1.02 1.02 1.02
% Net Investment Income
(Ƃ)
3.22 3.81 4.01 .54 .29
% Portfolio Turnover Rate 9 5 88 79 189 191
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.63 8.38 8.37 10.99 9.33
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.24 .28 .29 (.02) (.05)
$ Net Realized and Unrealized Gain (Loss) .57 1.22 .11 (2.00) 1.77
$ Total from Investment Operations .81 1.50 .40 (2.02) 1.72
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.50) (.25) (.39) (.24) (.06)
$ Distributions from Net Realized Gain — — — (.36) —
$ Total Distributions (.50) (.25) (.39) (.60) (.06)
$ Net Asset Value, End of Period 9.94 9.63 8.38 8.37 10.99
% Total Return 8.89 18.15 4.61 (19.28) 18.45
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,240 3,209 2,980 3,397 5,081
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.95 1.99 2.16 2.15 2.10
% Expenses, Net
(Ƃ)
1.78 1.76 1.77 1.77 1.77
% Net Investment Income
(Ƃ)
2.48 3.06 3.26 (.25) (.46)
% Portfolio Turnover Rate 9 5 88 79 189 191

See accompanying notes which are an integral part of the financial statements.
704 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.81 8.53 8.51 11.15 9.40
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.35 .39 .39 .08 .08
$ Net Realized and Unrealized Gain (Loss) .58 1.25 .11 (2.02) 1.79
$ Total from Investment Operations .93 1.64 .50 (1.94) 1.87
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.61) (.36) (.48) (.34) (.12)
$ Distributions from Net Realized Gain — — — (.36) —
$ Total Distributions (.61) (.36) (.48) (.70) (.12)
$ Net Asset Value, End of Period 10.13 9.81 8.53 8.51 11.15
% Total Return 10.00 19.44 5.79 (18.34) 19.93
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 29,121 31,152 28,422 37,206 54,260
Ratio to average net assets:
– – – – –
% Expenses, Gross .95 .99 1.16 1.15 1.10
% Expenses, Net
(Ƃ)
.68 .66 .67 .67 .67
% Net Investment Income
(Ƃ)
3.58 4.15 4.32 .84 .79
% Portfolio Turnover Rate 9 5 88 79 189 191
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.81 8.53 8.50 11.15 9.41
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.34 .38 .38 .07 .06
$ Net Realized and Unrealized Gain (Loss) .57 1.25 .12 (2.03) 1.79
$ Total from Investment Operations .91 1.63 .50 (1.96) 1.85
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.60) (.35) (.47) (.33) (.11)
$ Distributions from Net Realized Gain — — — (.36) —
$ Total Distributions (.60) (.35) (.47) (.69) (.11)
$ Net Asset Value, End of Period 10.12 9.81 8.53 8.50 11.15
% Total Return 9.79 19.32 5.81 (18.52) 19.74
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 172,841 192,173 205,321 243,625 390,872
Ratio to average net assets:
– – – – –
% Expenses, Gross .95 .99 1.16 1.15 1.10
% Expenses, Net
(Ƃ)
.78 .76 .77 .77 .77
% Net Investment Income
(Ƃ)
3.47 4.05 4.24 .74 .59
% Portfolio Turnover Rate 95 88 79 189 191

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 705
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.83 8.55 8.52 11.17 9.43
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.36 .40 .40 .09 .09
$ Net Realized and Unrealized Gain (Loss) .58 1.25 .12 (2.03) 1.77
$ Total from Investment Operations .94 1.65 .52 (1.94) 1.86
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.62) (.37) (.49) (.35) (.12)
$ Distributions from Net Realized Gain — — — (.36) —
$ Total Distributions (.62) (.37) (.49) (.71) (.12)
$ Net Asset Value, End of Period 10.15 9.83 8.55 8.52 11.17
% Total Return 10.09 19.51 6.01 (18.32) 19.82
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 84,863 88,539 87,568 110,575 159,725
Ratio to average net assets:
– – – – –
% Expenses, Gross .75 .80 .97 .96 .90
% Expenses, Net
(Ƃ)
.58 .56 .57 .57 .57
% Net Investment Income
(Ƃ)
3.67 4.26 4.46 .93 .81
% Portfolio Turnover Rate 9 5 88 79 189 191

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
706 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 90,141
Administrative fees 11,881
Distribution fees 2,648
Shareholder servicing fees 678
Transfer agent fees 33,410
Trustees' fees 1,159
$ 139,917
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 17,535 $ 274,536 $ 266,387 $ (4) $ 2 $ 25,682 $ 722 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 270,053,510 $ 23,209,067 $ (6,437,402) $ 16,771,665
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 2,426,653 $ (12,722,238) $ 16,524,076 $ — $ 6,228,491
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 18,221,996 $ — $ — $ 11,922,950 $ — $ —

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 707
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
708 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 18.8%
Asset-Backed Securities - 0.8%
Ally Bank Auto Credit-Linked Notes
Series 25-B
6.637% due 09/15/33 (Þ) 3,000 3,000
COOPR Residential Mortgage Trust
Series 2025-CES4 Class M1
5.692% due 11/25/60 1,800 1,800
4,800
Corporate Bonds and Notes - 10.1%
Consumer Discretionary - 2.6%
Cable One, Inc.
6.838% due 03/15/26 (ž) 1,136 1,107
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 1,384 1,338
DraftKings , Inc.
4.982% due 03/15/28 (ž) 378 337
Etsy, Inc.
0.250% due 06/15/28 1,613 1,440
FuboTV , Inc.
3.250% due 02/15/26 1,441 1,430
JetBlue Airways Corp.
0.500% due 04/01/26 1,035 1,013
LCI Industries
1.125% due 05/15/26 1,070 1,049
Magnite , Inc.
0.250% due 03/15/26 2,106 2,057
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 1,319 1,258
Peloton Interactive, Inc.
5.604% due 02/15/26 (ž) 187 184
Topgolf Callaway Brands Corp.
2.750% due 05/01/26 1,270 1,253
Vail Resorts, Inc.
5.093% due 01/01/26 (ž) 968 960
Winnebago Industries, Inc.
3.250% due 01/15/30 983 902
Ziff Davis, Inc.
3.625% due 03/01/28 (Þ) 784 762
15,090
Consumer Staples - 0.4%
Alarm.com, Inc.
4.744% due 01/15/26 (ž) 180 178
MGP Ingredients, Inc.
1.875% due 11/15/41 1,182 1,136
Spectrum Brands, Inc.
3.375% due 06/01/29 839 782
2,096
Energy - 0.8%
Array Technologies, Inc.
1.000% due 12/01/28 1,150 1,018
Enphase Energy, Inc.
5.606% due 03/01/26 (ž) 187 184
6.354% due 03/01/28 (ž) 1,446 1,252
Green Plains, Inc.
2.250% due 03/15/27 593 568
Nabors Industries, Inc.
1.750% due 06/15/29 1,661 1,290
XPLR Infrastructure, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/15/26 (Þ) 629 618
4,930
Financial Services - 1.7%
Affirm Holdings, Inc.
4.290% due 11/15/26 (ž) 1,361 1,303
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,244 1,232
Pebblebrook Hotel Trust
1.750% due 12/15/26 866 832
1.625% due 01/15/30 (Þ) 222 209
PennyMac Corp.
5.500% due 03/15/26 1,073 1,070
Redfin Corp.
0.500% due 04/01/27 1,269 1,186
Redwood Trust, Inc.
7.750% due 06/15/27 1,006 1,011
Repay Holdings Corp.
7.974% due 02/01/26 (Þ)(ž) 684 670
Square, Inc.
5.089% due 05/01/26 (ž) 169 165
0.250% due 11/01/27 770 708
Summit Hotel Properties, Inc.
1.500% due 02/15/26 620 612
Two Harbors Investment Corp.
6.250% due 01/15/26 726 725
Upstart Holdings, Inc.
0.250% due 08/15/26 256 245
9,968
Health Care - 1.9%
Amphastar Pharmaceuticals, Inc.
2.000% due 03/15/29 1,108 999
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27 1,063 1,012
BridgeBio Pharma, Inc.
2.250% due 02/01/29 256 271
CONMED Corp.
2.250% due 06/15/27 1,597 1,528
DexCom , Inc.
0.250% due 11/15/25 307 306
Envista Holdings Corp.
1.750% due 08/15/28 1,072 1,017
Esperion Therapeutics, Inc.
4.000% due 11/15/25 684 681
Guardant Health, Inc.
0.000% due 11/15/27 (ž) 622 662
Haemonetics Corp.
5.077% due 03/01/26 (ž) 1,209 1,189
2.500% due 06/01/29 150 140
Herbalife, Ltd.
4.250% due 06/15/28 920 872
NeoGenomics , Inc.
0.250% due 01/15/28 1,270 1,108
Teladoc Health, Inc.
1.250% due 06/01/27 1,545 1,452
11,237
Producer Durables - 0.0%
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 275 259

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 709
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Technology - 2.7%
Airbnb, Inc.
4.718% due 03/15/26 (ž) 899 883
Bandwidth, Inc.
0.500% due 04/01/28 1,805 1,530
Bentley Systems, Inc.
0.375% due 07/01/27 610 579
Bill.com Holdings, Inc.
4.248% due 04/01/27 (ž) 683 644
Cerence , Inc.
1.500% due 07/01/28 643 545
DigitalOcean Holdings, Inc.
4.968% due 12/01/26 (ž) 427 405
Evolent Health, Inc.
3.500% due 12/01/29 328 257
Fastly , Inc.
4.673% due 03/15/26 (ž) 6 6
7.750% due 06/01/28 (Þ) 437 464
Five9, Inc.
1.000% due 03/15/29 1,616 1,442
Groupon, Inc.
1.125% due 03/15/26 770 698
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 1,040 1,013
Mitek Systems, Inc.
0.750% due 02/01/26 1,095 1,080
Okta , Inc.
0.375% due 06/15/26 1,474 1,435
Porch Group, Inc.
6.750% due 10/01/28 (Þ) 711 729
Snap, Inc.
0.750% due 08/01/26 666 642
5.138% due 05/01/27 (ž) 308 286
0.125% due 03/01/28 194 174
Unity Software, Inc.
4.834% due 11/15/26 (ž) 1,213 1,155
Upwork , Inc.
0.250% due 08/15/26 1,502 1,458
Ziff Davis, Inc.
1.750% due 11/01/26 469 451
15,876
59,456
International Debt - 5.1%
Abu Dhabi Government International
Bond
4.250% due 10/02/35 (Þ) 525 524
3.125% due 09/30/49 (Þ) 367 272
Aegea Finance SARL
7.625% due 01/20/36 (Þ) 200 195
Angolan Government International
Bond
9.244% due 01/15/31 (Þ) 263 257
Argentine Republic Government
International Bond
0.750% due 07/09/30 (~)(Ê) 207 169
Series *
4.125% due 07/09/35 (~)(Ê) 774 542
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bahrain Government International
Bond
6.750% due 09/20/29 (Þ) 223 233
6.625% due 10/06/37 (Þ) 224 227
Bolivia Government International Bond
4.500% due 03/20/28 (Þ) 119 97
Brazilian Government International
Bond
7.250% due 01/12/56 421 426
CBB International Sukuk Programme ,
Co.
6.250% due 07/07/33 (Þ) 279 292
Chile Government International Bond
2.550% due 07/27/33 400 347
China Government International Bond
4.125% due 11/20/27 (Þ) 472 480
CIFC Funding, Ltd.
6.791% due 10/19/38 (CME Term
SOFR 3 Month + 2.700%)(Ê)(Þ) 2,380 2,388
Colombia Government International
Bond
8.500% due 04/25/35 647 729
Corp. Nacional del Cobre de Chile
6.780% due 01/13/55 (Þ) 200 219
6.780% due 01/13/55 (Þ) 200 219
Costa Rica Government International
Bond
6.125% due 02/19/31 (Þ) 298 312
DAE Sukuk Difc , Ltd.
4.500% due 10/16/30 (Þ) 252 250
Dominican Republic International
Bond
5.875% due 10/28/35 (Þ) 448 447
6.950% due 03/15/37 (Þ) 450 482
Ecuador Government International
Bond
6.900% due 07/31/30 (~)(Ê)(Þ) 105 96
6.900% due 07/31/35 (~)(Ê)(Þ) 396 303
EDO Sukuk , Ltd.
5.662% due 07/03/31 (Þ) 311 327
Egypt Government International Bond
8.625% due 02/04/30 (Þ) 200 214
8.500% due 01/31/47 (Þ) 617 568
El Salvador Government International
Bond
9.500% due 07/15/52 (Þ) 300 331
Export-Import Bank of India
3.250% due 01/15/30 (Þ) 200 191
2.250% due 01/13/31 (Þ) 116 104
First Majestic Silver Corp.
0.375% due 01/15/27 83 94
Ghana Government International Bond
5.000% due 07/03/29 (~)(Æ)(Ê)
(Ø)(Þ) 22 21
5.000% due 07/03/29 (~)(Ê)(Þ) 245 238
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 555 577
Hungary Government International
Bond

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
710 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.125% due 05/22/28 (Þ) 204 212
5.375% due 09/26/30 (Þ) 5 25 540
Indonesia Government International
Bond
4.300% due 03/31/52 200 169
5.650% due 01/11/53 200 206
Ivory Coast Government International
Bond
8.075% due 04/01/36 (Þ) 200 210
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 2 46 261
Kazakhstan Government International
Bond
5.000% due 07/01/32 (Þ) 272 276
Kingston Airport Revenue Finance,
Ltd.
6.750% due 12/15/36 (Þ) 200 204
KSA Ijarah Sukuk , Ltd.
4.875% due 09/09/35 (Þ) 414 419
Kuwait International Government Bond
4.652% due 10/09/35 (Þ) 896 900
Lebanon Government International
Bond
6.650% due 11/03/28 (Æ)(Ø)(Þ) 657 150
Series GMTN
7.000% due 03/20/28 (Æ)(Ø)(Þ) 27 6
Mazoon Assets Co. SAOC
5.250% due 10/09/31 (Þ) 250 256
Mexico Government International
Bond
6.875% due 05/13/37 251 272
7.375% due 05/13/55 200 224
Nigeria Government International Bond
9.625% due 06/09/31 (Þ) 483 526
OCP SA
7.500% due 05/02/54 (Þ) 200 223
Oman Sovereign Sukuk Co.
4.525% due 04/17/33 (Þ) 200 200
Pakistan Global Sukuk Programme Co.,
Ltd. (The)
7.950% due 01/31/29 (Þ) 215 218
Panama Government International
Bond
3.875% due 03/17/28 200 197
2.252% due 09/29/32 409 337
8.000% due 03/01/38 200 233
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 211
Pertamina Hulu Energi PT
5.250% due 05/21/30 (Þ) 303 310
Perusahaan Penerbit SBSN Indonesia
III
4.550% due 07/23/30 (Þ) 376 380
Peruvian Government International
Bond
5.500% due 03/30/36 365 375
6.200% due 06/30/55 9 10
Petrobras Global Finance BV
6.250% due 01/10/36 240 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleos de Venezuela SA
6.000% due 05/16/24 (Æ)(Ø)(Þ) 108 24
5.375% due 04/12/27 (Æ)(Ø)(Þ) 497 112
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 416 300
Petroleos Mexicanos
6.375% due 01/23/45 162 132
Series WI
6.750% due 09/21/47 1,030 849
Petronas Capital, Ltd.
4.950% due 01/03/31 (Þ) 200 207
5.848% due 04/03/55 (Þ) 269 287
3.404% due 04/28/61 (Þ) 200 139
Philippine Government International
Bond
5.170% due 10/13/27 446 455
1.950% due 01/06/32 300 261
Port of Spain Waterfront Development
7.875% due 02/19/40 (Þ) 193 196
PRIO Luxembourg Holding Sarl
6.750% due 10/15/30 (Þ) 240 236
Republic of Kenya Government
International Bond
9.750% due 02/16/31 (Þ) 226 242
Republic of Poland Government
International Bond
Series 5Y
4.875% due 02/12/30 270 278
Series 10Y
5.375% due 02/12/35 384 401
Series 30Y
5.500% due 03/18/54 216 212
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 487 524
Series 30Y
5.750% due 09/30/49 240 202
Republic of Uzbekistan Government
International Bond
3.900% due 10/19/31 (Þ) 223 207
Romanian Government International
Bond
5.750% due 09/16/30 (Þ) 142 145
3.000% due 02/14/31 (Þ) 294 264
7.500% due 02/10/37 (Þ) 380 416
Saudi Government International Bond
5.000% due 01/18/53 (Þ) 609 559
Sea, Ltd.
0.250% due 09/15/26 859 827
Senegal Government International
Bond
6.250% due 05/23/33 (Þ) 200 143
Sri Lanka Government International
Bond
3.600% due 06/15/35 (~)(Ê)(Þ) 234 181
3.600% due 05/15/36 (~)(Ê)(Þ) 45 41
3.600% due 02/15/38 (~)(Ê)(Þ) 101 93
TC Ziraat Bankasi AS
7.250% due 02/04/30 (Þ) 200 206
Tecpetrol SA

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 711
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 11/03/30 (Þ) 107 107
Threelands Energy, Ltd. Sarl
7.450% due 10/20/35 (Þ) 200 200
Turk Telekomunikasyon AS
6.950% due 10/07/32 (Þ) 200 202
Ukraine Government International
Bond
11.323% due 02/01/34 (~)(Ê)(Þ)(ž) 202 83
1.000% due 02/01/35 (~)(Æ)(Ê)
(Ø)(Þ) 141 75
7.581% due 02/01/35 (~)(Æ)(Ê)(Ø)
(Þ)(ž) 355 181
Uruguay Government International
Bond
5.750% due 10/28/34 540 580
5.442% due 02/14/37 4 4
Venezuela Government International
Bond
7.750% due 10/13/19 (Æ)(Ø)(Þ) 336 79
12.750% due 08/23/22 (Æ)(Ø)(Þ) 140 41
9.000% due 05/07/23 (Æ)(Ø)(Þ) 158 41
Zambia Government International
Bond
5.750% due 06/30/33 (~)(Ê)(Þ) 103 99
29,764
Mortgage-Backed Securities - 1.0%
BX Trust
Series 2024-VLT4 Class B
5.973% due 06/15/41 (CME Term
SOFR 1 Month + 1.941%)(Ê)(Þ) 2,358 2,356
GS Mortgage-Backed Securities Trust
7.295% due 12/25/65 (SOFR 30 Day
Average + 3.100%)(Ê)(Þ) 1,150 1,150
VDCM Commercial Mortgage Trust
6.226% due 07/13/44 (~)(Ê)(Þ) 2,600 2,649
6,155
Non-US Bonds - 1.8%
Carlyle Euro CLO DAC
3.990% due 01/15/39 (3 Month
EURIBOR + 2.050%)(Ê)(Þ) EUR 3,000 3,469
CVC Cordatus Loan Fund
3.784% due 07/29/34 (3 Month
EURIBOR + 1.700%)(Ê)(Þ) EUR 2,000 2,300
Stannaway Park CLO DAC
Series 1A Class D
1.000% due 01/23/38 EUR 4,000 4,611
10,380
Total Long-Term Fixed
Income Investments
(cost $108,044) 110,555
Common Stocks - 66.4%
Consumer Discretionary - 9.2%
Academy Sports & Outdoors, Inc. 10,823 518
Adtalem Global Education, Inc.(Æ) 185 18
Advanced Energy Industries, Inc. 362 73
Alibaba Group Holding, Ltd. 213,408 4,534
Alibaba Group Holding, Ltd. - ADR 2,551 435
Allegro.eu SA(Æ)(Þ) 13,502 126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amazon.com, Inc.(Æ) 16,403 4,006
API Group Corp.(Æ) 1,442 53
Autoliv , Inc. 4,998 584
AutoZone, Inc.(Æ) 340 1,249
Axon Enterprise, Inc.(Æ) 87 64
Best Buy Co., Inc. 1,796 148
Boot Barn Holdings, Inc.(Æ) 686 130
Bridgestone Corp. 5,600 245
BYD Co., Ltd. Class H 27,000 350
Caesars Entertainment, Inc.(Æ) 10,387 209
Canadian Tire Corp., Ltd. Class A 1,149 132
Celestica, Inc.(Æ) 153 53
Charter Communications, Inc. Class
A(Æ)
383 90
Chipotle Mexican Grill, Inc. Class
A(Æ)
9,840 312
Cie Financiere Richemont SA Class A 8,101 1,601
Cie Generale des Etablissements
Michelin SCA
32,831 1,048
Comcast Corp. Class A 12,892 359
Costco Wholesale Corp. 994 906
Coupang , Inc.(Æ) 2,759 88
CuriosityStream , Inc. 10,671 46
Damai Entertainment Holdings, Ltd.
(Æ)
460,000 54
Darden Restaurants, Inc. 701 126
Dassault Aviation SA 334 107
Davide Campari-Milano NV SpA 142,777 985
De' Longhi SpA 945 35
Deckers Outdoor Corp.(Æ) 3,508 286
Denny's Corp.(Æ) 100,762 394
Diageo PLC 22,124 509
DiDi Global, Inc. - ADR(Æ) 15,542 100
Dollarama , Inc. 1,509 196
DR Horton, Inc. 1,397 208
DraftKings , Inc. Class A(Æ) 2,655 81
Driven Brands Holdings, Inc.(Æ) 31,468 452
eBay, Inc. 3,260 265
Ferguson Enterprises, Inc. 1,730 430
Ferrari NV 599 240
Five Below, Inc.(Æ) 1,102 173
Foschini Group, Ltd. (The) 17,161 91
Fox Corp. Class A 2,429 157
Fox Corp. Class B 6,733 393
Games Workshop Group PLC 242 51
Garmin, Ltd. 1,611 345
General Motors Co. 9,462 654
Genius Sports, Ltd.(Æ) 13,539 152
Genuine Parts Co. 764 97
Grab Holdings, Ltd. Class A(Æ) 44,950 270
Hankook Tire & Technology Co., Ltd. 1,805 59
Hanwha Aerospace Co., Ltd. 520 357
Home Depot, Inc. (The) 1,370 520
Howden Joinery Group PLC 68,774 782
Hoya Corp. 3,600 584
Hyundai Department Store Co., Ltd. 1,841 104
IAC, Inc.(Æ) 14,401 464
Industria de Diseno Textil SA 10,044 554
InterContinental Hotels Group PLC 6,881 828
JD.com, Inc. Class A 6,750 111
Kia Corp. 4,399 369
Kingfisher PLC 29,408 119
Kuaishou Technology(Þ) 82,200 766

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
712 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Las Vegas Sands Corp. 6,318 375
Lennar Corp. Class A 1,299 161
Li Ning Co., Ltd. 230,000 500
Lincoln Educational Services Corp.(Æ) 1,142 22
Lowe's Cos., Inc. 703 167
LVMH Moet Hennessy Louis Vuitton
SE
2,365 1,672
Magazine Luiza SA 65,000 102
Magnite , Inc.(Æ) 555 10
Mahindra & Mahindra, Ltd. 22,989 903
Matthews International Corp. Class A 17,305 405
McDonald's Corp. 1,014 303
MercadoLibre , Inc.(Æ) 287 668
Netflix, Inc. Class B(Æ) 659 737
Next PLC 3,751 706
NIO, Inc. - ADR(Æ) 46,179 335
NVR, Inc.(Æ) 21 151
Omnicom Group, Inc. 1,814 136
Omron Corp. 5,900 164
OptimizeRx Corp.(Æ) 7,455 153
O'Reilly Automotive, Inc.(Æ) 4,291 405
Oriental Holdings BHD 27,167 44
Pernod Ricard SA 5,571 546
PulteGroup, Inc. 1,540 185
Remy Cointreau SA 7,757 385
Renault SA 3,385 132
Rolls-Royce Holdings PLC 24,645 378
Rush Street Interactive, Inc.(Æ) 12,782 217
Sands China, Ltd. 117,200 304
Scout24 SE(Þ) 2,056 237
SCREEN Holdings Co., Ltd. 2,000 190
Sea, Ltd. - ADR(Æ) 6,424 1,004
Secom Co., Ltd. 5,000 169
Sekisui Chemical Co., Ltd. 6,700 116
SJM Holdings, Ltd.(Æ) 158,000 57
Sportradar Holding AG Class A(Æ) 2,305 59
Stride, Inc.(Æ) 1,111 76
Subaru Corp. 9,100 195
Super Group SGHC, Ltd. 12,335 133
Target Corp. 1,000 93
Tencent Holdings, Ltd. 57,566 4,679
Tencent Holdings, Ltd. - ADR 6,050 492
Tesla, Inc.(Æ) 1,662 759
TJX Cos., Inc. (The) 10,772 1,510
Tkms AG& Co. KGaA (Æ) 1 —
Tokyo Broadcasting System Holdings,
Inc.
800 28
Toyota Motor Corp. 16,200 330
Tri Pointe Homes, Inc.(Æ) 36,192 1,153
Universal Music Group NV 16,935 454
Volkswagen AG 773 81
Walmart, Inc. 4,316 437
Walt Disney Co. (The) 1,304 147
Yamaha Corp. 88,900 560
Yum! Brands, Inc. 1,084 150
Zalando SE(Æ)(Þ) 28,022 783
54,003
Consumer Staples - 2.5%
Alimentation Couche-Tard, Inc. 2,724 138
Altria Group, Inc. 11,808 666
Ambev SA 78,394 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch InBev SA 3,776 230
Archer-Daniels-Midland Co. 2,609 158
Asahi Group Holdings, Ltd. 12,000 129
Astarta Holding PLC 2,995 37
Beiersdorf AG 3,680 389
BIM Birlesik Magazalar AS 16,010 205
BrasilAgro - Companhia Brasileira de
Propiedades Agricolas
13,161 49
British American Tobacco PLC 4,702 241
Campbell's Co. (The) 3,019 91
Carrefour SA 12,119 182
China Mengniu Dairy Co., Ltd. 257,000 468
Church & Dwight Co., Inc. 1,714 150
Clorox Co. (The) 928 104
Coca-Cola Co. (The) 4,117 284
Coca-Cola Consolidated, Inc. 1,137 148
Colgate-Palmolive Co. 1,771 136
Compass Group PLC 5,187 172
Conagra Brands, Inc. 4,314 74
CVS Health Corp. 3,165 247
DO & CO AG 1,353 323
elf Beauty, Inc.(Æ) 499 61
First Pacific Co., Ltd. 70,000 56
First Resources, Ltd. 63,697 96
General Mills, Inc. 4,198 196
Genting Plantations Bhd 48,600 59
Golden Agri-Resources, Ltd. 1,454,600 313
Grocery Outlet Holding Corp.(Æ) 39,273 534
GS Holdings Corp. 2,988 101
Haleon PLC 175,408 817
Henkel AG & Co. KGaA 517 39
Hershey Co. (The) 760 129
Imperial Tobacco Group PLC 5,348 213
JBS NV Class A(Æ) 7,640 101
JM Smucker Co. (The) 1,080 112
Kato Sangyo Co., Ltd. 1,400 54
Kellanova 1,879 156
Keurig Dr Pepper, Inc. 7,132 194
Kimberly-Clark Corp. 1,331 159
Kraft Heinz Co. (The) 3,366 83
Kroger Co. (The) 2,108 134
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
Loblaw Cos., Ltd. 4,668 186
MBRF Global Foods Company SA 24,857 83
Metro, Inc. Class A 2,416 161
Mondelez International, Inc. Class A 2,470 142
Monster Beverage Corp.(Æ) 8,081 540
National Vision Holdings, Inc.(Æ) 43,881 1,130
PepsiCo, Inc. 4,675 683
Philip Morris International, Inc. 5,244 757
Pilgrim's Pride Corp. 5,935 226
Procter & Gamble Co. (The) 3,415 513
Puregold Price Club, Inc. 80,600 52
Reckitt Benckiser Group PLC 3,752 286
Shiseido Co., Ltd. 30,000 510
Smithfield Foods, Inc. 5,997 133
Sodexo SA 3,351 186
Tyson Foods, Inc. Class A 1,788 92
Unicharm Corp. 13,900 86
Wal-Mart de Mexico SAB de CV 75,063 248
Zabka Group SA(Æ) 15,737 91

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 713
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
14,518
Energy - 2.0%
Antero Resources Corp.(Æ) 3,378 104
ARC Resources, Ltd. 1,609 30
Baker Hughes Co. 9,726 471
Cenovus Energy, Inc. 37,175 628
Chevron Corp. 1,926 304
Coterra Energy, Inc. 6,468 153
ENEOS Holdings, Inc. 31,700 200
EOG Resources, Inc. 2,125 225
Eramet SA 2,099 143
Expro Group Holdings NV(Æ) 28,515 387
Exxon Mobil Corp. 5,145 588
Galp Energia SGPS SA Class B 8,752 176
Gazprom PJSC(Æ)(Š) 332,583 —
Idemitsu Kosan Co., Ltd. 25,900 180
Japan Petroleum Exploration Co., Ltd. 16,600 138
Kinder Morgan, Inc. 9,622 252
Liberty Energy, Inc. Class A 24,491 444
LONGi Green Energy Technology Co.,
Ltd. Class A(Æ)
103,900 309
LUKOIL PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 4,051 237
National Energy Services Reunited
Corp.(Æ)
29,603 374
Natural Gas Services Group, Inc. 1,035 29
NPK International, Inc.(Æ) 15,087 186
ONEOK, Inc. 4,867 326
Paladin Energy, Ltd.(Æ) 46,003 288
Petroleo Brasileiro SA - ADR 10,739 125
Phillips 66 1,024 139
Range Resources Corp. 8,715 310
Reliance Industries, Ltd. 16,270 272
Repsol SA 10,640 195
Santos, Ltd. 54,783 226
Schlumberger NV 4,047 146
Schneider Electric SE 5,107 1,448
Shell PLC 12,428 464
Subsea 7 SA 1,268 23
Suncor Energy, Inc. 6,865 273
Targa Resources Corp. 802 124
TechnipFMC PLC 6,941 287
Teck Resources, Ltd. Class B 10,874 466
TotalEnergies SE 3,304 206
Tourmaline Oil Corp. 3,728 164
Tullow Oil PLC(Æ) 213,313 27
United States Antimony Corp.(Æ) 11,982 97
Viper Energy, Inc. Class A 10,974 412
Williams Cos., Inc. (The) 2,532 147
YPF SA - ADR(Æ) 1,107 40
11,763
Financial Services - 15.6%
3i Group PLC 7,550 436
ABN AMRO Bank NV(Þ) 13,202 394
Aedifica SA(ö) 3,484 254
Aflac, Inc. 2,921 313
Ageas SA 1,098 73
Agree Realty Corp.(ö) 5,446 398
AIA Group, Ltd. 66,600 648
Air Lease Corp. Class A 752 48
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Akbank TAS 95,347 138
Allianz SE 1,643 660
Allstate Corp. (The) 818 157
Alpha Bank SA 107,456 421
American Homes 4 Rent Class A(ö) 7,738 245
American Integrity Insurance Group,
Inc.(Æ)
30,428 725
American Tower Corp.(ö) 1,247 223
Amundi SA(Þ) 1,302 97
Annaly Capital Management, Inc.(ö) 7,993 169
ARGAN SA(ö) 1,319 103
Arthur J Gallagher & Co. 475 118
AvalonBay Communities, Inc.(ö) 751 131
Bajaj Finance, Ltd. 61,098 715
Baloise Holding AG 673 167
Banco BTG Pactual SA 24,817 225
Banco de Sabadell SA 49,375 185
Bank Hapoalim BM 14,098 286
Bank Leumi Le-Israel BM 19,615 398
Bank Mandiri Persero Tbk PT 4,866,392 1,378
Bank of America Corp. 17,199 919
Bank of China (Hong Kong), Ltd. 50,000 246
Bank of Ireland Group PLC 34,493 565
Bank of Montreal 2,948 366
Bank of New York Mellon Corp. (The) 2,509 271
Bank of Nova Scotia (The) 4,521 297
Beazley PLC 36,138 442
Berkshire Hathaway, Inc. Class B(Æ) 2,029 969
BGC Group, Inc. Class A 95,566 873
Big Yellow Group PLC(ö) 10,673 156
BNP Paribas SA 3,750 290
Brambles, Ltd. 20,068 326
British Land Co. PLC (The)(ö) 12,481 62
Broadstone Net Lease, Inc.(ö) 53,949 967
Brookfield Corp. 1,377 63
Brown & Brown, Inc. 1,601 128
BXP, Inc.(ö) 6,035 430
Canadian Imperial Bank of Commerce 4,359 361
Capital One Financial Corp. 3,543 779
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö)
234,700 427
Capitec Bank Holdings, Ltd. 1,396 308
CareTrust REIT, Inc.(ö) 8,731 303
Castellum AB 9,094 103
Catena AB 1,750 85
Centurion Accommodation REIT(Æ)
(ö)
184,200 150
Charles Schwab Corp. (The) 11,285 1,067
Charter Hall Group(ö) 17,014 249
China International Capital Corp., Ltd.
Class H(Þ)
316,000 857
China Merchants Bank Co., Ltd. Class
H
45,000 281
China Resources Land, Ltd. 68,000 245
Chubb, Ltd. 586 162
Cincinnati Financial Corp. 1,114 172
Citigroup, Inc. 6,013 609
CK Asset Holdings, Ltd. 35,000 173
CK Hutchison Holdings, Ltd. Class B 76,000 504
Close Brothers Group PLC(Æ) 7,162 40
CME Group, Inc. Class A 4,485 1,191
Commerzbank AG 4,643 169

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
714 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Country Garden Services Holdings
Co., Ltd.
190,000 151
Cresud SACIF y A - ADR 9,463 117
Crown Castle, Inc.(ö) 9,151 826
Dave, Inc.(Æ) 1,212 290
DBS Group Holdings, Ltd. 5,500 228
Derwent London PLC(ö) 4,320 100
Deutsche Boerse AG 327 83
Digital Core REIT Management Pte ,
Ltd.(ö)
201,600 104
Digital Realty Trust, Inc.(ö) 10,391 1,771
DLF, Ltd. 39,146 333
DNB Bank ASA 6,117 156
E.Sun Financial Holding Co., Ltd. 362,595 351
EastGroup Properties, Inc.(ö) 2,681 468
EQT AB 4,990 173
Equinix , Inc.(ö) 1,368 1,157
Essex Property Trust, Inc.(ö) 3,560 896
Extra Space Storage, Inc.(ö) 6,514 870
Fairfax Financial Holdings, Ltd. 127 206
Fastighets AB Balder Class B(Æ) 24,845 182
Fidelity National Financial, Inc. 2,749 152
FinecoBank Banca Fineco SpA 24,461 559
First Abu Dhabi Bank PJSC 27,739 132
First BanCorp 20,336 396
First Industrial Realty Trust, Inc.(ö) 1,846 102
flatexDEGIRO AG 2,340 89
Franklin Resources, Inc. 5,876 133
Frasers Centrepoint Trust(ö) 58,100 104
Futu Holdings, Ltd. - ADR 2,708 539
GLP J-REIT(ö) 137 124
Goldman Sachs Group, Inc. (The) 30 24
Goodman Group(ö) 44,132 951
Grupo Financiero Banorte SAB de CV
Class O
20,597 194
Grupo Financiero Galicia SA
- ADR(Æ)
9,236 546
Guaranty Trust Holding Co. PLC 3,566,672 239
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
2,642 71
Hana Financial Group, Inc. 15,276 918
Hang Seng Bank, Ltd. 12,700 247
Hankook Technology Group Co., Ltd. 4,569 75
Hartford Insurance Group, Inc. (The) 1,893 235
HDFC Bank, Ltd. 87,341 970
HDFC Bank, Ltd. - ADR 12,496 453
Healthcare Realty Trust, Inc.(ö) 26,096 462
Highwoods Properties, Inc.(ö) 5,183 148
Hiscox , Ltd. 23,660 428
Hong Kong Exchanges & Clearing,
Ltd.
18,166 995
Hongkong Land Holdings, Ltd. 16,200 99
Host Hotels & Resorts, Inc.(ö) 51,701 828
HSBC Holdings PLC 15,270 213
Hudson Pacific Properties, Inc.(Æ)(ö) 52,950 129
iA Financial Corp., Inc. 2,574 304
ICICI Bank, Ltd. 70,693 1,072
Industrivarden AB Class A 732 31
ING Groep NV 13,779 345
Ingenia Communities Group(ö) 71,400 262
Intact Financial Corp. 820 153
Intesa Sanpaolo SpA 39,609 255
Investor AB Class B 8,140 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invincible Investment Corp.(ö) 186 83
Invitation Homes, Inc.(ö) 38,587 1,086
Iron Mountain, Inc.(ö) 7,610 783
Israel Discount Bank, Ltd. Class A 20,783 208
Itau Unibanco Holding SA - ADR 55,524 409
Japan Hotel REIT Investment Corp.(ö) 136 79
Japan Metropolitan Fund Investment
Corp.(ö)
306 236
Japan Post Holdings Co., Ltd. 15,400 144
Japan Real Estate Investment Corp.(ö) 270 223
JPMorgan Chase & Co. 5,203 1,619
Kasikornbank PCL - NVDR 14,000 81
KB Financial Group, Inc. 5,604 457
KDX Realty Investment Corp. Class
A(ö)
86 95
Keppel REIT(ö) 212,500 171
Kilroy Realty Corp.(ö) 7,919 335
Kimco Realty Corp.(ö) 38,915 804
Kite Realty Group Trust(ö) 15,542 344
Klepierre SA(ö) 13,906 532
Korean Reinsurance Co. 5,451 41
Land Securities Group PLC(ö) 35,424 290
LEG Immobilien SE 2,404 183
Link REIT(ö) 62,400 325
LondonMetric Property PLC(ö) 182,184 456
Longfor Group Holdings, Ltd.(Þ) 591,500 729
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 6
M&T Bank Corp. 887 163
Macrotech Developers, Ltd.(Þ) 10,860 146
Manulife Financial Corp. 8,428 273
Mapfre SA 15,460 68
Markel Group, Inc.(Æ) 98 193
Marsh & McLennan Cos., Inc. 762 136
Mastercard , Inc. Class A 4,747 2,620
Mercialys SA(ö) 10,040 122
MetLife, Inc. 3,134 250
Mirvac Group(ö) 134,021 202
Mitsubishi Estate Co., Ltd. 14,599 309
Mitsubishi UFJ Financial Group, Inc. 1,200 18
Mitsui Fudosan Co., Ltd. 63,500 660
Mizrahi Tefahot Bank, Ltd. 3,618 235
Mizuho Financial Group, Inc. 4,500 150
Morgan Stanley 1,435 235
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
357 221
National Bank of Canada 1,544 172
NatWest Group PLC 65,935 506
New China Life Insurance Co., Ltd.
Class H
33,900 213
Newmark Group, Inc. Class A 27,135 484
Nippon Accommodations Fund, Inc.(ö) 152 128
Nippon Prologis REIT, Inc.(ö) 502 292
NN Group NV 2,191 150
Nomura Real Estate Master Fund, Inc.
(ö)
227 242
NU Holdings, Ltd. Class A(Æ) 17,895 288
Nyfosa AB 10,772 92
Omega Healthcare Investors, Inc.(ö) 8,226 346
ORIX Corp. 16,872 411
OUTFRONT Media, Inc.(ö) 7,085 125

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 715
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oversea-Chinese Banking Corp., Ltd. 13,500 177
Parkway Life Real Estate Investment
Trust(ö)
27,600 87
Perella Weinberg Partners 35,302 659
Ping An Insurance Group Co. of China,
Ltd. Class H
43,767 316
Piper Sandler Cos. 441 141
Piraeus Financial Holdings SA 43,171 337
PNC Financial Services Group, Inc.
(The)
841 154
Power Corp. of Canada 3,934 184
Progressive Corp. (The) 2,237 461
Prologis, Inc.(ö) 12,056 1,496
Prosperity Bancshares, Inc. 25,028 1,647
Prosus NV 10,082 696
Public Storage(ö) 2,649 738
Realty Income Corp.(ö) 11,300 655
Regions Financial Corp. 6,720 163
RELX PLC 16,083 711
Resona Holdings, Inc. 39,000 379
Royal Bank of Canada 3,248 476
Safestore Holdings PLC(ö) 11,473 108
Sampo Oyj Class A 15,515 173
Samsung Fire & Marine Insurance Co.,
Ltd.
963 299
Saudi National Bank (The) 12,512 133
SBA Communications Corp.(ö) 133 25
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
SBI Life Insurance Co., Ltd.(Þ) 5,889 130
Schroders PLC 33,193 166
Segro PLC(ö) 12,322 113
SGS SA 1,394 157
Shinhan Financial Group Co., Ltd. 2,906 150
Shriram Finance, Ltd. 45,094 380
Simon Property Group, Inc.(ö) 4,043 711
SLM Corp. 37,454 1,006
Societe Generale SA 6,827 432
Sompo Holdings, Inc. 5,000 152
Standard Bank Group, Ltd. 11,007 162
Stockland(ö) 117,138 483
Sumitomo Mitsui Financial Group, Inc. 7,400 200
Sumitomo Realty & Development Co.,
Ltd.
8,500 362
Sun Communities, Inc.(ö) 5,129 649
Sun Hung Kai Properties, Ltd. 81,000 982
Sun Life Financial, Inc. 3,358 204
Swiss Prime Site AG Class A 2,337 332
Swissquote Group Holding SA 274 174
TAG Immobilien AG 15,200 252
Talanx AG 952 116
Toronto-Dominion Bank (The) 340 28
Travelers Cos., Inc. (The) 774 208
UBS Group AG 16,222 620
UDR, Inc.(ö) 11,797 397
Unibail - Rodamco -Westfield(ö) 1,854 192
Unipol Gruppo SpA 3,953 86
United Overseas Bank, Ltd. 6,200 165
VGP NV 483 56
VICI Properties, Inc.(ö) 12,920 387
Vienna Insurance Group AG Wiener
Versicherung Gruppe
382 20
Visa, Inc. Class A 1,952 665
Vonovia SE 10,866 326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VTB Bank PJSC(Æ)(Š) 58,930 —
W.R. Berkley Corp. 2,634 188
Warehouses De Pauw CVA(ö) 5,305 135
Webster Financial Corp. 18,707 1,067
Wells Fargo & Co. 324 28
Welltower , Inc.(ö) 16,685 3,021
Weyerhaeuser Co.(ö) 10,393 239
Wharf Real Estate Investment Co., Ltd. 87,000 247
XP, Inc. Class A 6,187 113
Yellow Cake PLC(Æ)(Þ) 18,378 142
Yoma Strategic Holdings, Ltd.(Æ) 456,208 29
Zurich Insurance Group AG 225 156
91,630
Health Care - 6.0%
Abbott Laboratories 2,085 258
AbbVie, Inc. 2,364 515
Adaptive Biotechnologies Corp.(Æ) 7,545 131
ADMA Biologics, Inc.(Æ) 4,556 71
Akeso , Inc. Class B(Æ)(Þ) 5,000 73
Ambu A/S Class B 8,469 132
Amgen, Inc. 558 166
Argenx SE(Æ) 177 145
Artivion , Inc.(Æ) 1,850 84
Astellas Pharma, Inc. 37,300 390
AstraZeneca PLC 7,338 1,209
Aurobindo Pharma, Ltd. 35,000 448
Becton Dickinson & Co. 4,340 776
Beta Bionics, Inc.(Æ) 2,586 70
Boston Scientific Corp.(Æ) 2,480 250
Bristol-Myers Squibb Co. 12,492 575
Cencora , Inc. Class A 669 226
Centene Corp.(Æ) 6,422 227
ChemoMetec A/S 3,815 466
Chong Kun Dang Pharmaceutical Corp. 936 54
Cigna Group (The) 1,154 282
Cooper Cos, Inc. (The)(Æ) 6,711 469
Corcept Therapeutics, Inc.(Æ) 1,312 96
Cytek Biosciences, Inc.(Æ) 49,959 195
Daiichi Sankyo Co., Ltd. 5,600 134
Danaher Corp. 1,781 384
Doximity , Inc. Class A(Æ) 2,322 153
Edwards Lifesciences Corp.(Æ) 2,293 189
Elevance Health, Inc. 785 249
Eli Lilly & Co. 1,437 1,240
Enovis Corp. Class W(Æ) 21,969 686
Euroapi SA(Æ) 6,678 25
Exagen , Inc.(Æ) 6,433 75
Fresenius Medical Care AG 3,768 202
Fresenius SE & Co. KGaA 10,506 606
FUJIFILM Holdings Corp. 6,900 160
Galderma Group AG 1,372 254
GeneDx Holdings Corp.(Æ) 1,652 226
Genmab A/S(Æ) 637 182
Gilead Sciences, Inc. 4,949 593
Grifols SA 14,173 184
GSK PLC 8,101 190
Guardant Health, Inc.(Æ) 1,752 163
H Lundbeck A/S 5,830 42
Hangzhou Tigermed Consulting Co.,
Ltd. Class A
99,500 840

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
716 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hapvida Participacoes e Investimentos
SA(Æ)(Þ)
13,999 81
HCA Healthcare, Inc. 528 243
Humana, Inc. 2,595 722
Indivior PLC(Æ) 1,943 57
Innovent Biologics, Inc.(Æ)(Þ) 59,000 657
Innoviva , Inc.(Æ) 43,824 798
Insmed , Inc.(Æ) 805 153
Insulet Corp.(Æ) 1,143 358
Intuitive Surgical, Inc.(Æ) 941 503
Ionis Pharmaceuticals, Inc.(Æ) 357 26
iRadimed Corp. 1,299 100
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ)
26,278 254
Johnson & Johnson 13,447 2,540
Kyorin Pharmaceutical Co., Ltd. 8,700 79
Labcorp Holdings, Inc. 668 170
LENZ Therapeutics, Inc.(Æ) 3,542 105
Lifco AB Class B 5,163 201
Ligand Pharmaceuticals, Inc. Class
B(Æ)
781 149
Lonza Group AG 488 337
Madrigal Pharmaceuticals, Inc.(Æ) 188 79
McKesson Corp. 301 244
Medibank Pvt , Ltd. 24,178 77
Medtronic PLC 8,911 808
Merck & Co., Inc. 11,172 961
Merck KGaA 730 95
Mirum Pharmaceuticals, Inc.(Æ) 1,356 98
Molina Healthcare, Inc.(Æ) 568 87
Novartis AG 2,151 266
Novo Nordisk A/S Class B 18,648 920
PACS Group, Inc.(Æ) 3,576 43
Pfizer, Inc. 16,933 417
Pro Medicus , Ltd. 173 30
PTC Therapeutics, Inc.(Æ) 9,952 680
Quest Diagnostics, Inc. 686 121
RaySearch Laboratories AB 5,502 130
Regeneron Pharmaceuticals, Inc. 188 123
Roche Holding AG 1,038 339
Sanofi SA 8,841 894
Sartorius Stedim Biotech 1,277 306
SI-BONE, Inc.(Æ) 2,497 37
Sigma Healthcare, Ltd. 11,129 23
Smith & Nephew PLC 23,900 442
Stryker Corp. 866 308
Suzuken Co., Ltd. 1,200 45
Teleflex, Inc. 17,035 2,120
Thermo Fisher Scientific, Inc. 944 536
UCB SA 1,459 376
United Therapeutics Corp.(Æ) 402 179
UnitedHealth Group, Inc. 3,789 1,294
Universal Health Services, Inc. Class B 848 184
Vertex Pharmaceuticals, Inc.(Æ) 1,390 592
WuXi AppTec Co., Ltd. Class H(Þ) 39,000 543
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 53,500 249
Xeris Biopharma Holdings, Inc.(Æ) 5,035 49
Zai Lab, Ltd.(Æ) 33,600 88
Zoetis, Inc. Class A 840 121
35,522
Materials and Processing - 4.6%
AddTech AB Class B 6,653 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albemarle Corp. 204 20
Aluminum Corp. of China, Ltd. Class A 269,300 380
Aluminum Corp. of China, Ltd. Class
H
126,000 160
Amcor PLC 12,264 97
Amrize , Ltd.(Æ) 4,807 247
Anglo American Platinum, Ltd. 13,376 824
Anglo American PLC 8,069 304
Anglogold Ashanti PLC 17,851 1,214
ArcelorMittal SA 7,397 282
Aris Mining Corp.(Æ) 13,061 129
Armstrong World Industries, Inc. 552 105
Asian Paints, Ltd. 4,156 118
Atlas Arteria, Ltd. 57,381 182
Barrick Mining Corp. 17,149 562
Bear Creek Mining Corp.(Æ) 13,056 5
BlueScope Steel, Ltd. 3,568 53
BrightView Holdings, Inc. 30,787 379
Cameco Corp. 571 58
Capstone Mining Corp.(Æ) 13,825 123
Carpenter Technology Corp. 236 75
Carrier Global Corp. 8,618 513
Century Aluminum Co.(Æ) 15,511 459
Copart , Inc.(Æ) 11,302 486
CRH PLC 3,947 466
Croda International PLC 19,477 739
Diploma PLC 6,986 515
Ecolab, Inc. 654 168
Fastenal Co. 3,726 153
First Quantum Minerals, Ltd.(Æ) 23,566 489
Freeport-McMoRan, Inc. 5,482 229
Fresnillo PLC 17,945 523
Gabriel Resources, Ltd.(Æ) 80,280 5
Geberit AG 603 440
General Electric Co. 359 111
Gibraltar Industries, Inc.(Æ) 7,917 494
Glencore PLC 156,414 748
Gold Fields, Ltd. - ADR 5,832 224
Heidelberg Materials AG 709 166
Hindalco Industries, Ltd. 68,420 654
ICL Group, Ltd. 23,069 151
IMCD NV 9,241 959
Impala Platinum Holdings, Ltd. 43,264 462
Ingevity Corp.(Æ) 10,612 570
International Tower Hill Mines, Ltd.
(Æ)
22,792 41
Ivanhoe Electric, Inc.(Æ) 1,099 16
Ivanhoe Mines, Ltd. Class A(Æ) 38,995 390
K+S AG 24,963 325
Kinross Gold Corp. 4,714 110
Kronos Worldwide, Inc. 90,132 443
Linde PLC 2,935 1,228
LKQ Corp. 2,576 82
Lotte Chemical Corp. 1,495 74
MHP SE - GDR(Æ)(Þ) 22,127 125
Mitsui Chemicals, Inc. 2,200 52
Modine Manufacturing Co.(Æ) 512 78
Motiva Infraestrutura de Mobilidade
SA
18,637 55
MP Materials Corp.(Æ) 960 61
Newmont Corp. 1,179 96
Northern Dynasty Minerals, Ltd.(Æ) 83,477 168
NovaGold Resources, Inc.(Æ) 20,611 171

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 717
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien , Ltd. 2,230 121
Polyus PJSC(Æ)(Š) 48,690 —
PPG Industries, Inc. 1,131 111
Promotora y Operadora de
Infraestructura SAB de CV
6,213 80
Royal Gold, Inc. 796 139
Saudi Basic Industries Corp. 8,950 146
Seabridge Gold, Inc.(Æ) 17,662 421
Sherwin-Williams Co. (The) 2,341 808
Sibanye Stillwater, Ltd.(Æ) 23,141 61
Siemens AG 2,796 791
Sociedad Quimica y Minera de Chile
SA - ADR
9,189 450
SOL SpA 3,567 209
Solstice Advanced Materials Inc.(Æ) 239 11
Sumitomo Metal Mining Co., Ltd. 3,600 118
Symrise AG 14,627 1,210
Tecogen Inc.(Æ) 1,660 17
Ternium SA - ADR 4,404 159
ThredUp , Inc. Class A(Æ) 3,385 30
thyssenkrupp AG 99,880 1,045
USA Rare Earth, Inc.(Æ) 6,155 120
Vale SA 31,122 378
Vale SA Class B - ADR 48,857 591
Wanhua Chemical Group Co., Ltd.
Class A(Æ)
19,100 169
Western Copper & Gold Corp.(Æ) 31,468 66
Zijin Gold International Co., Ltd.(Æ) 20,980 355
Zijin Mining Group Co., Ltd. Class H 178,000 735
27,122
Producer Durables - 7.2%
Aena SME SA(Þ) 20,607 559
Aeroports de Paris SA 1,950 268
Aker ASA Class A 263 20
AMN Healthcare Services, Inc.(Æ) 19,541 385
Amprius Technologies, Inc.(Æ) 5,590 79
AP Moller - Maersk A/S Class A 51 105
AP Moller - Maersk A/S Class B 206 425
Argan , Inc. 860 263
Auckland International Airport, Ltd. 69,687 324
Automatic Data Processing, Inc. 526 137
Avery Dennison Corp. 818 143
BAE Systems PLC 11,865 292
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
228,000 82
Boeing Co. (The)(Æ) 2,045 411
Canadian Pacific Kansas City, Ltd. 10,627 765
Canon, Inc. 4,500 129
CECO Environmental Corp.(Æ) 1,507 74
Cellnex Telecom SA(Þ) 1,870 58
China Communications Services Corp.,
Ltd. Class H
178,886 107
China Tower Corp., Ltd. Class H(Þ) 89,500 129
Cintas Corp. 1,463 268
Contemporary Amperex Technology
Co., Ltd. Class A
6,100 336
Contemporary Amperex Technology
Co., Ltd. Class H
10,147 724
CSX Corp. 18,526 667
Custom Truck One Source, Inc.(Æ) 128,848 759
Dai Nippon Printing Co., Ltd. 10,600 177
Deutsche Post AG 20,539 943
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DL E&C Co., Ltd. 5,476 164
Eiffage SA 1,077 133
Element Fleet Management Corp. 6,344 171
Embraer SA - ADR 3,611 233
EMCOR Group, Inc. 559 378
Equifax, Inc. 2,357 498
ESCO Technologies, Inc. 210 46
FedEx Corp. 1,067 271
Ferrovial SE 4,114 253
Flughafen Zurich AG 897 265
FTAI Aviation, Ltd. 550 95
Fukuda Corp. 400 18
Full Truck Alliance Co., Ltd. - ADR 16,222 211
Gartner, Inc.(Æ) 386 96
GEA Group AG 3,878 277
General Dynamics Corp. 2,358 813
Getlink SE 28,100 513
GMR Infrastructure, Ltd.(Æ) 300,707 318
Graco , Inc. 5,969 488
Grupo Aeroportuario del Pacifico SAB
de CV Class B
17,104 357
Grupo Aeroportuario del Sureste SAB
de CV Class B
7,324 222
Guangshen Railway Co., Ltd. Class H 174,000 51
Halma PLC 11,717 546
HD Hyundai Electric Co., Ltd. 1,709 1,040
HEICO Corp. Class A 621 154
Hi Sun Technology China, Ltd.(Æ) 318,000 24
Holley, Inc.(Æ) 225,118 646
Honeywell International, Inc. 956 192
Huaming Power Equipment Co., Ltd.
Class A
59,800 220
Hyundai Engineering & Construction
Co., Ltd.
3,917 193
IMI PLC 7,122 224
Infrastrutture Wireless Italiane SpA (Þ) 2,232 25
InterGlobe Aviation, Ltd.(Þ) 13,889 880
International Consolidated Airlines
Group SA
34,646 190
International Container Terminal
Services, Inc.
43,260 389
Intertek Group PLC 12,953 864
Jacobs Solutions, Inc. 1,056 165
Japan Airport Terminal Co., Ltd. 6,000 186
JET2 PLC 6,205 108
Jiangsu Hengli Hydraulic Co., Ltd.
Class A
23,500 319
JSW Infrastructure, Ltd. 52,208 171
Kamigumi Co., Ltd. 1,300 39
Kone Oyj Class B 5,077 339
Konecranes Oyj 916 90
Korean Air Lines Co., Ltd. 2,948 46
Kratos Defense & Security Solutions,
Inc.(Æ)
974 88
L3Harris Technologies, Inc. 593 171
Latham Group, Inc.(Æ) 10,127 73
Leader Harmonious Drive Systems Co.,
Ltd. Class A
19,698 454
Lens Technology Co., Ltd. Class H 51,226 174
Localiza Rent a Car SA 37,223 273
Logitech International SA 463 56
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 27
Mama's Creations, Inc.(Æ) 13,097 139

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
718 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MasTec , Inc.(Æ) 1,071 219
Maximus, Inc. 13,347 1,109
Mercury Systems, Inc.(Æ) 1,631 126
Mesa Laboratories, Inc. 5,879 423
Mettler -Toledo International, Inc.(Æ) 413 585
Mitsubishi Corp. 11,735 282
Mitsui OSK Lines, Ltd. 4,700 140
Moody's Corp. 2,723 1,308
MTR Corp., Ltd. 43,500 159
MYR Group, Inc.(Æ) 3,422 745
Nestle SA 9,610 918
Nexi SpA (Þ) 26,863 141
NEXTracker , Inc. Class A(Æ) 3,146 318
Ningbo Tuopu Group Co.,Ltd . Class A 47,000 491
Norfolk Southern Corp. 683 194
Otis Worldwide Corp. 6,632 615
Pan Ocean Co., Ltd. 33,535 90
Paychex, Inc. 1,045 122
PHA Co., Ltd. 2,544 21
Primoris Services Corp. 850 120
Proficient Auto Logistics, Inc.(Æ) 67,094 502
Regal Rexnord Corp. 5,477 772
Republic Services, Inc. Class A 740 154
Rollins, Inc. 3,020 174
Rumo SA 9,172 27
Ryanair Holdings PLC 17,744 537
Samsung Heavy Industries Co., Ltd.
(Æ)
15,718 325
Samyang Foods Co., Ltd. 221 209
Sezzle , Inc.(Æ) 911 60
Spirax Group PLC 6,086 569
Sterling Infrastructure, Inc.(Æ) 497 188
Sung Kwang Bend Co., Ltd. 4,973 110
TAT Technologies, Ltd.(Æ) 4,684 197
Teledyne Technologies, Inc.(Æ) 308 162
Textron, Inc. 1,911 154
TransDigm Group, Inc. 558 730
Transurban Group(Æ) 46,844 443
TrueBlue , Inc.(Æ) 65,130 309
Tutor Perini Corp. 9,231 622
Union Pacific Corp. 909 200
United Parcel Service, Inc. Class B 1,538 148
V2X, Inc.(Æ) 16,658 951
Veralto Corp. 1,543 152
Verisk Analytics, Inc. Class A 556 122
Vertiv Holdings Co. Class A 4,709 908
Vinci SA 1,802 241
Wartsila OYJ Abp Class B 5,571 182
Waste Connections, Inc. 1,037 174
Waste Management, Inc. 775 155
Weir Group PLC (The) 27,731 1,080
West Japan Railway Co. 7,200 148
WSP Global, Inc. 898 172
42,008
Technology - 15.8%
8x8, Inc.(Æ) 238,366 439
AAC Technologies Holdings, Inc. 99,500 511
Accenture PLC Class A 1,251 313
Adobe, Inc.(Æ) 1,591 541
Advanced Micro Devices, Inc.(Æ) 116 30
Advantest Corp. 3,300 494
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbnb, Inc. Class A(Æ) 7,254 918
Airtel Africa PLC(Þ) 11,275 41
Akamai Technologies, Inc.(Æ) 1,388 104
Alpha & Omega Semiconductor, Ltd.
(Æ)
20,211 567
Alphabet, Inc. Class A 18,029 5,070
Alphabet, Inc. Class C 8,050 2,269
Apple, Inc. 30,564 8,264
Applied Materials, Inc. 3,960 923
Asia Vital Components Co., Ltd. 12,000 547
ASM International NV 449 291
ASML Holding NV 2,354 2,493
Assa Abloy AB Class B 18,765 711
Astera Labs, Inc.(Æ) 790 147
Autodesk, Inc.(Æ) 201 61
Baidu, Inc. Class A(Æ) 13,000 196
BE Semiconductor Industries NV 1,908 325
Bilibili , Inc. Class Z(Æ) 9,760 294
Booking Holdings, Inc. 89 452
Broadcom, Inc. 7,937 2,934
Cadence Design Systems, Inc.(Æ) 98 33
Calix, Inc.(Æ) 838 57
Cambricon Technologies Corp., Ltd.
Class A(Æ)
2,892 557
CGI, Inc. 1,952 170
Check Point Software Technologies,
Ltd.(Æ)
1,672 327
Ciena Corp.(Æ) 158 30
Cisco Systems, Inc. 8,035 587
Cognizant Technology Solutions Corp.
Class A
4,606 336
Computershare, Ltd. 5,602 134
Constellation Software, Inc. 76 200
Credo Technology Group Holding, Ltd.
(Æ)
1,204 226
Dassault Systemes SE 5,560 158
DoorDash , Inc. Class A(Æ) 972 247
Evolv Technologies Holdings, Inc.(Æ) 9,586 74
Extreme Networks, Inc.(Æ) 5,173 98
GDS Holdings, Ltd. Class A(Æ) 41,700 185
Graham Corp.(Æ) 3,064 191
Hewlett Packard Enterprise Co. 8,136 199
HMS Networks AB(Æ) 4,947 275
Hon Hai Precision Industry Co., Ltd. 156,000 1,300
Horizon Robotics(Æ) 399,600 450
HUB24, Ltd. 1,228 92
IBM Corp. 1,014 312
Infineon Technologies AG 4,691 186
Intuit, Inc. 598 399
IonQ , Inc.(Æ) 668 42
JFrog , Ltd.(Æ) 2,396 114
Kanzhun , Ltd. - ADR 18,024 399
Keyence Corp. 3,400 1,261
KLA Corp. 240 290
Lam Research Corp. 3,645 574
Lasertec Corp. 2,100 413
Leidos Holdings, Inc. 1,046 199
LG Corp. Class H 4,346 245
LightPath Technologies, Inc. Class
A(Æ)
15,707 136
Lumentum Holdings, Inc. Class E(Æ) 1,813 365
MakeMyTrip , Ltd.(Æ) 5,619 450
MediaTek , Inc. 18,000 764

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meta Platforms, Inc. Class A 3,738 2,424
Microsoft Corp. 15,558 8,056
Motorola Solutions, Inc. 648 264
MSCI, Inc. Class A 2,193 1,291
NAVER Corp. 1,282 240
NCR Voyix Corp.(Æ) 127,468 1,454
Nemetschek SE 2,060 237
Nice, Ltd.(Æ) 2,547 348
Nokia Oyj 71,523 488
NVIDIA Corp. 25,385 5,140
NXP Semiconductors NV 1,300 272
Obic Co., Ltd. 4,500 140
ON Semiconductor Corp.(Æ) 2,229 112
Onto Innovation, Inc.(Æ) 6,562 886
Oracle Corp. 4,567 1,199
Orange SA 12,739 203
Palantir Technologies, Inc. Class A(Æ) 3,191 640
Parade Technologies, Ltd. 21,000 463
PAX Global Technology, Ltd. 27,000 18
Pegasystems , Inc. 983 63
Porch Group, Inc.(Æ) 6,738 101
QUALCOMM, Inc. 4,813 871
Rambus, Inc.(Æ) 772 79
Red Violet, Inc. 3,583 192
Renesas Electronics Corp. 19,800 244
ROBLOX Corp. Class A(Æ) 2,847 324
Roku, Inc.(Æ) 597 63
Roper Technologies, Inc. 552 246
Samsung Electronics Co., Ltd. 44,743 3,368
SAP SE 2,513 649
Shopify, Inc. Class A(Æ) 241 42
Signify NV(Þ) 29,705 711
Silicon Motion Technology Corp. 11,163 1,095
SiTime Corp.(Æ) 680 197
SK Hynix, Inc. 5,483 2,142
SoftBank Corp. 181,000 256
STMicroelectronics NV 5,174 127
Synopsys, Inc.(Æ) 617 280
Taiwan Semiconductor Manufacturing
Co., Ltd.
129,000 6,242
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
12,344 3,709
Take-Two Interactive Software, Inc.(Æ) 1,628 417
TE Connectivity PLC 930 230
Technology One, Ltd. 2,397 58
Telefonaktiebolaget LM Ericsson Class
B
41,729 421
Teradata Corp.(Æ) 51,356 1,071
Tokyo Electron, Ltd. 1,500 333
Trip.com Group, Ltd. - ADR 6,639 469
Tyler Technologies, Inc.(Æ) 263 125
Uber Technologies, Inc.(Æ) 7,118 687
VeriSign, Inc. 587 141
Vimeo, Inc.(Æ) 250,025 1,950
Vodafone Group PLC 244,301 295
Wix.com, Ltd.(Æ) 960 140
Xiaomi Corp. Class B(Æ)(Þ) 51,000 283
92,506
Utilities - 3.5%
AES Corp. (The) 2,493 35
Ameren Corp. 1,814 185
American Electric Power Co., Inc. 4,394 528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Antero Midstream Corp. 11,913 206
AT&T, Inc. 20,285 502
Bharti Airtel, Ltd. 59,997 1,385
BKV Corp.(Æ) 54,600 1,288
Canadian Natural Resources, Ltd. 8,810 282
Centrais Eletricas Brasileiras SA 21,477 222
CGN Power Co., Ltd. Class H(Þ) 381,000 151
Cheniere Energy, Inc. 1,173 249
China Gas Holdings, Ltd. 38,800 40
Chunghwa Telecom Co., Ltd. 127,000 541
CMS Energy Corp. 2,024 149
ConocoPhillips 2,553 227
Consolidated Edison, Inc. 2,924 285
Constellation Energy Corp. 531 200
Deutsche Telekom AG 19,247 597
Dominion Energy, Inc. 1,941 114
DT Midstream, Inc. 1,386 152
DTE Energy Co. 1,059 144
Duke Energy Corp. 3,384 421
Edison International 5,429 301
EDP SA 48,404 241
Elisa Oyj 2,575 113
Emera , Inc. 4,536 216
Empresa Nacional de
Telecomunicaciones SA
28,811 137
Enbridge, Inc. 12,324 575
Engie SA 9,932 232
ENN Energy Holdings, Ltd. 6,400 56
Evergy , Inc. 476 37
Eversource Energy 2,530 187
Exelon Corp. 6,485 299
Expand Energy Corp. 1,292 133
Federal Grid Co. - Rosseti PJSC(Æ)(Š) 381,588,279 —
FirstEnergy Corp. 3,417 157
Fortis, Inc. 3,360 169
Gaztransport Et Technigaz SA 2,560 506
Hera SpA 28,956 130
Iberdrola SA 10,385 210
Inpex Corp. 16,700 308
JSW Energy, Ltd. 26,443 157
KDDI Corp. 15,400 246
Keyera Corp. 8,188 242
Koninklijke KPN NV 36,782 170
Korea Electric Power Corp. 8,094 241
KT Corp. - ADR 11,664 216
LG Uplus Corp. 58,039 620
MEG Energy Corp. Class A 10,394 220
MTN Group, Ltd. 37,740 376
National Grid PLC 72,166 1,079
NextEra Energy, Inc. 3,612 294
NTT, Inc. 242,000 249
Orsted A/S Class A(Æ)(Þ) 4,932 88
PG&E Corp. 13,682 218
Power Assets Holdings, Ltd. 23,000 146
Public Service Enterprise Group, Inc. 2,050 165
Redeia Corp. SA 7,131 128
Rogers Communications, Inc. Class B 5,739 225
RusHydro PJSC(Æ)(Š) 104,654,642 —
RWE AG 2,641 130
Sempra 5,454 501
Southern Co. (The) 1,654 156
Telefonica SA 45,189 229
Telstra Group, Ltd. 57,808 184

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
720 Multi-Asset Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TELUS Corp. 10,641 156
T-Mobile US, Inc. 1,487 312
UGI Corp. 1,618 54
United Utilities Group PLC 17,394 274
Veolia Environnement SA 20,766 686
Verizon Communications, Inc. 13,875 551
WEC Energy Group, Inc. 1,388 155
Xcel Energy, Inc. 4,254 345
20,723
Total Common Stocks
(cost $307,305) 389,795
Preferred Stocks - 0.1%
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.864% (Ÿ) 1,936 157
Energy - 0.0%
Petroleo Brasileiro SA - Petrobras
9.222% (Ÿ) 38,769 214
Financial Services - 0.1%
Itau Unibanco Holding SA
6.467% (Ÿ) 33,842 248
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
2.972% (Ÿ) 1,125 95
Total Preferred Stocks
(cost $522) 714
Short-Term Investments - 14.1%
U.S. Cash Management Fund(@) 82,725,143
(∞)
82,709
Total Short-Term Investments
(cost $82,708) 82,709
Total Investments - 99.4%
(identified cost $498,579) 583,773
Other Assets and Liabilities,
Net - 0.6%
3,650
Net Assets - 100.0%
587,423

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 721
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
8.5%
ABN AMRO Bank NV 03/22/23 EUR 13,202 16.33 215
394
Abu Dhabi Government International Bond 11/02/22 367,000 68.08 250
272
Abu Dhabi Government International Bond 09/25/25 525,000 99.08 520
524
Aegea Finance SARL 09/25/25 200,000 99.94 200
195
Aena SME SA 04/27/20 EUR 20,607 16.99 365
559
Airtel Africa PLC 09/09/25 GBP 11,275 3.02 34
41
Akeso , Inc. 07/21/25 HKD 5,000 17.88 89
73
Allegro.eu SA 03/20/25 PLN 13,502 8.02 108
126
Ally Bank Auto Credit-Linked Notes 10/30/25 3,000,000 100.00 3,000
3,000
Amundi SA 09/03/25 EUR 1,302 72.85 95
97
Angolan Government International Bond 10/07/25 263,000 100.00 263
257
Bahrain Government International Bond 09/11/24 223,000 103.59 231
233
Bahrain Government International Bond 10/01/25 224,000 100.00 224
227
Bolivia Government International Bond 12/07/23 119,000 63.06 75
97
BX Trust 10/27/25 2,358,000 100.03 2,359
2,356
CBB International Sukuk Programme , Co. 08/28/25 279,000 101.23 282
292
Carlyle Euro CLO DAC 10/30/25 EUR 3,000,000 86.48 3,469
3,469
Cellnex Telecom SA 11/10/23 EUR 1,870 32.97 62
58
CGN Power Co., Ltd. 09/30/22 HKD 381,000 0.22 83
151
China Government International Bond 11/13/24 472,000 99.69 471
480
China International Capital Corp., Ltd. 05/17/24 HKD 316,000 2.08 656
857
China Tower Corp., Ltd. 02/27/25 HKD 89,500 1.31 117
129
CIFC Funding, Ltd. 10/27/25 2,380,000 100.45 2,391
2,388
Corp. Nacional del Cobre de Chile 01/08/25 200,000 99.96 200
219
Corp. Nacional del Cobre de Chile 04/28/25 200,000 101.34 203
219
Costa Rica Government International Bond 09/08/25 298,000 104.05 310
312
Cryoport , Inc. 10/23/25 275,000 94.48 260
259
CVC Cordatus Loan Fund 10/29/25 EUR 2,000,000 116.00 2,320
2,300
DAE Sukuk Difc , Ltd. 10/08/25 252,000 99.51 251
250
Dominican Republic International Bond 05/12/25 450,000 100.41 452
482
Dominican Republic International Bond 10/22/25 448,000 100.00 448
447
Ecuador Government International Bond 10/03/22 395,675 50.21 199
303
Ecuador Government International Bond 02/13/25 105,376 71.53 75
96
EDO Sukuk , Ltd. 06/03/25 311,000 101.20 315
327
Egypt Government International Bond 04/11/24 617,000 76.88 474
568
Egypt Government International Bond 10/03/25 200,000 106.85 214
214
El Salvador Government International Bond 07/09/25 300,000 105.89 318
331
Export-Import Bank of India 09/20/22 116,000 85.85 100
104
Export-Import Bank of India 11/06/24 200,000 92.96 186
191
Fastly , Inc. 08/14/25 437,000 102.12 446
464
Ghana Government International Bond 10/10/24 21,726 89.80 19
21
Ghana Government International Bond 11/20/24 245,000 91.72 225
238
GS Mortgage-Backed Securities Trust 10/27/25 1,150,000 100.00 1,150
1,150
Halyk Savings Bank of Kazakhstan JSC 03/14/22 2,642 8.74 23
71
Hapvida Participacoes e Investimentos SA 09/08/25 BRL 13,999 7.44 104
81
Hazine Mustesarligi Varlik Kiralama AS 06/24/25 555,000 99.61 553
577
Hungary Government International Bond 07/19/23 204,000 101.11 206
212
Hungary Government International Bond 06/16/25 200,000 99.50 199
206
Hungary Government International Bond 10/20/25 325,000 103.23 335
334
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 2,232 10.92 24
25
Innovent Biologics, Inc. 11/08/24 HKD 59,000 6.26 370
657
InterGlobe Aviation, Ltd. 06/10/22 INR 13,889 29.63 411
880
Ivory Coast Government International Bond 03/25/25 200,000 97.59 195
210
Jordan Government International Bond 04/04/23 46,000 99.27 46
49
Jordan Government International Bond 10/07/25 200,000 104.91 210
212
Kazakhstan Government International Bond 06/24/25 272,000 100.00 272
276
Kingston Airport Revenue Finance, Ltd. 09/25/24 200,000 99.97 200
204
KSA Ijarah Sukuk , Ltd. 09/02/25 414,000 98.85 409
419
Kuaishou Technology 06/10/22 HKD 82,200 7.89 649
766
Kuwait International Government Bond 09/30/25 896,000 100.00 896
900
Lebanon Government International Bond 10/31/22 657,000 11.78 77
150
Lebanon Government International Bond 07/18/25 27,000 21.23 6
6
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Longfor Group Holdings, Ltd. 08/11/23 HKD 591,500 1.43 846
729

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
722 Multi-Asset Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Macrotech Developers, Ltd. 04/05/24 INR 10,860 15.86 172
146
Match Group Financeco , Inc. 11/01/23 1,040,000 97.26 1,012
1,013
Mazoon Assets Co. SAOC 08/12/25 250,000 101.31 253
256
MHP SE 03/10/17 22,127 9.37 207
125
NAC Kazatomprom JSC 10/15/19 4,051 13.29 54
237
Nexi SpA 07/21/25 EUR 26,863 6.06 163
141
Nigeria Government International Bond 09/10/25 483,000 108.31 523
526
OCP SA 08/06/25 200,000 101.78 204
223
Oman Sovereign Sukuk Co. 10/09/25 200,000 100.00 200
200
Orsted A/S 10/03/25 DKK 4,932 18.17 90
88
Pakistan Global Sukuk Programme Co., Ltd. (The) 09/03/25 215,000 99.95 215
218
Paraguay Government International Bond 06/12/25 200,000 101.25 202
211
Pebblebrook Hotel Trust 09/17/25 222,000 100.00 222
209
Pertamina Hulu Energi PT 05/14/25 303,000 100.00 303
310
Perusahaan Penerbit SBSN Indonesia III 07/16/25 376,000 100.00 376
380
Petroleos de Venezuela SA 01/15/25 497,300 22.16 110
112
Petroleos de Venezuela SA 07/17/25 107,685 28.84 31
24
Petroleos del Peru SA 09/20/22 416,000 65.22 271
300
Petronas Capital, Ltd. 10/31/23 200,000 59.84 120
139
Petronas Capital, Ltd. 03/26/25 269,000 100.00 269
287
Petronas Capital, Ltd. 09/10/25 200,000 103.52 207
207
Porch Group, Inc. 05/07/25 711,000 96.38 685
729
Port of Spain Waterfront Development 02/11/25 193,333 99.35 192
196
PRIO Luxembourg Holding Sarl 10/06/25 240,000 100.00 240
236
Repay Holdings Corp. 05/22/23 684,000 98.20 672
671
Republic of Kenya Government International Bond 09/16/25 226,000 107.61 243
242
Republic of South Africa Government International Bond 04/16/25 487,000 100.07 487
524
Republic of Uzbekistan Government International Bond 02/12/25 223,000 84.71 189
207
Romanian Government International Bond 04/29/25 380,000 99.88 380
416
Romanian Government International Bond 06/12/25 294,000 86.60 255
264
Romanian Government International Bond 07/09/25 142,000 99.89 142
145
Saudi Government International Bond 06/16/25 609,000 84.73 516
559
SBI Life Insurance Co., Ltd. 01/24/25 INR 5,889 16.72 98
130
Scout24 SE 05/17/24 EUR 2,056 76.76 158
237
Senegal Government International Bond 02/27/25 200,000 79.67 159
143
Signify NV 09/02/22 EUR 29,705 24.38 724
711
Sri Lanka Government International Bond 12/20/24 101,353 69.95 71
93
Sri Lanka Government International Bond 12/20/24 44,658 70.31 31
41
Sri Lanka Government International Bond 12/20/24 233,688 71.62 167
181
TC Ziraat Bankasi AS 01/28/25 200,000 99.55 199
206
Tecpetrol SA 10/29/25 107,000 100.02 107
107
Threelands Energy, Ltd. Sarl 10/09/25 200,000 100.00 200
200
Turk Telekomunikasyon AS 10/01/25 200,000 99.99 200
202
Ukraine Government International Bond 08/30/24 140,665 46.56 65
75
Ukraine Government International Bond 10/10/24 355,000 56.82 202
181
Ukraine Government International Bond 10/15/25 202,000 42.67 86
83
VDCM Commercial Mortgage Trust 10/30/25 2,600,000 102.27 2,659
2,649
Venezuela Government International Bond 07/30/24 336,000 15.38 52
79
Venezuela Government International Bond 03/07/25 139,800 18.03 25
41
Venezuela Government International Bond 05/21/25 158,100 17.62 28
41
WuXi AppTec Co., Ltd. 12/19/24 HKD 39,000 8.75 341
543
Wuxi Biologics Cayman, Inc. 08/08/25 HKD 53,500 3.78 202
249
Xiaomi Corp. 07/02/25 HKD 51,000 7.60 388
283
XPLR Infrastructure, LP 09/02/25 629,000 97.86 616
618
Yellow Cake PLC 07/08/19 GBP 18,378 2.64 49
142
Zalando SE 07/11/25 EUR 28,022 32.70 916
783
Zambia Government International Bond 06/28/24 102,524 90.77 93
99
Ziff Davis, Inc. 10/15/25 784,000 96.61 757 762
50,154
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 723
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 651 11/25
14
Commonwealth 10 Year Treasury Bond Futures 177 AUD 20,109 12/25
14
DAX Index Futures 3 EUR 1,802 12/25
31
EURO STOXX 50 Index Futures 43 EUR 2,438 12/25
141
FTSE 100 Index Futures 26 GBP 2,534 12/25
169
FTSE/MIB Index Futures 3 EUR 643 12/25
2
Hang Seng Index Futures 3 HKD 3,886 11/25
(10)
IBEX 35 Index Futures 3 EUR 480 11/25
16
Long Gilt Futures 86 GBP 8,051 12/25
356
MSCI Emerging Markets Index Futures 146 USD 10,275 12/25
457
OMXS30 Index Futures 9 SEK 2,493 11/25
5
S&P 500 E-Mini Index Futures 241 USD 82,832 12/25
2,522
S&P/TSX 60 Index Futures 14 CAD 4,988 12/25
100
SPI 200 Index Futures 10 AUD 2,223 12/25
(2)
TOPIX Index Futures 10 JPY 333,400 12/25
148
United States 2 Year Treasury Note Futures 249 USD 51,852 12/25
(47)
United States 5 Year Treasury Note Futures 787 USD 85,949 12/25
(11)
United States 10 Year Treasury Note Futures 183 USD 20,619 12/25
85
United States Treasury Long Bond Futures 41 USD 4,810 12/25
37
United States Treasury Ultra Bond Futures 92 USD 11,158 12/25 347
Short Positions
EURO STOXX 50 Index Futures 318 EUR 18,028 12/25
(954)
Euro-Bund Futures 87 EUR 11,257 12/25
(136)
FTSE 100 Index Futures 73 GBP 7,115 12/25
(455)
Hang Seng Index Futures 138 HKD 178,758 11/25
474
Japanese 10 Year Government Bond Futures 17 JPY 2,312,680 12/25
105
Japanese 10 Year Mini Government Bond Futures 6 JPY 81,600 12/25
—
MSCI Emerging Markets Index Futures 431 USD 30,333 12/25
(1,353)
Russell 2000 E-Mini Index Futures 411 USD 51,167 12/25
(1,517)
S&P/TSX 60 Index Futures 30 CAD 10,689 12/25
(215)
United States 2 Year Treasury Note Futures 12 USD 2,499 12/25
—
United States 5 Year Treasury Note Futures 39 USD 4,259 12/25 1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 324
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 97 EUR 84 11/03/25 —
Bank of America USD 513 EUR 442 11/03/25 (4)
Bank of America USD 124 SGD 161 11/03/25 —
Bank of America CHF 107 USD 134 11/03/25 1
Bank of America EUR 42 USD 49 11/03/25 —
Bank of America EUR 160 USD 185 11/03/25 1
Bank of America GBP 22 USD 29 11/03/25 —
Bank of America HKD 850 USD 109 11/03/25 —
Bank of America HKD 1,822 USD 235 11/03/25 —
Bank of America TRY 526 USD 13 11/03/25 —
Bank of New York USD 2,934 CAD 4,090 11/10/25 (17)
Citigroup USD 10,651 EUR 9,100 12/17/25 (137)

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
724 Multi-Asset Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,549 GBP 2,650 12/17/25 (68)
Citigroup DKK 6,388 USD 1,008 12/17/25 20
Citigroup EUR 2,624 USD 3,090 12/17/25 58
Citigroup GBP 2,025 USD 2,742 12/17/25 82
Citigroup HKD 6,579 USD 847 12/17/25 —
Citigroup SEK 5,844 USD 629 12/17/25 12
Commonwealth Bank of Australia DKK 6,388 USD 1,008 12/17/25 19
Commonwealth Bank of Australia EUR 2,624 USD 3,088 12/17/25 56
Commonwealth Bank of Australia GBP 2,025 USD 2,741 12/17/25 81
Commonwealth Bank of Australia HKD 6,579 USD 847 12/17/25 —
Commonwealth Bank of Australia SEK 5,844 USD 628 12/17/25 12
HSBC USD 41 CAD 57 11/10/25 —
HSBC USD 42 EUR 36 11/10/25 —
HSBC USD 45 GBP 35 11/10/25 —
HSBC USD 34 NOK 345 11/10/25 —
HSBC CHF 22 USD 27 11/10/25 —
HSBC CHF 6,718 USD 8,468 11/10/25 115
HSBC EUR 2,001 USD 2,313 11/12/25 6
HSBC JPY 11,282 USD 73 11/10/25 —
HSBC SEK 38 USD 4 11/10/25 —
JPMorgan Chase USD 2,960 EUR 2,516 11/10/25 (60)
Royal Bank of Canada DKK 6,388 USD 1,009 12/17/25 21
Royal Bank of Canada EUR 2,624 USD 3,093 12/17/25 61
Royal Bank of Canada GBP 2,025 USD 2,743 12/17/25 83
Royal Bank of Canada HKD 6,579 USD 847 12/17/25 —
Royal Bank of Canada SEK 5,844 USD 630 12/17/25 13
State Street USD 1,603 AUD 2,421 12/17/25 (18)
State Street USD 422 CAD 583 12/17/25 (6)
State Street USD — EUR — 11/03/25 —
State Street USD 4 EUR 4 11/03/25 —
State Street USD 23 EUR 20 11/03/25 —
State Street USD 36 GBP 27 11/03/25 —
State Street USD — IDR 1,228 11/03/25 —
State Street USD 6 ILS 19 11/03/25 —
State Street USD 1,915 JPY 279,537 12/17/25 (94)
State Street USD 193 KRW 275,124 11/03/25 —
State Street USD 609 KRW 868,282 11/03/25 —
State Street USD 5,499 NOK 54,730 11/10/25 (96)
State Street CAD — USD — 11/03/25 —
State Street CHF 32 USD 40 11/03/25 —
State Street CHF 40 USD 50 11/03/25 —
State Street CHF 1,382 USD 1,752 12/17/25 26
State Street EUR 5 USD 5 11/03/25 —
State Street EUR 13 USD 15 11/03/25 —
State Street GBP 1 USD 1 11/03/25 —

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 725
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 10 USD 13 11/03/25 —
State Street IDR 3,172,700 USD 191 11/03/25 —
State Street SEK 51,672 USD 5,523 11/10/25 82
UBS DKK 6,388 USD 1,010 12/17/25 21
UBS EUR 2,624 USD 3,095 12/17/25 62
UBS GBP 2,025 USD 2,746 12/17/25 86
UBS HKD 6,579 USD 847 12/17/25 —
UBS SEK 5,844 USD 631 12/17/25 15
Westpac USD 2,532 GBP 1,886 11/10/25 (54)
Westpac DKK 6,388 USD 1,008 12/17/25 20
Westpac EUR 2,624 USD 3,090 12/17/25 58
Westpac GBP 2,025 USD 2,743 12/17/25 83
Westpac HKD 6,579 USD 847 12/17/25 —
Westpac JPY 376,782 USD 2,569 11/10/25 123
Westpac SEK 5,844 USD 629 12/17/25 12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 675
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 23,500 (1.000%)
(2)
12/20/30 529 (176) 353
Total Open Credit Indices - Purchase Protection Contracts 529 (176) 353
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Bank of America USD 18,500 5.000%
(2)
12/20/30 1,400 53 1,453
Total Open Credit Indices - Sell Protection Contracts 1,400 53 1,453
Total Open Credit Default Swap Contracts (å) 1,929 (123) 1,806

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
726 Multi-Asset Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 4,800 $ —
$ —
$ 4,800
Corporate Bonds and Notes — 59,456 —
—
59,456
International Debt — 29,764 —
—
29,764
Mortgage-Backed Securities — 6,155 —
—
6,155
Non-US Bonds — 10,380 —
—
10,380
Common Stocks
Consumer Discretionary 25,780 28,223 —
—
54,003
Consumer Staples 9,185 5,333 —
—
14,518
Energy 7,302 4,461 —
—
11,763
Financial Services 50,605 41,025 —
—
91,630
Health Care 23,435 12,087 —
—
35,522
Materials and Processing 13,368 13,754 —
—
27,122
Producer Durables 22,646 19,362 —
—
42,008
Technology 63,315 29,191 —
—
92,506
Utilities 11,071 9,652 —
—
20,723
Preferred Stocks 462 252 — — 714
Short-Term Investments — — — 82,70 9 82,70 9
Total Investments 227,169 273 , 895 — 82,70 9 583 , 773
Other Financial Instruments
Assets
Futures Contracts 5,024 — — — 5,024
Foreign Currency Exchange Contracts 3 1,226 — — 1,229
Credit Default Swap Contracts — 1,8 0 6 — — 1,8 0 6
A
Liabilities
Futures Contracts (4,700) — — — (4,700)
Foreign Currency Exchange Contracts (4) (550) — — (554)
Total Other Financial Instruments
*
$ 323 $ 2,482 $ — $ — $ 2,805
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of October 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Angola ................................................................................................
257 — **
Argentina ............................................................................................
1,522 0 .3

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 727
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
5,012 0 .9
Austria ................................................................................................
342 0 .1
Bahrain ...............................................................................................
752 0 .1
Belgium ..............................................................................................
1,124 0 .2
Bolivia, Plurinational State of ............................................................
97 — **
Brazil ..................................................................................................
5,664 1 .0
Canada ................................................................................................
11,058 1 .9
Cayman Islands ..................................................................................
2,388 0 .4
Chile ...................................................................................................
1,371 0 .2
China ..................................................................................................
28,333 4 .8
Colombia ............................................................................................
858 0 .2
Congo, the Democratic Republic of the .............................................
390 0 .1
Costa Rica ..........................................................................................
312 0 .1
Denmark .............................................................................................
1,831 0 .3
Dominican Republic ..........................................................................
929 0 .2
Ecuador ..............................................................................................
399 0 .1
Egypt ..................................................................................................
782 0 .1
El Salvador .........................................................................................
331 0 .1
Finland ...............................................................................................
1,387 0 .2
France .................................................................................................
9,643 1 .6
Germany .............................................................................................
11,340 1 .9
Ghana .................................................................................................
287 0 .1
Greece ................................................................................................
757 0 .1
Guatemala ..........................................................................................
200 — **
Guernsey ............................................................................................
133 — **
Hong Kong .........................................................................................
5,040 0 .9
Hungary ..............................................................................................
752 0 .1
India ...................................................................................................
10,249 1 .7
Indonesia ............................................................................................
2,909 0 .5
Ireland ................................................................................................
10,945 1 .9
Israel ...................................................................................................
2,093 0 .4
Italy ....................................................................................................
2,962 0 .5
Ivory Coast .........................................................................................
210 — **
Jamaica ...............................................................................................
204 — **
Japan ..................................................................................................
14,208 2 .4
Jordan .................................................................................................
260 — **
Kazakhstan .........................................................................................
584 0 .1
Kenya .................................................................................................
242 — **
Kuwait ................................................................................................
899 0 .2
Lebanon ..............................................................................................
156 — **
Luxembourg .......................................................................................
282 0 .1
Macao .................................................................................................
362 0 .1
Malaysia .............................................................................................
736 0 .1
Mexico ...............................................................................................
3,260 0 .6
Morocco .............................................................................................
223 — **
Myanmar ............................................................................................
29 — **

Russell Investment Company
Multi-Asset Strategy Fund
Schedule of Investments, continued — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
728 Multi-Asset Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Netherlands ........................................................................................
6,237 1 .1
New Zealand ......................................................................................
323 0 .1
Nigeria ................................................................................................
806 0 .1
Norway ...............................................................................................
177 — **
Oman ..................................................................................................
784 0 .1
Pakistan ..............................................................................................
218 — **
Panama ...............................................................................................
768 0 .1
Paraguay .............................................................................................
211 — **
Peru ....................................................................................................
684 0 .1
Philippines ..........................................................................................
1,158 0 .2
Poland ................................................................................................
1,109 0 .2
Portugal ..............................................................................................
416 0 .1
Puerto Rico .........................................................................................
396 0 .1
Romania .............................................................................................
825 0 .1
Russia .................................................................................................
— —
Saudi Arabia .......................................................................................
1,257 0 .2
Senegal ...............................................................................................
143 — **
Singapore ...........................................................................................
3,841 0 .7
South Africa .......................................................................................
4,753 0 .8
South Korea .......................................................................................
12,422 2 .1
Spain ..................................................................................................
2,370 0 .4
Sri Lanka ............................................................................................
315 0 .1
Sweden ...............................................................................................
3,482 0 .6
Switzerland ........................................................................................
4,846 0 .8
Taiwan ................................................................................................
15,011 2 .6
Thailand .............................................................................................
1,369 0 .2
Trinidad and Tobago ..........................................................................
196 — **
Turkey ................................................................................................
1,328 0 .2
Ukraine ...............................................................................................
500 0 .1
United Arab Emirates .........................................................................
1,178 0 .2
United Kingdom .................................................................................
18,107 3 .1
United States ......................................................................................
352,763 60 .1
Uruguay ..............................................................................................
584 0 .1
Uzbekistan ..........................................................................................
207 — **
Venezuela, Bolivarian Republic of ....................................................
297 0 .1
Zambia ...............................................................................................
588 0 .1
Total Investments ............................................................................... 583,773 99 .4
*
* Less than .05% of net assets.

Russell Investment Company
Multi-Asset Strategy Fund
Fair Value of Derivative Instruments — October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 729
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 1,229 $ —
Variation margin on futures contracts* 4,079 — — 945
Credit default swap contracts, at fair value — 1,8 0 6 — —
Total
$ 4,079 $ 1,8 0 6 $ 1,229 $ 945
Location: Statement of Assets and Liabilities - Liabilities
0 0 0 0
Variation margin on futures contracts* $ 4,506 $ — $ — $ 194
Unrealized depreciation on foreign currency exchange contracts — — 554 —
Total
$ 4,506 $ — $ 554 $ 194
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 2 $ — $ — $ —
Futures contracts (9,447) — — (3,478)
Options written 200 — — —
Credit default swap contracts — 1,19 2 — —
Foreign currency exchange contracts — — (2,061) —
Total
$ (9,245) $ 1,19 2 $ (2,061) $ (3,478)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
0 0 0 0
Investments*** $ 237 $ — $ — $ —
Futures contracts (1,249) — — 6,455
Options written (83) — — —
Credit default swap contracts — (11 2 ) — —
Foreign currency exchange contracts — — 292 —
Total
$ (1,095) $ (11 2 ) $ 292 $ 6,455
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2025
See accompanying notes which are an integral part of the financial statements.
730 Multi-Asset Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,229 $ — $ 1,229
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,806 — 1,806
Total Financial and Derivative Assets
3,035 — 3,035
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 3,032 $ — $ 3,032
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,806 $ — $ 664 $ 1,142
Citigroup
172 172 — —
Commonwealth Bank of Australia
168 — — 168
HSBC
121 1 — 120
Royal Bank of Canada
177 — — 177
State Street
108 108 — —
UBS
18 5 — — 18 5
Westpac
295 54 — 241
Total
$ 3,03 2 $ 335 $ 664 $ 2,03 3

Russell Investment Company
Multi-Asset Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— October 31, 2025
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 731
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 554 $ — $ 554
Total Financial and Derivative Liabilities
554 — 554
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 550 $ — $ 550
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 17 $ — $ — $ 17
Citigroup 205 172 — 33
HSBC 1 1 — —
JPMorgan Chase 60 — — 60
State Street 213 108 — 105
Westpac 54 54 — —
Total
$ 5 50 $ 335 $ — $ 21 5
^      Collateral received or pledged amount may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
732 Multi-Asset Strategy Fund
Statement of Assets and Liabilities — October 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 498 , 579
Investments, at fair value(>) ........................................................................................................................................................
583 , 773
Foreign currency holdings(^) ....................................................................................................................................................... 1,949
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,229
Receivables:
Dividends and interest ...................................................................................................................................................... 1,125
Dividends from affiliated funds ....................................................................................................................................... 185
Investments sold ............................................................................................................................................................... 2,725
Fund shares sold ............................................................................................................................................................... 483
Foreign capital gains taxes recoverable ........................................................................................................................... 414
From broker(a) ................................................................................................................................................................. 24,424
Variation margin on futures contracts .............................................................................................................................. 333
Credit default swap contracts, at fair value(+) ............................................................................................................................. 1,806
Total assets ...............................................................................................................................................................
618 , 446
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 378
Due to broker(b)(c) .......................................................................................................................................................... 11,777
Investments purchased ..................................................................................................................................................... 1 6,696
Fund shares redeemed ...................................................................................................................................................... 587
Accrued fees to affiliates .................................................................................................................................................. 371
Other accrued expenses .................................................................................................................................................... 226
Deferred capital gains tax liability ................................................................................................................................... 434
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 554
Total liabilities ...........................................................................................................................................................
31 , 023
Net Assets ...............................................................................................................................................................
$ 587,423

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 733
Statement of Assets and Liabilities, continued — October 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 86,441
Shares of beneficial interest .........................................................................................................................................................
490
Additional paid-in capital ............................................................................................................................................................
500,492
Net Assets ...............................................................................................................................................................
$ 587,423
(>)   Investments in affiliates, U.S. Cash Management Fund $ 82,709
(^)     Foreign currency holdings - cost $ 1,962
(a)     Receivable from Broker for Futures $ 24,424
(+)     Credit default swap contracts - premiums paid (received) $ 1,929
(b)   Due to Broker for Options $ 11,113
(c)   Due to Broker for Swaps $ 664
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.95
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.68
Class A — Net assets ........................................................................................................................................................... $ 3,584,890
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 300,027
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.71
Class C — Net assets ........................................................................................................................................................... $ 656,193
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 56,059
Net asset value per share: Class M (#) ......................................................................................................................................... $ 12.00
Class M — Net assets .......................................................................................................................................................... $ 123,443,107
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 10,285,460
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.98
Class S — Net assets ............................................................................................................................................................ $ 368,837,717
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 30,793,924
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 12.02
Class Y — Net assets ........................................................................................................................................................... $ 90,901,551
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,563,149
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
734 Multi-Asset Strategy Fund
Statement of Operations — For the Period Ended October 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,954
Interest .............................................................................................................................................................................. 8,614
Dividends from affiliated funds ....................................................................................................................................... 1,737
Total investment income ..............................................................................................................................................................
19,305
Expenses
Advisory fees ................................................................................................................................................................... 4,141
Administrative fees .......................................................................................................................................................... 275
Custodian fees .................................................................................................................................................................. 161
Distribution fees - Class A ............................................................................................................................................... 8
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 6
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 235
Transfer agent fees - Class S ............................................................................................................................................ 727
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 159
Registration fees ............................................................................................................................................................... 95
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 32
Printing fees ..................................................................................................................................................................... 69
Miscellaneous .................................................................................................................................................................. 128
Expenses before reductions .............................................................................................................................................. 6,046
Expense reductions .......................................................................................................................................................... (1,153)
Net expenses ................................................................................................................................................................................
4,893
Net investment income (loss) .......................................................................................................................................................
14,412
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $172) ................................................................................................. 40,767
Investments in affiliated funds ......................................................................................................................................... (11)
Futures contracts .............................................................................................................................................................. (12,925)
Options written ................................................................................................................................................................. 200
Foreign currency exchange contracts ............................................................................................................................... (2,061)
Credit default swap contracts ........................................................................................................................................... 1,19 2
Foreign currency-related transactions .............................................................................................................................. 8 6
Net realized gain (loss) ................................................................................................................................................................
27,2 48
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ($217) ) ...................................................... 31,680
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 5,206
Options written ................................................................................................................................................................. (83)
Foreign currency exchange contracts ............................................................................................................................... 292
Credit default swap contracts ........................................................................................................................................... (11 2 )
Foreign currency-related transactions .............................................................................................................................. 7 0
Net change in unrealized appreciation (depreciation) ................................................................................................................. 37,05 8
Net realized and unrealized gain (loss) ........................................................................................................................................ 64,30 6
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 78,71 8

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 735
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended October 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 14,412 $ 18,150
Net realized gain (loss) ................................................................................................................ 27,2 48 34,349
Net change in unrealized appreciation (depreciation) ................................................................. 37,05 8 64,541
Net increase (decrease) in net assets from operations ....................................................................... 78,71 8 117,040
Distributions
To shareholders
Class A ..................................................................................................................................... (102) (68)
Class C ..................................................................................................................................... (14) (10)
Class M .................................................................................................................................... (4,325) (3,674)
Class S ...................................................................................................................................... (13,310) (11,463)
Class Y ..................................................................................................................................... (3,477) (3,076)
Net decrease in net assets from distributions ..................................................................................... (21,228) (18,291)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (59,955) (64,594)
Total Net Increase (Decrease) in Net Assets ...................................................................
(2,465) 34,155
Net Assets
Beginning of period ........................................................................................................................... 589,888 555,733
End of period ......................................................................................................................................
$ 587,423 $ 589,888

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
736 Multi-Asset Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2025 and October 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 76 $ 84 3 84 $ 859
Proceeds from reinvestment of distributions 9 102 6 67
Payments for shares redeemed (32) (354) (42) (444)
Net increase (decrease)
53 59 1 48 482
Class C
Proceeds from shares sold 23 250 11 109
Proceeds from reinvestment of distributions 1 14 1 10
Payments for shares redeemed (14) (157) (14) (138)
Net increase (decrease)
10 107 (2) (19)
Class M
Proceeds from shares sold 1,815 20,086 1,825 19,029
Proceeds from reinvestment of distributions 394 4,325 354 3,674
Payments for shares redeemed (3,290) (36,390) (2,112) (21,830)
Net increase (decrease)
(1,081) (11,979) 67 873
Class S
Proceeds from shares sold 3,847 42,621 2,669 27,575
Proceeds from reinvestment of distributions 1,214 13,264 1,104 11,422
Payments for shares redeemed (8,499) (94,153) (9,360) (94,869)
Net increase (decrease)
(3,438) (38,268) (5,587) (55,872)
Class Y
Proceeds from shares sold 181 2,028 85 868
Proceeds from reinvestment of distributions 317 3,477 296 3,076
Payments for shares redeemed (1,433) (15,911) (1,349) (14,002)
Net increase (decrease)
(935) (10,406) (968) (10,058)
Total increase (decrease)
(5,391) $ (59,955) (6,442) $ (64,594)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 737
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class A
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
(ɸ)
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.81 9.11 8.66 11.32 9.54
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.24 .29 .27 ( — )
(Ɵ)
—
(Ɵ)
$ Net Realized and Unrealized Gain (Loss) 1.28 1.71 .42 (2.01) 1.81
$ Total from Investment Operations 1.52 2.00 .69 (2.01) 1.81
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.38) (.30) (.24) (.11) (.03)
$ Distributions from Net Realized Gain — — — (.54) —
$ Total Distributions (.38) (.30) (.24) (.65) (.03)
$ Net Asset Value, End of Period 11.95 10.81 9.11 8.66 11.32
% Total Return
(±)
14.42 22.09 7.89 (18.73) 19.03
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 3,585 2,668 1,812 1,474 1,980
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.33 1.35 1.47 1.48 1.44
% Expenses, Net
(Ƃ)
1.15 1.15 1.18 1.16 1.20
% Net Investment Income
(Ƃ)
2.20 2.82 2.91 (.01) .03
% Portfolio Turnover Rate 10 1 92 73 157 207
Class C
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
(ɸ)
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.60 8.94 8.51 11.16 9.46
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.16 .21 .20 (.07) (.07)
$ Net Realized and Unrealized Gain (Loss) 1.25 1.67 .40 (1.97) 1.78
$ Total from Investment Operations 1.41 1.88 .60 (2.04) 1.71
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.30) (.22) (.17) (.07) (.01)
$ Distributions from Net Realized Gain — — — (.54) —
$ Total Distributions (.30) (.22) (.17) (.61) (.01)
$ Net Asset Value, End of Period 11.71 10.60 8.94 8.51 11.16
% Total Return 13.59 21.13 6.98 (19.22) 18.11
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 656 495 432 477 271
Ratio to average net assets:
– – – – –
% Expenses, Gross 2.08 2.10 2.22 2.23 2.19
% Expenses, Net
(Ƃ)
1.90 1.90 1.93 1.91 1.95
% Net Investment Income
(Ƃ)
1.43 2.07 2.18 (.70) (.69)
% Portfolio Turnover Rate 10 1 92 73 157 207

See accompanying notes which are an integral part of the financial statements.
738 Multi-Asset Strategy Fund
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class M
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
(ɸ)
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.86 9.14 8.69 11.34 9.55
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.28 .33 .30 .03 .05
$ Net Realized and Unrealized Gain (Loss) 1.28 1.72 .42 (2.00) 1.79
$ Total from Investment Operations 1.56 2.05 .72 (1.97) 1.84
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.42) (.33) (.27) (.14) (.05)
$ Distributions from Net Realized Gain — — — (.54) —
$ Total Distributions (.42) (.33) (.27) (.68) (.05)
$ Net Asset Value, End of Period 12.00 10.86 9.14 8.69 11.34
% Total Return 14.73 22.63 8.23 (18.38) 19.24
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 123,443 123,393 103,326 126,529 164,993
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.08 1.11 1.22 1.23 1.19
% Expenses, Net
(Ƃ)
.80 .80 .83 .81 .85
% Net Investment Income
(Ƃ)
2.56 3.15 3.22 .34 .48
% Portfolio Turnover Rate 10 1 92 73 157 207
Class S
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
(ɸ)
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.84 9.13 8.68 11.33 9.54
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.27 .32 .30 .02 .04
$ Net Realized and Unrealized Gain (Loss) 1.27 1.71 .41 (2.00) 1.79
$ Total from Investment Operations 1.54 2.03 .71 (1.98) 1.83
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.40) (.32) (.26) (.13) (.04)
$ Distributions from Net Realized Gain — — — (.54) —
$ Total Distributions (.40) (.32) (.26) (.67) (.04)
$ Net Asset Value, End of Period 11.98 10.84 9.13 8.68 11.33
% Total Return 14.65 22.43 8.13 (18.46) 19.22
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 368,838 370,942 363,486 468,226 656,179
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.08 1.11 1.23 1.23 1.20
% Expenses, Net
(Ƃ)
.90 .90 .93 .91 .95
% Net Investment Income
(Ƃ)
2.46 3.04 3.15 .25 .37
% Portfolio Turnover Rate 10 1 92 73 157 207

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 739
Russell Investment Company
Multi-Asset Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
Class Y
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
(ɸ)
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.87 9.16 8.71 11.36 9.55
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.29 .34 .32 .04 .04
$ Net Realized and Unrealized Gain (Loss) 1.29 1.71 .41 (2.01) 1.82
$ Total from Investment Operations 1.58 2.05 .73 (1.97) 1.86
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.34) (.28) (.14) (.05)
$ Distributions from Net Realized Gain — — — (.54) —
$ Total Distributions (.43) (.34) (.28) (.68) (.05)
$ Net Asset Value, End of Period 12.02 10.87 9.16 8.71 11.36
% Total Return 14.93 22.58 8.32 (18.28) 19.48
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 90,901 92,390 86,677 112,849 154,330
Ratio to average net assets:
– – – – –
% Expenses, Gross .88 .91 1.03 1.03 .99
% Expenses, Net
(Ƃ)
.70 .70 .73 .71 .75
% Net Investment Income
(Ƃ)
2.65 3.25 3.38 .44 .39
% Portfolio Turnover Rate 10 1 92 73 157 207

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
740 Multi-Asset Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of October 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2025 and October 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 269,489
Administrative fees 23,678
Distribution fees 1,175
Shareholder servicing fees 139
Transfer agent fees 74,155
Trustees' fees 1,969
$ 370,605
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 75,312 $ 559,487 $ 552,084 $ (11) $ 5 $ 82,709 $ 1,737 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 508,696,625 $ 93,137 , 836 $ (19,041,66 3) $ 74,096 ,1 73
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Total
Accumulated
Earnings
(Losses)
$ 4,185 , 5 03 $ 8,792,049 $ 73,463 , 084 $ — $ 86,440, 6 36
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
October 31, 2025 October 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 21,228,043 $ — $ — $ 18,291,342 $ — $ —

Russell Investment Company
Multi-Asset Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Strategy Fund 741
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to equalization, foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At October 31, 2025, there were no adjustments to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Company
Notes to Schedules of Investments — October 31, 2025
742 Notes to Schedules of Investments
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2025
Notes to Schedules of Investments 743
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2025
744 Notes to Financial Highlights
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth Strategy
Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Strategy Fund). Accordingly, all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was liquidated and the Multi-Asset Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. The returns presented herein may differ from the performance reported in the Shareholder Report as the returns herein are calculated in accordance with U.S.
Generally Accepted Accounting Principles (“U.S. GAAP”), while the performance in the Shareholder Report is calculated manner consistent with standardized performance in accordance with Securities and Exchange Commission rules.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Aware Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2025 1.12% 1.87% 0.83% 0.67%
October 31, 2024 1.12% 1.87% 0.83% 0.67%
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
October 31, 2025 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2024 0.99% 1.74% 0.64% 0.74% 0.56%
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2025 1.29% 2.04% 0.90% 0.87% 1.00% 0.83%
October 31, 2024 1.26% 2.01% 0.87% 0.85% 0.97% 0.82%
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
(∂) Distributions in excess of accumulated earnings and profits, but not in excess of current earnings and profits, computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — October 31, 2025
Notes to Financial Statements 745
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the twelve months ended October 31, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic
280) – Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’ Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Fund’s Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated Russell
Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule
2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
746 Notes to Financial Statements
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 747
internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
748 Notes to Financial Statements
The Multifactor U.S. Equity, Equity Income, Sustainable Aware Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid
& Small Cap, Tax-Managed Real Assets, Long Duration Bond, Strategic Bond, Short Duration Bond, Tax-Exempt High Yield
Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income and Multi-Asset Strategy
Funds had no transfers into or out of Level 3 for the period ended October 31, 2025.
The Opportunistic Credit Fund and Investment Grade Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were
$482,615 and $725 respectively.
The Emerging Markets Fund and Tax-Managed International Equity Fund had transfers out of Level 2 into Level 3 representing financials instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were $1,354,048 and $2,073,065 respectively.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization
(“EBITDA”) multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 749
pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other
Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2022 through October 31,
2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
750 Notes to Financial Statements
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. The Funds distribute substantially all of their net investment income and net capital gains to shareholders each year. The amount and frequency of income distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular
Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond Funds
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Aware
Equity, U.S. Strategic Equity, Global Infrastructure, Global
Real Estate Securities, Multi-Strategy Income and Multi-Asset
Strategy Funds
Annually Mid-December U.S. Small Cap Equity, Multifactor International Equity,
International Developed Markets, Global Equity, Emerging
Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S.
Mid & Small Cap, Tax-Managed International Equity and Tax-
Managed Real Assets Funds

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 751
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2025. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
752 Notes to Financial Statements
house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently
Funds Strategies
U.S. Small Cap Equity Fund Hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed U.S. Large Cap Fund Trade settlement
Tax-Managed U.S. Mid & Small Cap Fund Hedging
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Strategy Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 753
marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2025, the following Funds purchased or sold options primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
754 Notes to Financial Statements
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Aware Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 755
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
756 Notes to Financial Statements
status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2025, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2025, the following Funds entered into credit default swaps primarily for the strategies listed below:
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 757
receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2025, the following Fund entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2025, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended October 31, 2025, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single
Fund Strategies
Strategic Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
758 Notes to Financial Statements
counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Aware Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions.
In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Aware Equity Fund, U.S.
Strategic Equity Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 759
Street Bank and Trust Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these
Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the
Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.
As of October 31, 2025, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
As of October 31, 2025, the Funds held collateral for short sales as follows:
Securities Lending
During the period, the Investment Company had a securities lending program whereby each Fund could loan securities with a value up to 33 1/3% of each Fund’s total assets. This program was deactivated in September 2025. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S. currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Funds Amount
Sustainable Aware Equity Fund
$ 7,914,541
U.S. Strategic Equity Fund
146,086,783
U.S. Small Cap Equity Fund
21,134,145
Funds Amount
Sustainable Aware Equity Fund
$ 11,715,309
U.S. Strategic Equity Fund
214,595,080
U.S. Small Cap Equity Fund
28,913,675

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
760 Notes to Financial Statements
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the
Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 761
in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
762 Notes to Financial Statements
mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 763
differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the
Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a
Fund. This could cause a Fund to underperform other types of investments.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended October 31, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, derivatives and repurchase agreements) were as follows:
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 89,583,119 $ 286,868,885
Equity Income Fund 39,926,756 77,606,472
Sustainable Aware Equity Fund 118,463,642 159,057,380

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
764 Notes to Financial Statements
During the period ended October 31, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, derivatives and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S.
Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
U.S. Strategic Equity Fund 1,906,960,569 2,255,435,338
U.S. Small Cap Equity Fund 550,965,682 798,008,713
Multifactor International Equity Fund 110,498,131 79,287,717
International Developed Markets Fund 320,858,719 446,059,067
Global Equity Fund 883,623,724 1,215,334,262
Emerging Markets Fund 414,150,748 513,376,765
Tax-Managed U.S. Large Cap Fund 3,324,902,082 3,021,872,744
Tax-Managed U.S. Mid & Small Cap Fund 905,965,635 894,779,170
Tax-Managed International Equity Fund 1,486,729,472 1,217,735,839
Tax-Managed Real Assets Fund 582,752,834 459,738,399
Opportunistic Credit Fund 356,472,402 320,311,185
Long Duration Bond Fund 45,708,257 14,298,878
Strategic Bond Fund 999,343,669 832,376,399
Investment Grade Bond Fund 419,252,825 356,667,278
Short Duration Bond Fund 286,699,143 292,165,756
Tax-Exempt High Yield Bond Fund 640,889,299 462,585,711
Tax-Exempt Bond Fund 3,029,847,693 2,600,285,255
Global Infrastructure Fund 235,240,770 265,827,628
Global Real Estate Securities Fund 245,450,562 273,255,085
Multi-Strategy Income Fund 254,221,936 311,739,475
Multi-Asset Strategy Fund 519,053,315 595,645,323
Funds Purchases Sales
Opportunistic Credit Fund $  3,449,500 $  3,937,756
Long Duration Bond Fund 314,552,529 206,418,288
Strategic Bond Fund 132,463,228 98,968,610
Investment Grade Bond Fund 450,470,791 408,508,299
Short Duration Bond Fund 154,537,742 156,879,303

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 765
Funds Asset Level Fee
Multifactor U.S. Equity Fund All assets .30%
Equity Income Fund All assets .55%
Sustainable Aware Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
U.S. Small Cap Equity Fund All assets .70%
Multifactor International Equity Fund All assets .45%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .73%
Next $2 billion .69%
Next $3 billion .66%
In excess of $6 billion .64%
Emerging Markets Fund First $1 billion .93%
Next $2 billion .89%
Next $3 billion .86%
In excess of $6 billion .84%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
Next $2 billion .61%
In excess of $8 billion .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion .58%
Next $2 billion .54%
Next $3 billion .51%
In excess of $6 billion .49%
Long Duration Bond Fund All assets .15%
Strategic Bond Fund First $1 billion .40%
Next $2 billion .36%
Next $3 billion .33%
In excess of $6 billion .31%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .35%
Next $2 billion .31%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
766 Notes to Financial Statements
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
Funds Asset Level Fee
Next $3 billion .28%
In excess of $6 billion .26%
Tax-Exempt High Yield Bond Fund All assets .47%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .53%
Next $2 billion .49%
Next $3 billion .46%
In excess of $6 billion .44%
Multi-Asset Strategy Fund First $1 billion .72%
Next $2 billion .68%
Next $3 billion .65%
In excess of $6 billion .63%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 767
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the respective totals for advisory and administrative fees for the period ended October 31, 2025.
Funds Fee*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Aware Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Strategy Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
768 Notes to Financial Statements
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended October 31, 2025. With respect to such waivers, direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Income Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended October 31, 2025 was $123,340. There were no reimbursements for the period ended October 31, 2025.
For the Sustainable Aware Equity Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended October 31, 2025 was $131,815. There were no reimbursements for the period ended October 31, 2025.
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 1,127,328 $ 179,482
Equity Income Fund
924,080 80,238
Sustainable Aware Equity Fund
916,215 79,555
U.S. Strategic Equity Fund
17,594,204 1,526,092
U.S. Small Cap Equity Fund
4,693,509 320,219
Multifactor International Equity Fund
610,653 64,786
International Developed Markets Fund
7,471,408 509,698
Global Equity Fund
13,742,638 923,501
Emerging Markets Fund
7,027,879 360,860
Tax-Managed U.S. Large Cap Fund
63,087,339 4,773,786
Tax-Managed U.S. Mid & Small Cap Fund
16,003,130 792,591
Tax-Managed International Equity Fund
36,085,296 2,129,368
Tax-Managed Real Assets Fund
9,201,124 518,857
Opportunistic Credit Fund
2,759,565 227,230
Long Duration Bond Fund
595,404 189,554
Strategic Bond Fund
7,547,151 948,199
Investment Grade Bond Fund
2,484,189 474,524
Short Duration Bond Fund
1,498,431 204,470
Tax-Exempt High Yield Bond Fund
10,257,579 1,042,246
Tax-Exempt Bond Fund
17,674,237 2,813,507
Global Infrastructure Fund
2,940,754 165,226
Global Real Estate Securities Fund
3,033,609 181,089
Multi-Strategy Income Fund
1,545,782 139,286
Multi-Asset Strategy Fund
4,140,860 274,651

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 769
For the U.S. Strategic Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.47%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.47%. The total amount of the waiver for the period ended October 31, 2025 was $2,573,738.
For the Multifactor International Equity Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-
level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.64% of the average daily net assets of the Fund on an annual basis. The total amount of the waiver for the period ended October 31, 2025 was $110,670. There were no reimbursements for the period ended October 31, 2025.
For the International Developed Markets Fund, RIM contractually agreed, until February 28, 2025, to waive 0.02% of its advisory fee. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.02% of its advisory fee. The total amount of the waiver for the period ended October 31, 2025 was $213,469.
For the Global Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.68%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.68%. The total amount of the waiver for the period ended October 31, 2025 was $593,372.
For the Emerging Markets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.83%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.83%. The total amount of the waiver for the period ended October 31, 2025 was $755,686.
For the Tax-Managed U.S. Large Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.65%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.65%. There were no waived amounts for the period ended October 31, 2025.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM entered into a contractual fee waiver agreement, until February 28,
2025, that resulted in an effective advisory fee not to exceed 0.96%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.96%. The total amount of the waiver for the period ended October 31, 2025 was $68,019.
For the Tax-Managed International Equity Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.74%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.74%. The total amount of the waiver for the period ended October 31, 2025 was $3,083,861.
For the Tax-Managed Real Assets Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.76%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.76%. The total amount of the waiver for the period ended October 31, 2025 was $942,912.
For the Opportunistic Credit Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.493%. Effective March 1, 2025, RIM entered into a contractual fee waiver agreement, until February 28, 2026, that resulted in an effective advisory fee not to exceed 0.493%. Effective June 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.476%.
The total amount of the waiver for the period ended October 31, 2025 was $447,905.
For the Long Duration Bond Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
770 Notes to Financial Statements
Fund-level expenses to the extent that direct Fund-level expenses exceed 0.34% of the average daily net assets of the Fund on an annual basis. There were no waived amounts for the period ended October 31, 2025. There were no reimbursements for the period ended October 31, 2025.
For the Strategic Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.32%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.32%. The total amount of the waiver for the period ended October 31, 2025 was $1,177,071.
For the Investment Grade Bond Fund, RIM contractually agreed, until February 28, 2025, to waive 0.01% of its advisory fee.
Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.01% of its advisory fee. The total amount of the waiver for the period ended October 31, 2025 was $99,368.
For the Short Duration Bond Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.292%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.292%. The total amount of the waiver for the period ended October 31, 2025 was $248,311.
For the Tax-Exempt High Yield Bond Fund, RIM contractually agreed, until February 28, 2025, to waive 0.12% of its advisory fee. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive 0.12% of its advisory fee. The total amount of the waiver for the period ended October 31, 2025 was $2,618,956.
For the Global Infrastructure Fund, RIM contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the Fund on an annual basis. Effective March 1, 2025, RIM has contractually agreed, until February 28, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of the
Fund on an annual basis. The total amount of the waiver for the period ended October 31, 2025 was $665,287. There were no reimbursements for the period ended October 31, 2025.
For the Global Real Estate Securities Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.72%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.72%. The total amount of the waiver for the period ended October 31, 2025 was $303,361.
For the Multi-Strategy Income Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.36%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.36%. The total amount of the waiver for the period ended October 31, 2025 was $495,817.
For the Multi-Asset Strategy Fund, RIM entered into a contractual fee waiver agreement, until February 28, 2025, that resulted in an effective advisory fee not to exceed 0.54%. Effective March 1, 2025, RIM has entered into a contractual fee waiver agreement, until February 28, 2026, that results in an effective advisory fee not to exceed 0.54%. The total amount of the waiver for the period ended October 31, 2025 was $1,035,215.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2025 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 771
RIFUS has contractually agreed to waive, through February 28, 2026, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 128,359
Equity Income Fund
309,354
Sustainable Aware Equity Fund
313,295
U.S. Strategic Equity Fund
6,046,329
U.S. Small Cap Equity Fund
1,190,340
Multifactor International Equity Fund
74,961
International Developed Markets Fund
2,046,212
Global Equity Fund
2,540,282
Emerging Markets Fund
1,280,034
Tax-Managed U.S. Large Cap Fund
19,995,708
Tax-Managed U.S. Mid & Small Cap Fund
3,319,815
Tax-Managed International Equity Fund
8,919,307
Tax-Managed Real Assets Fund
2,173,214
Opportunistic Credit Fund
809,062
Long Duration Bond Fund
610,619
Strategic Bond Fund
3,432,460
Investment Grade Bond Fund
1,634,882
Short Duration Bond Fund
465,444
Tax-Exempt High Yield Bond Fund
4,364,927
Tax-Exempt Bond Fund
11,782 ,824
Global Infrastructure Fund
597,868
Global Real Estate Securities Fund
641,603
Multi-Strategy Income Fund
417,212
Multi-Asset Strategy Fund
972,797
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Aware Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
772 Notes to Financial Statements
For the period ended October 31, 2025, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
Funds/Classes Waivers
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 2,127
Equity Income Fund 48,430
Sustainable Aware Equity Fund 47,415
U.S. Strategic Equity Fund 1,200,190
U.S. Small Cap Equity Fund 322,423
Multifactor International Equity Fund 2,285
International Developed Markets Fund 601,705
Global Equity Fund 289,731
Emerging Markets Fund 239,974
Tax-Managed U.S. Large Cap Fund 2,632,486
Tax-Managed U.S. Mid & Small Cap Fund 1,235,648
Tax-Managed International Equity Fund 1,240,786
Tax-Managed Real Assets Fund 315,763
Opportunistic Credit Fund 510,476
Long Duration Bond Fund 89,178
Strategic Bond Fund 1,370,190
Investment Grade Bond Fund 490,482
Short Duration Bond Fund 294,246
Tax-Exempt High Yield Bond Fund 1,043,720
Tax-Exempt Bond Fund 5,148,286
Global Infrastructure Fund 101,995
Global Real Estate Securities Fund 59,361
Multi-Strategy Income Fund 28,802
Multi-Asset Strategy Fund 117,466

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 773
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a shareholder services plan under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended October 31, 2025:
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 32,450 $ 5,076
Equity Income Fund — 3,433 496
Sustainable Aware Equity Fund — 12,839 1,785
U.S. Strategic Equity Fund — 11,771 2,212
U.S. Small Cap Equity Fund — 5,192 869
International Developed Markets Fund — 1,384 263
Global Equity Fund — 3,208 543
Emerging Markets Fund — 1,047 207
Tax-Managed U.S. Large Cap Fund — 219,441 36,307
Tax-Managed U.S. Mid & Small Cap Fund — 45,452 8,387
Tax-Managed International Equity Fund 1,640 48,110 8,324
Tax-Managed Real Assets Fund 736 13,489 2,602
Opportunistic Credit Fund — 10,942 1,429
Strategic Bond Fund — 4,585 981
Investment Grade Bond Fund — 1,889 402
Short Duration Bond Fund — 451 91
Tax-Exempt High Yield Bond Fund — 25,716 5,107
Tax-Exempt Bond Fund — 41,621 8,413
Global Infrastructure Fund — 19,456 2,900
Global Real Estate Securities Fund — 4,864 792
Multi-Strategy Income Fund — 7,804 1,426
Multi-Asset Strategy Fund — 602 131

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
774 Notes to Financial Statements
comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended October 31, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, Russell Investment Funds (“RIF”), Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended October 31, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$2,272,000. Trustees’ fees accrued for each Fund for the period ended October 31, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of October 31, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 23,155 $ 32,651 $ (982)
Tax-Exempt Bond Fund 115,269 134,230 (1,777)
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Fund 4,243,841 13,452,377 17,696,218
Emerging Markets Fund 11,570,277 — 11,570,277
Tax-Managed U.S. Large Cap Fund 98,402,175 — 98,402,175
Tax-Managed U.S. Mid & Small Cap Fund 6,943,937 — 6,943,937
Tax-Managed International Equity Fund 581,346,104 13,347,688 594,693,792
Tax-Managed Real Assets Fund 103,539,592 — 103,539,592
Opportunistic Credit Fund 32,275,602 105,985,144 138,260,746
Long Duration Bond Fund 1,535,677 5,091,143 6,626,820
Strategic Bond Fund 233,720,905 339,409,292 573,130,197
Investment Grade Bond Fund 35,872,472 47,279,720 83,152,192
Short Duration Bond Fund 979,808 11,536,022 12,515,830
Tax-Exempt High Yield Bond Fund 48,729,908 56,563,944 105,293,852
Tax-Exempt Bond Fund 97,557,948 192,082,980 289,640,928
Global Real Estate Securities Fund 54,942,358 5,079,607 60,021,965
Multi-Strategy Income Fund 12,722,238 — 12,722,238

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
Notes to Financial Statements 775
6. Record Ownership
As of October 31, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of October 31, 2025, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended October 31,
2025.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure except the following:
Funds # of Shareholders %
Multifactor U.S. Equity Fund
4 78.2
Equity Income Fund
4 58.8
Sustainable Aware Equity Fund
3 49.2
U.S. Strategic Equity Fund
5 83.4
U.S. Small Cap Equity Fund
4 64.6
Multifactor International Equity Fund
4 85.9
International Developed Markets Fund
5 80.2
Global Equity Fund
3 37.7
Emerging Markets Fund
4 63.8
Tax-Managed U.S. Large Cap Fund
4 78.6
Tax-Managed U.S. Mid & Small Cap Fund
5 88.5
Tax-Managed International Equity Fund
4 82.0
Tax-Managed Real Assets Fund
4 77.5
Opportunistic Credit Fund
3 57.1
Long Duration Bond Fund
5 66.5
Strategic Bond Fund
5 76.7
Investment Grade Bond Fund
6 83.4
Short Duration Bond Fund
3 61.1
Tax-Exempt High Yield Bond Fund
5 89.8
Tax-Exempt Bond Fund
4 80.8
Global Infrastructure Fund
4 60.5
Global Real Estate Securities Fund
4 70.6
Multi-Strategy Income Fund
2 51.1
Multi-Asset Strategy Fund
5 71.9

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2025
776 Notes to Financial Statements
Effective on or about March 24, 2026, the Sustainable Aware Equity Fund will be renamed the Sustainable Equity Fund and will change certain of its investment strategies. In connection with these changes, the Fund will:
change its non-fundamental 80% investment policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities that Russell Investment Management, LLC
(“RIM”), the Fund’s adviser, considers to be sustainable;
change its principal investment strategies to (x) invest in equity securities of companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner, (y) incorporate new environmental, social and governance related sustainability goals and (z) no longer employ long-short equity strategies pursuant to which it enters into short sales;
change its primary benchmark from the Russell 1000® Index to the MSCI ACWI Index;
change its portfolio managers; and
change its money managers to engage money managers that focus on sustainability issues.
For additional information regarding the Fund and these upcoming changes, please refer to the Fund’s Prospectus and Statement of Additional Information, each dated March 1, 2025, as supplemented through December 15, 2025.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 777
To the Board of Trustees of Russell Investment Company and Shareholders of Multifactor U.S. Equity Fund, Equity Income Fund,
Sustainable Aware Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity Fund, Multifactor International Equity Fund,
International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-Managed U.S. Large Cap Fund, Tax-
Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed Real Assets Fund, Opportunistic
Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund, Tax-
Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global Real Estate Securities Fund, Multi-
Strategy Income Fund and Multi-Asset Strategy Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Multifactor
U.S. Equity Fund, Equity Income Fund, Sustainable Aware Equity Fund, U.S. Strategic Equity Fund, U.S. Small Cap Equity
Fund, Multifactor International Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund,
Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-
Managed Real Assets Fund, Opportunistic Credit Fund, Long Duration Bond Fund, Strategic Bond Fund, Investment Grade Bond
Fund, Short Duration Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Infrastructure Fund, Global
Real Estate Securities Fund, Multi-Strategy Income Fund and Multi-Asset Strategy Fund (twenty-four of the funds constituting
Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended
October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent

Report of Independent Registered Public Accounting Firm
778 Report of Independent Registered Public Accounting Firm
and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Seattle, WA
December 22, 2025
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Company
Tax Information— October 31, 2025 (Unaudited)
Tax Information 779
For the tax year ended October 31, 2025, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2025, the Funds designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year
2025.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Multifactor U.S. Equity Fund
75.6%
Equity Income Fund
87.3%
Sustainable Aware Equity Fund
72.6%
U.S. Strategic Equity Fund
79.6%
U.S. Small Cap Equity Fund
100.0%
Multifactor International Equity Fund
0.0%
International Developed Markets Fund
0.0%
Global Equity Fund
19.1%
Emerging Markets Fund
0.0%
Tax-Managed U.S. Large Cap Fund
100.0%
Tax-Managed U.S. Mid & Small Cap Fund
100.0%
Tax-Managed International Equity Fund
0.0%
Tax-Managed Real Assets Fund
16.6%
Opportunistic Credit Fund
0.0%
Long Duration Bond Fund
0.0%
Strategic Bond Fund
0.0%
Investment Grade Bond Fund
0.0%
Short Duration Bond Fund
0.0%
Tax-Exempt High Yield Bond Fund
0.0%
Tax-Exempt Bond Fund
0.0%
Global Infrastructure Fund
20.7%
Global Real Estate Securities Fund
0.0%
Multi-Strategy Income Fund
11.3%
Multi-Asset Strategy Fund
13.1%

Russell Investment Company
Tax Information, continued — October 31, 2025 (Unaudited)
780 Tax Information
Pursuant to Section 852 of the Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2025:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2025.
Pursuant to Section 853 of the Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2025:
Multifactor U.S. Equity Fund
$ 89,858,679
Equity Income Fund
18,797,961
Sustainable Aware Equity Fund
17,877,016
U.S. Strategic Equity Fund
282,621,319
U.S. Small Cap Equity Fund
64,981,929
Global Equity Fund
112,881,517
Global Infrastructure Fund
5,852,652
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
Multifactor International Equity Fund
$ — $ 0.000 $ 2,952,044 $ 0.2208
International Developed Markets Fund
2,258,823 0.0951 24,424,895 1.0287
Emerging Markets Fund
3,342,645 0.0734 9,941,163 0.2182
Tax-Managed International Equity Fund
11,166,441 0.0334 90,183,653 0.2700
Global Infrastructure Fund
802,176 0.0241 5,644,728 0.1698
Tax-Exempt High Yield Bond Fund
$ 91,162,750
Tax-Exempt Bond Fund
215,958,168

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2025 (Unaudited)
Affiliated Brokerage Transactions 781
As discussed in Note 4 in the Notes to Financial Statements contained in this annual report, substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’
trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a
Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including
RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
October 31, 2025 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX
Fees").
Fund Name
Affiliated Broker Total
Commissions
RIIS Net
RIIS FX Fees
Multifactor U.S. Equity Fund RIIS $ 18,076 $ 16,244 $ —
Equity Income Fund
RIIS
7,648 6,932 —
Sustainable Aware Equity Fund
RIIS
3,593 3,163 —
U.S. Strategic Equity Fund
RIIS
82,873 73,934 —
U.S. Small Cap Equity Fund
RIIS
204,734 169,153 494
Multifactor International Equity Fund
RIIS
30,374 24,766 21,992
International Developed Markets Fund
RIIS
108,345 86,013 57,100
Global Equity Fund
RIIS
123,956 100,802 58,410
Emerging Markets Fund
RIIS
230,552 143,919 32,087
Tax-Managed U.S. Large Cap Fund
RIIS
416,505 349,734 —
Tax-Managed U.S. Mid & Small Cap Fund
RIIS
429,714 352,788 —
Tax-Managed International Equity Fund
RIIS
649,668 450,600 107,975
Tax-Managed Real Assets Fund
RIIS
170,191 135,957 28,065
Global Infrastructure Fund
RIIS
46,808 35,618 19,491
Global Real Estate Securities Fund
RIIS
54,771 44,902 16,334
Multi-Strategy Income Fund
RIIS
25,829 18,701 4,197
Multi-Asset Strategy Fund
RIIS
80,079 57,951 16,574

Russell Investment Company
Basis for Approval of Investment Advisory Agreements — (Unaudited)
782 Basis for Approval of Investment Advisory Agreements
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-
of-managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the
“portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis, and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 19, 2025 (the “Agreement Evaluation Meeting”). During
the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information
(the “Third-Party Provider”) comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party
Provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party
Information”). The Third-Party Information provided performance and operating expense comparisons for Class S shares of the
Funds, except for the Long Duration Bond Fund, for which the Third-Party Information showed performance comparisons for Class
S since first being issued on September 11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s
“Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the
Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the
Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 7, 2025 and April 14, 2025, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. At a separate meeting held virtually on April 14, 2025, the Board discussed with RIM the process and considerations of the Third-Party Provider in selecting share classes of a Fund’s
Comparable Funds for inclusion in Expense Groups. At a meeting held in person on April 21, 2025, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At a meeting held in person on April
22, 2025 (the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the
Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates Management, L.P. (“TA
Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the President, Chief Executive
Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with
Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the
Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information
Review Meeting, the Independent Trustees requested that RIM consider an additional advisory fee waiver for the Opportunistic
Credit Fund. RIM’s proposal for this additional advisory fee waiver was provided to the Board on May 5, 2025. On May 12, 2025, the Independent Trustees met by video conference in a private session with Independent Counsel to further discuss the Agreement
Evaluation Information provided to date.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 783
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that most of the Funds employ a manager-of-managers method of investment
(the “Manager-of-Managers Funds”) and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers Funds and is responsible for paying fees to the Money Managers
(“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM
Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers
Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Multifactor U.S.
Equity Fund, Multifactor International Equity Fund and Long Duration Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Manager-of-Managers Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Manager-of-Managers Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each
Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-of-Managers Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio.
RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Manager-of-Managers Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs
(including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money Manager strategies, managing Money
Manager transitions and that, for the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed
International Equity Fund and Tax-Managed Real Assets Fund (the “Tax-Managed Equity Funds”), emulation provides a more flexible structure to manage optimal tax lot selection, minimize wash sales, manage holding period, defer realized gains and harvest losses. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM
Agreement.
With respect to the Tax-Managed Equity Funds, RIM described the advantages of the active tax management strategies and implementation techniques that RIM employs, which include centralized trading and implementation, taxable gain and loss harvesting activities, capital gain deferral, tax lot management, management of portfolio yield and holding periods and minimization of wash sales, where possible, and how the services provided by RIM to the Funds are differentiated from the services generally provided

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
784 Basis for Approval of Investment Advisory Agreements
to other tax-managed investment options. RIM also described value-added services provided by RIM to the Tax-Managed Equity
Funds, including the integration of portfolio management decisions and tax-management decisions into one process, managing the trade-off between reducing tracking error and tax-loss harvesting, opportunistic and customized trade timing decisions, and the ability to actively refresh tax lots to minimize chances of future lock-up.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-
Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-
of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary
Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies;
with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the
Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money
Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the
Manager-of-Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and
RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation
Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Funds by
RIM and the relatively narrow scope of portfolio management services provided to the Manager-of-Managers Funds by Money
Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager
Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the
Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers
Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the
Manager-of-Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their

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investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers
Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and, in the case of
Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds, how Russell
Investments measures performance success, and recent and planned investment process enhancements.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).

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786 Basis for Approval of Investment Advisory Agreements
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning.
RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2024, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Funds, its portfolio managers combine Money Manager strategies and, through
RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Fund. RIM’s Direct Management Services
are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related
Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Funds, and the fact that the

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aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of
Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-
of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers Funds, whereby those Manager-of-Managers Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a Money Manager bench lineup for
Manager-of-Managers Funds, or create Money Manager bench lineups for additional Manager-of-Managers Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Funds were previously converted to non-
discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-of-Managers
Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Manager-of-Managers Funds, it assumes various additional risks, including trade error risk, as it takes over responsibility for trading. RIM generally effects
Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by
Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Name and investment strategy changes for the Long Duration Bond Fund (formerly, Multifactor Bond Fund).
• Benchmark and name changes for certain Funds to comply with new SEC regulations.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.

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The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for certain Funds for which
RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for certain Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of the Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each Fund on an adjusted basis to reflect the annualized impact of changes to contractual advisory fees, advisory fee waivers and expense caps, as applicable, that were implemented in 2024 relative to the management fees and total expenses of such Fund’s Comparable Funds included in the Third-Party Information (the “Annualized Information”).
The Annualized Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers, expense caps and/or breakpoints implemented by
RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Annualized Information showed, among other things, that the Tax-Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International
Equity Fund, Tax-Managed Real Assets Fund and Short Duration Bond Fund each had a Management Fee which, compared with the management fees of its respective Expense Group’s Comparable Funds on an annualized basis, was ranked in the fourth or fifth quintile of its Expense Group for that expense component. The Annualized Information also showed that the Opportunistic
Credit Fund had a Management Fee which, compared with the management fees of a custom peer group selected by an independent provider of investment company information on an annualized basis, was ranked in the fifth quintile of its custom peer selection for that expense component. The Management Fees for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Group, and the fifth quintile represents funds with the highest management fees among funds in the Expense Group. The comparisons were based upon the latest fiscal years for the Expense Group funds and the Annualized Information.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds increased slightly in 2024, and RIM’s
2024 pre-tax profit margin in providing investment advisory services to the Funds is higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2024 reflecting the prior 12 months.
The Board considered each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Group. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
With respect to each Fund with a Management Fee ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s Management Fee was fair and reasonable notwithstanding the Annualized Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group offer the additional active tax

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management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group offer the additional active tax management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable 5- and10-year after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed International Equity Fund, the Board considered that, at the request of RIM, the Third-Party
Provider prepared comparisons of the Fund’s fees and expenses within a custom blend of two categories of peer funds (foreign large blend funds and diversified emerging markets funds) (the “Custom Expense Comparison”). The Board considered the Fund’s
Management Fee relative to the management fees of the Comparable Funds of both the Expense Group and Custom Expense
Comparison and noted that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group and Custom
Expense Comparison. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable 3- and
5-year after-tax, pre-liquidation performance rankings relative to the constituents of its Custom Expense Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board was advised by RIM that none of the Comparable Funds in the Fund’s Expense
Group offer the additional active tax management services that are applied to the Fund. In considering the Fund’s Management Fee rankings, the Board considered RIM’s explanation that performance differences between the Fund and its Performance Universe are primarily driven by the diverse set of investment strategies and product compositions among Performance Universe constituents, and that the Performance Universe includes strategies with exposure to a broad range of sectors not limited to real assets.
For the Tax-Managed Equity Funds, the Board also considered comparisons of 2024 capital gains distributions as a percentage of NAV and the tax cost ratios of the Tax-Managed Equity Funds relative to their respective Morningstar category averages. In addition, RIM provided comparative information which included investment minimums, management fees, net expense ratios, estimated cash flows, tax cost ratios, estimated capital gains and performance for two of the Tax-Managed Equity Funds relative to a third-party fund that uses tax-management techniques. The Board further considered the meaningful cash inflows into the
Tax-Managed Equity Funds over the past five years and the implication from such inflows that shareholders value the tax-managed services provided by RIM to these Funds.
With respect to the Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its
Comparable Funds in its Expense Group, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund’s Class A shares based on a quantitative assessment of holdings.
The Board considered RIM’s belief that a peer comparison based on the specified holdings criteria is another appropriate peer comparison in addition to its assigned Expense Group and noted that the Fund’s Advisory Fee compared less favorably against the additional custom peer selection. The Board considered that the Fund’s Management Fee had a small variance to the third quintile of its custom peer selection. The Board further considered the Advisory Fee waivers that RIM previously had agreed to implement and that, after considering a request from the Independent Trustees, RIM agreed to implement additional Advisory Fee waivers for the Fund in the future. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds and the constituents of the additional custom peer selection.
With respect to the Short Duration Bond Fund, the Board considered that the Fund’s Management Fee had a small variance to the third quintile of its Expense Group. The Board further considered the Advisory Fee waiver that RIM implemented for the Fund in
2024.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year and those proposed to be implemented in the future. In addition, the Board, in the case of certain Funds, considered Advisory Fee breakpoints that previously had been implemented for those Funds.

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The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/
communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for
RIM’s or its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Annualized Information showed that the total expenses for the U.S. Strategic Equity
Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Global Equity Fund, Emerging Markets Fund, Tax-
Managed U.S. Large Cap Fund, Tax-Managed U.S. Mid & Small Cap Fund, Tax-Managed International Equity Fund, Tax-Managed
Real Assets Fund, Opportunistic Credit Fund, Long Duration Bond Fund, Investment Grade Bond Fund, Short Duration Bond Fund,
Tax Exempt High Yield Bond Fund, Tax Exempt Bond Fund, Global Infrastructure Fund and Global Real Estate Securities Fund
each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds, ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among funds in the Expense
Group.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Annualized Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the U.S. Strategic Equity Fund, the Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group. The Board further considered that the Fund’s Management Fee ranked in the second quintile of its
Expense Group.
With respect to the U.S. Small Cap Equity Fund, the Board considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the International Developed Markets Fund, the Board considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Global Equity Fund, the Board considered that the Fund’s Management Fee ranked in the second quintile of its
Expense Group.
With respect to the Emerging Markets Fund, the Board considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group.
With respect to the Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax, pre-liquidation performance rankings relative to its Comparable Funds.
With respect to the Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable 5- and 10-year after-tax, pre-liquidation performance rankings relative to its Comparable Funds.

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With respect to the Tax-Managed International Equity Fund, the Board considered the Fund’s total expenses relative to the total expenses of the Comparable Funds of both the Expense Group and Custom Expense Comparison and noted the small variance of the Fund’s total expenses to the third quintile of its Custom Peer Comparison. In considering the Fund’s total expense rankings, the
Board took account of the Fund’s favorable 3- and 5-year after-tax, pre-liquidation performance rankings relative to the constituents of its Custom Peer Comparison.
With respect to the Tax-Managed Real Assets Fund, the Board considered RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund, and that the Fund’s
Management Fee had a small variance to the third quintile of its Expense Group. In considering the Fund’s total expense rankings, the Board considered RIM’s explanation that performance differences between the Fund and its Performance Universe are primarily driven by the diverse set of investment strategies and product compositions among Performance Universe constituents, and that the
Performance Universe includes strategies with exposure to a broad range of sectors not limited to real assets.
With respect to the Long Duration Bond Fund, RIM noted that the Fund’s Expense Group represents two peer groups blended together by the Third-Party Provider because there were not enough funds in the Long Duration category to create an expense group.
The Board considered that the Fund’s Management Fee ranked in the first quintile of its Expense Group, and RIM’s advice that, given the custom blended Expense Group, there is no appropriate peer comparison available at this time.
With respect to the Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its
Comparable Funds in its Expense Group, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund’s Class A shares based on a quantitative assessment of holdings.
The Board considered RIM’s belief that a peer comparison based on the specified holdings criteria is another appropriate peer comparison in addition to its assigned Expense Group and noted that the Fund’s total expenses were in the third quintile of the custom peer selection.
With respect to the Investment Grade Bond Fund, the Board considered the small variance of the Fund’s total expenses to the third quintile of its Expense Group. The Board further considered that the Fund’s Management Fee ranked in the second quintile of its
Expense Group.
With respect to the Short Duration Bond Fund, RIM noted that the variance of the Fund’s total expenses to the third quintile of its expense group was due primarily to custodian fees as result of investment strategies employed by the Fund and other non-
management expenses. The Board further considered the Advisory Fee waiver that RIM implemented for the Fund in 2024.
With respect to the Tax-Exempt High Yield Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the first quintile of its Expense Group. RIM noted the Fund’s outperformance relative to its Performance Universe average over the 3- and 5-year periods.
With respect to the Tax-Exempt Bond Fund, the Board considered the variance of the Fund’s total expenses to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the third quintile of its Expense Group. RIM noted the Fund’s outperformance relative to its Performance Universe average over the 3-, 5- and 10-year periods.
With respect to the Global Infrastructure Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group, and that the Fund’s Management Fee ranked in the second quintile of its Expense Group. The Board further considered the Fund’s outperformance relative to its Performance Universe average over the 1-, 3- and 10-year periods.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s Management Fee ranked in the third quintile of its Expense Group. The Board further considered the relatively small variance of the Fund’s total expenses to the third quintile of its Expense Group.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the investment strategies of its respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
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792 Basis for Approval of Investment Advisory Agreements
continuity of investment advisory and other services by RIM and its affiliates to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that
RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5)
found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of Funds with at least three years of performance history, the Board focused on each Fund’s performance for the 3-year period ended December
31, 2024 as most relevant but also considered Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results. With respect to the Tax-Managed Equity Funds, the
Board considered each Fund’s after-tax performance on a pre-liquidation and a post-liquidation basis.
With respect to the Equity Income Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the Fund’s tilt away from stocks with more expensive valuation ratios and toward stocks with high dividend yield relative to its Comparable
Funds was a headwind in the aggregate, while the Fund’s tilt towards the largest market capitalization names was additive to performance. RIM further noted that Fund’s peer relative sector positioning had a negative overall impact, with an underweight to the outperforming financials sector and an overweight to the underperforming healthcare sector detracting from Fund performance.
With respect to the Sustainable Aware Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in the fifth quintile of its Performance Universe for each of the 1- and 5-year periods ended on such date. For the 3-year period, RIM noted
that the Fund’s tilt toward stocks with lower volatility, smaller market capitalization, and cheaper valuation ratios relative to its
Comparable Funds was a headwind in aggregate as the most volatile, largest market capitalization, and most expensive stocks notably outperformed within the U.S. large cap market. RIM further noted that the Fund’s peer relative sector positioning had a negative impact overall, with an underweight to the outperforming energy sector and overweights to the underperforming consumer staples and healthcare sectors detracting from Fund performance.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2024. For the 3-year period,
RIM noted that the Fund’s tilt toward stocks with cheaper valuation ratios and smaller market capitalization characteristics relative to its Comparable Funds was a headwind, as the most expensive and largest market capitalization stocks notably outperformed within the U.S. large cap market. RIM further noted that the Fund’s peer relative sector positioning had a positive impact overall with an overweight to the outperforming information technology sector and an underweight to the underperforming real estate sector adding to fund performance, while an overweight to the underperforming consumer discretionary sector detracted slightly.
The Board considered that the changes to certain Money Managers and changes in allocations among Money Managers and RIM’s
Direct Management Services that were implemented in 2022 have contributed positively to the Fund’s performance.
With respect to the U.S. Small Cap Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the
Fund’s tilt toward smaller market capitalization, micro-cap stocks relative to its Comparable Funds was a headwind in the aggregate, as smaller stocks notably underperformed in the U.S. small cap market. RIM further noted that the Fund’s peer relative sector

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
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Basis for Approval of Investment Advisory Agreements 793
positioning had a mixed impact overall, with an overweight to the outperforming energy sector adding, while an overweight to the underperforming healthcare sector detracted.
With respect to the Tax-Managed Real Assets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that performance differences between the Fund and its Performance Universe are primarily driven by the diverse set of investment strategies and product compositions among the constituents of its Performance Universe, as the Performance Universe includes strategies with exposure to a broad range of sectors not limited to real assets. RIM further noted that the listed real assets sector underperformed relative to broader global equities.
With respect to the Long Duration Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in the fifth quintile of its Performance Universe for the 1-year period and the third quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that while the Fund was placed in the Long Government category, which RIM agrees is appropriate, due to small size of the Long Government category, the Performance Universe included in the Third-Party Information includes funds from both the Long Government and Intermediate Government categories. RIM further noted that when compared only to the Comparable
Funds in the Long Government category, the Fund has been ranked in the first quintile since its reclassification in October 2023.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- 3- and 5-year periods ended December 31, 2024. RIM noted that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased, while the
Fund’s higher quality credit profile partially offset 2022’s negative relative performance. RIM also noted that in 2023 and 2024, the Fund maintained an overweight duration position compared to its Comparable Funds, which hurt relative performance in an environment where interest rates rose, and had less securitized credit exposure relative to its Comparable Funds, which was a slight drag on performance. The Board considered that a Money Manager change made in 2024 has contributed positively to the Fund’s performance.
With respect to the Investment Grade Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in the fourth quintile of its Performance Universe for each of the 1- and 5-year periods ended on such date. RIM attributed the Fund’s relative underperformance to its Comparable Funds tending to hold a larger overweight to securitized sectors, which benefit during risk rallies. RIM noted that in 2022 and 2023, the Fund had an overweight duration position, which detracted given the continued rise in rates and, in 2023, the Fund maintained an overweight to government bonds, which underperformed credit sectors as spreads tightened over the year. RIM further noted that in 2024, an overweight duration position and lower allocation to securitized credit relative to the Comparable Funds dragged on performance as rates increased and securitized credit outperformed during the year, which was partially offset by an overweight to corporate bonds relative to the Comparable Funds, as spreads continued to tighten.
With respect to the Short Duration Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. RIM noted that the Fund’s Comparable Funds have tended to hold a larger overweight to securitized sectors which benefit during risk rallies. RIM noted that for 2022 and 2023, the Fund had a reduced duration position, which was additive given the continued rise in rates, and in 2023, the Fund maintained an overweight to higher quality bonds, while lower quality bonds outperformed as spreads tightened over the year. RIM further noted
that in 2024, a lower allocation to securitized credit, particularly asset-backed securities, compared to its Comparable Funds dragged on performance, as securitized credit outperformed during the year, which was partially offset by an overweight to corporate bonds relative to the Comparable Funds, as spreads continued to tighten. The Board considered that a Money Manager change made in
2024 has contributed positively to the Fund’s performance.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2024, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund’s Performance
Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
794 Basis for Approval of Investment Advisory Agreements
number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the Multi-Strategy Income Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in the fifth quintile of its
Performance Universe for the 1- and 5-year periods ended on such date. RIM noted that the Fund underperformed its Performance
Universe during the 3-year period primarily due to underlying manager security selection, as overweight allocations to non-U.S.
equities and value equities relative to its Comparable Funds detracted from peer relative performance. RIM further noted that while valuation spreads between growth and value equities have widened compared to historical levels, RIM continues to believe that the spread is unsustainable and will revert to normal levels.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2024.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’
performance relative to their primary or secondary benchmarks, whichever RIM uses to assess Fund performance, in light of
RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. With respect to the Manager-of-Managers Funds, for the 1-year period ended December
31, 2024, the Emerging Markets Fund, Opportunistic Credit Fund, Investment Grade Bond Fund, Short Duration Bond Fund,
Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund, Global Real Estate Securities Fund, and Multi-Strategy Income
Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2024, the Multi-Strategy Income Fund outperformed its benchmark; and for the 5-year period ended December 31, 2024, the Equity Income Fund, U.S. Small Cap Equity
Fund, Short Duration Bond Fund, Tax-Exempt Bond Fund, Global Real Estate Securities Fund and Tax-Managed Real Assets Fund
outperformed their respective benchmarks. With respect to the Funds that are not Manager-of-Managers Funds, for the 1-year period ended December 31, 2024, the Long Duration Bond Fund outperformed its benchmark, and for the 3-year period ended December
31, 2024, the Multifactor U.S. Equity Fund outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination.
Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that have been and may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate.
The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Manager-of-Managers Funds’
portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the

Russell Investment Company
Basis for Approval of Investment Advisory Agreements, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreements 795
acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Agreements
At the quarterly Board meeting held on May 20, 2025, the Board received proposals from RIM to approve new portfolio management contracts for the Tax-Managed U.S. Large Cap Fund and Sustainable Aware Equity Fund. At the quarterly Board meeting held on
August 26, 2025, the Board received proposals from RIM to approve new portfolio management contracts for the Sustainable Aware
Equity Fund, Tax-Exempt High Yield Bond Fund, Tax-Exempt Bond Fund and Multi-Asset Strategy Fund. With respect to the
Sustainable Aware Equity Fund, the new portfolio management contract proposed at the August 26, 2025 Board meeting will be effective as of the closing of a change of control for a Money Manager of the Fund.
With respect to the evaluation of the terms of the portfolio management contracts, the Board received and considered information from RIM reporting, among other things, for each Money Manager: RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; RIM’s assessment of the performance of each Money Manager over various periods;
any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the
Funds’ underwriter; RIM’s recommendation with respect to the Money Managers’ fee rates; the increase or decrease in aggregate
Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy. The Board also received or had previously received certifications from the Funds’ Chief Compliance Officer that she reviewed and approved certain policies and procedures for each
Money Manager and determined that such policies and procedures are reasonably designed to prevent violations of the federal securities laws by such Money Manager with respect to the services it is to provide to the Funds, respectively.
RIM advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fees charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable, the Board’s prior findings as to the acceptability of the advisory fee paid by each Fund and the fact that each
Money Manager’s fee will be paid by RIM.
Based substantially upon RIM’s recommendations, together with their findings at prior meetings, including the Agreement Evaluation
Meeting, the Board concluded that the fees proposed to be paid by RIM to the Money Managers of each Fund are acceptable in light of RIM’s assessment of the expected quality of the investment advisory services to be provided and voted to approve the portfolio management contracts with each Money Manager of each Fund.

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2025
(Unaudited)
796 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Aware Equity Fund
Beutel, Goodman, & Company Ltd., Toronto, Canada
Delaware Investments Fund Advisers, Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Copeland Capital Management LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Barangaroo,

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2025
(Unaudited)
Adviser, Money Managers and Service Providers 797
Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, UK
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, UK
Schroder Investment Management North America Inc., New
York, NY
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Rockefeller & Co. LLC, New York, NY
Tax-Exempt Bond Fund
Brown Brothers Harriman Mutual Fund Advisory
Department, New York, NY
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, UK, operating
under the brand name DWS
Multi-Strategy Income Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Multi-Asset Strategy Fund
Algert Global LLC, San Francisco, CA
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Schroder Investment Management North America Inc., New
York, NY
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  December 23, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 23, 2025